UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08274

MassMutual Select Funds
(Exact name of registrant as specified in charter)

100 Bright Meadow Blvd., Enfield, CT	06082
(Address of principal executive offices)	(Zip code)

Eric Wietsma
100 Bright Meadow Blvd., Enfield, CT 06082
(Name and address of agent for service)

Registrant's telephone number, including area code:	(860) 562-1000

Date of fiscal year end:	9/30/20

Date of reporting period:	3/31/20

Item 1. Reports to Stockholders.

MassMutual

Semiannual Report

MassMutual Select Funds

March 31, 2020

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MassMutual Select Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

Important Notice: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer, bank, or retirement plan recordkeeper). Instead, the reports will be made available on the Fund’s website (http://www.massmutual.com/funds), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you would like to receive shareholder reports and other communications electronically from the Fund and are either a direct investor in the Fund or MassMutual serves as your retirement plan recordkeeper, please call (800) 767-1000 extension 43012 or send your request to enroll to RSProspectusFulfillment@massmutual.com. If you have invested in the Fund through another financial intermediary (such as a broker-dealer, bank, or retirement plan recordkeeper), you can request electronic delivery by contacting that financial intermediary. Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest directly with the MassMutual Funds or MassMutual serves as your retirement plan recordkeeper, you can call (800) 767-1000 extension 43012 or send an email request to RSProspectusFulfillment@massmutual.com to inform the Funds or MassMutual that you wish to continue receiving paper copies of your shareholder reports. If you invest through a financial intermediary other than MassMutual, you can contact that financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held within the fund complex if you invest directly with a Fund.

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MassMutual Select Funds – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Eric Wietsma

“As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals.”

March 31, 2020

Welcome to the MassMutual Select Funds Semiannual Report, covering the six months ended March 31, 2020.

Market Highlights

●	During the period, U.S. stock prices ended down nearly 20%, despite being up over 9% in the first half of the period, ending an 11-year bull market.

●	The COVID-19 pandemic escalated quickly, shuttering businesses and curtailing economic activity, causing concerned investors to sell stocks in favor of safer investments.

●	Markets rebounded in the second half of March in response to emergency interest rate cuts by the Federal Reserve Board (the Fed) and an unprecedented fiscal stimulus package from Congress.

●	Developed-market foreign stocks and emerging market stocks both trailed U.S. stock returns for the six-month period, though only slightly.

●	U.S. bonds ended the quarter in positive territory benefiting from falling interest rates and investors seeking safer investments due to expectations for a global economic downturn.

Market Commentary

For the six months beginning on October 1, 2019, global stock investors experienced negative returns. U.S. stocks rose steadily in the first half of the period, buoyed by the lower interest rates and expectations for strong economic growth and rising corporate earnings. Then the COVID-19 pandemic struck, shuttering businesses and curtailing economic activity, causing U.S. stocks to fall sharply during the second half of the period.

Volatility is the tendency for markets to fluctuate unpredictably and is a normal risk of investing. Volatility resurfaced in the first quarter of 2020 with the S&P 500® Index* gaining or losing three percent of its value on 19 different days during the quarter. The VIX, a measure of market expectation of near term volatility conveyed by stock index option prices, achieved an all-time high of 82.69 on March 16th. Volatility receded somewhat by the end of the period in response to emergency interest rate cuts by the Fed and an unprecedented fiscal stimulus package from Congress.

As a result, the broad market S&P 500 delivered a loss of 12.31% for the period. The technology-heavy NASDAQ Composite Index held up much better, managing to lose only 3.23%. The more economically sensitive Dow Jones Industrial Average lost just 17.58% for the period. Small-cap stocks underperformed their larger peers while growth stocks significantly outperformed their value peers.

The market sell-off and subsequent recovery affected sectors differently. The information technology and health care sectors fared best as these sectors were expected to be less impacted by the COVID-19 pandemic. The energy and financial services sectors experienced the biggest losses due to expectations of a sharp downturn in global economic growth and lower interest rates, respectively. West Texas Intermediate (WTI) crude oil prices ended the period at just $20.51 per barrel, down 62% during the period.

* Indexes referenced, other than the MSCI Indexes, are unmanaged, do not incur fees, expenses, or taxes, and cannot be purchased directly for investment. The MSCI Indexes are unmanaged, do not incur fees or expenses, and cannot be purchased directly for investment.

(Continued)

MassMutual Select Funds – President’s Letter to Shareholders (Unaudited) (Continued)

Developed international stock markets, as measured by the MSCI EAFE® Index, trailed their domestic peers, falling 16.52% for the six month period. Japanese stocks fared much better than European stocks as a result of Japan responding quickly and effectively to halt the spread of COVID-19 within its borders. Emerging-market stock markets, as measured in the MSCI Emerging Markets Index, fared only slightly better, falling 14.55% for the period.

In these unprecedented times the Fed asserted its influence on markets during the period through two emergency interest rate cuts in March. On March 3rd, the Fed slashed interest rates by half a percentage point citing that the “the coronavirus poses evolving risks to economic activity.” On March 15th, the Fed cut interest rates to nearly zero percent saying it would maintain the low rates “until it is confident that the economy has weathered recent events and is on track to achieve its maximum employment and price stability goals.” These are the first emergency interest rate cuts since 2008. Congress also played its part, delivering a roughly $2 trillion coronavirus response bill intended to keep businesses and individuals afloat during these unprecedented times.

Investors entered the period with expectations of stable economic growth and rising corporate earnings and ended the period with expectations of a global recession. Bond yields rose slightly in the first half of the period, with the 10-year U.S. Treasury bond reaching 1.94% in early November before falling to a low of 0.54% in early March. Since falling yields drive bond prices up, the Bloomberg Barclays U.S. Aggregate Bond Index ended the period with a positive return of 3.33%. Investment-grade and high-yield corporate bonds did not fare as well on concerns that defaults would rise. The Bloomberg Barclays U.S. Corporate Bond Index, which tracks investment-grade corporate bonds, ended the period down 2.49%. The Bloomberg Barclays U.S. Corporate High Yield Index performed even worse, ending the period down 10.40%, on concerns over rising defaults, especially in the energy sector.

Review and maintain your strategy

MassMutual is committed to helping people secure their long-term future and protect the ones they love. While the return of volatility and the reality of market sell-offs can test an investor’s mettle, we’d like to remind you as a retirement investor that it’s important to maintain perspective and have realistic expectations about the future performance of your investment accounts. As described in this report, financial markets can reverse suddenly with little or no notice. Our multi-managed and sub-advised mutual funds tap into the deep expertise of seasoned asset managers who are committed to helping long-term investors prepare for retirement – in all market conditions. As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals. Thank you for your confidence in MassMutual.

Sincerely,

Eric Wietsma
President

© 2020 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001. All rights reserved. www.MassMutual.com Underwriter: MML Distributors, LLC. (MMLD) Member FINRA and SIPC (www.FINRA.org and www.SIPC.org), 100 Bright Meadow Blvd., Enfield, CT 06082. MMLD is a wholly-owned subsidiary of MassMutual. Investment advisory services provided to the Funds by MML Investment Advisers, LLC (MML Advisers), a wholly-owned subsidiary of MassMutual. The information provided is the opinion of MML Advisers as of 4/1/20 and is subject to change without notice. It is not to be construed as tax, legal, or investment advice. Of course, past performance does not guarantee future results.

MassMutual Select Funds – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Select Total Return Bond Fund, and who is the Fund’s subadviser?

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of investment grade fixed income securities (rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s, BBB- or higher by Fitch, or A-2 by S&P, P-2 by Moody’s, or F-2 by Fitch for short-term debt obligations, or, if unrated, determined by the Fund’s subadviser to be of comparable quality). The Fund’s subadviser is Metropolitan West Asset Management, LLC (MetWest).

MassMutual Select Total Return Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/20
U.S. Government Agency Obligations and Instrumentalities	51.8%
Corporate Debt	26.3%
Non-U.S. Government Agency Obligations	13.3%
U.S. Treasury Obligations	9.8%
Municipal Obligations	2.0%
Bank Loans	1.3%
Sovereign Debt Obligations	1.0%
Mutual Funds	0.0%
Total Long-Term Investments	105.5%
Short-Term Investments and Other Assets and Liabilities	(5.5)%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Strategic Bond Fund, and who are the Fund’s subadvisers?

The Fund seeks a superior total rate of return by investing in fixed income instruments. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. dollar-denominated fixed income securities and other debt instruments of domestic and foreign entities, including corporate bonds, securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities, mortgage-backed securities, and money market instruments. The Fund’s subadvisers are Western Asset Management Company, LLC (Western Asset) and its affiliate, Western Asset Management Company Limited (Western Asset Limited). Western Asset Limited manages the non-U.S. dollar denominated investments of the Fund.

MassMutual Select Strategic Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/20
U.S. Government Agency Obligations and Instrumentalities	38.0%
Corporate Debt	31.1%
U.S. Treasury Obligations	11.4%
Non-U.S. Government Agency Obligations	10.0%
Sovereign Debt Obligations	8.4%
Bank Loans	4.6%
Municipal Obligations	0.1%
Purchased Options	0.1%
Mutual Funds	0.0%
Total Long-Term Investments	103.7%
Short-Term Investments and Other Assets and Liabilities	(3.7)%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Diversified Value Fund, and who are the Fund’s subadvisers?

The Fund seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of larger, well-established companies. The Fund invests primarily in stocks of companies that the subadvisers believe are undervalued in the marketplace. While the Fund does not limit its investments to issuers in a particular capitalization range, the subadvisers currently focus on securities of larger size companies. The Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks, securities convertible into stocks, and other securities, such as warrants and stock rights, whose value is based on stock prices. The Fund’s subadvisers are T. Rowe Price Associates, Inc. (T. Rowe Price), which was responsible for approximately 35% of the Fund’s portfolio; and Brandywine Global Investment Management, LLC (Brandywine Global), which managed approximately 65% of the Fund’s portfolio, as of March 31, 2020.

MassMutual Select Diversified Value Fund Largest Holdings (% of Net Assets) on 3/31/20
Johnson & Johnson	4.6%
JP Morgan Chase & Co.	3.8%
Verizon Communications, Inc.	2.9%
Wells Fargo & Co.	2.6%
Intel Corp.	2.5%
Comcast Corp. Class A	2.4%
Philip Morris International, Inc.	2.1%
Merck & Co., Inc.	2.1%
AT&T, Inc.	2.0%
Bank of America Corp.	2.0%
27.0%

MassMutual Select Diversified Value Fund Sector Table (% of Net Assets) on 3/31/20
Financial	25.5%
Consumer, Non-cyclical	24.2%
Technology	11.0%
Industrial	11.0%
Communications	9.7%
Energy	5.2%
Utilities	4.5%
Consumer, Cyclical	4.3%
Basic Materials	2.8%
Mutual Funds	1.1%
Total Long-Term Investments	99.3%
Short-Term Investments and Other Assets and Liabilities	0.7%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Fundamental Value Fund, and who are the Fund’s subadvisers?

The Fund seeks long-term total return by investing primarily in equity securities of issuers that the Fund’s subadvisers believe are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities, with a focus on companies with large market capitalizations (which the Fund’s subadvisers believe are generally above $1 billion). The Fund’s subadvisers are Boston Partners Global Investors, Inc. (Boston Partners), which managed approximately 50% of the Fund’s portfolio; and Barrow, Hanley, Mewhinney & Strauss, LLC (Barrow Hanley), which was responsible for approximately 50% of the Fund’s portfolio, as of March 31, 2020.

MassMutual Select Fundamental Value Fund Largest Holdings (% of Net Assets) on 3/31/20
Berkshire Hathaway, Inc. Class B	2.8%
JP Morgan Chase & Co.	2.6%
Johnson & Johnson	2.5%
UnitedHealth Group, Inc.	2.3%
Chubb Ltd.	2.3%
Medtronic PLC	2.3%
Cigna Corp.	2.2%
Verizon Communications, Inc.	2.2%
Oracle Corp.	2.0%
United Technologies Corp.	1.9%
23.1%

MassMutual Select Fundamental Value Fund Sector Table (% of Net Assets) on 3/31/20
Financial	24.1%
Consumer, Non-cyclical	22.8%
Industrial	12.4%
Technology	9.2%
Consumer, Cyclical	6.8%
Communications	6.7%
Utilities	5.7%
Basic Materials	5.0%
Energy	4.2%
Total Long-Term Investments	96.9%
Short-Term Investments and Other Assets and Liabilities	3.1%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MM S&P 500® Index Fund, and who is the Fund’s subadviser?

The Fund seeks to approximate as closely as practicable (before fees and expenses) the capitalization-weighted total rate of return of that portion of the U.S. market for publicly-traded common stocks composed of larger-capitalized companies. Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies included within the S&P 500® Index* (the “Index”), in weightings that approximate the relative composition of the securities contained in the Index, and in Index futures contracts. The Fund’s subadviser is Northern Trust Investments, Inc. (NTI).

MM S&P 500 Index Fund Largest Holdings (% of Net Assets) on 3/31/20
Microsoft Corp.	5.5%
Apple, Inc.	4.9%
Amazon.com, Inc.	3.7%
Facebook, Inc. Class A	1.8%
Berkshire Hathaway, Inc. Class B	1.6%
Alphabet, Inc. Class A	1.6%
Alphabet, Inc. Class C	1.6%
Johnson & Johnson	1.6%
JP Morgan Chase & Co.	1.3%
Visa, Inc. Class A	1.3%
24.9%

MM S&P 500 Index Fund Sector Table (% of Net Assets) on 3/31/20
Consumer, Non-cyclical	23.1%
Technology	20.7%
Communications	15.5%
Financial	15.4%
Industrial	8.0%
Consumer, Cyclical	7.6%
Utilities	3.5%
Energy	2.6%
Basic Materials	1.9%
Mutual Funds	0.0%
Total Long-Term Investments	98.3%
Short-Term Investments and Other Assets and Liabilities	1.7%
Net Assets	100.0%

*

The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by MML Advisers. Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MML Advisers. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Equity Opportunities Fund, and who are the Fund’s subadvisers?

The Fund seeks growth of capital over the long-term by investing primarily in equity securities of U.S. companies that the Fund’s subadvisers believe are financially sound, valued conservatively by the market, and have improving prospects. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund’s subadvisers are T. Rowe Price Associates, Inc. (T. Rowe Price), which was responsible for approximately 27% of the Fund’s portfolio; and Wellington Management Company LLP (Wellington Management), which managed approximately 73% of the Fund’s portfolio, as of March 31, 2020.

MassMutual Select Equity Opportunities Fund Largest Holdings (% of Net Assets) on 3/31/20
Johnson & Johnson	4.4%
UnitedHealth Group, Inc.	4.2%
Chubb Ltd.	4.1%
Microsoft Corp.	4.1%
NIKE, Inc. Class B	3.7%
The Coca-Cola Co.	3.6%
Medtronic PLC	3.4%
McDonald’s Corp.	3.4%
General Dynamics Corp.	3.4%
PepsiCo, Inc.	3.3%
37.6%

MassMutual Select Equity Opportunities Fund Sector Table (% of Net Assets) on 3/31/20
Consumer, Non-cyclical	35.2%
Financial	20.3%
Industrial	13.8%
Consumer, Cyclical	10.6%
Technology	7.0%
Basic Materials	3.7%
Utilities	2.6%
Communications	2.2%
Energy	2.1%
Total Long-Term Investments	97.5%
Short-Term Investments and Other Assets and Liabilities	2.5%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Fundamental Growth Fund, and who are the Fund’s subadvisers?

The Fund seeks long-term growth of capital by investing primarily in domestic equity securities that the Fund’s subadvisers believe offer the potential for long-term growth. While the Fund may invest in issuers of any size, the Fund currently focuses on securities of mid-capitalization companies. The Fund’s subadvisers are Wellington Management Company LLP (Wellington Management), which managed approximately 50% of the Fund’s portfolio; and Westfield Capital Management Company, L.P. (Westfield), which oversaw approximately 50% of the Fund’s portfolio, as of March 31, 2020. Effective March 2, 2020, Westfield was added as a subadviser of the Fund.

MassMutual Select Fundamental Growth Fund Largest Holdings (% of Net Assets) on 3/31/20
SBA Communications Corp.	3.5%
SS&C Technologies Holdings, Inc	3.1%
Mettler-Toledo International, Inc.	2.9%
IDEXX Laboratories, Inc.	2.9%
Seattle Genetics, Inc.	2.5%
J.B. Hunt Transport Services, Inc.	2.5%
Bright Horizons Family Solutions, Inc.	2.1%
Burlington Stores, Inc.	1.9%
Square, Inc. Class A	1.8%
KLA Corp.	1.8%
25.0%

MassMutual Select Fundamental Growth Fund Sector Table (% of Net Assets) on 3/31/20
Consumer, Non-cyclical	29.5%
Technology	26.6%
Industrial	14.5%
Consumer, Cyclical	11.9%
Financial	9.2%
Communications	4.5%
Basic Materials	0.8%
Total Long-Term Investments	97.0%
Short-Term Investments and Other Assets and Liabilities	3.0%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Blue Chip Growth Fund, and who are the Fund’s subadvisers?

The Fund seeks growth of capital over the long term by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the common stocks of large- and medium-sized blue chip growth companies. The Fund’s subadvisers currently define blue chip growth companies to mean firms that, in their view, are well-established in their industries and have the potential for above-average earnings growth. The Fund’s subadvisers are T. Rowe Price Associates, Inc. (T. Rowe Price), which was responsible for approximately 54% of the Fund’s portfolio; and Loomis, Sayles & Company, L.P. (Loomis Sayles), which managed approximately 46% of the Fund’s portfolio, as of March 31, 2020.

MassMutual Select Blue Chip Growth Fund Largest Holdings (% of Net Assets) on 3/31/20
Amazon.com, Inc.	9.1%
Facebook, Inc. Class A	5.7%
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands)	5.3%
Microsoft Corp.	5.2%
Visa, Inc. Class A	5.0%
Alphabet, Inc. Class C	4.0%
NVIDIA Corp.	2.3%
salesforce.com, Inc.	2.2%
Oracle Corp.	2.0%
Regeneron Pharmaceuticals, Inc.	2.0%
42.8%

MassMutual Select Blue Chip Growth Fund Sector Table (% of Net Assets) on 3/31/20
Communications	31.7%
Technology	24.9%
Consumer, Non-cyclical	23.9%
Financial	9.2%
Industrial	4.3%
Consumer, Cyclical	4.3%
Energy	0.3%
Basic Materials	0.3%
Utilities	0.1%
Mutual Funds	0.0%
Total Long-Term Investments	99.0%
Short-Term Investments and Other Assets and Liabilities	1.0%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Growth Opportunities Fund, and who are the Fund’s subadvisers?

The Fund seeks long-term capital appreciation by investing primarily in equity securities of U.S. companies that the Fund’s subadvisers believe offer the potential for long-term growth. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund’s subadvisers are Sands Capital Management, LLC (Sands Capital), which managed approximately 52% of the Fund’s portfolio; and Jackson Square Partners, LLC (Jackson Square), which was responsible for approximately 48% of the Fund’s portfolio, as of March 31, 2020.

MassMutual Select Growth Opportunities Fund Largest Holdings (% of Net Assets) on 3/31/20
Microsoft Corp.	7.9%
Amazon.com, Inc.	6.5%
Visa, Inc. Class A	6.4%
Netflix, Inc.	5.8%
ServiceNow, Inc.	4.8%
Alphabet, Inc. Class A	4.8%
Adobe, Inc.	3.4%
Illumina, Inc.	3.1%
Match Group, Inc.	2.6%
Ball Corp.	2.3%
47.6%

MassMutual Select Growth Opportunities Fund Sector Table (% of Net Assets) on 3/31/20
Communications	29.0%
Technology	28.4%
Consumer, Non-cyclical	19.5%
Financial	13.5%
Industrial	3.3%
Mutual Funds	3.0%
Consumer, Cyclical	3.0%
Total Long-Term Investments	99.7%
Short-Term Investments and Other Assets and Liabilities	0.3%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Mid-Cap Value Fund, and who is the Fund’s subadviser?

The Fund seeks growth of capital over the long-term by investing primarily in equity securities of mid-capitalization companies that the Fund’s subadviser believes are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the stocks of mid-cap companies. The Fund’s subadviser is American Century Investment Management, Inc. (American Century).

MassMutual Select Mid-Cap Value Fund Largest Holdings (% of Net Assets) on 3/31/20
Zimmer Biomet Holdings, Inc.	3.4%
Northern Trust Corp.	3.0%
Emerson Electric Co.	2.0%
Edison International	1.9%
Chubb Ltd.	1.9%
Truist Financial Corp.	1.8%
nVent Electric PLC	1.8%
Hubbell, Inc.	1.7%
Xcel Energy, Inc.	1.6%
Johnson Controls International PLC	1.6%
20.7%

MassMutual Select Mid-Cap Value Fund Sector Table (% of Net Assets) on 3/31/20
Financial	25.6%
Consumer, Non-cyclical	20.1%
Industrial	17.9%
Consumer, Cyclical	11.4%
Utilities	9.9%
Technology	4.8%
Energy	2.5%
Communications	2.5%
Basic Materials	1.1%
Mutual Funds	0.5%
Total Long-Term Investments	96.3%
Short-Term Investments and Other Assets and Liabilities	3.7%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Small Cap Value Equity Fund, and who are the Fund’s subadvisers?

The Fund seeks to maximize total return through investment primarily in small capitalization equity securities that the Fund’s subadvisers believe are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index. The Fund’s subadvisers are Wellington Management Company LLP (Wellington Management), which managed approximately 54% of the Fund’s portfolio; and Barrow, Hanley, Mewhinney & Strauss, LLC (Barrow Hanley), which was responsible for approximately 46% of the Fund’s portfolio, as of March 31, 2020.

MassMutual Select Small Cap Value Equity Fund Largest Holdings (% of Net Assets) on 3/31/20
Brooks Automation, Inc.	2.4%
II-VI, Inc.	2.2%
Ciena Corp.	2.1%
Darling Ingredients, Inc.	1.9%
Diodes, Inc.	1.9%
Primoris Services Corp.	1.7%
PRA Group, Inc.	1.7%
Prosperity Bancshares, Inc.	1.7%
MGIC Investment Corp.	1.6%
Vishay Intertechnology, Inc.	1.6%
18.8%

MassMutual Select Small Cap Value Equity Fund Sector Table (% of Net Assets) on 3/31/20
Industrial	30.8%
Financial	21.6%
Consumer, Non-cyclical	12.5%
Technology	11.0%
Consumer, Cyclical	9.5%
Basic Materials	5.4%
Communications	2.1%
Utilities	1.7%
Energy	1.5%
Mutual Funds	0.4%
Total Long-Term Investments	96.5%
Short-Term Investments and Other Assets and Liabilities	3.5%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Small Company Value Fund, and who are the Fund’s subadvisers?

The Fund seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities of smaller companies that the Fund’s subadvisers consider to be undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index. The Fund’s subadvisers are AllianceBernstein L.P. (AllianceBernstein), which managed approximately 69% of the Fund’s portfolio; and American Century Investment Management, Inc. (American Century), which oversaw approximately 31% of the Fund’s portfolio, as of March 31, 2020.

MassMutual Select Small Company Value Fund Largest Holdings (% of Net Assets) on 3/31/20
Kulicke & Soffa Industries, Inc.	1.7%
BankUnited, Inc.	1.6%
Nomad Foods Ltd.	1.5%
Cousins Properties, Inc.	1.4%
The Hain Celestial Group, Inc.	1.4%
Graphic Packaging Holding Co.	1.3%
National Storage Affiliates Trust	1.3%
Papa John’s International, Inc.	1.3%
CommVault Systems, Inc.	1.3%
Belden, Inc.	1.2%
14.0%

MassMutual Select Small Company Value Fund Sector Table (% of Net Assets) on 3/31/20
Financial	38.0%
Industrial	16.6%
Consumer, Non-cyclical	11.9%
Technology	11.0%
Consumer, Cyclical	10.2%
Communications	3.5%
Utilities	2.1%
Energy	1.7%
Basic Materials	1.5%
Mutual Funds	0.3%
Total Long-Term Investments	96.8%
Short-Term Investments and Other Assets and Liabilities	3.2%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MM S&P® Mid Cap Index Fund, and who is the Fund’s subadviser?

The Fund seeks to provide investment results approximating (before fees and expenses) the aggregate price and dividend performance of the securities included in the S&P MidCap 400® Index* (the “Index”). Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies included in the Index, in weightings that approximate the relative composition of the securities contained in the Index, and in Index futures contracts. The Fund’s subadviser is Northern Trust Investments, Inc. (NTI).

MM S&P Mid Cap Index Fund Largest Holdings (% of Net Assets) on 3/31/20
Domino’s Pizza, Inc.	1.0%
Tyler Technologies, Inc.	0.9%
West Pharmaceutical Services, Inc.	0.9%
Teledyne Technologies, Inc.	0.8%
FactSet Research Systems, Inc.	0.8%
Teradyne, Inc.	0.7%
Medical Properties Trust, Inc.	0.7%
Fair Isaac Corp.	0.7%
Essential Utilities, Inc.	0.7%
Molina Healthcare, Inc.	0.7%
7.9%

MM S&P Mid Cap Index Fund Sector Table (% of Net Assets) on 3/31/20
Financial	24.5%
Industrial	19.8%
Consumer, Non-cyclical	18.1%
Consumer, Cyclical	12.5%
Technology	9.8%
Utilities	4.7%
Communications	4.4%
Basic Materials	4.0%
Energy	1.6%
Mutual Funds	0.5%
Total Long-Term Investments	99.9%
Short-Term Investments and Other Assets and Liabilities	0.1%
Net Assets	100.0%

*

The S&P MidCap 400 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by MML Advisers. Standard & Poor’s®, S&P® and S&P MidCap 400® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MML Advisers. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P MidCap 400 Index.

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MM Russell 2000® Small Cap Index Fund, and who is the Fund’s subadviser?

The Fund seeks to provide investment results approximating (before fees and expenses) the aggregate price and dividend performance of the securities included in the Russell 2000® Index* (the “Index”). Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies included in the Index, in weightings that approximate the relative composition of the securities contained in the Index, and in Index futures contracts. The Fund’s subadviser is Northern Trust Investments, Inc. (NTI).

MM Russell 2000 Small Cap Index Fund Largest Holdings (% of Net Assets) on 3/31/20
Teladoc Health, Inc.	0.8%
Novocure Ltd.	0.4%
Amedisys, Inc.	0.4%
Generac Holdings, Inc.	0.4%
Lumentum Holdings, Inc.	0.4%
Repligen Corp.	0.3%
Haemonetics Corp.	0.3%
ACADIA Pharmaceuticals, Inc.	0.3%
Trex Co., Inc.	0.3%
Rexford Industrial Realty, Inc.	0.3%
3.9%

MM Russell 2000 Small Cap Index Fund Sector Table (% of Net Assets) on 3/31/20
Consumer, Non-cyclical	26.7%
Financial	23.4%
Industrial	14.7%
Technology	10.6%
Consumer, Cyclical	9.7%
Utilities	4.3%
Communications	3.9%
Mutual Funds	2.8%
Basic Materials	2.7%
Energy	1.9%
Total Long-Term Investments	100.7%
Short-Term Investments and Other Assets and Liabilities	(0.7)%
Net Assets	100.0%

*

The Fund is not promoted, sponsored, or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”). Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. The Russell 2000® Index and Russell® are trademarks of the Frank Russell Company.

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Mid Cap Growth Fund, and who are the Fund’s subadvisers?

The Fund seeks growth of capital over the long-term by investing primarily in equity securities of mid-capitalization companies that the Fund’s subadvisers believe offer the potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of common stocks of mid-cap companies whose earnings the Fund’s subadvisers expect to grow at a faster rate than the average company. The Fund’s subadvisers are T. Rowe Price Associates, Inc. (T. Rowe Price), which oversaw approximately 72% of the Fund’s portfolio; and Frontier Capital Management Company, LLC (Frontier), which was responsible for approximately 28% of the Fund’s portfolio, as of March 31, 2020.

Except as noted below, the MassMutual Select Mid Cap Growth Fund has not been available for purchase by new investors since August 15, 2018. Customers who were invested in the Fund on August 15, 2018 will continue to be able to invest. Investment products and programs offered by MassMutual or its affiliates, including, but not limited to, certain separate investment accounts, mutual funds, collective trust funds, qualified and non-qualified retirement plans, and IRA customers, as well as other institutional investors and programs sponsored by financial intermediaries for which investment decisions are made on a centralized basis at the discretion of the firm, may be able to purchase the Fund at the discretion of MML Investment Advisers, LLC. Sales of Fund shares may be further restricted or reopened in the future.

MassMutual Select Mid Cap Growth Fund Largest Holdings (% of Net Assets) on 3/31/20
Teleflex, Inc.	2.4%
Ball Corp.	2.2%
Dollar General Corp.	2.2%
Global Payments, Inc.	1.8%
The Cooper Cos., Inc.	1.8%
Microchip Technology, Inc.	1.6%
Agilent Technologies, Inc.	1.4%
L3 Harris Technologies, Inc.	1.4%
Hologic, Inc.	1.3%
Burlington Stores, Inc.	1.2%
17.3%

MassMutual Select Mid Cap Growth Fund Sector Table (% of Net Assets) on 3/31/20
Consumer, Non-cyclical	31.3%
Industrial	18.6%
Technology	16.1%
Consumer, Cyclical	13.4%
Financial	7.8%
Communications	2.8%
Basic Materials	2.4%
Utilities	1.3%
Energy	1.0%
Mutual Funds	0.3%
Total Long-Term Investments	95.0%
Short-Term Investments and Other Assets and Liabilities	5.0%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Small Cap Growth Equity Fund, and who are the Fund’s subadvisers?

The Fund seeks long-term capital appreciation by investing primarily in equity securities of smaller companies that the Fund’s subadvisers believe offer potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index. The Fund’s subadvisers are Wellington Management Company LLP (Wellington Management), which managed approximately 60% of the Fund’s portfolio; and Invesco Advisers, Inc. (Invesco), which oversaw approximately 40% of the Fund’s portfolio, as of March 31, 2020.

MassMutual Select Small Cap Growth Equity Fund Largest Holdings (% of Net Assets) on 3/31/20
Amedisys, Inc.	1.8%
Insulet Corp.	1.7%
Teladoc Health, Inc.	1.4%
Entegris, Inc.	1.3%
Masimo Corp.	1.2%
Haemonetics Corp.	1.2%
Tandem Diabetes Care, Inc.	1.1%
Omnicell, Inc.	1.1%
HubSpot, Inc.	1.1%
Repligen Corp.	1.1%
13.0%

MassMutual Select Small Cap Growth Equity Fund Sector Table (% of Net Assets) on 3/31/20
Consumer, Non-cyclical	32.3%
Technology	17.8%
Industrial	15.2%
Financial	13.2%
Consumer, Cyclical	12.0%
Communications	5.7%
Mutual Funds	1.0%
Energy	0.8%
Basic Materials	0.4%
Utilities	0.4%
Total Long-Term Investments	98.8%
Short-Term Investments and Other Assets and Liabilities	1.2%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MM MSCI EAFE® International Index Fund, and who is the Fund’s subadviser?

The Fund seeks to provide investment results approximating (before fees and expenses) the aggregate price and dividend performance of the securities included in the MSCI EAFE Index* (the “Index”). Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies included in the Index, in weightings that approximate the relative composition of the securities contained in the Index, and in Index futures contracts. The Fund’s subadviser is Northern Trust Investments, Inc. (NTI).

MM MSCI EAFE International Index Fund Largest Holdings (% of Net Assets) on 3/31/20
Nestle SA Registered	2.6%
Roche Holding AG	1.9%
Novartis AG Registered	1.5%
Toyota Motor Corp.	1.2%
AstraZeneca PLC	1.0%
HSBC Holdings PLC	1.0%
SAP SE	1.0%
ASML Holding NV	1.0%
AIA Group Ltd.	0.9%
Novo Nordisk A/S Class B	0.9%
13.0%

MM MSCI EAFE International Index Fund Sector Table (% of Net Assets) on 3/31/20
Consumer, Non-cyclical	28.3%
Financial	18.9%
Industrial	12.4%
Consumer, Cyclical	12.0%
Communications	6.0%
Basic Materials	5.8%
Technology	4.9%
Utilities	4.0%
Energy	4.0%
Mutual Funds	0.5%
Diversified	0.3%
Total Long-Term Investments	97.1%
Short-Term Investments and Other Assets and Liabilities	2.9%
Net Assets	100.0%

*

The Fund is not sponsored, endorsed, sold, or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers, or any other third party involved in, or related to, compiling, computing, or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by MML Advisers. None of the MSCI Parties makes any representation or warranty, express or implied, to the issuer or owners of the Fund or any other person or entity regarding the advisability of investing in funds generally or in the Fund particularly or the ability of any MSCI index to track corresponding stock market performance.

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Overseas Fund, and who are the Fund’s subadvisers?

The Fund seeks growth of capital over the long-term by investing in foreign equity securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of foreign companies, including companies located in Europe, Latin America, and Asia. The Fund may invest up to 25% of its total assets in equity securities of issuers in emerging markets. The Fund’s subadvisers are Massachusetts Financial Services Company (MFS), which was responsible for approximately 65% of the Fund’s portfolio; and Harris Associates L.P. (Harris), which oversaw approximately 35% of the Fund’s portfolio, as of March 31, 2020.

MassMutual Select Overseas Fund Largest Holdings (% of Net Assets) on 3/31/20
Nestle SA Registered	3.0%
Roche Holding AG	2.6%
Bayer AG Registered	2.1%
Air Liquide SA	2.0%
Schneider Electric SE	2.0%
AIA Group Ltd.	2.0%
Hoya Corp.	1.8%
SAP SE	1.8%
Intesa Sanpaolo SpA	1.7%
Terumo Corp.	1.5%
20.5%

MassMutual Select Overseas Fund Sector Table (% of Net Assets) on 3/31/20
Consumer, Non-cyclical	31.2%
Financial	16.8%
Industrial	16.1%
Consumer, Cyclical	13.6%
Basic Materials	6.5%
Technology	6.0%
Communications	4.8%
Energy	1.6%
Mutual Funds	0.8%
Utilities	0.6%
Total Long-Term Investments	98.0%
Short-Term Investments and Other Assets and Liabilities	2.0%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select T. Rowe Price International Equity Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital growth and current income primarily through investments in non-U.S. stocks. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund normally invests in a number of different countries throughout the world and may purchase the stocks of companies of any size. The Fund’s subadviser is T. Rowe Price Associates, Inc. (T. Rowe Price). In addition, T. Rowe Price International Ltd serves as a sub-subadviser for the Fund.

MassMutual Select T. Rowe Price International Equity Fund Largest Holdings (% of Net Assets) on 3/31/20
Samsung Electronics Co. Ltd.	2.5%
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands)	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
Tencent Holdings Ltd.	1.9%
Roche Holding AG	1.9%
Nestle SA Registered	1.7%
Nippon Telegraph & Telephone Corp.	1.6%
AIA Group Ltd.	1.5%
Koninklijke Philips NV	1.3%
Novartis AG Registered	1.2%
18.0%

MassMutual Select T. Rowe Price International Equity Fund Sector Table (% of Net Assets) on 3/31/20
Consumer, Non-cyclical	24.7%
Financial	21.2%
Communications	12.6%
Technology	10.3%
Industrial	10.2%
Consumer, Cyclical	8.3%
Basic Materials	5.0%
Energy	3.2%
Utilities	1.9%
Diversified	0.5%
Mutual Funds	0.0%
Total Long-Term Investments	97.9%
Short-Term Investments and Other Assets and Liabilities	2.1%
Net Assets	100.0%

MassMutual Select Total Return Bond Fund – Portfolio of Investments
March 31, 2020 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 105.5%
BANK LOANS — 1.3%
Aerospace & Defense — 0.0%
TransDigm, Inc., 2020 Term Loan E, 1 mo. LIBOR + 2.250%
3.239% VRN 5/30/25	$396,990	$360,268
Airlines — 0.0%
American Airlines, Inc., 2017 1st Lien Term Loan,
0.000% 1/29/27 (a)	125,000	101,250
Auto Parts & Equipment — 0.0%
Panther BF Aggregator 2 LP, USD Term Loan B, 1 mo. LIBOR + 3.500%
4.441% VRN 4/30/26	248,750	226,363
Diversified Financial Services — 0.3%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3, 1 mo. LIBOR + 1.750%
2.523% VRN 1/15/25	70,325	62,355
Delos Finance S.A.R.L., 2018 Term Loan B, 3 mo. LIBOR + 1.750%
3.200% VRN 10/06/23	2,535,000	2,275,163
		2,337,518
Entertainment — 0.0%
Caesars Entertainment Operating Co., Exit Term Loan, 1 mo. LIBOR + 2.000%
2.989% VRN 10/07/24	105,938	85,633
Churchill Downs, Inc., 2017 Term Loan B, 1 mo. LIBOR + 2.000%
2.990% VRN 12/27/24	98,241	85,961
Penn National Gaming, Inc., 2018 1st Lien Term Loan B, 1 mo. LIBOR + 2.250%
3.239% VRN 10/15/25	172,813	129,300
		300,894
Environmental Controls — 0.1%
Clean Harbors, Inc., 2017 Term Loan B, 1 mo. LIBOR + 1.750%
2.739% VRN 6/28/24	98,232	89,176
GFL Environmental, Inc., 2018 USD Term Loan B,
0.000% 5/30/25 (a)	329,731	318,190
		407,366
Health Care – Services — 0.1%
Gentiva Health Services, Inc., 2020 Term Loan, 1 mo. LIBOR + 3.250%
4.250% VRN 7/02/25	88,875	83,098

	Principal Amount	Value
IQVIA, Inc., 2017 USD Term Loan B2, 1 mo. LIBOR + 1.750%
2.739% VRN 1/17/25	$162,091	$146,152
MPH Acquisition Holdings LLC, 2016 Term Loan B, 3 mo. LIBOR + 2.750%
4.200% VRN 6/07/23	228,134	200,947
		430,197
Media — 0.1%
Charter Communications Operating LLC, 2019 Term Loan B2,
0.000% 2/01/27 (a)	99,749	95,343
CSC Holdings LLC, 2018 Incremental Term Loan, 1 mo. LIBOR + 2.250%
2.862% VRN 1/15/26	425,700	406,544
Telenet Financing USD LLC, 2020 USD Term Loan AR, 1 mo. LIBOR + 2.000%
2.705% VRN 4/30/28	300,000	273,300
		775,187
Packaging & Containers — 0.1%
Berry Global, Inc., Term Loan Y, 1 mo. LIBOR + 2.000%
2.863% VRN 7/01/26	547,750	517,624
Hostess Brands LLC, 2019 Term Loan,
0.000% 8/03/25 (a)	325,000	300,625
		818,249
Pharmaceuticals — 0.2%
Change Healthcare Holdings LLC, 2017 Term Loan B, 1 mo. LIBOR + 2.500%
3.500% VRN 3/01/24	293,450	275,843
Elanco Animal Health, Inc., Term Loan B,
0.000% 2/04/27 (a)	1,075,000	1,015,875
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B,
0.000% 11/15/27 (a)	125,000	117,812
		1,409,530
Real Estate Investment Trusts (REITS) — 0.0%
VICI Properties 1 LLC, Replacement Term Loan B,
0.000% 12/20/24 (a)	125,000	114,531
Retail — 0.0%
1011778 B.C. Unlimited Liability Co., Term Loan B4, 1 mo. LIBOR + 1.750%
2.739% VRN 11/19/26	376,372	346,262

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Semiconductors — 0.1%
Broadcom, Inc., 2019 1st Lien Term Loan A3, 1 mo. LIBOR + 1.250%
2.130% VRN 11/04/22	$487,500	$453,375
Software — 0.0%
SS&C Technologies Holdings Europe S.A.R.L., 2018 Term Loan B4, 1 mo. LIBOR + 1.750%
2.739% VRN 4/16/25	32,160	29,990
SS&C Technologies, Inc., 2018 Term Loan B3, 1 mo. LIBOR + 1.750%
2.739% VRN 4/16/25	44,451	41,450
		71,440
Telecommunications — 0.3%
CenturyLink, Inc.
2020 Term Loan B,
0.000% 3/15/27 (a)	349,125	324,033
2020 Term Loan A, 1 mo. LIBOR + 2.000%
2.989% VRN 1/31/25	246,875	226,303
CommScope, Inc., 2019 Term Loan B, 1 mo. LIBOR + 3.250%
4.239% VRN 4/06/26	298,500	280,590
Frontier Communications Corp.
2017 Term Loan B1, 3 mo. LIBOR + 3.750%
5.210% VRN 6/30/20	1,823	1,724
2017 Term Loan B1, 2 mo. LIBOR + 3.750%
5.350% VRN 9/01/20	545,364	515,964
Level 3 Financing, Inc., 2019 Term Loan B,
0.000% 3/01/27 (a)	325,000	302,250
SBA Senior Finance II LLC, 2018 Term Loan B, 1 mo. LIBOR + 1.750%
2.740% VRN 4/11/25	491,250	463,249
Sprint Communications, Inc., 1st Lien Term Loan B, 1 mo. LIBOR + 2.500%
3.500% VRN 2/02/24	245,570	243,728
Zayo Group Holdings, Inc., USD Term Loan,
0.000% 3/09/27 (a)	575,000	540,500
		2,898,341

	Principal Amount	Value
Transportation — 0.0%
PODS LLC, 2018 1st Lien Term Loan, 1 mo. LIBOR + 2.750%
3.750% VRN 12/06/24	$127,709	$113,022

TOTAL BANK LOANS (Cost $11,772,289)		11,163,793

CORPORATE DEBT — 26.3%
Aerospace & Defense — 0.1%
Northrop Grumman Corp.
5.250% 5/01/50	880,000	1,190,012
Agriculture — 0.4%
BAT Capital Corp.
4.390% 8/15/37	340,000	313,415
4.540% 8/15/47	1,845,000	1,679,205
Reynolds American, Inc.
5.850% 8/15/45	1,160,000	1,246,014
		3,238,634
Airlines — 0.6%
America West Airlines, Inc.
8.057% 1/02/22	565,462	567,679
Continental Airlines, Inc.
8.048% 5/01/22	655,230	608,875
5.983% 10/19/23	3,074,245	3,151,963
US Airways, Inc.
7.125% 4/22/25	886,700	958,148
		5,286,665
Auto Manufacturers — 1.9%
Daimler Finance NA LLC
2.000% 7/06/21 (b)	860,000	829,021
2.200% 10/30/21 (b)	1,305,000	1,251,497
Ford Motor Credit Co. LLC
2.343% 11/02/20	1,270,000	1,219,200
2.425% 6/12/20	570,000	554,325
3 mo. USD LIBOR + .810% 2.710% FRN 4/05/21	3,255,000	3,010,875
3 mo. USD LIBOR + .880% 2.728% FRN 10/12/21	455,000	418,371
3.339% 3/28/22	955,000	888,436
3.813% 10/12/21	520,000	498,877
4.250% 9/20/22	435,000	404,550
5.596% 1/07/22	2,326,000	2,250,405
5.750% 2/01/21	265,000	257,050
5.875% 8/02/21	500,000	490,000
General Motors Co.
4.875% 10/02/23	150,000	133,651
General Motors Financial Co., Inc.
3.150% 6/30/22	805,000	725,099

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
3.200% 7/06/21	$330,000	$314,135
3.450% 4/10/22	1,720,000	1,618,231
3.550% 7/08/22	410,000	381,268
4.200% 11/06/21	245,000	233,839
4.375% 9/25/21	995,000	916,147
		16,394,977
Banks — 4.3%
Bank of America Corp.
3 mo. USD LIBOR + 1.190% 2.884% VRN 10/22/30	595,000	594,789
3 mo. USD LIBOR + .790% 3.004% VRN 12/20/23	1,480,000	1,509,890
3 mo. USD LIBOR + 1.070% 3.970% VRN 3/05/29	1,000,000	1,044,336
3 mo. USD LIBOR + 3.150% 4.083% VRN 3/20/51	3,910,000	4,475,721
Citigroup, Inc.
3.200% 10/21/26	855,000	885,354
Discover Bank
4.200% 8/08/23	2,120,000	2,232,039
Global Bank Corp.
5.250% VRN 4/16/29 (b) (c)	200,000	194,250
The Goldman Sachs Group, Inc.
2.600% 2/07/30	515,000	485,675
3 mo. USD LIBOR + 1.201% 3.272% VRN 9/29/25	2,055,000	2,088,457
3 mo. USD LIBOR + 1.510% 3.691% VRN 6/05/28	405,000	415,838
JP Morgan Chase & Co.
SOFR + 1.585% 2.005% VRN 3/13/26	2,225,000	2,212,548
3.200% 6/15/26	820,000	851,664
3 mo. USD LIBOR + 1.000% 4.023% VRN 12/05/24	2,130,000	2,256,898
SOFR + 3.790% 4.493% VRN 3/24/31	2,090,000	2,416,036
Lloyds Banking Group PLC
3 mo. USD LIBOR + 1.249% 2.858% VRN 3/17/23	1,300,000	1,281,886
3 mo. USD LIBOR + .810% 2.907% VRN 11/07/23	1,300,000	1,290,542
3.900% 3/12/24	830,000	839,937
Santander UK Group Holdings PLC
2.875% 8/05/21	1,000,000	987,669
Santander UK PLC
5.000% 11/07/23 (b)	1,390,000	1,400,481
Wells Fargo & Co.
3 mo. USD LIBOR + .825% 2.406% VRN 10/30/25	75,000	73,891
3.000% 4/22/26	1,345,000	1,368,465

	Principal Amount	Value
3 mo. USD LIBOR + 4.240% 5.013% VRN 4/04/51	$5,546,000	$7,081,143
		35,987,509
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.900% 2/01/46	185,000	201,495
Bacardi Ltd.
4.700% 5/15/28 (b)	460,000	491,458
5.300% 5/15/48 (b)	275,000	298,355
		991,308
Biotechnology — 0.2%
Amgen, Inc.
4.400% 5/01/45	1,000,000	1,173,868
4.663% 6/15/51	335,000	421,252
		1,595,120
Chemicals — 0.2%
International Flavors & Fragrances, Inc.
5.000% 9/26/48	1,265,000	1,290,388
Commercial Services — 0.2%
IHS Markit Ltd.
4.000% 3/01/26 (b)	124,000	122,026
4.750% 2/15/25 (b)	505,000	517,625
4.750% 8/01/28	750,000	784,920
5.000% 11/01/22 (b)	335,000	351,977
		1,776,548
Computers — 0.1%
Dell International LLC/EMC Corp.
4.420% 6/15/21 (b)	595,000	594,869
Diversified Financial Services — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.875% 1/23/28	265,000	201,886
4.125% 7/03/23	220,000	186,261
4.500% 5/15/21	250,000	229,352
Air Lease Corp.
3.250% 3/01/25	950,000	744,543
Avolon Holdings Funding Ltd.
2.875% 2/15/25 (b)	860,000	666,564
3.950% 7/01/24 (b)	380,000	306,343
5.125% 10/01/23 (b)	105,000	90,686
5.250% 5/15/24 (b)	110,000	93,677
GE Capital International Funding Co. Unlimited Co.
2.342% 11/15/20	1,725,000	1,695,995
4.418% 11/15/35	3,238,000	3,455,207

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Mastercard, Inc.
3.850% 3/26/50	$560,000	$686,250
Park Aerospace Holdings Ltd.
4.500% 3/15/23 (b)	700,000	607,212
5.250% 8/15/22 (b)	1,780,000	1,608,437
5.500% 2/15/24 (b)	265,000	228,032
		10,800,445
Electric — 1.6%
AEP Texas, Inc.
3.850% 10/01/25 (b)	2,000,000	2,007,967
Alabama Power Co.
3.950% 6/01/21	2,100,000	2,133,284
Ameren Illinois Co.
3.700% 12/01/47	480,000	484,147
Consolidated Edison Co. of New York, Inc.
4.650% 12/01/48	1,000,000	1,134,776
Dominion Energy, Inc.
3.300% 3/15/25	1,090,000	1,102,581
Duke Energy Carolinas LLC
3.700% 12/01/47	738,000	803,820
Entergy Louisiana LLC
3.780% 4/01/25	1,250,000	1,288,822
FirstEnergy Transmission LLC
5.450% 7/15/44 (b)	600,000	675,700
Metropolitan Edison Co.
4.000% 4/15/25 (b)	985,000	1,064,648
MidAmerican Energy Co.
4.400% 10/15/44	1,905,000	2,169,330
Mong Duong Finance Holdings BV
5.125% 5/07/29 (b)	250,000	210,608
		13,075,683
Entertainment — 0.1%
Churchill Downs, Inc.
5.500% 4/01/27 (b)	994,000	937,014
Live Nation Entertainment, Inc.
4.750% 10/15/27 (b)	257,000	228,730
		1,165,744
Environmental Controls — 0.1%
GFL Environmental, Inc.
5.125% 12/15/26 (b)	402,000	391,950
Waste Pro USA, Inc.
5.500% 2/15/26 (b)	303,000	281,123
		673,073
Foods — 0.9%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.500% 1/15/30 (b)	75,000	77,438

	Principal Amount	Value
Kraft Heinz Foods Co.
4.375% 6/01/46	$1,195,000	$1,076,477
4.875% 10/01/49 (b)	1,435,000	1,304,794
5.000% 7/15/35	495,000	492,133
5.000% 6/04/42	2,450,000	2,319,626
5.200% 7/15/45	1,750,000	1,682,437
The Kroger Co.
5.400% 1/15/49	755,000	908,544
Pilgrim’s Pride Corp.
5.875% 9/30/27 (b)	75,000	74,730
Post Holdings, Inc.
4.625% 4/15/30 (b)	70,000	67,025
		8,003,204
Gas — 0.2%
KeySpan Gas East Corp.
5.819% 4/01/41 (b)	1,337,000	1,616,225
Health Care – Products — 0.1%
Teleflex, Inc.
4.625% 11/15/27	226,000	225,751
Zimmer Biomet Holdings, Inc.
3.550% 3/20/30	875,000	871,712
		1,097,463
Health Care – Services — 1.0%
Aetna, Inc.
3.500% 11/15/24	500,000	506,767
Anthem, Inc.
3.500% 8/15/24	2,000,000	2,052,081
Centene Corp.
3.375% 2/15/30 (b)	95,000	88,350
5.250% 4/01/25 (b)	255,000	256,275
Encompass Health Corp.
4.750% 2/01/30	415,000	406,700
HCA, Inc.
5.000% 3/15/24	975,000	1,009,504
5.125% 6/15/39	650,000	670,688
5.250% 4/15/25	644,000	675,409
5.250% 6/15/49	1,000,000	1,066,143
IQVIA, Inc.
5.000% 5/15/27 (b)	266,000	271,985
Molina Healthcare, Inc.
5.375% STEP 11/15/22	460,000	448,500
UnitedHealth Group, Inc.
3.700% 8/15/49	560,000	620,401
3.875% 8/15/59	230,000	252,755
		8,325,558
Household Products & Wares — 0.1%
Central Garden & Pet Co.
5.125% 2/01/28	22,000	20,350

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Spectrum Brands, Inc.
5.750% 7/15/25	$500,000	$467,500
		487,850
Insurance — 1.2%
Farmers Exchange Capital II 3 mo. USD LIBOR + 3.744%
6.151% VRN 11/01/53 (b)	1,750,000	2,332,320
Farmers Exchange Capital III 3 mo. USD LIBOR + 3.454%
5.454% VRN 10/15/54 (b)	3,290,000	4,098,518
Teachers Insurance & Annuity Association of America 3 mo. USD LIBOR + 2.661%
4.375% VRN 9/15/54 (b)	4,000,000	4,079,430
		10,510,268
Media — 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.500% 8/15/30 (b)	589,000	577,220
4.500% 5/01/32 (b)	465,000	453,468
5.375% 6/01/29 (b)	329,000	338,080
Charter Communications Operating LLC/Charter Communications Operating Capital
3.750% 2/15/28	500,000	502,304
4.800% 3/01/50	930,000	967,733
4.908% 7/23/25	1,105,000	1,173,061
5.375% 4/01/38	5,000	5,391
CSC Holdings LLC
5.375% 2/01/28 (b)	125,000	127,500
Virgin Media Secured Finance PLC
5.500% 5/15/29 (b)	541,000	539,053
		4,683,810
Mining — 0.0%
Corp. Nacional del Cobre de Chile
3.150% 1/14/30 (b)	400,000	369,800
Miscellaneous - Manufacturing — 0.5%
General Electric Co.
5.550% 5/04/20	875,000	877,241
4.625% 1/07/21	1,195,000	1,198,541
6.750% 3/15/32	890,000	1,056,886
5.875% 1/14/38	716,000	824,946
		3,957,614
Oil & Gas — 1.5%
Antero Resources Corp.
5.000% 3/01/25	813,000	300,810
5.125% 12/01/22	392,000	203,840
5.625% 6/01/23	125,000	50,000

	Principal Amount	Value
BP Capital Markets America, Inc.
3.000% 2/24/50	$495,000	$459,813
Canadian Natural Resources Ltd.
3.850% 6/01/27	375,000	296,551
EQT Corp.
3.900% 10/01/27	1,895,000	1,306,981
Exxon Mobil Corp.
3.095% 8/16/49 (d)	270,000	273,415
3.482% 3/19/30	1,040,000	1,148,612
4.227% 3/19/40	610,000	714,718
4.327% 3/19/50	1,910,000	2,337,805
KazMunayGas National Co. JSC
5.375% 4/24/30 (b)	600,000	588,000
5.750% 4/19/47 (b)	200,000	198,363
Occidental Petroleum Corp.
4.500% 7/15/44	400,000	172,128
Pertamina Persero PT
3.100% 8/25/30 (b)	875,000	771,079
Petrobras Global Finance BV
5.093% 1/15/30 (b)	292,000	264,990
Petroleos del Peru SA
4.750% 6/19/32 (b)	400,000	364,004
Petroleos Mexicanos
5.950% 1/28/31 (b)	860,000	596,427
6.625% 6/15/35	2,100,000	1,439,340
7.690% 1/23/50 (b)	850,000	586,500
Range Resources Corp.
4.875% 5/15/25	147,000	87,465
Saudi Arabian Oil Co.
4.250% 4/16/39 (b)	200,000	198,018
Transocean Guardian Ltd.
5.875% 1/15/24 (b)	283,900	227,120
Transocean Pontus Ltd.
6.125% 8/01/25 (b)	335,670	271,893
Transocean Poseidon Ltd.
6.875% 2/01/27 (b)	233,000	188,730
		13,046,602
Oil & Gas Services — 0.0%
Transocean Proteus Ltd.
6.250% 12/01/24 (b)	119,700	95,760
USA Compression Partners LP / USA Compression Finance Corp.
6.875% 4/01/26	70,000	43,750
6.875% 9/01/27	217,000	134,540
		274,050
Packaging & Containers — 0.5%
Amcor Finance USA, Inc.
4.500% 5/15/28 (b)	965,000	1,137,145

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.125% 8/15/26 (b)	$170,000	$169,150
Ball Corp.
4.000% 11/15/23	200,000	201,500
Berry Global, Inc.
4.875% 7/15/26 (b)	75,000	75,750
Matthews International Corp.
5.250% 12/01/25 (b)	275,000	243,381
Mauser Packaging Solutions Holding Co.
5.500% 4/15/24 (b)	70,000	64,400
OI European Group BV
4.000% 3/15/23 (b)	75,000	71,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 3 mo. USD LIBOR + 3.500%
5.331% FRN 7/15/21 (b)	665,000	648,375
Sealed Air Corp.
4.000% 12/01/27 (b)	70,000	65,107
Trivium Packaging Finance BV
5.500% 8/15/26 (b)	1,075,000	1,069,625
WRKCo, Inc.
4.900% 3/15/29	450,000	483,934
		4,229,617
Pharmaceuticals — 2.7%
AbbVie, Inc.
4.250% 11/21/49 (b)	1,475,000	1,566,953
4.450% 5/14/46	1,848,000	1,961,337
Allergan Finance LLC
3.250% 10/01/22	1,000,000	1,002,681
Allergan Funding SCS
4.550% 3/15/35	576,000	633,522
Bausch Health Cos., Inc.
7.000% 3/15/24 (b)	152,000	154,849
Bayer US Finance II LLC
4.250% 12/15/25 (b)	515,000	534,912
4.375% 12/15/28 (b)	2,735,000	2,920,668
4.625% 6/25/38 (b)	1,310,000	1,354,612
4.875% 6/25/48 (b)	870,000	1,001,487
Bayer US Finance LLC
3.375% 10/08/24 (b)	760,000	779,912
Becton Dickinson and Co. 3 mo. USD LIBOR + .875%
2.250% FRN 12/29/20	1,312,000	1,267,720
Cigna Corp.
2.400% 3/15/30	440,000	416,739
3.050% 10/15/27 (b)	1,395,000	1,384,154

	Principal Amount	Value
3.400% 3/15/50	$1,200,000	$1,132,535
4.125% 11/15/25	2,000,000	2,139,347
CVS Health Corp.
3.250% 8/15/29	425,000	413,482
5.050% 3/25/48	2,820,000	3,221,929
5.125% 7/20/45	610,000	701,873
		22,588,712
Pipelines — 1.3%
Cheniere Energy Partners LP
5.250% 10/01/25	70,000	64,400
Energy Transfer Operating LP
5.500% 6/01/27	264,000	229,780
5.875% 1/15/24	1,000,000	944,322
Energy Transfer Partners LP
5.950% 10/01/43	750,000	648,566
EQM Midstream Partners LP
5.500% 7/15/28	795,000	441,782
Kinder Morgan Energy Partners LP
3.500% 9/01/23	1,006,000	995,852
Kinder Morgan, Inc.
5.550% 6/01/45	1,000,000	1,019,229
Peru LNG SRL
5.375% 3/22/30 (b)	200,000	120,000
Plains All American Pipeline LP/PAA Finance Corp.
4.650% 10/15/25	500,000	402,340
Rockies Express Pipeline LLC
4.950% 7/15/29 (b)	1,000,000	607,198
6.875% 4/15/40 (b)	745,000	447,709
Southern Gas Corridor CJSC
6.875% 3/24/26 (b)	600,000	610,500
Sunoco Logistics Partners Operations LP
4.250% 4/01/24	650,000	573,411
5.350% 5/15/45	370,000	290,166
5.400% 10/01/47	1,275,000	1,015,554
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.875% 1/15/29	162,000	130,410
TC PipeLines LP
3.900% 5/25/27	1,500,000	1,415,997
Williams Cos., Inc.
4.000% 9/15/25	1,000,000	877,978
		10,835,194
Real Estate Investment Trusts (REITS) — 1.1%
Boston Properties LP
3.850% 2/01/23	1,000,000	1,004,190
GLP Capital LP/GLP Financing II, Inc.
4.000% 1/15/30	60,000	50,448

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
5.250% 6/01/25	$500,000	$462,500
5.300% 1/15/29	620,000	530,224
5.375% 4/15/26	1,680,000	1,489,152
Healthpeak Properties, Inc.
4.250% 11/15/23	1,206,000	1,139,744
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.625% 5/01/24	450,000	432,000
SL Green Operating Partnership LP
3.250% 10/15/22	1,000,000	995,125
Ventas Realty LP
3.750% 5/01/24	1,050,000	992,555
3.850% 4/01/27	1,000,000	971,750
Welltower, Inc.
3.750% 3/15/23	1,300,000	1,309,220
		9,376,908
Retail — 0.2%
Alimentation Couche-Tard, Inc.
2.700% 7/26/22 (b)	425,000	420,138
3.800% 1/25/50 (b)	105,000	92,072
Rite Aid Corp.
6.125% 4/01/23 (b)	283,000	243,380
Starbucks Corp.
2.250% 3/12/30	890,000	837,199
		1,592,789
Savings & Loans — 0.1%
Nationwide Building Society
3 mo. USD LIBOR + 1.181% 3.622% VRN 4/26/23 (b)	620,000	616,514
3 mo. USD LIBOR + 1.392% 4.363% VRN 8/01/24 (b)	300,000	301,353
		917,867
Semiconductors — 0.9%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.000% 1/15/22	1,965,000	1,943,129
3.625% 1/15/24	1,175,000	1,154,181
Intel Corp.
4.750% 3/25/50	2,885,000	3,874,046
NXP BV/NXP Funding LLC
4.125% 6/01/21 (b)	500,000	504,494
		7,475,850
Software — 0.1%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
5.750% 3/01/25 (b)	325,000	299,000

	Principal Amount	Value
SS&C Technologies, Inc.
5.500% 9/30/27 (b)	$320,000	$333,507
		632,507
Telecommunications — 2.1%
AT&T, Inc.
4.500% 5/15/35	110,000	117,235
4.750% 5/15/46	100,000	110,592
4.800% 6/15/44	3,050,000	3,325,878
4.850% 3/01/39	366,000	410,464
4.900% 8/15/37	1,025,000	1,141,988
5.250% 3/01/37	850,000	991,687
Intelsat Jackson Holdings SA
8.500% 10/15/24 (b)	378,000	238,027
9.750% 7/15/25 (b)	1,379,000	910,140
Koninklijke KPN NV
8.375% 10/01/30	440,000	603,661
Level 3 Financing, Inc.
4.625% 9/15/27 (b)	241,000	239,530
5.375% 5/01/25	166,000	165,170
Sprint Corp.
7.875% 9/15/23	74,000	81,221
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.360% STEP 3/20/23 (b)	727,500	723,862
4.738% 9/20/29 (b)	2,685,000	2,738,700
T-Mobile USA, Inc.
4.500% 2/01/26	400,000	409,000
4.750% 2/01/28	175,000	182,315
6.000% 3/01/23	94,000	94,518
6.000% 4/15/24	279,000	284,440
6.500% 1/15/24	301,000	305,515
Verizon Communications, Inc.
3.150% 3/22/30	590,000	635,520
4.125% 3/16/27	590,000	655,987
Vodafone Group PLC
4.250% 9/17/50	315,000	323,770
4.875% 6/19/49	1,260,000	1,390,138
5.250% 5/30/48	1,000,000	1,205,202
		17,284,560

TOTAL CORPORATE DEBT (Cost $222,262,286)		221,367,423

MUNICIPAL OBLIGATIONS — 2.0%
Commonwealth of Massachusetts, General Obligation
3.000% 3/01/49	1,360,000	1,393,946

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Health & Educational Facilities Authority of the State of Missouri, Revenue Bond
3.652% 8/15/57	$375,000	$438,082
New York City Water & Sewer System, Revenue Bond
6.124% 6/15/42	10,000,000	10,095,900
New York State Dormitory Authority, Revenue Bond
5.051% 9/15/27	600,000	722,394
Regents of the University of California Medical Center Pooled, Revenue Bond
3.256% 5/15/60	2,205,000	2,064,409
State of California, General Obligation
7.950% 3/01/36	2,100,000	2,108,316
		16,823,047

TOTAL MUNICIPAL OBLIGATIONS (Cost $17,127,032)		16,823,047

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 13.3%
Commercial MBS — 1.9%
BAMLL Commercial Mortgage Securities Trust, Series 2018-PARK, Class A,
4.091% VRN 8/10/38 (b) (c)	1,280,000	1,345,463
BX Trust, Series 2019-OC11, Class A
3.202% 12/09/41 (b)	420,000	408,742
CALI Mortgage Trust, Series 2019-101C, Class A
3.957% 3/10/39 (b)	945,000	1,014,735
Commercial Mortgage Trust
Series 2016-787S, Class A, 3.545% 2/10/36 (b)	1,280,000	1,328,411
Series 2014-277P, Class A, 3.611% VRN 8/10/49 (b) (c)	1,340,000	1,370,379
Series 2013-300P, Class A1, 4.353% 8/10/30 (b)	1,240,000	1,299,911
CPT Mortgage Trust, Series 2019-CPT, Class A
2.865% 11/13/39 (b)	805,000	790,114
DC Office Trust, Series 2019-MTC, Class A
2.965% 9/15/45 (b)	860,000	837,515
Hudson Yards Mortgage Trust
Series 2019-55HY, Class A, 2.943% VRN 12/10/41 (b) (c)	860,000	888,420
Series 2019-30HY, Class A, 3.228% 7/10/39 (b)	880,000	930,755

	Principal Amount	Value
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class A
3.397% 6/05/39 (b)	$900,000	$906,014
MKT Mortgage Trust, Series 2020-525M, Class A
2.694% 2/12/40 (b)	1,030,000	1,019,950
Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC, Class A
2.966% 12/15/38 (b)	840,000	862,073
One Bryant Park Trust, Series 2019-OBP, Class A
2.516% 9/15/54 (b)	1,085,000	1,082,808
RBS Commercial Funding, Inc. Trust, Series 2013-GSP, Class A,
3.834% VRN 1/15/32 (b) (c)	1,320,000	1,368,965
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2B,
4.144% VRN 1/05/43 (b) (c)	120,000	112,307
		15,566,562
Home Equity ABS — 0.9%
Argent Securities, Inc., Series 2005-W2, Class M1, 1 mo. USD LIBOR + .490%
1.437% FRN 10/25/35	4,500,000	4,212,709
Bear Stearns Asset-Backed Securities Trust, Series 2007-HE4, Class 1A2, 1 mo. USD LIBOR + .190%
1.137% FRN 5/25/35	67,909	65,651
Home Equity Asset Trust, Series 2006-3, Class 1A1, 1 mo. USD LIBOR + .200%
1.147% FRN 7/25/36	757,811	711,580
Option One Mortgage Loan Trust, Series 2006-1, Class 1A1, 1 mo. USD LIBOR + .220%
1.167% FRN 1/25/36	2,257,194	2,059,910
Residential Asset Securities Corp., Series 2005-KS11, Class M1, 1 mo. USD LIBOR + .400%
1.347% FRN 12/25/35	618,957	607,604
		7,657,454
Other ABS — 3.2%
Ajax Mortgage Loan Trust,
2.860% STEP 7/25/59 (b)	4,075,226	3,726,137
Barings CLO Ltd., Series 2013-IA, Class AR, 3 mo. USD LIBOR + .800%
2.619% FRN 1/20/28 (b)	3,650,000	3,409,261

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Countrywide Asset-Backed Certificates
Series 2006-22, Class 2A3, 1 mo. USD LIBOR + .160% 1.107% FRN 1/25/34	$104,516	$95,757
Series 2004-5, Class M1, 1 mo. USD LIBOR + .855% 1.802% FRN 8/25/34	387,518	366,957
First Franklin Mortgage Loan Trust, Series 2005-FF9, Class A4, 1 mo. USD LIBOR + .360%
1.307% FRN 10/25/35	770,423	705,957
GoldenTree Loan Opportunities Ltd., Series 2014-9A, Class AR2, 3 mo. USD LIBOR + 1.110%
2.885% FRN 10/29/29 (b)	2,100,000	2,023,461
GSAMP Trust, Series 2006-HE1, Class M1, 1 mo. USD LIBOR + .390%
1.337% FRN 1/25/36	4,587,402	4,390,058
LCM XVIII LP, Series 19A, Class AR, 3 mo. USD LIBOR + 1.240%
3.071% FRN 7/15/27 (b)	1,400,000	1,370,998
Lehman XS Trust, Series 2005-4, Class 1A3, 1 mo. USD LIBOR + .800%
1.747% FRN 10/25/35	327,955	305,423
Madison Park Funding XXX Ltd., Series 2018-30A, Class A, 3 mo. USD LIBOR + .750%
2.581% FRN 4/15/29 (b)	2,075,000	1,980,388
Magnetite VII Ltd., Series 2012-7A, Class A1R2, 3 mo. USD LIBOR + .800%
2.631% FRN 1/15/28 (b)	1,489,000	1,430,619
Magnetite XXI Ltd., Series 2019-21A, Class A, 3 mo. USD LIBOR + 1.280%
3.099% FRN 4/20/30 (b)	450,000	428,718
Morgan Stanley Capital, Inc. Trust
Series 2006-HE1, Class A4, 1 mo. USD LIBOR + .290% 1.237% FRN 1/25/36	3,709,656	3,261,720
Series 2006-NC2, Class A2D, 1 mo. USD LIBOR + .290% 1.237% FRN 2/25/36	3,928,197	3,476,847
		26,972,301
Student Loans ABS — 4.2%
Access Group, Inc., Series 2015-1, Class A, 1 mo. USD LIBOR + .700%
1.647% FRN 7/25/56 (b)	2,258,339	2,038,867

	Principal Amount	Value
Education Loan Asset-Backed Trust, Series 2013-1, Class A2, 1 mo. USD LIBOR + .800%
1.747% FRN 4/26/32 (b)	$4,100,000	$3,853,629
SLC Student Loan Trust
Series 2006-2, Class A6, 3 mo. USD LIBOR + .160% 0.901% FRN 9/15/39	7,720,000	7,158,030
Series 2006-1, Class A6, 3 mo. USD LIBOR + .160% 0.901% FRN 3/15/55	7,380,000	6,583,285
SLM Student Loan Trust
Series 2014-1, Class A3, 1 mo. USD LIBOR + .600% 1.547% FRN 2/26/29	1,693,662	1,539,401
Series 2012-7, Class A3, 1 mo. USD LIBOR + .650% 1.597% FRN 5/26/26	3,060,715	2,801,917
Series 2006-2, Class A6, 3 mo. USD LIBOR + .170% 1.964% FRN 1/25/41	2,354,660	2,119,295
Series 2008-5, Class B, 3 mo. USD LIBOR + 1.850% 3.644% FRN 7/25/73	3,735,000	3,204,171
Series 2008-9, Class B, 3 mo. USD LIBOR + 2.250% 4.044% FRN 10/25/83	3,630,000	3,271,062
Wachovia Student Loan Trust, Series 2006-1, Class A6, 3 mo. USD LIBOR + .170%
1.964% FRN 4/25/40 (b)	2,962,145	2,741,056
		35,310,713
WL Collateral CMO — 3.1%
American Home Mortgage Investment Trust, Series 2006-1, Class 12A1, 1 mo. USD LIBOR + .400%
1.347% FRN 3/25/46	2,586,954	2,098,509
Bear Stearns ALT-A Trust, Series 2005-4, Class 25A1,
3.835% VRN 5/25/35 (c)	1,923,466	1,613,052
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2, Class 1A2,
3.958% VRN 3/25/36 (c)	8,282	7,261
Credit Suisse Mortgage Trust, Series 2018-RPL9, Class A,
3.850% VRN 9/25/57 (b) (c)	3,175,695	3,169,405
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 2A1,
3.809% VRN 11/25/35 (c)	2,400,990	2,068,559

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
HarborView Mortgage Loan Trust
Series 2006-10, Class 1A1A, 1 mo. USD LIBOR + .200% 0.950% FRN 11/19/36	$3,772,589	$3,008,889
Series 2007-6, Class 1A1A, 1 mo. LIBOR + .200% 0.950% FRN 8/19/37	3,751,555	3,141,165
JP Morgan Mortgage Trust, Series 2005-A5, Class 1A2,
4.019% VRN 8/25/35 (c)	371,425	368,246
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 4A1,
3.444% VRN 4/25/34 (c)	655,685	585,249
Morgan Stanley Resecuritization Trust, Series 2014-R8, Class 3A, 12 mo. MTA + .750%
2.609% FRN 6/26/47 (b)	1,749,160	1,681,556
RALI Trust, Series 2006-QA7, Class 2A1, 1 mo. USD LIBOR + .185%
1.132% FRN 8/25/36	889,621	787,007
Structured Asset Mortgage Investments Trust, Series 2006-AR1, Class 3A1, 1 mo. USD LIBOR + .230%
1.177% FRN 2/25/36	3,191,527	2,654,308
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-AR2, Class 2A1A, 1 mo. USD LIBOR + .310% 1.257% FRN 1/25/45	1,239,947	1,102,640
Series 2005-7, Class 4CB, 7.000% 8/25/35	3,468,847	2,377,289
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR3, Class A4,
4.089% VRN 4/25/37 (c)	1,775,128	1,639,173
		26,302,308

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $116,783,213)		111,809,338

SOVEREIGN DEBT OBLIGATIONS — 1.0%
Abu Dhabi Government International Bond
2.500% 9/30/29 (b)	647,000	628,431
Bahrain Government International Bond
7.000% 10/12/28 (b)	402,000	365,957

	Principal Amount	Value
Brazilian Government International Bond
4.500% 5/30/29	$200,000	$205,218
Chile Government International Bond
3.240% 2/06/28	200,000	211,252
Colombia Government International Bond
3.000% 1/30/30	400,000	365,000
4.500% 1/28/26	200,000	202,500
5.000% 6/15/45	200,000	205,000
5.200% 5/15/49	200,000	209,666
Dominican Republic International Bond
4.500% 1/30/30 (b)	250,000	217,500
6.000% 7/19/28 (b)	150,000	141,001
Indonesia Government International Bond
2.850% 2/14/30	300,000	290,990
Mexico Government International Bond
3.250% 4/16/30	858,000	806,520
3.750% 1/11/28	200,000	198,802
Oman Government International Bond
5.625% 1/17/28 (b)	400,000	286,048
Panama Government International Bond
3.160% 1/23/30	400,000	400,004
Peruvian Government International Bond
2.844% 6/20/30	276,000	291,456
4.125% 8/25/27	254,000	286,388
Philippine Government International Bond
3.000% 2/01/28	715,000	745,340
Qatar Government International Bond
4.500% 4/23/28 (b)	600,000	656,664
Republic of South Africa Government International Bond
4.875% 4/14/26	200,000	178,200
Russian Foreign Bond
4.375% 3/21/29 (b)	200,000	213,603
4.750% 5/27/26 (b)	200,000	212,200
Saudi Government International Bond
3.625% 3/04/28 (b)	200,000	203,032
3.750% 1/21/55 (b)	200,000	184,112
4.500% 10/26/46 (b)	400,000	405,261

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Uruguay Government International Bond
4.375% 10/27/27	$394,830	$425,927
		8,536,072

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $9,087,957)		8,536,072

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 51.8%
Collateralized Mortgage Obligations — 3.1%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series RR06, Class BX, 1.836% 5/27/33	1,485,000	250,196
Series RR06, Class AX, 1.878% 10/27/28	1,575,000	208,783
Series S8FX, Class A2, 3.291% 3/25/27	3,955,000	4,306,908
Series K155, Class A3, 3.750% 4/25/33	2,115,000	2,490,033
Federal National Mortgage Association
Series 2020-M10, Class X8, 0.776% VRN 12/25/27 (c)	1,910,000	84,021
Series 2020-M10, Class X9, 0.988% VRN 12/25/27 (c)	1,685,000	84,300
Series 2020-M10, Class X4, 0.999% VRN 7/25/32 (c)	1,735,000	147,353
Series 2020-M10, Class X3, 1.438% VRN 11/25/28 (c)	2,005,000	189,292
Series 2020-M10, Class X6, 1.497% VRN 8/25/28 (c)	2,085,000	210,752
Series 2020-M10, Class X5, 1.554% VRN 11/25/28 (c)	1,975,000	210,377
Series 2020-M10, Class X2, 1.826% 12/25/30	4,950,000	715,702
Series 2020-M10, Class X1, 1.923% VRN 12/25/30 (c)	2,370,000	357,823
Series 2018-43, Class CT, 3.000% 6/25/48	2,784,004	2,915,776
Series 2018-54, Class KA, 3.500% 1/25/47	2,986,334	3,127,553
Series 2018-38, Class PA, 3.500% 6/25/47	3,455,003	3,616,809
Federal National Mortgage Association. REMICS Series 2018-55, Class PA 3.500% 1/25/47	3,098,703	3,245,239

	Principal Amount	Value
Government National Mortgage Association
Series 2018-124, Class NW, 3.500% 9/20/48	$1,430,654	$1,508,214
Series 2019-15, Class GT, 3.500% 2/20/49	2,545,281	2,686,291
		26,355,422
Pass-Through Securities — 48.7%
Federal Home Loan Mortgage Corp.
Series JPM-2598, Class COLL, 2.455% 4/25/40 (e)	1,265,000	1,318,282
Pool #G18619 2.500% 11/01/31	946,623	985,430
Pool #G16770 2.500% 2/01/32	964,945	1,005,106
Pool #G16660 2.500% 7/01/32	1,556,518	1,619,841
Pool #G18596 3.000% 4/01/31	648,357	681,119
Pool #G18691 3.000% 6/01/33	320,566	336,163
Pool #G08710 3.000% 6/01/46	186,012	195,654
Pool #G08715 3.000% 8/01/46	3,854,553	4,054,348
Pool #G08721 3.000% 9/01/46	519,162	546,072
Pool #G08726 3.000% 10/01/46	6,955,828	7,316,373
Pool #G08732 3.000% 11/01/46	4,793,926	5,042,412
Pool #G08741 3.000% 1/01/47	2,990,223	3,142,413
Pool #G08795 3.000% 1/01/48	2,494,727	2,619,360
Pool #SD8044 3.000% 2/01/50	13,202,598	13,842,780
Pool #G18713 3.500% 11/01/33	2,795,266	2,943,896
Pool #G16756 3.500% 1/01/34	905,143	960,909
Pool #G60038 3.500% 1/01/44	1,255,265	1,344,214
Pool #G07848 3.500% 4/01/44	7,367,634	7,942,948
Pool #G07924 3.500% 1/01/45	2,830,527	3,031,983
Pool #G60138 3.500% 8/01/45	4,697,618	5,064,439
Pool #G08711 3.500% 6/01/46	3,340,994	3,556,856
Pool #G08716 3.500% 8/01/46	4,801,650	5,111,885
Pool #G67703 3.500% 4/01/47	3,543,832	3,794,949
Pool #G67706 3.500% 12/01/47	3,028,133	3,240,814
Pool #G67707 3.500% 1/01/48	3,019,729	3,252,699
Pool #G67708 3.500% 3/01/48	7,211,795	7,684,511
Pool #G67709 3.500% 3/01/48	8,292,702	8,875,141
Pool #G67711 4.000% 3/01/48	1,041,589	1,133,065
Pool #G67713 4.000% 6/01/48	6,923,912	7,501,702
Pool #G67714 4.000% 7/01/48	4,251,761	4,623,837
Pool #G67717 4.000% 11/01/48	3,858,940	4,195,434
Pool #G67718 4.000% 1/01/49	3,385,037	3,662,224
Pool #G08843 4.500% 10/01/48	2,443,767	2,629,992
Pool #G08826 5.000% 6/01/48	734,951	793,861
Pool #G08844 5.000% 10/01/48	275,665	297,589
Federal National Mortgage Association
Pool #MA3864 2.500% 12/01/34	5,047,678	5,239,481
Pool #MA3029 3.000% 6/01/32	742,730	779,837
Pool #MA1607 3.000% 10/01/33	3,576,098	3,807,611

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA3811 3.000% 10/01/49	$4,095,502	$4,223,698
Pool #MA3905 3.000% 1/01/50	2,477,005	2,597,113
Pool #BL2360 3.450% 5/01/34	1,760,000	2,107,783
Pool #AN0877 3.500% 2/01/31	931,411	1,059,703
Pool #AB4262 3.500% 1/01/32	2,641,803	2,829,906
Pool #MA1148 3.500% 8/01/42	6,327,933	6,788,386
Pool #CA0996 3.500% 1/01/48	198,245	211,184
Pool #MA3276 3.500% 2/01/48	771,609	816,181
Pool #MA3305 3.500% 3/01/48	2,606,287	2,756,840
Pool #MA3332 3.500% 4/01/48	106,381	112,559
Pool #CA3633 3.500% 6/01/49	1,658,378	1,774,386
Pool #AM7122 3.610% 11/01/34	1,794,786	2,107,967
Pool #BL0661 3.990% 11/01/33	4,232,484	5,195,374
Pool #MA2995 4.000% 5/01/47	2,116,693	2,264,053
Pool #AS9830 4.000% 6/01/47	1,840,744	1,968,894
Pool #MA3027 4.000% 6/01/47	1,958,898	2,095,274
Pool #AS9972 4.000% 7/01/47	1,562,987	1,671,800
Pool #AL9106 4.500% 2/01/46	673,189	729,461
Pool #CA1710 4.500% 5/01/48	3,650,360	3,936,106
Pool #CA1711 4.500% 5/01/48	66,285	71,474
Pool #CA2208 4.500% 8/01/48	2,875,994	3,093,933
Government National Mortgage Association II
Pool #MA4126 3.000% 12/20/46	4,680,082	4,965,311
Pool #MA4836 3.000% 11/20/47	3,901,069	4,136,383
Pool #MA6209 3.000% 10/20/49	4,208,557	4,379,563
Pool #MA4127 3.500% 12/20/46	2,924,688	3,099,659
Pool #MA4382 3.500% 4/20/47	620,035	657,129
Pool #MA4719 3.500% 9/20/47	5,909,918	6,261,634
Pool #MA4837 3.500% 11/20/47	776,825	822,813
Pool #MA4962 3.500% 1/20/48	4,910,683	5,201,397
Pool #MA5019 3.500% 2/20/48	2,725,955	2,887,332
Pool #MA4838 4.000% 11/20/47	1,633,638	1,744,422
Pool #MA4901 4.000% 12/20/47	1,351,348	1,442,990
Pool #MA5078 4.000% 3/20/48	1,307,006	1,395,640
Pool #MA5466 4.000% 9/20/48	897,645	957,326
Pool #MA5528 4.000% 10/20/48	3,662,645	3,906,161
Pool #MA4264 4.500% 2/20/47	642,339	690,541
Pool #MA4512 4.500% 6/20/47	4,689,884	5,031,562
Pool #MA3666 5.000% 5/20/46	74,284	81,238
Pool #MA3806 5.000% 7/20/46	462,319	504,443
Pool #MA4072 5.000% 11/20/46	88,735	97,402
Pool #MA4454 5.000% 5/20/47	2,172,760	2,344,925
Government National Mortgage Association II TBA Pool #994 3.000% 7/01/49 (e)	5,675,000	5,991,559
Uniform Mortgage Back Securities TBA
Pool #299 2.500% 8/01/34 (e)	74,850,000	77,604,248

	Principal Amount	Value
Pool #1092 2.500% 6/01/49 (e)	$23,725,000	$24,529,425
Pool #6985 3.000% 4/01/50 (e)	50,550,000	52,929,404
Pool #3649 3.500% 8/01/48 (e)	11,325,000	11,962,474
Pool #29986 5.000% 9/01/48 (e)	3,050,000	3,288,758
		409,501,044

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $423,774,902)		435,856,466

U.S. TREASURY OBLIGATIONS — 9.8%
U.S. Treasury Bonds & Notes — 9.8%
U.S. Treasury Bond
2.000% 2/15/50	12,280,000	14,222,885
U.S. Treasury Inflation Index
0.125% 7/15/24	1,325,298	1,328,125
0.125% 10/15/24	7,323,975	7,413,237
0.250% 7/15/29	10,126,252	10,513,957
0.250% 2/15/50	11,631,025	11,986,404
U.S. Treasury Note
0.500% 3/31/25	32,695,000	32,892,651
1.500% 2/15/30	40,000	43,052
2.375% 11/15/49	3,398,000	4,224,158
		82,624,469

TOTAL U.S. TREASURY OBLIGATIONS (Cost $79,379,746)		82,624,469

TOTAL BONDS & NOTES (Cost $880,187,425)		888,180,608

	Number of Shares
MUTUAL FUNDS — 0.0%
Diversified Financial Services — 0.0%
State Street Navigator Securities Lending Prime Portfolio (f)	260,413	260,413

TOTAL MUTUAL FUNDS (Cost $260,413)		260,413

TOTAL LONG-TERM INVESTMENTS (Cost $880,447,838)		888,441,021

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 11.2%
Commercial Paper — 0.3%
Ford Motor Credit Co.
3.245% 10/08/20 (b)	$2,200,000	$2,108,420
Repurchase Agreement — 3.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%, due 4/01/20 (g)	30,288,181	30,288,181
Sovereign Debt Obligation — 2.6%
Japan Treasury Discount Bill, 0.000%, due 6/08/20 (h)	2,360,000,000	21,957,225
U.S. Treasury Bill — 4.7%
U.S. Treasury Bill
0.000% 4/28/20	13,705,000	13,704,637
0.000% 4/30/20	6,160,000	6,159,726
0.000% 5/07/20	3,585,000	3,584,772
0.000% 7/16/20	14,530,000	14,526,631
0.000% 9/10/20 (i)	1,615,000	1,614,171
		39,589,937

TOTAL SHORT-TERM INVESTMENTS (Cost $94,342,157)		93,943,763

TOTAL INVESTMENTS — 116.7% (Cost $974,789,995) (j)		982,384,784

Other Assets/(Liabilities) — (16.7)%		(140,466,322)

NET ASSETS — 100.0%		$841,918,462

Abbreviation Legend

ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled loan commitments at March 31, 2020 where the rate will be determined at time of settlement.
(b)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2020, the aggregate market value of these securities amounted to $108,204,085 or 12.85% of net assets.

(c)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2020.

(d)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $255,124 or 0.03% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. (Note 2).

(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)

Maturity value of $30,288,181. Collateralized by U.S. Government Agency obligations with rates ranging from 1.750% - 1.875%, maturity dates ranging from 7/15/22 - 7/31/22, and an aggregate market value, including accrued interest, of $30,896,412.

(h)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(i)	A portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(j)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

Exchange-Traded Options Written

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
U.S. Treasury Note 10 Year Future	5/22/20	140.50	100	USD	13,868,750	$(62,500)	$(116,661)	$54,161
Put
U.S. Treasury Note 10 Year Future	5/22/20	134.50	100	USD	13,868,750	$(32,813)	$(83,794)	$50,981
						$(95,313)	$(200,455)	$105,142

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Ultra 10 Year	6/19/20	110	$17,008,381	$155,057
U.S. Treasury Ultra Bond	6/19/20	43	8,898,014	642,611
U.S. Treasury Note 2 Year	6/30/20	128	27,721,509	487,491
U.S. Treasury Note 5 Year	6/30/20	264	32,506,523	588,352
				$1,873,511

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
3-Month USD LIBOR	Quarterly	Fixed 1.580%	Semi-Annually	1/21/23	USD	40,090,000	$959,671	$8,096	$951,575
3-Month USD LIBOR	Quarterly	Fixed 1.573%	Semi-Annually	1/21/23	USD	25,780,000	613,672	—	613,672
Fixed 1.675%	Semi-Annually	3-Month USD LIBOR	Quarterly	1/21/26	USD	16,305,000	(915,146)	(5,419)	(909,727)
Fixed 1.667%	Semi-Annually	3-Month USD LIBOR	Quarterly	1/21/26	USD	10,490,000	(584,648)	—	(584,648)
							$73,549	$2,677	$70,872

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments
March 31, 2020 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 103.6%
BANK LOANS — 4.6%
Advertising — 0.1%
Terrier Media Buyer, Inc., Term Loan B, 3 mo. LIBOR + 4.250%
5.700% VRN 12/17/26	$508,725	$448,950
Airlines — 0.1%
American Airlines, Inc., 2017 Incremental Term Loan, 1 mo. LIBOR + 2.000%
2.705% VRN 12/14/23	466,735	366,387
Auto Parts & Equipment — 0.1%
Panther BF Aggregator 2 LP, USD Term Loan B, 1 mo. LIBOR + 3.500%
4.441% VRN 4/30/26	447,750	407,452
Biotechnology — 0.1%
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 1 Week LIBOR + 2.200%
2.684% VRN 11/15/27	738,150	695,706
Building Materials — 0.0%
APi Group, Inc., Term Loan B, 1 mo. LIBOR + 2.500%
3.489% VRN 10/01/26	369,075	313,559
Commercial Services — 0.3%
Allied Universal Holdco LLC, 2019 Term Loan B, 1 mo. LIBOR + 4.250%
5.239% VRN 7/10/26	697,746	641,926
BrightView Landscapes LLC
2018 1st Lien Term Loan B, 1 mo. LIBOR + 2.500%
3.130% VRN 8/15/25	129,605	121,504
2018 1st Lien Term Loan B, 1 mo. LIBOR + 2.500%
3.500% VRN 8/15/25	106,195	99,559
Garda World Security Corp., 2019 1st Lien Term Loan B, 3 mo. LIBOR + 4.750%
6.390% VRN 10/30/26	171,766	161,460
Prime Security Services Borrower LLC, 2019 Term Loan B1, 1 mo. LIBOR + 3.250%
4.606% VRN 9/23/26	690,817	616,900
TKC Holdings, Inc., 2017 1st Lien Term Loan, 1 mo. LIBOR + 3.750%
4.750% VRN 2/01/23	346,387	276,071

	Principal Amount	Value
Trans Union LLC, 2019 Term Loan B5, 1 mo. LIBOR + 1.750%
2.739% VRN 11/16/26	$259,677	$247,861
		2,165,281
Computers — 0.1%
Dell International LLC, 2019 Term Loan B, 1 mo. LIBOR + 2.000%
2.990% VRN 9/19/25	597,657	568,151
Western Digital Corp., 2018 Term Loan B4, 3 mo. LIBOR + 1.750%
3.353% VRN 4/29/23	98,769	94,818
		662,969
Diversified Financial Services — 0.3%
Citadel Securities LP, 2020 Term Loan B, 1 mo. LIBOR + 2.750%
3.739% VRN 2/27/26	248,125	220,831
Deerfield Dakota Holding LLC, 2020 USD Term Loan B,
0.000% 3/05/27 (a)	640,000	537,600
Edelman Financial Center LLC, 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.250%
4.179% VRN 7/21/25	464,620	391,442
Focus Financial Partners LLC, 2020 Term Loan, 1 mo. LIBOR + 2.000%
2.989% VRN 7/03/24	397,800	355,367
Jane Street Group LLC, 2020 Term Loan, 3 mo. LIBOR + 3.000%
4.613% VRN 1/31/25	356,318	317,124
VFH Parent LLC, 2019 Term Loan B, 1 mo. LIBOR + 3.000%
4.005% VRN 3/01/26	208,734	189,426
		2,011,790
Engineering & Construction — 0.0%
Atlantic Aviation FBO, Inc., 2018 Term Loan B, 1 mo. LIBOR + 3.750%
4.740% VRN 12/06/25	98,750	93,813
Entertainment — 0.2%
Caesars Entertainment Operating Co., Exit Term Loan, 1 mo. LIBOR + 2.000%
2.989% VRN 10/07/24	354,965	286,929

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
PCI Gaming Authority, Term Loan, 1 mo. LIBOR + 2.500%
3.489% VRN 5/29/26	$281,046	$227,647
Scientific Games International, Inc.
2018 Term Loan B5, 2 mo. LIBOR + 2.750%
3.740% VRN 8/14/24	158,698	127,487
2018 Term Loan B5, 2 mo. LIBOR + 2.750%
4.369% VRN 8/14/24	553,112	444,332
Stars Group Holdings B.V. (The), 2018 USD Incremental Term Loan, 3 mo. LIBOR + 3.500%
4.950% VRN 7/10/25	25,774	24,507
		1,110,902
Environmental Controls — 0.0%
GFL Environmental, Inc., 2018 USD Term Loan B,
3.991% 5/30/25	71,556	69,051
Food Services — 0.1%
Aramark Services, Inc., 2019 Term Loan B4, 1 mo. LIBOR + 1.750%
2.739% VRN 1/15/27	560,000	518,000
Foods — 0.0%
Froneri International Ltd., 2020 USD Term Loan, 1 mo. LIBOR + 2.250%
3.239% VRN 1/29/27	320,000	303,200
Health Care – Products — 0.1%
Athenahealth, Inc., 2019 Term Loan B, 3 mo. LIBOR + 4.500%
5.284% VRN 2/11/26	1,101,941	1,024,805
Health Care – Services — 0.6%
Change Healthcare Holdings LLC, 2017 Term Loan B, 1 mo. LIBOR + 2.500%
3.500% VRN 3/01/24	988,779	929,452
EyeCare Partners LLC
2020 Term Loan,
0.000% 2/05/27 (a)	154,054	123,243
2020 Delayed Draw Term Loan,
0.000% 2/18/27 (a) (b)	35,946	28,757
Global Medical Response, Inc., 2018 Term Loan B1, 2 mo. LIBOR + 3.250%
4.932% VRN 4/28/22	219,390	202,387
HC Group Holdings II, Inc., Term Loan B, 1 mo. LIBOR + 4.500%
5.489% VRN 8/06/26	349,125	286,282

	Principal Amount	Value
HCA, Inc., Term Loan B12, 1 mo. LIBOR + 1.750%
2.739% VRN 3/13/25	$163,984	$154,828
Jaguar Holding Co. II, 2018 Term Loan, 1 mo. LIBOR + 2.500%
3.500% VRN 8/18/22	473,550	450,721
MPH Acquisition Holdings LLC, 2016 Term Loan B, 3 mo. LIBOR + 2.750%
4.200% VRN 6/07/23	766,755	675,381
Phoenix Guarantor, Inc., 2020 Term Loan B, 1 mo. LIBOR + 3.250%
4.113% VRN 3/05/26	805,028	726,538
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 1 mo. LIBOR + 3.750%
4.739% VRN 11/17/25	861,664	795,428
		4,373,017
Household Products & Wares — 0.1%
Reynolds Consumer Products LLC, Term Loan, 3 mo. LIBOR + 1.750%
3.501% VRN 2/04/27	433,457	406,149
Insurance — 0.2%
Asurion LLC
2017 Term Loan B4, 1 mo. LIBOR + 3.000%
3.989% VRN 8/04/22	632,817	596,955
2018 Term Loan B6, 1 mo. LIBOR + 3.000%
3.989% VRN 11/03/23	169,553	161,075
2018 Term Loan B7, 1 mo. LIBOR + 3.000%
3.989% VRN 11/03/24	346,051	327,018
		1,085,048
Internet — 0.1%
McAfee LLC, 2018 USD Term Loan B, 1 mo. LIBOR + 3.750%
4.691% VRN 9/30/24	853,609	796,699
Investment Companies — 0.2%
First Eagle Holdings, Inc., 2020 Term Loan B, 3 mo. LIBOR + 2.500%
3.950% VRN 2/01/27	207,603	173,868
RPI 2019 Intermediate Finance Trust, 2020 Term Loan B1, 1 mo. LIBOR + 1.750%
2.739% VRN 2/11/27	728,175	669,921
UFC Holdings LLC, 2019 Term Loan, 1 mo. LIBOR + 3.250%
4.250% VRN 4/29/26	564,868	491,435
		1,335,224

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Leisure Time — 0.1%
Alterra Mountain Co., Term Loan B1, 1 mo. LIBOR + 2.750%
3.750% VRN 7/31/24	$375,202	$337,682
Lodging — 0.5%
Boyd Gaming Corp., Term Loan B3, 1 Week LIBOR + 2.250%
2.934% VRN 9/15/23	6,031	5,189
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, 1 mo. LIBOR + 2.750%
3.739% VRN 12/23/24	818,440	658,026
CityCenter Holdings LLC, 2017 Term Loan B, 1 mo. LIBOR + 2.250%
3.239% VRN 4/18/24	415,140	360,341
Four Seasons Hotels Ltd., New 1st Lien Term Loan, 1 mo. LIBOR + 2.000%
2.989% VRN 11/30/23	340,498	306,448
Golden Nugget, Inc.
2017 Incremental Term Loan B, 1 mo. LIBOR + 2.500%
3.490% VRN 10/04/23	228,870	177,374
2017 Incremental Term Loan B, 3 mo. LIBOR + 2.75%
3.695% VRN 10/04/23	364,887	282,788
Hilton Worldwide Finance LLC, 2019 Term Loan B2, 1 mo. LIBOR + 1.750%
2.697% VRN 6/22/26	746,204	705,163
Wynn Resorts Ltd., 2019 Term Loan A, 1 mo. LIBOR + 1.750%
2.740% VRN 9/20/24 (j)	906,750	826,276
		3,321,605
Machinery – Construction & Mining — 0.0%
Brookfield WEC Holdings, Inc., 2020 Term Loan,
0.000% 8/01/25 (a)	278,891	262,157
Media — 0.3%
Charter Communications Operating LLC
2019 Term Loan B1, 1 mo. LIBOR + 1.750%
2.740% VRN 4/30/25	842,273	806,123
2019 Term Loan B2, 1 mo. LIBOR + 1.750%
2.740% VRN 2/01/27	139,649	133,481
CSC Holdings LLC, 2019 Term Loan B5, 1 mo. LIBOR + 2.500%
3.112% VRN 4/15/27	140,000	133,466

	Principal Amount	Value
Diamond Sports Group LLC, Term Loan, 1 mo. LIBOR + 3.250%
4.180% VRN 8/24/26	$129,350	$99,599
Entercom Media Corp., 2019 Term Loan, 1 mo. LIBOR + 2.500%
3.489% VRN 11/18/24	120,765	108,689
iHeartCommunications, Inc., 2020 Term Loan, 1 mo. LIBOR + 3.000%
3.989% VRN 5/01/26	278,508	233,251
Univision Communications, Inc., Term Loan C5, 1 mo. LIBOR + 2.750%
3.750% VRN 3/15/24	407,153	343,026
Ziggo Financing Partnership, USD Term Loan I, 1 mo. LIBOR + 2.500%
3.205% VRN 4/30/28	138,250	129,955
		1,987,590
Packaging & Containers — 0.1%
Berry Global, Inc., Term Loan W, 3 mo. LIBOR + 2.000%
2.863% VRN 10/01/22	322,351	306,904
Reynolds Group Holdings, Inc., USD 2017 Term Loan, 1 mo. LIBOR + 2.750%
3.739% VRN 2/05/23	506,102	477,001
		783,905
Pharmaceuticals — 0.1%
Bausch Health Cos., Inc., 2018 Term Loan B, 1 mo. LIBOR + 3.000%
3.612% VRN 6/02/25	321,964	304,658
Elanco Animal Health, Inc., Term Loan B,
0.000% 2/04/27 (a)	670,000	633,150
		937,808
Real Estate Investment Trusts (REITS) — 0.1%
VICI Properties 1 LLC, Replacement Term Loan B,
2.674% 12/20/24	390,000	357,338
Retail — 0.2%
1011778 B.C. Unlimited Liability Co., Term Loan B4, 1 mo. LIBOR + 1.750%
2.739% VRN 11/19/26	941,955	866,598
Academy, Ltd.
2015 Term Loan B, 1 mo. LIBOR + 4.000%
5.520% VRN 7/01/22	83,718	44,696
2015 Term Loan B, 1 mo. LIBOR + 4.000%
5.581% VRN 7/01/22	159,027	84,903

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Michaels Stores, Inc.
2018 Term Loan B, 1 mo. LIBOR + 2.500%
3.500% VRN 1/30/23	$69,023	$57,289
2018 Term Loan B, 1 mo. LIBOR + 2.500%,
3.558% VRN 1/30/23	81,623	67,748
Party City Holdings, Inc.
2018 Term Loan B, 6 mo. LIBOR + 2.500%
3.490% VRN 8/19/22	7,019	3,397
2018 Term Loan B, 6 mo. LIBOR + 2.750%,
4.100% VRN 8/19/22	180,444	87,331
		1,211,962
Software — 0.1%
DCert Buyer, Inc., 2019 Term Loan B, 1 mo. LIBOR + 4.000%
4.989% VRN 10/16/26	760,000	673,869
MA FinanceCo. LLC, USD Term Loan B3, 1 mo. LIBOR + 2.500%
3.489% VRN 6/21/24	11,469	10,162
Seattle Spinco, Inc., USD Term Loan B3, 1 mo. LIBOR + 2.500%
3.489% VRN 6/21/24	77,452	68,622
		752,653
Telecommunications — 0.3%
Altice France S.A., USD Term Loan B12, 1 mo. LIBOR + 3.687%
4.392% VRN 1/31/26	222,954	207,347
Level 3 Financing, Inc., 2019 Term Loan B,
2.739% 3/01/27	368,362	342,577
Nexstar Broadcasting, Inc., 2019 Term Loan B4, 1 mo. LIBOR + 2.750%
4.331% VRN 9/18/26	951,236	881,795
Sprint Communications, Inc., 1st Lien Term Loan B, 1 mo. LIBOR + 2.500%
3.500% VRN 2/02/24	129,466	128,495
Virgin Media Bristol LLC, USD Term Loan N, 1 mo. LIBOR + 2.500%
3.205% VRN 1/31/28	863,954	794,838
		2,355,052

	Principal Amount	Value
Transportation — 0.1%
Genesee & Wyoming, Inc., Term Loan, 3 mo. LIBOR + 2.000%
3.450% VRN 12/30/26	$650,000	$619,534

TOTAL BANK LOANS (Cost $34,695,351)		31,115,288

CORPORATE DEBT — 31.1%
Aerospace & Defense — 0.7%
The Boeing Co.
2.700% 2/01/27	90,000	82,527
2.800% 3/01/27	150,000	133,246
3.100% 5/01/26	80,000	73,595
3.200% 3/01/29	450,000	414,574
3.250% 2/01/35	730,000	631,307
3.550% 3/01/38	80,000	70,106
3.750% 2/01/50	170,000	155,145
General Dynamics Corp.
4.250% 4/01/50	60,000	75,551
L3Harris Technologies, Inc.
5.054% 4/27/45	280,000	308,902
Lockheed Martin Corp.
3.550% 1/15/26	350,000	374,986
4.500% 5/15/36	60,000	63,414
Northrop Grumman Corp.
2.930% 1/15/25	340,000	345,120
3.250% 1/15/28	730,000	758,557
5.250% 5/01/50	230,000	311,026
Raytheon Co.
3.125% 10/15/20	120,000	120,618
United Technologies Corp.
3.950% 8/16/25	350,000	382,057
4.125% 11/16/28	260,000	285,416
4.500% 6/01/42	80,000	92,414
		4,678,561
Agriculture — 0.9%
Altria Group, Inc.
2.850% 8/09/22	160,000	160,779
3.490% 2/14/22	160,000	163,678
3.800% 2/14/24	180,000	182,446
3.875% 9/16/46	150,000	135,164
4.400% 2/14/26	620,000	652,445
4.750% 5/05/21	290,000	296,253
4.800% 2/14/29	530,000	551,602
5.800% 2/14/39	1,120,000	1,226,088
5.950% 2/14/49	100,000	115,634
6.200% 2/14/59	140,000	153,997

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
BAT Capital Corp.
3.557% 8/15/27	$500,000	$470,917
4.540% 8/15/47	1,110,000	1,010,253
Philip Morris International, Inc.
2.500% 8/22/22	80,000	80,216
2.500% 11/02/22	350,000	351,437
2.900% 11/15/21	240,000	241,410
4.500% 3/20/42	80,000	89,191
Reynolds American, Inc.
3.250% 6/12/20	65,000	64,805
5.850% 8/15/45	190,000	204,088
		6,150,403
Airlines — 0.0%
Delta Air Lines, Inc.
Series 2007-1 Class A, 6.821% 2/10/24	138,760	146,137
2.900% 10/28/24	140,000	112,036
		258,173
Apparel — 0.2%
Hanesbrands, Inc.
4.625% 5/15/24 (c)	30,000	29,700
4.875% 5/15/26 (c)	110,000	107,812
NIKE, Inc.
2.850% 3/27/30	280,000	295,844
3.250% 3/27/40	180,000	188,648
3.375% 3/27/50	530,000	578,178
		1,200,182
Auto Manufacturers — 0.2%
BMW US Capital LLC
1.850% 9/15/21 (c)	60,000	58,959
Fiat Chrysler Automobiles NV
4.500% 4/15/20	200,000	199,418
Ford Motor Co.
4.750% 1/15/43	140,000	79,450
Ford Motor Credit Co. LLC
5.875% 8/02/21	200,000	196,000
General Motors Co.
5.150% 4/01/38	40,000	28,929
5.950% 4/01/49	110,000	81,268
6.250% 10/02/43	300,000	236,910
General Motors Financial Co., Inc.
2.450% 11/06/20	110,000	106,742
3.450% 4/10/22	30,000	28,225
4.250% 5/15/23	10,000	9,043
4.375% 9/25/21	80,000	73,660
		1,098,604

	Principal Amount	Value
Banks — 10.3%
ABN AMRO Bank NV
4.750% 7/28/25 (c)	$260,000	$260,335
Banco Santander SA
3 mo. USD LIBOR + 1.120% 2.968% FRN 4/12/23	200,000	192,203
3.848% 4/12/23	400,000	402,042
4.379% 4/12/28	200,000	201,883
Bank of America Corp.
3 mo. USD LIBOR + .790% 3.004% VRN 12/20/23	270,000	275,453
3.300% 1/11/23	90,000	93,244
3 mo. USD LIBOR + 1.040% 3.419% VRN 12/20/28	570,000	587,977
3.500% 4/19/26	290,000	308,023
3 mo. USD LIBOR + .780% 3.550% VRN 3/05/24	470,000	488,851
3 mo. USD LIBOR + 1.370% 3.593% VRN 7/21/28	1,920,000	1,963,352
3 mo. USD LIBOR + 1.070% 3.970% VRN 3/05/29	600,000	626,602
3 mo. USD LIBOR + 1.210% 3.974% VRN 2/07/30	630,000	679,096
4.000% 4/01/24	270,000	286,169
4.000% 1/22/25	270,000	284,146
3 mo. USD LIBOR + 3.150% 4.083% VRN 3/20/51	1,150,000	1,316,388
4.125% 1/22/24	290,000	306,494
4.200% 8/26/24	380,000	404,174
3 mo. USD LIBOR + 1.520% 4.330% VRN 3/15/50	250,000	294,792
4.450% 3/03/26	50,000	53,852
5.000% 1/21/44	1,010,000	1,283,235
3 mo. USD LIBOR + 3.705% 6.250% VRN (d)	170,000	172,550
Bank of Montreal 5 year USD Swap + 1.432%
3.803% VRN 12/15/32	90,000	87,417
Barclays PLC
3 mo. USD LIBOR + 1.902% 4.972% VRN 5/16/29	230,000	245,981
3 mo. USD LIBOR + 3.054% 5.088% VRN 6/20/30	1,210,000	1,264,452
BNP Paribas SA
3.375% 1/09/25 (c)	240,000	237,893
5 year USD Swap + 1.483% 4.375% VRN 3/01/33 (c)	220,000	240,589
4.400% 8/14/28 (c)	1,120,000	1,194,438
4.625% 3/13/27 (c)	260,000	270,630
3 mo. USD LIBOR + 2.235% 4.705% VRN 1/10/25 (c)	880,000	916,827

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3 mo. USD LIBOR + 2.567% 5.198% VRN 1/10/30 (c)	$640,000	$706,426
Citigroup, Inc.
3 mo. USD LIBOR + 1.151% 3.520% VRN 10/27/28	1,400,000	1,400,556
3 mo. USD LIBOR + 1.338% 3.980% VRN 3/20/30	710,000	756,640
3 mo. USD LIBOR + 1.192% 4.075% VRN 4/23/29	750,000	783,212
4.125% 7/25/28	360,000	368,371
4.300% 11/20/26	670,000	700,905
4.400% 6/10/25	340,000	355,498
SOFR + 3.914% 4.412% VRN 3/31/31	410,000	450,458
4.450% 9/29/27	480,000	501,132
4.650% 7/30/45	441,000	504,469
4.650% 7/23/48	70,000	84,150
4.750% 5/18/46	40,000	44,745
5.300% 5/06/44	16,000	18,787
5.500% 9/13/25	170,000	186,157
3 mo. USD LIBOR + 3.905% 5.950% VRN (d)	470,000	455,312
3 mo. USD LIBOR + 4.068% 5.950% VRN (d)	100,000	96,902
3 mo. USD LIBOR + 3.423% 6.300% VRN (d)	60,000	56,715
6.625% 6/15/32	20,000	24,076
8.125% 7/15/39	310,000	486,250
Cooperatieve Rabobank UA
4.375% 8/04/25	1,380,000	1,413,404
4.625% 12/01/23	250,000	258,456
5.250% 8/04/45	295,000	358,006
Credit Agricole SA 5 year USD Swap + 1.644%
4.000% VRN 1/10/33 (c)	790,000	795,243
Credit Suisse Group AG SOFR + 3.730%
4.194% VRN 4/01/31 (c) (e)	250,000	256,003
Credit Suisse Group Funding Guernsey Ltd.
4.550% 4/17/26	500,000	523,805
Danske Bank A/S
3 mo. USD LIBOR + 1.249% 3.001% VRN 9/20/22 (c)	420,000	418,112
5.000% 1/12/22 (c)	740,000	759,860
5.375% 1/12/24 (c)	610,000	628,941
Goldman Sachs Capital II 3 mo. USD LIBOR + .768%
4.000% VRN (d)	18,000	13,140
The Goldman Sachs Group, Inc.
3.200% 2/23/23	300,000	305,585

	Principal Amount	Value
3.500% 11/16/26	$200,000	$202,958
3.625% 2/20/24	1,270,000	1,324,237
3 mo. USD LIBOR + 1.510% 3.691% VRN 6/05/28	1,740,000	1,786,564
3.850% 7/08/24	90,000	93,835
4.000% 3/03/24	100,000	104,519
3 mo. USD LIBOR + 1.301% 4.223% VRN 5/01/29	490,000	521,478
4.250% 10/21/25	260,000	268,013
4.750% 10/21/45	480,000	569,064
5.150% 5/22/45	1,000,000	1,154,707
5.250% 7/27/21	100,000	103,207
6.000% 6/15/20	290,000	291,746
6.250% 2/01/41	770,000	1,036,366
6.750% 10/01/37	80,000	105,901
HSBC Holdings PLC
3.400% 3/08/21	490,000	492,694
3 mo. USD LIBOR + 1.610% 3.973% VRN 5/22/30	1,220,000	1,249,688
4.250% 8/18/25	330,000	340,753
4.300% 3/08/26	500,000	531,024
3 mo. USD LIBOR + 1.535% 4.583% VRN 6/19/29	730,000	773,544
4.950% 3/31/30	200,000	218,400
5 year USD ICE Swap + 3.453% 6.250% VRN (d) (f)	270,000	250,088
6.500% 9/15/37	300,000	360,727
5 year USD ICE Swap + 3.606% 6.500% VRN (d)	480,000	448,800
Intesa Sanpaolo SpA
3.125% 7/14/22 (c)	300,000	286,229
3.375% 1/12/23 (c)	550,000	523,248
5.017% 6/26/24 (c)	900,000	881,548
5.710% 1/15/26 (c)	200,000	194,815
JP Morgan Chase & Co.
3 mo. USD LIBOR + .945% 3.509% VRN 1/23/29	780,000	803,029
3.625% 5/13/24	80,000	83,419
3.875% 9/10/24	300,000	316,336
3 mo. USD LIBOR + 1.000% 4.023% VRN 12/05/24	940,000	996,002
3 mo. USD LIBOR + 1.260% 4.203% VRN 7/23/29	310,000	340,209
4.250% 10/01/27	70,000	76,204
4.350% 8/15/21	40,000	41,024
3 mo. USD LIBOR + 1.330% 4.452% VRN 12/05/29	1,190,000	1,339,154
4.950% 6/01/45	290,000	363,209
Lloyds Banking Group PLC
3.900% 3/12/24	580,000	586,944

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.375% 3/22/28	$200,000	$213,099
4.550% 8/16/28	370,000	385,198
Mitsubishi UFJ Financial Group, Inc.
2.998% 2/22/22	160,000	163,030
Morgan Stanley
SOFR + 1.143% 2.699% VRN 1/22/31	580,000	567,077
SOFR + 3.120% 3.622% VRN 4/01/31	990,000	1,035,481
3 mo. USD LIBOR + 1.140% 3.772% VRN 1/24/29	820,000	863,855
3 mo. USD LIBOR + 1.628% 4.431% VRN 1/23/30	10,000	11,102
5.500% 7/24/20	200,000	201,889
SOFR + 4.840% 5.597% VRN 3/24/51	90,000	124,821
Nordea Bank AB
4.875% 5/13/21 (c)	390,000	397,182
Royal Bank of Canada
2.150% 10/26/20	240,000	239,879
3.200% 4/30/21	270,000	273,220
Royal Bank of Scotland Group PLC
3 mo. USD LIBOR + 1.762% 4.269% VRN 3/22/25	430,000	447,900
3 mo. USD LIBOR + 1.550% 4.519% VRN 6/25/24	200,000	201,388
5.125% 5/28/24	400,000	409,644
6.000% 12/19/23	240,000	251,585
6.100% 6/10/23	790,000	817,486
6.125% 12/15/22	110,000	113,624
Santander Holdings USA, Inc.
4.500% 7/17/25	50,000	51,010
Sumitomo Mitsui Financial Group, Inc.
2.058% 7/14/21	230,000	228,134
Svenska Handelsbanken AB
3.350% 5/24/21	250,000	253,004
The Toronto Dominion Bank
3.250% 6/11/21	330,000	336,820
UBS Group AG
3.491% 5/23/23 (c)	500,000	505,490
4.125% 9/24/25 (c)	210,000	218,132
4.253% 3/23/28 (c)	800,000	838,417
5 year USD Swap + 4.344% 7.000% VRN (c) (d)	1,050,000	987,000
UniCredit SpA
6.572% 1/14/22 (c)	640,000	652,011
US Bank NA/Cincinnati OH
3.150% 4/26/21	270,000	272,275

	Principal Amount	Value
Wachovia Capital Trust III 3 mo. USD LIBOR + .930%
5.570% VRN (d)	$630,000	$611,100
Wells Fargo & Co.
3 mo. USD LIBOR + 1.170% 2.879% VRN 10/30/30	150,000	148,574
3.000% 10/23/26	350,000	357,750
3.450% 2/13/23	120,000	123,131
3.750% 1/24/24	270,000	285,343
4.150% 1/24/29	630,000	689,095
4.300% 7/22/27	530,000	564,552
4.400% 6/14/46	180,000	193,312
3 mo. USD LIBOR + 3.770% 4.478% VRN 4/04/31	210,000	237,709
4.480% 1/16/24	991,000	1,039,875
4.600% 4/01/21	40,000	40,868
4.650% 11/04/44	400,000	438,841
4.750% 12/07/46	590,000	652,096
4.900% 11/17/45	880,000	1,003,224
3 mo. USD LIBOR + 4.240% 5.013% VRN 4/04/51	2,540,000	3,243,077
5.375% 11/02/43	110,000	128,949
3 mo. USD LIBOR + 3.990% 5.875% VRN (d)	50,000	50,750
Westpac Banking Corp.
2.300% 5/26/20	50,000	49,947
2.600% 11/23/20	280,000	280,288
		68,908,321
Beverages — 0.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.650% 2/01/26	790,000	828,301
4.900% 2/01/46	600,000	653,498
Anheuser-Busch InBev Finance, Inc.
3.300% 2/01/23	189,000	194,547
Anheuser-Busch InBev Worldwide, Inc.
2.500% 7/15/22	64,000	64,211
4.000% 4/13/28	90,000	94,887
4.150% 1/23/25	110,000	118,086
4.750% 1/23/29	930,000	1,026,580
5.550% 1/23/49	470,000	552,436
The Coca-Cola Co.
4.125% 3/25/40	60,000	73,127
4.200% 3/25/50	310,000	404,850
Diageo Capital PLC
4.828% 7/15/20	200,000	201,505
Diageo Investment Corp.
2.875% 5/11/22	150,000	151,229

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Molson Coors Beverage Co.
3.000% 7/15/26	$80,000	$75,580
3.500% 5/01/22	30,000	29,991
4.200% 7/15/46	80,000	71,512
PepsiCo, Inc.
2.875% 10/15/49	100,000	103,447
3.875% 3/19/60	80,000	100,672
4.000% 3/05/42	50,000	54,909
Pernod Ricard SA
4.450% 1/15/22 (c)	250,000	256,859
		5,056,227
Biotechnology — 0.1%
Amgen, Inc.
2.125% 5/01/20	60,000	59,964
3.625% 5/22/24	30,000	31,443
4.663% 6/15/51	34,000	42,754
Gilead Sciences, Inc.
2.550% 9/01/20	80,000	80,239
3.700% 4/01/24	210,000	220,253
4.500% 2/01/45	10,000	12,155
4.750% 3/01/46	200,000	255,404
		702,212
Building Materials — 0.2%
Carrier Global Corp.
1.923% 2/15/23 (c)	100,000	98,449
2.242% 2/15/25 (c)	230,000	223,430
2.493% 2/15/27 (c)	50,000	47,694
2.722% 2/15/30 (c)	450,000	414,645
3.377% 4/05/40 (c)	150,000	131,513
3.577% 4/05/50 (c)	160,000	137,051
		1,052,782
Chemicals — 0.2%
Equate Petrochemical BV
4.250% 11/03/26 (c)	430,000	408,534
OCP SA
4.500% 10/22/25 (c)	330,000	311,459
Syngenta Finance NV
3.933% 4/23/21 (c)	400,000	376,931
		1,096,924
Commercial Services — 0.2%
Cintas Corp. No 2
2.900% 4/01/22	160,000	160,033
3.700% 4/01/27	260,000	267,026
DP World PLC
5.625% 9/25/48 (c)	560,000	467,640
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.750% 4/15/26 (c)	210,000	205,800

	Principal Amount	Value
United Rentals North America, Inc.
3.875% 11/15/27	$60,000	$56,700
4.875% 1/15/28	150,000	145,500
5.500% 7/15/25	70,000	68,600
5.875% 9/15/26	90,000	91,152
6.500% 12/15/26	40,000	40,600
		1,503,051
Computers — 0.4%
Apple, Inc.
1.550% 8/04/21	10,000	10,062
2.450% 8/04/26	800,000	838,005
Dell International LLC/EMC Corp.
4.420% 6/15/21 (c)	970,000	969,787
International Business Machines Corp.
3.000% 5/15/24	910,000	958,709
		2,776,563
Cosmetics & Personal Care — 0.1%
The Procter & Gamble Co.
3.000% 3/25/30	160,000	177,714
3.550% 3/25/40	160,000	186,609
3.600% 3/25/50	230,000	282,626
		646,949
Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.500% 5/15/21	160,000	146,785
5.000% 10/01/21	150,000	138,632
American Express Credit Corp.
2.375% 5/26/20	280,000	279,989
GE Capital International Funding Co. Unlimited Co.
2.342% 11/15/20	215,000	211,385
4.418% 11/15/35	380,000	405,491
ILFC E-Capital Trust II
3.570% VRN 12/21/65 (c) (g)	10,000	4,000
International Lease Finance Corp.
5.875% 8/15/22	70,000	64,438
8.625% 1/15/22	180,000	179,295
KKR Group Finance Co. II LLC
5.500% 2/01/43 (c)	20,000	22,011
Park Aerospace Holdings Ltd.
4.500% 3/15/23 (c)	10,000	8,674
5.250% 8/15/22 (c)	230,000	207,832
5.500% 2/15/24 (c)	50,000	43,025
Visa, Inc.
3.150% 12/14/25	720,000	784,193
4.300% 12/14/45	260,000	327,417
		2,823,167

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Electric — 0.6%
Consolidated Edison Co. of New York, Inc.
3.350% 4/01/30	$120,000	$123,487
3.950% 4/01/50	80,000	84,090
Duke Energy Corp.
3.750% 4/15/24	100,000	102,994
Duke Energy Ohio, Inc.
3.650% 2/01/29	440,000	471,627
Exelon Corp.
5.625% 6/15/35	290,000	332,713
FirstEnergy Corp.
3.900% 7/15/27	710,000	721,238
4.250% 3/15/23	310,000	316,641
4.850% 7/15/47	240,000	262,343
7.375% 11/15/31	1,460,000	1,902,015
		4,317,148
Environmental Controls — 0.2%
Republic Services, Inc.
2.500% 8/15/24	230,000	231,831
Waste Management, Inc.
3.200% 6/15/26	140,000	145,672
3.450% 6/15/29	210,000	215,314
3.500% 5/15/24	90,000	93,487
4.000% 7/15/39	140,000	152,157
4.150% 7/15/49	200,000	229,668
4.600% 3/01/21	30,000	29,842
		1,097,971
Foods — 0.3%
Danone SA
2.077% 11/02/21 (c)	250,000	250,288
2.589% 11/02/23 (c)	310,000	307,261
2.947% 11/02/26 (c)	550,000	549,089
Kraft Heinz Foods Co.
3.000% 6/01/26	170,000	165,168
3.950% 7/15/25	60,000	59,711
4.875% 2/15/25 (c)	29,000	29,065
Mars, Inc.
2.700% 4/01/25 (c)	240,000	246,723
3.200% 4/01/30 (c)	140,000	146,132
WM Wrigley Jr. Co.
3.375% 10/21/20 (c)	10,000	9,939
		1,763,376
Health Care – Products — 0.2%
Abbott Laboratories
3.750% 11/30/26	119,000	132,804
4.750% 11/30/36	140,000	178,393
4.900% 11/30/46	360,000	491,293

	Principal Amount	Value
Medtronic, Inc.
3.500% 3/15/25	$194,000	$208,682
4.625% 3/15/45	28,000	37,395
		1,048,567
Health Care – Services — 0.5%
Aetna, Inc.
2.800% 6/15/23	40,000	40,065
Anthem, Inc.
2.950% 12/01/22	330,000	337,450
3.125% 5/15/22	50,000	50,869
3.350% 12/01/24	120,000	122,163
3.650% 12/01/27	140,000	144,445
3.700% 8/15/21	70,000	71,423
CommonSpirit Health
4.350% 11/01/42	20,000	19,579
Fresenius Medical Care US Finance II, Inc.
4.125% 10/15/20 (c)	50,000	49,676
4.750% 10/15/24 (c)	70,000	70,878
5.875% 1/31/22 (c)	50,000	51,820
HCA, Inc.
4.500% 2/15/27	40,000	41,154
4.750% 5/01/23	250,000	256,125
5.000% 3/15/24	50,000	51,769
5.250% 6/15/26	60,000	62,926
5.375% 2/01/25	30,000	30,675
5.375% 9/01/26	40,000	41,200
5.500% 6/15/47	130,000	141,266
5.625% 9/01/28	20,000	20,934
Humana, Inc.
3.150% 12/01/22	40,000	39,918
3.950% 3/15/27	190,000	192,774
4.625% 12/01/42	70,000	76,882
4.800% 3/15/47	10,000	11,143
4.950% 10/01/44	60,000	68,106
UnitedHealth Group, Inc.
2.700% 7/15/20	250,000	250,024
2.875% 12/15/21	160,000	163,085
3.700% 8/15/49	120,000	132,943
3.750% 7/15/25	50,000	54,033
3.875% 12/15/28	110,000	123,369
3.875% 8/15/59	210,000	230,776
4.250% 6/15/48	200,000	235,797
5.800% 3/15/36	70,000	91,168
		3,274,435
Home Builders — 0.1%
Lennar Corp.
4.500% 4/30/24	120,000	117,600

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.750% 11/29/27	$190,000	$189,525
5.000% 6/15/27	20,000	18,300
NVR, Inc.
3.950% 9/15/22	100,000	100,041
Toll Brothers Finance Corp.
4.375% 4/15/23	110,000	104,500
		529,966
Housewares — 0.0%
Newell Brands, Inc.
4.100% STEP 4/01/23	113,000	114,689
Insurance — 0.3%
Ambac Assurance Corp.
5.100% 6/07/20 (c)	4,362	6,019
Ambac LSNI LLC 3 mo. USD LIBOR + 5.000%
6.450% FRN 2/12/23 (c)	17,156	16,298
American International Group, Inc.
6.250% 3/15/87	234,000	187,200
Berkshire Hathaway Finance Corp.
4.250% 1/15/49	550,000	676,356
Brighthouse Financial, Inc.
4.700% 6/22/47	30,000	23,391
Chubb INA Holdings, Inc.
2.300% 11/03/20	70,000	70,075
3.350% 5/03/26	120,000	127,059
MetLife Capital Trust IV
7.875% 12/15/67 (c)	200,000	232,000
MetLife, Inc.
6.400% 12/15/66	190,000	198,285
Teachers Insurance & Annuity Association of America
4.900% 9/15/44 (c)	200,000	227,298
6.850% 12/16/39 (c)	22,000	30,539
Voya Financial, Inc.
5.700% 7/15/43	160,000	185,802
		1,980,322
Internet — 0.2%
Amazon.com, Inc.
3.150% 8/22/27	470,000	514,156
3.875% 8/22/37	160,000	191,131
4.050% 8/22/47	210,000	273,615
4.950% 12/05/44	180,000	253,891
Prosus NV
4.850% 7/06/27 (c)	430,000	410,603
		1,643,396
Iron & Steel — 0.2%
ArcelorMittal SA
3.600% 7/16/24	370,000	337,247

	Principal Amount	Value
4.550% 3/11/26	$220,000	$197,294
6.125% 6/01/25	480,000	475,155
7.000% STEP 10/15/39	60,000	61,001
Vale Overseas Ltd.
6.875% 11/21/36	174,000	193,229
		1,263,926
Leisure Time — 0.0%
VOC Escrow Ltd.
5.000% 2/15/28 (c)	210,000	153,541
Lodging — 0.2%
Las Vegas Sands Corp.
3.200% 8/08/24	680,000	613,752
Sands China Ltd.
4.600% 8/08/23	200,000	204,498
5.125% 8/08/25	750,000	719,033
		1,537,283
Machinery – Diversified — 0.1%
Deere & Co.
3.100% 4/15/30	60,000	63,507
3.750% 4/15/50	210,000	239,722
Otis Worldwide Corp.
2.056% 4/05/25 (c)	140,000	136,827
2.293% 4/05/27 (c)	150,000	143,400
2.565% 2/15/30 (c)	450,000	437,354
		1,020,810
Media — 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.500% 5/01/32 (c)	150,000	146,280
Charter Communications Operating LLC/Charter Communications Operating Capital
3.579% 7/23/20	300,000	299,067
4.200% 3/15/28	720,000	736,293
4.800% 3/01/50	100,000	104,057
4.908% 7/23/25	340,000	360,942
5.050% 3/30/29	510,000	551,310
5.375% 4/01/38	480,000	517,561
5.750% 4/01/48	470,000	532,925
6.484% 10/23/45	160,000	193,011
6.834% 10/23/55	60,000	70,813
Comcast Corp.
3.150% 3/01/26	130,000	136,233
3.250% 11/01/39	30,000	30,968
3.375% 8/15/25	170,000	180,507
3.400% 4/01/30	180,000	195,102
3.400% 7/15/46	30,000	32,415
3.450% 2/01/50	250,000	273,901

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.750% 4/01/40	$40,000	$45,156
3.950% 10/15/25	170,000	184,848
3.999% 11/01/49	55,000	64,874
4.000% 3/01/48	50,000	58,997
4.150% 10/15/28	1,460,000	1,639,308
4.200% 8/15/34	160,000	182,705
4.250% 10/15/30	430,000	500,468
4.250% 1/15/33	20,000	23,366
4.700% 10/15/48	40,000	51,820
6.500% 11/15/35	200,000	291,504
DISH DBS Corp.
5.875% 11/15/24	390,000	379,275
7.750% 7/01/26	50,000	51,375
Fox Corp.
5.476% 1/25/39	90,000	104,295
5.576% 1/25/49	230,000	275,075
Time Warner Cable, Inc.
4.125% 2/15/21	140,000	140,414
6.550% 5/01/37	10,000	11,219
6.750% 6/15/39	120,000	135,887
7.300% 7/01/38	210,000	257,725
Time Warner Entertainment Co. LP
8.375% 7/15/33	20,000	27,523
ViacomCBS, Inc.
3.875% 4/01/24	30,000	29,356
4.250% 9/01/23	50,000	50,989
The Walt Disney Co.
6.200% 12/15/34	20,000	27,751
6.650% 11/15/37	120,000	172,903
		9,068,218
Mining — 0.9%
Alcoa Nederland Holding BV
6.750% 9/30/24 (c)	240,000	232,728
Anglo American Capital PLC
3.625% 9/11/24 (c)	560,000	526,916
3.750% 4/10/22 (c)	200,000	194,899
4.750% 4/10/27 (c)	470,000	458,820
Barrick Gold Corp.
5.250% 4/01/42	80,000	94,378
Barrick North America Finance LLC
5.700% 5/30/41	180,000	221,541
5.750% 5/01/43	210,000	268,961
BHP Billiton Finance USA Ltd.
2.875% 2/24/22	20,000	19,225
5.000% 9/30/43	300,000	387,557
5 year USD Swap + 5.093% 6.750% VRN 10/19/75 (c)	500,000	530,130
Freeport-McMoRan, Inc.
3.550% 3/01/22	99,000	95,659

	Principal Amount	Value
3.875% 3/15/23	$10,000	$9,450
4.550% 11/14/24	10,000	9,420
5.450% 3/15/43	216,000	193,320
Glencore Funding LLC
2.875% 4/16/20 (c)	80,000	79,995
3.875% 10/27/27 (c)	140,000	124,857
4.000% 3/27/27 (c)	1,440,000	1,312,496
4.125% 5/30/23 (c)	130,000	119,777
4.125% 3/12/24 (c)	460,000	422,863
Southern Copper Corp.
5.250% 11/08/42	870,000	880,335
Teck Resources Ltd.
6.000% 8/15/40	20,000	17,146
		6,200,473
Miscellaneous - Manufacturing — 0.6%
3M Co.
2.375% 8/26/29	250,000	250,903
3.050% 4/15/30	60,000	62,510
3.700% 4/15/50	170,000	192,140
Eaton Corp.
2.750% 11/02/22	570,000	569,486
4.150% 11/02/42	110,000	121,803
General Electric Co.
4.375% 9/16/20	60,000	60,035
5.300% 2/11/21	75,000	75,917
4.650% 10/17/21	170,000	172,968
6.750% 3/15/32	210,000	249,378
6.150% 8/07/37	330,000	376,332
5.875% 1/14/38	286,000	329,518
6.875% 1/10/39	1,406,000	1,739,348
		4,200,338
Oil & Gas — 3.1%
Apache Corp.
4.250% 1/15/44	570,000	246,809
4.375% 10/15/28	1,060,000	566,254
4.750% 4/15/43	170,000	75,226
5.100% 9/01/40	460,000	203,190
6.000% 1/15/37	17,000	9,502
BP Capital Markets America, Inc.
3.000% 2/24/50	740,000	687,398
3.119% 5/04/26	290,000	291,944
3.410% 2/11/26	270,000	269,779
3.588% 4/14/27	330,000	328,176
BP Capital Markets PLC
3.506% 3/17/25	550,000	570,100
3.535% 11/04/24	110,000	113,125
3.561% 11/01/21	20,000	20,165

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Cimarex Energy Co.
3.900% 5/15/27	$730,000	$488,823
4.375% 3/15/29	360,000	241,046
CNOOC Finance USA LLC
3.500% 5/05/25	1,040,000	1,094,857
Concho Resources, Inc.
3.750% 10/01/27	140,000	118,734
4.300% 8/15/28	1,060,000	915,372
ConocoPhillips Holding Co.
6.950% 4/15/29	125,000	153,851
Continental Resources, Inc.
3.800% 6/01/24	210,000	108,024
4.375% 1/15/28	240,000	110,937
4.500% 4/15/23	630,000	349,879
Devon Energy Corp.
4.750% 5/15/42	10,000	5,990
5.000% 6/15/45	960,000	613,623
5.600% 7/15/41	460,000	283,040
5.850% 12/15/25	220,000	173,868
Diamondback Energy, Inc.
3.250% 12/01/26	10,000	7,056
3.500% 12/01/29	170,000	115,587
5.375% 5/31/25	180,000	132,714
Ecopetrol SA
5.875% 5/28/45	1,300,000	1,151,813
EOG Resources, Inc.
3.900% 4/01/35	340,000	342,061
4.150% 1/15/26	120,000	122,825
Exxon Mobil Corp.
2.992% 3/19/25	310,000	328,331
3.043% 3/01/26	210,000	222,007
3.482% 3/19/30	310,000	342,375
4.114% 3/01/46	520,000	614,725
KazMunayGas National Co. JSC
5.375% 4/24/30 (c)	200,000	196,000
Noble Energy, Inc.
3.850% 1/15/28	590,000	417,324
4.950% 8/15/47	70,000	40,767
5.250% 11/15/43	120,000	70,497
Oasis Petroleum, Inc.
6.875% 3/15/22	20,000	3,950
6.875% 1/15/23	30,000	6,150
Occidental Petroleum Corp.
2.600% 8/13/21	220,000	172,985
2.700% 8/15/22	310,000	221,044
2.900% 8/15/24	530,000	290,082
3.000% 2/15/27	130,000	60,259
3.125% 2/15/22	120,000	87,589
3.200% 8/15/26	300,000	143,782

	Principal Amount	Value
3.400% 4/15/26	$170,000	$81,896
3.500% 8/15/29	220,000	103,957
4.100% 2/15/47	580,000	244,701
4.200% 3/15/48	120,000	51,425
4.400% 4/15/46	50,000	21,173
4.625% 6/15/45	80,000	33,907
4.850% 3/15/21	311,000	261,082
5.550% 3/15/26	560,000	296,188
6.450% 9/15/36	240,000	114,959
6.600% 3/15/46	630,000	294,016
6.950% 7/01/24	230,000	129,323
7.875% 9/15/31	160,000	84,910
Petrobras Global Finance BV
5.299% 1/27/25	1,891,000	1,801,177
5.999% 1/27/28	900,000	871,650
6.125% 1/17/22	89,000	88,777
6.250% 3/17/24	332,000	328,348
7.375% 1/17/27	260,000	266,443
Petroleos Mexicanos
6.375% 1/23/45	220,000	139,128
6.625% 6/15/35	763,000	522,960
6.875% 8/04/26	160,000	122,000
Range Resources Corp.
4.875% 5/15/25	60,000	35,700
5.000% 3/15/23	270,000	197,100
5.875% 7/01/22	4,000	2,880
Shell International Finance BV
2.875% 5/10/26	380,000	391,530
4.000% 5/10/46	310,000	344,229
4.375% 5/11/45	190,000	219,473
4.550% 8/12/43	100,000	115,994
Sinopec Group Overseas Development 2014 Ltd.
4.375% 4/10/24 (c)	330,000	351,059
WPX Energy, Inc.
4.500% 1/15/30	40,000	21,720
5.250% 10/15/27	50,000	27,500
8.250% 8/01/23	30,000	22,050
		20,716,890
Oil & Gas Services — 0.1%
Halliburton Co.
3.800% 11/15/25	15,000	14,157
4.850% 11/15/35	30,000	23,254
5.000% 11/15/45	500,000	386,195
Schlumberger Holdings Corp.
3.900% 5/17/28 (c)	51,000	47,382
		470,988

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Packaging & Containers — 0.0%
WestRock RKT LLC
4.000% 3/01/23	$30,000	$28,905
Pharmaceuticals — 2.9%
AbbVie, Inc.
2.300% 11/21/22 (c)	1,310,000	1,311,026
2.600% 11/21/24 (c)	1,120,000	1,130,819
2.900% 11/06/22	80,000	80,872
2.950% 11/21/26 (c)	260,000	261,193
3.200% 11/21/29 (c)	850,000	853,492
3.600% 5/14/25	130,000	136,423
4.250% 11/21/49 (c)	50,000	53,117
Allergan Funding SCS
3.450% 3/15/22	30,000	31,150
3.800% 3/15/25	180,000	184,292
4.550% 3/15/35	90,000	98,988
Becton Dickinson and Co.
3.363% 6/06/24	750,000	749,720
3.734% 12/15/24	65,000	66,631
4.685% 12/15/44	40,000	42,032
Bristol-Myers Squibb Co.
2.250% 8/15/21 (c)	240,000	241,407
2.600% 5/16/22 (c)	350,000	357,578
2.900% 7/26/24 (c)	700,000	741,828
3.200% 6/15/26 (c)	520,000	552,028
3.400% 7/26/29 (c)	250,000	275,918
3.550% 8/15/22 (c)	40,000	42,165
3.625% 5/15/24 (c)	40,000	42,267
3.875% 8/15/25 (c)	10,000	11,454
5.000% 8/15/45 (c)	640,000	855,847
5.250% 8/15/43 (c)	70,000	95,080
Cigna Corp.
3.400% 9/17/21	210,000	213,942
3.750% 7/15/23	379,000	389,661
4.125% 11/15/25	160,000	171,148
4.375% 10/15/28	1,230,000	1,320,029
CVS Health Corp.
2.750% 12/01/22	120,000	120,837
3.350% 3/09/21	101,000	101,552
3.625% 4/01/27	90,000	91,554
3.700% 3/09/23	740,000	768,614
3.750% 4/01/30	250,000	257,414
3.875% 7/20/25	124,000	130,263
4.100% 3/25/25	310,000	327,928
4.125% 4/01/40	120,000	121,180
4.250% 4/01/50	30,000	31,140
4.300% 3/25/28	2,640,000	2,823,859
5.050% 3/25/48	710,000	811,195

	Principal Amount	Value
5.125% 7/20/45	$350,000	$402,714
CVS Pass-Through Trust
5.298% 1/11/27 (c)	7,035	7,838
5.880% 1/10/28	81,322	94,555
6.036% 12/10/28	71,975	78,106
6.943% 1/10/30	63,136	78,649
GlaxoSmithKline Capital PLC
2.850% 5/08/22	20,000	20,532
Johnson & Johnson
3.625% 3/03/37	690,000	776,575
Pfizer, Inc.
2.625% 4/01/30	230,000	241,837
Teva Pharmaceutical Finance Co. BV
2.950% 12/18/22	160,000	146,691
3.650% 11/10/21	30,000	28,607
Teva Pharmaceutical Finance IV BV
3.650% 11/10/21	160,000	153,893
Teva Pharmaceutical Finance Netherlands III BV
2.200% 7/21/21	590,000	563,556
2.800% 7/21/23	420,000	383,246
3.150% 10/01/26	270,000	227,434
7.125% 1/31/25 (c)	390,000	386,100
		19,485,976
Pipelines — 1.6%
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.125% 11/15/22 (c)	150,000	112,500
Cameron LNG LLC
2.902% 7/15/31 (c)	110,000	96,400
3.302% 1/15/35 (c)	600,000	519,270
DCP Midstream Operating LP
6.450% 11/03/36 (c)	70,000	33,579
El Paso Natural Gas Co. LLC
8.375% 6/15/32	289,000	337,433
Energy Transfer LP/Regency Energy Finance Corp.
4.500% 11/01/23	30,000	26,974
5.875% 3/01/22	100,000	93,937
Energy Transfer Operating LP
2.900% 5/15/25	360,000	301,025
3.750% 5/15/30	870,000	670,415
4.950% 6/15/28	50,000	41,358
5.250% 4/15/29	180,000	149,268
6.250% 4/15/49	80,000	68,557
5 year CMT + 5.134% 6.750% VRN (d)	120,000	73,200
Enterprise Products Operating LLC
3.700% 1/31/51	10,000	8,819

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.150% 10/16/28	$2,600,000	$2,591,140
5.700% 2/15/42	40,000	42,336
Kinder Morgan Energy Partners LP
3.500% 3/01/21	110,000	108,580
3.500% 9/01/23	120,000	118,789
5.500% 3/01/44	30,000	29,793
Kinder Morgan, Inc.
4.300% 6/01/25	230,000	234,704
4.300% 3/01/28	140,000	137,280
5.200% 3/01/48	20,000	19,815
5.550% 6/01/45	100,000	101,923
MPLX LP
4.500% 4/15/38	420,000	327,955
4.700% 4/15/48	620,000	479,889
4.800% 2/15/29	320,000	281,797
4.875% 12/01/24	150,000	122,475
5.500% 2/15/49	250,000	210,836
Southern Natural Gas Co. LLC
8.000% 3/01/32	248,000	297,895
Sunoco Logistics Partners Operations LP
5.300% 4/01/44	20,000	15,727
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.500% 3/01/30 (c)	150,000	115,860
Tennessee Gas Pipeline Co. LLC
2.900% 3/01/30 (c)	780,000	658,891
Transcontinental Gas Pipe Line Co. LLC
7.850% 2/01/26	60,000	68,312
Western Midstream Operating LP
3 mo. USD LIBOR + .850% 2.698% FRN 1/13/23	90,000	47,475
3.100% STEP 2/01/25	240,000	122,339
4.050% STEP 2/01/30	1,080,000	470,169
5.250% 2/01/50	230,000	95,306
5.500% 8/15/48	20,000	7,764
The Williams Cos., Inc.
3.750% 6/15/27	440,000	403,055
7.500% 1/15/31	330,000	383,442
7.750% 6/15/31	580,000	616,309
		10,642,591
Real Estate Investment Trusts (REITS) — 0.1%
GLP Capital LP/GLP Financing II, Inc.
5.250% 6/01/25	10,000	9,250
5.375% 4/15/26	40,000	35,456
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.750% 9/17/24 (c)	220,000	209,603

	Principal Amount	Value
4.750% 9/17/44 (c)	$250,000	$229,240
		483,549
Retail — 0.4%
The Home Depot, Inc.
2.700% 4/15/30	200,000	203,363
3.300% 4/15/40	160,000	163,898
3.350% 4/15/50	230,000	240,305
3.900% 6/15/47	40,000	44,218
Lowe’s Cos., Inc.
4.500% 4/15/30	130,000	143,263
5.000% 4/15/40	60,000	68,399
5.125% 4/15/50	290,000	350,131
McDonald’s Corp.
3.500% 3/01/27	210,000	218,396
3.600% 7/01/30	190,000	199,487
3.700% 1/30/26	350,000	366,101
3.800% 4/01/28	110,000	116,468
4.200% 4/01/50	160,000	178,967
QVC, Inc.
5.950% 3/15/43	10,000	6,784
Walmart, Inc.
3.700% 6/26/28	560,000	628,455
		2,928,235
Semiconductors — 0.5%
Intel Corp.
3.700% 7/29/25	70,000	77,190
4.600% 3/25/40	130,000	159,196
4.750% 3/25/50	820,000	1,101,115
4.950% 3/25/60	280,000	386,524
NVIDIA Corp.
2.850% 4/01/30	150,000	156,542
3.500% 4/01/40	410,000	434,993
3.500% 4/01/50	640,000	695,892
3.700% 4/01/60	200,000	223,556
		3,235,008
Software — 0.7%
Microsoft Corp.
1.550% 8/08/21	360,000	362,504
2.400% 2/06/22	540,000	555,042
2.400% 8/08/26	1,620,000	1,719,771
2.700% 2/12/25	100,000	107,764
2.875% 2/06/24	380,000	404,295
3.300% 2/06/27	290,000	321,805
3.750% 2/12/45	400,000	481,561
3.950% 8/08/56	100,000	126,025
4.100% 2/06/37	170,000	204,921
salesforce.com, Inc.
3.250% 4/11/23	270,000	280,636

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.700% 4/11/28	$90,000	$99,634
		4,663,958
Telecommunications — 1.0%
AT&T, Inc.
3.000% 2/15/22	60,000	60,510
3.400% 5/15/25	580,000	603,316
4.250% 3/01/27	260,000	276,164
4.350% 6/15/45	390,000	411,857
6.250% 3/29/41	20,000	24,655
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.360% STEP 3/20/23 (c)	75,000	74,625
4.738% 9/20/29 (c)	220,000	224,400
Telefonica Emisiones SA
5.213% 3/08/47	150,000	168,114
Verizon Communications, Inc.
2.625% 8/15/26	300,000	309,734
3.000% 3/22/27	90,000	94,817
3.150% 3/22/30	230,000	247,745
3.376% 2/15/25	100,000	106,820
3.500% 11/01/24	160,000	170,223
3.875% 2/08/29	130,000	143,769
4.000% 3/22/50	120,000	141,916
4.125% 3/16/27	130,000	144,539
4.125% 8/15/46	180,000	208,146
4.329% 9/21/28	820,000	932,603
4.400% 11/01/34	270,000	315,128
4.500% 8/10/33	670,000	789,739
4.522% 9/15/48	240,000	307,255
4.862% 8/21/46	250,000	326,262
5.250% 3/16/37	170,000	215,920
5.500% 3/16/47	30,000	41,073
Vodafone Group PLC
4.375% 5/30/28	580,000	612,557
		6,951,887
Transportation — 0.3%
Union Pacific Corp.
2.150% 2/05/27	50,000	48,828
3.750% 7/15/25	190,000	204,151
3.750% 2/05/70	250,000	257,831
3.839% 3/20/60 (c)	600,000	626,225
3.950% 9/10/28	620,001	664,975
		1,802,010

	Principal Amount	Value
Trucking & Leasing — 0.0%
DAE Funding LLC
5.750% 11/15/23 (c)	$60,000	$55,800

TOTAL CORPORATE DEBT (Cost $209,792,310)		208,632,375

MUNICIPAL OBLIGATIONS — 0.1%
Health & Educational Facilities Authority of the State of Missouri, Revenue Bond
3.229% 5/15/50 (e)	280,000	288,865
Northeast Ohio Regional Sewer District, Revenue Bond
5.000% 11/15/43	50,000	55,540
State of California
General Obligation, 5.000% 4/01/42	70,000	74,006
General Obligation, 5.000% 11/01/43	50,000	56,060
		474,471

TOTAL MUNICIPAL OBLIGATIONS (Cost $453,256)		474,471

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.0%
Auto Floor Plan ABS — 0.2%
Ford Credit Floorplan Master, Series 2018-4, Class A,
4.060% 11/15/30	1,100,000	1,042,428
Automobile ABS — 0.1%
Hertz Vehicle Financing II LP, Series 2019-3A, Class A,
2.670% 12/26/25 (c)	750,000	668,238
Commercial MBS — 3.0%
Banc of America Merrill Lynch Trust, Series 2016-GG10, Class AJA,
5.825% VRN 8/10/45 (c) (g)	708,576	307,239
BANK, Series 2017-BNK4, Class XA,
1.421% VRN 5/15/50 (g)	3,678,613	255,624
BBCCRE Trust, Series 2015-GTP, Class E,
4.563% VRN 8/10/33 (c) (g)	1,020,000	821,938
BX Trust
Series 2018-IND, Class G, 1 mo. USD LIBOR + 2.050% 2.755% FRN 11/15/35 (c)	357,000	311,480
Series 2018-IND, Class H, 1 mo. USD LIBOR + 3.000% 3.705% FRN 11/15/35 (c)	1,533,000	1,226,585

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CD Mortgage Trust, Series 2017-CD3, Class A4,
3.631% 2/10/50	$400,000	$426,706
CHT Mortgage Trust, Series 2017-CSMO, Class A, 1 mo. USD LIBOR + .930%
1.635% FRN 11/15/36 (c)	460,000	420,969
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class AS,
3.571% 2/10/48	390,000	388,881
Credit Suisse Commercial Mortgage Trust, Series 2019-RIO Class A,
1.000% 12/15/22	2,500,000	2,254,195
Credit Suisse Mortgage Trust
Series 2017-LSTK, Class A, 2.761% 4/05/33 (c)	430,000	431,497
Series 2014-USA, Class A2, 3.953% 9/15/37 (c)	190,000	197,856
Series 2014-USA, Class F, 4.373% 9/15/37 (c)	230,000	156,208
Series 2014-USA, Class E, 4.373% 9/15/37 (c)	140,000	104,692
Series 2006-C5, Class AJ, 5.373% 12/15/39	92,328	36,931
Series 2017-CHOP, Class G, 1 mo. USD LIBOR + 5.350% 6.055% FRN 7/15/32 (c)	1,700,000	1,084,683
FREMF Mortgage Trust
Series 2012-K20, Class X2A, 0.200% 5/25/45 (c)	3,113,287	10,172
Series 2019-KF58, Class B, 1 mo. USD LIBOR + 2.150% 3.665% FRN 1/25/26 (c)	1,248,036	1,129,900
GS Mortgage Securities Trust
Series 2018-SRP5, Class A, 1 mo. USD LIBOR + 1.300% 2.005% FRN 9/15/31 (c)	1,350,000	1,217,047
Series 2015-GC30, Class AS, 3.777% VRN 5/10/50 (g)	280,000	283,275
Series 2006-GG8, Class AJ, 5.622% 11/10/39	85,275	52,871
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class XA, 0.750% VRN 4/15/47 (g)	1,317,139	25,204
Series 2014-C21, Class AS, 3.997% 8/15/47	250,000	254,225
Series 2015-C31, Class B, 4.620% VRN 8/15/48 (g)	160,000	155,080
Series 2013-C17, Class B, 4.892% VRN 1/15/47 (g)	30,000	30,480

	Principal Amount	Value
JPMCC Commercial Mortgage Securities Trust, Series 2019-BOLT, Class A, 1 mo. USD LIBOR + 1.150%
1.855% FRN 7/15/34 (c)	$871,158	$827,694
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class XA,
0.902% VRN 10/15/50 (g)	7,879,053	375,111
LSTAR Commercial Mortgage Trust, Series 2015-3, Class A3,
3.127% VRN 4/20/48 (c) (g)	229,837	230,477
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AJ,
5.853% VRN 9/12/49 (g)	38,958	16,362
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4,
3.306% 4/15/48	420,000	427,354
Morgan Stanley Capital I Trust
Series 2019-BPR, Class A, 1 mo. USD LIBOR + 1.400% 2.105% FRN 5/15/36 (c)	1,360,000	1,267,955
Series 2006-IQ12, Class AJ, 5.399% 12/15/43	17,775	11,909
Series 2007-IQ13, Class AJ, 5.438% 3/15/44	3,290	3,248
Natixis Commercial Mortgage Securities Trust
Series 2019-FAME, Class A, 3.047% 8/15/36 (c)	1,270,000	1,305,670
Series 2019-10K, Class E, 4.135% VRN 5/15/39 (c) (g)	1,710,000	1,305,194
Shops at Crystals Trust, Series 2016-CSTL, Class A,
3.126% 7/05/36 (c)	320,000	320,400
Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class A, 1 mo. USD LIBOR + .750%
1.755% FRN 11/11/34 (c)	267,326	241,063
UBS Commercial Mortgage Trust
Series 2017-C1, Class A4, 3.460% 6/15/50	170,000	174,864
Series 2017-C2, Class A4, 3.487% 8/15/50	570,000	595,710
Waterfall Commercial Mortgage Trust, Series 2015-SBC5, Class A,
4.104% VRN 9/14/22 (c) (g)	162,856	163,934
Wells Fargo Commercial Mortgage Trust
Series 2019-C52, Class XA, 1.623% VRN 8/15/52 (g)	5,908,425	597,493

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2015-NXSI, Class AS, 3.406% 5/15/48	$190,000	$189,310
Series 2013-LC12, Class B, 4.283% VRN 7/15/46 (g)	140,000	134,534
WFRBS Commercial Mortgage Trust
Series 2014-C24, Class AS, 3.931% 11/15/47	190,000	181,677
Series 2014-C24, Class B, 4.204% VRN 11/15/47 (g)	190,000	175,422
Series 2014-C24, Class C, 4.290% VRN 11/15/47 (g)	190,000	158,717
		20,287,836
Home Equity ABS — 0.6%
Asset Backed Securities Corp. Home Equity Loan Trust
Series 2007-HE1, Class A4, 1 mo. USD LIBOR + .140% 1.087% FRN 12/25/36	1,615,079	1,300,785
Series 2003-HE6, Class A3B, 1 mo. USD LIBOR + .960% 1.907% FRN 11/25/33	1,249,236	1,033,536
GSAA Home Equity Trust, Series 2006-5, Class 2A3, 1 mo. USD LIBOR + .270%
1.217% FRN 3/25/36	417,636	223,865
RBSSP Resecuritization Trust, Series 2010-4, Class 6A2,
5.825% STEP 2/26/36 (c)	1,434,240	1,370,318
		3,928,504
Manufactured Housing ABS — 0.2%
Conseco Finance Corp., Series 1996-4, Class M1,
7.750% VRN 6/15/27	1,133,016	1,099,195
Other ABS — 2.2%
Applebee’s Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I,
4.194% 6/07/49 (c)	1,230,000	1,156,852
Community Funding CLO Ltd., Series 2015-1A, Class A,
5.750% STEP 11/01/27 (c)	679,398	716,609
Dividend Solar Loans LLC, Series 2019-1, Class A,
3.670% 8/22/39 (c)	1,281,864	1,204,222
Fanniemae Grantor Trust, Series 2017-T1, Class A,
2.898% 6/25/27	99,792	90,470
HSI Asset Securitization Corp., Series 2005-II, Class 2A4, 1 mo. USD LIBOR + .390%
1.337% FRN 11/25/35	2,118,597	1,801,960

	Principal Amount	Value
Legacy Mortgage Asset Trust
Series 2019-GS5, Class A1, 3.200% STEP 5/25/59 (c)	$1,654,064	$1,554,687
Series 2019-GS1, Class A1, 4.000% STEP 1/25/59 (c)	1,310,888	1,258,280
Magnolia Finance XI DAC, Series 2019-1OTF, Class A1, 3 mo. USD LIBOR + 2.900%
4.670% FRN 8/09/24 (c)	995,000	993,738
PFCA Home Equity Investment Trust, Series 2003-IFC6, Class A,
4.409% VRN 4/22/35 (c)	809,897	817,505
Popular ABS Mortgage Pass-Through Trust, Series 2005-2, Class M2,
5.717% STEP 4/25/35	1,563,910	1,017,898
RAMP Trust, Series 2006-NC3, Class M1, 1 mo. USD LIBOR + .340%
1.287% FRN 3/25/36	2,080,000	1,826,867
SBA Small Business Investment Cos.
Series 2019-25G, Class 1, 2.690% 7/01/44	265,865	270,290
Series 2019-20D, Class 1, 2.980% 4/01/39	281,923	293,160
Series 2019-10A, Class 1, 3.113% 3/10/29	496,621	507,241
Series 2018-10B, Class 1, 3.548% 9/10/28	369,032	380,367
Structured Asset Investment Loan Trust, Series 2004-8, Class A9, 1 mo. USD LIBOR + 1.000%
1.947% FRN 9/25/34	1,282,356	$1,167,379
		15,057,525
Student Loans ABS — 0.9%
Navient Student Loan Trust
Series 2017-2A, Class A, 1 mo. USD LIBOR + 1.050% 1.997% FRN 12/27/66 (c)	1,512,959	1,421,762
Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150% 2.097% FRN 7/26/66 (c)	1,030,000	898,922
Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300% 2.247% FRN 3/25/66 (c)	650,000	603,089
SLM Student Loan Trust
Series 2005-A, Class A4, 3 mo. USD LIBOR + .310% 1.051% FRN 12/15/38	1,210,000	1,119,537
Series 2003-7A, Class A5A, 3 mo. USD LIBOR + 1.200% 1.941% FRN 12/15/33 (c)	467,992	435,361

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2013-M1, Class M1, 3.500% 10/28/29 (c)	$20,117	$18,909
SoFi Professional Loan Program LLC, Series 2019-A, Class A2FX,
3.690% 6/15/48 (c)	1,720,000	1,592,073
		6,089,653
WL Collateral CMO — 2.7%
BCAP LLC Trust, Series 2011-RR5, Class 11A4, 1 mo. USD LIBOR + .150%
1.927% FRN 5/28/36 (c)	622,386	609,656
Bear Stearns Asset -Backed Securities I Trust, Series 2005-AC8, Class A3, 1 mo. USD LIBOR + 7.650%
6.703% FRN 11/25/35	820,111	222,761
Citigroup Mortgage Loan Trust, Series 2007-6, Class 2A4, 1 mo. USD LIBOR + .350%
1.297% FRN 5/25/37	2,091,208	812,207
Credit Suisse Mortgage Trust
Series 2015-4R, Class 3A3, 1 mo. USD LIBOR + .310% 2.247% FRN 10/27/36 (c)	880,000	401,964
Series 2018-J1, Class A2, 3.500% VRN 2/25/48 (c) (g)	3,738,109	3,712,374
Series 2015-2R, Class 7A2, 3.851% VRN 8/27/36 (c) (g)	2,450,501	1,570,657
Flagstar Mortgage Trust, Series 2018-2, Class A4,
3.500% VRN 4/25/48 (c) (g)	878,355	867,719
GMACM Mortgage Loan Trust, Series 2005-AF2, Class A1,
6.000% 12/25/35	2,436,495	2,227,614
GSMSC Resecuritization Trust, Series 2014-2R, Class 3B, 1 mo. USD LIBOR + .610%
2.237% FRN 11/26/37 (c)	1,220,000	896,294
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3,
4.117% VRN 10/25/35 (g)	67,649	48,398
HarborView Mortgage Loan Trust, Series 2006-2, Class 1A,
4.216% VRN 2/25/36 (g)	35,523	17,896
JP Morgan Mortgage Trust
Series 2018-3, Class A1, 3.500% VRN 9/25/48 (c) (g)	1,633,247	1,620,704
Series 2018-4, Class A1, 3.500% VRN 10/25/48 (c) (g)	764,529	752,433
Series 2018-5, Class A1, 3.500% VRN 10/25/48 (c) (g)	874,545	875,431

	Principal Amount	Value
Morgan Stanley Resecuritization Trust, Series 2015-R3, Class 7A2, 12 mo. MTA + .770%
2.823% FRN 4/26/47 (c)	$300,000	$270,226
New Residential Mortgage Loan Trust, Series 2017-4A, Class A1,
4.000% VRN 5/25/57 (c) (g)	548,043	568,236
Prime Mortgage Trust
Series 2006-DR1, Class 1A1, 5.500% 5/25/35 (c)	11,778	11,072
Series 2006-DR1, Class 2A2, 6.000% 5/25/35 (c)	705,527	557,521
RBSSP Resecuritization Trust, Series 2013-4, Class 1A2, 1 mo. USD LIBOR + 1.500%
3.127% FRN 12/26/37 (c)	2,098,178	1,625,806
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-7, Class 1A1,
4.038% VRN 8/25/36 (g)	234,559	177,107
Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 4A1, 12 mo. MTA + 2.150%
4.116% FRN 3/25/46	282,111	233,458
		18,079,534
WL Collateral PAC — 0.0%
Countrywide Alternative Loan Trust, Series 2006-18CB, Class A6, 1 mo. USD LIBOR + 28.600%
24.814% FRN 7/25/36	59,762	106,423
WL Collateral Support CMO — 0.1%
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1B, 12 mo. MTA + 1.000%
2.966% FRN 2/25/46	882,444	781,983

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $71,959,579)		67,141,319

SOVEREIGN DEBT OBLIGATIONS — 8.4%
Abu Dhabi Government International Bond
2.500% 10/11/22 (c)	870,000	872,610
3.125% 9/30/49 (c)	1,530,000	1,422,900
Argentina POM Politica Monetaria, ARLLMONP
38.039% FRN 6/21/20 ARS (h) (i)	6,380,000	64,061
Argentine Bonos del Tesoro
18.200% 10/03/21 ARS (h) (i)	12,970,000	99,428

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Argentine Republic Government International Bond
3.750% STEP 12/31/38	$110,000	$32,340
5.625% 1/26/22	770,000	225,610
6.875% 4/22/21	220,000	65,230
6.875% 1/11/48	1,450,000	384,264
7.125% 7/06/36	220,000	57,532
7.500% 4/22/26	610,000	172,331
Brazil Notas do Tesouro Nacional Serie F
10.000% 1/01/21 BRL (h)	8,458,000	1,703,602
10.000% 1/01/23 BRL (h)	15,801,000	3,379,486
10.000% 1/01/27 BRL (h)	963,000	210,173
Brazilian Government International Bond
4.625% 1/13/28	420,000	447,300
5.000% 1/27/45	510,000	484,500
5.625% 1/07/41	2,350,000	2,408,750
Colombia Government International Bond
5.625% 2/26/44	520,000	570,700
Egypt Government International Bond
5.577% 2/21/23 (c)	370,000	342,176
Indonesia Government International Bond
3.500% 1/11/28	400,000	393,315
3.750% 4/25/22 (c)	1,030,000	1,035,986
4.350% 1/11/48	450,000	460,417
5.125% 1/15/45 (c)	1,360,000	1,516,630
5.125% 1/15/45 (c)	200,000	223,034
Italy Buoni Poliennali Del Tesoro
2.300% 10/15/21 EUR (c) (h)	7,950,000	9,030,332
Kenya Government International Bond
6.875% 6/24/24 (c)	200,000	189,830
Kuwait Government International Bond
3.500% 3/20/27 (c)	530,000	549,996
Mexican Bonos
7.750% 11/13/42 MXN (h)	34,785,600	1,432,717
8.000% 11/07/47 MXN (h)	164,010,000	6,903,457
8.500% 5/31/29 MXN (h)	75,560,000	3,437,650
8.500% 11/18/38 MXN (h)	30,070,000	1,339,495
Mexico Government International Bond
4.750% 3/08/44	1,220,000	1,227,942
Nigeria Government International Bond
6.500% 11/28/27 (c)	200,000	137,920
7.143% 2/23/30 (c)	210,000	144,917

	Principal Amount	Value
Panama Government International Bond
4.500% 4/01/56 (e)	$350,000	$378,875
Peruvian Government International Bond
6.550% 3/14/37	750,000	1,089,375
Provincia de Buenos Aires
6.500% 2/15/23 (c)	170,000	44,200
7.875% 6/15/27 (c)	160,000	41,600
9.125% 3/16/24 (c)	160,000	41,600
Qatar Government International Bond
4.000% 3/14/29 (c)	580,000	620,182
4.817% 3/14/49 (c)	1,280,000	1,507,604
Republic of Poland Government International Bond
4.000% 1/22/24	910,000	989,993
Russian Federal Bond— OFZ
6.900% 5/23/29 RUB (h)	228,650,000	2,964,939
7.000% 1/25/23 RUB (h)	30,640,000	395,784
7.000% 8/16/23 RUB (h)	63,590,000	823,982
7.050% 1/19/28 RUB (h)	221,886,000	2,898,022
7.250% 5/10/34 RUB (h)	60,500,000	804,949
7.700% 3/16/39 RUB (h)	86,260,000	1,197,162
7.750% 9/16/26 RUB (h)	8,260,000	111,671
8.150% 2/03/27 RUB (h)	55,120,000	764,865
State Of Israel
2.750% 7/03/30 (e)	310,000	310,000
3.875% 7/03/50 (e)	200,000	200,000
		56,151,434

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $67,721,176)		56,151,434

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 38.0%
Collateralized Mortgage Obligations — 2.7%
Federal Home Loan Mortgage Corp.
Series 3422, Class AI, 0.250% STEP 1/15/38	13,185	101
Series 4793, Class CB, 3.000% 5/15/48	817,318	852,359
Series 4793, Class CD, 3.000% 6/15/48	578,164	603,082
Series 4813, Class CJ, 3.000% 8/15/48	635,477	654,937
Series 353, Class S1, 1 mo. USD LIBOR + 6.000% 5.295% FRN 12/15/46	420,377	93,068

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 334, Class S7, 1 mo. USD LIBOR + 6.100% 5.395% FRN 8/15/44	$198,473	$38,033
Series 3621, Class SB, 1 mo. USD LIBOR + 6.230% 5.525% FRN 1/15/40	37,807	8,414
Series 4203, Class PS, 1 mo. USD LIBOR + 6.250% 5.545% FRN 9/15/42	209,089	30,018
Series 3973, Class SA, 1 mo. USD LIBOR + 6.490% 5.785% FRN 12/15/41	262,006	58,465
Series R007, Class ZA, 6.000% 5/15/36	106,249	126,142
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K007, Class X1, 0.733% VRN 4/25/20 (g)	5,949	—
Series K094, Class X1, 0.881% VRN 6/25/29 (g)	999,550	66,309
Series K735, Class X1, 0.965% VRN 5/25/26 (g)	1,099,293	55,797
Series K099, Class X1, 1.006% VRN 9/25/29 (g)	2,058,579	139,639
Series KC05, Class X1, 1.204% VRN 6/25/27 (g)	3,498,216	218,117
Series K736, Class X1, 1.312% VRN 7/25/26 (g)	4,099,353	275,057
Series K-1513, Class A3, 2.797% 8/25/34	100,000	107,014
Series K091, Class A2, 3.505% 3/25/29	700,000	813,867
Federal National Mortgage Association
Series 2006-118, Class IP1, 1.631% FRN 12/25/36 (g)	95,717	4,505
Series 2006-118, Class IP2, 1.631% FRN 12/25/36 (g)	74,159	4,013
Series 2005-88, Class IP, 2.125% FRN 10/25/35 (g)	39,708	2,272
Series 2006-88, Class IP, 2.363% 3/25/36	54,186	2,089
Series 409, Class C2, 3.000% 4/25/27	113,573	6,625
Series 2006-59, Class IP, 3.004% FRN 7/25/36 (g)	106,823	9,815
Series 409, Class C13, 3.500% 11/25/41	142,284	15,474
Series 409, Class C18, 4.000% 4/25/42	151,268	19,568
Series 409, Class C22, 4.500% 11/25/39	83,159	12,096

	Principal Amount	Value
Series 2013-124, Class SB, 1 mo. USD LIBOR + 5.950% 5.003% FRN 12/25/43	$464,308	$93,955
Series 2016-61, Class BS, 1 mo. USD LIBOR + 6.100% 5.153% FRN 9/25/46	146,123	27,181
Series 2016-60, Class QS, 1 mo. USD LIBOR + 6.100% 5.153% FRN 9/25/46	310,998	62,389
Series 2017-76, Class SB, 1 mo. USD LIBOR + 6.100% 5.153% FRN 10/25/57	904,038	155,340
Series 2012-134, Class SK, 1 mo. USD LIBOR + 6.150% 5.203% FRN 12/25/42	280,948	51,689
Series 2012-133, Class CS, 1 mo. USD LIBOR + 6.150% 5.203% FRN 12/25/42	146,098	26,538
Series 2013-54, Class BS, 1 mo. USD LIBOR + 6.150% 5.203% FRN 6/25/43	365,957	74,493
Series 2017-85, Class SC, 1 mo. USD LIBOR + 6.200% 5.253% FRN 11/25/47	258,799	50,435
Series 2011-59, Class NZ, 5.500% 7/25/41	478,474	558,416
Series 2013-9, Class CB, 5.500% 4/25/42	404,463	456,741
Series 2012-35, Class SC, 1 mo. USD LIBOR + 6.500% 5.553% FRN 4/25/42	121,552	24,016
Series 2011-87, Class SG, 1 mo. USD LIBOR + 6.550% 5.603% FRN 4/25/40	211,927	23,889
Series 2011-96, Class SA, 1 mo. USD LIBOR + 6.550% 5.603% FRN 10/25/41	243,712	52,679
Series 2012-74, Class SA, 1 mo. USD LIBOR + 6.650% 5.703% FRN 3/25/42	64,118	12,288
Series 2012-46, Class BA, 6.000% 5/25/42	102,239	120,922
Series 2012-28, Class B, 6.500% 6/25/39	19,408	21,230
Series 2013-9, Class BC, 6.500% 7/25/42	116,914	141,390
Series 2012-51, Class B, 7.000% 5/25/42	87,012	105,056
Federal National Mortgage Association ACES
Series 2019-M28, Class AV, 2.232% 2/25/27	498,777	509,416
Series 2020-M6, Class A, 2.500% 10/25/37	99,652	107,309

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-M19, Class A2, 2.560% 9/25/29	$1,649,760	$1,741,580
Series 2017-M8, Class A2, 3.061% VRN 5/25/27 (g)	100,000	107,395
Series 2019-M5, Class A2, 3.273% 1/25/29	620,000	688,911
Series 2019-M6, Class A2, 3.450% 1/01/29	680,000	757,466
Series 2019-M1, Class A2, 3.555% VRN 9/25/28 (g)	1,730,000	1,956,267
Series 2019-M4, Class A2, 3.610% 2/25/31	330,000	376,080
Federal National Mortgage Association Balloon
1.700% 4/01/30 (e)	100,000	102,023
1.850% 4/01/32 (e)	100,000	102,125
1.950% 4/01/32 (e)	100,000	103,801
2.140% 3/26/30 (e) (j)	100,000	102,063
2.260% 3/01/30 (e) (j)	400,000	414,313
Government National Mortgage Association
Series 2012-144, Class IO, 0.403% VRN 1/16/53 (g)	5,708,260	134,971
Series 2012-135, Class IO, 0.582% VRN 1/16/53 (g)	4,834,596	153,153
Series 2014-186, Class IO, 0.725% VRN 8/16/54 (g)	1,769,966	69,628
Series 2017-41, Class IO, 0.786% VRN 7/16/58 (g)	1,782,236	107,088
Series 2014-22, Class IA, 1.273% FRN 11/20/42 (g)	36,749	2,565
Series 2017-H18, Class BI, 1.756% VRN 9/20/67 (g)	4,764,700	483,322
Series 2012-H27, Class AI, 1.813% VRN 10/20/62 (g)	688,568	35,864
Series 2018-H07, Class FD, 1 mo. USD LIBOR + .300% 1.962% FRN 5/20/68	485,173	481,415
Series 2010-H28, Class FE, 1 mo. USD LIBOR + .400% 2.062% FRN 12/20/60	140,530	139,850
Series 2014-H20, Class FA, 1 mo. USD LIBOR + .430% 2.092% FRN 10/20/64	1,402,277	1,384,423
Series 2011-H08, Class FG, 1 mo. USD LIBOR + .480% 2.142% FRN 3/20/61	121,492	121,224
Series 2011-H09, Class AF, 1 mo. USD LIBOR + .500% 2.162% FRN 3/20/61	87,355	87,228
Series 2017-H20, Class IB, 2.222% VRN 10/20/67 (g)	95,329	9,857

	Principal Amount	Value
Series 2020-28, Class AH, 2.300% 11/16/61	$99,871	$103,296
Series 2017-H15, Class KI, 2.358% VRN 7/20/67 (g)	185,364	26,396
Series 2013-107, Class AD, 2.695% VRN 11/16/47 (g)	378,244	394,217
Series 2019-123, Class A, 3.000% 10/20/49	398,471	424,393
Series 2012-66, Class CI, 3.500% 2/20/38	92,836	2,988
Series 2013-53, Class OI, 3.500% 4/20/43	806,417	86,933
Series 2014-176, Class IA, 4.000% 11/20/44	91,230	11,480
Series 2015-167, Class OI, 4.000% 4/16/45	100,174	16,889
Series 2016-84, Class IG, 4.500% 11/16/45	453,844	85,281
Series 2014-117, Class SJ, 1 mo. USD LIBOR + 5.600% 4.827% FRN 8/20/44	138,423	24,612
Series 2016-21, Class ST, 1 mo. USD LIBOR + 6.150% 5.377% FRN 2/20/46	109,509	25,025
Series 2016-135, Class SB, 1 mo. USD LIBOR + 6.100% 5.395% FRN 10/16/46	149,572	41,142
Series 2010-31, Class GS, 1 mo. USD LIBOR + 6.500% 5.727% FRN 3/20/39	5,188	130
Series 2010-85, Class HS, 1 mo. USD LIBOR + 6.650% 5.877% FRN 1/20/40	37,503	3,638
		17,801,280
Pass-Through Securities — 34.8%
Federal Home Loan Mortgage Corp.
Pool #C91981 3.000% 2/01/38	237,332	251,643
Pool #C91987 3.000% 4/01/38	156,111	165,427
Pool #G67701 3.000% 10/01/46	1,123,775	1,187,994
Pool #Q45638 3.000% 1/01/47	319,691	335,962
Pool #ZS4703 3.000% 2/01/47	529,088	555,900
Pool #G61587 3.000% 4/01/47	923,520	970,524
Pool #G60985 3.000% 5/01/47	2,156,494	2,279,055
Pool #G08778 3.000% 9/01/47	171,862	180,501
Pool #G61637 3.000% 9/01/47	910,998	959,072
Pool #G61739 3.000% 9/01/48	261,444	276,140
Pool #ZN4906 3.000% 4/01/49	80,804	84,722
Pool #QA0120 3.000% 6/01/49	96,169	101,042
Pool #QA0241 3.000% 6/01/49	271,183	284,841
Pool #RA1103 3.000% 7/01/49	378,485	397,784
Pool #QA1627 3.000% 8/01/49	93,542	98,166
Pool #QA2090 3.000% 8/01/49	95,556	100,279

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #RA1224 3.000% 8/01/49	$2,954,745	$3,100,788
Pool #RA1293 3.000% 9/01/49	767,266	810,224
Pool #RA1343 3.000% 9/01/49	194,682	204,426
Pool #RA1352 3.000% 9/01/49	769,515	807,550
Pool #QA2427 3.000% 9/01/49	486,989	511,059
Pool #RA1341 3.000% 9/01/49	585,095	614,928
Pool #RA1344 3.000% 9/01/49	1,054,172	1,106,935
Pool #RA1340 3.000% 9/01/49	675,642	709,459
Pool #RA1355 3.000% 9/01/49	965,278	1,012,988
Pool #RA1461 3.000% 10/01/49	2,166,253	2,274,677
Pool #RA1493 3.000% 10/01/49	1,663,965	1,748,809
Pool #RA1496 3.000% 10/01/49	1,367,304	1,435,739
Pool #RA1460 3.000% 10/01/49	781,457	820,570
Pool #RA1997 3.000% 1/01/50	2,362,728	2,479,509
Pool #RA2016 3.000% 1/01/50	793,239	832,942
Pool #QA5768 3.000% 1/01/50	99,520	104,636
Pool #QA5770 3.000% 1/01/50	99,489	104,775
Pool #QA5771 3.000% 1/01/50	199,040	209,512
Pool #RA-1981 3.000% 1/01/50	687,966	722,399
Pool #QA6625 3.000% 2/01/50	296,016	310,370
Pool #QA7356 3.000% 2/01/50	499,172	523,376
Pool #RA2117 3.000% 2/01/50	1,491,770	1,568,300
Pool #QA8098 3.000% 3/01/50	200,000	209,698
Pool #RA2297 3.000% 3/01/50	399,486	419,481
Pool #RA2317 3.000% 3/01/50	1,095,214	1,150,032
Pool #RA2332 3.000% 3/01/50	1,795,192	1,885,605
Pool #RA2335 3.000% 3/01/50	1,795,044	1,887,693
Pool #ZN0480 3.500% 10/01/42	101,604	108,997
Pool #U99045 3.500% 3/01/43	416,172	446,589
Pool #U99114 3.500% 2/01/44	52,704	56,556
Pool #U99124 3.500% 3/01/45	466,386	500,473
Pool #Q41209 3.500% 6/01/46	325,436	347,174
Pool #ZM3481 3.500% 6/01/47	288,561	306,493
Pool #ZS4755 3.500% 2/01/48	1,045,593	1,105,992
Pool #ZA5433 3.500% 6/01/48	1,985,477	2,115,060
Pool #ZT0711 3.500% 10/01/48	3,541,825	3,744,206
Pool #ZT1593 3.500% 1/01/49	3,278,111	3,465,423
Pool #ZA6498 3.500% 3/01/49	674,900	715,573
Pool #ZT1776 3.500% 3/01/49	2,563,627	2,710,113
Pool #ZN5955 3.500% 5/01/49	529,763	560,861
Pool #RA1371 3.500% 9/01/49	191,252	202,898
Pool #RA1741 3.500% 11/01/49	195,564	207,411
Pool #QA5120 3.500% 11/01/49	392,744	416,536
Pool #RA1878 3.500% 12/01/49	296,655	313,976
Pool #RA1880 3.500% 12/01/49	487,033	516,536
Pool #RA2010 3.500% 1/01/50	1,091,565	1,156,325
Pool #QA7238 3.500% 2/01/50	198,795	211,397
Pool #QA7415 3.500% 2/01/50	99,855	105,686
Pool #RA2140 3.500% 2/01/50	597,315	634,246

	Principal Amount	Value
Pool #RA2313 3.500% 3/01/50	$1,497,930	$1,590,543
Pool #RA2362 3.500% 3/01/50	400,000	423,794
Pool #U90316 4.000% 10/01/42	79,927	86,946
Pool #U91254 4.000% 4/01/43	99,539	108,281
Pool #Q19135 4.000% 6/01/43	42,171	46,324
Pool #Q19236 4.000% 6/01/43	42,357	46,223
Pool #U99054 4.000% 6/01/43	1,080,097	1,174,955
Pool #Q19615 4.000% 7/01/43	43,500	47,784
Pool #Q19985 4.000% 7/01/43	1,379,430	1,506,320
Pool #U95137 4.000% 8/01/43	48,972	53,242
Pool #C09071 4.000% 2/01/45	509,970	548,781
Pool #Q40459 4.000% 3/01/46	1,046,289	1,123,464
Pool #ZS4699 4.000% 1/01/47	118,018	126,345
Pool #ZS4727 4.000% 7/01/47	862,961	923,039
Pool #V83342 4.000% 8/01/47	271,026	292,795
Pool #Q55429 4.000% 4/01/48	75,147	80,314
Pool #Q55997 4.000% 5/01/48	510,668	545,303
Pool #Q57230 4.000% 7/01/48	1,368,550	1,461,369
Pool #ZS4790 4.000% 9/01/48	542,583	579,170
Pool #G61727 4.000% 11/01/48	1,403,190	1,499,675
Pool #ZT1952 4.000% 5/01/49	2,384,948	2,544,277
Pool #SD8026 4.000% 11/01/49	933,036	995,587
Pool #RA2141 4.000% 2/01/50	298,918	320,639
Pool #RA2358 4.000% 3/01/50	200,000	213,899
Pool #U99076 4.500% 12/01/43	362,173	395,658
Pool #U92272 4.500% 12/01/43	55,081	60,174
Pool #U99084 4.500% 2/01/44	331,920	362,608
Pool #U99091 4.500% 3/01/44	108,939	119,010
Pool #Q26207 4.500% 5/01/44	33,705	36,642
Pool #G08683 4.500% 12/01/45	32,902	35,522
Pool #Q47940 4.500% 2/01/47	398,879	430,148
Pool #V83157 4.500% 4/01/47	2,331,676	2,515,918
Pool #Q49177 4.500% 6/01/47	309,379	334,792
Pool #ZS4791 4.500% 9/01/48	874,998	940,566
Pool #RA2145 4.500% 2/01/50	98,794	106,651
Pool #RA2353 4.500% 3/01/50	200,000	215,418
Pool #G06496 5.000% 6/01/41	62,867	69,343
Pool #Q55401 5.000% 4/01/48	474,215	512,374
Pool #Q56002 5.000% 5/01/48	230,039	248,478
Pool #ZM7733 5.000% 8/01/48	381,681	411,836
Pool #G08844 5.000% 10/01/48	117,304	126,634
Pool #Q59125 5.000% 10/01/48	137,437	148,367
Pool #ZN1436 5.000% 11/01/48	184,878	199,484
Pool #ZT1596 5.000% 1/01/49	1,069,390	1,153,878
Pool #G06875 5.500% 12/01/38	8,412	9,543
Pool #G06669 6.500% 9/01/39	18,101	21,186
Pool #G07509 6.500% 9/01/39	15,658	18,455
Pool #G07335 7.000% 3/01/39	38,265	45,176

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Federal National Mortgage Association
Pool #BL6160 2.060% 3/01/30	$100,000	$103,714
Pool #BL6083 2.060% 3/01/30	100,000	103,772
Pool #BL4525 2.240% 10/01/31	100,000	106,470
Pool #BL5656 2.260% 2/01/30	100,000	106,175
Pool #BL5796 2.300% 2/01/30	100,000	106,671
Pool #BL5742 2.320% 2/01/32	100,000	106,611
Pool #BL3522 2.520% 10/01/29	70,000	75,458
Pool #BL3561 2.740% 8/01/29	100,000	109,558
Pool #BL3729 2.765% 8/01/31	200,000	220,460
Pool #BL3774 2.765% 8/01/31	100,000	110,230
Pool #BL3775 2.765% 8/01/31	200,000	220,460
Pool #BL3776 2.765% 8/01/31	100,000	110,230
Pool #BL3771 2.770% 8/01/31	400,000	441,104
Pool #AM8674 2.810% 4/01/25	50,000	53,857
Pool #BL3152 2.840% 8/01/31	100,000	110,895
Pool #BL3648 2.850% 8/01/31	310,000	344,355
Pool #BL3413 2.870% 7/01/31	100,000	111,743
Pool #BJ2544 3.000% 12/01/37	153,334	162,542
Pool #AQ7306 3.000% 1/01/43	49,659	52,377
Pool #AR1202 3.000% 1/01/43	52,892	55,788
Pool #BC0884 3.000% 5/01/46	408,084	430,422
Pool #AS7533 3.000% 7/01/46	280,824	295,933
Pool #AS7738 3.000% 8/01/46	643,828	677,662
Pool #BC1509 3.000% 8/01/46	70,334	73,965
Pool #AS7844 3.000% 9/01/46	139,068	146,246
Pool #BC2817 3.000% 9/01/46	207,594	218,308
Pool #BD8104 3.000% 10/01/46	286,480	302,699
Pool #AL9397 3.000% 10/01/46	145,613	153,129
Pool #MA2806 3.000% 11/01/46	2,231,059	2,346,214
Pool #AS8269 3.000% 11/01/46	2,847,075	2,994,024
Pool #AS8359 3.000% 11/01/46	748,136	786,750
Pool #BE0072 3.000% 11/01/46	1,262,722	1,330,263
Pool #BM4579 3.000% 4/01/47	2,170,911	2,284,318
Pool #BM1565 3.000% 4/01/47	1,232,407	1,302,178
Pool #890843 3.000% 9/01/47	663,643	699,348
Pool #MA3237 3.000% 1/01/48	85,989	90,266
Pool #BO1205 3.000% 6/01/49	187,034	196,103
Pool #BN7652 3.000% 7/01/49	2,403,389	2,525,936
Pool #BN9558 3.000% 7/01/49	88,437	92,725
Pool #CA3809 3.000% 7/01/49	94,813	99,648
Pool #CA4017 3.000% 8/01/49	582,597	611,393
Pool #FM1341 3.000% 8/01/49	96,623	101,399
Pool #BN7753 3.000% 9/01/49	1,379,371	1,453,152
Pool #CA4078 3.000% 9/01/49	194,008	203,537
Pool #CA4110 3.000% 9/01/49	876,441	921,130
Pool #CA4121 3.000% 9/01/49	965,285	1,013,599
Pool #BO5586 3.000% 9/01/49	93,330	97,943
Pool #CA4133 3.000% 9/01/49	386,550	407,106

	Principal Amount	Value
Pool #CA4134 3.000% 9/01/49	$679,657	$713,675
Pool #FM1503 3.000% 9/01/49	193,971	203,679
Pool #BO2256 3.000% 10/01/49	2,347,046	2,464,519
Pool #BO4648 3.000% 11/01/49	588,018	617,082
Pool #FM1789 3.000% 11/01/49	496,191	521,492
Pool #FM2075 3.000% 12/01/49	889,041	934,373
Pool #CA4794 3.000% 12/01/49	2,154,512	2,262,348
Pool #BO8893 3.000% 1/01/50	98,557	103,743
Pool #BO8932 3.000% 1/01/50	99,595	104,836
Pool #BO9692 3.000% 1/01/50	112,485	118,221
Pool #CA4979 3.000% 1/01/50	297,879	312,882
Pool #BO9033 3.000% 2/01/50	99,820	104,737
Pool #BP0209 3.000% 2/01/50	399,371	418,736
Pool #CA5216 3.000% 2/01/50	1,668,932	1,754,551
Pool #CA5217 3.000% 2/01/50	646,939	679,521
Pool #CA5225 3.000% 2/01/50	2,086,937	2,198,565
Pool #CA5226 3.000% 2/01/50	1,193,193	1,254,406
Pool #BP0233 3.000% 3/01/50	100,000	104,849
Pool #BP2866 3.000% 3/01/50	400,000	419,396
Pool #BP3074 3.000% 3/01/50	400,000	419,396
Pool #CA5306 3.000% 3/01/50	1,390,614	1,460,217
Pool #CA5307 3.000% 3/01/50	973,815	1,023,165
Pool #AN4073 3.070% 1/01/29	120,000	134,125
Pool #AN8048 3.080% 1/01/28	210,000	234,274
Pool #BL2454 3.160% 5/01/29	188,015	211,273
Pool #BL2040 3.190% 5/01/29	98,681	110,933
Pool #BL2465 3.240% 5/01/29	250,000	283,024
Pool #BL2457 3.260% 5/01/29	140,000	158,709
Pool #BL2225 3.300% 4/01/29	100,000	113,813
Pool #BL2431 3.310% 5/01/31	100,000	114,342
Pool #BL2201 3.350% 5/01/29	70,000	79,924
Pool #MA1177 3.500% 9/01/42	42,625	45,727
Pool #MA1213 3.500% 10/01/42	266,643	286,045
Pool #AL3026 3.500% 12/01/42	67,136	71,874
Pool #BM4751 3.500% 3/01/43	811,779	869,072
Pool #BM4750 3.500% 2/01/45	169,568	181,535
Pool #AS6328 3.500% 12/01/45	1,167,553	1,244,848
Pool #AS6340 3.500% 12/01/45	189,295	202,005
Pool #AS6541 3.500% 1/01/46	187,802	201,174
Pool #AS6562 3.500% 1/01/46	183,874	196,219
Pool #BM4897 3.500% 12/01/46	1,172,855	1,255,632
Pool #BH4101 3.500% 10/01/47	386,760	409,464
Pool #CA0907 3.500% 12/01/47	80,973	86,257
Pool #CA0858 3.500% 12/01/47	712,252	754,063
Pool #MA3238 3.500% 1/01/48	76,417	80,903
Pool #CA1526 3.500% 4/01/48	775,130	825,961
Pool #MA3383 3.500% 6/01/48	2,418,328	2,558,023
Pool #BM5521 3.500% 7/01/48	1,671,045	1,780,105
Pool #890876 3.500% 2/01/49	177,182	188,746

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #BN5424 3.500% 4/01/49	$2,109,366	$2,233,191
Pool #CA3472 3.500% 5/01/49	264,521	280,462
Pool #CA3471 3.500% 5/01/49	881,391	934,509
Pool #CA3478 3.500% 5/01/49	691,460	732,051
Pool #BO0955 3.500% 6/01/49	91,788	97,213
Pool #CA3637 3.500% 6/01/49	462,976	490,154
Pool #CA3634 3.500% 6/01/49	469,991	499,196
Pool #CA3860 3.500% 7/01/49	1,516,221	1,609,492
Pool #CA4122 3.500% 9/01/49	950,562	1,007,847
Pool #CA4164 3.500% 9/01/49	93,250	98,782
Pool #CA5242 3.500% 9/01/49	194,257	205,661
Pool #BO2252 3.500% 10/01/49	586,462	622,722
Pool #CA4430 3.500% 10/01/49	290,649	308,438
Pool #BO2249 3.500% 10/01/49	294,626	312,290
Pool #FM1962 3.500% 11/01/49	590,708	627,415
Pool #BO6985 3.500% 11/01/49	197,628	209,785
Pool #CA4564 3.500% 11/01/49	488,717	517,253
Pool #FM2091 3.500% 12/01/49	197,320	209,705
Pool #BP1585 3.500% 1/01/50	196,808	208,841
Pool #CA5021 3.500% 1/01/50	1,193,529	1,264,339
Pool #BP1293 3.500% 2/01/50	199,720	211,382
Pool #BP1662 3.500% 2/01/50	99,776	105,786
Pool #CA5221 3.500% 2/01/50	1,196,652	1,270,264
Pool #FM2331 3.500% 2/01/50	890,496	944,718
Pool #FM2333 3.500% 2/01/50	394,654	418,931
Pool #BP2867 3.500% 3/01/50	100,000	105,870
Pool #FM2461 3.500% 3/01/50	593,243	629,737
Pool #BF0145 3.500% 3/01/57	2,336,551	2,531,396
Pool #BL0405 3.640% 11/01/28	200,000	231,256
Pool #AK8441 4.000% 4/01/42	31,653	34,301
Pool #AO2711 4.000% 5/01/42	38,875	42,128
Pool #AO6086 4.000% 6/01/42	31,307	33,927
Pool #AP0692 4.000% 7/01/42	26,393	28,579
Pool #AP5333 4.000% 7/01/42	157,804	171,010
Pool #AP2530 4.000% 8/01/42	30,374	32,916
Pool #AP2958 4.000% 8/01/42	25,211	27,320
Pool #AP4903 4.000% 9/01/42	42,089	45,545
Pool #AP7399 4.000% 9/01/42	76,218	82,477
Pool #AP9229 4.000% 10/01/42	26,263	28,419
Pool #AP9766 4.000% 10/01/42	148,922	161,943
Pool #MA1217 4.000% 10/01/42	209,395	227,703
Pool #AQ3599 4.000% 11/01/42	24,404	26,408
Pool #MA1253 4.000% 11/01/42	122,218	132,903
Pool #AQ4555 4.000% 12/01/42	64,277	69,556
Pool #AQ7003 4.000% 12/01/42	58,720	63,542
Pool #AQ7082 4.000% 1/01/43	86,755	93,879
Pool #AL3508 4.000% 4/01/43	47,741	52,422
Pool #AQ4078 4.000% 6/01/43	43,506	47,772
Pool #AQ4080 4.000% 6/01/43	39,225	42,789

	Principal Amount	Value
Pool #AT8394 4.000% 6/01/43	$43,896	$48,200
Pool #AB9683 4.000% 6/01/43	76,228	82,988
Pool #AT9637 4.000% 7/01/43	138,804	151,417
Pool #AT9653 4.000% 7/01/43	94,981	104,295
Pool #AT9657 4.000% 7/01/43	76,539	83,327
Pool #AS0070 4.000% 8/01/43	47,514	51,639
Pool #MA1547 4.000% 8/01/43	51,580	56,057
Pool #AS4347 4.000% 1/01/45	89,526	97,521
Pool #AS9453 4.000% 4/01/47	975,563	1,054,761
Pool #AS9588 4.000% 5/01/47	285,091	307,879
Pool #BH2623 4.000% 8/01/47	2,380,536	2,546,266
Pool #BJ9930 4.000% 4/01/48	2,620,396	2,799,548
Pool #FM2173 4.000% 9/01/48	99,131	107,086
Pool #BO0968 4.000% 6/01/49	271,828	290,804
Pool #MA3804 4.000% 10/01/49	3,429,683	3,659,611
Pool #CA4823 4.000% 12/01/49	385,021	412,999
Pool #BF0104 4.000% 2/01/56	132,443	146,092
Pool #BF0183 4.000% 1/01/57	72,038	79,462
Pool #BF0191 4.000% 6/01/57	145,988	160,577
Pool #MA0706 4.500% 4/01/31	24,585	26,886
Pool #MA0734 4.500% 5/01/31	78,441	85,783
Pool #MA0776 4.500% 6/01/31	27,266	29,818
Pool #MA0913 4.500% 11/01/31	20,047	21,923
Pool #MA0939 4.500% 12/01/31	23,346	25,567
Pool #993117 4.500% 1/01/39	3,665	4,021
Pool #AA0856 4.500% 1/01/39	10,632	11,695
Pool #AA3495 4.500% 2/01/39	13,668	14,998
Pool #935520 4.500% 8/01/39	24,717	27,123
Pool #AD5481 4.500% 5/01/40	551,263	604,751
Pool #AD6914 4.500% 6/01/40	59,612	65,396
Pool #AD8685 4.500% 8/01/40	154,966	169,953
Pool #MA1591 4.500% 9/01/43	97,496	106,469
Pool #MA1629 4.500% 10/01/43	97,678	106,667
Pool #AL4341 4.500% 10/01/43	6,995	7,628
Pool #AU6423 4.500% 10/01/43	194,702	212,316
Pool #MA1664 4.500% 11/01/43	49,135	53,656
Pool #MA1711 4.500% 12/01/43	96,155	105,004
Pool #AL4741 4.500% 1/01/44	44,478	48,572
Pool #AW0318 4.500% 2/01/44	221,570	241,269
Pool #AL5562 4.500% 4/01/44	20,716	22,590
Pool #890604 4.500% 10/01/44	416,083	454,764
Pool #AS4271 4.500% 1/01/45	46,792	51,990
Pool #CA2419 4.500% 10/01/48 (e)	63,154	67,959
Pool #CA2491 4.500% 10/01/48 (e)	359,884	387,830
Pool #CA2588 4.500% 11/01/48 (e)	132,798	142,820
Pool #CA2855 4.500% 12/01/48	320,650	344,848
Pool #CA2803 4.500% 12/01/48 (e)	184,698	198,637
Pool #CA2805 4.500% 12/01/48 (e)	1,239,867	1,334,984
Pool #FM1458 4.500% 4/01/49	426,356	459,065

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #FM1637 4.500% 5/01/49	$1,037,045	$1,118,872
Pool #FM1991 4.500% 5/01/49	516,145	555,580
Pool #FM1263 4.500% 7/01/49 (e)	243,700	262,395
Pool #FM2378 4.500% 1/01/50 (e)	574,466	618,178
Pool #BF0148 4.500% 4/01/56	3,006,217	3,351,454
Pool #BF0222 4.500% 9/01/57	740,010	824,531
Pool #915154 5.000% 4/01/37	51,000	57,017
Pool #974965 5.000% 4/01/38	159,280	178,373
Pool #983077 5.000% 5/01/38	42,537	47,657
Pool #310088 5.000% 6/01/38	44,222	49,509
Pool #AE2266 5.000% 3/01/40	90,703	100,647
Pool #BM3904 5.000% 5/01/48	176,413	190,583
Pool #MA3501 5.000% 10/01/48	639,457	689,978
Pool #CA2652 5.000% 11/01/48	1,048,390	1,132,857
Pool #BN0341 5.000% 12/01/48	322,305	347,769
Pool #937948 5.500% 6/01/37	8,423	9,611
Pool #995072 5.500% 8/01/38	20,898	23,842
Pool #BF0141 5.500% 9/01/56	679,068	767,279
Pool #481473 6.000% 2/01/29	29	32
Pool #867557 6.000% 2/01/36	2,065	2,331
Pool #AE0469 6.000% 12/01/39	154,631	180,982
Pool #AL4324 6.500% 5/01/40	101,878	120,011
Pool #AE0758 7.000% 2/01/39	56,888	67,039
Government National Mortgage Association I
Pool #AB2892 3.000% 9/15/42	196,890	211,163
Pool #AA5649 3.000% 9/15/42	152,727	163,799
Pool #AB9108 3.000% 10/15/42	1,197,639	1,284,082
Pool #AB9109 3.000% 10/15/42	103,493	110,963
Pool #AB9207 3.000% 11/15/42	92,158	98,810
Pool #784571 3.500% 6/15/48	388,868	418,834
Pool #487588 6.000% 4/15/29	1,785	1,974
Pool #595077 6.000% 10/15/32	372	420
Pool #596620 6.000% 10/15/32	217	246
Pool #604706 6.000% 10/15/33	45,882	52,083
Pool #636251 6.000% 3/15/35	5,215	5,966
Pool #782034 6.000% 1/15/36	52,698	60,085
Pool #658029 6.000% 7/15/36	21,593	24,706
Government National Mortgage Association II
Pool #MA4068 3.000% 11/20/46	64,074	67,979
Pool #MA4836 3.000% 11/20/47	7,495	7,947
Pool #MA5018 3.000% 2/20/48	667,823	708,106
Pool #784905 3.000% 1/20/50	99,831	105,510
Pool #MA1995 3.500% 6/20/44	140,487	150,209
Pool #MA2678 3.500% 3/20/45	64,449	68,888
Pool #MA3663 3.500% 5/20/46	1,074,482	1,142,793
Pool #MA3937 3.500% 9/20/46	163,726	173,726
Pool #BC4732 3.500% 10/20/47	554,859	588,053

	Principal Amount	Value
Pool #BD0384 3.500% 10/20/47	$378,159	$400,783
Pool #MA4837 3.500% 11/20/47	69,359	73,465
Pool #MA5019 3.500% 2/20/48	1,056,572	1,119,121
Pool #784674 3.500% 4/20/48	2,940,000	3,144,367
Pool #MA5762 3.500% 2/20/49	329,650	348,625
Pool #784825 3.500% 10/20/49	671,692	708,308
Pool #BM7534 3.500% 2/20/50	199,659	215,348
Pool #MA4511 4.000% 6/20/47	1,012,017	1,081,912
Pool #MA4720 4.000% 9/20/47	1,397,958	1,494,507
Pool #MA4838 4.000% 11/20/47	1,073,193	1,145,971
Pool #MA4901 4.000% 12/20/47	414,888	443,023
Pool #MA5020 4.000% 2/20/48	425,536	454,394
Pool #MA5078 4.000% 3/20/48	533,472	569,649
Pool #MA5137 4.000% 4/20/48	463,835	494,855
Pool #BM9734 4.000% 10/20/49	99,299	106,715
Pool #BM9743 4.000% 11/20/49	99,448	106,876
Pool #BS1728 4.000% 1/20/50	99,725	107,266
Pool #BS1742 4.000% 2/20/50	99,861	107,413
Pool #783298 4.500% 4/20/41	192,639	210,647
Pool #783368 4.500% 7/20/41	26,968	29,438
Pool #MA5265 4.500% 6/20/48	842,291	899,509
Pool #MA5331 4.500% 7/20/48	208,772	222,889
Pool #MA5467 4.500% 9/20/48	1,004,585	1,071,887
Pool #MA5711 4.500% 1/20/49	2,070,550	2,202,472
Pool #MA5818 4.500% 3/20/49	344,464	365,927
Pool #MA5877 4.500% 4/20/49	394,692	419,006
Pool #4747 5.000% 7/20/40	115,460	126,738
Pool #MA5712 5.000% 1/20/49	897,195	954,549
Government National Mortgage Association II TBA(e) Pool #1019 4.500% 7/01/48	1,200,000	1,272,937
Uniform Mortgage Back Securities TBA
Pool #C025 2.500% 4/01/49 (e)	2,100,000	2,179,816
Pool #6985 3.000% 8/01/49 (e)	900,000	942,363
Pool #3649 3.500% 8/01/48 (e)	2,600,000	2,746,352
Pool #19687 4.500% 9/01/48 (e)	15,000,000	16,116,796
Pool #29986 5.000% 9/01/48 (e)	1,300,000	1,401,766
		233,609,603
Whole Loans — 0.5%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2015-HQ1, Class M3, 1 mo. USD LIBOR + 3.800% 4.747% FRN 3/25/25	676,956	645,212
Series 2017-DNA1, Class B1, 1 mo. USD LIBOR + 4.950% 5.897% FRN 7/25/29	1,450,000	791,837

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2019-R07, Class 1M2, 1 mo. USD LIBOR + 2.100% 3.047% FRN 10/25/39 (c)	$740,000	$595,421
Series 2019-R02, Class 1M2, 1 mo. USD LIBOR + 2.300% 3.247% FRN 8/25/31 (c)	1,455,250	1,247,796
		3,280,266

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $248,293,286)		254,691,149

U.S. TREASURY OBLIGATIONS — 11.4%
U.S. Treasury Bonds & Notes — 11.4%
U.S. Treasury Bond
2.000% 2/15/50	4,540,000	5,258,298
2.875% 8/15/45	3,850,000	5,140,187
3.000% 2/15/48 (k)	5,850,000	8,092,579
3.750% 11/15/43 (k)	16,280,000	24,458,523
U.S. Treasury Inflation Index
0.250% 2/15/50 (k)	4,484,662	4,621,688
0.750% 2/15/42	821,894	920,465
1.000% 2/15/46	1,567,584	1,905,067
1.000% 2/15/48	3,096,160	3,811,392
1.000% 2/15/49 (k)	8,712,925	10,824,858
1.375% 2/15/44 (k)	2,224,568	2,851,404
2.125% 2/15/40	405,753	566,837
U.S. Treasury Note
1.375% 1/31/25	4,110,000	4,302,971
1.750% 12/31/24	230,000	244,733
2.125% 5/15/22	80,000	83,168
2.250% 11/15/25	900,000	987,911
United States Treasury Strip Principal
0.010% 5/15/49	3,450,000	2,262,868
		76,332,949

TOTAL U.S. TREASURY OBLIGATIONS (Cost $63,643,311)		76,332,949

TOTAL BONDS & NOTES (Cost $696,558,269)		694,538,985

TOTAL PURCHASED OPTIONS (#) — 0.1% (Cost $1,118,312)		350,786

	Number of Shared	Value
MUTUAL FUNDS — 0.0%
Diversified Financial Services — 0.0%
State Street Navigator Securities Lending Prime Portfolio (l)	252,982	$252,982

TOTAL MUTUAL FUNDS (Cost $252,982)		252,982

TOTAL LONG-TERM INVESTMENTS (Cost $697,929,563)		695,142,753

	Principal Amount
SHORT-TERM INVESTMENTS — 0.0%
Repurchase Agreement — 0.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%, due 4/01/20 (m)	$261,244	261,244

TOTAL SHORT-TERM INVESTMENTS (Cost $261,244)		261,244

TOTAL INVESTMENTS — 103.7% (Cost $698,190,807) (n)		695,403,997

Less Unfunded Loan Commitments — 0.0%		(35,908)

NET INVESTMENTS — 103.7% (Cost $698,154,899)		695,368,089

Other Assets/(Liabilities) — (3.7)%		(24,531,502)

NET ASSETS — 100.0%		$670,836,587

Abbreviation Legend

ABS	Asset-Backed Security

ARLLMONP Argentina Blended Historical Policy Rate

CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
OAT	Obligations Assimilables du Tresor
SOFR	Secured Overnight Financing Rate
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled loan commitments at March 31, 2020 where the rate will be determined at time of settlement.
(b)	Unfunded or partially unfunded loan commitments.
(c)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2020, the aggregate market value of these securities amounted to $96,823,721 or 14.43% of net assets.

(d)	Security is perpetual and has no stated maturity date.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $351,649 or 0.05% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $107,916 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(g)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2020.

(h)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(i)

The Government of Argentina announced a re-profiling of government debt to extend maturity dates and instituted foreign exchange restrictions. Holders of the impacted security will receive 15% of the outstanding maturity proceeds on the original maturity date; 25% of the original maturity date 90 calendar days later; and 60% of the original maturity date 180 calendar days later.

(j)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2020, these securities amounted to a value of $1,342,652 or 0.20% of net assets.

(k)	A portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(l)	Represents investment of security lending cash collateral. (Note 2).
(m)

Maturity value of $261,244. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $268,096.

(n)	See Note 6 for aggregate cost for federal tax purposes.

(#) OTC Options Purchased

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
USD Call EUR Put	Citibank N.A.*	4/24/20	1.08	10,670,000	USD	10,670,000	$41,613	$85,680	$(44,067)
USD Call EUR Put	Goldman Sachs & Co.*	4/15/20	1.09	11,910,000	USD	11,910,000	39,303	93,970	(54,667)
USD Call EUR Put	Goldman Sachs & Co.*	4/27/20	1.11	5,300,000	USD	5,300,000	60,420	47,700	12,720
							141,336	227,350	(86,014)
Put
USD Put MXN Call	Goldman Sachs & Co.*	6/02/20	19.32	8,170,000	USD	8,170,000	$5,719	$91,177	$(85,458)
							$147,055	$318,527	$(171,472)

*	Contracts are subject to a Master Netting Agreement.

(#) Exchange-Traded Options Purchased

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
Euro-Bund Future	4/24/20	187.50	189	EUR	32,605,390	$4,169	$4,419	$(250)

Put
U.S. Treasury Long Bond Future	4/24/20	170.00	71	USD	12,713,438	$32,172	$35,248	$(3,076)
U.S. Treasury Long Bond Future	4/24/20	168.00	89	USD	15,936,563	29,203	205,388	(176,185)
U.S. Treasury Note 5 Year Future	4/24/20	100.00	435	USD	54,531,328	3,399	20,893	(17,494)
U.S. Treasury Note 5 Year Future	4/24/20	101.00	326	USD	40,867,156	2,547	15,845	(13,298)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
U.S. Treasury Note 5 Year Future	4/24/20	109.00	235	USD	29,459,453	$3,672	$7,750	$(4,078)
U.S. Treasury Note 5 Year Future	4/24/20	110.00	4	USD	501,438	63	132	(69)
U.S. Treasury Note 5 Year Future	4/24/20	111.00	23	USD	2,883,266	359	759	(400)
U.S. Treasury Note 5 Year Future	4/24/20	112.50	388	USD	48,639,438	9,094	9,765	(671)
U.S. Treasury Note 5 Year Future	4/24/20	113.50	166	USD	20,809,656	3,891	4,178	(287)
U.S. Treasury Note 10 Year Future	4/24/20	116.50	450	USD	62,409,375	7,031	14,841	(7,810)
U.S. Treasury Note 5 Year Future	4/24/20	123.00	79	USD	9,903,391	4,937	8,715	(3,778)
U.S. Treasury Note 10 Year Future	4/24/20	135.00	172	USD	23,854,250	24,187	120,001	(95,814)
U.S. Treasury Note 10 Year Future	4/24/20	136.00	153	USD	21,219,188	33,469	129,015	(95,546)
U.S. Treasury Note 2 Year Future	4/24/20	85.00	206	USD	45,398,859	206	13,231	(13,025)
U.S. Treasury Note 5 Year Future	4/24/20	95.00	353	USD	44,251,859	2,758	22,673	(19,915)
U.S. Treasury Note 5 Year Future	4/24/20	105.00	82	USD	10,279,469	1,281	2,704	(1,423)
U.S. Treasury Note 5 Year Future	4/24/20	107.00	6	USD	752,156	93	198	(105)
U.S. Treasury Note 5 Year Future	4/24/20	108.00	92	USD	11,533,063	1,438	3,034	(1,596)
						$159,800	$614,370	$(454,570)
						$163,969	$618,789	$(454,820)

(#) Credit Default Index Swaptions Purchased

				Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Exercise Rate	Rate/ Reference Obligation Index	Frequency	Rate/ Reference Obligation Index	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
Sell Protection on 4-Year Credit Default Swap, 12/20/24	Goldman Sachs & Co.*	5/20/20	65.00	CDX.NA.IG Series 33	Quarterly	1.00%	Quarterly	USD	7,100,000	$1,044	$17,750	$(16,706)

*	Contracts are subject to a Master Netting Agreement.

(#) Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
30-Year Interest Rate Swap, 8/03/50	Goldman Sachs & Co.*	7/30/20	1.92%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	1,900,000	$9,491	$43,758	$(34,267)
30-Year Interest Rate Swap, 8/03/50	Morgan Stanley & Co. LLC*	7/30/20	1.88%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	590,000	3,236	16,004	(12,768)
30-Year Interest Rate Swap, 8/03/50	Morgan Stanley & Co. LLC*	7/30/20	1.88%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	1,770,000	9,707	46,079	(36,372)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
30-Year Interest Rate Swap, 8/21/50	Morgan Stanley & Co. LLC*	8/19/20	1.91%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	2,670,000	$16,284	$57,405	$(41,121)
									$38,718	$163,246	$(124,528)

*	Contracts are subject to a Master Netting Agreement.

OTC Options Written

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
USD Call MXN Put	Goldman Sachs & Co.*	6/02/20	20.94	8,170,000	USD	8,170,000	$(1,058,832)	$(91,177)	$(967,655)
Put
USD Put MXN Call	Goldman Sachs & Co.*	4/23/20	24.15	3,211,419	USD	3,211,419	$(143,229)	$(63,718)	$(79,511)
							$(1,202,061)	$(154,895)	$(1,047,166)

*	Contracts are subject to a Master Netting Agreement.

Exchange-Traded Options Written

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
U.S. Treasury Note 10 Year Future	4/24/20	137.00	183	USD	25,379,813	$(374,578)	$(88,324)	$(286,254)
U.S. Treasury Note 10 Year Future	4/24/20	141.00	172	USD	23,854,250	(43,000)	(127,328)	84,328
U.S. Treasury Long Bond Future	4/24/20	188.00	89	USD	15,936,563	(44,500)	(209,299)	164,799
U.S. Treasury Note 10 Year Future	5/22/20	134.00	264	USD	36,613,500	(1,311,750)	(78,825)	(1,232,925)
U.S. Treasury Note 10 Year Future	5/22/20	139.50	183	USD	25,379,813	(171,563)	(236,793)	65,230
U.S. Treasury Note 10 Year Future	5/22/20	140.50	146	USD	20,248,375	(91,250)	(128,279)	37,029
						(2,036,641)	(868,848)	(1,167,793)
Put
U.S. Treasury Note 5 Year Future	4/24/20	120.00	158	USD	19,806,781	$(6,172)	$(8,297)	$2,125
U.S. Treasury Note 5 Year Future	4/24/20	123.75	202	USD	25,322,594	(17,359)	(80,619)	63,260
U.S. Treasury Note 5 Year Future	4/24/20	124.00	174	USD	21,812,531	(17,672)	(130,761)	113,089
U.S. Treasury Note 5 Year Future	4/24/20	124.25	120	USD	15,043,125	(15,000)	(84,847)	69,847
U.S. Treasury Note 5 Year Future	5/22/20	124.00	227	USD	28,456,578	(49,656)	(155,857)	106,201
U.S. Treasury Note 5 Year Future	5/22/20	124.50	113	USD	14,165,609	(33,547)	(53,211)	19,664
U.S. Treasury Note 5 Year Future	5/22/20	124.75	6	USD	752,156	(2,109)	(4,052)	1,943
U.S. Treasury Note 10 Year Future	5/22/20	128.00	966	USD	133,972,125	(90,563)	(145,048)	54,485
U.S. Treasury Note 10 Year Future	5/22/20	133.00	306	USD	42,438,375	(66,938)	(130,861)	63,923
U.S. Treasury Long Bond Future	5/22/20	158.00	292	USD	52,286,250	(100,375)	(163,557)	63,182
U.S. Treasury Long Bond Future	5/22/20	160.00	71	USD	12,713,438	(28,843)	(35,001)	6,158
						(428,234)	(992,111)	563,877
						$(2,464,875)	$(1,860,959)	$(603,916)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

Credit Default Index Swaptions Written

				Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Exercise Rate	Reference Obligation Index	Frequency	Reference Obligation Index	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
Sell Protection on 4-Year Credit Default Swap, 12/20/24	Goldman Sachs & Co.*	5/20/20	85.00	CDX.NA.IG Series 33	Quarterly	1.00%	Quarterly	USD	7,100,000	$(99,684)	$(18,460)	$(81,224)

*	Contracts are subject to a Master Netting Agreement.

Interest Rate Swaptions Written

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
5-Year Interest Rate Swap, 8/03/25	Goldman Sachs & Co.*	7/30/20	3-Month USD LIBOR BBA	Quarterly	1.60%	Semi-Annually	USD	9,510,000	$(2,748)	$(43,804)	$41,056
2-Year Interest Rate Swap, 6/09/22	Morgan Stanley & Co. LLC*	6/05/20	3-Month USD LIBOR BBA	Quarterly	0.62%	Semi-Annually	USD	14,010,000	(2,690)	(42,380)	39,690
5-Year Interest Rate Swap, 6/09/25	Morgan Stanley & Co. LLC*	6/05/20	3-Month USD LIBOR BBA	Quarterly	0.73%	Semi-Annually	USD	14,010,000	(23,985)	(115,933)	91,948
5-Year Interest Rate Swap, 8/03/25	Morgan Stanley & Co. LLC*	7/30/20	3-Month USD LIBOR BBA	Quarterly	1.55%	Semi-Annually	USD	3,240,000	(1,011)	(16,038)	15,027
5-Year Interest Rate Swap, 8/03/25	Morgan Stanley & Co. LLC*	7/30/20	3-Month USD LIBOR BBA	Quarterly	1.55%	Semi-Annually	USD	9,710,000	(3,030)	(44,666)	41,636
5-Year Interest Rate Swap, 8/21/25	Morgan Stanley & Co. LLC*	8/19/20	3-Month USD LIBOR BBA	Quarterly	1.60%	Semi-Annually	USD	13,370,000	(3,931)	(57,491)	53,560
									$(37,395)	$(320,312)	$282,917

*	Contracts are subject to a Master Netting Agreement.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Barclays Bank PLC*	4/17/20	IDR	144,534,594,997	USD	10,272,537	$(1,422,758)
Barclays Bank PLC*	4/17/20	INR	476,752,015	USD	6,550,006	(257,778)
BNP Paribas SA*	4/17/20	ZAR	16,890,000	USD	1,169,789	(227,594)
BNP Paribas SA*	4/17/20	USD	29,982,914	EUR	26,721,000	496,720
Citibank N.A.*	4/17/20	CAD	27,927,472	USD	21,513,533	(1,665,032)
Citibank N.A.*	4/17/20	GBP	2,847,174	USD	3,738,451	(200,970)
Citibank N.A.*	4/17/20	BRL	17,463,262	USD	4,264,988	(907,469)
Citibank N.A.*	4/17/20	AUD	1,197,575	USD	828,147	(91,460)
Citibank N.A.*	4/17/20	USD	5,079,724	PHP	257,796,000	15,775
Citibank N.A.*	4/17/20	USD	4,197,554	CNY	29,115,495	91,317
Citibank N.A.*	4/17/20	MXN	119,408,504	USD	6,084,591	(1,061,825)
Citibank N.A.*	4/17/20	EUR	19,658,749	USD	21,875,385	(182,270)
Citibank N.A.*	4/17/20	USD	834,212	GBP	650,000	26,617
Citibank N.A.*	4/17/20	USD	6,475,483	MXN	157,315,512	(141,792)
Citibank N.A.*	4/17/20	USD	2,348,046	EUR	2,108,276	21,597
Citibank N.A.*	4/17/20	USD	6,307,495	INR	476,752,015	15,267
Citibank N.A.*	4/28/20	EUR	5,049,000	USD	5,599,846	(25,823)
Goldman Sachs & Co.*	4/17/20	MXN	141,148,171	USD	7,393,905	(1,456,688)
Goldman Sachs & Co.*	4/17/20	USD	331,799	JPY	35,769,253	(1,063)
Goldman Sachs & Co.*	4/17/20	USD	2,959,522	RUB	183,306,110	631,095
Goldman Sachs & Co.*	4/17/20	USD	3,804,633	EUR	3,440,890	7,666
Goldman Sachs & Co.*	4/17/20	USD	2,122,193	BRL	10,972,019	12,692
Morgan Stanley & Co. LLC*	6/04/20	USD	4,280,983	MXN	85,320,000	717,820
						$(5,605,956)

*	Contracts are subject to a Master Netting Agreement.

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
Fed Fund 30 day	4/30/20	179	$73,622,042	$913,181
Euro-BTP	6/08/20	184	29,959,764	(1,201,367)
Euro-OAT	6/08/20	43	8,199,253	(257,154)
90 Day Eurodollar	6/15/20	1,124	277,734,196	1,790,554
U.S. Treasury Long Bond	6/19/20	258	43,283,978	2,914,147
U.S. Treasury Note 10 Year	6/19/20	1,024	136,684,548	5,331,452
U.S. Treasury Ultra Bond	6/19/20	64	13,265,954	934,046
U.S. Treasury Note 2 Year	6/30/20	206	45,011,489	387,370
U.S. Treasury Note 5 Year	6/30/20	1,173	143,381,426	3,665,121
90 Day Eurodollar	12/14/20	282	69,446,711	813,589
				$15,290,939

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Short
Euro-Bund	6/08/20	308	$(59,306,520)	$547,539
Euro-Buxl 30 Year Bond	6/08/20	4	(950,121)	20,672
Japanese Government Bond 10 Year	6/15/20	6	(8,514,484)	90,698
U.S. Treasury Ultra 10 Year	6/19/20	112	(16,281,931)	(1,193,569)
UK Long Gilt	6/26/20	72	(11,950,912)	(230,293)
90 Day Eurodollar	3/15/21	230	(57,273,354)	(62,771)
90 Day Eurodollar	12/13/21	469	(116,253,591)	(615,347)
				$(1,443,071)

Centrally Cleared Credit Default Swap - Sell Protection††

Reference Obligation/ Index	Rate Received by Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 33†	1.000%	Quarterly	12/20/24	NR**	USD	63,065,000	$(219,025)	$260,324	$(479,349)
CDX.NA.IG Series 34†	1.000%	Quarterly	6/20/25	BBB+**	USD	35,500,000	(236,288)	(19,219)	(217,069)
CDX.NA.HY Series 34†	5.000%	Quarterly	6/20/25	BBB+**	USD	8,660,000	(555,972)	(348,806)	(207,166)
							$(1,011,285)	$(107,701)	$(903,584)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 1.498%	Annually	6-Month EURIBOR	Semi-Annually	8/23/47	EUR	600,800	$(236,459)	$(643)	$(235,816)
28 Day-MXN-TIIE-Banxico	Monthly	Fixed 7.450%	Monthly	7/18/29	MXN	88,370,000	134,873	37,243	97,630
28 Day-MXN-TIIE-Banxico	Monthly	Fixed 7.440%	Monthly	7/20/29	MXN	91,920,000	137,203	46,912	90,291
3-Month USD LIBOR	Quarterly	Fixed 0.600%	Semi-Annually	3/23/22	USD	29,610,000	86,361	4,627	81,734
3-Month USD LIBOR	Quarterly	Fixed 0.700%	Semi-Annually	3/23/25	USD	17,250,000	161,882	(13,923)	175,805
3-Month USD LIBOR	Quarterly	Fixed 0.645%	Semi-Annually	9/18/25	USD	6,069,000	41,629	—	41,629
3-Month USD LIBOR	Quarterly	Fixed 0.658%	Semi-Annually	9/18/25	USD	4,709,000	35,343	—	35,343
Fixed 1.550%	Semi-Annually	3-Month USD LIBOR	Quarterly	6/30/26	USD	57,657,000	(3,472,911)	202,181	(3,675,092)
Fixed 1.520%	Semi-Annually	3-Month USD LIBOR	Quarterly	7/31/26	USD	22,283,000	(1,295,047)	79,396	(1,374,443)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 1.650%	Semi-Annually	3-Month USD LIBOR	Quarterly	11/15/26	USD	2,042,000	$(141,165)	$(7,726)	$(133,439)
Fixed 1.600%	Semi-Annually	3-Month USD LIBOR	Quarterly	11/15/26	USD	5,615,000	(369,716)	1,877	(371,593)
Fixed 0.300%	Annually	Fed Funds	Annually	2/15/27	USD	24,589,000	82,428	75,328	7,100
Fixed 0.750%	Semi-Annually	3-Month USD LIBOR	Quarterly	2/15/27	USD	19,233,000	(218,386)	3,560	(221,946)
3-Month USD LIBOR	Quarterly	Fixed 0.770%	Semi-Annually	3/24/27	USD	23,180,000	259,878	171,833	88,045
Fixed 1.850%	Semi-Annually	3-Month USD LIBOR	Quarterly	11/15/44	USD	22,465,000	(4,912,029)	47,291	(4,959,320)
Fixed 1.810%	Semi-Annually	3-Month USD LIBOR	Quarterly	11/15/44	USD	2,300,000	(481,784)	3,078	(484,862)
Fixed 1.656%	Semi-Annually	3-Month USD LIBOR	Quarterly	8/23/49	USD	12,270,000	(2,468,377)	(45,785)	(2,422,592)
Fixed 0.900%	Semi-Annually	3-Month USD LIBOR	Quarterly	3/17/50	USD	2,610,000	1,771	3,077	(1,306)
Fixed 0.818%	Semi-Annually	3-Month USD LIBOR	Quarterly	3/19/50	USD	1,323,000	31,167	—	31,167
Fixed 0.792%	Semi-Annually	3-Month USD LIBOR	Quarterly	9/18/50	USD	1,319,000	40,109	—	40,109
Fixed 0.838%	Semi-Annually	3-Month USD LIBOR	Quarterly	9/18/50	USD	1,105,000	20,756	—	20,756
Fixed 0.855%	Semi-Annually	3-Month USD LIBOR	Quarterly	9/18/50	USD	854,000	11,956	(1,680)	13,636
							$(12,550,518)	$606,646	$(13,157,164)

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
BRL CDI	Maturity	Fixed 7.024%	Maturity	Citibank N.A.*	1/04/27	BRL	9,300,000	$(1,823)	$—	$(1,823)
BRL CDI	Maturity	Fixed 7.024%	Maturity	Citibank N.A.*	1/04/27	BRL	11,000,000	(2,156)	5,821	(7,977)
BRL CDI	Maturity	Fixed 7.024%	Maturity	Citibank N.A.*	1/04/27	BRL	11,846,000	(2,323)	7,253	(9,576)
								$(6,302)	$13,074	$(19,376)

*	Contracts are subject to a Master Netting Agreement.
**

Rating is determined by Western Asset Management Company and represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody’s Investors Service, Inc., S&P Global Ratings, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††

For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings or Western Asset Management Company’s rating category, as applicable.The reference entity rating represents the creditworthiness of the underlying issuer. As the credit rating declines, the likelihood of payment by the fund increases.Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

Currency Legend

ARS	Argentinean Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
PHP	Philippine Peso
RUB	Russian Ruble
USD	U.S. Dollar
ZAR	South African Rand

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund — Portfolio of Investments
March 31, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.2%
COMMON STOCK — 96.6%
Basic Materials — 2.8%
Chemicals — 2.4%
Albemarle Corp. (a)	3,000	$169,110
Celanese Corp.	3,400	249,526
CF Industries Holdings, Inc.	56,248	1,529,946
Dow, Inc.	21,800	637,432
DuPont de Nemours, Inc.	64,452	2,197,813
Eastman Chemical Co.	3,900	181,662
FMC Corp.	3,700	302,253
Huntsman Corp.	5,600	80,808
LyondellBasell Industries NV Class A	11,100	550,893
PPG Industries, Inc.	6,200	518,320
		6,417,763
Forest Products & Paper — 0.1%
International Paper Co.	11,200	348,656
Iron & Steel — 0.2%
Nucor Corp.	8,700	313,374
Reliance Steel & Aluminum Co.	1,900	166,421
Steel Dynamics, Inc.	6,000	135,240
		615,035
Mining — 0.1%
Freeport-McMoRan, Inc.	37,900	255,825
		7,637,279
Communications — 9.7%
Advertising — 0.2%
The Interpublic Group of Cos., Inc.	9,300	150,567
Omnicom Group, Inc.	6,200	340,380
		490,947
Internet — 0.3%
eBay, Inc.	23,100	694,386
Media — 3.4%
Comcast Corp. Class A	192,260	6,609,899
Discovery, Inc. Class A (b)	2,600	50,544
Fox Corp. Class B	86,783	1,985,595
The Walt Disney Co.	5,690	549,654
		9,195,692
Telecommunications — 5.8%
AT&T, Inc.	189,400	5,521,010
Cisco Systems, Inc.	53,068	2,086,103
Corning, Inc.	12,400	254,696
Juniper Networks, Inc.	9,500	181,830
Verizon Communications, Inc.	145,707	7,828,837
		15,872,476
		26,253,501

	Number of Shares	Value
Consumer, Cyclical — 4.3%
Airlines — 0.4%
Alaska Air Group, Inc.	3,400	$96,798
Delta Air Lines, Inc.	18,500	527,805
JetBlue Airways Corp. (b)	8,100	72,495
Southwest Airlines Co.	15,000	534,150
		1,231,248
Apparel — 0.1%
Ralph Lauren Corp.	1,400	93,562
Skechers U.S.A., Inc. Class A (b)	3,700	87,838
		181,400
Auto Manufacturers — 0.7%
Cummins, Inc.	4,400	595,408
General Motors Co.	34,500	716,910
PACCAR, Inc.	9,900	605,187
		1,917,505
Auto Parts & Equipment — 0.2%
Allison Transmission Holdings, Inc.	3,400	110,874
Aptiv PLC	7,300	359,452
BorgWarner, Inc.	5,800	141,346
Lear Corp.	1,000	81,250
		692,922
Distribution & Wholesale — 0.3%
HD Supply Holdings, Inc. (b)	4,200	119,406
LKQ Corp. (b)	8,800	180,488
W.W. Grainger, Inc.	1,600	397,600
		697,494
Home Builders — 0.3%
D.R. Horton, Inc.	10,500	357,000
Lennar Corp. Class A	8,000	305,600
PulteGroup, Inc.	7,300	162,936
		825,536
Home Furnishing — 0.1%
Whirlpool Corp.	1,900	163,020
Housewares — 0.1%
Newell Brands, Inc.	12,000	159,360
Leisure Time — 0.0%
Harley-Davidson, Inc. (a)	4,400	83,292
Lodging — 0.5%
Hyatt Hotels Corp. Class A	1,000	47,900
Las Vegas Sands Corp.	31,140	1,322,516
		1,370,416
Retail — 1.5%
Advance Auto Parts, Inc.	1,100	102,652
AutoZone, Inc. (b)	700	592,200
Best Buy Co., Inc.	7,400	421,800

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
CarMax, Inc. (b)	4,700	$253,001
Genuine Parts Co.	4,100	276,053
Nordstrom, Inc. (a)	4,500	69,030
Target Corp.	13,200	1,227,204
Walgreens Boots Alliance, Inc.	25,300	1,157,475
Williams-Sonoma, Inc. (a)	2,200	93,544
		4,192,959
Textiles — 0.1%
Mohawk Industries, Inc. (b)	2,000	152,480
		11,667,632
Consumer, Non-cyclical — 23.8%
Agriculture — 2.3%
Archer-Daniels-Midland Co.	15,900	559,362
Philip Morris International, Inc.	78,666	5,739,471
		6,298,833
Beverages — 0.1%
Molson Coors Beverage Co. Class B	3,900	152,139
Biotechnology — 3.7%
Amgen, Inc.	17,000	3,446,410
Bio-Rad Laboratories, Inc. Class A (b)	700	245,392
Biogen, Inc. (b)	5,200	1,645,176
Gilead Sciences, Inc.	64,966	4,856,858
		10,193,836
Commercial Services — 0.3%
AMERCO	600	174,330
ManpowerGroup, Inc.	1,700	90,083
Quanta Services, Inc.	4,100	130,093
Robert Half International, Inc.	3,000	113,250
United Rentals, Inc. (b)	2,100	216,090
		723,846
Foods — 2.4%
Conagra Brands, Inc.	61,400	1,801,476
Ingredion, Inc.	2,000	151,000
The J.M. Smucker Co.	2,800	310,800
Kellogg Co.	9,700	581,903
The Kraft Heinz Co.	19,800	489,852
Pilgrim’s Pride Corp. (b)	4,000	72,480
Tyson Foods, Inc. Class A	55,754	3,226,484
		6,633,995
Health Care – Products — 0.1%
Henry Schein, Inc. (b)	4,200	212,184
Health Care – Services — 2.8%
Anthem, Inc.	18,939	4,299,911
DaVita, Inc. (b)	3,900	296,634
HCA Healthcare, Inc.	9,700	871,545
Humana, Inc.	3,300	1,036,266

	Number of Shares	Value
Laboratory Corp. of America Holdings (b)	2,800	$353,892
Molina Healthcare, Inc. (b)	1,600	223,536
Quest Diagnostics, Inc.	3,900	313,170
Universal Health Services, Inc. Class B	2,200	217,976
		7,612,930
Household Products & Wares — 1.2%
Avery Dennison Corp.	1,900	193,553
Kimberly-Clark Corp.	24,012	3,070,414
		3,263,967
Pharmaceuticals — 10.9%
AbbVie, Inc.	19,926	1,518,162
AmerisourceBergen Corp.	5,800	513,300
Becton Dickinson and Co.	8,716	2,002,675
Cardinal Health, Inc.	8,400	402,696
CVS Health Corp.	51,299	3,043,570
Jazz Pharmaceuticals PLC (b)	1,700	169,558
Johnson & Johnson	96,412	12,642,506
McKesson Corp.	5,200	703,352
Merck & Co., Inc.	72,700	5,593,538
Perrigo Co. PLC	3,900	187,551
Pfizer, Inc.	90,000	2,937,600
		29,714,508
		64,806,238
Energy — 5.2%
Oil & Gas — 4.1%
Cabot Oil & Gas Corp.	6,500	111,735
Chevron Corp.	53,200	3,854,872
ConocoPhillips	31,300	964,040
Occidental Petroleum Corp.	64,977	752,433
Phillips 66	12,700	681,355
Total SA	119,116	4,619,255
Total SA Sponsored ADR	1,100	40,964
		11,024,654
Pipelines — 1.1%
Kinder Morgan, Inc.	59,200	824,064
TC Energy Corp.	50,353	2,230,638
		3,054,702
		14,079,356
Financial — 25.5%
Banks — 15.5%
Bank of America Corp.	254,600	5,405,158
The Bank of New York Mellon Corp.	26,200	882,416
Citigroup, Inc.	62,400	2,628,288
Citizens Financial Group, Inc.	12,400	233,244
Commerce Bancshares, Inc.	3,200	161,120

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Cullen/Frost Bankers, Inc.	1,700	$94,843
Fifth Third Bancorp	112,460	1,670,031
The Goldman Sachs Group, Inc.	10,100	1,561,359
Huntington Bancshares, Inc.	29,100	238,911
JP Morgan Chase & Co.	114,582	10,315,818
KeyCorp	28,000	290,360
M&T Bank Corp.	3,700	382,691
Morgan Stanley	133,753	4,547,602
Northern Trust Corp.	6,000	452,760
The PNC Financial Services Group, Inc.	12,500	1,196,500
Regions Financial Corp.	27,500	246,675
Signature Bank	1,400	112,546
State Street Corp.	47,638	2,537,676
SVB Financial Group (b)	1,500	226,620
US Bancorp	44,500	1,533,025
Wells Fargo & Co.	248,220	7,123,914
Western Alliance Bancorp	2,900	88,769
Zions Bancorp NA	4,800	128,448
		42,058,774
Diversified Financial Services — 2.9%
Ally Financial, Inc.	10,700	154,401
American Express Co.	23,400	2,003,274
Ameriprise Financial, Inc.	4,000	409,920
BlackRock, Inc.	4,500	1,979,865
Capital One Financial Corp.	13,300	670,586
The Charles Schwab Corp.	30,200	1,015,324
Credit Acceptance Corp. (b)	600	153,414
Eaton Vance Corp.	3,200	103,200
LPL Financial Holdings, Inc.	2,300	125,189
Raymond James Financial, Inc.	3,900	246,480
SEI Investments Co.	3,500	162,190
T. Rowe Price Group, Inc.	6,700	654,255
The Western Union Co.	11,300	204,869
		7,882,967
Insurance — 6.6%
Aflac, Inc.	21,000	719,040
Alleghany Corp.	500	276,175
The Allstate Corp.	9,300	853,089
American Financial Group, Inc.	4,100	287,328
American International Group, Inc.	77,816	1,887,038
Arch Capital Group Ltd. (b)	11,500	327,290
Assurant, Inc.	1,800	187,362
Chubb Ltd.	42,266	4,720,689
Cincinnati Financial Corp.	4,000	301,800
Equitable Holdings, Inc.	13,300	192,185
Everest Re Group Ltd.	1,100	211,662
Fidelity National Financial, Inc.	7,800	194,064

	Number of Shares	Value
Globe Life, Inc.	6,700	$482,199
The Hanover Insurance Group, Inc.	1,100	99,638
The Hartford Financial Services Group, Inc.	8,600	303,064
Loews Corp.	8,500	296,055
Markel Corp. (b)	410	380,435
MetLife, Inc.	80,717	2,467,519
Old Republic International Corp.	6,100	93,025
Principal Financial Group, Inc.	7,900	247,586
The Progressive Corp.	11,600	856,544
Prudential Financial, Inc.	11,400	594,396
The Travelers Cos., Inc.	15,100	1,500,185
Voya Financial, Inc. (a)	4,300	174,365
W.R. Berkley Corp.	4,500	234,765
		17,887,498
Real Estate — 0.1%
CBRE Group, Inc. Class A (b)	9,600	362,016
Real Estate Investment Trusts (REITS) — 0.4%
SL Green Realty Corp.	24,436	1,053,192
Savings & Loans — 0.0%
New York Community Bancorp, Inc.	13,300	124,887
		69,369,334
Industrial — 11.0%
Aerospace & Defense — 4.0%
The Boeing Co.	14,073	2,098,847
General Dynamics Corp.	8,300	1,098,173
L3 Harris Technologies, Inc.	14,929	2,689,012
Lockheed Martin Corp.	8,100	2,745,495
Northrop Grumman Corp.	4,800	1,452,240
Raytheon Co.	6,200	813,130
		10,896,897
Building Materials — 0.5%
Fortune Brands Home & Security, Inc.	3,900	168,675
Johnson Controls International PLC	31,449	847,865
Masco Corp.	8,100	280,017
Owens Corning	3,100	120,311
		1,416,868
Electrical Components & Equipment — 0.3%
Emerson Electric Co.	15,100	719,515
Electronics — 0.3%
Arrow Electronics, Inc. (b)	2,300	119,301
Gentex Corp.	6,700	148,472
Hubbell, Inc.	1,600	183,584
Jabil, Inc.	4,000	98,320
Sensata Technologies Holding PLC (b)	4,500	130,185
		679,862

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Engineering & Construction — 0.0%
AECOM (b)	4,200	$125,370
Environmental Controls — 0.1%
Pentair PLC	4,400	130,944
Hand & Machine Tools — 0.3%
Lincoln Electric Holdings, Inc.	1,600	110,400
Snap-on, Inc.	1,600	174,112
Stanley Black & Decker, Inc.	4,100	410,000
		694,512
Machinery – Construction & Mining — 0.7%
Caterpillar, Inc.	15,800	1,833,432
Oshkosh Corp.	2,000	128,660
		1,962,092
Machinery – Diversified — 0.6%
AGCO Corp.	2,000	94,500
Curtiss-Wright Corp.	700	64,687
Deere & Co.	9,000	1,243,440
Dover Corp.	3,600	302,184
		1,704,811
Miscellaneous - Manufacturing — 1.6%
Carlisle Cos., Inc.	1,500	187,920
Eaton Corp. PLC	11,800	916,742
General Electric Co.	348,812	2,769,567
ITT, Inc.	2,300	104,328
Parker-Hannifin Corp.	3,700	480,001
		4,458,558
Packaging & Containers — 0.2%
Crown Holdings, Inc. (b)	3,900	226,356
Packaging Corp. of America	2,700	234,441
Sonoco Products Co.	2,200	101,970
		562,767
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	1,200	218,652
Transportation — 2.3%
C.H. Robinson Worldwide, Inc. (a)	3,600	238,320
CSX Corp.	22,200	1,272,060
Knight-Swift Transportation Holdings, Inc.	4,900	160,720
United Parcel Service, Inc. Class B	49,436	4,618,311
XPO Logistics, Inc. (b)	1,500	73,125
		6,362,536
		29,933,384
Technology — 11.0%
Computers — 1.5%
Cognizant Technology Solutions Corp. Class A	14,300	664,521
Hewlett Packard Enterprise Co.	36,800	357,328

	Number of Shares	Value
International Business Machines Corp.	25,300	$2,806,529
NetApp, Inc.	3,600	150,084
		3,978,462
Office & Business Equipment — 0.0%
Xerox Holdings Corp.	5,500	104,170
Semiconductors — 6.2%
Applied Materials, Inc.	22,700	1,040,114
Broadcom, Inc.	11,300	2,679,230
Intel Corp.	123,600	6,689,232
Lam Research Corp.	3,400	816,000
Micron Technology, Inc. (b)	31,200	1,312,272
ON Semiconductor Corp. (b)	11,800	146,792
Qorvo, Inc. (b)	3,100	249,953
QUALCOMM, Inc.	60,335	4,081,663
		17,015,256
Software — 3.3%
CDK Global, Inc.	3,200	105,120
Electronic Arts, Inc. (b)	8,400	841,428
Microsoft Corp.	21,736	3,427,984
Oracle Corp.	92,900	4,489,857
		8,864,389
		29,962,277
Utilities — 3.3%
Electric — 3.3%
AES Corp.	17,300	235,280
American Electric Power Co., Inc.	11,400	911,772
Edison International	29,941	1,640,467
Evergy, Inc.	6,400	352,320
NRG Energy, Inc.	7,200	196,272
OGE Energy Corp.	4,000	122,920
Pinnacle West Capital Corp.	2,900	219,791
Public Service Enterprise Group, Inc.	14,400	646,704
Sempra Energy	4,461	504,048
The Southern Co.	74,532	4,035,163
Vistra Energy Corp.	13,700	218,652
		9,083,389

TOTAL COMMON STOCK (Cost $321,291,171)		262,792,390

PREFERRED STOCK — 1.6%
Consumer, Non-cyclical — 0.4%
Pharmaceuticals — 0.4%
Becton Dickinson and Co. Convertible 6.125%	21,607	1,129,614
Utilities — 1.2%
Electric — 1.2%
Sempra Energy Convertible 6.000%	25,232	2,334,465

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Sempra Energy Convertible 6.750%	2,159	$202,795
The Southern Co. Convertible 6.750%	15,036	667,598
		3,204,858

TOTAL PREFERRED STOCK (Cost $4,781,297)		4,334,472

TOTAL EQUITIES (Cost $326,072,468)		267,126,862

MUTUAL FUNDS — 1.1%
Diversified Financial Services — 1.1%
iShares Russell 1000 Value ETF (a)	30,200	2,995,236
State Street Navigator Securities Lending Prime Portfolio (c)	67,048	67,048
		3,062,284
TOTAL MUTUAL FUNDS (Cost $3,222,968)		3,062,284

TOTAL LONG-TERM INVESTMENTS (Cost $329,295,436)		270,189,146

	Principal Amount
SHORT-TERM INVESTMENTS — 1.2%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	$104	104

Repurchase Agreement — 1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%, due 4/01/20 (d)	3,206,352	3,206,352

TOTAL SHORT-TERM INVESTMENTS (Cost $3,206,456)		3,206,456

TOTAL INVESTMENTS — 100.5% (Cost $332,501,892) (e)		273,395,602

Other Assets/(Liabilities) — (0.5)%		(1,264,088)

NET ASSETS — 100.0%		$272,131,514

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $2,622,467 or 0.96% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $2,642,987 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(b)	Non-income producing security.
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)

Maturity value of $3,206,352. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 7/15/22, and an aggregate market value, including accrued interest, of $3,275,619.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund — Portfolio of Investments
March 31, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.9%
COMMON STOCK — 96.9%
Basic Materials — 5.0%
Chemicals — 3.2%
Air Products & Chemicals, Inc.	10,885	$2,172,755
Celanese Corp.	3,245	238,151
DuPont de Nemours, Inc.	136,935	4,669,483
Element Solutions, Inc. (a)	184,475	1,542,211
FMC Corp.	12,281	1,003,235
Linde PLC	27,793	4,808,189
PPG Industries, Inc.	2,678	223,881
		14,657,905
Mining — 1.8%
Barrick Gold Corp.	319,368	5,850,822
Newmont Corp.	29,453	1,333,632
Yamana Gold, Inc.	313,765	862,853
		8,047,307
		22,705,212
Communications — 6.7%
Internet — 1.6%
Alphabet, Inc. Class A (a)	2,864	3,327,825
Booking Holdings, Inc. (a)	176	236,776
eBay, Inc.	70,648	2,123,679
Facebook, Inc. Class A (a)	7,409	1,235,821
		6,924,101
Media — 1.8%
Comcast Corp. Class A	240,740	8,276,641
Telecommunications — 3.3%
AT&T, Inc.	124,508	3,629,408
Cisco Systems, Inc.	32,418	1,274,352
Verizon Communications, Inc.	188,926	10,150,994
		15,054,754
		30,255,496
Consumer, Cyclical — 6.8%
Airlines — 0.2%
Southwest Airlines Co.	21,752	774,589
Apparel — 0.0%
Ralph Lauren Corp.	3,049	203,765
Auto Manufacturers — 0.3%
Cummins, Inc.	11,573	1,566,058
Automotive & Parts — 0.1%
Lear Corp.	2,656	215,800
Magna International, Inc.	7,254	231,548
		447,348
Entertainment — 0.2%
SeaWorld Entertainment, Inc. (a)	91,252	1,005,597

	Number of Shares	Value
Food Services — 0.3%
Aramark	58,916	$1,176,553
Home Builders — 0.6%
Lennar Corp. Class A	69,633	2,659,981
Home Furnishing — 0.3%
Whirlpool Corp.	16,349	1,402,744
Lodging — 0.7%
Las Vegas Sands Corp.	24,832	1,054,615
MGM Resorts International	91,343	1,077,847
Wyndham Destinations, Inc.	24,375	528,938
Wyndham Hotels & Resorts, Inc.	16,836	530,502
		3,191,902
Retail — 3.8%
Advance Auto Parts, Inc.	18,309	1,708,596
AutoZone, Inc. (a)	5,462	4,620,852
Best Buy Co., Inc.	44,002	2,508,114
Dollar General Corp.	15,996	2,415,556
Foot Locker, Inc.	28,690	632,614
Lowe’s Cos., Inc.	59,015	5,078,241
Williams-Sonoma, Inc.	5,729	243,597
		17,207,570
Textiles — 0.3%
Mohawk Industries, Inc. (a)	18,798	1,433,159
		31,069,266
Consumer, Non-cyclical — 22.8%
Beverages — 1.1%
Coca-Cola European Partners PLC	71,242	2,673,712
Molson Coors Beverage Co. Class B	60,915	2,376,294
		5,050,006
Biotechnology — 1.4%
Corteva, Inc. (a)	281,245	6,609,257
Commercial Services — 0.2%
Aaron’s, Inc.	20,894	475,965
Robert Half International, Inc.	5,735	216,496
United Rentals, Inc. (a)	1,612	165,875
		858,336
Cosmetics & Personal Care — 1.2%
The Procter & Gamble Co.	48,942	5,383,620
Foods — 0.3%
The Kroger Co.	49,546	1,492,326
Health Care – Products — 3.0%
Envista Holdings Corp. (a)	86,426	1,291,204
Hologic, Inc. (a)	24,722	867,742
Medtronic PLC	113,448	10,230,741
Zimmer Biomet Holdings, Inc.	15,120	1,528,330
		13,918,017

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Services — 3.8%
Anthem, Inc.	28,597	$6,492,663
UnitedHealth Group, Inc.	42,736	10,657,504
		17,150,167
Household Products — 0.7%
Kimberly-Clark Corp.	23,732	3,034,611
Pharmaceuticals — 11.1%
AmerisourceBergen Corp.	38,892	3,441,942
Cigna Corp. (a)	57,368	10,164,462
CVS Health Corp.	108,744	6,451,782
GlaxoSmithKline PLC Sponsored ADR (b)	96,130	3,642,366
Johnson & Johnson	87,421	11,463,516
McKesson Corp.	25,719	3,478,752
Merck & Co., Inc.	46,314	3,563,399
Novartis AG Sponsored ADR	17,521	1,444,606
Novo Nordisk A/S Sponsored ADR	13,342	803,188
Pfizer, Inc.	178,879	5,838,611
		50,292,624
		103,788,964
Energy — 4.2%
Oil & Gas — 4.2%
BP PLC Sponsored ADR	59,766	1,457,693
Chevron Corp.	18,420	1,334,713
ConocoPhillips	55,974	1,723,999
Hess Corp.	79,843	2,658,772
Marathon Petroleum Corp.	85,612	2,022,155
Phillips 66	65,238	3,500,019
Pioneer Natural Resources Co.	3,326	233,319
Total SA Sponsored ADR	32,379	1,205,794
Valero Energy Corp.	106,566	4,833,834
		18,970,298
		18,970,298
Financial — 24.1%
Banks — 9.8%
Bank of America Corp.	363,879	7,725,151
The Bank of New York Mellon Corp.	41,462	1,396,440
Citigroup, Inc.	59,845	2,520,671
Fifth Third Bancorp	40,589	602,747
Huntington Bancshares, Inc.	95,078	780,590
JP Morgan Chase & Co.	132,115	11,894,314
KeyCorp	60,261	624,907
Northern Trust Corp.	64,608	4,875,320
Truist Financial Corp.	67,254	2,074,113
US Bancorp	129,620	4,465,409
Wells Fargo & Co.	268,947	7,718,779
		44,678,441

	Number of Shares	Value
Diversified Financial Services — 1.5%
American Express Co.	53,006	$4,537,844
The Charles Schwab Corp.	17,013	571,977
Navient Corp.	64,351	487,781
SLM Corp. (b)	192,360	1,383,068
		6,980,670
Insurance — 9.9%
Aflac, Inc.	51,673	1,769,284
American International Group, Inc.	164,698	3,993,926
Aon PLC	10,755	1,775,005
Berkshire Hathaway, Inc. Class B (a)	70,478	12,885,493
Chubb Ltd.	95,394	10,654,556
Everest Re Group Ltd.	15,962	3,071,408
Fidelity National Financial, Inc.	37,172	924,839
Marsh & McLennan Cos., Inc.	12,603	1,089,655
The Progressive Corp.	55,111	4,069,396
Reinsurance Group of America, Inc.	3,070	258,310
The Travelers Cos., Inc.	15,290	1,519,062
Willis Towers Watson PLC	15,933	2,706,220
		44,717,154
Real Estate Investment Trusts (REITS) — 1.6%
Healthpeak Properties, Inc.	133,561	3,185,430
MGM Growth Properties LLC Class A	101,307	2,397,937
Simon Property Group, Inc.	30,770	1,688,042
		7,271,409
Savings & Loans — 1.3%
New York Community Bancorp, Inc.	609,847	5,726,463
		109,374,137
Industrial — 12.4%
Aerospace & Defense — 2.9%
General Dynamics Corp.	15,719	2,079,781
Northrop Grumman Corp.	6,522	1,973,231
Spirit AeroSystems Holdings, Inc. Class A	19,990	478,361
United Technologies Corp.	89,773	8,468,287
		12,999,660
Building Materials — 1.0%
CRH PLC Sponsored ADR	65,269	1,751,820
Owens Corning	78,062	3,029,586
		4,781,406
Electrical Components & Equipment — 0.2%
AMETEK, Inc.	11,784	848,684
Engineering & Construction — 0.5%
Jacobs Engineering Group, Inc.	30,963	2,454,437
Hand & Machine Tools — 0.8%
Stanley Black & Decker, Inc.	38,147	3,814,700

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Construction & Mining — 0.6%
BWX Technologies, Inc.	29,936	$1,458,182
Caterpillar, Inc.	10,946	1,270,174
		2,728,356
Machinery – Diversified — 2.1%
Deere & Co.	30,513	4,215,676
Dover Corp.	24,198	2,031,180
Westinghouse Air Brake Technologies Corp.	65,459	3,150,542
		9,397,398
Miscellaneous - Manufacturing — 2.2%
Eaton Corp. PLC	44,182	3,432,499
General Electric Co.	770,871	6,120,716
Textron, Inc.	9,246	246,591
		9,799,806
Packaging & Containers — 0.1%
WestRock Co.	8,155	230,460
Shipbuilding — 0.4%
Huntington Ingalls Industries, Inc.	10,567	1,925,413
Transportation — 1.6%
J.B. Hunt Transport Services, Inc.	16,275	1,501,043
Kansas City Southern	15,575	1,980,829
Union Pacific Corp.	14,683	2,070,890
United Parcel Service, Inc. Class B	20,364	1,902,405
		7,455,167
		56,435,487
Technology — 9.2%
Computers — 0.9%
Cognizant Technology Solutions Corp. Class A	35,896	1,668,087
Leidos Holdings, Inc.	6,565	601,682
Western Digital Corp.	41,673	1,734,430
		4,004,199
Semiconductors — 5.0%
Applied Materials, Inc.	7,231	331,324
Broadcom, Inc.	9,659	2,290,149
KLA Corp.	15,753	2,264,336
Lam Research Corp.	10,273	2,465,520
Marvell Technology Group Ltd.	119,347	2,700,823
Microchip Technology, Inc. (b)	23,755	1,610,589
Micron Technology, Inc. (a)	66,331	2,789,882
NXP Semiconductor NV	31,462	2,609,144
ON Semiconductor Corp. (a)	19,076	237,305
Qorvo, Inc. (a)	12,176	981,751
QUALCOMM, Inc.	30,522	2,064,813
Texas Instruments, Inc.	22,174	2,215,848
		22,561,484

	Number of Shares	Value
Software — 3.3%
Microsoft Corp.	32,144	$5,069,430
Oracle Corp.	185,593	8,969,710
VMware, Inc. Class A (a) (b)	9,519	1,152,751
		15,191,891
		41,757,574
Utilities — 5.7%
Electric — 5.7%
Dominion Energy, Inc.	96,043	6,933,344
Edison International	128,699	7,051,418
Entergy Corp.	41,051	3,857,563
Exelon Corp.	179,963	6,624,438
FirstEnergy Corp.	3,101	124,257
Vistra Energy Corp.	76,925	1,227,723
		25,818,743

TOTAL COMMON STOCK (Cost $531,497,930)		440,175,177

TOTAL EQUITIES (Cost $531,497,930)		440,175,177

TOTAL LONG-TERM INVESTMENTS (Cost $531,497,930)		440,175,177

	Principal Amount
SHORT-TERM INVESTMENTS — 2.0%
Repurchase Agreement — 2.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%, due 4/01/20 (c)	$8,911,833	8,911,833

TOTAL SHORT-TERM INVESTMENTS (Cost $8,911,833)		8,911,833

TOTAL INVESTMENTS — 98.9% (Cost $540,409,763) (d)		449,087,010

Other Assets/(Liabilities) — 1.1%		5,036,719

NET ASSETS — 100.0%		$454,123,729

Abbreviation Legend

ADR	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $5,470,148 or 1.20% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $5,593,725 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)

Maturity value of $8,911,833. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 7/15/22, and an aggregate market value, including accrued interest, of $9,100,095.

(d)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	83.2%
Ireland	5.0%
Switzerland	2.7%
United Kingdom	2.1%
Canada	1.5%
Bermuda	1.3%
Netherlands	0.6%
France	0.3%
Denmark	0.2%
Total Long-Term Investments	96.9%
Short-Term Investments and Other Assets and Liabilities	3.1%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund — Portfolio of Investments
March 31, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.3%
COMMON STOCK — 98.3%
Basic Materials — 1.9%
Chemicals — 1.5%
Air Products & Chemicals, Inc.	28,865	$5,761,743
Albemarle Corp. (a)	13,884	782,641
Celanese Corp.	15,828	1,161,617
CF Industries Holdings, Inc.	28,472	774,438
Dow, Inc. (b)	97,095	2,839,058
DuPont de Nemours, Inc.	97,005	3,307,870
Eastman Chemical Co.	17,806	829,403
Ecolab, Inc.	32,837	5,116,990
FMC Corp.	16,972	1,386,443
International Flavors & Fragrances, Inc.	13,982	1,427,283
Linde PLC	70,340	12,168,820
LyondellBasell Industries NV Class A	33,617	1,668,412
The Mosaic Co.	45,784	495,383
PPG Industries, Inc.	30,964	2,588,590
The Sherwin-Williams Co.	10,758	4,943,516
		45,252,207
Forest Products & Paper — 0.1%
International Paper Co.	51,345	1,598,370
Iron & Steel — 0.1%
Nucor Corp.	39,704	1,430,138
Mining — 0.2%
Freeport-McMoRan, Inc.	189,989	1,282,425
Newmont Corp.	107,353	4,860,944
		6,143,369
		54,424,084
Communications — 15.5%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	50,771	821,982
Omnicom Group, Inc.	28,511	1,565,254
		2,387,236
Internet — 10.2%
Alphabet, Inc. Class A (b)	39,235	45,589,108
Alphabet, Inc. Class C (b)	39,138	45,510,058
Amazon.com, Inc. (b)	54,534	106,326,030
Booking Holdings, Inc. (b)	5,481	7,373,699
CDW Corp.	18,814	1,754,782
eBay, Inc.	100,135	3,010,058
Expedia Group, Inc.	18,299	1,029,685
F5 Networks, Inc. (b)	7,961	848,881
Facebook, Inc. Class A (b)	315,114	52,561,015
Netflix, Inc. (b)	57,387	21,548,819
NortonLifeLock, Inc.	75,082	1,404,784

	Number of Shares	Value
Twitter, Inc. (b)	101,660	$2,496,770
VeriSign, Inc. (b)	13,529	2,436,438
		291,890,127
Media — 2.0%
Charter Communications, Inc. Class A (b)	20,531	8,957,881
Comcast Corp. Class A	594,462	20,437,603
Discovery, Inc. Class A (a) (b)	20,656	401,553
Discovery, Inc. Class C (b)	43,921	770,374
DISH Network Corp. Class A (b)	33,524	670,145
Fox Corp. Class A	46,421	1,096,928
Fox Corp. Class B (b)	21,261	486,452
News Corp. Class A	50,879	456,639
News Corp. Class B	15,867	142,644
ViacomCBS, Inc. Class B	70,762	991,376
The Walt Disney Co.	236,014	22,798,952
		57,210,547
Telecommunications — 3.2%
Arista Networks, Inc. (b)	7,103	1,438,713
AT&T, Inc.	956,549	27,883,404
CenturyLink, Inc.	128,483	1,215,449
Cisco Systems, Inc.	555,501	21,836,744
Corning, Inc.	100,711	2,068,604
Juniper Networks, Inc.	43,828	838,868
Motorola Solutions, Inc.	22,435	2,982,060
T-Mobile US, Inc. (b)	41,452	3,477,823
Verizon Communications, Inc.	541,558	29,097,911
		90,839,576
		442,327,486
Consumer, Cyclical — 7.6%
Airlines — 0.2%
Alaska Air Group, Inc.	16,129	459,193
American Airlines Group, Inc.	51,052	622,324
Delta Air Lines, Inc.	75,372	2,150,363
Southwest Airlines Co.	62,022	2,208,603
United Airlines Holdings, Inc. (b)	28,496	899,049
		6,339,532
Apparel — 0.6%
Capri Holdings Ltd. (b)	19,856	214,246
Hanesbrands, Inc. (a)	47,245	371,818
NIKE, Inc. Class B	163,160	13,499,858
PVH Corp.	9,709	365,447
Ralph Lauren Corp.	6,513	435,264
Tapestry, Inc.	36,132	467,909
Under Armour, Inc. Class A (b)	24,644	226,971
Under Armour, Inc. Class C (b)	25,479	205,361

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
VF Corp.	42,883	$2,319,113
		18,105,987
Auto Manufacturers — 0.4%
Cummins, Inc.	20,061	2,714,655
Ford Motor Co.	509,904	2,462,836
General Motors Co.	164,640	3,421,219
PACCAR, Inc.	45,290	2,768,578
		11,367,288
Auto Parts & Equipment — 0.1%
Aptiv PLC	33,429	1,646,044
BorgWarner, Inc.	27,039	658,940
		2,304,984
Distribution & Wholesale — 0.2%
Copart, Inc. (b)	26,786	1,835,377
Fastenal Co.	75,100	2,346,875
LKQ Corp. (b)	40,129	823,046
W.W. Grainger, Inc.	5,713	1,419,680
		6,424,978
Entertainment — 0.0%
Live Nation Entertainment, Inc. (b)	18,452	838,828
Home Builders — 0.2%
D.R. Horton, Inc.	43,909	1,492,906
Lennar Corp. Class A	36,649	1,399,992
NVR, Inc. (b)	455	1,168,945
PulteGroup, Inc.	33,357	744,528
		4,806,371
Home Furnishing — 0.1%
Leggett & Platt, Inc.	17,233	459,776
Whirlpool Corp.	8,276	710,081
		1,169,857
Housewares — 0.0%
Newell Brands, Inc.	49,898	662,646
Leisure Time — 0.1%
Carnival Corp.	54,510	717,897
Harley-Davidson, Inc. (a)	20,154	381,515
Norwegian Cruise Line Holdings Ltd. (b)	27,790	304,578
Royal Caribbean Cruises Ltd.	22,509	724,115
		2,128,105
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	36,948	2,521,331
Las Vegas Sands Corp.	44,251	1,879,340
Marriott International, Inc. Class A	35,533	2,658,224
MGM Resorts International	67,434	795,721
Wynn Resorts Ltd.	12,652	761,524
		8,616,140

	Number of Shares	Value
Retail — 5.3%
Advance Auto Parts, Inc.	9,069	$846,319
AutoZone, Inc. (b)	3,120	2,639,520
Best Buy Co., Inc.	29,819	1,699,683
CarMax, Inc. (b)	21,531	1,159,014
Chipotle Mexican Grill, Inc. (b)	3,348	2,190,931
Costco Wholesale Corp.	57,849	16,494,485
Darden Restaurants, Inc.	16,054	874,301
Dollar General Corp.	33,338	5,034,371
Dollar Tree, Inc. (b)	30,990	2,276,835
The Gap, Inc. (a)	27,862	196,149
Genuine Parts Co.	19,025	1,280,953
The Home Depot, Inc.	142,838	26,669,283
Kohl’s Corp.	20,502	299,124
L Brands, Inc.	30,410	351,540
Lowe’s Cos., Inc.	100,366	8,636,494
Macy’s, Inc. (a)	40,462	198,668
McDonald’s Corp.	98,613	16,305,660
Nordstrom, Inc. (a)	14,027	215,174
O’Reilly Automotive, Inc. (b)	9,907	2,982,502
Ross Stores, Inc.	47,367	4,119,508
Starbucks Corp.	154,645	10,166,362
Target Corp.	66,354	6,168,931
Tiffany & Co.	14,135	1,830,483
The TJX Cos., Inc.	158,792	7,591,846
Tractor Supply Co.	15,502	1,310,694
Ulta Beauty, Inc. (b)	7,485	1,315,115
Walgreens Boots Alliance, Inc.	98,174	4,491,461
Walmart, Inc.	185,756	21,105,597
Yum! Brands, Inc.	39,606	2,714,199
		151,165,202
Textiles — 0.0%
Mohawk Industries, Inc. (b)	7,784	593,452
Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	16,663	1,192,238
		215,715,608
Consumer, Non-cyclical — 23.1%
Agriculture — 0.9%
Altria Group, Inc.	244,621	9,459,494
Archer-Daniels-Midland Co.	72,895	2,564,446
Philip Morris International, Inc.	203,733	14,864,360
		26,888,300
Beverages — 1.8%
Brown-Forman Corp. Class B (a)	23,858	1,324,358
The Coca-Cola Co.	504,927	22,343,020
Constellation Brands, Inc. Class A	21,933	3,144,315
Molson Coors Beverage Co. Class B	24,599	959,607

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Monster Beverage Corp. (b)	49,989	$2,812,381
PepsiCo, Inc.	182,594	21,929,539
		52,513,220
Biotechnology — 2.1%
Alexion Pharmaceuticals, Inc. (b)	28,977	2,601,845
Amgen, Inc.	77,805	15,773,408
Biogen, Inc. (b)	23,628	7,475,427
Corteva, Inc. (b)	97,999	2,302,976
Gilead Sciences, Inc.	165,664	12,385,041
Illumina, Inc. (b)	19,249	5,257,287
Incyte Corp. (b)	23,410	1,714,314
Regeneron Pharmaceuticals, Inc. (b)	10,460	5,107,513
Vertex Pharmaceuticals, Inc. (b)	33,672	8,012,252
		60,630,063
Commercial Services — 2.1%
Automatic Data Processing, Inc.	56,659	7,744,152
Cintas Corp.	10,978	1,901,609
Equifax, Inc.	15,855	1,893,880
FleetCor Technologies, Inc. (b)	11,363	2,119,654
Gartner, Inc. (b)	11,713	1,166,263
Global Payments, Inc.	39,355	5,676,172
H&R Block, Inc. (a)	25,503	359,082
IHS Markit Ltd.	52,507	3,150,420
MarketAxess Holdings, Inc.	4,966	1,651,543
Moody’s Corp.	21,261	4,496,701
Nielsen Holdings PLC	46,591	584,251
PayPal Holdings, Inc. (b)	153,754	14,720,408
Quanta Services, Inc.	18,633	591,225
Robert Half International, Inc.	15,394	581,124
Rollins, Inc.	18,437	666,313
S&P Global, Inc.	32,003	7,842,335
United Rentals, Inc. (b)	9,841	1,012,639
Verisk Analytics, Inc.	21,458	2,990,816
		59,148,587
Cosmetics & Personal Care — 1.7%
Colgate-Palmolive Co.	112,225	7,447,251
Coty, Inc. Class A	38,704	199,713
The Estee Lauder Cos., Inc. Class A	29,142	4,643,486
The Procter & Gamble Co.	326,551	35,920,610
		48,211,060
Foods — 1.3%
Campbell Soup Co.	22,790	1,051,986
Conagra Brands, Inc.	63,725	1,869,692
General Mills, Inc.	79,142	4,176,323
The Hershey Co.	19,420	2,573,150
Hormel Foods Corp.	36,411	1,698,209
The J.M. Smucker Co.	14,935	1,657,785
Kellogg Co.	32,605	1,955,974

	Number of Shares	Value
The Kraft Heinz Co.	81,551	$2,017,572
The Kroger Co.	105,017	3,163,112
Lamb Weston Holdings, Inc.	19,126	1,092,095
McCormick & Co., Inc.	16,181	2,284,919
Mondelez International, Inc. Class A	188,537	9,441,933
Sysco Corp.	66,811	3,048,586
Tyson Foods, Inc. Class A	38,653	2,236,849
		38,268,185
Health Care – Products — 3.9%
Abbott Laboratories	231,431	18,262,220
ABIOMED, Inc. (b)	5,913	858,331
Baxter International, Inc.	66,854	5,427,876
Boston Scientific Corp. (b)	182,514	5,955,432
The Cooper Cos., Inc.	6,491	1,789,374
Danaher Corp.	83,709	11,586,163
Dentsply Sirona, Inc.	29,124	1,130,885
Edwards Lifesciences Corp. (b)	27,311	5,151,401
Henry Schein, Inc. (b)	19,215	970,742
Hologic, Inc. (b)	35,112	1,232,431
IDEXX Laboratories, Inc. (b)	11,233	2,721,082
Intuitive Surgical, Inc. (b)	15,134	7,494,508
Medtronic PLC	175,515	15,827,943
ResMed, Inc.	18,828	2,773,176
Steris PLC	11,102	1,553,947
Stryker Corp.	42,162	7,019,551
Teleflex, Inc.	6,062	1,775,317
Thermo Fisher Scientific, Inc.	52,508	14,891,269
Varian Medical Systems, Inc. (b)	11,903	1,221,962
Zimmer Biomet Holdings, Inc.	26,933	2,722,388
		110,365,998
Health Care – Services — 2.1%
Anthem, Inc.	33,203	7,538,409
Centene Corp. (b)	76,447	4,541,716
DaVita, Inc. (b)	11,743	893,173
HCA Healthcare, Inc.	34,643	3,112,674
Humana, Inc.	17,340	5,445,107
IQVIA Holdings, Inc. (b)	23,630	2,548,732
Laboratory Corp. of America Holdings (b)	12,715	1,607,049
Quest Diagnostics, Inc.	17,638	1,416,331
UnitedHealth Group, Inc.	124,059	30,937,833
Universal Health Services, Inc. Class B	10,518	1,042,123
		59,083,147
Household Products — 0.4%
Avery Dennison Corp.	10,934	1,113,847
Church & Dwight Co., Inc.	32,134	2,062,360
The Clorox Co.	16,434	2,847,191

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Kimberly-Clark Corp.	44,889	$5,739,956
		11,763,354
Pharmaceuticals — 6.8%
AbbVie, Inc.	193,643	14,753,660
Align Technology, Inc. (b)	9,391	1,633,564
Allergan PLC	42,986	7,612,821
AmerisourceBergen Corp.	19,684	1,742,034
Becton Dickinson and Co.	35,415	8,137,304
Bristol-Myers Squibb Co.	306,958	17,109,839
Cardinal Health, Inc.	38,300	1,836,102
Cigna Corp. (b)	48,898	8,663,748
CVS Health Corp.	170,581	10,120,571
Eli Lilly & Co.	110,637	15,347,565
Johnson & Johnson	344,629	45,191,201
McKesson Corp.	21,148	2,860,478
Merck & Co., Inc.	333,382	25,650,411
Mylan NV (b)	67,585	1,007,692
Perrigo Co. PLC	17,823	857,108
Pfizer, Inc.	724,663	23,653,000
Zoetis, Inc.	62,369	7,340,208
		193,517,306
		660,389,220
Energy — 2.6%
Oil & Gas — 2.2%
Apache Corp.	49,240	205,823
Cabot Oil & Gas Corp.	53,416	918,221
Chevron Corp.	247,599	17,941,024
Concho Resources, Inc.	26,324	1,127,983
ConocoPhillips	143,681	4,425,375
Devon Energy Corp.	50,676	350,171
Diamondback Energy, Inc.	21,101	552,846
EOG Resources, Inc.	76,179	2,736,350
Exxon Mobil Corp.	554,040	21,036,899
Helmerich & Payne, Inc.	14,201	222,246
Hess Corp.	33,915	1,129,370
HollyFrontier Corp.	19,442	476,523
Marathon Oil Corp.	104,746	344,614
Marathon Petroleum Corp.	85,025	2,008,290
Noble Energy, Inc.	62,630	378,285
Occidental Petroleum Corp.	116,975	1,354,571
Phillips 66	58,186	3,121,679
Pioneer Natural Resources Co.	21,691	1,521,624
Valero Energy Corp.	53,773	2,439,143
		62,291,037
Oil & Gas Services — 0.2%
Baker Hughes Co.	85,097	893,519
Halliburton Co.	114,944	787,366
National Oilwell Varco, Inc.	50,523	496,641

	Number of Shares	Value
Schlumberger Ltd.	181,278	$2,445,440
TechnipFMC PLC	55,028	370,889
		4,993,855
Pipelines — 0.2%
Kinder Morgan, Inc.	255,063	3,550,477
ONEOK, Inc.	54,091	1,179,725
The Williams Cos., Inc.	158,711	2,245,760
		6,975,962
		74,260,854
Financial — 15.4%
Banks — 4.7%
Bank of America Corp.	1,060,073	22,505,350
The Bank of New York Mellon Corp.	109,889	3,701,061
Citigroup, Inc.	285,877	12,041,139
Citizens Financial Group, Inc.	56,924	1,070,740
Comerica, Inc.	18,876	553,822
Fifth Third Bancorp	92,927	1,379,966
First Republic Bank	22,067	1,815,673
The Goldman Sachs Group, Inc.	41,729	6,450,886
Huntington Bancshares, Inc.	135,234	1,110,271
JP Morgan Chase & Co.	410,705	36,975,771
KeyCorp	128,975	1,337,471
M&T Bank Corp.	17,279	1,787,167
Morgan Stanley	152,501	5,185,034
Northern Trust Corp.	27,745	2,093,638
The PNC Financial Services Group, Inc.	57,376	5,492,031
Regions Financial Corp.	126,314	1,133,037
State Street Corp.	47,614	2,536,398
SVB Financial Group (b)	6,753	1,020,243
Truist Financial Corp.	175,605	5,415,658
US Bancorp	186,110	6,411,489
Wells Fargo & Co.	503,968	14,463,882
Zions Bancorp NA	22,321	597,310
		135,078,037
Diversified Financial Services — 4.0%
Alliance Data Systems Corp.	5,341	179,725
American Express Co.	87,861	7,521,780
Ameriprise Financial, Inc.	16,590	1,700,143
BlackRock, Inc.	15,442	6,794,017
Capital One Financial Corp.	60,984	3,074,813
Cboe Global Markets, Inc.	14,517	1,295,642
The Charles Schwab Corp.	149,706	5,033,116
CME Group, Inc.	46,925	8,113,802
Discover Financial Services	41,047	1,464,147
E*TRADE Financial Corp.	29,582	1,015,254
Franklin Resources, Inc.	36,523	609,569
Intercontinental Exchange, Inc.	72,916	5,887,967

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Invesco Ltd.	48,737	$442,532
Mastercard, Inc. Class A	116,243	28,079,659
Nasdaq, Inc.	15,025	1,426,624
Raymond James Financial, Inc.	16,167	1,021,754
Synchrony Financial	73,905	1,189,131
T. Rowe Price Group, Inc.	30,599	2,987,992
Visa, Inc. Class A	224,156	36,116,015
The Western Union Co.	54,899	995,319
		114,949,001
Insurance — 3.7%
Aflac, Inc.	96,116	3,291,012
The Allstate Corp.	42,420	3,891,187
American International Group, Inc.	113,915	2,762,439
Aon PLC	30,659	5,059,961
Arthur J Gallagher & Co.	24,424	1,990,800
Assurant, Inc.	7,940	826,475
Berkshire Hathaway, Inc. Class B (b)	256,132	46,828,613
Chubb Ltd.	59,344	6,628,131
Cincinnati Financial Corp.	19,895	1,501,078
Everest Re Group Ltd.	5,340	1,027,523
Globe Life, Inc.	13,045	938,849
The Hartford Financial Services Group, Inc.	47,195	1,663,152
Lincoln National Corp.	25,970	683,530
Loews Corp.	33,495	1,166,631
Marsh & McLennan Cos., Inc.	66,083	5,713,536
MetLife, Inc.	102,357	3,129,053
Principal Financial Group, Inc.	33,814	1,059,731
The Progressive Corp.	76,554	5,652,747
Prudential Financial, Inc.	52,640	2,744,650
The Travelers Cos., Inc.	33,798	3,357,831
Unum Group	27,010	405,420
W.R. Berkley Corp.	19,000	991,230
Willis Towers Watson PLC	16,836	2,859,595
		104,173,174
Real Estate — 0.1%
CBRE Group, Inc. Class A (b)	43,834	1,652,980
Real Estate Investment Trusts (REITS) — 2.9%
Alexandria Real Estate Equities, Inc.	16,054	2,200,361
American Tower Corp.	58,001	12,629,718
Apartment Investment & Management Co. Class A	19,496	685,284
AvalonBay Communities, Inc.	18,288	2,691,445
Boston Properties, Inc.	18,830	1,736,691
Crown Castle International Corp.	54,443	7,861,569
Digital Realty Trust, Inc. (a)	34,420	4,781,282
Duke Realty Corp.	48,131	1,558,482
Equinix, Inc.	11,167	6,974,573

	Number of Shares	Value
Equity Residential	45,709	$2,820,702
Essex Property Trust, Inc.	8,653	1,905,737
Extra Space Storage, Inc.	16,959	1,623,994
Federal Realty Investment Trust	9,197	686,188
Healthpeak Properties, Inc.	64,811	1,545,742
Host Hotels & Resorts, Inc.	93,910	1,036,766
Iron Mountain, Inc. (a)	37,600	894,880
Kimco Realty Corp.	55,289	534,645
Mid-America Apartment Communities, Inc.	14,936	1,538,856
Prologis, Inc.	96,669	7,769,288
Public Storage	19,671	3,906,857
Realty Income Corp.	44,875	2,237,468
Regency Centers Corp.	21,942	843,231
SBA Communications Corp.	14,744	3,980,438
Simon Property Group, Inc.	40,182	2,204,385
SL Green Realty Corp.	10,674	460,049
UDR, Inc.	38,374	1,402,186
Ventas, Inc.	48,808	1,308,054
Vornado Realty Trust	20,742	751,068
Welltower, Inc.	53,132	2,432,383
Weyerhaeuser Co.	97,572	1,653,846
		82,656,168
Savings & Loans — 0.0%
People’s United Financial, Inc.	58,156	642,624
		439,151,984
Industrial — 8.0%
Aerospace & Defense — 1.9%
The Boeing Co.	70,010	10,441,292
General Dynamics Corp.	30,685	4,059,932
Howmet Aerospace, Inc.	50,723	814,611
L3 Harris Technologies, Inc.	28,947	5,213,934
Lockheed Martin Corp.	32,503	11,016,892
Northrop Grumman Corp.	20,524	6,209,536
Raytheon Co.	36,465	4,782,385
TransDigm Group, Inc.	6,521	2,087,959
United Technologies Corp.	106,237	10,021,336
		54,647,877
Building Materials — 0.3%
Fortune Brands Home & Security, Inc.	18,221	788,058
Johnson Controls International PLC	101,013	2,723,311
Martin Marietta Materials, Inc.	8,184	1,548,658
Masco Corp.	37,201	1,286,039
Vulcan Materials Co.	17,331	1,872,961
		8,219,027

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Electrical Components & Equipment — 0.2%
AMETEK, Inc.	29,933	$2,155,775
Emerson Electric Co.	79,765	3,800,802
		5,956,577
Electronics — 1.3%
Agilent Technologies, Inc.	40,523	2,902,257
Allegion PLC	12,167	1,119,607
Amphenol Corp. Class A	38,824	2,829,493
FLIR Systems, Inc.	17,567	560,212
Fortive Corp.	38,695	2,135,577
Garmin Ltd.	18,919	1,418,168
Honeywell International, Inc.	93,564	12,517,928
Keysight Technologies, Inc. (b)	24,562	2,055,348
Mettler-Toledo International, Inc. (b)	3,189	2,202,036
PerkinElmer, Inc.	14,548	1,095,174
Roper Technologies, Inc.	13,626	4,248,723
TE Connectivity Ltd.	43,798	2,758,398
Waters Corp. (b)	8,437	1,535,956
		37,378,877
Engineering & Construction — 0.1%
Jacobs Engineering Group, Inc.	17,743	1,406,487
Environmental Controls — 0.3%
Pentair PLC	22,011	655,047
Republic Services, Inc.	27,582	2,070,305
Waste Management, Inc.	51,108	4,730,557
		7,455,909
Hand & Machine Tools — 0.1%
Snap-on, Inc.	7,182	781,545
Stanley Black & Decker, Inc.	19,905	1,990,500
		2,772,045
Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	72,367	8,397,467
Machinery – Diversified — 0.5%
Deere & Co.	41,231	5,696,475
Dover Corp.	19,022	1,596,707
Flowserve Corp.	17,093	408,352
IDEX Corp.	9,960	1,375,575
Ingersoll Rand, Inc. (b)	45,315	1,123,812
Rockwell Automation, Inc.	15,130	2,283,268
Westinghouse Air Brake Technologies Corp.	23,845	1,147,660
Xylem, Inc.	23,580	1,535,765
		15,167,614
Miscellaneous - Manufacturing — 1.3%
3M Co.	75,300	10,279,203
A.O. Smith Corp.	17,947	678,576

	Number of Shares	Value
Eaton Corp. PLC	54,132	$4,205,515
General Electric Co.	1,143,610	9,080,264
Illinois Tool Works, Inc.	38,299	5,443,054
Parker-Hannifin Corp.	16,822	2,182,318
Textron, Inc.	29,890	797,166
Trane Technologies PLC	30,496	2,518,664
		35,184,760
Packaging & Containers — 0.2%
Amcor PLC (b)	212,149	1,722,650
Ball Corp.	42,836	2,769,776
Packaging Corp. of America	12,395	1,076,258
Sealed Air Corp.	20,233	499,957
WestRock Co.	33,770	954,340
		7,022,981
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	5,356	975,917
Transportation — 1.5%
C.H. Robinson Worldwide, Inc.	17,710	1,172,402
CSX Corp.	101,827	5,834,687
Expeditors International of Washington, Inc.	22,300	1,487,856
FedEx Corp.	31,432	3,811,445
J.B. Hunt Transport Services, Inc.	11,165	1,029,748
Kansas City Southern	12,979	1,650,669
Norfolk Southern Corp.	34,143	4,984,878
Old Dominion Freight Line, Inc.	12,544	1,646,460
Union Pacific Corp.	90,902	12,820,818
United Parcel Service, Inc. Class B	91,760	8,572,219
		43,011,182
		227,596,720
Technology — 20.7%
Computers — 6.4%
Accenture PLC Class A	83,158	13,576,375
Apple, Inc.	546,912	139,074,253
Cognizant Technology Solutions Corp. Class A	71,701	3,331,945
DXC Technology Co.	33,522	437,462
Fortinet, Inc. (b)	18,589	1,880,649
Hewlett Packard Enterprise Co.	169,442	1,645,282
HP, Inc.	194,048	3,368,673
International Business Machines Corp.	115,969	12,864,441
Leidos Holdings, Inc.	17,425	1,597,001
NetApp, Inc.	29,885	1,245,906
Seagate Technology PLC	30,272	1,477,274
Western Digital Corp.	38,944	1,620,849
		182,120,110

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Office & Business Equipment — 0.0%
Xerox Holdings Corp. (b)	24,345	$461,094
Office Equipment/Supplies — 0.0%
Zebra Technologies Corp. Class A (b)	7,061	1,296,400
Semiconductors — 4.5%
Advanced Micro Devices, Inc. (b)	153,161	6,965,762
Analog Devices, Inc.	48,227	4,323,550
Applied Materials, Inc.	120,960	5,542,387
Broadcom, Inc.	51,942	12,315,448
Intel Corp.	569,608	30,827,185
IPG Photonics Corp. (b)	4,656	513,464
KLA Corp.	20,662	2,969,956
Lam Research Corp.	18,997	4,559,280
Maxim Integrated Products, Inc.	35,435	1,722,495
Microchip Technology, Inc. (a)	31,293	2,121,665
Micron Technology, Inc. (b)	144,962	6,097,102
NVIDIA Corp.	80,138	21,124,377
Qorvo, Inc. (b)	15,212	1,226,544
QUALCOMM, Inc.	149,518	10,114,893
Skyworks Solutions, Inc.	22,310	1,994,068
Texas Instruments, Inc.	122,404	12,231,832
Xilinx, Inc.	32,928	2,566,408
		127,216,416
Software — 9.8%
Activision Blizzard, Inc.	100,599	5,983,628
Adobe, Inc. (b)	63,387	20,172,279
Akamai Technologies, Inc. (b)	21,161	1,936,020
ANSYS, Inc. (b)	11,206	2,605,059
Autodesk, Inc. (b)	28,812	4,497,553
Broadridge Financial Solutions, Inc.	15,012	1,423,588
Cadence Design Systems, Inc. (b)	36,742	2,426,442
Cerner Corp.	41,129	2,590,716
Citrix Systems, Inc.	15,061	2,131,885
Electronic Arts, Inc. (b)	38,233	3,829,800
Fidelity National Information Services, Inc.	80,478	9,789,344
Fiserv, Inc. (b)	74,784	7,103,732
Intuit, Inc.	34,086	7,839,780
Jack Henry & Associates, Inc.	10,074	1,563,888
Microsoft Corp.	998,950	157,544,404
MSCI, Inc.	11,092	3,205,144
Oracle Corp.	283,686	13,710,544
Paychex, Inc.	41,715	2,624,708
Paycom Software, Inc. (b)	6,424	1,297,712
salesforce.com, Inc. (b)	116,148	16,722,989
ServiceNow, Inc. (b)	24,696	7,077,380
Synopsys, Inc. (b)	19,685	2,535,231

	Number of Shares	Value
Take-Two Interactive Software, Inc. (b)	14,820	$1,757,800
		280,369,626
		591,463,646
Utilities — 3.5%
Electric — 3.3%
AES Corp.	86,933	1,182,289
Alliant Energy Corp.	31,473	1,519,831
Ameren Corp.	32,216	2,346,291
American Electric Power Co., Inc.	64,680	5,173,106
CenterPoint Energy, Inc.	65,766	1,016,085
CMS Energy Corp.	37,168	2,183,620
Consolidated Edison, Inc.	43,530	3,395,340
Dominion Energy, Inc.	107,779	7,780,566
DTE Energy Co.	25,155	2,388,970
Duke Energy Corp.	95,463	7,721,047
Edison International	46,957	2,572,774
Entergy Corp.	26,071	2,449,892
Evergy, Inc.	29,843	1,642,857
Eversource Energy	42,395	3,315,713
Exelon Corp.	127,292	4,685,618
FirstEnergy Corp.	70,751	2,834,993
NextEra Energy, Inc.	64,003	15,400,402
NRG Energy, Inc.	32,945	898,081
Pinnacle West Capital Corp.	14,720	1,115,629
PPL Corp.	100,541	2,481,352
Public Service Enterprise Group, Inc.	66,222	2,974,030
Sempra Energy	36,913	4,170,800
The Southern Co.	137,326	7,434,830
WEC Energy Group, Inc.	41,305	3,640,210
Xcel Energy, Inc.	68,666	4,140,560
		94,464,886
Gas — 0.1%
Atmos Energy Corp.	15,627	1,550,667
NiSource, Inc.	48,914	1,221,383
		2,772,050
Water — 0.1%
American Water Works Co., Inc.	23,672	2,830,224
		100,067,160

TOTAL COMMON STOCK (Cost $1,969,450,668)		2,805,396,762

TOTAL EQUITIES (Cost $1,969,450,668)		2,805,396,762

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 0.0%
Diversified Financial Services — 0.0%
State Street Navigator Securities Lending Prime Portfolio (c)	217,115	$217,115

TOTAL MUTUAL FUNDS (Cost $217,115)		217,115

TOTAL LONG-TERM INVESTMENTS (Cost $1,969,667,783)		2,805,613,877

	Principal Amount
SHORT-TERM INVESTMENTS — 3.3%
Repurchase Agreement — 3.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%, due 4/01/20 (d)	$87,429,845	87,429,845
U.S. Treasury Bill — 0.2%
U.S. Treasury Bill
0.000% 7/16/20 (e)	6,275,000	6,273,545

TOTAL SHORT-TERM INVESTMENTS (Cost $93,686,655)		93,703,390

TOTAL INVESTMENTS — 101.6% (Cost $2,063,354,438) (f)		2,899,317,267

Other Assets/(Liabilities) — (1.6)%		(44,486,522)

NET ASSETS — 100.0%		$2,854,830,745

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $8,555,749 or 0.30% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $8,630,017 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(b)	Non-income producing security.
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)

Maturity value of $87,429,845. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 7/15/22, and an aggregate market value, including accrued interest, of $89,178,852.

(e)	A portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(f)	See Note 6 for aggregate cost for federal tax purposes.

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
S&P 500 E Mini Index	6/19/20	689	$88,656,266	$(130,101)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Equity Opportunities Fund — Portfolio of Investments
March 31, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.5%
COMMON STOCK — 96.3%
Basic Materials — 3.7%
Chemicals — 3.7%
CF Industries Holdings, Inc.	82,400	$2,241,280
Dow, Inc.	32,500	950,300
DuPont de Nemours, Inc.	94,600	3,225,860
Linde PLC	78,541	13,587,593
		20,005,033
		20,005,033
Communications — 2.2%
Media — 1.3%
Comcast Corp. Class A	92,600	3,183,588
Fox Corp. Class B	125,700	2,876,016
The Walt Disney Co.	8,050	777,630
		6,837,234
Telecommunications — 0.9%
Cisco Systems, Inc.	77,000	3,026,870
Verizon Communications, Inc.	40,700	2,186,811
		5,213,681
		12,050,915
Consumer, Cyclical — 10.6%
Apparel — 3.7%
NIKE, Inc. Class B	238,550	19,737,627
Lodging — 0.3%
Las Vegas Sands Corp.	45,700	1,940,879
Retail — 6.6%
McDonald’s Corp.	110,549	18,279,277
The TJX Cos., Inc.	359,120	17,169,527
		35,448,804
		57,127,310
Consumer, Non-cyclical — 34.9%
Agriculture — 0.7%
Philip Morris International, Inc.	50,200	3,662,592
Beverages — 9.8%
The Coca-Cola Co.	433,010	19,160,692
Diageo PLC	504,573	16,160,806
PepsiCo, Inc.	145,449	17,468,425
		52,789,923
Biotechnology — 0.6%
Gilead Sciences, Inc.	42,200	3,154,872
Cosmetics & Personal Care — 3.2%
Colgate-Palmolive Co.	259,444	17,216,704
Foods — 1.1%
Conagra Brands, Inc.	68,100	1,998,054

	Number of Shares	Value
Tyson Foods, Inc. Class A	68,900	$3,987,243
		5,985,297
Health Care – Products — 7.6%
Baxter International, Inc.	150,539	12,222,261
Danaher Corp.	71,809	9,939,084
Medtronic PLC	203,982	18,395,097
		40,556,442
Health Care – Services — 4.9%
Anthem, Inc.	17,350	3,939,144
UnitedHealth Group, Inc.	90,121	22,474,375
		26,413,519
Household Products & Wares — 0.8%
Kimberly-Clark Corp.	35,550	4,545,779
Pharmaceuticals — 6.2%
AbbVie, Inc.	29,100	2,217,129
Becton Dickinson and Co.	12,800	2,941,056
CVS Health Corp.	75,200	4,461,616
Johnson & Johnson	179,810	23,578,485
		33,198,286
		187,523,414
Energy — 2.1%
Oil & Gas — 1.5%
Occidental Petroleum Corp.	97,000	1,123,260
Total SA	175,900	6,821,308
Total SA Sponsored ADR	1,600	59,584
		8,004,152
Pipelines — 0.6%
TC Energy Corp.	74,001	3,278,244
		11,282,396
Financial — 20.3%
Banks — 4.9%
Fifth Third Bancorp	164,000	2,435,400
JP Morgan Chase & Co.	36,700	3,304,101
Morgan Stanley	128,300	4,362,200
The PNC Financial Services Group, Inc.	83,845	8,025,644
State Street Corp.	54,700	2,913,869
Wells Fargo & Co.	188,000	5,395,600
		26,436,814
Diversified Financial Services — 4.3%
American Express Co.	176,503	15,110,422
Visa, Inc. Class A	48,996	7,894,235
		23,004,657
Insurance — 7.2%
American International Group, Inc.	115,100	2,791,175
Chubb Ltd.	197,452	22,053,414

The accompanying notes are an integral part of the financial statements.

MassMutual Select Equity Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Marsh & McLennan Cos., Inc.	132,397	$11,447,045
MetLife, Inc.	80,100	2,448,657
		38,740,291
Real Estate Investment Trusts (REITS) — 3.9%
American Tower Corp.	29,238	6,366,574
Public Storage	65,639	13,036,562
SL Green Realty Corp.	35,900	1,547,290
		20,950,426
		109,132,188
Industrial — 13.8%
Aerospace & Defense — 6.3%
The Boeing Co.	20,750	3,094,655
General Dynamics Corp.	136,734	18,091,275
L3 Harris Technologies, Inc.	22,100	3,980,652
Lockheed Martin Corp.	25,387	8,604,924
		33,771,506
Building Materials — 0.1%
Johnson Controls International PLC	28,600	771,056
Machinery – Diversified — 0.8%
Deere & Co.	30,311	4,187,768
Miscellaneous - Manufacturing — 0.8%
General Electric Co.	512,000	4,065,280
Transportation — 5.8%
Canadian National Railway Co. (a)	162,667	12,718,148
Union Pacific Corp.	102,437	14,447,714
United Parcel Service, Inc. Class B	43,200	4,035,744
		31,201,606
		73,997,216
Technology — 7.0%
Computers — 1.8%
Accenture PLC Class A	60,260	9,838,047
Semiconductors — 1.1%
QUALCOMM, Inc.	89,000	6,020,850
Software — 4.1%
Microsoft Corp.	138,108	21,781,013
		37,639,910
Utilities — 1.7%
Electric — 1.7%
Edison International	44,000	2,410,760
Sempra Energy	6,550	740,084
The Southern Co.	109,700	5,939,158
		9,090,002
		9,090,002

TOTAL COMMON STOCK (Cost $549,107,167)		517,848,384

	Number of Shares	Value
PREFERRED STOCK — 1.2%
Consumer, Non-cyclical — 0.3%
Pharmaceuticals — 0.3%
Becton Dickinson and Co. Convertible 6.125%	31,200	$1,631,136
Utilities — 0.9%
Electric — 0.9%
Sempra Energy Convertible 6.000%	36,700	3,395,484
Sempra Energy Convertible 6.750%	2,750	258,308
The Southern Co. Convertible 6.750%	22,900	1,016,760
		4,670,552
		4,670,552

TOTAL PREFERRED STOCK (Cost $6,688,560)		6,301,688

TOTAL EQUITIES (Cost $555,795,727)		524,150,072

TOTAL LONG-TERM INVESTMENTS (Cost $555,795,727)		524,150,072

SHORT-TERM INVESTMENTS — 2.4%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	1,053	1,053

	Principal Amount
Repurchase Agreement — 2.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%, due 4/01/20 (b)	$12,700,368	12,700,368

TOTAL SHORT-TERM INVESTMENTS (Cost $12,701,421)		12,701,421

TOTAL INVESTMENTS — 99.9% (Cost $568,497,148) (c)		536,851,493

Other Assets/(Liabilities) — 0.1%		594,526

NET ASSETS — 100.0%		$537,446,019

The accompanying notes are an integral part of the financial statements.

MassMutual Select Equity Opportunities Fund — Portfolio of Investments (Continued)

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $12,451,797 or 2.32% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $12,856,518 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(b)

Maturity value of $12,700,368. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 7/15/22, and an aggregate market value, including accrued interest, of $12,962,314.

(c)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	78.2%
Ireland	7.9%
Switzerland	4.1%
United Kingdom	3.0%
Canada	3.0%
France	1.3%
Total Long-Term Investments	97.5%
Short-Term Investments and Other Assets and Liabilities	2.5%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Growth Fund — Portfolio of Investments
March 31, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.0%
COMMON STOCK — 97.0%
Basic Materials — 0.8%
Chemicals — 0.8%
RPM International, Inc.	8,630	$513,485
Communications — 4.5%
Internet — 3.5%
CDW Corp.	7,302	681,058
Etsy, Inc. (a)	19,775	760,151
Zendesk, Inc. (a)	12,750	816,127
		2,257,336
Telecommunications — 1.0%
NICE Systems Ltd. Sponsored ADR (a)	4,220	605,823
		2,863,159
Consumer, Cyclical — 11.9%
Apparel — 1.5%
Carter’s, Inc.	5,330	350,341
Under Armour, Inc. Class A (a) (b)	67,322	620,035
		970,376
Entertainment — 1.4%
Eldorado Resorts, Inc. (a)	10,590	152,496
Vail Resorts, Inc.	5,007	739,584
		892,080
Food Services — 1.0%
Aramark (b)	32,395	646,928
Lodging — 1.0%
Hilton Worldwide Holdings, Inc.	9,870	673,529
Retail — 7.0%
Burlington Stores, Inc. (a)	7,910	1,253,419
Domino’s Pizza, Inc.	2,519	816,332
O’Reilly Automotive, Inc. (a)	2,330	701,446
Ross Stores, Inc.	8,050	700,109
Ulta Beauty, Inc. (a)	3,080	541,156
Yum China Holdings, Inc.	10,720	456,994
		4,469,456
		7,652,369
Consumer, Non-cyclical — 29.5%
Biotechnology — 7.2%
Ascendis Pharma A/S ADR (a)	7,080	797,279
BioMarin Pharmaceutical, Inc. (a)	9,570	808,665
Bluebird Bio, Inc. (a)	10,335	474,997
Incyte Corp. (a)	13,042	955,066
Seattle Genetics, Inc. (a)	13,891	1,602,743
		4,638,750

	Number of Shares	Value
Commercial Services — 11.7%
Avalara, Inc. (a)	6,366	$474,904
Bright Horizons Family Solutions, Inc. (a)	13,111	1,337,322
CoStar Group, Inc. (a)	645	378,751
FleetCor Technologies, Inc. (a)	2,030	378,676
Gartner, Inc. (a)	7,141	711,029
Global Payments, Inc.	7,580	1,093,263
IHS Markit Ltd.	15,024	901,440
Square, Inc. Class A (a)	22,443	1,175,564
TransUnion	15,993	1,058,417
		7,509,366
Health Care – Products — 8.3%
ABIOMED, Inc. (a)	5,845	848,460
The Cooper Cos., Inc.	2,300	634,041
IDEXX Laboratories, Inc. (a)	7,614	1,844,415
Masimo Corp. (a)	2,560	453,427
Penumbra, Inc. (a) (b)	5,717	922,324
Steris PLC	4,560	638,263
		5,340,930
Health Care – Services — 0.9%
ICON PLC (a)	4,310	586,160
Pharmaceuticals — 1.4%
DexCom, Inc. (a)	3,400	915,518
		18,990,724
Financial — 9.2%
Diversified Financial Services — 2.5%
Hamilton Lane, Inc. Class A	19,901	1,100,724
Tradeweb Markets, Inc. Class A	12,750	536,010
		1,636,734
Insurance — 1.7%
Arthur J Gallagher & Co.	7,010	571,385
The Progressive Corp.	7,000	516,880
		1,088,265
Private Equity — 0.7%
Brookfield Asset Management, Inc. Class A	9,390	415,508
Real Estate Investment Trusts (REITS) — 4.3%
Alexandria Real Estate Equities, Inc.	3,640	498,899
SBA Communications Corp.	8,399	2,267,478
		2,766,377
		5,906,884
Industrial — 14.5%
Aerospace & Defense — 4.6%
Hexcel Corp.	25,259	939,382
L3 Harris Technologies, Inc.	4,790	862,775
Teledyne Technologies, Inc. (a)	2,110	627,240

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TransDigm Group, Inc.	1,658	$530,875
		2,960,272
Electrical Components & Equipment — 0.8%
AMETEK, Inc.	6,920	498,378
Electronics — 2.9%
Mettler-Toledo International, Inc. (a)	2,733	1,887,164
Environmental Controls — 0.5%
Waste Connections, Inc.	3,800	294,500
Machinery – Construction & Mining — 1.5%
BWX Technologies, Inc.	20,070	977,610
Machinery – Diversified — 0.8%
Rockwell Automation, Inc.	3,480	525,167
Miscellaneous - Manufacturing — 0.9%
Trane Technologies PLC	7,380	609,514
Transportation — 2.5%
J.B. Hunt Transport Services, Inc.	17,348	1,600,006
		9,352,611
Technology — 26.6%
Computers — 2.5%
Cognizant Technology Solutions Corp. Class A	12,450	578,552
Fortinet, Inc. (a)	7,950	804,301
NCR Corp. (a)	12,250	216,825
		1,599,678
Semiconductors — 6.3%
Applied Materials, Inc.	10,610	486,150
KLA Corp.	7,940	1,141,295
Microchip Technology, Inc.	6,130	415,614
Micron Technology, Inc. (a)	8,860	372,652
Monolithic Power Systems, Inc.	6,320	1,058,347
Xilinx, Inc.	7,000	545,580
		4,019,638
Software — 17.8%
Ceridian HCM Holding, Inc. (a) (b)	13,160	658,921
DocuSign, Inc. (a)	11,393	1,052,713
Fidelity National Information Services, Inc.	6,550	796,742
Fiserv, Inc. (a)	8,160	775,119
Guidewire Software, Inc. (a)	13,191	1,046,178
MSCI, Inc.	1,880	543,245
ServiceNow, Inc. (a)	2,640	756,571
Slack Technologies, Inc. Class A (a)	16,487	442,511
Splunk, Inc. (a)	6,930	874,774
SS&C Technologies Holdings, Inc	45,122	1,977,246
Take-Two Interactive Software, Inc. (a)	8,845	1,049,106
Twilio, Inc. Class A (a)	5,700	510,093

	Number of Shares	Value
Tyler Technologies, Inc. (a)	3,311	$981,910
		11,465,129
		17,084,445

TOTAL COMMON STOCK (Cost $73,493,486)		62,363,677

TOTAL EQUITIES (Cost $73,493,486)		62,363,677

TOTAL LONG-TERM INVESTMENTS (Cost $73,493,486)		62,363,677

	Principal Amount
SHORT-TERM INVESTMENTS — 3.2%
Repurchase Agreement — 3.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%, due 4/01/20 (c)	$2,073,277	2,073,277

TOTAL SHORT-TERM INVESTMENTS (Cost $2,073,277)		2,073,277

TOTAL INVESTMENTS — 100.2% (Cost $75,566,763) (d)		64,436,954

Other Assets/(Liabilities) — (0.2)%		(149,446)

NET ASSETS — 100.0%		$64,287,508

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $2,272,560 or 3.53% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $2,375,253 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)

Maturity value of $2,073,277. Collateralized by U.S. Government Agency obligations with rates ranging from 1.750% – 2.125% maturity dates ranging from 8/15/21 – 7/15/22, and an aggregate market value, including accrued interest, of $2,119,580.

(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund — Portfolio of Investments
March 31, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.0%
COMMON STOCK — 99.0%
Basic Materials — 0.3%
Chemicals — 0.3%
Air Products & Chemicals, Inc.	1,432	$285,841
Linde PLC	28,943	5,007,139
The Sherwin-Williams Co.	6,234	2,864,648
		8,157,628
		8,157,628
Communications — 31.7%
Internet — 29.8%
Alibaba Group Holding Ltd. Sponsored ADR (a)	805,148	156,585,183
Alphabet, Inc. Class A (a)	50,820	59,050,299
Alphabet, Inc. Class C (a)	101,552	118,085,681
Amazon.com, Inc. (a)	138,750	270,523,650
Booking Holdings, Inc. (a)	10,862	14,612,866
Facebook, Inc. Class A (a)	1,013,294	169,017,439
IAC/InterActiveCorp (a)	44,716	8,014,449
Match Group, Inc. (a) (b)	7,574	500,187
Netflix, Inc. (a)	103,743	38,955,497
Spotify Technology SA (a)	37,107	4,506,274
Tencent Holdings Ltd.	912,800	44,509,563
Trip.com Group Ltd. ADR (a)	32,967	773,076
		885,134,164
Media — 0.8%
FactSet Research Systems, Inc.	94,373	24,601,153
Telecommunications — 1.1%
Cisco Systems, Inc.	790,101	31,058,870
Motorola Solutions, Inc.	1,656	220,116
		31,278,986
		941,014,303
Consumer, Cyclical — 4.3%
Airlines — 0.0%
United Airlines Holdings, Inc. (a)	10,079	317,992
Apparel — 0.2%
NIKE, Inc. Class B	65,025	5,380,169
Auto Manufacturers — 0.0%
Ferrari NV	1,456	222,142
Automotive & Parts — 0.0%
Aptiv PLC	14,577	717,771
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	52,181	3,560,832
Marriott International, Inc. Class A	47,568	3,558,562
Wynn Resorts Ltd.	9,500	571,805
		7,691,199

	Number of Shares	Value
Retail — 3.8%
Chipotle Mexican Grill, Inc. (a)	4,536	$2,968,358
Dollar General Corp.	135,506	20,462,761
Dollar Tree, Inc. (a)	16,632	1,221,953
Lululemon Athletica, Inc. (a)	43,615	8,267,223
McDonald’s Corp.	13,300	2,199,155
Restaurant Brands International, Inc.	3,730	149,312
Ross Stores, Inc.	147,609	12,837,555
Starbucks Corp.	387,447	25,470,766
The TJX Cos., Inc.	75,893	3,628,444
Yum China Holdings, Inc.	416,095	17,738,130
Yum! Brands, Inc.	268,065	18,370,495
		113,314,152
		127,643,425
Consumer, Non-cyclical — 23.9%
Agriculture — 0.0%
Philip Morris International, Inc.	2,112	154,092
Beverages — 1.6%
Constellation Brands, Inc. Class A	7,654	1,097,277
Monster Beverage Corp. (a)	819,306	46,094,156
		47,191,433
Biotechnology — 4.8%
Alexion Pharmaceuticals, Inc. (a)	50,484	4,532,958
Amgen, Inc.	124,375	25,214,544
Biogen, Inc. (a)	8,298	2,625,321
Exact Sciences Corp. (a)	45,361	2,630,938
Illumina, Inc. (a)	40,990	11,195,189
Incyte Corp. (a)	29,075	2,129,162
Regeneron Pharmaceuticals, Inc. (a)	122,303	59,719,332
Seattle Genetics, Inc. (a)	14,878	1,716,624
Vertex Pharmaceuticals, Inc. (a)	138,188	32,881,834
		142,645,902
Commercial Services — 3.5%
Ant International Co. Ltd., Class C (Acquired 6/07/18, Cost $3,358,253) (a) (c) (d) (e)	598,619	4,202,305
Automatic Data Processing, Inc.	91,455	12,500,069
Cintas Corp.	7,717	1,336,739
CoStar Group, Inc. (a)	15,641	9,184,552
Equifax, Inc.	43,454	5,190,580
FleetCor Technologies, Inc. (a)	15,778	2,943,228
Global Payments, Inc.	200,598	28,932,250
IHS Markit Ltd.	6,642	398,520
PayPal Holdings, Inc. (a)	277,156	26,534,915
S&P Global, Inc.	45,731	11,206,382
		102,429,540
Cosmetics & Personal Care — 1.5%
Colgate-Palmolive Co.	372,602	24,725,869

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
The Procter & Gamble Co.	182,809	$20,108,990
		44,834,859
Foods — 0.5%
Danone SA Sponsored ADR	1,227,843	15,636,581
Health Care – Products — 3.6%
Abbott Laboratories	18,933	1,494,003
Danaher Corp.	150,136	20,780,324
Intuitive Surgical, Inc. (a)	55,974	27,718,884
Stryker Corp.	158,543	26,395,824
Teleflex, Inc.	1,533	448,954
Thermo Fisher Scientific, Inc.	65,751	18,646,984
Varian Medical Systems, Inc. (a)	107,082	10,993,038
		106,478,011
Health Care – Services — 2.2%
Anthem, Inc.	56,988	12,938,555
Centene Corp. (a)	254,453	15,117,053
HCA Healthcare, Inc.	53,960	4,848,306
UnitedHealth Group, Inc.	132,331	33,000,705
		65,904,619
Pharmaceuticals — 6.2%
AbbVie, Inc.	14,993	1,142,317
Becton Dickinson and Co.	66,985	15,391,143
Cigna Corp. (a)	182,974	32,419,333
Merck & Co., Inc.	201,817	15,527,800
Novartis AG Sponsored ADR	376,511	31,043,332
Novo Nordisk A/S Sponsored ADR	586,814	35,326,203
Roche Holding AG Sponsored ADR	1,199,359	48,657,995
Zoetis, Inc.	41,948	4,936,860
		184,444,983
		709,720,020
Energy — 0.3%
Oil & Gas — 0.0%
Concho Resources, Inc.	1,499	64,232
Pioneer Natural Resources Co.	5,017	351,943
		416,175
Oil & Gas Services — 0.3%
Schlumberger Ltd.	661,966	8,929,921
		9,346,096
Financial — 9.2%
Banks — 0.4%
Citigroup, Inc.	8,648	364,254
The Goldman Sachs Group, Inc.	25,385	3,924,267
JP Morgan Chase & Co.	3,653	328,880
Morgan Stanley	185,740	6,315,160
State Street Corp.	44,654	2,378,718
		13,311,279

	Number of Shares	Value
Diversified Financial Services — 7.9%
The Charles Schwab Corp.	63,023	$2,118,833
Intercontinental Exchange, Inc.	111,756	9,024,297
Mastercard, Inc. Class A	198,005	47,830,088
SEI Investments Co.	532,323	24,667,848
TD Ameritrade Holding Corp.	75,118	2,603,590
Visa, Inc. Class A	923,065	148,724,233
		234,968,889
Insurance — 0.9%
American International Group, Inc.	26,519	643,086
Chubb Ltd.	33,861	3,781,935
Marsh & McLennan Cos., Inc.	67,206	5,810,631
Willis Towers Watson PLC	89,451	15,193,252
		25,428,904
Real Estate Investment Trusts (REITS) — 0.0%
American Tower Corp.	2,828	615,797
		274,324,869
Industrial — 4.3%
Aerospace & Defense — 1.2%
The Boeing Co.	163,442	24,375,740
L3 Harris Technologies, Inc.	27,820	5,010,938
Northrop Grumman Corp.	20,233	6,121,494
		35,508,172
Electronics — 0.5%
Agilent Technologies, Inc.	5,581	399,711
Fortive Corp.	10,367	572,155
Honeywell International, Inc.	16,198	2,167,131
Roper Technologies, Inc.	35,147	10,959,186
		14,098,183
Machinery – Diversified — 1.0%
Deere & Co.	220,617	30,480,445
Miscellaneous - Manufacturing — 0.0%
General Electric Co.	166,900	1,325,186
Transportation — 1.6%
Canadian Pacific Railway Ltd.	15,352	3,371,146
Expeditors International of Washington, Inc.	513,259	34,244,640
Kansas City Southern	21,164	2,691,637
Norfolk Southern Corp.	18,926	2,763,196
Union Pacific Corp.	29,892	4,215,968
		47,286,587
		128,698,573
Technology — 24.9%
Computers — 1.7%
Apple, Inc.	201,514	51,242,995
Semiconductors — 4.3%
Advanced Micro Devices, Inc. (a)	157,139	7,146,682

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Applied Materials, Inc.	140,970	$6,459,245
KLA Corp.	4,731	680,034
Lam Research Corp.	22,115	5,307,600
Marvell Technology Group Ltd.	319,774	7,236,485
Maxim Integrated Products, Inc.	32,070	1,558,923
NVIDIA Corp.	254,996	67,216,945
QUALCOMM, Inc.	412,529	27,907,587
Texas Instruments, Inc.	28,746	2,872,588
		126,386,089
Software — 18.9%
Atlassian Corp. PLC Class A (a)	39,176	5,377,298
Autodesk, Inc. (a)	366,016	57,135,098
Cerner Corp.	432,988	27,273,914
Citrix Systems, Inc.	5,700	806,835
Coupa Software, Inc. (a)	4,484	626,549
DocuSign, Inc. (a)	63,315	5,850,306
Electronic Arts, Inc. (a)	32,331	3,238,596
Fidelity National Information Services, Inc.	231,263	28,130,831
Fiserv, Inc. (a)	257,070	24,419,079
Intuit, Inc.	139,751	32,142,730
Microsoft Corp.	973,881	153,590,773
MSCI, Inc.	9,110	2,632,426
Oracle Corp.	1,247,911	60,311,539
Paycom Software, Inc. (a)	15,485	3,128,125
salesforce.com, Inc. (a)	455,581	65,594,552
ServiceNow, Inc. (a)	125,972	36,101,056
Splunk, Inc. (a)	97,674	12,329,389
Synopsys, Inc. (a)	47,018	6,055,448
Veeva Systems, Inc. Class A (a)	16,225	2,537,103
VMware, Inc. Class A (a)	47,709	5,777,560
Workday, Inc. Class A (a)	215,009	27,998,472
		561,057,679
		738,686,763
Utilities — 0.1%
Electric — 0.1%
NextEra Energy, Inc.	1,211	291,391
Sempra Energy	14,512	1,639,711
		1,931,102
		1,931,102

TOTAL COMMON STOCK (Cost $2,191,133,099)		2,939,522,779

TOTAL EQUITIES (Cost $2,191,133,099)		2,939,522,779

	Number of Shares	Value
MUTUAL FUNDS — 0.0%
Diversified Financial Services — 0.0%
State Street Navigator Securities Lending Prime Portfolio (f)	506,115	$506,115

TOTAL MUTUAL FUNDS (Cost $506,115)		506,115

TOTAL LONG-TERM INVESTMENTS (Cost $2,191,639,214)		2,940,028,894

SHORT-TERM INVESTMENTS — 0.3%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	1,074	1,074

	Principal Amount
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%, due 4/01/20 (g)	$9,183,606	9,183,606

TOTAL SHORT-TERM INVESTMENTS (Cost $9,184,680)		9,184,680

TOTAL INVESTMENTS — 99.3% (Cost $2,200,823,894) (h)		2,949,213,574

Other Assets/(Liabilities) — 0.7%		19,746,354

NET ASSETS — 100.0%		$2,968,959,928

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $8,819,448 or 0.30% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $8,538,633 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Investment was valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31,

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund — Portfolio of Investments (Continued)

2020, these securities amounted to a value of $4,202,305 or 0.14% of net assets.

(e)

Restricted security. Certain securities are restricted as to resale. At March 31, 2020, these securities amounted to a value of $4,202,305 or 0.14% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(f)	Represents investment of security lending cash collateral. (Note 2).
(g)

Maturity value of $9,183,606. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 7/15/22, and an aggregate market value, including accrued interest, of $9,370,035.

(h)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	85.9%
Cayman Islands	6.8%
Switzerland	2.8%
Denmark	1.2%
Ireland	0.7%
France	0.5%
Netherlands	0.3%
Bermuda	0.3%
United Kingdom	0.2%
Luxembourg	0.2%
Canada	0.1%
Total Long-Term Investments	99.0%
Short-Term Investments and Other Assets and Liabilities	1.0%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Select Growth Opportunities Fund — Portfolio of Investments
March 31, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.7%
COMMON STOCK — 96.7%
Communications — 29.0%
Internet — 25.7%
Alibaba Group Holding Ltd. Sponsored ADR (a)	26,200	$5,095,377
Alphabet, Inc. Class A (a)	16,470	19,137,316
Amazon.com, Inc. (a)	13,373	26,073,605
Facebook, Inc. Class A (a)	51,357	8,566,348
Match Group, Inc. (a) (b)	158,467	10,465,161
Netflix, Inc. (a)	61,880	23,235,940
Uber Technologies, Inc. (a)	308,835	8,622,673
Zillow Group, Inc. Class C (a) (b)	54,900	1,977,498
		103,173,918
Media — 2.3%
Charter Communications, Inc. Class A (a)	21,312	9,298,639
Telecommunications — 1.0%
Arista Networks, Inc. (a)	19,418	3,933,116
		116,405,673
Consumer, Cyclical — 3.0%
Apparel — 0.7%
NIKE, Inc. Class B	35,472	2,934,953
Retail — 2.3%
Domino’s Pizza, Inc.	18,054	5,850,760
Floor & Decor Holdings, Inc. Class A (a) (b)	97,300	3,122,357
		8,973,117
		11,908,070
Consumer, Non-cyclical — 19.5%
Beverages — 1.2%
Monster Beverage Corp. (a)	84,900	4,776,474
Biotechnology — 3.7%
Illumina, Inc. (a)	45,318	12,377,252
Mirati Therapeutics, Inc. (a) (b)	29,750	2,286,883
		14,664,135
Commercial Services — 4.8%
CoStar Group, Inc. (a)	14,175	8,323,702
PayPal Holdings, Inc. (a)	75,420	7,220,711
Square, Inc. Class A (a)	72,700	3,808,026
		19,352,439
Health Care – Products — 2.5%
Align Technology, Inc. (a)	18,850	3,278,957
Edwards Lifesciences Corp. (a)	24,500	4,621,190
Intuitive Surgical, Inc. (a)	4,622	2,288,861
		10,189,008

	Number of Shares	Value
Health Care – Services — 4.1%
IQVIA Holdings, Inc. (a)	81,636	$8,805,259
UnitedHealth Group, Inc.	30,829	7,688,136
		16,493,395
Pharmaceuticals — 3.2%
DexCom, Inc. (a)	6,940	1,868,734
Sarepta Therapeutics, Inc. (a) (b)	27,305	2,670,975
Zoetis, Inc.	69,124	8,135,203
		12,674,912
		78,150,363
Financial — 13.5%
Diversified Financial Services — 11.8%
The Charles Schwab Corp.	158,595	5,331,964
CME Group, Inc.	51,135	8,841,753
Mastercard, Inc. Class A	30,726	7,422,172
Visa, Inc. Class A (b)	159,556	25,707,663
		47,303,552
Private Equity — 1.7%
KKR & Co., Inc. Class A	285,503	6,700,755
		54,004,307
Industrial — 3.3%
Environmental Controls — 1.0%
Waste Management, Inc.	41,383	3,830,410
Packaging & Containers — 2.3%
Ball Corp.	145,336	9,397,426
		13,227,836
Technology — 28.4%
Semiconductors — 0.7%
Applied Materials, Inc.	64,799	2,969,090
Software — 27.7%
Activision Blizzard, Inc.	63,500	3,776,980
Adobe, Inc. (a)	43,180	13,741,603
Atlassian Corp. PLC Class A (a)	30,300	4,158,978
Autodesk, Inc. (a)	40,577	6,334,070
Coupa Software, Inc. (a) (b)	21,818	3,048,629
Intuit, Inc.	40,150	9,234,500
Microsoft Corp.	200,096	31,557,140
salesforce.com, Inc. (a)	25,034	3,604,395
Sea Ltd. (a)	109,200	4,838,652
ServiceNow, Inc. (a)	67,329	19,295,145
Take-Two Interactive Software, Inc. (a)	39,453	4,679,521
Twilio, Inc. Class A (a) (b)	76,184	6,817,706
		111,087,319
		114,056,409

The accompanying notes are an integral part of the financial statements.

MassMutual Select Growth Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL COMMON STOCK (Cost $312,285,329)		$387,752,658

TOTAL EQUITIES (Cost $312,285,329)		387,752,658

MUTUAL FUNDS — 3.0%
Diversified Financial Services — 3.0%
State Street Navigator Securities Lending Prime Portfolio (c)	12,099,760	12,099,760

TOTAL MUTUAL FUNDS (Cost $12,099,760)		12,099,760

TOTAL LONG-TERM INVESTMENTS (Cost $324,385,089)		399,852,418
	Principal Amount
SHORT-TERM INVESTMENTS — 1.9%
Repurchase Agreement — 1.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%, due 4/01/20 (d)	$7,532,688	7,532,688

TOTAL SHORT-TERM INVESTMENTS (Cost $7,532,688)		7,532,688

TOTAL INVESTMENTS — 101.6% (Cost $331,917,777) (e)		407,385,106

Other Assets/(Liabilities) — (1.6)%		(6,603,546)

NET ASSETS — 100.0%		$400,781,560

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $33,394,095 or 8.33% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $23,071,920 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral. (Note 2).

(d)

Maturity value of $7,532,688. Collateralized by U.S. Government Agency obligations with rates ranging from 1.750% - 1.875%, maturity dates ranging from 7/15/22 - 7/31/22, and an aggregate market value, including accrued interest, of $7,690,138.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund — Portfolio of Investments
March 31, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.8%
COMMON STOCK — 95.8%
Basic Materials — 1.1%
Forest Products & Paper — 1.1%
Mondi PLC	49,664	$847,123
Communications — 2.5%
Internet — 0.9%
F5 Networks, Inc. (a)	6,268	668,357
Media — 0.8%
Fox Corp. Class B (a)	27,004	617,851
Telecommunications — 0.8%
Rogers Communications, Inc. Class B	14,232	594,037
		1,880,245
Consumer, Cyclical — 11.4%
Airlines — 0.9%
Southwest Airlines Co.	19,684	700,947
Auto Manufacturers — 3.2%
Cummins, Inc.	7,202	974,575
Honda Motor Co. Ltd. Sponsored ADR (b)	29,924	672,093
PACCAR, Inc.	13,420	820,364
		2,467,032
Auto Parts & Equipment — 1.2%
Aptiv PLC	4,947	243,590
BorgWarner, Inc.	26,253	639,786
		883,376
Food Services — 1.2%
Sodexo SA	13,697	928,145
Home Builders — 0.9%
PulteGroup, Inc.	9,631	214,964
Thor Industries, Inc. (b)	10,398	438,588
		653,552
Retail — 4.0%
Advance Auto Parts, Inc.	10,372	967,915
Genuine Parts Co.	14,215	957,096
MSC Industrial Direct Co., Inc. Class A	15,111	830,652
Target Corp.	2,927	272,123
		3,027,786
		8,660,838
Consumer, Non-cyclical — 20.1%
Foods — 6.9%
Conagra Brands, Inc.	35,682	1,046,910
The J.M. Smucker Co.	8,075	896,325
Kellogg Co.	5,030	301,750
Koninklijke Ahold Delhaize NV	46,123	1,079,430
Mondelez International, Inc. Class A	11,190	560,395

	Number of Shares	Value
Orkla ASA	86,595	$741,031
Sysco Corp.	14,021	639,778
		5,265,619
Health Care – Products — 6.9%
Envista Holdings Corp. (a)	33,090	494,365
Henry Schein, Inc. (a)	13,445	679,241
Hologic, Inc. (a)	23,855	837,310
Siemens Healthineers AG (c)	17,024	675,484
Zimmer Biomet Holdings, Inc.	25,322	2,559,548
		5,245,948
Health Care – Services — 2.8%
Quest Diagnostics, Inc.	12,194	979,178
Universal Health Services, Inc. Class B	11,526	1,141,996
		2,121,174
Household Products & Wares — 0.5%
Kimberly-Clark Corp.	2,884	368,777
Pharmaceuticals — 3.0%
Cardinal Health, Inc.	22,987	1,101,997
McKesson Corp.	8,838	1,195,428
		2,297,425
		15,298,943
Energy — 2.5%
Oil & Gas — 1.8%
ConocoPhillips	27,174	836,959
Imperial Oil Ltd. (b)	20,300	229,498
Noble Energy, Inc.	47,141	284,732
		1,351,189
Oil & Gas Services — 0.7%
Baker Hughes Co.	47,911	503,066
Schlumberger Ltd.	5,766	77,783
		580,849
		1,932,038
Financial — 25.6%
Banks — 11.5%
Comerica, Inc.	23,911	701,549
Commerce Bancshares, Inc.	17,390	875,587
First Hawaiian, Inc.	28,759	475,386
M&T Bank Corp.	6,980	721,941
Northern Trust Corp.	30,233	2,281,382
The PNC Financial Services Group, Inc.	3,793	363,066
Prosperity Bancshares, Inc.	9,423	454,660
State Street Corp.	12,385	659,749
Truist Financial Corp.	44,249	1,364,639
UMB Financial Corp.	8,700	403,506

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Westamerica Bancorp.	7,954	$467,536
		8,769,001
Diversified Financial Services — 2.6%
Ameriprise Financial, Inc.	8,873	909,305
BlackRock, Inc.	1,141	502,006
T. Rowe Price Group, Inc.	5,946	580,627
		1,991,938
Insurance — 5.3%
Aflac, Inc.	20,040	686,170
Arthur J Gallagher & Co.	2,149	175,165
Brown & Brown, Inc.	4,898	177,405
Chubb Ltd.	12,840	1,434,099
Globe Life, Inc.	2,168	156,031
ProAssurance Corp.	25,180	629,500
Reinsurance Group of America, Inc.	8,799	740,348
		3,998,718
Real Estate Investment Trusts (REITS) — 5.2%
Empire State Realty Trust, Inc. Class A	44,766	401,103
MGM Growth Properties LLC Class A	35,179	832,687
Piedmont Office Realty Trust, Inc. Class A	36,887	651,425
Welltower, Inc.	21,683	992,648
Weyerhaeuser Co.	64,235	1,088,783
		3,966,646
Savings & Loans — 1.0%
Capitol Federal Financial, Inc.	64,947	754,035
		19,480,338
Industrial — 17.9%
Aerospace & Defense — 1.4%
BAE Systems PLC	47,650	307,469
General Dynamics Corp.	5,429	718,311
		1,025,780
Building Materials — 1.6%
Johnson Controls International PLC	45,504	1,226,788
Electrical Components & Equipment — 2.0%
Emerson Electric Co.	32,239	1,536,188
Electronics — 4.4%
Hubbell, Inc.	11,127	1,276,712
nVent Electric PLC	80,100	1,351,287
TE Connectivity Ltd.	11,701	736,929
		3,364,928
Environmental Controls — 0.6%
Republic Services, Inc.	5,811	436,174

	Number of Shares	Value
Miscellaneous - Manufacturing — 1.8%
IMI PLC	72,980	$675,032
Textron, Inc.	25,324	675,391
		1,350,423
Packaging & Containers — 3.5%
Graphic Packaging Holding Co.	32,136	392,059
Packaging Corp. of America	9,886	858,401
Sonoco Products Co.	19,825	918,889
WestRock Co.	17,383	491,244
		2,660,593
Transportation — 2.6%
Heartland Express, Inc.	46,009	854,387
Norfolk Southern Corp.	7,841	1,144,786
		1,999,173
		13,600,047
Technology — 4.8%
Computers — 0.9%
HP, Inc.	39,402	684,019
Semiconductors — 2.9%
Applied Materials, Inc.	20,532	940,776
Maxim Integrated Products, Inc.	18,710	909,493
Microchip Technology, Inc.	5,644	382,663
		2,232,932
Software — 1.0%
Cerner Corp.	11,898	749,455
		3,666,406
Utilities — 9.9%
Electric — 7.8%
Ameren Corp.	6,936	505,149
Edison International	26,434	1,448,319
Eversource Energy	6,630	518,532
NorthWestern Corp.	13,409	802,260
Pinnacle West Capital Corp.	15,768	1,195,057
WEC Energy Group, Inc.	2,661	234,514
Xcel Energy, Inc.	20,549	1,239,105
		5,942,936
Gas — 2.1%
Atmos Energy Corp.	6,240	619,195
Spire, Inc.	12,592	937,852
		1,557,047
		7,499,983

TOTAL COMMON STOCK (Cost $90,825,798)		72,865,961

TOTAL EQUITIES (Cost $90,825,798)		72,865,961

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 0.5%
Diversified Financial Services — 0.5%
iShares Russell Mid-Cap Value ETF	5,955	$381,656
State Street Navigator Securities Lending Prime Portfolio (d)	6,900	6,900
		388,556

TOTAL MUTUAL FUNDS (Cost $390,938)		388,556

TOTAL LONG-TERM INVESTMENTS (Cost $91,216,736)		73,254,517
	Principal Amount
SHORT-TERM INVESTMENTS — 3.6%
Repurchase Agreement — 3.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%, due 4/01/20 (e)	$2,761,846	2,761,846

TOTAL SHORT-TERM INVESTMENTS (Cost $2,761,846)		2,761,846

TOTAL INVESTMENTS — 99.9% (Cost $93,978,582) (f)		76,016,363

Other Assets/(Liabilities) — 0.1%		55,386

NET ASSETS — 100.0%		$76,071,749

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $1,179,160 or 1.55% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $1,228,400 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2020, the aggregate market value of these securities amounted to $675,484 or 0.89% of net assets.

(d)	Represents investment of security lending cash collateral. (Note 2).
(e)

Maturity value of $2,761,846. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 7/15/22, and an aggregate market value, including accrued interest, of $2,818,797.

(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund — Portfolio of Investments (Continued)

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	6/30/20	JPY	7,282,656	USD	66,206	$1,779
Bank of America N.A.	6/30/20	USD	481,084	JPY	51,999,936	(4,340)
Credit Suisse International	6/30/20	EUR	55,912	USD	61,920	(45)
Credit Suisse International	6/30/20	USD	2,261,930	EUR	2,078,220	(37,888)
Goldman Sachs & Co.	6/30/20	NOK	685,802	USD	62,943	3,043
Goldman Sachs & Co.	6/30/20	USD	662,034	NOK	7,463,419	(56,069)
JP Morgan Chase Bank N.A.	6/30/20	GBP	278,477	USD	328,094	18,317
JP Morgan Chase Bank N.A.	6/30/20	USD	1,752,268	GBP	1,496,855	(109,745)
Morgan Stanley & Co. LLC	6/30/20	CAD	205,713	USD	142,487	3,814
Morgan Stanley & Co. LLC	6/30/20	USD	807,995	CAD	1,170,818	(24,677)
						$(205,811)

Currency Legend

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund — Portfolio of Investments
March 31, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.1%
COMMON STOCK — 96.1%
Basic Materials — 5.4%
Chemicals — 3.3%
Element Solutions, Inc. (a)	30,850	$257,906
Orion Engineered Carbons SA	35,570	265,352
PolyOne Corp.	23,846	452,359
Rogers Corp. (a)	2,090	197,338
Sensient Technologies Corp.	2,830	123,133
Stepan Co.	4,600	406,916
		1,703,004
Forest Products & Paper — 0.7%
Neenah, Inc.	8,460	364,880
Iron & Steel — 1.3%
Allegheny Technologies, Inc. (a)	80,989	688,406
Mining — 0.1%
Ferroglobe PLC (a)	96,676	43,988
Ferroglobe Representation & Warranty Insurance Trust (a) (b) (c)	234,800	—
		43,988
		2,800,278
Communications — 2.1%
Telecommunications — 2.1%
Ciena Corp. (a)	27,810	1,107,116
Consumer, Cyclical — 9.5%
Apparel — 0.4%
Kontoor Brands, Inc. (a) (d)	11,540	221,222
Auto Parts & Equipment — 3.5%
Adient PLC (a)	71,168	645,494
American Axle & Manufacturing Holdings, Inc. (a)	104,012	375,483
Cooper Tire & Rubber Co.	11,770	191,851
Gentherm, Inc. (a)	17,864	560,930
		1,773,758
Food Services — 1.0%
Aramark	24,650	492,260
Home Builders — 0.6%
TRI Pointe Group, Inc. (a)	35,830	314,229
Home Furnishing — 1.5%
Whirlpool Corp.	8,801	755,126
Lodging — 0.4%
Wyndham Hotels & Resorts, Inc.	6,850	215,844
Office Furnishings — 0.4%
Steelcase, Inc. Class A	22,660	223,654
Retail — 0.2%
The Cato Corp. Class A	10,710	114,276

	Number of Shares	Value
Storage & Warehousing — 1.5%
Mobile Mini, Inc.	30,128	$790,257
		4,900,626
Consumer, Non-cyclical — 12.5%
Agriculture — 1.9%
Darling Ingredients, Inc. (a)	52,137	999,466
Beverages — 0.5%
C&C Group PLC	97,956	238,693
Commercial Services — 3.5%
AMN Healthcare Services, Inc. (a)	2,480	143,369
BrightView Holdings, Inc. (a)	20,380	225,403
CBIZ, Inc. (a)	11,310	236,605
Forrester Research, Inc. (a)	9,187	268,536
Huron Consulting Group, Inc. (a)	11,330	513,929
ICF International, Inc.	5,260	361,362
SEACOR Marine Holdings Inc. (a)	11,824	51,789
		1,800,993
Foods — 1.9%
Cranswick PLC	11,482	525,822
Post Holdings, Inc. (a)	2,950	244,762
SunOpta, Inc. (a) (d)	104,417	179,597
		950,181
Health Care – Products — 1.2%
Invacare Corp.	30,611	227,439
Lantheus Holdings, Inc. (a)	21,180	270,257
Natus Medical, Inc. (a)	6,160	142,481
		640,177
Health Care – Services — 1.6%
Encompass Health Corp.	12,623	808,251
Household Products & Wares — 1.9%
Acco Brands Corp.	56,260	284,113
Helen of Troy Ltd. (a)	1,840	265,015
Spectrum Brands Holdings, Inc.	12,360	449,533
		998,661
		6,436,422
Energy — 1.5%
Oil & Gas — 0.7%
Callon Petroleum Co. (a)	188,780	103,432
Kosmos Energy Ltd.	98,730	88,423
Magnolia Oil & Gas Corp. Class A (a) (d)	43,470	173,880
		365,735
Oil & Gas Services — 0.8%
Era Group, Inc. (a)	12,010	64,013

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Thermon Group Holdings, Inc. (a)	22,200	$334,554
		398,567
		764,302
Financial — 21.6%
Banks — 6.9%
1st Source Corp.	6,980	226,361
Atlantic Union Bankshares Corp.	13,450	294,555
First Midwest Bancorp, Inc.	22,870	302,684
Great Western Bancorp, Inc.	14,180	290,406
Hancock Whitney Corp.	14,260	278,355
International Bancshares Corp.	15,220	409,114
Prosperity Bancshares, Inc.	17,918	864,544
Synovus Financial Corp.	15,530	272,707
Texas Capital Bancshares, Inc. (a)	19,030	421,895
Webster Financial Corp.	9,100	208,390
		3,569,011
Diversified Financial Services — 1.7%
PRA Group, Inc. (a)	31,857	883,076
Insurance — 6.6%
Alleghany Corp.	1,198	661,715
Argo Group International Holdings Ltd.	2,390	88,574
Assured Guaranty Ltd.	9,120	235,205
Kemper Corp.	7,630	567,443
MGIC Investment Corp.	132,569	841,813
Reinsurance Group of America, Inc.	3,420	287,759
White Mountains Insurance Group Ltd.	790	718,900
		3,401,409
Real Estate — 0.6%
Alexander & Baldwin, Inc.	29,090	326,390
Real Estate Investment Trusts (REITS) — 4.5%
Brandywine Realty Trust	39,420	414,698
Corporate Office Properties Trust	21,280	470,926
Lexington Realty Trust	23,450	232,859
Physicians Realty Trust	36,580	509,925
PotlatchDeltic Corp.	11,263	353,546
RPT Realty	59,550	359,087
		2,341,041
Savings & Loans — 1.3%
Banc of California, Inc.	34,560	276,480
Northwest Bancshares, Inc.	31,860	368,620
		645,100
		11,166,027

	Number of Shares	Value
Industrial — 30.8%
Aerospace & Defense — 0.6%
Astronics Corp. (a)	12,971	$119,074
Park Aerospace Corp.	12,832	161,683
		280,757
Building Materials — 4.3%
American Woodmark Corp. (a)	7,530	343,142
Apogee Enterprises, Inc.	30,439	633,740
Gibraltar Industries, Inc. (a)	14,348	615,816
Louisiana-Pacific Corp.	5,000	85,900
Simpson Manufacturing Co., Inc.	4,149	257,155
Tyman PLC	155,744	299,598
		2,235,351
Electrical Components & Equipment — 2.1%
Belden, Inc.	14,260	514,501
Encore Wire Corp.	13,195	554,058
		1,068,559
Electronics — 5.7%
Coherent, Inc. (a)	2,200	234,102
FARO Technologies, Inc. (a)	15,684	697,938
II-VI, Inc. (a) (d)	40,572	1,156,302
Vishay Intertechnology, Inc.	57,608	830,131
		2,918,473
Engineering & Construction — 1.7%
Primoris Services Corp.	55,755	886,504
Environmental Controls — 0.6%
Clean Harbors, Inc. (a)	6,450	331,143
Hand & Machine Tools — 2.2%
Colfax Corp. (a)	36,748	727,610
Luxfer Holdings PLC	28,982	409,806
		1,137,416
Machinery – Diversified — 0.2%
Albany International Corp. Class A	1,970	93,240
Manufacturing — 2.9%
Enerpac Tool Group Corp.	36,166	598,547
ESCO Technologies, Inc.	2,870	217,862
Federal Signal Corp.	25,114	685,110
		1,501,519
Metal Fabricate & Hardware — 1.9%
Mueller Industries, Inc.	23,340	558,760
Valmont Industries, Inc.	4,130	437,697
		996,457
Packaging & Containers — 2.5%
Matthews International Corp. Class A	8,220	198,842
Sealed Air Corp.	16,410	405,491

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TriMas Corp. (a)	30,290	$699,699
		1,304,032
Transportation — 4.0%
Air Transport Services Group, Inc. (a)	35,974	657,605
Dorian LPG Ltd. (a)	21,247	185,061
Forward Air Corp.	7,180	363,667
Saia, Inc. (a)	4,980	366,229
Scorpio Tankers, Inc.	11,112	212,462
SEACOR Holdings, Inc. (a)	9,530	256,929
		2,041,953
Trucking & Leasing — 2.1%
GATX Corp. (d)	6,450	403,512
The Greenbrier Cos., Inc.	38,322	679,832
		1,083,344
		15,878,748
Technology — 11.0%
Computers — 1.4%
Exlservice Holdings, Inc. (a)	1,400	72,842
MTS Systems Corp.	13,003	292,567
WNS Holdings Ltd. ADR (a)	8,820	379,084
		744,493
Semiconductors — 8.2%
Brooks Automation, Inc.	40,022	1,220,671
Cohu, Inc.	45,501	563,303
CTS Corp.	12,790	318,343
Diodes, Inc. (a)	24,462	994,013
Onto Innovation, Inc. (a)	17,938	532,221
Photronics, Inc. (a)	56,720	581,947
		4,210,498
Software — 1.4%
Allscripts Healthcare Solutions, Inc. (a)	48,000	337,920
CDK Global, Inc.	12,270	403,069
		740,989
		5,695,980

	Number of Shares	Value
Utilities — 1.7%
Gas — 1.7%
New Jersey Resources Corp.	4,780	$162,377
Spire, Inc.	3,770	280,789
UGI Corp.	15,385	410,318
		853,484
		853,484

TOTAL COMMON STOCK (Cost $70,262,171)		49,602,983

TOTAL EQUITIES (Cost $70,262,171)		49,602,983

MUTUAL FUNDS — 0.4%
Diversified Financial Services — 0.4%
State Street Navigator Securities Lending Prime Portfolio (e)	223,934	223,934

TOTAL MUTUAL FUNDS (Cost $223,934)		223,934

TOTAL LONG-TERM INVESTMENTS (Cost $70,486,105)		49,826,917

	Principal Amount
SHORT-TERM INVESTMENTS — 4.8%
Repurchase Agreement — 4.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%, due 4/01/20 (f)	$2,501,130	2,501,130

TOTAL SHORT-TERM INVESTMENTS (Cost $2,501,130)		2,501,130

TOTAL INVESTMENTS — 101.3% (Cost $72,987,235) (g)		52,328,047

Other Assets/(Liabilities) — (1.3)%		(693,018)

NET ASSETS — 100.0%		$51,635,029

Abbreviation Legend

ADR	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Investment was valued using significant unobservable inputs.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2020, these securities amounted to a value of $0 or 0.00% of net assets.
(d)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $2,206,472 or 4.27% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $2,065,730 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(e)	Represents investment of security lending cash collateral. (Note 2).
(f)

Maturity value of $2,501,130. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 7/15/22, and an aggregate market value, including accrued interest, of $2,554,048.

(g)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund — Portfolio of Investments
March 31, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.5%
COMMON STOCK — 96.5%
Basic Materials — 1.5%
Chemicals — 0.9%
Minerals Technologies, Inc.	16,669	$604,418
Orion Engineered Carbons SA	89,428	667,133
		1,271,551
Iron & Steel — 0.6%
Carpenter Technology Corp.	38,598	752,661
Mining — 0.0%
Ferroglobe Representation & Warranty Insurance Trust (a) (b) (c)	49,975	—
		2,024,212
Communications — 3.5%
Internet — 0.5%
Criteo SA Sponsored ADR (c)	88,761	705,650
Media — 0.7%
Entravision Communications Corp. Class A	215,837	438,149
Houghton Mifflin Harcourt Co. (c)	174,782	328,590
Townsquare Media, Inc. Class A	16,627	76,651
		843,390
Telecommunications — 2.3%
A10 Networks, Inc. (c)	198,249	1,231,126
Casa Systems, Inc. (c)	257,726	902,041
Extreme Networks, Inc. (c)	158,668	490,284
LogMeIn, Inc.	5,083	423,312
		3,046,763
		4,595,803
Consumer, Cyclical — 10.2%
Airlines — 0.6%
SkyWest, Inc.	30,256	792,405
Apparel — 0.4%
Skechers U.S.A., Inc. Class A (c)	22,224	527,598
Auto Manufacturers — 0.2%
REV Group, Inc. (d)	55,936	233,253
Auto Parts & Equipment — 1.3%
Cooper-Standard Holding, Inc. (c)	8,659	88,928
Dana, Inc.	89,566	699,510
Spartan Motors, Inc.	66,500	858,515
		1,646,953
Entertainment — 0.2%
Accel Entertainment, Inc. (c) (d)	40,831	306,233
Food Services — 0.4%
Healthcare Services Group, Inc. (d)	23,719	567,121

	Number of Shares	Value
Home Builders — 0.7%
Taylor Morrison Home Corp. (c)	85,769	$943,459
Leisure Time — 1.2%
Callaway Golf Co.	89,773	917,480
Malibu Boats, Inc. Class A (c)	19,652	565,781
OneWater Marine, Inc. Class A (c)	14,408	110,221
		1,593,482
Office Furnishings — 0.3%
Knoll, Inc.	41,569	428,992
Retail — 4.5%
BMC Stock Holdings, Inc. (c)	11,149	197,672
Citi Trends, Inc.	57,426	511,091
El Pollo Loco Holdings, Inc. (c) (d)	128,024	1,081,803
Foundation Building Materials, Inc. (c)	20,631	212,293
GMS, Inc. (c)	7,067	111,164
MarineMax, Inc. (c)	18,336	191,061
Papa John’s International, Inc.	31,530	1,682,757
Penske Automotive Group, Inc.	22,150	620,200
Red Robin Gourmet Burgers, Inc. (c)	22,380	190,678
Regis Corp. (c) (d)	99,882	590,303
Ruth’s Hospitality Group, Inc.	44,657	298,309
Signet Jewelers Ltd. (d)	32,843	211,837
		5,899,168
Textiles — 0.4%
UniFirst Corp.	3,826	578,070
		13,516,734
Consumer, Non-cyclical — 11.9%
Agriculture — 0.8%
Fresh Del Monte Produce, Inc. (d)	39,227	1,083,058
Beverages — 0.8%
Primo Water Corp.	123,617	1,119,970
Commercial Services — 1.9%
The Brink’s Co.	15,363	799,644
Cass Information Systems, Inc.	5,112	179,738
Deluxe Corp.	22,519	583,918
EVERTEC, Inc.	25,782	586,025
Korn Ferry	10,636	258,667
Viad Corp.	8,844	187,758
		2,595,750
Cosmetics & Personal Care — 0.3%
Edgewell Personal Care Co. (c)	14,208	342,129
Foods — 3.1%
The Hain Celestial Group, Inc. (c) (d)	70,621	1,834,027
Nomad Foods Ltd. (c)	105,578	1,959,528
Weis Markets, Inc.	9,341	389,146
		4,182,701

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Services — 2.7%
ICON PLC (c)	9,559	$1,300,024
Molina Healthcare, Inc. (c)	11,067	1,546,170
The Providence Service Corp. (c)	13,669	750,155
		3,596,349
Household Products — 0.3%
Reynolds Consumer Products, Inc.	11,693	341,085
Household Products & Wares — 0.9%
Spectrum Brands Holdings, Inc.	31,701	1,152,965
Pharmaceuticals — 1.1%
Patterson Cos., Inc.	27,939	427,187
Premier, Inc. Class A (c)	31,204	1,020,995
		1,448,182
		15,862,189
Energy — 1.7%
Oil & Gas — 0.3%
Earthstone Energy, Inc. Class A (c)	29,402	51,748
Magnolia Oil & Gas Corp. Class A (c) (d)	25,747	102,988
Patterson-UTI Energy, Inc.	79,284	186,317
		341,053
Oil & Gas Services — 1.4%
Dril-Quip, Inc. (c)	32,683	996,832
Helix Energy Solutions Group, Inc. (c)	120,692	197,935
MRC Global, Inc. (c)	78,594	334,811
NCS Multistage Holdings, Inc. (c)	72,038	46,104
Oil States International, Inc. (c)	73,837	149,889
RPC, Inc. (d)	80,074	164,952
		1,890,523
		2,231,576
Financial — 38.0%
Banks — 17.6%
1st Source Corp.	25,558	828,846
Ameris Bancorp	6,547	155,557
Associated Banc-Corp.	82,339	1,053,116
Bank of Marin Bancorp	20,496	614,880
BankUnited, Inc.	111,783	2,090,342
Carter Bank & Trust	71,238	653,965
CrossFirst Bankshares, Inc. (c)	32,929	276,604
First Hawaiian, Inc.	41,328	683,152
HarborOne Bancorp, Inc. (c)	120,756	909,293
Heritage Financial Corp.	63,439	1,268,780
Hilltop Holdings, Inc.	25,786	389,884
Home BancShares, Inc.	82,038	983,636
IBERIABANK Corp.	27,416	991,363
Independent Bank Group, Inc.	46,208	1,094,205
Opus Bank	48,010	832,013

	Number of Shares	Value
Origin Bancorp, Inc.	21,796	$441,369
Prosperity Bancshares, Inc.	5,326	256,979
Sandy Spring Bancorp, Inc.	43,739	990,251
Signature Bank	9,561	768,609
South State Corp.	2,173	127,620
Synovus Financial Corp.	47,487	833,872
Texas Capital Bancshares, Inc. (c)	43,920	973,706
Towne Bank	13,810	249,823
TriCo Bancshares	37,776	1,126,480
UMB Financial Corp.	16,893	783,497
Umpqua Holdings Corp.	107,504	1,171,794
Valley National Bancorp	139,365	1,018,758
Webster Financial Corp.	36,342	832,232
Zions Bancorp NA	35,358	946,180
		23,346,806
Diversified Financial Services — 0.3%
Ares Management Corp. Class A	13,446	415,885
Insurance — 7.2%
AMERISAFE, Inc.	7,858	506,605
Axis Capital Holdings Ltd.	22,987	888,448
Essent Group Ltd.	33,558	883,918
First American Financial Corp.	22,378	949,051
The Hanover Insurance Group, Inc.	1,716	155,435
James River Group Holdings Ltd.	19,176	694,938
Kemper Corp.	22,144	1,646,849
ProAssurance Corp.	46,949	1,173,725
ProSight Global, Inc. (c)	18,473	180,112
RenaissanceRe Holdings Ltd.	2,619	391,069
Selective Insurance Group, Inc.	20,432	1,015,471
State Auto Financial Corp.	25,980	721,984
White Mountains Insurance Group Ltd.	460	418,600
		9,626,205
Investment Companies — 0.8%
Compass Diversified Holdings (e)	78,634	1,053,695
Real Estate Investment Trusts (REITS) — 10.4%
Armada Hoffler Properties, Inc.	65,415	699,941
Brandywine Realty Trust	62,959	662,329
CareTrust REIT, Inc.	7,931	117,300
City Office REIT, Inc.	116,853	844,847
Cousins Properties, Inc.	63,406	1,855,894
Easterly Government Properties, Inc.	54,023	1,331,127
Empire State Realty Trust, Inc. Class A	38,044	340,874
Four Corners Property Trust, Inc.	6,627	123,991
Highwoods Properties, Inc.	3,651	129,318
Independence Realty Trust, Inc.	138,530	1,238,458
Kite Realty Group Trust	45,933	434,986

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Lexington Realty Trust	15,638	$155,285
National Health Investors, Inc.	3,015	149,303
National Storage Affiliates Trust	59,604	1,764,278
Physicians Realty Trust	95,826	1,335,814
RLJ Lodging Trust	77,680	599,690
Sabra Health Care REIT, Inc.	5,295	57,821
STAG Industrial, Inc.	70,458	1,586,714
Summit Hotel Properties, Inc. (d)	20,032	84,535
Weingarten Realty Investors	19,654	283,607
		13,796,112
Savings & Loans — 1.7%
Pacific Premier Bancorp, Inc.	17,259	325,159
Sterling Bancorp	66,084	690,578
WSFS Financial Corp.	47,066	1,172,885
		2,188,622
		50,427,325
Industrial — 16.6%
Aerospace & Defense — 0.5%
AAR Corp.	40,029	710,915
Building Materials — 1.2%
Eagle Materials, Inc.	2,924	170,820
Masonite International Corp. (c)	24,767	1,175,194
Tecnoglass, Inc. (d)	51,907	200,361
		1,546,375
Electrical Components & Equipment — 2.2%
Belden, Inc.	46,006	1,659,896
EnerSys	21,556	1,067,453
Graham Corp.	13,533	174,576
		2,901,925
Electronics — 3.4%
Advanced Energy Industries, Inc. (c)	3,332	161,569
Avnet, Inc.	21,848	548,385
Coherent, Inc. (c)	6,477	689,217
II-VI, Inc. (c) (d)	24,284	692,094
KEMET Corp.	22,010	531,762
Tech Data Corp. (c)	3,580	468,443
TTM Technologies, Inc. (c)	101,654	1,051,102
Vishay Intertechnology, Inc.	23,775	342,598
		4,485,170
Engineering & Construction — 1.5%
Arcosa, Inc.	762	30,282
Dycom Industries, Inc. (c)	10,794	276,866
NV5 Global, Inc. (c) (d)	5,940	245,263
Primoris Services Corp.	59,800	950,820
Tutor Perini Corp. (c)	63,795	428,702
		1,931,933

	Number of Shares	Value
Environmental Controls — 0.1%
CECO Environmental Corp. (c)	42,050	$196,373
Hand & Machine Tools — 2.1%
Colfax Corp. (c)	20,875	413,325
Hurco Cos., Inc.	7,176	208,822
Kennametal, Inc.	58,683	1,092,677
Luxfer Holdings PLC	9,572	135,348
Regal Beloit Corp.	15,890	1,000,276
		2,850,448
Machinery – Construction & Mining — 0.5%
Terex Corp.	42,219	606,265
Machinery – Diversified — 0.3%
Cactus, Inc. Class A	25,278	293,225
DXP Enterprises, Inc. (c)	8,712	106,809
		400,034
Metal Fabricate & Hardware — 0.6%
The Timken Co.	19,308	624,421
Valmont Industries, Inc.	1,424	150,915
		775,336
Miscellaneous - Manufacturing — 0.9%
EnPro Industries, Inc.	16,166	639,850
Trinseo SA	29,539	534,952
		1,174,802
Packaging & Containers — 2.1%
Graphic Packaging Holding Co.	146,700	1,789,740
Silgan Holdings, Inc.	35,743	1,037,262
		2,827,002
Transportation — 1.2%
Covenant Transportation Group, Inc. Class A (c) (d)	33,404	289,612
Hub Group, Inc. Class A (c)	29,121	1,324,132
		1,613,744
		22,020,322
Technology — 11.0%
Computers — 3.7%
NCR Corp. (c)	54,689	967,995
NetScout Systems, Inc. (c)	66,146	1,565,676
TTEC Holdings, Inc.	9,340	342,965
Unisys Corp. (c)	100,862	1,245,646
WNS Holdings Ltd. ADR (c)	18,667	802,307
		4,924,589
Semiconductors — 3.6%
Kulicke & Soffa Industries, Inc.	111,351	2,323,896
Magnachip Semiconductor Corp. (c)	103,270	1,141,134
MaxLinear, Inc. (c)	80,081	934,545

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Onto Innovation, Inc. (c)	13,190	$391,347
		4,790,922
Software — 3.7%
CommVault Systems, Inc. (c)	41,058	1,662,028
CSG Systems International, Inc.	5,427	227,120
Donnelley Financial Solutions, Inc. (c)	78,740	414,960
InnerWorkings, Inc. (c)	87,435	102,299
Sapiens International Corp. NV	8,770	166,805
Teradata Corp. (c)	46,352	949,752
Verint Systems, Inc. (c)	32,191	1,384,213
		4,907,177
		14,622,688
Utilities — 2.1%
Electric — 2.1%
Black Hills Corp.	19,621	1,256,333
Charah Solutions, Inc. (c)	87,704	149,974
PNM Resources, Inc. (d)	33,408	1,269,504
Portland General Electric Co.	2,890	138,546
		2,814,357
		2,814,357

TOTAL COMMON STOCK (Cost $184,981,690)		128,115,206

TOTAL EQUITIES (Cost $184,981,690)		128,115,206

MUTUAL FUNDS — 0.3%
Diversified Financial Services — 0.3%
State Street Navigator Securities Lending Prime Portfolio (f)	437,811	437,811

TOTAL MUTUAL FUNDS (Cost $437,811)		437,811

TOTAL LONG-TERM INVESTMENTS (Cost $185,419,501)		128,553,017

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.9%
Repurchase Agreement — 3.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%, due 4/01/20 (g)	$5,192,752	$5,192,752

TOTAL SHORT-TERM INVESTMENTS (Cost $5,192,752)		5,192,752

TOTAL INVESTMENTS — 100.7% (Cost $190,612,253) (h)		133,745,769

Other Assets/(Liabilities) — (0.7)%		(922,280)

NET ASSETS — 100.0%		$132,823,489

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Investment was valued using significant unobservable inputs.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2020, these securities amounted to a value of $0 or 0.00% of net assets.
(c)	Non-income producing security.
(d)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $7,621,829 or 5.74% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $7,449,741 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(e)	Security is a Master Limited Partnership.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)

Maturity value of $5,192,752. Collateralized by U.S. Government Agency obligations with rates ranging from 1.750% - 1.875%, maturity dates ranging from 7/15/22 - 7/31/22, and an aggregate market value, including accrued interest, of $5,303,182.

(h)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund — Portfolio of Investments
March 31, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.4%
COMMON STOCK — 99.4%
Basic Materials — 4.0%
Chemicals — 2.1%
Ashland Global Holdings, Inc.	15,140	$758,059
Cabot Corp.	14,323	374,117
The Chemours Co.	41,100	364,557
Ingevity Corp. (a)	10,513	370,058
Minerals Technologies, Inc.	8,762	317,710
NewMarket Corp.	1,856	710,607
Olin Corp.	40,137	468,399
PolyOne Corp.	22,686	430,353
RPM International, Inc.	32,598	1,939,581
Sensient Technologies Corp.	10,638	462,859
Valvoline, Inc.	47,358	619,916
		6,816,216
Forest Products & Paper — 0.1%
Domtar Corp.	14,397	311,551
Iron & Steel — 1.2%
Allegheny Technologies, Inc. (a)	31,694	269,399
Carpenter Technology Corp.	11,996	233,922
Commercial Metals Co.	29,825	470,937
Reliance Steel & Aluminum Co.	16,756	1,467,658
Steel Dynamics, Inc.	54,159	1,220,744
United States Steel Corp. (b)	42,743	269,708
		3,932,368
Mining — 0.6%
Compass Minerals International, Inc. (b)	8,518	327,687
Royal Gold, Inc.	16,488	1,446,163
		1,773,850
		12,833,985
Communications — 4.4%
Internet — 0.9%
Etsy, Inc. (a)	29,785	1,144,935
GrubHub, Inc. (a)	22,988	936,301
TripAdvisor, Inc.	26,412	459,305
Yelp, Inc. (a)	16,059	289,544
		2,830,085
Media — 2.3%
AMC Networks, Inc. Class A (a)	11,079	269,330
Cable One, Inc.	1,263	2,076,385
FactSet Research Systems, Inc.	9,538	2,486,366
John Wiley & Sons, Inc. Class A (b)	10,997	412,277
Meredith Corp. (b)	10,105	123,483
The New York Times Co. Class A (b)	36,136	1,109,737
TEGNA, Inc. (b)	54,524	592,131

	Number of Shares	Value
World Wrestling Entertainment, Inc. Class A (b)	11,929	$404,751
		7,474,460
Telecommunications — 1.2%
Ciena Corp. (a)	38,886	1,548,052
InterDigital, Inc.	7,826	349,274
LogMeIn, Inc.	12,271	1,021,929
Telephone & Data Systems, Inc.	24,585	412,045
ViaSat, Inc. (a) (b)	14,497	520,732
		3,852,032
		14,156,577
Consumer, Cyclical — 12.5%
Airlines — 0.2%
JetBlue Airways Corp. (a)	72,570	649,501
Apparel — 0.9%
Carter’s, Inc.	11,097	729,406
Columbia Sportswear Co. (b)	7,299	509,251
Deckers Outdoor Corp. (a)	7,032	942,288
Skechers U.S.A., Inc. Class A (a)	33,662	799,136
		2,980,081
Auto Parts & Equipment — 0.3%
Adient PLC (a)	21,882	198,470
Dana, Inc.	36,179	282,558
Delphi Technologies PLC (a) (b)	21,636	174,170
Visteon Corp. (a) (b)	7,030	337,299
		992,497
Automotive & Parts — 0.5%
Lear Corp.	13,832	1,123,850
The The Goodyear Tire & Rubber Co.	58,460	340,237
		1,464,087
Distribution & Wholesale — 1.2%
KAR Auction Services, Inc.	32,370	388,440
Pool Corp.	10,064	1,980,293
Resideo Technologies, Inc. (a)	30,873	149,426
Watsco, Inc. (b)	8,207	1,296,952
		3,815,111
Entertainment — 0.8%
Churchill Downs, Inc.	8,911	917,387
Cinemark Holdings, Inc. (b)	26,798	273,072
Eldorado Resorts, Inc. (a) (b)	16,421	236,462
Marriott Vacations Worldwide Corp.	9,406	522,786
Penn National Gaming, Inc. (a) (b)	27,389	346,471
Scientific Games Corp. Class A (a) (b)	13,596	131,881
Six Flags Entertainment Corp.	19,760	247,790
		2,675,849
Food Services — 0.1%
Healthcare Services Group, Inc. (b)	18,632	445,491

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Home Builders — 0.7%
KB Home	21,535	$389,783
Taylor Morrison Home Corp. (a)	33,248	365,728
Thor Industries, Inc. (b)	13,876	585,290
Toll Brothers, Inc.	30,343	584,103
TRI Pointe Group, Inc. (a)	35,001	306,959
		2,231,863
Home Furnishing — 0.2%
Tempur Sealy International, Inc. (a)	11,421	499,212
Housewares — 0.9%
The Scotts Miracle-Gro Co.	9,960	1,019,904
The Toro Co.	26,797	1,744,217
		2,764,121
Leisure Time — 0.4%
Brunswick Corp.	20,506	725,297
Polaris, Inc.	14,455	696,008
		1,421,305
Lodging — 0.9%
Boyd Gaming Corp.	20,120	290,130
Caesars Entertainment Corp. (a) (b)	140,301	948,435
Choice Hotels International, Inc. (b)	7,985	489,081
Wyndham Destinations, Inc.	22,801	494,782
Wyndham Hotels & Resorts, Inc.	23,922	753,782
		2,976,210
Office Furnishings — 0.2%
Herman Miller, Inc.	14,846	329,581
HNI Corp.	10,765	271,171
		600,752
Retail — 5.0%
American Eagle Outfitters, Inc. (b)	39,924	317,396
AutoNation, Inc. (a)	14,801	415,316
Bed Bath & Beyond, Inc. (b)	31,815	133,941
BJ’s Wholesale Club Holdings, Inc. (a) (b)	30,709	782,158
Brinker International, Inc. (b)	9,394	112,822
Casey’s General Stores, Inc.	9,246	1,225,003
The Cheesecake Factory, Inc. (b)	10,322	176,300
Cracker Barrel Old Country Store, Inc. (b)	6,048	503,315
Dick’s Sporting Goods, Inc.	15,986	339,862
Dillard’s, Inc. Class A (b)	2,478	91,562
Domino’s Pizza, Inc.	9,720	3,149,960
Dunkin’ Brands Group, Inc.	20,825	1,105,808
FirstCash, Inc.	10,728	769,627
Five Below, Inc. (a)	13,995	984,968
Foot Locker, Inc.	26,907	593,299
Jack in the Box, Inc.	5,945	208,372

	Number of Shares	Value
MSC Industrial Direct Co., Inc. Class A	11,323	$622,425
Nu Skin Enterprises, Inc. Class A	13,963	305,092
Ollie’s Bargain Outlet Holdings, Inc. (a)	13,747	637,036
Papa John’s International, Inc.	5,541	295,723
RH (a)	4,107	412,630
Sally Beauty Holdings, Inc. (a) (b)	29,241	236,267
Texas Roadhouse, Inc.	16,401	677,361
Urban Outfitters, Inc. (a)	17,732	252,504
The Wendy’s Co.	46,262	688,379
Williams-Sonoma, Inc. (b)	19,510	829,565
World Fuel Services Corp.	16,438	413,909
		16,280,600
Toys, Games & Hobbies — 0.2%
Mattel, Inc. (a)	87,155	767,836
		40,564,516
Consumer, Non-cyclical — 18.1%
Agriculture — 0.2%
Darling Ingredients, Inc. (a)	41,153	788,903
Beverages — 0.3%
The Boston Beer Co., Inc. Class A (a) (b)	2,317	851,637
Biotechnology — 1.9%
Arrowhead Pharmaceuticals, Inc. (a)	25,164	723,968
Bio-Rad Laboratories, Inc. Class A (a)	5,431	1,903,891
Exelixis, Inc. (a)	76,379	1,315,247
Ligand Pharmaceuticals, Inc. (a) (b)	4,149	301,715
Nektar Therapeutics (a) (b)	44,222	789,363
United Therapeutics Corp. (a)	11,031	1,046,015
		6,080,199
Commercial Services — 3.6%
Aaron’s, Inc.	16,880	384,526
Adtalem Global Education, Inc. (a)	13,573	363,621
ASGN, Inc. (a)	13,273	468,802
Avis Budget Group, Inc. (a) (b)	14,289	198,617
The Brink’s Co.	12,575	654,529
CoreLogic, Inc.	19,989	610,464
Deluxe Corp.	10,583	274,417
FTI Consulting, Inc. (a)	9,459	1,132,904
Graham Holdings Co. Class B	1,093	372,899
Grand Canyon Education, Inc. (a)	12,122	924,727
HealthEquity, Inc. (a)	17,817	901,362
Insperity, Inc.	9,451	352,522
Liveramp Holdings, Inc. (a)	17,017	560,200
ManpowerGroup, Inc.	14,821	785,365
Sabre Corp.	68,848	408,269
Service Corp. International	45,947	1,796,987

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
WEX, Inc. (a)	10,882	$1,137,713
WW International, Inc. (a)	11,677	197,458
		11,525,382
Cosmetics & Personal Care — 0.1%
Edgewell Personal Care Co. (a)	13,626	328,114
Foods — 2.2%
Flowers Foods, Inc.	48,384	992,840
The Hain Celestial Group, Inc. (a) (b)	20,195	524,464
Ingredion, Inc.	16,783	1,267,116
Lancaster Colony Corp.	4,974	719,439
Pilgrim’s Pride Corp. (a)	13,174	238,713
Post Holdings, Inc. (a)	16,707	1,386,180
Sanderson Farms, Inc.	4,956	611,174
Sprouts Farmers Market, Inc. (a)	29,697	552,067
Tootsie Roll Industries, Inc. (b)	4,345	156,244
TreeHouse Foods, Inc. (a)	14,130	623,840
		7,072,077
Health Care – Products — 5.1%
Avanos Medical, Inc. (a)	12,048	324,453
Bio-Techne Corp.	9,580	1,816,560
Cantel Medical Corp. (b)	9,418	338,106
Globus Medical, Inc. Class A (a)	19,349	822,913
Haemonetics Corp. (a)	12,740	1,269,668
Hill-Rom Holdings, Inc.	16,782	1,688,269
ICU Medical, Inc. (a)	4,833	975,154
Integra LifeSciences Holdings Corp. (a)	17,915	800,263
LivaNova PLC (a)	12,166	550,512
Masimo Corp. (a)	12,332	2,184,244
NuVasive, Inc. (a)	13,090	663,139
Penumbra, Inc. (a) (b)	8,074	1,302,578
Repligen Corp. (a)	11,778	1,137,048
West Pharmaceutical Services, Inc.	18,599	2,831,698
		16,704,605
Health Care – Services — 3.8%
Acadia Healthcare Co., Inc. (a)	22,264	408,545
Amedisys, Inc. (a)	8,108	1,488,142
Catalent, Inc. (a)	38,901	2,020,907
Charles River Laboratories International, Inc. (a)	12,277	1,549,480
Chemed Corp.	4,024	1,743,197
Encompass Health Corp.	24,785	1,586,984
MEDNAX, Inc. (a)	21,190	246,652
Molina Healthcare, Inc. (a)	15,761	2,201,969
Syneos Health, Inc. (a)	15,655	617,120
Tenet Healthcare Corp. (a)	26,116	376,070
		12,239,066

	Number of Shares	Value
Household Products & Wares — 0.3%
Helen of Troy Ltd. (a)	6,326	$911,134
Pharmaceuticals — 0.6%
Patterson Cos., Inc. (b)	21,655	331,105
PRA Health Sciences, Inc. (a)	15,899	1,320,253
Prestige Consumer Healthcare, Inc. (a)	12,627	463,158
		2,114,516
		58,615,633
Energy — 1.6%
Energy – Alternate Sources — 0.5%
First Solar, Inc. (a) (b)	19,077	687,916
SolarEdge Technologies, Inc. (a)	12,219	1,000,492
		1,688,408
Oil & Gas — 0.9%
Cimarex Energy Co.	25,592	430,713
CNX Resources Corp. (a)	46,903	249,524
EQT Corp.	64,262	454,332
Matador Resources Co. (a)	27,169	67,379
Murphy Oil Corp. (b)	37,547	230,163
Murphy USA, Inc. (a)	7,268	613,129
Patterson-UTI Energy, Inc.	48,903	114,922
PBF Energy, Inc. Class A	25,607	181,298
Transocean Ltd. (a) (b)	144,577	167,709
WPX Energy, Inc. (a)	104,757	319,509
		2,828,678
Oil & Gas Services — 0.1%
Apergy Corp. (a)	19,471	111,958
Core Laboratories NV	11,155	115,343
NOW, Inc. (a)	27,349	141,121
		368,422
Pipelines — 0.1%
Antero Midstream Corp. (b)	74,662	156,790
Equitrans Midstream Corp. (b)	51,229	257,682
		414,472
		5,299,980
Financial — 24.5%
Banks — 5.8%
Associated Banc-Corp.	40,054	512,291
BancorpSouth Bank	24,120	456,350
Bank of Hawaii Corp.	10,124	559,250
Bank OZK	30,387	507,463
Cathay General Bancorp	19,034	436,830
CIT Group, Inc.	23,811	410,978
Commerce Bancshares, Inc. (b)	26,070	1,312,625
Cullen/Frost Bankers, Inc.	14,312	798,466
East West Bancorp, Inc.	36,606	942,238
F.N.B. Corp.	81,677	601,959

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
First Financial Bankshares, Inc.	34,148	$916,532
First Horizon National Corp. (b)	78,222	630,469
Fulton Financial Corp.	41,256	474,031
Hancock Whitney Corp.	21,923	427,937
Home BancShares, Inc.	39,003	467,646
International Bancshares Corp.	14,422	387,663
PacWest Bancorp	30,122	539,786
Pinnacle Financial Partners, Inc.	18,092	679,174
Prosperity Bancshares, Inc.	23,731	1,145,021
Signature Bank	13,571	1,090,973
Synovus Financial Corp.	36,837	646,858
TCF Financial Corp. (b)	38,562	873,815
Texas Capital Bancshares, Inc. (a)	12,649	280,428
Trustmark Corp.	16,153	376,365
UMB Financial Corp.	10,860	503,687
Umpqua Holdings Corp.	55,357	603,391
United Bankshares, Inc.	25,522	589,048
Valley National Bancorp	98,460	719,743
Webster Financial Corp.	23,134	529,769
Wintrust Financial Corp.	14,346	471,410
		18,892,196
Diversified Financial Services — 2.9%
Affiliated Managers Group, Inc.	12,386	732,508
Eaton Vance Corp.	28,441	917,222
Evercore, Inc. Class A	9,825	452,540
Federated Hermes, Inc.	24,150	460,058
Interactive Brokers Group, Inc. Class A	19,293	832,879
Janus Henderson Group PLC	39,117	599,272
Jefferies Financial Group, Inc.	60,128	821,950
Legg Mason, Inc.	20,511	1,001,962
LendingTree, Inc. (a) (b)	1,928	353,576
Navient Corp.	42,767	324,174
SEI Investments Co.	31,727	1,470,229
SLM Corp. (b)	106,122	763,017
Stifel Financial Corp.	17,187	709,479
		9,438,866
Insurance — 5.3%
Alleghany Corp.	3,618	1,998,402
American Financial Group, Inc.	18,814	1,318,485
Brighthouse Financial, Inc. (a)	27,466	663,853
Brown & Brown, Inc.	58,783	2,129,120
CNO Financial Group, Inc.	37,993	470,733
First American Financial Corp.	28,238	1,197,574
Genworth Financial, Inc. Class A (a)	126,520	420,046
The Hanover Insurance Group, Inc.	9,902	896,923
Kemper Corp.	15,748	1,171,179
Mercury General Corp.	6,818	277,629

	Number of Shares	Value
Old Republic International Corp.	71,731	$1,093,898
Primerica, Inc.	10,397	919,927
Reinsurance Group of America, Inc.	15,739	1,324,280
RenaissanceRe Holdings Ltd.	11,101	1,657,601
RLI Corp.	10,031	882,026
Selective Insurance Group, Inc.	14,932	742,120
		17,163,796
Real Estate — 0.4%
Jones Lang LaSalle, Inc.	12,955	1,308,196
Real Estate Investment Trusts (REITS) — 9.4%
American Campus Communities, Inc.	34,540	958,485
Brixmor Property Group, Inc.	74,870	711,265
Camden Property Trust	24,341	1,928,781
CoreCivic, Inc.	29,938	334,407
CoreSite Realty Corp.	9,473	1,097,921
Corporate Office Properties Trust	28,169	623,380
Cousins Properties, Inc.	36,892	1,079,829
CyrusOne, Inc.	28,455	1,757,096
Diversified Healthcare Trust	59,801	217,078
Douglas Emmett, Inc.	41,433	1,264,121
EastGroup Properties, Inc.	9,655	1,008,754
EPR Properties	19,722	477,667
First Industrial Realty Trust, Inc.	31,912	1,060,436
The GEO Group, Inc.	30,485	370,698
Healthcare Realty Trust, Inc.	33,618	938,951
Highwoods Properties, Inc.	26,078	923,683
JBG SMITH Properties	29,670	944,396
Kilroy Realty Corp. (b)	24,517	1,561,733
Lamar Advertising Co. Class A	21,621	1,108,725
Life Storage, Inc.	11,727	1,108,788
The Macerich Co. (b)	27,698	155,940
Mack-Cali Realty Corp.	22,763	346,680
Medical Properties Trust, Inc.	130,071	2,248,928
National Retail Properties, Inc.	43,145	1,388,837
Omega Healthcare Investors, Inc.	54,926	1,457,736
Park Hotels & Resorts, Inc. (b)	60,175	475,984
Pebblebrook Hotel Trust	32,838	357,606
PotlatchDeltic Corp.	16,898	530,428
PS Business Parks, Inc.	5,035	682,343
Rayonier, Inc.	32,506	765,516
Sabra Health Care REIT, Inc.	51,600	563,472
Service Properties Trust	41,367	223,382
Spirit Realty Capital, Inc. (b)	25,069	655,554
Taubman Centers, Inc.	15,389	644,491
Urban Edge Properties	28,949	255,041
Weingarten Realty Investors	30,404	438,730
		30,666,862

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Savings & Loans — 0.7%
New York Community Bancorp, Inc. (b)	117,479	$1,103,128
Sterling Bancorp	50,789	530,745
Washington Federal, Inc.	19,694	511,256
		2,145,129
		79,615,045
Industrial — 19.8%
Aerospace & Defense — 1.1%
Mercury Systems, Inc. (a)	13,961	995,978
Teledyne Technologies, Inc. (a)	9,168	2,725,371
		3,721,349
Building Materials — 1.9%
Eagle Materials, Inc.	10,465	611,365
Lennox International, Inc. (b)	8,814	1,602,297
Louisiana-Pacific Corp.	29,525	507,240
MDU Resources Group, Inc.	50,371	1,082,977
Owens Corning	27,346	1,061,298
Trex Co., Inc. (a) (b)	14,664	1,175,173
		6,040,350
Electrical Components & Equipment — 1.8%
Acuity Brands, Inc.	9,960	853,174
Belden, Inc.	9,713	350,445
Energizer Holdings, Inc. (b)	16,172	489,203
EnerSys	10,630	526,398
Generac Holdings, Inc. (a)	15,721	1,464,725
Littelfuse, Inc.	6,123	816,931
Universal Display Corp.	10,658	1,404,511
		5,905,387
Electronics — 4.2%
Arrow Electronics, Inc. (a)	20,474	1,061,986
Avnet, Inc.	25,379	637,013
Coherent, Inc. (a) (b)	6,071	646,015
Gentex Corp.	63,590	1,409,154
Hubbell, Inc.	13,671	1,568,610
II-VI, Inc. (a) (b)	21,924	624,834
Jabil, Inc.	34,920	858,334
National Instruments Corp.	29,650	980,822
nVent Electric PLC	39,118	659,921
SYNNEX Corp.	10,271	750,810
Tech Data Corp. (a)	8,904	1,165,088
Trimble, Inc. (a)	62,626	1,993,386
Vishay Intertechnology, Inc.	33,269	479,406
Woodward, Inc.	14,174	842,503
		13,677,882
Engineering & Construction — 1.1%
AECOM (a)	39,487	1,178,687

	Number of Shares	Value
Dycom Industries, Inc. (a) (b)	7,924	$203,250
EMCOR Group, Inc.	14,115	865,532
Fluor Corp.	35,236	243,481
KBR, Inc.	35,623	736,684
MasTec, Inc. (a)	15,158	496,121
		3,723,755
Environmental Controls — 0.8%
Clean Harbors, Inc. (a)	12,907	662,645
Stericycle, Inc. (a)	22,907	1,112,822
Tetra Tech, Inc.	13,722	969,048
		2,744,515
Hand & Machine Tools — 1.1%
Colfax Corp. (a)	21,017	416,137
Kennametal, Inc.	20,828	387,817
Lincoln Electric Holdings, Inc.	15,371	1,060,599
MSA Safety, Inc.	8,959	906,651
Regal Beloit Corp.	10,292	647,881
		3,419,085
Machinery – Construction & Mining — 0.4%
Oshkosh Corp.	17,108	1,100,558
Terex Corp.	16,489	236,782
		1,337,340
Machinery – Diversified — 2.5%
AGCO Corp.	15,757	744,518
Cognex Corp.	42,959	1,813,729
Crane Co.	12,816	630,291
Curtiss-Wright Corp.	10,731	991,652
Graco, Inc.	41,924	2,042,957
Nordson Corp.	12,862	1,737,270
		7,960,417
Metal Fabricate & Hardware — 0.4%
The Timken Co.	17,041	551,106
Valmont Industries, Inc.	5,411	573,458
Worthington Industries, Inc.	9,278	243,547
		1,368,111
Miscellaneous - Manufacturing — 2.2%
AptarGroup, Inc.	16,070	1,599,608
Axon Enterprise, Inc. (a)	14,917	1,055,676
Carlisle Cos., Inc.	14,246	1,784,739
Donaldson Co., Inc.	31,814	1,228,975
ITT, Inc.	22,045	999,961
Trinity Industries, Inc. (b)	24,672	396,479
		7,065,438
Packaging & Containers — 0.7%
Greif, Inc. Class A	6,601	205,225
O-I Glass, Inc.	39,121	278,150
Silgan Holdings, Inc.	19,491	565,629

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Sonoco Products Co.	25,162	$1,166,259
		2,215,263
Transportation — 1.4%
Kirby Corp. (a)	15,069	655,049
Knight-Swift Transportation Holdings, Inc.	30,885	1,013,028
Landstar System, Inc.	9,920	950,931
Ryder System, Inc.	13,396	354,190
Werner Enterprises, Inc.	11,134	403,719
XPO Logistics, Inc. (a) (b)	23,202	1,131,098
		4,508,015
Trucking & Leasing — 0.2%
GATX Corp. (b)	8,823	551,967
		64,238,874
Technology — 9.8%
Computers — 1.9%
CACI International, Inc. Class A (a)	6,295	1,329,189
Lumentum Holdings, Inc. (a)	19,406	1,430,222
MAXIMUS, Inc.	16,083	936,031
NCR Corp. (a)	32,075	567,728
NetScout Systems, Inc. (a)	16,555	391,857
Perspecta, Inc.	34,566	630,484
Science Applications International Corp.	12,334	920,486
		6,205,997
Semiconductors — 3.7%
Cabot Microelectronics Corp.	7,316	835,048
Cirrus Logic, Inc. (a)	14,529	953,538
Cree, Inc. (a)	27,075	960,080
Cypress Semiconductor Corp.	92,836	2,164,936
MKS Instruments, Inc.	13,702	1,116,028
Monolithic Power Systems, Inc.	10,155	1,700,556
Semtech Corp. (a)	16,652	624,450
Silicon Laboratories, Inc. (a)	10,903	931,225
Synaptics, Inc. (a)	8,412	486,802
Teradyne, Inc.	42,125	2,281,911
		12,054,574
Software — 4.2%
ACI Worldwide, Inc. (a)	29,058	701,751
Allscripts Healthcare Solutions, Inc. (a) (b)	40,814	287,331
Blackbaud, Inc.	12,364	686,820
CDK Global, Inc.	30,516	1,002,451
Ceridian HCM Holding, Inc. (a) (b)	25,335	1,268,523
CommVault Systems, Inc. (a)	10,571	427,914
Fair Isaac Corp. (a)	7,280	2,239,983
j2 Global, Inc. (b)	11,637	871,029
Manhattan Associates, Inc. (a)	16,063	800,259

	Number of Shares	Value
PTC, Inc. (a)	26,129	$1,599,356
Teradata Corp. (a)	28,279	579,437
Tyler Technologies, Inc. (a)	9,800	2,906,288
		13,371,142
		31,631,713
Utilities — 4.7%
Electric — 2.2%
ALLETE, Inc.	12,988	788,112
Black Hills Corp.	15,448	989,135
Hawaiian Electric Industries, Inc.	27,393	1,179,269
IDACORP, Inc.	12,668	1,112,124
NorthWestern Corp.	12,681	758,704
OGE Energy Corp.	50,319	1,546,303
PNM Resources, Inc.	20,023	760,874
		7,134,521
Gas — 1.8%
National Fuel Gas Co.	21,700	809,193
New Jersey Resources Corp.	24,007	815,518
ONE Gas, Inc.	13,257	1,108,550
Southwest Gas Holdings, Inc.	13,732	955,198
Spire, Inc.	12,814	954,386
UGI Corp.	52,540	1,401,242
		6,044,087
Water — 0.7%
Essential Utilities, Inc.	54,257	2,208,260
		15,386,868

TOTAL COMMON STOCK (Cost $392,642,233)		322,343,191

TOTAL EQUITIES (Cost $392,642,233)		322,343,191

MUTUAL FUNDS — 0.5%
Diversified Financial Services — 0.5%
State Street Navigator Securities Lending Prime Portfolio (c)	1,778,392	1,778,392

TOTAL MUTUAL FUNDS (Cost $1,778,392)		1,778,392

TOTAL LONG-TERM INVESTMENTS (Cost $394,420,625)		324,121,583

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.8%
Repurchase Agreement — 1.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%, due 4/01/20 (d)	$4,867,458	$4,867,458
U.S. Treasury Bill — 0.3%
U.S. Treasury Bill
0.000% 7/16/20 (e)	905,000	904,790

TOTAL SHORT-TERM INVESTMENTS (Cost $5,768,541)		5,772,248

TOTAL INVESTMENTS — 101.7% (Cost $400,189,166) (f)		329,893,831

Other Assets/(Liabilities) — (1.7)%		(5,484,487)

NET ASSETS — 100.0%		$324,409,344

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $26,199,799 or 8.08% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $25,297,743 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral. (Note 2).
(d)

Maturity value of $4,867,458. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 7/15/22, and an aggregate market value, including accrued interest, of $4,967,935.

(e)	A portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(f)	See Note 6 for aggregate cost for federal tax purposes.

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
S&P Midcap 400 E Mini Index	6/19/20	42	$6,179,727	$(140,967)

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments
March 31, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.9%
COMMON STOCK — 97.9%
Basic Materials — 2.7%
Chemicals — 1.6%
AdvanSix, Inc. (a)	3,963	$37,807
American Vanguard Corp.	4,087	59,099
Amyris, Inc. (a) (b)	8,465	21,670
Balchem Corp.	4,564	450,558
Codexis, Inc. (a) (b)	7,493	83,622
Ferro Corp. (a)	11,569	108,286
GCP Applied Technologies, Inc. (a)	7,669	136,508
H.B. Fuller Co.	7,215	201,515
Hawkins, Inc.	1,380	49,128
Ingevity Corp. (a)	5,960	209,792
Innospec, Inc.	3,445	239,393
Intrepid Potash, Inc. (a)	13,532	10,826
Koppers Holdings, Inc. (a)	2,666	32,978
Kraton Corp. (a)	4,436	35,932
Kronos Worldwide, Inc.	3,210	27,092
Marrone Bio Innovations, Inc. (a)	7,395	6,041
Minerals Technologies, Inc.	4,883	177,058
Oil-Dri Corp. of America	744	24,879
OMNOVA Solutions, Inc. (a)	6,210	62,969
Orion Engineered Carbons SA	8,541	63,716
PolyOne Corp.	13,058	247,710
PQ Group Holdings, Inc. (a)	5,365	58,478
Quaker Chemical Corp. (b)	1,860	234,881
Rayonier Advanced Materials, Inc.	6,963	7,381
Rogers Corp. (a)	2,623	247,664
Sensient Technologies Corp.	6,005	261,278
Stepan Co.	2,902	256,711
Tronox Holdings PLC Class A (a)	12,941	64,446
Valhi, Inc.	4,043	4,164
		3,421,582
Forest Products & Paper — 0.2%
Clearwater Paper Corp. (a)	2,265	49,400
Neenah, Inc.	2,372	102,304
P.H. Glatfelter Co.	6,173	75,434
Schweitzer-Mauduit International, Inc.	4,375	121,713
Verso Corp. Class A (a)	4,941	55,734
		404,585
Iron & Steel — 0.4%
Allegheny Technologies, Inc. (a)	17,835	151,597
Carpenter Technology Corp.	6,678	130,221
Cleveland-Cliffs, Inc. (b)	55,968	221,074
Commercial Metals Co.	16,710	263,851
Schnitzer Steel Industries, Inc. Class A	3,692	48,144
		814,887

	Number of Shares	Value
Mining — 0.5%
Century Aluminum Co. (a)	7,118	$25,767
Coeur Mining, Inc. (a)	33,767	108,392
Compass Minerals International, Inc.	4,835	186,003
Contura Energy, Inc. (a) (b)	2,560	6,016
Covia Holdings Corp. (a) (b)	5,988	3,422
Energy Fuels, Inc. (a) (b)	13,907	16,410
Ferroglobe Representation & Warranty Insurance Trust (a) (c) (d)	10,133	—
Gold Resource Corp.	8,591	23,625
Hecla Mining Co.	73,477	133,728
Kaiser Aluminum Corp.	2,229	154,425
Livent Corp. (a) (b)	20,793	109,163
Novagold Resources, Inc. (a)	32,806	242,108
United States Lime & Minerals, Inc.	284	20,974
Uranium Energy Corp. (a) (b)	25,754	14,422
		1,044,455
		5,685,509
Communications — 3.9%
Advertising — 0.1%
Boston Omaha Corp. Class A (a) (b)	1,490	26,984
Clear Channel Outdoor Holdings, Inc. (a)	7,174	4,591
Fluent, Inc. (a)	6,064	7,095
Marchex, Inc. Class B (a)	5,142	7,456
MDC Partners, Inc. Class A (a)	8,037	11,654
National CineMedia, Inc.	8,848	28,844
Quotient Technology, Inc. (a)	10,650	69,225
SharpSpring, Inc. (a) (b)	1,542	9,345
Telaria, Inc. (a)	6,389	38,334
		203,528
Internet — 1.7%
1-800-Flowers.com, Inc. Class A (a)	3,515	46,503
8x8, Inc. (a)	13,714	190,076
Boingo Wireless, Inc. (a)	6,162	65,379
Cardlytics, Inc. (a) (b)	2,030	70,969
Cargurus, Inc. (a)	10,650	201,711
Cars.com, Inc. (a)	9,540	41,022
ChannelAdvisor Corp. (a)	3,796	27,559
Cogent Communications Holdings, Inc.	6,014	492,968
Comscore, Inc. (a)	6,962	19,633
DHI Group, Inc. (a)	7,101	15,338
Endurance International Group Holdings, Inc. (a)	10,331	19,939
ePlus, Inc. (a)	1,892	118,477
Eventbrite, Inc. Class A (a)	5,216	38,077
Everquote, Inc. Class A (a) (b)	1,253	32,891
Groupon, Inc. (a)	64,156	62,886

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
HealthStream, Inc. (a)	3,694	$88,471
Lands’ End, Inc. (a)	1,506	8,042
Leaf Group Ltd. (a)	2,675	3,585
Limelight Networks, Inc. (a) (b)	16,392	93,434
Liquidity Services, Inc. (a)	3,827	14,849
Livexlive Media, Inc. (a) (b)	4,764	7,527
The Meet Group, Inc. (a)	9,824	57,667
NIC, Inc.	9,341	214,843
Perficient, Inc. (a)	4,529	122,691
Q2 Holdings, Inc. (a) (b)	6,190	365,581
QuinStreet, Inc. (a)	6,563	52,832
Realreal, Inc. (a) (b)	7,358	51,580
The Rubicon Project, Inc. (a)	6,991	38,800
Shutterstock, Inc.	2,714	87,282
Stamps.com, Inc. (a)	2,343	304,777
Stitch Fix, Inc. Class A (a) (b)	5,873	74,587
TechTarget, Inc. (a)	3,265	67,292
Travelzoo (a)	764	3,003
TrueCar, Inc. (a)	14,939	36,152
Tucows, Inc. Class A (a) (b)	1,343	64,813
Upwork, Inc. (a)	8,146	52,542
VirnetX Holding Corp. (a) (b)	8,703	47,605
Yelp, Inc. (a)	9,750	175,792
Zix Corp. (a)	7,579	32,665
		3,509,840
Media — 0.6%
Central European Media Enterprises Ltd. Class A (a)	12,573	39,354
Cumulus Media, Inc. Class A (a)	2,040	11,057
The E.W. Scripps Co. Class A (b)	7,758	58,495
Entercom Communications Corp. Class A (b)	16,937	28,962
Entravision Communications Corp. Class A	8,492	17,239
Gannett Co., Inc. (b)	16,661	24,658
Gray Television, Inc. (a)	12,908	138,632
Hemisphere Media Group, Inc. (a)	2,476	21,145
Houghton Mifflin Harcourt Co. (a)	14,824	27,869
Lee Enterprises, Inc. (a)	7,610	7,481
Liberty Latin America Ltd. Class A (a)	6,567	69,085
Liberty Latin America Ltd. Class C (a)	16,121	165,401
Meredith Corp. (b)	5,646	68,994
MSG Networks, Inc. Class A (a) (b)	6,091	62,128
Saga Communications, Inc. Class A	539	14,828
Scholastic Corp.	4,186	106,701
TEGNA, Inc.	30,824	334,749
Tribune Publishing Co.	2,491	20,202
Value Line, Inc.	150	4,853

	Number of Shares	Value
WideOpenWest, Inc. (a) (b)	3,503	$16,674
		1,238,507
Telecommunications — 1.5%
A10 Networks, Inc. (a)	7,094	44,054
Acacia Communications, Inc. (a)	5,376	361,160
ADTRAN, Inc.	6,766	51,963
Airgain, Inc. (a)	1,272	9,400
Anterix, Inc. (a) (b)	1,524	69,601
ATN International, Inc.	1,568	92,057
CalAmp Corp. (a) (b)	4,706	21,177
Calix, Inc. (a)	6,628	46,926
Cambium Networks Corp. (a)	786	4,402
Casa Systems, Inc. (a)	4,499	15,746
Cincinnati Bell, Inc. (a)	7,030	102,919
Clearfield, Inc. (a)	1,589	18,830
Consolidated Communications Holdings, Inc.	9,991	45,459
DASAN Zhone Solutions, Inc. (a)	1,107	4,638
Extreme Networks, Inc. (a)	16,549	51,136
Frontier Communications Corp. (a) (b)	15,426	5,862
Gogo, Inc. (a) (b)	7,788	16,511
GTT Communications, Inc. (a) (b)	4,785	38,041
Harmonic, Inc. (a)	12,636	72,783
IDT Corp. Class B (a)	2,360	12,791
Infinera Corp. (a)	25,296	134,069
Inseego Corp. (a) (b)	6,449	40,177
Intelsat SA (a) (b)	9,509	14,549
InterDigital, Inc.	4,423	197,398
Iridium Communications, Inc. (a)	14,039	313,491
KVH Industries, Inc. (a)	2,321	21,887
Loral Space & Communications, Inc. (a)	1,820	29,575
Maxar Technologies, Inc. (a) (b)	8,469	90,449
NeoPhotonics Corp. (a)	5,585	40,491
NETGEAR, Inc. (a)	4,224	96,476
Ooma, Inc. (a)	2,895	34,537
ORBCOMM, Inc. (a)	10,387	25,344
Plantronics, Inc. (b)	4,796	48,248
Preformed Line Products Co.	435	21,676
Ribbon Communications, Inc. (a)	8,468	25,658
RigNet, Inc. (a)	2,087	3,757
Shenandoah Telecommunications Co.	6,796	334,703
Sonim Technologies, Inc. (a) (b)	1,435	1,005
Spok Holdings, Inc.	2,495	26,672
Tessco Technologies, Inc.	945	4,621
Viavi Solutions, Inc. (a)	32,590	365,334

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Vonage Holdings Corp. (a)	32,103	$232,105
		3,187,678
		8,139,553
Consumer, Cyclical — 9.7%
Airlines — 0.3%
Allegiant Travel Co.	1,841	150,594
Hawaiian Holdings, Inc.	6,439	67,223
Mesa Air Group, Inc. (a)	4,085	13,439
SkyWest, Inc.	6,983	182,885
Spirit Airlines, Inc. (a) (b)	9,721	125,304
		539,445
Apparel — 0.7%
Centric Brands, Inc. (a) (b)	2,381	2,667
Crocs, Inc. (a)	9,783	166,213
Deckers Outdoor Corp. (a)	3,983	533,722
Delta Apparel, Inc. (a)	872	9,078
Kontoor Brands, Inc. (a) (b)	6,271	120,215
Oxford Industries, Inc.	2,359	85,537
Rocky Brands, Inc.	983	19,021
Steven Madden Ltd.	11,908	276,623
Superior Group of Cos, Inc.	1,510	12,775
Unifi, Inc. (a)	2,045	23,620
Vince Holding Corp. (a)	467	1,812
Weyco Group, Inc.	861	17,366
Wolverine World Wide, Inc.	11,292	171,638
		1,440,287
Auto Manufacturers — 0.1%
Blue Bird Corp. (a) (b)	2,169	23,707
Navistar International Corp. (a)	7,029	115,908
REV Group, Inc.	3,851	16,059
Wabash National Corp.	7,465	53,897
		209,571
Auto Parts & Equipment — 0.5%
Adient PLC (a)	12,435	112,785
American Axle & Manufacturing Holdings, Inc. (a)	15,883	57,338
Cooper Tire & Rubber Co.	7,127	116,170
Cooper-Standard Holding, Inc. (a)	2,378	24,422
Dana, Inc.	20,481	159,957
Dorman Products, Inc. (a)	3,821	211,187
Gentherm, Inc. (a)	4,686	147,140
Spartan Motors, Inc.	4,785	61,774
Visteon Corp. (a)	3,960	190,001
		1,080,774
Automotive & Parts — 0.3%
Commercial Vehicle Group, Inc. (a)	4,313	6,513
Douglas Dynamics, Inc.	3,175	112,744

	Number of Shares	Value
Meritor, Inc. (a)	10,065	$133,361
Methode Electronics, Inc.	5,181	136,934
Miller Industries, Inc.	1,565	44,258
Modine Manufacturing Co. (a)	7,025	22,831
Motorcar Parts of America, Inc. (a) (b)	2,650	33,337
Standard Motor Products, Inc.	2,985	124,086
Telenav, Inc. (a)	4,780	20,650
Tenneco, Inc. Class A (b)	7,199	25,916
Titan International, Inc.	7,172	11,117
		671,747
Distribution & Wholesale — 0.7%
Anixter International, Inc. (a)	4,320	379,598
Core-Mark Holding Co., Inc.	6,421	183,448
EVI Industries, Inc. (a)	653	10,304
Fossil Group, Inc. (a) (b)	6,641	21,849
G-III Apparel Group Ltd. (a)	6,259	48,194
H&E Equipment Services, Inc.	4,524	66,412
ScanSource, Inc. (a)	3,596	76,919
SiteOne Landscape Supply, Inc. (a) (b)	5,793	426,481
Systemax, Inc.	1,752	31,063
Titan Machinery, Inc. (a)	2,685	23,333
Triton International Ltd.	7,666	198,320
Veritiv Corp. (a)	1,855	14,580
		1,480,501
Entertainment — 0.8%
AMC Entertainment Holdings, Inc. Class A (b)	7,332	23,169
Churchill Downs, Inc.	4,982	512,897
Eldorado Resorts, Inc. (a) (b)	9,339	134,482
Eros International PLC (a) (b)	10,374	17,117
Everi Holdings, Inc. (a)	11,394	37,600
Golden Entertainment, Inc. (a)	2,423	16,016
IMAX Corp. (a) (b)	7,420	67,151
Liberty Media Corp-Liberty Braves Class A (a) (b)	1,419	27,670
Liberty Media Corp-Liberty Braves Class C (a)	5,117	97,530
Marriott Vacations Worldwide Corp.	5,873	326,421
Monarch Casino & Resort, Inc. (a)	1,608	45,137
Penn National Gaming, Inc. (a)	15,573	196,998
RCI Hospitality Holdings, Inc.	1,225	12,213
Reading International, Inc. Series A (a) (b)	2,345	9,122
Red Rock Resorts, Inc. Class A	9,901	84,654
Scientific Games Corp. Class A (a) (b)	7,913	76,756
SeaWorld Entertainment, Inc. (a)	6,692	73,746
Twin River Worldwide Holdings, Inc.	2,473	32,174
		1,790,853

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Food Services — 0.1%
Healthcare Services Group, Inc. (b)	10,544	$252,107
Home Builders — 1.0%
Beazer Homes USA, Inc. (a)	4,131	26,604
Cavco Industries, Inc. (a)	1,221	176,972
Century Communities, Inc. (a)	4,054	58,824
Forestar Group, Inc. (a) (b)	2,356	24,385
Green Brick Partners, Inc. (a)	3,445	27,732
Installed Building Products, Inc. (a)	3,210	127,983
KB Home	12,305	222,720
LCI Industries	3,458	231,098
LGI Homes, Inc. (a)	2,840	128,226
M.D.C. Holdings, Inc.	7,162	166,158
M/I Homes, Inc. (a)	3,844	63,541
Meritage Home Corp. (a)	5,137	187,552
Skyline Champion Corp. (a)	7,137	111,908
Taylor Morrison Home Corp. (a)	18,529	203,819
TRI Pointe Group, Inc. (a)	19,625	172,111
Winnebago Industries, Inc.	4,409	122,614
		2,052,247
Home Furnishing — 0.2%
Casper Sleep, Inc. (a) (b)	965	4,140
Daktronics, Inc.	5,207	25,670
Ethan Allen Interiors, Inc.	3,320	33,930
Flexsteel Industries, Inc.	1,077	11,804
Hamilton Beach Brands Holding Co. Class A	917	8,721
Hooker Furniture Corp.	1,647	25,710
iRobot Corp. (a) (b)	3,932	160,819
Purple Innovation, Inc. (a)	1,179	6,697
Sleep Number Corp. (a)	3,959	75,854
Sonos, Inc. (a)	11,362	96,350
Universal Electronics, Inc. (a)	1,905	73,095
		522,790
Housewares — 0.0%
Lifetime Brands, Inc. (b)	1,682	9,504
Tupperware Brands Corp.	6,931	11,228
		20,732
Leisure Time — 0.5%
Acushnet Holdings Corp.	4,987	128,266
Callaway Golf Co.	13,252	135,435
Camping World Holdings, Inc. Class A	4,669	26,567
Clarus Corp.	3,321	32,546
Drive Shack, Inc. (a) (b)	8,655	13,156
Escalade, Inc.	1,497	8,907
Fox Factory Holding Corp. (a)	5,334	224,028
Johnson Outdoors, Inc. Class A	759	47,589

	Number of Shares	Value
Liberty TripAdvisor Holdings, Inc. Class A (a)	10,558	$19,004
Lindblad Expeditions Holdings, Inc. (a)	3,270	13,636
Malibu Boats, Inc. Class A (a)	2,892	83,261
Marine Products Corp.	1,049	8,476
MasterCraft Boat Holdings, Inc. (a)	2,612	19,068
OneSpaWorld Holdings Ltd. (b)	6,452	26,195
OneWater Marine, Inc. Class A (a)	648	4,957
Vista Outdoor, Inc. (a)	8,199	72,151
YETI Holdings, Inc. (a)	7,899	154,188
		1,017,430
Lodging — 0.2%
BBX Capital Corp.	9,181	21,208
Bluegreen Vacations Corp.	1,032	5,965
Boyd Gaming Corp.	11,425	164,749
Century Casinos, Inc. (a)	3,932	9,476
The Marcus Corp.	3,176	39,128
Red Lion Hotels Corp. (a)	3,409	4,977
The St. Joe Co. (a) (b)	4,733	79,420
Target Hospitality Corp. (a)	4,625	9,204
		334,127
Office Furnishings — 0.3%
CompX International, Inc.	230	3,496
Herman Miller, Inc.	8,354	185,459
HNI Corp.	6,075	153,029
Interface, Inc.	8,206	62,038
Kimball International, Inc. Class B	5,056	60,217
Knoll, Inc.	6,951	71,734
Steelcase, Inc. Class A	12,493	123,306
		659,279
Retail — 3.7%
Abercrombie & Fitch Co. Class A (b)	8,899	80,892
America’s Car-Mart, Inc. (a)	871	49,081
American Eagle Outfitters, Inc. (b)	22,281	177,134
Asbury Automotive Group, Inc. (a)	2,735	151,054
Ascena Retail Group, Inc. (a) (b)	1,145	1,592
At Home Group, Inc. (a) (b)	6,756	13,647
Barnes & Noble Education, Inc. (a)	5,909	8,036
Bassett Furniture Industries, Inc.	1,352	7,368
Beacon Roofing Supply, Inc. (a)	7,694	127,259
Bed Bath & Beyond, Inc.	17,289	72,787
Big Lots, Inc.	5,519	78,480
Biglari Holdings, Inc. (a)	134	6,888
BJ’s Restaurants, Inc.	2,713	37,684
BJ’s Wholesale Club Holdings, Inc. (a) (b)	15,816	402,834
Bloomin’ Brands, Inc.	12,337	88,086

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
BlueLinx Holdings, Inc. (a) (b)	1,287	$6,371
BMC Stock Holdings, Inc. (a)	9,440	167,371
Boot Barn Holdings, Inc. (a)	4,027	52,069
Brinker International, Inc. (b)	5,298	63,629
The Buckle, Inc. (b)	4,092	56,101
Caleres, Inc.	5,591	29,073
Cannae Holdings, Inc. (a)	10,473	350,741
Carrols Restaurant Group, Inc. (a)	5,038	9,169
The Cato Corp. Class A	3,139	33,493
The Cheesecake Factory, Inc. (b)	5,895	100,687
Chico’s FAS, Inc.	16,551	21,351
The Children’s Place, Inc. (b)	2,080	40,685
Chuy’s Holdings, Inc. (a)	2,353	23,695
Citi Trends, Inc.	1,543	13,733
Conn’s, Inc. (a) (b)	2,558	10,692
The Container Store Group, Inc. (a) (b)	2,248	5,305
Cracker Barrel Old Country Store, Inc.	3,408	283,614
Dave & Buster’s Entertainment, Inc. (b)	4,376	57,238
Del Taco Restaurants, Inc. (a)	4,155	14,252
Denny’s Corp. (a)	8,210	63,053
Designer Brands, Inc. (b)	8,699	43,321
Dillard’s, Inc. Class A (b)	1,396	51,582
Dine Brands Global, Inc. (b)	2,265	64,960
Duluth Holdings, Inc. Class B (a) (b)	1,520	6,095
El Pollo Loco Holdings, Inc. (a) (b)	2,773	23,432
Express, Inc. (a)	8,879	13,230
Fiesta Restaurant Group, Inc. (a)	3,326	13,404
FirstCash, Inc.	5,849	419,607
Foundation Building Materials, Inc. (a)	2,881	29,645
Freshpet, Inc. (a)	4,879	311,622
Gaia, Inc. (a) (b)	1,490	13,231
GameStop Corp. Class A (b)	9,307	32,574
Genesco, Inc. (a)	2,013	26,853
GMS, Inc. (a)	5,718	89,944
GNC Holdings, Inc. Class A (a) (b)	11,837	5,541
Group 1 Automotive, Inc.	2,500	110,650
Guess?, Inc.	6,522	44,154
Haverty Furniture Cos., Inc.	2,526	30,034
Hibbett Sports, Inc. (a) (b)	2,445	26,736
Hudson Ltd. Class A (a)	5,625	28,237
J Alexander’s Holdings, Inc. (a)	1,843	7,059
J. Jill, Inc. (a) (b)	2,431	1,343
Jack in the Box, Inc.	3,273	114,719
JC Penney Co., Inc. (a) (b)	45,628	16,426
Kura Sushi USA, Inc.Class A (a) (b)	496	5,932
La-Z-Boy, Inc.	6,359	130,677
Lithia Motors, Inc. Class A	3,178	259,929
The Lovesac Co. (a) (b)	1,251	7,293

	Number of Shares	Value
Lumber Liquidators Holdings, Inc. (a) (b)	4,058	$19,032
MarineMax, Inc. (a)	2,988	31,135
The Michaels Cos., Inc. (a)	11,240	18,209
Movado Group, Inc.	2,232	26,382
National Vision Holdings, Inc. (a)	11,107	215,698
Noodles & Co. (a)	4,050	19,076
Office Depot, Inc.	77,046	126,355
OptimizeRx Corp. (a) (b)	1,954	17,703
Papa John’s International, Inc.	3,134	167,262
Party City Holdco, Inc. (a) (b)	7,637	3,500
PC Connection, Inc.	1,594	65,689
PetIQ, Inc. (a) (b)	2,801	65,067
PetMed Express, Inc.	2,777	79,922
Potbelly Corp. (a) (b)	2,957	9,137
PriceSmart, Inc.	3,184	167,319
Red Robin Gourmet Burgers, Inc. (a)	1,841	15,685
Regis Corp. (a) (b)	3,311	19,568
RH (a)	2,396	240,726
Rite Aid Corp. (a) (b)	7,820	117,300
RTW RetailWinds, Inc. (a)	4,052	851
Rush Enterprises, Inc. Class A	3,855	123,052
Rush Enterprises, Inc. Class B	634	19,343
Ruth’s Hospitality Group, Inc.	3,917	26,166
Sally Beauty Holdings, Inc. (a) (b)	16,566	133,853
Shake Shack, Inc. Class A (a) (b)	4,112	155,187
Shoe Carnival, Inc. (b)	1,287	26,731
Signet Jewelers Ltd.	7,351	47,414
Sonic Automotive, Inc. Class A	3,450	45,816
Sportsman’s Warehouse Holdings, Inc. (a)	6,011	37,028
Tailored Brands, Inc. (b)	6,799	11,830
Texas Roadhouse, Inc.	9,362	386,651
Tilly’s, Inc. Class A	3,112	12,853
Vera Bradley, Inc. (a)	2,852	11,750
Waitr Holdings, Inc. (a) (b)	8,272	10,175
Wingstop, Inc.	4,159	331,472
Winmark Corp.	346	44,087
World Fuel Services Corp.	9,145	230,271
Zumiez, Inc. (a)	2,826	48,946
		7,761,615
Storage & Warehousing — 0.1%
Mobile Mini, Inc.	6,224	163,256
Textiles — 0.2%
Culp, Inc.	1,564	11,511
UniFirst Corp.	2,146	324,239
		335,750

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Toys, Games & Hobbies — 0.0%
Funko, Inc. (a) (b)	3,107	$12,397
		20,344,908
Consumer, Non-cyclical — 26.7%
Agriculture — 0.6%
22nd Century Group, Inc. (a) (b)	16,539	12,404
Alico, Inc.	733	22,752
The Andersons, Inc.	4,462	83,662
Cadiz, Inc. (a) (b)	1,866	21,776
Darling Ingredients, Inc. (a)	23,282	446,316
Fresh Del Monte Produce, Inc.	4,348	120,048
Greenlane Holdings, Inc. Class A (a) (b)	1,398	2,405
Limoneira Co. (b)	2,218	29,056
Phibro Animal Health Corp. Class A	2,889	69,827
Pyxus International, Inc. (a) (b)	1,206	3,751
Tejon Ranch Co. (a)	2,976	41,843
Turning Point Brands, Inc.	1,171	24,720
Universal Corp.	3,438	151,994
Vector Group Ltd.	15,729	148,167
		1,178,721
Beverages — 0.4%
The Boston Beer Co., Inc. Class A (a) (b)	1,184	435,191
Celsius Holdings, Inc. (a)	4,282	18,027
Coca-Cola Bottling Co. Consolidated	666	138,881
Craft Brew Alliance, Inc. (a)	1,646	24,526
Farmer Brothers Co. (a)	1,523	10,600
MGP Ingredients, Inc. (b)	1,844	49,585
National Beverage Corp. (a) (b)	1,674	71,396
New Age Beverages Corp. (a) (b)	10,745	14,936
Youngevity International, Inc. (a) (b)	1,253	877
		764,019
Biotechnology — 7.4%
Abeona Therapeutics, Inc. (a)	7,757	16,290
ACADIA Pharmaceuticals, Inc. (a) (b)	15,955	674,099
Acceleron Pharma, Inc. (a)	6,383	573,640
Acer Therapeutics, Inc. (a)	762	1,516
Acorda Therapeutics, Inc. (a) (b)	6,470	6,034
ADMA Biologics, Inc. (a)	9,962	28,691
Aduro Biotech, Inc. (a)	9,298	25,477
Adverum Biotechnologies, Inc. (a) (b)	8,963	87,569
Affimed NV (a)	10,435	16,487
Agenus, Inc. (a)	15,172	37,171
AgeX Therapeutics, Inc. (a) (b)	3,048	2,835
Akero Therapeutics, Inc. (a) (b)	1,186	25,143
Albireo Pharma, Inc. (a)	1,810	29,630
Aldeyra Therapeutics, Inc. (a)	3,293	8,134

	Number of Shares	Value
Allakos, Inc. (a) (b)	2,760	$122,792
Allogene Therapeutics, Inc. (a) (b)	5,498	106,881
AMAG Pharmaceuticals, Inc. (a)	4,777	29,522
Amicus Therapeutics, Inc. (a) (b)	36,268	335,116
AnaptysBio, Inc. (a)	3,487	49,271
Anavex Life Sciences Corp. (a) (b)	6,989	22,015
ANI Pharmaceuticals, Inc. (a)	1,296	52,799
Apellis Pharmaceuticals, Inc. (a)	8,111	217,294
Applied Therapeutics, Inc. (a)	1,153	37,692
Aprea Therapeutics, Inc. (a)	915	31,805
Arcus Biosciences, Inc. (a)	4,602	63,876
Arcutis Biotherapeutics, Inc. (a)	1,474	43,925
Ardelyx, Inc. (a)	8,851	50,318
Arena Pharmaceuticals, Inc. (a)	7,154	300,468
Arrowhead Pharmaceuticals, Inc. (a)	14,189	408,218
Assembly Biosciences, Inc. (a)	4,028	59,735
Atara Biotherapeutics, Inc. (a) (b)	7,303	62,149
Athersys, Inc. (a) (b)	18,987	56,961
Atreca, Inc. Class A (a) (b)	2,443	40,432
Avid Bioservices, Inc. (a) (b)	7,943	40,589
Avrobio, Inc. (a) (b)	3,323	51,706
Baudax Bio, Inc. (a)	1,155	2,864
Beam Therapeutics, Inc. (a)	1,741	31,338
BioCryst Pharmaceuticals, Inc. (a)	21,811	43,622
Biohaven Pharmaceutical Holding Co. Ltd. (a)	6,064	206,358
Black Diamond Therapeutics, Inc. (a)	1,710	42,664
Blueprint Medicines Corp. (a)	7,589	443,805
Bridgebio Pharma, Inc. (a) (b)	10,618	307,922
Cabaletta Bio, Inc. (a)	958	6,993
Calithera Biosciences, Inc. (a)	7,901	35,080
Cara Therapeutics, Inc. (a) (b)	5,645	74,570
CASI Pharmaceuticals, Inc. (a)	7,150	14,586
CEL-SCI Corp. (a) (b)	4,659	53,765
Centogene NV (a) (b)	265	5,300
Cerecor, Inc. (a)	3,257	8,077
ChemoCentryx, Inc. (a)	5,775	232,039
ChromaDex Corp. (a)	5,817	18,963
Constellation Pharmaceuticals, Inc. (a) (b)	2,679	84,201
Cortexyme, Inc. (a)	1,613	73,569
Crinetics Pharmaceuticals, Inc. (a) (b)	1,566	23,020
Cue Biopharma, Inc. (a) (b)	2,825	40,087
Cymabay Therapeutics, Inc. (a)	9,774	14,466
CytomX Therapeutics, Inc. (a)	6,387	48,988
Deciphera Pharmaceuticals, Inc. (a)	2,972	122,357
Denali Therapeutics, Inc. (a) (b)	7,390	129,399
Dicerna Pharmaceuticals, Inc. (a)	7,572	139,098
Dynavax Technologies Corp. (a) (b)	11,815	41,707

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Editas Medicine, Inc. (a) (b)	7,331	$145,374
Eidos Therapeutics, Inc. (a)	1,597	78,237
Eiger BioPharmaceuticals, Inc. (a)	3,324	22,603
ElectroCore, Inc. (a)	1,859	1,766
Emergent BioSolutions, Inc. (a)	6,467	374,181
Enochian Biosciences, Inc. (a) (b)	1,957	5,871
Enzo Biochem, Inc. (a) (b)	6,263	15,845
Epizyme, Inc. (a)	11,007	170,719
Esperion Therapeutics, Inc. (a) (b)	3,588	113,130
Evelo Biosciences, Inc. (a) (b)	1,953	7,334
Evolus, Inc. (a)	2,623	10,885
Exagen, Inc. (a)	470	7,492
EyePoint Pharmaceuticals, Inc. (a) (b)	9,016	9,196
Fate Therapeutics, Inc. (a) (b)	8,598	190,962
FibroGen, Inc. (a) (b)	11,136	386,976
Five Prime Therapeutics, Inc. (a)	4,853	11,016
Forty Seven, Inc. (a)	3,582	341,794
Frequency Therapeutics, Inc. (a)	821	14,622
Galera Therapeutics, Inc. (a)	244	2,318
Geron Corp. (a) (b)	26,286	31,280
GlycoMimetics, Inc. (a)	4,820	10,990
Gossamer Bio, Inc. (a) (b)	6,079	61,702
Halozyme Therapeutics, Inc. (a) (b)	19,055	342,799
Homology Medicines, Inc. (a) (b)	3,515	54,623
IGM Biosciences, Inc. (a) (b)	702	39,417
ImmunoGen, Inc. (a)	23,957	81,693
Immunomedics, Inc. (a) (b)	26,982	363,717
Innoviva, Inc. (a)	9,038	106,287
Inovio Pharmaceuticals, Inc. (a) (b)	13,449	100,061
Insmed, Inc. (a) (b)	12,622	202,331
Intercept Pharmaceuticals, Inc. (a) (b)	3,566	224,515
Iovance Biotherapeutics, Inc. (a)	16,607	497,131
Kaleido Biosciences, Inc. (a) (b)	1,613	9,920
Karuna Therapeutics, Inc. (a)	1,488	107,136
Karyopharm Therapeutics, Inc. (a)	8,445	162,228
Kezar Life Sciences, Inc. (a)	4,402	19,193
Kindred Biosciences, Inc. (a) (b)	5,254	21,016
Kiniksa Pharmaceuticals Ltd. Class A (a)	1,979	30,635
Krystal Biotech, Inc. (a) (b)	1,487	64,298
Lexicon Pharmaceuticals, Inc. (a) (b)	5,873	11,452
Ligand Pharmaceuticals, Inc. (a) (b)	2,425	176,346
Lineage Cell Therapeutics, Inc. (a) (b)	15,491	12,828
Liquidia Technologies, Inc. (a)	1,918	9,034
Livongo Health, Inc. (a)	7,295	208,126
LogicBio Therapeutics, Inc. (a) (b)	1,194	5,898
MacroGenics, Inc. (a)	6,763	39,361
Magenta Therapeutics, Inc. (a)	2,725	17,113
Marker Therapeutics, Inc. (a) (b)	3,851	7,317

	Number of Shares	Value
MEI Pharma, Inc. (a)	14,397	$23,179
MeiraGTx Holdings PLC (a)	2,427	32,619
Menlo Therapeutics, Inc. (a) (b)	6,580	17,634
Mersana Therapeutics, Inc. (a)	5,106	29,768
Mirati Therapeutics, Inc. (a) (b)	4,215	324,007
Molecular Templates, Inc. (a)	2,878	38,249
Mustang Bio, Inc. (a)	3,919	10,503
Myriad Genetics, Inc. (a)	10,081	144,259
NeoGenomics, Inc. (a)	13,513	373,094
Neon Therapeutics, Inc. (a) (b)	2,040	5,386
NextCure, Inc. (a)	2,041	75,660
NGM Biopharmaceuticals, Inc. (a)	3,461	42,674
Novavax, Inc. (a) (b)	4,553	61,830
Omeros Corp. (a) (b)	7,251	96,946
Oncocyte Corp. (a)	3,179	7,789
Organogenesis Holdings, Inc. (a)	1,697	5,481
Osmotica Pharmaceuticals PLC (a)	1,248	3,969
Oyster Point Pharma, Inc. (a) (b)	797	27,895
Pacific Biosciences of California, Inc. (a) (b)	20,195	61,797
Palatin Technologies, Inc. (a) (b)	32,441	13,742
PDL BioPharma, Inc. (a)	15,987	45,083
Pfenex, Inc. (a)	4,227	37,282
Phathom Pharmaceuticals, Inc. (a)	1,525	39,375
Pieris Pharmaceuticals, Inc. (a)	6,565	14,968
PolarityTE, Inc. (a) (b)	3,056	3,300
Precigen, Inc. (a) (b)	10,310	35,054
Prevail Therapeutics, Inc. (a)	1,989	24,246
Prothena Corp. PLC (a)	5,702	61,011
PTC Therapeutics, Inc. (a)	8,561	381,906
Puma Biotechnology, Inc. (a) (b)	4,362	36,815
Radius Health, Inc. (a) (b)	6,388	83,044
RAPT Therapeutics, Inc. (a)	252	5,360
REGENXBIO, Inc. (a)	4,732	153,222
Replimune Group, Inc. (a)	1,903	18,973
resTORbio, Inc. (a) (b)	2,272	2,340
Retrophin, Inc. (a)	5,871	85,658
REVOLUTION Medicines, Inc. (a)	2,002	43,864
Rigel Pharmaceuticals, Inc. (a)	23,856	37,215
Rocket Pharmaceuticals, Inc. (a)	4,540	63,333
Rubius Therapeutics, Inc. (a) (b)	4,959	22,068
Sangamo Therapeutics, Inc. (a) (b)	16,283	103,723
Satsuma Pharmaceuticals, Inc. (a)	635	13,665
Savara, Inc. (a) (b)	4,926	10,443
Scholar Rock Holding Corp. (a) (b)	2,488	30,130
Solid Biosciences, Inc. (a)	2,792	6,673
Sorrento Therapeutics, Inc. (a) (b)	18,481	34,005
SpringWorks Therapeutics, Inc. (a) (b)	1,479	39,933
Stemline Therapeutics, Inc. (a)	6,520	31,557

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Stoke Therapeutics, Inc. (a) (b)	2,411	$55,212
Strongbridge Biopharma PLC (a)	5,119	9,675
Syndax Pharmaceuticals, Inc. (a)	3,174	34,819
Synlogic, Inc. (a)	2,228	3,832
TCR2 Therapeutics, Inc. (a)	1,662	12,864
Theravance Biopharma, Inc. (a) (b)	6,952	160,661
Tocagen, Inc. (a) (b)	3,018	3,682
Translate Bio, Inc. (a) (b)	4,909	48,943
TransMedics Group, Inc. (a) (b)	2,019	24,390
Turning Point Therapeutics I (a)	3,925	175,290
Twist Bioscience Corp. (a) (b)	3,706	113,329
Tyme Technologies, Inc. (a)	8,552	9,407
Ultragenyx Pharmaceutical, Inc. (a)	7,746	344,155
UNITY Biotechnology, Inc. (a) (b)	4,055	23,519
VBI Vaccines, Inc. (a) (b)	21,731	20,644
Veracyte, Inc. (a) (b)	6,686	162,537
Vericel Corp. (a)	6,344	58,174
Viela Bio, Inc. (a)	774	29,412
Viking Therapeutics, Inc. (a) (b)	9,198	43,047
Vir Biotechnology, Inc. (a)	1,021	34,990
WaVe Life Sciences Ltd. (a) (b)	3,192	29,909
X4 Pharmaceuticals, Inc. (a) (b)	2,188	21,880
XBiotech, Inc. (a)	1,856	19,711
Xencor, Inc. (a) (b)	6,705	200,345
Y-mAbs Therapeutics, Inc. (a)	3,351	87,461
ZIOPHARM Oncology, Inc. (a) (b)	26,259	64,335
		15,542,836
Commercial Services — 4.4%
Aaron’s, Inc.	9,578	218,187
ABM Industries, Inc.	9,437	229,885
Acacia Research Corp. (a)	7,011	15,564
Adtalem Global Education, Inc. (a)	7,488	200,604
American Public Education, Inc. (a)	2,145	51,330
AMN Healthcare Services, Inc. (a)	6,527	377,326
Arlo Technologies, Inc. (a)	10,667	25,921
ASGN, Inc. (a)	7,244	255,858
Avis Budget Group, Inc. (a) (b)	8,157	113,382
Barrett Business Services, Inc.	1,028	40,750
BG Staffing, Inc.	1,405	10,509
BrightView Holdings, Inc. (a) (b)	4,426	48,952
The Brink’s Co.	7,077	368,358
CAI International, Inc. (a)	2,330	32,946
Cardtronics PLC Class A (a)	5,213	109,056
Carriage Services, Inc.	2,328	37,597
Cass Information Systems, Inc.	1,998	70,250
CBIZ, Inc. (a)	7,272	152,130
Chegg, Inc. (a) (b)	16,786	600,603
Cimpress PLC (a) (b)	2,652	141,086

	Number of Shares	Value
Collectors Universe, Inc.	1,272	$19,932
Corvel Corp. (a)	1,253	68,301
CRA International, Inc.	1,069	35,715
Cross Country Healthcare, Inc. (a)	5,066	34,145
Deluxe Corp.	5,984	155,165
Emerald Holding, Inc.	3,563	9,228
Ennis, Inc.	3,613	67,852
EVERTEC, Inc.	8,596	195,387
Evo Payments, Inc. Class A (a)	5,667	86,705
Forrester Research, Inc. (a)	1,525	44,576
Franklin Covey Co. (a)	1,382	21,476
FTI Consulting, Inc. (a)	5,279	632,266
GP Strategies Corp. (a)	1,811	11,790
Green Dot Corp. Class A (a)	6,859	174,150
The Hackett Group, Inc.	3,466	44,088
Harsco Corp. (a)	11,049	77,012
HealthEquity, Inc. (a)	9,818	496,693
Heidrick & Struggles International, Inc.	2,668	60,030
Herc Holdings, Inc. (a)	3,415	69,871
Hertz Global Holdings, Inc. (a)	14,392	88,943
HMS Holdings Corp. (a)	12,446	314,510
Huron Consulting Group, Inc. (a)	3,179	144,199
ICF International, Inc.	2,573	176,765
Information Services Group, Inc. (a)	5,062	13,009
Insperity, Inc.	5,245	195,639
K12, Inc. (a)	5,569	105,031
Kelly Services, Inc. Class A	4,693	59,554
Kforce, Inc.	2,866	73,284
Korn Ferry	7,828	190,377
Laureate Education, Inc. Class A (a)	15,982	167,971
Liveramp Holdings, Inc. (a)	9,505	312,905
Medifast, Inc. (b)	1,571	98,188
Monro, Inc. (b)	4,628	202,753
National Research Corp. Class A	1,705	77,543
Perdoceo Education Corp. (a)	9,777	105,494
PRGX Global, Inc. (a)	2,913	8,156
Priority Technology Holdings, Inc. (a)	994	1,928
Progyny, Inc. (a) (b)	1,681	35,620
Quad/Graphics, Inc.	4,562	11,496
R1 RCM, Inc. (a)	14,707	133,687
Rent-A-Center, Inc.	6,991	98,853
Resources Connection, Inc.	4,334	47,544
Rosetta Stone, Inc. (a)	2,946	41,303
RR Donnelley & Sons Co.	10,039	9,622
SEACOR Marine Holdings Inc. (a)	2,800	12,264
ShotSpotter, Inc. (a) (b)	1,151	31,629
SP Plus Corp. (a)	3,234	67,106
Strategic Education, Inc.	3,023	422,494

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Team, Inc. (a)	4,235	$27,528
Textainer Group Holdings Ltd. (a)	7,387	60,721
TriNet Group, Inc. (a)	6,223	234,358
TrueBlue, Inc. (a)	5,482	69,950
Vectrus, Inc. (a)	1,600	66,256
Viad Corp.	2,846	60,421
Willdan Group, Inc. (a) (b)	1,424	30,431
WW International, Inc. (a)	6,625	112,029
		9,314,237
Cosmetics & Personal Care — 0.2%
Edgewell Personal Care Co. (a)	7,664	184,549
elf Beauty, Inc. (a)	3,719	36,595
Inter Parfums, Inc.	2,495	115,643
Revlon, Inc. Class A (a) (b)	980	10,712
		347,499
Foods — 1.4%
B&G Foods, Inc. (b)	8,994	162,701
BellRing Brands, Inc. Class A (a)	5,636	96,094
Bridgford Foods Corp. (a)	245	5,652
Cal-Maine Foods, Inc.	4,467	196,459
Calavo Growers, Inc.	2,297	132,514
The Chefs’ Warehouse, Inc. (a)	3,467	34,913
HF Foods Group, Inc. (a) (b)	3,118	26,160
Hostess Brands, Inc. (a)	16,925	180,420
Ingles Markets, Inc. Class A	2,005	72,501
J&J Snack Foods Corp.	2,143	259,303
John B Sanfilippo & Son, Inc.	1,222	109,247
Lancaster Colony Corp.	2,679	387,491
Landec Corp. (a) (b)	3,669	31,884
Nathan’s Famous, Inc.	415	25,315
Natural Grocers by Vitamin Cottage, Inc.	1,295	11,020
Performance Food Group Co. (a)	16,257	401,873
Sanderson Farms, Inc.	2,820	347,762
Seneca Foods Corp. Class A (a)	924	36,757
The Simply Good Foods Co. (a)	11,696	225,265
SpartanNash Co.	5,082	72,774
Tootsie Roll Industries, Inc. (b)	2,375	85,417
United Natural Foods, Inc. (a)	7,558	69,382
Village Super Market, Inc. Class A (b)	1,169	28,734
Weis Markets, Inc.	1,350	56,241
		3,055,879
Health Care – Products — 5.0%
Accelerate Diagnostics, Inc. (a) (b)	3,860	32,154
Accuray, Inc. (a)	12,721	24,170
Alphatec Holdings, Inc. (a)	5,546	19,134
AngioDynamics, Inc. (a)	5,233	54,580
Apyx Medical Corp. (a)	4,724	16,959

	Number of Shares	Value
AtriCure, Inc. (a)	5,386	$180,916
Atrion Corp.	203	131,950
Avanos Medical, Inc. (a)	6,706	180,593
AxoGen, Inc. (a)	4,810	50,024
Axonics Modulation Technologies, Inc. (a) (b)	2,633	66,904
BioLife Solutions, Inc. (a) (b)	1,028	9,766
BioSig Technologies, Inc. (a) (b)	2,300	9,637
BioTelemetry, Inc. (a) (b)	4,705	181,190
Cardiovascular Systems, Inc. (a)	4,895	172,353
CareDx, Inc. (a) (b)	5,829	127,247
Castle Biosciences, Inc. (a)	1,343	40,035
Celcuity, Inc. (a)	836	5,434
Cerus Corp. (a)	22,264	103,528
ConforMIS, Inc. (a) (b)	9,227	5,813
CONMED Corp.	3,862	221,177
CryoLife, Inc. (a)	5,167	87,426
Cutera, Inc. (a)	1,989	25,976
CytoSorbents Corp. (a) (b)	4,348	33,610
GenMark Diagnostics, Inc. (a) (b)	7,865	32,404
Glaukos Corp. (a) (b)	5,515	170,193
Globus Medical, Inc. Class A (a)	10,778	458,388
Haemonetics Corp. (a)	7,160	713,566
Hanger, Inc. (a)	5,135	80,003
Inogen, Inc. (a)	2,590	133,799
Inspire Medical Systems, Inc. (a) (b)	1,909	115,074
Integer Holdings Corp. (a)	4,607	289,596
Intersect ENT, Inc. (a)	4,357	51,630
Invacare Corp.	4,771	35,448
iRadimed Corp. (a) (b)	644	13,749
iRhythm Technologies, Inc. (a)	3,753	305,307
Lantheus Holdings, Inc. (a)	5,469	69,784
LeMaitre Vascular, Inc.	2,330	58,064
LivaNova PLC (a)	6,884	311,501
Luminex Corp.	5,956	163,969
Meridian Bioscience, Inc. (a)	5,970	50,148
Merit Medical Systems, Inc. (a)	7,595	237,344
Misonix, Inc. (a)	1,289	12,142
NanoString Technologies, Inc. (a) (b)	4,832	116,210
Natera, Inc. (a)	8,835	263,813
Natus Medical, Inc. (a)	4,783	110,631
Nevro Corp. (a)	4,240	423,915
Novocure Ltd. (a)	12,314	829,225
NuVasive, Inc. (a)	7,362	372,959
OraSure Technologies, Inc. (a)	8,718	93,806
Orthofix Medical, Inc. (a)	2,563	71,790
OrthoPediatrics Corp. (a) (b)	1,421	56,328
Precision BioSciences, Inc. (a)	5,094	30,717
Pulse Biosciences, Inc. (a) (b)	1,599	11,449

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Quanterix Corp. (a) (b)	1,893	$34,774
Quidel Corp. (a)	5,071	495,994
Repligen Corp. (a)	7,409	715,265
RTI Surgical Holdings, Inc. (a)	8,059	13,781
SeaSpine Holdings Corp. (a)	3,081	25,172
Shockwave Medical, Inc. (a) (b)	3,613	119,879
Sientra, Inc. (a)	5,569	11,082
Silk Road Medical, Inc. (a)	2,280	71,774
Soliton, Inc. (a)	779	6,310
STAAR Surgical Co. (a) (b)	6,299	203,206
Surmodics, Inc. (a)	1,859	61,942
Tactile Systems Technology, Inc. (a)	2,602	104,496
Tandem Diabetes Care, Inc. (a) (b)	7,947	511,389
TransEnterix, Inc. (a) (b)	3,533	1,243
Utah Medical Products, Inc.	493	46,367
Varex Imaging Corp. (a)	5,336	121,181
ViewRay, Inc. (a) (b)	14,961	37,402
Wright Medical Group NV (a) (b)	17,887	512,462
Zynex, Inc. (a)	2,239	24,786
		10,582,033
Health Care – Services — 2.7%
Addus HomeCare Corp. (a)	1,765	119,314
Amedisys, Inc. (a)	4,446	816,019
American Renal Associates Holdings, Inc. (a)	2,596	17,160
Apollo Medical Holdings, Inc. (a) (b)	1,198	15,478
Avalon GloboCare Corp. (a) (b)	3,084	4,780
Brookdale Senior Living, Inc. (a)	26,175	81,666
Catasys, Inc. (a) (b)	1,022	15,565
Cellular Biomedicine Group, Inc. (a) (b)	1,717	27,163
Community Health Systems, Inc. (a) (b)	12,219	40,811
The Ensign Group, Inc.	7,171	269,701
Genesis Healthcare, Inc. (a)	11,875	10,006
Invitae Corp. (a) (b)	12,283	167,909
The Joint Corp. (a) (b)	1,851	20,083
LHC Group, Inc. (a)	4,267	598,233
Magellan Health, Inc. (a)	3,108	149,526
Medpace Holdings, Inc. (a)	3,912	287,062
National HealthCare Corp.	1,731	124,165
Neuronetics, Inc. (a)	1,937	3,661
OPKO Health, Inc. (a) (b)	54,659	73,243
The Pennant Group, Inc. (a)	3,586	50,778
Personalis, Inc. (a) (b)	2,662	21,482
The Providence Service Corp. (a)	1,653	90,717
RadNet, Inc. (a)	5,956	62,598
Select Medical Holdings Corp. (a)	15,593	233,895
SI-BONE, Inc. (a)	2,716	32,456

	Number of Shares	Value
Surgery Partners, Inc. (a)	3,452	$22,542
Syneos Health, Inc. (a)	8,826	347,921
Teladoc Health, Inc. (a) (b)	10,236	1,586,682
Tenet Healthcare Corp. (a)	14,584	210,010
Tivity Health, Inc. (a)	6,732	42,344
Triple-S Management Corp. Class B (a)	3,243	45,726
U.S. Physical Therapy, Inc.	1,782	122,958
Vapotherm, Inc. (a)	2,130	40,108
		5,751,762
Household Products — 0.3%
Central Garden & Pet Co. (a)	1,406	38,665
Central Garden & Pet Co. Class A (a)	5,726	146,414
Quanex Building Products Corp.	4,686	47,235
WD-40 Co.	1,947	391,055
		623,369
Household Products & Wares — 0.3%
Acco Brands Corp.	13,663	68,998
Helen of Troy Ltd. (a)	3,560	512,747
		581,745
Pharmaceuticals — 4.0%
89bio, Inc. (a)	416	10,504
AcelRx Pharmaceuticals, Inc. (a)	11,146	13,152
Aclaris Therapeutics, Inc. (a) (b)	4,400	4,576
Adamas Pharmaceuticals, Inc. (a)	3,240	9,364
Aeglea BioTherapeutics, Inc. (a)	3,709	17,284
Aerie Pharmaceuticals, Inc. (a) (b)	5,984	80,784
Aimmune Therapeutics, Inc. (a) (b)	6,381	92,014
Akcea Therapeutics, Inc. (a)	1,783	25,497
Akebia Therapeutics, Inc. (a) (b)	16,737	126,866
Akorn, Inc. (a)	13,272	7,448
Alector, Inc. (a) (b)	4,895	118,116
Amneal Pharmaceuticals, Inc. (a) (b)	16,758	58,318
Amphastar Pharmaceuticals, Inc. (a)	5,079	75,372
Anika Therapeutics, Inc. (a)	1,898	54,871
Antares Pharma, Inc. (a)	22,933	54,122
Arvinas Holding Co. LLC (a)	3,006	121,142
Assertio Therapeutics, Inc. (a)	9,327	6,063
Athenex, Inc. (a) (b)	9,680	74,923
Axcella Health, Inc. (a)	1,144	3,912
Axsome Therapeutics, Inc. (a)	3,827	225,142
Beyondspring, Inc. (a)	1,822	23,340
BioDelivery Sciences International, Inc. (a)	11,846	44,896
BioSpecifics Technologies Corp. (a)	868	49,103
Bioxcel Therapeutics, Inc. (a)	984	21,992
Calyxt, Inc. (a) (b)	1,334	4,442
Catalyst Pharmaceuticals, Inc. (a) (b)	13,664	52,606

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
cbdMD, Inc. (a)	4,555	$4,236
Checkpoint Therapeutics, Inc. (a)	5,014	7,571
Chiasma, Inc. (a) (b)	4,862	17,746
Chimerix, Inc. (a)	6,814	9,812
Clovis Oncology, Inc. (a) (b)	7,141	45,417
Coherus Biosciences, Inc. (a) (b)	8,866	143,807
Collegium Pharmaceutical, Inc. (a) (b)	4,555	74,383
Concert Pharmaceuticals, Inc. (a)	3,799	33,583
Corbus Pharmaceuticals Holdings, Inc. (a) (b)	9,333	48,905
Corcept Therapeutics, Inc. (a) (b)	13,566	161,300
CorMedix, Inc. (a) (b)	3,581	12,856
Cyclerion Therapeutics, Inc. (a) (b)	3,350	8,878
Cytokinetics, Inc. (a) (b)	7,891	93,035
Eagle Pharmaceuticals, Inc. (a)	1,290	59,340
Eloxx Pharmaceuticals, Inc. (a) (b)	3,540	6,938
Enanta Pharmaceuticals, Inc. (a)	2,697	138,707
Endo International PLC (a)	31,873	117,930
Evofem Biosciences, Inc. (a) (b)	1,981	10,539
Flexion Therapeutics, Inc. (a) (b)	4,789	37,689
Fulcrum Therapeutics, Inc. (a)	1,792	21,396
G1 Therapeutics, Inc. (a) (b)	4,798	52,874
Galectin Therapeutics, Inc. (a) (b)	5,692	11,156
Global Blood Therapeutics, Inc. (a) (b)	8,211	419,500
Gritstone Oncology, Inc. (a) (b)	3,549	20,655
Harpoon Therapeutics, Inc. (a) (b)	1,038	12,020
Heron Therapeutics, Inc. (a) (b)	11,915	139,882
Heska Corp. (a)	993	54,913
Hookipa Pharma, Inc. (a)	1,422	11,732
Intellia Therapeutics, Inc. (a) (b)	5,480	67,020
Intra-Cellular Therapies, Inc. (a) (b)	7,471	114,829
Ironwood Pharmaceuticals, Inc. (a) (b)	22,141	223,403
Jounce Therapeutics, Inc. (a)	2,287	10,863
Kadmon Holdings, Inc. (a) (b)	22,741	95,285
Kala Pharmaceuticals, Inc. (a) (b)	3,363	29,561
KalVista Pharmaceuticals, Inc. (a)	1,792	13,709
Kodiak Sciences, Inc. (a) (b)	3,975	189,608
Kura Oncology, Inc. (a)	4,867	48,427
La Jolla Pharmaceutical Co. (a) (b)	2,953	12,403
Lannett Co., Inc. (a) (b)	4,603	31,991
Lifevantage Corp. (a)	1,971	20,301
Madrigal Pharmaceuticals, Inc. (a) (b)	1,279	85,386
Mallinckrodt PLC (a) (b)	11,927	23,615
MannKind Corp. (a) (b)	26,595	27,393
Marinus Pharmaceuticals, Inc. (a) (b)	11,662	23,674
MediciNova, Inc. (a) (b)	5,945	22,115
Millendo Therapeutics, Inc. (a)	1,764	9,314
Minerva Neurosciences, Inc. (a)	4,195	25,254
Mirum Pharmaceuticals, Inc. (a)	738	10,332

	Number of Shares	Value
Momenta Pharmaceuticals, Inc. (a)	16,080	$437,376
Morphic Holding, Inc. (a) (b)	1,519	22,299
MyoKardia, Inc. (a) (b)	6,298	295,250
Nature’s Sunshine Products, Inc. (a)	1,236	10,049
Neogen Corp. (a)	7,349	492,310
Ocular Therapeutix, Inc. (a)	5,991	29,655
Odonate Therapeutics, Inc. (a)	1,363	37,632
Optinose, Inc. (a) (b)	3,928	17,637
Option Care Health, Inc. (a)	4,366	41,346
Owens & Minor, Inc. (b)	8,736	79,934
Pacira BioSciences, Inc. (a) (b)	5,807	194,709
Paratek Pharmaceuticals, Inc. (a) (b)	4,661	14,682
Patterson Cos., Inc. (b)	11,851	181,202
PhaseBio Pharmaceuticals, Inc. (a) (b)	1,965	6,504
Portola Pharmaceuticals, Inc. (a) (b)	10,808	77,061
Prestige Consumer Healthcare, Inc. (a)	7,143	262,005
Principia Biopharma, Inc. (a)	2,608	154,863
Progenics Pharmaceuticals, Inc. (a) (b)	12,331	46,858
Protagonist Therapeutics, Inc. (a)	2,518	17,777
Ra Pharmaceuticals, Inc. (a)	4,933	236,833
Reata Pharmaceuticals, Inc. Class A (a) (b)	3,212	463,620
Recro Pharma, Inc. (a)	2,781	22,721
Revance Therapeutics, Inc. (a)	7,317	108,292
Rhythm Pharmaceuticals, Inc. (a) (b)	4,156	63,254
Rockwell Medical, Inc. (a) (b)	9,293	19,051
Senseonics Holdings, Inc. (a) (b)	17,379	11,010
Seres Therapeutics, Inc. (a) (b)	5,177	18,482
SIGA Technologies, Inc. (a) (b)	7,800	37,284
Spectrum Pharmaceuticals, Inc. (a)	15,820	36,861
Spero Therapeutics, Inc. (a)	1,828	14,770
Supernus Pharmaceuticals, Inc. (a)	6,987	125,696
Sutro Biopharma, Inc. (a)	1,551	15,820
Syros Pharmaceuticals, Inc. (a) (b)	4,913	29,134
TG Therapeutics, Inc. (a) (b)	12,214	120,186
TherapeuticsMD, Inc. (a) (b)	31,401	33,285
Tricida, Inc. (a) (b)	3,094	68,068
UroGen Pharma Ltd. (a) (b)	2,656	47,383
USANA Health Sciences, Inc. (a)	1,777	102,640
Vanda Pharmaceuticals, Inc. (a)	7,377	76,426
Verrica Pharmaceuticals, Inc. (a) (b)	1,819	19,882
Voyager Therapeutics, Inc. (a)	3,424	31,330
Xeris Pharmaceuticals, Inc. (a)	5,062	9,871
Zogenix, Inc. (a)	6,048	149,567
Zynerba Pharmaceuticals, Inc. (a) (b)	3,269	12,520
		8,530,267
		56,272,367

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified — 0.0%
Holding Company – Diversified — 0.0%
Professional Holding Corp. Class A (a)	483	$7,704
Energy — 1.9%
Coal — 0.1%
Advanced Emissions Solutions, Inc. (b)	2,335	15,341
Arch Coal, Inc. Class A	2,137	61,759
CONSOL Energy, Inc. (a) (b)	3,655	13,487
Hallador Energy Co.	2,901	2,753
NACCO Industries, Inc. Class A	525	14,689
Peabody Energy Corp.	9,080	26,332
Ramaco Resources, Inc. (a) (b)	1,153	2,756
SunCoke Energy, Inc.	10,052	38,700
Warrior Met Coal, Inc.	7,326	77,802
		253,619
Energy – Alternate Sources — 0.7%
Clean Energy Fuels Corp. (a)	19,046	33,902
Enphase Energy, Inc. (a)	13,018	420,351
FutureFuel Corp.	3,660	41,248
Green Plains, Inc.	4,875	23,644
Plug Power, Inc. (a) (b)	42,240	149,530
Renewable Energy Group, Inc. (a) (b)	5,215	107,064
REX American Resources Corp. (a)	795	36,975
Sunnova Energy International, Inc. (a) (b)	4,505	45,365
SunPower Corp. (a) (b)	10,516	53,316
Sunrun, Inc. (a)	16,019	161,792
TerraForm Power, Inc. Class A	11,249	177,397
TPI Composites, Inc. (a) (b)	4,095	60,524
Vivint Solar, Inc. (a) (b)	6,262	27,365
		1,338,473
Oil & Gas — 0.7%
Abraxas Petroleum Corp. (a)	22,671	2,743
Altus Midstream Co. Class A (a)	7,297	5,473
Amplify Energy Corp.	1,789	1,012
Berry Corp.	8,887	21,418
Bonanza Creek Energy, Inc. (a)	2,681	30,161
Brigham Minerals, Inc. Class A	4,001	33,088
California Resources Corp. (a) (b)	6,855	6,855
Callon Petroleum Co. (a)	54,472	29,845
Chaparral Energy, Inc. Class A (a) (b)	4,443	2,088
CNX Resources Corp. (a)	26,428	140,597
Comstock Resources, Inc. (a)	2,196	11,836
CVR Energy, Inc.	4,196	69,360
Delek US Holdings, Inc. (b)	10,491	165,338
Denbury Resources, Inc. (a) (b)	68,287	12,606

	Number of Shares	Value
Diamond Offshore Drilling, Inc. (a) (b)	9,206	$16,847
Earthstone Energy, Inc. Class A (a) (b)	2,818	4,960
Evolution Petroleum Corp.	3,884	10,137
Extraction Oil & Gas, Inc. (a) (b)	12,034	5,078
Falcon Minerals Corp.	5,472	11,765
Goodrich Petroleum Corp. (a)	1,281	5,457
Gulfport Energy Corp. (a) (b)	22,728	10,107
HighPoint Resources Corp. (a)	16,168	3,072
Laredo Petroleum, Inc. (a)	25,839	9,814
Magnolia Oil & Gas Corp. Class A (a) (b)	14,323	57,292
Mammoth Energy Services, Inc. (b)	1,855	1,389
Matador Resources Co. (a)	15,735	39,023
Montage Resources Corp. (a) (b)	2,996	6,741
Murphy USA, Inc. (a)	4,132	348,576
Nabors Industries Ltd.	50,036	19,519
Noble Corp. PLC (a)	35,428	9,211
Northern Oil and Gas, Inc. (a) (b)	42,017	27,862
Oasis Petroleum, Inc. (a)	45,300	15,855
Pacific Drilling SA (a) (b)	4,215	1,812
Panhandle Oil & Gas, Inc. Class A	2,184	8,059
Par Pacific Holdings, Inc. (a)	5,015	35,607
PDC Energy, Inc. (a)	14,181	88,064
Penn Virginia Corp. (a)	1,947	6,016
PrimeEnergy Corp. (a)	71	5,254
QEP Resources, Inc.	33,967	11,362
Ring Energy, Inc. (a) (b)	8,499	5,598
Rosehill Resources, Inc. (a) (b)	1,588	651
SandRidge Energy, Inc. (a)	4,500	4,046
Seadrill Ltd. (a) (b)	8,450	3,634
SilverBow Resources, Inc. (a) (b)	1,011	2,497
SM Energy Co.	15,893	19,389
Southwestern Energy Co. (a) (b)	77,054	130,221
Talos Energy, Inc. (a) (b)	2,852	16,399
Tellurian, Inc. (a) (b)	13,412	12,123
Trecora Resources (a)	3,025	17,999
Unit Corp. (a) (b)	8,064	2,097
W&T Offshore, Inc. (a) (b)	13,343	22,683
Whiting Petroleum Corp. (a) (b)	12,905	8,652
		1,537,288
Oil & Gas Services — 0.4%
Archrock, Inc.	18,270	68,695
DMC Global, Inc. (b)	2,002	46,066
Dril-Quip, Inc. (a)	5,130	156,465
Era Group, Inc. (a)	2,765	14,738
Exterran Corp. (a)	4,124	19,795
Flotek Industries, Inc. (a)	7,787	6,930
Forum Energy Technologies, Inc. (a)	11,949	2,119

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Frank’s International NV (a)	15,119	$39,158
FTS International, Inc. (a)	4,902	1,093
Geospace Technologies Corp. (a)	1,877	12,013
Helix Energy Solutions Group, Inc. (a)	20,119	32,995
Independence Contract Drilling, Inc. (a) (b)	360	504
KLX Energy Services Holdings, Inc. (a)	3,163	2,214
Liberty Oilfield Services, Inc. Class A	7,547	20,301
Matrix Service Co. (a)	3,748	35,494
MRC Global, Inc. (a)	11,159	47,537
National Energy Services Reunited Corp. (a) (b)	3,383	17,186
Natural Gas Services Group, Inc. (a)	1,825	8,140
NCS Multistage Holdings, Inc. (a)	1,659	1,062
Newpark Resources, Inc. (a)	12,620	11,320
NexTier Oilfield Solutions, Inc. (a)	22,594	26,435
Nine Energy Service, Inc. (a) (b)	2,292	1,853
NOW, Inc. (a)	15,369	79,304
Oceaneering International, Inc. (a)	14,055	41,322
Oil States International, Inc. (a)	8,508	17,271
ProPetro Holding Corp. (a)	11,324	28,310
RPC, Inc. (b)	8,248	16,991
Select Energy Services, Inc. Class A (a)	8,248	26,641
Smart Sand, Inc. (a)	3,094	3,218
Solaris Oilfield Infrastructure, Inc. Class A	4,405	23,126
TETRA Technologies, Inc. (a)	17,267	5,525
Thermon Group Holdings, Inc. (a)	4,608	69,443
US Silica Holdings, Inc. (b)	10,399	18,718
US Well Services, Inc. (a)	3,044	913
		902,895
Pipelines — 0.0%
NextDecade Corp. (a)	1,732	3,256
		4,035,531
Financial — 23.4%
Banks — 8.8%
The The Bank of Princeton	795	18,484
1st Constitution Bancorp	1,255	16,629
1st Source Corp.	2,002	64,925
ACNB Corp.	1,136	34,080
Alerus Financial Corp.	420	6,938
Allegiance Bancshares, Inc. (b)	2,654	63,988
Amalgamated Bank Class A	1,966	21,272
American National Bankshares, Inc.	1,516	36,232
Ameris Bancorp	8,661	205,785
Ames National Corp.	1,257	25,706
Arrow Financial Corp.	1,807	50,361

	Number of Shares	Value
Atlantic Capital Bancshares, Inc. (a)	3,036	$36,037
Atlantic Union Bankshares Corp.	11,324	247,996
BancFirst Corp.	2,641	88,130
Banco Latinoamericano de Comercio Exterior SA	4,388	45,240
The Bancorp, Inc. (a)	7,122	43,231
BancorpSouth Bank	14,067	266,148
Bank First Corp. (b)	818	45,808
Bank of Commerce Holdings	2,456	19,329
Bank of Marin Bancorp	1,875	56,250
The Bank of NT Butterfield & Son Ltd.	7,510	127,895
Bank7 Corp.	519	4,121
Bankwell Financial Group, Inc.	943	14,390
Banner Corp.	4,977	164,440
Bar Harbor Bankshares	2,160	37,325
Baycom Corp. (a)	1,481	17,846
BCB Bancorp, Inc.	2,107	22,440
Bridge Bancorp, Inc.	2,314	48,964
Bridgewater Bancshares, Inc. (a)	3,159	30,800
Bryn Mawr Bank Corp.	2,820	80,032
Business First Bancshares, Inc.	1,770	23,895
Byline Bancorp, Inc.	3,305	34,273
C&F Financial Corp.	478	19,072
Cadence BanCorp	17,807	116,636
Cambridge Bancorp (b)	679	35,308
Camden National Corp.	2,126	66,863
Capital Bancorp, Inc. /MD (a)	1,135	14,210
Capital City Bank Group, Inc.	1,908	38,389
Capstar Financial Holdings, Inc.	2,073	20,502
Carolina Financial Corp.	3,313	85,707
Carter Bank & Trust	3,215	29,514
Cathay General Bancorp	10,875	249,581
CBTX, Inc.	2,558	45,456
CenterState Bank Corp.	17,088	294,426
Central Pacific Financial Corp.	3,911	62,185
Central Valley Community Bancorp	1,580	20,603
Century Bancorp, Inc. Class A	402	25,020
Chemung Financial Corp.	514	16,952
Citizens & Northern Corp.	1,700	34,000
City Holding Co.	2,254	149,959
Civista Bancshares, Inc.	2,173	32,508
CNB Financial Corp.	2,057	38,816
Coastal Financial Corp. (a)	1,101	11,572
Codorus Valley Bancorp, Inc.	1,336	21,510
Colony Bankcorp, Inc.	1,052	13,150
Columbia Banking System, Inc.	10,220	273,896
Community Bank System, Inc.	7,208	423,830
The Community Financial Corp.	694	15,337

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Community Trust Bancorp, Inc.	2,192	$69,684
ConnectOne Bancorp, Inc.	4,815	64,714
CrossFirst Bankshares, Inc. (a) (b)	6,719	56,440
Customers Bancorp, Inc. (a)	4,020	43,939
CVB Financial Corp.	18,929	379,526
Eagle Bancorp, Inc.	4,594	138,785
Enterprise Bancorp, Inc.	1,268	34,223
Enterprise Financial Services Corp.	3,444	96,122
Equity Bancshares, Inc. Class A (a)	2,108	36,363
Esquire Financial Holdings, Inc. (a)	916	13,786
Evans Bancorp, Inc.	669	16,263
Farmers & Merchants Bancorp, Inc. /Archbold OH (b)	1,429	37,025
Farmers National Banc Corp.	3,626	42,170
FB Financial Corp.	2,413	47,584
Fidelity D&D Bancorp, Inc. (b)	396	20,204
Financial Institutions, Inc.	2,196	39,835
First BanCorp	30,446	161,973
First Bancorp	4,151	95,805
First Bancorp, Inc.	1,452	31,944
The First Bancshares, Inc.	2,349	44,795
First Bank (b)	2,348	16,295
First Busey Corp.	7,277	124,509
First Business Financial Services, Inc.	1,169	18,119
First Choice Bancorp	1,429	21,449
First Commonwealth Financial Corp.	13,878	126,845
First Community Bancshares, Inc.	2,539	59,159
First Financial Bancorp	13,821	206,071
First Financial Bankshares, Inc.	18,392	493,641
First Financial Corp.	1,855	62,551
First Foundation, Inc.	5,539	56,609
First Guaranty Bancshares, Inc.	730	10,534
First Internet Bancorp	1,340	22,003
First Interstate BancSystem, Inc. Class A	5,365	154,727
First Merchants Corp.	7,649	202,622
First Mid Bancshares, Inc.	2,059	48,881
First Midwest Bancorp, Inc.	15,102	199,875
First Northwest Bancorp	1,244	13,522
The First of Long Island Corp.	3,269	56,717
Flagstar Bancorp, Inc.	4,915	97,464
FNCB Bancorp, Inc.	2,425	16,757
Franklin Financial Network, Inc.	1,861	37,946
Franklin Financial Services Corp.	585	16,058
Fulton Financial Corp.	22,747	261,363
FVCBankcorp, Inc. (a) (b)	1,739	23,163
German American Bancorp Inc.	3,510	96,349
Glacier Bancorp, Inc.	12,316	418,806
Great Southern Bancorp, Inc.	1,569	63,388

	Number of Shares	Value
Great Western Bancorp, Inc.	8,019	$164,229
Guaranty Bancshares, Inc.	1,152	26,657
Hancock Whitney Corp.	12,310	240,291
Hanmi Financial Corp.	4,301	46,666
HarborOne Bancorp, Inc. (a)	3,711	27,944
Hawthorn Bancshares, Inc.	801	14,698
HBT Financial, Inc.	1,289	13,573
Heartland Financial USA, Inc.	4,928	148,826
Heritage Commerce Corp.	7,768	59,581
Heritage Financial Corp.	5,195	103,900
Hilltop Holdings, Inc.	9,912	149,869
Home BancShares, Inc.	22,001	263,792
HomeStreet, Inc.	3,114	69,224
Hope Bancorp, Inc.	17,098	140,546
Horizon Bancorp, Inc.	5,291	52,169
Howard Bancorp, Inc. (a)	1,826	19,830
IBERIABANK Corp.	7,402	267,656
Independent Bank Corp. of Massachusetts	4,708	303,054
Independent Bank Corp. of Michigan	3,069	39,498
Independent Bank Group, Inc.	5,054	119,679
International Bancshares Corp.	7,889	212,056
Investar Holding Corp.	1,306	16,678
Kearny Financial Corp.	11,031	94,756
Lakeland Bancorp, Inc.	6,908	74,675
Lakeland Financial Corp.	3,492	128,331
LCNB Corp.	1,722	21,697
Level One Bancorp, Inc.	723	13,014
Live Oak Bancshares, Inc.	3,707	46,226
Luther Burbank Corp.	2,824	25,896
Macatawa Bank Corp.	3,684	26,230
Mackinac Financial Corp.	1,305	13,637
MainStreet Bancshares, Inc. (a)	1,003	16,810
Mercantile Bank Corp.	2,274	48,141
Merchants Bancorp	1,220	18,520
Meta Financial Group, Inc.	4,803	104,321
Metrocity Bankshares, Inc. (b)	2,253	26,450
Metropolitan Bank Holding Corp. (a)	995	26,795
Mid Penn Bancorp, Inc.	976	19,764
Midland States Bancorp, Inc.	3,106	54,324
MidWestOne Financial Group, Inc.	1,683	35,242
MVB Financial Corp.	1,360	17,340
National Bank Holdings Corp. Class A	4,181	99,926
National Bankshares, Inc.	896	28,582
NBT Bancorp, Inc.	6,051	195,992
Nicolet Bankshares, Inc. (a)	1,308	71,391
Northeast Bank (a)	1,174	13,689
Northrim BanCorp, Inc.	916	24,732
Norwood Financial Corp.	818	21,841

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Oak Valley Bancorp (b)	971	$15,284
OFG Bancorp	7,173	80,194
Ohio Valley Banc Corp.	586	17,568
Old National Bancorp	23,969	316,151
Old Second Bancorp, Inc.	4,114	28,428
OP Bancorp	1,847	13,779
Opus Bank	3,108	53,862
Origin Bancorp, Inc.	2,708	54,837
Orrstown Financial Services, Inc.	1,434	19,746
Pacific Mercantile Bancorp (a)	2,761	13,004
Park National Corp. (b)	1,881	146,041
Parke Bancorp, Inc.	1,412	19,048
PCB Bancorp	1,720	16,822
PCSB Financial Corp.	2,199	30,764
Peapack Gladstone Financial Corp.	2,626	47,137
Penns Woods Bancorp, Inc.	973	23,644
People’s Utah Bancorp	2,225	43,098
Peoples Bancorp of North Carolina, Inc.	652	13,275
Peoples Bancorp, Inc.	2,550	56,482
Peoples Financial Services Corp.	976	38,786
Pioneer Bancorp, Inc. (a) (b)	1,571	16,307
Ponce de Leon Federal Bank (a)	1,186	12,180
Preferred Bank	1,943	65,712
Premier Financial Bancorp, Inc.	1,849	22,928
Provident Bancorp, Inc. (a)	1,232	10,620
QCR Holdings, Inc.	2,089	56,549
RBB Bancorp	2,299	31,542
Red River Bancshares, Inc.	697	25,942
Reliant Bancorp, Inc. (b)	1,448	16,319
Renasant Corp.	7,890	172,318
Republic Bancorp, Inc. Class A	1,373	45,350
Republic First Bancorp, Inc. (a)	6,212	13,604
Richmond Mutual Bancorporation, Inc. (a)	1,788	18,238
S&T Bancorp, Inc.	5,386	147,146
Sandy Spring Bancorp, Inc.	4,896	110,845
SB One Bancorp	1,144	19,448
Seacoast Banking Corp. of Florida (a)	7,158	131,063
Select Bancorp, Inc. (a)	2,240	17,091
ServisFirst Bancshares, Inc.	6,743	197,705
Shore Bancshares, Inc.	1,754	19,031
Sierra Bancorp	2,004	35,230
Silvergate Capital Corp. (a)	454	4,331
Simmons First National Corp. Class A	13,514	248,658
SmartFinancial, Inc.	1,800	27,378
South Plains Financial, Inc.	1,436	22,244
South State Corp.	4,744	278,615
Southern First Bancshares, Inc. (a)	1,004	28,483

	Number of Shares	Value
Southern National Bancorp of Virginia, Inc.	2,794	$27,493
Southside Bancshares, Inc.	4,545	138,123
Spirit of Texas Bancshares, Inc. (a)	1,949	20,153
Sterling Bancorp, Inc.	2,325	9,998
Stock Yards Bancorp, Inc.	2,872	83,087
Summit Financial Group, Inc.	1,547	32,812
Tompkins Financial Corp.	2,038	146,328
Towne Bank	9,445	170,860
TriCo Bancshares	3,792	113,077
TriState Capital Holdings, Inc. (a)	3,847	37,200
Triumph Bancorp, Inc. (a)	3,216	83,616
TrustCo Bank Corp NY	13,492	72,992
Trustmark Corp.	9,120	212,496
UMB Financial Corp.	6,283	291,406
Union Bankshares, Inc.	558	12,555
United Bankshares, Inc.	13,836	319,335
United Community Banks, Inc.	11,168	204,486
United Security Bancshares/Fresno CA	1,910	12,224
Unity Bancorp, Inc.	1,117	13,069
Univest Corp. of Pennsylvania	4,074	66,488
Valley National Bancorp	54,959	401,750
Veritex Holdings, Inc.	7,016	98,014
Walker & Dunlop, Inc.	3,926	158,100
Washington Trust Bancorp, Inc.	2,144	78,385
WesBanco, Inc.	9,186	217,708
West Bancorporation, Inc.	2,267	37,065
Westamerica Bancorp.	3,695	217,191
Western New England Bancorp, Inc.	3,377	22,829
		18,461,000
Diversified Financial Services — 2.2%
Altisource Portfolio Solutions SA (a) (b)	804	6,167
Amerant Bancorp, Inc. (a)	2,745	42,246
Ares Management Corp. Class A	10,136	313,506
Arlington Asset Investment Corp. Class A (b)	5,131	11,237
Artisan Partners Asset Management, Inc. Class A	7,094	152,450
Assetmark Financial Holdings (a)	1,957	39,903
Associated Capital Group, Inc. Class A (b)	274	8,384
B. Riley Financial, Inc.	2,907	53,547
Blucora, Inc. (a)	6,902	83,169
Boston Private Financial Holdings, Inc.	11,774	84,184
Brightsphere Investment Grou (a)	9,331	59,625
Calamos Asset Management, Inc. (c) (d)	2,722	—

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Cohen & Steers, Inc.	3,230	$146,803
Columbia Financial, Inc. (a)	7,387	106,373
Cowen, Inc.	4,004	38,679
Curo Group Holdings Corp. (b)	2,222	11,777
Diamond Hill Investment Group, Inc.	445	40,157
Elevate Credit, Inc. (a)	3,176	3,303
Ellington Financial, Inc.	5,652	32,273
Encore Capital Group, Inc. (a)	4,380	102,404
Enova International, Inc. (a)	4,568	66,190
EZCORP, Inc. Class A (a) (b)	7,213	30,078
Federal Agricultural Mortgage Corp. Class C	1,278	71,095
Federated Hermes, Inc.	13,672	260,452
Focus Financial Partners, Inc. Class A (a) (b)	4,351	100,116
Gain Capital Holdings, Inc.	2,746	15,323
GAMCO Investors, Inc. Class A	727	7,990
Greenhill & Co., Inc.	2,162	21,274
Hamilton Lane, Inc. Class A	3,124	172,788
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,978	183,241
Houlihan Lokey, Inc.	5,968	311,052
I3 Verticals, Inc. Class A (a)	2,078	39,669
International Money Express, Inc. (a)	2,551	23,291
INTL. FCStone, Inc. (a)	2,261	81,984
LendingClub Corp. (a) (b)	9,520	74,732
Marlin Business Services Corp.	1,240	13,851
MMA Capital Holdings, Inc. (a)	681	16,841
Moelis & Co. Class A	6,733	189,197
Mr Cooper Group, Inc. (a)	10,791	79,098
Nelnet, Inc. Class A	2,536	115,160
Ocwen Financial Corp. (a)	19,138	9,569
On Deck Capital, Inc. (a)	8,271	12,737
Oportun Financial Corp. (a) (b)	1,029	10,856
Oppenheimer Holdings, Inc. Class A	1,354	26,755
Paysign, Inc. (a) (b)	4,284	22,105
PennyMac Financial Services, Inc.	3,541	78,292
Piper Sandler Cos.	1,880	95,072
PJT Partners, Inc. Class A	3,207	139,152
PRA Group, Inc. (a)	6,381	176,881
Pzena Investment Management, Inc. Class A	2,521	11,244
Regional Management Corp. (a)	1,221	16,679
Sculptor Capital Management, Inc.	2,390	32,361
Siebert Financial Corp. (a) (b)	1,209	8,729
Silvercrest Asset Management Group, Inc. Class A	1,233	11,664
Stifel Financial Corp.	9,424	389,023
Velocity Financial, Inc. (a)	1,039	7,824

	Number of Shares	Value
Virtus Investment Partners, Inc.	918	$69,869
Waddell & Reed Financial, Inc. Class A (b)	9,637	109,669
Westwood Holdings Group, Inc.	1,145	20,965
WisdomTree Investments, Inc.	18,940	44,130
World Acceptance Corp. (a) (b)	777	42,432
		4,545,617
Insurance — 3.1%
Ambac Financial Group, Inc. (a)	6,414	79,149
American Equity Investment Life Holding Co.	12,778	240,226
AMERISAFE, Inc.	2,707	174,520
Argo Group International Holdings Ltd.	4,629	171,551
Benefytt Technologies, Inc. (a)	1,382	30,943
BRP Group, Inc. (a)	2,504	26,417
Citizens, Inc. (a) (b)	7,011	45,712
CNO Financial Group, Inc.	21,001	260,202
Crawford & Co. Class A	2,305	16,596
Donegal Group, Inc. Class A	1,454	22,101
eHealth, Inc. (a)	3,231	454,989
Employers Holdings, Inc.	4,472	181,161
Enstar Group Ltd. (a)	1,629	259,092
Essent Group Ltd.	13,657	359,725
FBL Financial Group, Inc. Class A	1,371	63,985
Fednat Holding Co.	1,636	18,781
FGL Holdings	20,662	202,488
Genworth Financial, Inc. Class A (a)	71,751	238,213
Global Indemnity Ltd.	1,179	30,065
Goosehead Insurance, Inc. Class A (a) (b)	1,620	72,301
Greenlight Capital Re Ltd. Class A (a)	4,139	24,627
GWG Holdings, Inc. (a) (b)	411	4,176
Hallmark Financial Services, Inc. (a)	1,880	7,595
HCI Group, Inc. (b)	867	34,897
Heritage Insurance Holdings, Inc.	3,713	39,766
Horace Mann Educators Corp.	5,858	214,344
Independence Holding Co.	702	17,943
Investors Title Co.	197	25,216
James River Group Holdings Ltd.	4,196	152,063
Kinsale Capital Group, Inc. (b)	2,895	302,614
MBIA, Inc. (a)	10,671	76,191
National General Holdings Corp.	9,600	158,880
National Western Life Group, Inc. Class A	323	55,556
NI Holdings, Inc. (a)	1,346	18,252
NMI Holdings, Inc. Class A (a)	9,354	108,600
Palomar Holdings, Inc. (a)	2,619	152,321
ProAssurance Corp.	7,556	188,900

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
ProSight Global, Inc. (a)	1,257	$12,256
Protective Insurance Corp. Class B	1,296	17,820
Radian Group, Inc.	28,692	371,561
RLI Corp.	5,662	497,860
Safety Insurance Group, Inc.	2,092	176,628
Selective Insurance Group, Inc.	8,297	412,361
State Auto Financial Corp.	2,439	67,780
Stewart Information Services Corp.	3,323	88,624
Third Point Reinsurance Ltd. (a)	10,465	77,546
Tiptree, Inc.	3,530	18,427
Trupanion, Inc. (a) (b)	4,083	106,280
United Fire Group, Inc.	3,002	97,895
United Insurance Holdings Corp.	2,924	27,018
Universal Insurance Holdings, Inc.	4,213	75,497
Watford Holdings Ltd. (a) (b)	2,526	37,006
		6,614,717
Investment Companies — 0.0%
Medallion Financial Corp. (a)	2,937	5,463
Rafael Holdings, Inc. Class B (a)	1,530	19,599
		25,062
Private Equity — 0.1%
Kennedy-Wilson Holdings, Inc.	17,395	233,441
Real Estate — 0.6%
Alexander & Baldwin, Inc.	9,740	109,283
American Realty Investors, Inc. (a)	356	3,289
Consolidated-Tomoka Land Co.	691	31,323
Cushman & Wakefield PLC (a)	15,976	187,558
eXp World Holdings, Inc. (a)	2,925	24,746
FRP Holdings, Inc. (a)	987	42,441
Griffin Industrial Realty, Inc.	137	4,480
Legacy Housing Corp. (a)	818	7,567
Marcus & Millichap, Inc. (a)	3,255	88,211
Maui Land & Pineapple Co., Inc. (a)	964	10,537
McGrath RentCorp	3,431	179,716
Newmark Group, Inc. Class A	20,364	86,547
RE/MAX Holdings, Inc. Class A	2,534	55,545
Realogy Holdings Corp.	16,141	48,584
Redfin Corp. (a)	12,691	195,695
The RMR Group, Inc. Class A	2,155	58,120
Safehold, Inc. (b)	1,802	113,940
Stratus Properties, Inc. (a)	831	14,700
Transcontinental Realty Investors, Inc. (a)	151	3,097
		1,265,379
Real Estate Investment Trusts (REITS) — 7.3%
Acadia Realty Trust	12,133	150,328
AG Mortgage Investment Trust, Inc.	4,612	12,637
Agree Realty Corp.	5,878	363,848

	Number of Shares	Value
Alexander’s, Inc.	302	$83,337
American Assets Trust, Inc.	6,854	171,350
American Finance Trust, Inc.	15,170	94,812
Anworth Mortgage Asset Corp.	13,877	15,681
Apollo Commercial Real Estate Finance, Inc.	21,881	162,357
Ares Commercial Real Estate Corp.	4,431	30,973
Armada Hoffler Properties, Inc.	7,926	84,808
ARMOUR Residential REIT, Inc.	8,367	73,713
Ashford Hospitality Trust, Inc.	12,831	9,485
Blackstone Mortgage Trust, Inc. Class A (b)	18,190	338,698
Bluerock Residential Growth REIT, Inc.	3,332	18,559
Braemar Hotels & Resorts, Inc.	4,355	7,404
BRT Apartments Corp.	1,395	14,299
Capstead Mortgage Corp.	13,308	55,894
CareTrust REIT, Inc.	13,538	200,227
Catchmark Timber Trust, Inc. Class A	6,963	50,273
CBL & Associates Properties, Inc. (b)	24,134	4,829
Cedar Realty Trust, Inc.	12,312	11,488
Chatham Lodging Trust	6,514	38,693
Cherry Hill Mortgage Investment Corp.	2,254	13,975
CIM Commercial Trust Corp. (b)	1,682	18,653
City Office REIT, Inc.	7,561	54,666
Clipper Realty, Inc.	2,050	10,619
Colony Credit Real Estate Inc.	11,508	45,342
Community Healthcare Trust, Inc.	2,720	104,122
CoreCivic, Inc.	16,893	188,695
CorEnergy Infrastructure Trust, Inc.	1,827	33,580
CorePoint Lodging Inc.	5,726	22,446
DiamondRock Hospitality Co.	28,561	145,090
Diversified Healthcare Trust	33,579	121,892
Dynex Capital, Inc. (b)	3,171	33,105
Easterly Government Properties, Inc.	10,547	259,878
EastGroup Properties, Inc.	5,449	569,312
Essential Properties Realty Trust, Inc.	12,984	169,571
Exantas Capital Corp.	4,330	11,951
Farmland Partners, Inc. (b)	3,938	23,904
First Industrial Realty Trust, Inc.	17,879	594,119
Four Corners Property Trust, Inc.	9,942	186,015
Franklin Street Properties Corp.	14,721	84,351
Front Yard Residential Corp.	7,022	83,913
The GEO Group, Inc.	16,873	205,176
Getty Realty Corp.	4,734	112,385
Gladstone Commercial Corp.	4,611	66,214
Gladstone Land Corp.	2,596	30,763
Global Medical REIT, Inc.	5,461	55,265

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Global Net Lease, Inc.	12,771	$170,748
Granite Point Mortgage Trust, Inc.	7,690	38,988
Great Ajax Corp. (b)	2,550	16,218
Healthcare Realty Trust, Inc.	18,776	524,414
Hersha Hospitality Trust	4,880	17,470
Independence Realty Trust, Inc.	12,905	115,371
Industrial Logistics Properties Trust	9,185	161,105
Innovative Industrial Properties, Inc.	2,309	175,322
Invesco Mortgage Capital, Inc.	23,531	80,241
Investors Real Estate Trust	1,651	90,805
iStar, Inc. (b)	8,423	89,368
Jernigan Capital, Inc. (b)	3,156	34,590
Kite Realty Group Trust	11,755	111,320
KKR Real Estate Finance Trust, Inc.	3,578	53,706
Ladder Capital Corp.	14,602	69,213
Lexington Realty Trust	34,273	340,331
LTC Properties, Inc.	5,582	172,484
Mack-Cali Realty Corp.	12,279	187,009
Monmouth Real Estate Investment Corp.	13,416	161,663
National Health Investors, Inc.	6,040	299,101
National Storage Affiliates Trust	8,409	248,906
New Senior Investment Group, Inc.	11,895	30,451
New York Mortgage Trust, Inc.	53,626	83,120
NexPoint Residential Trust, Inc.	2,809	70,815
Office Properties, Inc. ome Trust	6,763	184,292
One Liberty Properties, Inc.	2,203	30,688
Orchid Island Capital, Inc.	9,214	27,181
Pebblebrook Hotel Trust	18,445	200,866
Pennsylvania REIT (b)	9,985	9,102
PennyMac Mortgage Investment Trust	14,013	148,818
Physicians Realty Trust	26,763	373,076
Piedmont Office Realty Trust, Inc. Class A	17,752	313,500
PotlatchDeltic Corp.	9,378	294,375
Preferred Apartment Communities, Inc. Class A (b)	6,490	46,598
PS Business Parks, Inc.	2,838	384,606
QTS Realty Trust, Inc. Class A (b)	8,158	473,246
Ready Capital Corp. REIT	5,183	37,421
Redwood Trust, Inc.	15,858	80,241
Retail Opportunity Investments Corp.	16,205	134,339
Retail Value, Inc.	2,115	25,909
Rexford Industrial Realty, Inc.	16,105	660,466
RLJ Lodging Trust	23,980	185,126
RPT Realty	11,078	66,800
Ryman Hospitality Properties, Inc.	6,945	248,978
Sabra Health Care REIT, Inc.	28,601	312,323
Saul Centers, Inc.	1,707	55,887

	Number of Shares	Value
Seritage Growth Properties Class A (b)	4,785	$43,591
STAG Industrial, Inc.	21,221	477,897
Summit Hotel Properties, Inc. (b)	14,687	61,979
Sunstone Hotel Investors, Inc.	31,834	277,274
Tanger Factory Outlet Centers, Inc. (b)	12,795	63,975
Terreno Realty Corp.	9,353	484,018
TPG RE Finance Trust, Inc.	7,030	38,595
UMH Properties, Inc.	5,134	55,755
Uniti Group, Inc.	26,237	158,209
Universal Health Realty Income Trust	1,819	183,373
Urban Edge Properties	16,324	143,814
Urstadt Biddle Properties, Inc. Class A	4,201	59,234
Washington Prime Group, Inc. (b)	26,518	21,350
Washington Real Estate Investment Trust	11,665	278,444
Western Asset Mortgage Capital Corp.	7,372	16,882
Whitestone REIT (b)	5,439	33,722
Xenia Hotels & Resorts, Inc.	16,079	165,614
		15,439,018
Savings & Loans — 1.3%
Axos Financial, Inc. (a)	8,196	148,594
Banc of California, Inc.	6,429	51,432
BankFinancial Corp.	1,983	17,470
Berkshire Hills Bancorp, Inc.	6,392	94,985
Brookline Bancorp, Inc.	11,114	125,366
Capitol Federal Financial, Inc.	18,720	217,339
Community Bankers Trust Corp.	3,111	15,088
Dime Community Bancshares, Inc.	4,382	60,077
ESSA Bancorp, Inc.	1,326	18,100
First Capital, Inc. (b)	458	27,434
First Defiance Financial Corp.	5,234	77,149
First Financial Northwest, Inc.	1,112	11,164
Flushing Financial Corp.	3,834	51,222
FS Bancorp, Inc.	565	20,340
Greene County Bancorp, Inc.	471	11,003
Hingham Institution for Savings	196	28,418
Home Bancorp Inc.	1,079	26,349
HomeTrust Bancshares, Inc.	2,195	34,944
Investors Bancorp, Inc.	32,227	257,494
Malvern Bancorp, Inc. (a)	1,068	13,083
Meridian Bancorp, Inc.	6,801	76,307
MutualFirst Financial, Inc.	828	23,350
Northfield Bancorp, Inc.	6,187	69,233
Northwest Bancshares, Inc.	14,227	164,606
OceanFirst Financial Corp.	7,749	123,287
Pacific Premier Bancorp, Inc.	8,241	155,260
Provident Financial Holdings, Inc.	838	12,763
Provident Financial Services, Inc.	8,655	111,303
Prudential Bancorp, Inc.	1,234	18,263

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Riverview Bancorp, Inc.	3,011	$15,085
Southern Missouri Bancorp, Inc.	1,099	26,673
Territorial Bancorp, Inc.	1,102	27,054
Timberland Bancorp, Inc.	1,051	19,223
Washington Federal, Inc.	10,982	285,093
Waterstone Financial, Inc.	3,344	48,622
WSFS Financial Corp.	7,193	179,250
		2,662,423
Venture Capital — 0.0%
Safeguard Scientifics, Inc.	2,778	15,418
		49,262,075
Industrial — 14.7%
Aerospace & Defense — 1.1%
AAR Corp.	4,727	83,952
Aerojet Rocketdyne Holdings, Inc. (a)	10,356	433,191
Aerovironment, Inc. (a)	3,018	183,977
Astronics Corp. (a)	3,243	29,771
Barnes Group, Inc.	6,681	279,466
Coda Octopus Group, Inc. (a) (b)	846	4,746
Ducommun, Inc. (a)	1,521	37,797
Kaman Corp.	3,923	150,918
Kratos Defense & Security Solutions, Inc. (a)	12,775	176,806
Mercury Systems, Inc. (a)	7,690	548,605
Moog, Inc. Class A	4,397	222,180
National Presto Industries, Inc. (b)	705	49,921
Park Aerospace Corp.	2,647	33,352
Triumph Group, Inc.	7,038	47,577
		2,282,259
Building Materials — 1.8%
AAON, Inc.	5,821	281,271
American Woodmark Corp. (a)	2,389	108,867
Apogee Enterprises, Inc.	3,709	77,221
Armstrong Flooring, Inc. (a)	2,529	3,616
Boise Cascade Co.	5,502	130,838
Builders FirstSource, Inc. (a)	16,157	197,600
Caesarstone Ltd. (b)	3,197	33,792
Cornerstone Building Brands, Inc. (a)	6,516	29,713
Forterra, Inc. (a)	2,647	15,829
Gibraltar Industries, Inc. (a)	4,576	196,402
Griffon Corp.	5,171	65,413
JELD-WEN Holding, Inc. (a)	9,575	93,165
Louisiana-Pacific Corp.	15,975	274,450
Masonite International Corp. (a)	3,491	165,648
Patrick Industries, Inc.	3,197	90,028
PGT Innovations, Inc. (a)	8,042	67,472
Select Interior Concepts, Inc. Class A (a)	2,998	6,206

	Number of Shares	Value
Simpson Manufacturing Co., Inc.	6,349	$393,511
SPX Corp. (a)	6,193	202,140
Summit Materials, Inc. Class A (a)	16,131	241,965
Trex Co., Inc. (a)	8,330	667,566
Universal Forest Products, Inc.	8,440	313,884
US Concrete, Inc. (a)	2,266	41,105
		3,697,702
Electrical Components & Equipment — 1.0%
American Superconductor Corp. (a)	3,031	16,610
Belden, Inc.	5,536	199,739
Encore Wire Corp.	2,884	121,099
Energous Corp. (a) (b)	4,231	3,144
EnerSys	6,049	299,546
Generac Holdings, Inc. (a)	8,671	807,877
Graham Corp.	1,363	17,583
Insteel Industries, Inc.	2,617	34,675
nLight, Inc. (a) (b)	4,687	49,167
Novanta, Inc. (a)	4,775	381,427
Powell Industries, Inc.	1,265	32,473
Vicor Corp. (a)	2,523	112,374
		2,075,714
Electronics — 2.5%
Advanced Energy Industries, Inc. (a)	5,396	261,652
Akoustis Technologies, Inc. (a) (b)	4,294	23,059
Alarm.com Holdings, Inc. (a) (b)	5,210	202,721
Allied Motion Technologies, Inc.	1,002	23,747
Applied Optoelectronics, Inc. (a) (b)	2,702	20,508
Atkore International Group, Inc. (a)	6,729	141,780
Badger Meter, Inc.	4,055	217,348
Bel Fuse, Inc. Class B	1,404	13,675
Benchmark Electronics, Inc.	5,235	104,648
Brady Corp. Class A	6,862	309,682
Comtech Telecommunications Corp.	3,364	44,708
Digimarc Corp. (a) (b)	1,666	21,741
FARO Technologies, Inc. (a)	2,443	108,714
Fitbit, Inc. Class A (a)	32,796	218,421
Fluidigm Corp. (a)	9,833	24,976
GoPro, Inc. Class A (a) (b)	18,108	47,443
II-VI, Inc. (a) (b)	12,808	365,028
IntriCon Corp. (a)	1,164	13,700
Itron, Inc. (a)	4,863	271,501
KEMET Corp.	8,070	194,971
Kimball Electronics, Inc. (a)	3,477	37,969
Knowles Corp. (a)	11,532	154,298
Mesa Laboratories, Inc.	567	128,193
Napco Security Technologies, Inc. (a)	1,640	24,879
NVE Corp.	678	35,276
OSI Systems, Inc. (a)	2,394	164,994

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Plexus Corp. (a)	4,098	$223,587
Sanmina Corp. (a)	9,730	265,434
SMART Global Holdings, Inc. (a)	1,921	46,680
Stoneridge, Inc. (a) (b)	3,750	62,813
Tech Data Corp. (a)	5,035	658,830
Transcat, Inc. (a)	991	26,262
TTM Technologies, Inc. (a)	14,040	145,174
Vishay Intertechnology, Inc.	18,812	271,081
Vishay Precision Group, Inc. (a)	1,482	29,759
Watts Water Technologies, Inc. Class A	3,911	331,066
Wrap Technologies, Inc. (a)	1,155	4,920
ZAGG, Inc. (a) (b)	3,983	12,387
		5,253,625
Engineering & Construction — 1.6%
Aegion Corp. (a)	4,318	77,422
Arcosa, Inc.	6,900	274,206
Comfort Systems USA, Inc.	5,155	188,415
Concrete Pumping Holdings, Inc. (a) (b)	3,763	10,762
Construction Partners, Inc. Class A (a) (b)	2,646	44,691
Dycom Industries, Inc. (a) (b)	4,310	110,551
EMCOR Group, Inc.	7,912	485,164
Exponent, Inc.	7,334	527,388
Granite Construction, Inc. (b)	6,650	100,947
Great Lakes Dredge & Dock Corp. (a)	8,635	71,670
IES Holdings, Inc. (a)	1,168	20,615
Iteris, Inc. (a)	5,704	18,253
KBR, Inc.	20,076	415,172
MasTec, Inc. (a)	8,508	278,467
Mistras Group, Inc. (a)	2,577	10,978
MYR Group, Inc. (a)	2,280	59,713
NV5 Global, Inc. (a)	1,468	60,614
Primoris Services Corp.	6,277	99,804
Sterling Construction Co., Inc. (a)	3,696	35,112
TopBuild Corp. (a)	4,744	339,860
Tutor Perini Corp. (a)	5,661	38,042
VSE Corp.	1,235	20,242
Willscot Corp. (a)	7,327	74,223
		3,362,311
Environmental Controls — 0.8%
Advanced Disposal Services, Inc. (a)	10,299	337,807
Casella Waste Systems, Inc. Class A (a)	6,499	253,851
CECO Environmental Corp. (a)	4,361	20,366
Covanta Holding Corp.	16,730	143,042
Energy Recovery, Inc. (a) (b)	5,329	39,648
Evoqua Water Technologies Corp. (a)	10,763	120,653

	Number of Shares	Value
Heritage-Crystal Clean, Inc. (a)	2,131	$34,607
Pure Cycle Corp. (a)	2,743	30,585
Tetra Tech, Inc.	7,737	546,387
US Ecology, Inc.	3,418	103,907
		1,630,853
Hand & Machine Tools — 0.5%
Franklin Electric Co., Inc.	6,552	308,796
Hurco Cos., Inc.	918	26,714
Kennametal, Inc.	11,643	216,792
Luxfer Holdings PLC (b)	3,887	54,962
MSA Safety, Inc.	5,005	506,506
		1,113,770
Machinery – Construction & Mining — 0.2%
Argan, Inc.	2,086	72,113
Astec Industries, Inc.	3,167	110,750
Bloom Energy Corp. Class A (a) (b)	7,822	40,909
Hyster-Yale Materials Handling, Inc.	1,434	57,489
The Manitowoc Co., Inc. (a)	4,974	42,279
Terex Corp.	8,987	129,054
		452,594
Machinery – Diversified — 1.1%
Alamo Group, Inc.	1,380	122,516
Albany International Corp. Class A	4,342	205,507
Altra Industrial Motion Corp.	9,119	159,491
Applied Industrial Technologies, Inc.	5,433	248,397
Briggs & Stratton Corp.	5,861	10,608
Cactus, Inc. Class A	6,674	77,418
Chart Industries, Inc. (a)	5,108	148,030
Columbus McKinnon Corp.	3,264	81,600
CSW Industrials, Inc.	2,105	136,509
DXP Enterprises, Inc. (a)	2,306	28,272
Gencor Industries, Inc. (a)	1,288	13,524
The Gorman-Rupp Co.	2,497	77,931
Ichor Holdings Ltd. (a)	3,154	60,431
Kadant, Inc.	1,556	116,155
Lindsay Corp. (b)	1,531	140,209
Mueller Water Products, Inc. Class A	22,245	178,182
NN, Inc.	5,953	10,299
SPX FLOW, Inc. (a)	5,940	168,815
Tennant Co.	2,550	147,773
Twin Disc, Inc. (a) (b)	1,489	10,393
Welbilt, Inc. (a)	18,412	94,454
		2,236,514
Metal Fabricate & Hardware — 0.8%
Advanced Drainage Systems, Inc.	6,150	181,056
AZZ, Inc.	3,681	103,510
CIRCOR International, Inc. (a)	2,769	32,203

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
The Eastern Co.	764	$14,898
Helios Technologies, Inc.	4,152	157,444
Lawson Products, Inc. (a)	592	15,818
LB Foster Co. Class A (a)	1,418	17,526
Mayville Engineering Co., Inc. (a)	889	5,450
Mueller Industries, Inc.	7,861	188,192
Northwest Pipe Co. (a)	1,355	30,149
Olympic Steel, Inc.	1,318	13,641
Omega Flex, Inc.	411	34,688
Park-Ohio Holdings Corp.	1,233	23,353
RBC Bearings, Inc. (a)	3,438	387,772
Rexnord Corp.	15,085	341,977
Ryerson Holding Corp. (a)	2,299	12,231
Synalloy Corp. (a) (b)	1,179	10,293
TimkenSteel Corp. (a)	5,720	18,476
Tredegar Corp.	3,693	57,722
Worthington Industries, Inc.	5,482	143,902
		1,790,301
Miscellaneous - Manufacturing — 1.5%
American Outdoor Brands Corp. (a)	7,668	63,644
Axon Enterprise, Inc. (a)	8,269	585,197
Chase Corp.	1,037	85,335
Enerpac Tool Group Corp.	7,797	129,040
EnPro Industries, Inc.	2,916	115,415
ESCO Technologies, Inc.	3,623	275,022
Fabrinet (a)	5,169	282,020
Federal Signal Corp.	8,467	230,980
Haynes International, Inc.	1,763	36,335
Hillenbrand, Inc.	10,352	197,827
John Bean Technologies Corp.	4,422	328,422
LSB Industries, Inc. (a) (b)	3,199	6,718
Lydall, Inc. (a)	2,419	15,627
Materion Corp.	2,875	100,654
Myers Industries, Inc.	5,043	54,212
NL Industries, Inc.	1,160	3,457
Proto Labs, Inc. (a)	3,823	291,045
Raven Industries, Inc.	5,086	107,976
Standex International Corp.	1,750	85,785
Sturm, Ruger & Co., Inc.	2,370	120,657
Trinseo SA	5,568	100,836
		3,216,204
Packaging & Containers — 0.2%
Greif, Inc. Class A	3,667	114,007
Greif, Inc. Class B	854	34,211
Matthews International Corp. Class A	4,312	104,307
TriMas Corp. (a)	6,353	146,755

	Number of Shares	Value
UFP Technologies, Inc. (a)	956	$36,414
		435,694
Transportation — 1.4%
Air Transport Services Group, Inc. (a)	8,288	151,505
ArcBest Corp.	3,611	63,265
Ardmore Shipping Corp.	4,733	24,848
Atlas Air Worldwide Holdings, Inc. (a)	3,297	84,634
Costamare, Inc.	7,332	33,141
Covenant Transportation Group, Inc. Class A (a)	1,790	15,519
CryoPort, Inc. (a) (b)	4,469	76,286
Daseke, Inc. (a) (b)	6,511	9,115
DHT Holdings, Inc.	15,680	120,266
Diamond S Shipping, Inc. (a) (b)	3,829	45,220
Dorian LPG Ltd. (a)	3,844	33,481
Eagle Bulk Shipping, Inc. (a)	6,291	11,638
Echo Global Logistics, Inc. (a)	3,802	64,938
Forward Air Corp.	3,998	202,499
GasLog Ltd.	5,739	20,775
Genco Shipping & Trading Ltd.	2,155	13,835
Golar LNG Ltd. (b)	13,433	105,852
Heartland Express, Inc.	6,516	121,002
Hub Group, Inc. Class A (a)	4,582	208,343
International Seaways, Inc.	3,574	85,383
Marten Transport Ltd.	5,562	114,132
Matson, Inc.	6,026	184,516
Nordic American Tankers Ltd.	19,752	89,477
Overseas Shipholding Group, Inc. Class A (a)	9,168	20,811
PAM Transportation Services, Inc. (a)	271	8,333
Radiant Logistics, Inc. (a)	5,533	21,413
Roadrunner Transportation Systems, Inc. (a)	512	1,306
Safe Bulkers, Inc. (a)	7,230	8,604
Saia, Inc. (a)	3,677	270,407
Scorpio Bulkers, Inc. (b)	7,739	19,580
Scorpio Tankers, Inc. (b)	6,252	119,538
SEACOR Holdings, Inc. (a)	2,465	66,456
SFL Corp. Ltd.	11,519	109,085
Teekay Corp. (a)	9,736	30,766
Teekay Tankers Ltd. (a) (b)	3,374	75,038
Tidewater, Inc. (a) (b)	5,609	39,712
Universal Logistics Holdings, Inc.	1,130	14,803
US Xpress Enterprises, Inc. Class A (a) (b)	3,102	10,361
Werner Enterprises, Inc.	6,416	232,644
YRC Worldwide, Inc. (a) (b)	4,747	7,975
		2,936,502

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Trucking & Leasing — 0.2%
GATX Corp.	4,964	$310,548
General Finance Corp. (a)	1,661	10,365
The Greenbrier Cos., Inc.	4,553	80,770
Willis Lease Finance Corp. (a)	412	10,959
		412,642
		30,896,685
Technology — 10.6%
Computers — 2.8%
3D Systems Corp. (a) (b)	16,309	125,742
Agilysys, Inc. (a)	2,940	49,098
Conduent, Inc. (a)	24,587	60,238
Cubic Corp.	4,432	183,086
Diebold Nixdorf, Inc. (a) (b)	10,893	38,343
Exlservice Holdings, Inc. (a)	4,752	247,247
ForeScout Technologies, Inc. (a) (b)	6,126	193,520
Insight Enterprises, Inc. (a)	4,952	208,628
Inspired Entertainment, Inc. (a)	1,246	4,211
Lumentum Holdings, Inc. (a) (b)	10,605	781,588
MAXIMUS, Inc.	9,017	524,789
Mitek Systems, Inc. (a)	5,641	44,451
MTS Systems Corp.	2,749	61,853
NetScout Systems, Inc. (a)	10,049	237,860
Onespan, Inc. (a)	4,645	84,307
PAR Technology Corp. (a)	1,643	21,129
Parsons Corp. (a)	2,725	87,091
Perspecta, Inc.	19,832	361,736
Ping Identity Holding Corp. (a)	1,954	39,119
PlayAGS, Inc. (a)	3,860	10,229
Qualys, Inc. (a)	4,772	415,116
Rapid7, Inc. (a)	6,987	302,747
Rimini Street, Inc. (a)	2,884	11,796
Science Applications International Corp.	8,205	612,339
SecureWorks Corp. Class A (a)	1,168	13,444
Startek, Inc. (a)	2,354	8,851
Stratasys Ltd. (a) (b)	7,290	116,276
Sykes Enterprises, Inc. (a)	5,418	146,936
Tenable Holdings, Inc. (a)	5,347	116,885
TTEC Holdings, Inc.	2,457	90,221
Unisys Corp. (a)	7,222	89,192
Varonis Systems, Inc. (a) (b)	4,254	270,852
Virtusa Corp. (a)	4,068	115,531
Vocera Communications, Inc. (a)	4,415	93,775
		5,768,226
Office & Business Equipment — 0.0%
AstroNova, Inc.	983	7,628

	Number of Shares	Value
Pitney Bowes, Inc. (b)	24,290	$49,552
		57,180
Semiconductors — 2.8%
Adesto Technologies Corp. (a) (b)	3,831	42,869
Alpha & Omega Semiconductor Ltd. (a)	2,885	18,493
Ambarella, Inc. (a)	4,588	222,793
Amkor Technology, Inc. (a)	13,925	108,476
Axcelis Technologies, Inc. (a)	4,576	83,787
AXT, Inc. (a)	5,480	17,591
Brooks Automation, Inc.	10,268	313,174
Cabot Microelectronics Corp.	4,111	469,229
CEVA, Inc. (a)	3,080	76,784
Cirrus Logic, Inc. (a)	8,260	542,104
Cohu, Inc.	5,712	70,715
CTS Corp.	4,609	114,718
Diodes, Inc. (a)	5,889	239,299
DSP Group, Inc. (a)	3,136	42,022
FormFactor, Inc. (a)	10,698	214,923
GSI Technology, Inc. (a)	2,283	15,890
Impinj, Inc. (a)	2,382	39,803
Inphi Corp. (a)	6,373	504,550
Lattice Semiconductor Corp. (a)	17,884	318,693
MACOM Technology Solutions Holdings, Inc. (a) (b)	6,516	123,348
MaxLinear, Inc. (a)	9,379	109,453
Onto Innovation, Inc. (a)	6,823	202,438
Photronics, Inc. (a)	9,020	92,545
Power Integrations, Inc.	4,014	354,557
Rambus, Inc. (a)	15,659	173,815
Semtech Corp. (a)	9,344	350,400
Silicon Laboratories, Inc. (a)	6,095	520,574
SiTime Corp. (a)	696	15,152
Synaptics, Inc. (a)	4,854	280,901
Ultra Clean Holdings, Inc. (a)	5,602	77,308
Veeco Instruments, Inc. (a)	6,843	65,487
Xperi Corp.	6,985	97,161
		5,919,052
Software — 5.0%
1Life Healthcare, Inc. (a)	2,735	49,640
ACI Worldwide, Inc. (a)	16,326	394,273
Allscripts Healthcare Solutions, Inc. (a) (b)	22,939	161,491
Altair Engineering, Inc. Class A (a) (b)	5,670	150,255
American Software, Inc. Class A	4,205	59,753
Appfolio, Inc. Class A (a) (b)	2,227	247,086
Appian Corp. (a) (b)	4,829	194,271
Avaya Holdings Corp. (a) (b)	13,532	109,474
Avid Technology, Inc. (a)	4,017	27,034

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Bandwidth, Inc. Class A (a)	2,278	$153,287
Benefitfocus, Inc. (a) (b)	4,213	37,538
Blackbaud, Inc.	6,928	384,850
Blackline, Inc. (a)	6,129	322,447
Bottomline Technologies de, Inc. (a)	6,141	225,068
Box, Inc. Class A (a)	20,753	291,372
Brightcove, Inc. (a)	5,621	39,178
Castlight Health, Inc. Class B (a)	14,489	10,477
Cloudera, Inc. (a) (b)	35,052	275,859
CommVault Systems, Inc. (a)	5,922	239,722
Computer Programs & Systems, Inc.	1,800	40,050
Cornerstone OnDemand, Inc. (a)	8,078	256,476
CSG Systems International, Inc.	4,662	195,105
Daily Journal Corp. (a) (b)	161	36,756
Digi International, Inc. (a)	4,052	38,656
Digital Turbine, Inc. (a)	11,128	47,962
Domo, Inc. Class B (a)	2,537	25,218
Donnelley Financial Solutions, Inc. (a)	4,422	23,304
Ebix, Inc. (b)	3,300	50,094
eGain Corp. (a)	2,924	21,433
Envestnet, Inc. (a)	6,843	368,016
Everbridge, Inc. (a) (b)	4,713	501,275
Evolent Health, Inc. Class A (a) (b)	10,506	57,048
Exela Technologies, Inc. (a) (b)	7,133	1,462
Five9, Inc. (a)	8,480	648,381
Glu Mobile, Inc. (a)	16,422	103,294
GTY Technology Holdings, Inc. (a) (b)	5,660	25,583
Health Catalyst, Inc. (a)	2,690	70,343
Ideanomics, Inc. (a)	14,631	19,605
Immersion Corp. (a) (b)	4,428	23,734
InnerWorkings, Inc. (a)	6,330	7,406
Inovalon Holdings, Inc. Class A (a)	10,316	171,864
Intelligent Systems Corp. (a) (b)	966	32,834
j2 Global, Inc.	6,631	496,330
LivePerson, Inc. (a) (b)	8,804	200,291
Majesco (a)	1,069	5,837
ManTech International Corp. Class A	3,796	275,855
MicroStrategy, Inc. Class A (a)	1,154	136,287
MobileIron, Inc. (a) (b)	13,996	53,185
Model N, Inc. (a)	4,727	104,987
NextGen Healthcare, Inc. (a)	7,772	81,140
Omnicell, Inc. (a)	5,873	385,151
Pareteum Corp. (a) (b)	18,334	7,554
PDF Solutions, Inc. (a)	4,019	47,103
Phreesia, Inc. (a)	3,861	81,197
Phunware, Inc. (a)	4,532	3,059
Progress Software Corp.	6,390	204,480
PROS Holdings, Inc. (a)	4,727	146,679

	Number of Shares	Value
QAD, Inc. Class A	1,627	$64,966
SailPoint Technologies Holding, Inc. (a)	12,158	185,045
Schrodinger, Inc. /United States (a)	1,955	84,300
Simulations Plus, Inc.	1,692	59,085
Sprout Social, Inc. Class A (a)	1,354	21,610
SPS Commerce, Inc. (a)	4,960	230,690
SVMK, Inc. (a)	12,310	166,308
Synchronoss Technologies, Inc. (a)	5,517	16,827
Tabula Rasa HealthCare, Inc. (a) (b)	2,765	144,582
TiVo Corp.	17,633	124,842
Upland Software, Inc. (a) (b)	3,246	87,058
Verint Systems, Inc. (a)	9,417	404,931
Verra Mobility Corp. (a) (b)	18,085	129,127
Workiva, Inc. (a)	5,210	168,439
Yext, Inc. (a) (b)	13,650	139,093
Zuora, Inc. Class A (a)	12,543	100,971
		10,495,983
		22,240,441
Utilities — 4.3%
Electric — 2.3%
ALLETE, Inc.	7,348	445,877
Ameresco, Inc. Class A (a)	3,183	54,206
Atlantic Power Corp. (a)	15,162	32,447
Avista Corp.	9,438	401,021
Black Hills Corp.	8,657	554,308
Charah Solutions, Inc. (a)	1,277	2,184
Clearway Energy, Inc. Class A	4,945	84,906
Clearway Energy, Inc. Class C	11,222	210,974
El Paso Electric Co.	5,754	391,042
Genie Energy Ltd. Class B	2,013	14,453
MGE Energy, Inc.	4,948	323,945
NorthWestern Corp.	7,181	429,639
Ormat Technologies, Inc.	5,626	380,655
Otter Tail Corp.	5,588	248,442
PNM Resources, Inc.	11,272	428,336
Portland General Electric Co.	12,724	609,988
Spark Energy, Inc. Class A (b)	1,677	10,515
Unitil Corp.	2,065	108,041
		4,730,979
Gas — 1.4%
Chesapeake Utilities Corp.	2,264	194,047
New Jersey Resources Corp.	13,486	458,119
Northwest Natural Holding Co.	4,289	264,846
ONE Gas, Inc.	7,406	619,290
RGC Resources, Inc.	1,064	30,782
South Jersey Industries, Inc. (b)	13,131	328,275
Southwest Gas Holdings, Inc.	7,699	535,542

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Spire, Inc.	7,048	$524,935
		2,955,836
Water — 0.6%
American States Water Co.	5,198	424,885
Artesian Resources Corp. Class A	1,134	42,389
California Water Service Group	6,814	342,881
Consolidated Water Co. Ltd.	2,042	33,489
Global Water Resources, Inc.	1,749	17,822
Middlesex Water Co.	2,404	144,528
PICO Holdings, Inc. (a)	2,548	19,823
SJW Group	3,730	215,482
The York Water Co.	1,830	79,532
		1,320,831
		9,007,646

TOTAL COMMON STOCK (Cost $261,670,685)		205,892,419

TOTAL EQUITIES (Cost $261,670,685)		205,892,419

WARRANTS — 0.0%
Consumer, Non-cyclical — 0.0%
Pharmaceuticals — 0.0%
GTx, Inc. CVR (a) (b) (c) (d)	111	—

TOTAL WARRANTS (Cost $228)		—

RIGHTS — 0.0%
Consumer, Non-cyclical — 0.0%
Biotechnology — 0.0%
Tobira Therapeutics, Inc. CVR (a) (c) (d)	1,376	10,471
Pharmaceuticals — 0.0%
Omthera Pharmaceuticals, Inc. CVR (a) (c) (d)	428	—
		10,471

TOTAL RIGHTS (Cost $83)		10,471

	Number of Shares	Value

MUTUAL FUNDS — 2.8%
Diversified Financial Services — 2.8%
State Street Navigator Securities Lending Prime Portfolio (e)	5,812,278	$5,812,278

TOTAL MUTUAL FUNDS (Cost $5,812,278)		5,812,278

TOTAL LONG-TERM INVESTMENTS (Cost $267,483,274)		211,715,168

	Principal Amount
SHORT-TERM INVESTMENTS — 3.1%
Repurchase Agreement — 2.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%, due 4/01/20 (f)	$5,984,289	5,984,289
U.S. Treasury Bill — 0.3%
U.S. Treasury Bill (g)	535,000	534,876

TOTAL SHORT-TERM INVESTMENTS (Cost $6,516,973)		6,519,165

TOTAL INVESTMENTS — 103.8% (Cost $274,000,247) (h)		218,234,333

Other Assets/(Liabilities) — (3.8)%		(7,975,303)

NET ASSETS — 100.0%		$210,259,030

Abbreviation Legend

CVR	Contingent Value Rights

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $29,779,481 or 14.16% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $25,347,234 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Investment was valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2020, these securities amounted to a value of $10,471 or 0.00% of net assets.

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

(e)	Represents investment of security lending cash collateral. (Note 2).
(f)

Maturity value of $5,984,289. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 7/15/22, and an aggregate market value, including accrued interest, of $6,104,798.

(g)	A portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(h)	See Note 6 for aggregate cost for federal tax purposes.

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
Russell 2000 E Mini index	6/19/20	133	$7,264,334	$367,206

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Fund — Portfolio of Investments
March 31, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.7%
COMMON STOCK — 94.5%
Basic Materials — 2.4%
Chemicals — 2.0%
Air Products & Chemicals, Inc.	139,000	$27,745,790
FMC Corp.	498,587	40,729,572
RPM International, Inc.	652,000	38,794,000
The Sherwin-Williams Co.	56,431	25,931,173
		133,200,535
Mining — 0.4%
Kirkland Lake Gold Ltd.	882,000	26,107,200
		159,307,735
Communications — 2.7%
Internet — 2.0%
Chewy, Inc. Class A (a) (b)	80,000	2,999,200
IAC/InterActiveCorp (a)	427,000	76,531,210
Spotify Technology SA (a)	233,000	28,295,520
Twitter, Inc. (a)	1,090,846	26,791,178
		134,617,108
Telecommunications — 0.7%
Corning, Inc.	2,128,000	43,709,120
		178,326,228
Consumer, Cyclical — 13.3%
Airlines — 0.3%
Alaska Air Group, Inc.	272,000	7,743,840
United Airlines Holdings, Inc. (a)	417,000	13,156,350
		20,900,190
Apparel — 0.6%
Levi Strauss & Co. Class A (b)	426,000	5,295,180
Tapestry, Inc.	1,106,000	14,322,700
VF Corp.	371,000	20,063,680
		39,681,560
Auto Parts & Equipment — 0.2%
Visteon Corp. (a) (b)	255,000	12,234,900
Automotive & Parts — 0.5%
Aptiv PLC	644,000	31,710,560
Entertainment — 1.1%
Eldorado Resorts, Inc. (a) (b)	1,264,387	18,207,173
Live Nation Entertainment, Inc. (a)	540,801	24,584,813
Vail Resorts, Inc.	242,000	35,745,820
		78,537,806
Leisure Time — 0.1%
Norwegian Cruise Line Holdings Ltd. (a)	617,000	6,762,320
Lodging — 1.4%
Hilton Worldwide Holdings, Inc.	566,000	38,623,840

	Number of Shares	Value
Marriott International, Inc. Class A	269,000	$20,123,890
MGM Resorts International	2,814,000	33,205,200
		91,952,930
Retail — 8.9%
Advance Auto Parts, Inc.	90,108	8,408,879
Burlington Stores, Inc. (a)	513,725	81,404,864
CarMax, Inc. (a) (b)	229,000	12,327,070
Casey’s General Stores, Inc.	414,599	54,930,222
Chipotle Mexican Grill, Inc. (a)	36,000	23,558,400
Darden Restaurants, Inc.	211,150	11,499,229
Dollar General Corp.	966,228	145,910,090
Dollar Tree, Inc. (a)	538,000	39,526,860
Domino’s Pizza, Inc.	54,634	17,705,240
Dunkin’ Brands Group, Inc.	518,000	27,505,800
Five Below, Inc. (a)	108,000	7,601,040
Floor & Decor Holdings, Inc. Class A (a)	350,198	11,237,854
Lululemon Athletica, Inc. (a)	92,842	17,598,201
O’Reilly Automotive, Inc. (a)	235,124	70,784,080
Ross Stores, Inc.	157,763	13,720,648
Tiffany & Co.	185,000	23,957,500
Ulta Beauty, Inc. (a)	82,000	14,407,400
Yum! Brands, Inc.	193,006	13,226,701
		595,310,078
Toys, Games & Hobbies — 0.2%
Mattel, Inc. (a) (b)	1,465,684	12,912,676
		890,003,020
Consumer, Non-cyclical — 31.3%
Biotechnology — 4.0%
ACADIA Pharmaceuticals, Inc. (a) (b)	384,932	16,263,377
Alnylam Pharmaceuticals, Inc. (a)	236,000	25,688,600
Amarin Corp. PLC Sponsored ADR (a) (b)	474,000	1,896,000
Argenx SE ADR (a)	113,000	14,885,490
Ascendis Pharma A/S ADR (a) (b)	81,000	9,121,410
BioMarin Pharmaceutical, Inc. (a)	245,709	20,762,411
Exact Sciences Corp. (a) (b)	561,280	32,554,240
Illumina, Inc. (a)	27,311	7,459,180
Incyte Corp. (a)	736,199	53,911,853
Ionis Pharmaceuticals, Inc. (a)	160,000	7,564,800
Seattle Genetics, Inc. (a)	650,377	75,040,498
		265,147,859
Commercial Services — 11.0%
Booz Allen Hamilton Holding Corp.	313,407	21,512,256
Bright Horizons Family Solutions, Inc. (a)	115,475	11,778,450
Cintas Corp.	139,754	24,208,188

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Clarivate Analytics PLC (a)	1,870,000	$38,802,500
CoreLogic, Inc.	1,097,000	33,502,380
CoStar Group, Inc. (a)	74,000	43,453,540
Equifax, Inc.	330,000	39,418,500
FleetCor Technologies, Inc. (a)	241,000	44,956,140
Gartner, Inc. (a)	190,000	18,918,300
Global Payments, Inc.	857,732	123,710,686
IHS Markit Ltd.	1,235,987	74,159,220
MarketAxess Holdings, Inc.	70,000	23,279,900
Moody’s Corp.	158,381	33,497,582
Quanta Services, Inc.	550,029	17,452,420
ServiceMaster Global Holdings, Inc. (a)	1,226,000	33,102,000
Square, Inc. Class A (a)	623,387	32,653,011
TransUnion	789,000	52,216,020
Verisk Analytics, Inc.	404,000	56,309,520
Wework Companies, Inc., Class A (Acquired 5/26/15, Cost $240,273) (a) (c) (d) (e)	16,955	61,038
WEX, Inc. (a)	156,000	16,309,800
		739,301,451
Foods — 0.8%
Conagra Brands, Inc.	264,000	7,745,760
Sprouts Farmers Market, Inc. (a)	1,057,000	19,649,630
TreeHouse Foods, Inc. (a)	649,000	28,653,350
		56,048,740
Health Care – Products — 9.9%
Alcon, Inc. (a) (b)	850,391	43,216,871
Avantor, Inc. (a)	2,151,000	26,865,990
Bruker Corp.	1,748,000	62,683,280
The Cooper Cos., Inc.	441,367	121,671,641
Edwards Lifesciences Corp. (a)	71,393	13,466,148
Hologic, Inc. (a)	2,510,000	88,101,000
ICU Medical, Inc. (a)	148,000	29,861,960
IDEXX Laboratories, Inc. (a)	119,456	28,937,022
Insulet Corp. (a)	120,790	20,012,487
ResMed, Inc.	144,601	21,298,281
Steris PLC	85,569	11,977,093
Teleflex, Inc.	543,934	159,296,511
Varian Medical Systems, Inc. (a)	74,696	7,668,291
West Pharmaceutical Services, Inc.	184,000	28,014,000
		663,070,575
Health Care – Services — 1.8%
Acadia Healthcare Co., Inc. (a)	959,000	17,597,650
Catalent, Inc. (a)	1,487,000	77,249,650
Humana, Inc.	43,907	13,787,676
Molina Healthcare, Inc. (a)	63,933	8,932,079

	Number of Shares	Value
PPD, Inc. (a) (b)	255,000	$4,541,550
		122,108,605
Household Products — 0.2%
Reynolds Consumer Products, Inc.	540,000	15,751,800
Household Products & Wares — 0.6%
Avery Dennison Corp.	372,000	37,895,640
Pharmaceuticals — 3.0%
Alkermes PLC (a)	1,380,000	19,899,600
DexCom, Inc. (a)	83,243	22,414,843
Elanco Animal Health, Inc. (a)	1,826,000	40,884,140
Neurocrine Biosciences, Inc. (a)	278,000	24,060,900
Perrigo Co. PLC	929,000	44,675,610
PRA Health Sciences, Inc. (a)	557,000	46,253,280
		198,188,373
		2,097,513,043
Energy — 1.0%
Oil & Gas — 1.0%
Concho Resources, Inc.	926,000	39,679,100
Continental Resources, Inc. (b)	680,000	5,195,200
Pioneer Natural Resources Co.	262,000	18,379,300
Venture Global LNG, Inc., Series B (Acquired 3/08/18, Cost $652,320) (a) (c) (d) (e)	216	831,168
Venture Global LNG, Inc., Series C (Acquired 10/16/17-3/08/18, Cost $4,872,708) (a) (c) (d) (e)	1,328	5,110,144
		69,194,912
		69,194,912
Financial — 7.8%
Banks — 0.7%
Fifth Third Bancorp	755,000	11,211,750
Pinnacle Financial Partners, Inc.	157,382	5,908,120
Texas Capital Bancshares, Inc. (a)	104,618	2,319,381
Webster Financial Corp.	1,216,433	27,856,316
		47,295,567
Diversified Financial Services — 1.9%
Cboe Global Markets, Inc.	430,000	38,377,500
E*TRADE Financial Corp.	139,000	4,770,480
LPL Financial Holdings, Inc.	168,695	9,182,069
Nasdaq, Inc.	251,942	23,921,893
Raymond James Financial, Inc.	188,000	11,881,600
SLM Corp. (b)	1,412,000	10,152,280
Tradeweb Markets, Inc. Class A	660,000	27,746,400
		126,032,222
Insurance — 3.4%
Aon PLC	318,364	52,542,795
Assurant, Inc.	371,000	38,617,390
Axis Capital Holdings Ltd.	646,000	24,967,900

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Fidelity National Financial, Inc.	771,000	$19,182,480
The Progressive Corp.	221,000	16,318,640
Willis Towers Watson PLC	464,000	78,810,400
		230,439,605
Private Equity — 1.0%
KKR & Co., Inc. Class A	2,703,454	63,450,065
Real Estate Investment Trusts (REITS) — 0.8%
Brixmor Property Group, Inc.	704,612	6,693,814
SBA Communications Corp.	168,405	45,464,298
		52,158,112
		519,375,571
Industrial — 18.6%
Aerospace & Defense — 1.4%
L3 Harris Technologies, Inc.	534,789	96,326,195
Building Materials — 0.8%
Martin Marietta Materials, Inc.	73,000	13,813,790
Masco Corp.	241,179	8,337,558
Owens Corning	230,257	8,936,274
Vulcan Materials Co.	195,132	21,087,916
		52,175,538
Electronics — 6.0%
Agilent Technologies, Inc.	1,345,477	96,363,063
Allegion PLC	127,000	11,686,540
Amphenol Corp. Class A	287,012	20,917,434
FLIR Systems, Inc.	422,000	13,457,580
Fortive Corp.	832,000	45,918,080
Keysight Technologies, Inc. (a)	789,000	66,023,520
National Instruments Corp.	1,005,000	33,245,400
Roper Technologies, Inc.	217,779	67,905,670
Sensata Technologies Holding PLC (a)	1,577,000	45,622,610
		401,139,897
Engineering & Construction — 0.5%
Jacobs Engineering Group, Inc.	165,026	13,081,611
KBR, Inc.	1,132,053	23,410,856
		36,492,467
Environmental Controls — 1.0%
Stericycle, Inc. (a) (b)	373,092	18,124,809
Waste Connections, Inc.	634,694	49,188,785
		67,313,594
Hand & Machine Tools — 0.5%
Colfax Corp. (a)	1,529,000	30,274,200
Machinery – Construction & Mining — 0.7%
BWX Technologies, Inc.	1,006,216	49,012,781
Machinery – Diversified — 2.8%
Cognex Corp.	227,000	9,583,940
IDEX Corp.	476,000	65,740,360

	Number of Shares	Value
Ingersoll Rand, Inc. (a)	2,451,250	$60,791,000
Rockwell Automation, Inc.	157,286	23,736,030
Xylem, Inc.	369,984	24,097,058
		183,948,388
Miscellaneous - Manufacturing — 0.8%
Textron, Inc.	2,093,000	55,820,310
Packaging & Containers — 2.7%
Ball Corp.	2,308,598	149,273,947
Packaging Corp. of America	95,000	8,248,850
Sealed Air Corp.	1,010,000	24,957,100
		182,479,897
Transportation — 1.4%
J.B. Hunt Transport Services, Inc.	603,000	55,614,690
Kirby Corp. (a)	268,237	11,660,262
Knight-Swift Transportation Holdings, Inc.	777,430	25,499,704
		92,774,656
		1,247,757,923
Technology — 16.1%
Computers — 0.8%
Genpact Ltd.	774,911	22,627,401
Leidos Holdings, Inc.	371,471	34,045,317
		56,672,718
Semiconductors — 6.9%
Advanced Micro Devices, Inc. (a)	808,470	36,769,215
Cree, Inc. (a)	262,478	9,307,470
Entegris, Inc.	575,000	25,742,750
KLA Corp.	84,509	12,147,324
Lam Research Corp.	169,244	40,618,560
Marvell Technology Group Ltd. (b)	3,470,076	78,527,820
Maxim Integrated Products, Inc.	740,000	35,971,400
Microchip Technology, Inc. (b)	1,551,976	105,223,973
Monolithic Power Systems, Inc.	80,799	13,530,600
Skyworks Solutions, Inc.	463,000	41,382,940
Xilinx, Inc.	757,284	59,022,715
		458,244,767
Software — 8.4%
Atlassian Corp. PLC Class A (a)	394,456	54,143,032
Autodesk, Inc. (a)	120,620	18,828,782
Black Knight, Inc. (a)	508,000	29,494,480
Ceridian HCM Holding, Inc. (a) (b)	743,000	37,202,010
Coupa Software, Inc. (a)	109,143	15,250,551
DocuSign, Inc. (a)	653,000	60,337,200
Electronic Arts, Inc. (a)	247,340	24,776,048
Fidelity National Information Services, Inc.	47,000	5,717,080
Fiserv, Inc. (a)	650,000	61,743,500

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Five9, Inc. (a)	206,729	$15,806,499
Guidewire Software, Inc. (a) (b)	113,728	9,019,768
MongoDB, Inc. (a) (b)	129,078	17,624,310
MSCI, Inc.	26,712	7,718,700
RingCentral, Inc. Class A (a) (b)	117,461	24,891,160
Slack Technologies, Inc. Class A (a) (b)	471,000	12,641,640
Splunk, Inc. (a)	561,965	70,936,842
SS&C Technologies Holdings, Inc	331,000	14,504,420
Veeva Systems, Inc. Class A (a)	297,000	46,441,890
Workday, Inc. Class A (a)	277,000	36,070,940
		563,148,852
		1,078,066,337
Utilities — 1.3%
Electric — 1.0%
Eversource Energy	204,000	15,954,840
Sempra Energy	420,000	47,455,800
		63,410,640
Gas — 0.3%
Atmos Energy Corp.	209,000	20,739,070
		84,149,710

TOTAL COMMON STOCK (Cost $6,536,275,549)		6,323,694,479

PREFERRED STOCK — 0.2%
Communications — 0.1%
Internet — 0.1%
Roofoods, Ltd., Series F (Acquired 9/12/17, Cost $5,955,543) (a) (c) (d) (e)	16,844	4,844,351
Roofoods, Ltd., Series G (Acquired 9/12/17, Cost $5,955,543) (a) (c) (d) (e)	630	194,826
		5,039,177
Consumer, Cyclical — 0.1%
Auto Manufacturers — 0.1%
Rivian Automotive, Inc., Series D (Acquired 12/23/19, Cost $11,560,694) (a) (c) (d) (e)	1,076,014	11,560,694
Consumer, Non-cyclical — 0.0%
Commercial Services — 0.0%
Wework Companies, Inc., Series D-1 (Acquired 12/09/14, Cost $1,394,302) (a) (c) (d) (e)	83,736	301,450

	Number of Shares	Value
Wework Companies, Inc., Series D-2 (Acquired 12/09/14, Cost $1,095,513) (a) (c) (d) (e)	65,792	$236,851
		538,301

TOTAL PREFERRED STOCK (Cost $20,269,329)		17,138,172

TOTAL EQUITIES (Cost $6,556,544,878)		6,340,832,651

MUTUAL FUNDS — 0.3%
Diversified Financial Services — 0.3%
State Street Navigator Securities Lending Prime Portfolio (f)	20,752,167	20,752,167

TOTAL MUTUAL FUNDS (Cost $20,752,167)		20,752,167

TOTAL LONG-TERM INVESTMENTS (Cost $6,577,297,045)		6,361,584,818

SHORT-TERM INVESTMENTS — 4.6%
Mutual Fund — 2.3%
T. Rowe Price Treasury Reserve Fund	153,623,277	153,623,277

	Principal Amount
Repurchase Agreement — 2.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%, due 4/01/20 (g)	$151,793,654	151,793,654

TOTAL SHORT-TERM INVESTMENTS (Cost $305,416,931)		305,416,931

TOTAL INVESTMENTS — 99.6% (Cost $6,882,713,976) (h)		6,667,001,749

Other Assets/(Liabilities) — 0.4%		25,097,175

NET ASSETS — 100.0%		$6,692,098,924

Abbreviation Legend

ADR	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $218,083,438 or 3.26% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $208,127,771 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Investment was valued using significant unobservable inputs.
(d)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2020, these securities amounted to a value of $23,140,522 or 0.35% of net assets.

(e)

Restricted security. Certain securities are restricted as to resale. At March 31, 2020, these securities amounted to a value of $23,140,522 or 0.35% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(f)	Represents investment of security lending cash collateral. (Note 2).
(g)

Maturity value of $151,793,654. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 7/15/22, and an aggregate market value, including accrued interest, of $154,831,389.

(h)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund — Portfolio of Investments
March 31, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.8%
COMMON STOCK — 97.5%
Basic Materials — 0.4%
Chemicals — 0.2%
Ingevity Corp. (a)	10,467	$368,438
Methanex Corp. (b)	33,877	412,283
Orion Engineered Carbons SA	26,428	197,153
		977,874
Iron & Steel — 0.2%
Carpenter Technology Corp.	39,833	776,744
		1,754,618
Communications — 5.6%
Advertising — 0.7%
The Trade Desk, Inc. Class A (a) (b)	13,745	2,652,785
Internet — 3.0%
Anaplan, Inc. (a)	35,693	1,080,070
Cardlytics, Inc. (a) (b)	17,104	597,956
DraftKings, Inc. (Acquired 8/22/17, Cost $1,072,661) (a) (c) (d) (e)	281,739	1,118,222
Etsy, Inc. (a)	29,474	1,132,981
Mimecast Ltd. (a)	81,979	2,893,859
Proofpoint, Inc. (a)	14,339	1,471,038
Q2 Holdings, Inc. (a) (b)	34,470	2,035,798
Roku, Inc. (a) (b)	20,101	1,758,435
Veracode, Inc. (Escrow Shares) (Acquired 8/26/14, Cost $57,059) (a) (c) (d) (e)	30,294	16,480
		12,104,839
Media — 1.3%
Cable One, Inc.	2,393	3,934,116
The New York Times Co. Class A (b)	49,238	1,512,099
		5,446,215
Telecommunications — 0.6%
Ciena Corp. (a)	42,661	1,698,335
PagerDuty, Inc. (a) (b)	40,405	698,198
		2,396,533
		22,600,372
Consumer, Cyclical — 12.0%
Apparel — 1.3%
Carter’s, Inc. (b)	23,127	1,520,138
Deckers Outdoor Corp. (a)	11,185	1,498,790
Skechers U.S.A., Inc. Class A (a)	42,319	1,004,653
Steven Madden Ltd.	48,864	1,135,111
		5,158,692
Distribution & Wholesale — 1.2%
Pool Corp.	20,507	4,035,162

	Number of Shares	Value
SiteOne Landscape Supply, Inc. (a) (b)	13,235	$974,361
		5,009,523
Entertainment — 0.5%
Churchill Downs, Inc.	10,490	1,079,945
Cinemark Holdings, Inc. (b)	74,856	762,783
Marriott Vacations Worldwide Corp.	2,170	120,609
		1,963,337
Home Builders — 1.2%
Cavco Industries, Inc. (a)	10,352	1,500,419
Installed Building Products, Inc. (a)	15,523	618,902
KB Home	30,010	543,181
Skyline Champion Corp. (a)	150,358	2,357,613
		5,020,115
Leisure Time — 2.4%
Acushnet Holdings Corp.	102,139	2,627,015
BRP, Inc.	33,547	547,317
Lindblad Expeditions Holdings, Inc. (a)	10,616	44,269
Malibu Boats, Inc. Class A (a)	25,693	739,701
Peloton Interactive, Inc. Class A (a)	55,071	1,462,135
Planet Fitness, Inc. Class A (a)	57,697	2,809,844
YETI Holdings, Inc. (a)	79,125	1,544,520
		9,774,801
Lodging — 0.3%
Choice Hotels International, Inc. (b)	18,916	1,158,605
Retail — 5.1%
BMC Stock Holdings, Inc. (a)	63,985	1,134,454
Boot Barn Holdings, Inc. (a) (b)	87,876	1,136,237
Casey’s General Stores, Inc.	6,049	801,432
The Cheesecake Factory, Inc. (b)	38,730	661,508
FirstCash, Inc.	19,697	1,413,063
Five Below, Inc. (a)	32,713	2,302,341
Floor & Decor Holdings, Inc. Class A (a)	24,712	793,008
Freshpet, Inc. (a)	57,478	3,671,120
La-Z-Boy, Inc.	54,172	1,113,235
Nu Skin Enterprises, Inc. Class A	39,595	865,151
Ollie’s Bargain Outlet Holdings, Inc. (a) (b)	27,191	1,260,031
Rush Enterprises, Inc. Class A	67,543	2,155,972
Wingstop, Inc.	39,425	3,142,172
		20,449,724
		48,534,797
Consumer, Non-cyclical — 32.3%
Beverages — 0.5%
The Boston Beer Co., Inc. Class A (a) (b)	5,305	1,949,906

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Biotechnology — 5.4%
ACADIA Pharmaceuticals, Inc. (a) (b)	30,125	$1,272,781
Acceleron Pharma, Inc. (a) (b)	17,277	1,552,684
Amicus Therapeutics, Inc. (a) (b)	189,352	1,749,613
Apellis Pharmaceuticals, Inc. (a)	67,567	1,810,120
Arena Pharmaceuticals, Inc. (a)	43,141	1,811,922
Ascendis Pharma A/S ADR (a) (b)	6,707	755,275
Biohaven Pharmaceutical Holding Co. Ltd. (a)	17,800	605,734
Blueprint Medicines Corp. (a)	23,258	1,360,128
CRISPR Therapeutics AG (a)	11,647	493,949
Dicerna Pharmaceuticals, Inc. (a)	42,200	775,214
Epizyme, Inc. (a) (b)	38,813	601,990
ImmunoGen, Inc. (a)	177,531	605,381
Iovance Biotherapeutics, Inc. (a)	31,957	956,633
Karyopharm Therapeutics, Inc. (a)	34,695	666,491
Mirati Therapeutics, Inc. (a) (b)	14,194	1,091,093
NeoGenomics, Inc. (a)	42,881	1,183,944
PTC Therapeutics, Inc. (a)	17,771	792,764
RAPT Therapeutics, Inc. (a)	16,282	346,318
Theravance Biopharma, Inc. (a) (b)	31,808	735,083
Veracyte, Inc. (a) (b)	46,286	1,125,213
Y-mAbs Therapeutics, Inc. (a)	62,814	1,639,445
		21,931,775
Commercial Services — 5.9%
Avalara, Inc. (a)	31,609	2,358,031
Bright Horizons Family Solutions, Inc. (a)	23,732	2,420,664
The Brink’s Co.	15,579	810,887
Cardtronics PLC Class A (a)	50,897	1,064,765
Chegg, Inc. (a) (b)	74,656	2,671,192
Euronet Worldwide, Inc. (a)	10,997	942,663
Grand Canyon Education, Inc. (a)	9,586	731,268
HealthEquity, Inc. (a)	22,863	1,156,639
HMS Holdings Corp. (a)	47,755	1,206,769
Liveramp Holdings, Inc. (a)	44,473	1,464,051
Monro, Inc. (b)	22,377	980,336
Paylocity Holding Corp. (a)	26,299	2,322,728
Strategic Education, Inc.	22,272	3,112,735
TriNet Group, Inc. (a)	67,245	2,532,447
		23,775,175
Foods — 1.5%
Grocery Outlet Holding Corp. (a)	32,218	1,106,366
Performance Food Group Co. (a)	68,699	1,698,239
Sanderson Farms, Inc. (b)	20,496	2,527,567
The Simply Good Foods Co. (a)	40,874	787,233
		6,119,405

	Number of Shares	Value
Health Care – Products — 11.3%
10X Genomics, Inc. Class A (a)	7,463	$465,094
ABIOMED, Inc. (a)	5,180	751,929
Avanos Medical, Inc. (a)	27,658	744,830
Bio-Techne Corp.	8,055	1,527,389
CareDx, Inc. (a) (b)	48,837	1,066,112
Globus Medical, Inc. Class A (a)	71,033	3,021,033
Haemonetics Corp. (a)	46,636	4,647,744
Hill-Rom Holdings, Inc.	11,939	1,201,063
Inspire Medical Systems, Inc. (a) (b)	30,413	1,833,296
Insulet Corp. (a)	41,417	6,861,969
iRhythm Technologies, Inc. (a)	30,690	2,496,631
Masimo Corp. (a)	26,427	4,680,750
NanoString Technologies, Inc. (a) (b)	14,000	336,700
Novocure Ltd. (a)	39,337	2,648,954
Penumbra, Inc. (a) (b)	9,260	1,493,916
Quidel Corp. (a)	21,782	2,130,497
Repligen Corp. (a)	45,236	4,367,083
Silk Road Medical, Inc. (a)	19,593	616,788
Tandem Diabetes Care, Inc. (a)	71,476	4,599,481
		45,491,259
Health Care – Services — 4.9%
Acadia Healthcare Co., Inc. (a) (b)	40,300	739,505
Addus HomeCare Corp. (a)	19,647	1,328,137
Amedisys, Inc. (a)	39,289	7,211,103
LHC Group, Inc. (a)	14,442	2,024,769
Medpace Holdings, Inc. (a)	21,356	1,567,103
Molina Healthcare, Inc. (a)	9,216	1,287,567
Teladoc Health, Inc. (a) (b)	35,838	5,555,248
		19,713,432
Pharmaceuticals — 2.8%
Agios Pharmaceuticals, Inc. (a) (b)	21,541	764,275
G1 Therapeutics, Inc. (a) (b)	4,245	46,780
Galapagos NV Sponsored ADR (a) (b)	3,850	754,292
Global Blood Therapeutics, Inc. (a) (b)	32,984	1,685,153
Heron Therapeutics, Inc. (a) (b)	42,291	496,496
Kodiak Sciences, Inc. (a) (b)	27,227	1,298,728
MyoKardia, Inc. (a) (b)	12,659	593,454
PRA Health Sciences, Inc. (a)	29,447	2,445,279
Principia Biopharma, Inc. (a)	18,103	1,074,956
Reata Pharmaceuticals, Inc. Class A (a) (b)	4,921	710,297
Revance Therapeutics, Inc. (a)	47,713	706,152
Tricida, Inc. (a) (b)	19,100	420,200
UroGen Pharma Ltd. (a) (b)	13,904	248,047
		11,244,109
		130,225,061

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 0.8%
Energy – Alternate Sources — 0.5%
First Solar, Inc. (a) (b)	38,317	$1,381,711
SunPower Corp. (a) (b)	131,556	666,989
		2,048,700
Oil & Gas — 0.3%
Delek US Holdings, Inc. (b)	51,108	805,462
Viper Energy Partners LP	49,516	328,291
		1,133,753
		3,182,453
Financial — 13.2%
Banks — 2.5%
Ameris Bancorp	82,038	1,949,223
Atlantic Union Bankshares Corp.	49,084	1,074,940
BancorpSouth Bank	90,931	1,720,414
First Interstate BancSystem, Inc. Class A	46,272	1,334,484
National Bank Holdings Corp. Class A	54,293	1,297,603
Pinnacle Financial Partners, Inc.	33,256	1,248,430
Seacoast Banking Corp. of Florida (a) (b)	64,970	1,189,601
Western Alliance Bancorp	13,300	407,113
		10,221,808
Diversified Financial Services — 3.2%
Air Lease Corp. (b)	36,748	813,601
Ares Management Corp. Class A	40,340	1,247,716
Cohen & Steers, Inc.	20,236	919,726
Hamilton Lane, Inc. Class A	59,242	3,276,675
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	91,909	1,875,863
LPL Financial Holdings, Inc.	35,151	1,913,269
PRA Group, Inc. (a)	94,154	2,609,949
		12,656,799
Insurance — 2.8%
Assured Guaranty Ltd.	39,627	1,021,980
eHealth, Inc. (a)	21,194	2,984,539
James River Group Holdings Ltd.	40,041	1,451,086
Kemper Corp.	23,150	1,721,666
Kinsale Capital Group, Inc. (b)	12,095	1,264,290
MGIC Investment Corp.	54,302	344,818
NMI Holdings, Inc. Class A (a)	43,223	501,819
Selective Insurance Group, Inc.	21,500	1,068,550
Third Point Reinsurance Ltd. (a)	128,774	954,215
		11,312,963
Private Equity — 0.6%
Kennedy-Wilson Holdings, Inc.	171,317	2,299,074

	Number of Shares	Value
Real Estate — 0.7%
McGrath RentCorp	40,961	$2,145,537
Redfin Corp. (a)	50,923	785,233
		2,930,770
Real Estate Investment Trusts (REITS) — 2.6%
Brandywine Realty Trust	32,697	343,973
Essential Properties Realty Trust, Inc. (b)	86,971	1,135,841
First Industrial Realty Trust, Inc.	61,667	2,049,194
JBG SMITH Properties	28,500	907,155
Life Storage, Inc.	17,523	1,656,800
NexPoint Residential Trust, Inc.	27,972	705,174
PotlatchDeltic Corp.	55,193	1,732,508
PS Business Parks, Inc.	9,266	1,255,728
Redwood Trust, Inc.	9,233	46,719
Xenia Hotels & Resorts, Inc.	74,640	768,792
		10,601,884
Savings & Loans — 0.8%
OceanFirst Financial Corp.	73,607	1,171,087
Sterling Bancorp	204,232	2,134,225
		3,305,312
		53,328,610
Industrial — 15.2%
Aerospace & Defense — 2.0%
Aerojet Rocketdyne Holdings, Inc. (a)	92,653	3,875,675
Mercury Systems, Inc. (a)	56,497	4,030,496
		7,906,171
Building Materials — 1.6%
American Woodmark Corp. (a)	16,710	761,475
Louisiana-Pacific Corp.	69,868	1,200,332
SPX Corp. (a)	27,706	904,324
Summit Materials, Inc. Class A (a)	58,441	876,615
Trex Co., Inc. (a)	34,897	2,796,645
		6,539,391
Electrical Components & Equipment — 1.4%
EnerSys	25,434	1,259,492
Generac Holdings, Inc. (a)	16,286	1,517,367
Novanta, Inc. (a)	35,898	2,867,532
		5,644,391
Electronics — 0.3%
Watts Water Technologies, Inc. Class A	14,353	1,214,981
Engineering & Construction — 0.5%
KBR, Inc.	25,765	532,820
TopBuild Corp. (a)	20,034	1,435,236
		1,968,056

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Environmental Controls — 1.3%
Casella Waste Systems, Inc. Class A (a)	78,224	$3,055,429
Clean Harbors, Inc. (a)	43,967	2,257,266
		5,312,695
Hand & Machine Tools — 0.3%
Kennametal, Inc.	63,166	1,176,151
Machinery – Construction & Mining — 0.7%
Argan, Inc.	78,462	2,712,431
Machinery – Diversified — 1.3%
Chart Industries, Inc. (a)	55,201	1,599,725
Curtiss-Wright Corp.	15,248	1,409,068
Nordson Corp.	6,848	924,959
SPX FLOW, Inc. (a)	44,785	1,272,790
		5,206,542
Metal Fabricate & Hardware — 2.3%
Advanced Drainage Systems, Inc.	143,276	4,218,046
RBC Bearings, Inc. (a)	12,543	1,414,725
Rexnord Corp.	166,414	3,772,605
		9,405,376
Miscellaneous - Manufacturing — 1.7%
Axon Enterprise, Inc. (a)	17,286	1,223,330
Enerpac Tool Group Corp. (b)	64,986	1,075,518
Federal Signal Corp.	47,607	1,298,719
ITT, Inc.	48,676	2,207,944
John Bean Technologies Corp.	13,596	1,009,775
		6,815,286
Packaging & Containers — 0.6%
Graphic Packaging Holding Co.	208,950	2,549,190
Transportation — 0.9%
CryoPort, Inc. (a) (b)	51,025	870,997
Kirby Corp. (a)	24,347	1,058,364
Saia, Inc. (a)	20,669	1,519,998
		3,449,359
Trucking & Leasing — 0.3%
GATX Corp. (b)	21,625	1,352,860
		61,252,880
Technology — 17.6%
Computers — 2.6%
Endava PLC Sponsored ADR (a) (b)	33,819	1,189,076
EPAM Systems, Inc. (a)	5,515	1,023,915
Globant SA (a)	12,836	1,128,028
Kornit Digital Ltd. (a) (b)	49,867	1,241,190
Lumentum Holdings, Inc. (a) (b)	20,613	1,519,178
Rapid7, Inc. (a) (b)	61,570	2,667,828

	Number of Shares	Value
Science Applications International Corp.	22,080	$1,647,830
		10,417,045
Semiconductors — 5.3%
Cohu, Inc.	74,832	926,420
Entegris, Inc.	113,149	5,065,681
Lattice Semiconductor Corp. (a)	227,106	4,047,029
MKS Instruments, Inc.	43,189	3,517,744
Monolithic Power Systems, Inc.	25,177	4,216,141
Tower Semiconductor Ltd. (a)	226,122	3,599,862
		21,372,877
Software — 9.7%
1Life Healthcare, Inc. (a)	27,650	501,848
Alteryx, Inc. Class A (a) (b)	26,216	2,494,977
Bandwidth, Inc. Class A (a) (b)	38,356	2,580,975
Cloudera, Inc. (a) (b)	131,029	1,031,198
Coupa Software, Inc. (a) (b)	27,153	3,794,089
Everbridge, Inc. (a) (b)	15,399	1,637,838
Fair Isaac Corp. (a)	4,121	1,267,990
Five9, Inc. (a)	44,919	3,434,507
Guidewire Software, Inc. (a) (b)	15,963	1,266,026
HubSpot, Inc. (a)	34,322	4,571,347
j2 Global, Inc. (b)	17,413	1,303,363
ManTech International Corp. Class A	32,796	2,383,285
MongoDB, Inc. (a) (b)	22,010	3,005,245
Omnicell, Inc. (a)	69,876	4,582,468
Phreesia, Inc. (a)	30,814	648,018
SailPoint Technologies Holding, Inc. (a) (b)	38,752	589,805
SVMK, Inc. (a)	101,430	1,370,319
Zynga, Inc. Class A (a)	365,250	2,501,963
		38,965,261
		70,755,183
Utilities — 0.4%
Electric — 0.4%
Black Hills Corp.	22,083	1,413,975

TOTAL COMMON STOCK (Cost $427,758,747)		393,047,949

PREFERRED STOCK — 0.3%
Communications — 0.1%
Internet — 0.1%
The Honest Company, Inc., Series D (Acquired 8/03/15, Cost $650,636) (a) (c) (d) (e)	14,220	562,685

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 0.2%
Software — 0.2%
MarkLogic Corp., Series F (Acquired 4/27/15, Cost $894,502) (a) (c) (d) (e)	77,018	$596,119

TOTAL PREFERRED STOCK (Cost $1,545,139)		1,158,804

TOTAL EQUITIES (Cost $429,303,886)		394,206,753

MUTUAL FUNDS — 1.0%
Diversified Financial Services — 1.0%
iShares Russell 2000 Index Fund (b)	8,921	1,021,098
State Street Navigator Securities Lending Prime Portfolio (f)	2,962,837	2,962,837
		3,983,935

TOTAL MUTUAL FUNDS (Cost $4,429,796)		3,983,935

TOTAL LONG-TERM INVESTMENTS (Cost $433,733,682)		398,190,688

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.6%
Repurchase Agreement — 3.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%, due 4/01/20 (g)	$14,592,732	$14,592,732

TOTAL SHORT-TERM INVESTMENTS (Cost $14,592,732)		14,592,732

TOTAL INVESTMENTS — 102.4% (Cost $448,326,414) (h)		412,783,420

Other Assets/(Liabilities) — (2.4)%		(9,571,095)

NET ASSETS — 100.0%		$403,212,325

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $56,895,307 or 14.11% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $56,534,217 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Investment was valued using significant unobservable inputs.
(d)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2020, these securities amounted to a value of $2,293,506 or 0.57% of net assets.

(e)

Restricted security. Certain securities are restricted as to resale. At March 31, 2020, these securities amounted to a value of $2,293,506 or 0.57% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(f)	Represents investment of security lending cash collateral. (Note 2).
(g)

Maturity value of $14,592,732. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 7/15/22, and an aggregate market value, including accrued interest, of $14,893,424.

(h)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund — Portfolio of Investments
March 31, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.6%
COMMON STOCK — 96.1%
Australia — 5.7%
The AGL Energy Ltd.	10,497	$112,413
Alumina Ltd.	38,789	34,577
AMP Ltd. (a)	53,650	43,754
APA Group	18,305	116,907
Aristocrat Leisure Ltd. (b)	8,869	114,756
ASX Ltd.	2,956	142,563
Aurizon Holdings Ltd.	31,429	81,419
AusNet Services	29,454	31,113
Australia & New Zealand Banking Group Ltd.	44,251	477,233
Bendigo & Adelaide Bank Ltd. (b)	8,270	31,723
BHP Group Ltd. (b)	46,351	842,657
BlueScope Steel Ltd.	7,966	43,447
Boral Ltd.	17,089	21,371
Brambles Ltd.	24,530	161,886
Caltex Australia Ltd.	3,848	54,002
Challenger Ltd.	8,875	22,596
CIMIC Group Ltd. (b)	1,649	23,488
Coca-Cola Amatil Ltd.	8,486	46,901
Cochlear Ltd.	905	103,971
Coles Group Ltd.	17,672	167,201
Commonwealth Bank of Australia	27,158	1,025,823
Computershare Ltd.	7,899	46,836
Crown Resorts Ltd.	6,282	29,134
CSL Ltd.	7,001	1,270,002
Dexus	16,638	94,972
Flight Centre Travel Group Ltd. (a) (b) (c)	864	5,267
Fortescue Metals Group Ltd.	21,543	131,580
Goodman Group	25,575	195,377
The GPT Group	30,881	70,377
Harvey Norman Holdings Ltd. (b)	9,263	16,710
Incitec Pivot Ltd.	23,451	29,872
Insurance Australia Group Ltd.	35,483	138,262
LendLease Group	8,521	53,598
Macquarie Group Ltd.	5,295	288,275
Magellan Financial Group Ltd. (b)	1,974	52,089
Medibank Pvt. Ltd.	44,277	72,247
Mirvac Group	61,133	80,910
National Australia Bank Ltd.	45,041	476,143
Newcrest Mining Ltd.	11,985	168,398
Orica Ltd.	6,092	57,152
Origin Energy Ltd.	27,095	72,583
Qantas Airways Ltd.	10,321	20,244
QBE Insurance Group Ltd.	20,197	110,350
Ramsay Health Care Ltd.	2,439	85,450

	Number of Shares	Value
REA Group Ltd. (b)	767	$36,113
Rio Tinto Ltd.	5,710	302,251
Santos Ltd.	27,656	59,949
Scentre Group	82,953	82,132
SEEK Ltd. (b)	5,258	49,328
Sonic Healthcare Ltd.	6,855	102,662
South32 Ltd.	75,462	81,339
Stockland	37,724	60,436
Suncorp Group Ltd.	19,472	108,832
Sydney Airport	17,221	60,255
Tabcorp Holdings Ltd.	32,375	51,357
Telstra Corp. Ltd.	63,908	121,973
TPG Telecom Ltd.	6,332	27,423
Transurban Group	40,543	298,263
Treasury Wine Estates Ltd.	10,878	66,737
Vicinity Centres	47,238	29,729
Washington H Soul Pattinson & Co. Ltd.	1,775	18,458
Wesfarmers Ltd.	16,974	365,519
Westpac Banking Corp.	55,750	582,739
WiseTech Global Ltd. (b)	2,222	23,170
Woodside Petroleum Ltd.	14,510	161,671
Woolworths Group Ltd.	18,886	412,659
Worley Ltd.	5,330	20,888
		10,389,512
Austria — 0.2%
ANDRITZ AG	1,224	38,514
Erste Group Bank AG	4,631	85,834
OMV AG	2,270	62,743
Raiffeisen Bank International AG	2,364	34,701
Verbund AG (b)	1,145	41,500
voestalpine AG	1,860	37,872
		301,164
Belgium — 0.8%
Ageas	2,848	118,506
Anheuser-Busch InBev SA	11,846	526,061
Colruyt SA	773	41,915
Galapagos NV (a)	712	141,277
Groupe Bruxelles Lambert SA	1,259	99,066
KBC Group NV	3,897	179,835
Proximus SADP	2,511	57,623
Solvay SA	1,121	81,760
Telenet Group Holding NV	750	22,607
UCB SA	1,984	172,278
Umicore SA	2,977	104,103
		1,545,031
Bermuda — 0.2%
CK Infrastructure Holdings Ltd.	9,500	50,318

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Dairy Farm International Holdings Ltd.	5,700	$26,234
Hongkong Land Holdings Ltd.	17,600	65,833
Jardine Matheson Holdings Ltd.	3,500	175,072
Jardine Strategic Holdings Ltd.	3,400	75,259
Kerry Properties Ltd.	11,000	28,886
NWS Holdings Ltd.	26,368	26,987
Yue Yuen Industrial Holdings Ltd.	12,000	18,275
		466,864
Cayman Islands — 0.6%
ASM Pacific Technology Ltd.	5,000	46,652
BeiGene Ltd. ADR (a)	583	71,773
Budweiser Brewing Co. APAC Ltd. (a) (d)	19,400	49,847
CK Asset Holdings Ltd.	39,745	216,222
CK Hutchison Holdings Ltd.	42,745	286,661
Melco Resorts & Entertainment Ltd. ADR	3,160	39,184
Sands China Ltd.	37,200	135,384
WH Group Ltd. (d)	151,572	140,756
Wharf Real Estate Investment Co. Ltd.	18,000	73,755
Wynn Macau Ltd.	22,800	34,486
		1,094,720
Denmark — 2.1%
AP Moller - Maersk A/S Class A	60	49,782
AP Moller - Maersk A/S Class B	98	87,913
Carlsberg A/S Class B	1,528	173,453
Chr Hansen Holding A/S	1,617	121,324
Coloplast A/S Class B	1,882	273,819
Danske Bank A/S	10,149	115,035
Demant A/S (a)	1,660	36,843
DSV PANALPINA A/S	3,333	303,481
Genmab A/S (a)	995	201,963
H Lundbeck A/S	1,147	34,132
ISS A/S (b)	2,475	34,114
Novo Nordisk A/S Class B	27,289	1,646,112
Novozymes A/S Class B	3,245	147,970
Orsted A/S (d)	2,985	293,142
Pandora A/S	1,513	49,270
Tryg A/S	1,868	46,079
Vestas Wind Systems A/S	2,974	242,091
		3,856,523
Finland — 1.1%
Elisa OYJ	2,207	137,140
Fortum OYJ	6,773	99,586
Kone OYJ Class B	5,234	297,074
Metso OYJ	1,689	40,285
Neste OYJ	6,560	222,197

	Number of Shares	Value
Nokia OYJ	87,067	$273,247
Nokian Renkaat OYJ (b)	2,000	48,535
Nordea Bank Abp	50,966	287,697
Orion OYJ Class B	1,659	68,054
Sampo OYJ Class A	6,790	198,605
Stora Enso OYJ Class R	9,355	94,949
UPM-Kymmene OYJ (b)	8,169	225,158
Wartsila OYJ Abp	7,010	51,514
		2,044,041
France — 9.8%
Accor SA	2,720	74,403
Aeroports de Paris	476	45,701
Air Liquide SA	7,421	951,201
Alstom SA	2,922	122,288
Amundi SA (d)	936	55,395
Arkema SA	1,063	73,511
Atos SE	1,529	103,462
AXA SA	30,261	524,027
BioMerieux	614	69,290
BNP Paribas SA	17,600	530,556
Bollore SA	12,485	34,391
Bollore SA (a)	85	279
Bouygues SA	3,401	99,804
Bureau Veritas SA	4,615	87,720
Capgemini SE	2,453	207,511
Carrefour SA	9,594	151,997
Casino Guichard Perrachon SA	921	35,514
Cie de Saint-Gobain	7,747	188,359
Cie Generale des Etablissements Michelin SCA	2,685	238,979
CNP Assurances	2,465	24,128
Covivio	812	45,794
Credit Agricole SA	18,220	133,539
Danone SA	9,600	619,148
Dassault Aviation SA	40	32,917
Dassault Systemes SE	2,036	301,932
Edenred	3,886	162,642
Eiffage SA	1,270	89,944
Electricite de France SA	9,325	73,540
Engie SA	28,618	296,029
EssilorLuxottica SA	4,439	478,923
Eurazeo SE	586	26,515
Eutelsat Communications SA	2,857	29,916
Faurecia SE	1,104	33,045
Gecina SA	692	91,800
Getlink SE	6,660	80,499
Hermes International	496	342,568
ICADE	432	34,241
Iliad SA	231	31,397

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Ingenico Group SA	972	$103,307
Ipsen SA	600	31,145
JCDecaux SA	1,295	23,483
Kering SA	1,187	619,370
Klepierre	3,190	61,603
L’Oreal SA	3,911	1,026,582
Legrand SA	3,846	247,143
LVMH Moet Hennessy Louis Vuitton SE	4,266	1,583,519
Natixis SA	13,748	44,700
Orange SA	30,826	382,187
Pernod Ricard SA	3,324	472,802
Peugeot SA (b)	9,186	122,472
Publicis Groupe SA	3,420	98,120
Remy Cointreau SA (b)	358	39,227
Renault SA	2,931	56,921
Safran SA	5,128	450,731
Sanofi	17,377	1,529,884
Sartorius Stedim Biotech	445	89,364
Schneider Electric SE	8,719	750,693
SCOR SE	2,489	54,842
SEB SA	319	39,808
Societe Generale SA	12,605	212,046
Sodexo SA	1,339	90,734
Suez	5,173	52,706
Teleperformance	827	172,613
Thales SA	1,630	136,814
Total SA	36,702	1,423,284
Ubisoft Entertainment SA (a)	1,343	99,041
Unibail Rodamco Westfield	11,160	29,137
Unibail Rodamco Westfield (b)	1,582	89,583
Valeo SA	3,857	64,501
Veolia Environnement SA	8,333	178,267
Vinci SA	8,076	668,249
Vivendi SA	13,199	283,206
Wendel SA	408	32,639
Worldline SA (a) (d)	1,970	115,801
		17,999,429
Germany — 7.5%
adidas AG	2,821	648,965
Allianz SE Registered	6,530	1,125,651
BASF SE	13,888	671,256
Bayer AG Registered	15,366	901,987
Bayerische Motoren Werke AG	5,186	272,265
Beiersdorf AG	1,534	156,090
Brenntag AG	2,403	90,784
Carl Zeiss Meditec AG	595	57,811
Commerzbank AG	15,321	55,733
Continental AG	1,699	124,248

	Number of Shares	Value
Covestro AG (d)	2,585	$80,299
Daimler AG Registered	14,235	436,694
Delivery Hero AG (a) (d)	1,716	130,125
Deutsche Bank AG Registered	30,318	203,673
Deutsche Boerse AG	2,984	409,907
Deutsche Lufthansa AG Registered	3,437	32,818
Deutsche Post AG Registered	14,721	406,159
Deutsche Telekom AG Registered	52,071	689,448
Deutsche Wohnen SE	5,539	211,633
E.ON SE	35,254	370,749
Evonik Industries AG	3,299	70,440
Fraport AG Frankfurt Airport Services Worldwide	688	27,924
Fresenius Medical Care AG & Co. KGaA	3,269	218,054
Fresenius SE & Co. KGaA	6,585	247,456
GEA Group AG	2,370	48,802
Hannover Rueck SE	927	135,534
HeidelbergCement AG	2,238	97,609
Henkel AG & Co. KGaA	1,644	123,886
HOCHTIEF AG	407	27,065
Infineon Technologies AG	19,647	294,285
KION Group AG	1,005	44,146
Knorr-Bremse AG	722	64,734
LANXESS AG	1,262	50,522
Merck KGaA	2,013	208,733
METRO AG	2,772	23,990
MTU Aero Engines AG	801	117,349
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	2,277	460,283
Puma SE	276	16,488
Puma SE	980	58,798
RWE AG	8,996	240,813
SAP SE	15,373	1,765,637
Siemens AG Registered	11,709	1,007,774
Siemens Healthineers AG (d)	2,328	92,371
Symrise AG	2,022	191,494
Telefonica Deutschland Holding AG	12,902	32,066
thyssenkrupp AG (a)	6,262	33,365
TUI AG	6,988	31,296
Uniper SE	3,084	77,399
United Internet AG Registered	1,638	49,136
Volkswagen AG	505	68,441
Vonovia SE	8,097	399,111
Wirecard AG	1,819	208,932
Zalando SE (a) (d)	2,189	85,292
		13,695,520

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Hong Kong — 2.7%
AIA Group Ltd.	186,780	$1,680,329
The Bank of East Asia Ltd.	17,995	38,609
BOC Hong Kong Holdings Ltd.	57,500	158,447
CLP Holdings Ltd.	25,499	234,378
Galaxy Entertainment Group Ltd.	34,000	180,094
Hang Lung Properties Ltd.	33,000	66,744
Hang Seng Bank Ltd.	11,800	201,057
Henderson Land Development Co. Ltd.	22,325	84,787
HK Electric Investments & HK Electric Investments Ltd. Class SS	43,706	41,976
HKT Trust & HKT Ltd.	57,840	78,526
Hong Kong & China Gas Co. Ltd.	156,813	257,878
Hong Kong Exchanges & Clearing Ltd.	18,181	545,998
Link REIT	33,223	280,646
MTR Corp. Ltd.	24,028	123,722
New World Development Co. Ltd.	94,890	101,643
PCCW Ltd.	71,136	39,090
Power Assets Holdings Ltd.	21,500	128,087
Sino Land Co. Ltd.	50,341	63,687
SJM Holdings Ltd.	34,000	28,516
Sun Hung Kai Properties Ltd.	24,758	325,070
Swire Pacific Ltd. Class A	8,000	51,251
Swire Properties Ltd.	17,196	48,246
Techtronic Industries Co. Ltd.	21,403	137,877
Vitasoy International Holdings Ltd.	12,000	36,239
Wheelock & Co. Ltd.	14,000	95,097
		5,027,994
Ireland — 0.6%
AIB Group PLC (a)	13,857	15,539
Bank of Ireland Group PLC	15,045	28,423
CRH PLC	12,351	336,675
DCC PLC	1,482	93,469
Flutter Entertainment PLC	1,257	113,951
James Hardie Industries PLC	6,841	79,790
Kerry Group PLC Class A	2,500	286,607
Kingspan Group PLC	2,423	129,736
Smurfit Kappa Group PLC	3,496	98,579
		1,182,769
Israel — 0.6%
Azrieli Group Ltd.	718	41,523
Bank Hapoalim B.M.	17,418	104,710
Bank Leumi Le-Israel BM	22,370	123,687
Check Point Software Technologies Ltd. (a)	1,874	188,412
CyberArk Software Ltd. (a)	600	51,336
Elbit Systems Ltd.	390	50,826

	Number of Shares	Value
Israel Chemicals Ltd.	11,207	$35,606
Israel Discount Bank Ltd. Class A	17,833	52,818
Mizrahi Tefahot Bank Ltd.	2,307	43,098
Nice Ltd. (a)	946	136,960
Teva Pharmaceutical Industries Ltd. Sponsored ADR (a)	16,887	151,645
Wix.com Ltd. (a)	764	77,026
		1,057,647
Italy — 1.7%
Assicurazioni Generali SpA (b)	17,269	235,255
Atlantia SpA (b)	7,780	97,520
Davide Campari-Milano SpA	8,680	62,435
Enel SpA	123,991	863,029
Eni SpA	39,499	399,352
FinecoBank Banca Fineco SpA	9,228	83,860
Intesa Sanpaolo SpA	232,461	379,435
Leonardo SpA	6,438	42,830
Mediobanca Banca di Credito Finanziario SpA	9,657	53,240
Moncler SpA	2,788	101,776
Pirelli & C SpA (d)	6,657	23,830
Poste Italiane SpA (d)	8,592	72,782
Prysmian SpA	3,656	58,549
Recordati SpA	1,530	64,816
Snam SpA	31,816	146,946
Telecom Italia SpA (a)	148,473	60,718
Terna Rete Elettrica Nazionale SpA	22,183	140,574
UniCredit SpA	31,165	244,013
		3,130,960
Japan — 25.4%
ABC-Mart, Inc.	500	25,077
Acom Co. Ltd. (b)	6,300	25,617
Advantest Corp. (b)	3,100	124,325
Aeon Co. Ltd.	10,100	224,486
AEON Financial Service Co. Ltd. (b)	1,800	19,254
Aeon Mall Co. Ltd.	1,500	18,919
AGC, Inc.	2,700	66,359
Air Water, Inc.	2,400	33,024
Aisin Seiki Co. Ltd.	2,600	64,025
Ajinomoto Co. Inc.	6,700	124,839
Alfresa Holdings Corp.	3,100	57,823
Alps Electric Co. Ltd. (b)	3,300	31,977
Amada Holdings Co. Ltd.	4,900	38,682
ANA Holdings, Inc.	1,700	41,513
Aozora Bank Ltd.	1,900	36,227
Asahi Group Holdings Ltd.	5,700	185,073
Asahi Intecc Co. Ltd.	3,200	79,216
Asahi Kasei Corp.	19,700	139,236
Astellas Pharma, Inc.	29,200	452,021

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Bandai Namco Holdings, Inc.	3,100	$150,453
The Bank of Kyoto Ltd.	800	25,458
Benesse Holdings, Inc.	1,100	28,015
Bridgestone Corp.	8,800	270,804
Brother Industries Ltd.	3,600	55,027
Calbee, Inc.	1,300	35,207
Canon, Inc.	15,400	336,343
Casio Computer Co. Ltd.	3,200	44,890
Central Japan Railway Co.	2,200	352,666
Century Tokyo Leasing Corp.	700	21,893
The Chiba Bank Ltd. (b)	8,000	34,997
Chubu Electric Power Co. Inc.	10,200	143,796
Chugai Pharmaceutical Co. Ltd.	3,500	405,130
The Chugoku Electric Power Co., Inc.	4,100	57,406
Coca-Cola Bottlers Japan Holdings, Inc.	2,100	43,138
Concordia Financial Group Ltd.	17,400	50,684
Credit Saison Co. Ltd.	2,600	30,193
CyberAgent, Inc.	1,500	58,209
Dai Nippon Printing Co. Ltd.	3,900	83,065
Dai-ichi Life Holdings, Inc.	16,800	201,053
Daicel Corp.	3,800	27,745
Daifuku Co. Ltd. (b)	1,500	95,066
Daiichi Sankyo Co. Ltd.	8,800	605,454
Daikin Industries Ltd.	3,900	475,590
Daito Trust Construction Co. Ltd.	1,100	102,597
Daiwa House Industry Co. Ltd.	8,800	217,948
Daiwa House REIT Investment Corp.	29	70,852
Daiwa Securities Group, Inc.	23,300	90,377
Denso Corp.	6,700	216,424
Dentsu Group, Inc.	3,300	63,624
Disco Corp.	400	78,939
East Japan Railway Co.	4,700	356,141
Eisai Co. Ltd.	3,900	286,259
Electric Power Development Co. Ltd.	2,200	44,415
FamilyMart Co. Ltd. (b)	4,000	71,620
FANUC Corp.	3,000	406,825
Fast Retailing Co. Ltd.	900	367,754
Fuji Electric Co. Ltd.	2,000	45,245
FUJIFILM Holdings Corp.	5,600	281,087
Fujitsu Ltd.	3,100	279,741
Fukuoka Financial Group, Inc.	2,900	38,398
GMO Payment Gateway, Inc.	700	49,117
Hakuhodo DY Holdings, Inc.	3,700	37,321
Hamamatsu Photonics KK	2,200	90,050
Hankyu Hanshin Holdings, Inc.	3,500	117,853
Hikari Tsushin, Inc.	300	50,333
Hino Motors Ltd.	4,200	22,574
Hirose Electric Co. Ltd.	525	54,453

	Number of Shares	Value
Hisamitsu Pharmaceutical Co., Inc.	800	$37,300
Hitachi Chemical Co. Ltd.	1,700	72,470
Hitachi Construction Machinery Co. Ltd. (b)	1,700	34,382
Hitachi High-Tech Corp.	1,100	81,649
Hitachi Ltd.	15,200	442,469
Hitachi Metals Ltd. (b)	3,500	36,855
Honda Motor Co. Ltd. (b)	25,500	573,488
Hoshizaki Corp.	900	67,634
Hoya Corp.	5,900	501,848
Hulic Co. Ltd.	4,500	45,691
Idemitsu Kosan Co. Ltd. (b)	3,171	72,697
IHI Corp.	2,300	26,829
Iida Group Holdings Co. Ltd.	2,500	34,631
Inpex Corp.	15,700	88,251
Isetan Mitsukoshi Holdings Ltd.	4,700	27,400
Isuzu Motors Ltd.	9,000	59,573
ITOCHU Corp. (b)	21,200	439,859
Itochu Techno-Solutions Corp.	1,700	48,493
J Front Retailing Co. Ltd.	3,600	29,906
Japan Airlines Co. Ltd. (b)	1,600	29,444
Japan Airport Terminal Co. Ltd. (b)	800	30,880
Japan Exchange Group, Inc.	7,700	136,056
Japan Post Bank Co. Ltd. (b)	6,500	60,057
Japan Post Holdings Co. Ltd.	24,700	193,514
Japan Post Insurance Co. Ltd. (b)	3,200	39,696
Japan Prime Realty Investment Corp.	12	36,039
Japan Real Estate Investment Corp.	21	123,111
Japan Retail Fund Investment Corp.	40	45,168
Japan Tobacco, Inc.	18,900	349,848
JFE Holdings, Inc.	8,000	52,069
JGC Holdings Corp. (b)	3,300	26,470
JSR Corp.	3,000	55,263
JTEKT Corp.	3,300	22,408
JXTG Holdings, Inc.	48,700	166,925
Kajima Corp.	6,700	68,760
Kakaku.com, Inc.	2,300	42,209
Kamigumi Co. Ltd.	1,900	32,142
The Kansai Electric Power Co., Inc.	10,800	120,470
Kansai Paint Co. Ltd. (b)	2,800	53,391
Kao Corp.	7,500	614,093
Kawasaki Heavy Industries Ltd. (b)	2,300	33,346
KDDI Corp.	27,600	815,803
Keihan Holdings Co. Ltd.	1,500	66,774
Keikyu Corp.	3,500	58,966
Keio Corp. (b)	1,500	88,808
Keisei Electric Railway Co. Ltd.	2,000	57,754
Keyence Corp.	2,800	903,603
Kikkoman Corp. (b)	2,300	97,934

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Kintetsu Group Holdings Co. Ltd.	2,600	$120,531
Kirin Holdings Co. Ltd.	12,800	253,520
Kobayashi Pharmaceutical Co. Ltd.	800	74,160
Koito Manufacturing Co. Ltd.	1,600	54,147
Komatsu Ltd.	14,300	235,294
Konami Holdings Corp. (b)	1,300	39,855
Konica Minolta, Inc.	7,100	28,830
Kose Corp. (b)	500	61,644
Kubota Corp.	16,200	207,221
Kuraray Co. Ltd.	5,100	51,542
Kurita Water Industries Ltd.	1,700	39,284
Kyocera Corp.	5,000	296,513
Kyowa Kirin Co. Ltd.	3,700	82,963
Kyushu Electric Power Co, Inc. (b)	6,000	48,335
Kyushu Railway Co. (b)	2,600	74,766
Lawson, Inc.	800	44,002
LINE Corp. (a)	1,000	48,319
Lion Corp.	3,700	79,381
LIXIL Group Corp.	4,200	52,227
M3, Inc. (b)	6,700	197,996
Makita Corp.	3,500	107,317
Marubeni Corp.	21,000	104,698
Marui Group Co. Ltd.	2,900	48,680
Maruichi Steel Tube Ltd.	900	21,678
Mazda Motor Corp. (b)	9,100	48,145
McDonald’s Holdings Co. Japan Ltd.	1,100	49,678
Mebuki Financial Group Inc.	13,300	27,120
Medipal Holdings Corp.	2,700	50,461
MEIJI Holdings Co. Ltd.	1,800	128,243
Mercari, Inc. (a) (b)	1,200	23,283
MinebeaMitsumi, Inc.	5,500	82,010
MISUMI Group, Inc.	4,200	91,588
Mitsubishi Chemical Holding Corp.	19,900	118,400
Mitsubishi Corp.	21,200	449,963
Mitsubishi Electric Corp.	28,300	349,269
Mitsubishi Estate Co. Ltd.	18,200	268,302
Mitsubishi Gas Chemical Co., Inc.	2,600	28,242
Mitsubishi Heavy Industries Ltd.	4,900	123,930
Mitsubishi Materials Corp.	1,800	36,892
Mitsubishi Motors Corp.	10,600	30,016
Mitsubishi UFJ Financial Group, Inc.	186,400	695,392
Mitsubishi UFJ Lease & Finance Co. Ltd.	6,400	31,472
Mitsui & Co. Ltd.	24,500	341,288
Mitsui Chemicals, Inc.	2,900	55,035
Mitsui Fudosan Co. Ltd.	13,700	236,956
Mitsui OSK Lines Ltd.	1,600	25,806
Mizuho Financial Group, Inc.	358,500	410,293
MonotaRO Co. Ltd.	2,100	55,800

	Number of Shares	Value
MS&AD Insurance Group Holdings, Inc.	7,300	$204,468
Murata Manufacturing Co. Ltd.	8,900	450,473
Nabtesco Corp.	1,800	41,520
Nagoya Railroad Co. Ltd. (b)	2,700	75,832
NEC Corp.	3,900	142,297
Nexon Co. Ltd.	7,400	121,040
NGK Insulators Ltd.	3,800	49,812
NGK Spark Plug Co. Ltd.	2,600	36,597
NH Foods Ltd.	1,200	41,819
Nidec Corp.	7,000	363,099
Nikon Corp.	5,200	48,034
Nintendo Co. Ltd.	1,700	655,680
Nippon Building Fund, Inc.	21	141,096
Nippon Express Co. Ltd.	1,200	58,763
Nippon Paint Holdings Co. Ltd.	2,200	115,976
Nippon Prologis REIT, Inc.	25	62,982
Nippon Shinyaku Co. Ltd.	700	55,001
Nippon Steel Corp. (b)	12,400	106,210
Nippon Telegraph & Telephone Corp.	20,000	474,604
Nippon Yusen KK (b)	2,300	27,342
Nissan Chemical Corp.	1,900	69,198
Nissan Motor Co. Ltd.	35,400	116,868
Nisshin Seifun Group, Inc.	3,200	53,413
Nissin Foods Holdings Co. Ltd.	1,000	83,463
Nitori Holdings Co. Ltd.	1,300	175,721
Nitto Denko Corp.	2,500	111,600
Nomura Holdings, Inc.	51,100	216,472
Nomura Real Estate Holdings, Inc.	2,100	34,063
Nomura Real Estate Master Fund, Inc.	62	78,240
Nomura Research Institute Ltd.	5,400	114,098
NSK Ltd.	5,700	36,563
NTT Data Corp.	10,100	97,142
NTT DOCOMO, Inc.	20,100	631,847
Obayashi Corp.	9,800	83,949
Obic Co. Ltd.	1,000	130,636
Odakyu Electric Railway Co. Ltd. (b)	4,700	103,311
Oji Holdings Corp.	14,000	75,075
Olympus Corp.	18,000	259,784
Omron Corp.	2,900	150,868
Ono Pharmaceutical Co. Ltd.	5,700	131,206
Oracle Corp.	600	52,382
Oriental Land Co. Ltd. (b)	3,100	396,719
ORIX Corp.	20,600	247,722
Orix JREIT, Inc.	39	51,212
Osaka Gas Co. Ltd.	6,000	113,260
Otsuka Corp.	1,700	72,734
Otsuka Holdings Co. Ltd.	6,100	238,812

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Pan Pacific International Holding Corp.	6,900	$131,029
Panasonic Corp.	34,000	259,547
Park24 Co. Ltd.	1,800	26,353
PeptiDream, Inc. (a)	1,500	52,356
Persol Holdings Co. Ltd. (b)	2,800	28,125
Pigeon Corp.	1,900	72,925
Pola Orbis Holdings, Inc.	1,600	29,553
Rakuten, Inc.	13,200	100,145
Recruit Holdings Co. Ltd.	21,200	547,422
Renesas Electronics Corp. (a)	11,500	41,289
Resona Holdings, Inc.	32,300	97,193
Ricoh Co. Ltd. (b)	10,500	77,102
Rinnai Corp.	500	35,442
Rohm Co. Ltd.	1,500	82,144
Ryohin Keikaku Co. Ltd.	3,600	40,407
Sankyo Co. Ltd.	800	23,317
Santen Pharmaceutical Co. Ltd.	5,700	98,177
SBI Holdings, Inc. (b)	3,642	53,131
Secom Co. Ltd.	3,300	274,370
Sega Sammy Holdings, Inc.	2,800	34,093
Seibu Holdings, Inc.	2,900	31,935
Seiko Epson Corp. (b)	4,100	44,368
Sekisui Chemical Co. Ltd.	5,500	72,946
Sekisui House Ltd.	9,600	158,653
Seven & i Holdings Co. Ltd.	11,800	389,664
Seven Bank Ltd.	10,000	25,846
SG Holdings Co. Ltd.	2,500	59,640
Sharp Corp. (b)	3,200	33,529
Shimadzu Corp.	3,500	92,130
Shimamura Co. Ltd.	400	24,159
Shimano, Inc.	1,200	171,870
Shimizu Corp.	9,900	77,432
Shin-Etsu Chemical Co. Ltd.	5,600	555,010
Shinsei Bank Ltd. (a)	2,800	37,373
Shionogi & Co. Ltd.	4,200	206,665
Shiseido Co. Ltd.	6,200	366,245
The Shizuoka Bank Ltd.	7,200	43,805
Showa Denko KK	2,300	47,554
SMC Corp.	900	384,185
Softbank Corp. (b)	25,900	329,680
SoftBank Group Corp.	24,500	857,917
Sohgo Security Services Co. Ltd.	1,200	58,463
Sompo Holdings, Inc.	5,200	160,849
Sony Corp.	19,900	1,182,920
Sony Financial Holdings, Inc.	2,400	40,566
Square Enix Holdings Co. Ltd.	1,400	62,566
Stanley Electric Co. Ltd.	2,200	43,349
Subaru Corp.	9,500	182,397

	Number of Shares	Value
Sumco Corp.	3,800	$48,868
Sumitomo Chemical Co. Ltd.	22,800	67,659
Sumitomo Corp.	18,200	208,697
Sumitomo Dainippon Pharma Co. Ltd.	2,600	33,736
Sumitomo Electric Industries Ltd.	11,700	123,070
Sumitomo Heavy Industries Ltd.	1,800	32,465
Sumitomo Metal Mining Co. Ltd.	3,600	73,832
Sumitomo Mitsui Financial Group, Inc.	19,600	476,227
Sumitomo Mitsui Trust Holdings, Inc.	5,100	147,334
Sumitomo Realty & Development Co. Ltd.	5,100	124,303
Sumitomo Rubber Industries Ltd.	3,000	28,313
Sundrug Co. Ltd.	1,200	38,513
Suntory Beverage & Food Ltd.	2,200	83,251
Suzuken Co. Ltd.	1,200	43,737
Suzuki Motor Corp.	5,700	136,389
Sysmex Corp.	2,600	187,985
T&D Holdings, Inc.	8,500	69,398
Taiheiyo Cement Corp.	1,700	29,075
Taisei Corp.	3,200	97,825
Taisho Pharmaceutical Holdings Co. Ltd.	500	30,739
Taiyo Nippon Sanso Corp.	2,100	31,105
Takeda Pharmaceutical Co. Ltd.	23,441	717,355
TDK Corp.	2,000	154,763
Teijin Ltd.	2,800	47,437
Terumo Corp.	10,300	354,212
THK Co. Ltd.	1,900	38,793
Tobu Railway Co. Ltd.	3,100	108,355
Toho Co. Ltd.	1,600	48,918
Toho Gas Co. Ltd.	1,200	54,796
Tohoku Electric Power Co., Inc.	7,200	69,512
Tokio Marine Holdings, Inc.	9,900	454,039
Tokyo Electric Power Co. Holdings, Inc. (a)	23,700	82,815
Tokyo Electron Ltd.	2,400	451,294
Tokyo Gas Co. Ltd.	5,800	137,413
Tokyu Corp.	7,600	119,719
Tokyu Fudosan Holdings Corp.	9,000	43,078
Toppan Printing Co. Ltd.	4,300	65,903
Toray Industries, Inc.	21,200	91,928
Toshiba Corp.	6,100	134,291
Tosoh Corp.	4,100	46,647
TOTO Ltd.	2,200	73,232
Toyo Seikan Group Holdings Ltd.	2,400	27,393
Toyo Suisan Kaisha Ltd.	1,300	62,940
Toyoda Gosei Co. Ltd.	1,100	18,861
Toyota Industries Corp.	2,300	110,365

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Toyota Motor Corp.	35,200	$2,119,102
Toyota Tsusho Corp.	3,200	75,338
Trend Micro, Inc.	1,900	93,849
Tsuruha Holdings, Inc.	600	79,332
Unicharm Corp.	6,200	232,794
United Urban Investment Corp.	48	47,627
USS Co. Ltd.	3,700	50,965
Welcia Holdings Co. Ltd.	800	56,324
West Japan Railway Co.	2,500	171,208
Yakult Honsha Co. Ltd.	2,000	118,442
Yamada Denki Co. Ltd.	9,900	39,530
Yamaha Corp.	2,200	85,760
Yamaha Motor Co. Ltd.	4,300	51,941
Yamato Holdings Co. Ltd. (b)	5,000	78,472
Yamazaki Baking Co. Ltd.	2,000	41,877
Yaskawa Electric Corp.	3,600	98,929
Yokogawa Electric Corp.	3,600	43,359
The Yokohama Rubber Co. Ltd.	1,800	22,333
Z Holdings Corp.	40,600	130,593
ZOZO, Inc.	1,600	21,469
		46,463,498
Luxembourg — 0.2%
ArcelorMittal SA	10,305	97,660
Aroundtown SA	19,441	97,427
Eurofins Scientific SE (b)	185	91,708
Millicom International Cellular SA	1,544	43,477
SES SA	5,372	31,608
Tenaris SA	7,095	43,401
		405,281
Netherlands — 4.8%
ABN AMRO Bank NV (d)	6,624	54,374
Adyen NV (a) (d)	166	140,490
Aegon NV	27,463	69,665
AerCap Holdings NV (a)	1,868	42,572
Airbus SE	9,140	593,033
Akzo Nobel NV	3,221	212,349
Altice Europe NV (a)	9,768	37,759
ASML Holding NV	6,558	1,742,857
CNH Industrial NV	15,646	89,520
EXOR NV	1,695	87,309
Ferrari NV	184	28,598
Ferrari NV	1,554	237,094
Fiat Chrysler Automobiles NV	5,623	40,520
Fiat Chrysler Automobiles NV (b)	11,145	80,133
Heineken Holding NV	1,791	137,456
Heineken NV (b)	3,860	323,075
ING Groep NV	60,977	319,401
Just Eat Takeaway (a) (b) (d)	1,789	134,864

	Number of Shares	Value
Koninklijke Ahold Delhaize NV	17,259	$403,917
Koninklijke DSM NV	2,790	317,039
Koninklijke KPN NV	56,200	134,426
Koninklijke Philips NV	14,056	568,913
Koninklijke Vopak NV	1,054	54,958
NN Group NV	4,670	126,132
NXP Semiconductor NV	4,398	364,726
Prosus NV (a)	7,586	525,623
QIAGEN NV (a)	3,636	147,557
Randstad NV	1,898	67,059
STMicroelectronics NV	10,596	230,608
Unilever NV	22,843	1,125,474
Wolters Kluwer NV	4,310	306,440
		8,743,941
New Zealand — 0.3%
a2 Milk Co. Ltd. (a)	11,168	112,954
Auckland International Airport Ltd.	15,656	46,140
Fisher & Paykel Healthcare Corp. Ltd.	8,913	161,573
Fletcher Building Ltd.	14,358	29,814
Mercury NZ Ltd.	8,994	22,502
Meridian Energy Ltd.	20,728	49,038
Ryman Healthcare Ltd.	6,396	39,310
Spark New Zealand Ltd.	28,912	70,474
		531,805
Norway — 0.5%
Det Norske Oljeselskap ASA	1,763	22,446
DNB ASA	14,728	165,178
Equinor ASA	16,115	202,996
Gjensidige Forsikring ASA	2,996	51,266
Mowi ASA	6,716	102,368
Norsk Hydro ASA	19,981	43,413
Orkla ASA	11,163	95,526
Schibsted ASA Class B	1,499	26,614
Telenor ASA	11,280	165,303
Yara International ASA	2,835	89,697
		964,807
Papua New Guinea — 0.0%
Oil Search Ltd.	20,988	31,927
Portugal — 0.2%
Banco Espirito Santo SA (a) (c)	39,664	—
EDP - Energias de Portugal SA	40,309	161,971
Galp Energia SGPS SA	7,992	91,247
Jeronimo Martins SGPS SA	3,859	69,800
		323,018
Singapore — 1.2%
Ascendas REIT	43,444	86,570
CapitaLand Commercial Trust	40,643	43,782
CapitaLand Ltd.	40,300	80,448

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
CapitaLand Mall Trust	41,100	$51,799
City Developments Ltd.	6,800	34,471
ComfortDelGro Corp. Ltd.	34,800	37,241
DBS Group Holdings, Ltd.	28,263	369,543
Genting Singapore Ltd.	103,000	50,054
Jardine Cycle & Carriage Ltd.	1,777	24,612
Keppel Corp. Ltd. (b)	22,100	82,298
Mapletree Commercial Trust	37,200	47,936
Oversea-Chinese Banking Corp. Ltd.	51,829	315,285
SATS Ltd.	11,200	24,926
Sembcorp Industries Ltd.	16,500	17,912
Singapore Airlines Ltd. (b)	8,500	34,358
Singapore Exchange Ltd.	12,200	78,555
Singapore Press Holdings Ltd.	26,900	34,652
Singapore Technologies Engineering Ltd.	23,600	51,844
Singapore Telecommunications Ltd.	126,400	226,028
Suntec REIT	28,100	24,734
United Overseas Bank Ltd.	19,893	272,425
UOL Group Ltd.	6,669	30,705
Venture Corp. Ltd.	4,400	41,820
Wilmar International Ltd.	29,800	67,404
Yangzijiang Shipbuilding Holdings Ltd.	39,700	23,194
		2,152,596
Spain — 2.5%
ACS Actividades de Construccion y Servicios SA	4,176	81,582
Aena SME SA (d)	1,027	112,079
Amadeus IT Group SA	6,769	321,023
Banco Bilbao Vizcaya Argentaria SA	103,675	331,425
Banco de Sabadell SA	91,180	46,849
Banco Santander SA	260,005	632,839
Bankia SA	19,111	21,336
Bankinter SA	9,963	36,578
CaixaBank SA	55,543	103,591
Cellnex Telecom SAU (d)	3,976	180,974
Enagas SA	3,900	77,582
Endesa SA	4,783	102,400
Ferrovial SA	7,581	182,042
Grifols SA	4,745	161,615
Iberdrola SA	96,366	951,517
Industria de Diseno Textil SA	16,881	438,260
Mapfre SA	6,476	11,077
Naturgy Energy Group SA (b)	4,761	84,283
Red Electrica Corp. SA	6,641	119,583
Repsol SA	22,357	204,013
Siemens Gamesa Renewable Energy SA	3,704	55,732

	Number of Shares	Value
Telefonica SA	72,341	$332,106
		4,588,486
Sweden — 2.5%
Alfa Laval AB	4,969	86,114
Assa Abloy AB Class B	15,706	296,922
Atlas Copco AB Class A	10,386	349,051
Atlas Copco AB Class B	5,892	173,745
Boliden AB	4,219	76,916
Electrolux AB Series B	3,676	45,776
Epiroc AB Class A	10,467	103,764
Epiroc AB Class B	6,026	59,762
Essity AB Class B	9,538	294,126
Hennes & Mauritz AB Class B (b)	12,647	162,728
Hexagon AB Class B	4,020	171,467
Husqvarna AB Class B	6,940	34,893
ICA Gruppen AB (b)	1,485	62,605
Industrivarden AB Class C	2,655	51,829
Investor AB Class B	7,045	324,030
Kinnevik AB	3,931	65,326
L E Lundbergforetagen AB Class B	1,182	48,463
Lundin Petroleum AB	3,013	57,696
Sandvik AB	17,523	248,849
Securitas AB Class B	5,061	54,777
Skandinaviska Enskilda Banken AB Class A	25,625	173,340
Skanska AB Class B (a) (b)	5,471	83,386
SKF AB Class B	5,643	77,636
Svenska Handelsbanken AB Class A (a)	24,006	201,032
Swedbank AB Class A	13,958	155,865
Swedish Match AB	2,668	152,615
Tele2 AB Class B	7,543	101,364
Telefonaktiebolaget LM Ericsson Class B	47,307	386,090
Telia Co AB	42,797	153,946
Volvo AB Class B	22,964	276,136
		4,530,249
Switzerland — 10.4%
ABB Ltd. Registered	28,584	502,580
Adecco Group AG Registered	2,395	94,496
Alcon, Inc. (a)	6,461	329,718
Baloise Holding AG Registered	780	102,381
Barry Callebaut AG Registered	38	76,407
Chocoladefabriken Lindt & Spruengli AG	17	143,625
Chocoladefabriken Lindt & Spruengli AG Registered	2	174,965
Cie Financiere Richemont SA Registered	8,185	448,576

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Clariant AG	3,190	$53,654
Coca-Cola HBC AG	2,994	64,350
Credit Suisse Group AG Registered	40,093	331,063
Dufry AG Registered	587	18,196
EMS-Chemie Holding AG Registered	133	83,713
Geberit AG Registered	573	252,771
Givaudan SA Registered	143	443,361
Julius Baer Group Ltd.	3,530	120,518
Kuehne & Nagel International AG Registered	841	115,595
LafargeHolcim Ltd. Registered	3,377	123,452
LafargeHolcim Ltd. Registered	4,338	157,072
Lonza Group AG Registered	1,165	484,700
Nestle SA Registered	46,011	4,742,272
Novartis AG Registered	33,194	2,743,319
Pargesa Holding SA	563	37,373
Partners Group Holding AG	289	199,896
Roche Holding AG	10,861	3,531,063
Schindler Holding AG	656	144,191
Schindler Holding AG Registered	231	48,870
SGS SA Registered	96	222,685
Sika AG Registered	1,976	326,942
Sonova Holding AG Registered	844	152,372
Straumann Holding AG Registered	158	117,752
The Swatch Group AG	434	86,741
The Swatch Group AG Registered	907	35,690
Swiss Life Holding AG Registered	518	176,363
Swiss Prime Site AG Registered	1,196	117,402
Swiss Re AG	4,614	355,757
Swisscom AG Registered	402	216,721
Temenos Group AG Registered	1,029	134,927
UBS Group AG Registered	58,239	544,328
Vifor Pharma AG	711	98,377
Zurich Insurance Group AG	2,324	824,925
		18,979,159
United Kingdom — 14.5%
3i Group PLC	14,922	146,036
Admiral Group PLC	2,932	80,903
Anglo American PLC	16,169	282,542
Antofagasta PLC	5,862	55,924
Ashtead Group PLC	7,225	160,472
Associated British Foods PLC	5,443	122,157
AstraZeneca PLC	20,514	1,832,476
Auto Trader Group PLC (d)	13,790	74,944
Aveva Group PLC	949	40,978
Aviva PLC	60,206	199,878
BAE Systems PLC	50,464	325,627
Barclays PLC	272,061	316,111
Barratt Developments PLC	15,695	85,539

	Number of Shares	Value
The Berkeley Group Holdings PLC	1,962	$87,704
BHP Group PLC	32,759	506,682
BP PLC	311,222	1,323,992
British American Tobacco PLC	35,867	1,224,800
The British Land Co. PLC	13,857	57,650
BT Group PLC	129,596	189,019
Bunzl PLC	5,382	108,517
Burberry Group PLC	6,310	103,232
Carnival PLC	2,454	29,786
Centrica PLC	93,994	44,214
Coca-Cola European Partners PLC	3,477	130,492
Compass Group PLC	24,899	389,037
Croda International PLC	2,006	106,088
Diageo PLC	36,507	1,169,271
Direct Line Insurance Group PLC	20,357	74,487
easyJet PLC	2,711	19,510
Evraz PLC	8,396	23,960
Experian PLC	14,029	390,542
Ferguson PLC	3,540	221,359
G4S PLC	24,651	28,136
GlaxoSmithKline PLC	76,975	1,443,847
Glencore PLC	167,437	255,552
GVC Holdings PLC	9,428	65,446
Halma PLC	5,780	137,325
Hargreaves Lansdown PLC	5,318	91,122
HSBC Holdings PLC	314,214	1,769,522
Imperial Brands PLC	14,592	270,476
Informa PLC	19,134	106,117
InterContinental Hotels Group PLC	2,647	113,333
Intertek Group PLC	2,490	145,538
ITV PLC	56,371	46,610
J Sainsbury PLC	29,115	75,824
JD Sports Fashion PLC	6,617	38,085
Johnson Matthey PLC	2,967	65,936
Kingfisher PLC	34,086	61,397
Land Securities Group PLC	11,196	77,138
Legal & General Group PLC	92,148	220,450
Lloyds Banking Group PLC	1,098,176	433,058
London Stock Exchange Group PLC	4,870	438,795
M&G PLC (a)	41,116	57,253
Marks & Spencer Group PLC	30,871	37,906
Meggitt PLC	11,658	42,233
Melrose Industries PLC	75,171	84,891
Micro Focus International PLC	5,158	25,515
Mondi PLC	7,304	124,585
National Grid PLC	52,853	619,463
Next PLC	2,055	103,512
NMC Health PLC (a) (c) (e)	1,971	—
Ocado Group PLC (a)	6,938	104,765

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Pearson PLC	11,948	$82,499
Persimmon PLC	4,952	117,275
Prudential PLC	40,774	520,481
Reckitt Benckiser Group PLC	10,810	829,642
RELX PLC	30,408	651,860
Rentokil Initial PLC	29,013	139,251
Rio Tinto PLC	17,476	802,196
Rolls-Royce Holdings PLC	26,954	113,433
Royal Bank of Scotland Group PLC	74,603	104,061
Royal Dutch Shell PLC Class A	64,183	1,123,190
Royal Dutch Shell PLC Class B	58,170	975,332
RSA Insurance Group PLC	15,864	82,462
The Sage Group PLC	17,016	124,625
Schroders PLC	1,940	59,588
Segro PLC	16,997	160,738
Severn Trent PLC	3,591	101,282
Smith & Nephew PLC	13,571	240,825
Smiths Group PLC	6,481	98,117
Spirax-Sarco Engineering PLC	1,121	113,241
SSE PLC	15,970	257,741
St. James’s Place PLC	8,377	79,823
Standard Chartered PLC	42,111	232,102
Standard Life Aberdeen PLC	37,090	102,609
Taylor Wimpey PLC	51,259	74,488
Tesco PLC	151,211	428,194
Unilever PLC	16,985	857,463
United Utilities Group PLC	10,714	119,640
Vodafone Group PLC	418,800	585,025
The Weir Group PLC	4,165	37,752
Whitbread PLC	2,047	76,654
Wm Morrison Supermarkets PLC	37,864	83,414
WPP PLC	19,568	133,332
		26,516,094

TOTAL COMMON STOCK (Cost $202,136,537)		176,023,035

PREFERRED STOCK — 0.5%
Germany — 0.5%

Bayerische Motoren Werke AG 6.470%	893	39,069
Fuchs Petrolub SE 2.180%	1,156	41,075
Henkel AG & Co. KGaA 1.980%	2,700	220,183
Porsche Automobil Holding SE 3.240%	2,423	104,673
Sartorius AG 0.290%	558	136,381
Volkswagen AG 2.680%	2,750	327,647
		869,028

	Number of Shares	Value
Italy — 0.0%
Telecom Italia SpA 5.420%	99,009	$39,193

TOTAL PREFERRED STOCK (Cost $1,181,279)		908,221

TOTAL EQUITIES (Cost $203,317,816)		176,931,256

MUTUAL FUNDS — 0.5%
United States — 0.5%
State Street Navigator Securities Lending Prime Portfolio (f)	901,709	901,709

TOTAL MUTUAL FUNDS (Cost $901,709)		901,709

TOTAL LONG-TERM INVESTMENTS (Cost $204,219,525)		177,832,965

	Principal Amount
SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%, due 4/01/20 (g)	$935,436	935,436

TOTAL SHORT-TERM INVESTMENTS (Cost $935,436)		935,436

TOTAL INVESTMENTS — 97.6% (Cost $205,154,961) (h)		178,768,401

Other Assets/(Liabilities) — 2.4%		4,469,989

NET ASSETS — 100.0%		$183,238,390

Abbreviation Legend

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $6,605,866 or 3.61% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $6,086,966 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2020, these securities amounted to a value of $5,267 or 0.00% of net assets.
(d)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2020, the aggregate market value of these securities amounted to $1,837,365 or 1.00% of net assets.

(e)	Investment was valued using significant unobservable inputs.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)

Maturity value of $935,436. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 7/15/22, and an aggregate market value, including accrued interest, of $955,173.

(h)	See Note 6 for aggregate cost for federal tax purposes.

Sector weightings, as a percentage of net assets, is as follows:

Consumer, Non-cyclical	28.3%
Financial	18.9%
Industrial	12.4%
Consumer, Cyclical	12.0%
Communications	6.0%
Basic Materials	5.8%
Technology	4.9%
Utilities	4.0%
Energy	4.0%
Mutual Funds	0.5%
Diversified	0.3%
Total Long-Term Investments	97.1%
Short-Term Investments and Other Assets and Liabilities	2.9%
Net Assets	100.0%

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of Montreal*	6/17/20	USD	158,768	GBP	128,894	$(1,544)
Bank of New York Mellon*	6/17/20	USD	33,818	ILS	119,805	(137)
Citibank N.A.*	6/17/20	SGD	33,157	USD	23,816	(461)
Citibank N.A.*	6/17/20	HKD	883,100	USD	113,666	209
Citibank N.A.*	6/17/20	SEK	1,343,169	USD	137,757	(1,754)
Citibank N.A.*	6/17/20	GBP	343,382	USD	430,416	(3,333)
Citibank N.A.*	6/17/20	AUD	332,010	USD	208,529	(4,268)
Citibank N.A.*	6/17/20	EUR	576,730	USD	644,370	(6,446)
Goldman Sachs & Co.*	6/17/20	DKK	227,263	USD	33,973	(306)
Goldman Sachs & Co.*	6/17/20	JPY	49,924,273	USD	468,507	(2,696)
Goldman Sachs & Co.*	6/17/20	USD	10,056	NOK	101,065	332
Goldman Sachs & Co.*	6/17/20	USD	12,227	CHF	11,563	170
Morgan Stanley & Co. LLC*	6/17/20	USD	501,049	EUR	452,223	843
Morgan Stanley & Co. LLC*	6/17/20	USD	286,541	JPY	30,853,569	(1,334)
						$(20,725)

*	Contracts are subject to a Master Netting Agreement.

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
Hang Seng Index	4/28/20	2	$292,858	$13,098
Topix Index	6/11/20	14	1,773,370	53,368
SPI 200 Index	6/18/20	9	687,812	19,261
Euro Stoxx 50 Index	6/19/20	103	2,736,135	384,420
FTSE 100 Index	6/19/20	20	1,249,844	150,127
				$620,274

Currency Legend

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund — Portfolio of Investments
March 31, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.2%
COMMON STOCK — 97.0%
Australia — 1.1%
AMP Ltd. (a)	1,967,938	$1,604,930
Brambles Ltd.	244,500	1,613,576
Orica Ltd.	209,777	1,968,007
		5,186,513
Belgium — 0.8%
KBC Group NV	80,335	3,707,220
Brazil — 0.2%
Ambev SA ADR	444,986	1,023,468
Canada — 2.5%
Canadian National Railway Co.	80,029	6,212,651
Cenovus Energy, Inc.	557,917	1,125,904
Open Text Corp.	43,400	1,517,597
Suncor Energy, Inc.	159,106	2,539,274
		11,395,426
Cayman Islands — 0.9%
Alibaba Group Holding Ltd. Sponsored ADR (a)	1,175	228,514
Baidu, Inc. Sponsored ADR (a)	15,570	1,569,300
Tencent Holdings Ltd.	29,300	1,428,714
Trip.com Group Ltd. ADR (a)	44,200	1,036,490
		4,263,018
Denmark — 2.0%
Carlsberg A/S Class B	20,310	2,305,512
Novo Nordisk A/S Class B	114,110	6,883,280
		9,188,792
Finland — 0.4%
UPM-Kymmene OYJ (b)	60,200	1,659,259
France — 14.7%
Accor SA	113,721	3,110,731
Air Liquide SA	73,356	9,402,548
BNP Paribas SA	174,601	5,263,385
Bureau Veritas SA	67,261	1,278,471
Capgemini SE	25,426	2,150,902
Danone SA	61,951	3,995,506
Dassault Systemes SE	11,906	1,765,621
Engie SA	272,466	2,818,425
EssilorLuxottica SA	41,217	4,446,898
Hermes International	1,021	705,165
L’Oreal SA	14,557	3,821,007
Legrand SA	43,750	2,811,359
LVMH Moet Hennessy Louis Vuitton SE	15,478	5,745,361
Pernod Ricard SA	37,178	5,288,154
Publicis Groupe SA	111,873	3,209,639

	Number of Shares	Value
Schneider Electric SE	107,342	$9,241,987
Valeo SA	138,530	2,316,657
		67,371,816
Germany — 12.1%
Allianz SE Registered	25,135	4,332,808
Bayer AG Registered	166,205	9,756,269
Bayerische Motoren Werke AG	109,485	5,747,967
Beiersdorf AG	59,471	6,051,377
Continental AG	69,780	5,103,001
Daimler AG Registered	188,173	5,772,671
Deutsche Boerse AG	23,594	3,241,065
Henkel AG & Co. KGaA	6,000	452,140
Merck KGaA	35,461	3,677,039
MTU Aero Engines AG	9,884	1,448,032
SAP SE	72,809	8,362,340
thyssenkrupp AG (a)	322,317	1,717,378
		55,662,087
Hong Kong — 2.0%
AIA Group Ltd.	1,016,400	9,143,841
India — 1.7%
Axis Bank Ltd.	230,705	1,136,674
Housing Development Finance Corp. Ltd.	116,296	2,471,478
Tata Consultancy Services Ltd.	170,672	4,074,065
		7,682,217
Indonesia — 0.2%
Bank Mandiri Persero Tbk PT	3,193,800	913,394
Ireland — 2.0%
Linde PLC (a)	18,251	3,293,291
Ryanair Holdings PLC Sponsored ADR (a)	115,096	6,110,446
		9,403,737
Israel — 0.9%
Check Point Software Technologies Ltd. (a)	41,424	4,164,769
Italy — 2.1%
Eni SpA	205,508	2,077,773
Intesa Sanpaolo SpA	4,700,916	7,673,087
		9,750,860
Japan — 11.9%
Daikin Industries Ltd.	44,400	5,414,405
Denso Corp.	38,800	1,253,324
FANUC Corp.	5,200	705,163
Hitachi Ltd.	134,500	3,915,273
Hoya Corp.	99,100	8,429,338
Japan Tobacco, Inc.	166,000	3,072,737
Koito Manufacturing Co. Ltd.	37,600	1,272,460

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Komatsu Ltd.	188,600	$3,103,243
Kubota Corp.	290,200	3,712,071
Kyocera Corp.	78,700	4,667,109
Olympus Corp.	448,000	6,465,728
Shin-Etsu Chemical Co. Ltd.	16,600	1,645,207
SMC Corp.	2,600	1,109,867
Terumo Corp.	206,700	7,108,305
Toyota Motor Corp.	44,400	2,672,959
		54,547,189
Mexico — 0.3%
Grupo Televisa SAB Sponsored ADR	213,000	1,235,400
Netherlands — 4.0%
Akzo Nobel NV	58,780	3,875,150
CNH Industrial NV	784,442	4,488,273
EXOR NV	66,000	3,399,640
ING Groep NV	316,646	1,658,610
QIAGEN NV (a)	63,523	2,577,910
Randstad NV	63,592	2,246,808
		18,246,391
Portugal — 0.3%
Galp Energia SGPS SA	140,831	1,607,905
Republic of Korea — 0.9%
NAVER Corp.	25,250	3,473,475
Samsung Electronics Co. Ltd.	22,450	872,499
		4,345,974
Singapore — 0.6%
DBS Group Holdings, Ltd.	221,300	2,893,535
South Africa — 0.7%
Naspers Ltd.	23,175	3,292,495
Spain — 1.1%
Amadeus IT Group SA	103,011	4,885,340
Sweden — 2.6%
Essity AB Class B	102,036	3,146,516
Hennes & Mauritz AB Class B (b)	234,394	3,015,938
SKF AB Class B (b)	202,700	2,788,724
Volvo AB Class B	252,300	3,033,835
		11,985,013
Switzerland — 13.2%
Alcon, Inc. (a)	14,581	744,098
Cie Financiere Richemont SA Registered	85,472	4,684,260
Credit Suisse Group AG Registered	618,325	5,105,749
Julius Baer Group Ltd.	55,882	1,907,868
Kuehne & Nagel International AG Registered	4,140	569,039
LafargeHolcim Ltd. Registered	53,484	1,955,202
Nestle SA Registered	134,114	13,822,892

	Number of Shares	Value
Novartis AG Registered	72,914	$6,025,980
Roche Holding AG	37,286	12,122,201
Sika AG Registered	14,056	2,325,656
The Swatch Group AG	9,750	1,948,673
UBS Group AG Registered	462,446	4,322,228
Zurich Insurance Group AG	13,998	4,968,715
		60,502,561
Taiwan — 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	35,000	312,411
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	86,461	4,131,971
		4,444,382
United Kingdom — 16.1%
Amcor PLC	142,482	1,155,802
Ashtead Group PLC	159,090	3,533,489
Barclays PLC	827,511	961,496
Bunzl PLC	101,031	2,037,079
Compass Group PLC	237,289	3,707,549
Diageo PLC	160,274	5,133,364
Experian PLC	221,791	6,174,260
Ferguson PLC	21,467	1,342,349
G4S PLC	859,000	980,446
Glencore PLC	3,664,100	5,592,371
Liberty Global PLC Series A (a)	143,100	2,362,581
Liberty Global PLC Series C (a)	27,600	433,596
Lloyds Banking Group PLC	11,728,300	4,624,976
Prudential PLC	178,400	2,277,282
Reckitt Benckiser Group PLC	69,439	5,329,281
RELX PLC	180,915	3,893,381
RELX PLC	84,634	1,814,310
Rio Tinto PLC	59,679	2,739,430
Rolls-Royce Holdings PLC	1,097,858	4,620,225
Royal Bank of Scotland Group PLC	1,509,900	2,106,097
Schroders PLC	108,268	3,325,474
Schroders PLC	300	7,881
Smiths Group PLC	215,705	3,265,598
Tesco PLC	908,303	2,572,098
WPP PLC	563,104	3,836,823
		73,827,238
United States — 0.7%
Yum China Holdings, Inc.	71,885	3,064,458

TOTAL COMMON STOCK (Cost $548,685,420)		445,394,298

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund — Portfolio of Investments (Continued)

	Number of Shares	Value

PREFERRED STOCK — 0.2%
Germany — 0.2%
Henkel AG & Co. KGaA 1.980%	12,200	$994,900

TOTAL PREFERRED STOCK (Cost $1,207,163)		994,900

TOTAL EQUITIES (Cost $549,892,583)		446,389,198

MUTUAL FUNDS — 0.8%
United States — 0.8%
State Street Navigator Securities Lending Prime Portfolio (c)	3,720,938	3,720,938

TOTAL MUTUAL FUNDS (Cost $3,720,938)		3,720,938

TOTAL LONG-TERM INVESTMENTS (Cost $553,613,521)		450,110,136

	Principal Amount
SHORT-TERM INVESTMENTS — 2.2%
Repurchase Agreement — 2.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%, due 4/01/20 (d)	$10,096,715	10,096,715

TOTAL SHORT-TERM INVESTMENTS (Cost $10,096,715)		10,096,715

TOTAL INVESTMENTS — 100.2% (Cost $563,710,236) (e)		460,206,851

Other Assets/(Liabilities) — (0.2)%		(1,122,575)

NET ASSETS — 100.0%		$459,084,276

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $5,170,823 or 1.13% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $1,607,151 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral. (Note 2).
(d)

Maturity value of $10,096,715. Collateralized by U.S. Government Agency obligations with rates ranging from 1.750% - 1.875%, maturity dates ranging from 7/15/22 - 7/31/22, and an aggregate market value, including accrued interest, of $10,303,440.

(e)	See Note 6 for aggregate cost for federal tax purposes.

Sector weightings, as a percentage of net assets, is as follows:

Consumer, Non-cyclical	31.2%
Financial	16.8%
Industrial	16.1%
Consumer, Cyclical	13.6%
Basic Materials	6.5%
Technology	6.0%
Communications	4.8%
Energy	1.6%
Mutual Funds	0.8%
Utilities	0.6%
Total Long-Term Investments	98.0%
Short-Term Investments and Other Assets and Liabilities	2.0%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund — Portfolio of Investments (Continued)

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
State Street Bank and Trust Co. *	6/17/20	CHF	695,000	USD	714,377	$10,321
State Street Bank and Trust Co. *	6/17/20	USD	1,947,531	CHF	1,893,000	(26,360)
						$(16,039)

*	Contracts are subject to a Master Netting Agreement.

Currency Legend

CHF	Swiss Franc
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments
March 31, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.9%
COMMON STOCK — 97.0%
Australia — 1.8%
Australia & New Zealand Banking Group Ltd.	116,069	$1,251,768
BHP Group Ltd. (a)	248,529	4,518,237
Challenger Ltd.	280,246	713,515
CSL Ltd.	4,581	831,007
Downer EDI Ltd.	542,188	986,786
IGO Ltd.	448,099	1,197,407
Incitec Pivot Ltd.	655,008	834,345
Macquarie Group Ltd.	29,904	1,628,062
Rio Tinto Ltd.	14,258	754,727
Scentre Group	490,019	485,168
South32 Ltd.	3,155,199	3,400,915
Suncorp Group Ltd.	232,556	1,299,791
Worley Ltd. (a)	326,607	1,279,934
		19,181,662
Austria — 0.5%
BAWAG Group AG (b)	68,465	1,923,660
Erste Group Bank AG	161,085	2,985,666
		4,909,326
Belgium — 0.7%
Anheuser-Busch InBev SA/NV	33,331	1,480,173
Galapagos NV (c)	9,115	1,808,621
KBC Group NV	69,280	3,197,065
Umicore SA	42,415	1,483,217
		7,969,076
Bermuda — 0.7%
Credicorp Ltd.	32,930	4,711,295
Hiscox Ltd.	127,465	1,459,494
Hongkong Land Holdings Ltd.	200,200	748,851
Liberty Latin America Ltd. Class C (c)	101,897	1,045,463
		7,965,103
Brazil — 0.9%
B3 SA - Brasil Bolsa Balcao	211,900	1,464,023
Banco Bradesco SA Sponsored ADR	346,760	1,407,846
EDP - Energias do Brasil SA	417,900	1,309,331
Lojas Renner SA	213,258	1,377,367
Porto Seguro SA	63,700	550,683
Raia Drogasil SA	127,066	2,490,651
Suzano SA	116,600	803,124
		9,403,025
British Virgin Islands — 0.1%
Mail.ru Group Ltd. GDR (b) (c)	48,875	792,460
Canada — 2.2%
Bombardier, Inc. Class B (a) (c)	651,645	210,686

	Number of Shares	Value
Element Fleet Management Corp.	290,804	$1,851,491
Franco-Nevada Corp.	23,649	2,362,883
Magna International, Inc.	164,970	5,265,842
National Bank of Canada (a)	112,526	4,348,958
Seven Generations Energy Ltd. Class A (c)	466,160	513,429
Sun Life Financial, Inc. (a)	76,512	2,461,237
TC Energy Corp.	51,200	2,275,677
TMX Group Ltd.	16,512	1,229,278
Waste Connections, Inc.	31,479	2,439,623
		22,959,104
Cayman Islands — 6.7%
58.com, Inc. ADR (c)	54,197	2,640,478
AAC Technologies Holdings, Inc.	72,500	373,621
Alibaba Group Holding Ltd. Sponsored ADR (c)	123,867	24,089,654
Baidu, Inc. Sponsored ADR (c)	19,276	1,942,828
China Mengniu Dairy Co. Ltd.	1,554,000	5,382,384
CK Hutchison Holdings Ltd.	715,000	4,795,009
Farfetch Ltd. Class A (a) (c)	62,922	497,084
Hengan International Group Co. Ltd.	107,000	802,372
JOYY, Inc. ADR (c)	32,182	1,714,013
Pagseguro Digital Ltd. Class A (c)	28,037	541,955
StoneCo Ltd. Class A (a) (c)	55,959	1,218,227
Sunny Optical Technology Group Co. Ltd.	64,700	862,965
TAL Education Group Sponsored ADR (c)	35,896	1,911,821
Tencent Holdings Ltd.	421,900	20,572,507
Tencent Music Entertainment Group ADR (c)	62,600	629,756
Trip.com Group Ltd. ADR (c)	50,950	1,194,778
XP, Inc. (c)	70,233	1,354,795
		70,524,247
Chile — 0.2%
Banco Santander Chile Sponsored ADR	131,060	1,982,938
China — 3.2%
Anhui Conch Cement Co. Ltd. Class H	506,000	3,497,970
BTG Hotels Group Co. Ltd. Class A	406,060	773,770
China Longyuan Power Group Corp. Class H	2,319,000	1,268,287
Gree Electric Appliances, Inc. of Zhuhai Class A	544,500	4,023,641
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	355,161	1,389,987
Kweichow Moutai Co. Ltd. Class A	31,398	4,935,475
Midea Group Co. Ltd. Class A	115,500	791,143

The accompanying notes are an integral part of the financial statements.

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
PICC Property & Casualty Co. Ltd. Class H	5,356,000	$5,151,646
Ping An Insurance Group Co. of China Ltd. Class H	714,000	6,984,461
Shanghai International Airport Co. Ltd. Class A	100,300	863,465
Sinopharm Group Co. Ltd. Class H	268,800	601,962
Tsingtao Brewery Co. Ltd. Class H	400,000	2,030,955
Yifeng Pharmacy Chain Co. Ltd. Class A	83,300	1,090,987
		33,403,749
Colombia — 0.0%
Grupo Aval Acciones y Valores SA ADR	88,205	386,338
Czech Republic — 0.1%
Komercni banka AS	29,678	563,570
Denmark — 0.4%
Ascendis Pharma A/S ADR (c)	5,300	596,833
Danske Bank A/S	52,423	594,193
GN Store Nord A/S	30,731	1,375,633
Novo Nordisk A/S Class B	20,767	1,252,695
		3,819,354
Finland — 1.0%
Nokia OYJ	594,672	1,866,295
Nordea Bank Abp	526,023	2,969,340
Sampo OYJ Class A	124,738	3,648,542
Stora Enso OYJ Class R	183,624	1,863,692
		10,347,869
France — 6.8%
Air Liquide SA	36,566	4,686,918
AXA SA	476,793	8,256,582
BNP Paribas SA	186,961	5,635,980
Criteo SA Sponsored ADR (c)	24,838	197,462
Dassault Aviation SA	5,083	4,182,912
Electricite de France SA	193,971	1,529,709
Engie SA	433,541	4,484,607
EssilorLuxottica SA	32,534	3,510,090
Eutelsat Communications SA	110,973	1,161,992
Ipsen SA	13,622	707,088
Kering SA	3,119	1,627,477
L’Oreal SA	12,233	3,210,990
Legrand SA	19,918	1,279,923
LVMH Moet Hennessy Louis Vuitton SE	2,275	844,469
Orange SA	138,318	1,714,896
Safran SA	12,810	1,125,948
Sanofi	41,624	3,664,609
Teleperformance	4,352	908,358
Thales SA	126,467	10,615,009

	Number of Shares	Value
Total SA	251,639	$9,758,426
Ubisoft Entertainment SA (c)	33,258	2,452,648
		71,556,093
Germany — 6.3%
Allianz SE Registered	47,782	8,236,731
BASF SE	64,557	3,120,268
Bayer AG Registered	190,720	11,195,305
Bayerische Motoren Werke AG	24,806	1,302,316
Covestro AG (b)	72,736	2,259,444
Daimler AG Registered	51,730	1,586,945
Deutsche Wohnen SE	59,282	2,265,037
Evotec SE (a) (c)	78,904	1,787,276
Fresenius SE & Co. KGaA	58,319	2,191,552
GEA Group AG	62,437	1,285,668
HeidelbergCement AG	25,682	1,120,110
KION Group AG	20,534	901,981
Knorr-Bremse AG	29,101	2,609,193
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	15,452	3,123,534
SAP SE	63,744	7,321,196
Siemens AG Registered	86,569	7,450,849
Siemens Healthineers AG (b)	49,084	1,947,572
Stroeer SE & Co KGaA	16,140	841,359
Teamviewer AG (c)	53,494	2,140,555
Telefonica Deutschland Holding AG	514,063	1,277,610
Zalando SE (b) (c)	66,662	2,597,419
		66,561,920
Hong Kong — 2.0%
AIA Group Ltd.	1,729,200	15,556,404
Beijing Enterprises Holdings Ltd.	231,500	842,425
China Resources Beer Holdings Company Ltd.	330,000	1,497,898
CSPC Pharmaceutical Group Ltd.	528,000	1,050,871
Fosun International Ltd.	1,278,500	1,468,832
Galaxy Entertainment Group Ltd.	141,000	746,861
		21,163,291
Hungary — 0.2%
OTP Bank Nyrt	85,102	2,468,665
India — 2.1%
Axis Bank Ltd.	407,055	2,005,543
Bharti Infratel Ltd.	428,341	897,519
HDFC Bank Ltd.	227,229	2,544,976
Housing Development Finance Corp. Ltd.	396,581	8,427,989
ICICI Bank Ltd. Sponsored ADR	135,000	1,147,500
Infosys Ltd.	213,966	1,792,621
Maruti Suzuki India Ltd.	32,300	1,810,155

The accompanying notes are an integral part of the financial statements.

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
NTPC Ltd.	2,598,357	$2,859,032
Power Grid Corp. of India Ltd.	232,977	484,919
Shriram Transport Finance Co. Ltd.	70,873	602,604
		22,572,858
Indonesia — 0.8%
Astra International Tbk PT	3,983,500	950,633
Bank Central Asia Tbk PT	3,380,100	5,715,534
Bank Negara Indonesia Persero Tbk PT	2,850,600	665,452
Sarana Menara Nusantara Tbk PT	35,941,800	1,475,291
		8,806,910
Ireland — 0.5%
DCC PLC	22,308	1,406,954
Linde PLC (c)	21,130	3,812,790
		5,219,744
Italy — 1.0%
Banca Mediolanum SpA	197,152	1,005,752
DiaSorin SpA	8,226	1,091,843
Eni SpA	194,194	1,963,384
Intesa Sanpaolo SpA	608,698	993,550
Leonardo SpA	240,637	1,600,878
Moncler SpA	53,972	1,970,253
Prysmian SpA	148,514	2,378,383
		11,004,043
Japan — 17.1%
Aisin Seiki Co. Ltd.	7,800	192,076
Asahi Kasei Corp.	236,500	1,671,534
Asics Corp.	154,800	1,428,328
Astellas Pharma, Inc.	602,500	9,326,800
Benesse Holdings, Inc.	71,700	1,826,094
Bridgestone Corp.	46,600	1,434,031
Central Japan Railway Co.	12,100	1,939,665
Coca-Cola Bottlers Japan Holdings, Inc.	92,700	1,904,236
CyberAgent, Inc.	42,000	1,629,862
Daiichi Sankyo Co. Ltd.	19,600	1,348,512
DeNA Co. Ltd. (a)	24,500	268,357
Denso Corp.	23,700	765,561
DIC Corp.	68,600	1,516,652
Disco Corp.	7,000	1,381,433
Electric Power Development Co. Ltd.	70,500	1,423,294
en-japan, Inc.	27,300	509,848
Ezaki Glico Co. Ltd.	52,700	2,210,922
Fujitsu General Ltd.	128,600	2,323,403
Fujitsu Ltd.	35,600	3,212,511
Hamamatsu Photonics KK	40,300	1,649,547
Hitachi Ltd.	110,000	3,202,082
Hitachi Metals Ltd. (a)	149,000	1,568,957

	Number of Shares	Value
Honda Motor Co. Ltd.	38,200	$859,107
Hoshizaki Corp.	13,400	1,006,998
Japan Tobacco, Inc.	115,600	2,139,809
JGC Holdings Corp. (a)	92,800	744,377
Kansai Paint Co. Ltd. (a)	47,500	905,736
Kao Corp.	12,800	1,048,052
Kirin Holdings Co. Ltd.	184,500	3,654,255
Mitsubishi Corp.	69,200	1,468,747
Mitsubishi Electric Corp.	661,800	8,167,717
Mitsubishi Estate Co. Ltd.	142,300	2,097,767
Mitsubishi Motors Corp.	409,500	1,159,581
Mitsubishi UFJ Financial Group, Inc.	1,157,800	4,319,338
Mitsubishi UFJ Lease & Finance Co. Ltd.	203,700	1,001,711
Mitsui Fudosan Co. Ltd.	255,400	4,417,411
Mitsui Mining & Smelting Co. Ltd. (a)	25,800	430,594
Murata Manufacturing Co. Ltd.	105,100	5,319,628
Nippon Shokubai Co. Ltd.	29,700	1,361,480
Nippon Telegraph & Telephone Corp.	730,200	17,327,805
Omron Corp.	29,400	1,529,489
ORIX Corp.	167,600	2,015,449
Otsuka Holdings Co. Ltd.	223,700	8,757,732
Outsourcing, Inc.	141,600	613,881
Pan Pacific International Holding Corp.	81,200	1,541,970
Panasonic Corp.	185,500	1,416,061
Persol Holdings Co. Ltd. (a)	145,800	1,464,485
Pola Orbis Holdings, Inc.	25,600	472,856
Recruit Holdings Co. Ltd.	70,400	1,817,855
Renesas Electronics Corp. (c)	121,500	436,230
Seven & i Holdings Co. Ltd.	181,000	5,977,046
SMC Corp.	3,300	1,408,678
SoftBank Group Corp.	31,200	1,092,531
Sompo Holdings, Inc.	72,500	2,242,604
Sony Corp.	31,500	1,872,461
Stanley Electric Co. Ltd.	221,500	4,364,494
Sumitomo Corp.	365,300	4,188,838
Sumitomo Mitsui Trust Holdings, Inc.	44,100	1,274,006
Sumitomo Rubber Industries Ltd.	73,900	697,447
Suzuki Motor Corp.	68,600	1,641,453
Takeda Pharmaceutical Co. Ltd.	316,931	9,698,910
Takeda Pharmaceutical Co. Ltd. Sponsored ADR (c)	60,963	925,418
TechnoPro Holdings, Inc.	24,500	1,137,797
Terumo Corp.	45,700	1,571,599
THK Co. Ltd.	68,800	1,404,699
Tokio Marine Holdings, Inc.	63,500	2,912,270
Tokyo Electron Ltd.	21,900	4,118,061
Tosoh Corp.	19,800	225,271

The accompanying notes are an integral part of the financial statements.

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Toyota Motor Corp.	146,900	$8,843,640
Welcia Holdings Co. Ltd.	15,100	1,063,124
Z Holdings Corp.	1,163,800	3,743,454
		180,633,627
Luxembourg — 0.2%
Samsonite International SA (b)	589,800	557,697
Tenaris SA ADR	167,568	2,019,195
		2,576,892
Mexico — 0.2%
Grupo Aeroportuario del Sureste SAB de CV ADR	8,051	757,921
Wal-Mart de Mexico SAB de CV	734,700	1,730,947
		2,488,868
Netherlands — 6.0%
ABN AMRO Bank NV (b)	270,857	2,223,371
Adyen NV (b) (c)	769	650,826
Airbus SE	57,174	3,709,633
Akzo Nobel NV	40,643	2,679,444
ASML Holding NV	39,391	10,468,568
CNH Industrial NV	226,627	1,296,672
ING Groep NV	712,462	3,731,918
Koninklijke DSM NV	22,902	2,602,449
Koninklijke Philips NV	344,995	13,963,571
NXP Semiconductor NV	130,952	10,859,849
Prosus NV (c)	80,589	5,583,897
Unilever NV	77,015	3,794,527
X5 Retail Group NV GDR (b)	55,309	1,485,464
Yandex NV Class A (c)	22,000	749,100
		63,799,289
Norway — 0.6%
DNB ASA	204,703	2,295,789
Equinor ASA	170,180	2,143,707
Storebrand ASA	281,873	1,130,372
Yara International ASA	21,340	675,184
		6,245,052
Philippines — 0.4%
SM Investments Corp.	221,450	3,577,290
Universal Robina Corp.	516,570	1,058,859
		4,636,149
Poland — 0.1%
Powszechny Zaklad Ubezpieczen SA	214,808	1,623,773
Portugal — 1.0%
Banco Comercial Portugues SA	5,267,155	592,381
Galp Energia SGPS SA	512,973	5,856,750
Jeronimo Martins SGPS SA	221,337	4,003,436
		10,452,567

	Number of Shares	Value
Republic of Korea — 4.6%
KT Corp. Sponsored ADR (c)	167,969	$1,306,799
KT Corp.	42,584	687,174
LG Household & Health Care Ltd.	8,574	7,843,345
NAVER Corp.	68,881	9,475,501
POSCO	6,534	857,334
Samsung Electronics Co. Ltd.	667,224	25,931,067
SK Hynix, Inc.	38,734	2,620,283
		48,721,503
Russia — 0.7%
Sberbank of Russia PJSC Sponsored ADR	769,916	7,295,029
Saudi Arabia — 0.3%
Al Rajhi Bank	153,059	2,191,565
National Commercial Bank	92,640	855,519
		3,047,084
Singapore — 0.7%
DBS Group Holdings, Ltd.	77,200	1,009,403
United Overseas Bank Ltd.	329,700	4,515,074
Wilmar International Ltd.	641,600	1,451,224
		6,975,701
South Africa — 1.4%
Absa Group Ltd.	37,251	155,884
Capitec Bank Holdings Ltd.	10,448	511,522
Clicks Group Ltd.	59,096	849,878
FirstRand Ltd. (a)	873,652	1,962,819
Naspers Ltd.	55,840	7,933,243
Sanlam Ltd.	423,891	1,209,128
Shoprite Holdings Ltd.	248,902	1,736,026
		14,358,500
Spain — 0.7%
Amadeus IT Group SA	58,609	2,779,556
Iberdrola SA	402,787	3,977,117
Indra Sistemas SA (a) (c)	100,716	829,210
		7,585,883
Sweden — 1.7%
Elekta AB (a)	133,212	1,102,207
Essity AB Class B	195,080	6,015,743
Getinge AB Class B	124,313	2,387,074
Hexagon AB Class B	24,268	1,035,117
Lundin Petroleum AB	40,562	776,719
Svenska Handelsbanken AB Class A (c)	243,705	2,040,841
Swedbank AB Class A	156,752	1,750,408
Telefonaktiebolaget LM Ericsson Class B	331,656	2,706,769
		17,814,878

The accompanying notes are an integral part of the financial statements.

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Switzerland — 7.2%
ABB Ltd. Registered	119,423	$2,099,761
Adecco Group AG Registered	27,590	1,088,584
Alcon, Inc. (c)	52,768	2,692,858
dormakaba Holding AG	1,963	873,479
Julius Baer Group Ltd.	83,129	2,838,108
Lonza Group AG Registered	13,762	5,725,696
Nestle SA Registered	173,188	17,850,179
Novartis AG Registered	157,074	12,981,387
PSP Swiss Property AG Registered	5,046	631,085
Roche Holding AG	61,641	20,040,353
Temenos Group AG Registered	9,864	1,293,413
UBS Group AG Registered	282,925	2,644,344
Zurich Insurance Group AG	16,128	5,724,778
		76,484,025
Taiwan — 3.4%
Catcher Technology Co. Ltd.	35,000	222,559
Largan Precision Co. Ltd.	47,000	5,842,803
President Chain Store Corp.	188,000	1,759,387
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	105,255	5,030,136
Taiwan Semiconductor Manufacturing Co. Ltd.	2,448,000	21,850,881
Uni-President Enterprises Corp.	547,000	1,186,703
		35,892,469
Thailand — 0.6%
Airports of Thailand PCL	525,000	811,876
CP ALL PCL	2,879,800	5,330,932
		6,142,808
Turkey — 0.1%
BIM Birlesik Magazalar AS	99,627	749,581
United Arab Emirates — 0.3%
First Abu Dhabi Bank PJSC	1,321,163	3,411,366
United Kingdom — 10.0%
Amcor PLC	834,194	6,766,912
Antofagasta PLC	289,376	2,760,690
Ashtead Group PLC	45,556	1,011,828
ASOS PLC (c)	97,658	1,446,158
AstraZeneca PLC Sponsored ADR	142,453	6,361,951
Aviva PLC	319,892	1,062,010
BHP Group PLC	107,194	1,657,964
BP PLC Sponsored ADR	134,332	3,276,358
British American Tobacco PLC	84,669	2,891,308
BT Group PLC	1,238,365	1,806,186
Bunzl PLC	43,461	876,300
Burberry Group PLC	139,133	2,276,234
Close Brothers Group PLC	35,174	492,268

	Number of Shares	Value
Compass Group PLC	85,583	$1,337,201
Diageo PLC	78,041	2,499,550
Direct Line Insurance Group PLC	365,009	1,335,588
GlaxoSmithKline PLC Sponsored ADR (a)	237,777	9,009,371
Great Portland Estates PLC	324,461	2,739,423
HomeServe PLC	127,841	1,674,606
HSBC Holdings PLC	326,043	1,836,138
Informa PLC	162,969	903,828
Investec PLC	240,677	452,340
Johnson Matthey PLC	101,645	2,258,874
Kingfisher PLC	676,739	1,218,972
LivaNova PLC (c)	7,399	334,805
Lloyds Banking Group PLC	10,680,651	4,211,842
London Stock Exchange Group PLC	43,431	3,913,204
Meggitt PLC	714,596	2,588,725
Melrose Industries PLC	853,658	964,035
National Grid PLC	177,205	2,076,930
Network International Holdings PLC (b) (c)	531,437	2,608,123
Next PLC	30,809	1,551,875
Ninety One PLC (c)	48,430	104,008
Persimmon PLC	56,878	1,347,007
Playtech PLC	210,537	441,743
Rolls-Royce Holdings PLC	298,525	1,256,313
Royal Dutch Shell PLC B Shares	232,572	3,899,515
Royal Dutch Shell PLC Class B Sponsored ADR	51,538	1,683,231
RSA Insurance Group PLC	156,141	811,626
Smith & Nephew PLC	112,737	2,000,584
Smiths Group PLC	114,737	1,737,025
Standard Chartered PLC	117,588	648,106
Unilever PLC	138,343	6,984,045
Vodafone Group PLC	2,136,718	2,984,799
Vodafone Group PLC Sponsored ADR	150,501	2,072,399
The Weir Group PLC	67,209	609,196
WPP PLC	514,577	3,506,175
		106,287,369
United States — 1.5%
Autoliv, Inc.	19,279	922,528
Booking Holdings, Inc. (c)	2,047	2,753,870
Broadcom, Inc.	9,234	2,189,381
MercadoLibre, Inc. (c)	3,908	1,909,371
Philip Morris International, Inc.	69,662	5,082,539
Southern Copper Corp.	37,575	1,058,112

The accompanying notes are an integral part of the financial statements.

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Visa, Inc. Class A	10,119	$1,630,373
		15,546,174

TOTAL COMMON STOCK (Cost $1,255,126,499)		1,026,329,932

PREFERRED STOCK — 0.9%
Brazil — 0.6%
Banco Bradesco SA 3.340%	465,532	1,860,838
Itau Unibanco Holding SA 0.550%	952,050	4,230,641
		6,091,479
Germany — 0.0%
Sartorius AG 0.29%	1,688	412,565
Italy — 0.1%
Telecom Italia SpA 5.42%	1,686,110	667,455
Republic of Korea — 0.2%
Samsung Electronics Co. Ltd. 3.760%	62,121	2,027,784
United States — 0.0%
Roofoods Ltd., Series G (Acquired 5/16/19, Cost $550,376) (c) (d) (e) (f)	1,317	407,278

TOTAL PREFERRED STOCK (Cost $16,479,081)		9,606,561

TOTAL EQUITIES (Cost $1,271,605,580)		1,035,936,493

MUTUAL FUNDS — 0.0%
United States — 0.0%
State Street Navigator Securities Lending Prime Portfolio (g)	279,923	279,923

TOTAL MUTUAL FUNDS (Cost $279,923)		279,923

TOTAL LONG-TERM INVESTMENTS (Cost $1,271,885,503)		1,036,216,416

SHORT-TERM INVESTMENTS — 1.3%
Mutual Fund — 1.2%
T. Rowe Price Government Reserve Investment Fund	12,142,655	12,142,655

	Principal Amount	Value
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%, due 4/01/20 (h)	$1,274,731	$1,274,731

TOTAL SHORT-TERM INVESTMENTS (Cost $13,417,386)		13,417,386

TOTAL INVESTMENTS — 99.2% (Cost $1,285,302,889) (i)		1,049,633,802

Other Assets/(Liabilities) — 0.8%		8,597,048

NET ASSETS — 100.0%		$1,058,230,850

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $21,997,784 or 2.08% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $22,348,357 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(b)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2020, the aggregate market value of these securities amounted to $17,046,036 or 1.61% of net assets.

(c)	Non-income producing security.
(d)	Investment was valued using significant unobservable inputs.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2020, these securities amounted to a value of $407,278 or 0.04% of net assets.
(f)

Restricted security. Certain securities are restricted as to resale. At March 31, 2020, these securities amounted to a value of $407,278 or 0.04% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(g)	Represents investment of security lending cash collateral. (Note 2).
(h)

Maturity value of $1,274,731. Collateralized by U.S. Government Agency obligations with a rate of 1.875%, maturity date of 7/31/22, and an aggregate market value, including accrued interest, of $1,300,653.

(i)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

Sector weightings, as a percentage of net assets, is as follows:

Consumer, Non-cyclical	24.7%
Financial	21.2%
Communications	12.6%
Technology	10.3%
Industrial	10.2%
Consumer, Cyclical	8.3%
Basic Materials	5.0%
Energy	3.2%
Utilities	1.9%
Diversified	0.5%
Mutual Funds	0.0%
Total Long-Term Investments	97.9%
Short-Term Investments and Other Assets and Liabilities	2.1%
Net Assets	100.0%

OTC Options Written

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
Thales SA	Goldman Sachs International*	4/17/20	78.00	34	EUR	265,200	$(5,722)	$(5,722)	$—
ASML Holding NV	Goldman Sachs International*	4/17/20	300.00	11	EUR	330,000	(476)	(4,847)	4,371
Lonza Group AG	Goldman Sachs International*	4/17/20	430.00	4	CHF	172,000	(2,507)	(2,960)	453
Ubisoft Entertainment SA	JP Morgan Chase Bank N.A.*	4/17/20	78.00	22	EUR	171,600	(1,339)	(5,075)	3,736
ASML Holding NV	JP Morgan Chase Bank N.A.*	4/17/20	300.00	6	EUR	180,000	(260)	(4,591)	4,331
NXP Semiconductors NV	JPMorgan Chase Bank N.A.*	7/17/20	145.00	17	USD	246,500	(139)	(9,350)	9,211
NXP Semiconductors NV	JPMorgan Chase Bank N.A.*	7/17/20	145.00	7	USD	101,500	(57)	(3,544)	3,487
NXP Semiconductors NV	JPMorgan Chase Bank N.A.*	7/17/20	145.00	39	USD	565,500	(318)	(19,819)	19,501
NXP Semiconductors NV	JPMorgan Chase Bank N.A.*	1/15/21	150.00	10	USD	150,000	(571)	(7,478)	6,907
NXP Semiconductors NV	JPMorgan Chase Bank N.A.*	1/15/21	150.00	23	USD	345,000	(1,312)	(18,869)	17,557
							$(12,701)	$(82,255)	$69,554

*	Contracts are subject to a Master Netting Agreement.

The accompanying notes are an integral part of the financial statements.

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Citibank N.A.*	4/15/20	USD	1,615,929	JPY	166,557,000	$66,137

*	Contracts are subject to a Master Netting Agreement.

Currency Legend

CHF	Swiss Franc
EUR	Euro
JPY	Japanese Yen
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

MassMutual Select Funds – Financial Statements
Statements of Assets and Liabilities March 31, 2020 (Unaudited)

	MassMutual Select Total Return Bond Fund	MassMutual Select Strategic Bond Fund
Assets:
Investments, at value (Note 2) (a)	$888,441,021	$695,106,845
Repurchase agreements, at value (Note 2) (b)	30,288,181	261,244
Other short-term investments, at value (Note 2) (c)	63,655,582	—
Total investments (d)	982,384,784	695,368,089
Cash	29,347,254	1,019,305
Foreign currency, at value (e)	—	6,024,003
Receivables from:
Investments sold	21,219,112	2,525,772
Investments sold on a when-issued basis (Note 2)	192,034,793	34,170,547
Collateral pledged for open forward contracts	—	1,070,000
Collateral pledged for open futures contracts	—	1,272,992
Open forward contracts (Note 2)	—	2,036,566
Fund shares sold	2,563,527	1,765,708
Collateral pledged for open swap agreements (Note 2)	234,348	6,234,819
Variation margin on open derivative instruments (Note 2)	—	2,098,933
Interest and dividends	3,811,179	4,203,622
Interest tax reclaim receivable	1,365	1,600
Foreign taxes withheld	—	—
Prepaid expenses	55,797	72,602
Total assets	1,231,652,159	757,864,558
Liabilities:
Payables for:
Investments purchased	13,625,947	7,789,675
Written options outstanding, at value (Note 2) (f)	95,313	3,804,015
Open forward contracts (Note 2)	—	7,642,522
Foreign currency overdraft	—	—
Investments purchased on a when-issued basis (Note 2)	366,063,573	60,502,035
Fund shares repurchased	8,870,842	6,453,103
Collateral held for securities on loan (Note 2) (g)	260,413	252,982
Open swap agreements, at value (Note 2)	—	6,302
Trustees’ fees and expenses (Note 3)	167,113	52,464
Variation margin on open derivative instruments (Note 2)	150,514	—
Affiliates (Note 3):
Investment advisory fees	225,933	229,666
Administration fees	67,355	78,459
Service fees	109,034	78,826
Shareholder service fees	8,209	17,387
Distribution fees	18,069	11,517
Due to Custodian	—	—
Commitment and Contingent Liabilities (Note 9)	—	—
Accrued expense and other liabilities	71,382	109,018
Total liabilities	389,733,697	87,027,971
Net assets	$841,918,462	$670,836,587
Net assets consist of:
Paid-in capital	$813,400,772	$667,624,361
Accumulated Gain (Loss)	28,517,690	3,212,226
Net assets	$841,918,462	$670,836,587

(a)	Cost of investments:	$880,447,838	$697,893,655
(b)	Cost of repurchase agreements:	$30,288,181	$261,244
(c)	Cost of other short-term investments:	$64,053,976	$—
(d)	Securities on loan with market value of:	$255,124	$351,649
(e)	Cost of foreign currency:	$—	$6,254,282
(f)	Premiums on written options:	$200,455	$2,354,626
(g)	Non-cash collateral is not included.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund	MassMutual Select Fundamental Value Fund	MM S&P 500 Index Fund	MassMutual Select Equity Opportunities Fund	MassMutual Select Fundamental Growth Fund

$270,189,146	$440,175,177	$2,805,613,877	$524,150,072	$62,363,677
3,206,352	8,911,833	87,429,845	12,700,368	—
104	—	6,273,545	1,053	2,073,277
273,395,602	449,087,010	2,899,317,267	536,851,493	64,436,954
—	2,187,913	—	—	3,617
—	104,310	—	59,362	—

16,283	2,402,145	—	1,455,397	64,086
—	—	—	—	—
—	—	—	—	—
—	—	3,150,000	—	—
—	—	—	—	—
577,456	3,722,910	1,566,228	1,047,747	137,756
—	—	—	—	—
—	—	—	—	—
647,621	883,573	2,936,682	1,284,127	22,289
—	—	—	—	—
20,493	236,437	—	69,258	—
65,010	65,798	92,819	70,038	75,341
274,722,465	458,690,096	2,907,062,996	540,837,422	64,740,043

534,277	3,537,674	7,112,512	500,204	307,038
—	—	—	—	—
—	—	—	—	—
37	—	—	—	—
—	—	—	—	—
1,610,954	404,170	39,614,048	2,273,965	2,987
67,048	—	217,115	—	—
—	—	—	—	—
152,828	205,735	475,502	125,675	17,229
—	—	1,429,675	—	—

124,246	255,094	246,439	337,942	39,015
14,600	44,306	337,867	40,717	22,548
26,526	43,604	507,623	43,189	12,523
5,792	12,832	66,762	14,351	7,909
1,084	1,044	129,963	2,200	1,774
—	—	1,937,202	—	—
—	—	—	—	—
53,559	61,908	157,543	53,160	41,512
2,590,951	4,566,367	52,232,251	3,391,403	452,535
$272,131,514	$454,123,729	$2,854,830,745	$537,446,019	$64,287,508

$327,545,903	$558,481,111	$1,944,963,634	$546,436,494	$49,346,817
(55,414,389)	(104,357,382)	909,867,111	(8,990,475)	14,940,691
$272,131,514	$454,123,729	$2,854,830,745	$537,446,019	$64,287,508

$329,295,436	$531,497,930	$1,969,667,783	$555,795,727	$73,493,486
$3,206,352	$8,911,833	$87,429,845	$12,700,368	$—
$104	$—	$6,256,810	$1,053	$2,073,277
$2,622,467	$5,470,148	$8,555,749	$12,451,797	$2,272,560
$—	$103,669	$—	$59,070	$—
$—	$—	$—	$—	$—

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)
Statements of Assets and Liabilities March 31, 2020 (Unaudited)

	MassMutual Select Total Return Bond Fund	MassMutual Select Strategic Bond Fund
Class I shares:
Net assets	$537,096,288	$392,826,255
Shares outstanding (a)	52,408,319	37,975,456
Net asset value, offering price and redemption price per share	$10.25	$10.34
Class R5 shares:
Net assets	$28,106,482	$63,719,984
Shares outstanding (a)	2,745,566	6,154,839
Net asset value, offering price and redemption price per share	$10.24	$10.35
Service Class shares:
Net assets	$97,244,152	$32,710,457
Shares outstanding (a)	9,461,725	3,157,305
Net asset value, offering price and redemption price per share	$10.28	$10.36
Administrative Class shares:
Net assets	$22,057,546	$70,343,574
Shares outstanding (a)	2,156,285	6,818,900
Net asset value, offering price and redemption price per share	$10.23	$10.32
Class A shares:
Net assets	$8,376,224	$47,988,758
Shares outstanding (a)	821,336	4,662,113
Net asset value, offering price and redemption price per share	$10.20	$10.29
Offering price per share (100/[100-maximum sales charge] of net asset value)	$10.65	$10.75
Class R4 shares:
Net assets	$121,756,398	$46,429,945
Shares outstanding (a)	11,825,715	4,527,807
Net asset value, offering price and redemption price per share	$10.30	$10.25
Class R3 shares:
Net assets	$27,281,372	$16,817,614
Shares outstanding (a)	2,669,823	1,654,070
Net asset value, offering price and redemption price per share	$10.22	$10.17

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund	MassMutual Select Fundamental Value Fund	MM S&P 500 Index Fund	MassMutual Select Equity Opportunities Fund	MassMutual Select Fundamental Growth Fund

$159,198,447	$219,636,185	$1,131,547,134	$262,627,569	$9,301,198
18,976,215	35,589,616	76,821,602	18,458,585	1,554,435
$8.39	$6.17	$14.73	$14.23	$5.98

$55,303,125	$124,668,227	$372,632,646	$132,835,625	$23,422,075
6,574,269	20,045,543	25,196,073	9,290,034	3,896,378
$8.41	$6.22	$14.79	$14.30	$6.01

$9,821,029	$17,153,202	$324,230,516	$41,138,775	$4,501,241
1,166,644	2,772,711	21,871,925	2,946,531	773,338
$8.42	$6.19	$14.82	$13.96	$5.82

$14,448,908	$39,515,156	$356,793,027	$43,371,068	$10,675,492
1,703,263	6,327,286	24,591,673	3,159,453	1,904,261
$8.48	$6.25	$14.51	$13.73	$5.61

$24,179,473	$45,882,563	$22,408,383	$47,766,505	$12,844,383
2,878,966	7,475,424	1,577,372	3,686,295	2,464,266
$8.40	$6.14	$14.21	$12.96	$5.21
$8.89	$6.50	$15.04	$13.71	$5.51

$7,788,264	$5,986,605	$470,282,466	$6,739,062	$1,187,347
941,907	994,433	32,874,915	530,510	231,357
$8.27	$6.02	$14.31	$12.70	$5.13

$1,392,268	$1,281,791	$176,936,573	$2,967,415	$2,355,772
166,947	213,989	12,757,634	251,614	507,558
$8.34	$5.99	$13.87	$11.79	$4.64

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)
Statements of Assets and Liabilities March 31, 2020 (Unaudited)

	MassMutual Select Blue Chip Growth Fund	MassMutual Select Growth Opportunities Fund
Assets:
Investments, at value (Note 2) (a)	$2,940,028,894	$399,852,418
Repurchase agreements, at value (Note 2) (b)	9,183,606	7,532,688
Other short-term investments, at value (Note 2) (c)	1,074	—
Total investments (d)	2,949,213,574	407,385,106
Cash	26,487,653	—
Foreign currency, at value (e)	1	—
Receivables from:
Investments sold	2,851,457	10,135,117
Collateral pledged for open futures contracts	—	—
Investment adviser (Note 3)	—	—
Open forward contracts (Note 2)	—	—
Fund shares sold	11,433,418	224,427
Interest and dividends	1,708,232	32,165
Foreign taxes withheld	1,362,817	10,968
Prepaid expenses	88,814	66,064
Total assets	2,993,145,966	417,853,847
Liabilities:
Payables for:
Investments purchased	17,161,592	2,857,949
Open forward contracts (Note 2)	—	—
Fund shares repurchased	4,029,864	1,612,253
Collateral held for securities on loan (Note 2) (f)	506,115	12,099,760
Trustees’ fees and expenses (Note 3)	245,739	110,291
Variation margin on open derivative instruments (Note 2)	—	—
Affiliates (Note 3):
Investment advisory fees	1,620,206	257,817
Administration fees	162,842	37,110
Service fees	219,714	27,386
Shareholder service fees	63,096	12,146
Distribution fees	36,928	459
Due to custodian	—	—
Commitment and Contingent Liabilities (Note 9)	—	—
Accrued expense and other liabilities	139,942	57,116
Total liabilities	24,186,038	17,072,287
Net assets	$2,968,959,928	$400,781,560
Net assets consist of:
Paid-in capital	$2,160,773,512	$306,279,460
Accumulated Gain (Loss)	808,186,416	94,502,100
Net assets	$2,968,959,928	$400,781,560

(a)	Cost of investments:	$2,191,639,214	$324,385,089
(b)	Cost of repurchase agreements:	$9,183,606	$7,532,688
(c)	Cost of other short-term investments:	$1,074	$—
(d)	Securities on loan with market value of:	$8,819,448	$33,394,095
(e)	Cost of foreign currency:	$1	$—
(f)	Non-cash collateral is not included.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund	MassMutual Select Small Cap Value Equity Fund	MassMutual Select Small Company Value Fund	MM S&P Mid Cap Index Fund	MM Russell 2000 Small Cap Index Fund

$73,254,517	$49,826,917	$128,553,017	$324,121,583	$211,715,168
2,761,846	2,501,130	5,192,752	4,867,458	5,984,289
—	—	—	904,790	534,876
76,016,363	52,328,047	133,745,769	329,893,831	218,234,333
—	—	6,913	—	54,763
4	67	—	—	12

701,600	8,587,841	493,901	—	148,610
—	—	—	—	425,000
14,955	—	—	—	—
26,953	—	—	—	—
1,090,677	296,615	99,128	373,414	180,291
216,904	84,078	204,789	479,121	299,851
1,887	—	—	—	—
58,105	70,207	68,213	57,845	57,406
78,127,448	61,366,855	134,618,713	330,804,211	219,400,266

1,413,491	1,976,380	1,036,233	—	—
232,764	—	—	—	—
269,035	7,409,795	67,531	4,177,514	3,051,184
6,900	223,934	437,811	1,778,392	5,812,278
21,120	22,678	71,634	38,524	27,956
—	—	—	66,293	46,402

47,320	42,679	106,442	30,293	19,728
7,597	9,875	14,432	60,507	33,871
2,929	6,762	10,282	145,381	78,420
479	1,049	2,754	9,404	7,668
318	490	177	68,518	30,716
3,587	—	—	—	—
—	—	—	—	—
50,159	38,184	47,928	20,041	33,013
2,055,699	9,731,826	1,795,224	6,394,867	9,141,236
$76,071,749	$51,635,029	$132,823,489	$324,409,344	$210,259,030

$94,847,739	$71,752,255	$193,247,299	$390,239,806	$270,876,468
(18,775,990)	(20,117,226)	(60,423,810)	(65,830,462)	(60,617,438)
$76,071,749	$51,635,029	$132,823,489	$324,409,344	$210,259,030

$91,216,736	$70,486,105	$185,419,501	$394,420,625	$267,483,274
$2,761,846	$2,501,130	$5,192,752	$4,867,458	$5,984,289
$—	$—	$—	$901,083	$532,684
$1,179,160	$2,206,472	$7,621,829	$26,199,799	$29,779,481
$4	$63	$—	$—	$12

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)
Statements of Assets and Liabilities March 31, 2020 (Unaudited)

	MassMutual Select Blue Chip Growth Fund	MassMutual Select Growth Opportunities Fund
Class I shares:
Net assets	$1,860,925,615	$152,931,839
Shares outstanding (a)	90,214,941	21,914,760
Net asset value, offering price and redemption price per share	$20.63	$6.98
Class R5 shares:
Net assets	$432,966,016	$119,708,605
Shares outstanding (a)	21,019,125	17,528,160
Net asset value, offering price and redemption price per share	$20.60	$6.83
Service Class shares:
Net assets	$89,184,524	$55,538,846
Shares outstanding (a)	4,370,536	8,598,230
Net asset value, offering price and redemption price per share	$20.41	$6.46
Administrative Class shares:
Net assets	$282,055,184	$40,631,527
Shares outstanding (a)	14,044,400	6,780,569
Net asset value, offering price and redemption price per share	$20.08	$5.99
Class A shares:
Net assets	$159,029,524	$29,534,761
Shares outstanding (a)	8,317,520	5,775,128
Net asset value, offering price and redemption price per share	$19.12	$5.11
Offering price per share (100/[100-maximum sales charge] of net asset value)	$20.23	$5.41
Class R4 shares:
Net assets	$94,308,121	$1,840,689
Shares outstanding (a)	4,940,183	354,749
Net asset value, offering price and redemption price per share	$19.09	$5.19
Class R3 shares:
Net assets	$50,490,944	$595,293
Shares outstanding (a)	2,855,628	140,436
Net asset value, offering price and redemption price per share	$17.68	$4.24

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund	MassMutual Select Small Cap Value Equity Fund	MassMutual Select Small Company Value Fund	MM S&P Mid Cap Index Fund	MM Russell 2000 Small Cap Index Fund

$70,221,548	$29,855,036	$64,015,964	$70,693,886	$62,293,058
7,478,276	4,148,068	10,768,286	7,105,664	7,066,117
$9.39	$7.20	$5.94	$9.95	$8.82

$1,221,670	$9,050,231	$46,477,822	$22,376,582	$11,172,818
128,702	1,253,384	7,757,050	2,256,128	1,267,772
$9.49	$7.22	$5.99	$9.92	$8.81

$166,282	$2,803,445	$3,597,970	$15,349,721	$6,890,173
17,634	386,210	604,216	1,554,702	787,873
$9.43	$7.26	$5.95	$9.87	$8.75

$769,499	$2,138,746	$7,004,183	$35,854,452	$35,180,297
79,986	297,288	1,204,837	3,631,781	4,015,197
$9.62	$7.19	$5.81	$9.87	$8.76

$2,464,059	$4,242,507	$10,808,315	$25,986,413	$16,489,417
261,048	598,935	1,942,901	2,635,978	1,893,855
$9.44	$7.08	$5.56	$9.86	$8.71
$9.99	$7.49	$5.88	$10.43	$9.22

$796,042	$2,965,027	$709,513	$69,058,216	$40,478,813
85,405	421,795	129,397	7,042,341	4,668,547
$9.32	$7.03	$5.48	$9.81	$8.67

$432,649	$580,037	$209,722	$85,090,074	$37,754,454
46,512	83,227	41,571	8,713,865	4,375,367
$9.30	$6.97	$5.04	$9.76	$8.63

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)
Statements of Assets and Liabilities March 31, 2020 (Unaudited)

	MassMutual Select Mid Cap Growth Fund	MassMutual Select Small Cap Growth Equity Fund
Assets:
Investments, at value (Note 2) (a)	$6,361,584,818	$398,190,688
Repurchase agreements, at value (Note 2) (b)	151,793,654	14,592,732
Other short-term investments, at value (Note 2) (c)	153,623,277	—
Total investments (d)	6,667,001,749	412,783,420
Cash	260,040	9,550
Foreign currency, at value (e)	—	12
Receivables from:
Investments sold	69,117,909	3,290,927
Open forward contracts (Note 2)	—	—
Investment adviser (Note 3)	—	—
Fund shares sold	7,431,966	523,036
Variation margin on open derivative instruments (Note 2)	—	—
Interest and dividends	3,656,236	203,515
Foreign taxes withheld	—	—
Prepaid expenses	116,985	62,782
Total assets	6,747,584,885	416,873,242
Liabilities:
Payables for:
Investments purchased	9,958,599	4,128,930
Written options outstanding, at value (Note 2) (f)	—	—
Open forward contracts (Note 2)	—	—
Fund shares repurchased	19,004,569	6,026,972
Collateral held for securities on loan (Note 2) (g)	20,752,167	2,962,837
Trustees’ fees and expenses (Note 3)	511,806	114,725
Affiliates (Note 3):
Investment advisory fees	4,248,890	306,089
Administration fees	298,085	29,855
Service fees	277,742	31,191
Shareholder service fees	64,006	7,704
Distribution fees	18,850	1,706
Commitment and Contingent Liabilities (Note 9)	—	—
Accrued expense and other liabilities	351,247	50,908
Total liabilities	55,485,961	13,660,917
Net assets	$6,692,098,924	$403,212,325
Net assets consist of:
Paid-in capital	$6,743,173,539	$444,018,060
Accumulated Gain (Loss)	(51,074,615)	(40,805,735)
Net assets	$6,692,098,924	$403,212,325

(a)	Cost of investments:	$6,577,297,045	$433,733,682
(b)	Cost of repurchase agreements:	$151,793,654	$14,592,732
(c)	Cost of other short-term investments:	$153,623,277	$—
(d)	Securities on loan with market value of:	$218,083,438	$56,895,307
(e)	Cost of foreign currency:	$—	$12
(f)	Premiums on written options:	$—	$—
(g)	Non-cash collateral is not included.

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund	MassMutual Select Overseas Fund	MassMutual Select T. Rowe Price International Equity Fund

$177,832,965	$450,110,136	$1,036,216,416
935,436	10,096,715	1,274,731
—	—	12,142,655
178,768,401	460,206,851	1,049,633,802
257,693	27,664	89,978
2,575,213	144,862	1,082,205

—	601,636	3,449,635
1,554	10,321	66,137
—	55,918	104,944
565,942	2,198,401	1,954,693
2,290,526	—	—
855,102	900,756	4,027,814
614,641	2,200,432	1,478,966
57,131	66,309	49,535
185,986,203	466,413,150	1,061,937,709

—	1,550,146	2,431,003
—	—	12,701
22,279	26,360	—
1,572,554	1,300,664	56,973
901,709	3,720,938	279,923
31,653	111,631	31,068

16,356	338,383	655,398
34,564	33,841	11,705
58,525	30,586	—
6,727	6,752	—
21,503	2,226	—
—	—	—
81,943	207,347	228,088
2,747,813	7,328,874	3,706,859
$183,238,390	$459,084,276	$1,058,230,850

$214,535,933	$574,796,671	$1,345,694,333
(31,297,543)	(115,712,395)	(287,463,483)
$183,238,390	$459,084,276	$1,058,230,850

$204,219,525	$553,613,521	$1,271,885,503
$935,436	$10,096,715	$1,274,731
$—	$—	$12,142,655
$6,605,866	$5,170,823	$21,997,784
$2,515,984	$145,064	$1,142,079
$—	$—	$82,255

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)
Statements of Assets and Liabilities March 31, 2020 (Unaudited)

	MassMutual Select Mid Cap Growth Fund	MassMutual Select Small Cap Growth Equity Fund
Class I shares:
Net assets	$4,722,197,323	$221,973,744
Shares outstanding (a)	258,931,903	19,533,770
Net asset value, offering price and redemption price per share	$18.24	$11.36
Class R5 shares:
Net assets	$1,158,503,495	$98,509,231
Shares outstanding (a)	64,260,418	8,819,737
Net asset value, offering price and redemption price per share	$18.03	$11.17
Service Class shares:
Net assets	$258,596,911	$24,144,112
Shares outstanding (a)	14,767,865	2,325,270
Net asset value, offering price and redemption price per share	$17.51	$10.38
Administrative Class shares:
Net assets	$206,143,372	$21,569,904
Shares outstanding (a)	12,408,955	2,259,665
Net asset value, offering price and redemption price per share	$16.61	$9.55
Class A shares:
Net assets	$164,486,092	$25,364,890
Shares outstanding (a)	10,884,485	3,122,185
Net asset value, offering price and redemption price per share	$15.11	$8.12
Offering price per share (100/[100-maximum sales charge] of net asset value)	$15.99	$8.59
Class R4 shares:
Net assets	$158,074,795	$9,126,434
Shares outstanding (a)	10,368,517	1,113,013
Net asset value, offering price and redemption price per share	$15.25	$8.20
Class R3 shares:
Net assets	$24,096,936	$2,524,010
Shares outstanding (a)	1,753,358	371,698
Net asset value, offering price and redemption price per share	$13.74	$6.79

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund	MassMutual Select Overseas Fund	MassMutual Select T. Rowe Price International Equity Fund

$53,309,232	$266,491,864	$1,058,230,850
5,360,258	41,212,053	137,393,891
$9.95	$6.47	$7.70

$18,054,005	$108,036,367	$—
1,816,613	16,632,310	—
$9.94	$6.50	$—

$3,064,651	$29,084,248	$—
307,230	4,504,597	—
$9.98	$6.46	$—

$29,663,691	$14,896,687	$—
2,999,297	2,284,298	—
$9.89	$6.52	$—

$19,369,994	$24,561,339	$—
1,963,506	3,853,998	—
$9.87	$6.37	$—
$10.44	$6.74	$—

$30,681,206	$13,135,932	$—
3,124,645	2,110,123	—
$9.82	$6.23	$—

$29,095,611	$2,877,839	$—
2,972,325	456,658	—
$9.79	$6.30	$—

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)
Statements of Operations For the Six Months Ended March 31, 2020 (Unaudited)

	MassMutual Select Total Return Bond Fund	MassMutual Select Strategic Bond Fund
Investment income (Note 2):
Dividends (a)	$—	$—
Interest	11,966,569	12,443,119
Securities lending net income	45,920	6,427
Total investment income	12,012,489	12,449,546
Expenses (Note 3):
Investment advisory fees	1,288,206	1,339,941
Custody fees	56,960	107,356
Audit fees	28,049	26,283
Legal fees	8,091	5,705
Proxy fees	472	472
Accounting & Administration fees	49,851	86,747
Shareholder reporting fees	26,219	23,203
Trustees’ fees	16,539	15,196
Registration and filing fees	49,890	52,910
Transfer agent fees	1,509	1,509
	1,525,786	1,659,322
Administration fees:
Class R5	19,685	35,828
Service Class	78,688	26,564
Administrative Class	16,152	56,174
Class A	6,483	38,071
Class R4	147,773	61,523
Class R3	29,398	18,546
Distribution and Service fees:
Class A	10,805	63,451
Class R4	184,716	76,904
Class R3	73,494	46,366
Shareholder service fees:
Service Class	26,229	8,855
Administrative Class	16,152	56,174
Class A	6,483	38,071
Total expenses:	2,141,844	2,185,849
Net investment income (loss)	9,870,645	10,263,697

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund	MassMutual Select Fundamental Value Fund	MM S&P 500 Index Fund	MassMutual Select Equity Opportunities Fund	MassMutual Select Fundamental Growth Fund

$5,263,379	$8,947,331	$34,076,919	$7,404,569	$643,141
12,779	24,392	95,272	44,260	7,224
823	2,066	7,634	593	266
5,276,981	8,973,789	34,179,825	7,449,422	650,631

898,972	1,970,847	1,589,001	2,206,749	423,431
21,509	35,685	92,275	25,670	12,484
18,351	18,779	19,673	18,956	19,327
3,734	8,420	32,129	6,207	1,243
472	472	472	472	472
19,880	27,395	76,125	25,107	16,601
14,774	23,567	65,571	18,292	12,598
7,306	16,530	63,239	12,264	2,241
49,459	51,128	72,393	49,817	50,683
1,362	1,509	1,509	1,509	1,524
1,035,819	2,154,332	2,012,387	2,365,043	540,604

36,694	91,312	246,336	87,426	15,845
8,442	18,998	397,122	38,815	6,551
14,695	41,730	463,211	40,285	10,471
25,537	47,371	27,285	45,744	11,635
8,730	8,584	741,360	7,485	1,337
1,776	2,048	272,810	3,498	2,847

42,562	78,951	34,106	76,239	19,391
10,913	10,730	741,360	9,357	1,671
4,440	5,122	545,620	8,744	7,118

2,814	6,333	99,280	12,938	2,184
14,695	41,730	347,409	40,285	10,471
25,537	47,371	20,464	45,744	11,635
1,232,654	2,554,612	5,948,750	2,781,603	641,760
4,044,327	6,419,177	28,231,075	4,667,819	8,871

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)
Statements of Operations For the Six Months Ended March 31, 2020 (Unaudited)

	MassMutual Select Total Return Bond Fund	MassMutual Select Strategic Bond Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	$18,229,449	$3,990,753
Futures contracts	3,380,820	8,398,983
Written options	—	3,523,361
Swap agreements	(76,773)	(10,379,052)
Foreign currency transactions	(89,665)	(45,497)
Forward contracts	328,894	1,184,045
Net realized gain (loss)	21,772,725	6,672,593
Net change in unrealized appreciation (depreciation) on:
Investment transactions	(14,359,086)	(32,897,355)
Futures contracts	2,120,915	12,732,004
Written options	105,142	(1,600,077)
Swap agreements	200,888	(7,062,047)
Translation of assets and liabilities in foreign currencies	566,579	(259,528)
Forward contracts	—	(5,047,040)
Net change in unrealized appreciation (depreciation)	(11,365,562)	(34,134,043)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	10,407,163	(27,461,450)
Net increase (decrease) in net assets resulting from operations	$20,277,808	$(17,197,753)

(a)	Net of foreign withholding tax of:	$—	$(459)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund	MassMutual Select Fundamental Value Fund	MM S&P 500 Index Fund	MassMutual Select Equity Opportunities Fund	MassMutual Select Fundamental Growth Fund

$3,858,163	$(9,192,666)	$119,557,943	$28,832,960	$31,007,094
—	—	(5,014,106)	—	—
—	—	—	—	—
—	—	—	—	—
(1,714)	2,477	—	2,327	(606)
—	—	—	—	—
3,856,449	(9,190,189)	114,543,837	28,835,287	31,006,488

(80,000,734)	(145,289,138)	(516,997,992)	(134,486,179)	(29,277,642)
—	—	(15,310)	—	—
—	—	—	—	—
—	—	—	—	—
691	7,690	—	(7,831)	—
—	—	—	—	—
(80,000,043)	(145,281,448)	(517,013,302)	(134,494,010)	(29,277,642)
(76,143,594)	(154,471,637)	(402,469,465)	(105,658,723)	1,728,846
$(72,099,267)	$(148,052,460)	$(374,238,390)	$(100,990,904)	$1,737,717

$36,252	$36,589	$—	$72,405	$—

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)
Statements of Operations For the Six Months Ended March 31, 2020 (Unaudited)

	MassMutual Select Blue Chip Growth Fund	MassMutual Select Growth Opportunities Fund
Investment income (Note 2):
Dividends (a)	$15,067,536	$1,299,294
Interest	47,299	47,316
Securities lending net income	42,148	159,662
Total investment income	15,156,983	1,506,272
Expenses (Note 3):
Investment advisory fees	10,185,566	1,672,976
Custody fees	89,871	19,414
Audit fees	19,167	18,937
Legal fees	30,691	5,377
Proxy fees	472	472
Accounting & Administration fees	70,934	21,911
Shareholder reporting fees	51,746	18,436
Trustees’ fees	70,178	10,651
Registration and filing fees	60,468	50,923
Transfer agent fees	1,506	1,509
	10,580,599	1,820,606
Administration fees:
Class R5	240,381	65,192
Service Class	75,625	54,691
Administrative Class	242,827	36,066
Class A	139,489	26,526
Class R4	107,959	9,110
Class R3	60,278	849
Distribution and Service fees:
Class A	232,481	44,211
Class R4	134,949	11,387
Class R3	150,695	2,122
Shareholder service fees:
Service Class	25,208	18,230
Administrative Class	242,827	36,066
Class A	139,489	26,526
Total expenses	12,372,807	2,151,582
Expenses waived (Note 3):
Class I fees reimbursed by adviser	—	—
Class R5 fees reimbursed by adviser	—	—
Service Class fees reimbursed by adviser	—	—
Administrative Class fees reimbursed by adviser	—	—
Class A fees reimbursed by adviser	—	—
Class R4 fees reimbursed by adviser	—	—
Class R3 fees reimbursed by adviser	—	—
Net expenses:	12,372,807	2,151,582
Net investment income (loss)	2,784,176	(645,310)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund	MassMutual Select Small Cap Value Equity Fund	MassMutual Select Small Company Value Fund	MM S&P Mid Cap Index Fund	MM Russell 2000 Small Cap Index Fund

$1,329,598	$611,045	$1,833,219	$4,111,345	$2,191,453
6,945	10,981	13,922	23,205	15,805
1,874	1,516	9,191	40,067	199,582
1,338,417	623,542	1,856,332	4,174,617	2,406,840

345,024	331,073	834,572	222,475	144,340
26,900	13,800	27,471	23,481	42,581
18,936	18,945	18,568	16,603	16,563
940	797	2,516	4,542	2,944
472	472	472	472	472
17,543	16,843	18,074	22,491	24,820
13,603	10,706	14,906	32,915	28,518
1,844	1,893	3,967	8,908	5,799
50,529	50,611	52,720	49,526	49,933
1,509	1,509	1,509	1,509	1,509
477,300	446,649	974,775	382,922	317,479

725	7,547	34,564	16,101	7,659
161	3,185	4,745	20,894	9,526
704	2,411	7,969	52,534	50,673
2,323	5,055	12,460	34,518	23,587
1,006	4,336	573	122,703	71,750
517	836	345	148,958	66,543

3,872	8,426	20,766	43,148	29,484
1,258	5,421	716	122,703	71,750
1,292	2,090	862	297,916	133,086

54	1,062	1,582	5,224	2,381
704	2,411	7,969	39,401	38,005
2,323	5,055	12,460	25,889	17,690
492,239	494,484	1,079,786	1,312,911	839,613

(76,806)	—	—	—	(2,957)
(1,241)	—	—	—	(565)
(182)	—	—	—	(361)
(804)	—	—	—	(1,907)
(2,661)	—	—	—	(884)
(851)	—	—	—	(2,075)
(441)	—	—	—	(1,885)
409,253	494,484	1,079,786	1,312,911	828,979
929,164	129,058	776,546	2,861,706	1,577,861

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)
Statements of Operations For the Six Months Ended March 31, 2020 (Unaudited)

	MassMutual Select Blue Chip Growth Fund	MassMutual Select Growth Opportunities Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	$100,199,359	$29,490,812
Futures contracts	—	—
Foreign currency transactions	433	—
Forward contracts	—	—
Net realized gain (loss)	100,199,792	29,490,812
Net change in unrealized appreciation (depreciation) on:
Investment transactions	(234,518,905)	(43,421,425)
Futures contracts	—	—
Translation of assets and liabilities in foreign currencies	(39)	—
Forward contracts	—	—
Net change in unrealized appreciation (depreciation)	(234,518,944)	(43,421,425)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	(134,319,152)	(13,930,613)
Net increase (decrease) in net assets resulting from operations	$(131,534,976)	$(14,575,923)

(a)	Net of foreign withholding tax of:	$459,574	$6,505

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund	MassMutual Select Small Cap Value Equity Fund	MassMutual Select Small Company Value Fund	MM S&P Mid Cap Index Fund	MM Russell 2000 Small Cap Index Fund

$1,364,332	$1,647,006	$(3,524,114)	$9,908,826	$1,378,949
—	—	—	(485,897)	(362,828)
776	74	—	—	—
459,625	—	—	—	—
1,824,733	1,647,080	(3,524,114)	9,422,929	1,016,121

(23,555,775)	(27,659,071)	(58,139,728)	(117,684,094)	(67,991,576)
—	—	—	(84,534)	454,917
(230)	30	—	—	—
(309,159)	—	—	—	—
(23,865,164)	(27,659,041)	(58,139,728)	(117,768,628)	(67,536,659)
(22,040,431)	(26,011,961)	(61,663,842)	(108,345,699)	(66,520,538)
$(21,111,267)	$(25,882,903)	$(60,887,296)	$(105,483,993)	$(64,942,677)

$10,125	$2,525	$7,638	$1,393	$1,486

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)
Statements of Operations For the Six Months Ended March 31, 2020 (Unaudited)

	MassMutual Select Mid Cap Growth Fund	MassMutual Select Small Cap Growth Equity Fund
Investment income (Note 2):
Dividends (a)	$35,268,785	$2,074,331
Interest	2,022,796	39,929
Securities lending net income	266,542	113,573
Total investment income	37,558,123	2,227,833
Expenses (Note 3):
Investment advisory fees	29,294,417	2,119,244
Custody fees	237,776	34,748
Audit fees	19,566	19,696
Legal fees	81,895	7,802
Proxy fees	472	472
Accounting & Administration fees	170,981	22,649
Shareholder reporting fees	267,079	18,317
Trustees’ fees	187,306	10,521
Registration and filing fees	101,475	51,494
Transfer agent fees	1,509	1,509
	30,362,476	2,286,452
Administration fees:
Class R5	760,775	64,717
Service Class	264,932	25,811
Administrative Class	208,936	21,450
Class A	164,518	25,883
Class R4	211,514	13,585
Class R3	31,435	2,779
Distribution and Service fees:
Class A	274,196	43,138
Class R4	264,393	16,982
Class R3	78,588	6,948
Shareholder service fees:
Service Class	88,311	8,604
Administrative Class	208,936	21,450
Class A	164,518	25,883
Total expenses	33,083,528	2,563,682
Expenses waived (Note 3):
Class I fees reimbursed by adviser	—	—
Class R5 fees reimbursed by adviser	—	—
Service Class fees reimbursed by adviser	—	—
Administrative Class fees reimbursed by adviser	—	—
Class A fees reimbursed by adviser	—	—
Class R4 fees reimbursed by adviser	—	—
Class R3 fees reimbursed by adviser	—	—
Net expenses:	33,083,528	2,563,682
Net investment income (loss)	4,474,595	(335,849)

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund	MassMutual Select Overseas Fund	MassMutual Select T. Rowe Price International Equity Fund

$2,461,040	$3,033,687	$10,906,862
5,779	43,860	198,713
9,975	18,621	43,565
2,476,794	3,096,168	11,149,140

113,531	2,451,261	4,211,318
35,486	126,448	320,688
17,278	25,877	20,192
2,257	5,717	8,570
472	—	472
25,296	33,311	26,105
28,559	17,652	27,961
4,428	11,236	23,364
49,319	52,854	20,193
1,509	1,509	1,498
278,135	2,725,865	4,660,361

11,227	71,155	—
3,687	27,886	—
40,154	15,602	—
23,575	22,576	—
48,920	15,849	—
47,422	3,583	—

29,469	37,627	—
48,920	19,812	—
94,844	8,958	—

922	9,295	—
30,116	15,602	—
17,681	22,576	—
675,072	2,996,386	4,660,361

—	(32,326)	(571,110)
—	(13,224)	—
—	(3,555)	—
—	(1,856)	—
—	(3,000)	—
—	(1,601)	—
—	(356)	—
675,072	2,940,468	4,089,251
1,801,722	155,700	7,059,889

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)
Statements of Operations For the Six Months Ended March 31, 2020 (Unaudited)

	MassMutual Select Mid Cap Growth Fund	MassMutual Select Small Cap Growth Equity Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	$206,492,528	$5,712,418
Futures contracts	—	—
Written options	—	—
Foreign currency transactions	(455)	(1,079)
Forward contracts	—	—
Net realized gain (loss)	206,492,073	5,711,339
Net change in unrealized appreciation (depreciation) on:
Investment transactions	(1,656,490,562)	(89,868,494)
Futures contracts	—	—
Written options	—	—
Translation of assets and liabilities in foreign currencies	—	(6)
Forward contracts	—	—
Net change in unrealized appreciation (depreciation)	(1,656,490,562)	(89,868,500)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	(1,449,998,489)	(84,157,161)
Net increase (decrease) in net assets resulting from operations	$(1,445,523,894)	$(84,493,010)

(a)	Net of foreign withholding tax of:	$74,996	$8,250
*	Net of net increase (decrease) in accrued foreign capital gains tax of:	$—	$—

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund	MassMutual Select Overseas Fund	MassMutual Select T. Rowe Price International Equity Fund

$1,365,827	$2,944,381	$(14,282,657)
(1,517,850)	—	—
—	—	133,094
(9,755)	(67,334)	(110,929)
20,477	15,611	(60,470)
(141,301)	2,892,658	(14,320,962)

(38,228,897)	(114,981,997)*	(203,313,288)
573,050	—	—
—	—	47,125
84,692	(1,291)	(28,185)
(9,997)	(45,472)	57,819
(37,581,152)	(115,028,760)	(203,236,529)
(37,722,453)	(112,136,102)	(217,557,491)
$(35,920,731)	$(111,980,402)	$(210,497,602)

$207,757	$621,393	$1,115,976
$—	$278,072	$—

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual Select Total Return Bond Fund
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$9,870,645	$24,805,835
Net realized gain (loss)	21,772,725	26,041,923
Net change in unrealized appreciation (depreciation)	(11,365,562)	33,455,202
Net increase (decrease) in net assets resulting from operations	20,277,808	84,302,960
Distributions to shareholders (Note 2):
Class I	(14,496,136)	(12,861,958)
Class R5	(1,165,597)	(1,467,037)
Service Class	(3,168,205)	(3,296,801)
Administrative Class	(542,340)	(1,374,011)
Class A	(209,443)	(182,951)
Class R4	(3,964,383)	(4,142,266)
Class R3	(674,501)	(680,228)
Total distributions	(24,220,605)	(24,005,252)
Net fund share transactions (Note 5):
Class I	60,160,345	19,472,489
Class R5	(16,680,211)	(10,184,144)
Service Class	(18,298,216)	(23,131,382)
Administrative Class	920,859	(35,168,941)
Class A	(62,304)	3,600,258
Class R4	(38,625,294)	(22,621,508)
Class R3	(3,124,714)	(5,192,468)
Increase (decrease) in net assets from fund share transactions	(15,709,535)	(73,225,696)
Total increase (decrease) in net assets	(19,652,332)	(12,927,988)
Net assets
Beginning of period	861,570,794	874,498,782
End of period	$841,918,462	$861,570,794

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund		MassMutual Select Diversified Value Fund
Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019

$10,263,697	$21,515,269	$4,044,327	$8,379,422
6,672,593	16,042,025	3,856,449	16,734,845
(34,134,043)	39,876,091	(80,000,043)	(23,965,507)
(17,197,753)	77,433,385	(72,099,267)	1,148,760

(16,309,511)	(8,470,181)	(15,492,477)	(28,659,584)
(2,772,395)	(2,165,273)	(5,283,654)	(20,081,978)
(1,377,962)	(1,196,330)	(713,075)	(1,299,372)
(2,903,139)	(1,764,483)	(1,352,099)	(2,096,273)
(1,857,498)	(956,568)	(2,365,876)	(5,991,866)
(2,464,809)	(1,563,692)	(491,606)	(775,376)
(634,788)	(414,599)	(133,835)	(334,894)
(28,320,102)	(16,531,126)	(25,832,622)	(59,239,343)

41,769,291	58,765,471	4,781,059	33,417,897
(11,936,927)	(5,685,479)	1,453,394	(45,265,898)
(1,256,175)	(20,483,012)	3,409,353	(2,224,736)
(1,416,072)	(550,903)	(624,370)	7,101,576
1,352,963	612,512	(4,301,132)	(2,497,800)
(17,045,503)	(6,646,992)	4,242,938	2,629,146
(653,361)	(2,567,947)	527,124	(454,914)
10,814,216	23,443,650	9,488,366	(7,294,729)
(34,703,639)	84,345,909	(88,443,523)	(65,385,312)

705,540,226	621,194,317	360,575,037	425,960,349
$670,836,587	$705,540,226	$272,131,514	$360,575,037

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual Select Fundamental Value Fund
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$6,419,177	$17,333,770
Net realized gain (loss)	(9,190,189)	125,035,162
Net change in unrealized appreciation (depreciation)	(145,281,448)	(158,835,512)
Net increase (decrease) in net assets resulting from operations	(148,052,460)	(16,466,580)
Distributions to shareholders (Note 2):
Class I	(68,929,847)	(73,708,191)
Class R5	(40,227,396)	(32,593,317)
Service Class	(5,484,269)	(5,125,760)
Administrative Class	(11,771,480)	(9,316,716)
Class A	(13,438,208)	(8,857,469)
Class R4	(1,849,486)	(1,053,343)
Class R3	(501,573)	(328,097)
Total distributions	(142,202,259)	(130,982,893)
Net fund share transactions (Note 5):
Class I	5,467,955	(199,844,345)
Class R5	9,374,298	(72,882,287)
Service Class	(2,012,305)	(13,502,374)
Administrative Class	5,477,690	(16,077,434)
Class A	8,467,663	(8,162,544)
Class R4	698,124	977,854
Class R3	(206,574)	(117,749)
Increase (decrease) in net assets from fund share transactions	27,266,851	(309,608,879)
Total increase (decrease) in net assets	(262,987,868)	(457,058,352)
Net assets
Beginning of period	717,111,597	1,174,169,949
End of period	$454,123,729	$717,111,597

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund		MassMutual Select Equity Opportunities Fund
Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019

$28,231,075	$51,688,195	$4,667,819	$9,220,524
114,543,837	144,404,884	28,835,287	55,293,513
(517,013,302)	(73,830,725)	(134,494,010)	(1,480,715)
(374,238,390)	122,262,354	(100,990,904)	63,033,322

(75,810,865)	(124,447,157)	(24,583,662)	(24,257,844)
(31,948,165)	(71,529,319)	(15,717,523)	(16,380,730)
(25,666,922)	(60,024,630)	(4,589,902)	(4,548,999)
(29,315,593)	(82,715,153)	(4,621,502)	(6,378,705)
(1,633,249)	(4,330,792)	(5,706,449)	(6,773,750)
(37,696,712)	(91,379,754)	(727,168)	(1,011,804)
(13,900,835)	(35,840,947)	(352,956)	(268,342)
(215,972,341)	(470,267,752)	(56,299,162)	(59,620,174)

259,847,307	333,952,990	62,532,245	1,469,995
(29,631,374)	11,094,676	(6,666,331)	(7,926,725)
(1,560,065)	(39,048,606)	(562,406)	3,076,615
(41,434,114)	(61,649,576)	647,971	(18,911,812)
(1,181,305)	(2,633,381)	(1,743,077)	(13,919,302)
(19,971,134)	(12,865,178)	1,630,303	(2,598,514)
(8,402,480)	237,194	546,113	584,920
157,666,835	229,088,119	56,384,818	(38,224,823)
(432,543,896)	(118,917,279)	(100,905,248)	(34,811,675)

3,287,374,641	3,406,291,920	638,351,267	673,162,942
$2,854,830,745	$3,287,374,641	$537,446,019	$638,351,267

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual Select Fundamental Growth Fund
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$8,871	$218,554
Net realized gain (loss)	31,006,488	23,131,178
Net change in unrealized appreciation (depreciation)	(29,277,642)	(18,402,166)
Net increase (decrease) in net assets resulting from operations	1,737,717	4,947,566
Distributions to shareholders (Note 2):
Class I	(11,328,772)	(12,107,941)
Class R5	(5,192,507)	(5,727,800)
Service Class	(1,680,311)	(1,806,108)
Administrative Class	(2,362,048)	(2,415,550)
Class A	(2,838,685)	(3,200,614)
Class R4	(222,136)	(540,125)
Class R3	(552,331)	(647,771)
Total distributions	(24,176,790)	(26,445,909)
Net fund share transactions (Note 5):
Class I	(55,347,036)	12,614,277
Class R5	167,149	3,117,335
Service Class	(3,580,823)	1,557,092
Administrative Class	64,109	3,909,630
Class A	2,494,225	(963,441)
Class R4	368,607	(969,477)
Class R3	425,073	18,898
Increase (decrease) in net assets from fund share transactions	(55,408,696)	19,284,314
Total increase (decrease) in net assets	(77,847,769)	(2,214,029)
Net assets
Beginning of period	142,135,277	144,349,306
End of period	$64,287,508	$142,135,277

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund		MassMutual Select Growth Opportunities Fund
Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019

$2,784,176	$6,847,416	$(645,310)	$(2,208,466)
100,199,792	216,007,985	29,490,812	162,514,440
(234,518,944)	(106,607,979)	(43,421,425)	(156,877,363)
(131,534,976)	116,247,422	(14,575,923)	3,428,611

(116,241,249)	(102,738,297)	(50,975,012)	(76,357,844)
(26,463,154)	(27,201,261)	(39,010,130)	(30,171,346)
(5,702,690)	(6,197,046)	(23,180,329)	(13,542,503)
(17,893,032)	(16,625,240)	(15,284,502)	(11,409,550)
(10,722,606)	(10,484,536)	(12,819,694)	(11,000,480)
(6,055,123)	(6,375,294)	(3,621,672)	(3,732,083)
(3,671,493)	(3,632,300)	(396,148)	(234,569)
(186,749,347)	(173,253,974)	(145,287,487)	(146,448,375)

110,799,875	173,871,531	41,695,245	(147,202,085)
24,693,371	(35,038,220)	36,559,565	5,902,924
(15,439,293)	(5,799,817)	6,461,242	15,689,762
(826,601)	3,638,511	8,907,813	3,378,588
(5,541,027)	(11,139,179)	6,871,688	(2,244,807)
(1,335,972)	978,189	(5,032,839)	(3,542,464)
(4,901,694)	2,368,031	53,127	132,464
107,448,659	128,879,046	95,515,841	(127,885,618)
(210,835,664)	71,872,494	(64,347,569)	(270,905,382)

3,179,795,592	3,107,923,098	465,129,129	736,034,511
$2,968,959,928	$3,179,795,592	$400,781,560	$465,129,129

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual Select Mid-Cap Value Fund
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$929,164	$1,579,725
Net realized gain (loss)	1,824,733	(979,226)
Net change in unrealized appreciation (depreciation)	(23,865,164)	2,414,117
Net increase (decrease) in net assets resulting from operations	(21,111,267)	3,014,616
Distributions to shareholders (Note 2):
Class I	(1,720,169)	(11,503,586)
Class R5	(23,976)	(158,819)
Service Class	(3,523)	(31,116)
Administrative Class	(13,705)	(104,376)
Class A	(41,913)	(253,992)
Class R4	(14,160)	(128,818)
Class R3	(6,426)	(48,457)
Total distributions	(1,823,872)	(12,229,164)
Net fund share transactions (Note 5):
Class I	(2,225,684)	11,119,289
Class R5	300,713	483,437
Service Class	4,208	(15,667)
Administrative Class	131,128	81,246
Class A	551,159	523,247
Class R4	(6,829)	811,697
Class R3	60,726	153,602
Increase (decrease) in net assets from fund share transactions	(1,184,579)	13,156,851
Total increase (decrease) in net assets	(24,119,718)	3,942,303
Net assets
Beginning of period	100,191,467	96,249,164
End of period	$76,071,749	$100,191,467

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund		MassMutual Select Small Company Value Fund
Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019

$129,058	$308,455	$776,546	$1,265,717
1,647,080	8,373,565	(3,524,114)	9,995,093
(27,659,041)	(20,758,491)	(58,139,728)	(30,227,625)
(25,882,903)	(12,076,471)	(60,887,296)	(18,966,815)

(5,187,429)	(12,834,546)	(4,994,472)	(13,734,961)
(1,558,062)	(11,337,240)	(3,427,906)	(9,717,111)
(368,640)	(1,323,324)	(343,971)	(1,044,583)
(304,272)	(1,349,612)	(580,242)	(1,890,023)
(603,450)	(3,228,716)	(884,442)	(2,762,400)
(415,594)	(841,985)	(28,852)	(91,622)
(81,577)	(400,490)	(17,675)	(74,193)
(8,519,024)	(31,315,913)	(10,277,560)	(29,314,893)

4,336,098	13,787,316	3,612,190	14,500,126
(2,625,943)	(9,187,418)	(7,792,492)	19,825,300
(423,784)	773,912	(1,278,041)	(3,282)
93,067	(112,637)	(558,753)	159,355
(1,435,936)	717,581	168,368	323,059
353,556	2,085,499	480,055	27,392
47,349	(148,766)	(105,952)	114,371
344,407	7,915,487	(5,474,625)	34,946,321
(34,057,520)	(35,476,897)	(76,639,481)	(13,335,387)

85,692,549	121,169,446	209,462,970	222,798,357
$51,635,029	$85,692,549	$132,823,489	$209,462,970

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MM S&P Mid Cap Index Fund
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$2,861,706	$4,738,828
Net realized gain (loss)	9,422,929	10,654,270
Net change in unrealized appreciation (depreciation)	(117,768,628)	(31,453,055)
Net increase (decrease) in net assets resulting from operations	(105,483,993)	(16,059,957)
Distributions to shareholders (Note 2):
Class I	(3,459,749)	(4,293,020)
Class R5	(1,311,412)	(1,337,826)
Service Class	(809,111)	(1,650,071)
Administrative Class	(2,028,235)	(4,009,925)
Class A	(1,187,910)	(2,022,709)
Class R4	(3,602,840)	(7,946,180)
Class R3	(4,138,636)	(8,491,936)
Total distributions	(16,537,893)	(29,751,667)
Net fund share transactions (Note 5):
Class I	16,125,523	21,910,360
Class R5	(905,396)	11,985,229
Service Class	(190,795)	(3,368,055)
Administrative Class	(4,254,754)	(5,527,823)
Class A	(214,628)	2,455,640
Class R4	(15,477,253)	(14,693,206)
Class R3	(11,699,383)	(11,526,582)
Increase (decrease) in net assets from fund share transactions	(16,616,686)	1,235,563
Total increase (decrease) in net assets	(138,638,572)	(44,576,061)
Net assets
Beginning of period	463,047,916	507,623,977
End of period	$324,409,344	$463,047,916

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund		MassMutual Select Mid Cap Growth Fund
Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019

$1,577,861	$2,869,104	$4,474,595	$6,976,804
1,016,121	14,101,666	206,492,073	544,145,992
(67,536,659)	(47,573,309)	(1,656,490,562)	(8,142,217)
(64,942,677)	(30,602,539)	(1,445,523,894)	542,980,579

(5,018,090)	(4,859,403)	(322,407,169)	(441,755,322)
(972,716)	(1,227,006)	(83,304,762)	(120,458,826)
(624,710)	(1,027,598)	(20,001,203)	(32,706,464)
(3,215,208)	(3,462,205)	(16,621,612)	(27,875,145)
(1,467,484)	(1,758,380)	(13,974,500)	(23,553,867)
(3,581,019)	(4,654,801)	(13,362,278)	(20,553,850)
(3,210,572)	(4,158,147)	(2,187,663)	(3,485,296)
(18,089,799)	(21,147,540)	(471,859,187)	(670,388,770)

12,497,340	16,872,438	141,038,972	545,699,703
213,330	(3,473,580)	(42,544,292)	44,591,111
631,495	(7,609,543)	(39,753,912)	(22,747,183)
(839,663)	4,996,603	(23,443,048)	(36,972,890)
(68,000)	(1,326,081)	(12,637,877)	(33,908,807)
(4,018,563)	(3,139,704)	(16,402,003)	983,439
(3,712,850)	(3,829,184)	(1,278,609)	(983,218)
4,703,089	2,490,949	4,979,231	496,662,155
(78,329,387)	(49,259,130)	(1,912,403,850)	369,253,964

288,588,417	337,847,547	8,604,502,774	8,235,248,810
$210,259,030	$288,588,417	$6,692,098,924	$8,604,502,774

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual Select Small Cap Growth Equity Fund
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(335,849)	$(793,016)
Net realized gain (loss)	5,711,339	64,756,184
Net change in unrealized appreciation (depreciation)	(89,868,500)	(84,314,977)
Net increase (decrease) in net assets resulting from operations	(84,493,010)	(20,351,809)
Distributions to shareholders (Note 2):
Class I	(32,558,345)	(53,822,840)
Class R5	(15,279,790)	(20,516,696)
Service Class	(4,338,467)	(4,720,329)
Administrative Class	(3,706,126)	(5,468,942)
Class A	(5,215,987)	(7,811,191)
Class R4	(1,960,542)	(2,518,076)
Class R3	(480,410)	(568,996)
Total distributions	(63,539,667)	(95,427,070)
Net fund share transactions (Note 5):
Class I	33,918,149	(50,423,111)
Class R5	5,048,202	10,239,283
Service Class	(1,310,396)	6,209,414
Administrative Class	1,314,575	(156,954)
Class A	1,590,325	(102,073)
Class R4	(61,140)	1,884,803
Class R3	765,361	733,765
Increase (decrease) in net assets from fund share transactions	41,265,076	(31,614,873)
Total increase (decrease) in net assets	(106,767,601)	(147,393,752)
Net assets
Beginning of period	509,979,926	657,373,678
End of period	$403,212,325	$509,979,926

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund		MassMutual Select Overseas Fund
Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019

$1,801,722	$6,273,139	$155,700	$13,057,717
(141,301)	539,631	2,892,658	6,844,156
(37,581,152)	(10,623,653)	(115,028,760)	(25,929,592)
(35,920,731)	(3,810,883)	(111,980,402)	(6,027,719)

(2,128,393)	(1,978,597)	(14,676,789)	(35,516,273)
(812,776)	(566,304)	(5,799,133)	(12,169,771)
(95,838)	(1,092,714)	(1,434,801)	(3,746,863)
(1,358,826)	(1,509,852)	(801,623)	(2,773,420)
(719,248)	(831,254)	(1,012,176)	(3,438,284)
(1,238,985)	(1,930,293)	(579,655)	(1,327,602)
(1,140,187)	(1,654,082)	(123,568)	(380,242)
(7,494,253)	(9,563,096)	(24,427,745)	(59,352,455)

9,367,583	11,779,930	(2,364,351)	25,315,923
10,829	10,171,965	18,018,069	823,626
484,210	(21,714,698)	1,124,111	1,168,660
(3,813,373)	4,231,809	(2,336,694)	(6,257,211)
21,799	2,751,176	2,118,785	(7,479,197)
(3,791,307)	(4,117,818)	2,096,412	3,233,507
(5,306,841)	(2,192,418)	355,431	(197,348)
(3,027,100)	909,946	19,011,763	16,607,960
(46,442,084)	(12,464,033)	(117,396,384)	(48,772,214)

229,680,474	242,144,507	576,480,660	625,252,874
$183,238,390	$229,680,474	$459,084,276	$576,480,660

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual Select T. Rowe Price International Equity Fund
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$7,059,889	$27,465,770
Net realized gain (loss)	(14,320,962)	(36,296,937)
Net change in unrealized appreciation (depreciation)	(203,236,529)	14,812,828
Net increase (decrease) in net assets resulting from operations	(210,497,602)	5,981,661
Distributions to shareholders (Note 2):
Class I	(28,120,959)	(14,075,026)
Total distributions	(28,120,959)	(14,075,026)
Net fund share transactions (Note 5):
Class I	160,908,891	334,418,347
Increase (decrease) in net assets from fund share transactions	160,908,891	334,418,347
Total increase (decrease) in net assets	(77,709,670)	326,324,982
Net assets
Beginning of period	1,135,940,520	809,615,538
End of period	$1,058,230,850	$1,135,940,520

The accompanying notes are an integral part of the financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

MassMutual Select Total Return Bond Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers (including interest expense)	Ratio of expenses to average daily net assets after expense waivers (including interest expense)[j]	Ratio of expenses to average daily net assets after expense waivers (excluding interest expense)[j]	Net investment income (loss) to average daily net assets (including interest expense)
Class I
3/31/20[r]	$ 10.30	$ 0.12	$ 0.14	$ 0.26	$ (0.31)	$ —	$ (0.31)	$ 10.25	2.56%[b]	$ 537,096	0.36%[a]	N/A	N/A	2.29%[a]
9/30/19	9.62	0.30	0.67	0.97	(0.29)	—	(0.29)	10.30	10.42%	479,295	0.36%	N/A	N/A	3.03%
9/30/18	9.99	0.25	(0.34)	(0.09)	(0.28)	—	(0.28)	9.62	(0.98%)	426,828	0.34%	N/A	N/A	2.62%
9/30/17	10.43	0.22	(0.18)	0.04	(0.27)	(0.21)	(0.48)	9.99	0.57%	361,805	0.35%	N/A	N/A	2.18%
9/30/16	10.17	0.21	0.30	0.51	(0.22)	(0.03)	(0.25)	10.43	5.10%	303,783	0.37%	0.34%	0.34%	2.02%
9/30/15[i]	10.10	0.14	(0.06)	0.08	(0.00)[d]	(0.01)	(0.01)	10.17	0.79%[b]	534,131	0.39%[a]	0.34%[a]	0.34%[a]	1.81%[a]
12/31/14	10.12	0.21	0.23	0.44	(0.31)	(0.15)	(0.46)	10.10	4.39%	459,950	0.41%[p]	0.40%[p]	0.40%[n]	2.07%
Class R5
3/31/20[r]	$ 10.28	$ 0.11	$ 0.14	$ 0.25	$ (0.29)	$ —	$ (0.29)	$ 10.24	2.54%[b]	$ 28,106	0.46%[a]	N/A	N/A	2.16%[a]
9/30/19	9.60	0.29	0.67	0.96	(0.28)	—	(0.28)	10.28	10.32%	44,973	0.46%	N/A	N/A	2.93%
9/30/18	9.96	0.24	(0.34)	(0.10)	(0.26)	—	(0.26)	9.60	(1.01%)	51,708	0.44%	N/A	N/A	2.49%
9/30/17	10.41	0.20	(0.18)	0.02	(0.26)	(0.21)	(0.47)	9.96	0.36%	68,491	0.45%	N/A	N/A	2.04%
9/30/16	10.15	0.20	0.30	0.50	(0.21)	(0.03)	(0.24)	10.41	5.01%	115,428	0.47%	0.44%	0.44%	1.94%
9/30/15[i]	10.08	0.13	(0.05)	0.08	(0.00)[d]	(0.01)	(0.01)	10.15	0.79%[b]	166,482	0.49%[a]	0.44%[a]	0.44%[a]	1.70%[a]
12/31/14	10.10	0.21	0.22	0.43	(0.30)	(0.15)	(0.45)	10.08	4.26%	148,821	0.52%[p]	0.51%[p]	0.51%[n]	1.98%
Service Class
3/31/20r	$ 10.32	$ 0.11	$ 0.14	$ 0.25	$ (0.29)	$ —	$ (0.29)	$ 10.28	2.44%[b]	$ 97,244	0.56%[a]	N/A	N/A	2.09%[a]
9/30/19	9.63	0.28	0.68	0.96	(0.27)	—	(0.27)	10.32	10.24%	116,389	0.56%	N/A	N/A	2.83%
9/30/18	10.00	0.23	(0.34)	(0.11)	(0.26)	—	(0.26)	9.63	(1.17%)	131,813	0.54%	N/A	N/A	2.41%
9/30/17	10.45	0.19	(0.19)	—	(0.24)	(0.21)	(0.45)	10.00	0.25%	158,965	0.55%	N/A	N/A	1.95%
9/30/16	10.17	0.19	0.31	0.50	(0.19)	(0.03)	(0.22)	10.45	5.04%	193,887	0.57%	0.54%	0.54%	1.83%
9/30/15i	10.12	0.12	(0.06)	0.06	(0.00)[d]	(0.01)	(0.01)	10.17	0.59%[b]	209,728	0.59%[a]	0.54%[a]	0.54%[a]	1.54%[a]
12/31/14	10.13	0.19	0.23	0.42	(0.28)	(0.15)	(0.43)	10.12	4.23%	316,778	0.62%[p]	0.62%[k,p]	0.62%[k,n]	1.86%

		Year ended September 30				Period ended	Year ended
	Six months ended March 31, 2020[b,r]	2019	2018	2017	2016	September 30, 2015[b]	December 31, 2014
Portfolio turnover rate	158%	217%	243%	289%	264%	264%	453%[u]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Amount of interest expense had no impact on the ratio of expenses to average daily net assets.
p

Interest expense incurred as a result of entering into reverse repurchase agreements and Treasury roll transactions is included in the Fund’s net expenses in the Statements of Operations. Income earned on investing proceeds from reverse repurchase agreements and Treasury roll transactions is included in interest income in the Statements of Operations.

r	Unaudited.
u	Excludes dollar roll transactions. Including these transactions, the portfolio turnover would have been 456%, as of December 31, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers (including interest expense)	Ratio of expenses to average daily net assets after expense waivers (including interest expense)[j]	Ratio of expenses to average daily net assets after expense waivers (excluding interest expense)[j]	Net investment income (loss) to average daily net assets (including interest expense)
Administrative Class
3/31/20[r]	$ 10.25	$ 0.10	$ 0.14	$ 0.24	$ (0.26)	$ —	$ (0.26)	$ 10.23	2.38%[b]	22,058	0.66%[a]	N/A	N/A	1.99%[a]
9/30/19	9.57	0.27	0.67	0.94	(0.26)	—	(0.26)	10.25	10.10%	21,183	0.66%	N/A	N/A	2.77%
9/30/18	9.93	0.22	(0.34)	(0.12)	(0.24)	—	(0.24)	9.57	(1.21%)	53,849	0.64%	N/A	N/A	2.30%
9/30/17	10.37	0.18	(0.18)	—	(0.23)	(0.21)	(0.44)	9.93	0.19%	63,399	0.65%	N/A	N/A	1.86%
9/30/16	10.11	0.17	0.31	0.48	(0.19)	(0.03)	(0.22)	10.37	4.80%	80,444	0.67%	0.64%	0.64%	1.73%
9/30/15[i]	10.06	0.11	(0.05)	0.06	(0.00)[d]	(0.01)	(0.01)	10.11	0.59%[b]	89,080	0.69%[a]	0.64%[a]	0.64%[a]	1.49%[a]
12/31/14	10.07	0.18	0.23	0.41	(0.27)	(0.15)	(0.42)	10.06	4.14%	86,220	0.72%[p]	0.71%[p]	0.71%[n]	1.74%
Class A
3/31/20[r]	$ 10.23	$ 0.09	$ 0.13	$ 0.22	$ (0.25)	$ —	$ (0.25)	$ 10.20	2.24%[b]	8,376	0.91%[a]	N/A	N/A	1.73%[a]
9/30/19	9.56	0.24	0.68	0.92	(0.25)	—	(0.25)	10.23	9.89%	8,464	0.91%	N/A	N/A	2.48%
9/30/18	9.93	0.20	(0.35)	(0.15)	(0.22)	—	(0.22)	9.56	(1.51%)	4,327	0.89%	N/A	N/A	2.07%
9/30/17	10.38	0.17	(0.19)	(0.02)	(0.22)	(0.21)	(0.43)	9.93	(0.01%)	4,703	0.90%	N/A	N/A	1.68%
9/30/16	10.13	0.15	0.31	0.46	(0.18)	(0.03)	(0.21)	10.38	4.62%	1,943	0.92%	0.89%	0.89%	1.47%
9/30/15[i]	10.10	0.11	(0.07)	0.04	(0.00)[d]	(0.01)	(0.01)	10.13	0.39%[b]	1,998	0.94%[a]	0.89%[a]	0.89%[a]	1.45%[a]
12/31/14[h]	10.25	0.11	0.16	0.27	(0.27)	(0.15)	(0.42)	10.10	2.65%[b]	119	0.96%[a,p]	0.95%[a,p]	0.95%[a,n]	1.36%[a]
Class R4
3/31/20[r]	$ 10.32	$ 0.09	$ 0.15	$ 0.24	$ (0.26)	$ —	$ (0.26)	$ 10.30	2.37%[b]	121,756	0.81%[a]	N/A	N/A	1.83%[a]
9/30/19	9.63	0.25	0.69	0.94	(0.25)	—	(0.25)	10.32	9.96%	160,788	0.81%	N/A	N/A	2.58%
9/30/18	9.99	0.21	(0.35)	(0.14)	(0.22)	—	(0.22)	9.63	(1.42%)	172,390	0.79%	N/A	N/A	2.15%
9/30/17	10.43	0.17	(0.19)	(0.02)	(0.21)	(0.21)	(0.42)	9.99	0.02%	221,969	0.80%	N/A	N/A	1.71%
9/30/16	10.16	0.16	0.31	0.47	(0.17)	(0.03)	(0.20)	10.43	4.70%	295,696	0.82%	0.79%	0.79%	1.58%
9/30/15[i]	10.12	0.10	(0.05)	0.05	(0.00)[d]	(0.01)	(0.01)	10.16	0.49%[b]	336,956	0.84%[a]	0.79%[a]	0.79%[a]	1.33%[a]
12/31/14	10.14	0.17	0.22	0.39	(0.26)	(0.15)	(0.41)	10.12	3.88%	385,955	0.86%[p]	0.85%[p]	0.85%[n]	1.62%
Class R3
3/31/20r	$ 10.23	$ 0.08	$ 0.14	$ 0.22	$ (0.23)	$ —	$ (0.23)	$ 10.22	2.23%[b]	27,281	1.06%[a]	N/A	N/A	1.58%[a]
9/30/19	9.55	0.23	0.67	0.90	(0.22)	—	(0.22)	10.23	9.63%	30,478	1.06%	N/A	N/A	2.33%
9/30/18	9.90	0.18	(0.34)	(0.16)	(0.19)	—	(0.19)	9.55	(1.61%)	33,583	1.04%	N/A	N/A	1.91%
9/30/17	10.35	0.14	(0.19)	(0.05)	(0.19)	(0.21)	(0.40)	9.90	(0.27%)	35,633	1.05%	N/A	N/A	1.46%
9/30/16	10.08	0.13	0.32	0.45	(0.15)	(0.03)	(0.18)	10.35	4.49%	46,206	1.07%	1.04%	1.04%	1.33%
9/30/15[i]	10.06	0.08	(0.05)	0.03	(0.00)[d]	(0.01)	(0.01)	10.08	0.29%[b]	48,998	1.09%[a]	1.04%[a]	1.04%[a]	1.09%[a]
12/31/14	10.08	0.14	0.22	0.36	(0.23)	(0.15)	(0.38)	10.06	3.66%	49,462	1.11%[p]	1.10%[p]	1.10%[n]	1.37%

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$ 11.05	$ 0.17	$ (0.42)	$ (0.25)	$ (0.31)	$ (0.15)	$ (0.46)	$ 10.34	(2.27%)[b]	$ 392,826	0.47%[a]	N/A	3.05%[a]
9/30/19	10.12	0.35	0.86	1.21	(0.28)	—	(0.28)	11.05	12.31%	377,879	0.49%	0.48%	3.37%
9/30/18	10.65	0.32	(0.60)	(0.28)	(0.25)	—	(0.25)	10.12	(2.69%)	287,070	0.47%	0.47%[n]	3.13%
9/30/17	10.67	0.27	(0.01)aa	0.26	(0.28)	—	(0.28)	10.65	2.64%	178,204	0.50%	0.48%	2.59%
9/30/16	10.22	0.29	0.46	0.75	(0.30)	—	(0.30)	10.67	7.62%	99,498	0.54%	0.48%	2.80%
9/30/15[i]	10.15	0.20	(0.13)	0.07	(0.00)[d]	—	(0.00)[d]	10.22	0.72%[b]	68,561	0.59%[a]	0.48%[a]	2.61%[a]
12/31/14[h]	10.09	0.25	0.18	0.43	(0.37)	—	(0.37)	10.15	4.32%[b]	54,827	0.60%[a]	0.48%[a]	3.20%[a]
Class R5
3/31/20[r]	$ 11.05	$ 0.16	$ (0.41)	$ (0.25)	$ (0.30)	$ (0.15)	$ (0.45)	$ 10.35	(2.30%)[b]	$ 63,720	0.57%[a]	N/A	2.93%[a]
9/30/19	10.12	0.34	0.86	1.20	(0.27)	—	(0.27)	11.05	12.20%	79,978	0.59%	0.58%	3.27%
9/30/18	10.65	0.31	(0.60)	(0.29)	(0.24)	—	(0.24)	10.12	(2.79%)	78,583	0.57%	0.57%[n]	3.02%
9/30/17	10.67	0.26	(0.01)aa	0.25	(0.27)	—	(0.27)	10.65	2.55%	71,341	0.60%	0.58%	2.53%
9/30/16	10.22	0.28	0.46	0.74	(0.29)	—	(0.29)	10.67	7.51%	61,789	0.64%	0.58%	2.70%
9/30/15[i]	10.16	0.19	(0.13)	0.06	(0.00)[d]	—	(0.00)[d]	10.22	0.62%[b]	50,846	0.69%[a]	0.58%[a]	2.51%[a]
12/31/14	9.82	0.32	0.38	0.70	(0.36)	—	(0.36)	10.16	7.13%	46,966	0.70%	0.63%	3.11%
Service Class
3/31/20[r]	$ 11.05	$ 0.15	$ (0.40)	$ (0.25)	$ (0.29)	$ (0.15)	$ (0.44)	$ 10.36	(2.42%)[b]	$ 32,710	0.67%[a]	N/A	2.85%[a]
9/30/19	10.12	0.33	0.86	1.19	(0.26)	—	(0.26)	11.05	12.02%	36,123	0.69%	0.68%	3.17%
9/30/18	10.64	0.30	(0.59)	(0.29)	(0.23)	—	(0.23)	10.12	(2.78%)	52,794	0.67%	0.67%[n]	2.89%
9/30/17	10.67	0.25	(0.02)aa	0.23	(0.26)	—	(0.26)	10.64	2.30%	66,969	0.70%	0.68%	2.40%
9/30/16	10.22	0.27	0.47	0.74	(0.29)	—	(0.29)	10.67	7.42%	47,296	0.74%	0.68%	2.61%
9/30/15[i]	10.17	0.19	(0.14)	0.05	(0.00)[d]	—	(0.00)[d]	10.22	0.52%[b]	59,568	0.79%[a]	0.68%[a]	2.41%[a]
12/31/14	9.83	0.31	0.38	0.69	(0.35)	—	(0.35)	10.17	7.08%	51,447	0.79%	0.70%	3.02%

		Year ended September 30				Period ended	Year ended
	Six months ended March 31, 2020[b,r]	2019	2018	2017	2016	September 30, 2015[b]	December 31, 2014
Portfolio turnover rate	103%	262%	294%	224%	207%	191%	308%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
r	Unaudited.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/20[r]	$ 11.00	$ 0.15	$ (0.40)	$ (0.25)	$ (0.28)	$ (0.15)	$ (0.43)	$ 10.32	(2.39%)[b]	$ 70,344	0.77%[a]	N/A	2.75%[a]
9/30/19	10.08	0.32	0.85	1.17	(0.25)	—	(0.25)	11.00	11.91%	76,297	0.79%	0.78%	3.07%
9/30/18	10.61	0.29	(0.60)	(0.31)	(0.22)	—	(0.22)	10.08	(2.96%)	70,368	0.77%	0.77%[n]	2.81%
9/30/17	10.64	0.24	(0.01)aa	0.23	(0.26)	—	(0.26)	10.61	2.30%	66,460	0.80%	0.78%	2.33%
9/30/16	10.18	0.26	0.47	0.73	(0.27)	—	(0.27)	10.64	7.39%	42,980	0.84%	0.78%	2.50%
9/30/15[i]	10.14	0.18	(0.14)	0.04	(0.00)[d]	—	(0.00)[d]	10.18	0.42%[b]	36,812	0.89%[a]	0.78%[a]	2.31%[a]
12/31/14	9.81	0.30	0.38	0.68	(0.35)	—	(0.35)	10.14	6.94%	28,065	0.90%	0.80%	2.91%
Class A
3/31/20[r]	$ 10.97	$ 0.14	$ (0.41)	$ (0.27)	$ (0.26)	$ (0.15)	$ (0.41)	$ 10.29	(2.53%)[b]	$ 47,989	1.02%[a]	N/A	2.50%[a]
9/30/19	10.04	0.29	0.86	1.15	(0.22)	—	(0.22)	10.97	11.72%	49,917	1.04%	1.03%	2.82%
9/30/18	10.57	0.26	(0.59)	(0.33)	(0.20)	—	(0.20)	10.04	(3.23%)	45,189	1.02%	1.02%[n]	2.54%
9/30/17	10.60	0.21	(0.01)aa	0.20	(0.23)	—	(0.23)	10.57	1.99%	53,329	1.05%	1.03%	2.07%
9/30/16	10.15	0.23	0.47	0.70	(0.25)	—	(0.25)	10.60	7.12%	45,782	1.09%	1.03%	2.25%
9/30/15[i]	10.13	0.16	(0.14)	0.02	(0.00)[d]	—	(0.00)[d]	10.15	0.22%[b]	40,577	1.14%[a]	1.03%[a]	2.07%[a]
12/31/14	9.80	0.27	0.38	0.65	(0.32)	—	(0.32)	10.13	6.66%	32,540	1.15%	1.06%	2.65%
Class R4
3/31/20[r]	$ 10.93	$ 0.14	$ (0.41)	$ (0.27)	$ (0.26)	$ (0.15)	$ (0.41)	$ 10.25	(2.46%)[b]	$ 46,430	0.92%[a]	N/A	2.58%[a]
9/30/19	10.01	0.30	0.86	1.16	(0.24)	—	(0.24)	10.93	11.82%	66,656	0.94%	0.93%	2.91%
9/30/18	10.55	0.27	(0.60)	(0.33)	(0.21)	—	(0.21)	10.01	(3.17%)	67,672	0.92%	0.92%[n]	2.67%
9/30/17	10.58	0.22	(0.01)aa	0.21	(0.24)	—	(0.24)	10.55	2.15%	61,286	0.95%	0.93%	2.14%
9/30/16	10.15	0.24	0.47	0.71	(0.28)	—	(0.28)	10.58	7.20%	26,419	0.99%	0.93%	2.36%
9/30/15[i]	10.12	0.18	(0.15)	0.03	(0.00)[d]	—	(0.00)[d]	10.15	0.32%[b]	14,724	1.04%[a]	0.93%[a]	2.36%[a]
12/31/14[h]	10.06	0.21	0.19	0.40	(0.34)	—	(0.34)	10.12	3.99%[b]	104	1.05%[a]	0.93%[a]	2.75%[a]
Class R3
3/31/20[r]	$ 10.82	$ 0.13	$ (0.40)	$ (0.27)	$ (0.23)	$ (0.15)	$ (0.38)	$ 10.17	(2.60%)[b]	$ 16,818	1.17%[a]	N/A	2.34%[a]
9/30/19	9.92	0.27	0.84	1.11	(0.21)	—	(0.21)	10.82	11.48%	18,689	1.19%	1.18%	2.67%
9/30/18	10.45	0.24	(0.58)	(0.34)	(0.19)	—	(0.19)	9.92	(3.32%)	19,519	1.17%	1.17%[n]	2.42%
9/30/17	10.50	0.19	(0.01)aa	0.18	(0.23)	—	(0.23)	10.45	1.84%	16,295	1.20%	1.18%	1.90%
9/30/16	10.06	0.22	0.46	0.68	(0.24)	—	(0.24)	10.50	6.95%	5,810	1.24%	1.18%	2.12%
9/30/15[i]	10.05	0.15	(0.14)	0.01	(0.00)[d]	—	(0.00)[d]	10.06	0.13%[b]	2,904	1.29%[a]	1.18%[a]	1.94%[a]
12/31/14	9.75	0.25	0.38	0.63	(0.33)	—	(0.33)	10.05	6.44%	1,978	1.33%	1.24%	2.49%

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$ 11.48	$ 0.13	$ (2.37)	$ (2.24)	$ (0.28)	$ (0.57)	$ (0.85)	$ 8.39	(21.49%)[b]	$ 159,198	0.58%[a]	2.35%[a]
9/30/19	13.48	0.26	(0.33)	(0.07)	(0.26)	(1.67)	(1.93)	11.48	1.59%	210,652	0.58%	2.31%
9/30/18	16.69	0.25	1.70	1.95	(0.42)	(4.74)	(5.16)	13.48	13.43%	202,121	0.57%	1.85%
9/30/17	14.90	0.30	2.47	2.77	(0.35)	(0.63)	(0.98)	16.69	19.25%	145,732	0.58%	1.90%
9/30/16	13.64	0.27	1.20	1.47	(0.21)	—	(0.21)	14.90	10.89%	251,684	0.57%	1.90%
9/30/15[i]	14.86	0.18	(1.35)	(1.17)	(0.05)	—	(0.05)	13.64	(7.91%)[b]	75,827	0.58%[a]	1.66%[a]
12/31/14[h]	13.89	0.17	1.10	1.27	(0.30)	—	(0.30)	14.86	9.20%[b]	97,877	0.55%[a]	1.56%[a]
Class R5
3/31/20[r]	$ 11.50	$ 0.13	$ (2.39)	$ (2.26)	$ (0.26)	$ (0.57)	$ (0.83)	$ 8.41	(21.56%)[b]	$ 55,303	0.68%[a]	2.27%[a]
9/30/19	13.50	0.25	(0.33)	(0.08)	(0.25)	(1.67)	(1.92)	11.50	1.48%	74,403	0.68%	2.19%
9/30/18	16.71	0.24	1.69	1.93	(0.40)	(4.74)	(5.14)	13.50	13.28%	143,091	0.67%	1.80%
9/30/17	14.90	0.29	2.47	2.76	(0.32)	(0.63)	(0.95)	16.71	19.16%	50,361	0.68%	1.83%
9/30/16	13.64	0.28	1.18	1.46	(0.20)	—	(0.20)	14.90	10.78%	46,830	0.67%	2.00%
9/30/15[i]	14.87	0.17	(1.35)	(1.18)	(0.05)	—	(0.05)	13.64	(7.98%)[b]	207,187	0.68%[a]	1.58%[a]
12/31/14	13.56	0.29	1.30	1.59	(0.28)	—	(0.28)	14.87	11.82%	235,941	0.63%	2.07%
Service Class
3/31/20[r]	$ 11.51	$ 0.12	$ (2.38)	$ (2.26)	$ (0.26)	$ (0.57)	$ (0.83)	$ 8.42	(21.57%)[b]	$ 9,821	0.78%[a]	2.20%[a]
9/30/19	13.49	0.24	(0.32)	(0.08)	(0.23)	(1.67)	(1.90)	11.51	1.40%	10,046	0.78%	2.08%
9/30/18	16.69	0.22	1.70	1.92	(0.38)	(4.74)	(5.12)	13.49	13.21%	13,564	0.77%	1.64%
9/30/17	14.90	0.27	2.47	2.74	(0.32)	(0.63)	(0.95)	16.69	18.97%	11,721	0.78%	1.71%
9/30/16	13.63	0.25	1.21	1.46	(0.19)	—	(0.19)	14.90	10.75%	8,656	0.77%	1.78%
9/30/15[i]	14.88	0.16	(1.36)	(1.20)	(0.05)	—	(0.05)	13.63	(8.11%)[b]	14,983	0.78%[a]	1.49%[a]
12/31/14	13.57	0.25	1.33	1.58	(0.27)	—	(0.27)	14.88	11.72%	16,147	0.73%	1.76%

		Year ended September 30				Period ended	Year ended
	Six months ended March 31, 2020[b,r]	2019	2018	2017	2016	September 30, 2015[b]	December 31, 2014
Portfolio turnover rate	26%	42%	75%	71%	39%	29%	49%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Administrative Class
3/31/20[r]	$ 11.59	$ 0.12	$ (2.41)	$ (2.29)	$ (0.25)	$ (0.57)	$ (0.82)	$ 8.48	(21.66%)[b]	$ 14,449	0.88%[a]	2.06%[a]
9/30/19	13.58	0.23	(0.33)	(0.10)	(0.22)	(1.67)	(1.89)	11.59	1.29%	20,346	0.88%	2.01%
9/30/18	16.76	0.21	1.70	1.91	(0.35)	(4.74)	(5.09)	13.58	13.07%	15,165	0.87%	1.61%
9/30/17	14.96	0.26	2.48	2.74	(0.31)	(0.63)	(0.94)	16.76	18.92%	5,176	0.88%	1.63%
9/30/16	13.68	0.24	1.20	1.44	(0.16)	—	(0.16)	14.96	10.57%	6,903	0.87%	1.66%
9/30/15[i]	14.93	0.15	(1.35)	(1.20)	(0.05)	—	(0.05)	13.68	(8.08%)[b]	6,206	0.88%[a]	1.38%[a]
12/31/14	13.63	0.24	1.32	1.56	(0.26)	—	(0.26)	14.93	11.52%	9,579	0.84%	1.69%
Class A
3/31/20[r]	$ 11.46	$ 0.10	$ (2.38)	$ (2.28)	$ (0.21)	$ (0.57)	$ (0.78)	$ 8.40	(21.73%)[b]	$ 24,179	1.13%[a]	1.81%[a]
9/30/19	13.45	0.20	(0.32)	(0.12)	(0.20)	(1.67)	(1.87)	11.46	1.03%	37,170	1.13%	1.75%
9/30/18	16.64	0.18	1.69	1.87	(0.32)	(4.74)	(5.06)	13.45	12.82%	45,319	1.12%	1.36%
9/30/17	14.85	0.21	2.48	2.69	(0.27)	(0.63)	(0.90)	16.64	18.64%	16,573	1.13%	1.36%
9/30/16	13.58	0.20	1.20	1.40	(0.13)	—	(0.13)	14.85	10.33%	19,968	1.12%	1.43%
9/30/15[i]	14.86	0.13	(1.36)	(1.23)	(0.05)	—	(0.05)	13.58	(8.32%)[b]	20,926	1.13%[a]	1.14%[a]
12/31/14	13.55	0.21	1.31	1.52	(0.21)	—	(0.21)	14.86	11.27%	23,963	1.10%	1.47%
Class R4
3/31/20[r]	$ 11.31	$ 0.11	$ (2.35)	$ (2.24)	$ (0.23)	$ (0.57)	$ (0.80)	$ 8.27	(21.68%)[b]	7,788	1.03%[a]	1.95%[a]
9/30/19	13.32	0.21	(0.32)	(0.11)	(0.23)	(1.67)	(1.90)	11.31	1.18%	6,570	1.03%	1.88%
9/30/18	16.56	0.19	1.68	1.87	(0.37)	(4.74)	(5.11)	13.32	12.93%	4,523	1.02%	1.44%
9/30/17	14.81	0.23	2.46	2.69	(0.31)	(0.63)	(0.94)	16.56	18.74%	861	1.03%	1.47%
9/30/16	13.57	0.22	1.18	1.40	(0.16)	—	(0.16)	14.81	10.38%	711	1.02%	1.57%
9/30/15[i]	14.83	0.14	(1.35)	(1.21)	(0.05)	—	(0.05)	13.57	(8.20%)[b]	279	1.03%[a]	1.26%[a]
12/31/14[h]	13.86	0.12	1.10	1.22	(0.25)	—	(0.25)	14.83	8.85%[b]	109	1.00%[a]	1.13%[a]
Class R3
3/31/20[r]	$ 11.39	$ 0.10	$ (2.37)	$ (2.27)	$ (0.21)	$ (0.57)	$ (0.78)	$ 8.34	(21.79%)[b]	1,392	1.28%[a]	1.73%[a]
9/30/19	13.37	0.18	(0.31)	(0.13)	(0.18)	(1.67)	(1.85)	11.39	0.91%	1,387	1.28%	1.59%
9/30/18	16.59	0.15	1.68	1.83	(0.31)	(4.74)	(5.05)	13.37	12.56%	2,177	1.27%	1.13%
9/30/17	14.83	0.19	2.46	2.65	(0.26)	(0.63)	(0.89)	16.59	18.44%	2,046	1.28%	1.22%
9/30/16	13.62	0.19	1.19	1.38	(0.17)	—	(0.17)	14.83	10.17%	1,635	1.27%	1.36%
9/30/15[i]	14.91	0.12	(1.36)	(1.24)	(0.05)	—	(0.05)	13.62	(8.36%)[b]	247	1.28%[a]	1.06%[a]
12/31/14	13.61	0.18	1.31	1.49	(0.19)	—	(0.19)	14.91	11.02%	194	1.28%	1.26%

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$ 10.33	$ 0.09	$ (2.01)	$ (1.92)	$ (0.23)	$ (2.01)	$ (2.24)	$ 6.17	(24.93%)[b]	$ 219,636	0.66%[a]	N/A	2.07%[a]
9/30/19	11.93	0.20	(0.39)	(0.19)	(0.23)	(1.18)	(1.41)	10.33	(0.07%)	353,302	0.64%	N/A	1.96%
9/30/18	13.01	0.23	0.81	1.04	(0.24)	(1.88)	(2.12)	11.93	8.56%	632,974	0.63%	N/A	1.91%
9/30/17	12.39	0.23	1.60	1.83	(0.25)	(0.96)	(1.21)	13.01	15.49%	594,578	0.64%	N/A	1.82%
9/30/16	12.46	0.25	1.27	1.52	(0.23)	(1.36)	(1.59)	12.39	13.21%	500,270	0.63%	N/A	2.04%
9/30/15[i]	13.97	0.17	(1.28)	(1.11)	—	(0.40)	(0.40)	12.46	(8.06%)[b]	422,026	0.63%[a]	N/A	1.65%[a]
12/31/14	13.60	0.23	1.28	1.51	(0.24)	(0.90)	(1.14)	13.97	11.45%	408,068	0.65%	0.62%	1.65%
Class R5
3/31/20[r]	$ 10.39	$ 0.09	$ (2.03)	$ (1.94)	$ (0.22)	$ (2.01)	$ (2.23)	$ 6.22	(24.97%)[b]	$ 124,668	0.76%[a]	N/A	1.98%[a]
9/30/19	11.98	0.19	(0.38)	(0.19)	(0.22)	(1.18)	(1.40)	10.39	(0.13%)	196,887	0.74%	N/A	1.85%
9/30/18	13.06	0.22	0.80	1.02	(0.22)	(1.88)	(2.10)	11.98	8.39%	309,004	0.73%	N/A	1.80%
9/30/17	12.43	0.21	1.61	1.82	(0.23)	(0.96)	(1.19)	13.06	15.41%	368,686	0.74%	N/A	1.72%
9/30/16	12.49	0.23	1.29	1.52	(0.22)	(1.36)	(1.58)	12.43	13.12%	372,531	0.73%	N/A	1.95%
9/30/15[i]	14.01	0.16	(1.28)	(1.12)	—	(0.40)	(0.40)	12.49	(8.10%)[b]	423,631	0.73%[a]	N/A	1.53%[a]
12/31/14	13.64	0.22	1.27	1.49	(0.22)	(0.90)	(1.12)	14.01	11.27%	564,826	0.78%	0.74%	1.53%
Service Class
3/31/20[r]	$ 10.34	$ 0.08	$ (2.01)	$ (1.93)	$ (0.21)	$ (2.01)	$ (2.22)	$ 6.19	(24.99%)[b]	$ 17,153	0.86%[a]	N/A	1.85%[a]
9/30/19	11.93	0.18	(0.38)	(0.20)	(0.21)	(1.18)	(1.39)	10.34	(0.25%)	30,115	0.84%	N/A	1.75%
9/30/18	13.00	0.20	0.81	1.01	(0.20)	(1.88)	(2.08)	11.93	8.36%	49,551	0.83%	N/A	1.69%
9/30/17	12.38	0.20	1.60	1.80	(0.22)	(0.96)	(1.18)	13.00	15.24%	60,852	0.84%	N/A	1.59%
9/30/16	12.44	0.22	1.29	1.51	(0.21)	(1.36)	(1.57)	12.38	13.06%	124,126	0.83%	N/A	1.86%
9/30/15[i]	13.97	0.15	(1.28)	(1.13)	—	(0.40)	(0.40)	12.44	(8.20%)[b]	158,634	0.83%[a]	N/A	1.44%[a]
12/31/14	13.60	0.20	1.28	1.48	(0.21)	(0.90)	(1.11)	13.97	11.22%	208,770	0.86%	0.83%	1.44%

		Year ended September 30				Period ended	Year ended
	Six months ended March 31, 2020[b,r]	2019	2018	2017	2016	September 30, 2015[b]	December 31, 2014
Portfolio turnover rate	27%	103%	46%	13%	16%	15%	19%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/20[r]	$ 10.41	$ 0.08	$ (2.03)	$ (1.95)	$ (0.20)	$ (2.01)	$ (2.21)	$ 6.25	(24.98%)[b]	$ 39,515	0.96%[a]	N/A	1.78%[a]
9/30/19	12.00	0.17	(0.38)	(0.21)	(0.20)	(1.18)	(1.38)	10.41	(0.36%)	58,983	0.94%	N/A	1.65%
9/30/18	13.07	0.19	0.81	1.00	(0.19)	(1.88)	(2.07)	12.00	8.21%	85,905	0.93%	N/A	1.60%
9/30/17	12.44	0.19	1.61	1.80	(0.21)	(0.96)	(1.17)	13.07	15.16%	92,380	0.94%	N/A	1.51%
9/30/16	12.49	0.21	1.29	1.50	(0.19)	(1.36)	(1.55)	12.44	12.93%	94,316	0.93%	N/A	1.75%
9/30/15[i]	14.04	0.14	(1.29)	(1.15)	—	(0.40)	(0.40)	12.49	(8.30%)[b]	102,932	0.93%[a]	N/A	1.34%[a]
12/31/14	13.65	0.19	1.29	1.48	(0.19)	(0.90)	(1.09)	14.04	11.14%	123,885	0.97%	0.94%	1.33%
Class A
3/31/20[r]	$ 10.26	$ 0.07	$ (2.01)	$ (1.94)	$ (0.17)	$ (2.01)	$ (2.18)	$ 6.14	(25.15%)[b]	$ 45,883	1.21%[a]	N/A	1.55%[a]
9/30/19	11.83	0.14	(0.37)	(0.23)	(0.16)	(1.18)	(1.34)	10.26	(0.58%)	66,407	1.19%	N/A	1.38%
9/30/18	12.90	0.16	0.80	0.96	(0.15)	(1.88)	(2.03)	11.83	7.94%	84,733	1.18%	N/A	1.34%
9/30/17	12.28	0.16	1.59	1.75	(0.17)	(0.96)	(1.13)	12.90	14.90%	108,447	1.19%	N/A	1.26%
9/30/16	12.35	0.18	1.26	1.44	(0.15)	(1.36)	(1.51)	12.28	12.58%	161,322	1.18%	N/A	1.50%
9/30/15[i]	13.90	0.11	(1.26)	(1.15)	—	(0.40)	(0.40)	12.35	(8.39%)[b]	170,054	1.18%[a]	N/A	1.08%[a]
12/31/14	13.53	0.15	1.27	1.42	(0.15)	(0.90)	(1.05)	13.90	10.78%	215,519	1.23%	1.19%	1.08%
Class R4
3/31/20[r]	$ 10.11	$ 0.07	$ (1.96)	$ (1.89)	$ (0.19)	$ (2.01)	$ (2.20)	$ 6.02	(25.15%)[b]	$ 5,987	1.11%[a]	N/A	1.64%[a]
9/30/19	11.67	0.15	(0.37)	(0.22)	(0.16)	(1.18)	(1.34)	10.11	(0.47%)	9,055	1.09%	N/A	1.48%
9/30/18	12.77	0.17	0.79	0.96	(0.18)	(1.88)	(2.06)	11.67	8.06%	9,172	1.08%	N/A	1.45%
9/30/17	12.21	0.17	1.57	1.74	(0.22)	(0.96)	(1.18)	12.77	14.98%	16,370	1.09%	N/A	1.37%
9/30/16	12.32	0.20	1.26	1.46	(0.21)	(1.36)	(1.57)	12.21	12.78%	6,905	1.08%	N/A	1.66%
9/30/15[i]	13.86	0.12	(1.26)	(1.14)	—	(0.40)	(0.40)	12.32	(8.34%)[b]	1,846	1.08%[a]	N/A	1.25%[a]
12/31/14[h]	13.74	0.12	1.10	1.22	(0.20)	(0.90)	(1.10)	13.86	9.16%[b]	109	1.07%[a]	N/A	1.11%[a]
Class R3
3/31/20[r]	$ 10.05	$ 0.06	$ (1.96)	$ (1.90)	$ (0.15)	$ (2.01)	$ (2.16)	$ 5.99	(25.21%)[b]	$ 1,282	1.36%[a]	N/A	1.31%[a]
9/30/19	11.63	0.12	(0.37)	(0.25)	(0.15)	(1.18)	(1.33)	10.05	(0.77%)	2,362	1.34%	N/A	1.23%
9/30/18	12.72	0.14	0.79	0.93	(0.14)	(1.88)	(2.02)	11.63	7.84%	2,831	1.33%	N/A	1.21%
9/30/17	12.14	0.14	1.57	1.71	(0.17)	(0.96)	(1.13)	12.72	14.72%	2,936	1.34%	N/A	1.14%
9/30/16	12.25	0.16	1.25	1.41	(0.16)	(1.36)	(1.52)	12.14	12.41%	1,512	1.33%	N/A	1.34%
9/30/15[i]	13.81	0.10	(1.26)	(1.16)	—	(0.40)	(0.40)	12.25	(8.51%)[b]	896	1.33%[a]	N/A	0.95%[a]
12/31/14	13.45	0.12	1.27	1.39	(0.13)	(0.90)	(1.03)	13.81	10.63%	977	1.41%	1.37%	0.88%

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$ 17.92	$ 0.17	$ (2.13)	$ (1.96)	$ (0.40)	$ (0.83)	$ (1.23)	$ 14.73	(12.25%)[b]	$ 1,131,547	0.12%[a]	N/A	1.93%[a]
9/30/19	20.48	0.32	(0.00)d,aa	0.32	(0.37)	(2.51)	(2.88)	17.92	4.17%	1,083,523	0.12%	N/A	1.86%
9/30/18	21.59	0.37	3.00	3.37	(0.48)	(4.00)	(4.48)	20.48	17.77%	819,557	0.12%	N/A	1.86%
9/30/17	19.40	0.39	3.03	3.42	(0.44)	(0.79)	(1.23)	21.59	18.44%	541,131	0.12%	N/A	1.95%
9/30/16	17.50	0.38	2.24	2.62	(0.36)	(0.36)	(0.72)	19.40	15.30%	1,078,531	0.12%	N/A	2.05%
9/30/15[i]	18.54	0.27	(1.26)	(0.99)	—	(0.05)	(0.05)	17.50	(5.35%)[b]	860,720	0.12%[a]	N/A	1.93%[a]
12/31/14	16.99	0.34	1.94	2.28	(0.34)	(0.39)	(0.73)	18.54	13.55%	619,847	0.13%	0.11%	1.90%
Class R5
3/31/20[r]	$ 17.98	$ 0.16	$ (2.14)	$ (1.98)	$ (0.38)	$ (0.83)	$ (1.21)	$ 14.79	(12.29%)[b]	$ 372,633	0.22%[a]	N/A	1.82%[a]
9/30/19	20.53	0.31	(0.01)aa	0.30	(0.34)	(2.51)	(2.85)	17.98	4.05%	487,312	0.22%	N/A	1.76%
9/30/18	21.63	0.35	3.01	3.36	(0.46)	(4.00)	(4.46)	20.53	17.65%	532,163	0.22%	N/A	1.75%
9/30/17	19.43	0.38	3.03	3.41	(0.42)	(0.79)	(1.21)	21.63	18.33%	710,184	0.22%	N/A	1.88%
9/30/16	17.52	0.37	2.24	2.61	(0.34)	(0.36)	(0.70)	19.43	15.20%	828,915	0.22%	N/A	1.95%
9/30/15[i]	18.58	0.25	(1.26)	(1.01)	—	(0.05)	(0.05)	17.52	(5.44%)[b]	872,011	0.22%[a]	N/A	1.82%[a]
12/31/14[p]	17.02	0.32	1.95	2.27	(0.32)	(0.39)	(0.71)	18.58	13.46%	1,003,654	0.23%	0.22%	1.79%
Service Class
3/31/20[r]	$ 18.00	$ 0.15	$ (2.15)	$ (2.00)	$ (0.35)	$ (0.83)	$ (1.18)	$ 14.82	(12.35%)[b]	$ 324,231	0.37%[a]	N/A	1.67%[a]
9/30/19	20.55	0.28	(0.01)aa	0.27	(0.31)	(2.51)	(2.82)	18.00	3.84%	395,249	0.37%	N/A	1.61%
9/30/18	21.64	0.32	3.02	3.34	(0.43)	(4.00)	(4.43)	20.55	17.48%	481,405	0.37%	N/A	1.59%
9/30/17	19.43	0.35	3.03	3.38	(0.38)	(0.79)	(1.17)	21.64	18.17%	508,135	0.37%	N/A	1.72%
9/30/16	17.52	0.34	2.24	2.58	(0.31)	(0.36)	(0.67)	19.43	15.03%	499,673	0.37%	N/A	1.80%
9/30/15[i]	18.60	0.23	(1.26)	(1.03)	—	(0.05)	(0.05)	17.52	(5.54%)[b]	636,417	0.37%[a]	N/A	1.66%[a]
12/31/14	17.05	0.29	1.94	2.23	(0.29)	(0.39)	(0.68)	18.60	13.21%	736,040	0.39%	0.38%	1.63%

		Year ended September 30				Period ended	Year ended
	Six months ended March 31, 2020[b,r]	2019	2018	2017	2016	September 30, 2015[b]	December 31, 2014
Portfolio turnover rate	4%	4%	3%[q]	5%	4%	2%	5%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
p	Class I shares were renamed Class R5 shares on April 1, 2014.
q	Portfolio turnover excludes securities received from subscriptions in-kind. Amount would be 12% including securities received from subscriptions in-kind.
r	Unaudited.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/20[r]	$ 17.63	$ 0.14	$ (2.10)	$ (1.96)	$ (0.33)	$ (0.83)	$ (1.16)	$ 14.51	(12.38%)[b]	$ 356,793	0.47%[a]	N/A	1.57%[a]
9/30/19	20.19	0.26	(0.01)aa	0.25	(0.30)	(2.51)	(2.81)	17.63	3.77%	476,225	0.47%	N/A	1.51%
9/30/18	21.34	0.29	2.97	3.26	(0.41)	(4.00)	(4.41)	20.19	17.34%	606,359	0.47%	N/A	1.50%
9/30/17	19.19	0.32	3.00	3.32	(0.38)	(0.79)	(1.17)	21.34	18.03%	572,199	0.47%	N/A	1.62%
9/30/16	17.30	0.32	2.22	2.54	(0.29)	(0.36)	(0.65)	19.19	14.96%	506,085	0.47%	N/A	1.70%
9/30/15[i]	18.39	0.22	(1.26)	(1.04)	—	(0.05)	(0.05)	17.30	(5.66%)[b]	493,479	0.47%[a]	N/A	1.57%[a]
12/31/14	16.86	0.27	1.93	2.20	(0.28)	(0.39)	(0.67)	18.39	13.18%	557,940	0.48%	0.47%	1.54%
Class A
3/31/20[r]	$ 17.26	$ 0.11	$ (2.05)	$ (1.94)	$ (0.28)	$ (0.83)	$ (1.11)	$ 14.21	(12.46%)[b]	$ 22,408	0.72%[a]	N/A	1.32%[a]
9/30/19	19.82	0.21	(0.02)aa	0.19	(0.24)	(2.51)	(2.75)	17.26	3.46%	28,147	0.72%	N/A	1.26%
9/30/18	21.03	0.24	2.92	3.16	(0.37)	(4.00)	(4.37)	19.82	17.06%	34,494	0.72%	N/A	1.25%
9/30/17	18.92	0.27	2.96	3.23	(0.33)	(0.79)	(1.12)	21.03	17.80%	27,907	0.72%	N/A	1.37%
9/30/16	17.12	0.27	2.19	2.46	(0.30)	(0.36)	(0.66)	18.92	14.63%	21,320	0.72%	N/A	1.46%
9/30/15[i]	18.23	0.18	(1.24)	(1.06)	—	(0.05)	(0.05)	17.12	(5.82%)[b]	11,784	0.72%[a]	N/A	1.33%[a]
12/31/14[h]	17.01	0.19	1.68	1.87	(0.26)	(0.39)	(0.65)	18.23	11.10%[b]	3,314	0.72%[a]	N/A	1.43%[a]
Class R4
3/31/20[r]	$ 17.39	$ 0.12	$ (2.06)	$ (1.94)	$ (0.31)	$ (0.83)	$ (1.14)	$ 14.31	(12.42%)[b]	$ 470,282	0.62%[a]	N/A	1.42%[a]
9/30/19	19.95	0.23	(0.02)aa	0.21	(0.26)	(2.51)	(2.77)	17.39	3.61%	594,415	0.62%	N/A	1.36%
9/30/18	21.13	0.26	2.93	3.19	(0.37)	(4.00)	(4.37)	19.95	17.15%	681,097	0.62%	N/A	1.35%
9/30/17	19.01	0.29	2.97	3.26	(0.35)	(0.79)	(1.14)	21.13	17.88%	670,521	0.62%	N/A	1.47%
9/30/16	17.16	0.29	2.19	2.48	(0.27)	(0.36)	(0.63)	19.01	14.72%	632,838	0.62%	N/A	1.55%
9/30/15[i]	18.25	0.19	(1.23)	(1.04)	—	(0.05)	(0.05)	17.16	(5.70%)[b]	534,856	0.62%[a]	N/A	1.41%[a]
12/31/14	16.74	0.24	1.90	2.14	(0.24)	(0.39)	(0.63)	18.25	12.92%	547,665	0.66%	0.63%	1.37%
Class R3
3/31/20[r]	$ 16.87	$ 0.10	$ (2.01)	$ (1.91)	$ (0.26)	$ (0.83)	$ (1.09)	$ 13.87	(12.55%)[b]	$ 176,937	0.87%[a]	N/A	1.17%[a]
9/30/19	19.45	0.18	(0.02)aa	0.16	(0.23)	(2.51)	(2.74)	16.87	3.34%	222,503	0.87%	N/A	1.11%
9/30/18	20.72	0.21	2.87	3.08	(0.35)	(4.00)	(4.35)	19.45	16.90%	251,216	0.87%	N/A	1.10%
9/30/17	18.70	0.24	2.91	3.15	(0.34)	(0.79)	(1.13)	20.72	17.54%	208,410	0.87%	N/A	1.21%
9/30/16	16.95	0.24	2.17	2.41	(0.30)	(0.36)	(0.66)	18.70	14.49%	95,197	0.87%	N/A	1.29%
9/30/15[i]	18.06	0.16	(1.22)	(1.06)	—	(0.05)	(0.05)	16.95	(5.88%)[b]	24,643	0.87%[a]	N/A	1.21%[a]
12/31/14	16.58	0.19	1.90	2.09	(0.22)	(0.39)	(0.61)	18.06	12.68%	3,736	0.92%	0.89%	1.12%

The accompanying notes are an integral part of the financial statements.

MassMutual Select Equity Opportunities Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$ 18.33	$ 0.14	$ (2.60)	$ (2.46)	$ (0.29)	$ (1.35)	$ (1.64)	$ 14.23	(15.11%)[b]	$ 262,628	0.74%[a]	N/A	1.62%[a]
9/30/19	18.41	0.27	1.36	1.63	(0.28)	(1.43)	(1.71)	18.33	10.82%	274,970	0.74%	N/A	1.60%
9/30/18	22.45	0.27	2.75	3.02	(0.51)	(6.55)	(7.06)	18.41	16.23%	268,240	0.74%	N/A	1.50%
9/30/17	18.40	0.41	4.27	4.68	(0.27)	(0.36)	(0.63)	22.45	25.85%	228,919	0.74%	N/A	2.00%
9/30/16	19.31	0.25	2.13	2.38	(0.36)	(2.93)	(3.29)	18.40	13.56%	213,648	0.73%	N/A	1.43%
9/30/15[i]	22.69	0.28	(3.41)	(3.13)	—	(0.25)	(0.25)	19.31	(13.85%)[b]	216,254	0.73%[a]	N/A	1.70%[a]
12/31/14	23.34	0.46	2.34	2.80	(0.47)	(2.98)	(3.45)	22.69	12.54%	222,925	0.74%	0.71%	1.94%
Class R5
3/31/20[r]	$ 18.41	$ 0.13	$ (2.62)	$ (2.49)	$ (0.27)	$ (1.35)	$ (1.62)	$ 14.30	(15.18%)[b]	$ 132,836	0.84%[a]	N/A	1.46%[a]
9/30/19	18.47	0.26	1.37	1.63	(0.26)	(1.43)	(1.69)	18.41	10.76%	180,002	0.84%	N/A	1.50%
9/30/18	22.50	0.25	2.75	3.00	(0.48)	(6.55)	(7.03)	18.47	16.09%	188,418	0.84%	N/A	1.38%
9/30/17	18.44	0.39	4.28	4.67	(0.25)	(0.36)	(0.61)	22.50	25.73%	207,798	0.84%	N/A	1.87%
9/30/16	19.34	0.23	2.14	2.37	(0.34)	(2.93)	(3.27)	18.44	13.44%	203,817	0.83%	N/A	1.32%
9/30/15[i]	22.74	0.27	(3.42)	(3.15)	—	(0.25)	(0.25)	19.34	(13.91%)[b]	240,748	0.83%[a]	N/A	1.62%[a]
12/31/14	23.38	0.45	2.33	2.78	(0.44)	(2.98)	(3.42)	22.74	12.44%	336,501	0.84%	0.82%	1.89%
Service Class
3/31/20[r]	$ 18.00	$ 0.12	$ (2.56)	$ (2.44)	$ (0.25)	$ (1.35)	$ (1.60)	$ 13.96	(15.22%)[b]	$ 41,139	0.94%[a]	N/A	1.37%[a]
9/30/19	18.10	0.24	1.33	1.57	(0.24)	(1.43)	(1.67)	18.00	10.61%	53,931	0.94%	N/A	1.41%
9/30/18	22.17	0.23	2.71	2.94	(0.46)	(6.55)	(7.01)	18.10	16.00%	50,746	0.94%	N/A	1.28%
9/30/17	18.18	0.35	4.23	4.58	(0.23)	(0.36)	(0.59)	22.17	25.59%	61,849	0.94%	N/A	1.74%
9/30/16	19.11	0.21	2.10	2.31	(0.31)	(2.93)	(3.24)	18.18	13.31%	69,632	0.93%	N/A	1.22%
9/30/15[i]	22.49	0.25	(3.38)	(3.13)	—	(0.25)	(0.25)	19.11	(14.02%)[b]	76,245	0.93%[a]	N/A	1.50%[a]
12/31/14	23.16	0.44	2.29	2.73	(0.42)	(2.98)	(3.40)	22.49	12.33%	98,642	0.94%	0.92%	1.87%

		Year ended September 30				Period ended	Year ended
	Six months ended March 31, 2020[b,r]	2019	2018	2017	2016	September 30, 2015[b]	December 31, 2014
Portfolio turnover rate	23%	33%	35%	131%	36%	39%	35%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/20[r]	$ 17.71	$ 0.11	$ (2.51)	$ (2.40)	$ (0.23)	$ (1.35)	$ (1.58)	$ 13.73	(15.24%)[b]	$ 43,371	1.04%[a]	N/A	1.27%[a]
9/30/19	17.84	0.21	1.31	1.52	(0.22)	(1.43)	(1.65)	17.71	10.46%	55,316	1.04%	N/A	1.29%
9/30/18	21.94	0.21	2.68	2.89	(0.44)	(6.55)	(6.99)	17.84	15.92%	75,215	1.04%	N/A	1.19%
9/30/17	17.99	0.33	4.19	4.52	(0.21)	(0.36)	(0.57)	21.94	25.50%	82,359	1.04%	N/A	1.66%
9/30/16	18.94	0.20	2.07	2.27	(0.29)	(2.93)	(3.22)	17.99	13.19%	89,646	1.03%	N/A	1.12%
9/30/15[i]	22.31	0.23	(3.35)	(3.12)	—	(0.25)	(0.25)	18.94	(14.04%)[b]	97,736	1.03%[a]	N/A	1.42%[a]
12/31/14	23.00	0.38	2.30	2.68	(0.39)	(2.98)	(3.37)	22.31	12.20%	111,776	1.05%	1.03%	1.63%
Class A
3/31/20[r]	$ 16.78	$ 0.08	$ (2.36)	$ (2.28)	$ (0.19)	$ (1.35)	$ (1.54)	$ 12.96	(15.32%)[b]	$ 47,767	1.29%[a]	N/A	1.02%[a]
9/30/19	16.98	0.16	1.24	1.40	(0.17)	(1.43)	(1.60)	16.78	10.19%	63,914	1.29%	N/A	1.04%
9/30/18	21.17	0.16	2.56	2.72	(0.36)	(6.55)	(6.91)	16.98	15.62%	78,457	1.29%	N/A	0.92%
9/30/17	17.37	0.28	4.02	4.30	(0.14)	(0.36)	(0.50)	21.17	25.13%	107,667	1.29%	N/A	1.42%
9/30/16	18.38	0.15	2.01	2.16	(0.24)	(2.93)	(3.17)	17.37	12.93%	146,239	1.28%	N/A	0.87%
9/30/15[i]	21.69	0.18	(3.24)	(3.06)	—	(0.25)	(0.25)	18.38	(14.16%)[b]	181,803	1.28%[a]	N/A	1.16%[a]
12/31/14	22.46	0.33	2.21	2.54	(0.33)	(2.98)	(3.31)	21.69	11.86%	227,294	1.30%	1.28%	1.45%
Class R4
3/31/20[r]	$ 16.48	$ 0.09	$ (2.32)	$ (2.23)	$ (0.20)	$ (1.35)	$ (1.55)	$ 12.70	(15.32%)[b]	$ 6,739	1.19%[a]	N/A	1.14%[a]
9/30/19	16.74	0.17	1.21	1.38	(0.21)	(1.43)	(1.64)	16.48	10.30%	6,921	1.19%	N/A	1.13%
9/30/18	21.00	0.17	2.54	2.71	(0.42)	(6.55)	(6.97)	16.74	15.70%	9,409	1.19%	N/A	1.04%
9/30/17	17.28	0.31	3.99	4.30	(0.22)	(0.36)	(0.58)	21.00	25.27%	8,146	1.19%	N/A	1.58%
9/30/16	18.35	0.16	2.02	2.18	(0.32)	(2.93)	(3.25)	17.28	13.11%	6,065	1.18%	N/A	0.98%
9/30/15[i]	21.65	0.24	(3.29)	(3.05)	—	(0.25)	(0.25)	18.35	(14.14%)[b]	1,683	1.18%[a]	N/A	1.52%[a]
12/31/14[h]	22.25	0.10	2.67	2.77	(0.39)	(2.98)	(3.37)	21.65	13.01%[b]	113	1.17%[a]	N/A	0.55%[a]
Class R3
3/31/20[r]	$ 15.42	$ 0.06	$ (2.14)	$ (2.08)	$ (0.20)	$ (1.35)	$ (1.55)	$ 11.79	(15.43%)[b]	$ 2,967	1.44%[a]	N/A	0.88%[a]
9/30/19	15.77	0.13	1.12	1.25	(0.17)	(1.43)	(1.60)	15.42	10.01%	3,297	1.44%	N/A	0.92%
9/30/18	20.10	0.12	2.41	2.53	(0.31)	(6.55)	(6.86)	15.77	15.43%	2,679	1.44%	N/A	0.78%
9/30/17	16.55	0.24	3.83	4.07	(0.16)	(0.36)	(0.52)	20.10	25.00%	3,087	1.44%	N/A	1.28%
9/30/16	17.72	0.12	1.93	2.05	(0.29)	(2.93)	(3.22)	16.55	12.76%	3,539	1.43%	N/A	0.74%
9/30/15[i]	20.95	0.14	(3.12)	(2.98)	—	(0.25)	(0.25)	17.72	(14.28%)[b]	2,317	1.44%[a]	N/A	0.94%[a]
12/31/14	21.80	0.29	2.13	2.42	(0.29)	(2.98)	(3.27)	20.95	11.67%	721	1.49%	1.47%	1.31%

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Growth Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$ 8.03	$ 0.01	$ (0.69)aa	$ (0.68)	$ (0.02)	$ (1.35)	$ (1.37)	$ 5.98	(11.52%)[b]	$ 9,301	0.83%[a]	N/A	0.14%[a]
9/30/19	9.81	0.02	(0.00)d,aa	0.02	(0.05)	(1.75)	(1.80)	8.03	4.27%	67,992	0.82%	0.78%	0.31%
9/30/18	8.44	0.05	1.95	2.00	(0.07)	(0.56)	(0.63)	9.81	24.98%	64,876	0.78%	0.70%	0.56%
9/30/17	8.01	0.08	1.37	1.45	(0.08)	(0.94)	(1.02)	8.44	20.59%	75,206	0.84%	0.70%	1.09%
9/30/16	8.02	0.07	0.86	0.93	(0.08)	(0.86)	(0.94)	8.01	12.02%	56,680	0.82%	0.70%	0.86%
9/30/15[i]	8.18	0.05	(0.18)	(0.13)	—	(0.03)	(0.03)	8.02	(1.60%)[b]	75,265	0.81%[a]	0.70%[a]	0.80%[a]
12/31/14[h]	8.42	0.07	0.78	0.85	(0.09)	(1.00)	(1.09)	8.18	10.42%[b]	86,370	0.75%[a]	0.70%[a]	1.03%[a]
Class R5
3/31/20[r]	$ 8.05	$ 0.00[d]	$ (0.68)aa	$ (0.68)	$ (0.01)	$ (1.35)	$ (1.36)	$ 6.01	(11.44%)[b]	$ 23,422	0.93%[a]	N/A	0.09%[a]
9/30/19	9.83	0.02	(0.01)aa	0.01	(0.04)	(1.75)	(1.79)	8.05	4.13%	31,014	0.92%	0.88%	0.21%
9/30/18	8.46	0.04	1.95	1.99	(0.06)	(0.56)	(0.62)	9.83	24.80%	32,604	0.88%	0.80%	0.45%
9/30/17	8.02	0.08	1.38	1.46	(0.08)	(0.94)	(1.02)	8.46	20.56%	26,201	0.94%	0.80%	0.99%
9/30/16	8.03	0.06	0.86	0.92	(0.07)	(0.86)	(0.93)	8.02	11.88%	23,154	0.92%	0.80%	0.76%
9/30/15[i]	8.20	0.04	(0.18)	(0.14)	—	(0.03)	(0.03)	8.03	(1.71%)[b]	20,054	0.91%[a]	0.80%[a]	0.71%[a]
12/31/14	8.35	0.06	0.86	0.92	(0.07)	(1.00)	(1.07)	8.20	11.38%	21,110	0.87%	0.80%	0.75%
Service Class
3/31/20[r]	$ 7.83	(0.00)[d]	$ (0.65)aa	$ (0.65)	$ (0.01)	$ (1.35)	$ (1.36)	$ 5.82	(11.48%)[b]	$ 4,501	1.03%[a]	N/A	(0.04%)[a]
9/30/19	9.62	0.01	(0.02)aa	(0.01)	(0.03)	(1.75)	(1.78)	7.83	3.97%	9,805	1.02%	0.98%	0.11%
9/30/18	8.29	0.03	1.92	1.95	(0.06)	(0.56)	(0.62)	9.62	24.72%	9,630	0.98%	0.90%	0.35%
9/30/17	7.88	0.07	1.35	1.42	(0.07)	(0.94)	(1.01)	8.29	20.41%	8,668	1.04%	0.90%	0.88%
9/30/16	7.91	0.05	0.84	0.89	(0.06)	(0.86)	(0.92)	7.88	11.69%	6,561	1.02%	0.90%	0.67%
9/30/15[i]	8.07	0.04	(0.17)	(0.13)	—	(0.03)	(0.03)	7.91	(1.62%)[b]	5,627	1.01%[a]	0.90%[a]	0.62%[a]
12/31/14	8.25	0.06	0.83	0.89	(0.07)	(1.00)	(1.07)	8.07	11.13%	6,829	0.94%	0.90%	0.76%

		Year ended September 30				Period ended	Year ended
	Six months ended March 31, 2020[b,r]	2019	2018	2017	2016	September 30, 2015[b]	December 31, 2014
Portfolio turnover rate	112%	123%	47%	52%	49%	37%	59%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/20[r]	$ 7.59	$ (0.00)[d]	$ (0.63)aa	$ (0.63)	$ —	$ (1.35)	$ (1.35)	$ 5.61	(11.48%)[b]	$ 10,675	1.13%[a]	N/A	(0.09%)[a]
9/30/19	9.38	0.00[d]	(0.02)aa	(0.02)	(0.02)	(1.75)	(1.77)	7.59	3.97%	14,315	1.12%	1.09%	0.01%
9/30/18	8.10	0.02	1.87	1.89	(0.05)	(0.56)	(0.61)	9.38	24.56%	12,307	1.08%	1.00%	0.25%
9/30/17	7.72	0.06	1.32	1.38	(0.06)	(0.94)	(1.00)	8.10	20.31%	10,889	1.14%	1.00%	0.77%
9/30/16	7.77	0.04	0.83	0.87	(0.06)	(0.86)	(0.92)	7.72	11.54%	10,205	1.12%	1.00%	0.56%
9/30/15[i]	7.93	0.03	(0.16)	(0.13)	—	(0.03)	(0.03)	7.77	(1.65%)[b]	10,157	1.11%[a]	1.00%[a]	0.50%[a]
12/31/14	8.13	0.05	0.81	0.86	(0.06)	(1.00)	(1.06)	7.93	10.93%	9,696	1.06%	1.01%	0.64%
Class A
3/31/20[r]	$ 7.15	$ (0.01)	$ (0.58)aa	$ (0.59)	$ —	$ (1.35)	$ (1.35)	$ 5.21	(11.67%)[b]	$ 12,844	1.38%[a]	N/A	(0.35%)[a]
9/30/19	8.95	(0.02)	(0.03)aa	(0.05)	—	(1.75)	(1.75)	7.15	3.67%	14,997	1.37%	1.33%	(0.23%)
9/30/18	7.75	0.00[d]	1.79	1.79	(0.03)	(0.56)	(0.59)	8.95	24.31%	18,868	1.33%	1.25%	0.00%[e]
9/30/17	7.43	0.04	1.26	1.30	(0.04)	(0.94)	(0.98)	7.75	19.91%	15,687	1.39%	1.25%	0.53%
9/30/16	7.50	0.02	0.80	0.82	(0.03)	(0.86)	(0.89)	7.43	11.30%	16,594	1.37%	1.25%	0.31%
9/30/15[i]	7.68	0.02	(0.17)	(0.15)	—	(0.03)	(0.03)	7.50	(1.96%)[b]	17,774	1.36%[a]	1.25%[a]	0.26%[a]
12/31/14	7.89	0.03	0.80	0.83	(0.04)	(1.00)	(1.04)	7.68	10.86%	24,193	1.31%	1.26%	0.38%
Class R4
3/31/20[r]	$ 7.06	$ (0.01)	$ (0.57)aa	$ (0.58)	$ —	$ (1.35)	$ (1.35)	$ 5.13	(11.67%)[b]	$ 1,187	1.28%[a]	N/A	(0.25%)[a]
9/30/19	8.86	(0.01)	(0.03)aa	(0.04)	(0.01)	(1.75)	(1.76)	7.06	3.87%	1,217	1.27%	1.22%	(0.08%)
9/30/18	7.68	0.01	1.77	1.78	(0.04)	(0.56)	(0.60)	8.86	24.48%	2,757	1.23%	1.15%	0.10%
9/30/17	7.39	0.05	1.25	1.30	(0.07)	(0.94)	(1.01)	7.68	20.10%	2,908	1.29%	1.15%	0.63%
9/30/16	7.49	0.03	0.79	0.82	(0.06)	(0.86)	(0.92)	7.39	11.33%	720	1.27%	1.15%	0.42%
9/30/15[i]	7.66	0.02	(0.16)	(0.14)	—	(0.03)	(0.03)	7.49	(1.84%)[b]	193	1.26%[a]	1.15%[a]	0.32%[a]
12/31/14[h]	7.95	0.04	0.73	0.77	(0.06)	(1.00)	(1.06)	7.66	10.03%[b]	110	1.20%[a]	1.15%[a]	0.59%[a]
Class R3
3/31/20[r]	$ 6.51	$ (0.01)	$ (0.51)aa	$ (0.52)	$ —	$ (1.35)	$ (1.35)	$ 4.64	(11.73%)[b]	$ 2,356	1.53%[a]	N/A	(0.50%)[a]
9/30/19	8.34	(0.03)	(0.05)aa	(0.08)	—	(1.75)	(1.75)	6.51	3.54%	2,794	1.52%	1.48%	(0.40%)
9/30/18	7.27	(0.01)	1.67	1.66	(0.03)	(0.56)	(0.59)	8.34	24.08%	3,307	1.48%[a]	1.40%	(0.15%)
9/30/17	7.04	0.03	1.19	1.22	(0.05)	(0.94)	(0.99)	7.27	19.93%	2,301	1.54%	1.40%	0.39%
9/30/16	7.19	0.01	0.76	0.77	(0.06)	(0.86)	(0.92)	7.04	11.15%	1,343	1.52%	1.40%	0.20%
9/30/15[i]	7.38	(0.00)[d]	(0.16)	(0.16)	—	(0.03)	(0.03)	7.19	(2.18%)[b]	100	1.51%[a]	1.40%[a]	(0.06%)[a]
12/31/14	7.64	0.02	0.76	0.78	(0.04)	(1.00)	(1.04)	7.38	10.51%	3	1.49%	1.44%	0.24%

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$ 22.73	$ 0.03	$ (0.78)	$ (0.75)	$ (0.09)	$ (1.26)	$ (1.35)	$ 20.63	(3.93%)[b]	$ 1,860,926	0.63%[a]	N/A	0.28%[a]
9/30/19	23.37	0.07	0.59	0.66	(0.11)	(1.19)	(1.30)	22.73	3.82%	1,947,695	0.64%	N/A	0.34%
9/30/18	19.78	0.06	4.45	4.51	(0.11)	(0.81)	(0.92)	23.37	23.49%	1,799,107	0.64%	N/A	0.30%
9/30/17	16.66	0.07	3.81	3.88	(0.10)	(0.66)	(0.76)	19.78	24.41%	1,081,072	0.65%	N/A	0.38%
9/30/16	17.24	0.05	2.33	2.38	(0.10)	(2.86)	(2.96)	16.66	14.57%	511,543	0.66%	N/A	0.34%
9/30/15[i]	17.24	0.03	0.13	0.16	—	(0.16)	(0.16)	17.24	0.87%[b]	317,029	0.67%[a]	N/A	0.24%[a]
12/31/14[h]	16.75	0.01	1.73	1.74	—	(1.25)	(1.25)	17.24	10.55%[b]	268,755	0.66%[a]	N/A	0.05%[a]
Class R5
3/31/20[r]	$ 22.69	$ 0.02	$ (0.78)	$ (0.76)	$ (0.07)	$ (1.26)	$ (1.33)	$ 20.60	(3.99%)[b]	$ 432,966	0.74%[a]	N/A	0.18%[a]
9/30/19	23.32	0.05	0.59	0.64	(0.08)	(1.19)	(1.27)	22.69	3.75%	456,222	0.74%	N/A	0.24%
9/30/18	19.75	0.04	4.43	4.47	(0.09)	(0.81)	(0.90)	23.32	23.31%	503,294	0.74%	N/A	0.19%
9/30/17	16.63	0.05	3.81	3.86	(0.08)	(0.66)	(0.74)	19.75	24.33%	443,867	0.75%	N/A	0.28%
9/30/16	17.22	0.04	2.31	2.35	(0.08)	(2.86)	(2.94)	16.63	14.38%	367,547	0.76%	N/A	0.23%
9/30/15[i]	17.23	0.02	0.13	0.15	—	(0.16)	(0.16)	17.22	0.81%[b]	491,897	0.77%[a]	N/A	0.14%[a]
12/31/14	16.94	(0.01)	1.55	1.54	—	(1.25)	(1.25)	17.23	9.25%	560,395	0.76%	0.76%[n]	(0.05%)
Service Class
3/31/20[r]	$ 22.47	$ 0.01	$ (0.77)	$ (0.76)	$ (0.04)	$ (1.26)	$ (1.30)	$ 20.41	(3.99%)[b]	$ 89,185	0.83%[a]	N/A	0.08%[a]
9/30/19	23.10	0.03	0.58	0.61	(0.05)	(1.19)	(1.24)	22.47	3.61%	114,021	0.84%	N/A	0.14%
9/30/18	19.57	0.02	4.39	4.41	(0.07)	(0.81)	(0.88)	23.10	23.21%	122,916	0.84%	N/A	0.09%
9/30/17	16.49	0.03	3.77	3.80	(0.06)	(0.66)	(0.72)	19.57	24.14%	133,658	0.85%	N/A	0.18%
9/30/16	17.09	0.02	2.31	2.33	(0.07)	(2.86)	(2.93)	16.49	14.37%	212,993	0.86%	N/A	0.14%
9/30/15[i]	17.12	0.01	0.12	0.13	—	(0.16)	(0.16)	17.09	0.70%[b]	197,891	0.87%[a]	N/A	0.04%[a]
12/31/14	16.85	(0.02)	1.54	1.52	—	(1.25)	(1.25)	17.12	9.18%	158,076	0.85%	0.85%[n]	(0.14%)

		Year ended September 30				Period ended	Year ended
	Six months ended March 31, 2020[b,r]	2019	2018	2017	2016	September 30, 2015[b]	December 31, 2014
Portfolio turnover rate	15%	25%	17%	27%	30%	48%	34%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/20[r]	$ 22.13	$ (0.00)[d]	$ (0.76)	$ (0.76)	$ (0.03)	$ (1.26)	$ (1.29)	$ 20.08	(4.09%)[b]	$ 282,055	0.93%[a]	N/A	(0.03%)[a]
9/30/19	22.78	0.01	0.57	0.58	(0.04)	(1.19)	(1.23)	22.13	3.51%	312,815	0.94%	N/A	0.04%
9/30/18	19.31	(0.00)[d]	4.33	4.33	(0.05)	(0.81)	(0.86)	22.78	23.08%	315,952	0.94%	N/A	(0.01%)
9/30/17	16.28	0.01	3.73	3.74	(0.05)	(0.66)	(0.71)	19.31	24.05%	257,730	0.95%	N/A	0.08%
9/30/16	16.90	0.01	2.27	2.28	(0.04)	(2.86)	(2.90)	16.28	14.23%	232,088	0.96%	N/A	0.04%
9/30/15[i]	16.94	(0.01)	0.13	0.12	—	(0.16)	(0.16)	16.90	0.64%[b]	226,193	0.97%[a]	N/A	(0.05%)[a]
12/31/14	16.71	(0.04)	1.52	1.48	—	(1.25)	(1.25)	16.94	9.01%	262,694	0.96%	0.96%[n]	(0.26%)
Class A
3/31/20[r]	$ 21.13	$ (0.03)	$ (0.72)	$ (0.75)	$ —	$ (1.26)	$ (1.26)	$ 19.12	(4.20%)[b]	$ 159,030	1.18%[a]	N/A	(0.28%)[a]
9/30/19	21.82	(0.04)	0.54	0.50	—	(1.19)	(1.19)	21.13	3.27%	181,457	1.19%	N/A	(0.21%)
9/30/18	18.53	(0.05)	4.15	4.10	—	(0.81)	(0.81)	21.82	22.76%	198,284	1.19%[a]	N/A	(0.26%)
9/30/17	15.65	(0.03)	3.58	3.55	(0.01)	(0.66)	(0.67)	18.53	23.73%	162,073	1.20%	N/A	(0.16%)
9/30/16	16.35	(0.03)	2.20	2.17	(0.01)	(2.86)	(2.87)	15.65	13.93%	161,079	1.21%	N/A	(0.22%)
9/30/15[i]	16.42	(0.04)	0.13	0.09	—	(0.16)	(0.16)	16.35	0.48%[b]	150,749	1.22%[a]	N/A	(0.30%)[a]
12/31/14	16.27	(0.08)	1.48	1.40	—	(1.25)	(1.25)	16.42	8.77%	157,200	1.21%	1.20%	(0.50%)
Class R4
3/31/20[r]	$ 21.09	$ (0.02)	$ (0.72)	$ (0.74)	$ —	$ (1.26)	$ (1.26)	$ 19.09	(4.16%)[b]	$ 94,308	1.08%[a]	N/A	(0.18%)[a]
9/30/19	21.78	(0.02)	0.54	0.52	(0.02)	(1.19)	(1.21)	21.09	3.38%	106,445	1.09%	N/A	(0.11%)
9/30/18	18.51	(0.03)	4.15	4.12	(0.04)	(0.81)	(0.85)	21.78	22.92%	107,811	1.09%	N/A	(0.16%)
9/30/17	15.66	(0.01)	3.57	3.56	(0.05)	(0.66)	(0.71)	18.51	23.81%	67,035	1.10%	N/A	(0.07%)
9/30/16	16.38	(0.02)	2.21	2.19	(0.05)	(2.86)	(2.91)	15.66	14.08%	44,451	1.11%	N/A	(0.11%)
9/30/15[i]	16.44	(0.03)	0.13	0.10	—	(0.16)	(0.16)	16.38	0.54%[b]	19,816	1.12%[a]	N/A	(0.23%)[a]
12/31/14[h]	16.08	(0.06)	1.67	1.61	—	(1.25)	(1.25)	16.44	10.18%[b]	776	1.11%[a]	N/A	(0.44%)[a]
Class R3
3/31/20[r]	$ 19.64	$ (0.04)	$ (0.66)	$ (0.70)	$ —	$ (1.26)	$ (1.26)	$ 17.68	(4.27%)[b]	$ 50,491	1.33%[a]	N/A	(0.43%)[a]
9/30/19	20.41	(0.07)	0.49	0.42	—	(1.19)	(1.19)	19.64	3.10%	61,141	1.34%	N/A	(0.36%)
9/30/18	17.41	(0.08)	3.90	3.82	(0.01)	(0.81)	(0.82)	20.41	22.57%	60,560	1.34%	N/A	(0.41%)
9/30/17	14.78	(0.05)	3.37	3.32	(0.03)	(0.66)	(0.69)	17.41	23.59%	40,705	1.35%	N/A	(0.32%)
9/30/16	15.65	(0.05)	2.09	2.04	(0.05)	(2.86)	(2.91)	14.78	13.77%	22,853	1.36%	N/A	(0.36%)
9/30/15[i]	15.75	(0.06)	0.12	0.06	—	(0.16)	(0.16)	15.65	0.38%[b]	3,937	1.37%[a]	N/A	(0.47%)[a]
12/31/14	15.68	(0.11)	1.43	1.32	—	(1.25)	(1.25)	15.75	8.52%	900	1.39%	1.39%[n]	(0.70%)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Growth Opportunities Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$ 10.21	$ (0.01)	$ (0.07)	$ (0.08)	$ (0.06)	$ (3.09)	$ (3.15)	$ 6.98	(3.72%)[b]	$ 152,932	0.77%[a]	N/A	(0.13%)[a]
9/30/19	13.19	(0.03)	(0.29)aa	(0.32)	—	(2.66)	(2.66)	10.21	1.63%	168,427	0.76%	N/A	(0.24%)
9/30/18	11.97	(0.04)	2.81	2.77	—	(1.55)	(1.55)	13.19	25.79%	390,266	0.74%	N/A	(0.30%)
9/30/17	10.82	(0.02)	1.95	1.93	—	(0.78)	(0.78)	11.97	19.63%	378,731	0.74%	N/A	(0.18%)
9/30/16	10.98	(0.01)	1.07	1.06	—	(1.22)	(1.22)	10.82	9.61%	352,915	0.74%	N/A	(0.10%)
9/30/15[i]	11.90	0.00[d]	(0.64)	(0.64)	—	(0.28)	(0.28)	10.98	(5.48%)[b]	352,117	0.74%[a]	N/A	0.05%[a]
12/31/14	11.43	0.01	1.20	1.21	—	(0.74)	(0.74)	11.90	10.75%	312,757	0.75%	0.72%	0.10%
Class R5
3/31/20[r]	$ 10.05	$ (0.01)	$ (0.07)	$ (0.08)	$ (0.05)	$ (3.09)	$ (3.14)	$ 6.83	(3.79%)[b]	$ 119,709	0.87%[a]	N/A	(0.24%)[a]
9/30/19	13.04	(0.04)	(0.29)aa	(0.33)	—	(2.66)	(2.66)	10.05	1.56%	127,577	0.86%	N/A	(0.36%)
9/30/18	11.87	(0.05)	2.77	2.72	—	(1.55)	(1.55)	13.04	25.58%	153,460	0.84%	N/A	(0.40%)
9/30/17	10.74	(0.03)	1.94	1.91	—	(0.78)	(0.78)	11.87	19.59%	185,795	0.84%	N/A	(0.28%)
9/30/16	10.92	(0.01)	1.05	1.04	—	(1.22)	(1.22)	10.74	9.47%	192,509	0.84%	N/A	(0.14%)
9/30/15[i]	11.85	(0.00)[d]	(0.65)	(0.65)	—	(0.28)	(0.28)	10.92	(5.58%)[b]	220,721	0.84%[a]	N/A	(0.03%)[a]
12/31/14	11.39	0.00[d]	1.20	1.20	—	(0.74)	(0.74)	11.85	10.70%	272,981	0.87%	0.83%	0.04%
Service Class
3/31/20[r]	$ 9.66	$ (0.01)	$ (0.06)	$ (0.07)	$ (0.04)	$ (3.09)	$ (3.13)	$ 6.46	(3.82%)[b]	$ 55,539	0.97%[a]	N/A	(0.33%)[a]
9/30/19	12.67	(0.05)	(0.30)aa	(0.35)	—	(2.66)	(2.66)	9.66	1.40%	73,129	0.96%	N/A	(0.47%)
9/30/18	11.58	(0.06)	2.70	2.64	—	(1.55)	(1.55)	12.67	25.52%	68,041	0.94%	N/A	(0.50%)
9/30/17	10.50	(0.04)	1.90	1.86	—	(0.78)	(0.78)	11.58	19.55%	74,058	0.94%	N/A	(0.38%)
9/30/16	10.72	(0.03)	1.03	1.00	—	(1.22)	(1.22)	10.50	9.26%	149,667	0.94%	N/A	(0.31%)
9/30/15[i]	11.64	(0.01)	(0.63)	(0.64)	—	(0.28)	(0.28)	10.72	(5.60%)[b]	149,543	0.94%[a]	N/A	(0.15%)[a]
12/31/14	11.22	(0.01)	1.17	1.16	—	(0.74)	(0.74)	11.64	10.51%	158,891	0.96%	0.93%	(0.08%)

		Year ended September 30				Period ended	Year ended
	Six months ended March 31, 2020[b,r]	2019	2018	2017	2016	September 30, 2015[b]	December 31, 2014
Portfolio turnover rate	25%	33%	28%	19%	22%	28%	25%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/20[r]	$ 9.17	$ (0.02)	$ (0.04)	$ (0.06)	$ (0.03)	$ (3.09)	$ (3.12)	$ 5.99	(3.94%)[b]	$ 40,632	1.07%[a]	N/A	(0.43%)[a]
9/30/19	12.19	(0.05)	(0.31)aa	(0.36)	—	(2.66)	(2.66)	9.17	1.38%	48,666	1.06%	N/A	(0.56%)
9/30/18	11.21	(0.07)	2.60	2.53	—	(1.55)	(1.55)	12.19	25.36%	56,625	1.04%	N/A	(0.60%)
9/30/17	10.21	(0.05)	1.83	1.78	—	(0.78)	(0.78)	11.21	19.31%	89,663	1.04%	N/A	(0.48%)
9/30/16	10.46	(0.04)	1.01	0.97	—	(1.22)	(1.22)	10.21	9.21%	90,616	1.04%	N/A	(0.43%)
9/30/15[i]	11.37	(0.02)	(0.61)	(0.63)	—	(0.28)	(0.28)	10.46	(5.64%)[b]	107,017	1.04%[a]	N/A	(0.26%)[a]
12/31/14	10.98	(0.02)	1.15	1.13	—	(0.74)	(0.74)	11.37	10.46%	146,975	1.07%	1.04%	(0.19%)
Class A
3/31/20[r]	$ 8.24	$ (0.02)	$ (0.01)	$ (0.03)	$ (0.01)	$ (3.09)	$ (3.10)	$ 5.11	(4.07%)[b]	$ 29,535	1.32%[a]	N/A	(0.68%)[a]
9/30/19	11.30	(0.07)	(0.33)aa	(0.40)	—	(2.66)	(2.66)	8.24	1.06%	36,629	1.31%	N/A	(0.81%)
9/30/18	10.52	(0.09)	2.42	2.33	—	(1.55)	(1.55)	11.30	25.08%	49,746	1.29%	N/A	(0.85%)
9/30/17	9.65	(0.07)	1.72	1.65	—	(0.78)	(0.78)	10.52	19.07%	76,756	1.29%	N/A	(0.73%)
9/30/16	9.97	(0.07)	0.97	0.90	—	(1.22)	(1.22)	9.65	8.93%	103,902	1.29%	N/A	(0.72%)
9/30/15[i]	10.88	(0.04)	(0.59)	(0.63)	—	(0.28)	(0.28)	9.97	(5.90%)[b]	140,896	1.29%[a]	N/A	(0.49%)[a]
12/31/14	10.56	(0.05)	1.11	1.06	—	(0.74)	(0.74)	10.88	10.21%	178,641	1.33%	1.29%	(0.44%)
Class R4
3/31/20[r]	$ 8.32	$ (0.02)	$ (0.01)	$ (0.03)	$ (0.01)	$ (3.09)	$ (3.10)	$ 5.19	(3.98%)[b]	$ 1,841	1.22%[a]	N/A	(0.56%)[a]
9/30/19	11.37	(0.06)	(0.33)aa	(0.39)	—	(2.66)	(2.66)	8.32	1.17%	9,775	1.21%	N/A	(0.71%)
9/30/18	10.57	(0.08)	2.43	2.35	—	(1.55)	(1.55)	11.37	25.17%	16,920	1.19%	N/A	(0.75%)
9/30/17	9.68	(0.06)	1.73	1.67	—	(0.78)	(0.78)	10.57	19.22%	9,200	1.19%	N/A	(0.63%)
9/30/16	9.99	(0.05)	0.96	0.91	—	(1.22)	(1.22)	9.68	9.02%	6,861	1.19%	N/A	(0.58%)
9/30/15[i]	10.88	(0.04)	(0.57)	(0.61)	—	(0.28)	(0.28)	9.99	(5.71%)[b]	2,794	1.19%[a]	N/A	(0.46%)[a]
12/31/14[h]	10.57	(0.03)	1.08	1.05	—	(0.74)	(0.74)	10.88	10.11%[b]	110	1.18%[a]	N/A	(0.40%)[a]
Class R3
3/31/20[r]	$ 7.33	$ (0.02)	$ 0.02aa	$ (0.00)[d]	$ (0.00)[d]	$ (3.09)	(3.09)	$ 4.24	(4.04%)[b]	$ 595	1.47%[a]	N/A	(0.84%)[a]
9/30/19	10.41	(0.07)	(0.35)aa	(0.42)	—	(2.66)	(2.66)	7.33	0.95%	925	1.46%	N/A	(0.97%)
9/30/18	9.82	(0.10)	2.24	2.14	—	(1.55)	(1.55)	10.41	24.93%	976	1.44%	N/A	(1.00%)
9/30/17	9.08	(0.08)	1.60	1.52	—	(0.78)	(0.78)	9.82	18.82%	1,035	1.44%	N/A	(0.88%)
9/30/16	9.46	(0.07)	0.91	0.84	—	(1.22)	(1.22)	9.08	8.77%	859	1.44%	N/A	(0.81%)
9/30/15[i]	10.34	(0.05)	(0.55)	(0.60)	—	(0.28)	(0.28)	9.46	(5.92%)[b]	751	1.44%[a]	N/A	(0.70%)[a]
12/31/14	10.09	(0.07)	1.06	0.99	—	(0.74)	(0.74)	10.34	9.99%	127	1.45%	1.44%	(0.65%)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$ 12.42	$ 0.12	$ (2.92)	$ (2.80)	$ (0.23)	$ —	$ (0.23)	$ 9.39	(23.04%)[b]	$ 70,222	0.97%[a]	0.80%[a]	1.91%[a]
9/30/19	14.05	0.21	(0.11)aa	0.10	(0.16)	(1.57)	(1.73)	12.42	2.92%	93,413	1.00%	0.80%	1.73%
9/30/18	15.20	0.18	0.99	1.17	(0.21)	(2.11)	(2.32)	14.05	8.30%	91,004	0.98%	0.80%	1.28%
9/30/17	13.59	0.21	1.87	2.08	(0.21)	(0.26)	(0.47)	15.20	15.51%	81,793	0.92%	0.80%	1.46%
9/30/16	13.71	0.15	1.93	2.08	(0.20)	(2.00)	(2.20)	13.59	17.08%	106,786	0.94%	0.80%	1.19%
9/30/15[i]	15.25	0.11	(1.49)	(1.38)	—	(0.16)	(0.16)	13.71	(9.12%)[b]	128,581	0.84%[a]	0.80%[a]	1.00%[a]
12/31/14	14.68	0.21	0.77	0.98	(0.18)	(0.23)	(0.41)	15.25	6.75%	132,365	0.80%	0.79%	1.37%
Class R5
3/31/20[r]	$ 12.55	$ 0.12	$ (2.96)	$ (2.84)	$ (0.22)	$ —	$ (0.22)	$ 9.49	(23.11%)[b]	$ 1,222	1.07%[a]	0.90%[a]	1.87%[a]
9/30/19	14.15	0.20	(0.10)aa	0.10	(0.13)	(1.57)	(1.70)	12.55	2.78%	1,332	1.10%	0.90%	1.68%
9/30/18	15.28	0.16	1.02	1.18	(0.20)	(2.11)	(2.31)	14.15	8.26%	949	1.08%	0.90%	1.10%
9/30/17	13.67	0.20	1.87	2.07	(0.20)	(0.26)	(0.46)	15.28	15.32%	7,290	1.02%	0.90%	1.34%
9/30/16	13.75	0.15	1.93	2.08	(0.16)	(2.00)	(2.16)	13.67	17.03%	7,072	1.04%	0.90%	1.12%
9/30/15[i]	15.32	0.09	(1.50)	(1.41)	—	(0.16)	(0.16)	13.75	(9.22%)[b]	8,406	0.94%[a]	0.90%[a]	0.83%[a]
12/31/14	14.71	0.12	0.85	0.97	(0.13)	(0.23)	(0.36)	15.32	6.59%	18,333	0.88%	0.88%[k]	0.79%
Service Class
3/31/20[r]	$ 12.46	$ 0.11	$ (2.94)	$ (2.83)	$ (0.20)	$ —	$ (0.20)	$ 9.43	(23.13%)[b]	$ 166	1.17%[a]	1.00%[a]	1.74%[a]
9/30/19	14.09	0.18	(0.10)aa	0.08	(0.14)	(1.57)	(1.71)	12.46	2.73%	215	1.20%	1.00%	1.53%
9/30/18	15.24	0.17	0.97	1.14	(0.18)	(2.11)	(2.29)	14.09	8.03%	255	1.18%	1.00%	1.14%
9/30/17	13.62	0.19	1.87	2.06	(0.18)	(0.26)	(0.44)	15.24	15.29%	1,998	1.12%	1.00%	1.29%
9/30/16	13.72	0.12	1.94	2.06	(0.16)	(2.00)	(2.16)	13.62	16.87%	2,158	1.14%	1.00%	0.95%
9/30/15[i]	15.29	0.08	(1.49)	(1.41)	—	(0.16)	(0.16)	13.72	(9.30%)[b]	2,689	1.04%[a]	1.00%[a]	0.72%[a]
12/31/14	14.71	0.15	0.81	0.96	(0.15)	(0.23)	(0.38)	15.29	6.57%	5,022	0.99%	0.99%[k]	0.96%

		Year ended September 30				Period ended	Year ended
	Six months ended March 31, 2020[b,r]	2019	2018	2017	2016	September 30, 2015[b]	December 31, 2014
Portfolio turnover rate	34%	54%	98%	88%	96%	105%	112%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
r	Unaudited.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/20[r]	$ 12.71	$ 0.10	$ (3.00)	$ (2.90)	$ (0.19)	$ —	$ (0.19)	$ 9.62	(23.20%)[b]	$ 769	1.27%[a]	1.10%[a]	1.66%[a]
9/30/19	14.32	0.18	(0.10)aa	0.08	(0.12)	(1.57)	(1.69)	12.71	2.62%	889	1.30%	1.10%	1.44%
9/30/18	15.43	0.14	1.03	1.17	(0.17)	(2.11)	(2.28)	14.32	8.08%	888	1.28%	1.10%	0.97%
9/30/17	13.81	0.17	1.90	2.07	(0.19)	(0.26)	(0.45)	15.43	15.15%	811	1.22%	1.10%	1.14%
9/30/16	13.81	0.13	1.94	2.07	(0.07)	(2.00)	(2.07)	13.81	16.74%	656	1.24%	1.10%	0.97%
9/30/15[i]	15.40	0.06	(1.49)	(1.43)	—	(0.16)	(0.16)	13.81	(9.36%)[b]	270	1.14%[a]	1.10%[a]	0.56%[a]
12/31/14	14.81	0.10	0.84	0.94	(0.12)	(0.23)	(0.35)	15.40	6.39%	1,147	1.10%	1.10%[k]	0.69%
Class A
3/31/20[r]	$ 12.47	$ 0.09	$ (2.95)	$ (2.86)	$ (0.17)	$ —	$ (0.17)	$ 9.44	(23.28%)[b]	$ 2,464	1.52%[a]	1.35%[a]	1.43%[a]
9/30/19	14.07	0.14	(0.09)aa	0.05	(0.08)	(1.57)	(1.65)	12.47	2.41%	2,788	1.55%	1.35%	1.18%
9/30/18	15.21	0.10	1.00	1.10	(0.13)	(2.11)	(2.24)	14.07	7.73%	2,464	1.53%	1.35%	0.73%
9/30/17	13.61	0.13	1.87	2.00	(0.14)	(0.26)	(0.40)	15.21	14.83%	2,178	1.47%	1.35%	0.90%
9/30/16	13.67	0.08	1.93	2.01	(0.07)	(2.00)	(2.07)	13.61	16.46%	1,755	1.49%	1.35%	0.62%
9/30/15[i]	15.27	0.04	(1.48)	(1.44)	—	(0.16)	(0.16)	13.67	(9.51%)[b]	2,287	1.39%[a]	1.35%[a]	0.36%[a]
12/31/14	14.69	0.09	0.81	0.90	(0.09)	(0.23)	(0.32)	15.27	6.18%	5,759	1.35%	1.35%[k]	0.58%
Class R4
3/31/20[r]	$ 12.31	$ 0.09	$ (2.90)	$ (2.81)	$ (0.18)	$ —	$ (0.18)	$ 9.32	(23.25%)[b]	$ 796	1.42%[a]	1.25%[a]	1.47%[a]
9/30/19	13.97	0.16	(0.11)aa	0.05	(0.14)	(1.57)	(1.71)	12.31	2.48%	1,050	1.45%	1.25%	1.36%
9/30/18	15.11	0.13	0.99	1.12	(0.15)	(2.11)	(2.26)	13.97	7.89%	307	1.43%	1.25%	0.90%
9/30/17	13.54	0.14	1.85	1.99	(0.16)	(0.26)	(0.42)	15.11	14.90%	130	1.37%	1.25%	0.98%
9/30/16	13.65	0.10	1.92	2.02	(0.13)	(2.00)	(2.13)	13.54	16.62%	94	1.39%	1.25%	0.75%
9/30/15[i]	15.24	0.06	(1.49)	(1.43)	—	(0.16)	(0.16)	13.65	(9.46%)[b]	93	1.29%[a]	1.25%[a]	0.54%[a]
12/31/14[h]	15.01	0.09	0.50	0.59	(0.13)	(0.23)	(0.36)	15.24	3.98%[b]	104	1.25%[a]	1.25%[a,n]	0.79%[a]
Class R3
3/31/20[r]	$ 12.28	$ 0.08	$ (2.91)	$ (2.83)	$ (0.15)	$ —	$ (0.15)	$ 9.30	(23.36%)[b]	$ 433	1.67%[a]	1.50%[a]	1.25%[a]
9/30/19	13.90	0.13	(0.11)aa	0.02	(0.07)	(1.57)	(1.64)	12.28	2.19%	503	1.70%	1.50%	1.06%
9/30/18	15.06	0.08	1.00	1.08	(0.13)	(2.11)	(2.24)	13.90	7.66%	383	1.68%	1.50%	0.57%
9/30/17	13.48	0.12	1.84	1.96	(0.12)	(0.26)	(0.38)	15.06	14.70%	333	1.62%	1.50%	0.80%
9/30/16	13.60	0.07	1.90	1.97	(0.09)	(2.00)	(2.09)	13.48	16.25%	102	1.64%	1.50%	0.52%
9/30/15[i]	15.21	0.03	(1.48)	(1.45)	—	(0.16)	(0.16)	13.60	(9.61%)[b]	89	1.54%[a]	1.50%[a]	0.28%[a]
12/31/14	14.64	0.06	0.81	0.87	(0.07)	(0.23)	(0.30)	15.21	5.99%	106	1.53%	1.53%[k]	0.42%

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$ 11.17	$ 0.02	$ (2.91)	$ (2.89)	$ (0.03)	$ (1.05)	$ (1.08)	$ 7.20	(29.21%)[b]	$ 29,855	1.01%[a]	N/A	0.40%[a]
9/30/19	18.11	0.05	(2.20)	(2.15)	(0.06)	(4.73)	(4.79)	11.17	(8.20%)	47,894	0.97%	0.93%	0.44%
9/30/18	18.07	0.06	2.07	2.13	(0.09)	(2.00)	(2.09)	18.11	12.92%	51,328	0.89%	0.80%	0.32%
9/30/17	16.19	0.09	2.76	2.85	(0.08)	(0.89)	(0.97)	18.07	17.90%	113,321	0.86%	0.80%	0.55%
9/30/16	14.62	0.08	2.08	2.16	(0.09)	(0.50)	(0.59)	16.19	15.20%	122,745	0.87%	0.80%	0.55%
9/30/15[i]	15.76	0.07	(1.21)	(1.14)	(0.00)[d]	—	(0.00)[d]	14.62	(7.23%)[b]	65,868	0.87%[a]	0.80%[a]	0.62%[a]
12/31/14[h]	15.09	0.09	0.69	0.78	(0.11)	—	(0.11)	15.76	5.19%[b]	60,528	0.83%[a]	0.80%[a]	0.80%[a]
Class R5
3/31/20[r]	$ 11.19	$ 0.02	$ (2.93)	$ (2.91)	$ (0.01)	$ (1.05)	$ (1.06)	$ 7.22	(29.27%)[b]	$ 9,050	1.11%[a]	N/A	0.30%[a]
9/30/19	18.12	0.04	(2.20)	(2.16)	(0.04)	(4.73)	(4.77)	11.19	(8.26%)	16,680	1.07%	1.01%	0.31%
9/30/18	18.08	0.04	2.08	2.12	(0.08)	(2.00)	(2.08)	18.12	12.80%	42,389	0.99%	0.90%	0.24%
9/30/17	16.20	0.08	2.75	2.83	(0.06)	(0.89)	(0.95)	18.08	17.76%	43,715	0.96%	0.90%	0.44%
9/30/16	14.62	0.06	2.09	2.15	(0.07)	(0.50)	(0.57)	16.20	15.15%	49,774	0.97%	0.90%	0.43%
9/30/15[i]	15.77	0.06	(1.21)	(1.15)	(0.00)[d]	—	(0.00)[d]	14.62	(7.29%)[b]	93,458	0.97%[a]	0.90%[a]	0.52%[a]
12/31/14	14.93	0.11	0.82	0.93	(0.09)	—	(0.09)	15.77	6.27%	97,987	0.90%	0.88%	0.73%
Service Class
3/31/20[r]	$ 11.24	$ 0.01	$ (2.94)	$ (2.93)	$ (0.00)[d]	$ (1.05)	$ (1.05)	$ 7.26	(29.28%)[b]	$ 2,803	1.21%[a]	N/A	0.20%[a]
9/30/19	18.15	0.03	(2.20)	(2.17)	(0.01)	(4.73)	(4.74)	11.24	(8.39%)	4,730	1.17%	1.12%	0.23%
9/30/18	18.11	0.02	2.08	2.10	(0.06)	(2.00)	(2.06)	18.15	12.66%	5,773	1.09%	1.00%	0.14%
9/30/17	16.22	0.06	2.77	2.83	(0.05)	(0.89)	(0.94)	18.11	17.71%	8,940	1.06%	1.00%	0.34%
9/30/16	14.66	0.06	2.07	2.13	(0.07)	(0.50)	(0.57)	16.22	14.97%	7,326	1.07%	1.00%	0.37%
9/30/15[i]	15.82	0.05	(1.21)	(1.16)	(0.00)[d]	—	(0.00)[d]	14.66	(7.33%)[b]	3,272	1.07%[a]	1.00%[a]	0.46%[a]
12/31/14	14.93	0.10	0.83	0.93	(0.04)	—	(0.04)	15.82	6.21%	1,472	1.00%	0.98%	0.66%

		Year ended September 30				Period ended	Year ended
	Six months ended March 31, 2020[b,r]	2019	2018	2017	2016	September 30, 2015[b]	December 31, 2014
Portfolio turnover rate	40%	30%	24%	21%	26%	18%	22%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/20[r]	$ 11.16	$ 0.01	$ (2.93)	$ (2.92)	$ —	$ (1.05)	(1.05)	$ 7.19	(29.40%)[b]	$ 2,139	1.31%[a]	N/A	0.11%[a]
9/30/19	18.07	0.02	(2.19)	(2.17)	(0.01)	(4.73)	(4.74)	11.16	(8.45%)	3,240	1.27%	1.22%	0.13%
9/30/18	18.00	(0.00)[d]	2.07	2.07	(0.00)[d]	(2.00)	(2.00)	18.07	12.57%	5,162	1.19%	1.10%	(0.01%)
9/30/17	16.15	0.04	2.75	2.79	(0.05)	(0.89)	(0.94)	18.00	17.57%	8,977	1.16%	1.10%	0.26%
9/30/16	14.57	0.03	2.08	2.11	(0.03)	(0.50)	(0.53)	16.15	14.89%	4,908	1.17%	1.10%	0.22%
9/30/15[i]	15.74	0.04	(1.21)	(1.17)	(0.00)[d]	—	(0.00)[d]	14.57	(7.43%)[b]	6,020	1.17%[a]	1.10%[a]	0.34%[a]
12/31/14	14.90	0.08	0.82	0.90	(0.06)	—	(0.06)	15.74	6.05%	3,790	1.12%	1.10%	0.52%
Class A
3/31/20[r]	$ 11.01	$ (0.01)	$ (2.87)	$ (2.88)	$ —	$ (1.05)	$ (1.05)	$ 7.08	(29.45%)[b]	$ 4,243	1.56%[a]	N/A	(0.16%)[a]
9/30/19	17.93	(0.01)	(2.18)	(2.19)	—	(4.73)	(4.73)	11.01	(8.68%)	7,990	1.52%	1.47%	(0.11%)[e]
9/30/18	17.92	(0.03)	2.04	2.01	(0.00)[d]	(2.00)	(2.00)	17.93	12.26%	11,623	1.44%	1.35%	(0.20%)
9/30/17	16.08	0.00[d]	2.73	2.73	(0.00)[d]	(0.89)	(0.89)	17.92	17.25%	10,493	1.41%	1.35%	0.01%
9/30/16	14.52	0.00[d]	2.07	2.07	(0.01)	(0.50)	(0.51)	16.08	14.59%	8,850	1.42%	1.35%	0.00%[e]
9/30/15[i]	15.71	0.01	(1.20)	(1.19)	(0.00)[d]	—	(0.00)[d]	14.52	(7.57%)[b]	6,458	1.42%[a]	1.35%[a]	0.07%[a]
12/31/14	14.87	0.04	0.82	0.86	(0.02)	—	(0.02)	15.71	5.82%	6,467	1.37%	1.35%	0.26%
Class R4
3/31/20[r]	$ 10.93	$ (0.00)[d]	$ (2.85)	$ (2.85)	$ —	$ (1.05)	(1.05)	$ 7.03	(29.39%)[b]	$ 2,965	1.46%[a]	N/A	(0.03%)[a]
9/30/19	17.83	(0.00)[d]	(2.17)	(2.17)	—	(4.73)	(4.73)	10.93	(8.59%)	4,301	1.42%	1.38%	(0.00%)[e]
9/30/18	17.85	(0.01)	2.03	2.02	(0.04)	(2.00)	(2.04)	17.83	12.37%	3,350	1.34%	1.25%	(0.08%)
9/30/17	16.01	0.01	2.73	2.74	(0.01)	(0.89)	(0.90)	17.85	17.42%	2,491	1.31%	1.25%	0.07%
9/30/16	14.51	0.02	2.05	2.07	(0.07)	(0.50)	(0.57)	16.01	14.66%	1,748	1.32%	1.25%	0.12%
9/30/15[i]	15.69	0.02	(1.20)	(1.18)	(0.00)[d]	—	(0.00)[d]	14.51	(7.51%)[b]	639	1.32%[a]	1.25%[a]	0.19%[a]
12/31/14[h]	15.02	0.04	0.69	0.73	(0.06)	—	(0.06)	15.69	4.85%[b]	105	1.28%[a]	1.25%[a]	0.35%[a]
Class R3
3/31/20[r]	$ 10.86	$ (0.01)	$ (2.83)	$ (2.84)	$ —	$ (1.05)	$ (1.05)	$ 6.97	(29.48%)[b]	$ 580	1.71%[a]	N/A	(0.28%)[a]
9/30/19	17.79	(0.03)	(2.17)	(2.20)	—	(4.73)	(4.73)	10.86	(8.84%)	856	1.67%	1.61%	(0.27%)
9/30/18	17.81	(0.06)	2.04	1.98	—	(2.00)	(2.00)	17.79	12.14%	1,544	1.59%	1.50%	(0.34%)
9/30/17	16.00	(0.03)	2.73	2.70	—	(0.89)	(0.89)	17.81	17.14%	1,214	1.56%	1.50%	(0.18%)
9/30/16	14.48	(0.02)	2.05	2.03	(0.01)	(0.50)	(0.51)	16.00	14.37%	440	1.57%	1.50%	(0.12%)
9/30/15[i]	15.69	(0.01)	(1.20)	(1.21)	(0.00)[d]	—	(0.00)[d]	14.48	(7.70%)[b]	123	1.57%[a]	1.50%[a]	(0.07%)[a]
12/31/14[h]	15.02	0.01	0.69	0.70	(0.03)	—	(0.03)	15.69	4.66%[b]	105	1.53%[a]	1.50%[a]	0.10%[a]

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$ 9.22	$ 0.04	$ (2.82)	$ (2.78)	$ (0.07)	$ (0.43)	$ (0.50)	$ 5.94	(32.17%)[b]	$ 64,016	0.99%[a]	N/A	0.91%[a]
9/30/19	12.04	0.07	(1.28)	(1.21)	(0.04)	(1.57)	(1.61)	9.22	(8.59%)	95,423	0.98%	0.98%[k]	0.73%
9/30/18	13.45	0.06	0.93	0.99	(0.09)	(2.31)	(2.40)	12.04	8.45%	103,334	0.95%	0.93%	0.47%
9/30/17	11.30	0.09	2.27	2.36	(0.13)	(0.08)	(0.21)	13.45	20.96%	112,070	0.95%	0.93%	0.72%
9/30/16	13.03	0.10	1.26	1.36	(0.09)	(3.00)	(3.09)	11.30	13.23%	125,482	0.94%	0.92%	0.96%
9/30/15[i]	14.38	0.04	(1.18)	(1.14)	—	(0.21)	(0.21)	13.03	(7.99%)[b]	125,447	0.94%[a]	0.92%[a]	0.39%[a]
12/31/14	16.37	0.08	0.47	0.55	(0.15)	(2.39)	(2.54)	14.38	4.10%	132,465	0.91%	0.89%	0.50%
Class R5
3/31/20[r]	$ 9.28	$ 0.04	$ (2.84)	$ (2.80)	$ (0.06)	$ (0.43)	$ (0.49)	$ 5.99	(32.15%)[b]	$ 46,478	1.09%[a]	N/A	0.79%[a]
9/30/19	12.10	0.06	(1.28)	(1.22)	(0.03)	(1.57)	(1.60)	9.28	(8.67%)	78,145	1.08%	1.08%[k]	0.64%
9/30/18	13.50	0.04	0.95	0.99	(0.08)	(2.31)	(2.39)	12.10	8.35%	74,247	1.05%	1.03%	0.37%
9/30/17	11.35	0.08	2.27	2.35	(0.12)	(0.08)	(0.20)	13.50	20.77%	84,951	1.05%	1.03%	0.63%
9/30/16	13.06	0.09	1.27	1.36	(0.07)	(3.00)	(3.07)	11.35	13.18%	106,993	1.04%	1.02%	0.85%
9/30/15[i]	14.43	0.03	(1.19)	(1.16)	—	(0.21)	(0.21)	13.06	(8.11%)[b]	128,043	1.04%[a]	1.02%[a]	0.27%[a]
12/31/14	16.41	0.06	0.47	0.53	(0.12)	(2.39)	(2.51)	14.43	4.01%	207,540	1.03%	1.01%	0.38%
Service Class
3/31/20[r]	$ 9.23	$ 0.03	$ (2.83)	$ (2.80)	$ (0.05)	$ (0.43)	$ (0.48)	$ 5.95	(32.27%)[b]	$ 3,598	1.19%[a]	N/A	0.66%[a]
9/30/19	12.03	0.05	(1.27)	(1.22)	(0.01)	(1.57)	(1.58)	9.23	(8.70%)	6,847	1.18%	1.18%[k]	0.52%
9/30/18	13.43	0.03	0.94	0.97	(0.06)	(2.31)	(2.37)	12.03	8.25%	8,664	1.15%	1.13%	0.27%
9/30/17	11.29	0.06	2.26	2.32	(0.10)	(0.08)	(0.18)	13.43	20.65%	12,810	1.15%	1.13%	0.50%
9/30/16	13.00	0.08	1.26	1.34	(0.05)	(3.00)	(3.05)	11.29	13.05%	15,783	1.14%	1.12%	0.77%
9/30/15[i]	14.38	0.02	(1.19)	(1.17)	—	(0.21)	(0.21)	13.00	(8.20%)[b]	16,672	1.14%[a]	1.12%[a]	0.17%[a]
12/31/14	16.36	0.05	0.47	0.52	(0.11)	(2.39)	(2.50)	14.38	3.92%	37,270	1.12%	1.09%	0.30%

		Year ended September 30				Period ended	Year ended
	Six months ended March 31, 2020[b,r]	2019	2018	2017	2016	September 30, 2015[b]	December 31, 2014
Portfolio turnover rate	23%	146%	65%	57%	60%	86%	38%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/20[r]	$ 9.01	$ 0.03	$ (2.76)	$ (2.73)	$ (0.04)	$ (0.43)	$ (0.47)	$ 5.81	(32.24%)[b]	$ 7,004	1.29%[a]	N/A	0.60%[a]
9/30/19	11.80	0.04	(1.26)	(1.22)	(0.00)[d]	(1.57)	(1.57)	9.01	(8.88%)	11,363	1.28%	1.28%[k]	0.42%
9/30/18	13.22	0.02	0.92	0.94	(0.05)	(2.31)	(2.36)	11.80	8.14%	14,411	1.25%	1.23%	0.17%
9/30/17	11.12	0.05	2.23	2.28	(0.10)	(0.08)	(0.18)	13.22	20.53%	14,943	1.25%	1.23%	0.41%
9/30/16	12.85	0.07	1.24	1.31	(0.04)	(3.00)	(3.04)	11.12	12.95%	16,447	1.24%	1.22%	0.66%
9/30/15[i]	14.22	0.01	(1.17)	(1.16)	—	(0.21)	(0.21)	12.85	(8.23%)[b]	18,220	1.24%[a]	1.22%[a]	0.08%[a]
12/31/14	16.21	0.03	0.46	0.49	(0.09)	(2.39)	(2.48)	14.22	3.74%	24,796	1.23%	1.21%	0.16%
Class A
3/31/20[r]	$ 8.64	$ 0.01	$ (2.64)	$ (2.63)	$ (0.02)	$ (0.43)	$ (0.45)	$ 5.56	(32.38%)[b]	$ 10,808	1.54%[a]	N/A	0.35%[a]
9/30/19	11.40	0.01	(1.20)	(1.19)	—	(1.57)	(1.57)	8.64	(9.03%)	16,723	1.53%	1.53%[k]	0.17%
9/30/18	12.85	(0.01)	0.89	0.88	(0.02)	(2.31)	(2.33)	11.40	7.84%	21,061	1.50%	1.48%	(0.08%)
9/30/17	10.80	0.02	2.17	2.19	(0.06)	(0.08)	(0.14)	12.85	20.31%	23,325	1.50%	1.48%	0.15%
9/30/16	12.56	0.04	1.20	1.24	(0.00)[d]	(3.00)	(3.00)	10.80	12.59%	26,790	1.49%	1.47%	0.40%
9/30/15[i]	13.93	(0.02)	(1.14)	(1.16)	—	(0.21)	(0.21)	12.56	(8.40%)[b]	30,820	1.49%[a]	1.47%[a]	(0.17%)[a]
12/31/14	15.92	(0.01)	0.45	0.44	(0.04)	(2.39)	(2.43)	13.93	3.51%	43,390	1.48%	1.46%	(0.08%)
Class R4
3/31/20[r]	$ 8.52	$ 0.02	$ (2.60)	$ (2.58)	$ (0.03)	$ (0.43)	$ (0.46)	$ 5.48	(32.30%)[b]	$ 710	1.44%[a]	N/A	0.61%[a]
9/30/19	11.26	0.02	(1.19)	(1.17)	(0.00)[d]	(1.57)	(1.57)	8.52	(8.96%)	541	1.43%	1.43%[k]	0.27%
9/30/18	12.73	0.00[d]	0.88	0.88	(0.04)	(2.31)	(2.35)	11.26	7.95%	663	1.40%	1.38%	0.02%
9/30/17	10.74	0.03	2.15	2.18	(0.11)	(0.08)	(0.19)	12.73	20.33%	525	1.40%	1.38%	0.28%
9/30/16	12.52	0.05	1.21	1.26	(0.04)	(3.00)	(3.04)	10.74	12.80%	184	1.39%	1.37%	0.51%
9/30/15[i]	13.88	(0.01)	(1.14)	(1.15)	—	(0.21)	(0.21)	12.52	(8.36%)[b]	92	1.39%[a]	1.37%[a]	(0.06%)[a]
12/31/14[h]	16.27	(0.01)	0.11	0.10	(0.10)	(2.39)	(2.49)	13.88	1.34%[b]	101	1.35%[a]	N/A	(0.05%)[a]
Class R3
3/31/20[r]	$ 7.86	$ 0.01	$ (2.40)	$ (2.39)	$ —	$ (0.43)	(0.43)	$ 5.04	(32.43%)[b]	$ 210	1.69%[a]	N/A	0.18%[a]
9/30/19	10.57	0.00[d]	(1.14)	(1.14)	—	(1.57)	(1.57)	7.86	(9.30%)	422	1.68%	1.68%[k]	0.04%
9/30/18	12.09	(0.02)	0.83	0.81	(0.02)	(2.31)	(2.33)	10.57	7.76%	418	1.65%	1.63%	(0.19%)
9/30/17	10.19	(0.00)[d]	2.05	2.05	(0.07)	(0.08)	(0.15)	12.09	20.14%	180	1.65%	1.63%	(0.03%)
9/30/16	12.03	0.03	1.13	1.16	—	(3.00)	(3.00)	10.19	12.42%	84	1.64%	1.62%	0.28%
9/30/15[i]	13.36	(0.03)	(1.09)	(1.12)	—	(0.21)	(0.21)	12.03	(8.46%)[b]	57	1.64%[a]	1.62%[a]	(0.33%)[a]
12/31/14	15.37	(0.04)	0.44	0.40	(0.02)	(2.39)	(2.41)	13.36	3.34%	80	1.67%	1.65%	(0.27%)

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$ 13.76	$ 0.12	$ (3.37)	$ (3.25)	$ (0.20)	$ (0.36)	$ (0.56)	$ 9.95	(24.79%)[b]	$ 70,694	0.17%[a]	N/A	1.73%[a]
9/30/19	15.27	0.20	(0.75)	(0.55)	(0.22)	(0.74)	(0.96)	13.76	(2.62%)	81,697	0.18%	0.18%[n]	1.48%
9/30/18	14.31	0.21	1.72	1.93	(0.17)	(0.80)	(0.97)	15.27	14.06%	64,388	0.16%	0.16%[n]	1.43%
9/30/17	13.56	0.17	2.02	2.19	(0.22)	(1.22)	(1.44)	14.31	17.06%	48,408	0.18%	0.18%[n]	1.22%
9/30/16	12.44	0.19	1.61	1.80	(0.16)	(0.52)	(0.68)	13.56	15.15%	73,807	0.20%	0.20%[n]	1.49%
9/30/15[i]	13.11	0.13	(0.75)	(0.62)	—	(0.05)	(0.05)	12.44	(4.77%)[b]	137,654	0.22%[a]	0.20%[a]	1.26%[a]
12/31/14	12.47	0.17	1.00	1.17	(0.15)	(0.38)	(0.53)	13.11	9.55%	144,235	0.20%	0.19%	1.35%
Class R5
3/31/20[r]	$ 13.71	$ 0.11	$ (3.35)	$ (3.24)	$ (0.19)	$ (0.36)	$ (0.55)	$ 9.92	(24.79%)[b]	$ 22,377	0.27%[a]	N/A	1.60%[a]
9/30/19	15.22	0.19	(0.76)	(0.57)	(0.20)	(0.74)	(0.94)	13.71	(2.77%)	32,207	0.28%	0.28%[n]	1.41%
9/30/18	14.26	0.19	1.73	1.92	(0.16)	(0.80)	(0.96)	15.22	13.99%	22,023	0.26%	0.26%[n]	1.31%
9/30/17	13.52	0.15	2.02	2.17	(0.21)	(1.22)	(1.43)	14.26	16.94%	25,668	0.28%	0.28%[n]	1.13%
9/30/16	12.41	0.18	1.60	1.78	(0.15)	(0.52)	(0.67)	13.52	15.01%	21,499	0.30%	0.30%[n]	1.44%
9/30/15[i]	13.09	0.12	(0.75)	(0.63)	—	(0.05)	(0.05)	12.41	(4.86%)[b]	11,433	0.32%[a]	0.30%[a]	1.18%[a]
12/31/14	12.46	0.15	0.99	1.14	(0.13)	(0.38)	(0.51)	13.09	9.38%	5,628	0.30%	0.29%	1.20%
Service Class
3/31/20[r]	$ 13.64	$ 0.10	$ (3.35)	$ (3.25)	$ (0.16)	$ (0.36)	$ (0.52)	$ 9.87	(24.91%)[b]	$ 15,350	0.42%[a]	N/A	1.46%[a]
9/30/19	15.14	0.16	(0.74)	(0.58)	(0.18)	(0.74)	(0.92)	13.64	(2.87%)	21,397	0.43%	0.43%[n]	1.22%
9/30/18	14.19	0.17	1.72	1.89	(0.14)	(0.80)	(0.94)	15.14	13.82%	27,225	0.41%	0.41%[n]	1.18%
9/30/17	13.46	0.13	2.01	2.14	(0.19)	(1.22)	(1.41)	14.19	16.78%	25,968	0.43%	0.43%[n]	0.99%
9/30/16	12.36	0.16	1.59	1.75	(0.13)	(0.52)	(0.65)	13.46	14.77%	23,328	0.45%	0.45%[n]	1.26%
9/30/15[i]	13.05	0.10	(0.74)	(0.64)	—	(0.05)	(0.05)	12.36	(4.95%)[b]	16,533	0.47%[a]	0.45%[a]	1.02%[a]
12/31/14	12.43	0.15	0.98	1.13	(0.13)	(0.38)	(0.51)	13.05	9.31%	12,480	0.45%	0.44%	1.16%

		Year ended September 30				Period ended	Year ended
	Six months ended March 31, 2020[b,r]	2019	2018	2017	2016	September 30, 2015[b]	December 31, 2014
Portfolio turnover rate	7%	15%	13%	33%	48%	18%	12%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/20[r]	$ 13.63	$ 0.09	$ (3.34)	$ (3.25)	$ (0.15)	$ (0.36)	$ (0.51)	$ 9.87	(24.92%)[b]	$ 35,854	0.52%[a]	N/A	1.35%[a]
9/30/19	15.13	0.15	(0.75)	(0.60)	(0.16)	(0.74)	(0.90)	13.63	(3.00%)	54,062	0.53%	0.53%[n]	1.12%
9/30/18	14.19	0.16	1.70	1.86	(0.12)	(0.80)	(0.92)	15.13	13.64%	66,044	0.51%	0.51%[n]	1.07%
9/30/17	13.45	0.12	2.01	2.13	(0.17)	(1.22)	(1.39)	14.19	16.73%	60,979	0.53%	0.53%[n]	0.90%
9/30/16	12.35	0.15	1.59	1.74	(0.12)	(0.52)	(0.64)	13.45	14.69%	62,951	0.55%	0.55%[n]	1.17%
9/30/15[i]	13.05	0.09	(0.74)	(0.65)	—	(0.05)	(0.05)	12.35	(5.03%)[b]	50,069	0.57%[a]	0.55%[a]	0.92%[a]
12/31/14	12.43	0.13	0.98	1.11	(0.11)	(0.38)	(0.49)	13.05	9.15%	42,628	0.55%	0.54%	1.02%
Class A
3/31/20[r]	$ 13.60	$ 0.07	$ (3.33)	$ (3.26)	$ (0.12)	$ (0.36)	$ (0.48)	$ 9.86	(25.00%)[b]	$ 25,986	0.77%[a]	N/A	1.11%[a]
9/30/19	15.09	0.12	(0.74)	(0.62)	(0.13)	(0.74)	(0.87)	13.60	(3.24%)	36,013	0.78%	0.78%[n]	0.88%
9/30/18	14.14	0.12	1.71	1.83	(0.08)	(0.80)	(0.88)	15.09	13.42%	36,885	0.76%	0.76%[n]	0.83%
9/30/17	13.42	0.09	1.99	2.08	(0.14)	(1.22)	(1.36)	14.14	16.34%	33,142	0.78%	0.78%[n]	0.65%
9/30/16	12.32	0.11	1.61	1.72	(0.10)	(0.52)	(0.62)	13.42	14.49%	42,316	0.80%	0.80%[n]	0.91%
9/30/15[i]	13.04	0.07	(0.74)	(0.67)	—	(0.05)	(0.05)	12.32	(5.18%)[b]	32,378	0.82%[a]	0.80%[a]	0.67%[a]
12/31/14	12.43	0.10	0.97	1.07	(0.08)	(0.38)	(0.46)	13.04	8.83%	28,715	0.81%	0.80%	0.76%
Class R4
3/31/20[r]	$ 13.53	$ 0.08	$ (3.32)	$ (3.24)	$ (0.12)	$ (0.36)	$ (0.48)	$ 9.81	(24.95%)[b]	$ 69,058	0.67%[a]	N/A	1.19%[a]
9/30/19	15.02	0.13	(0.74)	(0.61)	(0.14)	(0.74)	(0.88)	13.53	(3.13%)	109,915	0.68%	0.68%[n]	0.97%
9/30/18	14.10	0.13	1.70	1.83	(0.11)	(0.80)	(0.91)	15.02	13.51%	137,402	0.66%	0.66%[n]	0.92%
9/30/17	13.39	0.10	2.00	2.10	(0.17)	(1.22)	(1.39)	14.10	16.52%	130,620	0.68%	0.68%[n]	0.76%
9/30/16	12.32	0.13	1.59	1.72	(0.13)	(0.52)	(0.65)	13.39	14.56%	36,917	0.70%	0.70%[n]	1.04%
9/30/15[i]	13.04	0.09	(0.76)	(0.67)	—	(0.05)	(0.05)	12.32	(5.18%)[b]	14,014	0.72%[a]	0.70%[a]	0.86%[a]
12/31/14[h]	12.77	0.09	0.66	0.75	(0.10)	(0.38)	(0.48)	13.04	6.04%[b]	132	0.69%[a]	0.69%[a],[n]	0.89%[a]
Class R3
3/31/20[r]	$ 13.46	$ 0.06	$ (3.31)	$ (3.25)	$ (0.09)	$ (0.36)	$ (0.45)	$ 9.76	(25.10%)[b]	$ 85,090	0.92%[a]	N/A	0.95%[a]
9/30/19	14.94	0.10	(0.74)	(0.64)	(0.10)	(0.74)	(0.84)	13.46	(3.38%)	127,756	0.93%	0.93%[n]	0.72%
9/30/18	14.04	0.10	1.69	1.79	(0.09)	(0.80)	(0.89)	14.94	13.20%	153,657	0.91%	0.91%[n]	0.67%
9/30/17	13.35	0.07	1.98	2.05	(0.14)	(1.22)	(1.36)	14.04	16.22%	144,122	0.93%	0.93%[n]	0.51%
9/30/16	12.31	0.10	1.58	1.68	(0.12)	(0.52)	(0.64)	13.35	14.25%	33,905	0.95%	0.95%[n]	0.81%
9/30/15[i]	13.04	0.06	(0.74)	(0.68)	—	(0.05)	(0.05)	12.31	(5.26%)[b]	8,746	0.97%[a]	0.95%[a]	0.61%[a]
12/31/14[h]	12.77	0.06	0.66	0.72	(0.07)	(0.38)	(0.45)	13.04	5.84%[b]	142	0.95%[a]	0.95%[a,n]	0.60%[a]

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$ 12.32	$ 0.09	$ (2.77)	$ (2.68)	$ (0.20)	$ (0.62)	$ (0.82)	$ 8.82	(23.75%)[b]	$ 62,293	0.22%[a]	0.21%[a]	1.47%[a]
9/30/19	14.72	0.17	(1.60)	(1.43)	(0.15)	(0.82)	(0.97)	12.32	(8.94%)	74,592	0.21%	0.20%	1.34%
9/30/18	14.16	0.17	1.81	1.98	(0.18)	(1.24)	(1.42)	14.72	15.17%	68,359	0.20%	0.20%[n]	1.24%
9/30/17	12.57	0.17	2.34	2.51	(0.19)	(0.73)	(0.92)	14.16	20.64%	49,853	0.22%	0.20%	1.28%
9/30/16	11.28	0.17	1.54	1.71	(0.14)	(0.28)	(0.42)	12.57	15.62%	127,660	0.21%	0.20%	1.48%
9/30/15[i]	12.24	0.13	(1.08)	(0.95)	—	(0.01)	(0.01)	11.28	(7.79%)[b]	185,516	0.29%[a]	0.20%[a]	1.40%[a]
12/31/14	13.20	0.17	0.40	0.57	(0.16)	(1.37)	(1.53)	12.24	4.94%	97,737	0.27%	0.20%	1.33%
Class R5
3/31/20[r]	$ 12.31	$ 0.08	$ (2.77)	$ (2.69)	$ (0.19)	$ (0.62)	$ (0.81)	$ 8.81	(23.85%)[b]	$ 11,173	0.32%[a]	0.31%[a]	1.35%[a]
9/30/19	14.71	0.15	(1.60)	(1.45)	(0.13)	(0.82)	(0.95)	12.31	(9.06%)	15,613	0.31%	0.30%	1.23%
9/30/18	14.15	0.16	1.81	1.97	(0.17)	(1.24)	(1.41)	14.71	15.07%	22,393	0.30%	0.30%[n]	1.13%
9/30/17	12.56	0.15	2.35	2.50	(0.18)	(0.73)	(0.91)	14.15	20.57%	16,566	0.32%	0.30%	1.18%
9/30/16	11.28	0.16	1.53	1.69	(0.13)	(0.28)	(0.41)	12.56	15.42%	15,287	0.31%	0.30%	1.40%
9/30/15[i]	12.24	0.12	(1.07)	(0.95)	—	(0.01)	(0.01)	11.28	(7.79%)[b]	7,948	0.39%[a]	0.30%[a]	1.27%[a]
12/31/14	13.19	0.15	0.40	0.55	(0.13)	(1.37)	(1.50)	12.24	4.80%	4,343	0.38%	0.30%	1.16%
Service Class
3/31/20[r]	$ 12.21	$ 0.07	$ (2.74)	$ (2.67)	$ (0.17)	$ (0.62)	$ (0.79)	$ 8.75	(23.84%)[b]	$ 6,890	0.47%[a]	0.46%[a]	1.22%[a]
9/30/19	14.58	0.13	(1.58)	(1.45)	(0.10)	(0.82)	(0.92)	12.21	(9.15%)	9,013	0.46%	0.45%	1.06%
9/30/18	14.04	0.14	1.78	1.92	(0.14)	(1.24)	(1.38)	14.58	14.86%	19,285	0.45%	0.45%[n]	0.98%
9/30/17	12.48	0.13	2.32	2.45	(0.16)	(0.73)	(0.89)	14.04	20.33%	19,390	0.47%	0.45%	1.03%
9/30/16	11.21	0.14	1.52	1.66	(0.11)	(0.28)	(0.39)	12.48	15.23%	13,347	0.46%	0.45%	1.22%
9/30/15[i]	12.17	0.10	(1.05)	(0.95)	—	(0.01)	(0.01)	11.21	(7.84%)[b]	8,110	0.54%[a]	0.45%[a]	1.09%[a]
12/31/14	13.16	0.15	0.37	0.52	(0.14)	(1.37)	(1.51)	12.17	4.55%	6,499	0.52%	0.45%	1.14%

		Year ended September 30				Period ended	Year ended
	Six months ended March 31, 2020[b,r]	2019	2018	2017	2016	September 30, 2015[b]	December 31, 2014
Portfolio turnover rate	3%	16%	20%	38%	37%	13%	33%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/20[r]	$ 12.23	$ 0.07	$ (2.76)	$ (2.69)	$ (0.16)	$ (0.62)	$ (0.78)	$ 8.76	(23.93%)[b]	$ 35,180	0.57%[a]	0.56%[a]	1.10%[a]
9/30/19	14.61	0.12	(1.58)	(1.46)	(0.10)	(0.82)	(0.92)	12.23	(9.27%)	50,106	0.56%	0.55%	0.99%
9/30/18	14.06	0.12	1.80	1.92	(0.13)	(1.24)	(1.37)	14.61	14.80%	53,624	0.55%	0.55%[n]	0.87%
9/30/17	12.50	0.12	2.32	2.44	(0.15)	(0.73)	(0.88)	14.06	20.16%	52,240	0.57%	0.55%	0.93%
9/30/16	11.23	0.13	1.52	1.65	(0.10)	(0.28)	(0.38)	12.50	15.11%	44,061	0.56%	0.55%	1.14%
9/30/15[i]	12.20	0.09	(1.05)	(0.96)	—	(0.01)	(0.01)	11.23	(7.90%)[b]	30,993	0.64%[a]	0.55%[a]	1.00%[a]
12/31/14	13.18	0.13	0.39	0.52	(0.13)	(1.37)	(1.50)	12.20	4.52%	25,705	0.62%	0.55%	1.02%
Class A
3/31/20[r]	$ 12.15	$ 0.05	$ (2.74)	$ (2.69)	$ (0.13)	$ (0.62)	$ (0.75)	$ 8.71	(24.01%)[b]	$ 16,489	0.82%[a]	0.81%[a]	0.85%[a]
9/30/19	14.51	0.09	(1.56)	(1.47)	(0.07)	(0.82)	(0.89)	12.15	(9.45%)	23,469	0.81%	0.80%	0.74%
9/30/18	13.97	0.09	1.79	1.88	(0.10)	(1.24)	(1.34)	14.51	14.52%	29,287	0.80%	0.80%[n]	0.63%
9/30/17	12.43	0.09	2.30	2.39	(0.12)	(0.73)	(0.85)	13.97	19.85%	23,317	0.82%	0.80%	0.68%
9/30/16	11.16	0.10	1.52	1.62	(0.07)	(0.28)	(0.35)	12.43	14.91%	19,806	0.81%	0.80%	0.89%
9/30/15[i]	12.16	0.07	(1.06)	(0.99)	—	(0.01)	(0.01)	11.16	(8.18%)[b]	14,478	0.89%[a]	0.80%[a]	0.73%[a]
12/31/14	13.15	0.10	0.38	0.48	(0.10)	(1.37)	(1.47)	12.16	4.24%	15,338	0.88%	0.81%	0.76%
Class R4
3/31/20[r]	$ 12.10	$ 0.06	$ (2.74)	$ (2.68)	$ (0.13)	$ (0.62)	$ (0.75)	$ 8.67	(24.01%)[b]	$ 40,479	0.72%[a]	0.71%[a]	0.95%[a]
9/30/19	14.46	0.10	(1.56)	(1.46)	(0.08)	(0.82)	(0.90)	12.10	(9.38%)	60,168	0.71%	0.70%	0.84%
9/30/18	13.94	0.10	1.78	1.88	(0.12)	(1.24)	(1.36)	14.46	14.60%	74,670	0.70%	0.70%[n]	0.73%
9/30/17	12.40	0.10	2.31	2.41	(0.14)	(0.73)	(0.87)	13.94	20.08%	63,118	0.72%	0.70%	0.76%
9/30/16	11.17	0.11	1.51	1.62	(0.11)	(0.28)	(0.39)	12.40	14.93%	29,129	0.71%	0.70%	1.00%
9/30/15[i]	12.16	0.09	(1.07)	(0.98)	—	(0.01)	(0.01)	11.17	(8.09%)[b]	9,367	0.79%[a]	0.70%[a]	0.96%[a]
12/31/14[h]	13.27	0.08	0.30	0.38	(0.12)	(1.37)	(1.49)	12.16	3.42%[b]	151	0.76%[a]	0.70%[a]	0.88%[a]
Class R3
3/31/20[r]	$ 12.03	$ 0.04	$ (2.72)	$ (2.68)	$ (0.10)	$ (0.62)	$ (0.72)	$ 8.63	(24.08%)[b]	$ 37,754	0.97%[a]	0.96%[a]	0.70%[a]
9/30/19	14.38	0.07	(1.56)	(1.49)	(0.04)	(0.82)	(0.86)	12.03	(9.63%)	55,627	0.96%	0.95%	0.59%
9/30/18	13.87	0.07	1.77	1.84	(0.09)	(1.24)	(1.33)	14.38	14.38%	70,230	0.95%	0.95%[n]	0.48%
9/30/17	12.36	0.07	2.29	2.36	(0.12)	(0.73)	(0.85)	13.87	19.73%	57,433	0.97%	0.95%	0.51%
9/30/16	11.16	0.09	1.49	1.58	(0.10)	(0.28)	(0.38)	12.36	14.60%	22,081	0.96%	0.95%	0.75%
9/30/15[i]	12.16	0.07	(1.06)	(0.99)	—	(0.01)	(0.01)	11.16	(8.18%)[b]	5,873	1.04%[a]	0.95%[a]	0.71%[a]
12/31/14[h]	13.27	0.06	0.29	0.35	(0.09)	(1.37)	(1.46)	12.16	3.20%[b]	138	1.01%[a]	0.95%[a]	0.61%[a]

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$ 23.34	$ 0.02	$ (3.85)	$ (3.83)	$ (0.01)	$ (1.26)	$ (1.27)	$ 18.24	(17.61%) [b]	$ 4,722,197	0.71%[a]	N/A	0.17%[a]
9/30/19	24.10	0.03	1.14	1.17	(0.01)	(1.92)	(1.93)	23.34	6.66%	5,925,776	0.71%	N/A	0.15%
9/30/18	21.92	0.01	3.59	3.60	—	(1.42)	(1.42)	24.10	17.21%	5,436,930	0.71%	N/A	0.06%
9/30/17	19.16	(0.00)[d]	3.64	3.64	(0.03)	(0.85)	(0.88)	21.92	19.83%	3,055,936	0.72%	N/A	(0.00%)[e]
9/30/16	18.74	0.01	1.91	1.92	—	(1.50)	(1.50)	19.16	10.74%	1,668,899	0.73%	N/A	0.07%
9/30/15[i]	18.65	(0.01)	0.24	0.23	—	(0.14)	(0.14)	18.74	1.22%[b]	816,703	0.75%[a]	N/A	(0.08%)[a]
12/31/14	18.42	(0.02)	2.33	2.31	—	(2.08)	(2.08)	18.65	13.00%	441,065	0.77%	0.74%	(0.11%)
Class R5
3/31/20[r]	$ 23.08	$ 0.01	$ (3.80)	$ (3.79)	$ —	$ (1.26)	$ (1.26)	$ 18.03	(17.63%)[b]	$ 1,158,503	0.81%[a]	N/A	0.07%[a]
9/30/19	23.87	0.01	1.12	1.13	—	(1.92)	(1.92)	23.08	6.54%	1,533,487	0.81%	N/A	0.05%
9/30/18	21.75	(0.01)	3.55	3.54	—	(1.42)	(1.42)	23.87	17.06%	1,517,553	0.81%	N/A	(0.04%)
9/30/17	19.01	(0.02)	3.62	3.60	(0.01)	(0.85)	(0.86)	21.75	19.76%	1,167,243	0.82%	N/A	(0.11%)
9/30/16	18.63	(0.00)[d]	1.88	1.88	—	(1.50)	(1.50)	19.01	10.58%	826,289	0.83%	N/A	(0.03%)
9/30/15[i]	18.56	(0.03)	0.24	0.21	—	(0.14)	(0.14)	18.63	1.12%[b]	641,170	0.85%[a]	N/A	(0.18%)[a]
12/31/14	18.36	(0.04)	2.32	2.28	—	(2.08)	(2.08)	18.56	12.88%	668,005	0.87%	0.85%	(0.22%)
Service Class
3/31/20[r]	$ 22.47	$ (0.00)[d]	$ (3.70)	$ (3.70)	$ —	$ (1.26)	$ (1.26)	$ 17.51	(17.71%)[b]	$ 258,597	0.91%[a]	N/A	(0.04%)[a]
9/30/19	23.31	(0.01)	1.09	1.08	—	(1.92)	(1.92)	22.47	6.48%	373,475	0.91%	N/A	(0.05%)
9/30/18	21.30	(0.03)	3.46	3.43	—	(1.42)	(1.42)	23.31	16.90%	405,725	0.91%	N/A	(0.14%)
9/30/17	18.64	(0.04)	3.55	3.51	—	(0.85)	(0.85)	21.30	19.65%	252,898	0.92%	N/A	(0.20%)
9/30/16	18.30	(0.02)	1.86	1.84	—	(1.50)	(1.50)	18.64	10.55%	234,465	0.93%	N/A	(0.13%)
9/30/15[i]	18.25	(0.04)	0.23	0.19	—	(0.14)	(0.14)	18.30	1.03%[b]	238,436	0.95%[a]	N/A	(0.28%)[a]
12/31/14	18.10	(0.06)	2.29	2.23	—	(2.08)	(2.08)	18.25	12.79%	243,292	0.97%	0.95%	(0.31%)

		Year ended September 30				Period ended	Year ended
	Six months ended March 31, 2020[b,r]	2019	2018	2017	2016	September 30, 2015[b]	December 31, 2014
Portfolio turnover rate	17%	37%	34%	36%	36%	31%	33%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/20[r]	$ 21.38	$ (0.01)	$ (3.50)	$ (3.51)	$ —	$ (1.26)	$ (1.26)	$ 16.61	(17.72%)[b]	$ 206,143	1.01%[a]	N/A	(0.14%)[a]
9/30/19	22.32	(0.03)	1.01	0.98	—	(1.92)	(1.92)	21.38	6.31%	290,024	1.01%	N/A	(0.15%)
9/30/18	20.46	(0.05)	3.33	3.28	—	(1.42)	(1.42)	22.32	16.85%	337,284	1.01%	N/A	(0.25%)
9/30/17	17.96	(0.06)	3.41	3.35	—	(0.85)	(0.85)	20.46	19.49%	339,090	1.02%	N/A	(0.30%)
9/30/16	17.71	(0.04)	1.79	1.75	—	(1.50)	(1.50)	17.96	10.38%	340,187	1.03%	N/A	(0.23%)
9/30/15[i]	17.68	(0.05)	0.22	0.17	—	(0.14)	(0.14)	17.71	0.95%[b]	364,801	1.05%[a]	N/A	(0.38%)[a]
12/31/14	17.61	(0.08)	2.23	2.15	—	(2.08)	(2.08)	17.68	12.70%	364,385	1.09%	1.06%	(0.43%)
Class A
3/31/20[r]	$ 19.58	$ (0.04)	$ (3.17)	$ (3.21)	$ —	$ (1.26)	$ (1.26)	$15.11	(17.83%)	$ 164,486	1.26%[a]	N/A	(0.38%)[a]
9/30/19	20.67	(0.07)	0.90	0.83	—	(1.92)	(1.92)	19.58	6.06%	226,723	1.26%	N/A	(0.40%)
9/30/18	19.10	(0.10)	3.09	2.99	—	(1.42)	(1.42)	20.67	16.52%	272,769	1.26%	N/A	(0.50%)
9/30/17	16.86	(0.10)	3.19	3.09	—	(0.85)	(0.85)	19.10	19.21%	274,719	1.27%	N/A	(0.55%)
9/30/16	16.75	(0.08)	1.69	1.61	—	(1.50)	(1.50)	16.86	10.12%	297,498	1.28%	N/A	(0.48%)
9/30/15[i]	16.76	(0.08)	0.21	0.13	—	(0.14)	(0.14)	16.75	0.76%[b]	306,259	1.30%[a]	N/A	(0.63%)[a]
12/31/14	16.84	(0.12)	2.12	2.00	—	(2.08)	(2.08)	16.76	12.38%	322,121	1.34%	1.31%	(0.68%)
Class R4
3/31/20[r]	$ 19.74	$ (0.03)	$ (3.20)	$ (3.23)	$ —	$ (1.26)	$ (1.26)	$15.25	(17.78%)[b]	$ 158,075	1.16%[a]	N/A	(0.29%)[a]
9/30/19	20.80	(0.06)	0.92	0.86	—	(1.92)	(1.92)	19.74	6.18%	222,247	1.16%	N/A	(0.29%)
9/30/18	19.19	(0.08)	3.11	3.03	—	(1.42)	(1.42)	20.80	16.65%	229,517	1.16%	N/A	(0.39%)
9/30/17	16.92	(0.08)	3.20	3.12	—	(0.85)	(0.85)	19.19	19.33%	125,717	1.17%	N/A	(0.46%)
9/30/16	16.79	(0.06)	1.69	1.63	—	(1.50)	(1.50)	16.92	10.22%	54,177	1.18%	N/A	(0.39%)
9/30/15[i]	16.78	(0.07)	0.22	0.15	—	(0.14)	(0.14)	16.79	0.88%[b]	11,441	1.20%[a]	N/A	(0.53%)[a]
12/31/14[h]	17.37	(0.07)	1.56	1.49	—	(2.08)	(2.08)	16.78	9.07%[b]	2,860	1.20%[a]	N/A	(0.50%)[a]
Class R3
3/31/20[r]	$ 17.93	$ (0.05)	$ (2.88)	$ (2.93)	$ —	$ (1.26)	$ (1.26)	$13.74	(17.91%)[b]	$ 24,097	1.41%[a]	N/A	(0.53%)[a]
9/30/19	19.14	(0.09)	0.80	0.71	—	(1.92)	(1.92)	17.93	5.91%	32,770	1.41%	N/A	(0.54%)
9/30/18	17.81	(0.12)	2.87	2.75	—	(1.42)	(1.42)	19.14	16.36%	35,471	1.41%	N/A	(0.64%)
9/30/17	15.80	(0.11)	2.97	2.86	—	(0.85)	(0.85)	17.81	19.04%	27,527	1.42%	N/A	(0.70%)
9/30/16	15.81	(0.10)	1.59	1.49	—	(1.50)	(1.50)	15.80	9.95%	14,056	1.43%	N/A	(0.63%)
9/30/15[i]	15.84	(0.10)	0.21	0.11	—	(0.14)	(0.14)	15.81	0.68%[b]	4,788	1.45%[a]	N/A	(0.78%)[a]
12/31/14	16.05	(0.14)	2.01	1.87	—	(2.08)	(2.08)	15.84	12.18%	2,445	1.51%	1.49%	(0.86%)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$ 15.30	$ (0.00)[d]	$ (2.12)	$ (2.12)	$ (0.14)	$ (1.68)	$ —	(1.82)	$ 11.36	(16.61%)[b]	$ 221,974	0.86%[a]	N/A	(0.02%)[a]
9/30/19	19.08	(0.01)	(1.04)	(1.05)	—	(2.73)	—	(2.73)	15.30	(2.31%)	269,356	0.86%	N/A	(0.05%)
9/30/18	15.74	(0.03)	4.24	4.21	—	(0.87)	—	(0.87)	19.08	27.96%	385,194	0.85%	N/A	(0.15%)
9/30/17	13.05	(0.01)	2.70	2.69	—	—	—	—	15.74	20.61%	306,490	0.86%	N/A	(0.05%)
9/30/16	15.17	(0.00)[d]	1.05	1.05	—	(3.17)	(0.00)[d]	(3.17)	13.05	8.25%	276,267	0.87%	N/A	(0.03%)
9/30/15[i]	16.37	(0.01)	(0.95)	(0.96)	—	(0.24)	—	(0.24)	15.17	(5.92%)[b]	237,215	0.85%[a]	N/A	(0.08%)[a]
12/31/14	19.02	(0.03)	1.03	1.00	—	(3.65)	—	(3.65)	16.37	6.16%	523,725	0.85%	0.84%	(0.19%)
Class R5
3/31/20[r]	$ 15.06	$ (0.01)	$ (2.08)	$ (2.09)	$ (0.12)	$ (1.68)	$ —	$ (1.80)	$ 11.17	(16.62%)[b]	$ 98,509	0.96%[a]	N/A	(0.12%)[a]
9/30/19	18.85	(0.02)	(1.04)	(1.06)	—	(2.73)	—	(2.73)	15.06	(2.40%)	128,280	0.96%	N/A	(0.14%)
9/30/18	15.57	(0.04)	4.19	4.15	—	(0.87)	—	(0.87)	18.85	27.87%	142,284	0.95%	N/A	(0.25%)
9/30/17	12.93	(0.02)	2.66	2.64	—	—	—	—	15.57	20.42%	119,338	0.96%	N/A	(0.15%)
9/30/16	15.07	(0.02)	1.05	1.03	—	(3.17)	(0.00)[d]	(3.17)	12.93	8.16%	119,577	0.97%	N/A	(0.15%)
9/30/15[i]	16.28	(0.02)	(0.95)	(0.97)	—	(0.24)	—	(0.24)	15.07	(6.07%)[b]	168,987	0.95%[a]	N/A	(0.18%)[a]
12/31/14	18.94	(0.06)	1.05	0.99	—	(3.65)	—	(3.65)	16.28	6.14%	212,669	0.97%	0.94%	(0.30%)
Service Class
3/31/20[r]	$ 14.12	$ (0.02)	$ (1.93)	$ (1.95)	$ (0.11)	$ (1.68)	$ —	$ (1.79)	$ 10.38	(16.73%)[b]	$ 24,144	1.06%[a]	N/A	(0.23%)[a]
9/30/19	17.89	(0.03)	(1.01)	(1.04)	—	(2.73)	—	(2.73)	14.12	(2.43%)	34,404	1.06%	N/A	(0.23%)
9/30/18	14.84	(0.06)	3.98	3.92	—	(0.87)	—	(0.87)	17.89	27.69%	33,978	1.05%	N/A	(0.34%)
9/30/17	12.33	(0.03)	2.54	2.51	—	—	—	—	14.84	20.36%	34,017	1.06%	N/A	(0.25%)
9/30/16	14.53	(0.03)	1.00	0.97	—	(3.17)	(0.00)[d]	(3.17)	12.33	8.02%	36,718	1.07%	N/A	(0.23%)
9/30/15[i]	15.71	(0.03)	(0.91)	(0.94)	—	(0.24)	—	(0.24)	14.53	(6.10%)[b]	36,194	1.05%[a]	N/A	(0.28%)[a]
12/31/14	18.43	(0.07)	1.00	0.93	—	(3.65)	—	(3.65)	15.71	5.98%	39,757	1.08%	1.05%	(0.41%)

		Year ended September 30				Period ended	Year ended
	Six months ended March 31, 2020[b,r]	2019	2018	2017	2016	September 30, 2015[b]	December 31, 2014
Portfolio turnover rate	35%	71%	85%	86%	85%	82%	76%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations				Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/20[r]	$ 13.10	$ (0.02)	$ (1.75)	$ (1.77)	$ (0.10)	$ (1.68)	$ —	$ (1.78)	$ 9.55	(16.75%)[b]	$ 21,570	1.16%[a]	N/A	(0.32%)[a]
9/30/19	16.87	(0.04)	(1.00)	(1.04)	—	(2.73)	—	(2.73)	13.10	(2.60%)	28,372	1.16%	N/A	(0.34%)
9/30/18	14.05	(0.07)	3.76	3.69	—	(0.87)	—	(0.87)	16.87	27.60%	35,642	1.15%	N/A	(0.45%)
9/30/17	11.69	(0.04)	2.40	2.36	—	—	—	—	14.05	20.19%	30,295	1.16%	N/A	(0.35%)
9/30/16	13.95	(0.04)	0.95	0.91	—	(3.17)	(0.00)[d]	(3.17)	11.69	7.92%	29,335	1.17%	N/A	(0.34%)
9/30/15[i]	15.10	(0.04)	(0.87)	(0.91)	—	(0.24)	—	(0.24)	13.95	(6.15%)[b]	33,350	1.15%[a]	N/A	(0.38%)[a]
12/31/14	17.87	(0.09)	0.97	0.88	—	(3.65)	—	(3.65)	15.10	5.88%	30,069	1.18%	1.16%	(0.52%)
Class A
3/31/20[r]	$ 11.38	$ (0.03)	$ (1.48)	$ (1.51)	$ (0.07)	$ (1.68)	$ —	(1.75)	$ 8.12	(16.83%)[b]	$ 25,365	1.41%[a]	N/A	(0.58%)[a]
9/30/19	15.14	(0.07)	(0.96)	(1.03)	—	(2.73)	—	(2.73)	11.38	(2.87%)	33,997	1.41%	N/A	(0.59%)
9/30/18	12.72	(0.09)	3.38	3.29	—	(0.87)	—	(0.87)	15.14	27.33%	43,682	1.40%	N/A	(0.70%)
9/30/17	10.61	(0.07)	2.18	2.11	—	—	—	—	12.72	19.89%	35,240	1.41%	N/A	(0.60%)
9/30/16	12.97	(0.06)	0.87	0.81	—	(3.17)	(0.00)[d]	(3.17)	10.61	7.70%	40,045	1.42%	N/A	(0.59%)
9/30/15[i]	14.09	(0.07)	(0.81)	(0.88)	—	(0.24)	—	(0.24)	12.97	(6.31%)[b]	46,014	1.40%[a]	N/A	(0.63%)[a]
12/31/14	16.96	(0.13)	0.91	0.78	—	(3.65)	—	(3.65)	14.09	5.60%	56,296	1.43%	1.41%	(0.77%)
Class R4
3/31/20[r]	$ 11.48	$ (0.03)	$ (1.48)	$ (1.51)	$ (0.09)	$ (1.68)	$ —	(1.77)	$ 8.20	(16.74%)[b]	$ 9,126	1.31%[a]	N/A	(0.49%)[a]
9/30/19	15.23	(0.06)	(0.96)	(1.02)	—	(2.73)	—	(2.73)	11.48	(2.76%)	12,843	1.31%	N/A	(0.49%)
9/30/18	12.78	(0.08)	3.40	3.32	—	(0.87)	—	(0.87)	15.23	27.44%	13,972	1.30%	N/A	(0.60%)
9/30/17	10.65	(0.06)	2.19	2.13	—	—	—	—	12.78	20.00%	5,081	1.31%	N/A	(0.50%)
9/30/16	13.00	(0.05)	0.87	0.82	—	(3.17)	(0.00)[d]	(3.17)	10.65	7.78%	1,781	1.32%	N/A	(0.45%)
9/30/15[i]	14.10	(0.06)	(0.80)	(0.86)	—	(0.24)	—	(0.24)	13.00	(6.23%)[b]	438	1.30%[a]	N/A	(0.54%)[a]
12/31/14[h]	17.12	(0.08)	0.71	0.63	—	(3.65)	—	(3.65)	14.10	4.67%[b]	105	1.29%[a]	N/A	(0.62%)[a]
Class R3
3/31/20[r]	$ 9.79	$ (0.03)	$ (1.22)	$ (1.25)	$ (0.07)	$ (1.68)	$ —	$ (1.75)	$ 6.79	(16.92%)[b]	$ 2,524	1.57%[a]	N/A	(0.71%)[a]
9/30/19	13.51	(0.07)	(0.92)	(0.99)	—	(2.73)	—	(2.73)	9.79	(2.94%)	2,728	1.56%	N/A	(0.73%)
9/30/18	11.46	(0.10)	3.02	2.92	—	(0.87)	—	(0.87)	13.51	27.10%	2,622	1.55%	N/A	(0.85%)
9/30/17	9.57	(0.08)	1.97	1.89	—	—	—	—	11.46	19.75%	2,199	1.56%	N/A	(0.75%)
9/30/16	12.02	(0.06)	0.78	0.72	—	(3.17)	(0.00)[d]	(3.17)	9.57	7.52%	1,254	1.57%	N/A	(0.69%)
9/30/15[i]	13.09	(0.08)	(0.75)	(0.83)	—	(0.24)	—	(0.24)	12.02	(6.41%)[b]	315	1.55%[a]	N/A	(0.80%)[a]
12/31/14	16.04	(0.16)	0.86	0.70	—	(3.65)	—	(3.65)	13.09	5.35%	104	1.66%	1.63%	(1.02%)

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$ 12.34	$ 0.12	$ (2.06)	$ (1.94)	$ (0.39)	$ (0.06)	$ (0.45)	$ 9.95	(16.51%)[b]	$ 53,309	0.24%[a]	N/A	2.01%[a]
9/30/19	13.12	0.39	(0.61)	(0.22)	(0.34)	(0.22)	(0.56)	12.34	(1.15%)	56,770	0.23%	0.23%[n]	3.20%
9/30/18	13.40	0.38	(0.05)	0.33	(0.43)	(0.18)	(0.61)	13.12	2.49%	46,834	0.32%	0.25%	2.82%
9/30/17	12.10	0.32	1.80	2.12	(0.61)	(0.21)	(0.82)	13.40	18.96%	39,255	0.31%	0.25%	2.72%
9/30/16	11.68	0.34	0.38	0.72	(0.27)	(0.03)	(0.30)	12.10	6.26%	93,913	0.24%	0.24%[n]	2.89%
9/30/15[i]	12.20	0.31	(0.83)	(0.52)	—	—	—	11.68	(4.26%)[b]	278,051	0.29%[a]	0.25%[a]	3.22%[a]
12/31/14	13.51	0.46	(1.23)	(0.77)	(0.40)	(0.14)	(0.54)	12.20	(5.64%)	213,384	0.26%	0.25%	3.38%
Class R5
3/31/20[r]	$ 12.33	$ 0.11	$ (2.06)	$ (1.95)	$ (0.38)	$ (0.06)	$ (0.44)	$ 9.94	(16.58%)[b]	$ 18,054	0.34%[a]	N/A	1.83%[a]
9/30/19	13.11	0.36	(0.60)	(0.24)	(0.32)	(0.22)	(0.54)	12.33	(1.26%)	22,402	0.33%	0.33%[n]	3.00%
9/30/18	13.39	0.36	(0.04)	0.32	(0.42)	(0.18)	(0.60)	13.11	2.38%	12,947	0.42%	0.35%	2.69%
9/30/17	12.09	0.26	1.85	2.11	(0.60)	(0.21)	(0.81)	13.39	18.87%	13,724	0.41%	0.35%	2.13%
9/30/16	11.68	0.34	0.36	0.70	(0.26)	(0.03)	(0.29)	12.09	6.11%	32,195	0.34%	0.34%[n]	2.96%
9/30/15[i]	12.21	0.32	(0.85)	(0.53)	—	—	—	11.68	(4.34%)[b]	16,010	0.39%[a]	0.35%[a]	3.36%[a]
12/31/14	13.50	0.59	(1.37)	(0.78)	(0.37)	(0.14)	(0.51)	12.21	(5.68%)	4,052	0.36%	0.34%	4.35%
Service Class
3/31/20[r]	$ 12.28	$ 0.11	$ (2.09)	$ (1.98)	$ (0.26)	$ (0.06)	$ (0.32)	$ 9.98	(16.68%)[b]	$ 3,065	0.49%[a]	N/A	1.76%[a]
9/30/19	13.05	0.32	(0.56)	(0.24)	(0.31)	(0.22)	(0.53)	12.28	(1.31%)	3,340	0.48%	0.48%[n]	2.66%
9/30/18	13.33	0.31	(0.01)	0.30	(0.40)	(0.18)	(0.58)	13.05	2.26%	27,218	0.57%	0.50%	2.31%
9/30/17	12.05	0.32	1.75	2.07	(0.58)	(0.21)	(0.79)	13.33	18.58%	25,208	0.56%	0.50%	2.62%
9/30/16	11.64	0.32	0.36	0.68	(0.24)	(0.03)	(0.27)	12.05	5.94%	16,897	0.49%	0.49%[n]	2.79%
9/30/15[i]	12.17	0.29	(0.82)	(0.53)	—	—	—	11.64	(4.35%)[b]	14,896	0.54%[a]	0.50%[a]	3.00%[a]
12/31/14	13.49	0.35	(1.15)	(0.80)	(0.38)	(0.14)	(0.52)	12.17	(5.88%)	5,988	0.50%	0.50%[k]	2.61%

		Year ended September 30				Period ended	Year ended
	Six months ended March 31, 2020[b,r]	2019	2018	2017	2016	September 30, 2015[b]	December 31, 2014
Portfolio turnover rate	2%	7%	15%	35%	26%	6%	28%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/20[r]	$ 12.26	$ 0.09	$ (2.05)	$ (1.96)	$ (0.35)	$ (0.06)	$ (0.41)	$ 9.89	(16.72%)[b]	$ 29,664	0.59%[a]	N/A	1.52%[a]
9/30/19	13.03	0.33	(0.59)	(0.26)	(0.29)	(0.22)	(0.51)	12.26	(1.49%)	40,745	0.58%	0.58%[n]	2.78%
9/30/18	13.31	0.31	(0.03)	0.28	(0.38)	(0.18)	(0.56)	13.03	2.15%	38,753	0.67%	0.60%	2.31%
9/30/17	12.03	0.29	1.77	2.06	(0.57)	(0.21)	(0.78)	13.31	18.48%	43,896	0.66%	0.60%	2.39%
9/30/16	11.62	0.32	0.35	0.67	(0.23)	(0.03)	(0.26)	12.03	5.87%	39,646	0.59%	0.59%[n]	2.72%
9/30/15[i]	12.17	0.28	(0.83)	(0.55)	—	—	—	11.62	(4.52%)[b]	33,128	0.64%[a]	0.60%[a]	2.93%[a]
12/31/14	13.49	0.32	(1.13)	(0.81)	(0.37)	(0.14)	(0.51)	12.17	(5.90%)	22,634	0.60%	0.60%[k]	2.43%
Class A
3/31/20[r]	$ 12.22	$ 0.08	$ (2.05)	$ (1.97)	$ (0.32)	$ (0.06)	$ (0.38)	$ 9.87	(16.81%)[b]	$ 19,370	0.84%[a]	N/A	1.35%[a]
9/30/19	12.98	0.31	(0.59)	(0.28)	(0.26)	(0.22)	(0.48)	12.22	(1.66%)	23,948	0.83%	0.83%[n]	2.59%
9/30/18	13.27	0.28	(0.03)	0.25	(0.36)	(0.18)	(0.54)	12.98	1.87%	22,344	0.92%	0.85%	2.15%
9/30/17	12.00	0.26	1.76	2.02	(0.54)	(0.21)	(0.75)	13.27	18.16%	18,255	0.91%	0.85%	2.17%
9/30/16	11.59	0.27	0.38	0.65	(0.21)	(0.03)	(0.24)	12.00	5.63%	13,495	0.84%	0.84%[n]	2.35%
9/30/15[i]	12.16	0.25	(0.82)	(0.57)	—	—	—	11.59	(4.69%)[b]	12,681	0.89%[a]	0.85%[a]	2.65%[a]
12/31/14	13.47	0.34	(1.18)	(0.84)	(0.33)	(0.14)	(0.47)	12.16	(6.20%)	7,253	0.86%	0.86%[k]	2.56%
Class R4
3/31/20[r]	$ 12.16	$ 0.09	$ (2.05)	$ (1.96)	$ (0.32)	$ (0.06)	$ (0.38)	$ 9.82	(16.79%)[b]	$ 30,681	0.74%[a]	N/A	1.42%[a]
9/30/19	12.92	0.31	(0.58)	(0.27)	(0.27)	(0.22)	(0.49)	12.16	(1.56%)	41,622	0.73%	0.73%[n]	2.65%
9/30/18	13.21	0.30	(0.04)	0.26	(0.37)	(0.18)	(0.55)	12.92	1.95%	48,486	0.82%	0.75%	2.25%
9/30/17	11.96	0.29	1.74	2.03	(0.57)	(0.21)	(0.78)	13.21	18.31%	45,031	0.81%	0.75%	2.39%
9/30/16	11.59	0.32	0.33	0.65	(0.25)	(0.03)	(0.28)	11.96	5.66%	25,933	0.74%	0.74%[n]	2.74%
9/30/15[i]	12.15	0.19	(0.75)	(0.56)	—	—	—	11.59	(4.69%)[b]	6,697	0.79%[a]	0.75%[a]	2.03%[a]
12/31/14[h]	13.53	0.22	(1.11)	(0.89)	(0.35)	(0.14)	(0.49)	12.15	(6.48%)[b]	141	0.75%[a]	0.75%[a],[k]	2.22%[a]
Class R3
3/31/20[r]	$ 12.11	$ 0.07	$ (2.04)	$ (1.97)	$ (0.29)	$ (0.06)	$ (0.35)	$ 9.79	(16.88%)[b]	$ 29,096	0.99%[a]	N/A	1.15%[a]
9/30/19	12.87	0.28	(0.58)	(0.30)	(0.24)	(0.22)	(0.46)	12.11	(1.86%)	40,853	0.98%	0.98%[n]	2.39%
9/30/18	13.17	0.26	(0.04)	0.22	(0.34)	(0.18)	(0.52)	12.87	1.69%	45,563	1.07%	1.00%	2.01%
9/30/17	11.93	0.25	1.75	2.00	(0.55)	(0.21)	(0.76)	13.17	18.05%	40,921	1.06%	1.00%	2.06%
9/30/16	11.58	0.28	0.34	0.62	(0.24)	(0.03)	(0.27)	11.93	5.44%	24,798	0.99%	0.99%[n]	2.46%
9/30/15[i]	12.16	0.22	(0.80)	(0.58)	—	—	—	11.58	(4.69%)[b]	5,031	1.04%[a]	1.00%[a]	2.32%[a]
12/31/14[h]	13.53	0.21	(1.12)	(0.91)	(0.32)	(0.14)	(0.46)	12.16	(6.73%)[b]	97	1.00%[a]	1.00%[a,k]	2.09%[a]

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$ 8.35	$ 0.01	$ (1.55)	$ (1.54)	$ (0.19)	$ (0.15)	$ (0.34)	$ 6.47	(19.50%)[b]	$ 266,492	0.89%[a]	0.87%[a]	0.13%[a]
9/30/19	9.42	0.20	(0.34)	(0.14)	(0.15)	(0.78)	(0.93)	8.35	0.01%	348,467	0.87%	N/A	2.42%
9/30/18	9.61	0.16	(0.16)	0.00[d]	(0.19)	—	(0.19)	9.42	(0.02%)	362,074	0.92%	N/A	1.68%
9/30/17	7.88	0.15	1.76	1.91	(0.18)	—	(0.18)	9.61	24.71%	318,534	0.93%	N/A	1.70%
9/30/16	7.68	0.14	0.19	0.33	(0.13)	—	(0.13)	7.88	4.28%	328,518	0.92%	N/A	1.88%
9/30/15[i]	8.29	0.13	(0.53)	(0.40)	(0.21)	—	(0.21)	7.68	(5.00%)[b]	290,692	0.93%[a]	N/A	1.95%[a]
12/31/14	9.05	0.20	(0.75)	(0.55)	(0.21)	—	(0.21)	8.29	(6.25%)	305,063	0.97%	0.90%	2.22%
Class R5
3/31/20[r]	$ 8.38	$ 0.00[d]	$ (1.55)	$ (1.55)	$ (0.18)	$ (0.15)	$ (0.33)	$ 6.50	(19.50%)[b]	$ 108,036	0.99%[a]	0.97%[a]	0.04%[a]
9/30/19	9.45	0.19	(0.34)	(0.15)	(0.14)	(0.78)	(0.92)	8.38	(0.14%)	122,168	0.97%	N/A	2.34%
9/30/18	9.64	0.15	(0.16)	(0.01)	(0.18)	—	(0.18)	9.45	(0.11%)	134,803	1.02%	N/A	1.54%
9/30/17	7.90	0.13	1.78	1.91	(0.17)	—	(0.17)	9.64	24.64%	154,039	1.03%	N/A	1.52%
9/30/16	7.70	0.13	0.19	0.32	(0.12)	—	(0.12)	7.90	4.15%	138,668	1.02%	N/A	1.71%
9/30/15[i]	8.31	0.12	(0.54)	(0.42)	(0.19)	—	(0.19)	7.70	(5.13%)[b]	161,529	1.03%[a]	N/A	1.85%[a]
12/31/14	9.06	0.19	(0.76)	(0.57)	(0.18)	—	(0.18)	8.31	(6.40%)	164,096	1.13%	1.05%	2.18%
Service Class
3/31/20[r]	$ 8.33	$ (0.00)[d]	$ (1.55)	$ (1.55)	$ (0.17)	$ (0.15)	$ (0.32)	$ 6.46	(19.58%)[b]	$ 29,084	1.09%[a]	1.07%[a]	(0.04%)[a]
9/30/19	9.39	0.18	(0.33)	(0.15)	(0.13)	(0.78)	(0.91)	8.33	(0.15%)	36,489	1.07%	N/A	2.27%
9/30/18	9.58	0.14	(0.16)	(0.02)	(0.17)	—	(0.17)	9.39	(0.22%)	39,149	1.12%	N/A	1.45%
9/30/17	7.86	0.11	1.77	1.88	(0.16)	—	(0.16)	9.58	24.39%	45,240	1.13%	N/A	1.26%
9/30/16	7.66	0.12	0.19	0.31	(0.11)	—	(0.11)	7.86	4.07%	69,873	1.12%	N/A	1.63%
9/30/15[i]	8.26	0.11	(0.52)	(0.41)	(0.19)	—	(0.19)	7.66	(5.10%)[b]	77,184	1.13%[a]	N/A	1.74%[a]
12/31/14	9.01	0.17	(0.75)	(0.58)	(0.17)	—	(0.17)	8.26	(6.52%)	76,131	1.21%	1.13%	1.95%

		Year ended September 30				Period ended	Year ended
	Six months ended March 31, 2020[b,r]	2019	2018	2017	2016	September 30, 2015[b]	December 31, 2014
Portfolio turnover rate	22%	27%	46%	29%	38%	39%	42%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/20[r]	$ 8.40	$ (0.01)	$ (1.56)	$ (1.57)	$ (0.16)	$ (0.15)	$ (0.31)	$ 6.52	(19.63%)[b]	$ 14,897	1.19%[a]	1.17%[a]	(0.16%)[a]
9/30/19	9.46	0.17	(0.33)	(0.16)	(0.12)	(0.78)	(0.90)	8.40	(0.32%)	21,563	1.17%	N/A	2.03%
9/30/18	9.65	0.13	(0.16)	(0.03)	(0.16)	—	(0.16)	9.46	(0.33%)	31,199	1.22%	N/A	1.31%
9/30/17	7.92	0.12	1.76	1.88	(0.15)	—	(0.15)	9.65	24.22%	40,543	1.23%	N/A	1.40%
9/30/16	7.72	0.12	0.18	0.30	(0.10)	—	(0.10)	7.92	3.93%	37,189	1.22%	N/A	1.54%
9/30/15[i]	8.32	0.11	(0.52)	(0.41)	(0.19)	—	(0.19)	7.72	(5.08%)[b]	35,607	1.23%[a]	N/A	1.70%[a]
12/31/14	9.09	0.17	(0.76)	(0.59)	(0.18)	—	(0.18)	8.32	(6.59%)	29,655	1.29%	1.22%	1.90%
Class A
3/31/20[r]	$ 8.21	$ (0.02)	$ (1.53)	$ (1.55)	$ (0.14)	$ (0.15)	$ (0.29)	$ 6.37	(19.68%)[b]	$ 24,561	1.44%[a]	1.42%[a]	(0.38%)[a]
9/30/19	9.25	0.15	(0.32)	(0.17)	(0.09)	(0.78)	(0.87)	8.21	(0.48%)	29,537	1.42%	N/A	1.86%
9/30/18	9.44	0.11	(0.16)	(0.05)	(0.14)	—	(0.14)	9.25	(0.60%)	41,179	1.47%	N/A	1.11%
9/30/17	7.75	0.09	1.73	1.82	(0.13)	—	(0.13)	9.44	23.89%	49,218	1.48%	N/A	1.09%
9/30/16	7.55	0.10	0.18	0.28	(0.08)	—	(0.08)	7.75	3.73%	58,816	1.47%	N/A	1.31%
9/30/15[i]	8.14	0.09	(0.52)	(0.43)	(0.16)	—	(0.16)	7.55	(5.39%)[b]	58,523	1.48%[a]	N/A	1.40%[a]
12/31/14	8.89	0.15	(0.75)	(0.60)	(0.15)	—	(0.15)	8.14	(6.80%)	60,890	1.55%	1.47%	1.72%
Class R4
3/31/20[r]	$ 8.03	$ (0.01)	$ (1.48)	$ (1.49)	$ (0.16)	$ (0.15)	$ (0.31)	$ 6.23	(19.61%)[b]	$ 13,136	1.34%[a]	1.32%[a]	(0.28%)[a]
9/30/19	9.10	0.17	(0.34)	(0.17)	(0.12)	(0.78)	(0.90)	8.03	(0.51%)	14,876	1.32%	N/A	2.14%
9/30/18	9.30	0.12	(0.16)	(0.04)	(0.16)	—	(0.16)	9.10	(0.48%)	12,903	1.37%	N/A	1.23%
9/30/17	7.64	0.10	1.70	1.80	(0.14)	—	(0.14)	9.30	24.05%	7,779	1.38%	N/A	1.26%
9/30/16	7.47	0.12	0.16	0.28	(0.11)	—	(0.11)	7.64	3.79%	6,660	1.37%	N/A	1.57%
9/30/15[i]	8.09	0.08	(0.49)	(0.41)	(0.21)	—	(0.21)	7.47	(5.24%)[b]	3,422	1.38%[a]	N/A	1.28%[a]
12/31/14[h]	8.80	0.11	(0.61)	(0.50)	(0.21)	—	(0.21)	8.09	(5.81%)[b]	94	1.37%[a]	N/A	1.63%[a]
Class R3
3/31/20[r]	$ 8.11	$ (0.02)	$ (1.51)	$ (1.53)	$ (0.13)	$ (0.15)	$ (0.28)	$ 6.30	(19.78%)[b]	$ 2,878	1.59%[a]	1.57%[a]	(0.54%)[a]
9/30/19	9.17	0.15	(0.34)	(0.19)	(0.09)	(0.78)	(0.87)	8.11	(0.72%)	3,382	1.57%	N/A	1.86%
9/30/18	9.37	0.10	(0.17)	(0.07)	(0.13)	—	(0.13)	9.17	(0.75%)	3,947	1.62%	N/A	1.08%
9/30/17	7.70	0.08	1.72	1.80	(0.13)	—	(0.13)	9.37	23.73%	3,267	1.63%	N/A	1.00%
9/30/16	7.52	0.09	0.18	0.27	(0.09)	—	(0.09)	7.70	3.63%	1,918	1.62%	N/A	1.25%
9/30/15[i]	8.15	0.10	(0.55)	(0.45)	(0.18)	—	(0.18)	7.52	(5.60%)[b]	1,257	1.63%[a]	N/A	1.51%[a]
12/31/14	8.76	0.17	(0.78)	(0.61)	—	—	—	8.15	(6.96%)	182	1.82%	1.69%	2.02%

The accompanying notes are an integral part of the financial statements.

MassMutual Select T. Rowe Price International Equity Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$ 9.43	$ 0.06	$ (1.56)	$ (1.50)	$ (0.23)	$ —	$ (0.23)	$ 7.70	(16.51%)[b]	$ 1,058,231	0.76%[a]	0.67%[a]	1.16%[a]
9/30/19	9.70	0.26	(0.39)	(0.13)	(0.14)	—	(0.14)	9.43	(1.17%)	1,135,941	0.79%	0.67%	2.80%
9/30/18[g]	10.00	0.19	(0.49)	(0.30)	—	—	—	9.70	(3.00%)[b]	809,616	0.89%[a]	0.67%[a]	3.03%[a]

	Six months ended March 31, 2020[b,r]	Year ended September 30, 2019	Period ended September 30, 2018[b]
Portfolio turnover rate	15%	26%	24%[q]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 9, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Portfolio turnover excludes securities received from subscriptions in-kind. Securities received from subscriptions in-kind had no impact on portfolio turnover.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1.	The Funds

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The following are 19 series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Select Total Return Bond Fund (“Total Return Bond Fund”)
MassMutual Select Strategic Bond Fund (“Strategic Bond Fund”)
MassMutual Select Diversified Value Fund (“Diversified Value Fund”)
MassMutual Select Fundamental Value Fund (“Fundamental Value Fund”)
MM S&P 500® Index Fund (“S&P 500 Index Fund”)
MassMutual Select Equity Opportunities Fund (“Equity Opportunities Fund”)
MassMutual Select Fundamental Growth Fund (“Fundamental Growth Fund”)
MassMutual Select Blue Chip Growth Fund (“Blue Chip Growth Fund”)
MassMutual Select Growth Opportunities Fund (“Growth Opportunities Fund”)
MassMutual Select Mid-Cap Value Fund (“Mid-Cap Value Fund”)
MassMutual Select Small Cap Value Equity Fund (“Small Cap Value Equity Fund”)
MassMutual Select Small Company Value Fund (“Small Company Value Fund”)
MM S&P® Mid Cap Index Fund (“S&P Mid Cap Index Fund”)
MM Russell 2000® Small Cap Index Fund (“Russell 2000 Small Cap Index Fund”)
MassMutual Select Mid Cap Growth Fund (“Mid Cap Growth Fund”)
MassMutual Select Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)
MM MSCI EAFE® International Index Fund (“MSCI EAFE International Index Fund”)
MassMutual Select Overseas Fund (“Overseas Fund”)
MassMutual Select T. Rowe Price International Equity Fund (“MM Select T. Rowe Price International Equity Fund”)

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general

Notes to Financial Statements (Unaudited) (Continued)

oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in

[1]

The voting members of the Valuation Committee consist of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO, Secretary, and Assistant Secretaries) of the Trust, as well as such other members as the Trustees may from time to time designate. The non-voting members of the Valuation Committee consist of the CCO, Secretary, and Assistant Secretaries. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Financial Statements (Unaudited) (Continued)

the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Notes to Financial Statements (Unaudited) (Continued)

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The Fundamental Value Fund, Fundamental Growth Fund, and Growth Opportunities Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of March 31, 2020. For each Fund noted in the preceding sentence, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of March 31, 2020, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3	Total
Total Return Bond Fund
Asset Investments
Bank Loans	$—	$11,163,793	$—	$11,163,793
Corporate Debt	—	221,367,423	—	221,367,423
Municipal Obligations	—	16,823,047	—	16,823,047
Non-U.S. Government Agency Obligations	—	111,809,338	—	111,809,338
Sovereign Debt Obligations	—	8,536,072	—	8,536,072
U.S. Government Agency Obligations and Instrumentalities	—	435,856,466	—	435,856,466
U.S. Treasury Obligations	—	82,624,469	—	82,624,469
Mutual Funds	260,413	—	—	260,413
Short-Term Investments	—	93,943,763	—	93,943,763
Total Investments	$260,413	$982,124,371	$—	$982,384,784
Asset Derivatives
Futures Contracts	$1,873,511	$—	$—	$1,873,511
Swap Agreements	—	1,573,343	—	1,573,343
Total	$1,873,511	$1,573,343	$—	$3,446,854
Liability Derivatives
Swap Agreements	$—	$(1,499,794)	$—	(1,499,794)
Written Options	(95,313)	—	—	(95,313)
Total	$(95,313)	$(1,499,794)	$—	$(1,595,107)

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2		Level 3	Total
Strategic Bond Fund
Asset Investments
Bank Loans(Less Unfunded Loan Commitments)	$826,276	$30,260,255		$—	$31,086,531
Corporate Debt	—	208,632,375		—	208,632,375
Municipal Obligations	—	474,471		—	474,471
Non-U.S. Government Agency Obligations	—	67,141,319		—	67,141,319
Sovereign Debt Obligations	—	56,151,434		—	56,151,434
U.S. Government Agency Obligations and Instrumentalities	—	254,691,149		—	254,691,149
U.S. Treasury Obligations	—	76,332,949		—	76,332,949
Purchased Options	163,969	186,817		—	350,786
Mutual Funds	252,982	—		—	252,982
Short-Term Investments	—	261,244		—	261,244
Unfunded Loan Commitments***	—	(7,151	)***	—	(7,151)
Total Investments	$1,243,227	$694,124,862		$—	$695,368,089
Asset Derivatives
Forward Contracts	$—	$2,036,566		$—	$2,036,566
Futures Contracts	17,408,369	—		—	17,408,369
Swap Agreements	—	1,045,356		—	1,045,356
Total	$17,408,369	$3,081,922		$—	$20,490,291
Liability Derivatives
Forward Contracts	$—	$(7,642,522)		$—	$(7,642,522)
Futures Contracts	(3,560,501)	—		—	(3,560,501)
Swap Agreements	—	(14,613,461)		—	(14,613,461)
Written Options	(2,464,875)	(1,339,140)		—	(3,804,015)
Total	$(6,025,376)	$(23,595,123)		$—	$(29,620,499)

Diversified Value Fund
Asset Derivatives
Common Stock	$258,173,135	$4,619,255	*	$—	$262,792,390
Preferred Stock	4,334,472	—		—	4,334,472
Mutual Funds	3,062,284	—		—	3,062,284
Short-Term Investments	104	3,206,352		—	3,206,456
Total Investments	$265,569,995	$7,825,607		$—	$273,395,602

S&P 500 Index Fund
Asset Investments
Common Stock	$2,805,396,762	$—		$—	$2,805,396,762
Mutual Funds	217,115	—		—	217,115
Short-Term Investments	—	93,703,390		—	93,703,390
Total Investments	$2,805,613,877	$93,703,390		$—	$2,899,317,267
Liability Derivatives
Futures Contracts	$(130,101)	$—		$—	$(130,101)

Equity Opportunities Fund
Asset Investments
Common Stock	$494,866,270	$22,982,114	*	$—	$517,848,384
Preferred Stock	6,301,688	—		—	6,301,688
Short-Term Investments	1,053	12,700,368		—	12,701,421
Total Investments	$501,169,011	$35,682,482		$—	$536,851,493

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total
Blue Chip Growth Fund
Asset Investments
Common Stock	$2,826,516,335	$108,804,139	*	$4,202,305	**	$2,939,522,779
Mutual Funds	506,115	—		—		506,115
Short-Term Investments	1,074	9,183,606		—		9,184,680
Total Investments	$2,827,023,524	$117,987,745		$4,202,305		$2,949,213,574

Mid-Cap Value Fund
Asset Investments
Common Stock	$67,612,247	$5,253,714	*	$—		$72,865,961
Mutual Funds	388,556	—		—		388,556
Short-Term Investments	—	2,761,846		—		2,761,846
Total Investments	$68,000,803	$8,015,560		$—		$76,016,363
Asset Derivatives
Forward Contracts	$—	$26,953		$—		$26,953
Liability Derivatives
Forward Contracts	$—	$(232,764)		$—		$(232,764)

Small Cap Value Equity Fund
Asset Investments
Common Stock	$48,538,870	$1,064,113	*	$—	+**	$49,602,983
Mutual Funds	223,934	—		—		223,934
Short-Term Investments	—	2,501,130		—		2,501,130
Total Investments	$48,762,804	$3,565,243		$—		$52,328,047

Small Company Value Fund
Asset Investments
Common Stock	$128,115,206	$—		$—	+**	$128,115,206
Mutual Funds	437,811	—		—		437,811
Short-Term Investments	—	5,192,752		—		5,192,752
Total Investments	$128,553,017	$5,192,752		$—		$133,745,769

S&P Mid Cap Index Fund
Asset Investments
Common Stock	$322,343,191	$—		$—		$322,343,191
Mutual Funds	1,778,392	—		—		1,778,392
Short-Term Investments	—	5,772,248		—		5,772,248
Total Investments	$324,121,583	$5,772,248		$—		$329,893,831
Liability Derivatives
Futures Contracts	$(140,967)	$—		$—		$(140,967)

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
Russell 2000 Small Cap Index Fund
Asset Investments
Common Stock	$205,892,419	$—	$—	+**	$205,892,419
Warrants	—	—	—	+**	—
Rights	—	—	10,471	**	10,471
Mutual Funds	5,812,278	—	—		5,812,278
Short-Term Investments	—	6,519,165	—		6,519,165
Total Investments	$211,704,697	$6,519,165	$10,471		$218,234,333
Asset Derivatives
Futures Contracts	$367,206	$—	$—		$367,206

Mid Cap Growth Fund
Asset Investments
Common Stock	$6,317,692,129	$—	$6,002,350	**	$6,323,694,479
Preferred Stock	—	—	17,138,172	**	17,138,172
Mutual Funds	20,752,167	—	—		20,752,167
Short-Term Investments	153,623,277	151,793,654	—		305,416,931
Total Investments	$6,492,067,573	$151,793,654	$23,140,522		$6,667,001,749

Small Cap Growth Equity Fund
Asset Investments
Common Stock	$391,913,247	$—	$1,134,702	**	$393,047,949
Preferred Stock	—	—	1,158,804	**	1,158,804
Mutual Funds	3,983,935	—	—		3,983,935
Short-Term Investments	—	14,592,732	—		14,592,732
Total Investments	$395,897,182	$14,592,732	$2,293,506		$412,783,420

MSCI EAFE International Index Fund
Asset Investments
Common Stock*
Australia	$—	$10,389,512	$—		$10,389,512
Austria	—	301,164	—		301,164
Belgium	—	1,545,031	—		1,545,031
Bermuda	141,092	325,772	—		466,864
Cayman Islands	110,957	983,763	—		1,094,720
Denmark	—	3,856,523	—		3,856,523
Finland	—	2,044,041	—		2,044,041
France	—	17,999,429	—		17,999,429
Germany	58,798	13,636,722	—		13,695,520
Hong Kong	—	5,027,994	—		5,027,994
Ireland	—	1,182,769	—		1,182,769
Israel	468,419	589,228	—		1,057,647
Italy	—	3,130,960	—		3,130,960
Japan	—	46,463,498	—		46,463,498
Luxembourg	—	405,281	—		405,281
Netherlands	724,525	8,019,416	—		8,743,941
New Zealand	—	531,805	—		531,805
Norway	—	964,807	—		964,807
Papua New Guinea	—	31,927	—		31,927
Portugal	—	323,018	—		323,018
Singapore	—	2,152,596	—		2,152,596
Spain	—	4,588,486	—		4,588,486
Sweden	—	4,530,249	—		4,530,249

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
MSCI EAFE International Index Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Switzerland	$—	$18,979,159	$—		$18,979,159
United Kingdom	130,492	26,385,602	—	+,**	26,516,094
Preferred Stock*
Germany	—	869,028	—		869,028
Italy	—	39,193	—		39,193
Mutual Funds	901,709	—	—		901,709
Short-Term Investments	—	935,436	—		935,436
Total Investments	$2,535,992	$176,232,409	$—		$178,768,401
Asset Derivatives
Forward Contracts	$—	$1,554	—		$1,554
Futures Contracts	620,274	—	—		620,274
Total	$620,274	$1,554	$—		$621,828
Liability Derivatives
Forward Contracts	$—	(22,279)	—		(22,279)
Total	$—	$(22,279)	$—		$(22,279)

Overseas Fund
Asset Investments
Common Stock*
Australia	$—	$5,186,513	$—		$5,186,513
Belgium	—	3,707,220	—		3,707,220
Brazil	1,023,468	—	—		1,023,468
Canada	11,395,426	—	—		11,395,426
Cayman Islands	2,834,304	1,428,714	—		4,263,018
Denmark	—	9,188,792	—		9,188,792
Finland	—	1,659,259	—		1,659,259
France	—	67,371,816	—		67,371,816
Germany	—	55,662,087	—		55,662,087
Hong Kong	—	9,143,841	—		9,143,841
India	—	7,682,217	—		7,682,217
Indonesia	—	913,394	—		913,394
Ireland	6,110,446	3,293,291	—		9,403,737
Israel	4,164,769	—	—		4,164,769
Italy	—	9,750,860	—		9,750,860
Japan	—	54,547,189	—		54,547,189
Mexico	1,235,400	—	—		1,235,400
Netherlands	—	18,246,391	—		18,246,391
Portugal	—	1,607,905	—		1,607,905
Republic of Korea	—	4,345,974	—		4,345,974
Singapore	—	2,893,535	—		2,893,535
South Africa	—	3,292,495	—		3,292,495
Spain	—	4,885,340	—		4,885,340
Sweden	—	11,985,013	—		11,985,013
Switzerland	—	60,502,561	—		60,502,561
Taiwan	4,131,971	312,411	—		4,444,382
United Kingdom	2,796,177	71,031,061	—		73,827,238
United States	3,064,458	—	—		3,064,458

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Overseas Fund (Continued)
Asset Investments (Continued)
Preferred Stock*
Germany	$—	$994,900	$—	$994,900
Mutual Funds	3,720,938	—	—	3,720,938
Short-Term Investments	—	10,096,715	—	10,096,715
Total Investments	$40,477,357	$419,729,494	$—	$460,206,851
Asset Derivatives
Forward Contracts	$—	$10,321	$—	$10,321
Liability Derivatives
Forward Contracts	$—	$(26,360)	$—	$(26,360)

MM Select T. Rowe Price International Equity Fund
Asset Investments
Common Stock*
Australia	$—	$19,181,662	$—	$19,181,662
Austria	—	4,909,326	—	4,909,326
Belgium	—	7,969,076	—	7,969,076
Bermuda	5,756,758	2,208,345	—	7,965,103
Brazil	9,403,025	—	—	9,403,025
British Virgin Islands	—	792,460	—	792,460
Canada	22,959,104	—	—	22,959,104
Cayman Islands	37,735,389	32,788,858	—	70,524,247
Chile	1,982,938	—	—	1,982,938
China	—	33,403,749	—	33,403,749
Colombia	386,338	—	—	386,338
Czech Republic	—	563,570	—	563,570
Denmark	596,833	3,222,521	—	3,819,354
Finland	—	10,347,869	—	10,347,869
France	197,462	71,358,631	—	71,556,093
Germany	—	66,561,920	—	66,561,920
Hong Kong	—	21,163,291	—	21,163,291
Hungary	—	2,468,665	—	2,468,665
India	1,147,500	21,425,358	—	22,572,858
Indonesia	—	8,806,910	—	8,806,910
Ireland	—	5,219,744	—	5,219,744
Italy	—	11,004,043	—	11,004,043
Japan	925,418	179,708,209	—	180,633,627
Luxembourg	2,019,195	557,697	—	2,576,892
Mexico	2,488,868	—	—	2,488,868
Netherlands	11,608,949	52,190,340	—	63,799,289
Norway	—	6,245,052	—	6,245,052
Philippines	—	4,636,149	—	4,636,149
Poland	—	1,623,773	—	1,623,773
Portugal	—	10,452,567	—	10,452,567
Republic of Korea	1,306,799	47,414,704	—	48,721,503
Russia	—	7,295,029	—	7,295,029
Saudi Arabia	—	3,047,084	—	3,047,084
Singapore	—	6,975,701	—	6,975,701
South Africa	—	14,358,500	—	14,358,500
Spain	—	7,585,883	—	7,585,883
Sweden	—	17,814,878	—	17,814,878
Switzerland	—	76,484,025	—	76,484,025

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
MM Select T. Rowe Price International Equity Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Taiwan	$5,030,136	$30,862,333	$—		$35,892,469
Thailand	6,142,808	—	—		6,142,808
Turkey	—	749,581	—		749,581
United Arab Emirates	—	3,411,366	—		3,411,366
United Kingdom	22,842,123	83,445,246	—		106,287,369
United States	14,623,646	922,528	—		15,546,174
Preferred Stock*
Brazil	6,091,479	—	—		6,091,479
Germany	—	412,565	—		412,565
Italy	—	667,455	—		667,455
Republic of Korea	—	2,027,784	—		2,027,784
United States	—	—	407,278	**	407,278
Mutual Funds	279,923	—	—		279,923
Short-Term Investments	12,142,655	1,274,731	—		13,417,386
Total Investments	$165,667,346	$883,559,178	$407,278		$1,049,633,802
Asset Derivatives
Forward Contracts	$—	$66,137	$—		$66,137
Liability Derivatives
Written Options	$—	$(12,701)	$—		$(12,701)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

**

None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund(s). Level 3 investments at the end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2020 is not presented.

***	Unfunded loan commitments are valued at the unrealized appreciation (depreciation) on the commitment.
+	Represents a security at $0 value as of March 31, 2020.

For certain Fund(s) the Statement of Assets and Liabilities show any applicable Fund(s) receivables from investments sold on a when-issued basis, collateral pledged for open forward contracts, collateral pledged for open futures contracts, collateral pledged for open swap agreements, as well as, any applicable liabilities for investments purchased on a when-issued basis, amounts due to custodian, and collateral held for securities on loan. These amounts approximate fair value and would be categorized at Level 2 for each applicable Fund as of March 31, 2020.

The Funds, with the exception of the MSCI EAFE International Index Fund, had no Level 3 transfers during the period ended March 31, 2020. The MSCI EAFE International Index Fund had Level 3 transfers during the period ended March 31, 2020; however, none of the transfers individually or collectively had a material impact on the MSCI EAFE International Index Fund.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Notes to Financial Statements (Unaudited) (Continued)

At March 31, 2020, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Total Return Bond Fund
Asset Derivatives
Futures Contracts^^	$—	$—	$—	$1,873,511	$1,873,511
Swap Agreements^^,^^^	—	—	—	1,573,343	1,573,343
Total Value	$—	$—	$—	$3,446,854	$3,446,854
Liability Derivatives
Swap Agreements^^,^^^	$—	$—	$—	$(1,499,794)	$(1,499,794)
Written Options^,^^^	—	—	—	(95,313)	(95,313)
Total Value	$—	$—	$—	$(1,595,107)	$(1,595,107)
Realized Gain (Loss)#
Forward Contracts	$—	$—	$328,894	$—	$328,894
Futures Contracts	—	—	—	3,380,820	3,380,820
Swap Agreements	—	—	—	(76,773)	(76,773)
Total Realized Gain (Loss)	$—	$—	$328,894	$3,304,047	$3,632,941
Change in Appreciation (Depreciation)##
Futures Contracts	$—	$—	$—	$2,120,915	$2,120,915
Swap Agreements	—	—	—	200,888	200,888
Written Options	—	—	—	105,142	105,142
Total Change in Appreciation (Depreciation)	$—	$—	$2,120,915	$2,426,945	$2,426,945

Strategic Bond Fund
Asset Derivatives
Purchased Options*	$1,044	$—	$147,055	$38,718	$186,817
Purchased Options*,^^^	—	—	—	163,969	163,969
Forward Contracts*	—	—	2,036,566	—	2,036,566
Futures Contracts^^	—	—	—	17,408,369	17,408,369
Swap Agreements^^,^^^	—	—	—	1,045,356	1,045,356
Total Value	$1,044	$—	$2,183,621	$18,656,412	$20,841,077
Liability Derivatives
Forward Contracts^	$—	$—	$(7,642,522)	$—	$(7,642,522)
Futures Contracts^^	—	—	—	(3,560,501)	(3,560,501)
Swap Agreements^,^^	—	—	—	(6,302)	(6,302)
Swap Agreements^^,^^^	(1,011,285)	—	—	(13,595,874)	(14,607,159)
Written Options^	(99,684)	—	(1,202,061)	(37,395)	(1,339,140)
Written Options^,^^^	—	—	—	(2,464,875)	(2,464,875)
Total Value	$(1,110,969)	$—	$(8,844,583)	$(19,664,947)	$(29,620,499)
Realized Gain (Loss)#
Purchased Options	$—	$—	$(92,653)	$(4,892,091)	$(4,984,744)
Forward Contracts	—	—	1,184,045	—	1,184,045
Futures Contracts	—	—	—	8,398,983	8,398,983
Swap Agreements	(225,578)	—	—	(10,153,474)	(10,379,052)
Written Options	—	—	—	3,523,361	3,523,361
Total Realized Gain (Loss)	$(225,578)	$—	$1,091,392	$(3,123,221)	$(2,257,407)

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Strategic Bond Fund (Continued)
Change in Appreciation (Depreciation)##
Purchased Options	$(16,706)	$—	$(705,461)	$(535,945)	$(1,258,112)
Forward Contracts	—	—	(5,047,040)	—	(5,047,040)
Futures Contracts	—	—	—	12,732,004	12,732,004
Swap Agreements	(998,811)	—	—	(6,063,236)	(7,062,047)
Written Options	(81,224)	—	(1,047,167)	(471,686)	(1,600,077)
Total Change in Appreciation (Depreciation)	$(1,096,741)	$—	$(6,799,668)	$5,661,137	$(2,235,272)

S&P 500 Index Fund
Liability Derivatives
Futures Contracts^^	$—	$(130,101)	$—	$—	$(130,101)
Realized Gain (Loss)#
Futures Contracts	$—	$(5,014,106)	$—	$—	$(5,014,106)
Change in Appreciation (Depreciation)##
Futures Contracts	$—	$(15,310)	$—	$—	$(15,310)

Mid-Cap Value Fund
Asset Derivatives
Forward Contracts*,^^^	$—	$—	$26,953	$—	$26,953
Liability Derivatives
Forward Contracts^,^^^	$—	$—	$(232,764)	$—	$(232,764)
Realized Gain (Loss)#
Forward Contracts	$—	$—	$459,625	$—	$459,625
Change in Appreciation (Depreciation)##
Forward Contracts	$—	$—	$(309,159)	$—	$(309,159)

S&P Mid Cap Index Fund
Liability Derivatives
Futures Contracts^^	$—	$(140,967)	$—	$—	$(140,967)
Realized Gain (Loss)#
Futures Contracts	$—	$(485,897)	$—	$—	$(485,897)
Change in Appreciation (Depreciation)##
Futures Contracts	$—	$(84,534)	$—	$—	$(84,534)

Russell 2000 Small Cap Index Fund
Asset Derivatives
Futures Contracts^^	$—	$367,206	$—	$—	$367,206
Realized Gain (Loss)#
Futures Contracts	$—	$(362,828)	$—	$—	$(362,828)
Change in Appreciation (Depreciation)##
Futures Contracts	$—	$454,917	$—	$—	$454,917

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
MSCI EAFE International Index Fund
Asset Derivatives
Forward Contracts*	$—	$—	$1,554	$—	$1,554
Futures Contracts^^	—	620,274	—	—	620,274
Total Value	$—	$620,274	$1,554	$—	$621,828
Liability Derivatives
Forward Contracts^	$—	$—	$(22,279)	$—	$(22,279)
Realized Gain (Loss)#
Forward Contracts	$—	$—	$20,477	$—	$20,477
Futures Contracts	—	(1,517,850)	—	—	(1,517,850)
Total Realized Gain (Loss)	$—	$(1,517,850)	$20,477	$—	$(1,497,373)
Change in Appreciation (Depreciation)##
Forward Contracts	$—	$—	$(9,997)	$—	$(9,997)
Futures Contracts	—	573,050	—	—	573,050
Total Change in Appreciation (Depreciation)	$—	$573,050	$(9,997)	$—	$563,053

Overseas Fund
Asset Derivatives
Forward Contracts*	$—	$—	$10,321	$—	$10,321
Liability Derivatives
Forward Contracts^	$—	$—	$(26,360)	$—	$(26,360)
Realized Gain (Loss)#
Forward Contracts	$—	$—	$15,611	$—	$15,611
Change in Appreciation (Depreciation)##
Forward Contracts	$—	$—	$(45,472)	$—	$(45,472)

MM Select T. Rowe Price International Equity Fund
Asset Derivatives
Forward Contracts*	$—	$—	$66,137	$—	$66,137
Liability Derivatives
Written Options^	$—	$(12,701)	$—	$—	$(12,701)
Realized Gain (Loss)#
Forward Contracts	$—	$—	$(60,470)	$—	$(60,470)
Written Options	—	133,094	—	—	133,094
Total Realized Gain (Loss)	$—	$133,094	$(60,470)	$—	$72,624
Change in Appreciation (Depreciation)##
Forward Contracts	$—	$—	$57,819	$—	$57,819
Written Options	—	47,125	—	—	47,125
Total Change in Appreciation (Depreciation)	$—	$47,125	$57,819	$—	$104,944

*	Statements of Assets and Liabilities location: Investments, at value, or Receivables from: open forward contracts, as applicable.
^	Statements of Assets and Liabilities location: Payables for: open forward contracts, open swap agreements, at value, or written options outstanding, at value, as applicable.

Notes to Financial Statements (Unaudited) (Continued)

^^

Cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps is reported in “Futures Contracts” and “Swap Agreements” in each applicable Fund’s Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

^^^	Represents centrally cleared swaps, exchange-traded purchased and written options, or forward contracts, which are not subject to a master netting agreement or similar agreement.
#

Statements of Operations location: Amounts are included in net realized gain (loss) on: investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

##

Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

For the period ended March 31, 2020, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts, or Shares/Units†
Fund Name	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Purchased Swaptions	Written Options	Written Swaptions
Total Return Bond Fund	1,029	$13,023,972	$96,125,000	—	$—	200	$—
Strategic Bond Fund	4,346	109,170,950	525,551,833	18,691,792	10,140,000	1,898,861	25,751,667
S&P 500 Index Fund	227	—	—	—	—	—	—
Mid-Cap Value Fund	—	8,868,643	—	—	—	—	—
S&P Mid Cap Index Fund	26	—	—	—	—	—	—
Russell 2000 Small Cap Index Fund	58	—	—	—	—	—	—
MSCI EAFE International Index Fund	77	7,306,567	—	—	—	—	—
Overseas Fund	—	2,159,263	—	—	—	—	—
MM Select T. Rowe Price International Equity Fund	—	1,697,634	—	—	—	304	—

†

Amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, purchased swaptions and written swaptions, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended March 31, 2020.

The Portfolio of Investments included in a Fund’s financial statements shows the assets or liabilities of the Fund associated with individual derivatives transactions. The terms of many of those transactions contemplate that derivatives receivables and payables between the same two parties may be netted and that the parties will collateralize certain obligations. The following tables provide an illustration of the possible effect of netting provisions and of collateral (delivered or received) on the Fund’s derivatives exposure as of March 31, 2020. Netting arrangements vary among different counterparties, and the actual disposition of derivatives receivables and payables, and of collateral, in a bankruptcy or insolvency can be complicated and difficult to predict.

Notes to Financial Statements (Unaudited) (Continued)

The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) or similar agreement and net of the related collateral received by the Fund(s) as of March 31, 2020.

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Strategic Bond Fund
BNP Paribas SA	$496,720	$(227,594)	$—	$269,126
Citibank N.A.	212,186	(212,186)	—	—
Goldman Sachs & Co.	767,430	(767,430)	—	—
Morgan Stanley & Co. LLC	747,047	(34,647)	(712,400)	—
	$2,223,383	$(1,241,857)	$(712,400)	$269,126
MSCI EAFE International Index Fund
Citibank N.A.	$209	$(209)	$—	$—
Goldman Sachs & Co.	502	(502)	—	—
Morgan Stanley & Co. LLC	843	(843)	—	—
	$1,554	$(1,554)	$—	$—
Overseas Fund
State Street Bank and Trust Co.	$10,321	$(10,321)	$—	$—
MM Select T. Rowe Price International Equity Fund
Citibank N.A.	$66,137	$—	$—	$66,137

The following table presents derivative liabilities by counterparty net of amounts available for offset under an MNA or similar agreement and net of the related collateral pledged by the Fund(s) as of March 31, 2020.

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
Strategic Bond Fund
Barclays Bank PLC	$(1,680,536)	$—	$1,680,536	$—
BNP Paribas SA	(227,594)	227,594	—	—
Citibank N.A.	(4,282,943)	212,186	1,242,106	(2,828,651)
Goldman Sachs & Co.	(2,762,244)	767,430	1,994,814	—
Morgan Stanley & Co. LLC	(34,647)	34,647	—	—
	$(8,987,964)	$1,241,857	$4,917,456	$(2,828,651)
MSCI EAFE International Index Fund
Bank of Montreal	$(1,544)	$—	$—	$(1,544)
Bank of New York	(137)	—	—	(137)
Citibank N.A.	(16,262)	209	—	(16,053)
Goldman Sachs & Co.	(3,002)	502	—	(2,500)
Morgan Stanley & Co. LLC	(1,334)	843	—	(491)
	$(22,279)	$1,554	$—	$(20,725)
Overseas Fund
State Street Bank and Trust Co.	$(26,360)	$10,321	$—	$(16,039)

MM Select T. Rowe Price International Equity Fund
Goldman Sachs International	$(8,705)	$—	$—	$(8,705)
JP Morgan Chase Bank N.A.	(3,996)	—	—	(3,996)
	$(12,701)	$—	$—	$(12,701)

*	Represents the net amount receivable from the counterparty in the event of default.

Notes to Financial Statements (Unaudited) (Continued)

**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†

The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within an MNA or similar agreement.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. Typically, the Fund(s) and counterparties are not permitted to sell, re-pledge, or use the collateral they receive.

Further details regarding the derivatives and other investments held by the Fund(s) during the period ended March 31, 2020, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may also buy and sell options on currencies. When the Fund buys an option, its loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a currency, it is subject generally to the same risks as if it had entered into a futures contract or forward contract with respect to that currency. For example, futures contracts are exchange-traded and typically have minimal exposure to counterparty risk and forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

Notes to Financial Statements (Unaudited) (Continued)

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts and related options.

Futures Contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

Options on Futures Contracts. If a Fund buys an option on a futures contract, it will have the right to assume a futures contract at a particular price during the course of the option. Its potential loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a futures contract, it is subject generally to the same risks as if it had entered into a futures contract underlying the option itself.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or

Notes to Financial Statements (Unaudited) (Continued)

maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment and stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables

Notes to Financial Statements (Unaudited) (Continued)

on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

A Fund’s current exposure to a counterparty is the fair value of the transaction.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

Notes to Financial Statements (Unaudited) (Continued)

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other

Notes to Financial Statements (Unaudited) (Continued)

rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Hybrid Instruments

A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to one or more underlying assets, indexes, economic factors, or other benchmarks. Because hybrid instruments may be designed to provide indirect exposures to virtually any type of derivative instrument, a Fund may invest in a hybrid instrument for any purpose it might engage in derivatives transactions. Hybrid instruments may take a number of forms, including, for example, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index, security, or other measure at a future time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities where the conversion terms relate to a particular commodity. The risks of investing in a hybrid instrument may, depending on the nature of the instrument, reflect a combination of the risks of investing in securities, options, futures, currencies or other types of investments, and will depend upon the terms of the instrument. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, and may not be foreseen by the purchaser, such as financial or market developments, economic and political events, the supply and demand of the underlying assets, and interest rate movements. Hybrid instruments may be highly volatile and their use by a Fund may not be successful. The terms of a hybrid instrument may create investment leverage. Hybrid instruments are typically privately issued, presenting credit risk of the issuer, and may be highly illiquid and difficult to value.

Inflation-Linked Securities

Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.

Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.

The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.

Bank Loans

A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a

Notes to Financial Statements (Unaudited) (Continued)

lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

The Strategic Bond Fund entered into certain loan agreements which are unfunded. The Strategic Bond Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the Strategic Bond Fund’s Portfolio of Investments. At March 30, 2020, the Strategic Bond Fund had sufficient cash and/or securities to cover these commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Notes to Financial Statements (Unaudited) (Continued)

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2020, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

The Funds employ the Agent to implement their securities lending program and the Agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. Income received by the Funds in securities lending transactions during the period ended March 31, 2020, is reflected as securities lending income on the Statement of Operations.

Notes to Financial Statements (Unaudited) (Continued)

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and realized capital gain distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets or another alternative method.

Foreign Securities

Each of the MSCI EAFE International Index Fund, Overseas Fund, and MM Select T. Rowe Price International Equity Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Notes to Financial Statements (Unaudited) (Continued)

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Advisory Fees and Other Transactions

Investment Advisory Fees and Investment Subadvisers

MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives advisory fees, based upon each Fund’s average daily net assets, computed and accrued daily and payable monthly, at the annual rates shown in the following table.

MML Advisers has also entered into investment subadvisory agreements for each Fund with the unaffiliated investment subadviser(s) shown in the following table. MML Advisers pays a subadvisory fee to each of these subadvisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and, if applicable, (2) the average daily net assets of other Funds or accounts of MML Advisers or its affiliates for which the subadviser provides subadvisory services.

The Funds’ subadvisory fees are paid monthly by MML Advisers out of the advisory fees.

Fund	Investment Advisory Fee	Investment Subadviser(s)
Total Return Bond Fund	0.30% on the first $2 billion; and	Metropolitan West Asset Management, LLC
0.27% on any excess over $2 billion
Strategic Bond Fund	0.45% on the first $200 million; and	Western Asset Management Company, LLC; and
	0.35% on any excess over $200 million	Western Asset Management Company Limited
Diversified Value Fund	0.50% on the first $400 million; and	Brandywine Global Investment Management, LLC;
	0.475% on any excess over $400 million	and T. Rowe Price Associates, Inc.
Fundamental Value Fund	0.60% on the first $1.25 billion;	Barrow, Hanley, Mewhinney & Strauss, LLC; and
	0.575% on the next $250 million; and	Boston Partners Global Investors, Inc.
0.55% on any excess over $1.5 billion
S&P 500 Index Fund	0.10% on the first $2.5 billion;	Northern Trust Investments, Inc.
0.08% on the next $2.5 billion; and
0.05% on any excess over $5 billion
Equity Opportunities Fund	0.69% on the first $1 billion; and	T. Rowe Price Associates, Inc.; and
	0.64% on any excess over $1 billion	Wellington Management Company LLP
Fundamental Growth Fund*	0.65% on the first $300 million; and	Wellington Management Company LLP; and
	0.60% on any excess over $300 million	Westfield Capital Management Company, L.P.
Blue Chip Growth Fund	0.65% on the first $750 million; and	Loomis, Sayles & Company, L.P.; and
	0.60% on any excess over $750 million	T. Rowe Price Associates, Inc.
Growth Opportunities Fund	0.71% on the first $500 million; and	Jackson Square Partners LLC; and
	0.68% on any excess over $500 million	Sands Capital Management, LLC
Mid-Cap Value Fund	0.70% on the first $300 million; and	American Century Investment Management, Inc.
0.65% on any excess over $300 million
Small Cap Value Equity Fund	0.75% on the first $300 million; and 0.70% on any excess over $300 million	Barrow, Hanley, Mewhinney & Strauss, LLC; and Wellington Management Company LLP

Notes to Financial Statements (Unaudited) (Continued)

Fund	Investment Advisory Fee	Investment Subadviser(s)
Small Company Value Fund	0.85% on the first $750 million; and	AllianceBernstein L.P.; and
	0.80% on any excess over $750 million	American Century Investment Management, Inc.
S&P Mid Cap Index Fund	0.10% on the first $500 million; and	Northern Trust Investments, Inc.
0.08% on any excess over $500 million
Russell 2000 Small Cap Index Fund	0.10% on the first $500 million; and	Northern Trust Investments, Inc.
0.08% on any excess over $500 million
Mid Cap Growth Fund	0.72% on the first $2 billion; and	Frontier Capital Management Company, LLC;
	0.67% on any excess over $2 billion	and T. Rowe Price Associates, Inc.
Small Cap Growth Equity Fund	0.80% on the first $1 billion; and	Invesco Advisers, Inc.; and Wellington
	0.78% on any excess over $1 billion	Management Company LLP
MSCI EAFE International Index Fund	0.10% on the first $1 billion; and	Northern Trust Investments, Inc.
0.09% on any excess over $1 billion
Overseas Fund	0.80% on the first $750 million;	Harris Associates L.P.; and
	0.775% on the next $500 million; and	Massachusetts Financial Services Company
0.75% on any excess over $1.25 billion
MM Select T. Rowe Price International Equity Fund**	0.69%	T. Rowe Price Associates, Inc.

*	Effective March 2, 2020, Westfield Capital Management Company, L.P. was added as a subadviser of the Fund.

**	T. Rowe Price International Ltd serves as a sub-subadviser of the Fund.

Administration Fees

Under an Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Total Return Bond Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Strategic Bond Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Diversified Value Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Fundamental Value Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
S&P 500 Index Fund	None	0.10%	0.20%	0.20%	0.20%	0.25%	0.25%
Equity Opportunities Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Fundamental Growth Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Blue Chip Growth Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Growth Opportunities Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Mid-Cap Value Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Small Cap Value Equity Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Small Company Value Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
S&P Mid Cap Index Fund	None	0.10%	0.20%	0.20%	0.20%	0.25%	0.25%
Russell 2000 Small Cap Index Fund	None	0.10%	0.20%	0.20%	0.20%	0.25%	0.25%
Mid Cap Growth Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Small Cap Growth Equity Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MSCI EAFE International Index Fund	None	0.10%	0.20%	0.20%	0.20%	0.25%	0.25%
Overseas Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM Select T. Rowe Price International Equity Fund	None	N/A	N/A	N/A	N/A	N/A	N/A

Notes to Financial Statements (Unaudited) (Continued)

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to each Fund. Pursuant to a 12b-1 Plan adopted by the Trust, Class A shares and Class R4 shares of each Fund pay an annual fee of 0.25% of the average daily net assets of the class; and Class R3 shares of each Fund pay an annual fee of 0.50% of the average daily net assets of the class, to the Distributor. Such payments compensate the Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to each Fund’s shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

The Trust has entered into a separate Supplemental Shareholder Services Agreement with MassMutual, on behalf of Service Class shares, Administrative Class shares, and Class A shares of each Fund. Fees payable under the Supplemental Shareholder Services Agreement are intended to compensate MassMutual for its provision of shareholder services to the Funds’ investors and are calculated and paid based on the average daily net assets attributable to the relevant share classes of the Funds separately, at the following annual rates: 0.05% for Service Class shares, and 0.15% for Administrative Class shares and Class A shares. MassMutual may pay these fees to other intermediaries for providing shareholder services to the Funds’ investors.

Expense Caps and Waivers

MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable), based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Mid-Cap Value Fund*	0.80%	0.90%	1.00%	1.10%	1.35%	1.25%	1.50%
MM Select T. Rowe Price International Equity Fund*	0.67%	N/A	N/A	N/A	N/A	N/A	N/A

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through January 31, 2021.

Effective March 1, 2020, MML Advisers has agreed to cap the fees and expenses of the Fund noted below (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable), based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Overseas Fund**	0.79%	0.89%	0.99%	1.09%	1.34%	1.24%	1.49%

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.

**	Expense cap in effect through January 31, 2022.

Notes to Financial Statements (Unaudited) (Continued)

Prior to February 1, 2020, MML Advisers agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable), based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Strategic Bond Fund	0.48%	0.58%	0.68%	0.78%	1.03%	0.93%	1.18%
Russell 2000 Small Cap Index Fund	0.20%	0.30%	0.45%	0.55%	0.80%	0.70%	0.95%
MSCI EAFE International Index Fund	0.25%	0.35%	0.50%	0.60%	0.85%	0.75%	1.00%

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Rebated Brokerage Commissions

The Funds listed below have entered into agreements with certain brokers whereby the brokers will rebate to the Funds, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statements of Operations. For the period ended March 31, 2020, brokerage commissions rebated under these agreements were as follows:

Rebated Commissions
Diversified Value Fund	$606
Fundamental Value Fund	80
Blue Chip Growth Fund	18,060
Growth Opportunities Fund	3,449
Mid Cap Growth Fund	49,789
Small Cap Growth Equity Fund	3,704

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.

Notes to Financial Statements (Unaudited) (Continued)

The following table shows beneficial ownership of Funds’ shares by affiliated parties at March 31, 2020:

Total % Ownership by Related Party
Total Return Bond Fund	76.2%
Strategic Bond Fund	72.3%
Diversified Value Fund	65.3%
Fundamental Value Fund	89.6%
S&P 500 Index Fund	72.3%
Equity Opportunities Fund	79.6%
Fundamental Growth Fund	78.9%
Blue Chip Growth Fund	54.9%
Growth Opportunities Fund	56.3%
Mid-Cap Value Fund	74.7%
Small Cap Value Equity Fund	79.6%
Small Company Value Fund	58.2%
S&P Mid Cap Index Fund	67.5%
Russell 2000 Small Cap Index Fund	58.6%
Mid Cap Growth Fund	19.3%
Small Cap Growth Equity Fund	76.0%
MSCI EAFE International Index Fund	63.7%
Overseas Fund	82.1%
MM Select T. Rowe Price International Equity Fund	100.0%

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended March 31, 2020, were as follows:

	Purchases		Sales
	Long- Term U.S. Government Securities	Other Long-Term Securities	Long- Term U.S. Government Securities	Other Long-Term Securities
Total Return Bond Fund	$1,254,717,761	$127,116,069	$1,274,417,417	$118,175,403
Strategic Bond Fund	657,371,748	81,468,478	688,272,613	33,240,524
Diversified Value Fund	—	92,362,588	—	104,460,924
Fundamental Value Fund	—	169,509,490	—	278,666,425
S&P 500 Index Fund	—	125,250,919	—	209,683,459
Equity Opportunities Fund	—	150,013,634	—	144,553,245
Fundamental Growth Fund	—	138,018,610	—	213,227,401
Blue Chip Growth Fund	—	498,022,768	—	573,123,576
Growth Opportunities Fund	—	114,610,704	—	165,614,439
Mid-Cap Value Fund	—	32,449,744	—	34,298,362
Small Cap Value Equity Fund	—	33,013,180	—	40,787,396
Small Company Value Fund	—	43,260,133	—	53,532,280
S&P Mid Cap Index Fund	—	32,195,838	—	62,772,845
Russell 2000 Small Cap Index Fund	—	7,922,002	—	21,479,844
Mid Cap Growth Fund	—	1,352,287,132	—	1,741,376,029
Small Cap Growth Equity Fund	—	179,011,033	—	199,615,721
MSCI EAFE International Index Fund	—	3,524,844	—	15,224,934
Overseas Fund	—	126,901,935	—	131,653,046
MM Select T. Rowe Price International Equity Fund	—	320,139,009	—	172,264,256

Notes to Financial Statements (Unaudited) (Continued)

The Funds may purchase from, or sell securities to, other affiliated Funds under procedures adopted by the Trustees. These procedures have been designed to ensure that cross trades conducted by the Funds comply with Rule 17a-7 under the 1940 Act. The cross trades disclosed in the table below are included within the respective purchases and sales amounts shown in the table above, as applicable.

	Purchases	Sales
Mid Cap Growth Fund	$—	$438,981

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended March 31, 2020		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Total Return Bond Fund Class I
Sold	15,182,544	$155,188,920	13,670,678	$133,137,029
Issued as reinvestment of dividends	1,448,165	14,496,136	1,368,293	12,861,958
Redeemed	(10,749,507)	(109,524,711)	(12,888,794)	(126,526,498)
Net increase (decrease)	5,881,202	$60,160,345	2,150,177	$19,472,489
Total Return Bond Fund Class R5
Sold	356,048	$3,631,892	589,795	$5,786,794
Issued as reinvestment of dividends	116,560	1,165,597	156,234	1,467,037
Redeemed	(2,101,058)	(21,477,700)	(1,758,884)	(17,437,975)
Net increase (decrease)	(1,628,450)	$(16,680,211)	(1,012,855)	$(10,184,144)
Total Return Bond Fund Service Class
Sold	1,239,907	$12,635,808	1,146,933	$11,383,394
Issued as reinvestment of dividends	315,558	3,168,205	349,608	3,296,801
Redeemed	(3,370,533)	(34,102,229)	(3,905,740)	(37,811,577)
Net increase (decrease)	(1,815,068)	$(18,298,216)	(2,409,199)	$(23,131,382)
Total Return Bond Fund Administrative Class
Sold	307,990	$3,141,614	928,035	$8,928,665
Issued as reinvestment of dividends	54,234	542,340	146,483	1,374,011
Redeemed	(272,468)	(2,763,095)	(4,635,251)	(45,471,617)
Net increase (decrease)	89,756	$920,859	(3,560,733)	$(35,168,941)
Total Return Bond Fund Class A
Sold	112,521	$1,139,419	469,048	$4,513,313
Issued as reinvestment of dividends	21,007	209,443	19,525	182,951
Redeemed	(139,776)	(1,411,166)	(113,567)	(1,096,006)
Net increase (decrease)	(6,248)	$(62,304)	375,006	$3,600,258
Total Return Bond Fund Class R4
Sold	893,045	$9,135,395	1,538,264	$15,178,209
Issued as reinvestment of dividends	393,683	3,964,383	438,335	4,142,266
Redeemed	(5,034,431)	(51,725,072)	(4,296,874)	(41,941,983)
Net increase (decrease)	(3,747,703)	$(38,625,294)	(2,320,275)	$(22,621,508)
Total Return Bond Fund Class R3
Sold	175,564	$1,789,603	544,404	$5,281,932
Issued as reinvestment of dividends	67,450	674,501	72,442	680,228
Redeemed	(551,075)	(5,588,818)	(1,155,413)	(11,154,628)
Net increase (decrease)	(308,061)	$(3,124,714)	(538,567)	$(5,192,468)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2020		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Strategic Bond Fund Class I
Sold	11,483,064	$124,426,446	15,122,892	$156,124,408
Issued as reinvestment of dividends	1,527,108	16,309,511	857,306	8,470,181
Redeemed	(9,237,906)	(98,966,666)	(10,143,378)	(105,829,118)
Net increase (decrease)	3,772,266	$41,769,291	5,836,820	$58,765,471
Strategic Bond Fund Class R5
Sold	813,088	$8,894,409	1,372,654	$14,063,551
Issued as reinvestment of dividends	259,102	2,772,395	218,936	2,165,273
Redeemed	(2,155,956)	(23,603,731)	(2,117,406)	(21,914,303)
Net increase (decrease)	(1,083,766)	$(11,936,927)	(525,816)	$(5,685,479)
Strategic Bond Fund Service Class
Sold	383,031	$4,225,412	935,636	$9,773,940
Issued as reinvestment of dividends	128,661	1,377,962	120,964	1,196,330
Redeemed	(623,806)	(6,859,549)	(3,005,889)	(31,453,282)
Net increase (decrease)	(112,114)	$(1,256,175)	(1,949,289)	$(20,483,012)
Strategic Bond Fund Administrative Class
Sold	640,964	$6,781,560	1,663,582	$17,174,712
Issued as reinvestment of dividends	272,339	2,903,139	178,954	1,764,483
Redeemed	(1,029,002)	(11,100,771)	(1,889,873)	(19,490,098)
Net increase (decrease)	(115,699)	$(1,416,072)	(47,337)	$(550,903)
Strategic Bond Fund Class A
Sold	1,697,642	$18,318,940	1,516,195	$15,841,245
Issued as reinvestment of dividends	174,413	1,857,498	97,113	956,568
Redeemed	(1,761,046)	(18,823,475)	(1,561,785)	(16,185,301)
Net increase (decrease)	111,009	$1,352,963	51,523	$612,512
Strategic Bond Fund Class R4
Sold	632,020	$6,832,290	1,495,702	$15,315,402
Issued as reinvestment of dividends	232,529	2,464,809	159,397	1,563,692
Redeemed	(2,434,942)	(26,342,602)	(2,314,903)	(23,526,086)
Net increase (decrease)	(1,570,393)	$(17,045,503)	(659,804)	$(6,646,992)
Strategic Bond Fund Class R3
Sold	327,111	$3,485,220	605,558	$6,250,400
Issued as reinvestment of dividends	60,341	634,788	42,610	414,599
Redeemed	(460,225)	(4,773,369)	(889,108)	(9,232,946)
Net increase (decrease)	(72,773)	$(653,361)	(240,940)	$(2,567,947)
Diversified Value Fund Class I
Sold	4,628,049	$47,457,578	3,808,671	$42,123,866
Issued as reinvestment of dividends	1,350,696	15,492,477	2,860,238	28,659,584
Redeemed	(5,347,868)	(58,168,996)	(3,315,480)	(37,365,553)
Net increase (decrease)	630,877	$4,781,059	3,353,429	$33,417,897
Diversified Value Fund Class R5
Sold	309,094	$3,322,748	436,167	$5,156,305
Issued as reinvestment of dividends	459,049	5,283,654	2,000,197	20,081,978
Redeemed	(662,516)	(7,153,008)	(6,566,005)	(70,504,181)
Net increase (decrease)	105,627	$1,453,394	(4,129,641)	$(45,265,898)
Diversified Value Fund Service Class
Sold	361,636	$4,018,345	179,187	$2,004,575
Issued as reinvestment of dividends	61,899	713,075	129,162	1,299,372
Redeemed	(129,642)	(1,322,067)	(440,982)	(5,528,683)
Net increase (decrease)	293,893	$3,409,353	(132,633)	$(2,224,736)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2020		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Diversified Value Fund Administrative Class
Sold	184,750	$2,039,253	641,755	$7,342,582
Issued as reinvestment of dividends	116,460	1,352,099	206,937	2,096,273
Redeemed	(353,497)	(4,015,722)	(209,911)	(2,337,279)
Net increase (decrease)	(52,287)	$(624,370)	638,781	$7,101,576
Diversified Value Fund Class A
Sold	239,460	$2,630,050	555,732	$6,224,083
Issued as reinvestment of dividends	205,695	2,365,497	596,709	5,990,960
Redeemed	(810,128)	(9,296,679)	(1,278,614)	(14,712,843)
Net increase (decrease)	(364,973)	$(4,301,132)	(126,173)	$(2,497,800)
Diversified Value Fund Class R4
Sold	458,828	$5,133,755	261,772	$2,953,952
Issued as reinvestment of dividends	42,879	485,396	76,842	760,735
Redeemed	(140,803)	(1,376,213)	(97,110)	(1,085,541)
Net increase (decrease)	360,904	$4,242,938	241,504	$2,629,146
Diversified Value Fund Class R3
Sold	61,957	$703,853	47,374	$542,182
Issued as reinvestment of dividends	11,709	133,835	33,523	334,894
Redeemed	(28,508)	(310,564)	(121,907)	(1,331,990)
Net increase (decrease)	45,158	$527,124	(41,010)	$(454,914)
Fundamental Value Fund Class I
Sold	5,175,066	$40,764,462	6,322,314	$61,866,915
Issued as reinvestment of dividends	7,895,744	68,929,847	8,037,971	73,708,191
Redeemed	(11,667,372)	(104,226,354)	(33,222,488)	(335,419,451)
Net increase (decrease)	1,403,438	$5,467,955	(18,862,203)	$(199,844,345)
Fundamental Value Fund Class R5
Sold	472,664	$3,948,065	701,718	$7,064,621
Issued as reinvestment of dividends	4,571,295	40,227,396	3,531,237	32,593,317
Redeemed	(3,944,644)	(34,801,163)	(11,072,213)	(112,540,225)
Net increase (decrease)	1,099,315	$9,374,298	(6,839,258)	$(72,882,287)
Fundamental Value Fund Service Class
Sold	140,617	$1,180,382	310,891	$3,089,946
Issued as reinvestment of dividends	625,969	5,483,484	557,701	5,125,269
Redeemed	(906,922)	(8,676,171)	(2,110,307)	(21,717,589)
Net increase (decrease)	(140,336)	$(2,012,305)	(1,241,715)	$(13,502,374)
Fundamental Value Fund Administrative Class
Sold	241,511	$2,040,939	307,371	$3,094,452
Issued as reinvestment of dividends	1,331,615	11,771,480	1,006,125	9,316,716
Redeemed	(909,989)	(8,334,729)	(2,807,615)	(28,488,602)
Net increase (decrease)	663,137	$5,477,690	(1,494,119)	$(16,077,434)
Fundamental Value Fund Class A
Sold	210,380	$1,703,922	388,142	$3,865,775
Issued as reinvestment of dividends	1,543,560	13,428,969	968,469	8,851,803
Redeemed	(752,773)	(6,665,228)	(2,046,669)	(20,880,122)
Net increase (decrease)	1,001,167	$8,467,663	(690,058)	$(8,162,544)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2020		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Fundamental Value Fund Class R4
Sold	42,484	$316,664	169,685	$1,603,882
Issued as reinvestment of dividends	216,821	1,849,486	117,038	1,053,343
Redeemed	(160,794)	(1,468,026)	(176,872)	(1,679,371)
Net increase (decrease)	98,511	$698,124	109,851	$977,854
Fundamental Value Fund Class R3
Sold	19,291	$142,340	34,557	$331,846
Issued as reinvestment of dividends	59,078	501,573	36,577	328,097
Redeemed	(99,446)	(850,487)	(79,587)	(777,692)
Net increase (decrease)	(21,077)	$(206,574)	(8,453)	$(117,749)
S&P 500 Index Fund Class I
Sold	21,059,214	$341,135,866	25,054,216	$421,941,279
Issued as reinvestment of dividends	4,195,226	75,807,742	3,843,029	58,029,729
Redeemed	(8,911,923)	(157,096,301)	(8,426,764)	(146,018,018)
Net increase (decrease)	16,342,517	$259,847,307	20,470,481	$333,952,990
S&P 500 Index Fund Class R5
Sold	1,504,176	$26,297,920	5,890,459	$106,248,343
Issued as reinvestment of dividends	1,761,200	31,948,165	4,718,293	71,529,319
Redeemed	(5,177,984)	(87,877,459)	(9,419,098)	(166,682,986)
Net increase (decrease)	(1,912,608)	$(29,631,374)	1,189,654	$11,094,676
S&P 500 Index Fund Service Class
Sold	1,326,711	$23,452,825	2,897,796	$49,815,312
Issued as reinvestment of dividends	1,411,046	25,666,922	3,948,989	60,024,630
Redeemed	(2,820,553)	(50,679,812)	(8,317,098)	(148,888,548)
Net increase (decrease)	(82,796)	$(1,560,065)	(1,470,313)	$(39,048,606)
S&P 500 Index Fund Administrative Class
Sold	1,567,940	$27,721,615	2,565,659	$44,080,037
Issued as reinvestment of dividends	1,646,019	29,315,593	5,551,353	82,715,153
Redeemed	(5,634,459)	(98,471,322)	(11,132,277)	(188,444,766)
Net increase (decrease)	(2,420,500)	$(41,434,114)	(3,015,265)	$(61,649,576)
S&P 500 Index Fund Class A
Sold	147,406	$2,420,423	412,369	$7,070,716
Issued as reinvestment of dividends	93,596	1,633,249	296,224	4,330,792
Redeemed	(294,075)	(5,234,977)	(818,742)	(14,034,889)
Net increase (decrease)	(53,073)	$(1,181,305)	(110,149)	$(2,633,381)
S&P 500 Index Fund Class R4
Sold	3,117,598	$53,029,381	4,443,603	$74,660,223
Issued as reinvestment of dividends	2,145,497	37,696,386	6,212,016	91,378,752
Redeemed	(6,567,832)	(110,696,901)	(10,609,716)	(178,904,153)
Net increase (decrease)	(1,304,737)	$(19,971,134)	45,903	$(12,865,178)
S&P 500 Index Fund Class R3
Sold	1,449,576	$22,598,453	2,230,813	$36,601,220
Issued as reinvestment of dividends	815,298	13,900,835	2,506,360	35,840,947
Redeemed	(2,695,461)	(44,901,768)	(4,464,002)	(72,204,973)
Net increase (decrease)	(430,587)	$(8,402,480)	273,171	$237,194

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2020		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Equity Opportunities Fund Class I
Sold	5,401,513	$93,926,942	3,035,315	$50,661,376
Issued as reinvestment of dividends	1,402,377	24,583,662	1,601,178	24,257,844
Redeemed	(3,345,928)	(55,978,359)	(4,206,249)	(73,449,225)
Net increase (decrease)	3,457,962	$62,532,245	430,244	$1,469,995
Equity Opportunities Fund Class R5
Sold	305,050	$5,380,828	938,398	$16,186,702
Issued as reinvestment of dividends	892,027	15,717,523	1,076,263	16,380,730
Redeemed	(1,686,595)	(27,764,682)	(2,434,422)	(40,494,157)
Net increase (decrease)	(489,518)	$(6,666,331)	(419,761)	$(7,926,725)
Equity Opportunities Fund Service Class
Sold	210,123	$3,665,249	1,048,495	$18,294,492
Issued as reinvestment of dividends	266,700	4,589,902	305,302	4,548,999
Redeemed	(526,255)	(8,817,557)	(1,161,106)	(19,766,876)
Net increase (decrease)	(49,432)	$(562,406)	192,691	$3,076,615
Equity Opportunities Fund Administrative Class
Sold	290,744	$4,889,562	445,737	$7,528,781
Issued as reinvestment of dividends	273,138	4,621,502	434,813	6,378,705
Redeemed	(527,850)	(8,863,093)	(1,974,322)	(32,819,298)
Net increase (decrease)	36,032	$647,971	(1,093,772)	$(18,911,812)
Equity Opportunities Fund Class A
Sold	337,820	$5,342,728	382,332	$6,088,708
Issued as reinvestment of dividends	356,843	5,705,925	486,232	6,773,205
Redeemed	(816,218)	(12,791,730)	(1,681,151)	(26,781,215)
Net increase (decrease)	(121,555)	$(1,743,077)	(812,587)	$(13,919,302)
Equity Opportunities Fund Class R4
Sold	139,389	$2,000,699	196,151	$2,995,598
Issued as reinvestment of dividends	46,405	727,168	74,016	1,011,804
Redeemed	(75,178)	(1,097,564)	(412,404)	(6,605,916)
Net increase (decrease)	110,616	$1,630,303	(142,237)	$(2,598,514)
Equity Opportunities Fund Class R3
Sold	64,584	$931,381	89,507	$1,310,598
Issued as reinvestment of dividends	24,242	352,956	20,932	268,342
Redeemed	(50,949)	(738,224)	(66,589)	(994,020)
Net increase (decrease)	37,877	$546,113	43,850	$584,920
Fundamental Growth Fund Class I
Sold	1,377,309	$10,530,447	2,372,970	$18,436,450
Issued as reinvestment of dividends	1,551,887	11,328,772	1,840,112	12,107,941
Redeemed	(9,845,017)	(77,206,255)	(2,356,329)	(17,930,114)
Net increase (decrease)	(6,915,821)	$(55,347,036)	1,856,753	$12,614,277
Fundamental Growth Fund Class R5
Sold	297,407	$2,191,994	472,267	$3,770,788
Issued as reinvestment of dividends	708,391	5,192,507	867,849	5,727,800
Redeemed	(961,754)	(7,217,352)	(804,346)	(6,381,253)
Net increase (decrease)	44,044	$167,149	535,770	$3,117,335

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2020		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Fundamental Growth Fund Service Class
Sold	54,053	$408,045	172,913	$1,335,468
Issued as reinvestment of dividends	236,331	1,680,311	280,888	1,806,108
Redeemed	(768,631)	(5,669,179)	(203,230)	(1,584,484)
Net increase (decrease)	(478,247)	$(3,580,823)	250,571	$1,557,092
Fundamental Growth Fund Administrative Class
Sold	126,133	$931,847	438,322	$3,304,256
Issued as reinvestment of dividends	345,329	2,362,048	387,729	2,415,549
Redeemed	(453,757)	(3,229,786)	(251,462)	(1,810,175)
Net increase (decrease)	17,705	$64,109	574,589	$3,909,630
Fundamental Growth Fund Class A
Sold	343,435	$2,424,915	213,865	$1,490,234
Issued as reinvestment of dividends	445,633	2,838,685	544,322	3,200,614
Redeemed	(422,402)	(2,769,375)	(768,837)	(5,654,289)
Net increase (decrease)	366,666	$2,494,225	(10,650)	$(963,441)
Fundamental Growth Fund Class R4
Sold	48,027	$307,968	33,222	$236,631
Issued as reinvestment of dividends	35,428	222,136	93,125	540,125
Redeemed	(24,583)	(161,497)	(264,950)	(1,746,233)
Net increase (decrease)	58,872	$368,607	(138,603)	$(969,477)
Fundamental Growth Fund Class R3
Sold	119,149	$694,900	149,242	$902,211
Issued as reinvestment of dividends	97,413	552,331	120,853	647,771
Redeemed	(138,305)	(822,158)	(237,264)	(1,531,084)
Net increase (decrease)	78,257	$425,073	32,831	$18,898
Blue Chip Growth Fund Class I
Sold	12,467,460	$291,165,439	20,120,565	$437,855,749
Issued as reinvestment of dividends	5,007,432	116,222,496	5,344,396	102,719,292
Redeemed	(12,959,131)	(296,588,060)	(16,761,416)	(366,703,510)
Net increase (decrease)	4,515,761	$110,799,875	8,703,545	$173,871,531
Blue Chip Growth Fund Class R5
Sold	2,037,245	$48,858,310	3,464,828	$75,999,367
Issued as reinvestment of dividends	1,141,637	26,463,154	1,416,732	27,201,261
Redeemed	(2,270,062)	(50,628,093)	(6,350,192)	(138,238,848)
Net increase (decrease)	908,820	$24,693,371	(1,468,632)	$(35,038,220)
Blue Chip Growth Fund Service Class
Sold	451,771	$10,285,515	860,467	$19,184,637
Issued as reinvestment of dividends	248,267	5,702,690	325,475	6,197,046
Redeemed	(1,403,135)	(31,427,498)	(1,432,997)	(31,181,500)
Net increase (decrease)	(703,097)	$(15,439,293)	(247,055)	$(5,799,817)
Blue Chip Growth Fund Administrative Class
Sold	983,550	$22,285,648	2,195,385	$47,310,357
Issued as reinvestment of dividends	791,377	17,893,032	886,207	16,625,240
Redeemed	(1,865,792)	(41,005,281)	(2,815,023)	(60,297,086)
Net increase (decrease)	(90,865)	$(826,601)	266,569	$3,638,511

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2020		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Blue Chip Growth Fund Class A
Sold	888,207	$19,186,105	1,653,800	$34,076,522
Issued as reinvestment of dividends	497,800	10,722,606	584,097	10,484,536
Redeemed	(1,657,231)	(35,449,738)	(2,735,931)	(55,700,237)
Net increase (decrease)	(271,224)	$(5,541,027)	(498,034)	$(11,139,179)
Blue Chip Growth Fund Class R4
Sold	619,461	$13,331,469	1,131,356	$22,931,648
Issued as reinvestment of dividends	281,634	6,055,123	356,162	6,375,294
Redeemed	(1,009,080)	(20,722,564)	(1,388,803)	(28,328,753)
Net increase (decrease)	(107,985)	$(1,335,972)	98,715	$978,189
Blue Chip Growth Fund Class R3
Sold	304,759	$5,992,284	961,661	$18,198,359
Issued as reinvestment of dividends	184,219	3,671,493	217,503	3,632,300
Redeemed	(746,417)	(14,565,471)	(1,033,239)	(19,462,628)
Net increase (decrease)	(257,439)	$(4,901,694)	145,925	$2,368,031
Growth Opportunities Fund Class I
Sold	3,243,351	$26,804,865	4,727,649	$46,549,167
Issued as reinvestment of dividends	6,611,545	50,975,012	8,972,720	76,357,844
Redeemed	(4,434,186)	(36,084,632)	(26,787,530)	(270,109,096)
Net increase (decrease)	5,420,710	$41,695,245	(13,087,161)	$(147,202,085)
Growth Opportunities Fund Class R5
Sold	2,124,672	$16,916,005	1,719,230	$17,847,569
Issued as reinvestment of dividends	5,166,905	39,010,130	3,600,399	30,171,346
Redeemed	(2,457,780)	(19,366,570)	(4,390,156)	(42,115,991)
Net increase (decrease)	4,833,797	$36,559,565	929,473	$5,902,924
Growth Opportunities Fund Service Class
Sold	442,638	$3,505,630	2,094,944	$17,966,463
Issued as reinvestment of dividends	3,246,545	23,180,329	1,678,129	13,542,503
Redeemed	(2,659,744)	(20,224,717)	(1,574,323)	(15,819,204)
Net increase (decrease)	1,029,439	$6,461,242	2,198,750	$15,689,762
Growth Opportunities Fund Administrative Class
Sold	418,462	$3,049,019	973,514	$9,031,349
Issued as reinvestment of dividends	2,305,355	15,284,502	1,489,497	11,409,550
Redeemed	(1,251,206)	(9,425,708)	(1,798,663)	(17,062,311)
Net increase (decrease)	1,472,611	$8,907,813	664,348	$3,378,588
Growth Opportunities Fund Class A
Sold	302,284	$1,743,139	282,511	$2,394,294
Issued as reinvestment of dividends	2,264,835	12,818,964	1,594,182	10,999,852
Redeemed	(1,235,985)	(7,690,415)	(1,834,271)	(15,638,953)
Net increase (decrease)	1,331,134	$6,871,688	42,422	$(2,244,807)
Growth Opportunities Fund Class R4
Sold	210,949	$1,379,246	485,721	$4,221,113
Issued as reinvestment of dividends	630,953	3,621,672	536,219	3,732,083
Redeemed	(1,661,975)	(10,033,757)	(1,334,831)	(11,495,660)
Net increase (decrease)	(820,073)	$(5,032,839)	(312,891)	$(3,542,464)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2020		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Growth Opportunities Fund Class R3
Sold	6,035	$34,614	52,441	$355,497
Issued as reinvestment of dividends	84,467	396,148	38,203	234,569
Redeemed	(76,302)	(377,635)	(58,142)	(457,602)
Net increase (decrease)	14,200	$53,127	32,502	$132,464
Mid-Cap Value Fund Class I
Sold	1,555,095	$16,768,870	1,945,607	$23,014,843
Issued as reinvestment of dividends	133,346	1,720,169	1,090,387	11,503,586
Redeemed	(1,729,612)	(20,714,723)	(1,991,844)	(23,399,140)
Net increase (decrease)	(41,171)	$(2,225,684)	1,044,150	$11,119,289
Mid-Cap Value Fund Class R5
Sold	34,244	$421,313	45,600	$583,696
Issued as reinvestment of dividends	1,837	23,976	14,885	158,819
Redeemed	(13,501)	(144,576)	(21,440)	(259,078)
Net increase (decrease)	22,580	$300,713	39,045	$483,437
Mid-Cap Value Fund Service Class
Sold	206	$2,440	1,014	$11,944
Issued as reinvestment of dividends	146	1,889	2,935	31,115
Redeemed	(10)	(121)	(4,756)	(58,726)
Net increase (decrease)	342	$4,208	(807)	$(15,667)
Mid-Cap Value Fund Administrative Class
Sold	9,266	$121,259	5,515	$66,815
Issued as reinvestment of dividends	914	12,087	9,647	104,376
Redeemed	(179)	(2,218)	(7,203)	(89,945)
Net increase (decrease)	10,001	$131,128	7,959	$81,246
Mid-Cap Value Fund Class A
Sold	106,564	$1,315,091	101,575	$1,218,321
Issued as reinvestment of dividends	3,227	41,913	23,871	253,992
Redeemed	(72,391)	(805,845)	(76,895)	(949,066)
Net increase (decrease)	37,400	$551,159	48,551	$523,247
Mid-Cap Value Fund Class R4
Sold	6,858	$76,227	62,837	$818,137
Issued as reinvestment of dividends	909	11,666	9,964	104,519
Redeemed	(7,654)	(94,722)	(9,445)	(110,959)
Net increase (decrease)	113	$(6,829)	63,356	$811,697
Mid-Cap Value Fund Class R3
Sold	7,224	$78,052	11,335	$135,286
Issued as reinvestment of dividends	502	6,426	4,619	48,457
Redeemed	(2,214)	(23,752)	(2,480)	(30,141)
Net increase (decrease)	5,512	$60,726	13,474	$153,602
Small Cap Value Equity Fund Class I
Sold	3,007,564	$32,689,808	2,378,615	$27,063,398
Issued as reinvestment of dividends	472,443	5,187,429	1,308,313	12,834,546
Redeemed	(3,619,267)	(33,541,139)	(2,233,910)	(26,110,628)
Net increase (decrease)	(139,260)	$4,336,098	1,453,018	$13,787,316

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2020		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Small Cap Value Equity Fund Class R5
Sold	89,827	$871,859	467,994	$5,342,829
Issued as reinvestment of dividends	141,385	1,558,062	1,153,330	11,337,239
Redeemed	(468,478)	(5,055,864)	(2,470,021)	(25,867,486)
Net increase (decrease)	(237,266)	$(2,625,943)	(848,697)	$(9,187,418)
Small Cap Value Equity Fund Service Class
Sold	25,449	$262,543	51,953	$616,718
Issued as reinvestment of dividends	33,271	368,640	133,804	1,323,324
Redeemed	(93,252)	(1,054,967)	(83,070)	(1,166,130)
Net increase (decrease)	(34,532)	$(423,784)	102,687	$773,912
Small Cap Value Equity Fund Administrative Class
Sold	7,681	$70,122	36,730	$413,940
Issued as reinvestment of dividends	27,711	304,272	137,435	1,349,611
Redeemed	(28,556)	(281,327)	(169,471)	(1,876,188)
Net increase (decrease)	6,836	$93,067	4,694	$(112,637)
Small Cap Value Equity Fund Class A
Sold	29,542	$268,212	187,524	$2,414,070
Issued as reinvestment of dividends	55,772	603,450	332,515	3,228,716
Redeemed	(211,995)	(2,307,598)	(442,523)	(4,925,205)
Net increase (decrease)	(126,681)	$(1,435,936)	77,516	$717,581
Small Cap Value Equity Fund Class R4
Sold	36,693	$361,348	229,789	$2,518,800
Issued as reinvestment of dividends	38,696	415,594	87,434	841,985
Redeemed	(47,098)	(423,386)	(111,623)	(1,275,286)
Net increase (decrease)	28,291	$353,556	205,600	$2,085,499
Small Cap Value Equity Fund Class R3
Sold	8,467	$76,448	21,902	$245,409
Issued as reinvestment of dividends	7,660	81,577	41,761	400,490
Redeemed	(11,753)	(110,676)	(71,603)	(794,665)
Net increase (decrease)	4,374	$47,349	(7,940)	$(148,766)
Small Company Value Fund Class I
Sold	941,606	$7,396,824	1,398,393	$12,943,322
Issued as reinvestment of dividends	534,168	4,994,472	1,652,823	13,734,961
Redeemed	(1,055,191)	(8,779,106)	(1,285,919)	(12,178,157)
Net increase (decrease)	420,583	$3,612,190	1,765,297	$14,500,126
Small Company Value Fund Class R5
Sold	675,610	$4,768,715	1,884,740	$17,378,409
Issued as reinvestment of dividends	363,511	3,427,906	1,160,945	9,717,110
Redeemed	(1,699,263)	(15,989,113)	(762,859)	(7,270,219)
Net increase (decrease)	(660,142)	$(7,792,492)	2,282,826	$19,825,300
Small Company Value Fund Service Class
Sold	106,456	$924,601	96,178	$900,268
Issued as reinvestment of dividends	36,710	343,971	125,400	1,044,582
Redeemed	(280,899)	(2,546,613)	(199,547)	(1,948,132)
Net increase (decrease)	(137,733)	$(1,278,041)	22,031	$(3,282)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2020		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Small Company Value Fund Administrative Class
Sold	58,750	$434,900	125,580	$1,148,139
Issued as reinvestment of dividends	63,414	580,242	232,190	1,890,022
Redeemed	(177,855)	(1,573,895)	(318,316)	(2,878,806)
Net increase (decrease)	(55,691)	$(558,753)	39,454	$159,355
Small Company Value Fund Class A
Sold	171,380	$1,372,937	202,547	$1,774,108
Issued as reinvestment of dividends	100,963	884,436	353,245	2,762,377
Redeemed	(265,544)	(2,089,005)	(466,722)	(4,213,426)
Net increase (decrease)	6,799	$168,368	89,070	$323,059
Small Company Value Fund Class R4
Sold	69,191	$490,432	3,894	$33,662
Issued as reinvestment of dividends	2,960	25,544	10,400	80,185
Redeemed	(6,233)	(35,921)	(9,695)	(86,455)
Net increase (decrease)	65,918	$480,055	4,599	$27,392
Small Company Value Fund Class R3
Sold	3,868	$24,376	23,453	$194,684
Issued as reinvestment of dividends	2,223	17,675	10,406	74,193
Redeemed	(18,253)	(148,003)	(19,683)	(154,506)
Net increase (decrease)	(12,162)	$(105,952)	14,176	$114,371
S&P Mid Cap Index Fund Class I
Sold	1,674,030	$22,148,970	2,474,940	$32,652,821
Issued as reinvestment of dividends	247,478	3,459,749	361,061	4,293,020
Redeemed	(754,218)	(9,483,196)	(1,114,159)	(15,035,481)
Net increase (decrease)	1,167,290	$16,125,523	1,721,842	$21,910,360
S&P Mid Cap Index Fund Class R5
Sold	269,061	$3,601,806	1,495,280	$19,691,738
Issued as reinvestment of dividends	94,075	1,311,412	112,801	1,337,826
Redeemed	(455,693)	(5,818,614)	(706,857)	(9,044,335)
Net increase (decrease)	(92,557)	$(905,396)	901,224	$11,985,229
S&P Mid Cap Index Fund Service Class
Sold	143,242	$1,802,563	315,675	$4,111,233
Issued as reinvestment of dividends	58,293	809,111	139,718	1,650,071
Redeemed	(215,947)	(2,802,469)	(684,608)	(9,129,359)
Net increase (decrease)	(14,412)	$(190,795)	(229,215)	$(3,368,055)
S&P Mid Cap Index Fund Administrative Class
Sold	359,802	$4,511,172	768,706	$10,364,039
Issued as reinvestment of dividends	146,126	2,028,235	339,249	4,009,925
Redeemed	(840,018)	(10,794,161)	(1,507,027)	(19,901,787)
Net increase (decrease)	(334,090)	$(4,254,754)	(399,072)	$(5,527,823)
S&P Mid Cap Index Fund Class A
Sold	347,606	$4,514,136	783,216	$10,436,417
Issued as reinvestment of dividends	85,646	1,187,910	171,271	2,022,709
Redeemed	(445,482)	(5,916,674)	(751,098)	(10,003,486)
Net increase (decrease)	(12,230)	$(214,628)	203,389	$2,455,640

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2020		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
S&P Mid Cap Index Fund Class R4
Sold	955,959	$11,277,865	1,042,070	$13,729,082
Issued as reinvestment of dividends	261,265	3,602,840	676,847	7,946,180
Redeemed	(2,300,084)	(30,357,958)	(2,743,741)	(36,368,468)
Net increase (decrease)	(1,082,860)	$(15,477,253)	(1,024,824)	$(14,693,206)
S&P Mid Cap Index Fund Class R3
Sold	835,643	$9,198,714	1,206,282	$15,693,928
Issued as reinvestment of dividends	300,992	4,138,636	725,807	8,491,936
Redeemed	(1,914,468)	(25,036,733)	(2,726,508)	(35,712,446)
Net increase (decrease)	(777,833)	$(11,699,383)	(794,419)	$(11,526,582)
Russell 2000 Small Cap Index Fund Class I
Sold	1,444,660	$16,759,914	2,071,938	$25,558,462
Issued as reinvestment of dividends	399,529	5,018,090	440,962	4,859,403
Redeemed	(832,198)	(9,280,664)	(1,102,532)	(13,545,427)
Net increase (decrease)	1,011,991	$12,497,340	1,410,368	$16,872,438
Russell 2000 Small Cap Index Fund Class R5
Sold	264,089	$3,187,539	473,631	$5,760,788
Issued as reinvestment of dividends	77,446	972,716	111,344	1,227,006
Redeemed	(342,024)	(3,946,925)	(839,484)	(10,461,374)
Net increase (decrease)	(489)	$213,330	(254,509)	$(3,473,580)
Russell 2000 Small Cap Index Fund Service Class
Sold	179,124	$2,121,967	333,113	$3,925,612
Issued as reinvestment of dividends	50,097	624,710	93,930	1,027,598
Redeemed	(179,517)	(2,115,182)	(1,011,383)	(12,562,753)
Net increase (decrease)	49,704	$631,495	(584,340)	$(7,609,543)
Russell 2000 Small Cap Index Fund Administrative Class
Sold	612,723	$6,676,834	1,372,351	$16,841,132
Issued as reinvestment of dividends	257,217	3,215,208	315,607	3,462,205
Redeemed	(951,289)	(10,731,705)	(1,262,009)	(15,306,734)
Net increase (decrease)	(81,349)	$(839,663)	425,949	$4,996,603
Russell 2000 Small Cap Index Fund Class A
Sold	303,836	$3,708,076	492,327	$6,014,638
Issued as reinvestment of dividends	118,060	1,467,484	161,024	1,758,380
Redeemed	(460,226)	(5,243,560)	(739,494)	(9,099,099)
Net increase (decrease)	(38,330)	$(68,000)	(86,143)	$(1,326,081)
Russell 2000 Small Cap Index Fund Class R4
Sold	641,581	$6,758,827	1,189,568	$14,159,392
Issued as reinvestment of dividends	289,492	3,581,019	428,619	4,654,800
Redeemed	(1,236,411)	(14,358,409)	(1,809,012)	(21,953,896)
Net increase (decrease)	(305,338)	$(4,018,563)	(190,825)	$(3,139,704)
Russell 2000 Small Cap Index Fund Class R3
Sold	413,792	$4,044,219	810,412	$9,735,585
Issued as reinvestment of dividends	260,598	3,210,572	384,302	4,158,146
Redeemed	(923,556)	(10,967,641)	(1,455,406)	(17,722,915)
Net increase (decrease)	(249,166)	$(3,712,850)	(260,692)	$(3,829,184)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2020		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Mid Cap Growth Fund Class I
Sold	22,179,508	$499,435,809	48,309,809	$1,057,593,667
Issued as reinvestment of dividends	13,522,755	316,432,464	22,611,204	430,517,322
Redeemed	(30,702,012)	(674,829,301)	(42,622,650)	(942,411,286)
Net increase (decrease)	5,000,251	$141,038,972	28,298,363	$545,699,703
Mid Cap Growth Fund Class R5
Sold	5,754,041	$129,046,854	11,799,308	$259,087,615
Issued as reinvestment of dividends	3,539,260	81,863,075	6,342,925	119,564,131
Redeemed	(11,466,049)	(253,454,221)	(15,282,524)	(334,060,635)
Net increase (decrease)	(2,172,748)	$(42,544,292)	2,859,709	$44,591,111
Mid Cap Growth Fund Service Class
Sold	1,059,997	$23,132,423	2,704,076	$58,013,252
Issued as reinvestment of dividends	889,733	20,001,203	1,781,398	32,706,464
Redeemed	(3,806,582)	(82,887,538)	(5,264,743)	(113,466,899)
Net increase (decrease)	(1,856,852)	$(39,753,912)	(779,269)	$(22,747,183)
Mid Cap Growth Fund Administrative Class
Sold	477,541	$9,549,927	1,297,301	$26,753,541
Issued as reinvestment of dividends	779,260	16,621,612	1,593,776	27,875,145
Redeemed	(2,410,311)	(49,614,587)	(4,441,398)	(91,601,576)
Net increase (decrease)	(1,153,510)	$(23,443,048)	(1,550,321)	$(36,972,890)
Mid Cap Growth Fund Class A
Sold	847,127	$15,752,715	1,272,860	$24,177,566
Issued as reinvestment of dividends	719,593	13,974,495	1,467,530	23,553,860
Redeemed	(2,259,269)	(42,365,087)	(4,358,596)	(81,640,233)
Net increase (decrease)	(692,549)	$(12,637,877)	(1,618,206)	$(33,908,807)
Mid Cap Growth Fund Class R4
Sold	830,142	$15,745,155	2,749,878	$52,170,375
Issued as reinvestment of dividends	682,445	13,362,278	1,271,897	20,553,850
Redeemed	(2,404,116)	(45,509,436)	(3,797,243)	(71,740,786)
Net increase (decrease)	(891,529)	$(16,402,003)	224,532	$983,439
Mid Cap Growth Fund Class R3
Sold	182,300	$3,011,755	428,551	$7,314,380
Issued as reinvestment of dividends	123,806	2,187,663	236,934	3,485,296
Redeemed	(380,332)	(6,478,027)	(691,174)	(11,782,894)
Net increase (decrease)	(74,226)	$(1,278,609)	(25,689)	$(983,218)
Small Cap Growth Equity Fund Class I
Sold	3,105,971	$46,880,169	2,812,583	$42,624,811
Issued as reinvestment of dividends	2,199,888	32,558,345	4,305,827	53,822,840
Redeemed	(3,375,922)	(45,520,365)	(9,706,385)	(146,870,762)
Net increase (decrease)	1,929,937	$33,918,149	(2,587,975)	$(50,423,111)
Small Cap Growth Equity Fund Class R5
Sold	467,568	$6,802,802	1,093,405	$16,831,930
Issued as reinvestment of dividends	1,050,157	15,279,790	1,666,669	20,516,696
Redeemed	(1,215,364)	(17,034,390)	(1,791,360)	(27,109,343)
Net increase (decrease)	302,361	$5,048,202	968,714	$10,239,283

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2020		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Small Cap Growth Equity Fund Service Class
Sold	148,813	$1,995,383	728,699	$10,098,422
Issued as reinvestment of dividends	320,655	4,338,467	408,687	4,720,329
Redeemed	(581,414)	(7,644,246)	(598,963)	(8,609,337)
Net increase (decrease)	(111,946)	$(1,310,396)	538,423	$6,209,414
Small Cap Growth Equity Fund Administrative Class
Sold	188,613	$2,321,048	453,290	$5,939,526
Issued as reinvestment of dividends	297,920	3,706,126	509,687	5,468,942
Redeemed	(392,396)	(4,712,599)	(910,471)	(11,565,422)
Net increase (decrease)	94,137	$1,314,575	52,506	$(156,954)
Small Cap Growth Equity Fund Class A
Sold	481,257	$4,941,570	905,145	$10,671,629
Issued as reinvestment of dividends	492,001	5,215,203	836,159	7,809,728
Redeemed	(837,580)	(8,566,448)	(1,640,833)	(18,583,430)
Net increase (decrease)	135,678	$1,590,325	100,471	$(102,073)
Small Cap Growth Equity Fund Class R4
Sold	278,569	$2,822,078	239,275	$2,797,544
Issued as reinvestment of dividends	183,400	1,960,542	267,596	2,518,076
Redeemed	(467,207)	(4,843,760)	(306,010)	(3,430,817)
Net increase (decrease)	(5,238)	$(61,140)	200,861	$1,884,803
Small Cap Growth Equity Fund Class R3
Sold	110,979	$902,137	102,157	$1,049,741
Issued as reinvestment of dividends	54,222	480,410	70,771	568,996
Redeemed	(72,247)	(617,186)	(88,254)	(884,972)
Net increase (decrease)	92,954	$765,361	84,674	$733,765
MSCI EAFE International Index Fund Class I
Sold	1,177,708	$13,942,779	1,858,350	$21,930,444
Issued as reinvestment of dividends	165,376	2,128,393	179,709	1,978,597
Redeemed	(581,959)	(6,703,589)	(1,008,871)	(12,129,111)
Net increase (decrease)	761,125	$9,367,583	1,029,188	$11,779,930
MSCI EAFE International Index Fund Class R5
Sold	131,520	$1,601,255	1,246,275	$14,886,208
Issued as reinvestment of dividends	63,202	812,776	51,435	566,304
Redeemed	(194,376)	(2,403,202)	(469,118)	(5,280,547)
Net increase (decrease)	346	$10,829	828,592	$10,171,965
MSCI EAFE International Index Fund Service Class
Sold	105,606	$1,312,504	234,420	$2,766,171
Issued as reinvestment of dividends	7,418	95,838	99,609	1,092,714
Redeemed	(77,884)	(924,132)	(2,147,939)	(25,573,583)
Net increase (decrease)	35,140	$484,210	(1,813,910)	$(21,714,698)
MSCI EAFE International Index Fund Administrative Class
Sold	283,781	$3,266,367	926,255	$11,150,706
Issued as reinvestment of dividends	106,075	1,358,826	137,635	1,509,852
Redeemed	(713,316)	(8,438,566)	(715,819)	(8,428,749)
Net increase (decrease)	(323,460)	$(3,813,373)	348,071	$4,231,809

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2020		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
MSCI EAFE International Index Fund Class A
Sold	244,365	$2,979,273	533,883	$6,317,776
Issued as reinvestment of dividends	56,235	719,248	75,914	831,254
Redeemed	(297,413)	(3,676,722)	(370,733)	(4,397,854)
Net increase (decrease)	3,187	$21,799	239,064	$2,751,176
MSCI EAFE International Index Fund Class R4
Sold	436,060	$5,008,289	923,407	$10,969,746
Issued as reinvestment of dividends	97,405	1,238,985	177,254	1,930,293
Redeemed	(832,142)	(10,038,581)	(1,429,114)	(17,017,857)
Net increase (decrease)	(298,677)	$(3,791,307)	(328,453)	$(4,117,818)
MSCI EAFE International Index Fund Class R3
Sold	287,070	$3,027,332	591,425	$6,917,634
Issued as reinvestment of dividends	89,849	1,140,187	152,169	1,654,082
Redeemed	(777,936)	(9,474,360)	(910,821)	(10,764,134)
Net increase (decrease)	(401,017)	$(5,306,841)	(167,227)	$(2,192,418)
Overseas Fund Class I
Sold	14,240,344	$115,836,315	14,609,132	$120,038,774
Issued as reinvestment of dividends	1,669,715	14,676,789	4,898,796	35,516,273
Redeemed	(16,449,989)	(132,877,455)	(16,203,816)	(130,239,124)
Net increase (decrease)	(539,930)	$(2,364,351)	3,304,112	$25,315,923
Overseas Fund Class R5
Sold	3,698,481	$31,554,186	1,459,284	$12,060,545
Issued as reinvestment of dividends	656,010	5,799,133	1,669,379	12,169,771
Redeemed	(2,301,101)	(19,335,250)	(2,820,212)	(23,406,690)
Net increase (decrease)	2,053,390	$18,018,069	308,451	$823,626
Overseas Fund Service Class
Sold	297,064	$2,416,336	649,470	$5,243,843
Issued as reinvestment of dividends	163,231	1,434,801	516,809	3,746,863
Redeemed	(337,946)	(2,727,026)	(952,999)	(7,822,046)
Net increase (decrease)	122,349	$1,124,111	213,280	$1,168,660
Overseas Fund Administrative Class
Sold	108,583	$878,899	427,042	$3,527,754
Issued as reinvestment of dividends	90,273	801,623	378,883	2,773,420
Redeemed	(480,867)	(4,017,216)	(1,537,146)	(12,558,385)
Net increase (decrease)	(282,011)	$(2,336,694)	(731,221)	$(6,257,211)
Overseas Fund Class A
Sold	487,436	$3,939,681	351,246	$2,818,127
Issued as reinvestment of dividends	116,606	1,012,143	480,193	3,438,187
Redeemed	(349,104)	(2,833,039)	(1,682,419)	(13,735,511)
Net increase (decrease)	254,938	$2,118,785	(850,980)	$(7,479,197)
Overseas Fund Class R4
Sold	362,117	$2,905,747	650,327	$5,086,326
Issued as reinvestment of dividends	68,356	579,655	189,387	1,327,602
Redeemed	(172,411)	(1,388,990)	(405,833)	(3,180,421)
Net increase (decrease)	258,062	$2,096,412	433,881	$3,233,507

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2020		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Overseas Fund Class R3
Sold	102,634	$816,780	127,320	$987,475
Issued as reinvestment of dividends	14,385	123,568	53,631	380,242
Redeemed	(77,195)	(584,917)	(194,368)	(1,565,065)
Net increase (decrease)	39,824	$355,431	(13,417)	$(197,348)
MM Select T. Rowe Price International Equity Fund Class I
Sold	22,835,389	$212,868,152	46,463,148	$421,225,038
Issued as reinvestment of dividends	2,784,253	28,120,959	— *	3
Redeemed	(8,627,351)	(80,080,220)	(9,486,051)	(86,806,694)
Net increase (decrease)	16,992,291	$160,908,891	36,977,097	$334,418,347

*	Less than 0.5 shares

Purchases of Class A shares are subject to a front-end sales charge of up to 5.50% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. The Distributor retained $1,750 for Blue Chip Growth Fund during the period ended March 31, 2020.

Redemptions of Class A shares made within eighteen months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1% of the amount redeemed. The Distributor receives all contingent deferred sales charges. Any contingent deferred sales charges imposed during the period ended March 31, 2020, were waived for any redemptions subject to such a charge.

6.	Federal Income Tax Information

At March 31, 2020, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Total Return Bond Fund	$974,789,995	$26,817,906	$(19,223,117)	$7,594,789
Strategic Bond Fund	698,154,899	34,212,226	(36,999,036)	(2,786,810)
Diversified Value Fund	332,501,892	8,779,734	(67,886,024)	(59,106,290)
Fundamental Value Fund	540,409,763	10,021,859	(101,344,612)	(91,322,753)
S&P 500 Index Fund	2,063,354,438	1,054,721,316	(218,758,487)	835,962,829
Equity Opportunities Fund	568,497,148	25,530,037	(57,175,692)	(31,645,655)
Fundamental Growth Fund	75,566,763	708,141	(11,837,950)	(11,129,809)
Blue Chip Growth Fund	2,200,823,894	855,668,785	(107,279,105)	748,389,680
Growth Opportunities Fund	331,917,777	89,296,838	(13,829,509)	75,467,329
Mid-Cap Value Fund	93,978,582	966,805	(18,929,024)	(17,962,219)
Small Cap Value Equity Fund	72,987,235	659,974	(21,319,162)	(20,659,188)
Small Company Value Fund	190,612,253	1,911,026	(58,777,510)	(56,866,484)
S&P Mid Cap Index Fund	400,189,166	38,247,854	(108,543,189)	(70,295,335)
Russell 2000 Small Cap Index Fund	274,000,247	29,534,590	(85,300,504)	(55,765,914)
Mid Cap Growth Fund	6,882,713,976	778,810,029	(994,522,256)	(215,712,227)
Small Cap Growth Equity Fund	448,326,414	38,496,106	(74,039,100)	(35,542,994)
MSCI EAFE International Index Fund	205,154,961	19,023,525	(45,410,085)	(26,386,560)
Overseas Fund	563,710,236	30,862,863	(134,366,248)	(103,503,385)
MM Select T. Rowe Price International Equity Fund	1,285,302,889	40,920,893	(276,589,980)	(235,669,087)

Notes to Financial Statements (Unaudited) (Continued)

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

At September 30, 2019, for federal income tax purposes, there were no unused capital losses.

At September 30, 2019, the following Fund(s) had post-enactment accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
Total Return Bond Fund	$457,470	$6,655,359
Mid-Cap Value Fund	159,993	1,196,526
MM Select T. Rowe Price International Equity Fund	1,215,088	—

Net capital loss carryforwards for the Fund(s) shown in the above table are from post-enactment years and are, therefore, not subject to the eight-year carryforward period and possible expiration.

The following Fund(s) elected to defer to the fiscal year beginning October 1, 2019, post-October capital losses:

	Post-October Loss	Post-October Currency Loss
MM Select T. Rowe Price International Equity Fund	$21,850,103	$—

The following Fund(s) elected to defer to the fiscal year beginning October 1, 2019, late year ordinary losses:

Amount
Small Cap Growth Equity Fund	$928,429

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2019, was as follows:

	Ordinary Income	Long Term Capital Gain
Total Return Bond Fund	$24,005,252	$—
Strategic Bond Fund	16,531,126	—
Diversified Value Fund	8,107,115	51,132,228
Fundamental Value Fund	38,539,562	92,443,331
S&P 500 Index Fund	53,817,372	416,450,380
Equity Opportunities Fund	21,454,090	38,166,084
Fundamental Growth Fund	728,938	25,716,971
Blue Chip Growth Fund	6,807,061	166,446,913
Growth Opportunities Fund	—	146,448,375
Mid-Cap Value Fund	4,989,486	7,239,678
Small Cap Value Equity Fund	1,437,014	29,878,899
Small Company Value Fund	7,448,487	21,866,406
S&P Mid Cap Index Fund	8,683,329	21,068,338
Russell 2000 Small Cap Index Fund	5,201,838	15,945,702
Mid Cap Growth Fund	72,958,205	597,430,565
Small Cap Growth Equity Fund	13,279,054	82,148,016
MSCI EAFE International Index Fund	5,501,001	4,062,095
Overseas Fund	13,288,318	46,064,137
MM Select T. Rowe Price International Equity Fund	14,075,026	—

The following Fund(s) have elected to pass through the foreign tax credit for the year ended September 30, 2019:

Amount
MSCI EAFE International Index Fund	$481,661
Overseas Fund	1,251,642
MM Select T. Rowe Price International Equity Fund	2,478,875

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2019, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, deferred Trustee compensation, and other temporary basis adjustments.

Notes to Financial Statements (Unaudited) (Continued)

At September 30, 2019, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Total Return Bond Fund	$18,777,287	$(7,112,829)	$(169,053)	$20,965,082
Strategic Bond Fund	24,960,304	1,361,362	(49,051)	22,457,466
Diversified Value Fund	6,266,053	17,362,489	(158,798)	19,047,756
Fundamental Value Fund	12,850,274	124,000,005	(208,257)	49,255,315
S&P 500 Index Fund	49,203,009	132,111,320	(472,811)	1,319,236,324
Equity Opportunities Fund	7,054,263	40,312,043	(127,251)	101,060,536
Fundamental Growth Fund	—	19,466,434	(17,205)	17,930,535
Blue Chip Growth Fund	—	156,354,368	(229,666)	970,346,037
Growth Opportunities Fund	1,881,376	136,871,830	(110,762)	115,723,066
Mid-Cap Value Fund	966,442	(1,356,519)	(21,567)	4,570,793
Small Cap Value Equity Fund	140,090	7,982,062	(22,982)	6,185,531
Small Company Value Fund	1,174,409	9,023,566	(74,229)	617,300
S&P Mid Cap Index Fund	3,153,159	9,408,006	(42,135)	43,672,394
Russell 2000 Small Cap Index Fund	3,825,107	12,639,262	(24,896)	5,975,565
Mid Cap Growth Fund	31,135	440,394,322	(459,796)	1,426,342,805
Small Cap Growth Equity Fund	—	56,737,648	(1,044,794)	51,534,088
MSCI EAFE International Index Fund	5,822,193	1,002,580	(29,383)	5,322,051
Overseas Fund	14,570,120	9,297,639	(101,813)	(3,070,194)
MM Select T. Rowe Price International Equity Fund	25,888,746	(1,215,088)	(21,871,815)	(51,646,765)

The Funds did not have any unrecognized tax benefits at March 31, 2020, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended March 31, 2020, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, or the returns filed to date for Funds in existence less than three years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

8.	New Accounting Pronouncements

In March 2017, FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management has evaluated the impact of ASU 2017-08 and has adopted the disclosure requirements, and the impact, if any, is reflected within the Funds’ financial statements.

Notes to Financial Statements (Unaudited) (Continued)

In August 2018, FASB issued Accounting Standards Update 2018-13 — Fair Value Measurement (Topic 820) Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy, and the valuation processes for Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated the impact of ASU 2018-13 and has early adopted the disclosure requirements and the impact, if any, is reflected within the Funds’ financial statements.

9.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds. On April 5, 2012, the adversary proceeding was transferred to the Southern District of New York for consolidated pretrial proceedings. The action is now being prosecuted by the litigation trustee (“Trustee”) for the Tribune Litigation Trust.

The potential amounts sought to be recovered from the Diversified Value Fund and S&P 500 Index Fund, are approximately $1,621,800 and $1,186,430, respectively, plus interest and the Official Committee’s court costs.

In addition, on June 2, 2011, the Diversified Value Fund and S&P 500 Index Fund, were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds. On December 20, 2011, this action was transferred to the Southern District of New York for consolidated pretrial proceedings.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Trustee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

10. Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 has produced, and will likely continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, and global business disruption, and it may result in future significant adverse effects, such as exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession throughout the world. Such factors may have a significant adverse effect on a Fund’s performance and have the potential to impair the ability of a Fund’s investment adviser, subadviser, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.

11.	Subsequent Events

In preparation of these financial statements, management has evaluated the events and transactions subsequent March 31, 2020, through the date when the financial statements were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ financial statements other than those disclosed below.

Notes to Financial Statements (Unaudited) (Continued)

Effective April 1, 2020, MML Advisers has agreed to voluntarily waive 0.02% of the advisory fee of the Growth Opportunities Fund. MML Advisers may amend or discontinue this waiver at any time without advance notice.

Pursuant to a written consent dated April 30, 2020, MassMutual and each of the MassMutual Select Target Allocation Funds, together in their capacity as the owner of a majority of the issued and outstanding shares of the Growth Opportunities Fund (the “Fund”), approved a change to the diversification status of the Fund from that of a diversified fund to that of a non-diversified fund, as described in the Information Statement dated April 10, 2020.

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser and subadvisers use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s EDGAR database on its website at http://www.sec.gov.

Liquidity Risk Management Program

In 2016, the SEC adopted Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of fund shareholders. Pursuant to the Liquidity Rule, the Funds have adopted a Liquidity Risk Management Program (the “Program”). The Program is administered by MML Advisers, which has established a Liquidity Risk Management Program Committee (the “Committee”) to oversee the required management, assessments, reviews, and reports for the Program.

The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and the periodic classification of the Fund’s investments into groupings that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on March 10, 2020, the Trustees received a report prepared by the Committee regarding the operation and effectiveness of the Program for the period December 1, 2018 through December 1, 2019. No significant liquidity events impacting any of the Funds or their ability to timely meet redemptions without dilution to existing shareholders were noted in the report. In addition, the Committee provided its assessment that the Program had been effective in managing each Fund’s liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Trustees’ Approval of Investment Advisory Contracts

At their meeting in September 2019, the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), approved a new subadvisory agreement with AllianceBernstein L.P. (“AllianceBernstein”) for the Small Company Value Fund (the “September New Subadvisory Agreement”) due to the expected change in control of AXA Equitable Holdings, Inc. (“AXA Equitable”), AllianceBernstein’s indirect parent company. The Trustees considered the representations made to them regarding the change in control of AXA Equitable, the fact that the terms of the September New Subadvisory Agreement would be substantially identical to the terms of the subadvisory agreement currently in place, and that there would be no change in the investment strategies or portfolio management team of the Small Company Value Fund, or in the fees or expenses of the Fund. The Trustees considered the statements of AllianceBernstein that the change in control was not expected to have any material impact on AllianceBernstein or the services it provides to the Small Company Value Fund, including the personnel providing services to the Fund.

Other Information (Unaudited) (Continued)

Prior to the vote being taken to approve the September New Subadvisory Agreement, the Independent Trustees met separately in executive session to discuss the appropriateness of such contract. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

The September New Subadvisory Agreement became effective on November 13, 2019.

At their meeting in December 2019, the Trustees, including the Independent Trustees, approved a new subadvisory agreement with Westfield Capital Management Company, L.P. (“Westfield”) for the Fundamental Growth Fund (the “Fund” and the “December New Subadvisory Agreement”). In preparation for the meeting, the Trustees requested, and MML Advisers provided in advance, certain materials relevant to the consideration of the December New Subadvisory Agreement. In all of their deliberations, the Trustees were advised by independent counsel.

In reviewing the December New Subadvisory Agreement, the Independent Trustees discussed with MML Advisers and considered a wide range of information about, among other things: (i) Westfield and its personnel with responsibility for providing services to the Fund; (ii) the terms of the December New Subadvisory Agreement; (iii) the scope and quality of services that Westfield will provide under the December New Subadvisory Agreement; (iv) the historical investment performance track record of Westfield; and (v) the fee payable to Westfield by MML Advisers, the effect of such fee on the profitability to MML Advisers, and any information provided by Westfield regarding the fees paid to Westfield by other funds with similar investment objectives as the Fund. The Trustees also noted the fact that the Fund’s advisory fee and total expenses were not expected to change as a result of the December New Subadvisory Agreement.

Prior to the vote being taken to approve the December New Subadvisory Agreement, the Independent Trustees met separately in executive session to discuss the appropriateness of such contract. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

Based on the foregoing, and following their review, the Trustees concluded, with respect to the December New Subadvisory Agreement, that (i) overall, they were satisfied with the nature, extent, and quality of services expected to be provided under the December New Subadvisory Agreement; (ii) MML Advisers’ projected level of profitability due to the December New Subadvisory Agreement is not excessive and the subadvisory fee amount under the December New Subadvisory Agreement is fair and reasonable; (iii) the investment process and strategy of Westfield appear well suited to the Fund given its investment objective and policies; and (iv) the terms of the December New Subadvisory Agreement are fair and reasonable with respect to the Fund, and are in the best interests of the Fund’s shareholders. After carefully considering the information summarized above, the Trustees, including a majority of the Independent Trustees voting separately, unanimously voted to approve the December New Subadvisory Agreement.

The December New Subadvisory Agreement became effective on March 2, 2020.

Also at their meeting in December 2019, the Trustees, including the Independent Trustees, reviewed and approved a proposal to make changes to the existing subadvisory agreement between MML Advisers and Wellington Management Company LLP (“Wellington”) for the Fund (the “December Amended Agreement”) due to the proposed changes to the investment strategy and portfolio management team for the Fund. In arriving at their decision, the Trustees discussed the fees payable to Wellington under the December Amended Agreement and the effect of such fees on the profitability to MML Advisers. The Trustees concluded that they were satisfied that MML Advisers’ projected level of profitability due to the December Amended Agreement was not excessive and the subadvisory fee amount under the December Amended Agreement was fair and reasonable. In their deliberations, the Trustees were advised by independent counsel.

Other Information (Unaudited) (Continued)

Prior to the vote being taken to approve the December Amended Agreement, the Independent Trustees met separately in executive session to discuss the appropriateness of such contract. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

The December Amended Agreement became effective on March 2, 2020.

Also at their meeting in December 2019, the Trustees, including the Independent Trustees, re-approved the delegation agreement (sub-subadvisory agreement) between T. Rowe Price Associates, Inc. (“T. Rowe Price”) and T. Rowe Price International Ltd (“T. Rowe Price International”) for the MM Select T. Rowe Price International Equity Fund (“Delegation Agreement”).

In arriving at their decision, the Trustees concluded that they were satisfied with the terms of the Delegation Agreement and that the Delegation Agreement was appropriate and in the best interests of the Fund. In their deliberations, the Trustees were advised by independent counsel.

Prior to the vote being taken to approve the Delegation Agreement, the Independent Trustees met separately in executive session to discuss the appropriateness of such contract. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

At their meeting in March 2020, the Trustees, including the Independent Trustees, reviewed and approved a proposal to make changes to the existing subadvisory agreements between MML Advisers and each of Jackson Square Partners, LLC (“Jackson Square”) and Sands Capital Management, LLC (“Sands Capital”) for the Growth Opportunities Fund (the “March Amended Agreements”) intended to lower the subadvisory fees paid to Jackson Square and Sands Capital, respectively. In arriving at their decision, the Trustees discussed the fees payable to Jackson Square and Sands Capital under the March Amended Agreements and the effect of such fees on the profitability to MML Advisers. The Trustees concluded that they were satisfied that MML Advisers’ projected levels of profitability due to the March Amended Agreements were not excessive and the subadvisory fee amounts under the March Amended Agreements were fair and reasonable. The Trustees also noted the fact that MML Advisers was proposing to implement a voluntary fee waiver of two basis points for the Growth Opportunities Fund. In their deliberations, the Trustees were advised by independent counsel.

Prior to the votes being taken to approve the March Amended Agreements, the Independent Trustees met separately in executive session to discuss the appropriateness of such contracts. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

The March Amended Agreements became effective on April 1, 2020.

Other Information (Unaudited) (Continued)

Fund Expenses March 31, 2020

Expense Examples:

The following information is in regards to expenses for the six months ended March 31, 2020:

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended March 31, 2020.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Total Return Bond Fund
Class I	$1,000	0.36%	$1,025.60	$1.82	$1,023.20	$1.82
Class R5	1,000	0.46%	1,025.40	2.33	1,022.70	2.33
Service Class	1,000	0.56%	1,024.40	2.83	1,022.20	2.83
Administrative Class	1,000	0.66%	1,023.80	3.34	1,021.70	3.34
Class A	1,000	0.91%	1,022.40	4.60	1,020.50	4.60
Class R4	1,000	0.81%	1,023.70	4.10	1,021.00	4.09
Class R3	1,000	1.06%	1,022.30	5.36	1,019.70	5.35

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Strategic Bond Fund
Class I	$1,000	0.47%	$977.30	$2.32	$1,022.70	$2.38
Class R5	1,000	0.57%	977.00	2.82	1,022.20	2.88
Service Class	1,000	0.67%	975.80	3.31	1,021.70	3.39
Administrative Class	1,000	0.77%	976.10	3.80	1,021.20	3.89
Class A	1,000	1.02%	974.70	5.04	1,019.90	5.15
Class R4	1,000	0.92%	975.40	4.54	1,020.40	4.65
Class R3	1,000	1.17%	974.00	5.77	1,019.20	5.91
Diversified Value Fund
Class I	1,000	0.58%	785.10	2.59	1,022.10	2.93
Class R5	1,000	0.68%	784.40	3.03	1,021.60	3.44
Service Class	1,000	0.78%	784.30	3.48	1,021.10	3.94
Administrative Class	1,000	0.88%	783.40	3.92	1,020.60	4.45
Class A	1,000	1.13%	782.70	5.04	1,019.40	5.70
Class R4	1,000	1.03%	783.20	4.59	1,019.90	5.20
Class R3	1,000	1.28%	782.10	5.70	1,018.60	6.46
Fundamental Value Fund
Class I	1,000	0.66%	750.70	2.89	1,021.70	3.34
Class R5	1,000	0.76%	750.30	3.33	1,021.20	3.84
Service Class	1,000	0.86%	750.10	3.76	1,020.70	4.34
Administrative Class	1,000	0.96%	750.20	4.20	1,020.20	4.85
Class A	1,000	1.21%	748.50	5.29	1,019.00	6.11
Class R4	1,000	1.11%	748.50	4.85	1,019.50	5.60
Class R3	1,000	1.36%	747.90	5.94	1,018.20	6.86
S&P 500 Index Fund
Class I	1,000	0.12%	877.50	0.56	1,024.40	0.61
Class R5	1,000	0.22%	877.10	1.03	1,023.90	1.11
Service Class	1,000	0.37%	876.50	1.74	1,023.20	1.87
Administrative Class	1,000	0.47%	876.20	2.20	1,022.70	2.38
Class A	1,000	0.72%	875.40	3.38	1,021.40	3.64
Class R4	1,000	0.62%	875.80	2.91	1,021.90	3.13
Class R3	1,000	0.87%	874.50	4.08	1,020.70	4.40
Equity Opportunities Fund
Class I	1,000	0.74%	848.90	3.42	1,021.30	3.74
Class R5	1,000	0.84%	848.20	3.88	1,020.80	4.24
Service Class	1,000	0.94%	847.80	4.34	1,020.30	4.75
Administrative Class	1,000	1.04%	847.60	4.80	1,019.80	5.25
Class A	1,000	1.29%	846.80	5.96	1,018.60	6.51
Class R4	1,000	1.19%	846.80	5.49	1,019.10	6.01
Class R3	1,000	1.44%	845.70	6.64	1,017.80	7.26
Fundamental Growth Fund
Class I	1,000	0.83%	884.80	3.91	1,020.90	4.19
Class R5	1,000	0.93%	885.60	4.38	1,020.40	4.70
Service Class	1,000	1.03%	885.20	4.85	1,019.90	5.20
Administrative Class	1,000	1.13%	885.20	5.33	1,019.40	5.70
Class A	1,000	1.38%	883.30	6.50	1,018.10	6.96
Class R4	1,000	1.28%	883.30	6.03	1,018.60	6.46
Class R3	1,000	1.53%	882.70	7.20	1,017.40	7.72

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Blue Chip Growth Fund
Class I	$1,000	0.63%	$960.70	$3.09	$1,021.80	$3.18
Class R5	1,000	0.74%	960.10	3.63	1,021.30	3.74
Service Class	1,000	0.83%	960.10	4.07	1,020.90	4.19
Administrative Class	1,000	0.93%	959.10	4.55	1,020.40	4.70
Class A	1,000	1.18%	958.00	5.78	1,019.10	5.96
Class R4	1,000	1.08%	958.40	5.29	1,019.60	5.45
Class R3	1,000	1.33%	957.30	6.51	1,018.40	6.71
Growth Opportunities Fund
Class I	1,000	0.77%	962.80	3.78	1,021.20	3.89
Class R5	1,000	0.87%	962.10	4.27	1,020.70	4.40
Service Class	1,000	0.97%	961.80	4.76	1,020.20	4.90
Administrative Class	1,000	1.07%	960.60	5.24	1,019.70	5.40
Class A	1,000	1.32%	959.30	6.47	1,018.40	6.66
Class R4	1,000	1.22%	960.20	5.98	1,018.90	6.16
Class R3	1,000	1.47%	959.60	7.20	1,017.70	7.42
Mid-Cap Value Fund
Class I	1,000	0.80%	769.60	3.54	1,021.00	4.04
Class R5	1,000	0.90%	768.90	3.98	1,020.50	4.55
Service Class	1,000	1.00%	768.70	4.42	1,020.00	5.05
Administrative Class	1,000	1.10%	768.00	4.86	1,019.50	5.55
Class A	1,000	1.35%	767.20	5.96	1,018.30	6.81
Class R4	1,000	1.25%	767.50	5.52	1,018.80	6.31
Class R3	1,000	1.50%	766.40	6.62	1,017.50	7.57
Small Cap Value Equity Fund
Class I	1,000	1.01%	707.90	4.31	1,020.00	5.10
Class R5	1,000	1.11%	707.30	4.74	1,019.50	5.60
Service Class	1,000	1.21%	707.20	5.16	1,019.00	6.11
Administrative Class	1,000	1.31%	706.00	5.59	1,018.50	6.61
Class A	1,000	1.56%	705.50	6.65	1,017.20	7.87
Class R4	1,000	1.46%	706.10	6.23	1,017.70	7.36
Class R3	1,000	1.71%	705.20	7.29	1,016.50	8.62
Small Company Value Fund
Class I	1,000	0.99%	678.30	4.15	1,020.10	5.00
Class R5	1,000	1.09%	678.50	4.57	1,019.60	5.50
Service Class	1,000	1.19%	677.30	4.99	1,019.10	6.01
Administrative Class	1,000	1.29%	677.60	5.41	1,018.60	6.51
Class A	1,000	1.54%	676.20	6.45	1,017.30	7.77
Class R4	1,000	1.44%	677.00	6.04	1,017.80	7.26
Class R3	1,000	1.69%	675.70	7.08	1,016.60	8.52
S&P Mid Cap Index Fund
Class I	1,000	0.17%	752.10	0.74	1,024.20	0.86
Class R5	1,000	0.27%	752.10	1.18	1,023.70	1.37
Service Class	1,000	0.42%	750.90	1.84	1,022.90	2.12
Administrative Class	1,000	0.52%	750.80	2.28	1,022.40	2.63
Class A	1,000	0.77%	750.00	3.37	1,021.20	3.89
Class R4	1,000	0.67%	750.50	2.93	1,021.70	3.39
Class R3	1,000	0.92%	749.00	4.02	1,020.40	4.65

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Russell 2000 Small Cap Index Fund
Class I	$1,000	0.21%	$762.50	$0.93	$1,024.00	$1.06
Class R5	1,000	0.31%	761.50	1.37	1,023.50	1.57
Service Class	1,000	0.46%	761.60	2.03	1,022.70	2.33
Administrative Class	1,000	0.56%	760.70	2.46	1,022.20	2.83
Class A	1,000	0.81%	759.90	3.56	1,021.00	4.09
Class R4	1,000	0.71%	759.90	3.12	1,021.50	3.59
Class R3	1,000	0.96%	759.20	4.22	1,020.20	4.85
Mid Cap Growth Fund
Class I	1,000	0.71%	823.90	3.24	1,021.50	3.59
Class R5	1,000	0.81%	823.70	3.69	1,021.00	4.09
Service Class	1,000	0.91%	822.90	4.15	1,020.50	4.60
Administrative Class	1,000	1.01%	822.80	4.60	1,020.00	5.10
Class A	1,000	1.26%	821.70	5.74	1,018.70	6.36
Class R4	1,000	1.16%	822.20	5.28	1,019.20	5.86
Class R3	1,000	1.41%	820.90	6.42	1,018.00	7.11
Small Cap Growth Equity Fund
Class I	1,000	0.86%	833.90	3.94	1,020.70	4.34
Class R5	1,000	0.96%	833.80	4.40	1,020.20	4.85
Service Class	1,000	1.06%	832.70	4.86	1,019.70	5.35
Administrative Class	1,000	1.16%	832.50	5.31	1,019.20	5.86
Class A	1,000	1.41%	831.70	6.46	1,018.00	7.11
Class R4	1,000	1.31%	832.60	6.00	1,018.50	6.61
Class R3	1,000	1.57%	830.80	7.19	1,017.20	7.92
MSCI EAFE International Index Fund
Class I	1,000	0.25%	834.90	1.15	1,023.80	1.26
Class R5	1,000	0.34%	834.20	1.56	1,023.30	1.72
Service Class	1,000	0.49%	833.20	2.25	1,022.50	2.48
Administrative Class	1,000	0.59%	832.80	2.70	1,022.00	2.98
Class A	1,000	0.84%	831.90	3.85	1,020.80	4.24
Class R4	1,000	0.74%	832.10	3.39	1,021.30	3.74
Class R3	1,000	0.99%	831.20	4.53	1,020.00	5.00
Overseas Fund
Class I	1,000	0.87%	805.00	3.93	1,020.70	4.40
Class R5	1,000	0.97%	805.00	4.38	1,020.20	4.90
Service Class	1,000	1.07%	804.20	4.83	1,019.70	5.40
Administrative Class	1,000	1.17%	803.70	5.28	1,019.20	5.91
Class A	1,000	1.42%	803.20	6.40	1,017.90	7.16
Class R4	1,000	1.32%	803.90	5.95	1,018.40	6.66
Class R3	1,000	1.57%	802.20	7.07	1,017.20	7.92
MM Select T. Rowe Price International Equity Fund
Class I	1,000	0.67%	834.90	3.07	1,021.70	3.39

*

Expenses are calculated using the annualized expense ratio for the six months ended March 31, 2020, multiplied by the average account value over the period, multiplied by 183 days in the period, divided by 366 days in the year, unless stated otherwise.

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Underwriter:
MML Distributors, LLC
100 Bright Meadow Blvd.
Enfield, Connecticut 06082-1981

© 2020 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001. All rights reserved. www.MassMutual.com. Investment Adviser: MML Investment Advisers, LLC	RS-49060-00

MassMutual

Semiannual Report

MassMutual Select BlackRock Global Allocation Fund

March 31, 2020

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for MassMutual Select BlackRock Global Allocation Fund. Investors should consider the Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

Important Notice: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer, bank, or retirement plan recordkeeper). Instead, the reports will be made available on the Fund’s website (http://www.massmutual.com/funds), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you would like to receive shareholder reports and other communications electronically from the Fund and are either a direct investor in the Fund or MassMutual serves as your retirement plan recordkeeper, please call (800) 767-1000 extension 43012 or send your request to enroll to RSProspectusFulfillment@massmutual.com. If you have invested in the Fund through another financial intermediary (such as a broker-dealer, bank, or retirement plan recordkeeper), you can request electronic delivery by contacting that financial intermediary. Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest directly with the MassMutual Funds or MassMutual serves as your retirement plan recordkeeper, you can call (800) 767-1000 extension 43012 or send an email request to RSProspectusFulfillment@massmutual.com to inform the Funds or MassMutual that you wish to continue receiving paper copies of your shareholder reports. If you invest through a financial intermediary other than MassMutual, you can contact that financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held within the fund complex if you invest directly with a Fund.

MassMutual Select BlackRock Global Allocation Fund – President’s Letter (Unaudited)

To Our Shareholders

Eric Wietsma

“As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals.”

March 31, 2020

Welcome to the MassMutual Select BlackRock Global Allocation Fund Semiannual Report, covering the six months ended March 31, 2020.

Market Highlights

•	During the period, U.S. stock prices ended down nearly 20%, despite being up over 9% in the first half of the period, ending an 11-year bull market.

•	The COVID-19 pandemic escalated quickly, shuttering businesses and curtailing economic activity, causing concerned investors to sell stocks in favor of safer investments.

•	Markets rebounded in the second half of March in response to emergency interest rate cuts by the Federal Reserve Board (the Fed) and an unprecedented fiscal stimulus package from Congress.

•	Developed-market foreign stocks and emerging market stocks both trailed U.S. stock returns for the six-month period, though only slightly.

•	U.S. bonds ended the quarter in positive territory benefiting from falling interest rates and investors seeking safer investments due to expectations for a global economic downturn.

Market Commentary

For the six months beginning on October 1, 2019, global stock investors experienced negative returns. U.S. stocks rose steadily in the first half of the period, buoyed by the lower interest rates and expectations for strong economic growth and rising corporate earnings. Then the COVID-19 pandemic struck, shuttering businesses and curtailing economic activity, causing U.S. stocks to fall sharply during the second half of the period.

Volatility is the tendency for markets to fluctuate unpredictably and is a normal risk of investing. Volatility resurfaced in the first quarter of 2020 with the S&P 500® Index* gaining or losing three percent of its value on 19 different days during the quarter. The VIX, a measure of market expectation of near term volatility conveyed by stock index option prices, achieved an all-time high of 82.69 on March 16th. Volatility receded somewhat by the end of the period in response to emergency interest rate cuts by the Fed and an unprecedented fiscal stimulus package from Congress.

As a result, the broad market S&P 500 delivered a loss of 12.31% for the period. The technology-heavy NASDAQ Composite Index held up much better, managing to lose only 3.23%. The more economically sensitive Dow Jones Industrial Average lost just 17.58% for the period. Small-cap stocks underperformed their larger peers while growth stocks significantly outperformed their value peers.

The market sell-off and subsequent recovery affected sectors differently. The information technology and health care sectors fared best as these sectors were expected to be less impacted by the COVID-19 pandemic. The energy and financial services sectors experienced the biggest losses due to expectations of a sharp downturn in global economic growth and lower interest rates, respectively. West Texas Intermediate (WTI) crude oil prices ended the period at just $20.51 per barrel, down 62% during the period.

*

Indexes referenced, other than the MSCI Indexes, are unmanaged, do not incur fees, expenses, or taxes, and cannot be purchased directly for investment. The MSCI Indexes are unmanaged, do not incur fees or expenses, and cannot be purchased directly for investment.

(Continued)

1

MassMutual Select BlackRock Global Allocation Fund – President’s Letter (Unaudited) (Continued)

Developed international stock markets, as measured by the MSCI EAFE® Index, trailed their domestic peers, falling 16.52% for the six month period. Japanese stocks fared much better than European stocks as a result of Japan responding quickly and effectively to halt the spread of COVID-19 within its borders. Emerging-market stock markets, as measured in the MSCI Emerging Markets Index, fared only slightly better, falling 14.55% for the period.

In these unprecedented times the Fed asserted its influence on markets during the period through two emergency interest rate cuts in March. On March 3rd, the Fed slashed interest rates by half a percentage point citing that the “the coronavirus poses evolving risks to economic activity.” On March 15th, the Fed cut interest rates to nearly zero percent saying it would maintain the low rates “until it is confident that the economy has weathered recent events and is on track to achieve its maximum employment and price stability goals.” These are the first emergency interest rate cuts since 2008. Congress also played its part, delivering a roughly $2 trillion coronavirus response bill intended to keep businesses and individuals afloat during these unprecedented times.

Investors entered the period with expectations of stable economic growth and rising corporate earnings and ended the period with expectations of a global recession. Bond yields rose slightly in the first half of the period, with the 10-year U.S. Treasury bond reaching 1.94% in early November before falling to a low of 0.54% in early March. Since falling yields drive bond prices up, the Bloomberg Barclays U.S. Aggregate Bond Index ended the period with a positive return of 3.33%. Investment-grade and high-yield corporate bonds did not fare as well on concerns that defaults would rise. The Bloomberg Barclays U.S. Corporate Bond Index, which tracks investment-grade corporate bonds, ended the period down 2.49%. The Bloomberg Barclays U.S. Corporate High Yield Index performed even worse, ending the period down 10.40%, on concerns over rising defaults, especially in the energy sector.

Review and maintain your strategy

MassMutual is committed to helping people secure their long-term future and protect the ones they love. While the return of volatility and the reality of market sell-offs can test an investor’s mettle, we’d like to remind you as a retirement investor that it’s important to maintain perspective and have realistic expectations about the future performance of your investment accounts. As described in this report, financial markets can reverse suddenly with little or no notice. Our multi-managed and sub-advised mutual funds tap into the deep expertise of seasoned asset managers who are committed to helping long-term investors prepare for retirement – in all market conditions. As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals. Thank you for your confidence in MassMutual.

Sincerely,

Eric Wietsma

President

© 2020 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001. All rights reserved.

www.MassMutual.com Underwriter: MML Distributors, LLC. (MMLD) Member FINRA and SIPC (www.FINRA.org and www.SIPC.org), 100 Bright Meadow Blvd., Enfield, CT 06082. MMLD is a wholly-owned subsidiary of MassMutual. Investment advisory services provided to the Funds by MML Investment Advisers, LLC (MML Advisers), a wholly-owned subsidiary of MassMutual. The information provided is the opinion of MML Advisers as of 4/1/20 and is subject to change without notice. It is not to be construed as tax, legal, or investment advice. Of course, past performance does not guarantee future results.

2

MassMutual Select BlackRock Global Allocation Fund – Portfolio Summary (Unaudited)

What is the investment approach of MassMutual Select BlackRock Global Allocation Fund, and who is the Fund’s subadviser?

The Fund seeks long-term total return by investing in both equity and debt securities, including money market securities and other short-term debt obligations, of issuers located around the world, including emerging markets, without limitation on the percentage of assets the Fund can invest in a particular type of security. The Fund seeks to reduce volatility by allocating its assets broadly across markets, industries, and issuers and without geographic or market capitalization limits. The Fund’s subadviser is BlackRock Investment Management, LLC (BlackRock).

MassMutual Select BlackRock Global Allocation Fund Largest Holdings (% of Net Assets) on 3/31/20

U.S. Treasury Inflation Index 0.500% 4/15/24	4.3%
U.S. Treasury Note 1.750% 11/15/29	2.9%
SPDR Gold Shares	1.9%
Microsoft Corp.	1.9%
French Republic Government Bond OAT 0.000% 11/25/29	1.8%
Uniform Mortgage Backed Securities TBA Pool #11192 4.000% 4/15/50	1.7%
Amazon.com, Inc.	1.7%
Alphabet, Inc. Class C	1.5%
Apple, Inc.	1.4%
Canadian Government International Bond 1.500% 9/01/24	1.3%

20.4%

MassMutual Select BlackRock Global Allocation Fund Portfolio Characteristics (% of Net Assets) on 3/31/20

Equities	55.1%
Bonds & Notes	24.8%
Mutual Funds	3.8%
Purchased Options	0.5%

Total Long-Term Investments	84.2%
Short-Term Investments and Other Assets and Liabilities	15.8%

Net Assets	100.0%

Equities Sold Short	(0.2)%

3

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments

March 31, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 55.1%

COMMON STOCK — 54.2%
Australia — 0.1%
The AGL Energy Ltd.	1,894	$20,283
BHP Group Ltd. (a)	723	13,144
Brambles Ltd.	983	6,487
Goodman Group	1,068	8,159
Newcrest Mining Ltd.	11,014	154,755
Quintis Group (Acquired 7/20/16-12/04/18, Cost $355,478) (b) (c) (d) (e)	578,796	56,963
Wesfarmers Ltd.	178	3,833

		263,624

Austria — 0.0%
Erste Group Bank AG	10,764	199,508

Belgium — 0.1%
KBC Group NV	7,767	358,424
UCB SA	36	3,137

		361,561

Bermuda — 0.2%
Alibaba Health Information Technology Ltd. (e)	72,000	119,567
Brilliance China Automotive Holdings Ltd.	88,000	71,904
CK Infrastructure Holdings Ltd.	20,000	105,932
Jardine Matheson Holdings Ltd.	4,300	215,089
Kunlun Energy Co. Ltd	14,000	8,064
Marvell Technology Group Ltd.	13,069	295,751

		816,307

Brazil — 0.1%
Azul SA ADR (a) (e)	58,955	600,751
B3 SA—Brasil Bolsa Balcao	1,266	8,747
Banco BTG Pactual SA	474	3,032
Banco do Brasil SA	988	5,303
Banco Santander Brasil SA	1,127	5,784
Centrais Eletricas Brasileiras SA	515	2,365
Engie Brasil Energia SA	569	4,262
JBS SA	19,599	76,720
Petrobras Distribuidora SA	3,344	9,982
Petroleo Brasileiro SA	2,509	6,828

		723,774

Canada — 0.6%
Bank of Montreal	31	1,565
Barrick Gold Corp.	16,265	298,879
CGI, Inc. (e)	155	8,392
Constellation Software, Inc.	18	16,359
Enbridge, Inc.	69,662	2,028,529
Fairfax Financial Holdings Ltd.	14	4,292
First Quantum Minerals Ltd.	34,543	176,483

	Number of Shares	Value
George Weston Ltd.	18	$1,287
Nutrien Ltd.	164	5,606
Thomson Reuters Corp.	219	14,921
Wheaton Precious Metals Corp.	11,629	320,039

		2,876,352

Cayman Islands — 1.7%
AAC Technologies Holdings, Inc.	25,000	128,835
Agile Group Holdings Ltd.	4,000	4,306
Alibaba Group Holding Ltd. (e)	12,900	303,446
Alibaba Group Holding Ltd. Sponsored ADR (e)	13,654	2,655,430
ANTA Sports Products Ltd.	23,000	166,241
China East Education Holdings Ltd. (e) (f)	5,500	8,863
China Mengniu Dairy Co. Ltd.	22,000	76,199
Country Garden Services Holdings Co. Ltd.	2,344	9,471
Dali Foods Group Co. Ltd. (f)	15,500	10,752
Haidilao International Holding Ltd. (f)	26,000	100,846
Hengan International Group Co. Ltd.	15,000	112,482
Huazhu Group Ltd. ADR	5,984	171,920
HUYA, Inc. ADR (a) (e)	128	2,170
JD.com, Inc. ADR (e)	406	16,443
Kingdee International Software Group Co. Ltd.	260,000	345,169
Li Ning Co. Ltd.	36,500	105,900
Meituan Dianping Class B (e) (f)	19,700	236,410
Momo, Inc. Sponsored ADR	512	11,105
NetEase.com, Inc. ADR	505	162,085
New Oriental Education & Technology Group, Inc. Sponsored ADR (e)	1,028	111,271
Silergy Corp.	3,000	96,506
Tencent Holdings Ltd.	62,700	3,057,351
Tencent Music Entertainment Group ADR (e)	190	1,911
Tingyi Cayman Islands Holding Corp.	2,000	3,258
Trip.com Group Ltd. ADR (e)	9,355	219,375
Vipshop Holdings Ltd. ADR (e)	888	13,835
Want Want China Holdings Ltd.	187,000	134,912
WH Group Ltd. (f)	109,500	101,686
Wuxi Biologics Cayman, Inc. (e) (f)	13,000	167,590
Yihai International Holding Ltd.	17,000	128,170

		8,663,938

Chile — 0.0%
Cia Cervecerias Unidas SA ADR	4,456	59,621

China — 0.9%
Aier Eye Hospital Group Co. Ltd. Class A	40,899	228,110
Amoy Diagnostics Co. Ltd. Class A	9,800	92,876
Anhui Conch Cement Co. Ltd. Class A	100	780
Anhui Conch Cement Co. Ltd. Class H	2,000	13,826

The accompanying notes are an integral part of the consolidated financial statements.

4

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Asymchem Laboratories Tianjin Co. Ltd. Class A	7,027	$169,414
Autobio Diagnostics Co. Ltd. Class A	7,629	124,983
Beijing Capital International Airport Co. Ltd. Class H	12,000	7,630
China CITIC Bank Class H	27,000	13,296
China International Travel Service Corp. Ltd.	12,600	119,940
China Longyuan Power Group Corp. Class H	9,000	4,922
China Merchants Bank Co. Ltd. Class H	24,000	107,745
China National Building Material Co. Ltd. Class H	2,000	2,171
China Oilfield Services Ltd. Class H	42,000	32,106
China Telecom Corp. Ltd. Class H	66,000	19,912
China United Network Communications Ltd. Class A	6,000	4,430
Foshan Haitian Flavouring & Food Co. Ltd. Class A	6,240	110,397
Glodon Co. Ltd. Class A	21,500	129,923
Great Wall Motor Co. Ltd. Class A	61,844	77,844
Gree Electric Appliances, Inc. of Zhuhai Class A	14,800	109,366
Guangdong Marubi Biotechnology Co. Ltd. Class A (e)	10,352	101,490
Guangzhou Automobile Group Co. Ltd.	104,000	103,944
Guangzhou Automobile Group Co. Ltd. Class A	45,040	67,260
Guangzhou Baiyun International Airport Co. Ltd.	63,900	113,619
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	200	883
Guotai Junan Securities Co. Ltd. Class H (f)	1,800	2,670
Haier Smart Home Co. Ltd. Class A	51,669	105,305
Haitong Securities Co. Ltd. Class H	4,800	4,370
Han’s Laser Technology Industry Group Co. Ltd. Class A	24,899	98,470
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	61,750	241,670
Hangzhou Robam Appliances Co. Ltd. Class A	28,300	113,963
Hangzhou Tigermed Consulting Co. Ltd. Class A	12,699	114,178
Huadian Power International Corp. Ltd. Class H	8,000	2,379
Huadong Medicine Co. Ltd. Class A	200	491
Hundsun Technologies, Inc. Class A	12,199	150,394
Industrial & Commercial Bank of China Ltd. Class H	160,000	109,169
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	23,599	99,730

	Number of Shares	Value
Inspur Electronic Information Industry Co. Ltd. Class A	15,500	$84,201
Jiangsu Hengrui Medicine Co. Ltd. Class A	6,600	85,891
Jiangxi Copper Co. Ltd. Class H	3,000	2,757
Kweichow Moutai Co. Ltd. Class A	1,300	204,348
PICC Property & Casualty Co. Ltd. Class H	10,000	9,618
Ping An Insurance Group Co. of China Ltd. Class A	8,344	81,666
Shanghai International Airport Co. Ltd. Class A	13,900	119,663
Shanghai Jahwa United Co. Ltd. Class A	22,400	79,381
Shenzhen Goodix Technology Co. Ltd. Class A	100	3,656
Shenzhen Inovance Technology Co. Ltd. Class A	42,851	155,523
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	4,200	154,523
Sinopec Shanghai Petrochemical Co. Ltd. Class H	22,000	5,425
Venus MedTech Hangzhou, Inc. Class H (e) (f)	20,500	119,779
Venustech Group, Inc. Class A	22,650	118,783
Weichai Power Co. Ltd. Class H	2,000	3,201
Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	12,299	135,515
WuXi AppTec Co. Ltd. Class A	9,300	118,059
Yifeng Pharmacy Chain Co. Ltd. Class A	10,200	133,590
Yonyou Network Technology Co. Ltd. Class A	13,099	75,067
Zhuzhou CSR Times Electric Co. Ltd. Class H	3,700	10,913

		4,501,215

Denmark — 0.0%
AP Moller—Maersk A/S Class A	11	9,127
Coloplast A/S Class B	33	4,801

		13,928

Finland — 0.2%
Fortum OYJ	612	8,999
Neste OYJ	33,759	1,143,467
Nokia OYJ	3,434	10,777

		1,163,243

France — 1.9%
BNP Paribas SA	11,468	345,705
Carrefour SA	223	3,533
Cie de Saint-Gobain	8,720	212,017
CNP Assurances	296	2,912
Danone SA	50,154	3,234,663

The accompanying notes are an integral part of the consolidated financial statements.

5

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Eiffage SA	2,212	$156,658
Electricite de France SA	788	6,214
Engie SA	88	914
EssilorLuxottica SA	7,762	837,441
Renault SA	163	3,166
Safran SA	22,760	2,000,513
Sanofi	29,959	2,637,613
Schneider Electric SA	152	13,087
Societe Generale SA	17,470	293,887
Sodexo SA	1,303	88,295
Unibail Rodamco Westfield	34	1,925
Vivendi SA	168	3,605

		9,842,148

Germany — 1.2%
adidas AG	6	1,380
Deutsche Boerse AG	57	7,830
Deutsche Post AG Registered	971	26,790
Evonik Industries AG	160	3,416
HeidelbergCement AG	149	6,499
Henkel AG & Co. KGaA	149	11,228
Infineon Technologies AG	59,043	884,384
Knorr-Bremse AG	9,652	865,398
Merck KGaA	15	1,555
SAP SE	53	6,087
Siemens AG	46,125	3,969,902
Vonovia SE	5,464	269,327
Wirecard AG	43	4,939

		6,058,735

Hong Kong — 1.0%
AIA Group Ltd.	281,200	2,529,760
Beijing Enterprises Holdings Ltd.	3,500	12,736
China Mobile Ltd.	3,500	26,442
China Overseas Land & Investment Ltd.	68,000	209,843
China Resources Cement Holdings Ltd.	10,000	11,879
China Resources Pharmaceutical Group Ltd. (f)	16,000	9,578
China Resources Power Holdings Co. Ltd.	10,000	10,967
China Unicom Hong Kong Ltd.	30,000	17,189
CLP Holdings Ltd.	14,000	128,683
CNOOC Ltd.	20,000	20,852
Fosun International Ltd.	12,000	13,787
Hang Lung Properties Ltd.	95,000	192,141
HKT Trust & HKT Ltd.	86,000	116,757
Hysan Development Co. Ltd.	24,000	77,695
Lenovo Group Ltd.	176,000	94,011
Sun Hung Kai Properties Ltd.	118,750	1,559,177

		5,031,497

	Number of Shares	Value
India — 0.5%
Asian Paints Ltd.	6,786	$147,193
HDFC Asset Management Co. Ltd. (f)	75	2,055
Hero MotoCorp Ltd.	2,116	43,836
Hindustan Unilever Ltd.	13,103	394,404
ICICI Bank Ltd.	34,343	148,841
Infosys Ltd.	614	5,144
Larsen & Toubro Ltd.	8,605	91,259
Petronet LNG Ltd.	18,923	49,668
Reliance Industries Ltd.	124,917	1,815,946
Vedanta Ltd.	11,587	10,049
Wipro Ltd.	3,976	10,255
Zee Entertainment Enterprises Ltd.	41,024	66,904

		2,785,554

Indonesia — 0.0%
Bank Central Asia Tbk PT	94,200	159,286

Ireland — 0.0%
Eaton Corp. PLC	59	4,584
Medtronic PLC	2,309	208,226
Willis Towers Watson PLC	130	22,080

		234,890

Italy — 1.3%
Enel SpA	456,451	3,177,090
Intesa Sanpaolo	146,568	239,236
RAI Way SpA (f)	106,031	573,238
Snam SpA	36,057	166,534
UniCredit SpA	338,093	2,647,173

		6,803,271

Japan — 2.8%
AGC, Inc.	500	12,289
Ajinomoto Co., Inc.	110,900	2,066,358
Astellas Pharma, Inc.	134,350	2,079,760
Canon, Inc.	100	2,184
Dentsu Group, Inc.	100	1,928
East Japan Railway Co.	18,253	1,383,115
FamilyMart Co. Ltd.	600	10,743
FUJIFILM Holdings Corp.	100	5,019
Fujitsu	100	9,024
Hitachi Ltd.	400	11,644
Hoya Corp.	18,320	1,558,279
Japan Airlines Co. Ltd. (a)	58,600	1,078,377
KDDI Corp.	10,700	316,271
Keyence Corp.	700	225,901
Maeda Road Construction Co. Ltd. (a)	2,000	37,292
Mitsubishi Estate Co. Ltd.	18,300	269,776
Mitsubishi Heavy Industries Ltd.	1,000	25,292
Murata Manufacturing Co. Ltd.	23,910	1,210,203
NEC Corp.	700	25,540
Nippon Telegraph & Telephone Corp.	11,180	265,304
Nissan Motor Co. Ltd.	5,700	18,818
NTT Data Corp.	500	4,809

The accompanying notes are an integral part of the consolidated financial statements.

6

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Okumura Corp.	1,846	$38,449
Olympus Corp.	400	5,773
Omron Corp.	100	5,202
Otsuka Holdings Co. Ltd.	500	19,575
Rakuten, Inc.	100	763
Sekisui House Ltd.	600	9,916
Seven & i Holdings Co. Ltd.	300	9,907
Shin-Etsu Chemical Co. Ltd.	16,788	1,663,840
Sompo Holdings, Inc.	100	3,093
Subaru Corp. (a)	46,630	895,280
Suzuki Motor Corp.	37,537	898,181
Toagosei Co. Ltd.	7,300	63,527
Toshiba Corp.	100	2,202

		14,233,634

Mexico — 0.0%
America Movil SAB de C.V. Class L	4,051	2,408
Fomento Economico Mexicano SAB de CV	588	3,575
Grupo Bimbo SAB de CV Series A	3,079	4,515

		10,498

Netherlands — 1.9%
Adyen NV (e) (f)	440	372,384
ASML Holding NV	9,415	2,502,135
Fiat Chrysler Automobiles NV	1,829	13,180
ING Groep NV	201,228	1,054,044
Koninklijke Ahold Delhaize NV	841	19,682
Koninklijke Philips NV	68,285	2,763,815
NXP Semiconductor NV	11,998	994,994
Schlumberger Ltd.	2,997	40,430
Unilever NV	41,952	2,066,974

		9,827,638

Poland — 0.0%
Polski Koncern Naftowy ORLEN SA	453	6,085

Portugal — 0.0%
Jeronimo Martins SGPS SA	9,540	172,555

Republic of Korea — 0.1%
Amorepacific Corp.	20	2,757
AMOREPACIFIC Group	100	4,508
Hana Financial Group, Inc.	234	4,363
Hyundai Mobis Co. Ltd.	95	13,082
Kakao Corp.	1,336	168,179
KB Financial Group, Inc.	217	6,055
Kia Motors Corp.	508	10,748
LG Chem Ltd.	621	153,746
LG Electronics, Inc.	549	21,434
LG Uplus Corp.	581	5,122
NCSoft Corp.	395	209,098
POSCO	768	100,770
Shinhan Financial Group Co. Ltd.	929	21,620
SK Telecom Co. Ltd.	99	14,330

		735,812

	Number of Shares	Value
Saudi Arabia — 0.0%
Riyad Bank	553	$2,202

Singapore — 0.4%
CapitaLand Ltd.	599,800	1,197,339
ComfortDelGro Corp. Ltd.	91,000	97,382
DBS Group Holdings Ltd.	9,300	121,599
Singapore Telecommunications Ltd.	64,000	114,445
United Overseas Bank Ltd.	21,700	297,171
Wilmar International Ltd.	2,900	6,559

		1,834,495

South Africa — 0.0%
Anglo American Platinum Ltd.	88	3,698
AngloGold Ashanti Ltd.	54	923
Aspen Pharmacare Holdings Ltd. (e)	820	4,234
Kumba Iron Ore Ltd.	590	9,190
MTN Group Ltd.	3,381	9,122
MultiChoice Group (e)	1,568	7,510
Old Mutual Ltd. (a)	2,627	1,737

		36,414

Spain — 0.3%
Cellnex Telecom SA (f)	27,909	1,270,324
Endesa SA	397	8,500
Naturgy Energy Group SA	63	1,115
Repsol SA	721	6,579
Telefonica SA	1,105	5,073

		1,291,591

Sweden — 0.0%
Assa Abloy AB Class B	241	4,556
Hennes & Mauritz AB Class B	1,657	21,320
Telefonaktiebolaget LM Ericsson Class B	1,355	11,059

		36,935

Switzerland — 1.4%
Alcon, Inc. (e)	2,261	114,904
Chubb Ltd.	8,869	990,579
Nestle SA	22,354	2,303,987
Novartis AG Registered	261	21,570
Roche Holding AG	11,671	3,794,406
SGS SA Registered	2	4,639

		7,230,085

Taiwan — 0.9%
Asustek Computer	2,000	13,526
Cathay Financial Holding Co. Ltd.	83,000	96,896
Chunghwa Telecom Co. Ltd.	42,000	149,304
Formosa Chemicals & Fibre Corp.	40,000	88,639
Formosa Petrochemical Corp.	22,000	58,621
Formosa Plastics Corp.	39,000	96,871
Fubon Financial Holding Co. Ltd.	89,000	110,529
Hon Hai Precision Industry Co. Ltd.	58,080	134,275
MediaTek, Inc.	1,000	10,651

The accompanying notes are an integral part of the consolidated financial statements.

7

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Nan Ya Plastics Corp.	48,000	$86,842
Taiwan Semiconductor Manufacturing Co. Ltd.	400,000	3,570,405
Uni-President Enterprises Corp.	70,000	151,863
United Microelectronics Corp.	20,000	8,947
Yageo Corp.	12,000	106,819

		4,684,188

Thailand — 0.1%
Advanced Info Service PCL	27,000	165,369
Intouch Holdings PCL	89,200	135,903
The Siam Cement PCL	5,700	56,275
Thai Beverage PCL	118,600	50,522

		408,069

Turkey — 0.0%
BIM Birlesik Magazalar AS	398	2,994
Tupras Turkiye Petrol Rafineriileri AS (e)	4,205	47,322

		50,316

United Kingdom — 1.4%
Aon PLC	132	21,785
Aptiv PLC	14,867	732,051
AstraZeneca PLC	12,176	1,087,659
Berkeley Group Holdings PLC	5,125	229,093
BHP Group PLC	183	2,830
BP PLC	961	4,088
Coca-Cola European Partners PLC	344	12,910
Compass Group PLC	330	5,156
Experian PLC	137	3,814
Ferguson PLC	2,891	180,777
GlaxoSmithKline PLC	1,201	22,528
HSBC Holdings PLC	55,450	312,271
Liberty Global PLC Series A (e)	112	1,849
Liberty Global PLC Series C (e)	372	5,844
NMC Health PLC (b) (c)	27,178	-
RELX PLC	846	18,136
Rolls-Royce Holdings PLC	1,708	7,188
Royal Dutch Shell PLC Class A	138	2,415
Unilever PLC	23,368	1,179,700
Vodafone Group PLC	2,449,304	3,421,453

		7,251,547

United States — 35.1%
Abbott Laboratories	32,976	2,602,136
AbbVie, Inc.	52	3,962
Adobe, Inc. (e)	3,364	1,070,559
Agilent Technologies, Inc.	24,540	1,757,555
Air Products & Chemicals, Inc. (g)	16,324	3,258,434
Alexion Pharmaceuticals, Inc. (e)	1,237	111,070
Alphabet, Inc. Class C (e)	6,421	7,466,403
Amazon.com, Inc. (e) (g)	4,364	8,508,578
American International Group, Inc.	71	1,722
American Tower Corp.	1,599	348,182

	Number of Shares	Value
Ameriprise Financial, Inc.	48	$4,919
Amgen, Inc.	46	9,326
Anthem, Inc.	12,001	2,724,707
Apellis Pharmaceuticals, Inc. (e)	3,416	91,515
Apple, Inc.	29,163	7,415,859
Applied Materials, Inc.	22,649	1,037,777
AT&T, Inc.	306	8,920
Autodesk, Inc. (e)	14,796	2,309,656
AutoZone, Inc. (e)	11	9,306
AvalonBay Communities, Inc.	29	4,268
Bank of America Corp.	157,879	3,351,771
The Bank of New York Mellon Corp.	242	8,151
Baxter International, Inc.	2,692	218,563
Becton Dickinson and Co.	8,925	2,050,697
Berkshire Hathaway, Inc. Class B (e)	3,318	606,630
BioMarin Pharmaceutical, Inc. (e)	1,637	138,326
Booking Holdings, Inc. (e)	16	21,525
Bristol-Myers Squibb Co.	35,819	1,996,551
C.H. Robinson Worldwide, Inc. (a)	3,287	217,599
Cadence Design Systems, Inc. (e)	3,557	234,904
Cerner Corp.	334	21,039
The Charles Schwab Corp.	26,987	907,303
Charter Communications, Inc. Class A (e) (g)	9,891	4,315,542
Chevron Corp.	58	4,203
Chipotle Mexican Grill, Inc. (e)	530	346,832
Cintas Corp.	52	9,007
Cisco Systems, Inc.	5,796	227,841
Citigroup, Inc.	30,693	1,292,789
CME Group, Inc.	42	7,262
The Coca-Cola Co.	59	2,611
Colgate-Palmolive Co.	14,350	952,266
Comcast Corp. Class A (g)	121,293	4,170,053
Corteva, Inc. (e)	128	3,008
Costco Wholesale Corp.	4,520	1,288,788
Crowdstrike Holdings, Inc. Class A (e)	3,828	213,143
Crown Castle International Corp.	41	5,920
Cummins, Inc.	33	4,466
CVS Health Corp.	86	5,102
D.R. Horton, Inc.	60,670	2,062,780
Dell Technologies Class C (e)	371	14,673
Delta Air Lines, Inc.	196	5,592
DexCom, Inc. (e)	314	84,551
Discover Financial Services	62	2,212
Dollar Tree, Inc. (e)	1,032	75,821
DuPont de Nemours, Inc.	484	16,504
eBay, Inc.	826	24,830
Edwards Lifesciences Corp. (e)	2,675	504,558
Electronic Arts, Inc. (e)	85	8,514
Eli Lilly & Co.	165	22,889
Emerson Electric Co.	53,794	2,563,284
Exelon Corp.	4,790	176,320
Expedia Group, Inc.	434	24,421

The accompanying notes are an integral part of the consolidated financial statements.

8

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Exxon Mobil Corp.	4,270	$162,132
Facebook, Inc. Class A (e)	17,095	2,851,446
FedEx Corp.	24	2,910
Fieldwood Energy LLC (e)	4,052	4,052
Fieldwood Energy LLC (e)	1,094	1,094
FleetCor Technologies, Inc. (e)	11,356	2,118,348
Ford Motor Co.	832	4,019
Fortinet, Inc. (e)	2,703	273,463
Fortive Corp.	15,971	881,439
Fortune Brands Home & Security, Inc.	3,078	133,123
Franklin Resources, Inc.	656	10,949
Freeport-McMoRan, Inc.	24,748	167,049
General Electric Co.	574	4,558
Gilead Sciences, Inc.	29,791	2,227,175
Global Payments, Inc.	11,373	1,640,328
Guardant Health, Inc. (a) (e)	3,367	234,343
The Hartford Financial Services Group, Inc.	6,426	226,452
HCA Healthcare, Inc.	18,237	1,638,594
The Hershey Co.	11	1,458
Hess Corp.	1,999	66,567
Hewlett Packard Enterprise Co.	1,999	19,410
The Home Depot, Inc.	12,547	2,342,650
HP, Inc.	492	8,541
Illumina, Inc. (e)	303	82,755
Incyte Corp. (e)	170	12,449
Insulet Corp. (e)	434	71,905
Intel Corp.	372	20,133
IntercontinentalExchange, Inc.	136	10,982
International Flavors & Fragrances, Inc. (a)	15,815	1,614,395
Intuit, Inc.	2,033	467,590
Intuitive Surgical, Inc. (e)	1,188	588,309
IQVIA Holdings, Inc. (e)	63	6,795
Jawbone Health Hub, Inc. (Acquired 1/24/17, Cost $0) (b) (c) (d) (e)	19,705	-
Johnson & Johnson	27,202	3,566,998
JP Morgan Chase & Co.	38,080	3,428,342
The Kroger Co.	427	12,861
L3 Harris Technologies, Inc.	4,990	898,799
LafargeHolcim Ltd.	357	13,051
Lam Research Corp.	60	14,400
Las Vegas Sands Corp.	1,400	59,458
Lennar Corp. Class A	46,111	1,761,440
Liberty Broadband Corp. Class C (e)	448	49,603
Liberty Media Corp-Liberty SiriusXM Class A (e)	11,818	374,512
Liberty Media Corp-Liberty SiriusXM Class C (e)	19,802	626,139
Lookout, Inc. (Acquired 3/04/15, Cost $42,391) (b) (c) (d) (e)	3,711	17,516
Lowe’s Cos., Inc.	26,363	2,268,536
Marathon Petroleum Corp.	7,600	179,512

	Number of Shares	Value
Marsh & McLennan Cos., Inc.	28,051	$2,425,289
Masco Corp.	7,942	274,555
Mastercard, Inc. Class A	15,721	3,797,565
McDonald’s Corp.	19,969	3,301,874
Merck & Co., Inc.	39,551	3,043,054
Microchip Technology, Inc.	4,179	283,336
Micron Technology, Inc. (e)	14,356	603,813
Microsoft Corp.	60,845	9,595,865
Mondelez International Inc. Class A	5,011	250,951
Monster Beverage Corp. (e)	40	2,250
Moody’s Corp.	39	8,249
Morgan Stanley	72,465	2,463,810
Motorola Solutions, Inc.	3,190	424,015
Nevro Corp. (e)	661	66,087
Newmont Corp.	8,375	379,220
NextEra Energy, Inc.	15,406	3,706,992
NortonLifeLock, Inc.	8,577	160,476
NVIDIA Corp.	7,245	1,909,782
Okta, Inc. (e)	1,787	218,479
Omnicom Group, Inc.	1,784	97,942
ONEOK, Inc.	354	7,721
Oracle Corp.	19,244	930,063
Palo Alto Networks, Inc. (e)	1,696	278,076
PayPal Holdings, Inc. (e)	6,827	653,617
Peloton Interactive, Inc. Class A (e)	18,509	491,414
PepsiCo, Inc.	2,759	331,356
Pfizer, Inc.	72,615	2,370,154
Philip Morris International, Inc.	1,469	107,178
Pioneer Natural Resources Co.	5,246	368,007
PPG Industries, Inc.	29,536	2,469,210
The Procter & Gamble Co.	376	41,360
Prologis, Inc.	13,087	1,051,802
Proofpoint, Inc. (e)	1,260	129,263
PTC Therapeutics, Inc. (e)	1,107	49,383
PTC, Inc. (e)	2,671	163,492
Public Storage	55	10,924
QUALCOMM, Inc.	258	17,454
Raytheon Co.	26,017	3,412,130
Regeneron Pharmaceuticals, Inc. (e)	132	64,454
Republic Services, Inc.	26	1,952
ResMed, Inc.	1,280	188,531
salesforce.com, Inc. (e)	25,071	3,609,723
Sarepta Therapeutics, Inc. (e)	1,025	100,265
Seattle Genetics, Inc. (e)	780	89,996
ServiceNow, Inc. (e)	4,126	1,182,429
The Simply Good Foods Co. (e)	8,428	162,323
Splunk, Inc. (e)	2,485	313,682
Square, Inc. Class A (e)	33	1,729
Stanley Black & Decker, Inc.	158	15,800
Starbucks Corp.	55,192	3,628,322
Stryker Corp.	1,199	199,622
Synchrony Financial	265	4,264
Sysco Corp.	47	2,145

The accompanying notes are an integral part of the consolidated financial statements.

9

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Target Corp.	10,807	$1,004,727
Texas Instruments, Inc.	74	7,395
Thermo Fisher Scientific, Inc.	8,446	2,395,286
The TJX Cos., Inc.	43,390	2,074,476
The Travelers Cos., Inc.	2,255	224,034
Truist Financial Corp.	34,912	1,076,686
U.S. Bancorp	8,393	289,139
Uber Technologies, Inc. (e)	55,676	1,554,474
Union Pacific Corp.	17,603	2,482,727
United Airlines Holdings, Inc. (e)	10,449	329,666
United Parcel Service, Inc. Class B	147	13,733
UnitedHealth Group, Inc.	19,277	4,807,298
Verizon Communications, Inc.	4,860	261,128
Vertex Pharmaceuticals, Inc. (e)	4,692	1,116,461
Visa, Inc. Class A	1,926	310,317
Vistra Energy Corp.	13,154	209,938
VMware, Inc. Class A (a) (e)	17,023	2,061,485
Walgreens Boots Alliance, Inc.	210	9,607
Walmart, Inc.	27,197	3,090,123
The Walt Disney Co.	9,891	955,471
Wells Fargo & Co.	6,641	190,597
Western Digital Corp.	284	11,820
Weyerhaeuser Co.	14,553	246,673
The Williams Cos., Inc.	31,565	446,645
Workday, Inc. Class A (e)	72	9,376
Wynn Resorts Ltd.	1,700	102,323
Xilinx, Inc.	8,567	667,712
Yum China Holdings, Inc.	5,225	222,742
Yum! Brands, Inc.	227	15,556
Zillow Group, Inc. Class C (a) (e)	3,131	112,779
Zoetis, Inc.	1,076	126,634
Zscaler, Inc. (a) (e)	2,681	163,166

		180,171,914

TOTAL COMMON STOCK (Cost $299,307,639)		278,542,430

PREFERRED STOCK — 0.9%
Brazil — 0.0%
Banco Bradesco SA 5.940%	371	1,483
Centrais Eletricas Brasileiras SA (e)	919	4,604
Itau Unibanco Holding SA 5.160%	29,094	129,285
Petroleo Brasileiro SA 0.250%	1,261	3,395

		138,767

Germany — 0.2%
Henkel AG & Co. KGaA, 1.970%	11,067	902,505

United States — 0.7%
C3ai, Inc., Series D, (Acquired 10/07/19, Cost $501,053) (b) (c) (d) (e)	113,005	447,500

	Number of Shares	Value
C3ai, Inc., Series E, (Acquired 10/07/19, Cost $57,548) (b) (c) (d) (e)	12,979	$51,397
Citigroup Capital XIII, 8.305%, 3 mo. USD LIBOR + 6.370% 8.140% VRN	17,503	448,077
Databricks, Inc., Series F, (Acquired 10/22/19, Cost $283,760) (b) (c) (d) (e)	6,607	209,982
GMAC Capital Trust I 7.694%, Series 2, 7.542%, 3 mo. USD LIBOR + 5.785% 7.477% VRN	19,227	394,346
Grand Rounds, Inc., Series C, (Acquired 3/31/15, Cost $336,853) (b) (c) (d) (e)	121,323	362,756
Grand Rounds, Inc., Series D, (Acquired 5/01/18, Cost $185,458) (b) (c) (d) (e)	76,520	226,499
Lookout, Inc., Series F, (Acquired 9/19/14-10/22/14, Cost $628,910) (b) (c) (d) (e)	55,056	610,571
Palantir Technologies, Inc., Series I, (Acquired 3/27/14, Cost $656,474) (b) (c) (d) (e)	107,092	591,148
Wells Fargo & Co. Series L, 7.500% (h)	171	217,857

		3,560,133

TOTAL PREFERRED STOCK (Cost $5,143,946)		4,601,405

TOTAL EQUITIES (Cost $304,451,585)		283,143,835

	Principal Amount
BONDS & NOTES — 24.8%

BANK LOANS — 0.4%
France — 0.1%
Casino Guichard Perrachon SA, Term Loan B, EURIBOR + 5.500% 5.500% VRN 1/31/24 EUR (i)	$592,000	596,485

Netherlands — 0.2%
Ziggo BV, 2019 Term Loan H, EURIBOR + 3.000% 3.000% VRN 1/31/29 EUR (i)	1,017,786	1,035,116

United States — 0.1%
Fieldwood Energy LLC Exit 1st Lien TL, 3 mo. LIBOR + 5.250% 7.027% VRN 4/11/22	130,182	40,682
Exit 2nd Lien TL, 3 mo. LIBOR + 7.250% 9.027% VRN 4/11/23	175,746	11,248

The accompanying notes are an integral part of the consolidated financial statements.

10

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Hilton Worldwide Finance LLC, 2019 Term Loan B2, 1 mo. LIBOR + 1.750% 2.697% VRN 6/22/26	$491,275	$464,255

		516,185

TOTAL BANK LOANS (Cost $2,574,699)		2,147,786

CORPORATE DEBT — 5.6%
Australia — 0.4%
FMG Resources August 2006 Pty Ltd. 4.750% 5/15/22 (f)	10,000	9,962
5.125% 3/15/23 (f)	7,000	6,860
5.125% 5/15/24 (f)	11,000	10,835
Quintis (Australia) Pty Limited First Lien Note, (Acquired 7/20/16, Cost $1,003,952), 7.500% 10/01/26 (b) (c) (d) (f)	1,005,252	1,005,252
Quintis (Australia) Pty Limited Second Lien Note, (Acquired 7/20/16, Cost $1,077,000), 12.000% 10/01/28 (a) (b) (c) (d) (f)	1,095,355	1,095,355

		2,128,264

Canada — 0.0%
Bausch Health Cos., Inc. 5.500% 11/01/25 (f)	19,000	19,196
5.750% 8/15/27 (f)	6,000	6,178
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp. 6.250% 9/15/27 (f)	9,000	7,806
Masonite International Corp. 5.375% 2/01/28 (f)	7,000	6,880
Mattamy Group Corp. 4.625% 3/01/30 (f)	135,000	116,100

		156,160

India — 0.0%
REI Agro Ltd., Convertible 5.500% 11/13/14 (f) (j)	618,000	6

Japan — 0.0%
Mitsubishi UFJ Financial Group, Inc. 3.777% 3/02/25	158,000	166,740

Luxembourg — 0.1%
Allergan Funding SCS 3.450% 3/15/22	378,000	392,492

Netherlands — 0.2%
Bio City Development Co. B.V., (Acquired 7/05/11, Cost $1,400,000), 8.000% 7/06/20 (b) (c) (d) (f) (j)	1,400,000	169,820
ING Groep NV 4.100% 10/02/23	590,000	605,516
5 year USD Swap + 4.445% 6.000% VRN (h)	280,000	265,440

		1,040,776

	Principal Amount	Value
Singapore — 0.1%
CapitaLand Ltd. 1.950% 10/17/23 SGD (f) (i)	$500,000	$335,455

United Kingdom — 0.5%
Ellaktor Value PLC 6.375% 12/15/24 EUR (f) (i)	420,000	315,451
HSBC Holdings PLC 3 mo. USD LIBOR + 1.055% 3.262% VRN 3/13/23	202,000	201,816
4.950% 3/31/30	200,000	218,400
5 year USD ICE Swap + 3.705% 6.375% VRN (h)	705,000	653,887
Lloyds Bank PLC 5 Year UK Gilt + 13.400% 13.000% VRN GBP (h) (i)	365,000	780,924
UBS Group AG 4.125% 9/24/25 (f)	220,000	228,520

		2,398,998

United States — 4.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC 3.500% 2/15/23 (f)	11,000	10,830
5.750% 3/15/25	18,000	18,187
6.625% 6/15/24	17,000	17,255
7.500% 3/15/26 (f)	9,000	9,700
Allergan Sales LLC 5.000% 12/15/21 (f)	190,000	196,857
AMC Networks, Inc. 4.750% 8/01/25	11,000	10,698
5.000% 4/01/24	14,000	13,440
American Express Co. 3 mo. USD LIBOR + 3.285% 4.026% VRN (h)	249,000	210,405
Aramark Services, Inc.
4.750% 6/01/26	7,000	6,596
5.000% 2/01/28 (f)	16,000	14,890
Avantor, Inc. 6.000% 10/01/24 (f)	22,000	23,049
Bank of America Corp. 4.000% 1/22/25	201,000	211,531
4.125% 1/22/24	477,000	504,129
Becton Dickinson and Co. 2.894% 6/06/22	423,000	422,211
3.125% 11/08/21	364,000	368,623
Broadcom, Inc. 3.125% 4/15/21 (f)	636,000	629,074
Buckeye Partners LP 4.125% 3/01/25 (f)	125,000	105,375
Cedar Fair LP 5.250% 7/15/29 (f)	7,000	5,915
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op 5.375% 4/15/27	7,000	6,020

The accompanying notes are an integral part of the consolidated financial statements.

11

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Centene Corp. 4.250% 12/15/27 (f)	$35,000	$34,300
4.750% 1/15/25	215,000	215,535
5.250% 4/01/25 (f)	16,000	16,080
5.375% 6/01/26 (f)	242,000	249,287
5.375% 8/15/26 (f)	11,000	11,220
Charles River Laboratories International, Inc. 5.500% 4/01/26 (f)	7,000	7,210
Cheniere Energy Partners LP 5.250% 10/01/25	21,000	19,320
5.625% 10/01/26	16,000	14,720
Churchill Downs, Inc. 5.500% 4/01/27 (f)	9,000	8,484
Cigna Corp. 3.400% 9/17/21	511,000	520,593
3.750% 7/15/23	290,000	298,157
Citigroup, Inc. 3 mo. USD LIBOR + 0.897% 3.352% VRN 4/24/25	270,000	276,669
SOFR + 3.914% 4.412% VRN 3/31/31	235,000	258,189
3 mo. USD LIBOR + 4.095% 5.950% VRN (h)	343,000	301,840
Clean Harbors, Inc. 4.875% 7/15/27 (f)	8,000	7,831
Colfax Corp. 6.000% 2/15/24 (f)	9,000	8,685
Comcast Corp. 3.100% 4/01/25	65,000	69,045
3.700% 4/15/24	776,000	832,765
CrownRock LP / CrownRock Finance, Inc. 5.625% 10/15/25 (f)	16,000	8,320
CSC Holdings LLC 5.500% 5/15/26 (f)	200,000	206,870
CVS Health Corp. 3.625% 4/01/27	90,000	91,554
3.750% 4/01/30	175,000	180,190
Darling Ingredients, Inc. 5.250% 4/15/27 (f)	7,000	6,788
DaVita, Inc. 5.000% 5/01/25	21,000	20,972
Deere & Co.
2.750% 4/15/25	125,000	129,071
Elanco Animal Health, Inc. 4.662% STEP 8/27/21	7,000	6,964
5.022% STEP 8/28/23	11,000	11,127
Endeavor Energy Resources LP / EER Finance, Inc. 5.500% 1/30/26 (f)	7,000	4,831
5.750% 1/30/28 (f)	14,000	9,520
Energy Transfer Operating LP 4.050% 3/15/25	115,000	99,809
Enterprise Products Operating LLC 3.350% 3/15/23	333,000	327,566
3.900% 2/15/24	78,000	79,730

	Principal Amount	Value
ESH Hospitality, Inc. 5.250% 5/01/25 (f)	$18,000	$15,120
Forestar Group, Inc. 5.000% 3/01/28 (f)	273,000	226,691
General Dynamics Corp. 3.250% 4/01/25	60,000	63,560
The Goldman Sachs Group, Inc. 3 mo. USD LIBOR + 1.053% 2.908% VRN 6/05/23	377,000	378,084
3.500% 4/01/25	955,000	976,225
3.625% 2/20/24	440,000	458,791
3 mo. USD LIBOR + 3.922% 5.375% VRN (h)	400,000	357,500
H&E Equipment Services, Inc. 5.625% 9/01/25	13,000	12,058
Hanesbrands, Inc. 4.625% 5/15/24 (f)	13,000	12,870
HCA, Inc. 3.500% 9/01/30	529,000	479,915
HD Supply, Inc. 5.375% 10/15/26 (f)	11,000	10,693
Hilton Domestic Operating Co., Inc. 5.125% 5/01/26	21,000	19,740
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.625% 4/01/25	12,000	11,160
4.875% 4/01/27	8,000	7,600
The Home Depot, Inc. 2.500% 4/15/27	95,000	95,745
3.300% 4/15/40	260,000	266,335
The Howard Hughes Corp. 5.375% 3/15/25 (f)	14,000	13,545
Hughes Satellite Systems Corp. 7.625% 6/15/21	64,000	65,280
iHeartCommunications, Inc. 5.250% 8/15/27 (f)	11,000	9,625
6.375% 5/01/26	331,175	313,376
8.375% 5/01/27	117,060	101,915
JBS USA LUX SA/JBS USA Finance, Inc. 5.750% 6/15/25 (f)	15,000	15,150
6.500% 4/15/29 (f)	21,000	22,527
6.750% 2/15/28 (f)	14,000	14,945
JP Morgan Chase & Co. 3 mo. USD LIBOR + 1.000% 4.023% VRN 12/05/24	503,000	532,967
Lamar Media Corp. 5.750% 2/01/26	9,000	9,135
Lamb Weston Holdings, Inc. 4.625% 11/01/24 (f)	12,000	11,820
4.875% 11/01/26 (f)	12,000	12,209
Lennar Corp. 4.125% 1/15/22	8,000	7,940
4.500% 4/30/24	9,000	8,820
4.750% 4/01/21	7,000	6,930

The accompanying notes are an integral part of the consolidated financial statements.

12

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Level 3 Financing, Inc. 5.125% 5/01/23	$10,000	$9,825
5.250% 3/15/26	11,000	10,993
Lowe’s Cos., Inc. 5.125% 4/15/50	150,000	181,102
Marriott Ownership Resorts, Inc. / ILG LLC 6.500% 9/15/26	11,000	9,570
Marsh & McLennan Cos., Inc. 4.375% 3/15/29	45,000	49,549
Mastercard, Inc. 3.300% 3/26/27	55,000	59,924
McDonald’s Corp. 3.300% 7/01/25	90,000	93,577
3.500% 7/01/27	125,000	131,315
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.625% 5/01/24	15,000	14,400
Molina Healthcare, Inc. 5.375% STEP 11/15/22	10,000	9,750
Morgan Stanley
SOFR + 3.120% 3.622% VRN 4/01/31	660,000	690,321
3.875% 4/29/24	289,000	303,618
3 mo. USD LIBOR + 3.610% 5.441% VRN (h)	283,000	238,427
MPT Operating Partnership LP/MPT Finance Corp. 5.000% 10/15/27	20,000	19,400
NBCUniversal Enterprise, Inc. 5.250% (f) (h)	300,000	300,000
Netflix, Inc. 5.500% 2/15/22	10,000	10,175
Newell Brands, Inc. 3.850% STEP 4/01/23	19,000	19,284
NIKE, Inc. 2.400% 3/27/25	145,000	150,675
2.750% 3/27/27	175,000	181,841
NRG Energy, Inc. 5.250% 6/15/29 (f)	11,000	11,330
5.750% 1/15/28	12,000	12,240
6.625% 1/15/27	18,000	18,720
7.250% 5/15/26	15,000	15,712
NVIDIA Corp. 2.850% 4/01/30	90,000	93,925
3.500% 4/01/50	130,000	141,353
ONEOK Partners LP 4.900% 3/15/25	267,000	233,424
ONEOK, Inc. 2.750% 9/01/24	157,000	127,069
Oracle Corp. 2.500% 4/01/25 (k)	525,000	529,965
2.800% 4/01/27 (k)	508,000	515,509
2.950% 4/01/30 (k)	508,000	511,498
3.600% 4/01/40 (k)	508,000	508,049

	Principal Amount	Value
Outfront Media Capital LLC / Outfront Media Capital Corp. 5.000% 8/15/27 (f)	$9,000	$8,280
Parsley Energy LLC/Parsley Finance Corp.
5.250% 8/15/25 (f)	176,000	133,760
5.375% 1/15/25 (f)	69,000	53,301
5.625% 10/15/27 (f)	10,000	7,050
PayPal Holdings, Inc. 2.650% 10/01/26	15,000	14,684
Pfizer, Inc. 2.625% 4/01/30	105,000	110,404
Pilgrim’s Pride Corp. 5.875% 9/30/27 (f)	12,000	11,957
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.920% 5.625% VRN 6/15/43	143,000	134,377
3 mo. USD LIBOR + 4.175% 5.875% VRN 9/15/42	215,000	208,550
Quicken Loans, Inc. 5.250% 1/15/28 (f)	14,000	13,689
5.750% 5/01/25 (f)	17,000	16,915
Sirius XM Radio, Inc. 3.875% 8/01/22 (f)	14,000	13,947
4.625% 7/15/24 (f)	21,000	21,314
5.000% 8/01/27 (f)	21,000	21,313
5.375% 4/15/25 (f)	14,000	14,140
5.375% 7/15/26 (f)	14,000	14,279
5.500% 7/01/29 (f)	18,000	18,360
Six Flags Entertainment Corp. 4.875% 7/31/24 (f)	14,000	11,865
Standard Industries, Inc. 5.000% 2/15/27 (f)	7,000	6,370
State Street Corp. SOFR + 2.600% 2.901% VRN 3/30/26 (f)	75,000	76,772
Summit Materials LLC / Summit Materials Finance Corp. 6.125% 7/15/23	9,000	8,910
Sunoco LP / Sunoco Finance Corp. 4.875% 1/15/23	14,000	13,370
5.500% 2/15/26	11,000	9,518
6.000% 4/15/27	8,000	6,880
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.125% 2/01/25	7,000	5,967
5.375% 2/01/27	7,000	5,761
5.875% 4/15/26	14,000	11,620
6.500% 7/15/27	11,000	9,378
6.750% 3/15/24	8,000	7,040
6.875% 1/15/29	12,000	9,660
Teleflex, Inc. 4.625% 11/15/27	7,000	6,992
Tempur Sealy International, Inc. 5.500% 6/15/26	8,000	7,001

The accompanying notes are an integral part of the consolidated financial statements.

13

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Tenet Healthcare Corp. 4.625% 7/15/24	$26,000	$24,830
4.625% 9/01/24 (f)	8,000	7,662
4.875% 1/01/26 (f)	29,000	27,622
5.125% 5/01/25	19,000	18,145
6.250% 2/01/27 (f)	22,000	21,450
Terex Corp. 5.625% 2/01/25 (f)	8,000	7,521
TransDigm, Inc. 6.250% 3/15/26 (f)	1,028,000	1,024,145
United Rentals North America, Inc. 4.625% 10/15/25	10,000	9,600
4.875% 1/15/28	23,000	22,310
5.500% 5/15/27	15,000	15,139
5.875% 9/15/26	15,000	15,192
6.500% 12/15/26	16,000	16,240
US Concrete, Inc. 6.375% 6/01/24	8,000	7,220
USB Capital IX 3 mo. USD LIBOR + 1.020% 3.500% VRN (h)	100,000	74,500
Verizon Communications, Inc. 3.500% 11/01/24	419,000	445,771
VICI Properties LP / VICI Note Co., Inc. 3.500% 2/15/25 (f)	95,000	88,587
3.750% 2/15/27 (f)	95,000	89,537
4.125% 8/15/30 (f)	110,000	102,987
Vistra Operations Co. LLC 5.000% 7/31/27 (f)	18,000	18,270
5.500% 9/01/26 (f)	14,000	14,420
5.625% 2/15/27 (f)	354,000	365,062
Wells Fargo & Co. 3.069% 1/24/23	75,000	75,793
3.750% 1/24/24	242,000	255,752
3 mo. USD LIBOR + 4.240% 5.013% VRN 4/04/51	238,000	303,879
Wells Fargo Bank NA 3 mo. USD LIBOR + 0.650% 2.082% VRN 9/09/22	1,007,000	1,002,276
The William Carter Co. 5.625% 3/15/27 (f)	7,000	6,773
The Williams Cos., Inc. 3.700% 1/15/23	216,000	199,705
WPX Energy, Inc. 5.750% 6/01/26	7,000	3,990
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (f)	7,000	6,090
XPO Logistics, Inc. 6.125% 9/01/23 (f)	8,000	7,830
6.750% 8/15/24 (f)	15,000	14,667

		22,165,227

TOTAL CORPORATE DEBT (Cost $31,088,136)		28,784,118

	Principal Amount	Value

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.1%
United States — 0.1%
BX Trust 2019-OC11
Series 2019-OC11, Class D, 4.076% VRN 12/09/41 (f) (l)	$204,000	$164,913
Series 2019-OC11, Class E, 4.076% VRN 12/09/41 (f) (l)	286,000	205,943
Navient Private Education Loan Trust Series 2014-AA, Class A3 (f)	154,000	144,379

		515,235

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $628,945)		515,235

SOVEREIGN DEBT OBLIGATIONS — 6.4%
Argentina — 0.1%
Argentine Republic Government International Bond
3.375% 1/15/23 EUR (i)	315,000	86,853
5.250% 1/15/28 EUR (f) (i)	100,000	25,587
5.875% 1/11/28	890,000	243,424
6.875% 1/26/27	906,000	253,689
7.820% 12/31/33 EUR (i)	336,145	107,917

		717,470

Australia — 0.2%
Australia Government Bond 3.000% 3/21/47 AUD (f) (i)	1,600,000	1,277,471

Canada — 1.5%
Canadian Government International Bond 0.750% 3/01/21 CAD (i)	1,257,000	895,853
1.500% 9/01/24 CAD (i)	9,301,000	6,867,063

		7,762,916

France — 1.8%
French Republic Government Bond OAT 0.000% 11/25/29 EUR (f) (i)	8,161,102	9,005,015

Germany — 0.3%
Bundesrepublik Deutschland Bundesanleihe 0.000% 8/15/50 EUR (f) (i)	1,329,809	1,454,769

Italy — 1.3%
Italy Buoni Poliennali Del Tesoro 1.350% 4/01/30 EUR (f) (i)	3,759,000	4,081,566
3.850% 9/01/49 EUR (f) (i)	1,698,000	2,427,660

		6,509,226

Japan — 0.4%
Japan Government Thirty Year Bond 0.400% 9/20/49 JPY (i)	215,600,000	1,996,092

The accompanying notes are an integral part of the consolidated financial statements.

14

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Spain — 0.8%
Spain Government Bond 0.600% 10/31/29 EUR (f) (i)	$3,566,000	$3,917,522

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $34,680,352)		32,640,481

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 1.7%
United States — 1.7%
Uniform Mortgage Backed Securities TBA (k) 4.000% 04/15/50 Pool #11192	8,147,790	8,693,946

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $8,627,746)		8,693,946

U.S. TREASURY OBLIGATIONS — 10.6%
United States — 10.6%
U.S. Treasury Inflation Index 0.125% 10/15/24	2,913,002	2,948,504
0.125% 1/15/30 (a)	831,114	855,716
0.500% 4/15/24 (g)	21,757,652	22,071,941
0.625% 4/15/23	2,499,421	2,517,626
U.S. Treasury Note 1.750% 11/15/20 (g) (m)	5,200,000	5,252,527
1.750% 11/15/29 (g)	13,448,400	14,759,154
2.375% 11/15/49 (a) (g)	4,896,100	6,086,493

		54,491,961

TOTAL U.S. TREASURY OBLIGATIONS (Cost $51,885,230)		54,491,961

TOTAL BONDS & NOTES (Cost $129,485,108)		127,273,527

	Number of Shares
MUTUAL FUNDS — 3.8%
Diversified Financial Services — 3.8%
United States — 3.8%
Consumer Discretionary Select Sector SPDR Fund	5,006	490,989
Financial Select Sector SPDR Fund (a)	24,767	515,649
Industrial Select Sector SPDR Fund	9,054	534,277

	Number of Shares	Value
iShares China Large-Cap ETF	13,033	$489,259
iShares iBoxx $ Investment Grade Corporate Bond ETF	6,161	760,945
iShares MSCI Emerging Markets ETF (a)	6,596	225,121
iShares Russell 2000 Index Fund (a)	7,159	819,419
iShares S&P 500 Value ETF	5,829	561,041
KraneShares CSI China Internet ETF (a)	3,596	162,791
SPDR Gold Shares (m)	66,844	9,896,254
SPDR S&P 500 ETF Trust (a)	13,728	3,538,392
SPDR S&P Oil & Gas Exploration & Production ETF	7,950	261,555
State Street Navigator Securities Lending Prime Portfolio (n)	764,342	764,342
United States Oil Fund LP (e) (m)	41,900	176,399
VanEck Vectors Semiconductor ETF	2,192	256,771

		19,453,204

TOTAL MUTUAL FUNDS (Cost $22,053,290)		19,453,204

TOTAL PURCHASED OPTIONS (#) — 0.5% (Cost $3,387,184)		2,407,375

TOTAL LONG-TERM INVESTMENTS (Cost $459,377,167)		432,277,941

	Principal Amount
SHORT-TERM INVESTMENTS — 18.0%
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%, due 4/01/20 (o)	$2,092,857	2,092,857

Sovereign Debt Obligations — 6.0%
Japan Treasury Discount Bill 0.000% 4/06/20 JPY (i)	520,150,000	4,837,555
0.000% 4/20/20 JPY (i)	385,650,000	3,586,926
0.000% 4/27/20 JPY (i)	412,800,000	3,839,664
0.000% 5/07/20 JPY (i)	475,850,000	4,426,429
0.000% 5/11/20 JPY (i)	381,900,000	3,552,574
0.000% 5/18/20 JPY (i)	163,500,000	1,521,001
0.000% 5/25/20 JPY (i)	490,000,000	4,558,543
0.000% 6/22/20 JPY (i)	503,650,000	4,686,297

		31,008,989

The accompanying notes are an integral part of the consolidated financial statements.

15

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Bill — 11.6%
U.S. Treasury Bill 0.000% 4/21/20	$2,000,000	$1,999,938
0.000% 4/23/20 (a)	4,000,000	3,999,923
0.000% 4/23/20 (a)	10,000,000	9,999,807
0.000% 4/23/20 (a)	3,000,000	2,999,942
0.000% 5/07/20 (a)	2,000,000	1,999,873
0.000% 5/07/20 (a)	2,000,000	1,999,873
0.000% 5/12/20	3,000,000	2,999,675
0.000% 5/14/20	10,000,000	9,999,074
0.000% 5/14/20	3,370,000	3,369,688
0.000% 5/21/20	2,250,000	2,249,797
0.000% 5/28/20 (a)	1,750,000	1,749,792
0.000% 5/28/20 (a)	2,000,000	1,999,763
0.000% 5/28/20 (a)	6,000,000	5,999,287
0.000% 6/11/20	1,000,000	999,820
0.000% 7/23/20	2,000,000	1,999,490
0.000% 8/06/20	1,000,000	999,699
0.000% 8/27/20	4,500,000	4,498,330

		59,863,771

TOTAL SHORT-TERM INVESTMENTS (Cost $92,074,708)		92,965,617

TOTAL INVESTMENTS — 102.2% (Cost $551,451,875) (p)		525,243,558

Other Assets/(Liabilities) — (2.2)%		(11,373,041)

NET ASSETS — 100.0%		$513,870,517

	Number of Shares
EQUITIES SOLD SHORT — (0.2)%
United States — (0.2)%
3M Co.	(3,466)	(473,144)
Netflix, Inc. (e)	(938)	(352,219)

		(825,363)

TOTAL EQUITIES SOLD SHORT (Cost $(869,063))		(825,363)

Abbreviation Legend

ADR	American Depositary Receipt
CDOR	Canadian Dollar Offered Rate
ETF	Exchange-Traded Fund
OAT	Obligations Assimilables du Tresor
SOFR	Secured Overnight Financing Rate
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Consolidated Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $39,477,606 or 7.68% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $39,716,277 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Consolidated Portfolio of Investments or the Consolidated Statement of Assets and Liabilities. (Note 2).

(b)	Investment was valued using significant unobservable inputs.
(c)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2020, these securities amounted to a value of $4,844,759 or 0.94% of net assets.

(d)

Restricted security. Certain securities are restricted as to resale. At March 31, 2020, these securities amounted to a value of $4,844,759 or 0.94% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(e)	Non-income producing security.
(f)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2020, the aggregate market value of these securities amounted to $33,512,252 or 6.52% of net assets.

(g)	A portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(h)	Security is perpetual and has no stated maturity date.
(i)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(j)

Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2020, these securities amounted to a value of $169,826 or 0.03% of net assets.

(k)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(l)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2020.

(m)	All or a portion of this security is held by a wholly owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly owned subsidiary.
(n)	Represents investment of security lending cash collateral. (Note 2).
(o)

Maturity value of $2,092,857. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 7/15/22, and an aggregate market value, including accrued interest, of $2,138,756.

(p)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the consolidated financial statements.

16

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

(#) OTC Options Purchased

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
Eli Lilly & Co.	Citibank N.A.*	6/19/20	142.00	4,540	USD	644,680	$33,088	$23,336	$9,752

HCA Healthcare, Inc.	Morgan Stanley & Co. LLC*	4/17/20	135.00	1,084	USD	146,340	131	6,286	(6,155)

Apple, Inc.	Morgan Stanley & Co. LLC*	4/17/20	270.00	3,100	USD	837,000	14,764	50,600	(35,836)

SPDR Gold Shares (m)	Morgan Stanley & Co. LLC*	5/01/20	155.00	19,914	USD	3,086,670	40,404	64,098	(23,694)

SPDR Gold Shares (m)	Morgan Stanley & Co. LLC*	5/01/20	160.00	9,809	USD	1,569,440	12,079	36,288	(24,209)

HCA Healthcare, Inc.	Morgan Stanley & Co. LLC*	6/19/20	135.00	1,084	USD	146,340	737	8,564	(7,827)

SPDR Gold Shares (m)	Morgan Stanley & Co. LLC*	6/30/20	160.00	16,408	USD	2,625,280	56,329	130,401	(74,072)

SPDR S&P 500 Trust ETF	Morgan Stanley & Co. LLC*	6/18/21	360.00	15,000	USD	5,400,000	22,969	62,250	(39,281)

Hess Corp.	Nomura International PLC*	4/17/20	60.00	10,424	USD	625,440	49	37,130	(37,081)

Lowes Cos., Inc.	Nomura International PLC*	4/17/20	125.00	6,236	USD	779,500	709	24,944	(24,235)

Agilent Technologies, Inc.	Nomura International PLC*	5/15/20	87.50	8,822	USD	771,925	5,299	29,554	(24,255)

SPDR Gold Shares (m)	Societe Generale*	4/17/20	149.00	13,258	USD	1,975,442	36,810	32,615	4,195

SPDR Gold Shares (m)	Societe Generale*	5/15/20	151.00	21,326	USD	3,220,226	82,302	70,802	11,500

Alibaba Group Holding Ltd.	Societe Generale*	5/15/20	230.00	3,455	USD	794,650	2,807	32,892	(30,085)

SPDR Gold Shares (m)	Societe Generale*	6/19/20	151.00	34,900	USD	5,269,900	194,015	110,633	83,382

							502,492	720,393	(217,901)

Put
USD Put RUB Call	Bank of America N.A.*	4/30/20	63.00	1,446,749	USD	1,446,749	$1	$16,632	$(16,631)

USD Put IDR Call	Bank of America N.A.*	5/04/20	14,000.00	1,446,749	USD	1,446,749	145	13,939	(13,794)

EUR Put USD Call	Bank of America N.A.*	7/23/20	1.12	819,000	EUR	819,000	20,233	11,418	8,815

USD Put JPY Call	BNP Paribas SA*	6/18/20	108.00	5,382,000	USD	5,382,000	130,783	28,751	102,032

USD Put TRY Call	Citibank N.A.*	5/04/20	5.70	2,893,499	USD	2,893,499	578	43,213	(42,635)

USD Put ZAR Call	Citibank N.A.*	5/04/20	14.40	2,893,499	USD	2,893,499	3	53,602	(53,599)

USD Put MXN Call	Citibank N.A.*	5/04/20	19.00	1,447,000	USD	1,447,000	288	17,848	(17,560)

EUR Put USD Call	Citibank N.A.*	8/19/20	1.07	2,691,000	EUR	2,691,000	26,414	16,115	10,299

The accompanying notes are an integral part of the consolidated financial statements.

17

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put (Continued)
USD Put JPY Call	HSBC Bank PLC*	4/27/20	106.75	4,520,000	USD	4,520,000	$51,980	$29,493	$22,487

EUR Put JPY Call	HSBC Bank PLC*	8/19/20	116.50	1,615,000	EUR	1,615,000	35,624	15,799	19,825

USD Put BRL Call	JP Morgan Chase Bank N.A.*	5/04/20	3.93	1,447,000	USD	1,447,000	1	22,327	(22,326)

USD Put JPY Call	Morgan Stanley & Co. LLC*	4/22/20	108.25	4,787,000	USD	4,787,000	78,507	31,192	47,315

USD Put JPY Call	Morgan Stanley & Co. LLC*	5/26/20	108.00	1,292,500	USD	1,292,500	27,660	22,870	4,790

USD Put JPY Call	Morgan Stanley & Co. LLC*	7/09/20	103.00	4,584,000	USD	4,584,000	56,382	119,830	(63,448)

EUR Put JPY Call	UBS AG*	4/23/20	120.00	2,662,000	EUR	2,662,000	53,434	27,341	26,093

EUR Put USD Call	UBS AG*	5/08/20	1.09	17,403,574	EUR	17,403,574	109,408	82,997	26,411

							591,441	553,367	38,074

							$1,093,933	$1,273,760	$(179,827)

*	Contracts are subject to a Master Netting Agreement.

(#) Exchange-Traded Options Purchased

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
Fortive Corp.	6/19/20	60.00	28	USD	168,000	$10,920	$9,983	$937

NXP Semiconductor NV	6/19/20	95.00	30	USD	285,000	14,550	15,276	(726)

SPDR S&P 500 Trust ETF	7/17/20	285.00	88	USD	2,508,000	61,600	76,206	(14,606)

Boston Scientific Corp.	8/21/20	35.00	81	USD	283,500	18,468	22,116	(3,648)

PPG Industries, Inc.	8/21/20	95.00	30	USD	285,000	13,350	12,488	862

L3Harris Technologies, Inc.	8/21/20	200.00	14	USD	280,000	20,020	19,601	419

Capital One Financial Corp.	9/18/20	60.00	50	USD	300,000	22,250	23,760	(1,510)

SPDR S&P 500 Trust ETF	4/03/20	270.00	7	USD	189,000	497	4,077	(3,580)

BP PLC	4/17/20	39.00	157	USD	612,300	157	12,502	(12,345)

iShares China Large-Cap ETF	4/17/20	45.00	313	USD	1,408,500	1,878	10,665	(8,787)

Marathon Petroleum Corp.	4/17/20	62.50	174	USD	1,087,500	522	46,256	(45,734)

Invesco QQQ Trust Series 1	4/17/20	220.00	82	USD	1,804,000	1,148	21,421	(20,273)

Invesco QQQ Trust Series 1	4/17/20	225.00	22	USD	495,000	176	8,119	(7,943)

UnitedHealth Group, Inc.	4/17/20	260.00	49	USD	1,274,000	39,200	64,790	(25,590)

SPDR S&P 500 Trust ETF	4/17/20	260.00	48	USD	1,248,000	41,712	7,017	34,695

The accompanying notes are an integral part of the consolidated financial statements.

18

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call (Continued)
SPDR S&P 500 Trust ETF	4/17/20	290.00	60	USD	1,740,000	$2,040	$22,492	$(20,452)

SPDR S&P 500 Trust ETF	4/17/20	315.00	100	USD	3,150,000	500	59,951	(59,451)

SPDR S&P 500 Trust ETF	4/17/20	320.00	166	USD	5,312,000	664	73,128	(72,464)

SPDR S&P 500 Trust ETF	4/17/20	323.00	132	USD	4,263,600	528	70,578	(70,050)

SPDR S&P 500 Trust ETF	4/17/20	346.00	1,128	USD	39,028,800	2,256	261,791	(259,535)

SPDR S&P 500 Trust ETF	4/24/20	310.00	62	USD	1,922,000	868	15,864	(14,996)

CVS Health Corp.	5/15/20	65.00	24	USD	156,000	4,176	8,844	(4,668)

Microsoft Corp.	5/15/20	170.00	26	USD	442,000	13,390	18,940	(5,550)

Invesco QQQ Trust Series 1	5/15/20	230.00	47	USD	1,081,000	1,504	17,378	(15,874)

SPDR S&P 500 Trust ETF	5/15/20	270.00	207	USD	5,589,000	184,437	241,210	(56,773)

ServiceNow, Inc.	5/15/20	350.00	18	USD	630,000	6,840	25,161	(18,321)

Exxon Mobil Corp.	6/19/20	62.50	100	USD	625,000	600	23,924	(23,324)

salesforce.com, Inc.	6/19/20	185.00	36	USD	666,000	3,888	26,567	(22,679)

Facebook, Inc.	6/19/20	205.00	30	USD	615,000	4,500	25,316	(20,816)

Costco Wholesale Corp.	6/19/20	300.00	10	USD	300,000	14,000	10,922	3,078

SPDR S&P 500 Trust ETF	6/19/20	328.00	49	USD	1,607,200	1,078	18,723	(17,645)

Charter Communications, Inc.	6/19/20	540.00	12	USD	648,000	1,440	14,275	(12,835)

Intuitive Surgical, Inc.	6/19/20	630.00	1	USD	63,000	260	1,574	(1,314)

Alphabet, Inc.	6/19/20	1,400.00	2	USD	280,000	2,400	13,180	(10,780)

Comcast Corp.	7/17/20	42.50	145	USD	616,250	12,325	27,472	(15,147)

VMware, Inc.	7/17/20	140.00	48	USD	672,000	33,648	30,577	3,071

Autodesk, Inc.	7/17/20	200.00	34	USD	680,000	8,296	40,096	(31,800)

Invesco QQQ Trust Series 1	7/17/20	228.00	51	USD	1,162,800	8,160	33,682	(25,522)

Amazon.com, Inc.	7/17/20	2,100.00	5	USD	1,050,000	42,750	42,190	560

The Home Depot, Inc.	8/21/20	185.00	65	USD	1,202,500	165,100	132,419	32,681

SPDR S&P 500 Trust ETF	9/30/20	294.00	26	USD	764,400	15,626	26,355	(10,729)

SPDR S&P 500 ETF Trust	12/18/20	290.00	117	USD	3,393,000	138,528	142,704	(4,176)

						916,250	1,779,590	(863,340)

Put
iShares iBoxx $ High Yield Corporate Bond ETF	4/17/20	87.00	35	USD	304,500	$35,000	$4,943	$30,057

iShares iBoxx $ High Yield Corporate Bond ETF	4/17/20	88.00	139	USD	1,223,200	153,595	19,754	133,841

						188,595	24,697	163,898

						$1,104,845	$1,804,287	$(699,442)

The accompanying notes are an integral part of the consolidated financial statements.

19

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

(#) Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)

Call
10-Year Interest Rate Swap, 8/17/30	Bank of America N.A.*	8/13/20	3-Month USD LIBOR BBA	Quarterly	1.08%	Semi-Annually	USD	3,353,261	$144,884	$30,167	$114,717

Put
10-Year Interest Rate Swap, 4/14/30	Bank of America N.A.*	4/08/20	1.88%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	6,093,711	$-	$50,554	$(50,554)
10-Year Interest Rate Swap, 8/17/30	Bank of America N.A.*	8/13/20	2.08%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	3,353,261	3,989	28,859	(24,870)
10-Year Interest Rate Swap, 8/13/30	JP Morgan Chase Bank N.A.*	8/11/20	1.80%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	6,418,516	11,898	55,164	(43,266)

									15,887	134,577	(118,690)

									$160,771	$164,744	$(3,973)

*	Contracts are subject to a Master Netting Agreement.

(#) Interest Rate Caps Purchased

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
2Y-10Y CMS Index Cap	Goldman Sachs International*	8/27/20	0.50%	USD	45,685,000	$46,462	$116,497	$(70,035)

2Y-10Y CMS Index Cap	Morgan Stanley & Co. LLC*	5/06/20	0.50%	USD	61,992,000	1,364	27,896	(26,532)

						$47,826	$144,393	$(96,567)

*	Contracts are subject to a Master Netting Agreement.

The accompanying notes are an integral part of the consolidated financial statements.

20

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

OTC Options Written

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
Banco Santander SA	Barclays Bank PLC*	6/19/20	96.00	2,465	EUR	236,640	$(1,157)	$(3,453)	$2,296

Roche Holding AG	BNP Paribas SA*	6/19/20	360.00	1,002	CHF	360,720	(2,305)	(4,542)	2,237

Comcast Corp.	Citibank N.A.*	6/19/20	40.00	27,454	USD	1,098,160	(25,434)	(158,410)	132,976

Eli Lilly & Co.	Citibank N.A.*	6/19/20	153.00	4,540	USD	694,620	(14,252)	(8,955)	(5,297)

HCA Healthcare, Inc.	Morgan Stanley & Co. LLC*	4/17/20	150.00	1,084	USD	162,600	(62)	(1,192)	1,130

Apple, Inc.	Morgan Stanley & Co. LLC*	4/17/20	290.00	3,100	USD	899,000	(2,908)	(23,135)	20,227

SPDR Gold Shares(m)	Morgan Stanley & Co. LLC*	5/01/20	165.00	7,241	USD	1,194,765	(5,679)	(10,679)	5,000

SPDR Gold Shares(m)	Morgan Stanley & Co. LLC*	5/01/20	170.00	3,567	USD	606,390	(1,899)	(6,280)	4,381

HCA Healthcare, Inc.	Morgan Stanley & Co. LLC*	6/19/20	150.00	1,084	USD	162,600	(340)	(2,818)	2,478

SPDR Gold Shares(m)	Morgan Stanley & Co. LLC*	6/30/20	175.00	5,469	USD	957,075	(8,343)	(22,371)	14,028

Hess Corp.	Nomura International PLC*	4/17/20	70.00	10,424	USD	729,680	(7)	(5,003)	4,996

Lowes Cos., Inc.	Nomura International PLC*	4/17/20	135.00	6,236	USD	841,860	(429)	(7,920)	7,491

SPDR Gold Shares(m)	Societe Generale*	4/17/20	159.00	7,955	USD	1,264,845	(5,692)	(5,648)	(44)

SPDR Gold Shares(m)	Societe Generale*	5/15/20	161.00	10,663	USD	1,716,743	(17,446)	(11,623)	(5,823)

							(85,953)	(272,029)	186,076

Put
Banco Santander SA	Barclays Bank PLC*	6/19/20	80.00	2,465	EUR	197,200	$(16,911)	$(6,760)	$(10,151)

Roche Holding AG	Barclays Bank PLC*	6/19/20	290.00	1,002	CHF	290,580	(10,616)	(7,147)	(3,469)

Euro STOXX Banks Index	Barclays Bank PLC*	6/18/21	103.00	7,986	EUR	822,558	(447,805)	(197,172)	(250,633)

Topix Banks Index	BNP Paribas SA*	3/12/21	131.00	356,957	JPY	46,761,367	(88,827)	(109,824)	20,997

Eli Lilly & Co.	Citibank N.A.*	6/19/20	126.00	4,540	USD	572,040	(26,507)	(11,305)	(15,202)

USD Put JPYCall	Deutsche Bank AG*	4/22/20	104.00	4,787,000	USD	4,787,000	(23,456)	(25,299)	1,843

Topix Banks Index	Morgan Stanley & Co. LLC*	4/10/20	157.82	477,857	JPY	75,413,576	(214,601)	(45,286)	(169,315)

HCA Healthcare, Inc.	Morgan Stanley & Co. LLC*	4/17/20	95.00	1,084	USD	102,980	(9,147)	(2,331)	(6,816)

The accompanying notes are an integral part of the consolidated financial statements.

21

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put (Continued)
Apple, Inc.	Morgan Stanley & Co. LLC*	4/17/20	200.00	3,100	USD	620,000	$(4,971)	$(19,343)	$14,372

USD Put JPY Call	Morgan Stanley & Co. LLC*	4/27/20	106.75	4,520,000	USD	4,520,000	(51,980)	(155,533)	103,553

SPDR Gold Shares(m)	Morgan Stanley & Co. LLC*	5/01/20	140.00	10,863	USD	1,520,820	(15,696)	(22,231)	6,535

SPDR Gold Shares(m)	Morgan Stanley & Co. LLC*	5/01/20	145.00	5,350	USD	775,750	(15,603)	(5,254)	(10,349)

USD Put JPY Call	Morgan Stanley & Co. LLC*	5/26/20	103.00	1,292,500	USD	1,292,500	(10,728)	(10,654)	(74)

USD Put JPY Call	Morgan Stanley & Co. LLC*	6/18/20	102.00	5,382,000	USD	5,382,000	(49,514)	(29,601)	(19,913)

HCA Healthcare, Inc.	Morgan Stanley & Co. LLC*	6/19/20	100.00	1,084	USD	108,400	(17,804)	(4,667)	(13,137)

SPDR Gold Shares(m)	Morgan Stanley & Co. LLC*	6/30/20	145.00	10,938	USD	1,586,010	(60,844)	(60,985)	141

USD Put JPY Call	Morgan Stanley & Co. LLC*	7/09/20	97.00	4,584,000	USD	4,584,000	(24,754)	(60,312)	35,558

Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. LLC*	9/11/20	3,820.96	11,088	JPY	42,366,804	(124,716)	(28,576)	(96,140)

Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. LLC*	12/11/20	3,786.60	11,181	JPY	42,337,938	(132,583)	(34,357)	(98,226)

Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. LLC*	3/12/21	3,400.00	13,845	JPY	47,073,000	(119,163)	(107,338)	(11,825)

Hess Corp.	Nomura International PLC*	4/17/20	52.50	10,424	USD	547,260	(200,311)	(10,632)	(189,679)

Agilent Technologies, Inc.	Nomura International PLC*	5/15/20	77.50	5,882	USD	455,855	(47,933)	(8,529)	(39,404)

SPDR Gold Shares(m)	Societe Generale*	5/15/20	141.00	10,663	USD	1,503,483	(22,581)	(6,504)	(16,077)

Alibaba Group Holding Ltd.	Societe Generale*	5/15/20	190.00	2,918	USD	554,420	(25,188)	(6,679)	(18,509)

SPDR Gold Shares(m)	Societe Generale*	6/19/20	141.00	24,161	USD	3,406,701	(87,313)	(19,570)	(67,743)

Euro STOXX Banks Index	UBS AG*	9/17/21	103.00	8,131	EUR	837,493	(459,275)	(211,577)	(247,698)

							(2,308,827)	(1,207,466)	(1,101,361)

							$(2,394,780)	$(1,479,495)	$(915,285)

*	Contracts are subject to a Master Netting Agreement.

The accompanying notes are an integral part of the consolidated financial statements.

22

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Exchange-Traded Options Written

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
HCA Healthcare, Inc.	4/03/20	157.50	20	USD	315,000	$(100)	$(2,661)	$2,561

Marathon Petroleum Corp.	4/17/20	67.50	76	USD	513,000	(228)	(3,174)	2,946

Gilead Sciences, Inc.	4/17/20	80.00	45	USD	360,000	(12,600)	(8,386)	(4,214)

Wal-Mart Stores, Inc.	4/17/20	125.00	52	USD	650,000	(2,340)	(3,785)	1,445

Becton Dickinson and Co.	4/17/20	270.00	24	USD	648,000	(120)	(3,666)	3,546

SPDR S&P 500 Trust ETF	4/17/20	286.00	10	USD	286,000	(550)	(620)	70

UnitedHealth Group, Inc.	4/17/20	320.00	20	USD	640,000	(80)	(3,163)	3,083

Apple, Inc.	4/17/20	325.00	31	USD	1,007,500	(155)	(10,464)	10,309

Anthem, Inc.	4/17/20	330.00	20	USD	660,000	(340)	(3,155)	2,815

SPDR S&P 500 Trust ETF	4/17/20	333.00	132	USD	4,395,600	(528)	(22,605)	22,077

Mastercard, Inc.	4/17/20	345.00	20	USD	690,000	(80)	(4,756)	4,676

Amazon.com, Inc.	4/17/20	2,100.00	4	USD	840,000	(5,436)	(8,271)	2,835

Abbott Laboratories	6/19/20	90.00	31	USD	279,000	(7,657)	(10,009)	2,352

D.R. Horton, Inc.	8/21/20	47.50	33	USD	156,750	(4,818)	(8,211)	3,393

Lennar Corp.	8/21/20	50.00	27	USD	135,000	(4,860)	(10,445)	5,585

The Home Depot, Inc.	8/21/20	220.00	65	USD	1,430,000	(52,000)	(51,551)	(449)

SPDR S&P 500 Trust ETF	9/30/20	230.00	144	USD	3,312,000	(655,344)	(318,248)	(337,096)

SPDR S&P 500 Trust ETF	9/30/20	253.00	27	USD	683,100	(75,222)	(70,341)	(4,881)

						(822,458)	(543,511)	(278,947)

Put
Marathon Petroleum Corp.	4/17/20	52.50	76	USD	399,000	$(216,600)	$(8,494)	$(208,106)

Merck & Co., Inc.	4/17/20	75.00	75	USD	562,500	(11,250)	(5,924)	(5,326)

iShares iBoxx $ High Yield Corporate Bond ETF	4/17/20	83.00	56	USD	464,800	(32,760)	(4,802)	(27,958)

Target Corp.	4/17/20	100.00	27	USD	270,000	(19,710)	(3,620)	(16,090)

PPG Industries, Inc.	4/17/20	105.00	53	USD	556,500	(102,290)	(6,713)	(95,577)

VMware, Inc.	4/17/20	140.00	41	USD	574,000	(73,800)	(20,226)	(53,574)

Raytheon Co.	4/17/20	160.00	10	USD	160,000	(27,310)	(1,878)	(25,432)

Microsoft Corp.	4/17/20	165.00	53	USD	874,500	(56,975)	(22,936)	(34,039)

Invesco QQQ Trust Series 1	4/17/20	180.00	33	USD	594,000	(15,642)	(13,819)	(1,823)

UnitedHealth Group, Inc.	4/17/20	220.00	49	USD	1,078,000	(23,275)	(36,639)	13,364

Becton Dickinson and Co.	4/17/20	230.00	24	USD	552,000	(18,240)	(6,666)	(11,574)

Anthem, Inc.	4/17/20	230.00	20	USD	460,000	(23,200)	(3,515)	(19,685)

UnitedHealth Group, Inc.	4/17/20	230.00	20	USD	460,000	(14,000)	(4,650)	(9,350)

NextEra Energy, Inc.	4/17/20	250.00	22	USD	550,000	(33,220)	(3,361)	(29,859)

The accompanying notes are an integral part of the consolidated financial statements.

23

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put (Continued)
Apple, Inc.	4/17/20	265.00	15	USD	397,500	$(26,625)	$(7,249)	$(19,376)

Mastercard, Inc.	4/17/20	280.00	20	USD	560,000	(79,740)	(7,687)	(72,053)

Amazon.com, Inc.	4/17/20	1,800.00	4	USD	720,000	(9,760)	(8,430)	(1,330)

SPDR S&P 500 Trust ETF	4/24/20	220.00	62	USD	1,364,000	(22,878)	(22,335)	(543)

CVS Health Corp.	5/15/20	55.00	24	USD	132,000	(7,560)	(7,013)	(547)

Microsoft Corp.	5/15/20	140.00	26	USD	364,000	(13,650)	(12,902)	(748)

Raytheon Co.	5/15/20	170.00	10	USD	170,000	(38,450)	(3,877)	(34,573)

SPDR S&P 500 Trust ETF	5/15/20	220.00	207	USD	4,554,000	(133,515)	(171,136)	37,621

ServiceNow, Inc.	5/15/20	260.00	18	USD	468,000	(27,000)	(14,230)	(12,770)

Capital One Financial Corp.	6/19/20	42.50	50	USD	212,500	(19,000)	(18,405)	(595)

Fortive Corp.	6/19/20	45.00	28	USD	126,000	(5,208)	(5,877)	669

Exxon Mobil Corp.	6/19/20	55.00	100	USD	550,000	(175,200)	(10,276)	(164,924)

NXP Semiconductors NV	6/19/20	70.00	30	USD	210,000	(12,450)	(12,095)	(355)

salesforce.com, Inc.	6/19/20	135.00	36	USD	486,000	(32,760)	(14,133)	(18,627)

Facebook, Inc.	6/19/20	170.00	30	USD	510,000	(44,400)	(23,001)	(21,399)

SPDR S&P 500 Trust ETF	6/19/20	210.00	88	USD	1,848,000	(62,040)	(54,907)	(7,133)

Netflix, Inc.	6/19/20	240.00	9	USD	216,000	(3,060)	(14,182)	11,122

SPDR S&P 500 Trust ETF	6/19/20	250.00	49	USD	1,225,000	(85,015)	(15,653)	(69,362)

Charter Communications, Inc.	6/19/20	390.00	12	USD	468,000	(19,920)	(5,432)	(14,488)

Intuitive Surgical, Inc.	6/19/20	500.00	1	USD	50,000	(5,260)	(1,598)	(3,662)

Alphabet, Inc.	6/19/20	1,040.00	2	USD	208,000	(8,820)	(4,575)	(4,245)

Comcast Corp.	7/17/20	32.50	145	USD	471,250	(34,945)	(16,775)	(18,170)

The Walt Disney Co.	7/17/20	90.00	50	USD	450,000	(43,500)	(9,738)	(33,762)

VMware, Inc.	7/17/20	100.00	48	USD	480,000	(24,960)	(18,099)	(6,861)

Autodesk, Inc.	7/17/20	140.00	34	USD	476,000	(32,640)	(11,914)	(20,726)

Invesco QQQ Trust Series 1	7/17/20	160.00	25	USD	400,000	(17,300)	(6,762)	(10,538)

Amazon.com, Inc.	7/17/20	1,520.00	5	USD	760,000	(13,600)	(25,213)	11,613

Boston Scientific Corp.	8/21/20	26.00	81	USD	210,600	(9,558)	(9,201)	(357)

PPG Industries, Inc.	8/21/20	70.00	30	USD	210,000	(12,300)	(11,913)	(387)

The Home Depot, Inc.	8/21/20	135.00	57	USD	769,500	(35,625)	(83,388)	47,763

L3Harris Technologies, Inc.	8/21/20	145.00	14	USD	203,000	(12,320)	(12,410)	90

SPDR S&P 500 Trust ETF	9/30/20	190.00	26	USD	494,000	(20,020)	(36,794)	16,774

SPDR S&P 500 Trust ETF	9/30/20	205.00	117	USD	2,398,500	(119,574)	(117,149)	(2,425)

SPDR S&P 500 Trust ETF	9/30/20	230.00	144	USD	3,312,000	(235,296)	(382,913)	147,617

SPDR S&P 500 Trust ETF	9/30/20	253.00	27	USD	683,100	(61,587)	(69,271)	7,684

						(2,173,808)	(1,389,776)	(784,032)

						$(2,996,266)	$(1,933,287)	$(1,062,979)

The accompanying notes are an integral part of the consolidated financial statements.

24

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Interest Rate Swaptions Written

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
2-Year Interest Rate Swap, 8/17/22	Bank of America N.A.*	8/13/20	0.88%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	16,561,103	$(181,236)	$(36,184)	$(145,052)

10-Year Interest Rate Swap, 9/29/30	Deutsche Bank AG*	9/25/20	0.76%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	640,000	(15,310)	(16,064)	754

10-Year Interest Rate Swap, 9/25/30	JP Morgan Chase Bank N.A.*	9/23/20	0.66%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	1,280,000	(24,222)	(39,744)	15,522

10-Year Interest Rate Swap, 9/14/30	Morgan Stanley & Co. LLC*	9/10/20	0.68%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	526,252	(10,078)	(13,551)	3,473

									(230,846)	(105,543)	(125,303)

Put

2-Year Interest Rate Swap, 4/14/22	Bank of America N.A.*	4/08/20	3-Month USD LIBOR BBA	Quarterly	1.67%	Semi-Annually	USD	28,788,669	$-	$(32,767)	$32,767

2-Year Interest Rate Swap, 8/17/22	Bank of America N.A.*	8/13/20	3-Month USD LIBOR BBA	Quarterly	1.88%	Semi-Annually	USD	16,561,103	(254)	(31,674)	31,420

2-Year Interest Rate Swap, 4/08/22	Citibank N.A.*	4/06/20	3-Month USD LIBOR BBA	Quarterly	1.57%	Semi-Annually	USD	7,673,972	-	(6,995)	6,995

10-Year Interest Rate Swap, 9/29/30	Deutsche Bank AG*	9/25/20	3-Month USD LIBOR BBA	Quarterly	0.76%	Semi-Annually	USD	640,000	(13,544)	(16,064)	2,520

10-Year Interest Rate Swap, 9/25/30	JP Morgan Chase Bank N.A.*	9/23/20	3-Month USD LIBOR BBA	Quarterly	0.66%	Semi-Annually	USD	1,280,000	(33,650)	(39,744)	6,094

10-Year Interest Rate Swap, 2/15/32	JP Morgan Chase Bank N.A.*	2/11/22	3-Month USD LIBOR BBA	Quarterly	2.00%	Semi-Annually	USD	6,418,516	(43,481)	(124,198)	80,717
10-Year Interest Rate Swap, 9/14/30	Morgan Stanley & Co. LLC*	9/10/20	3-Month USD LIBOR BBA	Quarterly	0.68%	Semi-Annually	USD	526,252	(13,074)	$(13,551)	477

									(104,003)	(264,993)	160,990

									$(334,849)	$(370,536)	$35,687

*	Contracts are subject to a Master Netting Agreement.

The accompanying notes are an integral part of the consolidated financial statements.

25

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.*	4/03/20	USD	1,522,152	ZAR	22,586,000	$259,536
Bank of America N.A.*	4/30/20	USD	1,445,929	RUB	94,665,000	245,977
Bank of America N.A.*	5/07/20	RUB	77,401,000	USD	1,214,137	(234,115)
Bank of America N.A.*	5/21/20	EUR	1,716,201	USD	1,833,604	62,774
Bank of America N.A.*	5/22/20	CNH	61,653,000	USD	8,820,803	(132,718)
Bank of America N.A.*	6/18/20	JPY	108,868,565	EUR	915,790	2,825
Barclays Bank PLC*	5/07/20	ZAR	11,526,000	USD	779,258	(138,158)
Barclays Bank PLC*	5/07/20	MXN	11,423,000	USD	604,641	(125,539)
Barclays Bank PLC*	5/21/20	CNH	38,395,000	USD	5,487,463	(76,810)
Barclays Bank PLC*	6/26/20	EUR	1,520,000	USD	1,645,026	36,804
BNP Paribas SA*	4/17/20	USD	419,871	BRL	1,825,000	68,993
BNP Paribas SA*	4/30/20	RUB	33,132,750	USD	508,171	(88,188)
BNP Paribas SA*	4/30/20	USD	847,604	IDR	11,806,318,327	125,572
BNP Paribas SA*	5/07/20	RUB	38,508,000	USD	602,158	(114,584)
BNP Paribas SA*	5/07/20	USD	1,015,000	HKD	7,886,792	(2,149)
BNP Paribas SA*	5/14/20	CHF	28,000	USD	28,876	276
BNP Paribas SA*	5/15/20	RUB	38,960,000	USD	607,706	(114,997)
BNP Paribas SA*	5/21/20	EUR	2,396,000	USD	2,588,164	59,382
BNP Paribas SA*	5/21/20	USD	175,193	CNH	1,250,000	(958)
BNP Paribas SA*	5/22/20	USD	1,638,074	CNH	11,687,706	(8,947)
BNP Paribas SA*	6/05/20	USD	1,327,507	INR	96,754,000	57,715
Citibank N.A.*	5/04/20	USD	1,439,480	MXN	28,749,000	233,135
Citibank N.A.*	5/07/20	MXN	22,924,000	USD	1,215,907	(254,432)
Citibank N.A.*	5/15/20	MXN	11,473,000	USD	609,488	(128,881)
Citibank N.A.*	5/21/20	EUR	1,650,391	USD	1,787,295	36,364
Citibank N.A.*	6/04/20	USD	1,400,745	JPY	155,545,721	(49,811)
Citibank N.A.*	6/05/20	JPY	186,741,820	USD	1,756,000	(14,454)
Citibank N.A.*	6/05/20	USD	228,829	JPY	25,446,942	(8,488)
Citibank N.A.*	6/11/20	USD	1,342,636	JPY	149,046,000	(47,688)
Citibank N.A.*	6/12/20	USD	448,593	JPY	49,795,211	(15,922)
Citibank N.A.*	6/18/20	USD	529,694	ZAR	8,262,000	72,424
Citibank N.A.*	6/18/20	USD	1,278,929	JPY	141,922,800	(45,312)
Credit Suisse International*	5/04/20	BRL	5,889,000	USD	1,434,942	(303,932)
Credit Suisse International*	5/04/20	USD	1,396,987	BRL	5,889,000	265,977
Credit Suisse International*	5/08/20	BRL	2,590,000	USD	604,434	(107,153)
Credit Suisse International*	5/15/20	BRL	2,640,000	USD	609,348	(102,719)
Deutsche Bank AG*	4/16/20	USD	120,333	GBP	93,000	4,788
Deutsche Bank AG*	4/17/20	BRL	2,506,000	USD	596,951	(115,143)
Deutsche Bank AG*	5/08/20	BRL	2,638,000	USD	605,532	(99,035)
Deutsche Bank AG*	5/08/20	USD	1,030,216	JPY	112,525,000	(18,029)
Deutsche Bank AG*	5/08/20	USD	1,694,028	BRL	7,151,000	321,034
Deutsche Bank AG*	5/21/20	EUR	1,189,099	USD	1,298,168	15,769
Deutsche Bank AG*	6/04/20	JPY	155,545,721	USD	1,463,000	(12,444)
Deutsche Bank AG*	6/18/20	EUR	1,084,000	USD	1,214,971	(15,910)
Deutsche Bank AG*	6/18/20	JPY	202,744,800	USD	1,946,058	(54,305)
Deutsche Bank AG*	6/25/20	JPY	230,148,000	USD	2,161,773	(13,739)
Deutsche Bank AG*	6/25/20	JPY	189,730,268	EUR	1,598,000	2,734
Goldman Sachs International*	5/04/20	MXN	28,749,000	USD	1,462,458	(256,113)
Goldman Sachs International*	5/21/20	USD	5,208,901	CNH	37,145,000	(25,602)
Goldman Sachs International*	6/11/20	JPY	148,384,000	USD	1,389,085	(4,937)

The accompanying notes are an integral part of the consolidated financial statements.

26

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Goldman Sachs International*	6/12/20	EUR	1,842,000	USD	2,083,282	$(46,210)
Goldman Sachs International*	6/18/20	USD	567,110	JPY	60,822,000	(402)
Goldman Sachs International*	6/19/20	EUR	1,958,000	USD	2,238,300	(72,390)
Goldman Sachs International*	6/19/20	JPY	136,975,000	USD	1,307,635	(29,511)
HSBC Bank PLC*	4/03/20	ZAR	22,586,000	USD	1,555,178	(292,562)
HSBC Bank PLC*	4/09/20	GBP	1,600,000	USD	2,092,242	(104,706)
HSBC Bank PLC*	5/22/20	USD	1,323,125	CNH	9,427,000	(5,319)
HSBC Bank PLC*	6/12/20	USD	1,203,736	CLP	975,869,000	61,431
HSBC Bank PLC*	6/19/20	NOK	8,499,000	USD	880,028	(62,297)
HSBC Bank PLC*	6/19/20	USD	1,270,873	JPY	136,975,000	(7,251)
HSBC Bank PLC*	6/22/20	USD	1,890,386	JPY	205,648,521	(28,762)
JP Morgan Chase Bank N.A.*	4/16/20	GBP	2,599,607	USD	3,389,244	(159,433)
JP Morgan Chase Bank N.A.*	4/23/20	GBP	2,600,000	USD	3,390,568	(159,715)
JP Morgan Chase Bank N.A.*	4/30/20	RUB	61,532,250	USD	946,650	(166,681)
JP Morgan Chase Bank N.A.*	4/30/20	GBP	2,591,000	USD	3,380,096	(159,875)
JP Morgan Chase Bank N.A.*	4/30/20	IDR	15,833,016,000	USD	968,973	(682)
JP Morgan Chase Bank N.A.*	4/30/20	USD	1,619,601	IDR	22,577,241,673	238,857
JP Morgan Chase Bank N.A.*	5/04/20	IDR	20,830,918,000	USD	1,456,198	(182,720)
JP Morgan Chase Bank N.A.*	5/04/20	USD	1,445,588	IDR	20,830,918,000	172,110
JP Morgan Chase Bank N.A.*	5/07/20	KRW	2,146,243,000	USD	1,815,772	(50,792)
JP Morgan Chase Bank N.A.*	5/07/20	HKD	400,000	USD	51,598	(11)
JP Morgan Chase Bank N.A.*	5/08/20	EUR	2,548,000	USD	2,843,398	(29,310)
JP Morgan Chase Bank N.A.*	5/08/20	JPY	112,525,000	USD	1,029,694	18,551
JP Morgan Chase Bank N.A.*	5/14/20	CHF	1,333,000	USD	1,374,638	13,213
JP Morgan Chase Bank N.A.*	5/14/20	HKD	400,000	USD	51,597	(11)
JP Morgan Chase Bank N.A.*	5/21/20	USD	8,850,296	EUR	8,111,293	(112,569)
JP Morgan Chase Bank N.A.*	5/22/20	USD	8,855,890	EUR	8,082,663	(75,684)
JP Morgan Chase Bank N.A.*	6/05/20	USD	1,531,402	JPY	161,294,878	27,174
JP Morgan Chase Bank N.A.*	6/12/20	GBP	199,243	EUR	218,518	6,135
JP Morgan Chase Bank N.A.*	6/15/20	USD	2,425,030	INR	184,999,937	(427)
JP Morgan Chase Bank N.A.*	6/18/20	GBP	398,586	EUR	437,000	12,365
JP Morgan Chase Bank N.A.*	6/24/20	USD	1,131,887	INR	89,238,000	(37,006)
Morgan Stanley & Co. LLC*	4/16/20	GBP	393	USD	512	(24)
Morgan Stanley & Co. LLC*	4/16/20	USD	695,972	CAD	909,000	49,941
Morgan Stanley & Co. LLC*	5/07/20	USD	2,015,000	HKD	15,657,356	(4,308)
Morgan Stanley & Co. LLC*	5/08/20	USD	1,821,647	EUR	1,664,000	(16,125)
Morgan Stanley & Co. LLC*	5/14/20	USD	3,039,000	HKD	23,611,511	(6,078)
Morgan Stanley & Co. LLC*	6/12/20	JPY	435,596,000	USD	3,991,546	71,919
Morgan Stanley & Co. LLC*	6/17/20	GBP	398,365	EUR	437,547	11,496
Morgan Stanley & Co. LLC*	6/18/20	GBP	398,159	EUR	437,000	11,835
Morgan Stanley & Co. LLC*	6/19/20	JPY	197,273,652	USD	1,833,190	7,587
UBS AG*	4/09/20	AUD	1,293,000	USD	901,434	(106,084)
UBS AG*	4/30/20	USD	60,836	GBP	47,000	2,423
UBS AG*	5/07/20	GBP	456,000	USD	601,054	(34,233)
UBS AG*	5/21/20	EUR	759,000	USD	814,106	24,579
UBS AG*	6/11/20	JPY	662,000	USD	6,198	(23)
UBS AG*	6/12/20	USD	3,506,642	JPY	385,800,789	(92,307)
UBS AG*	6/26/20	AUD	2,079,000	USD	1,236,138	42,922

						$(2,130,103)

*	Contracts are subject to a Master Netting Agreement.

The accompanying notes are an integral part of the consolidated financial statements.

27

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
Australia Bonds 10 Year	6/15/20	20	$1,845,404	$7,410
Euro Stoxx 50 Index	6/19/20	80	2,216,357	207,375
FTSE 100 Index	6/19/20	6	376,037	43,954
Mini MSCI Emerging Market Index	6/19/20	15	654,799	(22,624)
U.S. Treasury Note 10 Year	6/19/20	116	15,916,346	171,404
U.S. Treasury Note Ultra 10 Year	6/19/20	138	20,922,501	609,810
U.S. Treasury Ultra	6/19/20	58	12,522,793	345,957

				$1,363,286

Short
Euro-Bund	6/08/20	12	$(2,316,476)	$33,342
Yen Denom Nikkei	6/11/20	4	(360,943)	14,140
Nasdaq 100 E Mini Index	6/19/20	2	(288,087)	(23,363)
S&P 500 E Mini Index	6/19/20	93	(11,557,950)	(391,155)
U.S. Treasury Note 2 Year	6/30/20	189	(41,639,402)	(12,949)
U.S. Treasury Note 5 Year	6/30/20	74	(9,268,875)	(7,719)

				$(387,704)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 33†	1.000%	Quarterly	12/20/24	USD	22,361,180	$77,660	$(498,788)	$576,448
CDX.NA.HY Series 34†	5.000%	Quarterly	6/20/25	USD	113,693	7,299	6,028	1,271

						$84,959	$(492,760)	$577,719

Centrally Cleared Credit Default Swap — Sell Protection††
Reference Obligation/ Index	Rate Received by Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
iTraxx Europe Crossover Series 32†	5.000%	Quarterly	12/20/24	BB-	EUR	542,116	$(12,252)	$81,526	$(93,778)

The accompanying notes are an integral part of the consolidated financial statements.

28

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date		Notional Amount	Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)

3-Month CDOR	Semi-Annually	Fixed 1.908%	Semi-Annually	7/09/21	CAD	18,033,107	$191,523	$139	$191,384

3-Month CDOR	Semi-Annually	Fixed 1.905%	Semi-Annually	7/09/21	CAD	946,050	10,026	7	10,019

3-Month USD LIBOR BBA	Quarterly	Fixed 1.210%	Semi-Annually	3/27/22	USD	5,896,835	88,869	46	88,823

3-Month USD LIBOR BBA	Quarterly	Fixed 1.210%	Semi-Annually	3/27/22	USD	5,896,835	87,995	46	87,949

Fixed 1.060%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	3/27/22	USD	40,622,638	(484,953)	320	(485,273)

Fixed 1.600%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	1/24/25	USD	11,355,000	(583,786)	296	(584,082)

3-Month USD LIBOR BBA	Quarterly	Fixed 1.750%	Semi-Annually	11/08/29	USD	1,975,000	190,793	35	190,758

Fixed 1.050%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	3/26/30	USD	3,941,133	(124,898)	71	(124,969)

3-Month USD LIBOR BBA	Quarterly	Fixed 1.290%	Semi-Annually	3/27/30	USD	1,059,878	58,476	19	58,457

3-Month USD LIBOR BBA	Quarterly	Fixed 1.290%	Semi-Annually	3/27/30	USD	1,059,878	57,414	19	57,395

Fixed 1.090%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	3/27/30	USD	9,181,832	(326,319)	165	(326,484)

							$(834,860)	$1,163	$(836,023)

OTC Total Return Swaps

Paid by the Fund				Received by the Fund
Rate/ Reference	Frequency	No. of Contracts/ Notional		Rate/ Reference	Frequency	No. of Contracts/ Notional	Counterparty	Termination Date	Value	Upfront Premium (Paid)/ Received	Unrealized Appreciation (Depreciation)

	Maturity	USD	157,788	S&P 500 Dividend Index Future Dec 2021	Maturity	3,250	BNP Paribas SA*	12/17/2021	$(36,725)	$-	$(36,725)

iShares iBoxx High Yield Corp Bond	Monthly		9,327	1-Month USD LIBOR BBA - 295 bp	Monthly	USD 650,372	Citibank N.A.*	6/20/2020	(68,460)	-	(68,460)

	Maturity	USD	131,931	S&P 500 Dividend Index Future Dec 2020	Maturity	2,750	Goldman Sachs International*	12/18/2020	(16,569)	-	(16,569)

3-Month USD LIBOR BBA - 10 bp	Quarterly	USD	517,750	Goldman Sachs Expensive Software Basket	Quarterly	2,839	Goldman Sachs International*	1/22/2021	(44,790)	-	(44,790)

3-Month USD LIBOR BBA + 10 bp	Quarterly	USD	669,504	Goldman Sachs Expensive Software Basket + 10 bp	Quarterly	3,750	Goldman Sachs International*	1/24/2021	(44,778)	-	(44,778)

									$(211,322)	$-	$(211,322)

The accompanying notes are an integral part of the consolidated financial statements.

29

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

OTC Total Return Swaps (a)

Reference Entity	Counterparty	Termination Date	Notional Amount		Net Value of Reference Entities	Unrealized Appreciation/ (Depreciation)	Gross Notional Amount Asset %

Equity Securities Short	Citigroup Global Markets Inc.*	4/22/2020	USD	323,015	$368,248	$(45,233)	0.1%

Equity Securities Short	JP Morgan Chase Bank N.A.*	4/10/2022	USD	398,562	358,490	40,072	0.1%

					$726,738	$(5,161)

(a)

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specific benchmark, plus or minus a spread in a range of (17.5) – 17.5 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

1 month USD LIBOR

1 week USD LIBOR

Federal Funds Rate

*	Contracts are subject to a Master Netting Agreement.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††

For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the creditworthiness of the underlying issuer. As the credit rating declines, the likelihood of payment by the fund increases. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Offshore Chinese Yuan
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
RUB	Russian Ruble
SGD	Singapore Dollar
USD	U.S. Dollar
ZAR	South African Rand

The accompanying notes are an integral part of the consolidated financial statements.

30

MassMutual Select BlackRock Global Allocation Fund – Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

March 31, 2020 (Unaudited)

Assets:
Investments, at value (Note 2) (a)	$432,277,941
Repurchase agreements, at value (Note 2) (b)	2,092,857
Other short-term investments, at value (Note 2) (c)	90,872,760

Total investments (d)	525,243,558

Foreign currency, at value (e)	251,270
Receivables from:
Investments sold	3,830,691
Closed swap agreements, at value	6,535
Investments sold on a when-issued basis (Note 2)	21,573,803
Collateral pledged for equities sold short	1,802,527
Collateral pledged for open derivatives (Note 2)	1,515,000
Open forward contracts (Note 2)	2,644,617
Investment adviser (Note 3)	76,951
Fund shares sold	4,491,932
Variation margin on open derivative instruments (Note 2)	95,021
Interest and dividends	1,233,509
Interest tax reclaim receivable	100,087
Foreign taxes withheld	410,473
Open swap agreements, at value (Note 2)	40,072
Prepaid expenses	70,274

Total assets	563,386,320

Liabilities:
Payables for:
Investments purchased	2,068,241
Collateral held for open derivatives (Note 2)	730,000
Written options outstanding, at value (Note 2) (f)	5,725,895
Equities sold short, at value (Note 2) (g)	825,363
Open forward contracts (Note 2)	4,774,720
Interest and dividends	9,237
Investments purchased on a when-issued basis (Note 2)	31,924,541
Premium on purchased options	179,431
Fund shares repurchased	1,482,874
Collateral held for securities on loan (Note 2) (h)	764,342
Open swap agreements, at value (Note 2)	256,555
Trustees’ fees and expenses (Note 3)	76,786
Affiliates (Note 3):
Investment advisory fees	358,264
Administration fees	61,498
Service fees	13,069
Shareholder service fees	1,314
Distribution fees	7,185
Due to custodian	63,415
Accrued expense and other liabilities	193,073

Total liabilities	49,515,803

Net assets	$513,870,517

Net assets consist of:
Paid-in capital	$525,163,667
Accumulated Gain (Loss)	(11,293,150)

Net assets	$513,870,517

(a) Cost of investments:	$459,377,167
(b) Cost of repurchase agreements:	$2,092,857
(c) Cost of other short-term investments:	$89,981,851
(d) Securities on loan with market value of:	$39,477,606
(e) Cost of foreign currency:	$226,648
(f) Premiums on written options:	$3,783,318
(g) Proceeds from equities sold short:	$869,063
(h) Non-cash collateral is not included.

The accompanying notes are an integral part of the consolidated financial statements.

31

MassMutual Select BlackRock Global Allocation Fund – Consolidated Financial Statements (Continued)

Consolidated Statement of Assets and Liabilities

March 31, 2020 (Unaudited)

Class I shares:
Net assets	$482,293,400

Shares outstanding (a)	49,074,170

Net asset value, offering price and redemption price per share	$9.83

Class R5 shares:
Net assets	$4,740,084

Shares outstanding (a)	474,877

Net asset value, offering price and redemption price per share	$9.98

Service Class shares:
Net assets	$3,621,376

Shares outstanding (a)	368,702

Net asset value, offering price and redemption price per share	$9.82

Administrative Class shares:
Net assets	$6,279,962

Shares outstanding (a)	618,154

Net asset value, offering price and redemption price per share	$10.16

Class A shares:
Net assets	$2,161,239

Shares outstanding (a)	220,351

Net asset value, offering price and redemption price per share	$9.81

Offering price per share (100/[100-maximum sales charge] of net asset value)	$10.38

Class R4 shares:
Net assets	$5,459,089

Shares outstanding (a)	562,765

Net asset value, offering price and redemption price per share	$9.70

Class R3 shares:
Net assets	$9,315,367

Shares outstanding (a)	964,412

Net asset value, offering price and redemption price per share	$9.66

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the consolidated financial statements.

32

MassMutual Select BlackRock Global Allocation Fund – Consolidated Financial Statements (Continued)

Consolidated Statement of Operations

For the Six Months Ended March 31, 2020 (Unaudited)

Investment income (Note 2):
Dividends (a)	$3,292,010
Interest	2,307,827
Securities lending net income	47,221

Total investment income	5,647,058

Expenses (Note 3):
Investment advisory fees	2,262,293
Custody fees	233,791
Dividend expense on short sales	21,550
Audit fees	78,920
Legal fees	9,530
Proxy fees	472
Accounting & Administration fees	52,064
Shareholder reporting fees	24,860
Trustees’ fees	10,955
Registration and filing fees	43,459
Transfer agent fees	1,509

2,739,403
Administration fees:
Class R5	2,089
Service Class	3,045
Administrative Class	5,469
Class A	1,879
Class R4	7,154
Class R3	11,921
Distribution and Service fees:
Class A	3,132
Class R4	8,943
Class R3	29,802
Shareholder service fees:
Service Class	1,015
Administrative Class	5,469
Class A	1,879

Total expenses	2,821,200
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(399,676)
Class R5 fees reimbursed by adviser	(3,111)
Service Class fees reimbursed by adviser	(2,993)
Administrative Class fees reimbursed by adviser	(5,357)
Class A fees reimbursed by adviser	(1,839)
Class R4 fees reimbursed by adviser	(5,242)
Class R3 fees reimbursed by adviser	(8,823)

Net expenses:	2,394,159

Net investment income (loss)	3,252,899

The accompanying notes are an integral part of the consolidated financial statements.

33

MassMutual Select BlackRock Global Allocation Fund – Consolidated Financial Statements (Continued)

Consolidated Statement of Operations

For the Six Months Ended March 31, 2020 (Unaudited)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	$9,292,660
Futures contracts	7,052,190
Written options	1,363,187
Equities sold short	47,196
Swap agreements	(215,349)
Foreign currency transactions	(456,015)
Forward contracts	(799,248)

Net realized gain (loss)	16,284,621

Net change in unrealized appreciation (depreciation) on:
Investment transactions	(57,943,639)*
Futures contracts	1,356,901
Written options	(1,776,414)
Equities sold short	43,700
Swap agreements	(617,876)
Translation of assets and liabilities in foreign currencies	26,656
Forward contracts	(1,454,772)

Net change in unrealized appreciation (depreciation)	(60,365,444)

Net realized gain (loss) and change in unrealized appreciation (depreciation)	(44,080,823)

Net increase (decrease) in net assets resulting from operations	$(40,827,924)

(a) Net of foreign withholding tax of:	$28,487
* Net of net increase (decrease) in accrued foreign capital gains tax of:	$56,930

The accompanying notes are an integral part of the consolidated financial statements.

34

MassMutual Select BlackRock Global Allocation Fund – Consolidated Financial Statements (Continued)

Consolidated Statements of Changes in Net Assets

	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$3,252,899	$8,864,405
Net realized gain (loss)	16,284,621	13,446,994
Net change in unrealized appreciation (depreciation)	(60,365,444)	(6,387,024)

Net increase (decrease) in net assets resulting from operations	(40,827,924)	15,924,375

Distributions to shareholders (Note 2):
Class I	(18,899,024)	(22,186,688)
Class R5	(133,929)	(198,646)
Service Class	(132,327)	(174,343)
Administrative Class	(223,624)	(304,003)
Class A	(76,010)	(106,693)
Class R4	(220,315)	(353,100)
Class R3	(358,928)	(473,178)

Total distributions	(20,044,157)	(23,796,651)

Net fund share transactions (Note 5):
Class I	(99,427)	9,288,362
Class R5	515,974	(1,733,214)
Service Class	94,451	(530,569)
Administrative Class	(424,150)	(1,077,760)
Class A	(117,495)	(1,231,204)
Class R4	(838,214)	(2,214,510)
Class R3	(72,245)	(3,322,506)

Increase (decrease) in net assets from fund share transactions	(941,106)	(821,401)

Total increase (decrease) in net assets	(61,813,187)	(8,693,677)
Net assets
Beginning of period	575,683,704	584,377,381

End of period	$513,870,517	$575,683,704

The accompanying notes are an integral part of the consolidated financial statements.

35

MassMutual Select BlackRock Global Allocation Fund – Consolidated Financial Statements (Continued)

Consolidated Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers (including short sale dividend and loan expense)[y]		Ratio of expenses to average daily net assets after expense waivers (including short sale dividend and loan expense)[j],y		Ratio of expenses to average daily net assets after expense waivers (excluding short sale dividend and loan expense)[j]		Net investment income (loss) to average daily net assets (including short sale dividend and loan expense)
Class I
3/31/20[r]	$11.00	$0.06	$(0.83)	$(0.77)	$(0.13)	$(0.27)	$(0.40)	$9.83	(7.49%	)[b]	$482,293	0.94%	[a]	0.80%	[a]	0.79%	[a]	1.15%	[a]
9/30/19	11.18	0.17	0.11	0.28	(0.12)	(0.34)	(0.46)	11.00	2.99%		539,538	0.93%		0.80%		0.79%		1.61%
9/30/18	11.17	0.17	0.12	0.29	(0.25)	(0.03)	(0.28)	11.18	2.61%		537,404	0.97%		0.79%		0.79%	[z]	1.51%
9/30/17	10.16	0.14	0.97	1.11	(0.10)	-	(0.10)	11.17	10.99%		545,487	1.00%		0.81%		0.79%		1.33%
9/30/16	10.11	0.14	0.53	0.67	(0.08)	(0.54)	(0.62)	10.16	6.91%		519,733	0.97%		0.80%		0.79%		1.39%
9/30/15[i]	10.73	0.11	(0.48)	(0.37)	(0.07)	(0.18)	(0.25)	10.11	(3.53%	)[b]	590,934	0.96%	[a]	0.79%	[a]	0.79%	[a,z]	1.39%	[a]
12/31/14[h]	11.80	0.13	0.06	0.19	(0.28)	(0.98)	(1.26)	10.73	1.57%	[b]	611,549	0.96%	[a]	0.79%	[a]	0.79%	[a,z]	1.40%	[a]
Class R5
3/31/20[r]	$11.16	$0.06	$(0.86)	$(0.80)	$(0.11)	$(0.27)	$(0.38)	$9.98	(7.58%	)[b]	$4,740	1.05%	[a]	0.90%	[a]	0.89%	[a]	1.07%	[a]
9/30/19	11.33	0.16	0.12	0.28	(0.11)	(0.34)	(0.45)	11.16	2.89%		4,637	1.03%		0.90%		0.89%		1.50%
9/30/18	11.31	0.16	0.13	0.29	(0.24)	(0.03)	(0.27)	11.33	2.57%		6,466	1.06%		0.89%		0.89%	[z]	1.41%
9/30/17	10.29	0.13	0.98	1.11	(0.09)	-	(0.09)	11.31	10.83%		7,554	1.10%		0.91%		0.89%		1.23%
9/30/16	10.23	0.13	0.54	0.67	(0.07)	(0.54)	(0.61)	10.29	6.81%		7,390	1.07%		0.90%		0.89%		1.33%
9/30/15[i]	10.87	0.10	(0.49)	(0.39)	(0.07)	(0.18)	(0.25)	10.23	(3.67%	)[b]	7,340	1.06%	[a]	0.89%	[a]	0.89%	[a,z]	1.26%	[a]
12/31/14	11.74	0.25	(0.02)	0.23	(0.12)	(0.98)	(1.10)	10.87	1.89%		12,994	1.01%		0.88%		0.88%	[z]	2.12%
Service Class
3/31/20[r]	$10.98	$0.05	$(0.84)	$(0.79)	$(0.10)	$(0.27)	$(0.37)	$9.82	(7.59%	)[b]	$3,621	1.14%	[a]	1.00%	[a]	0.99%	[a]	0.96%	[a]
9/30/19	11.16	0.15	0.11	0.26	(0.10)	(0.34)	(0.44)	10.98	2.74%		3,965	1.13%		1.00%		0.99%		1.40%
9/30/18	11.14	0.13	0.15	0.28	(0.23)	(0.03)	(0.26)	11.16	2.50%		4,587	1.16%		0.99%		0.99%	[z]	1.20%
9/30/17	10.14	0.12	0.95	1.07	(0.07)	-	(0.07)	11.14	10.66%		11,011	1.20%		1.01%		0.99%		1.12%
9/30/16	10.08	0.12	0.54	0.66	(0.06)	(0.54)	(0.60)	10.14	6.79%		11,890	1.17%		1.00%		0.99%		1.23%
9/30/15[i]	10.72	0.10	(0.49)	(0.39)	(0.07)	(0.18)	(0.25)	10.08	(3.72%	)[b]	15,267	1.16%	[a]	0.99%	[a]	0.99%	[a,z]	1.21%	[a]
12/31/14	11.74	0.19	0.03	0.22	(0.26)	(0.98)	(1.24)	10.72	1.80%		11,605	1.14%		0.99%		0.99%	[z]	1.61%
Administrative Class
3/31/20[r]	$11.34	$0.05	$(0.87)	$(0.82)	$(0.09)	$(0.27)	$(0.36)	$10.16	(7.64%	)[b]	$6,280	1.24%	[a]	1.10%	[a]	1.09%	[a]	0.85%	[a]
9/30/19	11.50	0.14	0.13	0.27	(0.09)	(0.34)	(0.43)	11.34	2.71%		7,466	1.23%		1.10%		1.09%		1.31%
9/30/18	11.48	0.14	0.13	0.27	(0.22)	(0.03)	(0.25)	11.50	2.32%		8,687	1.26%		1.09%		1.09%	[z]	1.19%
9/30/17	10.44	0.11	0.99	1.10	(0.06)	-	(0.06)	11.48	10.59%		9,916	1.30%		1.11%		1.09%		1.03%
9/30/16	10.36	0.11	0.55	0.66	(0.04)	(0.54)	(0.58)	10.44	6.61%		9,991	1.27%		1.10%		1.09%		1.11%
9/30/15[i]	11.02	0.09	(0.50)	(0.41)	(0.07)	(0.18)	(0.25)	10.36	(3.80%	)[b]	14,055	1.26%	[a]	1.09%	[a]	1.09%	[a,z]	1.09%	[a]
12/31/14	12.03	0.18	0.03	0.21	(0.24)	(0.98)	(1.22)	11.02	1.70%		16,936	1.25%		1.10%		1.10%	[z]	1.50%

	Six months ended March 31, 2020[b,r]	Year ended September 30				Period ended September 30, 2015[b]	Year ended December 31 2014
		2019	2018	2017	2016
Portfolio turnover rate	132%	174%	145%	153%	171%	90%	94%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
y	Short sale dividend and loan expense incurred as a result of entering into short sales is included in the Fund’s net expenses in the Consolidated Statement of Operations.
z	Amount of short sale dividend and loan expense had no impact on the ratio of expenses to average daily net assets.

The accompanying notes are an integral part of the consolidated financial statements.

36

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers (including short sale dividend and loan expense)[y]		Ratio of expenses to average daily net assets after expense waivers (including short sale dividend and loan expense)[j],y		Ratio of expenses to average daily net assets after expense waivers (excluding short sale dividend and loan expense)[j]		Net investment income (loss) to average daily net assets (including short sale dividend and loan expense)
Class A
3/31/20[r]	$10.94	$0.03	$(0.83)	$(0.80)	$(0.06)	$(0.27)	$(0.33)	$9.81	(7.68%	)[b]	$2,161	1.49%	[a]	1.35%	[a]	1.34%	[a]	0.60%	[a]
9/30/19	11.10	0.11	0.12	0.23	(0.05)	(0.34)	(0.39)	10.94	2.42%		2,523	1.49%		1.35%		1.34%		1.04%
9/30/18	11.08	0.11	0.11	0.22	(0.17)	(0.03)	(0.20)	11.10	2.00%		3,836	1.52%		1.34%		1.34%	[z]	0.96%
9/30/17	10.07	0.08	0.97	1.05	(0.04)	-	(0.04)	11.08	10.42%		3,873	1.55%		1.36%		1.34%		0.77%
9/30/16	10.01	0.09	0.52	0.61	(0.01)	(0.54)	(0.55)	10.07	6.26%		5,748	1.52%		1.35%		1.34%		0.87%
9/30/15[i]	10.67	0.07	(0.48)	(0.41)	(0.07)	(0.18)	(0.25)	10.01	(3.93%	)[b]	6,922	1.51%	[a]	1.34%	[a]	1.34%	[a,z]	0.85%	[a]
12/31/14	11.69	0.15	0.03	0.18	(0.22)	(0.98)	(1.20)	10.67	1.42%		8,694	1.50%		1.35%		1.35%	[z]	1.26%
Class R4
3/31/20[r]	$10.83	$0.04	$(0.83)	$(0.79)	$(0.07)	$(0.27)	$(0.34)	$9.70	(7.71%	)[b]	$5,459	1.39%	[a]	1.25%	[a]	1.24%	[a]	0.70%	[a]
9/30/19	11.00	0.12	0.12	0.24	(0.07)	(0.34)	(0.41)	10.83	2.57%		7,021	1.39%		1.25%		1.24%		1.17%
9/30/18	11.00	0.12	0.11	0.23	(0.20)	(0.03)	(0.23)	11.00	2.10%		9,324	1.41%		1.24%		1.24%	[z]	1.05%
9/30/17	10.01	0.08	0.97	1.05	(0.06)	-	(0.06)	11.00	10.53%		10,527	1.45%		1.26%		1.24%		0.82%
9/30/16	9.99	0.11	0.51	0.62	(0.06)	(0.54)	(0.60)	10.01	6.46%		16,392	1.42%		1.25%		1.24%		1.10%
9/30/15[i]	10.65	0.08	(0.49)	(0.41)	(0.07)	(0.18)	(0.25)	9.99	(3.84%	)[b]	2,642	1.41%	[a]	1.24%	[a]	1.24%	[a,z]	0.93%	[a]
12/31/14[h]	11.73	0.11	0.03	0.14	(0.24)	(0.98)	(1.22)	10.65	1.15%	[b]	101	1.41%	[a]	1.24%	[a]	1.24%	[a,z]	1.20%	[a]
Class R3
3/31/20[r]	$10.78	$0.02	$(0.82)	$(0.80)	$(0.05)	$(0.27)	$(0.32)	$9.66	(7.81%	)[b]	$9,315	1.65%	[a]	1.50%	[a]	1.49%	[a]	0.44%	[a]
9/30/19	10.95	0.10	0.11	0.21	(0.04)	(0.34)	(0.38)	10.78	2.31%		10,533	1.63%		1.50%		1.49%		0.92%
9/30/18	10.95	0.09	0.12	0.21	(0.18)	(0.03)	(0.21)	10.95	1.88%		14,074	1.67%		1.49%		1.49%	[z]	0.82%
9/30/17	9.98	0.07	0.95	1.02	(0.05)	-	(0.05)	10.95	10.23%		14,001	1.70%		1.51%		1.49%		0.64%
9/30/16	9.98	0.08	0.52	0.60	(0.06)	(0.54)	(0.60)	9.98	6.16%		10,403	1.67%		1.50%		1.49%		0.83%
9/30/15[i]	10.65	0.06	(0.48)	(0.42)	(0.07)	(0.18)	(0.25)	9.98	(4.03%	)[b]	2,587	1.66%	[a]	1.49%	[a]	1.49%	[a,z]	0.73%	[a]
12/31/14[h]	11.73	0.08	0.04	0.12	(0.22)	(0.98)	(1.20)	10.65	0.97%	[b]	101	1.66%	[a]	1.49%	[a]	1.49%	[a,z]	0.95%	[a]

The accompanying notes are an integral part of the consolidated financial statements.

37

Notes to Consolidated Financial Statements (Unaudited)

1.	The Fund

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The MassMutual Select BlackRock Global Allocation Fund (the “Fund”) is a series of the Trust.

Each share class of the Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Fund’s Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Fund in the preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the consolidated financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Basis of Consolidation

The accompanying consolidated financial statements for the Fund include the accounts of MassMutual Select Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related investments consistent with the Fund’s investment objectives and policies as stated in its Prospectus and Statement of Additional Information. The Subsidiary allows the Fund to hold these commodity-related investments and still satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions have been eliminated. As of March 31, 2020, the Fund’s net assets were $513,870,517, of which $15,459,698 or 3.01%, represents the Subsidiary’s net assets.

Investment Valuation

The net asset value of the Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. The Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, the Fund’s net asset value generally is not calculated and the Fund does not anticipate accepting buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal

38

Notes to Consolidated Financial Statements (Unaudited) (Continued)

market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Fund’s Valuation Committee1 in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. The Fund’s Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Fund’s Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Fund to a significant extent. The value determined for an investment using the Fund’s fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Fund may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Fund does not price its shares. As a result, the values of the Fund’s portfolio securities may change on days when the prices of the Fund’s shares are not calculated. The prices of the Fund’s shares will reflect any such changes when the prices of the Fund’s shares are next calculated, which is the next business day. The Fund may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Fund values its securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Fund’s investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Fund calculates its net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Fund’s subadviser utilizes one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

[1]

The voting members of the Valuation Committee consist of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO, Secretary, and Assistant Secretaries) of the Trust, as well as such other members as the Trustees may from time to time designate. The non-voting members of the Valuation Committee consist of the CCO, Secretary, and Assistant Secretaries. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Fund’s pricing procedures in general.

39

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by the Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date the Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Fund can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

40

Notes to Consolidated Financial Statements (Unaudited) (Continued)

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The following is the aggregate value by input level, as of March 31, 2020, for the Fund’s investments:

	Level 1	Level 2	Level 3		Total
Asset Investments
Common Stock*
Australia	$-	$206,661	$56,963	**	$263,624
Austria	-	199,508	-		199,508
Belgium	-	361,561	-		361,561
Bermuda	295,751	520,556	-		816,307
Brazil	723,774	-	-		723,774
Canada	2,876,352	-	-		2,876,352
Cayman Islands	3,365,545	5,298,393	-		8,663,938
Chile	59,621	-	-		59,621
China	-	4,501,215	-		4,501,215
Denmark	-	13,928	-		13,928
Finland	-	1,163,243	-		1,163,243
France	-	9,842,148	-		9,842,148
Germany	-	6,058,735	-		6,058,735
Hong Kong	-	5,031,497	-		5,031,497
India	-	2,785,554	-		2,785,554
Indonesia	-	159,286	-		159,286
Ireland	234,890	-	-		234,890
Italy	-	6,803,271	-		6,803,271
Japan	-	14,233,634	-		14,233,634
Mexico	10,498	-	-		10,498
Netherlands	1,035,424	8,792,214	-		9,827,638
Poland	-	6,085	-		6,085
Portugal	-	172,555	-		172,555
Republic of Korea	-	735,812	-		735,812
Saudi Arabia	-	2,202	-		2,202
Singapore	-	1,834,495	-		1,834,495
South Africa	-	36,414	-		36,414
Spain	-	1,291,591	-		1,291,591
Sweden	-	36,935	-		36,935
Switzerland	1,105,483	6,124,602	-		7,230,085
Taiwan	-	4,684,188	-		4,684,188
Thailand	357,547	50,522	-		408,069
Turkey	-	50,316	-		50,316
United Kingdom	774,439	6,477,108	-	+**	7,251,547
United States	180,136,201	18,197	17,516	**	180,171,914
Preferred Stock*
Brazil	138,767	-	-		138,767
Germany	-	902,505	-		902,505
United States	1,060,280	-	2,499,853	**	3,560,133
Bank Loans	-	2,147,786	-		2,147,786
Corporate Debt	-	26,513,691	2,270,427	**	28,784,118
Non-U.S. Government Agency Obligations	-	515,235	-		515,235

41

Notes to Consolidated Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Asset Investments (Continued)
Sovereign Debt Obligations	$-	$32,640,481	$-	$32,640,481
U.S. Government Agency Obligations and Instrumentalities	-	8,693,946	-	8,693,946
U.S. Treasury Obligations	-	54,491,961	-	54,491,961
Mutual Funds	19,453,204	-	-	19,453,204
Purchased Options	1,104,323	1,303,052	-	2,407,375
Short-Term Investments	-	92,965,617	-	92,965,617

Total Investments	$212,732,099	$307,666,700	$4,844,759	$525,243,558

Liability Investments
Equities Sold Short	$-	$(825,363)	$-	$(825,363)

Asset Derivatives
Forward Contracts	$-	$2,644,617	$-	$2,644,617
Futures Contracts	1,433,392	-	-	1,433,392
Swap Agreements	-	810,127	-	810,127

Total	$1,433,392	$3,454,744	$-	$4,888,136

Liability Derivatives
Forward Contracts	$-	$(4,774,720)	$-	$(4,774,720)
Futures Contracts	(457,810)	-	-	(457,810)
Swap Agreements	-	(1,788,763)	-	(1,788,763)
Written Options	(2,995,478)	(2,730,417)	-	(5,725,895)

Total	$(3,453,288)	$(9,293,900)	$-	$(12,747,188)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their respective foreign markets, as applicable.

**

None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund(s). Level 3 investments at the end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2020 is not presented.

+	Represents a security at $0 value as of March 31, 2020.

The assets and liabilities shown in the Consolidated Statement of Assets and Liabilities related to: investments sold/purchased on a when-issued basis, collateral pledged for equities sold short, collateral pledged/held for open derivatives, collateral held for securities on loan, and amounts due to custodian, approximate fair value, which would be categorized at Level 2, as of March 31, 2020

The Fund had Level 3 transfers during the period ended March 31, 2020; however, none of the transfers individually or collectively had a material impact on the Fund.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. The Fund may not be able to close out a derivative transaction at a favorable time or price.

42

Notes to Consolidated Financial Statements (Unaudited) (Continued)

At March 31, 2020, and during the period then ended, the Fund had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Asset Derivatives
Forward Contracts*	$-	$-	$2,644,617	$-	$2,644,617
Futures Contracts^^	-	265,469	-	1,167,923	1,433,392
Swap Agreements*	-	40,072	-	-	40,072
Swap Agreements^^,^^^	84,959	-	-	685,096	770,055
Purchased Options*,^^^	-	1,104,845	-	-	1,104,845
Purchased Options*	-	502,492	591,441	208,597	1,302,530

Total Value	$84,959	$1,912,878	$3,236,058	$2,061,616	$7,295,511

Liability Derivatives
Forward Contracts^	$-	$-	$(4,774,720)	$-	$(4,774,720)
Futures Contracts^^	-	(437,142)	-	(20,668)	(457,810)
Swap Agreements^	-	(256,555)	-	-	(256,555)
Swap Agreements^^,^^^	(12,252)	-	-	(1,519,956)	(1,532,208)
Written Options^,^^^	-	(2,996,266)	-	-	(2,996,266)
Written Options^	-	(2,234,348)	(160,432)	(334,849)	(2,729,629)

Total Value	$(12,252)	$(5,924,311)	$(4,935,152)	$(1,875,473)	$(12,747,188)

Realized Gain (Loss)#
Forward Contracts	$-	$-	$(799,248)	$-	$(799,248)
Futures Contracts	-	4,347,213	-	2,704,977	7,052,190
Swap Agreements	11,101	(223,629)	-	(2,821)	(215,349)
Purchased Options	-	740,017	(553,163)	(548,480)	(361,626)
Written Options	-	592,123	364,205	406,859	1,363,187

Total Realized Gain (Loss)	$11,101	$5,455,724	$(988,206)	$2,560,535	$7,039,154

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$-	$(1,454,772)	$-	$(1,454,772)
Futures Contracts	-	1,356,901	-	-	1,356,901
Swap Agreements	484,972	(310,462)	-	(792,386)	(617,876)
Purchased Options	-	(37,833)	232,576	189,940	384,683
Written Options	-	(1,956,448)	238,578	(58,544)	(1,776,414)

Total Change in Appreciation (Depreciation)	$484,972	$(947,842)	$(983,618)	$(660,990)	$(2,107,478)

*	Consolidated Statement of Assets and Liabilities location: Investments, at value, or Receivables from: open forward contracts or open swap agreements, at value, as applicable.
^	Consolidated Statement of Assets and Liabilities location: Payables for: open forward contracts, open swap agreements, at value, or written options outstanding, at value, as applicable.
^^

Cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps is reported in “Futures Contracts” and “Swap Agreements” in the Fund’s Consolidated Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Consolidated Statement of Assets and Liabilities.

^^^	Represents centrally cleared swaps or exchange-traded purchased/written options, which are not subject to a master netting agreement or similar agreement.
#

Consolidated Statement of Operations location: Amounts are included in net realized gain (loss) on: investment transactions, futures contracts, written options, swap agreements, or forward contracts, as applicable.

##

Consolidated Statement of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, futures contracts, written options, swap agreements, or forward contracts, as applicable.

43

Notes to Consolidated Financial Statements (Unaudited) (Continued)

For the period ended March 31, 2020, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

Number of Contracts, Notional Amounts, or Shares/Units†
Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Purchased Swaptions	Written Options	Written Swaptions
826	$119,569,818	$70,296,157	112,270,950	$76,344,757	26,555,222	$89,205,727

†

Amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, purchased swaptions and written swaptions, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended March 31, 2020.

The Consolidated Portfolio of Investments included in the Fund’s financial statements shows the assets or liabilities of the Fund associated with individual derivatives transactions. The terms of many of those transactions contemplate that derivatives receivables and payables between the same two parties may be netted and that the parties will collateralize certain obligations. The following tables provide an illustration of the possible effect of netting provisions and of collateral (delivered or received) on the Fund’s derivatives exposure as of March 31, 2020. Netting arrangements vary among different counterparties, and the actual disposition of derivatives receivables and payables, and of collateral, in a bankruptcy or insolvency can be complicated and difficult to predict.

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) or similar agreement and net of the related collateral received by the Fund as of March 31, 2020.

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Bank of America N.A.	$740,364	$(548,323)	$(18,000)	$174,041
Barclays Bank PLC	36,804	(36,804)	-	-
BNP Paribas SA	442,721	(442,721)	-	-
Citibank N.A.	402,294	(402,294)	-	-
Credit Suisse International	265,977	(265,977)	-	-
Deutsche Bank AG	344,325	(344,325)	-	-
Goldman Sachs International	46,462	(46,462)	-	-
HSBC Bank PLC	149,035	(149,035)	-	-
JP Morgan Chase Bank N.A.	540,376	(540,376)	-	-
Morgan Stanley & Co. LLC	464,104	(464,104)	-	-
Nomura International PLC	6,057	(6,057)	-	-
Societe Generale	315,934	(158,220)	(157,714)	-
UBS AG	232,766	(232,766)	-	-

	$3,987,219	$(3,637,464)	$(175,714)	$174,041

44

Notes to Consolidated Financial Statements (Unaudited) (Continued)

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under an MNA or similar agreement and net of the related collateral pledged by the Fund as of March 31, 2020.

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
Bank of America N.A.	$(548,323)	$548,323	$-	$-
Barclays Bank PLC	(816,996)	36,804	-	(780,192)
BNP Paribas SA	(457,680)	442,721	-	(14,959)
Citibank N.A.	(699,641)	402,294	-	(297,347)
Citigroup Global Markets Inc.	(45,233)	-	-	(45,233)
Credit Suisse International	(513,804)	265,977	-	(247,827)
Deutsche Bank AG	(380,915)	344,325	-	(36,590)
Goldman Sachs International	(541,302)	46,462	-	(494,840)
HSBC Bank PLC	(500,897)	149,035	-	(351,862)
JP Morgan Chase Bank N.A.	(1,236,269)	540,376	-	(695,893)
Morgan Stanley & Co. LLC	(921,022)	464,104	-	(456,918)
Nomura International PLC	(248,680)	6,057	-	(242,623)
Societe Generale	(158,220)	158,220	-	-
UBS AG	(691,922)	232,766	459,156	-

	$(7,760,904)	$3,637,464	$459,156	$(3,664,284)

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†

The amount presented here may be less than the total amount shown in the Consolidated Statement of Assets and Liabilities as some derivatives held by the counterparty are not covered within an MNA or similar agreement.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. Typically, the Fund and counterparties are not permitted to sell, re-pledge, or use the collateral they receive.

Further details regarding the derivatives and other investments held by the Fund during the period ended March 31, 2020, are discussed below.

Foreign Currency Exchange Transactions

The Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

Forward Foreign Currency Contracts and Foreign Currency Options. The Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and the Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. The Fund may also buy and sell options on currencies. When the Fund buys an option, its loss should generally be limited to the amount of the premium paid and any transaction costs. If the Fund sells an option on a currency, it is subject generally to the same risks as if it had entered into a futures contract or forward contract with respect to that currency. The Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce the Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

45

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Whenever the Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If the Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that the Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Fund as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

The Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

Futures Contracts

The Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. The Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed income security, during a specified future period at a specified price. The Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for the Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When the Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

46

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When the Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. The Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Total Return Swaps. The Fund also may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. The Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. The Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of the Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. The Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions). The Fund may also enter into contracts for difference, which are similar to total return swaps.

Credit Default Swaps. The Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When the Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If the Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment and stream of continuing payments under the swap. When the Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When the Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever the Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the

47

Notes to Consolidated Financial Statements (Unaudited) (Continued)

seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and the Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. The Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. The Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, the Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on the Fund’s Consolidated Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Fund’s Consolidated Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on the Fund’s Consolidated Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, the Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by the Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Consolidated Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Consolidated Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Fund are recorded in the accompanying Consolidated Statement of Operations as realized gains and losses, respectively.

The Fund’s current exposure to a counterparty is the fair value of the transaction.

Options, Rights, and Warrants

The Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. The Fund may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio of debt securities or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

48

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. The Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When the Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. The Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security the Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security the Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. The Fund may not be able to close out a call option that it has previously written. The Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. The Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. The Fund may not be able to close out a put option that it has previously written.

When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. The Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. The Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. The Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When the Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by the Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

OTC Options. OTC options purchased or sold by the Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between the Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to

49

Notes to Consolidated Financial Statements (Unaudited) (Continued)

perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result the Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. The Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When the Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Inflation-Linked Securities

Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.

Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.

The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If the Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.

Bank Loans

The Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. The Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by

50

Notes to Consolidated Financial Statements (Unaudited) (Continued)

the agent to fulfill its obligations may delay or adversely affect receipt of payment by the Fund. The Fund may also invest in loans through novations, assignments, and participation interests. In a novation, the Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When the Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If the Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, the Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At March 31, 2020, the Fund had no unfunded loan commitments.

Short Sales

A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale on a security, it must borrow the security sold short and deliver it to a broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon the conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, which could be unlimited, in cases where the Fund is unable for whatever reason to close out its short position; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely impacted by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Repurchase Agreements

The Fund may enter into repurchase agreements with certain banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

The Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, the Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although the Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in the Fund’s portfolio and increase the volatility of the Fund. If the Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

51

Notes to Consolidated Financial Statements (Unaudited) (Continued)

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Fund records on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Fund records a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Securities Lending

The Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Fund’s securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between the Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by the Fund to approved borrowers (each, a “Borrower”).

The Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the Fund and any additional collateral is delivered to the Fund the next business day. The Fund bears the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Fund may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Fund in the event of default by a Borrower with respect to a loan. The Fund receives compensation for lending its securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2020, the Fund’s collateral was equal to or greater than 100% of the market value of securities on loan.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

The Fund employs the Agent to implement its securities lending program and the Agent receives a fee from the Fund for its services. In addition, the Fund may be required to pay a rebate to the Borrower. Accordingly, the Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. Income received by the Fund in securities lending transactions during the period ended March 31, 2020, is reflected as securities lending income on the Consolidated Statement of Operations.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income, dividend expense, and realized capital gain distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund determines the classification of distributions received as return of capital distributions or capital gain distributions.

52

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Fund and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Fund, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets or another alternative method.

Foreign Securities

The Fund invests a significant amount of its assets in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is the Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Fund would not be subject to federal income taxes on its ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to its shareholders. Therefore, the Fund has not made any provision for federal income tax.

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of the Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

53

Notes to Consolidated Financial Statements (Unaudited) (Continued)

3. Advisory Fee and Other Transactions

Investment Advisory Fee and Investment Subadviser

MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), serves as investment adviser to the Fund. Under an investment advisory agreement between MML Advisers and the Trust on behalf of the Fund, MML Advisers is responsible for providing investment management services for the Fund. In return for these services, MML Advisers receives an advisory fee, based upon the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the annual rate of 0.78% on the first $750 million; and 0.73% on any excess over $750 million.

MML Advisers has also entered into an investment subadvisory agreement with the unaffiliated investment subadviser, BlackRock Investment Management, LLC (“BlackRock”). MML Advisers pays a subadvisory fee to this subadviser based upon the average daily net assets of the Fund.

The Fund’s subadvisory fee is paid monthly by MML Advisers out of the advisory fee previously disclosed above.

BlackRock provides investment advisory services to the Subsidiary pursuant to an investment advisory agreement. The Subsidiary pays an advisory fee to BlackRock based upon the Subsidiary’s average daily net assets. The rate of this fee is equal to the subadvisory fee rate that MML Advisers pays BlackRock in respect to the Fund. The amount of the fee payable by MML Advisers to BlackRock in respect to the Fund for any period is reduced by the amount of the advisory fee payable by the Subsidiary to BlackRock for that period. Under the Fund’s investment advisory agreement, the amount of the advisory fee payable by the Fund to MML Advisers in respect to any period is also reduced by the amount of the advisory fee payable by the Subsidiary to BlackRock in respect to that period.

Administration Fees

Under an Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of the Fund, MML Advisers is obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Fund, at the following annual rates:

Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%

The Subsidiary also pays certain other expenses, including administrative, accounting services, custodian, and transfer agent fees. In respect to certain (but not all) of these fees, the Fund has entered into offsetting arrangements with its service providers which result in a reduction of certain of the Fund’s expenses with respect to those assets held by the Subsidiary. Certain of these reductions are reflected within expenses waived on the Consolidated Statement of Operations.

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to the Fund. Pursuant to a 12b-1 Plan adopted by the Trust, Class A shares and Class R4 shares of the Fund pay an annual fee of 0.25% of the average daily net assets of the class; and Class R3 shares of the Fund pay an annual fee of 0.50% of the average daily net assets of the class, to the Distributor. Such payments compensate the Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to the Fund’s shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

The Trust has entered into a separate Supplemental Shareholder Services Agreement with MassMutual, on behalf of Service Class shares, Administrative Class shares, and Class A shares of the Fund. Fees payable under the Supplemental Shareholder Services Agreement are intended to compensate MassMutual for its provision of shareholder services to the Fund’s investors and are

54

Notes to Consolidated Financial Statements (Unaudited) (Continued)

calculated and paid based on the average daily net assets attributable to the relevant share classes of the Fund separately, at the following annual rates: 0.05% for Service Class shares, and 0.15% for Administrative Class shares and Class A shares. MassMutual may pay these fees to other intermediaries for providing shareholder services to the Fund’s investors.

Expense Caps and Waivers

MML Advisers has agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2021 based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
0.79%	0.89%	0.99%	1.09%	1.34%	1.24%	1.49%

#	Acquired Fund Fees and Expenses are borne indirectly by the Fund through investments in other pooled investment vehicles.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Consolidated Statement of Operations.

Rebated Brokerage Commissions

The Fund has entered into agreements with certain brokers whereby the brokers will rebate to the Fund, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Fund and are included with realized gain or loss on investment transactions presented in the Consolidated Statement of Operations. For the period ended March 31, 2020, there were no brokerage commissions rebated under these agreements.

Deferred Compensation

Trustees of the Fund who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Fund’s books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Consolidated Statement of Assets and Liabilities.

Other

Certain officers and trustees of the Fund may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Fund.

The beneficial ownership of the Fund’s shares by affiliated parties at March 31, 2020, was 12.4%.

4. Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended March 31, 2020, were as follows:

Purchases		Sales
Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
$332,205,186	$325,563,921	$412,347,810	$296,680,110

55

Notes to Consolidated Financial Statements (Unaudited) (Continued)

5. Capital Share Transactions

Changes in shares outstanding for the Fund were as follows:

	Six Months Ended March 31, 2020		Year Ended September 30, 2019

	Shares	Amount	Shares	Amount

Class I
Sold	2,265,889	$24,563,276	4,360,626	$46,772,835
Issued as reinvestment of dividends	1,691,945	18,899,024	2,227,579	22,186,688
Redeemed	(3,947,588)	(43,561,727)	(5,607,359)	(59,671,161)

Net increase (decrease)	10,246	$(99,427)	980,846	$9,288,362

Class R5
Sold	136,267	$1,374,199	40,046	$438,605
Issued as reinvestment of dividends	11,800	133,929	19,648	198,646
Redeemed	(88,858)	(992,154)	(214,977)	(2,370,465)

Net increase (decrease)	59,209	$515,974	(155,283)	$(1,733,214)

Service Class
Sold	27,623	$291,913	25,804	$275,095
Issued as reinvestment of dividends	11,847	132,327	17,504	174,343
Redeemed	(31,882)	(329,789)	(93,389)	(980,007)

Net increase (decrease)	7,588	$94,451	(50,081)	$(530,569)

Administrative Class
Sold	20,904	$239,590	63,887	$710,622
Issued as reinvestment of dividends	19,345	223,624	29,544	304,003
Redeemed	(80,654)	(887,364)	(190,258)	(2,092,385)

Net increase (decrease)	(40,405)	$(424,150)	(96,827)	$(1,077,760)

Class A
Sold	9,015	$97,614	17,297	$183,645
Issued as reinvestment of dividends	6,805	76,010	10,723	106,693
Redeemed	(26,024)	(291,119)	(142,930)	(1,521,542)

Net increase (decrease)	(10,204)	$(117,495)	(114,910)	$(1,231,204)

Class R4
Sold	55,629	$609,590	220,393	$2,250,615
Issued as reinvestment of dividends	19,956	220,315	35,884	353,100
Redeemed	(161,270)	(1,668,119)	(455,247)	(4,818,225)

Net increase (decrease)	(85,685)	$(838,214)	(198,970)	$(2,214,510)

Class R3
Sold	250,365	$2,701,875	242,153	$2,515,546
Issued as reinvestment of dividends	32,630	358,928	48,234	473,178
Redeemed	(295,814)	(3,133,048)	(598,251)	(6,311,230)

Net increase (decrease)	(12,819)	$(72,245)	(307,864)	$(3,322,506)

Purchases of Class A shares are subject to a front-end sales charge of up to 5.50% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. For the period ended March 31, 2020, no amounts have been retained by the Distributor.

56

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Redemptions of Class A shares made within eighteen months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1% of the amount redeemed. The Distributor receives all contingent deferred sales charges. There were no contingent deferred sales charges imposed during the period ended March 31, 2020.

6. Federal Income Tax Information

At March 31, 2020, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund, as computed on a federal income tax basis, were as follows:

Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$551,451,875	$24,338,387	$(50,546,704)	$(26,208,317)

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the consolidated financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2019, was as follows:

Ordinary Income	Long Term Capital Gain
$6,177,358	$17,619,293

Capital accounts within the consolidated financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2019, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, deferred Trustee compensation, and other temporary basis adjustments.

At September 30, 2019, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
$15,342,244	$4,701,707	$(74,510)	$29,609,490

The Fund did not have any unrecognized tax benefits at March 31, 2020, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Consolidated Statement of Operations. During the period ended March 31, 2020, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

57

Notes to Consolidated Financial Statements (Unaudited) (Continued)

7. Indemnifications

Under the Fund’s organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

8. New Accounting Pronouncements

In March 2017, FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management has evaluated the impact of ASU 2017-08 and has adopted the disclosure requirements, and the impact, if any, is reflected within the Funds’ financial statements.

In August 2018, FASB issued Accounting Standards Update 2018-13 — Fair Value Measurement (Topic 820) Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy, and the valuation processes for Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated the impact of ASU 2018-13 and has early adopted the disclosure requirements and the impact, if any, is reflected within the Fund’s financial statements.

9. Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 has produced, and will likely continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, and global business disruption, and it may result in future significant adverse effects, such as exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession throughout the world. Such factors may have a significant adverse effect on the Fund’s performance and have the potential to impair the ability of the Fund’s investment adviser, subadviser, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.

58

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that the Fund’s investment adviser and subadviser use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Quarterly Reporting

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s EDGAR database on its website at http://www.sec.gov.

Liquidity Risk Management Program

In 2016, the SEC adopted Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of fund shareholders. Pursuant to the Liquidity Rule, the Fund has adopted a Liquidity Risk Management Program (the “Program”). The Program is administered by MML Advisers, which has established a Liquidity Risk Management Program Committee (the “Committee”) to oversee the required management, assessments, reviews, and reports for the Program.

The Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the periodic classification of the Fund’s investments into groupings that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on March 10, 2020, the Trustees received a report prepared by the Committee regarding the operation and effectiveness of the Program for the period December 1, 2018 through December 1, 2019. No significant liquidity events impacting the Fund or its ability to timely meet redemptions without dilution to existing shareholders were noted in the report. In addition, the Committee provided its assessment that the Program had been effective in managing the Fund’s liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

59

Other Information (Unaudited) (Continued)

Fund Expenses March 31, 2020

Expense Examples:

The following information is in regards to expenses for the six months ended March 31, 2020:

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended March 31, 2020.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred
Class I	$1,000	0.80%	$925.10	$3.85	$1,021.00	$4.04
Class R5	1,000	0.90%	924.20	4.33	1,020.50	4.55
Service Class	1,000	1.00%	924.10	4.81	1,020.00	5.05
Administrative Class	1,000	1.10%	923.60	5.29	1,019.50	5.55
Class A	1,000	1.35%	923.20	6.49	1,018.30	6.81
Class R4	1,000	1.25%	922.90	6.01	1,018.80	6.31
Class R3	1,000	1.50%	921.90	7.21	1,017.50	7.57

*

Expenses are calculated using the annualized expense ratio for the six months ended March 31, 2020, multiplied by the average account value over the period, multiplied by 183 days in the period, divided by 366 days in the year, unless stated otherwise.

60

Underwriter: MML Distributors, LLC 100 Bright Meadow Blvd. Enfield, Connecticut 06082-1981

© 2020 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001. All rights reserved. www.MassMutual.com. Investment Adviser: MML Investment Advisers, LLC	RS-49055-00

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MassMutual Select Target Allocation Funds and the MassMutual RetireSMARTSM by JPMorgan Funds Series of the MassMutual Select Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

Important Notice: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer, bank, or retirement plan recordkeeper). Instead, the reports will be made available on the Fund’s website (http://www.massmutual.com/funds), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you would like to receive shareholder reports and other communications electronically from the Fund and are either a direct investor in the Fund or MassMutual serves as your retirement plan recordkeeper, please call (800) 767-1000 extension 43012 or send your request to enroll to RSProspectusFulfillment@massmutual.com. If you have invested in the Fund through another financial intermediary (such as a broker-dealer, bank, or retirement plan recordkeeper), you can request electronic delivery by contacting that financial intermediary. Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest directly with the MassMutual Funds or MassMutual serves as your retirement plan recordkeeper, you can call (800) 767-1000 extension 43012 or send an email request to RSProspectusFulfillment@massmutual.com to inform the Funds or MassMutual that you wish to continue receiving paper copies of your shareholder reports. If you invest through a financial intermediary other than MassMutual, you can contact that financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held within the fund complex if you invest directly with a Fund.

MassMutual Select Target Allocation Funds and MassMutual RetireSMARTSM by JPMorgan Funds – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Eric Wietsma

“As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals.”

March 31, 2020

Welcome to the MassMutual Select Target Allocation Funds and MassMutual RetireSMARTSM by JPMorgan Funds Semiannual Report, covering the six months ended March 31, 2020.

Market Highlights

•	During the period, U.S. stock prices ended down nearly 20%, despite being up over 9% in the first half of the period, ending an 11-year bull market.

•	The COVID-19 pandemic escalated quickly, shuttering businesses and curtailing economic activity, causing concerned investors to sell stocks in favor of safer investments.

•	Markets rebounded in the second half of March in response to emergency interest rate cuts by the Federal Reserve Board (the Fed) and an unprecedented fiscal stimulus package from Congress.

•	Developed-market foreign stocks and emerging market stocks both trailed U.S. stock returns for the six-month period, though only slightly.

•	U.S. bonds ended the quarter in positive territory benefiting from falling interest rates and investors seeking safer investments due to expectations for a global economic downturn.

Market Commentary

For the six months beginning on October 1, 2019, global stock investors experienced negative returns. U.S. stocks rose steadily in the first half of the period, buoyed by the lower interest rates and expectations for strong economic growth and rising corporate earnings. Then the COVID-19 pandemic struck, shuttering businesses and curtailing economic activity, causing U.S. stocks to fall sharply during the second half of the period.

Volatility is the tendency for markets to fluctuate unpredictably and is a normal risk of investing. Volatility resurfaced in the first quarter of 2020 with the S&P 500® Index* gaining or losing three percent of its value on 19 different days during the quarter. The VIX, a measure of market expectation of near term volatility conveyed by stock index option prices, achieved an all-time high of 82.69 on March 16th. Volatility receded somewhat by the end of the period in response to emergency interest rate cuts by the Fed and an unprecedented fiscal stimulus package from Congress.

As a result, the broad market S&P 500 delivered a loss of 12.31% for the period. The technology-heavy NASDAQ Composite Index held up much better, managing to lose only 3.23%. The more economically sensitive Dow Jones Industrial Average lost just 17.58% for the period. Small-cap stocks underperformed their larger peers while growth stocks significantly outperformed their value peers.

The market sell-off and subsequent recovery affected sectors differently. The information technology and health care sectors fared best as these sectors were expected to be less impacted by the COVID-19 pandemic. The energy and financial services sectors experienced the biggest losses due to

*

Indexes referenced, other than the MSCI Indexes, are unmanaged, do not incur fees, expenses, or taxes, and cannot be purchased directly for investment. The MSCI Indexes are unmanaged, do not incur fees or expenses, and cannot be purchased directly for investment.

(Continued)

1

MassMutual Select Target Allocation Funds and MassMutual RetireSMARTSM by JPMorgan Funds – President’s Letter to Shareholders (Unaudited) (Continued)

expectations of a sharp downturn in global economic growth and lower interest rates, respectively. West Texas Intermediate (WTI) crude oil prices ended the period at just $20.51 per barrel, down 62% during the period.

Developed international stock markets, as measured by the MSCI EAFE® Index, trailed their domestic peers, falling 16.52% for the six month period. Japanese stocks fared much better than European stocks as a result of Japan responding quickly and effectively to halt the spread of COVID-19 within its borders. Emerging-market stock markets, as measured in the MSCI Emerging Markets Index, fared only slightly better, falling 14.55% for the period.

In these unprecedented times the Fed asserted its influence on markets during the period through two emergency interest rate cuts in March. On March 3rd, the Fed slashed interest rates by half a percentage point citing that the “the coronavirus poses evolving risks to economic activity.” On March 15th, the Fed cut interest rates to nearly zero percent saying it would maintain the low rates “until it is confident that the economy has weathered recent events and is on track to achieve its maximum employment and price stability goals.” These are the first emergency interest rate cuts since 2008. Congress also played its part, delivering a roughly $2 trillion coronavirus response bill intended to keep businesses and individuals afloat during these unprecedented times.

Investors entered the period with expectations of stable economic growth and rising corporate earnings and ended the period with expectations of a global recession. Bond yields rose slightly in the first half of the period, with the 10-year U.S. Treasury bond reaching 1.94% in early November before falling to a low of 0.54% in early March. Since falling yields drive bond prices up, the Bloomberg Barclays U.S. Aggregate Bond Index ended the period with a positive return of 3.33%. Investment-grade and high-yield corporate bonds did not fare as well on concerns that defaults would rise. The Bloomberg Barclays U.S. Corporate Bond Index, which tracks investment-grade corporate bonds, ended the period down 2.49%. The Bloomberg Barclays U.S. Corporate High Yield Index performed even worse, ending the period down 10.40%, on concerns over rising defaults, especially in the energy sector.

Review and maintain your strategy

MassMutual is committed to helping people secure their long-term future and protect the ones they love. While the return of volatility and the reality of market sell-offs can test an investor’s mettle, we’d like to remind you as a retirement investor that it’s important to maintain perspective and have realistic expectations about the future performance of your investment accounts. As described in this report, financial markets can reverse suddenly with little or no notice. Our multi-managed and sub-advised mutual funds tap into the deep expertise of seasoned asset managers who are committed to helping long-term investors prepare for retirement – in all market conditions. As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals. Thank you for your confidence in MassMutual.

Sincerely,

Eric Wietsma

President

© 2020 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001. All rights reserved. www.MassMutual.com Underwriter: MML Distributors, LLC. (MMLD) Member FINRA and SIPC (www.FINRA.org and www.SIPC.org), 100 Bright Meadow Blvd., Enfield, CT 06082. MMLD is a wholly-owned subsidiary of MassMutual. Investment advisory services provided to the Funds by MML Investment Advisers, LLC (MML Advisers), a wholly-owned subsidiary of MassMutual. The information provided is the opinion of MML Advisers as of 4/1/20 and is subject to change without notice. It is not to be construed as tax, legal, or investment advice. Of course, past performance does not guarantee future results.

2

MassMutual Select Target Allocation Funds – Portfolio Summaries (Unaudited)

What are the investment approaches of the Funds that constitute the MassMutual Select Target Allocation Series*, and who is the Series’ investment adviser?

The MassMutual Select Target Allocation Series (the “Series”) comprises four Funds – each of which has a “fund of funds” structure. The four Funds are MassMutual Select 20/80 Allocation Fund, MassMutual Select 40/60 Allocation Fund, MassMutual Select 60/40 Allocation Fund, and MassMutual Select 80/20 Allocation Fund. All Funds in the Series seek to achieve as high a total return over time as is considered consistent with prudent investment risk, preservation of capital, and recognition of the Funds’ stated asset allocation.

* As of February 1, 2020, the MassMutual (“MM”) RetireSMART (risk-based) Series, comprised of four funds – MM RetireSMART Conservative Fund, MM RetireSMART Moderate Fund, MM RetireSMART Moderate Growth Fund, and MM RetireSMART Growth Fund – have been rebranded as the MassMutual Select Target Allocation Funds.

Each Fund seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy. Underlying Funds will include a combination of MassMutual Select Funds and MassMutual Premier Funds (advised by MML Investment Advisers, LLC (MML Advisers), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (MassMutual)), and may also include Barings Funds (advised by Barings LLC (Barings), a wholly-owned, indirect subsidiary of MassMutual) and other, non-affiliated mutual funds. The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments. The Series’ investment adviser is MML Advisers.

Each Fund’s assets are allocated among its Underlying Funds according to an asset allocation strategy, as follows:

•

MassMutual Select 20/80 Allocation Fund: The Fund typically invests approximately 20% of its assets in equity and similar funds and approximately 80% in fixed income funds, including money market funds.

•

MassMutual Select 40/60 Allocation Fund: The Fund typically invests approximately 40% of its assets in equity and similar funds and approximately 60% in fixed income funds, including money market funds.

•

MassMutual Select 60/40 Allocation Fund: The Fund typically invests approximately 60% of its assets in equity and similar funds and approximately 40% in fixed income funds, including money market funds.

•

MassMutual Select 80/20 Allocation Fund: The Fund typically invests approximately 80% of its assets in equity and similar funds and approximately 20% in fixed income funds, including money market funds.

3

MassMutual Select Target Allocation Funds – Portfolio Summaries (Unaudited) (Continued)

MassMutual Select 20/80 Allocation Fund Asset Allocation (% of Net Assets) on 3/31/20

Fixed Income Funds	80.3%
Equity Funds	19.8%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MassMutual Select 40/60 Allocation Fund Asset Allocation (% of Net Assets) on 3/31/20

Fixed Income Funds	59.2%
Equity Funds	40.9%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MassMutual Select 60/40 Allocation Fund Asset Allocation (% of Net Assets) on 3/31/20

Equity Funds	61.0%
Fixed Income Funds	39.1%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MassMutual Select 80/20 Allocation Fund Asset Allocation (% of Net Assets) on 3/31/20

Equity Funds	75.9%
Fixed Income Funds	24.1%

Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%

Net Assets	100.0%

4

MassMutual RetireSMARTSM by JPMorgan (target-date) Funds – Portfolio Summaries (Unaudited)

What are the investment approaches of the Funds that constitute the MassMutual RetireSMARTSM by JPMorgan (target date) Series, and who are the Series’ investment adviser and subadviser?

The MassMutual (“MM”) RetireSMART by JPMorgan (target date) Series (the “Series”) comprises 10 Funds – each of which has a “fund of funds” structure.

The 10 Funds are MM RetireSMART by JPMorgan In Retirement Fund, MM RetireSMART by JPMorgan 2020 Fund, MM RetireSMART by JPMorgan 2025 Fund, MM RetireSMART by JPMorgan 2030 Fund, MM RetireSMART by JPMorgan 2035 Fund, MM RetireSMART by JPMorgan 2040 Fund, MM RetireSMART by JPMorgan 2045 Fund, MM RetireSMART by JPMorgan 2050 Fund, MM RetireSMART by JPMorgan 2055 Fund, and MM RetireSMART by JPMorgan 2060 Fund.

MM RetireSMART by JPMorgan In Retirement Fund seeks current income and some capital appreciation.

MM RetireSMART by JPMorgan 2020/2025/2030/2035/2040/2045/2050/2055/2060 Funds each seeks total return through the Fund’s asset allocation, which is designed to become more conservative over time. As each Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.

Each Fund seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire at age 65 around the year specified in the Fund’s name and likely to stop making new investments in the Fund at or around that time (or designed for investors who are retired or expect to retire soon for the MM RetireSMART by JPMorgan In Retirement Fund). Underlying Funds will include a combination of MassMutual Select Funds and MassMutual Premier Funds (advised by MML Investment Advisers, LLC (MML Advisers), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (MassMutual)) and J.P. Morgan Funds (advised by J.P. Morgan Investment Management Inc. (J.P. Morgan) or its affiliates), and may also include Barings Funds (advised by Barings LLC (Barings), a wholly-owned, indirect subsidiary of MassMutual) and other, non-affiliated mutual funds. The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments.

Non-affiliated Underlying Funds in which the Funds may invest are typically passively managed funds that seek to track the performance of a particular market index, which may be broad-based or relate to a particular sector, market, region, or industry. Each Fund is advised by MML Advisers and subadvised by J.P. Morgan. J.P. Morgan has responsibility for determining each Fund’s strategic asset allocation and tactical asset allocation. MML Advisers has overall responsibility for each Fund and for implementing those allocations through the selection of, and allocations to, Underlying Funds. Most of the Funds’ assets will typically be invested in mutual funds advised by MML Advisers, J.P. Morgan, or their affiliates, including typically a 15% to 35% allocation to mutual funds advised or subadvised by J.P. Morgan or its affiliates.

Each Fund’s assets are allocated to the Underlying Funds according to an asset allocation strategy, as follows:

•

MM RetireSMART by JPMorgan In Retirement Fund: Assets are allocated among Underlying Funds according to an asset allocation strategy that emphasizes fixed income and money market funds, but also includes smaller allocations to equity and certain other funds. The Fund is designed for use as part of an overall investment strategy by an investor who is already in retirement or expects to retire soon.

•

MM RetireSMART by JPMorgan 2020/2025/2030/2035/2040/2045/2050/2055/2060 Funds: For each Fund, assets are allocated among Underlying Funds according to an asset allocation strategy that generally becomes increasingly conservative until it reaches its most conservative strategic target allocations by the end of its target retirement year. It is intended that each Fund’s strategic target allocations will approximate those of the MM RetireSMART by JPMorgan In Retirement Fund by the end of its target retirement year.

5

MassMutual RetireSMARTSM by JPMorgan (target-date) Funds – Portfolio Summaries (Unaudited) (Continued)

MassMutual RetireSMART by JPMorgan In Retirement Fund Asset Allocation (% of Net Assets) on 3/31/20

Fixed Income Funds	69.7%
Equity Funds	30.4%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MassMutual RetireSMART by JPMorgan 2020 Fund Asset Allocation (% of Net Assets) on 3/31/20

Fixed Income Funds	66.5%
Equity Funds	33.6%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MassMutual RetireSMART by JPMorgan 2025 Fund Asset Allocation (% of Net Assets) on 3/31/20

Fixed Income Funds	51.2%
Equity Funds	48.9%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MassMutual RetireSMART by JPMorgan 2030 Fund Asset Allocation (% of Net Assets) on 3/31/20

Equity Funds	61.3%
Fixed Income Funds	38.8%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MassMutual RetireSMART by JPMorgan 2035 Fund Asset Allocation (% of Net Assets) on 3/31/20

Equity Funds	72.0%
Fixed Income Funds	28.1%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MassMutual RetireSMART by JPMorgan 2040 Fund Asset Allocation (% of Net Assets) on 3/31/20

Equity Funds	80.9%
Fixed Income Funds	19.2%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MassMutual RetireSMART by JPMorgan 2045 Fund Asset Allocation (% of Net Assets) on 3/31/20

Equity Funds	88.1%
Fixed Income Funds	12.0%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MassMutual RetireSMART by JPMorgan 2050 Fund Asset Allocation (% of Net Assets) on 3/31/20

Equity Funds	88.1%
Fixed Income Funds	12.0%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

6

MassMutual RetireSMARTSM by JPMorgan (target-date) Funds – Portfolio Summaries (Unaudited) (Continued)

MassMutual RetireSMART by JPMorgan 2055 Fund Asset Allocation (% of Net Assets) on 3/31/20

Equity Funds	88.1%
Fixed Income Funds	11.9%

Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%

Net Assets	100.0%

MassMutual RetireSMART by JPMorgan 2060 Fund Asset Allocation (% of Net Assets) on 3/31/20

Equity Funds	87.9%
Fixed Income Funds	11.9%

Total Long-Term Investments	99.8%
Other Assets & Liabilities	0.2%

Net Assets	100.0%

7

MassMutual Select 20/80 Allocation Fund – Portfolio of Investments

March 31, 2020 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 19.8%
DFA Commodity Strategy Portfolio	495,545	$2,125,888
Invesco Oppenheimer Real Estate Fund, Class R6	38,961	792,854
MassMutual Premier International Equity Fund, Class I (a)	66,898	696,406
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	78,705	816,954
MassMutual Select Blue Chip Growth Fund, Class I (a)	174,625	3,602,516
MassMutual Select Diversified Value Fund, Class I (a)	221,345	1,857,088
MassMutual Select Equity Opportunities Fund, Class I (a)	205,656	2,926,489
MassMutual Select Fundamental Value Fund, Class I (a)	342,100	2,110,754
MassMutual Select Growth Opportunities Fund, Class I (a)	118,729	828,731
MassMutual Select Mid Cap Growth Fund, Class I (a)	89,147	1,626,050
MassMutual Select Mid-Cap Value Fund, Class I (a)	170,181	1,597,996
MassMutual Select Overseas Fund, Class I (a)	407,114	2,634,026
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	28,373	322,315
MassMutual Select Small Cap Value Equity Fund, Class I (a)	82,770	595,945
MM Select Equity Asset Fund, Class I (a)	1,630,220	10,759,450
Vanguard Developed Markets Index Fund, Admiral Shares	279,547	2,991,157
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	32,491	904,227
Vanguard Mid-Cap Index Fund, Admiral Shares	9,620	1,568,976
Vanguard Small-Cap Index Fund, Admiral Shares	12,430	687,477

		39,445,299

Fixed Income Funds — 80.3%
Barings Global Floating Rate Fund, Class Y (a)	207,333	1,610,976
Invesco Oppenheimer International Bond Fund, Class R6	1,527,535	6,996,112
MassMutual Premier Core Bond Fund, Class I (a)	3,321,111	35,336,619
MassMutual Premier High Yield Fund, Class I (a)	221,737	1,707,374

	Number of Shares	Value
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	596,484	$6,161,682
MassMutual Premier Short-Duration Bond Fund, Class I (a)	3,071,922	28,783,909
MassMutual Select Strategic Bond Fund, Class I (a)	2,818,551	29,172,001
MassMutual Select Total Return Bond Fund, Class I (a)	3,420,687	35,062,038
Vanguard Long-Term Treasury Index Fund, Admiral Shares	10,439	351,172
Vanguard Total Bond Market Index Fund, Institutional Shares	1,307,977	14,832,463

		160,014,346

TOTAL MUTUAL FUNDS (Cost $209,205,631)		199,459,645

TOTAL LONG-TERM INVESTMENTS (Cost $209,205,631)		199,459,645

TOTAL INVESTMENTS — 100.1% (Cost $209,205,631) (b)		199,459,645

Other Assets/(Liabilities) — (0.1)%		(135,186)

NET ASSETS — 100.0%		$199,324,459

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

8

MassMutual Select 40/60 Allocation Fund – Portfolio of Investments

March 31, 2020 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 40.9%
DFA Commodity Strategy Portfolio	478,662	$2,053,460
Invesco Oppenheimer Real Estate Fund, Class R6	87,945	1,789,682
MassMutual Premier International Equity Fund, Class I (a)	173,004	1,800,971
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	180,835	1,877,070
MassMutual Select Blue Chip Growth Fund, Class I (a)	409,087	8,439,458
MassMutual Select Diversified Value Fund, Class I (a)	494,583	4,149,555
MassMutual Select Equity Opportunities Fund, Class I (a)	426,786	6,073,165
MassMutual Select Fundamental Value Fund, Class I (a)	747,974	4,614,997
MassMutual Select Growth Opportunities Fund, Class I (a)	265,704	1,854,611
MassMutual Select Mid Cap Growth Fund, Class I (a)	179,123	3,267,212
MassMutual Select Mid-Cap Value Fund, Class I (a)	340,999	3,201,983
MassMutual Select Overseas Fund, Class I (a)	944,793	6,112,811
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	77,864	884,535
MassMutual Select Small Cap Value Equity Fund, Class I (a)	226,925	1,633,859
MM Select Equity Asset Fund, Class I (a)	3,582,769	23,646,274
Vanguard Developed Markets Index Fund, Institutional Shares	599,924	6,425,188
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	70,531	1,962,890
Vanguard Mid-Cap Index Fund, Institutional Shares	94,312	3,398,078
Vanguard Small-Cap Index Fund, Admiral Shares	31,989	1,769,339

		84,955,138

Fixed Income Funds — 59.2%
Barings Global Floating Rate Fund, Class Y (a)	264,387	2,054,284
Invesco Oppenheimer International Bond Fund, Class R6	1,413,135	6,472,160
MassMutual Premier Core Bond Fund, Class I (a)	2,498,815	26,587,391
MassMutual Premier High Yield Fund, Class I (a)	287,035	2,210,168

	Number of Shares	Value
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	440,487	$4,550,228
MassMutual Premier Short-Duration Bond Fund, Class I (a)	2,415,737	22,635,452
MassMutual Select Strategic Bond Fund, Class I (a)	2,150,483	22,257,505
MassMutual Select Total Return Bond Fund, Class I (a)	2,569,792	26,340,364
Vanguard Long-Term Treasury Index Fund, Admiral Shares	11,179	376,060
Vanguard Total Bond Market Index Fund, Institutional Shares	830,100	9,413,335

		122,896,947

TOTAL MUTUAL FUNDS (Cost $228,121,615)		207,852,085

TOTAL LONG-TERM INVESTMENTS (Cost $228,121,615)		207,852,085

TOTAL INVESTMENTS — 100.1% (Cost $228,121,615) (b)		207,852,085

Other Assets/(Liabilities) — (0.1)%		(145,595)

NET ASSETS — 100.0%		$207,706,490

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

9

MassMutual Select 60/40 Allocation Fund – Portfolio of Investments

March 31, 2020 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 61.0%
DFA Commodity Strategy Portfolio	378,044	$1,621,809
Invesco Oppenheimer Real Estate Fund, Class R6	121,345	2,469,379
MassMutual Premier International Equity Fund, Class I (a)	274,612	2,858,709
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	300,639	3,120,632
MassMutual Select Blue Chip Growth Fund, Class I (a)	470,494	9,706,301
MassMutual Select Diversified Value Fund, Class I (a)	654,883	5,494,466
MassMutual Select Equity Opportunities Fund, Class I (a)	546,559	7,777,535
MassMutual Select Fundamental Value Fund, Class I (a)	857,359	5,289,904
MassMutual Select Growth Opportunities Fund, Class I (a)	350,123	2,443,859
MassMutual Select Mid Cap Growth Fund, Class I (a)	229,791	4,191,391
MassMutual Select Mid-Cap Value Fund, Class I (a)	437,355	4,106,765
MassMutual Select Overseas Fund, Class I (a)	1,307,148	8,457,250
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	123,891	1,407,401
MassMutual Select Small Cap Value Equity Fund, Class I (a)	364,713	2,625,935
MM Select Equity Asset Fund, Class I (a)	4,506,251	29,741,256
Vanguard Developed Markets Index Fund, Institutional Shares	813,792	8,715,718
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	151,068	3,196,597
Vanguard Mid-Cap Index Fund, Institutional Shares	128,166	4,617,832
Vanguard Small-Cap Index Fund, Institutional Shares	50,727	2,805,178

		110,647,917

Fixed Income Funds — 39.1%
Barings Global Floating Rate Fund, Class Y (a)	363,965	2,828,005
Invesco Oppenheimer International Bond Fund, Class R6	931,608	4,266,765
MassMutual Premier Core Bond Fund, Class I (a)	1,261,830	13,425,871
MassMutual Premier High Yield Fund, Class I (a)	442,716	3,408,916

	Number of Shares	Value
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	227,665	$2,351,783
MassMutual Premier Short-Duration Bond Fund, Class I (a)	1,394,948	13,070,667
MassMutual Select Strategic Bond Fund, Class I (a)	1,118,557	11,577,066
MassMutual Select Total Return Bond Fund, Class I (a)	1,348,224	13,819,296
Vanguard Long-Term Treasury Index Fund, Admiral Shares	12,266	412,612
Vanguard Total Bond Market Index Fund, Admiral Shares	516,796	5,860,463

		71,021,444

TOTAL MUTUAL FUNDS (Cost $208,695,994)		181,669,361

TOTAL LONG-TERM INVESTMENTS (Cost $208,695,994)		181,669,361

TOTAL INVESTMENTS — 100.1% (Cost $208,695,994) (b)		181,669,361

Other Assets/(Liabilities) — (0.1)%		(124,682)

NET ASSETS — 100.0%		$181,544,679

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

10

MassMutual Select 80/20 Allocation Fund – Portfolio of Investments

March 31, 2020 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 75.9%
DFA Commodity Strategy Portfolio	216,112	$927,118
Invesco Oppenheimer Real Estate Fund, Class R6	93,764	1,908,099
MassMutual Premier International Equity Fund, Class I (a)	190,191	1,979,892
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	231,057	2,398,368
MassMutual Select Blue Chip Growth Fund, Class I (a)	367,487	7,581,252
MassMutual Select Diversified Value Fund, Class I (a)	504,446	4,232,304
MassMutual Select Equity Opportunities Fund, Class I (a)	417,372	5,939,207
MassMutual Select Fundamental Value Fund, Class I (a)	677,541	4,180,430
MassMutual Select Growth Opportunities Fund, Class I (a)	270,712	1,889,567
MassMutual Select Mid Cap Growth Fund, Class I (a)	173,678	3,167,878
MassMutual Select Mid-Cap Value Fund, Class I (a)	329,468	3,093,708
MassMutual Select Overseas Fund, Class I (a)	1,006,181	6,509,993
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	96,121	1,091,939
MassMutual Select Small Cap Value Equity Fund, Class I (a)	281,149	2,024,274
MM Select Equity Asset Fund, Class I (a)	3,456,977	22,816,049
Vanguard Developed Markets Index Fund, Institutional Shares	626,694	6,711,898
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	88,479	2,462,373
Vanguard Mid-Cap Index Fund, Institutional Shares	98,190	3,537,794
Vanguard Small-Cap Index Fund, Admiral Shares	38,950	2,154,325

		84,606,468

Fixed Income Funds — 24.1%
Barings Global Floating Rate Fund, Class Y (a)	292,186	2,270,288
Invesco Oppenheimer International Bond Fund, Class R6	596,445	2,731,718
MassMutual Premier Core Bond Fund, Class I (a)	358,843	3,818,087
MassMutual Premier High Yield Fund, Class I (a)	370,337	2,851,594

	Number of Shares	Value
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	71,489	$738,480
MassMutual Premier Short-Duration Bond Fund, Class I (a)	555,095	5,201,243
MassMutual Select Strategic Bond Fund, Class I (a)	340,923	3,528,557
MassMutual Select Total Return Bond Fund, Class I (a)	369,173	3,784,021
Vanguard Long-Term Treasury Index Fund, Admiral Shares	5,870	197,481
Vanguard Total Bond Market Index Fund, Admiral Shares	157,835	1,789,846

		26,911,315

TOTAL MUTUAL FUNDS (Cost $132,846,757)		111,517,783

TOTAL LONG-TERM INVESTMENTS (Cost $132,846,757)		111,517,783

TOTAL INVESTMENTS — 100.0% (Cost $132,846,757) (b)		111,517,783

Other Assets/(Liabilities) — (0.0)%		(53,431)

NET ASSETS — 100.0%		$111,464,352

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

11

MassMutual RetireSMART by JPMorgan In Retirement Fund – Portfolio of Investments

March 31, 2020 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 30.4%
JPMorgan International Research Enhanced Equity Fund, Class R6	229,649	$3,233,454
JPMorgan Realty Income Fund, Class R6	146,979	1,615,297
MassMutual Premier International Equity Fund, Class I (a)	125,039	1,301,653
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	312,636	3,245,160
MassMutual Select Blue Chip Growth Fund, Class I (a)	121,504	2,506,629
MassMutual Select Diversified Value Fund, Class I (a)	322,894	2,709,078
MassMutual Select Equity Opportunities Fund, Class I (a)	277,973	3,955,560
MassMutual Select Fundamental Value Fund, Class I (a)	397,480	2,452,451
MassMutual Select Growth Opportunities Fund, Class I (a)	106,942	746,457
MassMutual Select Mid Cap Growth Fund, Class I (a)	63,354	1,155,577
MassMutual Select Mid-Cap Value Fund, Class I (a)	124,035	1,164,688
MassMutual Select Overseas Fund, Class I (a)	897,965	5,809,836
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	36,810	418,158
MassMutual Select Small Cap Value Equity Fund, Class I (a)	77,363	557,015
MM Select Equity Asset Fund, Class I (a)	1,885,299	12,442,974
Vanguard Developed Markets Index Fund, Admiral Shares	240,297	2,571,173
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	62,180	1,730,460
Vanguard Mid-Cap Index Fund, Admiral Shares	5,986	976,305
Vanguard Real Estate Index Fund, Admiral Shares	16,084	1,593,957
Vanguard Small-Cap Index Fund, Admiral Shares	7,410	409,849

		50,595,731

Fixed Income Funds — 69.7%
Barings Global Floating Rate Fund, Class Y (a)	271,452	2,109,181
JPMorgan Emerging Markets Debt Fund, Class R6	464,634	3,117,692

	Number of Shares	Value
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	452,044	$3,119,104
JPMorgan U.S. Government Money Market Fund, Class IM	11,991,343	11,991,343
MassMutual Premier Core Bond Fund, Class I (a)	3,367,706	35,832,397
MassMutual Premier High Yield Fund, Class I (a)	1,907,035	14,684,173
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	1,195,545	12,349,978
MassMutual Select Strategic Bond Fund, Class I (a)	1,163,268	12,039,825
MassMutual Select Total Return Bond Fund, Class I (a)	1,172,564	12,018,785
Vanguard Total Bond Market Index Fund, Institutional Shares	777,997	8,822,484

		116,084,962

TOTAL MUTUAL FUNDS (Cost $180,099,500)		166,680,693

TOTAL LONG-TERM INVESTMENTS (Cost $180,099,500)		166,680,693

TOTAL INVESTMENTS — 100.1% (Cost $180,099,500) (b)		166,680,693

Other Assets/(Liabilities) — (0.1)%		(226,247)

NET ASSETS — 100.0%		$166,454,446

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

12

MassMutual RetireSMART by JPMorgan 2020 Fund – Portfolio of Investments

March 31, 2020 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 33.6%
JPMorgan International Research Enhanced Equity Fund, Class R6	455,810	$6,417,808
JPMorgan Realty Income Fund, Class R6	286,146	3,144,740
MassMutual Premier International Equity Fund, Class I (a)	247,947	2,581,125
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	612,587	6,358,658
MassMutual Select Blue Chip Growth Fund, Class I (a)	235,346	4,855,182
MassMutual Select Diversified Value Fund, Class I (a)	627,127	5,261,592
MassMutual Select Equity Opportunities Fund, Class I (a)	539,849	7,682,055
MassMutual Select Fundamental Value Fund, Class I (a)	769,935	4,750,498
MassMutual Select Growth Opportunities Fund, Class I (a)	206,653	1,442,439
MassMutual Select Mid Cap Growth Fund, Class I (a)	122,969	2,242,955
MassMutual Select Mid-Cap Value Fund, Class I (a)	241,466	2,267,369
MassMutual Select Overseas Fund, Class I (a)	1,782,409	11,532,187
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	75,266	855,023
MassMutual Select Small Cap Value Equity Fund, Class I (a)	157,894	1,136,834
MM Select Equity Asset Fund, Class I (a)	3,649,707	24,088,063
Vanguard Developed Markets Index Fund, Institutional Shares	480,334	5,144,382
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	161,277	3,412,627
Vanguard Mid-Cap Index Fund, Admiral Shares	11,678	1,904,636
Vanguard Real Estate Index Fund, Admiral Shares	31,479	3,119,559
Vanguard Small-Cap Index Fund, Admiral Shares	15,296	846,002

		99,043,734

Fixed Income Funds — 66.5%
Barings Global Floating Rate Fund, Class Y (a)	387,247	3,008,910
JPMorgan Emerging Markets Debt Fund, Class R6	794,923	5,333,933

	Number of Shares	Value
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	773,391	$5,336,400
JPMorgan U.S. Government Money Market Fund, Class IM	18,325,201	18,325,201
MassMutual Premier Core Bond Fund, Class I (a)	5,865,542	62,409,370
MassMutual Premier High Yield Fund, Class I (a)	3,258,673	25,091,781
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	1,865,515	19,270,773
MassMutual Select Strategic Bond Fund, Class I (a)	2,024,812	20,956,809
MassMutual Select Total Return Bond Fund, Class I (a)	2,040,980	20,920,049
Vanguard Total Bond Market Index Fund, Institutional Shares	1,365,888	15,489,176

		196,142,402

TOTAL MUTUAL FUNDS (Cost $319,795,895)		295,186,136

TOTAL LONG-TERM INVESTMENTS (Cost $319,795,895)		295,186,136

TOTAL INVESTMENTS — 100.1% (Cost $319,795,895) (b)		295,186,136

Other Assets/(Liabilities) — (0.1)%		(257,155)

NET ASSETS — 100.0%		$294,928,981

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

13

MassMutual RetireSMART by JPMorgan 2025 Fund – Portfolio of Investments

March 31, 2020 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 48.9%
JPMorgan International Research Enhanced Equity Fund, Class R6	514,681	$7,246,702
JPMorgan Realty Income Fund, Class R6	300,788	3,305,660
MassMutual Premier International Equity Fund, Class I (a)	280,685	2,921,927
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	660,972	6,860,887
MassMutual Select Blue Chip Growth Fund, Class I (a)	246,609	5,087,551
MassMutual Select Diversified Value Fund, Class I (a)	656,289	5,506,262
MassMutual Select Equity Opportunities Fund, Class I (a)	565,027	8,040,332
MassMutual Select Fundamental Value Fund, Class I (a)	806,768	4,977,758
MassMutual Select Growth Opportunities Fund, Class I (a)	217,752	1,519,907
MassMutual Select Mid Cap Growth Fund, Class I (a)	129,454	2,361,241
MassMutual Select Mid-Cap Value Fund, Class I (a)	253,490	2,380,274
MassMutual Select Overseas Fund, Class I (a)	2,011,782	13,016,230
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	91,208	1,036,124
MassMutual Select Small Cap Value Equity Fund, Class I (a)	191,714	1,380,343
MM Select Equity Asset Fund, Class I (a)	3,826,524	25,255,058
Vanguard Developed Markets Index Fund, Institutional Shares	542,181	5,806,759
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	174,094	3,683,822
Vanguard Mid-Cap Index Fund, Admiral Shares	12,293	2,004,832
Vanguard Real Estate Index Fund, Admiral Shares	33,117	3,281,911
Vanguard Small-Cap Index Fund, Admiral Shares	18,512	1,023,883

		106,697,463

Fixed Income Funds — 51.2%
Barings Global Floating Rate Fund, Class Y (a)	214,409	1,665,958
JPMorgan Emerging Markets Debt Fund, Class R6	504,974	3,388,374

	Number of Shares	Value
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	491,304	$3,389,997
JPMorgan U.S. Government Money Market Fund, Class IM	4,901,038	4,901,038
MassMutual Premier Core Bond Fund, Class I (a)	3,923,186	41,742,702
MassMutual Premier High Yield Fund, Class I (a)	1,704,184	13,122,220
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	500,487	5,170,033
MassMutual Select Strategic Bond Fund, Class I (a)	1,356,076	14,035,386
MassMutual Select Total Return Bond Fund, Class I (a)	1,366,893	14,010,658
Vanguard Total Bond Market Index Fund, Institutional Shares	912,757	10,350,670

		111,777,036

TOTAL MUTUAL FUNDS (Cost $243,274,201)		218,474,499

TOTAL LONG-TERM INVESTMENTS (Cost $243,274,201)		218,474,499

TOTAL INVESTMENTS — 100.1% (Cost $243,274,201) (b)		218,474,499

Other Assets/(Liabilities) — (0.1)%		(182,560)

NET ASSETS — 100.0%		$218,291,939

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

14

MassMutual RetireSMART by JPMorgan 2030 Fund – Portfolio of Investments

March 31, 2020 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 61.3%
JPMorgan International Research Enhanced Equity Fund, Class R6	1,035,839	$14,584,608
JPMorgan Realty Income Fund, Class R6	626,865	6,889,242
MassMutual Premier International Equity Fund, Class I (a)	601,486	6,261,472
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	1,391,483	14,443,595
MassMutual Select Blue Chip Growth Fund, Class I (a)	511,578	10,553,858
MassMutual Select Diversified Value Fund, Class I (a)	1,362,626	11,432,433
MassMutual Select Equity Opportunities Fund, Class I (a)	1,173,478	16,698,586
MassMutual Select Fundamental Value Fund, Class I (a)	1,673,628	10,326,285
MassMutual Select Growth Opportunities Fund, Class I (a)	451,833	3,153,795
MassMutual Select Mid Cap Growth Fund, Class I (a)	269,765	4,920,510
MassMutual Select Mid-Cap Value Fund, Class I (a)	528,251	4,960,280
MassMutual Select Overseas Fund, Class I (a)	4,453,028	28,811,090
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	200,828	2,281,405
MassMutual Select Small Cap Value Equity Fund, Class I (a)	422,254	3,040,229
MM Select Equity Asset Fund, Class I (a)	7,923,271	52,293,591
Vanguard Developed Markets Index Fund, Institutional Shares	1,163,850	12,464,831
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	366,689	7,759,140
Vanguard Mid-Cap Index Fund, Institutional Shares	115,644	4,166,660
Vanguard Real Estate Index Fund, Institutional Shares	445,935	6,840,643
Vanguard Small-Cap Index Fund, Admiral Shares	40,833	2,258,464

		224,140,717

Fixed Income Funds — 38.8%
JPMorgan Emerging Markets Debt Fund, Class R6	718,079	4,818,313
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	698,646	4,820,659

	Number of Shares	Value
JPMorgan U.S. Government Money Market Fund, Class IM	8,164,999	$8,164,999
MassMutual Premier Core Bond Fund, Class I (a)	5,232,365	55,672,362
MassMutual Premier High Yield Fund, Class I (a)	2,241,033	17,255,954
MassMutual Select Strategic Bond Fund, Class I (a)	1,808,181	18,714,677
MassMutual Select Total Return Bond Fund, Class I (a)	1,822,529	18,680,927
Vanguard Total Bond Market Index Fund, Institutional Shares	1,220,308	13,838,289

		141,966,180

TOTAL MUTUAL FUNDS (Cost $417,229,211)		366,106,897

TOTAL LONG-TERM INVESTMENTS (Cost $417,229,211)		366,106,897

TOTAL INVESTMENTS — 100.1% (Cost $417,229,211) (b)		366,106,897

Other Assets/(Liabilities) — (0.1)%		(318,902)

NET ASSETS — 100.0%		$365,787,995

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

15

MassMutual RetireSMART by JPMorgan 2035 Fund – Portfolio of Investments

March 31, 2020 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 72.0%
JPMorgan International Research Enhanced Equity Fund, Class R6	449,290	$6,326,002
JPMorgan Realty Income Fund, Class R6	320,250	3,519,547
MassMutual Premier International Equity Fund, Class I (a)	452,847	4,714,138
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	372,354	3,865,031
MassMutual Select Blue Chip Growth Fund, Class I (a)	396,990	8,189,912
MassMutual Select Diversified Value Fund, Class I (a)	640,582	5,374,486
MassMutual Select Equity Opportunities Fund, Class I (a)	379,194	5,395,935
MassMutual Select Fundamental Value Fund, Class I (a)	865,179	5,338,154
MassMutual Select Growth Opportunities Fund, Class I (a)	388,782	2,713,696
MassMutual Select Mid Cap Growth Fund, Class I (a)	137,896	2,515,216
MassMutual Select Mid-Cap Value Fund, Class I (a)	270,048	2,535,754
MassMutual Select Overseas Fund, Class I (a)	2,627,284	16,998,527
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	96,347	1,094,507
MassMutual Select Small Cap Value Equity Fund, Class I (a)	202,184	1,455,725
MM Select Equity Asset Fund, Class I (a)	4,101,856	27,072,249
Vanguard Developed Markets Index Fund, Institutional Shares	290,338	3,109,525
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	337,050	7,131,979
Vanguard Mid-Cap Index Fund, Admiral Shares	13,040	2,126,689
Vanguard Real Estate Index Fund, Admiral Shares	35,152	3,483,598
Vanguard Small-Cap Index Fund, Admiral Shares	19,526	1,079,976

		114,040,646

Fixed Income Funds — 28.1%
JPMorgan Emerging Markets Debt Fund, Class R6	223,726	1,501,200
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	217,601	1,501,447

	Number of Shares	Value
JPMorgan U.S. Government Money Market Fund, Class IM	4,716,353	$4,716,352
MassMutual Premier Core Bond Fund, Class I (a)	595,325	6,334,254
MassMutual Premier High Yield Fund, Class I (a)	680,191	5,237,474
MassMutual Select Strategic Bond Fund, Class I (a)	1,147,663	11,878,309
MassMutual Select Total Return Bond Fund, Class I (a)	1,156,725	11,856,434
Vanguard Total Bond Market Index Fund, Institutional Shares	138,507	1,570,668

		44,596,138

TOTAL MUTUAL FUNDS (Cost $186,375,822)		158,636,784

TOTAL LONG-TERM INVESTMENTS (Cost $186,375,822)		158,636,784

TOTAL INVESTMENTS — 100.1% (Cost $186,375,822) (b)		158,636,784

Other Assets/(Liabilities) — (0.1)%		(129,558)

NET ASSETS — 100.0%		$158,507,226

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

16

MassMutual RetireSMART by JPMorgan 2040 Fund – Portfolio of Investments

March 31, 2020 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 80.9%
JPMorgan International Research Enhanced Equity Fund, Class R6	635,168	$8,943,159
JPMorgan Realty Income Fund, Class R6	509,360	5,597,866
MassMutual Premier International Equity Fund, Class I (a)	723,729	7,534,022
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	592,046	6,145,439
MassMutual Select Blue Chip Growth Fund, Class I (a)	626,624	12,927,246
MassMutual Select Diversified Value Fund, Class I (a)	1,004,646	8,428,976
MassMutual Select Equity Opportunities Fund, Class I (a)	594,705	8,462,653
MassMutual Select Fundamental Value Fund, Class I (a)	1,366,212	8,429,531
MassMutual Select Growth Opportunities Fund, Class I (a)	610,534	4,261,526
MassMutual Select Mid Cap Growth Fund, Class I (a)	218,392	3,983,461
MassMutual Select Mid-Cap Value Fund, Class I (a)	427,722	4,016,305
MassMutual Select Overseas Fund, Class I (a)	4,414,765	28,563,527
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	158,404	1,799,467
MassMutual Select Small Cap Value Equity Fund, Class I (a)	332,490	2,393,930
MM Select Equity Asset Fund, Class I (a)	6,472,267	42,716,960
Vanguard Developed Markets Index Fund, Institutional Shares	468,176	5,014,167
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	538,975	11,404,701
Vanguard Mid-Cap Index Fund, Institutional Shares	93,905	3,383,381
Vanguard Real Estate Index Fund, Institutional Shares	363,547	5,576,805
Vanguard Small-Cap Index Fund, Admiral Shares	32,184	1,780,110

		181,363,232

Fixed Income Funds — 19.2%
JPMorgan Emerging Markets Debt Fund, Class R6	230,214	1,544,734
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	224,630	1,549,947

	Number of Shares	Value
JPMorgan U.S. Government Money Market Fund, Class IM	6,636,566	$6,636,566
MassMutual Premier Core Bond Fund, Class I (a)	514,642	5,475,790
MassMutual Premier High Yield Fund, Class I (a)	767,692	5,911,228
MassMutual Select Strategic Bond Fund, Class I (a)	987,995	10,225,746
MassMutual Select Total Return Bond Fund, Class I (a)	995,733	10,206,260
Vanguard Total Bond Market Index Fund, Admiral Shares	119,615	1,356,436

		42,906,707

TOTAL MUTUAL FUNDS (Cost $267,931,527)		224,269,939

TOTAL LONG-TERM INVESTMENTS (Cost $267,931,527)		224,269,939

TOTAL INVESTMENTS — 100.1% (Cost $267,931,527) (b)		224,269,939

Other Assets/(Liabilities) — (0.1)%		(161,389)

NET ASSETS — 100.0%		$224,108,550

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

17

MassMutual RetireSMART by JPMorgan 2045 Fund – Portfolio of Investments

March 31, 2020 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 88.1%
JPMorgan International Research Enhanced Equity Fund, Class R6	285,564	$4,020,748
JPMorgan Realty Income Fund, Class R6	247,842	2,723,783
MassMutual Premier International Equity Fund, Class I (a)	358,188	3,728,736
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	290,889	3,019,430
MassMutual Select Blue Chip Growth Fund, Class I (a)	305,076	6,293,715
MassMutual Select Diversified Value Fund, Class I (a)	491,782	4,126,047
MassMutual Select Equity Opportunities Fund, Class I (a)	291,116	4,142,581
MassMutual Select Fundamental Value Fund, Class I (a)	665,504	4,106,158
MassMutual Select Growth Opportunities Fund, Class I (a)	298,061	2,080,467
MassMutual Select Mid Cap Growth Fund, Class I (a)	106,594	1,944,270
MassMutual Select Mid-Cap Value Fund, Class I (a)	208,759	1,960,252
MassMutual Select Overseas Fund, Class I (a)	2,234,005	14,454,012
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	78,745	894,545
MassMutual Select Small Cap Value Equity Fund, Class I (a)	166,027	1,195,394
MM Select Equity Asset Fund, Class I (a)	3,151,153	20,797,610
Vanguard Developed Markets Index Fund, Institutional Shares	230,054	2,463,874
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	263,634	5,578,485
Vanguard Mid-Cap Index Fund, Admiral Shares	10,095	1,646,470
Vanguard Real Estate Index Fund, Admiral Shares	27,233	2,698,826
Vanguard Small-Cap Index Fund, Admiral Shares	15,943	881,807

		88,757,210

Fixed Income Funds — 12.0%
JPMorgan Emerging Markets Debt Fund, Class R6	70,953	476,094
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	69,031	476,314

	Number of Shares	Value
JPMorgan U.S. Government Money Market Fund, Class IM	2,990,590	$2,990,590
MassMutual Premier Core Bond Fund, Class I (a)	115,748	1,231,554
MassMutual Premier High Yield Fund, Class I (a)	256,502	1,975,065
MassMutual Select Strategic Bond Fund, Class I (a)	221,795	2,295,573
MassMutual Select Total Return Bond Fund, Class I (a)	223,513	2,291,012
Vanguard Total Bond Market Index Fund, Admiral Shares	26,862	304,611

		12,040,813

TOTAL MUTUAL FUNDS (Cost $121,962,069)		100,798,023

TOTAL LONG-TERM INVESTMENTS (Cost $121,962,069)		100,798,023

TOTAL INVESTMENTS — 100.1% (Cost $121,962,069) (b)		100,798,023

Other Assets/(Liabilities) — (0.1)%		(69,519)

NET ASSETS — 100.0%		$100,728,504

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

18

MassMutual RetireSMART by JPMorgan 2050 Fund – Portfolio of Investments

March 31, 2020 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 88.1%
JPMorgan International Research Enhanced Equity Fund, Class R6	378,149	$5,324,339
JPMorgan Realty Income Fund, Class R6	326,636	3,589,726
MassMutual Premier International Equity Fund, Class I (a)	471,869	4,912,153
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	384,415	3,990,226
MassMutual Select Blue Chip Growth Fund, Class I (a)	403,934	8,333,163
MassMutual Select Diversified Value Fund, Class I (a)	648,100	5,437,556
MassMutual Select Equity Opportunities Fund, Class I (a)	383,634	5,459,108
MassMutual Select Fundamental Value Fund, Class I (a)	881,280	5,437,497
MassMutual Select Growth Opportunities Fund, Class I (a)	393,820	2,748,865
MassMutual Select Mid Cap Growth Fund, Class I (a)	140,848	2,569,071
MassMutual Select Mid-Cap Value Fund, Class I (a)	275,834	2,590,086
MassMutual Select Overseas Fund, Class I (a)	2,958,618	19,142,256
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	104,029	1,181,775
MassMutual Select Small Cap Value Equity Fund, Class I (a)	219,365	1,579,428
MM Select Equity Asset Fund, Class I (a)	4,172,442	27,538,114
Vanguard Developed Markets Index Fund, Institutional Shares	303,683	3,252,443
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	347,917	7,361,916
Vanguard Mid-Cap Index Fund, Admiral Shares	13,319	2,172,180
Vanguard Real Estate Index Fund, Institutional Shares	232,038	3,559,460
Vanguard Small-Cap Index Fund, Admiral Shares	21,049	1,164,202

		117,343,564

Fixed Income Funds — 12.0%
JPMorgan Emerging Markets Debt Fund, Class R6	93,839	629,657
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	91,298	629,960

	Number of Shares	Value
JPMorgan U.S. Government Money Market Fund, Class IM	3,941,759	$3,941,759
MassMutual Premier Core Bond Fund, Class I (a)	153,479	1,633,018
MassMutual Premier High Yield Fund, Class I (a)	338,116	2,603,494
MassMutual Select Strategic Bond Fund, Class I (a)	294,097	3,043,901
MassMutual Select Total Return Bond Fund, Class I (a)	296,370	3,037,791
Vanguard Total Bond Market Index Fund, Admiral Shares	35,443	401,924

		15,921,504

TOTAL MUTUAL FUNDS (Cost $161,645,902)		133,265,068

TOTAL LONG-TERM INVESTMENTS (Cost $161,645,902)		133,265,068

TOTAL INVESTMENTS — 100.1% (Cost $161,645,902) (b)		133,265,068

Other Assets/(Liabilities) — (0.1)%		(67,230)

NET ASSETS — 100.0%		$133,197,838

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

19

MassMutual RetireSMART by JPMorgan 2055 Fund – Portfolio of Investments

March 31, 2020 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 88.1%
JPMorgan International Research Enhanced Equity Fund, Class R6	124,969	$1,759,557
JPMorgan Realty Income Fund, Class R6	108,715	1,194,779
MassMutual Premier International Equity Fund, Class I (a)	156,962	1,633,972
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	127,471	1,323,147
MassMutual Select Blue Chip Growth Fund, Class I (a)	133,674	2,757,702
MassMutual Select Diversified Value Fund, Class I (a)	215,724	1,809,926
MassMutual Select Equity Opportunities Fund, Class I (a)	127,702	1,817,196
MassMutual Select Fundamental Value Fund, Class I (a)	291,542	1,798,814
MassMutual Select Growth Opportunities Fund, Class I (a)	130,752	912,647
MassMutual Select Mid Cap Growth Fund, Class I (a)	46,760	852,901
MassMutual Select Mid-Cap Value Fund, Class I (a)	91,582	859,952
MassMutual Select Overseas Fund, Class I (a)	977,616	6,325,173
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	34,548	392,468
MassMutual Select Small Cap Value Equity Fund, Class I (a)	72,838	524,436
MM Select Equity Asset Fund, Class I (a)	1,380,638	9,112,210
Vanguard Developed Markets Index Fund, Admiral Shares	101,647	1,087,625
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	88,399	2,460,152
Vanguard Mid-Cap Index Fund, Admiral Shares	4,453	726,235
Vanguard Real Estate Index Fund, Admiral Shares	12,013	1,190,475
Vanguard Small-Cap Index Fund, Admiral Shares	7,031	388,897

		38,928,264

Fixed Income Funds — 11.9%
JPMorgan Emerging Markets Debt Fund, Class R6	31,136	208,921
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	30,293	209,022
JPMorgan U.S. Government Money Market Fund, Class IM	1,312,344	1,312,344

	Number of Shares	Value
MassMutual Premier Core Bond Fund, Class I (a)	50,716	$539,619
MassMutual Premier High Yield Fund, Class I (a)	112,562	866,728
MassMutual Select Strategic Bond Fund, Class I (a)	97,181	1,005,820
MassMutual Select Total Return Bond Fund, Class I (a)	97,933	1,003,810
Vanguard Total Bond Market Index Fund, Admiral Shares	11,848	134,358

		5,280,622

TOTAL MUTUAL FUNDS (Cost $53,557,864)		44,208,886

TOTAL LONG-TERM INVESTMENTS (Cost $53,557,864)		44,208,886

TOTAL INVESTMENTS — 100.0% (Cost $53,557,864) (b)		44,208,886

Other Assets/(Liabilities) — (0.0)%		(11,245)

NET ASSETS — 100.0%		$44,197,641

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

20

MassMutual RetireSMART by JPMorgan 2060 Fund – Portfolio of Investments

March 31, 2020 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 99.8%
Equity Funds — 87.9%
JPMorgan International Research Enhanced Equity Fund, Class R6	35,231	$496,051
JPMorgan Realty Income Fund, Class R6	30,483	335,008
MassMutual Premier International Equity Fund, Class I (a)	44,002	458,065
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	35,738	370,964
MassMutual Select Blue Chip Growth Fund, Class I (a)	37,679	777,327
MassMutual Select Diversified Value Fund, Class I (a)	60,486	507,480
MassMutual Select Equity Opportunities Fund, Class I (a)	35,806	509,514
MassMutual Select Fundamental Value Fund, Class I (a)	82,193	507,130
MassMutual Select Growth Opportunities Fund, Class I (a)	36,662	255,903
MassMutual Select Mid Cap Growth Fund, Class I (a)	13,111	239,140
MassMutual Select Mid-Cap Value Fund, Class I (a)	25,677	241,111
MassMutual Select Overseas Fund, Class I (a)	275,659	1,783,512
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	9,686	110,033
MassMutual Select Small Cap Value Equity Fund, Class I (a)	20,421	147,033
MM Select Equity Asset Fund, Class I (a)	389,189	2,568,651
Vanguard Developed Markets Index Fund, Admiral Shares	28,517	305,134
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	24,790	689,901
Vanguard Mid-Cap Index Fund, Admiral Shares	1,249	203,652
Vanguard Real Estate Index Fund, Admiral Shares	3,368	333,778
Vanguard Small-Cap Index Fund, Admiral Shares	1,973	109,112

		10,948,499

Fixed Income Funds — 11.9%
JPMorgan Emerging Markets Debt Fund, Class R6	8,730	58,581
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	8,515	58,757
JPMorgan U.S. Government Money Market Fund, Class IM	367,976	367,976

	Number of Shares	Value
MassMutual Premier Core Bond Fund, Class I (a)	14,310	$152,253
MassMutual Premier High Yield Fund, Class I (a)	31,562	243,025
MassMutual Select Strategic Bond Fund, Class I (a)	27,420	283,798
MassMutual Select Total Return Bond Fund, Class I (a)	27,632	283,229
Vanguard Total Bond Market Index Fund, Admiral Shares	3,322	37,674

		1,485,293

TOTAL MUTUAL FUNDS (Cost $15,061,922)		12,433,792

TOTAL LONG-TERM INVESTMENTS (Cost $15,061,922)		12,433,792

TOTAL INVESTMENTS — 99.8% (Cost $15,061,922) (b)		12,433,792

Other Assets/(Liabilities) — 0.2%		30,891

NET ASSETS — 100.0%		$12,464,683

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

21

MassMutual Select Target Allocation and MassMutual RetireSMART by JPMorgan Funds – Financial Statements

Statements of Assets and Liabilities

March 31, 2020 (Unaudited)

	MassMutual Select 20/80 Allocation Fund	MassMutual Select 40/60 Allocation Fund
Assets:
Investments, at value — unaffiliated issuers (Note 2) (a)	$31,250,326	$33,660,192
Investments, at value — affiliated issuers (Note 2 & 7) (b)	168,209,319	174,191,893

Total investments	199,459,645	207,852,085

Receivables from:
Investments sold	1,671,618	5,198,480
Investment adviser (Note 3)	17,840	13,774
Fund shares sold	33,294	183,942
Interest and dividends	85,529	77,111
Prepaid expenses	61,763	61,050

Total assets	201,329,689	213,386,442

Liabilities:
Payables for:
Investments purchased	1,589,049	3,585,189
Fund shares repurchased	201,392	1,874,344
Trustees’ fees and expenses (Note 3)	26,922	46,624
Affiliates (Note 3):
Administration fees	42,645	37,999
Service fees	99,165	78,899
Shareholder service fees	7,992	16,229
Distribution fees	4,124	6,009
Accrued expense and other liabilities	33,941	34,659

Total liabilities	2,005,230	5,679,952

Net assets	$199,324,459	$207,706,490

Net assets consist of:
Paid-in capital	$215,138,812	$236,488,251
Accumulated Gain (Loss)	(15,814,353)	(28,781,761)

Net assets	$199,324,459	$207,706,490

(a) Cost of investments — unaffiliated issuers:	$33,747,138	$39,219,626
(b) Cost of investments — affiliated issuers:	$175,458,493	$188,901,989

The accompanying notes are an integral part of the financial statements.

22

MassMutual Select 60/40 Allocation Fund	MassMutual Select 80/20 Allocation Fund	MassMutual RetireSMART by JPMorgan In Retirement Fund	MassMutual RetireSMART by JPMorgan 2020 Fund	MassMutual RetireSMART by JPMorgan 2025 Fund

$33,966,353	$22,420,652	$39,181,118	$68,474,464	$48,383,648
147,703,008	89,097,131	127,499,575	226,711,672	170,090,851

181,669,361	111,517,783	166,680,693	295,186,136	218,474,499

2,254,504	1,572,011	5,392,924	9,180,426	7,108,691
14,615	13,719	14,428	12,278	20,574
509,182	71,307	2,643,941	2,573,981	3,465,274
55,187	31,365	37,738	63,827	33,769
61,756	62,089	73,130	73,052	75,441

184,564,605	113,268,274	174,842,854	307,089,700	229,178,248

1,567,398	1,064,278	6,882,974	9,877,117	8,785,908
1,251,476	610,406	1,191,629	1,941,115	1,822,579
37,567	12,536	43,437	77,869	18,457

35,632	24,485	26,142	50,479	41,328
65,579	42,445	75,140	114,150	116,168
15,520	6,686	12,899	17,421	12,380
8,920	10,725	20,096	36,042	45,713
37,834	32,361	136,091	46,526	43,776

3,019,926	1,803,922	8,388,408	12,160,719	10,886,309

$181,544,679	$111,464,352	$166,454,446	$294,928,981	$218,291,939

$218,741,917	$140,591,995	$183,222,269	$332,572,864	$254,478,341
(37,197,238)	(29,127,643)	(16,767,823)	(37,643,883)	(36,186,402)

$181,544,679	$111,464,352	$166,454,446	$294,928,981	$218,291,939

$41,023,925	$28,047,323	$42,952,021	$75,243,789	$55,286,108
$167,672,069	$104,799,434	$137,147,479	$244,552,106	$187,988,093

23

MassMutual Select Target Allocation and MassMutual RetireSMART by JPMorgan Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2020 (Unaudited)

	MassMutual Select 20/80 Allocation Fund	MassMutual Select 40/60 Allocation Fund
Class I shares:
Net assets	$14,103,301	$28,252,950

Shares outstanding (a)	1,530,639	3,368,220

Net asset value, offering price and redemption price per share	$9.21	$8.39

Class R5 shares:
Net assets	$5,986,032	$10,608,534

Shares outstanding (a)	650,250	1,262,852

Net asset value, offering price and redemption price per share	$9.21	$8.40

Service Class shares:
Net assets	$9,019,104	$9,545,437

Shares outstanding (a)	979,770	1,130,610

Net asset value, offering price and redemption price per share	$9.21	$8.44

Administrative Class shares:
Net assets	$32,588,598	$49,581,776

Shares outstanding (a)	3,533,015	5,878,702

Net asset value, offering price and redemption price per share	$9.22	$8.43

Class A shares:
Net assets	$22,497,945	$63,249,642

Shares outstanding (a)	2,425,514	7,470,644

Net asset value, offering price and redemption price per share	$9.28	$8.47

Offering price per share (100/[100-maximum sales charge] of net asset value)	$9.82	$8.96

Class R4 shares:
Net assets	$109,232,219	$37,984,761

Shares outstanding (a)	11,964,075	4,543,457

Net asset value, offering price and redemption price per share	$9.13	$8.36

Class R3 shares:
Net assets	$5,897,260	$8,483,390

Shares outstanding (a)	646,489	1,014,282

Net asset value, offering price and redemption price per share	$9.12	$8.36

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

24

MassMutual Select 60/40 Allocation Fund	MassMutual Select 80/20 Allocation Fund	MassMutual RetireSMART by JPMorgan In Retirement Fund	MassMutual RetireSMART by JPMorgan 2020 Fund	MassMutual RetireSMART by JPMorgan 2025 Fund

$16,844,716	$25,716,008	$17,373,896	$34,477,941	$37,479,144

2,147,976	3,114,999	1,649,460	3,176,778	3,606,241

$7.84	$8.26	$10.53	$10.85	$10.39

$11,946,589	$4,577,351	$5,383,942	$40,063,584	$343,864

1,521,846	553,709	509,888	3,698,418	32,755

$7.85	$8.27	$10.56	$10.83	$10.50

$7,210,506	$2,488,985	$14,182,504	$29,899,101	$7,978,411

914,725	300,384	1,341,302	2,740,486	765,829

$7.88	$8.29	$10.57	$10.91	$10.42

$56,516,846	$20,906,331	$27,515,947	$41,787,228	$33,904,167

7,169,674	2,525,273	2,601,871	3,844,823	3,268,210

$7.88	$8.28	$10.58	$10.87	$10.37

$52,185,045	$26,539,822	$60,555,953	$71,824,825	$51,494,670

6,588,887	3,208,046	5,786,012	6,654,415	5,016,004

$7.92	$8.27	$10.47	$10.79	$10.27

$8.38	$8.75	$11.08	$11.42	$10.87

$24,765,687	$16,770,425	$12,948,782	$26,637,854	$27,369,129

3,173,546	2,054,866	1,243,635	2,506,065	2,678,555

$7.80	$8.16	$10.41	$10.63	$10.22

$12,075,290	$14,465,430	$28,493,422	$50,238,448	$59,722,554

1,550,130	1,780,307	2,757,025	4,803,838	5,853,977

$7.79	$8.13	$10.33	$10.46	$10.20

25

MassMutual Select Target Allocation and MassMutual RetireSMART by JPMorgan Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2020 (Unaudited)

	MassMutual RetireSMART by JPMorgan 2030 Fund	MassMutual RetireSMART by JPMorgan 2035 Fund
Assets:
Investments, at value — unaffiliated issuers (Note 2) (a)	$86,605,848	$36,066,983
Investments, at value — affiliated issuers (Note 2 & 7) (b)	279,501,049	122,569,801

Total investments	366,106,897	158,636,784

Receivables from:
Investments sold	12,326,295	6,044,490
Investment adviser (Note 3)	10,728	14,290
Fund shares sold	2,861,869	1,351,446
Interest and dividends	35,883	3,764
Prepaid expenses	75,888	74,170

Total assets	381,417,560	166,124,944

Liabilities:
Payables for:
Investments purchased	12,985,283	6,937,190
Fund shares repurchased	2,238,767	462,510
Trustees’ fees and expenses (Note 3)	73,405	14,168
Affiliates (Note 3):
Administration fees	58,859	32,884
Service fees	138,725	85,849
Shareholder service fees	19,325	7,902
Distribution fees	58,713	35,829
Accrued expense and other liabilities	56,488	41,386

Total liabilities	15,629,565	7,617,718

Net assets	$365,787,995	$158,507,226

Net assets consist of:
Paid-in capital	$444,017,859	$198,541,746
Accumulated Gain (Loss)	(78,229,864)	(40,034,520)

Net assets	$365,787,995	$158,507,226

(a) Cost of investments — unaffiliated issuers:	$101,334,988	$43,441,455
(b) Cost of investments — affiliated issuers:	$315,894,223	$142,934,367

The accompanying notes are an integral part of the financial statements.

26

MassMutual RetireSMART by JPMorgan 2040 Fund	MassMutual RetireSMART by JPMorgan 2045 Fund	MassMutual RetireSMART by JPMorgan 2050 Fund	MassMutual RetireSMART by JPMorgan 2055 Fund	MassMutual RetireSMART by JPMorgan 2060 Fund

$52,787,872	$24,261,602	$32,027,566	$10,672,365	$2,995,624
171,482,067	76,536,421	101,237,502	33,536,521	9,438,168

224,269,939	100,798,023	133,265,068	44,208,886	12,433,792

8,376,743	3,812,360	4,746,188	1,784,697	459,517
15,288	19,069	19,623	20,171	18,638
2,211,556	806,128	1,312,605	288,155	3,124
3,235	534	760	234	66
76,764	74,496	73,452	66,920	59,384

234,953,525	105,510,610	139,417,696	46,369,063	12,974,521

8,949,055	4,309,340	5,350,576	1,743,756	461,559
1,629,474	309,682	708,978	329,329	1,148
44,657	8,333	15,325	2,690	769

41,704	25,565	28,889	17,347	11,438
85,268	57,786	46,454	25,930	1,314
12,003	4,788	6,784	1,837	205
33,400	27,592	19,096	13,944	614
49,414	39,020	43,756	36,589	32,791

10,844,975	4,782,106	6,219,858	2,171,422	509,838

$224,108,550	$100,728,504	$133,197,838	$44,197,641	$12,464,683

$290,944,609	$130,966,950	$176,397,123	$57,527,527	$16,094,165
(66,836,059)	(30,238,446)	(43,199,285)	(13,329,886)	(3,629,482)

$224,108,550	$100,728,504	$133,197,838	$44,197,641	$12,464,683

$64,855,868	$29,654,543	$39,652,711	$12,985,435	$3,659,930
$203,075,659	$92,307,526	$121,993,191	$40,572,429	$11,401,992

27

MassMutual Select Target Allocation and MassMutual RetireSMART by JPMorgan Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2020 (Unaudited)

	MassMutual RetireSMART by JPMorgan 2030 Fund	MassMutual RetireSMART by JPMorgan 2035 Fund
Class I shares:
Net assets	$34,342,482	$26,486,562

Shares outstanding (a)	3,416,299	2,685,973

Net asset value, offering price and redemption price per share	$10.05	$9.86

Class R5 shares:
Net assets	$58,687,356	$1,613,963

Shares outstanding (a)	5,864,549	163,383

Net asset value, offering price and redemption price per share	$10.01	$9.88

Service Class shares:
Net assets	$41,300,744	$7,144,422

Shares outstanding (a)	4,099,088	714,602

Net asset value, offering price and redemption price per share	$10.08	$10.00

Administrative Class shares:
Net assets	$59,174,435	$23,819,414

Shares outstanding (a)	5,888,886	2,394,087

Net asset value, offering price and redemption price per share	$10.05	$9.95

Class A shares:
Net assets	$65,306,004	$30,738,770

Shares outstanding (a)	6,548,193	3,120,714

Net asset value, offering price and redemption price per share	$9.97	$9.85

Offering price per share (100/[100-maximum sales charge] of net asset value)	$10.55	$10.42

Class R4 shares:
Net assets	$29,772,593	$21,247,865

Shares outstanding (a)	3,012,326	2,168,655

Net asset value, offering price and redemption price per share	$9.88	$9.80

Class R3 shares:
Net assets	$77,204,381	$47,456,230

Shares outstanding (a)	7,935,479	4,854,101

Net asset value, offering price and redemption price per share	$9.73	$9.78

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

28

MassMutual RetireSMART by JPMorgan 2040 Fund	MassMutual RetireSMART by JPMorgan 2045 Fund	MassMutual RetireSMART by JPMorgan 2050 Fund	MassMutual RetireSMART by JPMorgan 2055 Fund	MassMutual RetireSMART by JPMorgan 2060 Fund

$23,396,907	$13,638,415	$11,566,257	$5,575,226	$8,196,668

2,518,649	1,433,195	1,749,895	690,563	1,038,839

$9.29	$9.52	$6.61	$8.07	$7.89

$40,377,704	$673,903	$32,565,559	$496,875	$509,671

4,349,182	70,766	4,932,490	61,503	64,743

$9.28	$9.52	$6.60	$8.08	$7.87

$20,033,548	$3,167,402	$7,919,681	$1,948,795	$563,862

2,146,888	332,323	1,192,021	240,281	71,687

$9.33	$9.53	$6.64	$8.11	$7.87

$40,435,237	$15,570,460	$25,491,856	$6,045,670	$707,861

4,356,771	1,642,239	3,854,277	750,551	90,131

$9.28	$9.48	$6.61	$8.05	$7.85

$37,046,015	$18,036,889	$19,248,507	$6,689,678	$632,884

4,023,621	1,920,855	2,931,966	831,535	80,679

$9.21	$9.39	$6.57	$8.04	$7.84

$9.75	$9.94	$6.95	$8.51	$8.30

$19,389,349	$13,295,245	$11,308,951	$4,663,202	$411,468

2,128,123	1,424,944	1,733,255	582,213	52,359

$9.11	$9.33	$6.52	$8.01	$7.86

$43,429,790	$36,346,190	$25,097,027	$18,778,195	$1,442,269

4,850,120	3,904,970	3,875,846	2,354,586	184,220

$8.95	$9.31	$6.48	$7.98	$7.83

29

MassMutual Select Target Allocation and MassMutual RetireSMART by JPMorgan Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended March 31, 2020 (Unaudited)

	MassMutual Select 20/80 Allocation Fund	MassMutual Select 40/60 Allocation Fund
Investment income (Note 2):
Dividends — unaffiliated issuers	$561,026	$628,620
Dividends — affiliated issuers (Note 7)	5,055,289	4,067,452

Total investment income	5,616,315	4,696,072

Expenses (Note 3):
Custody fees	6,450	6,057
Audit fees	16,102	16,132
Legal fees	2,031	2,460
Proxy fees	472	472
Accounting & Administration fees	29,634	29,113
Shareholder reporting fees	12,198	13,035
Trustees’ fees	4,093	4,919
Registration and filing fees	50,257	50,023
Transfer agent fees	1,509	1,509

	122,746	123,720
Administration fees:
Class R5	3,424	5,699
Service Class	7,149	8,228
Administrative Class	24,907	46,225
Class A	18,824	57,330
Class R4	127,525	42,147
Class R3	6,829	9,481
Distribution and Service fees:
Class A	31,373	95,549
Class R4	159,406	52,683
Class R3	17,072	23,704
Shareholder service fees:
Service Class	2,383	2,742
Administrative Class	24,907	46,225
Class A	18,824	57,330

Total expenses	565,369	571,063
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(6,274)	(9,665)
Class R5 fees reimbursed by adviser	(3,087)	(3,542)
Service Class fees reimbursed by adviser	(4,303)	(3,380)
Administrative Class fees reimbursed by adviser	(14,961)	(18,942)
Class A fees reimbursed by adviser	(11,308)	(23,540)
Class R4 fees reimbursed by adviser	(57,448)	(13,054)
Class R3 fees reimbursed by adviser	(3,074)	(2,939)

Net expenses:	464,914	496,001

Net investment income (loss)	5,151,401	4,200,071

The accompanying notes are an integral part of the financial statements.

30

MassMutual Select 60/40 Allocation Fund	MassMutual Select 80/20 Allocation Fund	MassMutual RetireSMART by JPMorgan In Retirement Fund	MassMutual RetireSMART by JPMorgan 2020 Fund	MassMutual RetireSMART by JPMorgan 2025 Fund

$563,781	$335,360	$731,001	$1,431,776	$1,446,720
3,044,790	1,504,621	4,389,973	8,205,543	5,606,964

3,608,571	1,839,981	5,120,974	9,637,319	7,053,684

6,061	6,188	3,477	8,169	8,465
16,065	16,095	18,883	16,142	16,107
2,202	1,135	1,728	3,710	2,650
472	472	472	472	472
29,286	29,506	34,275	29,215	29,434
12,618	10,786	11,950	15,280	13,005
4,409	2,309	4,126	7,443	5,345
50,525	50,565	58,961	50,842	50,991
1,509	1,509	1,274	1,509	1,509

123,147	118,565	135,146	132,782	127,978

6,755	2,871	4,402	29,684	229
6,357	2,241	11,679	24,293	6,913
52,650	19,990	27,472	49,141	31,154
47,933	23,238	50,080	59,554	44,544
27,734	19,351	22,474	47,708	56,074
14,635	15,810	34,587	61,862	76,126

79,889	38,730	83,467	99,257	74,241
34,668	24,188	28,093	59,635	70,093
36,586	39,525	86,468	154,656	190,316

2,119	747	3,893	8,098	2,304
52,650	19,990	27,472	49,141	31,154
47,933	23,238	50,080	59,554	44,544

533,056	348,484	565,313	835,365	755,670

(6,466)	(15,765)	(6,261)	(5,538)	(16,561)
(5,039)	(3,247)	(3,232)	(8,634)	(182)
(3,142)	(1,693)	(5,765)	(4,820)	(3,715)
(25,892)	(15,038)	(13,450)	(9,381)	(16,687)
(23,708)	(17,533)	(24,754)	(11,833)	(23,994)
(10,322)	(10,942)	(8,214)	(6,780)	(22,068)
(5,422)	(8,983)	(12,783)	(9,065)	(30,572)

453,065	275,283	490,854	779,314	641,891

3,155,506	1,564,698	4,630,120	8,858,005	6,411,793

31

MassMutual Select Target Allocation and MassMutual RetireSMART by JPMorgan Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended March 31, 2020 (Unaudited)

	MassMutual Select 20/80 Allocation Fund	MassMutual Select 40/60 Allocation Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	495,299	737,024
Investment transactions — affiliated issuers (Note 7)	(2,030,575)	(8,351,394)
Realized gain distributions — unaffiliated issuers	19,702	62,664
Realized gain distributions — affiliated issuers (Note 7)	2,928,512	8,291,978

Net realized gain (loss)	1,412,938	740,272

Net change in unrealized appreciation (depreciation) on:
Investment transactions — unaffiliated issuers	(3,557,189)	(5,560,392)
Investment transactions — affiliated issuers (Note 7)	(14,199,069)	(14,415,176)

Net change in unrealized appreciation (depreciation)	(17,756,258)	(19,975,568)

Net realized gain (loss) and change in unrealized appreciation (depreciation)	(16,343,320)	(19,235,296)

Net increase (decrease) in net assets resulting from operations	$(11,191,919)	$(15,035,225)

The accompanying notes are an integral part of the financial statements.

32

MassMutual Select 60/40 Allocation Fund	MassMutual Select 80/20 Allocation Fund	MassMutual RetireSMART by JPMorgan In Retirement Fund	MassMutual RetireSMART by JPMorgan 2020 Fund	MassMutual RetireSMART by JPMorgan 2025 Fund

560,700	409,762	406,523	(34,348)	(330,159)
(9,886,695)	(7,971,734)	(3,552,418)	(8,236,265)	(8,005,444)
68,822	50,595	132,610	302,047	-
8,863,689	6,485,093	3,448,239	7,755,919	7,688,684

(393,484)	(1,026,284)	434,954	(212,647)	(646,919)

(6,780,226)	(5,331,539)	(5,301,831)	(9,689,312)	(8,993,209)
(16,716,273)	(11,639,421)	(14,224,664)	(26,092,422)	(21,391,470)

(23,496,499)	(16,970,960)	(19,526,495)	(35,781,734)	(30,384,679)

(23,889,983)	(17,997,244)	(19,091,541)	(35,994,381)	(31,031,598)

$(20,734,477)	$(16,432,546)	$(14,461,421)	$(27,136,376)	$(24,619,805)

33

MassMutual Select Target Allocation and MassMutual RetireSMART by JPMorgan Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended March 31, 2020 (Unaudited)

	MassMutual RetireSMART by JPMorgan 2030 Fund	MassMutual RetireSMART by JPMorgan 2035 Fund
Investment income (Note 2):
Dividends — unaffiliated issuers	$2,063,287	$864,079
Dividends — affiliated issuers (Note 7)	8,839,152	3,465,012

Total investment income	10,902,439	4,329,091

Expenses (Note 3):
Custody fees	7,362	7,988
Audit fees	16,125	16,103
Legal fees	4,794	2,081
Proxy fees	472	472
Accounting & Administration fees	27,214	29,345
Shareholder reporting fees	16,666	12,147
Trustees’ fees	9,648	4,196
Registration and filing fees	53,218	50,312
Transfer agent fees	1,471	1,509

	136,970	124,153
Administration fees:
Class R5	45,711	934
Service Class	34,611	6,280
Administrative Class	69,661	22,620
Class A	57,785	27,270
Class R4	55,072	47,219
Class R3	99,147	59,901
Distribution and Service fees:
Class A	96,308	45,449
Class R4	68,840	59,024
Class R3	247,868	149,754
Shareholder service fees:
Service Class	11,537	2,093
Administrative Class	69,661	22,620
Class A	57,785	27,270

Total expenses	1,050,956	594,587
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(3,000)	(10,742)
Class R5 fees reimbursed by adviser	(6,622)	(601)
Service Class fees reimbursed by adviser	(3,428)	(2,696)
Administrative Class fees reimbursed by adviser	(6,522)	(9,782)
Class A fees reimbursed by adviser	(5,764)	(11,774)
Class R4 fees reimbursed by adviser	(3,792)	(14,833)
Class R3 fees reimbursed by adviser	(7,355)	(19,410)

Net expenses:	1,014,473	524,749

Net investment income (loss)	9,887,966	3,804,342

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	(1,527,816)	(1,253,472)
Investment transactions — affiliated issuers (Note 7)	(26,039,468)	(10,643,702)
Realized gain distributions — unaffiliated issuers	668,459	341,703
Realized gain distributions — affiliated issuers (Note 7)	16,581,530	8,532,863

Net realized gain (loss)	(10,317,295)	(3,022,608)

Net change in unrealized appreciation (depreciation) on:
Investment transactions — unaffiliated issuers	(18,094,755)	(8,701,111)
Investment transactions — affiliated issuers (Note 7)	(33,831,919)	(16,729,786)

Net change in unrealized appreciation (depreciation)	(51,926,674)	(25,430,897)

Net realized gain (loss) and change in unrealized appreciation (depreciation)	(62,243,969)	(28,453,505)

Net increase (decrease) in net assets resulting from operations	$(52,356,003)	$(24,649,163)

The accompanying notes are an integral part of the financial statements.

34

MassMutual RetireSMART by JPMorgan 2040 Fund	MassMutual RetireSMART by JPMorgan 2045 Fund	MassMutual RetireSMART by JPMorgan 2050 Fund	MassMutual RetireSMART by JPMorgan 2055 Fund	MassMutual RetireSMART by JPMorgan 2060 Fund

$1,290,267	$539,279	$762,858	$236,490	$60,418
4,677,615	1,832,622	2,599,775	805,739	208,083

5,967,882	2,371,901	3,362,633	1,042,229	268,501

7,826	7,745	7,847	8,692	7,643
16,138	16,097	16,100	16,089	16,087
3,068	1,307	1,797	553	138
472	472	472	472	472
29,144	29,345	29,345	29,276	29,278
13,811	10,966	11,671	9,748	9,103
6,202	2,643	3,642	1,298	280
53,490	50,546	52,471	49,905	43,147
1,509	1,509	1,509	1,509	1,509

131,660	120,630	124,854	117,542	107,657

32,741	394	23,967	283	707
17,185	2,946	6,641	1,813	443
51,595	14,904	35,682	5,597	593
33,180	15,950	16,879	6,016	429
41,758	28,919	22,648	12,144	444
56,390	45,859	32,262	22,541	1,040

55,301	26,584	28,131	10,027	715
52,198	36,148	28,310	15,180	555
140,976	114,648	80,654	56,352	2,598

5,728	982	2,214	604	148
51,595	14,904	35,682	5,597	593
33,180	15,950	16,879	6,016	429

703,487	438,818	454,803	259,712	116,351

(5,901)	(13,581)	(7,762)	(14,065)	(73,641)
(13,149)	(610)	(25,701)	(1,113)	(9,895)
(4,720)	(3,035)	(4,765)	(4,728)	(4,149)
(13,555)	(15,357)	(25,464)	(14,549)	(5,552)
(9,098)	(16,435)	(12,097)	(15,626)	(4,020)
(8,040)	(22,350)	(12,115)	(23,567)	(3,118)
(11,458)	(35,440)	(17,325)	(43,892)	(7,282)

637,566	332,010	349,574	142,172	8,694

5,330,316	2,039,891	3,013,059	900,057	259,807

(2,825,772)	(968,354)	(1,647,945)	(458,302)	(83,201)
(23,494,422)	(9,274,030)	(15,772,727)	(2,987,100)	(788,690)
576,622	254,168	363,087	112,415	29,034
14,217,776	6,342,079	8,992,889	2,787,692	719,938

(11,525,796)	(3,646,137)	(8,064,696)	(545,295)	(122,919)

(13,868,112)	(6,172,345)	(8,711,973)	(2,674,714)	(747,315)
(23,324,380)	(11,402,361)	(14,199,441)	(6,059,171)	(1,745,818)

(37,192,492)	(17,574,706)	(22,911,414)	(8,733,885)	(2,493,133)

(48,718,288)	(21,220,843)	(30,976,110)	(9,279,180)	(2,616,052)

$(43,387,972)	$(19,180,952)	$(27,963,051)	$(8,379,123)	$(2,356,245)

35

MassMutual Select Target Allocation and MassMutual RetireSMART by JPMorgan Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select 20/80 Allocation Fund
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$5,151,401	$5,412,633
Net realized gain (loss)	1,412,938	1,107,539
Net change in unrealized appreciation (depreciation)	(17,756,258)	6,933,129

Net increase (decrease) in net assets resulting from operations	(11,191,919)	13,453,301

Distributions to shareholders (Note 2):
Class I	(665,330)	(456,635)
Class R5	(334,028)	(340,190)
Service Class	(457,166)	(396,511)
Administrative Class	(1,375,252)	(1,811,415)
Class A	(1,090,948)	(1,203,067)
Class R4	(5,853,418)	(5,116,375)
Class R3	(287,914)	(351,773)

Total distributions	(10,064,056)	(9,675,966)

Net fund share transactions (Note 5):
Class I	3,288,568	3,494,383
Class R5	(303,000)	(211,948)
Service Class	693,855	1,174,439
Administrative Class	3,517,183	(7,530,815)
Class A	(1,046,703)	(2,089,284)
Class R4	(2,560,802)	14,980,780
Class R3	(606,428)	(682,332)

Increase (decrease) in net assets from fund share transactions	2,982,673	9,135,223

Total increase (decrease) in net assets	(18,273,302)	12,912,558
Net assets
Beginning of period	217,597,761	204,685,203

End of period	$199,324,459	$217,597,761

The accompanying notes are an integral part of the financial statements.

36

MassMutual Select 40/60 Allocation Fund		MassMutual Select 60/40 Allocation Fund
Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019

$4,200,071	$5,858,144	$3,155,506	$4,650,879
740,272	15,919,347	(393,484)	18,432,655
(19,975,568)	(11,008,818)	(23,496,499)	(16,784,046)

(15,035,225)	10,768,673	(20,734,477)	6,299,488

(3,067,300)	(1,282,311)	(2,104,500)	(1,681,179)
(1,195,477)	(2,363,743)	(1,817,641)	(1,504,204)
(950,280)	(1,032,379)	(865,362)	(1,040,049)
(5,744,770)	(7,634,289)	(8,086,145)	(11,431,456)
(7,168,948)	(7,802,596)	(7,599,728)	(9,053,344)
(4,091,189)	(3,153,518)	(3,401,000)	(3,190,043)
(872,839)	(1,001,709)	(1,677,229)	(2,012,259)

(23,090,803)	(24,270,545)	(25,551,605)	(29,912,534)

4,662,317	16,294,613	5,179,414	8,479,697
2,621,311	(14,086,453)	3,055,730	(384,705)
(212,624)	615,021	(109,504)	1,258,530
(12,330,214)	(11,820,906)	(11,273,658)	(2,871,542)
(6,870,133)	(4,750,920)	337,439	(4,215,607)
4,621,914	7,326,034	3,770,102	5,496,513
963,624	(1,609,640)	(944,724)	1,303,419

(6,543,805)	(8,032,251)	14,799	9,066,305

(44,669,833)	(21,534,123)	(46,271,283)	(14,546,741)

252,376,323	273,910,446	227,815,962	242,362,703

$207,706,490	$252,376,323	$181,544,679	$227,815,962

37

MassMutual Select Target Allocation and MassMutual RetireSMART by JPMorgan Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select 80/20 Allocation Fund
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,564,698	$2,089,459
Net realized gain (loss)	(1,026,284)	10,069,595
Net change in unrealized appreciation (depreciation)	(16,970,960)	(10,341,071)

Net increase (decrease) in net assets resulting from operations	(16,432,546)	1,817,983

Distributions to shareholders (Note 2):
Class I	(3,311,847)	(2,594,461)
Class R5	(686,078)	(586,773)
Service Class	(306,859)	(362,897)
Administrative Class	(2,905,452)	(4,425,472)
Class A	(3,568,823)	(4,251,879)
Class R4	(2,305,120)	(2,263,160)
Class R3	(2,092,220)	(1,070,597)

Total distributions	(15,176,399)	(15,555,239)

Net fund share transactions (Note 5):
Class I	9,529,471	8,035,877
Class R5	1,176,962	(210,705)
Service Class	28,374	578,070
Administrative Class	(4,495,525)	(928,570)
Class A	3,104,536	404,980
Class R4	3,818,563	3,120,412
Class R3	9,858,331	1,555,830

Increase (decrease) in net assets from fund share transactions	23,020,712	12,555,894

Total increase (decrease) in net assets	(8,588,233)	(1,181,362)
Net assets
Beginning of period	120,052,585	121,233,947

End of period	$111,464,352	$120,052,585

The accompanying notes are an integral part of the financial statements.

38

MassMutual RetireSMART by JPMorgan In Retirement Fund		MassMutual RetireSMART by JPMorgan 2020 Fund
Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019

$4,630,120	$2,249,155	$8,858,005	$9,994,966
434,954	(1,046,134)	(212,647)	8,789,481
(19,526,495)	12,418,808	(35,781,734)	(506,722)

(14,461,421)	13,621,829	(27,136,376)	18,277,725

(518,218)	(144,704)	(2,347,748)	(3,156,055)
(279,379)	(75,776)	(3,609,194)	(4,124,720)
(453,383)	(520,524)	(1,869,159)	(5,009,458)
(1,086,634)	(938,553)	(3,930,329)	(7,959,196)
(1,787,822)	(1,167,602)	(4,530,167)	(6,256,148)
(654,174)	(168,434)	(2,936,348)	(5,176,395)
(851,238)	(513,708)	(3,429,245)	(7,305,993)

(5,630,848)	(3,529,301)	(22,652,190)	(38,987,965)

3,083,875	12,586,418	4,160,252	17,088,046
(2,424,271)	6,938,660	(11,674,790)	45,907,464
554,819	2,149,395	2,660,085	(46,894,530)
(8,655,677)	15,772,241	(25,919,208)	(6,739,841)
4,694,476	40,579,974	9,546,504	702,607
(9,547,440)	18,076,961	(19,085,678)	(4,182,447)
(5,745,798)	22,227,107	(8,597,254)	(6,794,731)

(18,040,016)	118,330,756	(48,910,089)	(913,432)

(38,132,285)	128,423,284	(98,698,655)	(21,623,672)

204,586,731	76,163,447	393,627,636	415,251,308

$166,454,446	$204,586,731	$294,928,981	$393,627,636

39

MassMutual Select Target Allocation and MassMutual RetireSMART by JPMorgan Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual RetireSMART by JPMorgan 2025 Fund
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$6,411,793	$6,411,942
Net realized gain (loss)	(646,919)	10,764,491
Net change in unrealized appreciation (depreciation)	(30,384,679)	(4,769,325)

Net increase (decrease) in net assets resulting from operations	(24,619,805)	12,407,108

Distributions to shareholders (Note 2):
Class I	(3,525,433)	(3,641,934)
Class R5	(33,248)	(5,683)
Service Class	(720,145)	(1,792,633)
Administrative Class	(3,214,269)	(4,672,252)
Class A	(4,524,795)	(3,514,932)
Class R4	(4,605,538)	(6,739,429)
Class R3	(5,720,526)	(8,904,717)

Total distributions	(22,343,954)	(29,271,580)

Net fund share transactions (Note 5):
Class I	3,750,365	20,113,089
Class R5	(118,372)	458,099
Service Class	301,070	(8,923,885)
Administrative Class	(2,364,483)	(1,023,462)
Class A	8,738,630	15,026,057
Class R4	(24,195,649)	(3,104,960)
Class R3	(6,393,439)	(3,557,826)

Increase (decrease) in net assets from fund share transactions	(20,281,878)	18,987,112

Total increase (decrease) in net assets	(67,245,637)	2,122,640
Net assets
Beginning of period	285,537,576	283,414,936

End of period	$218,291,939	$285,537,576

The accompanying notes are an integral part of the financial statements.

40

MassMutual RetireSMART by JPMorgan 2030 Fund		MassMutual RetireSMART by JPMorgan 2035 Fund
Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019

$9,887,966	$11,122,925	$3,804,342	$4,578,281
(10,317,295)	32,189,895	(3,022,608)	15,002,435
(51,926,674)	(23,133,616)	(25,430,897)	(13,446,943)

(52,356,003)	20,179,204	(24,649,163)	6,133,773

(4,184,783)	(4,461,097)	(4,031,218)	(3,557,363)
(8,663,794)	(6,897,350)	(200,233)	(15,945)
(4,185,363)	(8,708,981)	(876,054)	(1,396,330)
(8,581,994)	(12,618,240)	(3,149,269)	(3,771,444)
(7,025,120)	(7,801,913)	(3,818,540)	(3,169,502)
(5,301,308)	(7,808,568)	(5,295,963)	(6,389,269)
(8,817,879)	(14,006,420)	(6,232,186)	(7,734,831)

(46,760,241)	(62,302,569)	(23,603,463)	(26,034,684)

67,941	24,084,019	820,929	13,717,802
(8,373,196)	76,105,683	274,357	1,618,228
6,782,690	(61,042,834)	1,060,769	(3,683,781)
(31,663,660)	10,657,675	(1,481,072)	1,933,210
7,638,746	3,840,359	5,216,096	3,343,896
(19,210,507)	(5,169,898)	(19,430,489)	(2,003,823)
(6,605,555)	(5,334,432)	(712,639)	(1,859,248)

(51,363,541)	43,140,572	(14,252,049)	13,066,284

(150,479,785)	1,017,207	(62,504,675)	(6,834,627)

516,267,780	515,250,573	221,011,901	227,846,528

$365,787,995	$516,267,780	$158,507,226	$221,011,901

41

MassMutual Select Target Allocation and MassMutual RetireSMART by JPMorgan Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual RetireSMART by JPMorgan 2040 Fund
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$5,330,316	$6,479,465
Net realized gain (loss)	(11,525,796)	27,220,107
Net change in unrealized appreciation (depreciation)	(37,192,492)	(24,759,757)

Net increase (decrease) in net assets resulting from operations	(43,387,972)	8,939,815

Distributions to shareholders (Note 2):
Class I	(3,486,911)	(2,736,758)
Class R5	(7,170,479)	(4,654,320)
Service Class	(2,410,262)	(5,250,215)
Administrative Class	(7,435,074)	(9,079,419)
Class A	(4,677,279)	(4,336,919)
Class R4	(4,678,634)	(5,533,240)
Class R3	(5,904,393)	(7,786,600)

Total distributions	(35,763,032)	(39,377,471)

Net fund share transactions (Note 5):
Class I	1,652,498	17,488,614
Class R5	(4,087,050)	52,614,192
Service Class	3,913,954	(39,014,312)
Administrative Class	(20,825,995)	9,514,682
Class A	6,645,845	1,348,592
Class R4	(16,335,239)	1,450,234
Class R3	(2,368,819)	1,537,468

Increase (decrease) in net assets from fund share transactions	(31,404,806)	44,939,470

Total increase (decrease) in net assets	(110,555,810)	14,501,814
Net assets
Beginning of period	334,664,360	320,162,546

End of period	$224,108,550	$334,664,360

The accompanying notes are an integral part of the financial statements.

42

MassMutual RetireSMART by JPMorgan 2045 Fund		MassMutual RetireSMART by JPMorgan 2050 Fund
Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019

$2,039,891	$2,625,526	$3,013,059	$3,676,721
(3,646,137)	11,727,812	(8,064,696)	15,948,089
(17,574,706)	(10,938,015)	(22,911,414)	(14,162,578)

(19,180,952)	3,415,323	(27,963,051)	5,462,232

(2,290,625)	(1,763,124)	(1,787,053)	(1,550,399)
(91,363)	(18,331)	(5,204,699)	(3,893,659)
(455,111)	(1,113,350)	(933,843)	(2,771,186)
(2,243,119)	(2,297,794)	(5,193,345)	(6,259,727)
(2,397,261)	(1,924,872)	(2,344,984)	(2,376,030)
(3,505,240)	(3,532,658)	(2,525,281)	(2,965,880)
(5,160,018)	(5,793,557)	(3,256,926)	(5,047,633)

(16,142,737)	(16,443,686)	(21,246,131)	(24,864,514)

(930,984)	10,348,795	139,836	9,849,042
146,098	609,181	1,770,828	39,620,995
344,258	(5,080,655)	1,983,213	(28,387,351)
(673,596)	4,890,013	(17,433,467)	13,052,803
4,199,750	1,705,007	4,289,740	2,424,990
(10,685,725)	2,006,332	(7,269,323)	3,022,991
1,701,693	2,134,444	(856,675)	(797,829)

(5,898,506)	16,613,117	(17,375,848)	38,785,641

(41,222,195)	3,584,754	(66,585,030)	19,383,359

141,950,699	138,365,945	199,782,868	180,399,509

$100,728,504	$141,950,699	$133,197,838	$199,782,868

43

MassMutual Select Target Allocation and MassMutual RetireSMART by JPMorgan Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual RetireSMART by JPMorgan 2055 Fund
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$900,057	$1,098,473
Net realized gain (loss)	(545,295)	2,966,198
Net change in unrealized appreciation (depreciation)	(8,733,885)	(2,393,171)

Net increase (decrease) in net assets resulting from operations	(8,379,123)	1,671,500

Distributions to shareholders (Note 2):
Class I	(904,107)	(668,592)
Class R5	(61,240)	(27,380)
Service Class	(261,894)	(673,919)
Administrative Class	(786,245)	(745,615)
Class A	(851,085)	(658,269)
Class R4	(1,390,113)	(1,284,484)
Class R3	(2,315,797)	(2,425,873)

Total distributions	(6,570,481)	(6,484,132)

Net fund share transactions (Note 5):
Class I	(420,198)	4,276,660
Class R5	121,101	322,389
Service Class	285,567	(2,661,756)
Administrative Class	(394,029)	2,601,541
Class A	1,280,297	999,495
Class R4	(5,345,156)	2,194,809
Class R3	2,645,805	2,803,243

Increase (decrease) in net assets from fund share transactions	(1,826,613)	10,536,381

Total increase (decrease) in net assets	(16,776,217)	5,723,749
Net assets
Beginning of period	60,973,858	55,250,109

End of period	$44,197,641	$60,973,858

The accompanying notes are an integral part of the financial statements.

44

MassMutual RetireSMART by JPMorgan 2060 Fund
Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019

$259,807	$343,017
(122,919)	789,382
(2,493,133)	(879,757)

(2,356,245)	252,642

(1,264,216)	(1,494,091)
(163,846)	(44,637)
(66,555)	(93,014)
(85,772)	(57,919)
(55,176)	(38,502)
(49,173)	(33,943)
(92,975)	(101,371)

(1,777,713)	(1,863,477)

31,949	291,567
(255,750)	927,279
210,867	(50,021)
282,854	259,051
373,159	163,803
167,324	131,381
525,866	362,207

1,336,269	2,085,267

(2,797,689)	474,432

15,262,372	14,787,940

$12,464,683	$15,262,372

45

MassMutual Select 20/80 Allocation Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$10.15	$0.25		$(0.68)	$(0.43)	$(0.31)	$(0.20)	$-	$(0.51)	$9.21	(4.61%	)[b]	$14,103	0.11%	[a]	0.02%	[a]	4.99%	[a]
9/30/19	10.02	0.27		0.37	0.64	(0.32)	(0.19)	-	(0.51)	10.15	6.95%		12,197	0.12%		0.02%		2.78%
9/30/18	10.04	0.23		0.04	0.27	(0.29)	-	-	(0.29)	10.02	2.71%		8,431	0.12%		0.02%		2.27%
9/30/17	9.72	0.09		0.46	0.55	(0.22)	-	(0.01)	(0.23)	10.04	5.86%		6,399	0.12%		0.03%		0.88%
9/30/16	9.40	0.23		0.38	0.61	(0.26)	(0.03)	-	(0.29)	9.72	6.66%		288	0.13%		0.02%		2.46%
9/30/15[i]	9.73	0.02		(0.21)	(0.19)	-	(0.14)	-	(0.14)	9.40	(2.01%	)[b]	170	0.12%	[a]	0.02%	[a]	0.24%	[a]
12/31/14[h]	10.19	0.34		(0.07)	0.27	(0.29)	(0.44)	-	(0.73)	9.73	2.62%	[b]	204	0.09%	[a]	0.02%	[a]	4.32%	[a]
Class R5
3/31/20[r]	$10.14	$0.25		$(0.68)	$(0.43)	$(0.30)	$(0.20)	$-	$(0.50)	$9.21	(4.61%	)[b]	$5,986	0.21%	[a]	0.12%	[a]	5.02%	[a]
9/30/19	10.01	0.29		0.34	0.63	(0.31)	(0.19)	-	(0.50)	10.14	6.83%		6,919	0.22%		0.12%		2.96%
9/30/18	10.02	0.34		(0.07)	0.27	(0.28)	-	-	(0.28)	10.01	2.72%		7,023	0.22%		0.13%		3.45%
9/30/17	9.70	0.17		0.37	0.54	(0.21)	-	(0.01)	(0.22)	10.02	5.77%		11,556	0.22%		0.13%		1.76%
9/30/16	9.39	0.23		0.36	0.59	(0.25)	(0.03)	-	(0.28)	9.70	6.49%		9,490	0.23%		0.12%		2.43%
9/30/15[i]	9.73	0.01		(0.21)	(0.20)	-	(0.14)	-	(0.14)	9.39	(2.11%	)[b]	4,154	0.22%	[a]	0.12%	[a]	0.15%	[a]
12/31/14	10.03	0.25		0.17	0.42	(0.28)	(0.44)	-	(0.72)	9.73	4.15%		3,921	0.18%		0.13%		2.44%
Service Class
3/31/20[r]	$10.13	$0.25		$(0.68)	$(0.43)	$(0.29)	$(0.20)	$-	$(0.49)	$9.21	(4.70%	)[b]	$9,019	0.31%	[a]	0.22%	[a]	4.92%	[a]
9/30/19	10.01	0.27		0.34	0.61	(0.30)	(0.19)	-	(0.49)	10.13	6.62%		9,225	0.32%		0.22%		2.74%
9/30/18	10.02	0.23		0.03	0.26	(0.27)	-	-	(0.27)	10.01	2.61%		7,882	0.32%		0.22%		2.27%
9/30/17	9.69	0.17		0.37	0.54	(0.20)	-	(0.01)	(0.21)	10.02	5.72%		7,138	0.32%		0.23%		1.80%
9/30/16	9.37	0.28		0.30	0.58	(0.23)	(0.03)	-	(0.26)	9.69	6.39%		8,032	0.33%		0.22%		3.03%
9/30/15[i]	9.72	0.00	[d]	(0.21)	(0.21)	-	(0.14)	-	(0.14)	9.37	(2.22%	)[b]	19,160	0.32%	[a]	0.22%	[a]	0.04%	[a]
12/31/14	10.03	0.29		0.12	0.41	(0.28)	(0.44)	-	(0.72)	9.72	3.99%		21,586	0.27%		0.21%		2.84%

	Six months ended March 31, 2020[b,r]	Year ended September 30				Period ended September 30, 2015[b]	Year ended December 31, 2014
		2019	2018	2017	2016
Portfolio turnover rate	26%	39%	62%	39%	69%	27%	31%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

46

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/20[r]	$10.14	$0.22	$(0.67)	$(0.45)	$(0.27)	$(0.20)	$-	$(0.47)	$9.22	(4.75%	)[b]	$32,589	0.41%	[a]	0.32%	[a]	4.33%	[a]
9/30/19	10.01	0.28	0.33	0.61	(0.29)	(0.19)	-	(0.48)	10.14	6.57%		32,206	0.42%		0.32%		2.87%
9/30/18	10.02	0.27	(0.02)	0.25	(0.26)	-	-	(0.26)	10.01	2.50%		39,271	0.42%		0.33%		2.72%
9/30/17	9.70	0.16	0.36	0.52	(0.19)	-	(0.01)	(0.20)	10.02	5.53%		52,556	0.42%		0.33%		1.64%
9/30/16	9.38	0.22	0.36	0.58	(0.23)	(0.03)	-	(0.26)	9.70	6.33%		53,140	0.43%		0.32%		2.39%
9/30/15[i]	9.73	(0.00)[d]	(0.21)	(0.21)	-	(0.14)	-	(0.14)	9.38	(2.21%	)[b]	62,204	0.42%	[a]	0.32%	[a]	(0.05%	)[a]
12/31/14	10.04	0.22	0.17	0.39	(0.26)	(0.44)	-	(0.70)	9.73	3.87%		62,351	0.36%		0.31%		2.19%
Class A
3/31/20[r]	$10.19	$0.23	$(0.69)	$(0.46)	$(0.25)	$(0.20)	$-	$(0.45)	$9.28	(4.83%	)[b]	$22,498	0.66%	[a]	0.57%	[a]	4.52%	[a]
9/30/19	10.05	0.25	0.34	0.59	(0.26)	(0.19)	-	(0.45)	10.19	6.34%		25,898	0.67%		0.57%		2.59%
9/30/18	10.05	0.23	0.00 [d]	0.23	(0.23)	-	-	(0.23)	10.05	2.30%		27,681	0.67%		0.58%		2.25%
9/30/17	9.68	0.15	0.35	0.50	(0.12)	-	(0.01)	(0.13)	10.05	5.29%		32,580	0.67%		0.58%		1.50%
9/30/16	9.36	0.24	0.31	0.55	(0.20)	(0.03)	-	(0.23)	9.68	6.03%		39,639	0.68%		0.57%		2.56%
9/30/15[i]	9.74	(0.02)	(0.22)	(0.24)	-	(0.14)	-	(0.14)	9.36	(2.52%	)[b]	113,693	0.67%	[a]	0.57%	[a]	(0.31%	)[a]
12/31/14	10.04	0.19	0.19	0.38	(0.24)	(0.44)	-	(0.68)	9.74	3.69%		125,410	0.61%		0.56%		1.83%
Class R4
3/31/20[r]	$10.04	$0.23	$(0.67)	$(0.44)	$(0.27)	$(0.20)	$-	$(0.47)	$9.13	(4.76%	)[b]	$109,232	0.56%	[a]	0.47%	[a]	4.65%	[a]
9/30/19	9.92	0.24	0.35	0.59	(0.28)	(0.19)	-	(0.47)	10.04	6.42%		124,050	0.57%		0.47%		2.47%
9/30/18	9.94	0.22	0.01	0.23	(0.25)	-	-	(0.25)	9.92	2.31%		106,763	0.57%		0.48%		2.24%
9/30/17	9.64	0.13	0.38	0.51	(0.20)	-	(0.01)	(0.21)	9.94	5.41%		98,559	0.57%		0.48%		1.37%
9/30/16	9.36	0.00 [d]	0.56	0.56	(0.25)	(0.03)	-	(0.28)	9.64	6.13%		81,328	0.58%		0.47%		0.05%
9/30/15[i]	9.72	0.00 [d]	(0.22)	(0.22)	-	(0.14)	-	(0.14)	9.36	(2.32%	)[b]	1,496	0.57%	[a]	0.47%	[a]	0.04%	[a]
12/31/14[h]	10.18	0.21	0.03	0.24	(0.26)	(0.44)	-	(0.70)	9.72	2.29%	[b]	102	0.54%	[a]	0.47%	[a]	2.76%	[a]
Class R3
3/31/20[r]	$10.01	$0.22	$(0.68)	$(0.46)	$(0.23)	$(0.20)	$-	$(0.43)	$9.12	(4.94%	)[b]	$5,897	0.81%	[a]	0.72%	[a]	4.41%	[a]
9/30/19	9.89	0.22	0.34	0.56	(0.25)	(0.19)	-	(0.44)	10.01	6.15%		7,102	0.82%		0.72%		2.30%
9/30/18	9.91	0.20	0.01	0.21	(0.23)	-	-	(0.23)	9.89	2.10%		7,635	0.82%		0.73%		2.03%
9/30/17	9.61	0.10	0.38	0.48	(0.17)	-	(0.01)	(0.18)	9.91	5.13%		7,538	0.82%		0.73%		1.00%
9/30/16	9.33	0.09	0.45	0.54	(0.23)	(0.03)	-	(0.26)	9.61	5.96%		5,155	0.83%		0.72%		1.00%
9/30/15[i]	9.72	(0.02)	(0.23)	(0.25)	-	(0.14)	-	(0.14)	9.33	(2.63%	)[b]	1,302	0.82%	[a]	0.72%	[a]	(0.23%	)[a]
12/31/14[h]	10.18	0.19	0.03	0.22	(0.24)	(0.44)	-	(0.68)	9.72	2.10%	[b]	102	0.79%	[a]	0.72%	[a]	2.51%	[a]

47

MassMutual Select 40/60 Allocation Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$9.93	$0.18	$(0.70)	$(0.52)	$(0.24)	$(0.78)	$(1.02)	$8.39	(6.44%	)[b]	$28,253	0.10%	[a]	0.04%	[a]	3.80%	[a]
9/30/19	10.58	0.21	0.13	0.34	(0.31)	(0.68)	(0.99)	9.93	4.69%		28,843	0.10%		0.04%		2.13%
9/30/18	10.31	0.16	0.47	0.63	(0.34)	(0.02)	(0.36)	10.58	6.21%		12,666	0.09%		0.05%		1.50%
9/30/17	9.53	0.04	0.96	1.00	(0.22)	-	(0.22)	10.31	10.72%		7,078	0.08%		0.07%		0.40%
9/30/16	9.14	0.45	0.28	0.73	(0.23)	(0.11)	(0.34)	9.53	8.18%		198	0.08%		0.04%		4.89%
9/30/15[i]	9.79	0.02	(0.39)	(0.37)	-	(0.28)	(0.28)	9.14	(3.85%	)[b]	642	0.07%	[a]	0.04%	[a]	0.30%	[a]
12/31/14[h]	10.76	0.42	(0.12)	0.30	(0.31)	(0.96)	(1.27)	9.79	2.65%	[b]	725	0.06%	[a]	0.04%	[a]	5.19%	[a]
Class R5
3/31/20[r]	$9.94	$0.19	$(0.73)	$(0.54)	$(0.22)	$(0.78)	$(1.00)	$8.40	(6.57%	)[b]	$10,609	0.20%	[a]	0.14%	[a]	4.02%	[a]
9/30/19	10.57	0.28	0.06	0.34	(0.29)	(0.68)	(0.97)	9.94	4.76%		9,972	0.20%		0.14%		2.88%
9/30/18	10.31	0.29	0.32	0.61	(0.33)	(0.02)	(0.35)	10.57	6.01%		25,611	0.19%		0.15%		2.78%
9/30/17	9.53	0.15	0.84	0.99	(0.21)	-	(0.21)	10.31	10.62%		41,947	0.18%		0.16%		1.52%
9/30/16	9.13	0.20	0.53	0.73	(0.22)	(0.11)	(0.33)	9.53	8.21%		39,100	0.18%		0.14%		2.16%
9/30/15[i]	9.79	0.01	(0.39)	(0.38)	-	(0.28)	(0.28)	9.13	(3.95%	)[b]	21,120	0.17%	[a]	0.14%	[a]	0.19%	[a]
12/31/14	10.61	0.26	0.18	0.44	(0.30)	(0.96)	(1.26)	9.79	4.01%		24,005	0.16%		0.15%		2.38%
Service Class
3/31/20[r]	$9.98	$0.16	$(0.71)	$(0.55)	$(0.21)	$(0.78)	$(0.99)	$8.44	(6.62%	)[b]	$9,545	0.30%	[a]	0.24%	[a]	3.26%	[a]
9/30/19	10.62	0.23	0.10	0.33	(0.29)	(0.68)	(0.97)	9.98	4.53%		11,427	0.30%		0.24%		2.35%
9/30/18	10.35	0.10	0.51	0.61	(0.32)	(0.02)	(0.34)	10.62	5.97%		11,330	0.29%		0.25%		0.96%
9/30/17	9.55	0.17	0.82	0.99	(0.19)	-	(0.19)	10.35	10.53%		4,509	0.28%		0.26%		1.77%
9/30/16	9.14	0.25	0.46	0.71	(0.19)	(0.11)	(0.30)	9.55	7.98%		5,623	0.28%		0.24%		2.76%
9/30/15[i]	9.81	0.01	(0.40)	(0.39)	-	(0.28)	(0.28)	9.14	(4.05%	)[b]	36,457	0.27%	[a]	0.24%	[a]	0.09%	[a]
12/31/14	10.62	0.24	0.19	0.43	(0.28)	(0.96)	(1.24)	9.81	4.01%		49,324	0.25%		0.23%		2.24%

	Six months ended March 31, 2020[b,r]	Year ended September 30				Period ended September 30, 2015[b]	Year ended December 31, 2014
		2019	2018	2017	2016
Portfolio turnover rate	44%	43%	52%	30%	62%	17%	28%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

48

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/20[r]	$9.96	$0.18		$(0.73)	$(0.55)	$(0.20)	$(0.78)	$(0.98)	$8.43	(6.67%	)[b]	$49,582	0.40%	[a]	0.34%	[a]	3.63%	[a]
9/30/19	10.59	0.23		0.09	0.32	(0.27)	(0.68)	(0.95)	9.96	4.50%		70,893	0.40%		0.34%		2.40%
9/30/18	10.32	0.23		0.37	0.60	(0.31)	(0.02)	(0.33)	10.59	5.86%		87,160	0.39%		0.35%		2.18%
9/30/17	9.54	0.12		0.85	0.97	(0.19)	-	(0.19)	10.32	10.36%		98,641	0.38%		0.36%		1.26%
9/30/16	9.14	0.20		0.51	0.71	(0.20)	(0.11)	(0.31)	9.54	7.92%		105,186	0.38%		0.34%		2.22%
9/30/15[i]	9.82	0.00	[d]	(0.40)	(0.40)	-	(0.28)	(0.28)	9.14	(4.15%	)[b]	128,868	0.37%	[a]	0.34%	[a]	0.01%	[a]
12/31/14	10.63	0.20		0.22	0.42	(0.27)	(0.96)	(1.23)	9.82	3.89%		138,574	0.34%		0.33%		1.83%
Class A
3/31/20[r]	$9.99	$0.16		$(0.72)	$(0.56)	$(0.18)	$(0.78)	$(0.96)	$8.47	(6.74%	)[b]	$63,250	0.65%	[a]	0.59%	[a]	3.33%	[a]
9/30/19	10.61	0.21		0.09	0.30	(0.24)	(0.68)	(0.92)	9.99	4.24%		81,959	0.65%		0.59%		2.13%
9/30/18	10.34	0.20		0.37	0.57	(0.28)	(0.02)	(0.30)	10.61	5.56%		91,459	0.64%		0.60%		1.90%
9/30/17	9.54	0.11		0.85	0.96	(0.16)	-	(0.16)	10.34	10.22%		115,392	0.63%		0.61%		1.18%
9/30/16	9.14	0.17		0.51	0.68	(0.17)	(0.11)	(0.28)	9.54	7.59%		138,758	0.63%		0.59%		1.85%
9/30/15[i]	9.84	(0.02)		(0.40)	(0.42)	-	(0.28)	(0.28)	9.14	(4.34%	)[b]	165,092	0.62%	[a]	0.59%	[a]	(0.26%	)[a]
12/31/14	10.65	0.17		0.22	0.39	(0.24)	(0.96)	(1.20)	9.84	3.62%		199,865	0.59%		0.58%		1.53%
Class R4
3/31/20[r]	$9.88	$0.16		$(0.70)	$(0.54)	$(0.20)	$(0.78)	$(0.98)	$8.36	(6.65%	)[b]	$37,985	0.55%	[a]	0.49%	[a]	3.43%	[a]
9/30/19	10.53	0.19		0.10	0.29	(0.26)	(0.68)	(0.94)	9.88	4.19%		40,232	0.55%		0.49%		2.02%
9/30/18	10.26	0.18		0.41	0.59	(0.30)	(0.02)	(0.32)	10.53	5.80%		34,455	0.54%		0.50%		1.69%
9/30/17	9.50	0.10		0.85	0.95	(0.19)	-	(0.19)	10.26	10.25%		28,109	0.53%		0.51%		1.06%
9/30/16	9.13	0.03		0.66	0.69	(0.21)	(0.11)	(0.32)	9.50	7.72%		21,403	0.53%		0.49%		0.31%
9/30/15[i]	9.82	0.01		(0.42)	(0.41)	-	(0.28)	(0.28)	9.13	(4.25%	)[b]	1,693	0.52%	[a]	0.49%	[a]	0.17%	[a]
12/31/14[h]	10.79	0.20		0.06	0.26	(0.27)	(0.96)	(1.23)	9.82	2.29%	[b]	102	0.51%	[a]	0.49%	[a]	2.43%	[a]
Class R3
3/31/20[r]	$9.86	$0.15		$(0.71)	$(0.56)	$(0.16)	$(0.78)	$(0.94)	$8.36	(6.82%	)[b]	$8,483	0.80%	[a]	0.74%	[a]	3.16%	[a]
9/30/19	10.50	0.18		0.09	0.27	(0.23)	(0.68)	(0.91)	9.86	3.95%		9,050	0.80%		0.74%		1.90%
9/30/18	10.24	0.18		0.37	0.55	(0.27)	(0.02)	(0.29)	10.50	5.46%		11,230	0.79%		0.75%		1.73%
9/30/17	9.47	0.07		0.86	0.93	(0.16)	-	(0.16)	10.24	10.04%		12,819	0.78%		0.76%		0.72%
9/30/16	9.12	0.13		0.53	0.66	(0.20)	(0.11)	(0.31)	9.47	7.45%		8,773	0.78%		0.74%		1.38%
9/30/15[i]	9.82	0.01		(0.43)	(0.42)	-	(0.28)	(0.28)	9.12	(4.35%	)[b]	5,138	0.77%	[a]	0.74%	[a]	0.11%	[a]
12/31/14[h]	10.79	0.18		0.06	0.24	(0.25)	(0.96)	(1.21)	9.82	2.11%	[b]	102	0.76%	[a]	0.74%	[a]	2.18%	[a]

49

MassMutual Select 60/40 Allocation Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments		Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$9.90	$0.15	$(0.94)		$(0.79)	$(0.21)	$(1.06)	$(1.27)	$7.84	(9.93%	)[b]	$16,845	0.11%	[a]	0.04%	[a]	3.24%	[a]
9/30/19	11.21	0.21	(0.12	)aa	0.09	(0.32)	(1.08)	(1.40)	9.90	3.17%		15,679	0.11%		0.04%		2.19%
9/30/18	10.77	0.20	0.75		0.95	(0.40)	(0.11)	(0.51)	11.21	9.07%		8,011	0.10%		0.06%		1.84%
9/30/17	9.55	0.02	1.41		1.43	(0.21)	-	(0.21)	10.77	15.26%		10,236	0.10%		0.09%		0.24%
9/30/16	9.10	0.36	0.47		0.83	(0.20)	(0.18)	(0.38)	9.55	9.39%		110	0.09%		0.04%		3.85%
9/30/15[i]	10.02	0.03	(0.57)		(0.54)	-	(0.38)	(0.38)	9.10	(5.46%	)[b]	300	0.08%	[a]	0.04%	[a]	0.42%	[a]
12/31/14[h]	11.45	0.34	(0.05)		0.29	(0.31)	(1.41)	(1.72)	10.02	2.39%	[b]	318	0.06%	[a]	0.04%	[a]	4.02%	[a]
Class R5
3/31/20[r]	$9.91	$0.17	$(0.97)		$(0.80)	$(0.20)	$(1.06)	$(1.26)	$7.85	(9.99%	)[b]	$11,947	0.21%	[a]	0.14%	[a]	3.55%	[a]
9/30/19	11.21	0.22	(0.14	)aa	0.08	(0.30)	(1.08)	(1.38)	9.91	3.12%		12,028	0.21%		0.14%		2.21%
9/30/18	10.77	0.29	0.65		0.94	(0.39)	(0.11)	(0.50)	11.21	8.96%		13,583	0.20%		0.16%		2.60%
9/30/17	9.55	0.12	1.30		1.42	(0.20)	-	(0.20)	10.77	15.16%		21,697	0.20%		0.17%		1.24%
9/30/16	9.09	0.19	0.64		0.83	(0.19)	(0.18)	(0.37)	9.55	9.43%		22,452	0.19%		0.14%		2.09%
9/30/15[i]	10.02	0.02	(0.57)		(0.55)	-	(0.38)	(0.38)	9.09	(5.57%	)[b]	8,746	0.18%	[a]	0.14%	[a]	0.31%	[a]
12/31/14	11.31	0.22	0.20		0.42	(0.30)	(1.41)	(1.71)	10.02	3.57%		9,970	0.17%		0.15%		1.96%
Service Class
3/31/20[r]	$9.93	$0.12	$(0.92)		$(0.80)	$(0.19)	$(1.06)	$(1.25)	$7.88	(10.02%	)[b]	$7,211	0.31%	[a]	0.24%	[a]	2.58%	[a]
9/30/19	11.24	0.20	(0.14	)aa	0.06	(0.29)	(1.08)	(1.37)	9.93	2.90%		9,014	0.31%		0.24%		2.03%
9/30/18	10.80	0.11	0.82		0.93	(0.38)	(0.11)	(0.49)	11.24	8.81%		8,522	0.30%		0.25%		1.01%
9/30/17	9.55	0.13	1.29		1.42	(0.17)	-	(0.17)	10.80	15.13%		4,209	0.30%		0.27%		1.29%
9/30/16	9.09	0.21	0.60		0.81	(0.17)	(0.18)	(0.35)	9.55	9.18%		7,021	0.29%		0.24%		2.25%
9/30/15[i]	10.02	0.02	(0.57)		(0.55)	-	(0.38)	(0.38)	9.09	(5.56%	)[b]	25,552	0.28%	[a]	0.24%	[a]	0.21%	[a]
12/31/14	11.31	0.25	0.16		0.41	(0.29)	(1.41)	(1.70)	10.02	3.49%		28,779	0.26%		0.24%		2.19%

	Six months ended March 31, 2020[b,r]	Year ended September 30				Period ended September 30, 2015[b]	Year ended December 31, 2014
		2019	2018	2017	2016
Portfolio turnover rate	45%	44%	55%	33%	62%	20%	28%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

50

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments		Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/20[r]	$9.92	$0.14	$(0.95)		$(0.81)	$(0.17)	$(1.06)	$(1.23)	$7.88	(10.05%	)[b]	$56,517	0.41%	[a]	0.34%	[a]	3.00%	[a]
9/30/19	11.22	0.21	(0.15	)aa	0.06	(0.28)	(1.08)	(1.36)	9.92	2.88%		81,829	0.41%		0.34%		2.11%
9/30/18	10.79	0.19	0.72		0.91	(0.37)	(0.11)	(0.48)	11.22	8.62%		93,858	0.40%		0.36%		1.75%
9/30/17	9.55	0.10	1.32		1.42	(0.18)	-	(0.18)	10.79	15.08%		96,560	0.40%		0.37%		1.00%
9/30/16	9.09	0.18	0.62		0.80	(0.16)	(0.18)	(0.34)	9.55	9.14%		98,971	0.39%		0.34%		2.02%
9/30/15[i]	10.04	0.01	(0.58)		(0.57)	-	(0.38)	(0.38)	9.09	(5.76%	)[b]	127,157	0.38%	[a]	0.34%	[a]	0.12%	[a]
12/31/14	11.32	0.20	0.21		0.41	(0.28)	(1.41)	(1.69)	10.04	3.46%		135,163	0.35%		0.33%		1.74%
Class A
3/31/20[r]	$9.96	$0.13	$(0.96)		$(0.83)	$(0.15)	$(1.06)	$(1.21)	$7.92	(10.20%	)[b]	$52,185	0.66%	[a]	0.59%	[a]	2.78%	[a]
9/30/19	11.24	0.19	(0.14	)aa	0.05	(0.25)	(1.08)	(1.33)	9.96	2.67%		65,910	0.66%		0.59%		1.90%
9/30/18	10.80	0.17	0.72		0.89	(0.34)	(0.11)	(0.45)	11.24	8.42%		77,780	0.65%		0.61%		1.54%
9/30/17	9.56	0.09	1.30		1.39	(0.15)	-	(0.15)	10.80	14.73%		92,645	0.65%		0.62%		0.86%
9/30/16	9.10	0.15	0.62		0.77	(0.13)	(0.18)	(0.31)	9.56	8.77%		104,156	0.64%		0.59%		1.61%
9/30/15[i]	10.06	(0.01)	(0.57)		(0.58)	-	(0.38)	(0.38)	9.10	(5.84%	)[b]	124,585	0.63%	[a]	0.59%	[a]	(0.15%	)[a]
12/31/14	11.34	0.15	0.23		0.38	(0.25)	(1.41)	(1.66)	10.06	3.16%		157,201	0.60%		0.58%		1.33%
Class R4
3/31/20[r]	$9.84	$0.14	$(0.95)		$(0.81)	$(0.17)	$(1.06)	$(1.23)	$7.80	(10.18%	)[b]	$24,766	0.56%	[a]	0.49%	[a]	2.90%	[a]
9/30/19	11.14	0.18	(0.13	)aa	0.05	(0.27)	(1.08)	(1.35)	9.84	2.75%		27,212	0.56%		0.49%		1.87%
9/30/18	10.72	0.16	0.73		0.89	(0.36)	(0.11)	(0.47)	11.14	8.47%		24,118	0.55%		0.51%		1.46%
9/30/17	9.51	0.08	1.31		1.39	(0.18)	-	(0.18)	10.72	14.90%		22,154	0.55%		0.52%		0.79%
9/30/16	9.08	0.03	0.76		0.79	(0.18)	(0.18)	(0.36)	9.51	9.00%		16,185	0.54%		0.49%		0.36%
9/30/15[i]	10.04	0.07	(0.65)		(0.58)	-	(0.38)	(0.38)	9.08	(5.86%	)[b]	1,481	0.53%	[a]	0.49%	[a]	0.96%	[a]
12/31/14[h]	11.47	0.19	0.06		0.25	(0.27)	(1.41)	(1.68)	10.04	2.05%	[b]	102	0.51%	[a]	0.49%	[a]	2.20%	[a]
Class R3
3/31/20[r]	$9.80	$0.12	$(0.94)		$(0.82)	$(0.13)	$(1.06)	$(1.19)	$7.79	(10.23%	)[b]	$12,075	0.81%	[a]	0.74%	[a]	2.52%	[a]
9/30/19	11.10	0.16	(0.13	)aa	0.03	(0.25)	(1.08)	(1.33)	9.80	2.45%		16,144	0.81%		0.74%		1.66%
9/30/18	10.69	0.13	0.73		0.86	(0.34)	(0.11)	(0.45)	11.10	8.21%		16,492	0.80%		0.76%		1.16%
9/30/17	9.49	0.05	1.31		1.36	(0.16)	-	(0.16)	10.69	14.54%		13,615	0.80%		0.77%		0.51%
9/30/16	9.07	0.10	0.67		0.77	(0.17)	(0.18)	(0.35)	9.49	8.73%		7,529	0.79%		0.74%		1.13%
9/30/15[i]	10.04	0.03	(0.62)		(0.59)	-	(0.38)	(0.38)	9.07	(5.96%	)[b]	3,758	0.78%	[a]	0.74%	[a]	0.40%	[a]
12/31/14[h]	11.47	0.17	0.06		0.23	(0.25)	(1.41)	(1.66)	10.04	1.86%	[b]	102	0.76%	[a]	0.74%	[a]	1.98%	[a]

51

MassMutual Select 80/20 Allocation Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$10.59	$0.14	$(1.14)	$(1.00)	$(0.19)	$(1.14)	$(1.33)	$8.26	(11.77%	)[b]	$25,716	0.18%	[a]	0.07%	[a]	2.82%	[a]
9/30/19	12.25	0.21	(0.27)	(0.06)	(0.34)	(1.26)	(1.60)	10.59	2.28%		23,314	0.20%		0.07%		2.06%
9/30/18	11.62	0.16	1.01	1.17	(0.43)	(0.11)	(0.54)	12.25	10.36%		17,151	0.21%		0.08%		1.34%
9/30/17	10.08	0.01	1.71	1.72	(0.18)	-	(0.18)	11.62	17.35%		7,411	0.22%		0.12%		0.06%
9/30/16	9.63	0.37	0.55	0.92	(0.18)	(0.29)	(0.47)	10.08	9.87%		129	0.24%		0.07%		3.78%
9/30/15[i]	10.79	0.03	(0.69)	(0.66)	-	(0.50)	(0.50)	9.63	(6.28%	)[b]	398	0.22%	[a]	0.07%	[a]	0.31%	[a]
12/31/14[h]	12.25	0.31	0.03	0.34	(0.30)	(1.50)	(1.80)	10.79	2.55%	[b]	309	0.16%	[a]	0.07%	[a]	3.45%	[a]
Class R5
3/31/20[r]	$10.60	$0.14	$(1.15)	$(1.01)	$(0.18)	$(1.14)	$(1.32)	$8.27	(11.82%	)[b]	$4,577	0.28%	[a]	0.17%	[a]	2.73%	[a]
9/30/19	12.25	0.19	(0.25)	(0.06)	(0.33)	(1.26)	(1.59)	10.60	2.21%		5,024	0.30%		0.17%		1.83%
9/30/18	11.62	0.23	0.93	1.16	(0.42)	(0.11)	(0.53)	12.25	10.26%		5,780	0.31%		0.19%		1.96%
9/30/17	10.08	0.09	1.62	1.71	(0.17)	-	(0.17)	11.62	17.23%		6,432	0.33%		0.21%		0.83%
9/30/16	9.63	0.18	0.73	0.91	(0.17)	(0.29)	(0.46)	10.08	9.76%		4,662	0.34%		0.17%		1.83%
9/30/15[i]	10.80	0.01	(0.68)	(0.67)	-	(0.50)	(0.50)	9.63	(6.37%	)[b]	3,534	0.32%	[a]	0.17%	[a]	0.14%	[a]
12/31/14	12.12	0.20	0.26	0.46	(0.28)	(1.50)	(1.78)	10.80	3.62%		5,507	0.25%		0.17%		1.60%
Service Class
3/31/20[r]	$10.61	$0.12	$(1.14)	$(1.02)	$(0.16)	$(1.14)	$(1.30)	$8.29	(11.84%	)[b]	$2,489	0.38%	[a]	0.27%	[a]	2.27%	[a]
9/30/19	12.27	0.19	(0.27)	(0.08)	(0.32)	(1.26)	(1.58)	10.61	2.01%		3,115	0.40%		0.27%		1.84%
9/30/18	11.63	0.11	1.05	1.16	(0.41)	(0.11)	(0.52)	12.27	10.22%		2,834	0.41%		0.28%		0.94%
9/30/17	10.09	0.10	1.60	1.70	(0.16)	-	(0.16)	11.63	17.09%		1,604	0.43%		0.30%		0.90%
9/30/16	9.62	0.20	0.71	0.91	(0.15)	(0.29)	(0.44)	10.09	9.68%		1,657	0.44%		0.27%		2.11%
9/30/15[i]	10.80	0.01	(0.69)	(0.68)	-	(0.50)	(0.50)	9.62	(6.46%	)[b]	4,389	0.42%	[a]	0.27%	[a]	0.13%	[a]
12/31/14	12.12	0.23	0.23	0.46	(0.28)	(1.50)	(1.78)	10.80	3.57%		5,925	0.34%		0.26%		1.91%

	Six months ended March 31, 2020[b,r]	Year ended September 30				Period ended September 30, 2015[b]	Year ended December 31, 2014
		2019	2018	2017	2016
Portfolio turnover rate	48%	38%	64%	39%	70%	26%	32%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

52

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/20[r]	$10.59	$0.12		$(1.15)	$(1.03)	$(0.14)	$(1.14)	$(1.28)	$8.28	(11.90%	)[b]	$20,906	0.48%	[a]	0.37%	[a]	2.42%	[a]
9/30/19	12.25	0.20		(0.30)	(0.10)	(0.30)	(1.26)	(1.56)	10.59	1.88%		31,091	0.50%		0.37%		1.91%
9/30/18	11.62	0.18		0.96	1.14	(0.40)	(0.11)	(0.51)	12.25	10.05%		36,154	0.51%		0.39%		1.50%
9/30/17	10.07	0.07		1.63	1.70	(0.15)	-	(0.15)	11.62	17.08%		32,761	0.53%		0.40%		0.66%
9/30/16	9.62	0.16		0.73	0.89	(0.15)	(0.29)	(0.44)	10.07	9.49%		30,872	0.54%		0.37%		1.64%
9/30/15[i]	10.81	0.00	[d]	(0.69)	(0.69)	-	(0.50)	(0.50)	9.62	(6.55%	)[b]	39,361	0.52%	[a]	0.37%	[a]	0.04%	[a]
12/31/14	12.13	0.18		0.26	0.44	(0.26)	(1.50)	(1.76)	10.81	3.45%		40,211	0.43%		0.36%		1.48%
Class A
3/31/20[r]	$10.58	$0.12		$(1.16)	$(1.04)	$(0.13)	$(1.14)	$(1.27)	$8.27	(12.07%	)[b]	$26,540	0.73%	[a]	0.62%	[a]	2.29%	[a]
9/30/19	12.22	0.18		(0.29)	(0.11)	(0.27)	(1.26)	(1.53)	10.58	1.66%		30,795	0.75%		0.62%		1.69%
9/30/18	11.59	0.17		0.94	1.11	(0.37)	(0.11)	(0.48)	12.22	9.77%		34,466	0.75%		0.64%		1.46%
9/30/17	10.05	0.06		1.60	1.66	(0.12)	-	(0.12)	11.59	16.71%		44,394	0.78%		0.65%		0.56%
9/30/16	9.59	0.12		0.75	0.87	(0.12)	(0.29)	(0.41)	10.05	9.33%		46,706	0.79%		0.62%		1.25%
9/30/15[i]	10.80	(0.02)		(0.69)	(0.71)	-	(0.50)	(0.50)	9.59	(6.74%	)[b]	50,015	0.77%	[a]	0.62%	[a]	(0.23%	)[a]
12/31/14	12.12	0.14		0.27	0.41	(0.23)	(1.50)	(1.73)	10.80	3.20%		60,183	0.68%		0.61%		1.18%
Class R4
3/31/20[r]	$10.46	$0.12		$(1.14)	$(1.02)	$(0.14)	$(1.14)	$(1.28)	$8.16	(11.98%	)[b]	$16,770	0.63%	[a]	0.52%	[a]	2.43%	[a]
9/30/19	12.12	0.18		(0.29)	(0.11)	(0.29)	(1.26)	(1.55)	10.46	1.73%		17,701	0.65%		0.52%		1.71%
9/30/18	11.51	0.15		0.96	1.11	(0.39)	(0.11)	(0.50)	12.12	9.86%		16,469	0.66%		0.54%		1.26%
9/30/17	10.00	0.04		1.63	1.67	(0.16)	-	(0.16)	11.51	16.89%		15,136	0.68%		0.56%		0.37%
9/30/16	9.58	0.09		0.79	0.88	(0.17)	(0.29)	(0.46)	10.00	9.39%		6,786	0.69%		0.52%		0.98%
9/30/15[i]	10.78	0.05		(0.75)	(0.70)	-	(0.50)	(0.50)	9.58	(6.66%	)[b]	2,155	0.67%	[a]	0.52%	[a]	0.64%	[a]
12/31/14[h]	12.24	0.17		0.13	0.30	(0.26)	(1.50)	(1.76)	10.78	2.22%	[b]	102	0.61%	[a]	0.52%	[a]	1.82%	[a]
Class R3
3/31/20[r]	$10.44	$0.12		$(1.15)	$(1.03)	$(0.14)	$(1.14)	$(1.28)	$8.13	(12.10%	)[b]	$14,465	0.88%	[a]	0.77%	[a]	2.49%	[a]
9/30/19	12.08	0.14		(0.26)	(0.12)	(0.26)	(1.26)	(1.52)	10.44	1.58%		9,013	0.90%		0.77%		1.36%
9/30/18	11.47	0.12		0.96	1.08	(0.36)	(0.11)	(0.47)	12.08	9.63%		8,381	0.91%		0.79%		1.04%
9/30/17	9.97	0.02		1.61	1.63	(0.13)	-	(0.13)	11.47	16.53%		7,927	0.93%		0.81%		0.19%
9/30/16	9.57	0.04		0.80	0.84	(0.15)	(0.29)	(0.44)	9.97	9.06%		4,573	0.94%		0.77%		0.44%
9/30/15[i]	10.78	0.03		(0.74)	(0.71)	-	(0.50)	(0.50)	9.57	(6.75%	)[b]	1,531	0.92%	[a]	0.77%	[a]	0.43%	[a]
12/31/14[h]	12.24	0.14		0.13	0.27	(0.23)	(1.50)	(1.73)	10.78	2.03%	[b]	102	0.86%	[a]	0.77%	[a]	1.57%	[a]

53

MassMutual RetireSMART by JPMorgan In Retirement Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$11.78	$0.28		$(1.15)	$(0.87)	$(0.28)	$(0.10)	$(0.38)	$10.53	(7.78%)[b]	$17,374	0.13%[a]	0.06%[a]	4.82%[a]
9/30/19	11.69	0.12		0.52	0.64	(0.40)	(0.15)	(0.55)	11.78	6.08%	16,125	0.22%	0.06%	1.08%
9/30/18	11.55	0.32		0.05	0.37	(0.23)	-	(0.23)	11.69	3.22%	2,436	0.30%	0.07%	2.77%
9/30/17	11.13	0.22		0.47	0.69	(0.27)	-	(0.27)	11.55	6.43%	2,603	0.26%	0.08%	1.95%
9/30/16	10.40	0.17		0.56	0.73	-	-	-	11.13	7.02%	2,467	0.27%	0.06%	1.53%
9/30/15[i]	11.02	0.01		(0.30)	(0.29)	(0.33)	-	(0.33)	10.40	(2.68%)[b]	598	0.26%[a]	0.06%[a]	0.07%[a]
12/31/14[h]	11.03	0.48		(0.21)	0.27	(0.28)	-	(0.28)	11.02	2.45%[b]	4,609	0.19%[a]	0.06%[a]	5.71%[a]
Class R5
3/31/20[r]	$11.80	$0.29		$(1.16)	$(0.87)	$(0.27)	$(0.10)	$(0.37)	$10.56	(7.76%)[b]	$5,384	0.23%[a]	0.16%[a]	5.01%[a]
9/30/19	11.69	0.12		0.51	0.63	(0.37)	(0.15)	(0.52)	11.80	6.02%	8,776	0.32%	0.16%	1.01%
9/30/18	11.56	0.31		0.04	0.35	(0.22)	-	(0.22)	11.69	3.02%	1,270	0.39%	0.17%	2.66%
9/30/17	11.14	0.17		0.51	0.68	(0.26)	-	(0.26)	11.56	6.32%	4,574	0.37%	0.18%	1.49%
9/30/16	10.42	0.08		0.64	0.72	-	-	-	11.14	6.91%	3,494	0.37%	0.16%	0.77%
9/30/15[i]	11.00	0.01		(0.30)	(0.29)	(0.29)	-	(0.29)	10.42	(2.68%)[b]	757	0.36%[a]	0.16%[a]	0.09%[a]
12/31/14[h]	11.03	0.57		(0.32)	0.25	(0.28)	-	(0.28)	11.00	2.27%[b]	953	0.29%[a]	0.16%[a]	6.82%[a]
Service Class
3/31/20[r]	$11.81	$0.28		$(1.17)	$(0.89)	$(0.25)	$(0.10)	$(0.35)	$10.57	(7.86%)[b]	$14,183	0.33%[a]	0.26%[a]	4.70%[a]
9/30/19	11.71	0.28		0.34	0.62	(0.37)	(0.15)	(0.52)	11.81	5.89%	15,324	0.42%	0.26%	2.44%
9/30/18	11.57	0.28		0.06	0.34	(0.20)	-	(0.20)	11.71	3.00%	12,630	0.50%	0.27%	2.40%
9/30/17	11.15	0.19		0.48	0.67	(0.25)	-	(0.25)	11.57	6.20%	14,194	0.47%	0.28%	1.67%
9/30/16	10.44	0.27		0.44	0.71	-	-	-	11.15	6.80%	15,440	0.47%	0.26%	2.51%
9/30/15[i]	11.01	0.00	[d]	(0.29)	(0.29)	(0.28)	-	(0.28)	10.44	(2.70%)[b]	19,899	0.46%[a]	0.26%[a]	0.00%[a,e]
12/31/14	10.88	0.20		0.20	0.40	(0.27)	-	(0.27)	11.01	3.63%	22,029	0.35%	0.26%	1.80%

	Six months ended March 31, 2020[b,r]	Year ended September 30				Period ended September 30, 2015[b]	Year ended December 31, 2014
		2019	2018	2017	2016
Portfolio turnover rate	47%	39%	80%	47%	75%	37%	44%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

54

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/20[r]	$11.81	$0.29	$(1.18)	$(0.89)	$(0.24)	$(0.10)	$(0.34)	$10.58	(7.85%)[b]	$27,516	0.43%[a]	0.36%[a]	4.85%[a]
9/30/19	11.71	0.23	0.38	0.61	(0.36)	(0.15)	(0.51)	11.81	5.79%	39,483	0.52%	0.36%	1.97%
9/30/18	11.56	0.27	0.07	0.34	(0.19)	-	(0.19)	11.71	2.97%	22,101	0.60%	0.37%	2.35%
9/30/17	11.14	0.18	0.48	0.66	(0.24)	-	(0.24)	11.56	6.08%	23,318	0.57%	0.38%	1.58%
9/30/16	10.44	0.22	0.48	0.70	-	-	-	11.14	6.70%	28,573	0.57%	0.36%	2.07%
9/30/15[i]	11.02	(0.01)	(0.30)	(0.31)	(0.27)	-	(0.27)	10.44	(2.86%)[b]	30,387	0.56%[a]	0.36%[a]	(0.09%)[a]
12/31/14	10.89	0.24	0.16	0.40	(0.27)	-	(0.27)	11.02	3.68%	33,673	0.46%	0.35%	2.13%
Class A
3/31/20[r]	$11.68	$0.25	$(1.14)	$(0.89)	$(0.22)	$(0.10)	$(0.32)	$10.47	(7.92%)[b]	$60,556	0.68%[a]	0.61%[a]	4.33%[a]
9/30/19	11.61	0.17	0.40	0.57	(0.35)	(0.15)	(0.50)	11.68	5.47%	63,336	0.77%	0.61%	1.53%
9/30/18	11.47	0.26	0.04	0.30	(0.16)	-	(0.16)	11.61	2.67%	20,199	0.84%	0.62%	2.29%
9/30/17	11.05	0.14	0.49	0.63	(0.21)	-	(0.21)	11.47	5.88%	20,529	0.82%	0.63%	1.27%
9/30/16	10.39	0.19	0.47	0.66	-	-	-	11.05	6.35%	20,906	0.82%	0.61%	1.74%
9/30/15[i]	10.95	(0.03)	(0.29)	(0.32)	(0.24)	-	(0.24)	10.39	(2.96%)[b]	20,228	0.81%[a]	0.61%[a]	(0.34%)[a]
12/31/14	10.81	0.19	0.17	0.36	(0.22)	-	(0.22)	10.95	3.34%	20,689	0.72%	0.63%	1.70%
Class R4
3/31/20[r]	$11.62	$0.27	$(1.15)	$(0.88)	$(0.23)	$(0.10)	$(0.33)	$10.41	(7.93%)[b]	$12,949	0.58%[a]	0.51%[a]	4.70%[a]
9/30/19	11.53	0.06	0.52	0.58	(0.34)	(0.15)	(0.49)	11.62	5.55%	24,032	0.67%	0.51%	0.52%
9/30/18	11.39	0.25	0.06	0.31	(0.17)	-	(0.17)	11.53	2.75%	4,368	0.75%	0.52%	2.22%
9/30/17	10.98	0.18	0.46	0.64	(0.23)	-	(0.23)	11.39	5.99%	4,906	0.71%	0.53%	1.68%
9/30/16	10.31	0.20	0.47	0.67	-	-	-	10.98	6.50%	6,233	0.72%	0.51%	1.91%
9/30/15[i]	10.90	(0.02)	(0.29)	(0.31)	(0.28)	-	(0.28)	10.31	(2.88%)[b]	4,325	0.71%[a]	0.51%[a]	(0.19%)[a]
12/31/14[h]	10.96	0.30	(0.08)	0.22	(0.28)	-	(0.28)	10.90	2.01%[b]	1,753	0.64%[a]	0.51%[a]	3.61%[a]
Class R3
3/31/20[r]	$11.52	$0.26	$(1.16)	$(0.90)	$(0.19)	$(0.10)	$(0.29)	$10.33	(8.10%)[b]	$28,493	0.83%[a]	0.76%[a]	4.47%[a]
9/30/19	11.43	0.10	0.45	0.55	(0.31)	(0.15)	(0.46)	11.52	5.35%	37,510	0.92%	0.76%	0.88%
9/30/18	11.30	0.22	0.06	0.28	(0.15)	-	(0.15)	11.43	2.45%	13,161	1.00%	0.77%	1.92%
9/30/17	10.90	0.13	0.48	0.61	(0.21)	-	(0.21)	11.30	5.73%	13,260	0.97%	0.78%	1.15%
9/30/16	10.26	0.16	0.48	0.64	-	-	-	10.90	6.24%	13,673	0.97%	0.76%	1.50%
9/30/15[i]	10.86	(0.04)	(0.29)	(0.33)	(0.27)	-	(0.27)	10.26	(3.07%)[b]	8,315	0.96%[a]	0.76%[a]	(0.47%)[a]
12/31/14	10.79	0.50	(0.15)	0.35	(0.28)	-	(0.28)	10.86	3.21%	5,099	0.89%	0.76%	4.60%

55

MassMutual RetireSMART by JPMorgan 2020 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$12.53	$0.31	$(1.22)	$(0.91)	$(0.36)	$(0.41)	$-	$(0.77)	$10.85	(7.92%)[b]	$34,478	0.07%[a]	0.04%[a]	5.00%[a]
9/30/19	13.32	0.36	0.20	0.56	(0.39)	(0.96)	-	(1.35)	12.53	5.63%	35,602	0.08%	0.04%	2.95%
9/30/18	13.01	0.32	0.42	0.74	(0.42)	(0.01)	-	(0.43)	13.32	5.77%	19,424	0.06%	0.05%	2.41%
9/30/17	12.01	0.16	1.11	1.27	(0.24)	-	(0.03)	(0.27)	13.01	10.85%	20,595	0.06%	0.05%	1.30%
9/30/16	11.48	0.23	0.73	0.96	(0.26)	(0.17)	-	(0.43)	12.01	8.58%	11,261	0.05%	0.04%	2.02%
9/30/15[i]	12.34	0.01	(0.54)	(0.53)	(0.33)	-	-	(0.33)	11.48	(4.32%)[b]	8,593	0.05%[a]	0.04%[a]	0.09%[a]
12/31/14[h]	12.33	0.53	(0.21)	0.32	(0.31)	-	-	(0.31)	12.34	2.58%[b]	46,447	0.05%[a]	0.04%[a]	5.68%[a]
Class R5
3/31/20[r]	$12.51	$0.30	$(1.22)	$(0.92)	$(0.35)	$(0.41)	$-	$(0.76)	$10.83	(8.02%)[b]	$40,064	0.17%[a]	0.14%[a]	4.84%[a]
9/30/19	13.30	0.30	0.25	0.55	(0.38)	(0.96)	-	(1.34)	12.51	5.56%	60,303	0.18%	0.14%	2.45%
9/30/18	12.99	0.32	0.41	0.73	(0.41)	(0.01)	-	(0.42)	13.30	5.69%	13,848	0.16%	0.15%	2.48%
9/30/17	12.00	0.15	1.10	1.25	(0.23)	-	(0.03)	(0.26)	12.99	10.66%	26,146	0.16%	0.15%	1.22%
9/30/16	11.47	0.13	0.82	0.95	(0.25)	(0.17)	-	(0.42)	12.00	8.49%	18,944	0.15%	0.14%	1.15%
9/30/15[i]	12.33	0.03	(0.56)	(0.53)	(0.33)	-	-	(0.33)	11.47	(4.35%)[b]	7,984	0.15%[a]	0.14%[a]	0.32%[a]
12/31/14[h]	12.33	0.97	(0.66)	0.31	(0.31)	-	-	(0.31)	12.33	2.49%[b]	4,649	0.15%[a]	0.14%[a]	10.47%[a]
Service Class
3/31/20[r]	$12.58	$0.28	$(1.20)	$(0.92)	$(0.34)	$(0.41)	$-	$(0.75)	$10.91	(8.00%)[b]	$29,899	0.27%[a]	0.24%[a]	4.59%[a]
9/30/19	13.34	0.40	0.14	0.54	(0.34)	(0.96)	-	(1.30)	12.58	5.42%	31,848	0.28%	0.24%	3.22%
9/30/18	13.03	0.28	0.43	0.71	(0.39)	(0.01)	-	(0.40)	13.34	5.50%	83,925	0.26%	0.25%	2.14%
9/30/17	12.02	0.18	1.08	1.26	(0.22)	-	(0.03)	(0.25)	13.03	10.66%	117,952	0.26%	0.25%	1.44%
9/30/16	11.49	0.25	0.68	0.93	(0.23)	(0.17)	-	(0.40)	12.02	8.33%	156,529	0.25%	0.24%	2.19%
9/30/15[i]	12.34	0.01	(0.56)	(0.55)	(0.30)	-	-	(0.30)	11.49	(4.48%)[b]	168,632	0.25%[a]	0.24%[a]	0.12%[a]
12/31/14	12.16	0.20	0.27	0.47	(0.29)	-	-	(0.29)	12.34	3.84%	189,123	0.24%	0.24%[k]	1.61%

	Six months ended March 31, 2020[b,r]	Year ended September 30				Period ended September 30, 2015[b]	Year ended December 31, 2014
		2019	2018	2017	2016
Portfolio turnover rate	41%	46%	62%	33%	69%	31%	33%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

56

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/20[r]	$12.53	$0.29	$(1.22)	$(0.93)	$(0.32)	$(0.41)	$-	$(0.73)	$10.87	(8.05%)[b]	$41,787	0.37%[a]	0.34%[a]	4.73%[a]
9/30/19	13.30	0.34	0.19	0.53	(0.34)	(0.96)	-	(1.30)	12.53	5.38%	74,837	0.38%	0.34%	2.79%
9/30/18	12.99	0.29	0.40	0.69	(0.37)	(0.01)	-	(0.38)	13.30	5.43%	86,230	0.36%	0.35%	2.24%
9/30/17	11.99	0.16	1.07	1.23	(0.20)	-	(0.03)	(0.23)	12.99	10.50%	103,799	0.36%	0.35%	1.28%
9/30/16	11.47	0.22	0.69	0.91	(0.22)	(0.17)	-	(0.39)	11.99	8.15%	122,809	0.35%	0.34%	1.95%
9/30/15[i]	12.32	0.00 [d]	(0.55)	(0.55)	(0.30)	-	-	(0.30)	11.47	(4.51%)[b]	131,451	0.35%[a]	0.34%[a]	0.03%[a]
12/31/14	12.17	0.27	0.18	0.45	(0.30)	-	-	(0.30)	12.32	3.69%	142,437	0.34%	0.34%[k]	2.19%
Class A
3/31/20[r]	$12.44	$0.26	$(1.20)	$(0.94)	$(0.30)	$(0.41)	$-	$(0.71)	$10.79	(8.18%)[b]	$71,825	0.62%[a]	0.59%[a]	4.32%[a]
9/30/19	13.22	0.27	0.22	0.49	(0.31)	(0.96)	-	(1.27)	12.44	5.05%	73,800	0.63%	0.59%	2.19%
9/30/18	12.91	0.23	0.43	0.66	(0.34)	(0.01)	-	(0.35)	13.22	5.15%	76,268	0.61%	0.60%	1.72%
9/30/17	11.91	0.14	1.06	1.20	(0.18)	-	(0.02)	(0.20)	12.91	10.27%	67,000	0.61%	0.60%	1.17%
9/30/16	11.39	0.20	0.68	0.88	(0.19)	(0.17)	-	(0.36)	11.91	7.90%	88,095	0.60%	0.59%	1.72%
9/30/15[i]	12.22	(0.02)	(0.54)	(0.56)	(0.27)	-	-	(0.27)	11.39	(4.64%)[b]	95,333	0.60%[a]	0.59%[a]	(0.23%)[a]
12/31/14	12.05	0.17	0.24	0.41	(0.24)	-	-	(0.24)	12.22	3.41%	87,478	0.61%	0.61%[k]	1.37%
Class R4
3/31/20[r]	$12.26	$0.28	$(1.19)	$(0.91)	$(0.31)	$(0.41)	$-	$(0.72)	$10.63	(8.09%)[b]	$26,638	0.52%[a]	0.49%[a]	4.69%[a]
9/30/19	13.04	0.31	0.19	0.50	(0.32)	(0.96)	-	(1.28)	12.26	5.21%	50,600	0.53%	0.49%	2.60%
9/30/18	12.76	0.24	0.41	0.65	(0.36)	(0.01)	-	(0.37)	13.04	5.18%	57,866	0.51%	0.50%	1.90%
9/30/17	11.78	0.13	1.07	1.20	(0.20)	-	(0.02)	(0.22)	12.76	10.41%	60,476	0.51%	0.50%	1.07%
9/30/16	11.30	0.19	0.68	0.87	(0.22)	(0.17)	-	(0.39)	11.78	7.96%	58,346	0.50%	0.49%	1.65%
9/30/15[i]	12.16	(0.01)	(0.53)	(0.54)	(0.32)	-	-	(0.32)	11.30	(4.53%)[b]	28,251	0.50%[a]	0.49%[a]	(0.07%)[a]
12/31/14[h]	12.20	0.33	(0.06)	0.27	(0.31)	-	-	(0.31)	12.16	2.19%[b]	17,613	0.50%[a]	0.49%[a]	3.51%[a]
Class R3
3/31/20[r]	$12.05	$0.26	$(1.17)	$(0.91)	$(0.27)	$(0.41)	$-	$(0.68)	$10.46	(8.19%)[b]	$50,238	0.77%[a]	0.74%[a]	4.40%[a]
9/30/19	12.84	0.28	0.18	0.46	(0.29)	(0.96)	-	(1.25)	12.05	4.93%	66,638	0.78%	0.74%	2.37%
9/30/18	12.56	0.22	0.40	0.62	(0.33)	(0.01)	-	(0.34)	12.84	4.98%	77,690	0.76%	0.75%	1.71%
9/30/17	11.61	0.10	1.04	1.14	(0.17)	-	(0.02)	(0.19)	12.56	10.01%	84,681	0.76%	0.75%	0.84%
9/30/16	11.12	0.15	0.70	0.85	(0.19)	(0.17)	-	(0.36)	11.61	7.87%	88,411	0.75%	0.74%	1.33%
9/30/15[i]	11.99	(0.03)	(0.54)	(0.57)	(0.30)	-	-	(0.30)	11.12	(4.75%)[b]	61,026	0.75%[a]	0.74%[a]	(0.34%)[a]
12/31/14	11.90	0.37	0.02	0.39	(0.30)	-	-	(0.30)	11.99	3.27%	49,284	0.75%	0.75%[k]	3.07%

57

MassMutual RetireSMART by JPMorgan 2025 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$12.50	$0.32	$(1.43)	$(1.11)	$(0.32)	$(0.68)	$(1.00)	$10.39	(9.93%	)[b]	$37,479	0.09%	[a]	0.01%	[a]	5.18%	[a]
9/30/19	13.49	0.33	0.15	0.48	(0.40)	(1.07)	(1.47)	12.50	5.30%		40,806	0.10%		0.01%		2.74%
9/30/18	13.29	0.30	0.63	0.93	(0.49)	(0.24)	(0.73)	13.49	7.15%		21,942	0.09%		0.03%		2.28%
9/30/17	12.07	0.15	1.39	1.54	(0.26)	(0.06)	(0.32)	13.29	13.03%		23,079	0.10%		0.04%		1.22%
9/30/16	11.37	0.22	0.80	1.02	(0.24)	(0.08)	(0.32)	12.07	9.13%		14,968	0.12%		0.01%		1.88%
9/30/15[i]	12.18	0.02	(0.61)	(0.59)	-	(0.22)	(0.22)	11.37	(4.86%	)[b]	7,212	0.16%	[a]	0.01%	[a]	0.22%	[a]
12/31/14[h]	12.52	0.53	(0.21)	0.32	(0.34)	(0.32)	(0.66)	12.18	2.46%	[b]	14,248	0.21%	[a]	0.01%	[a]	5.58%	[a]
Class R5
3/31/20[r]	$12.62	$0.27	$(1.40)	$(1.13)	$(0.31)	$(0.68)	$(0.99)	$10.50	(9.99%	)[b]	$344	0.19%	[a]	0.11%	[a]	4.38%	[a]
9/30/19	13.51	0.07	0.42	0.49	(0.31)	(1.07)	(1.38)	12.62	5.26%		527	0.20%		0.11%		0.61%
9/30/18	13.29	0.23	0.70	0.93	(0.47)	(0.24)	(0.71)	13.51	7.16%		44	0.19%		0.12%		1.72%
9/30/17	12.05	0.21	1.32	1.53	(0.23)	(0.06)	(0.29)	13.29	12.97%		355	0.20%		0.14%		1.66%
9/30/16	11.35	0.38	0.63	1.01	(0.23)	(0.08)	(0.31)	12.05	9.03%		638	0.22%		0.11%		3.36%
9/30/15[i]	12.17	0.03	(0.63)	(0.60)	-	(0.22)	(0.22)	11.35	(4.95%	)[b]	4,161	0.26%	[a]	0.11%	[a]	0.34%	[a]
12/31/14[h]	12.52	1.68	(1.37)	0.31	(0.34)	(0.32)	(0.66)	12.17	2.38%	[b]	4,359	0.31%	[a]	0.11%	[a]	17.75%	[a]
Service Class
3/31/20[r]	$12.52	$0.28	$(1.41)	$(1.13)	$(0.29)	$(0.68)	$(0.97)	$10.42	(10.04%	)[b]	$7,978	0.29%	[a]	0.21%	[a]	4.66%	[a]
9/30/19	13.49	0.39	0.08	0.47	(0.37)	(1.07)	(1.44)	12.52	5.14%		9,278	0.30%		0.21%		3.23%
9/30/18	13.29	0.27	0.63	0.90	(0.46)	(0.24)	(0.70)	13.49	6.94%		19,582	0.29%		0.23%		2.00%
9/30/17	12.06	0.16	1.36	1.52	(0.23)	(0.06)	(0.29)	13.29	12.86%		21,854	0.30%		0.24%		1.31%
9/30/16	11.36	0.22	0.78	1.00	(0.22)	(0.08)	(0.30)	12.06	8.94%		28,337	0.32%		0.21%		1.91%
9/30/15[i]	12.19	0.03	(0.64)	(0.61)	-	(0.22)	(0.22)	11.36	(5.03%	)[b]	20,250	0.36%	[a]	0.21%	[a]	0.29%	[a]
12/31/14	12.36	0.18	0.28	0.46	(0.31)	(0.32)	(0.63)	12.19	3.64%		10,205	0.41%		0.21%		1.44%

	Six months ended March 31, 2020[b,r]	Year ended September 30				Period ended September 30, 2015[b]	Year ended December 31, 2014
		2019	2018	2017	2016
Portfolio turnover rate	43%	47%	67%	42%	69%	34%	35%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

58

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/20[r]	$12.47	$0.28	$(1.41)	$(1.13)	$(0.29)	$(0.68)	$(0.97)	$10.37	(10.13%	)[b]	$33,904	0.39%	[a]	0.31%	[a]	4.56%	[a]
9/30/19	13.44	0.32	0.14	0.46	(0.36)	(1.07)	(1.43)	12.47	5.07%		43,407	0.40%		0.31%		2.61%
9/30/18	13.25	0.26	0.62	0.88	(0.45)	(0.24)	(0.69)	13.44	6.79%		47,433	0.39%		0.33%		1.94%
9/30/17	12.03	0.15	1.35	1.50	(0.22)	(0.06)	(0.28)	13.25	12.78%		46,256	0.40%		0.34%		1.17%
9/30/16	11.33	0.21	0.78	0.99	(0.21)	(0.08)	(0.29)	12.03	8.85%		41,735	0.42%		0.31%		1.85%
9/30/15[i]	12.17	0.01	(0.63)	(0.62)	-	(0.22)	(0.22)	11.33	(5.12%	)[b]	29,905	0.46%	[a]	0.31%	[a]	0.13%	[a]
12/31/14	12.36	0.38	0.06	0.44	(0.31)	(0.32)	(0.63)	12.17	3.52%		26,413	0.51%		0.31%		2.98%
Class A
3/31/20[r]	$12.34	$0.26	$(1.38)	$(1.12)	$(0.27)	$(0.68)	$(0.95)	$10.27	(10.12%	)[b]	$51,495	0.64%	[a]	0.56%	[a]	4.25%	[a]
9/30/19	13.32	0.21	0.21	0.42	(0.33)	(1.07)	(1.40)	12.34	4.74%		53,785	0.65%		0.56%		1.71%
9/30/18	13.13	0.20	0.63	0.83	(0.40)	(0.24)	(0.64)	13.32	6.50%		40,219	0.64%		0.58%		1.54%
9/30/17	11.92	0.14	1.32	1.46	(0.19)	(0.06)	(0.25)	13.13	12.53%		33,364	0.65%		0.59%		1.11%
9/30/16	11.23	0.18	0.76	0.94	(0.17)	(0.08)	(0.25)	11.92	8.50%		37,413	0.67%		0.56%		1.59%
9/30/15[i]	12.08	(0.01)	(0.62)	(0.63)	-	(0.22)	(0.22)	11.23	(5.24%	)[b]	33,389	0.71%	[a]	0.56%	[a]	(0.11%	)[a]
12/31/14	12.28	0.25	0.16	0.41	(0.29)	(0.32)	(0.61)	12.08	3.24%		16,826	0.78%		0.57%		2.00%
Class R4
3/31/20[r]	$12.29	$0.28	$(1.40)	$(1.12)	$(0.27)	$(0.68)	$(0.95)	$10.22	(10.16%	)[b]	$27,369	0.54%	[a]	0.46%	[a]	4.68%	[a]
9/30/19	13.27	0.30	0.13	0.43	(0.34)	(1.07)	(1.41)	12.29	4.88%		58,761	0.55%		0.46%		2.50%
9/30/18	13.09	0.22	0.63	0.85	(0.43)	(0.24)	(0.67)	13.27	6.66%		66,329	0.54%		0.48%		1.70%
9/30/17	11.89	0.12	1.35	1.47	(0.21)	(0.06)	(0.27)	13.09	12.59%		60,658	0.55%		0.49%		0.99%
9/30/16	11.22	0.20	0.76	0.96	(0.21)	(0.08)	(0.29)	11.89	8.69%		49,731	0.57%		0.46%		1.76%
9/30/15[i]	12.07	(0.00)[d]	(0.63)	(0.63)	-	(0.22)	(0.22)	11.22	(5.24%	)[b]	21,377	0.61%	[a]	0.46%	[a]	(0.01%	)[a]
12/31/14[h]	12.43	0.35	(0.08)	0.27	(0.31)	(0.32)	(0.63)	12.07	2.10%	[b]	16,483	0.66%	[a]	0.46%	[a]	3.67%	[a]
Class R3
3/31/20[r]	$12.25	$0.25	$(1.39)	$(1.14)	$(0.23)	$(0.68)	$(0.91)	$10.20	(10.29%	)[b]	$59,723	0.79%	[a]	0.71%	[a]	4.20%	[a]
9/30/19	13.23	0.26	0.14	0.40	(0.31)	(1.07)	(1.38)	12.25	4.59%		78,974	0.80%		0.71%		2.18%
9/30/18	13.04	0.20	0.63	0.83	(0.40)	(0.24)	(0.64)	13.23	6.47%		87,865	0.79%		0.73%		1.52%
9/30/17	11.85	0.09	1.34	1.43	(0.18)	(0.06)	(0.24)	13.04	12.32%		88,305	0.80%		0.74%		0.76%
9/30/16	11.20	0.14	0.78	0.92	(0.19)	(0.08)	(0.27)	11.85	8.30%		75,449	0.82%		0.71%		1.25%
9/30/15[i]	12.06	(0.01)	(0.63)	(0.64)	-	(0.22)	(0.22)	11.20	(5.33%	)[b]	41,950	0.86%	[a]	0.71%	[a]	(0.14%	)[a]
12/31/14[h]	12.43	0.33	(0.09)	0.24	(0.29)	(0.32)	(0.61)	12.06	1.90%	[b]	19,049	0.91%	[a]	0.71%	[a]	3.51%	[a]

59

MassMutual RetireSMART by JPMorgan 2030 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments		Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$12.51	$0.28	$(1.55)		$(1.27)	$(0.30)	$(0.89)	$(1.19)	$10.05	(11.67%)[b]	$34,342	0.05%[a]	0.04%[a]	4.60%[a]
9/30/19	13.91	0.32	0.03		0.35	(0.40)	(1.35)	(1.75)	12.51	4.77%	42,529	0.06%	0.04%	2.64%
9/30/18	13.38	0.29	0.78		1.07	(0.49)	(0.05)	(0.54)	13.91	8.11%	20,448	0.05%	0.04%	2.09%
9/30/17	11.93	0.15	1.56		1.71	(0.26)	-	(0.26)	13.38	14.60%	17,732	0.05%	0.05%[k]	1.23%
9/30/16	11.44	0.22	0.81		1.03	(0.24)	(0.30)	(0.54)	11.93	9.37%	9,404	0.05%	0.04%	1.93%
9/30/15[i]	12.51	0.01	(0.66)		(0.65)	-	(0.42)	(0.42)	11.44	(5.28%)[b]	6,087	0.05%[a]	0.04%[a]	0.10%[a]
12/31/14[h]	12.80	0.53	(0.22)		0.31	(0.57)	(0.03)	(0.60)	12.51	2.35%[b]	53,370	0.05%[a]	0.04%[a]	5.46%[a]
Class R5
3/31/20[r]	$12.45	$0.25	$(1.51)		$(1.26)	$(0.29)	$(0.89)	$(1.18)	$10.01	(11.64%)[b]	$58,687	0.15%[a]	0.14%[a]	4.15%[a]
9/30/19	13.87	0.25	0.08		0.33	(0.40)	(1.35)	(1.75)	12.45	4.56%	88,078	0.16%	0.14%	2.03%
9/30/18	13.35	0.31	0.74		1.05	(0.48)	(0.05)	(0.53)	13.87	7.96%	11,359	0.15%	0.14%	2.26%
9/30/17	11.91	0.14	1.55		1.69	(0.25)	-	(0.25)	13.35	14.44%	35,101	0.15%	0.15%[k]	1.11%
9/30/16	11.42	0.10	0.92		1.02	(0.23)	(0.30)	(0.53)	11.91	9.29%	23,121	0.15%	0.14%	0.93%
9/30/15[i]	12.50	0.04	(0.70)		(0.66)	-	(0.42)	(0.42)	11.42	(5.36%)[b]	7,510	0.15%[a]	0.14%[a]	0.46%[a]
12/31/14[h]	12.80	1.10	(0.81)		0.29	(0.56)	(0.03)	(0.59)	12.50	2.26%[b]	4,324	0.15%[a]	0.14%[a]	11.40%[a]
Service Class
3/31/20[r]	$12.52	$0.24	$(1.51)		$(1.27)	$(0.28)	$(0.89)	$(1.17)	$10.08	(11.68%)[b]	$41,301	0.25%[a]	0.24%[a]	3.94%[a]
9/30/19	13.90	0.36	(0.03	)aa	0.33	(0.36)	(1.35)	(1.71)	12.52	4.48%	44,334	0.26%	0.24%	2.88%
9/30/18	13.37	0.25	0.79		1.04	(0.46)	(0.05)	(0.51)	13.90	7.88%	115,828	0.25%	0.24%	1.87%
9/30/17	11.92	0.16	1.52		1.68	(0.23)	-	(0.23)	13.37	14.36%	144,766	0.25%	0.25%[k]	1.28%
9/30/16	11.43	0.25	0.76		1.01	(0.22)	(0.30)	(0.52)	11.92	9.14%	159,589	0.25%	0.24%	2.18%
9/30/15[i]	12.52	0.02	(0.69)		(0.67)	-	(0.42)	(0.42)	11.43	(5.44%)[b]	173,384	0.25%[a]	0.24%[a]	0.23%[a]
12/31/14	12.64	0.20	0.25		0.45	(0.54)	(0.03)	(0.57)	12.52	3.51%	187,396	0.24%	0.24%[k]	1.59%

	Six months ended March 31, 2020[b,r]	Year ended September 30				Period ended September 30, 2015[b]	Year ended December 31, 2014
		2019	2018	2017	2016
Portfolio turnover rate	41%	39%	63%	35%	69%	34%	31%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

60

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/20[r]	$12.48	$0.24	$(1.52)	$(1.28)	$(0.26)	$(0.89)	$(1.15)	$10.05	(11.73%)[b]	$59,174	0.35%[a]	0.34%[a]	3.95%[a]
9/30/19	13.88	0.28	0.03	0.31	(0.36)	(1.35)	(1.71)	12.48	4.38%	106,439	0.36%	0.34%	2.33%
9/30/18	13.35	0.24	0.78	1.02	(0.44)	(0.05)	(0.49)	13.88	7.78%	104,308	0.35%	0.34%	1.79%
9/30/17	11.91	0.14	1.52	1.66	(0.22)	-	(0.22)	13.35	14.17%	103,870	0.35%	0.35%[k]	1.15%
9/30/16	11.41	0.22	0.79	1.01	(0.21)	(0.30)	(0.51)	11.91	9.13%	120,154	0.35%	0.34%	1.90%
9/30/15[i]	12.51	0.01	(0.69)	(0.68)	-	(0.42)	(0.42)	11.41	(5.52%)[b]	126,584	0.35%[a]	0.34%[a]	0.13%[a]
12/31/14	12.64	0.28	0.15	0.43	(0.53)	(0.03)	(0.56)	12.51	3.40%	133,982	0.34%	0.34%[k]	2.14%
Class A
3/31/20[r]	$12.39	$0.22	$(1.51)	$(1.29)	$(0.24)	$(0.89)	$(1.13)	$9.97	(11.89%)[b]	$65,306	0.60%[a]	0.59%[a]	3.67%[a]
9/30/19	13.78	0.23	0.05	0.28	(0.32)	(1.35)	(1.67)	12.39	4.13%	73,893	0.61%	0.59%	1.92%
9/30/18	13.25	0.20	0.78	0.98	(0.40)	(0.05)	(0.45)	13.78	7.52%	75,440	0.60%	0.59%	1.44%
9/30/17	11.82	0.12	1.50	1.62	(0.19)	-	(0.19)	13.25	13.92%	68,917	0.60%	0.60%[k]	1.01%
9/30/16	11.33	0.18	0.79	0.97	(0.18)	(0.30)	(0.48)	11.82	8.80%	82,599	0.60%	0.59%	1.60%
9/30/15[i]	12.45	(0.01)	(0.69)	(0.70)	-	(0.42)	(0.42)	11.33	(5.71%)[b]	83,067	0.60%[a]	0.59%[a]	(0.11%)[a]
12/31/14	12.57	0.16	0.24	0.40	(0.49)	(0.03)	(0.52)	12.45	3.12%	72,857	0.62%	0.61%	1.29%
Class R4
3/31/20[r]	$12.29	$0.24	$(1.51)	$(1.27)	$(0.25)	$(0.89)	$(1.14)	$9.88	(11.88%)[b]	$29,773	0.50%[a]	0.49%[a]	3.96%[a]
9/30/19	13.69	0.27	0.02	0.29	(0.34)	(1.35)	(1.69)	12.29	4.23%	57,900	0.51%	0.49%	2.22%
9/30/18	13.18	0.21	0.78	0.99	(0.43)	(0.05)	(0.48)	13.69	7.62%	68,964	0.50%	0.49%	1.57%
9/30/17	11.76	0.12	1.51	1.63	(0.21)	-	(0.21)	13.18	14.09%	64,718	0.50%	0.50%[k]	0.94%
9/30/16	11.30	0.17	0.80	0.97	(0.21)	(0.30)	(0.51)	11.76	8.90%	54,855	0.50%	0.49%	1.55%
9/30/15[i]	12.41	0.00 [d]	(0.69)	(0.69)	-	(0.42)	(0.42)	11.30	(5.65%)[b]	22,738	0.50%[a]	0.49%[a]	0.03%[a]
12/31/14[h]	12.72	0.32	(0.07)	0.25	(0.53)	(0.03)	(0.56)	12.41	1.96%[b]	18,075	0.50%[a]	0.49%[a]	3.26%[a]
Class R3
3/31/20[r]	$12.09	$0.21	$(1.47)	$(1.26)	$(0.21)	$(0.89)	$(1.10)	$9.73	(11.90%)[b]	$77,204	0.75%[a]	0.74%[a]	3.65%[a]
9/30/19	13.50	0.25	0.00 [d]	0.25	(0.31)	(1.35)	(1.66)	12.09	3.92%	103,094	0.76%	0.74%	2.08%
9/30/18	13.00	0.18	0.77	0.95	(0.40)	(0.05)	(0.45)	13.50	7.38%	118,905	0.75%	0.74%	1.35%
9/30/17	11.61	0.09	1.48	1.57	(0.18)	-	(0.18)	13.00	13.75%	111,137	0.75%	0.75%[k]	0.72%
9/30/16	11.16	0.14	0.79	0.93	(0.18)	(0.30)	(0.48)	11.61	8.59%	101,258	0.75%	0.74%	1.29%
9/30/15[i]	12.28	(0.02)	(0.68)	(0.70)	-	(0.42)	(0.42)	11.16	(5.79%)[b]	68,535	0.75%[a]	0.74%[a]	(0.24%)[a]
12/31/14	12.45	0.36	0.02	0.38	(0.52)	(0.03)	(0.55)	12.28	2.98%	57,469	0.76%	0.75%	2.81%

61

MassMutual RetireSMART by JPMorgan 2035 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments		Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$12.73	$0.28	$(1.75)		$(1.47)	$(0.30)	$(1.10)	$(1.40)	$9.86	(13.61%	)[b]	$26,487	0.11%	[a]	0.05%	[a]	4.58%	[a]
9/30/19	14.18	0.32	(0.09	)aa	0.23	(0.41)	(1.27)	(1.68)	12.73	3.77%		33,309	0.12%		0.05%		2.56%
9/30/18	13.77	0.25	0.93		1.18	(0.51)	(0.26)	(0.77)	14.18	8.81%		21,586	0.11%		0.07%		1.83%
9/30/17	12.26	0.15	1.69		1.84	(0.24)	(0.09)	(0.33)	13.77	15.44%		15,744	0.13%		0.09%		1.16%
9/30/16	11.49	0.20	0.89		1.09	(0.23)	(0.09)	(0.32)	12.26	9.62%		9,851	0.16%		0.05%		1.68%
9/30/15[i]	12.44	0.01	(0.70)		(0.69)	-	(0.26)	(0.26)	11.49	(5.58%	)[b]	4,474	0.21%	[a]	0.05%	[a]	0.14%	[a]
12/31/14[h]	12.89	0.51	(0.19)		0.32	(0.33)	(0.44)	(0.77)	12.44	2.37%	[b]	11,523	0.28%	[a]	0.05%	[a]	5.19%	[a]
Class R5
3/31/20[r]	$12.75	$0.24	$(1.72)		$(1.48)	$(0.29)	$(1.10)	$(1.39)	$9.88	(13.64%	)[b]	$1,614	0.21%	[a]	0.15%	[a]	3.99%	[a]
9/30/19	14.16	0.05	0.17		0.22	(0.36)	(1.27)	(1.63)	12.75	3.68%		1,801	0.22%		0.15%		0.41%
9/30/18	13.75	0.43	0.73		1.16	(0.49)	(0.26)	(0.75)	14.16	8.68%		132	0.21%		0.18%		3.09%
9/30/17	12.24	0.19	1.63		1.82	(0.22)	(0.09)	(0.31)	13.75	15.31%		1,045	0.23%		0.18%		1.53%
9/30/16	11.48	0.30	0.77		1.07	(0.22)	(0.09)	(0.31)	12.24	9.43%		1,928	0.26%		0.15%		2.57%
9/30/15[i]	12.44	0.03	(0.73)		(0.70)	-	(0.26)	(0.26)	11.48	(5.65%	)[b]	3,459	0.31%	[a]	0.15%	[a]	0.35%	[a]
12/31/14[h]	12.89	1.15	(0.83)		0.32	(0.33)	(0.44)	(0.77)	12.44	2.36%	[b]	2,815	0.38%	[a]	0.15%	[a]	11.85%	[a]
Service Class
3/31/20[r]	$12.87	$0.24	$(1.74)		$(1.50)	$(0.27)	$(1.10)	$(1.37)	$10.00	(13.66%	)[b]	$7,144	0.31%	[a]	0.25%	[a]	3.90%	[a]
9/30/19	14.30	0.33	(0.12	)aa	0.21	(0.37)	(1.27)	(1.64)	12.87	3.55%		8,093	0.32%		0.25%		2.62%
9/30/18	13.88	0.25	0.91		1.16	(0.48)	(0.26)	(0.74)	14.30	8.59%		12,908	0.31%		0.27%		1.78%
9/30/17	12.36	0.15	1.68		1.83	(0.22)	(0.09)	(0.31)	13.88	15.15%		17,717	0.33%		0.29%		1.14%
9/30/16	11.59	0.21	0.86		1.07	(0.21)	(0.09)	(0.30)	12.36	9.35%		18,361	0.36%		0.25%		1.75%
9/30/15[i]	12.56	0.03	(0.74)		(0.71)	-	(0.26)	(0.26)	11.59	(5.68%	)[b]	13,635	0.41%	[a]	0.25%	[a]	0.27%	[a]
12/31/14	12.83	0.14	0.33		0.47	(0.30)	(0.44)	(0.74)	12.56	3.53%		7,127	0.48%		0.24%		1.09%

	Six months ended March 31, 2020[b,r]	Year ended September 30				Period ended September 30, 2015[b]	Year ended December 31, 2014
		2019	2018	2017	2016
Portfolio turnover rate	57%	50%	62%	41%	69%	35%	31%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

62

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments		Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/20[r]	$12.81	$0.23	$(1.73)		$(1.50)	$(0.26)	$(1.10)	$(1.36)	$9.95	(13.71%	)[b]	$23,819	0.41%	[a]	0.35%	[a]	3.79%	[a]
9/30/19	14.25	0.29	(0.09	)aa	0.20	(0.37)	(1.27)	(1.64)	12.81	3.44%		32,361	0.42%		0.35%		2.31%
9/30/18	13.83	0.23	0.92		1.15	(0.47)	(0.26)	(0.73)	14.25	8.53%		33,416	0.41%		0.37%		1.63%
9/30/17	12.32	0.12	1.69		1.81	(0.21)	(0.09)	(0.30)	13.83	15.04%		30,323	0.43%		0.39%		0.97%
9/30/16	11.55	0.19	0.86		1.05	(0.19)	(0.09)	(0.28)	12.32	9.25%		27,200	0.46%		0.35%		1.64%
9/30/15[i]	12.53	0.01	(0.73)		(0.72)	-	(0.26)	(0.26)	11.55	(5.78%	)[b]	19,970	0.51%	[a]	0.35%	[a]	0.11%	[a]
12/31/14	12.83	0.39	0.06		0.45	(0.31)	(0.44)	(0.75)	12.53	3.38%		18,330	0.58%		0.35%		2.95%
Class A
3/31/20[r]	$12.69	$0.22	$(1.72)		$(1.50)	$(0.24)	$(1.10)	$(1.34)	$9.85	(13.82%	)[b]	$30,739	0.66%	[a]	0.60%	[a]	3.55%	[a]
9/30/19	14.12	0.22	(0.05	)aa	0.17	(0.33)	(1.27)	(1.60)	12.69	3.21%		34,479	0.67%		0.60%		1.74%
9/30/18	13.70	0.17	0.93		1.10	(0.42)	(0.26)	(0.68)	14.12	8.23%		33,548	0.66%		0.62%		1.25%
9/30/17	12.21	0.11	1.65		1.76	(0.18)	(0.09)	(0.27)	13.70	14.73%		26,817	0.68%		0.64%		0.88%
9/30/16	11.45	0.16	0.85		1.01	(0.16)	(0.09)	(0.25)	12.21	8.95%		31,291	0.71%		0.60%		1.41%
9/30/15[i]	12.45	(0.01)	(0.73)		(0.74)	-	(0.26)	(0.26)	11.45	(5.97%	)[b]	25,646	0.76%	[a]	0.60%	[a]	(0.11%	)[a]
12/31/14	12.75	0.21	0.20		0.41	(0.27)	(0.44)	(0.71)	12.45	3.13%		11,968	0.85%		0.61%		1.64%
Class R4
3/31/20[r]	$12.63	$0.24	$(1.73)		$(1.49)	$(0.24)	$(1.10)	$(1.34)	$9.80	(13.79%	)[b]	$21,248	0.56%	[a]	0.50%	[a]	3.92%	[a]
9/30/19	14.06	0.27	(0.09	)aa	0.18	(0.34)	(1.27)	(1.61)	12.63	3.37%		49,044	0.57%		0.50%		2.17%
9/30/18	13.67	0.19	0.91		1.10	(0.45)	(0.26)	(0.71)	14.06	8.28%		56,342	0.56%		0.52%		1.40%
9/30/17	12.18	0.10	1.67		1.77	(0.19)	(0.09)	(0.28)	13.67	14.92%		48,392	0.58%		0.54%		0.80%
9/30/16	11.45	0.19	0.83		1.02	(0.20)	(0.09)	(0.29)	12.18	9.04%		37,564	0.61%		0.50%		1.66%
9/30/15[i]	12.44	0.00 [d]	(0.73)		(0.73)	-	(0.26)	(0.26)	11.45	(5.90%	)[b]	14,047	0.66%	[a]	0.50%	[a]	0.03%	[a]
12/31/14[h]	12.89	0.32	(0.03)		0.29	(0.30)	(0.44)	(0.74)	12.44	2.15%	[b]	8,687	0.73%	[a]	0.50%	[a]	3.30%	[a]
Class R3
3/31/20[r]	$12.58	$0.21	$(1.70)		$(1.49)	$(0.21)	$(1.10)	$(1.31)	$9.78	(13.82%	)[b]	$47,456	0.81%	[a]	0.75%	[a]	3.47%	[a]
9/30/19	14.02	0.24	(0.10	)aa	0.14	(0.31)	(1.27)	(1.58)	12.58	2.99%		61,925	0.82%		0.75%		1.95%
9/30/18	13.62	0.17	0.90		1.07	(0.41)	(0.26)	(0.67)	14.02	8.08%		69,914	0.81%		0.77%		1.26%
9/30/17	12.15	0.07	1.66		1.73	(0.17)	(0.09)	(0.26)	13.62	14.55%		64,790	0.83%		0.79%		0.58%
9/30/16	11.41	0.13	0.87		1.00	(0.17)	(0.09)	(0.26)	12.15	8.85%		57,715	0.86%		0.75%		1.08%
9/30/15[i]	12.42	(0.02)	(0.73)		(0.75)	-	(0.26)	(0.26)	11.41	(6.07%	)[b]	30,900	0.91%	[a]	0.75%	[a]	(0.20%	)[a]
12/31/14[h]	12.89	0.28	(0.03)		0.25	(0.28)	(0.44)	(0.72)	12.42	1.86%	[b]	16,061	0.98%	[a]	0.75%	[a]	2.89%	[a]

63

MassMutual RetireSMART by JPMorgan 2040 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations					Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j		Net realized and unrealized gain (loss) on investments		Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$12.19	$0.23		$(1.78)		$(1.55)	$(0.27)	$(1.08)	$(1.35)	$9.29	(15.00%)[b]	$23,397	0.08%[a]	0.04%[a]	3.85%[a]
9/30/19	13.81	0.28		(0.16	)aa	0.12	(0.39)	(1.35)	(1.74)	12.19	3.22%	28,872	0.09%	0.04%	2.32%
9/30/18	13.23	0.27		0.92		1.19	(0.49)	(0.12)	(0.61)	13.81	9.19%	12,676	0.08%	0.05%	2.00%
9/30/17	11.65	0.12		1.69		1.81	(0.23)	-	(0.23)	13.23	15.80%	10,771	0.08%	0.07%	0.99%
9/30/16	11.24	0.19		0.84		1.03	(0.23)	(0.39)	(0.62)	11.65	9.52%	4,137	0.08%	0.04%	1.72%
9/30/15[i]	12.41	0.00	[d]	(0.69)		(0.69)	-	(0.48)	(0.48)	11.24	(5.70%)[b]	2,611	0.08%[a]	0.04%[a]	0.05%[a]
12/31/14[h]	12.96	0.51		(0.18)		0.33	(0.51)	(0.37)	(0.88)	12.41	2.49%[b]	45,481	0.07%[a]	0.04%[a]	5.19%[a]
Class R5
3/31/20[r]	$12.18	$0.20		$(1.76)		$(1.56)	$(0.26)	$(1.08)	$(1.34)	$9.28	(15.08%)[b]	$40,378	0.18%[a]	0.14%[a]	3.47%[a]
9/30/19	13.80	0.22		(0.11	)aa	0.11	(0.38)	(1.35)	(1.73)	12.18	3.14%	63,062	0.19%	0.14%	1.84%
9/30/18	13.22	0.26		0.92		1.18	(0.48)	(0.12)	(0.60)	13.80	9.10%	10,301	0.18%	0.15%	1.94%
9/30/17	11.65	0.10		1.69		1.79	(0.22)	-	(0.22)	13.22	15.61%	20,737	0.18%	0.17%	0.78%
9/30/16	11.23	0.08		0.95		1.03	(0.22)	(0.39)	(0.61)	11.65	9.53%	11,346	0.18%	0.14%	0.72%
9/30/15[i]	12.40	0.04		(0.73)		(0.69)	-	(0.48)	(0.48)	11.23	(5.71%)[b]	2,715	0.18%[a]	0.14%[a]	0.42%[a]
12/31/14[h]	12.96	0.97		(0.65)		0.32	(0.51)	(0.37)	(0.88)	12.40	2.39%[b]	1,772	0.17%[a]	0.14%[a]	9.89%[a]
Service Class
3/31/20[r]	$12.23	$0.19		$(1.77)		$(1.58)	$(0.24)	$(1.08)	$(1.32)	$9.33	(15.14%)[b]	$20,034	0.28%[a]	0.24%[a]	3.26%[a]
9/30/19	13.81	0.34		(0.23	)aa	0.11	(0.34)	(1.35)	(1.69)	12.23	3.08%	22,042	0.29%	0.24%	2.77%
9/30/18	13.23	0.23		0.93		1.16	(0.46)	(0.12)	(0.58)	13.81	8.95%	68,297	0.28%	0.25%	1.71%
9/30/17	11.66	0.14		1.63		1.77	(0.20)	-	(0.20)	13.23	15.45%	81,099	0.28%	0.27%	1.16%
9/30/16	11.24	0.23		0.78		1.01	(0.20)	(0.39)	(0.59)	11.66	9.37%	90,564	0.28%	0.24%	2.06%
9/30/15[i]	12.42	0.02		(0.72)		(0.70)	-	(0.48)	(0.48)	11.24	(5.78%)[b]	101,768	0.28%[a]	0.24%[a]	0.19%[a]
12/31/14	12.81	0.18		0.28		0.46	(0.48)	(0.37)	(0.85)	12.42	3.54%	115,397	0.26%	0.24%	1.38%

	Six months ended March 31, 2020[b,r]	Year ended September 30				Period ended September 30, 2015[b]	Year ended December 31, 2014
		2019	2018	2017	2016
Portfolio turnover rate	53%	40%	59%	37%	70%	35%	30%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

64

		Income (loss) from investment operations				Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments		Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/20[r]	$12.17	$0.19	$(1.77)		$(1.58)	$(0.23)	$(1.08)	$(1.31)	$9.28	(15.20%)[b]	$40,435	0.38%[a]	0.34%[a]	3.28%[a]
9/30/19	13.77	0.26	(0.16	)aa	0.10	(0.35)	(1.35)	(1.70)	12.17	2.99%	75,729	0.39%	0.34%	2.20%
9/30/18	13.19	0.22	0.92		1.14	(0.44)	(0.12)	(0.56)	13.77	8.86%	73,290	0.38%	0.35%	1.66%
9/30/17	11.62	0.12	1.64		1.76	(0.19)	-	(0.19)	13.19	15.39%	73,514	0.38%	0.37%	0.98%
9/30/16	11.21	0.19	0.80		0.99	(0.19)	(0.39)	(0.58)	11.62	9.21%	83,838	0.38%	0.34%	1.74%
9/30/15[i]	12.40	0.01	(0.72)		(0.71)	-	(0.48)	(0.48)	11.21	(5.87%)[b]	85,749	0.38%[a]	0.34%[a]	0.11%[a]
12/31/14	12.80	0.26	0.19		0.45	(0.48)	(0.37)	(0.85)	12.40	3.44%	85,857	0.36%	0.34%	1.98%
Class A
3/31/20[r]	$12.07	$0.17	$(1.74)		$(1.57)	$(0.21)	$(1.08)	$(1.29)	$9.21	(15.22%)[b]	$37,046	0.63%[a]	0.59%[a]	2.95%[a]
9/30/19	13.66	0.20	(0.14	)aa	0.06	(0.30)	(1.35)	(1.65)	12.07	2.68%	42,006	0.64%	0.59%	1.71%
9/30/18	13.09	0.18	0.92		1.10	(0.41)	(0.12)	(0.53)	13.66	8.54%	44,233	0.63%	0.60%	1.34%
9/30/17	11.53	0.11	1.61		1.72	(0.16)	-	(0.16)	13.09	15.16%	41,159	0.63%	0.62%	0.88%
9/30/16	11.12	0.16	0.80		0.96	(0.16)	(0.39)	(0.55)	11.53	8.97%	50,466	0.63%	0.59%	1.44%
9/30/15[i]	12.33	(0.01)	(0.72)		(0.73)	-	(0.48)	(0.48)	11.12	(6.07%)[b]	48,822	0.63%[a]	0.59%[a]	(0.13%)[a]
12/31/14	12.72	0.15	0.26		0.41	(0.43)	(0.37)	(0.80)	12.33	3.15%	42,940	0.63%	0.61%	1.14%
Class R4
3/31/20[r]	$11.96	$0.19	$(1.75)		$(1.56)	$(0.21)	$(1.08)	$(1.29)	$9.11	(15.24%)[b]	$19,389	0.53%[a]	0.49%[a]	3.25%[a]
9/30/19	13.56	0.24	(0.16	)aa	0.08	(0.33)	(1.35)	(1.68)	11.96	2.84%	43,641	0.54%	0.49%	2.05%
9/30/18	13.01	0.19	0.91		1.10	(0.43)	(0.12)	(0.55)	13.56	8.63%	46,980	0.53%	0.50%	1.40%
9/30/17	11.47	0.10	1.62		1.72	(0.18)	-	(0.18)	13.01	15.23%	41,195	0.53%	0.52%	0.79%
9/30/16	11.09	0.16	0.81		0.97	(0.20)	(0.39)	(0.59)	11.47	9.06%	36,572	0.53%	0.49%	1.45%
9/30/15[i]	12.28	0.00 [d]	(0.71)		(0.71)	-	(0.48)	(0.48)	11.09	(5.93%)[b]	16,356	0.53%[a]	0.49%[a]	0.02%[a]
12/31/14[h]	12.85	0.29	(0.01)		0.28	(0.48)	(0.37)	(0.85)	12.28	2.10%[b]	11,987	0.52%[a]	0.49%[a]	2.91%[a]
Class R3
3/31/20[r]	$11.75	$0.16	$(1.70)		$(1.54)	$(0.18)	$(1.08)	$(1.26)	$8.95	(15.33%)[b]	$43,430	0.78%[a]	0.74%[a]	2.85%[a]
9/30/19	13.36	0.21	(0.18	)aa	0.03	(0.29)	(1.35)	(1.64)	11.75	2.48%	59,312	0.79%	0.74%	1.85%
9/30/18	12.82	0.16	0.90		1.06	(0.40)	(0.12)	(0.52)	13.36	8.44%	64,385	0.78%	0.75%	1.19%
9/30/17	11.31	0.06	1.61		1.67	(0.16)	-	(0.16)	12.82	14.95%	59,300	0.78%	0.77%	0.51%
9/30/16	10.94	0.11	0.82		0.93	(0.17)	(0.39)	(0.56)	11.31	8.80%	50,774	0.78%	0.74%	1.01%
9/30/15[i]	12.15	(0.02)	(0.71)		(0.73)	-	(0.48)	(0.48)	10.94	(6.16%)[b]	26,610	0.78%[a]	0.74%[a]	(0.25%)[a]
12/31/14	12.60	0.33	0.05		0.38	(0.46)	(0.37)	(0.83)	12.15	2.95%	21,517	0.78%	0.76%	2.57%

65

MassMutual RetireSMART by JPMorgan 2045 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments		Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$12.75	$0.23	$(1.95)		$(1.72)	$(0.29)	$(1.22)	$(1.51)	$9.52	(16.10%	)[b]	$13,638	0.17%	[a]	0.02%	[a]	3.72%	[a]
9/30/19	14.41	0.29	(0.18	)aa	0.11	(0.39)	(1.38)	(1.77)	12.75	3.08%		19,099	0.18%		0.02%		2.32%
9/30/18	13.88	0.21	1.06		1.27	(0.51)	(0.23)	(0.74)	14.41	9.38%		9,650	0.18%		0.03%		1.51%
9/30/17	12.32	0.13	1.80		1.93	(0.23)	(0.14)	(0.37)	13.88	16.07%		6,210	0.21%		0.06%		0.98%
9/30/16	11.53	0.18	0.93		1.11	(0.22)	(0.10)	(0.32)	12.32	9.79%		3,428	0.27%		0.02%		1.50%
9/30/15[i]	12.55	0.01	(0.73)		(0.72)	-	(0.30)	(0.30)	11.53	(5.85%	)[b]	1,399	0.37%	[a]	0.02%	[a]	0.09%	[a]
12/31/14[h]	12.98	0.47	(0.13)		0.34	(0.32)	(0.45)	(0.77)	12.55	2.57%	[b]	6,636	0.51%	[a]	0.02%	[a]	4.80%	[a]
Class R5
3/31/20[r]	$12.76	$0.20	$(1.94)		$(1.74)	$(0.28)	$(1.22)	$(1.50)	$9.52	(16.22%	)[b]	$674	0.27%	[a]	0.12%	[a]	3.23%	[a]
9/30/19	14.41	0.12	(0.02	)aa	0.10	(0.37)	(1.38)	(1.75)	12.76	3.02%		750	0.28%		0.12%		0.92%
9/30/18	13.88	0.33	0.92		1.25	(0.49)	(0.23)	(0.72)	14.41	9.24%		147	0.28%		0.14%		2.33%
9/30/17	12.31	0.17	1.74		1.91	(0.20)	(0.14)	(0.34)	13.88	15.92%		219	0.31%		0.15%		1.34%
9/30/16	11.52	0.34	0.76		1.10	(0.21)	(0.10)	(0.31)	12.31	9.68%		355	0.37%		0.12%		2.93%
9/30/15[i]	12.55	0.03	(0.76)		(0.73)	-	(0.30)	(0.30)	11.52	(5.93%	)[b]	1,637	0.47%	[a]	0.12%	[a]	0.32%	[a]
12/31/14[h]	12.98	1.17	(0.83)		0.34	(0.32)	(0.45)	(0.77)	12.55	2.56%	[b]	1,673	0.61%	[a]	0.12%	[a]	11.87%	[a]
Service Class
3/31/20[r]	$12.75	$0.20	$(1.96)		$(1.76)	$(0.24)	$(1.22)	$(1.46)	$9.53	(16.28%	)[b]	$3,167	0.37%	[a]	0.22%	[a]	3.20%	[a]
9/30/19	14.39	0.32	(0.23	)aa	0.09	(0.35)	(1.38)	(1.73)	12.75	2.92%		3,874	0.38%		0.22%		2.58%
9/30/18	13.86	0.23	1.01		1.24	(0.48)	(0.23)	(0.71)	14.39	9.19%		9,964	0.38%		0.24%		1.66%
9/30/17	12.31	0.14	1.75		1.89	(0.20)	(0.14)	(0.34)	13.86	15.77%		10,572	0.41%		0.25%		1.08%
9/30/16	11.52	0.22	0.87		1.09	(0.20)	(0.10)	(0.30)	12.31	9.60%		10,622	0.47%		0.22%		1.84%
9/30/15[i]	12.56	0.02	(0.76)		(0.74)	-	(0.30)	(0.30)	11.52	(6.00%	)[b]	8,282	0.57%	[a]	0.22%	[a]	0.26%	[a]
12/31/14	12.83	0.15	0.32		0.47	(0.29)	(0.45)	(0.74)	12.56	3.62%		5,342	0.72%		0.22%		1.17%

	Six months ended March 31, 2020[b,r]	Year ended September 30				Period ended September 30, 2015[b]	Year ended December 31, 2014
		2019	2018	2017	2016
Portfolio turnover rate	57%	46%	58%	39%	68%	32%	26%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

66

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments		Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/20[r]	$12.69	$0.18	$(1.92)		$(1.74)	$(0.25)	$(1.22)	$(1.47)	$9.48	(16.33%	)[b]	$15,570	0.47%	[a]	0.32%	[a]	3.01%	[a]
9/30/19	14.35	0.26	(0.19	)aa	0.07	(0.35)	(1.38)	(1.73)	12.69	2.72%		21,597	0.48%		0.32%		2.12%
9/30/18	13.82	0.22	1.01		1.23	(0.47)	(0.23)	(0.70)	14.35	9.12%		18,549	0.48%		0.34%		1.54%
9/30/17	12.28	0.11	1.76		1.87	(0.19)	(0.14)	(0.33)	13.82	15.64%		16,509	0.51%		0.36%		0.86%
9/30/16	11.50	0.17	0.90		1.07	(0.19)	(0.10)	(0.29)	12.28	9.42%		12,831	0.57%		0.32%		1.47%
9/30/15[i]	12.54	0.01	(0.75)		(0.74)	-	(0.30)	(0.30)	11.50	(6.01%	)[b]	9,250	0.67%	[a]	0.32%	[a]	0.15%	[a]
12/31/14	12.83	0.36	0.10		0.46	(0.30)	(0.45)	(0.75)	12.54	3.52%		6,304	0.81%		0.32%		2.76%
Class A
3/31/20[r]	$12.58	$0.17	$(1.92)		$(1.75)	$(0.22)	$(1.22)	$(1.44)	$9.39	(16.40%	)[b]	$18,037	0.72%	[a]	0.57%	[a]	2.75%	[a]
9/30/19	14.22	0.20	(0.15	)aa	0.05	(0.31)	(1.38)	(1.69)	12.58	2.54%		19,901	0.73%		0.57%		1.61%
9/30/18	13.70	0.18	0.99		1.17	(0.42)	(0.23)	(0.65)	14.22	8.77%		19,675	0.74%		0.59%		1.25%
9/30/17	12.17	0.10	1.73		1.83	(0.16)	(0.14)	(0.30)	13.70	15.43%		16,011	0.76%		0.60%		0.82%
9/30/16	11.40	0.16	0.87		1.03	(0.16)	(0.10)	(0.26)	12.17	9.11%		17,430	0.82%		0.57%		1.35%
9/30/15[i]	12.46	(0.01)	(0.75)		(0.76)	-	(0.30)	(0.30)	11.40	(6.21%	)[b]	14,156	0.92%	[a]	0.57%	[a]	(0.11%	)[a]
12/31/14	12.75	0.21	0.21		0.42	(0.26)	(0.45)	(0.71)	12.46	3.28%		7,199	1.08%		0.58%		1.58%
Class R4
3/31/20[r]	$12.51	$0.19	$(1.92)		$(1.73)	$(0.23)	$(1.22)	$(1.45)	$9.33	(16.36%	)[b]	$13,295	0.62%	[a]	0.47%	[a]	3.05%	[a]
9/30/19	14.15	0.24	(0.18	)aa	0.06	(0.32)	(1.38)	(1.70)	12.51	2.68%		29,963	0.63%		0.47%		1.93%
9/30/18	13.65	0.20	0.98		1.18	(0.45)	(0.23)	(0.68)	14.15	8.86%		30,899	0.63%		0.49%		1.42%
9/30/17	12.13	0.09	1.75		1.84	(0.18)	(0.14)	(0.32)	13.65	15.52%		27,976	0.66%		0.51%		0.71%
9/30/16	11.38	0.17	0.87		1.04	(0.19)	(0.10)	(0.29)	12.13	9.27%		22,131	0.72%		0.47%		1.44%
9/30/15[i]	12.43	0.00 [d]	(0.75)		(0.75)	-	(0.30)	(0.30)	11.38	(6.15%	)[b]	9,264	0.82%	[a]	0.47%	[a]	0.04%	[a]
12/31/14[h]	12.88	0.30	(0.01)		0.29	(0.29)	(0.45)	(0.74)	12.43	2.22%	[b]	5,315	0.96%	[a]	0.47%	[a]	3.10%	[a]
Class R3
3/31/20[r]	$12.47	$0.16	$(1.90)		$(1.74)	$(0.20)	$(1.22)	$(1.42)	$9.31	(16.47%	)[b]	$36,346	0.87%	[a]	0.72%	[a]	2.64%	[a]
9/30/19	14.11	0.22	(0.19	)aa	0.03	(0.29)	(1.38)	(1.67)	12.47	2.41%		46,767	0.88%		0.72%		1.82%
9/30/18	13.61	0.16	0.99		1.15	(0.42)	(0.23)	(0.65)	14.11	8.62%		49,481	0.88%		0.74%		1.19%
9/30/17	12.10	0.06	1.74		1.80	(0.15)	(0.14)	(0.29)	13.61	15.25%		44,618	0.91%		0.76%		0.48%
9/30/16	11.36	0.12	0.88		1.00	(0.16)	(0.10)	(0.26)	12.10	8.96%		36,332	0.97%		0.72%		1.02%
9/30/15[i]	12.43	(0.02)	(0.75)		(0.77)	-	(0.30)	(0.30)	11.36	(6.31%	)[b]	17,369	1.07%	[a]	0.72%	[a]	(0.21%	)[a]
12/31/14[h]	12.88	0.29	(0.02)		0.27	(0.27)	(0.45)	(0.72)	12.43	2.10%	[b]	9,628	1.21%	[a]	0.72%	[a]	2.25%	[a]

67

MassMutual RetireSMART by JPMorgan 2050 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations					Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j		Net realized and unrealized gain (loss) on investments		Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$8.80	$0.16		$(1.37)		$(1.21)	$(0.19)	$(0.79)	$(0.98)	$6.61	(16.25%	)[b]	$11,566	0.13%	[a]	0.02%	[a]	3.77%	[a]
9/30/19	10.18	0.20		(0.15	)aa	0.05	(0.28)	(1.15)	(1.43)	8.80	3.10%		15,050	0.14%		0.02%		2.27%
9/30/18	9.77	0.18		0.77		0.95	(0.36)	(0.18)	(0.54)	10.18	10.02%		5,973	0.14%		0.04%		1.82%
9/30/17	8.52	0.09		1.33		1.42	(0.15)	(0.02)	(0.17)	9.77	17.03%		3,775	0.15%		0.06%		0.96%
9/30/16	8.08	0.13		0.64		0.77	(0.15)	(0.18)	(0.33)	8.52	9.82%		2,211	0.18%		0.02%		1.54%
9/30/15[i]	8.96	0.00	[d]	(0.53)		(0.53)	-	(0.35)	(0.35)	8.08	(6.07%	)[b]	1,123	0.20%	[a]	0.02%	[a]	0.03%	[a]
12/31/14[h]	9.90	0.36		(0.09)		0.27	(0.24)	(0.97)	(1.21)	8.96	2.57%	[b]	19,990	0.16%	[a]	0.02%	[a]	4.93%	[a]
Class R5
3/31/20[r]	$8.78	$0.14		$(1.35)		$(1.21)	$(0.18)	$(0.79)	$(0.97)	$6.60	(16.24%	)[b]	$32,566	0.23%	[a]	0.12%	[a]	3.25%	[a]
9/30/19	10.16	0.17		(0.13	)aa	0.04	(0.27)	(1.15)	(1.42)	8.78	3.03%		45,022	0.24%		0.12%		1.94%
9/30/18	9.76	0.18		0.75		0.93	(0.35)	(0.18)	(0.53)	10.16	9.83%		5,701	0.24%		0.14%		1.78%
9/30/17	8.51	0.06		1.35		1.41	(0.14)	(0.02)	(0.16)	9.76	16.95%		14,378	0.25%		0.16%		0.72%
9/30/16	8.07	0.04		0.73		0.77	(0.15)	(0.18)	(0.33)	8.51	9.73%		7,907	0.28%		0.12%		0.45%
9/30/15[i]	8.96	0.02		(0.56)		(0.54)	-	(0.35)	(0.35)	8.07	(6.19%	)[b]	974	0.30%	[a]	0.12%	[a]	0.33%	[a]
12/31/14[h]	9.90	0.60		(0.33)		0.27	(0.24)	(0.97)	(1.21)	8.96	2.56%	[b]	790	0.26%	[a]	0.12%	[a]	8.13%	[a]
Service Class
3/31/20[r]	$8.82	$0.13		$(1.36)		$(1.23)	$(0.16)	$(0.79)	$(0.95)	$6.64	(16.30%	)[b]	$7,920	0.33%	[a]	0.22%	[a]	3.11%	[a]
9/30/19	10.17	0.24		(0.20	)aa	0.04	(0.24)	(1.15)	(1.39)	8.82	2.92%		8,399	0.34%		0.22%		2.73%
9/30/18	9.76	0.15		0.78		0.93	(0.34)	(0.18)	(0.52)	10.17	9.81%		41,405	0.34%		0.24%		1.55%
9/30/17	8.51	0.08		1.32		1.40	(0.13)	(0.02)	(0.15)	9.76	16.81%		40,188	0.35%		0.26%		0.94%
9/30/16	8.07	0.15		0.61		0.76	(0.14)	(0.18)	(0.32)	8.51	9.60%		37,620	0.38%		0.22%		1.90%
9/30/15[i]	8.97	0.01		(0.56)		(0.55)	-	(0.35)	(0.35)	8.07	(6.30%	)[b]	37,899	0.40%	[a]	0.22%	[a]	0.21%	[a]
12/31/14	9.79	0.12		0.25		0.37	(0.22)	(0.97)	(1.19)	8.97	3.59%		38,141	0.34%		0.22%		1.19%

	Six months ended March 31, 2020[b,r]	Year ended September 30				Period ended September 30, 2015[b]	Year ended December 31, 2014
		2019	2018	2017	2016
Portfolio turnover rate	54%	40%	65%	43%	68%	47%	37%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

68

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments		Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/20[r]	$8.79	$0.13	$(1.36)		$(1.23)	$(0.16)	$(0.79)	$(0.95)	$6.61	(16.40%	)[b]	$25,492	0.43%	[a]	0.32%	[a]	3.11%	[a]
9/30/19	10.16	0.18	(0.15	)aa	0.03	(0.25)	(1.15)	(1.40)	8.79	2.84%		52,850	0.44%		0.32%		2.06%
9/30/18	9.75	0.15	0.77		0.92	(0.33)	(0.18)	(0.51)	10.16	9.72%		44,569	0.44%		0.34%		1.47%
9/30/17	8.51	0.07	1.32		1.39	(0.13)	(0.02)	(0.15)	9.75	16.60%		37,139	0.45%		0.36%		0.76%
9/30/16	8.06	0.13	0.63		0.76	(0.13)	(0.18)	(0.31)	8.51	9.64%		33,053	0.48%		0.32%		1.55%
9/30/15[i]	8.97	0.01	(0.57)		(0.56)	-	(0.35)	(0.35)	8.06	(6.41%	)[b]	27,378	0.50%	[a]	0.32%	[a]	0.13%	[a]
12/31/14	9.80	0.18	0.18		0.36	(0.22)	(0.97)	(1.19)	8.97	3.49%		23,872	0.45%		0.31%		1.81%
Class A
3/31/20[r]	$8.72	$0.11	$(1.33)		$(1.22)	$(0.14)	$(0.79)	$(0.93)	$6.57	(16.33%	)[b]	$19,249	0.68%	[a]	0.57%	[a]	2.73%	[a]
9/30/19	10.08	0.15	(0.14	)aa	0.01	(0.22)	(1.15)	(1.37)	8.72	2.54%		21,195	0.69%		0.57%		1.70%
9/30/18	9.68	0.12	0.76		0.88	(0.30)	(0.18)	(0.48)	10.08	9.34%		20,721	0.69%		0.59%		1.25%
9/30/17	8.44	0.06	1.31		1.37	(0.11)	(0.02)	(0.13)	9.68	16.48%		19,612	0.70%		0.61%		0.62%
9/30/16	8.01	0.10	0.62		0.72	(0.11)	(0.18)	(0.29)	8.44	9.18%		20,244	0.73%		0.57%		1.29%
9/30/15[i]	8.92	(0.01)	(0.55)		(0.56)	-	(0.35)	(0.35)	8.01	(6.44%	)[b]	16,516	0.75%	[a]	0.57%	[a]	(0.12%	)[a]
12/31/14	9.75	0.12	0.20		0.32	(0.18)	(0.97)	(1.15)	8.92	3.18%		12,039	0.71%		0.58%		1.25%
Class R4
3/31/20[r]	$8.68	$0.13	$(1.35)		$(1.22)	$(0.15)	$(0.79)	$(0.94)	$6.52	(16.48%	)[b]	$11,309	0.58%	[a]	0.47%	[a]	3.03%	[a]
9/30/19	10.05	0.16	(0.15	)aa	0.01	(0.23)	(1.15)	(1.38)	8.68	2.66%		23,206	0.59%		0.47%		1.91%
9/30/18	9.65	0.13	0.77		0.90	(0.32)	(0.18)	(0.50)	10.05	9.56%		22,706	0.59%		0.49%		1.37%
9/30/17	8.42	0.06	1.31		1.37	(0.12)	(0.02)	(0.14)	9.65	16.52%		20,958	0.60%		0.51%		0.70%
9/30/16	8.00	0.10	0.63		0.73	(0.13)	(0.18)	(0.31)	8.42	9.32%		19,931	0.63%		0.47%		1.30%
9/30/15[i]	8.91	0.00 [d]	(0.56)		(0.56)	-	(0.35)	(0.35)	8.00	(6.45%	)[b]	9,533	0.65%	[a]	0.47%	[a]	0.02%	[a]
12/31/14[h]	9.85	0.19	0.05		0.24	(0.21)	(0.97)	(1.18)	8.91	2.35%	[b]	7,133	0.61%	[a]	0.47%	[a]	2.57%	[a]
Class R3
3/31/20[r]	$8.60	$0.11	$(1.32)		$(1.21)	$(0.12)	$(0.79)	$(0.91)	$6.48	(16.43%	)[b]	$25,097	0.83%	[a]	0.72%	[a]	2.70%	[a]
9/30/19	9.96	0.16	(0.16	)aa	0.00 [d]	(0.21)	(1.15)	(1.36)	8.60	2.44%		34,061	0.84%		0.72%		1.86%
9/30/18	9.57	0.11	0.76		0.87	(0.30)	(0.18)	(0.48)	9.96	9.28%		39,324	0.84%		0.74%		1.13%
9/30/17	8.36	0.03	1.30		1.33	(0.10)	(0.02)	(0.12)	9.57	16.20%		35,264	0.85%		0.76%		0.38%
9/30/16	7.94	0.07	0.64		0.71	(0.11)	(0.18)	(0.29)	8.36	9.12%		28,523	0.88%		0.72%		0.91%
9/30/15[i]	8.87	(0.02)	(0.56)		(0.58)	-	(0.35)	(0.35)	7.94	(6.71%	)[b]	14,173	0.90%	[a]	0.72%	[a]	(0.26%	)[a]
12/31/14	9.73	0.22	0.09		0.31	(0.20)	(0.97)	(1.17)	8.87	3.03%		11,800	0.88%		0.74%		2.24%

69

MassMutual RetireSMART by JPMorgan 2055 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments		Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$10.73	$0.20	$(1.67)		$(1.47)	$(0.23)	$(0.96)	$(1.19)	$8.07	(16.18%	)[b]	$5,575	0.39%	[a]	0.00%	[a]	3.84%	[a]
9/30/19	12.04	0.24	(0.13	)aa	0.11	(0.33)	(1.09)	(1.42)	10.73	3.15%		7,761	0.41%		0.00%		2.31%
9/30/18	11.71	0.19	0.94		1.13	(0.44)	(0.36)	(0.80)	12.04	9.97%		3,804	0.49%		0.02%		1.61%
9/30/17	10.30	0.10	1.62		1.72	(0.17)	(0.14)	(0.31)	11.71	17.23%		2,188	0.65%		0.04%		0.93%
9/30/16	9.59	0.17	0.77		0.94	(0.17)	(0.06)	(0.23)	10.30	9.92%		952	1.16%		0.00%		1.69%
9/30/15[i]	10.38	0.04	(0.67)		(0.63)	-	(0.16)	(0.16)	9.59	(6.11%	)[b]	466	2.58%	[a]	0.00%	[a]	0.54%	[a]
12/31/14[h]	10.62	0.19	0.09		0.28	(0.28)	(0.24)	(0.52)	10.38	2.60%	[b]	103	4.83%	[a]	0.00%	[a]	2.34%	[a]
Class R5
3/31/20[r]	$10.73	$0.17	$(1.64)		$(1.47)	$(0.22)	$(0.96)	$(1.18)	$8.08	(16.14%	)[b]	$497	0.49%	[a]	0.10%	[a]	3.26%	[a]
9/30/19	12.04	0.17	(0.08	)aa	0.09	(0.31)	(1.09)	(1.40)	10.73	3.02%		534	0.51%		0.10%		1.61%
9/30/18	11.71	0.15	0.96		1.11	(0.42)	(0.36)	(0.78)	12.04	9.84%		231	0.59%		0.11%		1.24%
9/30/17	10.29	0.13	1.59		1.72	(0.16)	(0.14)	(0.30)	11.71	17.14%		139	0.77%		0.13%		1.19%
9/30/16	9.60	0.24	0.68		0.92	(0.17)	(0.06)	(0.23)	10.29	9.69%		174	1.26%		0.10%		2.48%
9/30/15[i]	10.40	0.03	(0.67)		(0.64)	-	(0.16)	(0.16)	9.60	(6.20%	)[b]	357	2.68%	[a]	0.10%	[a]	0.40%	[a]
12/31/14[h]	10.62	0.38	(0.10)		0.28	(0.26)	(0.24)	(0.50)	10.40	2.54%	[b]	268	4.93%	[a]	0.10%	[a]	4.65%	[a]
Service Class
3/31/20[r]	$10.75	$0.17	$(1.66)		$(1.49)	$(0.19)	$(0.96)	$(1.15)	$8.11	(16.23%	)[b]	$1,949	0.59%	[a]	0.20%	[a]	3.25%	[a]
9/30/19	12.05	0.28	(0.19	)aa	0.09	(0.30)	(1.09)	(1.39)	10.75	2.99%		2,291	0.61%		0.20%		2.63%
9/30/18	11.72	0.18	0.93		1.11	(0.42)	(0.36)	(0.78)	12.05	9.78%		5,512	0.69%		0.22%		1.55%
9/30/17	10.32	0.10	1.60		1.70	(0.16)	(0.14)	(0.30)	11.72	16.92%		4,159	0.86%		0.23%		0.88%
9/30/16	9.62	0.15	0.77		0.92	(0.16)	(0.06)	(0.22)	10.32	9.69%		2,737	1.36%		0.20%		1.54%
9/30/15[i]	10.43	0.02	(0.67)		(0.65)	-	(0.16)	(0.16)	9.62	(6.28%	)[b]	1,442	2.78%	[a]	0.20%	[a]	0.27%	[a]
12/31/14	10.50	0.20	0.20		0.40	(0.23)	(0.24)	(0.47)	10.43	3.71%		1,069	4.78%		0.21%		1.89%

	Six months ended March 31, 2020[b,r]	Year ended September 30				Period ended September 30, 2015[b]	Year ended September 30, 2014
		2019	2018	2017	2016
Portfolio turnover rate	54%	50%	62%	47%	74%	32%	26%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

70

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments		Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/20[r]	$10.69	$0.16	$(1.64)		$(1.48)	$(0.20)	$(0.96)	$(1.16)	$8.05	(16.29%	)[b]	$6,046	0.69%	[a]	0.30%	[a]	3.03%	[a]
9/30/19	12.00	0.21	(0.14	)aa	0.07	(0.29)	(1.09)	(1.38)	10.69	2.79%		8,364	0.71%		0.30%		1.98%
9/30/18	11.67	0.18	0.92		1.10	(0.41)	(0.36)	(0.77)	12.00	9.73%		6,286	0.79%		0.32%		1.52%
9/30/17	10.28	0.08	1.60		1.68	(0.15)	(0.14)	(0.29)	11.67	16.83%		5,022	0.95%		0.34%		0.71%
9/30/16	9.58	0.14	0.77		0.91	(0.15)	(0.06)	(0.21)	10.28	9.64%		2,512	1.46%		0.30%		1.43%
9/30/15[i]	10.40	0.02	(0.68)		(0.66)	-	(0.16)	(0.16)	9.58	(6.39%	)[b]	1,281	2.88%	[a]	0.30%	[a]	0.19%	[a]
12/31/14	10.50	0.32	0.06		0.38	(0.24)	(0.24)	(0.48)	10.40	3.52%		774	5.04%		0.30%		2.99%
Class A
3/31/20[r]	$10.67	$0.15	$(1.64)		$(1.49)	$(0.18)	$(0.96)	$(1.14)	$8.04	(16.28%	)[b]	$6,690	0.94%	[a]	0.55%	[a]	2.85%	[a]
9/30/19	11.97	0.16	(0.11	)aa	0.05	(0.26)	(1.09)	(1.35)	10.67	2.55%		7,587	0.96%		0.55%		1.57%
9/30/18	11.64	0.12	0.94		1.06	(0.37)	(0.36)	(0.73)	11.97	9.41%		7,070	1.04%		0.57%		1.02%
9/30/17	10.25	0.08	1.58		1.66	(0.13)	(0.14)	(0.27)	11.64	16.58%		4,975	1.22%		0.58%		0.77%
9/30/16	9.56	0.13	0.75		0.88	(0.13)	(0.06)	(0.19)	10.25	9.32%		4,294	1.71%		0.55%		1.36%
9/30/15[i]	10.39	(0.00)[d]	(0.67)		(0.67)	-	(0.16)	(0.16)	9.56	(6.49%	)[b]	3,109	3.13%	[a]	0.55%	[a]	(0.01%	)[a]
12/31/14	10.50	0.27	0.08		0.35	(0.22)	(0.24)	(0.46)	10.39	3.24%		638	5.26%		0.56%		2.52%
Class R4
3/31/20[r]	$10.64	$0.16	$(1.64)		$(1.48)	$(0.19)	$(0.96)	$(1.15)	$8.01	(16.35%	)[b]	$4,663	0.84%	[a]	0.45%	[a]	3.12%	[a]
9/30/19	11.94	0.21	(0.14	)aa	0.07	(0.28)	(1.09)	(1.37)	10.64	2.75%		12,251	0.86%		0.45%		2.02%
9/30/18	11.62	0.14	0.93		1.07	(0.39)	(0.36)	(0.75)	11.94	9.50%		11,111	0.94%		0.47%		1.19%
9/30/17	10.24	0.06	1.60		1.66	(0.14)	(0.14)	(0.28)	11.62	16.66%		7,998	1.10%		0.49%		0.54%
9/30/16	9.55	0.13	0.77		0.90	(0.15)	(0.06)	(0.21)	10.24	9.50%		4,650	1.61%		0.45%		1.34%
9/30/15[i]	10.38	0.00 [d]	(0.67)		(0.67)	-	(0.16)	(0.16)	9.55	(6.50%	)[b]	894	3.03%	[a]	0.45%	[a]	0.05%	[a]
12/31/14[h]	10.61	0.29	(0.04)		0.25	(0.24)	(0.24)	(0.48)	10.38	2.28%	[b]	720	5.28%	[a]	0.45%	[a]	3.59%	[a]
Class R3
3/31/20[r]	$10.58	$0.13	$(1.61)		$(1.48)	$(0.16)	$(0.96)	$(1.12)	$7.98	(16.38%	)[b]	$18,778	1.09%	[a]	0.70%	[a]	2.62%	[a]
9/30/19	11.88	0.19	(0.15	)aa	0.04	(0.25)	(1.09)	(1.34)	10.58	2.44%		22,185	1.11%		0.70%		1.79%
9/30/18	11.57	0.13	0.90		1.03	(0.36)	(0.36)	(0.72)	11.88	9.22%		21,236	1.19%		0.72%		1.10%
9/30/17	10.20	0.04	1.59		1.63	(0.12)	(0.14)	(0.26)	11.57	16.41%		16,657	1.36%		0.73%		0.41%
9/30/16	9.53	0.08	0.78		0.86	(0.13)	(0.06)	(0.19)	10.20	9.14%		12,090	1.86%		0.70%		0.82%
9/30/15[i]	10.37	(0.01)	(0.67)		(0.68)	-	(0.16)	(0.16)	9.53	(6.60%	)[b]	3,842	3.28%	[a]	0.70%	[a]	(0.16%	)[a]
12/31/14[h]	10.61	0.25	(0.02)		0.23	(0.23)	(0.24)	(0.47)	10.37	2.10%	[b]	1,302	5.53%	[a]	0.70%	[a]	3.12%	[a]

71

MassMutual RetireSMART by JPMorgan 2060 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$10.53	$0.18	$(1.61)	$(1.43)	$(0.23)	$(0.98)	$(1.21)	$7.89	(16.09%	)[b]	$8,197	1.40%	[a]	0.00%	[a]	3.55%	[a]
9/30/19	11.92	0.28	(0.19)	0.09	(0.32)	(1.16)	(1.48)	10.53	3.15%		10,904	1.57%		0.00%		2.70%
9/30/18	11.40	0.22	0.89	1.11	(0.39)	(0.20)	(0.59)	11.92	10.03%		11,994	1.68%		0.02%		1.90%
9/30/17	10.17	0.12	1.54	1.66	(0.18)	(0.25)	(0.43)	11.40	17.02%		11,238	2.19%		0.04%		1.13%
9/30/16[g]	10.00	0.18	0.14	0.32	(0.15)	-	(0.15)	10.17	3.28%	[b]	9,709	2.66%	[a]	0.00%	[a]	2.18%	[a]
Class R5
3/31/20[r]	$10.51	$0.17	$(1.61)	$(1.44)	$(0.22)	$(0.98)	$(1.20)	$7.87	(16.19%	)[b]	$510	1.50%	[a]	0.10%	[a]	3.37%	[a]
9/30/19	11.91	0.10	(0.03)	0.07	(0.31)	(1.16)	(1.47)	10.51	2.96%		1,257	1.67%		0.10%		1.01%
9/30/18	11.39	0.13	0.97	1.10	(0.38)	(0.20)	(0.58)	11.91	9.94%		319	1.78%		0.11%		1.09%
9/30/17	10.16	0.10	1.55	1.65	(0.17)	(0.25)	(0.42)	11.39	16.92%		143	2.27%		0.14%		0.92%
9/30/16[g]	10.00	0.17	0.14	0.31	(0.15)	-	(0.15)	10.16	3.17%	[b]	103	2.76%	[a]	0.10%	[a]	2.08%	[a]
Service Class
3/31/20[r]	$10.49	$0.16	$(1.59)	$(1.43)	$(0.21)	$(0.98)	$(1.19)	$7.87	(16.10%	)[b]	$564	1.60%	[a]	0.20%	[a]	3.17%	[a]
9/30/19	11.90	0.32	(0.27)	0.05	(0.30)	(1.16)	(1.46)	10.49	2.79%		529	1.77%		0.20%		3.10%
9/30/18	11.38	0.12	0.98	1.10	(0.38)	(0.20)	(0.58)	11.90	9.88%		668	1.88%		0.21%		1.01%
9/30/17	10.16	0.08	1.56	1.64	(0.17)	(0.25)	(0.42)	11.38	16.76%		275	2.36%		0.24%		0.77%
9/30/16[g]	10.00	0.16	0.15	0.31	(0.15)	-	(0.15)	10.16	3.16%	[b]	114	2.86%	[a]	0.20%	[a]	1.97%	[a]
Administrative Class
3/31/20[r]	$10.48	$0.15	$(1.60)	$(1.45)	$(0.20)	$(0.98)	$(1.18)	$7.85	(16.26%	)[b]	$708	1.70%	[a]	0.30%	[a]	2.93%	[a]
9/30/19	11.87	0.20	(0.15)	0.05	(0.28)	(1.16)	(1.44)	10.48	2.81%		665	1.87%		0.30%		1.97%
9/30/18	11.36	0.17	0.91	1.08	(0.37)	(0.20)	(0.57)	11.87	9.71%		448	1.98%		0.32%		1.47%
9/30/17	10.15	0.04	1.59	1.63	(0.17)	(0.25)	(0.42)	11.36	16.67%		349	2.41%		0.34%		0.34%
9/30/16[g]	10.00	0.15	0.15	0.30	(0.15)	-	(0.15)	10.15	3.04%	[b]	115	2.96%	[a]	0.30%	[a]	1.87%	[a]
Class A
3/31/20[r]	$10.46	$0.12	$(1.58)	$(1.46)	$(0.18)	$(0.98)	$(1.16)	$7.84	(16.34%	)[b]	$633	1.95%	[a]	0.55%	[a]	2.38%	[a]
9/30/19	11.86	0.19	(0.17)	0.02	(0.26)	(1.16)	(1.42)	10.46	2.50%		437	2.12%		0.55%		1.84%
9/30/18	11.35	0.10	0.95	1.05	(0.34)	(0.20)	(0.54)	11.86	9.47%		304	2.23%		0.56%		0.89%
9/30/17	10.13	0.06	1.54	1.60	(0.13)	(0.25)	(0.38)	11.35	16.40%		155	2.73%		0.59%		0.53%
9/30/16[g]	10.00	0.13	0.14	0.27	(0.14)	-	(0.14)	10.13	2.81%	[b]	114	3.21%	[a]	0.55%	[a]	1.58%	[a]
Class R4
3/31/20[r]	$10.47	$0.15	$(1.60)	$(1.45)	$(0.18)	$(0.98)	$(1.16)	$7.86	(16.24%	)[b]	$411	1.85%	[a]	0.45%	[a]	2.93%	[a]
9/30/19	11.87	0.14	(0.11)	0.03	(0.27)	(1.16)	(1.43)	10.47	2.60%		374	2.02%		0.45%		1.36%
9/30/18	11.36	0.14	0.92	1.06	(0.35)	(0.20)	(0.55)	11.87	9.58%		255	2.13%		0.47%		1.24%
9/30/17	10.14	0.06	1.55	1.61	(0.14)	(0.25)	(0.39)	11.36	16.47%		162	2.62%		0.49%		0.55%
9/30/16[g]	10.00	0.14	0.14	0.28	(0.14)	-	(0.14)	10.14	2.93%	[b]	103	3.11%	[a]	0.45%	[a]	1.73%	[a]
Class R3
3/31/20[r]	$10.41	$0.15	$(1.61)	$(1.46)	$(0.14)	$(0.98)	$(1.12)	$7.83	(16.38%	)[b]	$1,442	2.10%	[a]	0.70%	[a]	2.96%	[a]
9/30/19	11.80	0.14	(0.12)	0.02	(0.25)	(1.16)	(1.41)	10.41	2.49%		1,096	2.27%		0.70%		1.38%
9/30/18	11.32	0.08	0.94	1.02	(0.34)	(0.20)	(0.54)	11.80	9.20%		800	2.38%		0.72%		0.73%
9/30/17	10.12	0.02	1.57	1.59	(0.14)	(0.25)	(0.39)	11.32	16.25%		322	2.83%		0.74%		0.15%
9/30/16[g]	10.00	0.12	0.14	0.26	(0.14)	-	(0.14)	10.12	2.70%	[b]	120	3.36%	[a]	0.70%	[a]	1.48%	[a]

	Six months ended March 31, 2020[b,r]	Year ended September 30			Period ended September 30, 2016[b]
		2019	2018	2017
Portfolio turnover rate	51%	51%	58%	29%	54%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period November 23, 2015 (commencement of operations) through September 31, 2016.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

72

Notes to Financial Statements

1.	The Funds

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The following are 14 series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Select 20/80 Allocation Fund (formerly known as MassMutual RetireSMARTSM Conservative Fund) (“20/80 Allocation Fund”)

MassMutual Select 40/60 Allocation Fund (formerly known as MassMutual RetireSMARTSM Moderate Fund) (“40/60 Allocation Fund”)

MassMutual Select 60/40 Allocation Fund (formerly known as MassMutual RetireSMARTSM Moderate Growth Fund) (“60/40 Allocation Fund”)

MassMutual Select 80/20 Allocation Fund (formerly known as MassMutual RetireSMARTSM Growth Fund) (“80/20 Allocation Fund”)

MassMutual RetireSMARTSM by JPMorgan In Retirement Fund (“MM RetireSMART by JPMorgan In Retirement Fund”)

MassMutual RetireSMARTSM by JPMorgan 2020 Fund (“MM RetireSMART by JPMorgan 2020 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2025 Fund (“MM RetireSMART by JPMorgan 2025 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2030 Fund (“MM RetireSMART by JPMorgan 2030 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2035 Fund (“MM RetireSMART by JPMorgan 2035 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2040 Fund (“MM RetireSMART by JPMorgan 2040 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2045 Fund (“MM RetireSMART by JPMorgan 2045 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2050 Fund (“MM RetireSMART by JPMorgan 2050 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2055 Fund (“MM RetireSMART by JPMorgan 2055 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2060 Fund (“MM RetireSMART by JPMorgan 2060 Fund”)

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

The 20/80 Allocation Fund, 40/60 Allocation Fund, 60/40 Allocation Fund, and 80/20 Allocation Fund (the “MM Select Target Allocation Funds”) invest their investable assets in shares of series of the Trust and MassMutual Premier Funds (advised by MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”)), Barings Funds (advised by Barings LLC (“Barings”), a wholly-owned, indirect subsidiary of MassMutual), and non-affiliated mutual funds (together, the “MM Select Target Allocation Underlying Funds”).

The MM RetireSMART by JPMorgan In Retirement Fund, MM RetireSMART by JPMorgan 2020 Fund, MM RetireSMART by JPMorgan 2025 Fund, MM RetireSMART by JPMorgan 2030 Fund, MM RetireSMART by JPMorgan 2035 Fund, MM RetireSMART by JPMorgan 2040 Fund, MM RetireSMART by JPMorgan 2045 Fund, MM RetireSMART by JPMorgan 2050 Fund, MM RetireSMART by JPMorgan 2055 Fund, and MM RetireSMART by JPMorgan 2060 Fund (the “MM RetireSMART by JPMorgan Funds”) invest their investable assets in shares of series of the Trust and MassMutual Premier Funds, Barings Funds, J.P. Morgan Funds (advised by J.P. Morgan Investment Management Inc. (“J.P. Morgan”) or its affiliates), and non-affiliated mutual funds (together, the “MM RetireSMART by JPMorgan Underlying Funds”).

The MM Select Target Allocation Underlying Funds and the MM RetireSMART by JPMorgan Underlying Funds are hereinafter collectively referred to as the “Underlying Funds.” The financial statements included herein are those of the MM Select Target Allocation Funds and MM RetireSMART by JPMorgan Funds. The financial statements of the applicable Underlying Funds are presented separately and can be obtained from the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov or by calling MML Advisers at 1-888-309-3539.

73

Notes to Financial Statements (Continued)

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that an Underlying Fund holds foreign securities that trade on days that foreign securities markets are open.

The net asset value of each Fund is based upon the net asset value(s) of its corresponding Underlying Funds. Shares of the Underlying Funds are valued at their closing net asset values as reported on each business day.

Certain Underlying Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day.

The Prospectuses and Statements of Additional Information (“SAIs”) for the Underlying Funds explain the valuation methods for the Underlying Funds, including the circumstances under which the Underlying Funds may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the SEC’s EDGAR database on its website at http://www.sec.gov.

Various inputs may be used to determine the value of the Funds’ investments. The Funds categorize the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as summarized below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)

Each Fund characterized all investments at Level 1, as of March 31, 2020. For each Fund, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Funds had no Level 3 transfers during the period ended March 31, 2020.

74

Notes to Financial Statements (Continued)

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and distributions including realized gain distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets or another alternative method.

In addition, each Fund will also incur certain fees and expenses indirectly as a shareholder in the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and each Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Foreign Securities

Certain Underlying Funds may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

75

Notes to Financial Statements (Continued)

3.	Advisory Fees and Other Transactions

Investment Advisory Fees and Investment Subadviser

MML Advisers, a wholly-owned subsidiary of MassMutual, serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. MML Advisers does not receive advisory fees in return for these services.

MML Advisers has also entered into an investment subadvisory agreement with the unaffiliated investment subadviser, J.P. Morgan, for each of the MM RetireSMART by JPMorgan Funds.

Administration Fees

Under an Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
20/80 Allocation Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
40/60 Allocation Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
60/40 Allocation Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
80/20 Allocation Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART by JPMorgan In Retirement Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART by JPMorgan 2020 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART by JPMorgan 2025 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART by JPMorgan 2030 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART by JPMorgan 2035 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART by JPMorgan 2040 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART by JPMorgan 2045 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART by JPMorgan 2050 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART by JPMorgan 2055 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART by JPMorgan 2060 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as a distributor to each Fund. Pursuant to a 12b-1 Plan adopted by the Trust, Class A shares and Class R4 shares of each Fund pay an annual fee of 0.25% of the average daily net assets of the class; and Class R3 shares of each Fund pay an annual fee of 0.50% of the average daily net assets of the class, to the Distributor. Such payments compensate the Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to each Fund’s shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

The Trust has entered into a separate Supplemental Shareholder Services Agreement with MassMutual, on behalf of Service Class shares, Administrative Class shares, and Class A shares of each Fund. Fees payable under the Supplemental Shareholder Services Agreement are intended to compensate MassMutual for its provision of shareholder services to the Funds’ investors and are calculated and paid based on the average daily net assets attributable to the relevant share classes of the Funds separately, at the following annual rates: 0.05% for Service Class shares, and 0.15% for Administrative Class shares and Class A shares. MassMutual may pay these fees to other intermediaries for providing shareholder services to the Funds’ investors.

76

Notes to Financial Statements (Continued)

Expense Caps and Waivers

MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable), based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
20/80 Allocation Fund*	0.02%	0.12%	0.22%	0.32%	0.57%	0.47%	0.72%
40/60 Allocation Fund*	0.04%	0.14%	0.24%	0.34%	0.59%	0.49%	0.74%
60/40 Allocation Fund*	0.04%	0.14%	0.24%	0.34%	0.59%	0.49%	0.74%
80/20 Allocation Fund*	0.07%	0.17%	0.27%	0.37%	0.62%	0.52%	0.77%
MM RetireSMART by JPMorgan In Retirement Fund*	0.06%	0.16%	0.26%	0.36%	0.61%	0.51%	0.76%
MM RetireSMART by JPMorgan 2020 Fund*	0.04%	0.14%	0.24%	0.34%	0.59%	0.49%	0.74%
MM RetireSMART by JPMorgan 2025 Fund*	0.01%	0.11%	0.21%	0.31%	0.56%	0.46%	0.71%
MM RetireSMART by JPMorgan 2030 Fund*	0.04%	0.14%	0.24%	0.34%	0.59%	0.49%	0.74%
MM RetireSMART by JPMorgan 2035 Fund*	0.05%	0.15%	0.25%	0.35%	0.60%	0.50%	0.75%
MM RetireSMART by JPMorgan 2040 Fund*	0.04%	0.14%	0.24%	0.34%	0.59%	0.49%	0.74%
MM RetireSMART by JPMorgan 2045 Fund*	0.02%	0.12%	0.22%	0.32%	0.57%	0.47%	0.72%
MM RetireSMART by JPMorgan 2050 Fund*	0.02%	0.12%	0.22%	0.32%	0.57%	0.47%	0.72%
MM RetireSMART by JPMorgan 2055 Fund*	0.00%	0.10%	0.20%	0.30%	0.55%	0.45%	0.70%
MM RetireSMART by JPMorgan 2060 Fund*	0.00%	0.10%	0.20%	0.30%	0.55%	0.45%	0.70%

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through January 31, 2021.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.

The following table shows beneficial ownership of Funds’ shares by affiliated parties at March 31, 2020:

Total % Ownership by Related Party
20/80 Allocation Fund	91.9%
40/60 Allocation Fund	87.4%
60/40 Allocation Fund	90.7%
80/20 Allocation Fund	84.3%
MM RetireSMART by JPMorgan In Retirement Fund	45.3%
MM RetireSMART by JPMorgan 2020 Fund	62.7%
MM RetireSMART by JPMorgan 2025 Fund	55.7%

77

Notes to Financial Statements (Continued)

Total % Ownership by Related Party
MM RetireSMART by JPMorgan 2030 Fund	69.1%
MM RetireSMART by JPMorgan 2035 Fund	59.6%
MM RetireSMART by JPMorgan 2040 Fund	68.2%
MM RetireSMART by JPMorgan 2045 Fund	63.2%
MM RetireSMART by JPMorgan 2050 Fund	61.6%
MM RetireSMART by JPMorgan 2055 Fund	64.2%
MM RetireSMART by JPMorgan 2060 Fund	85.1%

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investments in Underlying Funds (excluding short-term investments) for the period ended March 31, 2020, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
20/80 Allocation Fund	$-	$59,396,841	$-	$58,474,415
40/60 Allocation Fund	-	106,335,397	-	123,509,671
60/40 Allocation Fund	-	96,406,500	-	109,949,429
80/20 Allocation Fund	-	76,375,539	-	60,500,818
MM RetireSMART by JPMorgan In Retirement Fund	-	93,887,372	-	109,594,174
MM RetireSMART by JPMorgan 2020 Fund	-	154,572,444	-	209,352,187
MM RetireSMART by JPMorgan 2025 Fund	-	119,497,570	-	148,131,510
MM RetireSMART by JPMorgan 2030 Fund	-	201,049,473	-	272,173,700
MM RetireSMART by JPMorgan 2035 Fund	-	121,298,094	-	146,585,238
MM RetireSMART by JPMorgan 2040 Fund	-	169,854,998	-	217,019,565
MM RetireSMART by JPMorgan 2045 Fund	-	77,840,549	-	91,346,591
MM RetireSMART by JPMorgan 2050 Fund	-	105,043,196	-	131,392,435
MM RetireSMART by JPMorgan 2055 Fund	-	31,883,549	-	36,555,793
MM RetireSMART by JPMorgan 2060 Fund	-	8,098,432	-	7,627,319

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended March 31, 2020		Year Ended September 30, 2019

	Shares	Amount	Shares	Amount
20/80 Allocation Fund Class I
Sold	405,107	$4,063,932	499,503	$4,902,290
Issued as reinvestment of dividends	67,409	665,330	50,401	456,635
Redeemed	(143,559)	(1,440,694)	(189,335)	(1,864,542)

Net increase (decrease)	328,957	$3,288,568	360,569	$3,494,383

20/80 Allocation Fund Class R5
Sold	30,119	$291,937	90,640	$888,916
Issued as reinvestment of dividends	33,843	334,028	37,590	340,190
Redeemed	(96,312)	(928,965)	(147,310)	(1,441,054)

Net increase (decrease)	(32,350)	$(303,000)	(19,080)	$(211,948)

78

Notes to Financial Statements (Continued)

	Six Months Ended March 31, 2020		Year Ended September 30, 2019

	Shares	Amount	Shares	Amount
20/80 Allocation Fund Service Class
Sold	71,977	$709,800	133,889	$1,320,355
Issued as reinvestment of dividends	46,318	457,166	43,765	396,511
Redeemed	(49,006)	(473,111)	(54,901)	(542,427)

Net increase (decrease)	69,289	$693,855	122,753	$1,174,439

20/80 Allocation Fund Administrative Class
Sold	1,267,621	$12,653,182	616,085	$6,014,019
Issued as reinvestment of dividends	139,055	1,375,252	199,715	1,811,415
Redeemed	(1,050,193)	(10,511,251)	(1,563,517)	(15,356,249)

Net increase (decrease)	356,483	$3,517,183	(747,717)	$(7,530,815)

20/80 Allocation Fund Class A
Sold	209,459	$2,116,933	302,606	$2,971,866
Issued as reinvestment of dividends	109,643	1,090,948	131,771	1,203,067
Redeemed	(436,267)	(4,254,584)	(646,562)	(6,264,217)

Net increase (decrease)	(117,165)	$(1,046,703)	(212,185)	$(2,089,284)

20/80 Allocation Fund Class R4
Sold	901,695	$9,048,399	1,788,652	$17,257,637
Issued as reinvestment of dividends	597,898	5,853,418	569,118	5,116,375
Redeemed	(1,887,692)	(17,462,619)	(766,086)	(7,393,232)

Net increase (decrease)	(388,099)	$(2,560,802)	1,591,684	$14,980,780

20/80 Allocation Fund Class R3
Sold	83,753	$829,521	206,281	$1,977,157
Issued as reinvestment of dividends	29,409	287,914	39,173	351,773
Redeemed	(176,310)	(1,723,863)	(308,026)	(3,011,262)

Net increase (decrease)	(63,148)	$(606,428)	(62,572)	$(682,332)

40/60 Allocation Fund Class I
Sold	605,358	$5,779,979	1,860,064	$17,955,623
Issued as reinvestment of dividends	324,239	3,067,300	150,506	1,282,311
Redeemed	(465,318)	(4,184,962)	(304,263)	(2,943,321)

Net increase (decrease)	464,279	$4,662,317	1,706,307	$16,294,613

40/60 Allocation Fund Class R5
Sold	305,056	$3,025,783	429,875	$4,145,087
Issued as reinvestment of dividends	126,238	1,195,477	277,435	2,363,743
Redeemed	(172,076)	(1,599,949)	(2,125,974)	(20,595,283)

Net increase (decrease)	259,218	$2,621,311	(1,418,664)	$(14,086,453)

40/60 Allocation Fund Service Class
Sold	186,278	$1,794,075	113,130	$1,111,248
Issued as reinvestment of dividends	99,819	950,280	120,464	1,032,379
Redeemed	(300,566)	(2,956,979)	(155,655)	(1,528,606)

Net increase (decrease)	(14,469)	$(212,624)	77,939	$615,021

40/60 Allocation Fund Administrative Class
Sold	547,531	$5,235,353	749,857	$7,259,665
Issued as reinvestment of dividends	603,442	5,744,770	891,856	7,634,289
Redeemed	(2,390,900)	(23,310,337)	(2,750,350)	(26,714,860)

Net increase (decrease)	(1,239,927)	$(12,330,214)	(1,108,637)	$(11,820,906)

79

Notes to Financial Statements (Continued)

	Six Months Ended March 31, 2020		Year Ended September 30, 2019

	Shares	Amount	Shares	Amount
40/60 Allocation Fund Class A
Sold	245,693	$2,400,359	516,390	$5,007,317
Issued as reinvestment of dividends	749,890	7,168,948	907,279	7,802,596
Redeemed	(1,733,101)	(16,439,440)	(1,834,983)	(17,560,833)

Net increase (decrease)	(737,518)	$(6,870,133)	(411,314)	$(4,750,920)

40/60 Allocation Fund Class R4
Sold	353,707	$3,375,685	737,851	$7,115,434
Issued as reinvestment of dividends	433,389	4,091,189	370,566	3,153,518
Redeemed	(313,702)	(2,844,960)	(311,884)	(2,942,918)

Net increase (decrease)	473,394	$4,621,914	796,533	$7,326,034

40/60 Allocation Fund Class R3
Sold	161,956	$1,577,833	257,998	$2,458,618
Issued as reinvestment of dividends	92,364	872,839	117,848	1,001,709
Redeemed	(157,687)	(1,487,048)	(528,157)	(5,069,967)

Net increase (decrease)	96,633	$963,624	(152,311)	$(1,609,640)

60/40 Allocation Fund Class I
Sold	545,756	$5,084,069	1,242,844	$12,380,305
Issued as reinvestment of dividends	226,534	2,104,500	202,308	1,681,179
Redeemed	(208,073)	(2,009,155)	(576,140)	(5,581,787)

Net increase (decrease)	564,217	$5,179,414	869,012	$8,479,697

60/40 Allocation Fund Class R5
Sold	338,894	$3,339,014	148,857	$1,420,162
Issued as reinvestment of dividends	195,445	1,817,641	180,794	1,504,204
Redeemed	(226,673)	(2,100,925)	(327,106)	(3,309,071)

Net increase (decrease)	307,666	$3,055,730	2,545	$(384,705)

60/40 Allocation Fund Service Class
Sold	178,556	$1,685,991	95,053	$920,431
Issued as reinvestment of dividends	92,651	865,362	124,557	1,040,049
Redeemed	(263,942)	(2,660,857)	(70,619)	(701,950)

Net increase (decrease)	7,265	$(109,504)	148,991	$1,258,530

60/40 Allocation Fund Administrative Class
Sold	701,979	$6,675,587	836,033	$8,213,767
Issued as reinvestment of dividends	864,828	8,086,145	1,370,678	11,431,456
Redeemed	(2,643,780)	(26,035,390)	(2,322,361)	(22,516,765)

Net increase (decrease)	(1,076,973)	$(11,273,658)	(115,650)	$(2,871,542)

60/40 Allocation Fund Class A
Sold	279,038	$2,600,648	482,620	$4,699,767
Issued as reinvestment of dividends	808,482	7,599,728	1,079,064	9,053,344
Redeemed	(1,118,693)	(9,862,937)	(1,860,258)	(17,968,718)

Net increase (decrease)	(31,173)	$337,439	(298,574)	$(4,215,607)

60/40 Allocation Fund Class R4
Sold	427,182	$3,715,678	674,160	$6,647,090
Issued as reinvestment of dividends	367,279	3,401,000	385,271	3,190,043
Redeemed	(386,797)	(3,346,576)	(458,004)	(4,340,620)

Net increase (decrease)	407,664	$3,770,102	601,427	$5,496,513

80

Notes to Financial Statements (Continued)

	Six Months Ended March 31, 2020		Year Ended September 30, 2019

	Shares	Amount	Shares	Amount
60/40 Allocation Fund Class R3
Sold	184,841	$1,714,905	316,579	$3,044,205
Issued as reinvestment of dividends	181,322	1,677,229	243,320	2,012,259
Redeemed	(463,341)	(4,336,858)	(398,374)	(3,753,045)

Net increase (decrease)	(97,178)	$(944,724)	161,525	$1,303,419

80/20 Allocation Fund Class I
Sold	961,451	$9,963,735	996,922	$10,416,338
Issued as reinvestment of dividends	327,258	3,311,847	296,171	2,594,461
Redeemed	(375,466)	(3,746,111)	(491,096)	(4,974,922)

Net increase (decrease)	913,243	$9,529,471	801,997	$8,035,877

80/20 Allocation Fund Class R5
Sold	257,538	$2,714,668	97,231	$1,005,721
Issued as reinvestment of dividends	67,727	686,078	66,907	586,773
Redeemed	(245,735)	(2,223,784)	(161,631)	(1,803,199)

Net increase (decrease)	79,530	$1,176,962	2,507	$(210,705)

80/20 Allocation Fund Service Class
Sold	71,142	$710,668	51,397	$534,634
Issued as reinvestment of dividends	30,203	306,858	41,285	362,897
Redeemed	(94,551)	(989,152)	(30,126)	(319,461)

Net increase (decrease)	6,794	$28,374	62,556	$578,070

80/20 Allocation Fund Administrative Class
Sold	357,805	$3,671,157	420,177	$4,378,093
Issued as reinvestment of dividends	286,251	2,905,452	504,040	4,425,472
Redeemed	(1,053,856)	(11,072,134)	(941,354)	(9,732,135)

Net increase (decrease)	(409,800)	$(4,495,525)	(17,137)	$(928,570)

80/20 Allocation Fund Class A
Sold	234,648	$2,274,679	280,167	$2,912,805
Issued as reinvestment of dividends	351,608	3,568,823	483,718	4,251,879
Redeemed	(288,775)	(2,738,966)	(674,199)	(6,759,704)

Net increase (decrease)	297,481	$3,104,536	89,686	$404,980

80/20 Allocation Fund Class R4
Sold	561,009	$5,594,379	498,857	$5,228,458
Issued as reinvestment of dividends	230,282	2,305,120	260,433	2,263,160
Redeemed	(428,132)	(4,080,936)	(426,662)	(4,371,206)

Net increase (decrease)	363,159	$3,818,563	332,628	$3,120,412

80/20 Allocation Fund Class R3
Sold	1,033,166	$10,939,207	175,634	$1,792,521
Issued as reinvestment of dividends	209,641	2,092,219	123,341	1,070,597
Redeemed	(326,195)	(3,173,095)	(129,030)	(1,307,288)

Net increase (decrease)	916,612	$9,858,331	169,945	$1,555,830

81

Notes to Financial Statements (Continued)

	Six Months Ended March 31, 2020		Year Ended September 30, 2019

	Shares	Amount	Shares	Amount
MM RetireSMART by JPMorgan In Retirement Fund Class I
Sold	1,210,228	$13,935,726	373,682	$4,261,164
Issued — merger	-	-	1,158,389	12,580,102
Issued as reinvestment of dividends	44,104	518,218	13,887	144,704
Redeemed	(973,758)	(11,370,069)	(385,482)	(4,399,552)

Net increase (decrease)	280,574	$3,083,875	1,160,476	$12,586,418

MM RetireSMART by JPMorgan In Retirement Fund Class R5
Sold	134,976	$1,606,216	335,681	$3,731,691
Issued — merger	-	-	414,058	4,509,089
Issued as reinvestment of dividends	23,716	279,379	7,251	75,776
Redeemed	(392,352)	(4,309,866)	(122,003)	(1,377,896)

Net increase (decrease)	(233,660)	$(2,424,271)	634,987	$6,938,660

MM RetireSMART by JPMorgan In Retirement Fund Service Class
Sold	91,423	$1,073,306	171,644	$1,948,705
Issued — merger	-	-	799,447	8,713,968
Issued as reinvestment of dividends	38,422	453,383	49,716	520,524
Redeemed	(86,154)	(971,870)	(801,491)	(9,033,802)

Net increase (decrease)	43,691	$554,819	219,316	$2,149,395

MM RetireSMART by JPMorgan In Retirement Fund Administrative Class
Sold	127,981	$1,491,474	284,123	$3,243,600
Issued — merger	-	-	1,664,111	18,155,449
Issued as reinvestment of dividends	92,088	1,086,634	89,642	938,553
Redeemed	(962,125)	(11,233,785)	(581,774)	(6,565,361)

Net increase (decrease)	(742,056)	$(8,655,677)	1,456,102	$15,772,241

MM RetireSMART by JPMorgan In Retirement Fund Class A
Sold	1,442,051	$16,823,976	3,395,336	$38,161,692
Issued — merger	-	-	1,505,152	16,270,688
Issued as reinvestment of dividends	152,566	1,783,498	112,484	1,167,586
Redeemed	(1,229,452)	(13,912,998)	(1,331,688)	(15,019,992)

Net increase (decrease)	365,165	$4,694,476	3,681,284	$40,579,974

MM RetireSMART by JPMorgan In Retirement Fund Class R4
Sold	172,439	$2,010,569	355,881	$4,038,329
Issued — merger	-	-	1,892,083	20,339,891
Issued as reinvestment of dividends	56,297	654,174	16,321	168,434
Redeemed	(1,052,391)	(12,212,183)	(575,807)	(6,469,693)

Net increase (decrease)	(823,655)	$(9,547,440)	1,688,478	$18,076,961

MM RetireSMART by JPMorgan In Retirement Fund Class R3
Sold	153,452	$1,755,393	275,838	$3,070,897
Issued — merger	-	-	2,468,945	26,343,643
Issued as reinvestment of dividends	73,700	851,238	50,118	513,708
Redeemed	(726,337)	(8,352,429)	(689,970)	(7,701,141)

Net increase (decrease)	(499,185)	$(5,745,798)	2,104,931	$22,227,107

82

Notes to Financial Statements (Continued)

	Six Months Ended March 31, 2020		Year Ended September 30, 2019

	Shares	Amount	Shares	Amount
MM RetireSMART by JPMorgan 2020 Fund Class I
Sold	1,503,140	$18,213,498	1,691,071	$21,212,876
Issued as reinvestment of dividends	192,754	2,347,748	287,699	3,156,055
Redeemed	(1,360,360)	(16,400,994)	(596,109)	(7,280,885)

Net increase (decrease)	335,534	$4,160,252	1,382,661	$17,088,046

MM RetireSMART by JPMorgan 2020 Fund Class R5
Sold	387,603	$4,741,808	3,881,000	$47,582,486
Issued as reinvestment of dividends	296,809	3,609,194	376,687	4,124,720
Redeemed	(1,807,603)	(20,025,792)	(477,652)	(5,799,742)

Net increase (decrease)	(1,123,191)	$(11,674,790)	3,780,035	$45,907,464

MM RetireSMART by JPMorgan 2020 Fund Service Class
Sold	317,343	$3,868,571	251,817	$3,105,058
Issued as reinvestment of dividends	152,584	1,869,159	454,167	5,009,458
Redeemed	(260,808)	(3,077,645)	(4,465,857)	(55,009,046)

Net increase (decrease)	209,119	$2,660,085	(3,759,873)	$(46,894,530)

MM RetireSMART by JPMorgan 2020 Fund Administrative Class
Sold	405,930	$4,979,180	647,922	$7,907,394
Issued as reinvestment of dividends	321,894	3,930,329	724,221	7,959,196
Redeemed	(2,856,593)	(34,828,717)	(1,880,649)	(22,606,431)

Net increase (decrease)	(2,128,769)	$(25,919,208)	(508,506)	$(6,739,841)

MM RetireSMART by JPMorgan 2020 Fund Class A
Sold	1,759,060	$21,405,399	2,718,407	$32,976,033
Issued as reinvestment of dividends	373,468	4,530,167	571,860	6,256,148
Redeemed	(1,409,083)	(16,389,062)	(3,128,984)	(38,529,574)

Net increase (decrease)	723,445	$9,546,504	161,283	$702,607

MM RetireSMART by JPMorgan 2020 Fund Class R4
Sold	350,393	$4,240,231	977,037	$11,762,202
Issued as reinvestment of dividends	245,925	2,936,348	480,631	5,176,395
Redeemed	(2,217,302)	(26,262,257)	(1,766,507)	(21,121,044)

Net increase (decrease)	(1,620,984)	$(19,085,678)	(308,839)	$(4,182,447)

MM RetireSMART by JPMorgan 2020 Fund Class R3
Sold	218,357	$2,531,809	507,355	$6,009,107
Issued as reinvestment of dividends	291,602	3,429,244	688,595	7,305,993
Redeemed	(1,234,473)	(14,558,307)	(1,716,347)	(20,109,831)

Net increase (decrease)	(724,514)	$(8,597,254)	(520,397)	$(6,794,731)

MM RetireSMART by JPMorgan 2025 Fund Class I
Sold	1,584,308	$18,735,658	1,887,559	$23,567,104
Issued as reinvestment of dividends	292,324	3,525,433	338,155	3,641,934
Redeemed	(1,533,703)	(18,510,726)	(588,913)	(7,095,949)

Net increase (decrease)	342,929	$3,750,365	1,636,801	$20,113,089

MM RetireSMART by JPMorgan 2025 Fund Class R5
Sold	4,714	$58,179	38,270	$455,692
Issued as reinvestment of dividends	2,730	33,248	523	5,683
Redeemed	(16,454)	(209,799)	(268)	(3,276)

Net increase (decrease)	(9,010)	$(118,372)	38,525	$458,099

83

Notes to Financial Statements (Continued)

	Six Months Ended March 31, 2020		Year Ended September 30, 2019

	Shares	Amount	Shares	Amount
MM RetireSMART by JPMorgan 2025 Fund Service Class
Sold	59,143	$730,092	113,889	$1,374,274
Issued as reinvestment of dividends	59,565	720,145	166,138	1,792,633
Redeemed	(94,228)	(1,149,167)	(990,563)	(12,090,792)

Net increase (decrease)	24,480	$301,070	(710,536)	$(8,923,885)

MM RetireSMART by JPMorgan 2025 Fund Administrative Class
Sold	263,246	$3,247,305	600,235	$7,271,123
Issued as reinvestment of dividends	266,966	3,214,269	434,224	4,672,252
Redeemed	(744,136)	(8,826,057)	(1,080,688)	(12,966,837)

Net increase (decrease)	(213,924)	$(2,364,483)	(46,229)	$(1,023,462)

MM RetireSMART by JPMorgan 2025 Fund Class A
Sold	1,510,367	$18,070,304	2,954,328	$35,646,642
Issued as reinvestment of dividends	379,279	4,524,795	329,422	3,514,932
Redeemed	(1,231,011)	(13,856,469)	(1,945,112)	(24,135,517)

Net increase (decrease)	658,635	$8,738,630	1,338,638	$15,026,057

MM RetireSMART by JPMorgan 2025 Fund Class R4
Sold	635,890	$7,711,175	946,287	$11,430,135
Issued as reinvestment of dividends	387,998	4,605,538	634,598	6,739,429
Redeemed	(3,126,587)	(36,512,362)	(1,796,695)	(21,274,524)

Net increase (decrease)	(2,102,699)	$(24,195,649)	(215,810)	$(3,104,960)

MM RetireSMART by JPMorgan 2025 Fund Class R3
Sold	472,009	$5,611,916	711,540	$8,473,301
Issued as reinvestment of dividends	482,338	5,720,526	840,068	8,904,717
Redeemed	(1,549,207)	(17,725,881)	(1,746,155)	(20,935,844)

Net increase (decrease)	(594,860)	$(6,393,439)	(194,547)	$(3,557,826)

MM RetireSMART by JPMorgan 2030 Fund Class I
Sold	1,552,211	$18,364,268	1,927,987	$24,592,397
Issued as reinvestment of dividends	349,023	4,184,783	418,489	4,461,097
Redeemed	(1,884,867)	(22,481,110)	(416,042)	(4,969,475)

Net increase (decrease)	16,367	$67,941	1,930,434	$24,084,019

MM RetireSMART by JPMorgan 2030 Fund Class R5
Sold	841,571	$10,152,209	6,113,519	$75,434,452
Issued as reinvestment of dividends	725,611	8,663,794	649,468	6,897,350
Redeemed	(2,775,677)	(27,189,199)	(508,976)	(6,226,119)

Net increase (decrease)	(1,208,495)	$(8,373,196)	6,254,011	$76,105,683

MM RetireSMART by JPMorgan 2030 Fund Service Class
Sold	510,421	$6,032,253	579,350	$7,225,760
Issued as reinvestment of dividends	347,910	4,185,363	814,685	8,708,981
Redeemed	(300,074)	(3,434,926)	(6,186,844)	(76,977,575)

Net increase (decrease)	558,257	$6,782,690	(4,792,809)	$(61,042,834)

MM RetireSMART by JPMorgan 2030 Fund Administrative Class
Sold	635,679	$7,515,719	1,549,863	$18,968,375
Issued as reinvestment of dividends	715,166	8,581,994	1,183,700	12,618,240
Redeemed	(3,989,117)	(47,761,373)	(1,721,133)	(20,928,940)

Net increase (decrease)	(2,638,272)	$(31,663,660)	1,012,430	$10,657,675

84

Notes to Financial Statements (Continued)

	Six Months Ended March 31, 2020		Year Ended September 30, 2019

	Shares	Amount	Shares	Amount
MM RetireSMART by JPMorgan 2030 Fund Class A
Sold	1,347,778	$16,243,684	2,261,261	$27,599,684
Issued as reinvestment of dividends	589,356	7,025,120	735,336	7,801,913
Redeemed	(1,352,069)	(15,630,058)	(2,508,027)	(31,561,238)

Net increase (decrease)	585,065	$7,638,746	488,570	$3,840,359

MM RetireSMART by JPMorgan 2030 Fund Class R4
Sold	568,722	$6,727,561	1,006,059	$12,131,276
Issued as reinvestment of dividends	448,883	5,301,308	742,965	7,808,568
Redeemed	(2,715,797)	(31,239,376)	(2,076,053)	(25,109,742)

Net increase (decrease)	(1,698,192)	$(19,210,507)	(327,029)	$(5,169,898)

MM RetireSMART by JPMorgan 2030 Fund Class R3
Sold	421,864	$5,003,186	935,763	$11,119,229
Issued as reinvestment of dividends	758,201	8,817,879	1,351,971	14,006,419
Redeemed	(1,768,464)	(20,426,620)	(2,573,579)	(30,460,080)

Net increase (decrease)	(588,399)	$(6,605,555)	(285,845)	$(5,334,432)

MM RetireSMART by JPMorgan 2035 Fund Class I
Sold	843,699	$10,146,622	1,239,073	$15,948,803
Issued as reinvestment of dividends	332,609	4,031,218	329,691	3,557,363
Redeemed	(1,107,596)	(13,356,911)	(474,321)	(5,788,364)

Net increase (decrease)	68,712	$820,929	1,094,443	$13,717,802

MM RetireSMART by JPMorgan 2035 Fund Class R5
Sold	17,363	$185,209	136,689	$1,678,622
Issued as reinvestment of dividends	15,657	190,072	367	3,966
Redeemed	(10,959)	(100,924)	(5,040)	(64,360)

Net increase (decrease)	22,061	$274,357	132,016	$1,618,228

MM RetireSMART by JPMorgan 2035 Fund Service Class
Sold	33,459	$410,723	116,202	$1,456,950
Issued as reinvestment of dividends	71,282	876,054	127,869	1,396,330
Redeemed	(18,979)	(226,008)	(518,171)	(6,537,061)

Net increase (decrease)	85,762	$1,060,769	(274,100)	$(3,683,781)

MM RetireSMART by JPMorgan 2035 Fund Administrative Class
Sold	246,252	$3,092,255	627,212	$7,884,573
Issued as reinvestment of dividends	257,293	3,149,269	346,640	3,771,444
Redeemed	(636,066)	(7,722,596)	(792,744)	(9,722,807)

Net increase (decrease)	(132,521)	$(1,481,072)	181,108	$1,933,210

MM RetireSMART by JPMorgan 2035 Fund Class A
Sold	791,216	$9,758,724	1,501,811	$18,798,450
Issued as reinvestment of dividends	315,061	3,818,540	293,473	3,169,502
Redeemed	(702,499)	(8,361,168)	(1,454,001)	(18,624,056)

Net increase (decrease)	403,778	$5,216,096	341,283	$3,343,896

MM RetireSMART by JPMorgan 2035 Fund Class R4
Sold	543,804	$6,754,971	962,058	$12,085,840
Issued as reinvestment of dividends	439,135	5,295,963	594,904	6,389,269
Redeemed	(2,698,495)	(31,481,423)	(1,678,857)	(20,478,932)

Net increase (decrease)	(1,715,556)	$(19,430,489)	(121,895)	$(2,003,823)

85

Notes to Financial Statements (Continued)

	Six Months Ended March 31, 2020		Year Ended September 30, 2019

	Shares	Amount	Shares	Amount
MM RetireSMART by JPMorgan 2035 Fund Class R3
Sold	272,230	$3,368,881	621,405	$7,666,391
Issued as reinvestment of dividends	517,623	6,232,186	721,533	7,734,831
Redeemed	(856,552)	(10,313,706)	(1,410,023)	(17,260,470)

Net increase (decrease)	(66,699)	$(712,639)	(67,085)	$(1,859,248)

MM RetireSMART by JPMorgan 2040 Fund Class I
Sold	1,065,654	$12,213,942	1,496,558	$18,454,462
Issued as reinvestment of dividends	298,281	3,486,911	266,740	2,736,758
Redeemed	(1,213,328)	(14,048,355)	(313,459)	(3,702,606)

Net increase (decrease)	150,607	$1,652,498	1,449,839	$17,488,614

MM RetireSMART by JPMorgan 2040 Fund Class R5
Sold	737,664	$8,715,512	4,270,625	$51,499,544
Issued as reinvestment of dividends	613,911	7,170,479	453,637	4,654,320
Redeemed	(2,179,071)	(19,973,041)	(294,250)	(3,539,672)

Net increase (decrease)	(827,496)	$(4,087,050)	4,430,012	$52,614,192

MM RetireSMART by JPMorgan 2040 Fund Service Class
Sold	289,917	$3,214,928	552,224	$6,665,468
Issued as reinvestment of dividends	205,129	2,410,262	509,235	5,250,215
Redeemed	(150,883)	(1,711,236)	(4,204,209)	(50,929,995)

Net increase (decrease)	344,163	$3,913,954	(3,142,750)	$(39,014,312)

MM RetireSMART by JPMorgan 2040 Fund Administrative Class
Sold	556,416	$6,531,595	1,220,622	$14,719,998
Issued as reinvestment of dividends	636,020	7,435,074	884,934	9,079,419
Redeemed	(3,060,348)	(34,792,664)	(1,203,721)	(14,284,735)

Net increase (decrease)	(1,867,912)	$(20,825,995)	901,835	$9,514,682

MM RetireSMART by JPMorgan 2040 Fund Class A
Sold	901,147	$10,487,521	1,631,442	$19,311,340
Issued as reinvestment of dividends	403,214	4,677,279	425,188	4,336,919
Redeemed	(760,654)	(8,518,955)	(1,815,213)	(22,299,667)

Net increase (decrease)	543,707	$6,645,845	241,417	$1,348,592

MM RetireSMART by JPMorgan 2040 Fund Class R4
Sold	421,858	$4,926,226	872,122	$10,333,032
Issued as reinvestment of dividends	407,546	4,678,634	547,846	5,533,240
Redeemed	(2,349,888)	(25,940,099)	(1,234,865)	(14,416,038)

Net increase (decrease)	(1,520,484)	$(16,335,239)	185,103	$1,450,234

MM RetireSMART by JPMorgan 2040 Fund Class R3
Sold	299,237	$3,306,450	597,655	$6,972,109
Issued as reinvestment of dividends	522,975	5,904,393	782,573	7,786,600
Redeemed	(1,018,017)	(11,579,662)	(1,155,337)	(13,221,241)

Net increase (decrease)	(195,805)	$(2,368,819)	224,891	$1,537,468

MM RetireSMART by JPMorgan 2045 Fund Class I
Sold	421,626	$4,983,696	814,952	$10,501,317
Issued as reinvestment of dividends	187,910	2,290,625	164,778	1,763,124
Redeemed	(673,857)	(8,205,305)	(151,899)	(1,915,646)

Net increase (decrease)	(64,321)	$(930,984)	827,831	$10,348,795

86

Notes to Financial Statements (Continued)

	Six Months Ended March 31, 2020		Year Ended September 30, 2019

	Shares	Amount	Shares	Amount
MM RetireSMART by JPMorgan 2045 Fund Class R5
Sold	7,950	$96,103	51,215	$641,804
Issued as reinvestment of dividends	6,603	80,562	534	5,723
Redeemed	(2,544)	(30,567)	(3,188)	(38,346)

Net increase (decrease)	12,009	$146,098	48,561	$609,181

MM RetireSMART by JPMorgan 2045 Fund Service Class
Sold	30,585	$374,556	144,772	$1,797,355
Issued as reinvestment of dividends	37,274	455,111	103,955	1,113,350
Redeemed	(39,489)	(485,409)	(637,368)	(7,991,360)

Net increase (decrease)	28,370	$344,258	(388,641)	$(5,080,655)

MM RetireSMART by JPMorgan 2045 Fund Administrative Class
Sold	200,945	$2,409,186	504,179	$6,307,575
Issued as reinvestment of dividends	184,619	2,243,119	215,351	2,297,794
Redeemed	(444,548)	(5,325,901)	(311,377)	(3,715,356)

Net increase (decrease)	(58,984)	$(673,596)	408,153	$4,890,013

MM RetireSMART by JPMorgan 2045 Fund Class A
Sold	472,509	$5,745,566	846,760	$10,427,774
Issued as reinvestment of dividends	199,108	2,397,261	181,592	1,924,872
Redeemed	(332,813)	(3,943,077)	(830,182)	(10,647,639)

Net increase (decrease)	338,804	$4,199,750	198,170	$1,705,007

MM RetireSMART by JPMorgan 2045 Fund Class R4
Sold	359,446	$4,390,648	799,240	$9,823,032
Issued as reinvestment of dividends	293,080	3,505,240	335,485	3,532,658
Redeemed	(1,623,031)	(18,581,613)	(922,444)	(11,349,358)

Net increase (decrease)	(970,505)	$(10,685,725)	212,281	$2,006,332

MM RetireSMART by JPMorgan 2045 Fund Class R3
Sold	278,865	$3,274,138	594,005	$7,353,615
Issued as reinvestment of dividends	432,162	5,160,018	551,242	5,793,557
Redeemed	(557,884)	(6,732,463)	(901,101)	(11,012,728)

Net increase (decrease)	153,143	$1,701,693	244,146	$2,134,444

MM RetireSMART by JPMorgan 2050 Fund Class I
Sold	663,441	$5,393,535	1,086,818	$9,819,005
Issued as reinvestment of dividends	210,986	1,787,053	210,082	1,550,399
Redeemed	(834,617)	(7,040,752)	(173,502)	(1,520,362)

Net increase (decrease)	39,810	$139,836	1,123,398	$9,849,042

MM RetireSMART by JPMorgan 2050 Fund Class R5
Sold	932,514	$7,773,818	4,482,446	$39,569,796
Issued as reinvestment of dividends	615,213	5,204,699	528,312	3,893,659
Redeemed	(1,743,044)	(11,207,689)	(443,970)	(3,842,460)

Net increase (decrease)	(195,317)	$1,770,828	4,566,788	$39,620,995

MM RetireSMART by JPMorgan 2050 Fund Service Class
Sold	221,496	$1,801,035	459,841	$4,091,800
Issued as reinvestment of dividends	109,606	933,843	373,979	2,771,186
Redeemed	(91,073)	(751,665)	(3,952,121)	(35,250,337)

Net increase (decrease)	240,029	$1,983,213	(3,118,301)	$(28,387,351)

87

Notes to Financial Statements (Continued)

	Six Months Ended March 31, 2020		Year Ended September 30, 2019

	Shares	Amount	Shares	Amount
MM RetireSMART by JPMorgan 2050 Fund Administrative Class
Sold	732,910	$6,246,745	1,532,803	$13,211,603
Issued as reinvestment of dividends	612,423	5,193,345	847,054	6,259,727
Redeemed	(3,503,780)	(28,873,557)	(752,682)	(6,418,527)

Net increase (decrease)	(2,158,447)	$(17,433,467)	1,627,175	$13,052,803

MM RetireSMART by JPMorgan 2050 Fund Class A
Sold	828,946	$6,910,728	1,308,800	$11,281,195
Issued as reinvestment of dividends	278,502	2,344,984	323,269	2,376,030
Redeemed	(605,267)	(4,965,972)	(1,257,212)	(11,232,235)

Net increase (decrease)	502,181	$4,289,740	374,857	$2,424,990

MM RetireSMART by JPMorgan 2050 Fund Class R4
Sold	432,512	$3,640,958	1,000,089	$8,594,628
Issued as reinvestment of dividends	301,705	2,525,281	406,285	2,965,880
Redeemed	(1,675,092)	(13,435,562)	(992,007)	(8,537,517)

Net increase (decrease)	(940,875)	$(7,269,323)	414,367	$3,022,991

MM RetireSMART by JPMorgan 2050 Fund Class R3
Sold	376,022	$3,089,634	698,825	$5,921,409
Issued as reinvestment of dividends	391,929	3,256,926	696,225	5,047,633
Redeemed	(852,953)	(7,203,235)	(1,380,889)	(11,766,871)

Net increase (decrease)	(85,002)	$(856,675)	14,161	$(797,829)

MM RetireSMART by JPMorgan 2055 Fund Class I
Sold	241,582	$2,437,943	482,497	$5,190,177
Issued as reinvestment of dividends	87,438	904,107	74,288	668,592
Redeemed	(361,632)	(3,762,248)	(149,449)	(1,582,109)

Net increase (decrease)	(32,612)	$(420,198)	407,336	$4,276,660

MM RetireSMART by JPMorgan 2055 Fund Class R5
Sold	8,687	$87,745	32,519	$342,951
Issued as reinvestment of dividends	3,816	39,491	154	1,387
Redeemed	(787)	(6,135)	(2,097)	(21,949)

Net increase (decrease)	11,716	$121,101	30,576	$322,389

MM RetireSMART by JPMorgan 2055 Fund Service Class
Sold	38,515	$400,691	188,075	$1,983,886
Issued as reinvestment of dividends	16,941	176,017	63,067	569,492
Redeemed	(28,311)	(291,141)	(495,221)	(5,215,134)

Net increase (decrease)	27,145	$285,567	(244,079)	$(2,661,756)

MM RetireSMART by JPMorgan 2055 Fund Administrative Class
Sold	150,977	$1,469,422	380,434	$4,002,115
Issued as reinvestment of dividends	76,186	786,245	82,938	745,615
Redeemed	(258,779)	(2,649,696)	(205,098)	(2,146,189)

Net increase (decrease)	(31,616)	$(394,029)	258,274	$2,601,541

MM RetireSMART by JPMorgan 2055 Fund Class A
Sold	210,596	$2,155,800	434,140	$4,537,162
Issued as reinvestment of dividends	82,469	851,085	73,222	658,269
Redeemed	(172,274)	(1,726,588)	(387,118)	(4,195,936)

Net increase (decrease)	120,791	$1,280,297	120,244	$999,495

88

Notes to Financial Statements (Continued)

	Six Months Ended March 31, 2020		Year Ended September 30, 2019

	Shares	Amount	Shares	Amount
MM RetireSMART by JPMorgan 2055 Fund Class R4
Sold	255,937	$2,676,787	507,138	$5,279,630
Issued as reinvestment of dividends	135,357	1,390,113	143,518	1,284,484
Redeemed	(960,846)	(9,412,056)	(429,053)	(4,369,305)

Net increase (decrease)	(569,552)	$(5,345,156)	221,603	$2,194,809

MM RetireSMART by JPMorgan 2055 Fund Class R3
Sold	278,900	$2,856,801	536,837	$5,537,152
Issued as reinvestment of dividends	226,373	2,315,797	271,959	2,425,873
Redeemed	(247,285)	(2,526,793)	(499,279)	(5,159,782)

Net increase (decrease)	257,988	$2,645,805	309,517	$2,803,243

MM RetireSMART by JPMorgan 2060 Fund Class I
Sold	48,137	$480,396	41,509	$425,098
Issued as reinvestment of dividends	10,781	108,883	9,132	80,633
Redeemed	(55,525)	(557,330)	(21,046)	(214,164)

Net increase (decrease)	3,393	$31,949	29,595	$291,567

MM RetireSMART by JPMorgan 2060 Fund Class R5
Sold	49,377	$499,241	141,975	$1,437,544
Issued as reinvestment of dividends	14,001	141,127	1,909	16,841
Redeemed	(118,210)	(896,118)	(51,139)	(527,106)

Net increase (decrease)	(54,832)	$(255,750)	92,745	$927,279

MM RetireSMART by JPMorgan 2060 Fund Service Class
Sold	23,307	$230,386	27,456	$285,089
Issued as reinvestment of dividends	4,373	44,035	7,408	65,341
Redeemed	(6,354)	(63,554)	(40,633)	(400,451)

Net increase (decrease)	21,326	$210,867	(5,769)	$(50,021)

MM RetireSMART by JPMorgan 2060 Fund Administrative Class
Sold	43,341	$436,021	24,882	$257,200
Issued as reinvestment of dividends	7,329	73,727	4,904	43,208
Redeemed	(23,978)	(226,894)	(4,049)	(41,357)

Net increase (decrease)	26,692	$282,854	25,737	$259,051

MM RetireSMART by JPMorgan 2060 Fund Class A
Sold	44,684	$425,602	17,144	$175,676
Issued as reinvestment of dividends	3,294	33,104	1,304	11,484
Redeemed	(9,098)	(85,547)	(2,291)	(23,357)

Net increase (decrease)	38,880	$373,159	16,157	$163,803

MM RetireSMART by JPMorgan 2060 Fund Class R4
Sold	15,647	$157,585	33,243	$331,382
Issued as reinvestment of dividends	3,708	37,340	2,196	19,346
Redeemed	(2,740)	(27,601)	(21,196)	(219,347)

Net increase (decrease)	16,615	$167,324	14,243	$131,381

MM RetireSMART by JPMorgan 2060 Fund Class R3
Sold	104,837	$815,080	53,512	$541,159
Issued as reinvestment of dividends	8,135	81,599	9,917	86,975
Redeemed	(34,098)	(370,813)	(25,887)	(265,927)

Net increase (decrease)	78,874	$525,866	37,542	$362,207

89

Notes to Financial Statements (Continued)

Purchases of Class A shares are subject to a front-end sales charge of up to 5.50% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. For the period ended March 31, 2020, no amounts have been retained by the Distributor.

Redemptions of Class A shares made within eighteen months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1% of the amount redeemed. The Distributor receives all contingent deferred sales charges. Any contingent deferred sales charges imposed during the period ended March 31, 2020, were waived for any redemptions subject to such a charge.

6.	Federal Income Tax Information

At March 31, 2020, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
20/80 Allocation Fund	$209,205,631	$2,771,857	$(12,517,843)	$(9,745,986)
40/60 Allocation Fund	228,121,615	1,176,107	(21,445,637)	(20,269,530)
60/40 Allocation Fund	208,695,994	477,538	(27,504,171)	(27,026,633)
80/20 Allocation Fund	132,846,757	51,413	(21,380,387)	(21,328,974)
MM RetireSMART by JPMorgan In Retirement Fund	180,099,500	726,803	(14,145,610)	(13,418,807)
MM RetireSMART by JPMorgan 2020 Fund	319,795,895	2,033,390	(26,643,149)	(24,609,759)
MM RetireSMART by JPMorgan 2025 Fund	243,274,201	1,262,096	(26,061,798)	(24,799,702)
MM RetireSMART by JPMorgan 2030 Fund	417,229,211	1,618,092	(52,740,406)	(51,122,314)
MM RetireSMART by JPMorgan 2035 Fund	186,375,822	108,569	(27,847,607)	(27,739,038)
MM RetireSMART by JPMorgan 2040 Fund	267,931,527	76,534	(43,738,122)	(43,661,588)
MM RetireSMART by JPMorgan 2045 Fund	121,962,069	5,054	(21,169,100)	(21,164,046)
MM RetireSMART by JPMorgan 2050 Fund	161,645,902	5,165	(28,385,999)	(28,380,834)
MM RetireSMART by JPMorgan 2055 Fund	53,557,864	2,529	(9,351,507)	(9,348,978)
MM RetireSMART by JPMorgan 2060 Fund	15,061,922	695	(2,628,825)	(2,628,130)

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

At September 30, 2019, for federal income tax purposes, there were no unused capital losses.

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

90

Notes to Financial Statements (Continued)

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2019, was as follows:

	Ordinary Income	Long Term Capital Gain
20/80 Allocation Fund	$5,886,054	$3,789,912
40/60 Allocation Fund	7,033,467	17,237,078
60/40 Allocation Fund	6,020,100	23,892,434
80/20 Allocation Fund	2,948,353	12,606,886
MM RetireSMART by JPMorgan In Retirement Fund	2,517,932	1,011,369
MM RetireSMART by JPMorgan 2020 Fund	10,305,547	28,682,418
MM RetireSMART by JPMorgan 2025 Fund	7,486,257	21,785,323
MM RetireSMART by JPMorgan 2030 Fund	13,258,513	49,044,056
MM RetireSMART by JPMorgan 2035 Fund	5,565,250	20,469,434
MM RetireSMART by JPMorgan 2040 Fund	7,789,184	31,588,287
MM RetireSMART by JPMorgan 2045 Fund	3,117,216	13,326,470
MM RetireSMART by JPMorgan 2050 Fund	4,278,529	20,585,985
MM RetireSMART by JPMorgan 2055 Fund	1,305,053	5,179,079
MM RetireSMART by JPMorgan 2060 Fund	399,571	1,463,906

The following Fund(s) have elected to pass through the foreign tax credit for the year ended September 30, 2019:

Amount
20/80 Allocation Fund	$19,568
40/60 Allocation Fund	60,389
60/40 Allocation Fund	69,616
80/20 Allocation Fund	38,856
MM RetireSMART by JPMorgan In Retirement Fund	11,095
MM RetireSMART by JPMorgan 2020 Fund	71,211
MM RetireSMART by JPMorgan 2025 Fund	64,731
MM RetireSMART by JPMorgan 2030 Fund	146,964
MM RetireSMART by JPMorgan 2035 Fund	68,896
MM RetireSMART by JPMorgan 2040 Fund	109,730
MM RetireSMART by JPMorgan 2045 Fund	49,229
MM RetireSMART by JPMorgan 2050 Fund	65,079
MM RetireSMART by JPMorgan 2055 Fund	20,380
MM RetireSMART by JPMorgan 2060 Fund	5,402

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2019, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, deferred Trustee compensation, and other temporary basis adjustments.

91

Notes to Financial Statements (Continued)

At September 30, 2019, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
20/80 Allocation Fund	$601,652	$4,113,959	$(26,517)	$752,528
40/60 Allocation Fund	672,743	18,378,929	(46,929)	(9,660,476)
60/40 Allocation Fund	321,496	21,982,538	(37,569)	(13,177,621)
80/20 Allocation Fund	98,814	13,269,665	(12,149)	(10,875,028)
MM RetireSMART by JPMorgan In Retirement Fund	2,470,459	1,876,232	(45,504)	(976,741)
MM RetireSMART by JPMorgan 2020 Fund	1,583,258	12,132,161	(79,016)	(1,491,720)
MM RetireSMART by JPMorgan 2025 Fund	160,316	15,302,558	(16,865)	(4,668,652)
MM RetireSMART by JPMorgan 2030 Fund	477,893	35,086,219	(73,135)	(14,604,597)
MM RetireSMART by JPMorgan 2035 Fund	348,467	18,891,859	(12,850)	(11,009,370)
MM RetireSMART by JPMorgan 2040 Fund	709,099	28,970,669	(44,377)	(17,320,446)
MM RetireSMART by JPMorgan 2045 Fund	407,682	13,441,426	(7,476)	(8,756,389)
MM RetireSMART by JPMorgan 2050 Fund	445,636	17,629,783	(14,442)	(12,051,080)
MM RetireSMART by JPMorgan 2055 Fund	97,006	5,463,261	(2,288)	(3,938,261)
MM RetireSMART by JPMorgan 2060 Fund	63,840	1,439,404	(676)	(998,092)

The Funds did not have any unrecognized tax benefits at March 31, 2020, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended March 31, 2020, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended March 31, 2020, was as follows:

	Beginning Value as of 9/30/19	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/20	Number of Shares Held as of 3/31/20	Dividend Income	Realized Gains Distributions
20/80 Allocation Fund

Barings Global Floating Rate Fund, Class Y*	$1,920,054	$154,557	$(153,132)	$(306,724)	$(3,779)	$1,610,976	207,333	$46,494	$6,018

MassMutual Premier Core Bond Fund, Class I	39,623,464	7,776,540	(9,606,647)	(2,586,663)	129,925	35,336,619	3,321,111	1,261,347	-

MassMutual Premier High Yield Fund, Class I	2,911,409	561,346	(1,232,336)	(354,674)	(178,371)	1,707,374	221,737	178,978	-

MassMutual Premier Inflation-Protected and Income Fund, Class I	8,557,578	1,436,718	(3,695,412)	(274,830)	137,628	6,161,682	596,484	180,216	-

MassMutual Premier International Equity Fund, Class I	1,804,835	427,656	(1,345,164)	(38,913)	(152,008)	696,406	66,898	17,128	48,440

MassMutual Premier Short-Duration Bond Fund, Class I	29,033,110	7,021,219	(4,357,763)	(2,758,783)	(153,874)	28,783,909	3,071,922	976,954	-

MassMutual Premier Strategic Emerging Markets Fund, Class I	1,148,262	370,984	(465,602)	(210,365)	(26,325)	816,954	78,705	6,540	89,740

MassMutual Select Blue Chip Growth Fund, Class I	2,803,622	2,372,493	(1,150,658)	(409,317)	(13,624)	3,602,516	174,625	11,487	154,109

92

Notes to Financial Statements (Continued)

	Beginning Value as of 9/30/19	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/20	Number of Shares Held as of 3/31/20	Dividend Income	Realized Gains Distributions
20/80 Allocation Fund (Continued)

MassMutual Select Diversified Value Fund, Class I	$2,886,926	$711,234	$(1,029,806)	$(454,023)	$(257,243)	$1,857,088	221,345	$66,558	$137,560

MassMutual Select Equity Opportunities Fund, Class I	2,080,705	2,167,596	(650,063)	(616,824)	(54,925)	2,926,489	205,656	32,495	151,863

MassMutual Select Fundamental Growth Fund, Class I	1,540,624	373,751	(1,924,762)	1,528	8,859	-	-	3,910	252,195

MassMutual Select Fundamental Value Fund, Class I	2,603,154	1,634,507	(1,031,692)	(683,294)	(411,921)	2,110,754	342,100	56,673	486,472

MassMutual Select Growth Opportunities Fund, Class I	1,006,943	513,042	(360,841)	(145,514)	(184,899)	828,731	118,729	5,870	305,500

MassMutual Select Mid Cap Growth Fund, Class I	1,493,536	863,367	(431,813)	(258,070)	(40,970)	1,626,050	89,147	745	79,978

MassMutual Select Mid-Cap Value Fund, Class I	1,531,351	800,662	(403,217)	(251,551)	(79,249)	1,597,996	170,181	27,291	-

MassMutual Select Overseas Fund, Class I	3,676,398	1,143,728	(1,307,820)	(599,054)	(279,226)	2,634,026	407,114	83,225	66,183

MassMutual Select Small Cap Growth Equity Fund, Class I	536,142	118,299	(206,316)	(89,732)	(36,078)	322,315	28,373	4,804	57,876

MassMutual Select Small Cap Value Equity Fund, Class I	1,100,902	238,501	(366,371)	(195,315)	(181,772)	595,945	82,770	2,463	98,022

MassMutual Select Strategic Bond Fund, Class I	30,291,336	6,456,866	(5,447,157)	(2,271,316)	142,272	29,172,001	2,818,551	866,968	414,083

MassMutual Select Total Return Bond Fund, Class I	32,560,013	9,811,131	(7,131,030)	(457,381)	279,305	35,062,038	3,420,687	1,046,821	-

MM Select Equity Asset Fund, Class I	12,911,126	4,840,661	(5,079,783)	(1,238,254)	(674,300)	10,759,450	1,630,220	178,322	580,473

	$182,021,490	$49,794,858	$(47,377,385)	$(14,199,069)	$(2,030,575)	$168,209,319		$5,055,289	$2,928,512

40/60 Allocation Fund

Barings Global Floating Rate Fund, Class Y*	$1,670,324	$939,990	$(154,338)	$(394,506)	$(7,186)	$2,054,284	264,387	$44,897	$5,046

MassMutual Premier Core Bond Fund, Class I	21,568,682	13,709,204	(6,975,023)	(1,954,207)	238,735	26,587,391	2,498,815	657,469	-

MassMutual Premier High Yield Fund, Class I	2,476,411	1,684,688	(1,307,038)	(416,525)	(227,368)	2,210,168	287,035	145,244	-

MassMutual Premier Inflation-Protected and Income Fund, Class I	4,888,833	3,199,686	(3,424,161)	(237,254)	123,124	4,550,228	440,487	98,871	-

MassMutual Premier International Equity Fund, Class I	6,057,293	538,081	(4,508,061)	114,446	(400,788)	1,800,971	173,004	54,517	154,180

MassMutual Premier Short-Duration Bond Fund, Class I	16,369,039	12,428,237	(4,070,861)	(2,028,374)	(62,589)	22,635,452	2,415,737	530,084	-

MassMutual Premier Strategic Emerging Markets Fund, Class I	3,840,937	742,811	(2,192,909)	(511,249)	(2,520)	1,877,070	180,835	20,930	287,195

MassMutual Select Blue Chip Growth Fund, Class I	9,246,862	5,341,509	(5,425,332)	(1,133,005)	409,424	8,439,458	409,087	36,352	487,705

MassMutual Select Diversified Value Fund, Class I	9,472,092	1,153,496	(4,908,994)	(534,621)	(1,032,418)	4,149,555	494,583	209,757	433,520

MassMutual Select Equity Opportunities Fund, Class I	6,846,462	4,217,192	(3,470,607)	(1,525,909)	6,027	6,073,165	426,786	102,885	480,817

MassMutual Select Fundamental Growth Fund, Class I	5,084,112	880,176	(5,926,096)	(176,089)	137,897	-	-	12,390	799,108

MassMutual Select Fundamental Value Fund, Class I	8,608,314	3,562,605	(4,767,456)	(1,396,730)	(1,391,736)	4,614,997	747,974	179,894	1,544,177

MassMutual Select Growth Opportunities Fund, Class I	3,354,084	1,296,224	(1,900,046)	(352,033)	(543,618)	1,854,611	265,704	18,662	971,329

MassMutual Select Mid Cap Growth Fund, Class I	5,026,322	1,386,439	(2,508,803)	(555,990)	(80,756)	3,267,212	179,123	2,404	257,992

93

Notes to Financial Statements (Continued)

	Beginning Value as of 9/30/19	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/20	Number of Shares Held as of 3/31/20	Dividend Income	Realized Gains Distributions
40/60 Allocation Fund (Continued)

MassMutual Select Mid-Cap Value Fund, Class I	$5,153,644	$1,136,971	$(2,389,595)	$(382,187)	$(316,850)	$3,201,983	340,999	$88,211	$-

MassMutual Select Overseas Fund, Class I	12,380,491	2,484,295	(6,941,011)	(987,275)	(823,689)	6,112,811	944,793	269,216	214,088

MassMutual Select Small Cap Growth Equity Fund, Class I	2,110,938	279,938	(1,175,911)	(233,047)	(97,383)	884,535	77,864	18,056	217,515

MassMutual Select Small Cap Value Equity Fund, Class I	4,369,938	521,349	(2,232,980)	(348,816)	(675,632)	1,633,859	226,925	9,353	372,202

MassMutual Select Strategic Bond Fund, Class I	16,504,260	11,599,264	(4,369,492)	(1,753,193)	276,666	22,257,505	2,150,483	452,877	216,305

MassMutual Select Total Return Bond Fund, Class I	17,744,803	14,621,958	(5,960,249)	(428,040)	361,892	26,340,364	2,569,792	546,819	-

MM Select Equity Asset Fund, Class I	42,892,922	8,870,367	(24,693,817)	819,428	(4,242,626)	23,646,274	3,582,769	568,564	1,850,799

	$205,666,763	$90,594,480	$(99,302,780)	$(14,415,176)	$(8,351,394)	$174,191,893		$4,067,452	$8,291,978

60/40 Allocation Fund

Barings Global Floating Rate Fund, Class Y*	$1,322,010	$2,243,828	$(182,183)	$(547,052)	$(8,598)	$2,828,005	363,965	$43,938	$4,177

MassMutual Premier Core Bond Fund, Class I	10,148,255	9,266,502	(5,109,016)	(1,063,352)	183,482	13,425,871	1,261,830	331,354	-

MassMutual Premier High Yield Fund, Class I	1,964,256	3,755,585	(1,475,566)	(594,924)	(240,435)	3,408,916	442,716	123,293	-

MassMutual Premier Inflation-Protected and Income Fund, Class I	2,487,022	2,332,169	(2,404,658)	(164,249)	101,499	2,351,783	227,665	53,739	-

MassMutual Premier International Equity Fund, Class I	6,948,583	1,705,100	(5,292,543)	(49,721)	(452,710)	2,858,709	274,612	60,011	169,721

MassMutual Premier Short-Duration Bond Fund, Class I	8,184,488	8,669,686	(2,598,366)	(1,131,329)	(53,812)	13,070,667	1,394,948	283,121	-

MassMutual Premier Strategic Emerging Markets Fund, Class I	5,254,005	1,062,382	(2,380,214)	(892,042)	76,501	3,120,632	300,639	27,375	375,623

MassMutual Select Blue Chip Growth Fund, Class I	10,270,191	5,102,015	(4,558,915)	(1,924,113)	817,123	9,706,301	470,494	38,351	514,524

MassMutual Select Diversified Value Fund, Class I	10,553,869	1,342,828	(4,390,200)	(1,067,188)	(944,843)	5,494,466	654,883	222,152	459,137

MassMutual Select Equity Opportunities Fund, Class I	7,627,632	4,963,815	(2,825,822)	(1,981,500)	(6,590)	7,777,535	546,559	108,803	508,476

MassMutual Select Fundamental Growth Fund, Class I	5,646,603	995,266	(6,646,707)	(37,152)	41,990	-	-	13,145	847,727

MassMutual Select Fundamental Value Fund, Class I	9,531,186	3,246,056	(4,191,146)	(2,002,122)	(1,294,070)	5,289,904	857,359	189,600	1,627,487

MassMutual Select Growth Opportunities Fund, Class I	3,742,788	1,381,856	(1,642,687)	(441,381)	(596,717)	2,443,859	350,123	19,952	1,038,434

MassMutual Select Mid Cap Growth Fund, Class I	5,804,049	1,435,868	(2,145,592)	(823,122)	(79,812)	4,191,391	229,791	2,650	284,457

MassMutual Select Mid-Cap Value Fund, Class I	5,952,960	1,240,814	(2,089,398)	(725,909)	(271,702)	4,106,765	437,355	97,263	-

MassMutual Select Overseas Fund, Class I	14,143,166	2,962,486	(6,136,962)	(1,785,812)	(725,628)	8,457,250	1,307,148	293,825	233,658

MassMutual Select Small Cap Growth Equity Fund, Class I	2,805,331	398,597	(1,283,197)	(393,520)	(119,810)	1,407,401	123,891	22,908	275,965

MassMutual Select Small Cap Value Equity Fund, Class I	5,766,657	779,256	(2,372,924)	(1,042,414)	(504,640)	2,625,935	364,713	11,724	466,580

MassMutual Select Strategic Bond Fund, Class I	7,748,845	7,939,904	(3,360,756)	(1,001,550)	250,623	11,577,066	1,118,557	227,589	108,702

MassMutual Select Total Return Bond Fund, Class I	8,350,261	10,410,862	(4,912,957)	(350,984)	322,114	13,819,296	1,348,224	275,260	-

94

Notes to Financial Statements (Continued)

	Beginning Value as of 9/30/19	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/20	Number of Shares Held as of 3/31/20	Dividend Income	Realized Gains Distributions
60/40 Allocation Fund (Continued)

MM Select Equity Asset Fund, Class I	$47,622,719	$9,834,485	$(22,638,451)	$1,303,163	$(6,380,660)	$29,741,256	4,506,251	$598,737	$1,949,021

	$181,874,876	$81,069,360	$(88,638,260)	$(16,716,273)	$(9,886,695)	$147,703,008		$3,044,790	$8,863,689

80/20 Allocation Fund

Barings Global Floating Rate Fund, Class Y*	$579,152	$2,377,708	$(239,225)	$(442,829)	$(4,518)	$2,270,288	292,186	$29,996	$2,226

MassMutual Premier Core Bond Fund, Class I	827,329	4,497,700	(1,246,137)	(238,402)	(22,403)	3,818,087	358,843	35,120	-

MassMutual Premier High Yield Fund, Class I	870,755	3,656,097	(1,040,060)	(454,933)	(180,265)	2,851,594	370,337	65,983	-

MassMutual Premier Inflation-Protected and Income Fund, Class I	359,426	1,530,294	(1,124,783)	(34,742)	8,285	738,480	71,489	9,438	-

MassMutual Premier International Equity Fund, Class I	4,471,451	1,279,592	(3,358,233)	(57,087)	(355,831)	1,979,892	190,191	44,480	125,798

MassMutual Premier Short-Duration Bond Fund, Class I	1,062,896	5,424,215	(851,190)	(421,040)	(13,638)	5,201,243	555,095	45,294	-

MassMutual Premier Strategic Emerging Markets Fund, Class I	3,357,492	1,350,202	(1,640,222)	(582,120)	(86,984)	2,398,368	231,057	20,502	281,325

MassMutual Select Blue Chip Growth Fund, Class I	6,518,078	4,891,046	(2,945,431)	(1,539,934)	657,493	7,581,252	367,487	28,493	382,263

MassMutual Select Diversified Value Fund, Class I	6,732,231	1,709,451	(2,630,603)	(1,006,722)	(572,053)	4,232,304	504,446	162,617	336,090

MassMutual Select Equity Opportunities Fund, Class I	4,858,103	4,301,261	(1,690,794)	(1,473,634)	(55,729)	5,939,207	417,372	79,640	372,182

MassMutual Select Fundamental Growth Fund, Class I	3,611,384	1,177,725	(4,799,135)	(31,104)	41,130	-	-	9,641	621,772

MassMutual Select Fundamental Value Fund, Class I	6,057,607	3,349,205	(2,697,081)	(1,562,963)	(966,338)	4,180,430	677,541	140,946	1,209,857

MassMutual Select Growth Opportunities Fund, Class I	2,388,082	1,315,176	(1,038,343)	(354,385)	(420,963)	1,889,567	270,712	14,642	762,071

MassMutual Select Mid Cap Growth Fund, Class I	3,711,403	1,444,877	(1,275,211)	(677,227)	(35,964)	3,167,878	173,678	1,944	208,639

MassMutual Select Mid-Cap Value Fund, Class I	3,805,616	1,251,866	(1,168,133)	(623,401)	(172,240)	3,093,708	329,468	71,200	-

MassMutual Select Overseas Fund, Class I	9,043,973	3,423,970	(3,942,602)	(1,391,139)	(624,209)	6,509,993	1,006,181	220,651	175,469

MassMutual Select Small Cap Growth Equity Fund, Class I	1,781,497	541,542	(828,621)	(340,817)	(61,662)	1,091,939	96,121	16,868	203,190

MassMutual Select Small Cap Value Equity Fund, Class I	3,669,959	1,029,421	(1,458,443)	(895,589)	(321,074)	2,024,274	281,149	8,638	343,772

MassMutual Select Strategic Bond Fund, Class I	634,781	3,676,970	(564,939)	(231,473)	13,218	3,528,557	340,923	24,200	11,559

MassMutual Select Total Return Bond Fund, Class I	681,319	4,309,012	(1,202,476)	(17,431)	13,597	3,784,021	369,173	29,233	-

MM Select Equity Asset Fund, Class I	30,198,888	10,321,375	(13,630,179)	737,551	(4,811,586)	22,816,049	3,456,977	445,095	1,448,880

	$95,221,422	$62,858,705	$(49,371,841)	$(11,639,421)	$(7,971,734)	$89,097,131		$1,504,621	$6,485,093

MM RetireSMART by JPMorgan In Retirement Fund

Barings Global Floating Rate Fund, Class Y*	$5,095,239	$425,244	$(3,017,047)	$(301,777)	$(92,478)	$2,109,181	271,452	$104,349	$16,327

MassMutual Premier Core Bond Fund, Class I	44,430,683	10,034,189	(16,212,120)	(3,032,027)	611,672	35,832,397	3,367,706	1,508,112	-

MassMutual Premier High Yield Fund, Class I	15,387,506	10,495,989	(8,059,384)	(2,443,687)	(696,251)	14,684,173	1,907,035	885,383	-

95

Notes to Financial Statements (Continued)

	Beginning Value as of 9/30/19	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/20	Number of Shares Held as of 3/31/20	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan In Retirement Fund (Continued)

MassMutual Premier Inflation-Protected and Income Fund, Class I	$15,447,465	$2,614,836	$(5,385,278)	$(477,225)	$150,180	$12,349,978	1,195,545	$323,790	$-

MassMutual Premier International Equity Fund, Class I	2,965,695	894,324	(2,488,047)	(134,998)	64,679	1,301,653	125,039	29,215	82,626

MassMutual Premier Strategic Emerging Markets Fund, Class I	1,995,732	7,748,747	(4,739,488)	(790,058)	(969,773)	3,245,160	312,636	18,553	254,575

MassMutual Select Blue Chip Growth Fund, Class I	3,357,849	961,046	(1,645,921)	(176,567)	10,222	2,506,629	121,504	13,615	182,652

MassMutual Select Diversified Value Fund, Class I	3,394,665	1,689,894	(1,534,141)	(491,844)	(349,496)	2,709,078	322,894	80,053	165,452

MassMutual Select Equity Opportunities Fund, Class I	2,491,630	4,171,335	(1,673,875)	(1,029,709)	(3,821)	3,955,560	277,973	38,993	182,232

MassMutual Select Fundamental Growth Fund, Class I	1,856,987	486,733	(2,340,873)	37,447	(40,294)	-	-	4,691	302,524

MassMutual Select Fundamental Value Fund, Class I	3,078,200	1,786,094	(1,090,024)	(870,727)	(451,092)	2,452,451	397,480	69,094	593,087

MassMutual Select Growth Opportunities Fund, Class I	1,221,007	621,240	(756,577)	(106,428)	(232,785)	746,457	106,942	7,128	370,966

MassMutual Select Mid Cap Growth Fund, Class I	1,397,837	484,549	(451,218)	(243,387)	(32,204)	1,155,577	63,354	698	74,958

MassMutual Select Mid-Cap Value Fund, Class I	1,407,573	489,147	(426,610)	(244,611)	(60,811)	1,164,688	124,035	25,782	-

MassMutual Select Overseas Fund, Class I	6,947,886	4,576,431	(4,269,171)	(1,141,919)	(303,391)	5,809,836	897,965	172,300	137,018

MassMutual Select Small Cap Growth Equity Fund, Class I	336,720	1,287,923	(860,041)	(183,348)	(163,096)	418,158	36,810	7,008	84,421

MassMutual Select Small Cap Value Equity Fund, Class I	454,832	2,198,975	(1,449,851)	(272,947)	(373,994)	557,015	77,363	2,427	96,608

MassMutual Select Strategic Bond Fund, Class I	14,953,395	4,383,017	(6,444,997)	(1,175,999)	324,409	12,039,825	1,163,268	430,644	205,685

MassMutual Select Total Return Bond Fund, Class I	14,952,351	3,822,496	(6,666,889)	(392,175)	303,002	12,018,785	1,172,564	453,373	-

MM Select Equity Asset Fund, Class I	15,449,348	5,791,242	(6,797,842)	(752,678)	(1,247,096)	12,442,974	1,885,299	214,765	699,108

	$156,622,600	$64,963,451	$(76,309,394)	$(14,224,664)	$(3,552,418)	$127,499,575		$4,389,973	$3,448,239

MM RetireSMART by JPMorgan 2020 Fund

Barings Global Floating Rate Fund, Class Y*	$7,507,267	$407,744	$(4,304,971)	$(449,733)	$(151,397)	$3,008,910	387,247	$152,876	$23,375

MassMutual Premier Core Bond Fund, Class I	82,823,586	17,244,168	(33,334,295)	(5,807,329)	1,483,240	62,409,370	5,865,542	2,804,363	-

MassMutual Premier High Yield Fund, Class I	27,474,575	18,546,375	(15,313,520)	(4,099,203)	(1,516,446)	25,091,781	3,258,673	1,566,374	-

MassMutual Premier Inflation-Protected and Income Fund, Class I	22,541,975	5,811,735	(8,581,799)	(682,501)	181,363	19,270,773	1,865,515	471,951	-

MassMutual Premier International Equity Fund, Class I	6,512,446	1,590,051	(5,424,158)	(125,703)	28,489	2,581,125	247,947	68,316	193,208

MassMutual Premier Strategic Emerging Markets Fund, Class I	5,059,555	14,147,587	(9,425,427)	(1,644,091)	(1,778,966)	6,358,658	612,587	42,625	584,874

MassMutual Select Blue Chip Growth Fund, Class I	7,650,161	1,968,776	(4,447,455)	(458,820)	142,520	4,855,182	235,346	30,917	414,785

MassMutual Select Diversified Value Fund, Class I	7,739,162	2,502,988	(3,245,807)	(822,419)	(912,332)	5,261,592	627,127	182,067	376,292

96

Notes to Financial Statements (Continued)

	Beginning Value as of 9/30/19	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/20	Number of Shares Held as of 3/31/20	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2020 Fund (Continued)

MassMutual Select Equity Opportunities Fund, Class I	$5,667,327	$7,822,451	$(3,632,424)	$(1,953,302)	$(221,997)	$7,682,055	539,849	$88,621	$414,157

MassMutual Select Fundamental Growth Fund, Class I	4,233,045	859,494	(5,073,043)	(154,737)	135,241	-	-	10,655	687,180

MassMutual Select Fundamental Value Fund, Class I	7,013,285	3,623,402	(3,051,284)	(1,496,131)	(1,338,774)	4,750,498	769,935	156,680	1,344,912

MassMutual Select Growth Opportunities Fund, Class I	2,783,062	1,241,229	(1,829,450)	(254,644)	(497,758)	1,442,439	206,653	16,173	841,727

MassMutual Select Mid Cap Growth Fund, Class I	3,205,322	825,228	(1,222,601)	(476,879)	(88,115)	2,242,955	122,969	1,595	171,149

MassMutual Select Mid-Cap Value Fund, Class I	3,227,604	827,448	(1,163,610)	(427,123)	(196,950)	2,267,369	241,466	58,868	-

MassMutual Select Overseas Fund, Class I	16,961,780	7,729,987	(10,147,578)	(1,869,736)	(1,142,266)	11,532,187	1,782,409	402,282	319,907

MassMutual Select Small Cap Growth Equity Fund, Class I	945,332	2,430,989	(1,830,845)	(387,217)	(303,236)	855,023	75,266	16,114	194,118

MassMutual Select Small Cap Value Equity Fund, Class I	1,272,273	3,470,733	(2,306,821)	(617,229)	(682,122)	1,136,834	157,894	5,578	221,987

MassMutual Select Strategic Bond Fund, Class I	27,874,900	7,692,041	(13,055,920)	(2,312,985)	758,773	20,956,809	2,024,812	800,002	382,100

MassMutual Select Total Return Bond Fund, Class I	27,872,918	6,644,467	(13,443,282)	(858,258)	704,204	20,920,049	2,040,980	842,223	-

MM Select Equity Asset Fund, Class I	35,188,262	10,849,213	(17,915,294)	(1,194,382)	(2,839,736)	24,088,063	3,649,707	487,263	1,586,148

	$303,553,837	$116,236,106	$(158,749,584)	$(26,092,422)	$(8,236,265)	$226,711,672		$8,205,543	$7,755,919

MM RetireSMART by JPMorgan 2025 Fund

Barings Global Floating Rate Fund, Class Y*	$1,723,985	$620,184	$(333,231)	$(318,843)	$(26,137)	$1,665,958	214,409	$45,426	$5,458

MassMutual Premier Core Bond Fund, Class I	53,280,466	13,419,920	(22,106,744)	(3,855,497)	1,004,557	41,742,702	3,923,186	1,839,679	-

MassMutual Premier High Yield Fund, Class I	16,282,776	10,682,750	(10,699,120)	(2,322,417)	(821,769)	13,122,220	1,704,184	931,440	-

MassMutual Premier Inflation-Protected and Income Fund, Class I	5,172,360	2,701,496	(2,575,756)	(192,759)	64,692	5,170,033	500,487	110,259	-

MassMutual Premier International Equity Fund, Class I	6,790,410	1,783,061	(5,515,145)	(166,807)	30,408	2,921,927	280,685	71,254	201,514

MassMutual Premier Strategic Emerging Markets Fund, Class I	5,696,363	11,321,329	(7,103,068)	(1,933,697)	(1,120,040)	6,860,887	660,972	43,419	595,774

MassMutual Select Blue Chip Growth Fund, Class I	7,556,711	2,071,805	(4,208,161)	(761,792)	428,988	5,087,551	246,609	31,116	417,468

MassMutual Select Diversified Value Fund, Class I	7,612,441	2,989,309	(3,290,716)	(1,012,774)	(791,998)	5,506,262	656,289	182,932	378,079

MassMutual Select Equity Opportunities Fund, Class I	5,587,349	7,294,075	(2,604,991)	(1,914,411)	(321,690)	8,040,332	565,027	89,071	416,259

MassMutual Select Fundamental Growth Fund, Class I	4,163,663	1,068,307	(5,217,782)	(122,524)	108,336	-	-	10,721	691,440

MassMutual Select Fundamental Value Fund, Class I	6,927,796	3,754,927	(2,802,972)	(1,732,451)	(1,169,542)	4,977,758	806,768	157,843	1,354,903

MassMutual Select Growth Opportunities Fund, Class I	2,737,431	1,343,945	(1,804,925)	(256,901)	(499,643)	1,519,907	217,752	16,255	846,044

MassMutual Select Mid Cap Growth Fund, Class I	3,190,387	911,211	(1,156,183)	(554,992)	(29,182)	2,361,241	129,454	1,627	174,641

MassMutual Select Mid-Cap Value Fund, Class I	3,212,984	914,050	(1,095,784)	(465,911)	(185,065)	2,380,274	253,490	60,068	-

97

Notes to Financial Statements (Continued)

	Beginning Value as of 9/30/19	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/20	Number of Shares Held as of 3/31/20	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2025 Fund (Continued)

MassMutual Select Overseas Fund, Class I	$17,644,043	$7,856,252	$(9,142,214)	$(2,087,569)	$(1,254,282)	$13,016,230	2,011,782	$421,827	$335,450

MassMutual Select Small Cap Growth Equity Fund, Class I	1,171,238	2,014,664	(1,527,275)	(364,916)	(257,587)	1,036,124	91,208	16,348	196,947

MassMutual Select Small Cap Value Equity Fund, Class I	1,569,946	2,928,009	(1,920,150)	(737,489)	(459,973)	1,380,343	191,714	5,659	225,214

MassMutual Select Strategic Bond Fund, Class I	17,951,685	5,307,021	(8,212,447)	(1,542,769)	531,896	14,035,386	1,356,076	526,666	251,548

MassMutual Select Total Return Bond Fund, Class I	17,950,485	4,577,121	(8,429,253)	(607,780)	520,085	14,010,658	1,366,893	554,465	-

MM Select Equity Asset Fund, Class I	34,732,147	10,453,135	(15,733,555)	(439,171)	(3,757,498)	25,255,058	3,826,524	490,889	1,597,945

	$220,954,666	$94,012,571	$(115,479,472)	$(21,391,470)	$(8,005,444)	$170,090,851		$5,606,964	$7,688,684

MM RetireSMART by JPMorgan 2030 Fund

MassMutual Premier Core Bond Fund, Class I	$74,729,760	$18,979,970	$(34,135,776)	$(5,441,834)	$1,540,242	$55,672,362	5,232,365	$2,538,997	$-

MassMutual Premier High Yield Fund, Class I	22,641,929	17,391,050	(18,221,624)	(3,034,982)	(1,520,419)	17,255,954	2,241,033	1,233,391	-

MassMutual Premier International Equity Fund, Class I	15,587,156	2,950,681	(11,854,027)	41,694	(464,032)	6,261,472	601,486	157,913	446,604

MassMutual Premier Strategic Emerging Markets Fund, Class I	13,447,282	21,450,134	(14,124,141)	(4,427,387)	(1,902,293)	14,443,595	1,391,483	95,083	1,304,700

MassMutual Select Blue Chip Growth Fund, Class I	16,729,165	3,598,777	(8,887,938)	(2,792,479)	1,906,333	10,553,858	511,578	67,568	906,515

MassMutual Select Diversified Value Fund, Class I	16,867,843	5,603,987	(6,951,339)	(1,938,612)	(2,149,446)	11,432,433	1,362,626	396,833	820,163

MassMutual Select Equity Opportunities Fund, Class I	12,379,896	15,088,967	(5,689,562)	(4,047,856)	(1,032,859)	16,698,586	1,173,478	193,135	902,588

MassMutual Select Fundamental Growth Fund, Class I	9,225,932	1,841,243	(11,027,880)	(352,353)	313,058	-	-	23,236	1,498,495

MassMutual Select Fundamental Value Fund, Class I	15,337,124	7,328,838	(5,869,305)	(3,538,428)	(2,931,944)	10,326,285	1,673,628	342,721	2,941,848

MassMutual Select Growth Opportunities Fund, Class I	6,065,808	2,519,562	(3,735,483)	(442,103)	(1,253,989)	3,153,795	451,833	35,306	1,837,499

MassMutual Select Mid Cap Growth Fund, Class I	7,111,044	1,520,863	(2,362,272)	(1,329,239)	(19,886)	4,920,510	269,765	3,545	380,428

MassMutual Select Mid-Cap Value Fund, Class I	7,161,450	1,572,496	(2,283,890)	(920,648)	(569,128)	4,960,280	528,251	130,830	-

MassMutual Select Overseas Fund, Class I	42,797,396	17,282,471	(22,980,486)	(4,510,133)	(3,778,158)	28,811,090	4,453,028	1,010,982	803,964

MassMutual Select Small Cap Growth Equity Fund, Class I	2,855,374	3,565,200	(2,810,929)	(751,285)	(576,955)	2,281,405	200,828	35,520	427,895

MassMutual Select Small Cap Value Equity Fund, Class I	3,841,699	5,327,892	(3,613,556)	(1,299,719)	(1,216,087)	3,040,229	422,254	12,351	491,551

MassMutual Select Strategic Bond Fund, Class I	25,174,427	7,465,128	(12,516,322)	(2,193,163)	784,607	18,714,677	1,808,181	728,447	347,923

MassMutual Select Total Return Bond Fund, Class I	25,172,799	6,477,923	(12,840,670)	(922,535)	793,410	18,680,927	1,822,529	766,895	-

MM Select Equity Asset Fund, Class I	76,888,363	18,482,437	(33,184,430)	4,069,143	(13,961,922)	52,293,591	7,923,271	1,066,399	3,471,357

	$394,014,447	$158,447,619	$(213,089,630)	$(33,831,919)	$(26,039,468)	$279,501,049		$8,839,152	$16,581,530

98

Notes to Financial Statements (Continued)

	Beginning Value as of 9/30/19	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/20	Number of Shares Held as of 3/31/20	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2035 Fund

MassMutual Premier Core Bond Fund, Class I	$21,634,798	$5,094,344	$(19,712,569)	$(1,582,818)	$900,499	$6,334,254	595,325	$741,956	$-

MassMutual Premier High Yield Fund, Class I	9,264,340	1,941,758	(4,791,103)	(967,100)	(210,421)	5,237,474	680,191	443,508	-

MassMutual Premier International Equity Fund, Class I	7,493,965	4,010,751	(6,264,724)	(510,402)	(15,452)	4,714,138	452,847	77,772	219,951

MassMutual Premier Strategic Emerging Markets Fund, Class I	6,122,550	8,390,622	(8,738,552)	(1,166,604)	(742,985)	3,865,031	372,354	48,638	667,393

MassMutual Select Blue Chip Growth Fund, Class I	8,547,889	4,528,919	(3,880,691)	(1,778,245)	772,040	8,189,912	396,990	35,243	472,837

MassMutual Select Diversified Value Fund, Class I	8,614,786	1,986,064	(3,352,252)	(1,066,443)	(807,669)	5,374,486	640,582	207,649	429,163

MassMutual Select Equity Opportunities Fund, Class I	6,317,271	4,364,156	(3,690,454)	(1,456,829)	(138,209)	5,395,935	379,194	101,075	472,362

MassMutual Select Fundamental Growth Fund, Class I	4,712,734	1,049,790	(5,733,022)	(83,795)	54,293	-	-	12,180	785,522

MassMutual Select Fundamental Value Fund, Class I	7,834,972	3,510,785	(2,716,779)	(2,155,381)	(1,135,443)	5,338,154	865,179	178,845	1,535,173

MassMutual Select Growth Opportunities Fund, Class I	3,087,930	2,056,995	(1,370,005)	(467,928)	(593,296)	2,713,696	388,782	18,446	960,033

MassMutual Select Mid Cap Growth Fund, Class I	3,559,790	695,052	(1,085,676)	(684,644)	30,694	2,515,216	137,896	1,819	195,194

MassMutual Select Mid-Cap Value Fund, Class I	3,585,527	770,350	(1,092,894)	(526,243)	(200,986)	2,535,754	270,048	67,138	-

MassMutual Select Overseas Fund, Class I	21,696,551	11,716,554	(11,433,535)	(3,451,640)	(1,529,403)	16,998,527	2,627,284	519,859	413,408

MassMutual Select Small Cap Growth Equity Fund, Class I	1,346,434	2,115,911	(1,606,458)	(367,967)	(393,413)	1,094,507	96,347	18,208	219,340

MassMutual Select Small Cap Value Equity Fund, Class I	1,801,465	3,416,278	(2,333,456)	(719,653)	(708,909)	1,455,725	202,184	6,329	251,858

MassMutual Select Strategic Bond Fund, Class I	7,272,546	12,291,129	(7,028,193)	(1,033,519)	376,346	11,878,309	1,147,663	209,534	100,079

MassMutual Select Total Return Bond Fund, Class I	7,272,081	11,792,196	(7,234,473)	(354,904)	381,534	11,856,434	1,156,725	220,613	-

MM Select Equity Asset Fund, Class I	39,322,579	9,380,335	(16,592,072)	1,644,329	(6,682,922)	27,072,249	4,101,856	556,200	1,810,550

	$169,488,208	$89,111,989	$(108,656,908)	$(16,729,786)	$(10,643,702)	$122,569,801		$3,465,012	$8,532,863

MM RetireSMART by JPMorgan 2040 Fund

MassMutual Premier Core Bond Fund, Class I	$18,971,537	$6,198,890	$(19,070,736)	$(1,306,566)	$682,665	$5,475,790	514,642	$643,364	$-

MassMutual Premier High Yield Fund, Class I	11,690,926	2,677,694	(7,005,988)	(1,161,134)	(290,270)	5,911,228	767,692	517,939	-

MassMutual Premier International Equity Fund, Class I	12,724,881	6,334,721	(10,490,474)	(748,951)	(286,155)	7,534,022	723,729	131,564	372,086

MassMutual Premier Strategic Emerging Markets Fund, Class I	10,776,094	12,962,634	(14,419,965)	(2,004,682)	(1,168,642)	6,145,439	592,046	81,550	1,118,998

MassMutual Select Blue Chip Growth Fund, Class I	14,400,104	7,153,421	(6,742,308)	(3,284,708)	1,400,737	12,927,246	626,624	58,864	789,729

MassMutual Select Diversified Value Fund, Class I	14,510,134	2,828,356	(5,632,891)	(1,448,856)	(1,827,767)	8,428,976	1,004,646	345,721	714,525

MassMutual Select Equity Opportunities Fund, Class I	10,647,249	7,138,260	(6,519,582)	(2,207,390)	(595,884)	8,462,653	594,705	168,403	787,006

99

Notes to Financial Statements (Continued)

	Beginning Value as of 9/30/19	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/20	Number of Shares Held as of 3/31/20	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2040 Fund (Continued)

MassMutual Select Fundamental Growth Fund, Class I	$7,939,093	$1,646,842	$(9,551,550)	$(242,398)	$208,013	$-	-	$20,282	$1,308,026

MassMutual Select Fundamental Value Fund, Class I	13,195,425	5,652,802	(4,754,262)	(3,187,919)	(2,476,515)	8,429,531	1,366,212	298,637	2,563,450

MassMutual Select Growth Opportunities Fund, Class I	5,207,984	3,279,894	(2,388,358)	(727,954)	(1,110,040)	4,261,526	610,534	30,738	1,599,771

MassMutual Select Mid Cap Growth Fund , Class I	6,046,547	1,048,046	(1,941,591)	(1,180,958)	11,417	3,983,461	218,392	3,059	328,315

MassMutual Select Mid-Cap Value Fund, Class I	6,089,849	1,107,936	(1,886,139)	(851,212)	(444,129)	4,016,305	427,722	112,718	-

MassMutual Select Overseas Fund, Class I	39,219,449	18,929,689	(20,249,238)	(5,406,405)	(3,929,968)	28,563,527	4,414,765	920,443	731,964

MassMutual Select Small Cap Growth Equity Fund, Class I	2,405,199	3,244,881	(2,554,976)	(534,465)	(761,172)	1,799,467	158,404	30,764	370,607

MassMutual Select Small Cap Value Equity Fund, Class I	3,224,238	5,317,035	(3,743,748)	(910,399)	(1,493,196)	2,393,930	332,490	10,629	422,990

MassMutual Select Strategic Bond Fund, Class I	6,389,776	12,868,410	(8,505,095)	(763,423)	236,078	10,225,746	987,995	182,296	87,069

MassMutual Select Total Return Bond Fund, Class I	6,389,396	12,492,286	(8,672,947)	(303,310)	300,835	10,206,260	995,733	191,907	-

MM Select Equity Asset Fund, Class I	66,276,267	13,903,751	(28,458,979)	2,946,350	(11,950,429)	42,716,960	6,472,267	928,737	3,023,240

	$256,104,148	$124,785,548	$(162,588,827)	$(23,324,380)	$(23,494,422)	$171,482,067		$4,677,615	$14,217,776

MM RetireSMART by JPMorgan 2045 Fund

MassMutual Premier Core Bond Fund, Class I	$4,625,331	$1,763,851	$(4,999,656)	$(287,987)	$130,015	$1,231,554	115,748	$154,700	$-

MassMutual Premier High Yield Fund, Class I	4,229,008	845,188	(2,630,051)	(413,974)	(55,106)	1,975,065	256,502	172,409	-

MassMutual Premier International Equity Fund, Class I	6,224,073	2,936,444	(4,953,640)	(374,352)	(103,789)	3,728,736	358,188	59,073	167,067

MassMutual Premier Strategic Emerging Markets Fund, Class I	4,962,758	5,060,795	(5,604,195)	(932,751)	(467,177)	3,019,430	290,889	36,424	499,792

MassMutual Select Blue Chip Growth Fund, Class I	6,487,760	3,487,680	(2,847,564)	(1,465,080)	630,919	6,293,715	305,076	26,271	352,460

MassMutual Select Diversified Value Fund, Class I	6,528,010	1,344,061	(2,269,801)	(914,520)	(561,703)	4,126,047	491,782	154,548	319,417

MassMutual Select Equity Opportunities Fund, Class I	4,790,316	3,564,619	(2,963,651)	(1,146,191)	(102,512)	4,142,581	291,116	75,289	351,850

MassMutual Select Fundamental Growth Fund, Class I	3,571,715	774,905	(4,328,794)	(76,192)	58,366	-	-	9,068	584,807

MassMutual Select Fundamental Value Fund, Class I	5,945,063	2,505,862	(1,796,789)	(1,819,645)	(728,333)	4,106,158	665,504	133,275	1,144,011

MassMutual Select Growth Opportunities Fund, Class I	2,356,817	1,555,517	(1,014,353)	(381,518)	(435,996)	2,080,467	298,061	13,717	713,933

MassMutual Select Mid Cap Growth Fund, Class I	2,730,936	480,994	(740,315)	(555,147)	27,802	1,944,270	106,594	1,366	146,514

MassMutual Select Mid-Cap Value Fund, Class I	2,745,106	517,844	(715,584)	(467,263)	(119,851)	1,960,252	208,759	50,390	-

MassMutual Select Overseas Fund, Class I	17,747,939	9,827,087	(8,703,163)	(3,074,965)	(1,342,886)	14,454,012	2,234,005	423,002	336,385

MassMutual Select Small Cap Growth Equity Fund, Class I	1,117,749	1,383,131	(1,041,550)	(287,509)	(277,276)	894,545	78,745	13,732	165,420

100

Notes to Financial Statements (Continued)

	Beginning Value as of 9/30/19	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/20	Number of Shares Held as of 3/31/20	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2045 Fund (Continued)

MassMutual Select Small Cap Value Equity Fund, Class I	$1,498,775	$2,022,964	$(1,263,917)	$(526,207)	$(536,221)	$1,195,394	166,027	$4,763	$189,557

MassMutual Select Strategic Bond Fund, Class I	1,550,646	2,615,917	(1,792,345)	(113,023)	34,378	2,295,573	221,795	43,789	20,915

MassMutual Select Total Return Bond Fund, Class I	1,550,551	2,572,155	(1,808,260)	(63,285)	39,851	2,291,012	223,513	46,101	-

MM Select Equity Asset Fund, Class I	29,843,937	6,471,762	(11,550,826)	1,497,248	(5,464,511)	20,797,610	3,151,153	414,705	1,349,951

	$108,506,490	$49,730,776	$(61,024,454)	$(11,402,361)	$(9,274,030)	$76,536,421		$1,832,622	$6,342,079

MM RetireSMART by JPMorgan 2050 Fund

MassMutual Premier Core Bond Fund, Class I	$6,513,785	$2,495,384	$(7,157,818)	$(400,513)	$182,180	$1,633,018	153,479	$220,060	$-

MassMutual Premier High Yield Fund, Class I	5,948,447	1,337,606	(4,016,899)	(553,270)	(112,390)	2,603,494	338,116	244,846	-

MassMutual Premier International Equity Fund, Class I	8,783,652	4,553,180	(7,711,003)	(518,196)	(195,480)	4,912,153	471,869	83,827	237,078

MassMutual Premier Strategic Emerging Markets Fund, Class I	6,979,839	7,554,191	(8,548,344)	(1,178,091)	(817,369)	3,990,226	384,415	51,688	709,242

MassMutual Select Blue Chip Growth Fund, Class I	9,136,891	5,144,666	(4,705,473)	(2,107,581)	864,660	8,333,163	403,934	37,289	500,276

MassMutual Select Diversified Value Fund, Class I	9,201,967	2,120,840	(3,748,772)	(1,016,584)	(1,119,895)	5,437,556	648,100	218,608	451,812

MassMutual Select Equity Opportunities Fund, Class I	6,752,285	5,306,386	(4,782,448)	(1,560,099)	(257,016)	5,459,108	383,634	106,491	497,670

MassMutual Select Fundamental Growth Fund, Class I	5,034,714	1,158,357	(6,174,452)	(66,298)	47,679	-	-	12,826	827,156

MassMutual Select Fundamental Value Fund, Class I	8,372,598	3,713,818	(3,000,247)	(2,111,620)	(1,537,052)	5,437,497	881,280	189,176	1,623,853

MassMutual Select Growth Opportunities Fund, Class I	3,308,644	2,264,350	(1,646,994)	(439,495)	(737,640)	2,748,865	393,820	19,436	1,011,603

MassMutual Select Mid Cap Growth Fund, Class I	3,834,473	784,171	(1,285,155)	(742,188)	(22,230)	2,569,071	140,848	1,934	207,605

MassMutual Select Mid-Cap Value Fund, Class I	3,862,032	829,666	(1,255,033)	(541,056)	(305,523)	2,590,086	275,834	71,407	-

MassMutual Select Overseas Fund, Class I	25,042,489	14,695,598	(14,133,456)	(4,068,713)	(2,393,662)	19,142,256	2,958,618	599,718	476,915

MassMutual Select Small Cap Growth Equity Fund, Class I	1,569,244	2,043,568	(1,611,780)	(356,794)	(462,463)	1,181,775	104,029	19,491	234,790

MassMutual Select Small Cap Value Equity Fund, Class I	2,104,121	2,981,990	(1,992,001)	(616,723)	(897,959)	1,579,428	219,365	6,760	269,055

MassMutual Select Strategic Bond Fund, Class I	2,183,736	3,730,435	(2,761,276)	(148,301)	39,307	3,043,901	294,097	62,149	29,684

MassMutual Select Total Return Bond Fund, Class I	2,183,612	3,670,034	(2,783,847)	(90,584)	58,576	3,037,791	296,370	65,429	-

MM Select Equity Asset Fund, Class I	42,029,201	10,001,280	(18,702,582)	2,316,665	(8,106,450)	27,538,114	4,172,442	588,640	1,916,150

	$152,841,730	$74,385,520	$(96,017,580)	$(14,199,441)	$(15,772,727)	$101,237,502		$2,599,775	$8,992,889

MM RetireSMART by JPMorgan 2055 Fund

MassMutual Premier Core Bond Fund, Class I	$1,996,073	$797,818	$(2,184,999)	$(121,002)	$51,729	$539,619	50,716	$68,154	$-

MassMutual Premier High Yield Fund, Class I	1,812,968	433,985	(1,174,324)	(188,588)	(17,313)	866,728	112,562	75,897	-

MassMutual Premier International Equity Fund, Class I	2,675,609	1,401,185	(2,232,694)	(238,536)	28,408	1,633,972	156,962	25,984	73,489

101

Notes to Financial Statements (Continued)

	Beginning Value as of 9/30/19	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/20	Number of Shares Held as of 3/31/20	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2055 Fund (Continued)

MassMutual Premier Strategic Emerging Markets Fund, Class I	$2,135,027	$2,351,329	$(2,548,366)	$(388,052)	$(226,791)	$1,323,147	127,471	$16,022	$219,842

MassMutual Select Blue Chip Growth Fund, Class I	2,800,700	1,631,198	(1,313,263)	(527,698)	166,765	2,757,702	133,674	11,552	154,980

MassMutual Select Diversified Value Fund, Class I	2,800,573	701,186	(1,040,643)	(481,317)	(169,873)	1,809,926	215,724	67,897	140,326

MassMutual Select Equity Opportunities Fund, Class I	2,054,939	1,647,521	(1,336,205)	(542,839)	(6,220)	1,817,196	127,702	33,076	154,574

MassMutual Select Fundamental Growth Fund, Class I	1,535,084	387,884	(1,914,357)	(3,399)	(5,212)	-	-	3,984	256,912

MassMutual Select Fundamental Value Fund, Class I	2,566,296	1,196,921	(850,030)	(781,011)	(333,362)	1,798,814	291,542	58,605	503,064

MassMutual Select Growth Opportunities Fund, Class I	1,008,926	718,701	(456,248)	(171,224)	(187,508)	912,647	130,752	6,026	313,635

MassMutual Select Mid Cap Growth Fund, Class I	1,171,347	252,123	(339,925)	(228,730)	(1,914)	852,901	46,760	600	64,364

MassMutual Select Mid-Cap Value Fund, Class I	1,177,539	279,850	(340,257)	(201,486)	(55,694)	859,952	91,582	22,139	-

MassMutual Select Overseas Fund, Class I	7,686,856	4,673,304	(4,099,362)	(1,566,950)	(368,675)	6,325,173	977,616	185,801	147,754

MassMutual Select Small Cap Growth Equity Fund, Class I	478,546	645,950	(484,858)	(134,958)	(112,212)	392,468	34,548	6,032	72,670

MassMutual Select Small Cap Value Equity Fund, Class I	641,666	935,632	(588,395)	(269,026)	(195,441)	524,436	72,838	2,092	83,274

MassMutual Select Strategic Bond Fund, Class I	669,181	1,159,668	(789,384)	(46,418)	12,773	1,005,820	97,181	19,252	9,196

MassMutual Select Total Return Bond Fund, Class I	669,142	1,141,300	(796,845)	(25,858)	16,071	1,003,810	97,933	20,269	-

MM Select Equity Asset Fund, Class I	12,882,115	3,400,405	(5,445,600)	(142,079)	(1,582,631)	9,112,210	1,380,638	182,357	593,612

	$46,762,587	$23,755,960	$(27,935,755)	$(6,059,171)	$(2,987,100)	$33,536,521		$805,739	$2,787,692

MM RetireSMART by JPMorgan 2060 Fund

MassMutual Premier Core Bond Fund, Class I	$500,859	$222,498	$(552,096)	$(31,834)	$12,826	$152,253	14,310	$17,602	$-

MassMutual Premier High Yield Fund, Class I	454,758	112,584	(268,025)	(50,425)	(5,867)	243,025	31,562	19,618	-

MassMutual Premier International Equity Fund, Class I	669,625	355,041	(498,211)	(65,667)	(2,723)	458,065	44,002	6,720	19,003

MassMutual Premier Strategic Emerging Markets Fund, Class I	534,249	613,727	(604,920)	(108,972)	(63,120)	370,964	35,738	4,145	56,851

MassMutual Select Blue Chip Growth Fund, Class I	702,263	420,262	(237,121)	(156,704)	48,627	777,327	37,679	2,982	40,019

MassMutual Select Diversified Value Fund, Class I	702,142	186,325	(202,749)	(137,348)	(40,890)	507,480	60,486	17,515	36,200

MassMutual Select Equity Opportunities Fund, Class I	515,212	407,264	(262,236)	(146,223)	(4,503)	509,514	35,806	8,532	39,876

MassMutual Select Fundamental Growth Fund, Class I	384,161	103,031	(482,731)	(9,470)	5,009	-	-	1,027	66,277

MassMutual Select Fundamental Value Fund, Class I	643,491	308,856	(144,262)	(242,715)	(58,240)	507,130	82,193	15,133	129,900

MassMutual Select Growth Opportunities Fund, Class I	253,028	184,711	(84,047)	(55,357)	(42,432)	255,903	36,662	1,557	81,060

MassMutual Select Mid Cap Growth Fund, Class I	293,763	67,640	(56,610)	(66,583)	930	239,140	13,111	155	16,635

MassMutual Select Mid-Cap Value Fund, Class I	295,267	74,485	(56,689)	(64,461)	(7,491)	241,111	25,677	5,721	-

102

Notes to Financial Statements (Continued)

	Beginning Value as of 9/30/19	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/20	Number of Shares Held as of 3/31/20	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2060 Fund (Continued)

MassMutual Select Overseas Fund, Class I	$1,922,855	$1,105,373	$(718,867)	$(424,124)	$(101,725)	$1,783,512	275,659	$47,984	$38,158

MassMutual Select Small Cap Growth Equity Fund, Class I	119,955	164,907	(105,807)	(39,330)	(29,692)	110,033	9,686	1,559	18,781

MassMutual Select Small Cap Value Equity Fund, Class I	160,907	232,957	(120,203)	(80,255)	(46,373)	147,033	20,421	540	21,522

MassMutual Select Strategic Bond Fund, Class I	167,912	322,643	(197,275)	(12,163)	2,681	283,798	27,420	4,971	2,375

MassMutual Select Total Return Bond Fund, Class I	167,903	317,704	(199,542)	(6,653)	3,817	283,229	27,632	5,234	-

MM Select Equity Asset Fund, Class I	3,230,207	863,244	(1,017,742)	(47,534)	(459,524)	2,568,651	389,189	47,088	153,281

	$11,718,557	$6,063,252	$(5,809,133)	$(1,745,818)	$(788,690)	$9,438,168		$208,083	$719,938

*	Fund advised by Barings LLC.

8.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

9.	Acquisition of MassMutual RetireSMART by JPMorgan 2010 Fund and MassMutual RetireSMART by JPMorgan 2015 Fund

Effective January 28, 2019, the MassMutual RetireSMARTSM by JPMorgan 2010 Fund (“MM RetireSMART by JPMorgan 2010 Fund”) and MassMutual RetireSMARTSM by JPMorgan 2015 Fund (“MM RetireSMART by JPMorgan 2015 Fund”) reorganized into the MM RetireSMART by JPMorgan In Retirement Fund. Under the terms of each Agreement and Plan of Reorganization, the MM RetireSMART by JPMorgan 2010 Fund’s and MM RetireSMART by JPMorgan 2015 Fund’s assets and liabilities were transferred to the MM RetireSMART by JPMorgan In Retirement Fund in return for shares of the MM RetireSMART by JPMorgan In Retirement Fund. The transactions were part of a restructuring designed to eliminate the offering of overlapping portfolios of funds with similar investment objectives and similar investment strategies.

The MM RetireSMART by JPMorgan 2010 Fund acquisition was accomplished by a tax-free exchange of 354,588 Class I shares, 404,318 Class R5 shares, 471,246 Service Class shares 645,002 Administrative Class shares, 842,400 Class A shares, 482,964 Class R4 shares, and 799,920 Class R3 shares of the MM RetireSMART by JPMorgan 2010 Fund, valued at $43,450,624 in total, for 354,241 Class I shares, 405,988 Class R5 shares, 476,052 Service Class shares, 648,103 Administrative Class shares, 850,025 Class A shares, 484,243 Class R4 shares, and 799,271 Class R3 shares of the MM RetireSMART by JPMorgan In Retirement Fund.

The MM RetireSMART by JPMorgan 2015 Fund acquisition was accomplished by a tax-free exchange of 841,367 Class I shares, 8,444 Class R5 shares, 338,644 Service Class shares, 1,069,475 Administrative Class shares, 685,860 Class A shares, 1,477,307 Class R4 shares, and 1,737,507 Class R3 shares of the MM RetireSMART by JPMorgan 2015 Fund, valued at $63,462,206 in total, for 804,148 Class I shares, 8,070 Class R5 shares, 323,395 Service Class shares, 1,016,008 Administrative Class shares, 655,127 Class A shares, 1,407,840 Class R4 shares, and 1,669,674 Class R3 shares of the MM RetireSMART by JPMorgan In Retirement Fund.

103

Notes to Financial Statements (Continued)

The investment portfolios of the MM RetireSMART by JPMorgan 2010 Fund and the MM RetireSMART by JPMorgan 2015 Fund, with a value of $43,578,326 and $63,578,428 in investments, respectively, and a cost basis of $46,393,707 and $67,636,093, respectively, at January 25, 2019, were the principal assets acquired by the MM RetireSMART by JPMorgan In Retirement Fund. For financial reporting purposes, assets received and shares issued by the MM RetireSMART by JPMorgan In Retirement Fund were recorded at fair value; however, the cost basis of the investments received from each of the MM RetireSMART by JPMorgan 2010 Fund and MM RetireSMART by JPMorgan 2015 Fund were carried forward to align ongoing reporting of the MM RetireSMART by JPMorgan In Retirement Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for federal income tax purposes. Immediately prior to the acquisition, the MM RetireSMART by JPMorgan In Retirement Fund’s net assets were $80,892,559.

Assuming the acquisitions had been completed on October 1, 2018, the beginning of the annual reporting period of the MM RetireSMART by JPMorgan In Retirement Fund, the MM RetireSMART by JPMorgan In Retirement Fund’s pro forma results of operations for the year ended September 30, 2019, would have been as follows:

Net investment income	$5,147,397	*
Net realized gain (loss) and change in unrealized appreciation (depreciation)	$5,693,262	**
Net increase (decrease) in net assets resulting from operations	$10,840,659

*	$2,249,155 as reported, plus $2,565,466 of the MM RetireSMART by JPMorgan 2010 Fund and MM RetireSMART by JPMorgan 2015 Fund pre-merger, plus $332,776 of pro-forma eliminated expenses.
**	$4,499,628 plus $1,193,634 of the MM RetireSMART by JPMorgan 2010 Fund and MM RetireSMART by JPMorgan 2015 Fund pre-merger.

Because the MM RetireSMART by JPMorgan 2010 Fund, MM RetireSMART by JPMorgan 2015 Fund, and MM RetireSMART by JPMorgan In Retirement Fund continuously sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisitions were completed, it is also not practicable to separate the amounts of revenue and earnings of the MM RetireSMART by JPMorgan 2010 Fund and MM RetireSMART by JPMorgan 2015 Fund that have been included in the MM RetireSMART by JPMorgan In Retirement Fund’s Statement of Operations since January 28, 2019.

See Note 5, Capital Share Transactions, for the changes in shares outstanding for the MM RetireSMART by JPMorgan In Retirement Fund during the period.

10.	Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 has produced, and will likely continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, and global business disruption, and it may result in future significant adverse effects, such as exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession throughout the world. Such factors may have a significant adverse effect on a Fund’s performance and have the potential to impair the ability of a Fund’s investment adviser or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.

104

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser uses to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s EDGAR database on its website at http://www.sec.gov.

Liquidity Risk Management Program

In 2016, the SEC adopted Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of fund shareholders. Pursuant to the Liquidity Rule, the Funds have adopted a Liquidity Risk Management Program (the “Program”). The Program is administered by MML Advisers, which has established a Liquidity Risk Management Program Committee (the “Committee”) to oversee the required management, assessments, reviews, and reports for the Program.

The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and the periodic classification of the Fund’s investments into groupings that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on March 10, 2020, the Trustees received a report prepared by the Committee regarding the operation and effectiveness of the Program for the period December 1, 2018 through December 1, 2019. No significant liquidity events impacting any of the Funds or their ability to timely meet redemptions without dilution to existing shareholders were noted in the report. In addition, the Committee provided its assessment that the Program had been effective in managing each Fund’s liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

105

Other Information (Unaudited) (Continued)

Fund Expenses March 31, 2020

Expense Examples:

The following information is in regards to expenses for the six months ended March 31, 2020:

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended March 31, 2020.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
20/80 Allocation Fund
Class I	$1,000	0.02%	$953.90	$0.10	$1,024.90	$0.10
Class R5	1,000	0.12%	953.90	0.59	1,024.40	0.61
Service Class	1,000	0.22%	953.00	1.07	1,023.90	1.11
Administrative Class	1,000	0.32%	952.50	1.56	1,023.40	1.62
Class A	1,000	0.57%	951.70	2.78	1,022.20	2.88
Class R4	1,000	0.47%	952.40	2.29	1,022.70	2.38
Class R3	1,000	0.72%	950.60	3.51	1,021.40	3.64
40/60 Allocation Fund
Class I	1,000	0.04%	935.60	0.19	1,024.80	0.20
Class R5	1,000	0.14%	934.30	0.68	1,024.30	0.71
Service Class	1,000	0.24%	933.80	1.16	1,023.80	1.21
Administrative Class	1,000	0.34%	933.30	1.64	1,023.30	1.72
Class A	1,000	0.59%	932.60	2.85	1,022.10	2.98
Class R4	1,000	0.49%	933.50	2.37	1,022.60	2.48
Class R3	1,000	0.74%	931.80	3.57	1,021.30	3.74

106

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
60/40 Allocation Fund
Class I	$1,000	0.04%	$900.70	$0.19	$1,024.80	$0.20
Class R5	1,000	0.14%	900.10	0.67	1,024.30	0.71
Service Class	1,000	0.24%	899.80	1.14	1,023.80	1.21
Administrative Class	1,000	0.34%	899.50	1.61	1,023.30	1.72
Class A	1,000	0.59%	898.00	2.80	1,022.10	2.98
Class R4	1,000	0.49%	898.20	2.33	1,022.60	2.48
Class R3	1,000	0.74%	897.70	3.51	1,021.30	3.74
80/20 Allocation Fund
Class I	1,000	0.07%	882.30	0.33	1,024.70	0.35
Class R5	1,000	0.17%	881.80	0.80	1,024.20	0.86
Service Class	1,000	0.27%	881.60	1.27	1,023.70	1.37
Administrative Class	1,000	0.37%	881.00	1.74	1,023.20	1.87
Class A	1,000	0.62%	879.30	2.91	1,021.90	3.13
Class R4	1,000	0.52%	880.20	2.44	1,022.40	2.63
Class R3	1,000	0.77%	879.00	3.62	1,021.20	3.89
MM RetireSMART by JPMorgan In Retirement Fund
Class I	1,000	0.06%	922.20	0.29	1,024.70	0.30
Class R5	1,000	0.16%	922.40	0.77	1,024.20	0.81
Service Class	1,000	0.26%	921.40	1.25	1,023.70	1.32
Administrative Class	1,000	0.36%	921.50	1.73	1,023.20	1.82
Class A	1,000	0.61%	920.80	2.93	1,022.00	3.08
Class R4	1,000	0.51%	920.70	2.45	1,022.50	2.58
Class R3	1,000	0.76%	919.00	3.65	1,021.20	3.84
MM RetireSMART by JPMorgan 2020 Fund
Class I	1,000	0.04%	920.80	0.19	1,024.80	0.20
Class R5	1,000	0.14%	919.80	0.67	1,024.30	0.71
Service Class	1,000	0.24%	920.00	1.15	1,023.80	1.21
Administrative Class	1,000	0.34%	919.50	1.63	1,023.30	1.72
Class A	1,000	0.59%	918.20	2.83	1,022.10	2.98
Class R4	1,000	0.49%	919.10	2.35	1,022.60	2.48
Class R3	1,000	0.74%	918.10	3.55	1,021.30	3.74
MM RetireSMART by JPMorgan 2025 Fund
Class I	1,000	0.01%	900.70	0.05	1,025.00	0.05
Class R5	1,000	0.11%	900.10	0.52	1,024.50	0.56
Service Class	1,000	0.21%	899.60	1.00	1,024.00	1.06
Administrative Class	1,000	0.31%	898.70	1.47	1,023.50	1.57
Class A	1,000	0.56%	898.80	2.66	1,022.20	2.83
Class R4	1,000	0.46%	898.40	2.18	1,022.70	2.33
Class R3	1,000	0.71%	897.10	3.37	1,021.50	3.59
MM RetireSMART by JPMorgan 2030 Fund
Class I	1,000	0.04%	883.30	0.19	1,024.80	0.20
Class R5	1,000	0.14%	883.60	0.66	1,024.30	0.71
Service Class	1,000	0.24%	883.20	1.13	1,023.80	1.21
Administrative Class	1,000	0.34%	882.70	1.60	1,023.30	1.72
Class A	1,000	0.59%	881.10	2.77	1,022.10	2.98
Class R4	1,000	0.49%	881.20	2.30	1,022.60	2.48
Class R3	1,000	0.74%	881.00	3.48	1,021.30	3.74

107

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
MM RetireSMART by JPMorgan 2035 Fund
Class I	$1,000	0.05%	$863.90	$0.23	$1,024.80	$0.25
Class R5	1,000	0.15%	863.60	0.70	1,024.30	0.76
Service Class	1,000	0.25%	863.40	1.16	1,023.80	1.26
Administrative Class	1,000	0.35%	862.90	1.63	1,023.30	1.77
Class A	1,000	0.60%	861.80	2.79	1,022.00	3.03
Class R4	1,000	0.50%	862.10	2.33	1,022.50	2.53
Class R3	1,000	0.75%	861.80	3.49	1,021.30	3.79
MM RetireSMART by JPMorgan 2040 Fund
Class I	1,000	0.04%	850.00	0.19	1,024.80	0.20
Class R5	1,000	0.14%	849.20	0.65	1,024.30	0.71
Service Class	1,000	0.24%	848.60	1.11	1,023.80	1.21
Administrative Class	1,000	0.34%	848.00	1.57	1,023.30	1.72
Class A	1,000	0.59%	847.80	2.73	1,022.10	2.98
Class R4	1,000	0.49%	847.60	2.26	1,022.60	2.48
Class R3	1,000	0.74%	846.70	3.42	1,021.30	3.74
MM RetireSMART by JPMorgan 2045 Fund
Class I	1,000	0.02%	839.00	0.09	1,024.90	0.10
Class R5	1,000	0.12%	837.80	0.55	1,024.40	0.61
Service Class	1,000	0.22%	837.20	1.01	1,023.90	1.11
Administrative Class	1,000	0.32%	836.70	1.47	1,023.40	1.62
Class A	1,000	0.57%	836.00	2.62	1,022.20	2.88
Class R4	1,000	0.47%	836.40	2.16	1,022.70	2.38
Class R3	1,000	0.72%	835.30	3.30	1,021.40	3.64
MM RetireSMART by JPMorgan 2050 Fund
Class I	1,000	0.02%	837.50	0.09	1,024.90	0.10
Class R5	1,000	0.12%	837.60	0.55	1,024.40	0.61
Service Class	1,000	0.22%	837.00	1.01	1,023.90	1.11
Administrative Class	1,000	0.32%	836.00	1.47	1,023.40	1.62
Class A	1,000	0.57%	836.70	2.62	1,022.20	2.88
Class R4	1,000	0.47%	835.20	2.16	1,022.70	2.38
Class R3	1,000	0.72%	835.70	3.30	1,021.40	3.64
MM RetireSMART by JPMorgan 2055 Fund
Class I	1,000	0.00%	838.20	0.00	1,025.00	0.00
Class R5	1,000	0.10%	838.60	0.46	1,024.50	0.51
Service Class	1,000	0.20%	837.70	0.92	1,024.00	1.01
Administrative Class	1,000	0.30%	837.10	1.38	1,023.50	1.52
Class A	1,000	0.55%	837.20	2.53	1,022.30	2.78
Class R4	1,000	0.45%	836.50	2.07	1,022.80	2.28
Class R3	1,000	0.70%	836.20	3.21	1,021.50	3.54
MM RetireSMART by JPMorgan 2060 Fund
Class I	1,000	0.00%	839.10	0.00	1,025.00	0.00
Class R5	1,000	0.10%	838.10	0.46	1,024.50	0.51
Service Class	1,000	0.20%	839.00	0.92	1,024.00	1.01
Administrative Class	1,000	0.30%	837.40	1.38	1,023.50	1.52
Class A	1,000	0.55%	836.60	2.53	1,022.30	2.78
Class R4	1,000	0.45%	837.60	2.07	1,022.80	2.28
Class R3	1,000	0.70%	836.20	3.21	1,021.50	3.54

*

Expenses are calculated using the annualized expense ratio for the six months ended March 31, 2020, multiplied by the average account value over the period, multiplied by 183 days in the period, divided by 366 days in the year, unless stated otherwise.

108

Underwriter: MML Distributors, LLC 100 Bright Meadow Blvd. Enfield, Connecticut 06082-1981

© 2020 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001. All rights reserved. www.MassMutual.com. Investment Adviser: MML Investment Advisers, LLC	RS-49058-00

MassMutual

Semiannual Report

MassMutual Select T. Rowe Price Retirement Funds

March 31, 2020

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MassMutual Select T. Rowe Price Retirement Funds Series of the MassMutual Select Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

Important Notice: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer, bank, or retirement plan recordkeeper). Instead, the reports will be made available on the Fund’s website (http://www.massmutual.com/funds), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you would like to receive shareholder reports and other communications electronically from the Fund and are either a direct investor in the Fund or MassMutual serves as your retirement plan recordkeeper, please call (800) 767-1000 extension 43012 or send your request to enroll to RSProspectusFulfillment@massmutual.com. If you have invested in the Fund through another financial intermediary (such as a broker-dealer, bank, or retirement plan recordkeeper), you can request electronic delivery by contacting that financial intermediary. Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest directly with the MassMutual Funds or MassMutual serves as your retirement plan recordkeeper, you can call (800) 767-1000 extension 43012 or send an email request to RSProspectusFulfillment@massmutual.com to inform the Funds or MassMutual that you wish to continue receiving paper copies of your shareholder reports. If you invest through a financial intermediary other than MassMutual, you can contact that financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held within the fund complex if you invest directly with a Fund.

MassMutual Select T. Rowe Price Retirement Funds – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Eric Wietsma

“As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals.”

March 31, 2020

Welcome to the MassMutual Select T. Rowe Price Retirement Funds Semiannual Report, covering the six months ended March 31, 2020.

Market Highlights

•	During the period, U.S. stock prices ended down nearly 20%, despite being up over 9% in the first half of the period, ending an 11-year bull market.

•	The COVID-19 pandemic escalated quickly, shuttering businesses and curtailing economic activity, causing concerned investors to sell stocks in favor of safer investments.

•	Markets rebounded in the second half of March in response to emergency interest rate cuts by the Federal Reserve Board (the Fed) and an unprecedented fiscal stimulus package from Congress.

•	Developed-market foreign stocks and emerging market stocks both trailed U.S. stock returns for the six-month period, though only slightly.

•	U.S. bonds ended the quarter in positive territory benefiting from falling interest rates and investors seeking safer investments due to expectations for a global economic downturn.

Market Commentary

For the six months beginning on October 1, 2019, global stock investors experienced negative returns. U.S. stocks rose steadily in the first half of the period, buoyed by the lower interest rates and expectations for strong economic growth and rising corporate earnings. Then the COVID-19 pandemic struck, shuttering businesses and curtailing economic activity, causing U.S. stocks to fall sharply during the second half of the period.

Volatility is the tendency for markets to fluctuate unpredictably and is a normal risk of investing. Volatility resurfaced in the first quarter of 2020 with the S&P 500® Index* gaining or losing three percent of its value on 19 different days during the quarter. The VIX, a measure of market expectation of near term volatility conveyed by stock index option prices, achieved an all-time high of 82.69 on March 16th. Volatility receded somewhat by the end of the period in response to emergency interest rate cuts by the Fed and an unprecedented fiscal stimulus package from Congress.

As a result, the broad market S&P 500 delivered a loss of 12.31% for the period. The technology-heavy NASDAQ Composite Index held up much better, managing to lose only 3.23%. The more economically sensitive Dow Jones Industrial Average lost just 17.58% for the period. Small-cap stocks underperformed their larger peers while growth stocks significantly outperformed their value peers.

The market sell-off and subsequent recovery affected sectors differently. The information technology and health care sectors fared best as these sectors were expected to be less impacted by the COVID-19 pandemic. The energy and financial services sectors experienced the biggest losses due to expectations of a sharp downturn in global economic growth and lower interest rates, respectively. West Texas Intermediate (WTI) crude oil prices ended the period at just $20.51 per barrel, down 62% during the period.

*

Indexes referenced, other than the MSCI Indexes, are unmanaged, do not incur fees, expenses, or taxes, and cannot be purchased directly for investment. The MSCI Indexes are unmanaged, do not incur fees or expenses, and cannot be purchased directly for investment.

(Continued)

1

MassMutual Select T. Rowe Price Retirement Funds – President’s Letter to Shareholders (Unaudited) (Continued)

Developed international stock markets, as measured by the MSCI EAFE® Index, trailed their domestic peers, falling 16.52% for the six month period. Japanese stocks fared much better than European stocks as a result of Japan responding quickly and effectively to halt the spread of COVID-19 within its borders. Emerging-market stock markets, as measured in the MSCI Emerging Markets Index, fared only slightly better, falling 14.55% for the period.

In these unprecedented times the Fed asserted its influence on markets during the period through two emergency interest rate cuts in March. On March 3rd, the Fed slashed interest rates by half a percentage point citing that the “the coronavirus poses evolving risks to economic activity.” On March 15th, the Fed cut interest rates to nearly zero percent saying it would maintain the low rates “until it is confident that the economy has weathered recent events and is on track to achieve its maximum employment and price stability goals.” These are the first emergency interest rate cuts since 2008. Congress also played its part, delivering a roughly $2 trillion coronavirus response bill intended to keep businesses and individuals afloat during these unprecedented times.

Investors entered the period with expectations of stable economic growth and rising corporate earnings and ended the period with expectations of a global recession. Bond yields rose slightly in the first half of the period, with the 10-year U.S. Treasury bond reaching 1.94% in early November before falling to a low of 0.54% in early March. Since falling yields drive bond prices up, the Bloomberg Barclays U.S. Aggregate Bond Index ended the period with a positive return of 3.33%. Investment-grade and high-yield corporate bonds did not fare as well on concerns that defaults would rise. The Bloomberg Barclays U.S. Corporate Bond Index, which tracks investment-grade corporate bonds, ended the period down 2.49%. The Bloomberg Barclays U.S. Corporate High Yield Index performed even worse, ending the period down 10.40%, on concerns over rising defaults, especially in the energy sector.

Review and maintain your strategy

MassMutual is committed to helping people secure their long-term future and protect the ones they love. While the return of volatility and the reality of market sell-offs can test an investor’s mettle, we’d like to remind you as a retirement investor that it’s important to maintain perspective and have realistic expectations about the future performance of your investment accounts. As described in this report, financial markets can reverse suddenly with little or no notice. Our multi-managed and sub-advised mutual funds tap into the deep expertise of seasoned asset managers who are committed to helping long-term investors prepare for retirement – in all market conditions. As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals. Thank you for your confidence in MassMutual.

Sincerely,

Eric Wietsma

President

© 2020 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001. All rights reserved. www.MassMutual.com Underwriter: MML Distributors, LLC. (MMLD) Member FINRA and SIPC (www.FINRA.org and www.SIPC.org), 100 Bright Meadow Blvd., Enfield, CT 06082. MMLD is a wholly-owned subsidiary of MassMutual. Investment advisory services provided to the Funds by MML Investment Advisers, LLC (MML Advisers), a wholly-owned subsidiary of MassMutual. The information provided is the opinion of MML Advisers as of 4/1/20 and is subject to change without notice. It is not to be construed as tax, legal, or investment advice. Of course, past performance does not guarantee future results.

2

MassMutual Select T. Rowe Price Retirement Balanced Fund – Portfolio Summaries (Unaudited)

What is the investment approach of the MassMutual Select T. Rowe Price Retirement Balanced Fund, and who is the Fund’s subadviser?

The Fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The Fund is a “fund of funds” and pursues its objective by investing in a diversified portfolio of other stock and bond series of both the MassMutual Select Funds and T. Rowe Price Funds that represent various asset classes and sectors (“Underlying Funds”). The Fund is subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price). The Underlying Funds in which the Fund invests are predominantly either advised or subadvised by T. Rowe Price. The Fund is intended for retired investors who seek income and relative stability from bonds along with some capital appreciation potential from stocks. The Fund’s “neutral allocations,” which are what T. Rowe Price considers broadly appropriate for investors during their retirement years, are 40% stock funds and 60% bond funds. The allocations are referred to as “neutral allocations” because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook.

MassMutual Select T. Rowe Price Retirement Balanced Fund Asset Allocation (% of Net Assets) on 3/31/20

Fixed Income Funds	56.3%
Equity Funds	43.7%

Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%

Net Assets	100.0%

3

MassMutual Select T. Rowe Price Retirement (target-date) Funds – Portfolio Summaries (Unaudited)

What are the investment approaches of the Funds that constitute the MassMutual Select T. Rowe Price (target date) Series, and who is the Series’ subadviser?

The MassMutual (“MM”) T. Rowe Price (target-date) Series (the “Series”) comprises 12 Funds – each of which has a “fund of funds” structure. The 12 Funds are MM Select T. Rowe Price Retirement 2005 Fund, MM Select T. Rowe Price Retirement 2010 Fund, MM Select T. Rowe Price Retirement 2015 Fund, MM Select T. Rowe Price Retirement 2020 Fund, MM Select T. Rowe Price Retirement 2025 Fund, MM Select T. Rowe Price Retirement 2030 Fund, MM Select T. Rowe Price Retirement 2035 Fund, MM Select T. Rowe Price Retirement 2040 Fund, MM Select T. Rowe Price Retirement 2045 Fund, MM Select T. Rowe Price Retirement 2050 Fund, MM Select T. Rowe Price Retirement 2055 Fund, and MM Select T. Rowe Price Retirement 2060 Fund. All Funds in the Series seek the highest total return over time consistent with an emphasis on both capital growth and income.

Each Fund seeks to achieve its investment objective by investing in a diversified portfolio of stock and bond series of both the MassMutual Select Funds and T. Rowe Price Funds that represent various asset classes and sectors (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire at age 65 around the year specified in the Fund’s name, likely to stop making new investments in the Fund at or around that time, and planning to withdraw the value of the account in the Fund gradually after retirement. Each Fund is subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price). Underlying Funds in which each Fund invests are predominantly either advised or subadvised by T. Rowe Price.

Each Fund is managed based on the specific retirement year (e.g., target date 2005) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the Fund would have retired and likely stopped making new investments in the Fund.

Each Fund’s assets are allocated to the Underlying Funds according to an asset allocation strategy that becomes increasingly conservative, reaching approximately 55% allocation to stocks at the target date and continuing to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets and the remainder will be invested in bonds.

MassMutual Select T. Rowe Price Retirement 2005 Fund Asset Allocation (% of Net Assets) on 3/31/20

Fixed Income Funds	61.1%
Equity Funds	38.9%

Total Long-Term Investments	100.0%
Other Assets & Liabilities	0.0%

Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2015 Fund Asset Allocation (% of Net Assets) on 3/31/20

Equity Funds	50.8%
Fixed Income Funds	49.2%

Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%

Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2010 Fund Asset Allocation (% of Net Assets) on 3/31/20

Fixed Income Funds	55.5%
Equity Funds	44.5%

Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%

Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2020 Fund Asset Allocation (% of Net Assets) on 3/31/20

Equity Funds	59.7%
Fixed Income Funds	40.3%

Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%

Net Assets	100.0%

4

MassMutual Select T. Rowe Price Retirement (target-date) Funds – Portfolio Summaries (Unaudited) (Continued)

MassMutual Select T. Rowe Price Retirement 2025 Fund Asset Allocation (% of Net Assets) on 3/31/20

Equity Funds	69.1%
Fixed Income Funds	30.9%

Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%

Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2035 Fund Asset Allocation (% of Net Assets) on 3/31/20

Equity Funds	82.9%
Fixed Income Funds	17.1%

Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%

Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2045 Fund Asset Allocation (% of Net Assets) on 3/31/20

Equity Funds	92.4%
Fixed Income Funds	7.6%

Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%

Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2055 Fund Asset Allocation (% of Net Assets) on 3/31/20

Equity Funds	92.6%
Fixed Income Funds	7.4%

Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%

Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2030 Fund Asset Allocation (% of Net Assets) on 3/31/20

Equity Funds	76.9%
Fixed Income Funds	23.1%

Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%

Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2040 Fund Asset Allocation (% of Net Assets) on 3/31/20

Equity Funds	88.1%
Fixed Income Funds	11.9%

Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%

Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2050 Fund Asset Allocation (% of Net Assets) on 3/31/20

Equity Funds	92.6%
Fixed Income Funds	7.4%

Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%

Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2060 Fund Asset Allocation (% of Net Assets) on 3/31/20

Equity Funds	92.5%
Fixed Income Funds	7.5%

Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%

Net Assets	100.0%

5

MassMutual Select T. Rowe Price Retirement Balanced Fund – Portfolio of Investments

March 31, 2020 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 43.7%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	2,286,770	$17,608,131
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	167,308	1,321,731
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	980,068	8,918,620
MM S&P 500 Index Fund, Class I (a)	2,495,452	36,758,002

		64,606,484

Fixed Income Funds — 56.3%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	2,568,666	25,455,484
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	567,819	4,622,043
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	4,056,310	40,481,970
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	115,230	1,515,272
State Street Institutional U.S. Government Money Market Fund	1,789,535	1,789,535
T. Rowe Price Dynamic Global Bond Fund, Class I	429,697	4,060,636
T. Rowe Price High Yield Fund, Inc. Class I	396,220	2,258,454
T. Rowe Price Institutional Floating Rate Fund	100,925	875,022
T. Rowe Price Institutional High Yield Fund	274,251	2,076,077

		83,134,493

TOTAL MUTUAL FUNDS (Cost $163,229,942)		147,740,977

TOTAL LONG-TERM INVESTMENTS (Cost $163,229,942)		147,740,977

TOTAL INVESTMENTS — 100.0% (Cost $163,229,942) (b)		147,740,977

Other Assets/(Liabilities) — (0.0)%		(9,738)

NET ASSETS — 100.0%		$147,731,239

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

6

MassMutual Select T. Rowe Price Retirement 2005 Fund – Portfolio of Investments

March 31, 2020 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 38.9%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	360,758	$2,777,838
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	27,220	215,037
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	153,983	1,401,245
MM S&P 500 Index Fund, Class I (a)	378,311	5,572,527

		9,966,647

Fixed Income Funds — 61.1%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	669,820	6,637,917
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	152,618	1,242,311
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	431,973	4,311,092
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	29,491	387,801
State Street Institutional U.S. Government Money Market Fund	558,643	558,643
T. Rowe Price Dynamic Global Bond Fund, Class I	120,883	1,142,342
T. Rowe Price High Yield Fund, Inc. Class I	104,377	594,949
T. Rowe Price Institutional Floating Rate Fund	31,921	276,757
T. Rowe Price Institutional High Yield Fund	67,741	512,802

		15,664,614

TOTAL MUTUAL FUNDS (Cost $27,519,513)		25,631,261

TOTAL LONG-TERM INVESTMENTS (Cost $27,519,513)		25,631,261

TOTAL INVESTMENTS — 100.0% (Cost $27,519,513) (b)		25,631,261

Other Assets/(Liabilities) — 0.0%		12,576

NET ASSETS — 100.0%		$25,643,837

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

7

MassMutual Select T. Rowe Price Retirement 2010 Fund – Portfolio of Investments

March 31, 2020 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 44.5%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	2,012,697	$15,497,765
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	150,090	1,185,714
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	841,926	7,661,531
MM S&P 500 Index Fund, Class I (a)	2,076,427	30,585,764

		54,930,774

Fixed Income Funds — 55.5%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	2,959,038	29,324,063
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	676,624	5,507,723
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	1,842,654	18,389,686
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	144,199	1,896,221
State Street Institutional U.S. Government Money Market Fund	2,252,198	2,252,198
T. Rowe Price Dynamic Global Bond Fund, Class I	537,999	5,084,089
T. Rowe Price High Yield Fund, Inc. Class I	435,291	2,481,158
T. Rowe Price Institutional Floating Rate Fund	147,552	1,279,279
T. Rowe Price Institutional High Yield Fund	313,926	2,376,420

		68,590,837

TOTAL MUTUAL FUNDS (Cost $136,456,744)		123,521,611

TOTAL LONG-TERM INVESTMENTS (Cost $136,456,744)		123,521,611

TOTAL INVESTMENTS — 100.0% (Cost $136,456,744) (b)		123,521,611

Other Assets/(Liabilities) — (0.0)%		(28,318)

NET ASSETS — 100.0%		$123,493,293

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

8

MassMutual Select T. Rowe Price Retirement 2015 Fund – Portfolio of Investments

March 31, 2020 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 50.8%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	2,234,834	$17,208,222
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	761,118	7,360,008
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	166,148	1,312,567
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	952,909	8,671,471
MM S&P 500 Index Fund, Class I (a)	1,817,410	26,770,443

		61,322,711

Fixed Income Funds — 49.2%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	2,655,327	26,314,290
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	613,085	4,990,513
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	1,455,425	14,525,137
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	165,498	2,176,297
State Street Institutional U.S. Government Money Market Fund	1,328,199	1,328,199
T. Rowe Price Dynamic Global Bond Fund, Class I	483,892	4,572,777
T. Rowe Price High Yield Fund, Inc. Class I	417,432	2,379,360
T. Rowe Price Institutional Floating Rate Fund	131,342	1,138,739
T. Rowe Price Institutional High Yield Fund	266,877	2,020,262

		59,445,574

TOTAL MUTUAL FUNDS (Cost $133,562,294)		120,768,285

TOTAL LONG-TERM INVESTMENTS (Cost $133,562,294)		120,768,285

TOTAL INVESTMENTS — 100.0% (Cost $133,562,294) (b)		120,768,285

Other Assets/(Liabilities) — (0.0)%		(10,376)

NET ASSETS — 100.0%		$120,757,909

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

9

MassMutual Select T. Rowe Price Retirement 2020 Fund – Portfolio of Investments

March 31, 2020 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 59.7%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	13,580,311	$104,568,396
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	6,751,567	65,287,651
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	988,306	7,807,614
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	5,916,516	53,840,299
MM S&P 500 Index Fund, Class I (a)	9,157,408	134,888,619

		366,392,579

Fixed Income Funds — 40.3%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	11,884,335	117,773,762
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	2,686,629	21,869,159
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	4,786,300	47,767,274
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	672,051	8,837,465
State Street Institutional U.S. Government Money Market Fund	6,344,311	6,344,311
T. Rowe Price Dynamic Global Bond Fund, Class I	2,165,926	20,468,003
T. Rowe Price High Yield Fund, Inc. Class I	1,774,180	10,112,824
T. Rowe Price Institutional Floating Rate Fund	589,608	5,111,904
T. Rowe Price Institutional High Yield Fund	1,211,248	9,169,145

		247,453,847

TOTAL MUTUAL FUNDS (Cost $688,191,502)		613,846,426

TOTAL LONG-TERM INVESTMENTS (Cost $688,191,502)		613,846,426

TOTAL INVESTMENTS — 100.0% (Cost $688,191,502) (b)		613,846,426

Other Assets/(Liabilities) — (0.0)%		(238,283)

NET ASSETS — 100.0%		$613,608,143

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

10

MassMutual Select T. Rowe Price Retirement 2025 Fund – Portfolio of Investments

March 31, 2020 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 69.1%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	12,189,430	$93,858,612
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	8,906,586	86,126,684
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	879,615	6,948,959
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	5,302,413	48,251,956
MM S&P 500 Index Fund, Class I (a)	6,145,001	90,515,872

		325,702,083

Fixed Income Funds — 30.9%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	7,690,685	76,214,688
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	1,638,342	13,336,104
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	1,627,817	16,245,617
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	462,531	6,082,276
State Street Institutional U.S. Government Money Market Fund	4,934,762	4,934,762
T. Rowe Price Dynamic Global Bond Fund, Class I	1,431,294	13,525,724
T. Rowe Price High Yield Fund, Inc. Class I	1,300,381	7,412,171
T. Rowe Price Institutional Floating Rate Fund	330,594	2,866,246
T. Rowe Price Institutional High Yield Fund	640,166	4,846,054

		145,463,642

TOTAL MUTUAL FUNDS (Cost $533,849,468)		471,165,725

TOTAL LONG-TERM INVESTMENTS (Cost $533,849,468)		471,165,725

TOTAL INVESTMENTS — 100.0% (Cost $533,849,468) (b)		471,165,725

Other Assets/(Liabilities) — (0.0)%		(149,033)

NET ASSETS — 100.0%		$471,016,692

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

11

MassMutual Select T. Rowe Price Retirement 2030 Fund – Portfolio of Investments

March 31, 2020 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 76.9%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	29,962,494	$230,711,204
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	27,055,588	261,627,540
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	2,146,863	16,960,221
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	13,382,494	121,780,692
MM S&P 500 Index Fund, Class I (a)	11,172,965	164,577,772

		795,657,429

Fixed Income Funds — 23.1%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	13,518,458	133,967,921
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	2,705,870	22,025,778
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	1,088,957	10,867,793
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	1,035,894	13,622,004
State Street Institutional U.S. Government Money Market Fund	9,014,843	9,014,843
T. Rowe Price Dynamic Global Bond Fund, Class I	2,522,425	23,836,913
T. Rowe Price High Yield Fund, Inc. Class I	2,263,913	12,904,303
T. Rowe Price Institutional Floating Rate Fund	498,035	4,317,964
T. Rowe Price Institutional High Yield Fund	1,170,621	8,861,602

		239,419,121

TOTAL MUTUAL FUNDS (Cost $1,183,437,603)		1,035,076,550

TOTAL LONG-TERM INVESTMENTS (Cost $1,183,437,603)		1,035,076,550

TOTAL INVESTMENTS — 100.0% (Cost $1,183,437,603) (b)		1,035,076,550

Other Assets/(Liabilities) — (0.0)%		(414,363)

NET ASSETS — 100.0%		$1,034,662,187

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

12

MassMutual Select T. Rowe Price Retirement 2035 Fund – Portfolio of Investments

March 31, 2020 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 82.9%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	13,385,116	$103,065,390
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	13,496,915	130,515,165
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	956,864	7,559,227
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	5,998,785	54,588,942
MM S&P 500 Index Fund, Class I (a)	3,707,270	54,608,081

		350,336,805

Fixed Income Funds — 17.1%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	4,351,259	43,120,973
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	845,338	6,881,049
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	369,624	4,860,553
State Street Institutional U.S. Government Money Market Fund	1,321,303	1,321,303
T. Rowe Price Dynamic Global Bond Fund, Class I	828,433	7,828,689
T. Rowe Price High Yield Fund, Inc. Class I	766,690	4,370,133
T. Rowe Price Institutional Floating Rate Fund	123,199	1,068,133
T. Rowe Price Institutional High Yield Fund	344,831	2,610,372

		72,061,205

TOTAL MUTUAL FUNDS (Cost $485,981,858)		422,398,010

TOTAL LONG-TERM INVESTMENTS (Cost $485,981,858)		422,398,010

TOTAL INVESTMENTS — 100.0% (Cost $485,981,858) (b)		422,398,010

Other Assets/(Liabilities) — (0.0)%		(125,142)

NET ASSETS — 100.0%		$422,272,868

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

13

MassMutual Select T. Rowe Price Retirement 2040 Fund – Portfolio of Investments

March 31, 2020 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 88.1%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	26,427,453	$203,491,386
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	28,734,742	277,864,951
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,819,624	14,375,027
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	11,794,892	107,333,521
MM S&P 500 Index Fund, Class I (a)	5,417,282	79,796,558

		682,861,443

Fixed Income Funds — 11.9%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	5,626,875	55,762,328
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	927,766	7,552,013
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	556,150	7,313,366
State Street Institutional U.S. Government Money Market Fund	2,623,308	2,623,308
T. Rowe Price Dynamic Global Bond Fund, Class I	1,097,797	10,374,184
T. Rowe Price High Yield Fund, Inc. Class I	986,360	5,622,252
T. Rowe Price Institutional Floating Rate Fund	53,797	466,419
T. Rowe Price Institutional High Yield Fund	362,409	2,743,440

		92,457,310

TOTAL MUTUAL FUNDS (Cost $897,242,273)		775,318,753

TOTAL LONG-TERM INVESTMENTS (Cost $897,242,273)		775,318,753

TOTAL INVESTMENTS — 100.0% (Cost $897,242,273) (b)		775,318,753

Other Assets/(Liabilities) — (0.0)%		(307,216)

NET ASSETS — 100.0%		$775,011,537

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

14

MassMutual Select T. Rowe Price Retirement 2045 Fund – Portfolio of Investments

March 31, 2020 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 92.4%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	10,814,652	$83,272,824
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	12,244,706	118,406,307
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	732,383	5,785,828
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	4,799,473	43,675,202
MM S&P 500 Index Fund, Class I (a)	1,766,442	26,019,684

		277,159,845

Fixed Income Funds — 7.6%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	1,460,954	14,478,057
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	173,975	1,416,159
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	117,430	1,544,204
State Street Institutional U.S. Government Money Market Fund	604,940	604,940
T. Rowe Price Dynamic Global Bond Fund, Class I	275,199	2,600,627
T. Rowe Price High Yield Fund, Inc. Class I	235,883	1,344,531
T. Rowe Price Institutional Floating Rate Fund	18,291	158,584
T. Rowe Price Institutional High Yield Fund	86,212	652,625

		22,799,727

TOTAL MUTUAL FUNDS (Cost $348,110,867)		299,959,572

TOTAL LONG-TERM INVESTMENTS (Cost $348,110,867)		299,959,572

TOTAL INVESTMENTS — 100.0% (Cost $348,110,867) (b)		299,959,572

Other Assets/(Liabilities) — (0.0)%		(92,706)

NET ASSETS — 100.0%		$299,866,866

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

15

MassMutual Select T. Rowe Price Retirement 2050 Fund – Portfolio of Investments

March 31, 2020 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 92.6%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	17,005,248	$130,940,411
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	19,260,609	186,250,091
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,157,339	9,142,982
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	7,538,247	68,598,050
MM S&P 500 Index Fund, Class I (a)	2,786,812	41,049,737

		435,981,271

Fixed Income Funds — 7.4%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	2,192,993	21,732,562
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	278,558	2,267,464
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	188,985	2,485,151
State Street Institutional U.S. Government Money Market Fund	1,007,672	1,007,672
T. Rowe Price Dynamic Global Bond Fund, Class I	438,395	4,142,831
T. Rowe Price High Yield Fund, Inc. Class I	363,249	2,070,521
T. Rowe Price Institutional Floating Rate Fund	31,643	274,344
T. Rowe Price Institutional High Yield Fund	131,266	993,682

		34,974,227

TOTAL MUTUAL FUNDS (Cost $547,705,234)		470,955,498

TOTAL LONG-TERM INVESTMENTS (Cost $547,705,234)		470,955,498

TOTAL INVESTMENTS — 100.0% (Cost $547,705,234) (b)		470,955,498

Other Assets/(Liabilities) — (0.0)%		(168,830)

NET ASSETS — 100.0%		$470,786,668

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

16

MassMutual Select T. Rowe Price Retirement 2055 Fund – Portfolio of Investments

March 31, 2020 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 92.6%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	5,700,964	$43,897,422
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	6,452,076	62,391,574
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	388,333	3,067,829
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	2,518,550	22,918,806
MM S&P 500 Index Fund, Class I (a)	907,485	13,367,250

		145,642,881

Fixed Income Funds — 7.4%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	748,802	7,420,631
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	93,681	762,561
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	57,783	759,844
State Street Institutional U.S. Government Money Market Fund	210,644	210,644
T. Rowe Price Dynamic Global Bond Fund, Class I	146,131	1,380,941
T. Rowe Price High Yield Fund, Inc. Class I	125,728	716,647
T. Rowe Price Institutional Floating Rate Fund	10,552	91,485
T. Rowe Price Institutional High Yield Fund	42,085	318,585

		11,661,338

TOTAL MUTUAL FUNDS (Cost $182,529,097)		157,304,219

TOTAL LONG-TERM INVESTMENTS (Cost $182,529,097)		157,304,219

TOTAL INVESTMENTS — 100.0% (Cost $182,529,097) (b)		157,304,219

Other Assets/(Liabilities) — (0.0)%		(36,257)

NET ASSETS — 100.0%		$157,267,962

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

17

MassMutual Select T. Rowe Price Retirement 2060 Fund – Portfolio of Investments

March 31, 2020 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 92.5%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	1,382,233	$10,643,191
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	1,554,910	15,035,982
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	94,777	748,740
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	619,909	5,641,172
MM S&P 500 Index Fund, Class I (a)	224,967	3,313,767

		35,382,852

Fixed Income Funds — 7.5%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	182,849	1,812,036
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	22,955	186,853
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	15,724	206,768
State Street Institutional U.S. Government Money Market Fund	60,004	60,004
T. Rowe Price Dynamic Global Bond Fund, Class I	33,719	318,646
T. Rowe Price High Yield Fund, Inc. Class I	32,902	187,541
T. Rowe Price Institutional Floating Rate Fund	2,402	20,822
T. Rowe Price Institutional High Yield Fund	7,845	59,385

		2,852,055

TOTAL MUTUAL FUNDS (Cost $44,504,493)		38,234,907

TOTAL LONG-TERM INVESTMENTS (Cost $44,504,493)		38,234,907

TOTAL INVESTMENTS — 100.0% (Cost $44,504,493) (b)		38,234,907

Other Assets/(Liabilities) — 0.0%		5,647

NET ASSETS — 100.0%		$38,240,554

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

18

THIS PAGE INTENTIONALLY LEFT BLANK

19

MassMutual Select T. Rowe Price Retirement Funds – Financial Statements

Statements of Assets and Liabilities

March 31, 2020 (Unaudited)

	MassMutual Select T. Rowe Price Retirement Balanced Fund	MassMutual Select T. Rowe Price Retirement 2005 Fund
Assets:
Investments, at value — unaffiliated issuers (Note 2) (a)	$11,059,724	$3,085,493
Investments, at value — affiliated issuers (Note 2 & 7) (b)	136,681,253	22,545,768

Total investments	147,740,977	25,631,261

Receivables from:
Investments sold	538,985	110,639
Investment adviser (Note 3)	15,486	14,212
Fund shares sold	419,808	7,628
Interest and dividends	35,184	9,322
Prepaid expenses	53,243	42,429

Total assets	148,803,683	25,815,491

Liabilities:
Payables for:
Investments purchased	963,690	111,703
Fund shares repurchased	30,287	15,886
Trustees’ fees and expenses (Note 3)	1,711	534
Affiliates (Note 3):
Administration fees	29,566	13,092
Service fees	16,521	3,112
Distribution fees	4,361	951
Accrued expense and other liabilities	26,308	26,376

Total liabilities	1,072,444	171,654

Net assets	$147,731,239	$25,643,837

Net assets consist of:
Paid-in capital	$162,062,999	$27,483,580
Accumulated Gain (Loss)	(14,331,760)	(1,839,743)

Net assets	$147,731,239	$25,643,837

(a) Cost of investments — unaffiliated issuers:	$11,715,353	$3,248,480
(b) Cost of investments — affiliated issuers:	$151,514,589	$24,271,033

The accompanying notes are an integral part of the financial statements.

20

MassMutual Select T. Rowe Price Retirement 2010 Fund	MassMutual Select T. Rowe Price Retirement 2015 Fund	MassMutual Select T. Rowe Price Retirement 2020 Fund	MassMutual Select T. Rowe Price Retirement 2025 Fund	MassMutual Select T. Rowe Price Retirement 2030 Fund

$13,473,144	$11,439,337	$51,206,187	$33,584,957	$58,935,625
110,048,467	109,328,948	562,640,239	437,580,768	976,140,925

123,521,611	120,768,285	613,846,426	471,165,725	1,035,076,550

609,066	450,000	2,050,000	1,897,412	3,750,000
15,219	14,916	17,353	17,254	23,536
205,413	76,132	1,258,522	1,064,459	1,767,887
41,808	37,976	167,372	104,822	181,546
45,737	44,379	53,196	56,525	66,569

124,438,854	121,391,688	617,392,869	474,306,197	1,040,866,088

683,776	548,857	3,201,615	2,241,965	5,644,588
172,511	15,250	274,278	824,729	54,845
3,933	3,291	21,373	12,325	32,969

19,899	20,196	66,980	47,047	108,673
23,955	12,905	134,425	90,485	233,320
8,542	4,962	43,856	37,972	77,836
32,945	28,318	42,199	34,982	51,670

945,561	633,779	3,784,726	3,289,505	6,203,901

$123,493,293	$120,757,909	$613,608,143	$471,016,692	$1,034,662,187

$135,678,911	$133,506,847	$685,076,260	$529,305,953	$1,174,048,581
(12,185,618)	(12,748,938)	(71,468,117)	(58,289,261)	(139,386,394)

$123,493,293	$120,757,909	$613,608,143	$471,016,692	$1,034,662,187

$14,355,151	$12,152,065	$54,736,907	$35,521,508	$62,495,188
$122,101,593	$121,410,229	$633,454,595	$498,327,960	$1,120,942,415

21

MassMutual Select T. Rowe Price Retirement Fund – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2020 (Unaudited)

	MassMutual Select T. Rowe Price Retirement Balanced Fund	MassMutual Select T. Rowe Price Retirement 2005 Fund
Class I shares:
Net assets	$14,894,748	$13,738,450

Shares outstanding (a)	1,070,725	979,955

Net asset value, offering price and redemption price per share	$13.91	$14.02

Class M5 shares:
Net assets	$109,326,590	$7,339,204

Shares outstanding (a)	7,848,769	524,282

Net asset value, offering price and redemption price per share	$13.93	$14.00

Class M4 shares:
Net assets	$17,347,022	$3,216,311

Shares outstanding (a)	1,248,455	229,906

Net asset value, offering price and redemption price per share	$13.89	$13.99

Class M3 shares:
Net assets	$6,162,879	$1,349,872

Shares outstanding (a)	443,762	96,719

Net asset value, offering price and redemption price per share	$13.89	$13.96

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

22

MassMutual Select T. Rowe Price Retirement 2010 Fund	MassMutual Select T. Rowe Price Retirement 2015 Fund	MassMutual Select T. Rowe Price Retirement 2020 Fund	MassMutual Select T. Rowe Price Retirement 2025 Fund	MassMutual Select T. Rowe Price Retirement 2030 Fund

$61,944,357	$57,518,088	$209,555,048	$211,996,965	$321,776,666

4,515,232	4,211,197	15,530,149	15,798,761	24,257,855

$13.72	$13.66	$13.49	$13.42	$13.26

$26,380,957	$45,455,464	$215,063,472	$135,726,284	$386,417,922

1,923,548	3,330,628	15,946,711	10,122,868	29,146,995

$13.71	$13.65	$13.49	$13.41	$13.26

$21,866,824	$11,324,626	$127,269,948	$71,487,725	$218,420,989

1,596,049	829,689	9,444,884	5,335,599	16,494,760

$13.70	$13.65	$13.48	$13.40	$13.24

$13,301,155	$6,459,731	$61,719,675	$51,805,718	$108,046,610

970,080	473,883	4,578,506	3,873,990	8,157,037

$13.71	$13.63	$13.48	$13.37	$13.25

23

MassMutual Select T. Rowe Price Retirement Fund – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2020 (Unaudited)

	MassMutual Select T. Rowe Price Retirement 2035 Fund	MassMutual Select T. Rowe Price Retirement 2040 Fund
Assets:
Investments, at value — unaffiliated issuers (Note 2) (a)	$17,198,630	$21,829,603
Investments, at value — affiliated issuers (Note 2 & 7) (b)	405,199,380	753,489,150

Total investments	422,398,010	775,318,753

Receivables from:
Investments sold	1,500,000	2,500,000
Investment adviser (Note 3)	22,005	27,291
Fund shares sold	355,766	1,793,082
Interest and dividends	56,977	66,088
Prepaid expenses	54,251	60,635

Total assets	424,387,009	779,765,849

Liabilities:
Payables for:
Investments purchased	1,840,826	4,359,010
Fund shares repurchased	71,917	160
Trustees’ fees and expenses (Note 3)	11,134	24,045
Affiliates (Note 3):
Administration fees	44,753	87,323
Service fees	76,955	182,043
Distribution fees	34,939	59,330
Accrued expense and other liabilities	33,617	42,401

Total liabilities	2,114,141	4,754,312

Net assets	$422,272,868	$775,011,537

Net assets consist of:
Paid-in capital	$482,988,219	$890,993,657
Accumulated Gain (Loss)	(60,715,351)	(115,982,120)

Net assets	$422,272,868	$775,011,537

(a) Cost of investments — unaffiliated issuers:	$18,145,256	$22,790,523
(b) Cost of investments — affiliated issuers:	$467,836,602	$874,451,750

The accompanying notes are an integral part of the financial statements.

24

MassMutual Select T. Rowe Price Retirement 2045 Fund	MassMutual Select T. Rowe Price Retirement 2050 Fund	MassMutual Select T. Rowe Price Retirement 2055 Fund	MassMutual Select T. Rowe Price Retirement 2060 Fund

$5,361,307	$8,489,050	$2,718,302	$646,398
294,598,265	462,466,448	154,585,917	37,588,509

299,959,572	470,955,498	157,304,219	38,234,907

600,000	925,000	325,000	75,000
20,325	24,251	17,799	14,639
428,511	1,439,332	229,377	220,125
16,478	25,569	8,529	1,991
51,588	54,179	46,951	43,441

301,076,474	473,423,829	157,931,875	38,590,103

1,043,680	2,372,974	472,374	261,706
1,308	16,927	90,533	35,410
8,373	13,827	4,080	509

37,378	59,424	26,682	14,337
60,913	104,339	29,248	8,701
27,268	34,510	12,753	2,608
30,688	35,160	28,243	26,278

1,209,608	2,637,161	663,913	349,549

$299,866,866	$470,786,668	$157,267,962	$38,240,554

$346,282,693	$544,021,444	$181,450,517	$44,281,245
(46,415,827)	(73,234,776)	(24,182,555)	(6,040,691)

$299,866,866	$470,786,668	$157,267,962	$38,240,554

$5,573,751	$8,830,150	$2,820,756	$666,171
$342,537,116	$538,875,084	$179,708,341	$43,838,322

25

MassMutual Select T. Rowe Price Retirement Fund – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2020 (Unaudited)

	MassMutual Select T. Rowe Price Retirement 2035 Fund	MassMutual Select T. Rowe Price Retirement 2040 Fund
Class I shares:
Net assets	$178,473,907	$217,827,270

Shares outstanding (a)	13,553,886	16,647,557

Net asset value, offering price and redemption price per share	$13.17	$13.08

Class M5 shares:
Net assets	$139,151,386	$303,332,133

Shares outstanding (a)	10,574,903	23,191,067

Net asset value, offering price and redemption price per share	$13.16	$13.08

Class M4 shares:
Net assets	$59,033,999	$170,976,125

Shares outstanding (a)	4,489,668	13,094,390

Net asset value, offering price and redemption price per share	$13.15	$13.06

Class M3 shares:
Net assets	$45,613,576	$82,876,009

Shares outstanding (a)	3,472,709	6,343,956

Net asset value, offering price and redemption price per share	$13.13	$13.06

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

26

MassMutual Select T. Rowe Price Retirement 2045 Fund	MassMutual Select T. Rowe Price Retirement 2050 Fund	MassMutual Select T. Rowe Price Retirement 2055 Fund	MassMutual Select T. Rowe Price Retirement 2060 Fund

$109,678,468	$117,684,708	$45,359,028	$16,342,612

8,435,628	9,042,711	3,490,808	1,259,276

$13.00	$13.01	$12.99	$12.98

$107,169,411	$206,563,890	$71,035,703	$9,013,633

8,247,736	15,880,364	5,470,370	695,150

$12.99	$13.01	$12.99	$12.97

$46,254,124	$97,742,266	$23,423,466	$8,960,977

3,562,965	7,526,837	1,805,289	692,470

$12.98	$12.99	$12.97	$12.94

$36,764,863	$48,795,804	$17,449,765	$3,923,332

2,834,414	3,757,206	1,347,216	303,547

$12.97	$12.99	$12.95	$12.92

27

MassMutual Select T. Rowe Price Retirement Fund – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended March 31, 2020 (Unaudited)

	MassMutual Select T. Rowe Price Retirement Balanced Fund	MassMutual Select T. Rowe Price Retirement 2005 Fund
Investment income (Note 2):
Dividends — unaffiliated issuers	$221,545	$57,079
Dividends — affiliated issuers (Note 7)	3,399,661	621,770

Total investment income	3,621,206	678,849

Expenses (Note 3):
Custody fees	6,945	6,922
Audit fees	16,085	16,085
Legal fees	883	216
Proxy fees	472	472
Accounting & Administration fees	21,734	21,734
Shareholder reporting fees	7,526	6,850
Trustees’ fees	1,832	518
Registration and filing fees	32,049	29,935
Transfer agent fees	1,509	1,509

	89,035	84,241
Administration fees:
Class M5	91,538	6,403
Class M4	14,509	2,606
Class M3	5,372	1,174
Distribution and Service fees:
Class M4	24,182	4,344
Class M3	17,908	3,912

Total expenses	242,544	102,680
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(7,289)	(42,330)
Class M5 fees reimbursed by adviser	(60,383)	(25,458)
Class M4 fees reimbursed by adviser	(9,593)	(10,395)
Class M3 fees reimbursed by adviser	(3,538)	(4,666)

Net expenses:	161,741	19,831

Net investment income (loss)	3,459,465	659,018

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	(148,755)	(35,827)
Investment transactions — affiliated issuers (Note 7)	62,134	70,976
Realized gain distributions — affiliated issuers (Note 7)	2,003,517	343,001

Net realized gain (loss)	1,916,896	378,150

Net change in unrealized appreciation (depreciation) on:
Investment transactions — unaffiliated issuers	(525,863)	(138,191)
Investment transactions — affiliated issuers (Note 7)	(16,781,968)	(2,879,809)

Net change in unrealized appreciation (depreciation)	(17,307,831)	(3,018,000)

Net realized gain (loss) and change in unrealized appreciation (depreciation)	(15,390,935)	(2,639,850)

Net increase (decrease) in net assets resulting from operations	$(11,931,470)	$(1,980,832)

The accompanying notes are an integral part of the financial statements.

28

MassMutual Select T. Rowe Price Retirement 2010 Fund	MassMutual Select T. Rowe Price Retirement 2015 Fund	MassMutual Select T. Rowe Price Retirement 2020 Fund	MassMutual Select T. Rowe Price Retirement 2025 Fund	MassMutual Select T. Rowe Price Retirement 2030 Fund

$259,479	$233,932	$1,041,901	$646,286	$1,118,258
2,953,248	2,868,469	14,306,628	10,363,514	21,549,136

3,212,727	3,102,401	15,348,529	11,009,800	22,667,394

6,651	7,089	6,934	6,893	6,891
16,085	16,085	16,085	16,085	16,085
1,218	1,158	6,230	4,248	10,109
472	472	472	472	472
21,734	21,780	21,780	21,780	21,780
7,896	7,762	13,494	10,881	17,425
2,876	2,743	14,652	10,161	23,879
32,496	30,701	33,722	34,022	37,592
1,509	1,509	1,509	1,509	1,509

90,937	89,299	114,878	106,051	135,742

23,749	40,066	192,711	124,550	343,304
18,658	9,909	111,692	63,744	190,079
10,180	6,283	54,362	47,662	96,336

31,098	16,515	186,153	106,240	316,798
33,932	20,942	181,206	158,874	321,120

208,554	183,014	841,002	607,121	1,403,379

(41,974)	(38,549)	(29,942)	(35,228)	(31,812)
(19,699)	(33,173)	(32,766)	(25,348)	(40,275)
(15,551)	(8,204)	(18,985)	(12,937)	(22,181)
(8,451)	(5,206)	(9,244)	(9,469)	(11,001)

122,879	97,882	750,065	524,139	1,298,110

3,089,848	3,004,519	14,598,464	10,485,661	21,369,284

(185,928)	(187,630)	(944,170)	(627,552)	(1,174,384)
441,448	387,777	1,987,232	2,368,389	5,208,826
1,829,016	1,665,084	8,754,869	6,085,457	11,862,525

2,084,536	1,865,231	9,797,931	7,826,294	15,896,967

(597,108)	(531,692)	(2,187,352)	(1,246,556)	(2,024,217)
(15,304,673)	(16,272,355)	(90,806,167)	(77,283,532)	(181,221,112)

(15,901,781)	(16,804,047)	(92,993,519)	(78,530,088)	(183,245,329)

(13,817,245)	(14,938,816)	(83,195,588)	(70,703,794)	(167,348,362)

$(10,727,397)	$(11,934,297)	$(68,597,124)	$(60,218,133)	$(145,979,078)

29

MassMutual Select T. Rowe Price Retirement Fund – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended March 31, 2020 (Unaudited)

	MassMutual Select T. Rowe Price Retirement 2035 Fund	MassMutual Select T. Rowe Price Retirement 2040 Fund
Investment income (Note 2):
Dividends — unaffiliated issuers	$352,023	$418,840
Dividends — affiliated issuers (Note 7)	8,376,270	14,700,292

Total investment income	8,728,293	15,119,132

Expenses (Note 3):
Custody fees	6,457	6,506
Audit fees	16,085	16,085
Legal fees	3,856	7,423
Proxy fees	472	472
Accounting & Administration fees	21,734	21,734
Shareholder reporting fees	10,475	14,591
Trustees’ fees	9,214	17,609
Registration and filing fees	33,507	35,181
Transfer agent fees	1,509	1,509

	103,309	121,110
Administration fees:
Class M5	125,791	271,069
Class M4	51,251	149,273
Class M3	43,455	72,111
Distribution and Service fees:
Class M4	85,418	248,788
Class M3	144,849	240,370

Total expenses	554,073	1,102,721
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(43,326)	(34,036)
Class M5 fees reimbursed by adviser	(37,155)	(49,991)
Class M4 fees reimbursed by adviser	(15,138)	(27,523)
Class M3 fees reimbursed by adviser	(12,605)	(13,209)

Net expenses:	445,849	977,962

Net investment income (loss)	8,282,444	14,141,170

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	(434,559)	(660,137)
Investment transactions — affiliated issuers (Note 7)	1,751,047	4,477,776
Realized gain distributions — affiliated issuers (Note 7)	4,327,162	6,983,352

Net realized gain (loss)	5,643,650	10,800,991

Net change in unrealized appreciation (depreciation) on:
Investment transactions — unaffiliated issuers	(527,964)	(323,723)
Investment transactions — affiliated issuers (Note 7)	(78,398,718)	(150,438,206)

Net change in unrealized appreciation (depreciation)	(78,926,682)	(150,761,929)

Net realized gain (loss) and change in unrealized appreciation (depreciation)	(73,283,032)	(139,960,938)

Net increase (decrease) in net assets resulting from operations	$(65,000,588)	$(125,819,768)

The accompanying notes are an integral part of the financial statements.

30

MassMutual Select T. Rowe Price Retirement 2045 Fund	MassMutual Select T. Rowe Price Retirement 2050 Fund	MassMutual Select T. Rowe Price Retirement 2055 Fund	MassMutual Select T. Rowe Price Retirement 2060 Fund

$106,132	$166,643	$54,750	$11,903
5,500,033	8,485,340	2,773,657	585,247

5,606,165	8,651,983	2,828,407	597,150

6,687	6,685	6,596	6,760
16,085	16,085	16,085	16,085
2,139	4,379	1,380	243
472	472	472	472
21,734	21,734	21,734	21,734
9,490	11,173	8,058	6,869
6,651	10,375	3,290	587
32,331	33,316	31,260	30,186
1,509	1,509	1,509	1,509

97,098	105,728	90,384	84,445

96,961	181,177	61,791	6,921
41,137	84,690	20,018	7,203
33,908	41,433	15,465	3,020

68,561	141,150	33,363	12,005
113,027	138,110	51,549	10,068

450,692	692,288	272,570	123,662

(36,938)	(29,179)	(26,103)	(34,215)
(39,653)	(54,033)	(44,282)	(20,006)
(16,785)	(25,308)	(14,342)	(20,807)
(13,723)	(12,343)	(11,036)	(8,748)

343,593	571,425	176,807	39,886

5,262,572	8,080,558	2,651,600	557,264

(189,866)	(294,006)	(101,487)	(19,601)
1,647,291	3,037,421	949,135	330,937
2,436,830	3,781,469	1,224,328	259,308

3,894,255	6,524,884	2,071,976	570,644

(48,406)	(66,669)	(20,813)	(8,979)
(60,087,958)	(94,612,421)	(31,361,797)	(7,519,323)

(60,136,364)	(94,679,090)	(31,382,610)	(7,528,302)

(56,242,109)	(88,154,206)	(29,310,634)	(6,957,658)

$(50,979,537)	$(80,073,648)	$(26,659,034)	$(6,400,394)

31

MassMutual Select T. Rowe Price Retirement Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select T. Rowe Price Retirement Balanced Fund
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$3,459,465	$810,153
Net realized gain (loss)	1,916,896	805,565
Net change in unrealized appreciation (depreciation)	(17,307,831)	1,382,358

Net increase (decrease) in net assets resulting from operations	(11,931,470)	2,998,076

Distributions to shareholders (Note 2):
Class I	(426,283)	(302,771)
Class M5	(3,719,842)	(273,993)
Class M4	(543,452)	(420,708)
Class M3	(179,071)	(194,378)

Total distributions	(4,868,648)	(1,191,850)

Net fund share transactions (Note 5):
Class I	2,176,988	8,369,697
Class M5	2,935,395	109,014,199
Class M4	1,375,967	3,297,286
Class M3	(569,081)	915,469

Increase (decrease) in net assets from fund share transactions	5,919,269	121,596,651

Total increase (decrease) in net assets	(10,880,849)	123,402,877
Net assets
Beginning of period	158,612,088	35,209,211

End of period	$147,731,239	$158,612,088

The accompanying notes are an integral part of the financial statements.

32

MassMutual Select T. Rowe Price Retirement 2005 Fund		MassMutual Select T. Rowe Price Retirement 2010 Fund
Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019

$659,018	$368,145	$3,089,848	$2,760,205
378,150	227,604	2,084,536	2,600,786
(3,018,000)	960,786	(15,901,781)	1,977,342

(1,980,832)	1,556,535	(10,727,397)	7,338,333

(609,704)	(196,650)	(3,445,570)	(1,324,019)
(388,470)	(144,916)	(1,668,689)	(781,704)
(146,977)	(34,772)	(1,239,970)	(517,025)
(61,261)	(15,251)	(585,880)	(273,398)

(1,206,412)	(391,589)	(6,940,109)	(2,896,146)

2,078,283	7,792,141	4,936,808	43,523,680
(173,509)	343,170	(361,857)	(3,026,064)
466,602	948,409	1,582,361	2,254,863
(24,922)	596,130	1,260,773	(1,790,309)

2,346,454	9,679,850	7,418,085	40,962,170

(840,790)	10,844,796	(10,249,421)	45,404,357

26,484,627	15,639,831	133,742,714	88,338,357

$25,643,837	$26,484,627	$123,493,293	$133,742,714

33

MassMutual Select T. Rowe Price Retirement Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select T. Rowe Price Retirement 2015 Fund
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$3,004,519	$2,323,811
Net realized gain (loss)	1,865,231	1,668,534
Net change in unrealized appreciation (depreciation)	(16,804,047)	3,194,872

Net increase (decrease) in net assets resulting from operations	(11,934,297)	7,187,217

Distributions to shareholders (Note 2):
Class I	(2,885,875)	(928,545)
Class M5	(2,519,440)	(1,194,090)
Class M4	(569,800)	(240,259)
Class M3	(347,634)	(182,792)

Total distributions	(6,322,749)	(2,545,686)

Net fund share transactions (Note 5):
Class I	10,034,126	26,867,843
Class M5	(102,128)	(2,587,815)
Class M4	(740,311)	1,290,307
Class M3	(1,208,349)	655,776

Increase (decrease) in net assets from fund share transactions	7,983,338	26,226,111

Total increase (decrease) in net assets	(10,273,708)	30,867,642
Net assets
Beginning of period	131,031,617	100,163,975

End of period	$120,757,909	$131,031,617

The accompanying notes are an integral part of the financial statements.

34

MassMutual Select T. Rowe Price Retirement 2020 Fund		MassMutual Select T. Rowe Price Retirement 2025 Fund
Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019

$14,598,464	$11,319,127	$10,485,661	$6,126,578
9,797,931	11,358,535	7,826,294	6,592,832
(92,993,519)	11,471,503	(78,530,088)	11,862,860

(68,597,124)	34,149,165	(60,218,133)	24,582,270

(10,363,843)	(3,437,606)	(8,251,898)	(2,301,367)
(11,773,999)	(5,153,643)	(6,246,014)	(2,822,407)
(6,438,259)	(2,930,615)	(2,919,051)	(1,125,831)
(2,884,412)	(1,236,920)	(2,073,164)	(836,639)

(31,460,513)	(12,758,784)	(19,490,127)	(7,086,244)

24,894,352	101,082,244	45,660,879	112,277,935
(964,484)	1,606,298	4,667,484	2,917,847
473,687	6,097,108	1,701,273	17,677,580
(3,473,339)	(3,368,135)	(3,929,679)	17,599,368

20,930,216	105,417,515	48,099,957	150,472,730

(79,127,421)	126,807,896	(31,608,303)	167,968,756

692,735,564	565,927,668	502,624,995	334,656,239

$613,608,143	$692,735,564	$471,016,692	$502,624,995

35

MassMutual Select T. Rowe Price Retirement Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select T. Rowe Price Retirement 2030 Fund
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$21,369,284	$13,991,159
Net realized gain (loss)	15,896,967	15,010,351
Net change in unrealized appreciation (depreciation)	(183,245,329)	23,057,459

Net increase (decrease) in net assets resulting from operations	(145,979,078)	52,058,969

Distributions to shareholders (Note 2):
Class I	(12,184,030)	(3,891,424)
Class M5	(15,961,122)	(7,185,026)
Class M4	(8,242,876)	(3,874,767)
Class M3	(3,768,988)	(1,667,890)

Total distributions	(40,157,016)	(16,619,107)

Net fund share transactions (Note 5):
Class I	51,056,448	166,728,300
Class M5	21,910,965	15,207,255
Class M4	10,129,979	46,144,131
Class M3	(4,092,616)	3,405,026

Increase (decrease) in net assets from fund share transactions	79,004,776	231,484,712

Total increase (decrease) in net assets	(107,131,318)	266,924,574
Net assets
Beginning of period	1,141,793,505	874,868,931

End of period	$1,034,662,187	$1,141,793,505

The accompanying notes are an integral part of the financial statements.

36

MassMutual Select T. Rowe Price Retirement 2035 Fund		MassMutual Select T. Rowe Price Retirement 2040 Fund
Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019

$8,282,444	$4,324,814	$14,141,170	$7,768,695
5,643,650	4,540,403	10,800,991	7,068,904
(78,926,682)	11,516,104	(150,761,929)	19,686,866

(65,000,588)	20,381,321	(125,819,768)	34,524,465

(5,823,869)	(1,666,648)	(6,514,109)	(2,134,692)
(5,107,092)	(2,205,200)	(9,674,007)	(4,636,177)
(1,892,688)	(790,206)	(4,927,004)	(2,394,399)
(1,461,360)	(664,471)	(2,051,897)	(895,414)

(14,285,009)	(5,326,525)	(23,167,017)	(10,060,682)

39,794,648	94,496,456	37,094,411	113,452,266
9,453,647	14,829,949	24,319,126	14,816,788
4,107,223	9,883,555	13,596,257	51,651,032
(3,416,928)	5,650,985	3,373,335	6,009,488

49,938,590	124,860,945	78,383,129	185,929,574

(29,347,007)	139,915,741	(70,603,656)	210,393,357

451,619,875	311,704,134	845,615,193	635,221,836

$422,272,868	$451,619,875	$775,011,537	$845,615,193

37

MassMutual Select T. Rowe Price Retirement Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select T. Rowe Price Retirement 2045 Fund
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$5,262,572	$2,454,781
Net realized gain (loss)	3,894,255	2,210,928
Net change in unrealized appreciation (depreciation)	(60,136,364)	8,883,112

Net increase (decrease) in net assets resulting from operations	(50,979,537)	13,548,821

Distributions to shareholders (Note 2):
Class I	(3,036,511)	(854,193)
Class M5	(3,248,992)	(1,521,303)
Class M4	(1,257,426)	(523,651)
Class M3	(924,255)	(409,006)

Total distributions	(8,467,184)	(3,308,153)

Net fund share transactions (Note 5):
Class I	19,828,799	65,717,446
Class M5	9,019,625	10,625,063
Class M4	2,036,936	11,852,221
Class M3	(866,995)	7,769,839

Increase (decrease) in net assets from fund share transactions	30,018,365	95,964,569

Total increase (decrease) in net assets	(29,428,356)	106,205,237
Net assets
Beginning of period	329,295,222	223,089,985

End of period	$299,866,866	$329,295,222

The accompanying notes are an integral part of the financial statements.

38

MassMutual Select T. Rowe Price Retirement 2050 Fund		MassMutual Select T. Rowe Price Retirement 2055 Fund
Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019

$8,080,558	$4,161,586	$2,651,600	$1,184,169
6,524,884	3,158,922	2,071,976	1,171,161
(94,679,090)	12,482,197	(31,382,610)	4,649,341

(80,073,648)	19,802,705	(26,659,034)	7,004,671

(3,187,897)	(942,819)	(1,226,648)	(331,818)
(5,841,778)	(2,833,186)	(2,060,990)	(880,982)
(2,486,626)	(1,271,412)	(606,864)	(226,477)
(1,051,810)	(452,516)	(421,625)	(164,088)

(12,568,111)	(5,499,933)	(4,316,127)	(1,603,365)

18,855,543	69,278,443	7,819,205	27,616,493
24,504,751	19,215,697	10,276,505	13,548,353
9,791,686	28,317,325	2,402,492	6,752,157
5,002,472	7,752,970	1,059,142	5,647,786

58,154,452	124,564,435	21,557,344	53,564,789

(34,487,307)	138,867,207	(9,417,817)	58,966,095

505,273,975	366,406,768	166,685,779	107,719,684

$470,786,668	$505,273,975	$157,267,962	$166,685,779

39

MassMutual Select T. Rowe Price Retirement Fund Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select T. Rowe Price Retirement 2060 Fund
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$557,264	$154,315
Net realized gain (loss)	570,644	103,359
Net change in unrealized appreciation (depreciation)	(7,528,302)	1,084,744

Net increase (decrease) in net assets resulting from operations	(6,400,394)	1,342,418

Distributions to shareholders (Note 2):
Class I	(372,583)	(77,246)
Class M5	(226,185)	(60,999)
Class M4	(225,271)	(73,216)
Class M3	(79,445)	(32,275)

Total distributions	(903,484)	(243,736)

Net fund share transactions (Note 5):
Class I	5,353,586	10,053,285
Class M5	2,912,609	4,466,830
Class M4	2,195,687	4,341,433
Class M3	1,223,911	1,204,199

Increase (decrease) in net assets from fund share transactions	11,685,793	20,065,747

Total increase (decrease) in net assets	4,381,915	21,164,429
Net assets
Beginning of period	33,858,639	12,694,210

End of period	$38,240,554	$33,858,639

The accompanying notes are an integral part of the financial statements.

40

MassMutual Select T. Rowe Price Retirement Balanced Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$15.46	$0.32	$(1.38)	$(1.06)	$(0.38)	$(0.11)	$(0.49)	$13.91	(7.20%	)[b]	$14,895	0.11%	[a]	0.01%	[a]	4.17%	[a]
9/30/19	15.22	0.29	0.44	0.73	(0.36)	(0.13)	(0.49)	15.46	5.24%		14,363	0.27%		0.01%		1.94%
9/30/18[g]	15.00	0.02	0.20	0.22	-	-	-	15.22	1.47%	[b]	5,429	0.41%	[a]	0.00%	[a]	0.25%	[a]
Class M5
3/31/20[r]	$15.48	$0.33	$(1.41)	$(1.08)	$(0.36)	$(0.11)	$(0.47)	$13.93	(7.26%	)[b]	$109,327	0.26%	[a]	0.16%	[a]	4.30%	[a]
9/30/19	15.21	0.08	0.64	0.72	(0.32)	(0.13)	(0.45)	15.48	5.11%		118,872	0.42%		0.16%		0.53%
9/30/18[g]	15.00	0.01	0.20	0.21	-	-	-	15.21	1.40%	[b]	9,189	0.56%	[a]	0.15%	[a]	0.09%	[a]
Class M4
3/31/20[r]	$15.42	$0.31	$(1.41)	$(1.10)	$(0.32)	$(0.11)	$(0.43)	$13.89	(7.41%	)[b]	$17,347	0.51%	[a]	0.41%	[a]	4.05%	[a]
9/30/19	15.18	0.27	0.41	0.68	(0.31)	(0.13)	(0.44)	15.42	4.85%		17,961	0.67%		0.40%		1.79%
9/30/18[g]	15.00	(0.02)	0.20	0.18	-	-	-	15.18	1.20%	[b]	14,251	0.81%	[a]	0.40%	[a]	(0.16%	)[a]
Class M3
3/31/20[r]	$15.39	$0.30	$(1.42)	$(1.12)	$(0.27)	$(0.11)	$(0.38)	$13.89	(7.51%	)[b]	$6,163	0.76%	[a]	0.66%	[a]	3.84%	[a]
9/30/19	15.16	0.25	0.39	0.64	(0.28)	(0.13)	(0.41)	15.39	4.61%		7,417	0.92%		0.66%		1.68%
9/30/18[g]	15.00	(0.04)	0.20	0.16	-	-	-	15.16	1.07%	[b]	6,340	1.06%	[a]	0.65%	[a]	(0.41%	)[a]

	Six months ended March 31, 2020[b,r]	Year ended September 30, 2019	Period ended September 30, 2018[b]
Portfolio turnover rate	20%	19%	60%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

41

MassMutual Select T. Rowe Price Retirement 2005 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$15.74	$0.37	$(1.40)	$(1.03)	$(0.43)	$(0.26)	$(0.69)	$14.02	(6.98%	)[b]	$13,738	0.61%	[a]	0.01%	[a]	4.72%	[a]
9/30/19	15.19	0.21	0.66	0.87	(0.29)	(0.03)	(0.32)	15.74	5.96%		13,386	0.87%		0.02%		1.40%
9/30/18[g]	15.00	0.04	0.15	0.19	-	-	-	15.19	1.27%	[b]	4,932	2.26%	[a]	0.00%	[a]	0.38%	[a]
Class M5
3/31/20[r]	$15.71	$0.39	$(1.43)	$(1.04)	$(0.41)	$(0.26)	$(0.67)	$14.00	(7.05%	)[b]	$7,339	0.76%	[a]	0.16%	[a]	4.96%	[a]
9/30/19	15.17	0.34	0.50	0.84	(0.27)	(0.03)	(0.30)	15.71	5.80%		8,422	1.03%		0.16%		2.26%
9/30/18[g]	15.00	0.02	0.15	0.17	-	-	-	15.17	1.13%	[b]	7,754	2.41%	[a]	0.15%	[a]	0.21%	[a]
Class M4
3/31/20[r]	$15.69	$0.36	$(1.42)	$(1.06)	$(0.38)	$(0.26)	$(0.64)	$13.99	(7.18%	)[b]	$3,216	1.01%	[a]	0.41%	[a]	4.59%	[a]
9/30/19	15.15	0.25	0.56	0.81	(0.24)	(0.03)	(0.27)	15.69	5.53%		3,138	1.28%		0.41%		1.64%
9/30/18[g]	15.00	(0.00)[d]	0.15	0.15	-	-	-	15.15	1.00%	[b]	2,059	2.66%	[a]	0.40%	[a]	(0.05%	)[a]
Class M3
3/31/20[r]	$15.64	$0.33	$(1.40)	$(1.07)	$(0.35)	$(0.26)	$(0.61)	$13.96	(7.27%	)[b]	$1,350	1.26%	[a]	0.66%	[a]	4.20%	[a]
9/30/19	15.12	0.22	0.55	0.77	(0.22)	(0.03)	(0.25)	15.64	5.28%		1,539	1.53%		0.66%		1.45%
9/30/18[g]	15.00	(0.03)	0.15	0.12	-	-	-	15.12	0.80%	[b]	895	2.91%	[a]	0.65%	[a]	(0.30%	)[a]

	Six months ended March 31, 2020[b,r]	Year ended September 30, 2019	Period ended September 30, 2018[b]
Portfolio turnover rate	30%	41%	39%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

42

MassMutual Select T. Rowe Price Retirement 2010 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$15.66	$0.36	$(1.47)	$(1.11)	$(0.43)	$(0.40)	$(0.83)	$13.72	(7.66%	)[b]	$61,944	0.13%	[a]	0.01%	[a]	4.60%	[a]
9/30/19	15.20	0.34	0.50	0.84	(0.37)	(0.01)	(0.38)	15.66	5.84%		65,842	0.16%		0.01%		2.26%
9/30/18[g]	15.00	0.02	0.18	0.20	-	-	-	15.20	1.33%	[b]	19,842	0.26%	[a]	0.00%	[a]	0.33%	[a]
Class M5
3/31/20[r]	$15.65	$0.36	$(1.49)	$(1.13)	$(0.41)	$(0.40)	$(0.81)	$13.71	(7.80%	)[b]	$26,381	0.28%	[a]	0.16%	[a]	4.68%	[a]
9/30/19	15.19	0.36	0.46	0.82	(0.35)	(0.01)	(0.36)	15.65	5.70%		30,690	0.31%		0.16%		2.43%
9/30/18[g]	15.00	0.01	0.18	0.19	-	-	-	15.19	1.27%	[b]	32,952	0.41%	[a]	0.15%	[a]	0.16%	[a]
Class M4
3/31/20[r]	$15.61	$0.34	$(1.48)	$(1.14)	$(0.37)	$(0.40)	$(0.77)	$13.70	(7.84%	)[b]	$21,867	0.53%	[a]	0.41%	[a]	4.38%	[a]
9/30/19	15.17	0.31	0.46	0.77	(0.32)	(0.01)	(0.33)	15.61	5.37%		23,473	0.56%		0.41%		2.06%
9/30/18[g]	15.00	(0.01)	0.18	0.17	-	-	-	15.17	1.13%	[b]	20,459	0.66%	[a]	0.40%	[a]	(0.08%	)[a]
Class M3
3/31/20[r]	$15.59	$0.29	$(1.45)	$(1.16)	$(0.32)	$(0.40)	$(0.72)	$13.71	(7.96%	)[b]	$13,301	0.78%	[a]	0.66%	[a]	3.81%	[a]
9/30/19	15.14	0.26	0.48	0.74	(0.28)	(0.01)	(0.29)	15.59	5.15%		13,737	0.81%		0.66%		1.74%
9/30/18[g]	15.00	(0.04)	0.18	0.14	-	-	-	15.14	0.93%	[b]	15,085	0.91%	[a]	0.65%	[a]	(0.33%	)[a]

	Six months ended March 31, 2020[b,r]	Year ended September 30, 2019	Period ended September 30, 2018[b]
Portfolio turnover rate	22%	27%	14%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

43

MassMutual Select T. Rowe Price Retirement 2015 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$15.64	$0.34	$(1.57)	$(1.23)	$(0.41)	$(0.34)	$(0.75)	$13.66	(8.42%	)[b]	$57,518	0.13%	[a]	0.01%	[a]	4.44%	[a]
9/30/19	15.21	0.30	0.49	0.79	(0.34)	(0.02)	(0.36)	15.64	5.52%		56,389	0.17%		0.01%		1.99%
9/30/18[g]	15.00	0.02	0.19	0.21	-	-	-	15.21	1.40%	[b]	27,304	0.34%	[a]	0.00%	[a]	0.29%	[a]
Class M5
3/31/20[r]	$15.62	$0.34	$(1.58)	$(1.24)	$(0.39)	$(0.34)	$(0.73)	$13.65	(8.50%	)[b]	$45,455	0.28%	[a]	0.16%	[a]	4.44%	[a]
9/30/19	15.19	0.32	0.46	0.78	(0.33)	(0.02)	(0.35)	15.62	5.44%		52,284	0.32%		0.16%		2.14%
9/30/18[g]	15.00	0.01	0.18	0.19	-	-	-	15.19	1.27%	[b]	53,386	0.49%	[a]	0.15%	[a]	0.14%	[a]
Class M4
3/31/20[r]	$15.60	$0.32	$(1.59)	$(1.27)	$(0.34)	$(0.34)	$(0.68)	$13.65	(8.64%	)[b]	$11,325	0.53%	[a]	0.41%	[a]	4.17%	[a]
9/30/19	15.17	0.23	0.51	0.74	(0.29)	(0.02)	(0.31)	15.60	5.15%		13,738	0.57%		0.41%		1.52%
9/30/18[g]	15.00	(0.01)	0.18	0.17	-	-	-	15.17	1.13%	[b]	11,781	0.74%	[a]	0.40%	[a]	(0.12%	)[a]
Class M3
3/31/20[r]	$15.56	$0.31	$(1.59)	$(1.28)	$(0.31)	$(0.34)	$(0.65)	$13.63	(8.75%	)[b]	$6,460	0.78%	[a]	0.66%	[a]	3.97%	[a]
9/30/19	15.15	0.28	0.41	0.69	(0.26)	(0.02)	(0.28)	15.56	4.84%		8,621	0.82%		0.66%		1.89%
9/30/18[g]	15.00	(0.04)	0.19	0.15	-	-	-	15.15	1.00%	[b]	7,694	0.99%	[a]	0.65%	[a]	(0.37%	)[a]

	Six months ended March 31, 2020[b,r]	Year ended September 30, 2019	Period ended September 30, 2018[b]
Portfolio turnover rate	27%	32%	19%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

44

MassMutual Select T. Rowe Price Retirement 2020 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$15.63	$0.33	$(1.74)	$(1.41)	$(0.39)	$(0.34)	$(0.73)	$13.49	(9.65%	)[b]	$209,555	0.03%	[a]	0.01%	[a]	4.19%	[a]
9/30/19	15.23	0.27	0.47	0.74	(0.33)	(0.01)	(0.34)	15.63	5.20%		219,375	0.05%		0.02%		1.81%
9/30/18[g]	15.00	0.02	0.21	0.23	-	-	-	15.23	1.53%	[b]	110,027	0.05%	[a]	0.00%	[a]	0.25%	[a]
Class M5
3/31/20[r]	$15.61	$0.33	$(1.74)	$(1.41)	$(0.37)	$(0.34)	$(0.71)	$13.49	(9.66%	)[b]	$215,063	0.18%	[a]	0.16%	[a]	4.25%	[a]
9/30/19	15.21	0.29	0.43	0.72	(0.31)	(0.01)	(0.32)	15.61	5.07%		251,317	0.20%		0.17%		1.93%
9/30/18[g]	15.00	0.01	0.20	0.21	-	-	-	15.21	1.40%	[b]	243,194	0.20%	[a]	0.15%	[a]	0.09%	[a]
Class M4
3/31/20[r]	$15.58	$0.31	$(1.74)	$(1.43)	$(0.33)	$(0.34)	$(0.67)	$13.48	(9.77%	)[b]	$127,270	0.43%	[a]	0.41%	[a]	3.98%	[a]
9/30/19	15.19	0.26	0.42	0.68	(0.28)	(0.01)	(0.29)	15.58	4.79%		147,162	0.45%		0.42%		1.77%
9/30/18[g]	15.00	(0.01)	0.20	0.19	-	-	-	15.19	1.27%	[b]	136,540	0.45%	[a]	0.40%	[a]	(0.16%	)[a]
Class M3
3/31/20[r]	$15.56	$0.28	$(1.74)	$(1.46)	$(0.28)	$(0.34)	$(0.62)	$13.48	(9.90%	)[b]	$61,720	0.68%	[a]	0.66%	[a]	3.64%	[a]
9/30/19	15.17	0.21	0.43	0.64	(0.24)	(0.01)	(0.25)	15.56	4.49%		74,882	0.70%		0.67%		1.39%
9/30/18[g]	15.00	(0.04)	0.21	0.17	-	-	-	15.17	1.13%	[b]	76,167	0.70%	[a]	0.65%	[a]	(0.41%	)[a]

	Six months ended March 31, 2020[b,r]	Year ended September 30, 2019	Period ended September 30, 2018[b]
Portfolio turnover rate	22%	19%	11%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

45

MassMutual Select T. Rowe Price Retirement 2025 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$15.62	$0.31	$(1.91)	$(1.60)	$(0.36)	$(0.24)	$(0.60)	$13.42	(10.85%	)[b]	$211,997	0.04%	[a]	0.01%	[a]	3.96%	[a]
9/30/19	15.23	0.22	0.47	0.69	(0.29)	(0.01)	(0.30)	15.62	4.91%		202,728	0.06%		0.02%		1.43%
9/30/18[g]	15.00	0.02	0.21	0.23	-	-	-	15.23	1.53%	[b]	81,689	0.09%	[a]	0.00%	[a]	0.20%	[a]
Class M5
3/31/20[r]	$15.60	$0.32	$(1.93)	$(1.61)	$(0.34)	$(0.24)	$(0.58)	$13.41	(10.91%	)[b]	$135,726	0.19%	[a]	0.16%	[a]	4.03%	[a]
9/30/19	15.22	0.26	0.41	0.67	(0.28)	(0.01)	(0.29)	15.60	4.72%		154,071	0.21%		0.16%		1.73%
9/30/18[g]	15.00	0.00 [d]	0.22	0.22	-	-	-	15.22	1.47%	[b]	147,045	0.24%	[a]	0.15%	[a]	0.05%	[a]
Class M4
3/31/20[r]	$15.58	$0.29	$(1.92)	$(1.63)	$(0.31)	$(0.24)	$(0.55)	$13.40	(11.06%	)[b]	$71,488	0.44%	[a]	0.41%	[a]	3.69%	[a]
9/30/19	15.20	0.20	0.44	0.64	(0.25)	(0.01)	(0.26)	15.58	4.48%		81,705	0.46%		0.41%		1.33%
9/30/18[g]	15.00	(0.02)	0.22	0.20	-	-	-	15.20	1.33%	[b]	61,589	0.49%	[a]	0.40%	[a]	(0.20%	)[a]
Class M3
3/31/20[r]	$15.53	$0.28	$(1.93)	$(1.65)	$(0.27)	$(0.24)	$(0.51)	$13.37	(11.18%	)[b]	$51,806	0.69%	[a]	0.66%	[a]	3.53%	[a]
9/30/19	15.17	0.16	0.44	0.60	(0.23)	(0.01)	(0.24)	15.53	4.23%		64,120	0.71%		0.66%		1.10%
9/30/18[g]	15.00	(0.04)	0.21	0.17	-	-	-	15.17	1.13%	[b]	44,333	0.74%	[a]	0.65%	[a]	(0.45%	)[a]

	Six months ended March 31, 2020[b,r]	Year ended September 30, 2019	Period ended September 30, 2018[b]
Portfolio turnover rate	19%	14%	10%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

46

MassMutual Select T. Rowe Price Retirement 2030 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$15.60	$0.29	$(2.07)	$(1.78)	$(0.34)	$(0.22)	$(0.56)	$13.26	(11.99%	)[b]	$321,777	0.02%	[a]	0.00%	[a,e]	3.70%	[a]
9/30/19	15.23	0.20	0.45	0.65	(0.28)	(0.00)[d]	(0.28)	15.60	4.61%		329,602	0.04%		0.01%		1.37%
9/30/18[g]	15.00	0.01	0.22	0.23	-	-	-	15.23	1.53%	[b]	148,473	0.04%	[a]	0.00%	[a]	0.16%	[a]
Class M5
3/31/20[r]	$15.58	$0.29	$(2.07)	$(1.78)	$(0.32)	$(0.22)	$(0.54)	$13.26	(11.99%	)[b]	$386,418	0.17%	[a]	0.16%	[a]	3.71%	[a]
9/30/19	15.22	0.23	0.39	0.62	(0.26)	(0.00)[d]	(0.26)	15.58	4.41%		434,061	0.19%		0.16%		1.53%
9/30/18[g]	15.00	0.00 [d]	0.22	0.22	-	-	-	15.22	1.47%	[b]	409,120	0.19%	[a]	0.15%	[a]	0.00%	[a]
Class M4
3/31/20[r]	$15.55	$0.27	$(2.08)	$(1.81)	$(0.28)	$(0.22)	$(0.50)	$13.24	(12.16%	)[b]	$218,421	0.42%	[a]	0.41%	[a]	3.43%	[a]
9/30/19	15.20	0.20	0.39	0.59	(0.24)	(0.00)[d]	(0.24)	15.55	4.16%		247,113	0.44%		0.41%		1.34%
9/30/18[g]	15.00	(0.02)	0.22	0.20	-	-	-	15.20	1.33%	[b]	193,313	0.44%	[a]	0.40%	[a]	(0.25%	)[a]
Class M3
3/31/20[r]	$15.53	$0.25	$(2.07)	$(1.82)	$(0.24)	$(0.22)	$(0.46)	$13.25	(12.21%	)[b]	$108,047	0.67%	[a]	0.66%	[a]	3.15%	[a]
9/30/19	15.17	0.15	0.41	0.56	(0.20)	(0.00)[d]	(0.20)	15.53	3.93%		131,017	0.69%		0.66%		1.01%
9/30/18[g]	15.00	(0.05)	0.22	0.17	-	-	-	15.17	1.13%	[b]	123,963	0.69%	[a]	0.65%	[a]	(0.50%	)[a]

	Six months ended March 31, 2020[b,r]	Year ended September 30, 2019	Period ended September 30, 2018[b]
Portfolio turnover rate	16%	12%	7%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

47

MassMutual Select T. Rowe Price Retirement 2035 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$15.58	$0.27	$(2.19)	$(1.92)	$(0.32)	$(0.17)	$(0.49)	$13.17	(12.87%	)[b]	$178,474	0.04%	[a]	0.00%	[a]	3.51%	[a]
9/30/19	15.24	0.17	0.42	0.59	(0.25)	(0.00)[d]	(0.25)	15.58	4.23%		172,985	0.07%		0.02%		1.15%
9/30/18[g]	15.00	0.01	0.23	0.24	-	-	-	15.24	1.60%	[b]	70,756	0.10%	[a]	0.00%	[a]	0.12%	[a]
Class M5
3/31/20[r]	$15.56	$0.28	$(2.21)	$(1.93)	$(0.30)	$(0.17)	$(0.47)	$13.16	(12.94%	)[b]	$139,151	0.19%	[a]	0.15%	[a]	3.51%	[a]
9/30/19	15.23	0.20	0.37	0.57	(0.24)	(0.00)[d]	(0.24)	15.56	4.05%		155,562	0.22%		0.16%		1.31%
9/30/18[g]	15.00	(0.00)[d]	0.23	0.23	-	-	-	15.23	1.53%	[b]	136,793	0.25%	[a]	0.15%	[a]	(0.03%	)[a]
Class M4
3/31/20[r]	$15.53	$0.25	$(2.19)	$(1.94)	$(0.27)	$(0.17)	$(0.44)	$13.15	(13.03%	)[b]	$59,034	0.44%	[a]	0.40%	[a]	3.22%	[a]
9/30/19	15.20	0.16	0.38	0.54	(0.21)	(0.00)[d]	(0.21)	15.53	3.81%		65,583	0.47%		0.41%		1.05%
9/30/18[g]	15.00	(0.03)	0.23	0.20	-	-	-	15.20	1.33%	[b]	54,036	0.50%	[a]	0.40%	[a]	(0.28%	)[a]
Class M3
3/31/20[r]	$15.50	$0.23	$(2.21)	$(1.98)	$(0.22)	$(0.17)	$(0.39)	$13.13	(13.22%	)[b]	$45,614	0.69%	[a]	0.65%	[a]	2.99%	[a]
9/30/19	15.18	0.12	0.39	0.51	(0.19)	(0.00)[d]	(0.19)	15.50	3.57%		57,490	0.72%		0.66%		0.80%
9/30/18[g]	15.00	(0.05)	0.23	0.18	-	-	-	15.18	1.20%	[b]	50,119	0.75%	[a]	0.65%	[a]	(0.53%	)[a]

	Six months ended March 31, 2020[b,r]	Year ended September 30, 2019	Period ended September 30, 2018[b]
Portfolio turnover rate	14%	12%	9%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

48

MassMutual Select T. Rowe Price Retirement 2040 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$15.56	$0.26	$(2.30)	$(2.04)	$(0.31)	$(0.13)	$(0.44)	$13.08	(13.65%	)[b]	$217,827	0.03%	[a]	0.00%	[a]	3.29%	[a]
9/30/19	15.24	0.16	0.40	0.56	(0.24)	(0.00)[d]	(0.24)	15.56	3.97%		223,242	0.04%		0.02%		1.05%
9/30/18[g]	15.00	0.01	0.23	0.24	-	-	-	15.24	1.60%	[b]	99,534	0.05%	[a]	0.00%	[a]	0.08%	[a]
Class M5
3/31/20[r]	$15.54	$0.26	$(2.30)	$(2.04)	$(0.29)	$(0.13)	$(0.42)	$13.08	(13.65%	)[b]	$303,332	0.18%	[a]	0.15%	[a]	3.26%	[a]
9/30/19	15.23	0.18	0.35	0.53	(0.22)	(0.00)[d]	(0.22)	15.54	3.77%		337,741	0.19%		0.16%		1.20%
9/30/18[g]	15.00	(0.01)	0.24	0.23	-	-	-	15.23	1.53%	[b]	316,521	0.20%	[a]	0.15%	[a]	(0.07%	)[a]
Class M4
3/31/20[r]	$15.50	$0.23	$(2.29)	$(2.06)	$(0.25)	$(0.13)	$(0.38)	$13.06	(13.75%	)[b]	$170,976	0.43%	[a]	0.40%	[a]	3.00%	[a]
9/30/19	15.21	0.15	0.34	0.49	(0.20)	(0.00)[d]	(0.20)	15.50	3.48%		189,684	0.44%		0.42%		1.00%
9/30/18[g]	15.00	(0.03)	0.24	0.21	-	-	-	15.21	1.40%	[b]	132,361	0.45%	[a]	0.40%	[a]	(0.32%	)[a]
Class M3
3/31/20[r]	$15.49	$0.21	$(2.30)	$(2.09)	$(0.21)	$(0.13)	$(0.34)	$13.06	(13.91%	)[b]	$82,876	0.68%	[a]	0.65%	[a]	2.68%	[a]
9/30/19	15.18	0.09	0.38	0.47	(0.16)	(0.00)[d]	(0.16)	15.49	3.30%		94,948	0.69%		0.66%		0.64%
9/30/18[g]	15.00	(0.05)	0.23	0.18	-	-	-	15.18	1.20%	[b]	86,806	0.70%	[a]	0.65%	[a]	(0.57%	)[a]

	Six months ended March 31, 2020[b,r]	Year ended September 30, 2019	Period ended September 30, 2018[b]
Portfolio turnover rate	12%	10%	6%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

49

MassMutual Select T. Rowe Price Retirement 2045 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$15.54	$0.25	$(2.38)	$(2.13)	$(0.29)	$(0.12)	$(0.41)	$13.00	(14.21%	)[b]	$109,678	0.06%	[a]	0.00%	[a]	3.15%	[a]
9/30/19	15.25	0.14	0.38	0.52	(0.23)	(0.00)[d]	(0.23)	15.54	3.71%		111,981	0.08%		0.01%		0.91%
9/30/18[g]	15.00	0.01	0.24	0.25	-	-	-	15.25	1.67%	[b]	41,249	0.12%	[a]	0.00%	[a]	0.06%	[a]
Class M5
3/31/20[r]	$15.53	$0.24	$(2.39)	$(2.15)	$(0.27)	$(0.12)	$(0.39)	$12.99	(14.33%	)[b]	$107,169	0.21%	[a]	0.14%	[a]	3.10%	[a]
9/30/19	15.23	0.16	0.35	0.51	(0.21)	(0.00)[d]	(0.21)	15.53	3.64%		119,760	0.23%		0.15%		1.08%
9/30/18[g]	15.00	(0.01)	0.24	0.23	-	-	-	15.23	1.53%	[b]	106,428	0.27%	[a]	0.15%	[a]	(0.09%	)[a]
Class M4
3/31/20[r]	$15.50	$0.23	$(2.39)	$(2.16)	$(0.24)	$(0.12)	$(0.36)	$12.98	(14.41%	)[b]	$46,254	0.46%	[a]	0.39%	[a]	2.87%	[a]
9/30/19	15.21	0.12	0.35	0.47	(0.18)	(0.00)[d]	(0.18)	15.50	3.35%		53,040	0.48%		0.40%		0.78%
9/30/18[g]	15.00	(0.03)	0.24	0.21	-	-	-	15.21	1.40%	[b]	39,913	0.52%	[a]	0.40%	[a]	(0.34%	)[a]
Class M3
3/31/20[r]	$15.47	$0.21	$(2.39)	$(2.18)	$(0.20)	$(0.12)	$(0.32)	$12.97	(14.52%	)[b]	$36,765	0.71%	[a]	0.64%	[a]	2.62%	[a]
9/30/19	15.19	0.08	0.36	0.44	(0.16)	(0.00)[d]	(0.16)	15.47	3.08%		44,515	0.73%		0.65%		0.55%
9/30/18[g]	15.00	(0.05)	0.24	0.19	-	-	-	15.19	1.27%	[b]	35,501	0.77%	[a]	0.65%	[a]	(0.59%	)[a]

	Six months ended March 31, 2020[b,r]	Year ended September 30, 2019	Period ended September 30, 2018[b]
Portfolio turnover rate	12%	10%	8%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

50

MassMutual Select T. Rowe Price Retirement 2050 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$15.55	$0.25	$(2.39)	$(2.14)	$(0.29)	$(0.11)	$(0.40)	$13.01	(14.27%	)[b]	$117,685	0.04%	[a]	0.00%	[a]	3.14%	[a]
9/30/19	15.25	0.13	0.40	0.53	(0.23)	(0.00)[d]	(0.23)	15.55	3.75%		121,897	0.06%		0.01%		0.90%
9/30/18[g]	15.00	0.00 [d]	0.25	0.25	-	-	-	15.25	1.67%	[b]	46,555	0.08%	[a]	0.00%	[a]	0.06%	[a]
Class M5
3/31/20[r]	$15.53	$0.24	$(2.38)	$(2.14)	$(0.27)	$(0.11)	$(0.38)	$13.01	(14.27%	)[b]	$206,564	0.19%	[a]	0.14%	[a]	3.09%	[a]
9/30/19	15.23	0.16	0.35	0.51	(0.21)	(0.00)[d]	(0.21)	15.53	3.62%		223,250	0.21%		0.15%		1.11%
9/30/18[g]	15.00	(0.01)	0.24	0.23	-	-	-	15.23	1.53%	[b]	199,760	0.23%	[a]	0.15%	[a]	(0.09%	)[a]
Class M4
3/31/20[r]	$15.49	$0.22	$(2.38)	$(2.16)	$(0.23)	$(0.11)	$(0.34)	$12.99	(14.36%	)[b]	$97,742	0.44%	[a]	0.39%	[a]	2.85%	[a]
9/30/19	15.21	0.14	0.33	0.47	(0.19)	(0.00)[d]	(0.19)	15.49	3.33%		106,909	0.46%		0.41%		0.93%
9/30/18[g]	15.00	(0.03)	0.24	0.21	-	-	-	15.21	1.40%	[b]	76,013	0.48%	[a]	0.40%	[a]	(0.34%	)[a]
Class M3
3/31/20[r]	$15.47	$0.20	$(2.38)	$(2.18)	$(0.19)	$(0.11)	$(0.30)	$12.99	(14.46%	)[b]	$48,796	0.69%	[a]	0.64%	[a]	2.55%	[a]
9/30/19	15.19	0.08	0.35	0.43	(0.15)	(0.00)[d]	(0.15)	15.47	3.03%		53,218	0.71%		0.65%		0.54%
9/30/18[g]	15.00	(0.05)	0.24	0.19	-	-	-	15.19	1.27%	[b]	44,079	0.73%	[a]	0.65%	[a]	(0.59%	)[a]

	Six months ended March 31, 2020[b,r]	Year ended September 30, 2019	Period ended September 30, 2018[b]
Portfolio turnover rate	11%	10%	5%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

51

MassMutual Select T. Rowe Price Retirement 2055 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$15.54	$0.25	$(2.39)	$(2.14)	$(0.29)	$(0.12)	$(0.41)	$12.99	(14.27%	)[b]	$45,359	0.10%	[a]	0.00%	[a]	3.13%	[a]
9/30/19	15.25	0.13	0.39	0.52	(0.23)	(0.00)[d]	(0.23)	15.54	3.70%		46,245	0.15%		0.01%		0.85%
9/30/18[g]	15.00	(0.00)[d]	0.25	0.25	-	-	-	15.25	1.67%	[b]	16,170	0.24%	[a]	0.00%	[a]	0.06%	[a]
Class M5
3/31/20[r]	$15.52	$0.24	$(2.38)	$(2.14)	$(0.27)	$(0.12)	$(0.39)	$12.99	(14.26%	)[b]	$71,036	0.25%	[a]	0.14%	[a]	3.05%	[a]
9/30/19	15.23	0.16	0.34	0.50	(0.21)	(0.00)[d]	(0.21)	15.52	3.57%		75,163	0.30%		0.15%		1.06%
9/30/18[g]	15.00	(0.01)	0.24	0.23	-	-	-	15.23	1.53%	[b]	59,887	0.39%	[a]	0.15%	[a]	(0.09%	)[a]
Class M4
3/31/20[r]	$15.50	$0.22	$(2.39)	$(2.17)	$(0.24)	$(0.12)	$(0.36)	$12.97	(14.46%	)[b]	$23,423	0.50%	[a]	0.39%	[a]	2.82%	[a]
9/30/19	15.21	0.11	0.36	0.47	(0.18)	(0.00)[d]	(0.18)	15.50	3.34%		25,459	0.55%		0.40%		0.71%
9/30/18[g]	15.00	(0.03)	0.24	0.21	-	-	-	15.21	1.40%	[b]	18,047	0.64%	[a]	0.40%	[a]	(0.34%	)[a]
Class M3
3/31/20[r]	$15.46	$0.20	$(2.39)	$(2.19)	$(0.20)	$(0.12)	$(0.32)	$12.95	(14.56%	)[b]	$17,450	0.75%	[a]	0.64%	[a]	2.55%	[a]
9/30/19	15.19	0.08	0.35	0.43	(0.16)	(0.00)[d]	(0.16)	15.46	3.05%		19,819	0.80%		0.65%		0.51%
9/30/18[g]	15.00	(0.05)	0.24	0.19	-	-	-	15.19	1.27%	[b]	13,616	0.89%	[a]	0.65%	[a]	(0.59%	)[a]

	Six months ended March 31, 2020[b,r]	Year ended September 30, 2019	Period ended September 30, 2018[b]
Portfolio turnover rate	13%	9%	9%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

52

MassMutual Select T. Rowe Price Retirement 2060 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$15.51	$0.23	$(2.35)	$(2.12)	$(0.29)	$(0.12)	$(0.41)	$12.98	(14.21%	)[b]	$16,343	0.44%	[a]	0.00%	[a,e]	2.92%	[a]
9/30/19	15.25	0.12	0.39	0.51	(0.23)	(0.02)	(0.25)	15.51	3.67%		14,159	0.85%		0.01%		0.79%
9/30/18[g]	15.00	0.00 [d]	0.25	0.25	-	-	-	15.25	1.67%	[b]	3,616	2.35%	[a]	0.00%	[a]	0.06%	[a]
Class M5
3/31/20[r]	$15.49	$0.24	$(2.37)	$(2.13)	$(0.27)	$(0.12)	$(0.39)	$12.97	(14.25%	)[b]	$9,014	0.59%	[a]	0.15%	[a]	3.02%	[a]
9/30/19	15.24	0.12	0.36	0.48	(0.21)	(0.02)	(0.23)	15.49	3.50%		7,791	1.00%		0.15%		0.78%
9/30/18[g]	15.00	(0.01)	0.25	0.24	-	-	-	15.24	1.60%	[b]	3,032	2.50%	[a]	0.15%	[a]	(0.09%	)[a]
Class M4
3/31/20[r]	$15.46	$0.22	$(2.38)	$(2.16)	$(0.24)	$(0.12)	$(0.36)	$12.94	(14.43%	)[b]	$8,961	0.84%	[a]	0.40%	[a]	2.87%	[a]
9/30/19	15.21	0.10	0.36	0.46	(0.19)	(0.02)	(0.21)	15.46	3.34%		8,489	1.25%		0.40%		0.68%
9/30/18[g]	15.00	(0.02)	0.23	0.21	-	-	-	15.21	1.40%	[b]	3,919	2.75%	[a]	0.40%	[a]	(0.34%	)[a]
Class M3
3/31/20[r]	$15.42	$0.19	$(2.37)	$(2.18)	$(0.20)	$(0.12)	$(0.32)	$12.92	(14.54%	)[b]	$3,923	1.09%	[a]	0.65%	[a]	2.43%	[a]
9/30/19	15.19	0.07	0.35	0.42	(0.17)	(0.02)	(0.19)	15.42	3.03%		3,420	1.50%		0.65%		0.49%
9/30/18[g]	15.00	(0.04)	0.23	0.19	-	-	-	15.19	1.27%	[b]	2,126	3.00%	[a]	0.65%	[a]	(0.59%	)[a]

	Six months ended March 31, 2020[b,r]	Year ended September 30, 2019	Period ended September 30, 2018[b]
Portfolio turnover rate	17%	16%	36%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share
e	Amount is less than 0.005%
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

53

Notes to Financial Statements (Unaudited)

1.	The Funds

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The following are 13 series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Select T. Rowe Price Retirement Balanced Fund (“MM Select T. Rowe Price Retirement Balanced Fund”)

MassMutual Select T. Rowe Price Retirement 2005 Fund (“MM Select T. Rowe Price Retirement 2005 Fund”)

MassMutual Select T. Rowe Price Retirement 2010 Fund (“MM Select T. Rowe Price Retirement 2010 Fund”)

MassMutual Select T. Rowe Price Retirement 2015 Fund (“MM Select T. Rowe Price Retirement 2015 Fund”)

MassMutual Select T. Rowe Price Retirement 2020 Fund (“MM Select T. Rowe Price Retirement 2020 Fund”)

MassMutual Select T. Rowe Price Retirement 2025 Fund (“MM Select T. Rowe Price Retirement 2025 Fund”)

MassMutual Select T. Rowe Price Retirement 2030 Fund (“MM Select T. Rowe Price Retirement 2030 Fund”)

MassMutual Select T. Rowe Price Retirement 2035 Fund (“MM Select T. Rowe Price Retirement 2035 Fund”)

MassMutual Select T. Rowe Price Retirement 2040 Fund (“MM Select T. Rowe Price Retirement 2040 Fund”)

MassMutual Select T. Rowe Price Retirement 2045 Fund (“MM Select T. Rowe Price Retirement 2045 Fund”)

MassMutual Select T. Rowe Price Retirement 2050 Fund (“MM Select T. Rowe Price Retirement 2050 Fund”)

MassMutual Select T. Rowe Price Retirement 2055 Fund (“MM Select T. Rowe Price Retirement 2055 Fund”)

MassMutual Select T. Rowe Price Retirement 2060 Fund (“MM Select T. Rowe Price Retirement 2060 Fund”)

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

The Funds invest their investable assets primarily in shares of series of the Trust and T. Rowe Price Funds (together, the “Underlying Funds”). The financial statements included herein are those of the Funds. The financial statements of the applicable Underlying Funds are presented separately and can be obtained from the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov or by calling MML Investment Advisers, LLC (“MML Advisers”) at 1-888-309-3539.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight

54

Notes to Financial Statements (Unaudited) (Continued)

of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that an Underlying Fund holds foreign securities that trade on days that foreign securities markets are open.

The net asset value of each Fund is based upon the net asset value(s) of its corresponding Underlying Funds. Shares of the Underlying Funds are valued at their closing net asset values as reported on each business day.

Certain Underlying Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day.

The Prospectuses and Statements of Additional Information (“SAIs”) for the Underlying Funds explain the valuation methods for the Underlying Funds, including the circumstances under which the Underlying Funds may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the SEC’s EDGAR database on its website at http://www.sec.gov.

Various inputs may be used to determine the value of the Funds’ investments. The Funds categorize the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as summarized below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)

Each Fund characterized all investments at Level 1, as of March 31, 2020. For each Fund, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Funds had no Level 3 transfers during the period ended March 31, 2020.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and distributions including realized gain distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net

55

Notes to Financial Statements (Unaudited) (Continued)

assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets or another alternative method.

In addition, each Fund will also incur certain fees and expenses indirectly as a shareholder in the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and each Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Foreign Securities

Certain Underlying Funds may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Advisory Fees and Other Transactions

Investment Advisory Fees and Investment Subadviser

MML Advisers, a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. MML Advisers does not receive advisory fees in return for these services.

MML Advisers has also entered into an investment subadvisory agreement with the unaffiliated investment subadviser, T. Rowe Price Associates, Inc. (“T. Rowe Price”), for each Fund.

56

Notes to Financial Statements (Unaudited) (Continued)

Administration Fees

Under an Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class M5	Class M4	Class M3
MM Select T. Rowe Price Retirement Balanced Fund	None	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2005 Fund	None	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2010 Fund	None	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2015 Fund	None	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2020 Fund	None	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2025 Fund	None	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2030 Fund	None	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2035 Fund	None	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2040 Fund	None	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2045 Fund	None	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2050 Fund	None	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2055 Fund	None	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2060 Fund	None	0.15%	0.15%	0.15%

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as a distributor to each Fund. Pursuant to a 12b-1 Plan adopted by the Trust, Class M4 shares of each Fund pay an annual fee of 0.25% of the average daily net assets of the class; and Class M3 shares of each Fund pay an annual fee of 0.50% of the average daily net assets of the class, to the Distributor. Such payments compensate the Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to each Fund’s shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

Expense Caps and Waivers

MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable), based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class M5	Class M4	Class M3
MM Select T. Rowe Price Retirement Balanced Fund*	0.34%	0.49%	0.74%	0.99%
MM Select T. Rowe Price Retirement 2060 Fund*	0.56%	0.71%	0.96%	1.21%

*	Expense caps in effect through January 31, 2021.

57

Notes to Financial Statements (Unaudited) (Continued)

Effective October 18, 2019, MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable), based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class M5	Class M4	Class M3
MM Select T. Rowe Price Retirement 2005 Fund**	0.37%	0.52%	0.77%	1.02%
MM Select T. Rowe Price Retirement 2010 Fund**	0.37%	0.52%	0.77%	1.02%
MM Select T. Rowe Price Retirement 2015 Fund**	0.40%	0.55%	0.80%	1.05%
MM Select T. Rowe Price Retirement 2020 Fund**	0.43%	0.58%	0.83%	1.08%
MM Select T. Rowe Price Retirement 2025 Fund**	0.47%	0.62%	0.87%	1.12%
MM Select T. Rowe Price Retirement 2030 Fund**	0.50%	0.65%	0.90%	1.15%
MM Select T. Rowe Price Retirement 2035 Fund**	0.52%	0.67%	0.92%	1.17%
MM Select T. Rowe Price Retirement 2040 Fund**	0.54%	0.69%	0.94%	1.19%
MM Select T. Rowe Price Retirement 2045 Fund**	0.55%	0.70%	0.95%	1.20%
MM Select T. Rowe Price Retirement 2050 Fund**	0.55%	0.70%	0.95%	1.20%
MM Select T. Rowe Price Retirement 2055 Fund**	0.55%	0.70%	0.95%	1.20%

**	Expense caps in effect through January 31, 2021.

Prior to October 18, 2019, MML Advisers agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable), based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class M5	Class M4	Class M3
MM Select T. Rowe Price Retirement 2005 Fund	0.38%	0.53%	0.78%	1.03%
MM Select T. Rowe Price Retirement 2010 Fund	0.38%	0.53%	0.78%	1.03%
MM Select T. Rowe Price Retirement 2015 Fund	0.41%	0.56%	0.81%	1.06%
MM Select T. Rowe Price Retirement 2020 Fund	0.45%	0.60%	0.85%	1.10%
MM Select T. Rowe Price Retirement 2025 Fund	0.48%	0.63%	0.88%	1.13%
MM Select T. Rowe Price Retirement 2030 Fund	0.51%	0.66%	0.91%	1.16%
MM Select T. Rowe Price Retirement 2035 Fund	0.54%	0.69%	0.94%	1.19%
MM Select T. Rowe Price Retirement 2040 Fund	0.56%	0.71%	0.96%	1.21%
MM Select T. Rowe Price Retirement 2045 Fund	0.56%	0.71%	0.96%	1.21%
MM Select T. Rowe Price Retirement 2050 Fund	0.56%	0.71%	0.96%	1.21%
MM Select T. Rowe Price Retirement 2055 Fund	0.56%	0.71%	0.96%	1.21%

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.

58

Notes to Financial Statements (Unaudited) (Continued)

The following table shows beneficial ownership of Funds’ shares by affiliated parties at March 31, 2020:

Total % Ownership by Related Party
MM Select T. Rowe Price Retirement Balanced Fund	23.1%
MM Select T. Rowe Price Retirement 2005 Fund	54.6%
MM Select T. Rowe Price Retirement 2010 Fund	60.4%
MM Select T. Rowe Price Retirement 2015 Fund	70.5%
MM Select T. Rowe Price Retirement 2020 Fund	71.9%
MM Select T. Rowe Price Retirement 2025 Fund	66.6%
MM Select T. Rowe Price Retirement 2030 Fund	72.2%
MM Select T. Rowe Price Retirement 2035 Fund	68.3%
MM Select T. Rowe Price Retirement 2040 Fund	72.3%
MM Select T. Rowe Price Retirement 2045 Fund	71.0%
MM Select T. Rowe Price Retirement 2050 Fund	74.3%
MM Select T. Rowe Price Retirement 2055 Fund	77.7%
MM Select T. Rowe Price Retirement 2060 Fund	60.3%

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investments in Underlying Funds (excluding short-term investments) for the period ended March 31, 2020, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
MM Select T. Rowe Price Retirement Balanced Fund	$-	$37,923,424	$-	$31,474,030
MM Select T. Rowe Price Retirement 2005 Fund	-	10,300,507	-	8,209,790
MM Select T. Rowe Price Retirement 2010 Fund	-	35,913,046	-	30,570,468
MM Select T. Rowe Price Retirement 2015 Fund	-	43,117,141	-	36,843,337
MM Select T. Rowe Price Retirement 2020 Fund	-	169,514,941	-	156,781,276
MM Select T. Rowe Price Retirement 2025 Fund	-	148,257,250	-	103,155,238
MM Select T. Rowe Price Retirement 2030 Fund	-	260,704,849	-	188,730,160
MM Select T. Rowe Price Retirement 2035 Fund	-	114,442,700	-	66,258,948
MM Select T. Rowe Price Retirement 2040 Fund	-	178,751,545	-	102,499,282
MM Select T. Rowe Price Retirement 2045 Fund	-	68,574,301	-	39,393,997
MM Select T. Rowe Price Retirement 2050 Fund	-	116,081,139	-	58,698,638
MM Select T. Rowe Price Retirement 2055 Fund	-	43,743,547	-	22,682,321
MM Select T. Rowe Price Retirement 2060 Fund	-	18,081,865	-	6,532,135

59

Notes to Financial Statements (Unaudited) (Continued)

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended March 31, 2020		Year Ended September 30, 2019

	Shares	Amount	Shares	Amount
MM Select T. Rowe Price Retirement Balanced Fund Class I
Sold	257,918	$3,916,037	715,063	$10,523,961
Issued as reinvestment of dividends	27,361	426,283	22,020	302,771
Redeemed	(143,385)	(2,165,332)	(165,003)	(2,457,035)

Net increase (decrease)	141,894	$2,176,988	572,080	$8,369,697

MM Select T. Rowe Price Retirement Balanced Fund Class M5
Sold	455,867	$7,109,155	7,310,111	$112,575,729
Issued as reinvestment of dividends	238,299	3,719,842	19,869	273,993
Redeemed	(523,186)	(7,893,602)	(256,202)	(3,835,523)

Net increase (decrease)	170,980	$2,935,395	7,073,778	$109,014,199

MM Select T. Rowe Price Retirement Balanced Fund Class M4
Sold	235,834	$3,677,211	381,996	$5,662,771
Issued as reinvestment of dividends	34,881	543,452	30,575	420,708
Redeemed	(186,724)	(2,844,696)	(186,638)	(2,786,193)

Net increase (decrease)	83,991	$1,375,967	225,933	$3,297,286

MM Select T. Rowe Price Retirement Balanced Fund Class M3
Sold	29,714	$454,317	171,862	$2,548,969
Issued as reinvestment of dividends	11,494	179,071	14,126	194,378
Redeemed	(79,411)	(1,202,469)	(122,194)	(1,827,878)

Net increase (decrease)	(38,203)	$(569,081)	63,794	$915,469

MM Select T. Rowe Price Retirement 2005 Fund Class I
Sold	230,585	$3,616,533	802,012	$11,968,942
Issued as reinvestment of dividends	39,059	609,704	14,056	196,650
Redeemed	(139,900)	(2,147,954)	(290,650)	(4,373,451)

Net increase (decrease)	129,744	$2,078,283	525,418	$7,792,141

MM Select T. Rowe Price Retirement 2005 Fund Class M5
Sold	102,492	$1,603,658	154,444	$2,332,076
Issued as reinvestment of dividends	24,918	388,470	10,366	144,916
Redeemed	(139,150)	(2,165,637)	(140,063)	(2,133,822)

Net increase (decrease)	(11,740)	$(173,509)	24,747	$343,170

MM Select T. Rowe Price Retirement 2005 Fund Class M4
Sold	54,244	$825,325	92,736	$1,371,799
Issued as reinvestment of dividends	9,422	146,977	2,486	34,772
Redeemed	(33,690)	(505,700)	(31,241)	(458,162)

Net increase (decrease)	29,976	$466,602	63,981	$948,409

60

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2020		Year Ended September 30, 2019

	Shares	Amount	Shares	Amount
MM Select T. Rowe Price Retirement 2005 Fund Class M3
Sold	8,948	$138,665	94,140	$1,441,159
Issued as reinvestment of dividends	3,675	57,222	973	13,589
Redeemed	(14,289)	(220,809)	(55,900)	(858,618)

Net increase (decrease)	(1,666)	$(24,922)	39,213	$596,130

MM Select T. Rowe Price Retirement 2010 Fund Class I
Sold	545,953	$8,439,330	3,480,969	$52,363,263
Issued as reinvestment of dividends	223,014	3,445,570	95,805	1,324,019
Redeemed	(458,074)	(6,948,092)	(677,620)	(10,163,602)

Net increase (decrease)	310,893	$4,936,808	2,899,154	$43,523,680

MM Select T. Rowe Price Retirement 2010 Fund Class M5
Sold	246,113	$3,853,549	208,173	$3,098,309
Issued as reinvestment of dividends	108,006	1,668,689	56,563	781,704
Redeemed	(392,156)	(5,884,095)	(472,331)	(6,906,077)

Net increase (decrease)	(38,037)	$(361,857)	(207,595)	$(3,026,064)

MM Select T. Rowe Price Retirement 2010 Fund Class M4
Sold	214,502	$3,377,943	959,088	$14,493,387
Issued as reinvestment of dividends	80,309	1,239,970	37,411	517,025
Redeemed	(202,157)	(3,035,552)	(841,921)	(12,755,549)

Net increase (decrease)	92,654	$1,582,361	154,578	$2,254,863

MM Select T. Rowe Price Retirement 2010 Fund Class M3
Sold	196,762	$2,938,046	158,810	$2,339,321
Issued as reinvestment of dividends	37,872	585,880	19,769	273,398
Redeemed	(145,540)	(2,263,153)	(293,607)	(4,403,028)

Net increase (decrease)	89,094	$1,260,773	(115,028)	$(1,790,309)

MM Select T. Rowe Price Retirement 2015 Fund Class I
Sold	1,268,766	$19,996,121	2,921,985	$43,464,100
Issued as reinvestment of dividends	185,348	2,885,875	67,876	928,545
Redeemed	(847,757)	(12,847,870)	(1,180,373)	(17,524,802)

Net increase (decrease)	606,357	$10,034,126	1,809,488	$26,867,843

MM Select T. Rowe Price Retirement 2015 Fund Class M5
Sold	377,947	$5,967,772	207,254	$3,077,805
Issued as reinvestment of dividends	161,918	2,519,440	87,287	1,194,090
Redeemed	(556,504)	(8,589,340)	(460,776)	(6,859,710)

Net increase (decrease)	(16,639)	$(102,128)	(166,235)	$(2,587,815)

MM Select T. Rowe Price Retirement 2015 Fund Class M4
Sold	76,729	$1,183,496	520,739	$7,643,194
Issued as reinvestment of dividends	36,596	569,800	17,563	240,259
Redeemed	(164,418)	(2,493,607)	(434,108)	(6,593,146)

Net increase (decrease)	(51,093)	$(740,311)	104,194	$1,290,307

61

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2020		Year Ended September 30, 2019

	Shares	Amount	Shares	Amount
MM Select T. Rowe Price Retirement 2015 Fund Class M3
Sold	32,473	$499,311	302,940	$4,449,202
Issued as reinvestment of dividends	22,341	347,634	13,362	182,792
Redeemed	(134,972)	(2,055,294)	(270,206)	(3,976,218)

Net increase (decrease)	(80,158)	$(1,208,349)	46,096	$655,776

MM Select T. Rowe Price Retirement 2020 Fund Class I
Sold	3,356,886	$52,703,358	8,843,169	$131,770,115
Issued as reinvestment of dividends	660,959	10,363,843	254,826	3,437,606
Redeemed	(2,524,494)	(38,172,849)	(2,287,599)	(34,125,477)

Net increase (decrease)	1,493,351	$24,894,352	6,810,396	$101,082,244

MM Select T. Rowe Price Retirement 2020 Fund Class M5
Sold	1,112,335	$17,467,240	1,899,483	$28,406,581
Issued as reinvestment of dividends	751,372	11,773,999	382,034	5,153,643
Redeemed	(2,015,585)	(30,205,723)	(2,170,204)	(31,953,926)

Net increase (decrease)	(151,878)	$(964,484)	111,313	$1,606,298

MM Select T. Rowe Price Retirement 2020 Fund Class M4
Sold	1,186,440	$18,308,497	3,641,894	$53,642,198
Issued as reinvestment of dividends	410,865	6,438,259	217,243	2,930,614
Redeemed	(1,598,234)	(24,273,069)	(3,402,739)	(50,475,704)

Net increase (decrease)	(929)	$473,687	456,398	$6,097,108

MM Select T. Rowe Price Retirement 2020 Fund Class M3
Sold	666,939	$10,232,501	1,118,238	$16,614,183
Issued as reinvestment of dividends	183,838	2,884,412	91,624	1,236,920
Redeemed	(1,083,915)	(16,590,252)	(1,420,528)	(21,219,238)

Net increase (decrease)	(233,138)	$(3,473,339)	(210,666)	$(3,368,135)

MM Select T. Rowe Price Retirement 2025 Fund Class I
Sold	4,435,587	$70,323,379	8,890,099	$131,530,176
Issued as reinvestment of dividends	518,987	8,251,898	172,516	2,301,367
Redeemed	(2,131,997)	(32,914,398)	(1,448,913)	(21,553,608)

Net increase (decrease)	2,822,577	$45,660,879	7,613,702	$112,277,935

MM Select T. Rowe Price Retirement 2025 Fund Class M5
Sold	1,453,920	$22,872,879	1,613,989	$23,948,276
Issued as reinvestment of dividends	393,078	6,246,014	211,575	2,822,407
Redeemed	(1,598,682)	(24,451,409)	(1,613,561)	(23,852,836)

Net increase (decrease)	248,316	$4,667,484	212,003	$2,917,847

MM Select T. Rowe Price Retirement 2025 Fund Class M4
Sold	872,923	$13,661,576	2,077,684	$30,828,841
Issued as reinvestment of dividends	183,704	2,919,051	84,395	1,125,831
Redeemed	(966,379)	(14,879,354)	(969,895)	(14,277,092)

Net increase (decrease)	90,248	$1,701,273	1,192,184	$17,677,580

62

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2020		Year Ended September 30, 2019

	Shares	Amount	Shares	Amount
MM Select T. Rowe Price Retirement 2025 Fund Class M3
Sold	383,645	$5,990,767	1,695,979	$24,966,869
Issued as reinvestment of dividends	130,634	2,073,164	62,764	836,639
Redeemed	(768,813)	(11,993,610)	(552,348)	(8,204,140)

Net increase (decrease)	(254,534)	$(3,929,679)	1,206,395	$17,599,368

MM Select T. Rowe Price Retirement 2030 Fund Class I
Sold	5,115,644	$81,151,374	13,050,410	$192,196,785
Issued as reinvestment of dividends	761,978	12,184,030	295,252	3,891,424
Redeemed	(2,747,048)	(42,278,956)	(1,964,370)	(29,359,909)

Net increase (decrease)	3,130,574	$51,056,448	11,381,292	$166,728,300

MM Select T. Rowe Price Retirement 2030 Fund Class M5
Sold	2,383,907	$37,484,652	3,188,555	$47,400,864
Issued as reinvestment of dividends	998,819	15,961,122	545,146	7,185,026
Redeemed	(2,088,490)	(31,534,809)	(2,760,716)	(39,378,635)

Net increase (decrease)	1,294,236	$21,910,965	972,985	$15,207,255

MM Select T. Rowe Price Retirement 2030 Fund Class M4
Sold	1,941,474	$30,466,305	6,247,960	$91,709,076
Issued as reinvestment of dividends	515,825	8,242,876	293,988	3,874,767
Redeemed	(1,855,400)	(28,579,202)	(3,369,443)	(49,439,712)

Net increase (decrease)	601,899	$10,129,979	3,172,505	$46,144,131

MM Select T. Rowe Price Retirement 2030 Fund Class M3
Sold	951,685	$15,019,563	1,985,823	$29,157,592
Issued as reinvestment of dividends	235,709	3,768,988	126,451	1,667,890
Redeemed	(1,465,432)	(22,881,167)	(1,846,333)	(27,420,456)

Net increase (decrease)	(278,038)	$(4,092,616)	265,941	$3,405,026

MM Select T. Rowe Price Retirement 2035 Fund Class I
Sold	3,635,704	$57,662,244	7,701,823	$113,316,937
Issued as reinvestment of dividends	361,506	5,823,869	127,615	1,666,648
Redeemed	(1,546,467)	(23,691,465)	(1,369,211)	(20,487,129)

Net increase (decrease)	2,450,743	$39,794,648	6,460,227	$94,496,456

MM Select T. Rowe Price Retirement 2035 Fund Class M5
Sold	1,354,461	$21,468,170	1,671,354	$24,703,622
Issued as reinvestment of dividends	317,211	5,107,092	168,851	2,205,200
Redeemed	(1,093,439)	(17,121,615)	(828,195)	(12,078,873)

Net increase (decrease)	578,233	$9,453,647	1,012,010	$14,829,949

MM Select T. Rowe Price Retirement 2035 Fund Class M4
Sold	721,157	$11,298,455	1,461,052	$21,615,240
Issued as reinvestment of dividends	117,558	1,892,688	60,506	790,206
Redeemed	(570,741)	(9,083,920)	(854,490)	(12,521,891)

Net increase (decrease)	267,974	$4,107,223	667,068	$9,883,555

63

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2020		Year Ended September 30, 2019

	Shares	Amount	Shares	Amount
MM Select T. Rowe Price Retirement 2035 Fund Class M3
Sold	373,287	$5,797,872	1,061,245	$15,507,787
Issued as reinvestment of dividends	90,824	1,461,360	50,878	664,471
Redeemed	(701,098)	(10,676,160)	(704,441)	(10,521,273)

Net increase (decrease)	(236,987)	$(3,416,928)	407,682	$5,650,985

MM Select T. Rowe Price Retirement 2040 Fund Class I
Sold	3,437,011	$54,378,977	8,735,413	$127,450,877
Issued as reinvestment of dividends	402,353	6,514,109	164,587	2,134,692
Redeemed	(1,542,371)	(23,798,675)	(1,079,424)	(16,133,303)

Net increase (decrease)	2,296,993	$37,094,411	7,820,576	$113,452,266

MM Select T. Rowe Price Retirement 2040 Fund Class M5
Sold	2,085,983	$33,008,110	2,589,387	$38,412,459
Issued as reinvestment of dividends	597,530	9,674,007	357,454	4,636,176
Redeemed	(1,223,578)	(18,362,991)	(1,999,903)	(28,231,847)

Net increase (decrease)	1,459,935	$24,319,126	946,938	$14,816,788

MM Select T. Rowe Price Retirement 2040 Fund Class M4
Sold	1,873,486	$29,584,025	5,659,486	$82,779,307
Issued as reinvestment of dividends	304,700	4,927,004	184,753	2,394,399
Redeemed	(1,320,884)	(20,914,772)	(2,311,800)	(33,522,674)

Net increase (decrease)	857,302	$13,596,257	3,532,439	$51,651,032

MM Select T. Rowe Price Retirement 2040 Fund Class M3
Sold	912,527	$14,338,690	1,335,894	$19,755,276
Issued as reinvestment of dividends	126,739	2,051,897	69,037	895,414
Redeemed	(825,388)	(13,017,252)	(992,195)	(14,641,202)

Net increase (decrease)	213,878	$3,373,335	412,736	$6,009,488

MM Select T. Rowe Price Retirement 2045 Fund Class I
Sold	2,068,610	$32,659,735	4,825,952	$70,722,450
Issued as reinvestment of dividends	186,862	3,036,511	66,165	854,192
Redeemed	(1,023,920)	(15,867,447)	(393,225)	(5,859,196)

Net increase (decrease)	1,231,552	$19,828,799	4,498,892	$65,717,446

MM Select T. Rowe Price Retirement 2045 Fund Class M5
Sold	1,010,021	$16,026,308	1,377,185	$20,318,648
Issued as reinvestment of dividends	199,938	3,248,992	117,839	1,521,303
Redeemed	(675,256)	(10,255,675)	(768,440)	(11,214,888)

Net increase (decrease)	534,703	$9,019,625	726,584	$10,625,063

MM Select T. Rowe Price Retirement 2045 Fund Class M4
Sold	552,455	$8,668,967	1,405,261	$20,676,318
Issued as reinvestment of dividends	77,380	1,257,426	40,562	523,650
Redeemed	(489,028)	(7,889,457)	(647,689)	(9,347,747)

Net increase (decrease)	140,807	$2,036,936	798,134	$11,852,221

64

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2020		Year Ended September 30, 2019

	Shares	Amount	Shares	Amount
MM Select T. Rowe Price Retirement 2045 Fund Class M3
Sold	309,115	$4,696,644	1,103,028	$16,144,760
Issued as reinvestment of dividends	56,912	924,255	31,681	409,006
Redeemed	(409,598)	(6,487,894)	(594,177)	(8,783,927)

Net increase (decrease)	(43,571)	$(866,995)	540,532	$7,769,839

MM Select T. Rowe Price Retirement 2050 Fund Class I
Sold	2,089,084	$33,008,420	5,165,979	$75,065,703
Issued as reinvestment of dividends	195,937	3,187,897	73,030	942,819
Redeemed	(1,083,499)	(17,340,774)	(451,265)	(6,730,079)

Net increase (decrease)	1,201,522	$18,855,543	4,787,744	$69,278,443

MM Select T. Rowe Price Retirement 2050 Fund Class M5
Sold	1,764,471	$28,088,658	2,460,056	$36,302,056
Issued as reinvestment of dividends	359,052	5,841,778	219,457	2,833,186
Redeemed	(618,857)	(9,425,685)	(1,416,651)	(19,919,545)

Net increase (decrease)	1,504,666	$24,504,751	1,262,862	$19,215,697

MM Select T. Rowe Price Retirement 2050 Fund Class M4
Sold	1,214,727	$19,042,507	3,347,203	$49,084,934
Issued as reinvestment of dividends	153,023	2,486,626	98,559	1,271,412
Redeemed	(742,732)	(11,737,447)	(1,541,277)	(22,039,021)

Net increase (decrease)	625,018	$9,791,686	1,904,485	$28,317,325

MM Select T. Rowe Price Retirement 2050 Fund Class M3
Sold	694,851	$10,952,875	987,413	$14,536,866
Issued as reinvestment of dividends	64,687	1,051,810	35,052	452,516
Redeemed	(441,368)	(7,002,213)	(485,774)	(7,236,412)

Net increase (decrease)	318,170	$5,002,472	536,691	$7,752,970

MM Select T. Rowe Price Retirement 2055 Fund Class I
Sold	1,006,437	$15,626,924	2,073,698	$30,011,948
Issued as reinvestment of dividends	75,486	1,226,648	25,722	331,818
Redeemed	(566,717)	(9,034,367)	(184,281)	(2,727,273)

Net increase (decrease)	515,206	$7,819,205	1,915,139	$27,616,493

MM Select T. Rowe Price Retirement 2055 Fund Class M5
Sold	875,540	$13,715,715	1,331,593	$19,683,299
Issued as reinvestment of dividends	126,908	2,060,990	68,293	880,982
Redeemed	(373,584)	(5,500,200)	(489,534)	(7,015,928)

Net increase (decrease)	628,864	$10,276,505	910,352	$13,548,353

MM Select T. Rowe Price Retirement 2055 Fund Class M4
Sold	327,928	$5,094,612	726,186	$10,758,596
Issued as reinvestment of dividends	37,368	606,864	17,543	226,477
Redeemed	(202,706)	(3,298,984)	(287,457)	(4,232,916)

Net increase (decrease)	162,590	$2,402,492	456,272	$6,752,157

65

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2020		Year Ended September 30, 2019

	Shares	Amount	Shares	Amount
MM Select T. Rowe Price Retirement 2055 Fund Class M3
Sold	198,897	$3,095,246	522,727	$7,682,748
Issued as reinvestment of dividends	25,978	421,625	12,720	164,088
Redeemed	(159,775)	(2,457,729)	(149,847)	(2,199,050)

Net increase (decrease)	65,100	$1,059,142	385,600	$5,647,786

MM Select T. Rowe Price Retirement 2060 Fund Class I
Sold	538,816	$8,317,948	751,081	$11,185,254
Issued as reinvestment of dividends	22,971	372,583	5,997	77,246
Redeemed	(215,268)	(3,336,945)	(81,469)	(1,209,215)

Net increase (decrease)	346,519	$5,353,586	675,609	$10,053,285

MM Select T. Rowe Price Retirement 2060 Fund Class M5
Sold	265,093	$4,039,767	372,900	$5,525,676
Issued as reinvestment of dividends	13,945	226,185	4,736	60,999
Redeemed	(86,735)	(1,353,343)	(73,818)	(1,119,845)

Net increase (decrease)	192,303	$2,912,609	303,818	$4,466,830

MM Select T. Rowe Price Retirement 2060 Fund Class M4
Sold	259,041	$4,015,520	466,616	$6,922,722
Issued as reinvestment of dividends	13,914	225,271	5,689	73,216
Redeemed	(129,731)	(2,045,104)	(180,680)	(2,654,505)

Net increase (decrease)	143,224	$2,195,687	291,625	$4,341,433

MM Select T. Rowe Price Retirement 2060 Fund Class M3
Sold	153,455	$2,305,427	164,502	$2,442,099
Issued as reinvestment of dividends	4,907	79,445	2,510	32,274
Redeemed	(76,633)	(1,160,961)	(85,177)	(1,270,174)

Net increase (decrease)	81,729	$1,223,911	81,835	$1,204,199

6.	Federal Income Tax Information

At March 31, 2020, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
MM Select T. Rowe Price Retirement Balanced Fund	$163,229,942	$258,214	$(15,747,179)	$(15,488,965)
MM Select T. Rowe Price Retirement 2005 Fund	27,519,513	53,974	(1,942,226)	(1,888,252)
MM Select T. Rowe Price Retirement 2010 Fund	136,456,744	308,453	(13,243,586)	(12,935,133)
MM Select T. Rowe Price Retirement 2015 Fund	133,562,294	332,639	(13,126,648)	(12,794,009)
MM Select T. Rowe Price Retirement 2020 Fund	688,191,502	1,621,288	(75,966,364)	(74,345,076)
MM Select T. Rowe Price Retirement 2025 Fund	533,849,468	938,375	(63,622,118)	(62,683,743)
MM Select T. Rowe Price Retirement 2030 Fund	1,183,437,603	2,567,305	(150,928,358)	(148,361,053)
MM Select T. Rowe Price Retirement 2035 Fund	485,981,858	742,227	(64,326,075)	(63,583,848)

66

Notes to Financial Statements (Unaudited) (Continued)

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
MM Select T. Rowe Price Retirement 2040 Fund	$897,242,273	$1,175,655	$(123,099,175)	$(121,923,520)
MM Select T. Rowe Price Retirement 2045 Fund	348,110,867	214,948	(48,366,243)	(48,151,295)
MM Select T. Rowe Price Retirement 2050 Fund	547,705,234	322,544	(77,072,280)	(76,749,736)
MM Select T. Rowe Price Retirement 2055 Fund	182,529,097	114,120	(25,338,998)	(25,224,878)
MM Select T. Rowe Price Retirement 2060 Fund	44,504,493	32,434	(6,302,020)	(6,269,586)

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

At September 30, 2019, for federal income tax purposes, there were no unused capital losses.

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2019, was as follows:

	Ordinary Income	Long Term Capital Gain
MM Select T. Rowe Price Retirement Balanced Fund	$1,191,850	$-
MM Select T. Rowe Price Retirement 2005 Fund	391,589	-
MM Select T. Rowe Price Retirement 2010 Fund	2,896,146	-
MM Select T. Rowe Price Retirement 2015 Fund	2,545,686	-
MM Select T. Rowe Price Retirement 2020 Fund	12,758,784	-
MM Select T. Rowe Price Retirement 2025 Fund	7,086,244	-
MM Select T. Rowe Price Retirement 2030 Fund	16,409,012	210,095
MM Select T. Rowe Price Retirement 2035 Fund	5,172,443	154,082
MM Select T. Rowe Price Retirement 2040 Fund	9,234,641	826,041
MM Select T. Rowe Price Retirement 2045 Fund	2,985,113	323,040
MM Select T. Rowe Price Retirement 2050 Fund	4,971,195	528,738
MM Select T. Rowe Price Retirement 2055 Fund	1,459,059	144,306
MM Select T. Rowe Price Retirement 2060 Fund	218,078	25,658

67

Notes to Financial Statements (Unaudited) (Continued)

The following Fund(s) have elected to pass through the foreign tax credit for the year ended September 30, 2019:

Amount
MM Select T. Rowe Price Retirement Balanced Fund	$10,565
MM Select T. Rowe Price Retirement 2005 Fund	3,718
MM Select T. Rowe Price Retirement 2010 Fund	35,390
MM Select T. Rowe Price Retirement 2015 Fund	37,091
MM Select T. Rowe Price Retirement 2020 Fund	244,816
MM Select T. Rowe Price Retirement 2025 Fund	168,247
MM Select T. Rowe Price Retirement 2030 Fund	496,763
MM Select T. Rowe Price Retirement 2035 Fund	188,538
MM Select T. Rowe Price Retirement 2040 Fund	414,567
MM Select T. Rowe Price Retirement 2045 Fund	148,187
MM Select T. Rowe Price Retirement 2050 Fund	249,907
MM Select T. Rowe Price Retirement 2055 Fund	71,072
MM Select T. Rowe Price Retirement 2060 Fund	9,768

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2019, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, deferred Trustee compensation, and other temporary basis adjustments.

At September 30, 2019, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
MM Select T. Rowe Price Retirement Balanced Fund	$43,653	$1,104,957	$(1,355)	$1,321,103
MM Select T. Rowe Price Retirement 2005 Fund	94,227	383,014	(339)	870,599
MM Select T. Rowe Price Retirement 2010 Fund	231,674	3,284,450	(2,705)	1,968,469
MM Select T. Rowe Price Retirement 2015 Fund	202,708	2,818,157	(2,170)	2,489,413
MM Select T. Rowe Price Retirement 2020 Fund	451,469	14,624,955	(15,246)	13,528,342
MM Select T. Rowe Price Retirement 2025 Fund	183,572	7,648,429	(8,409)	13,595,407
MM Select T. Rowe Price Retirement 2030 Fund	-	16,371,077	(23,192)	30,401,815
MM Select T. Rowe Price Retirement 2035 Fund	-	4,916,666	(7,556)	13,661,136
MM Select T. Rowe Price Retirement 2040 Fund	-	7,095,641	(16,964)	25,925,988
MM Select T. Rowe Price Retirement 2045 Fund	-	2,274,487	(5,811)	10,762,218
MM Select T. Rowe Price Retirement 2050 Fund	-	3,500,329	(9,714)	15,916,368
MM Select T. Rowe Price Retirement 2055 Fund	-	1,085,265	(2,835)	5,710,176
MM Select T. Rowe Price Retirement 2060 Fund	-	189,606	(329)	1,073,910

The Funds did not have any unrecognized tax benefits at March 31, 2020, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended March 31, 2020, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed to date for Funds in existence less than three years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

68

Notes to Financial Statements (Unaudited) (Continued)

7.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended March 31, 2020, was as follows:

	Beginning Value as of 9/30/19	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/20	Number of Shares Held as of 3/31/20	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement Balanced Fund

MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$28,449,890	$4,771,590	$(5,973,737)	$(1,978,006)	$185,747	$25,455,484	2,568,666	$849,502	$145,284

MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	5,648,370	676,079	(699,729)	(1,000,442)	(2,235)	4,622,043	567,819	290,324	-

MassMutual Select T. Rowe Price International Equity Fund, Class I	18,842,273	3,887,803	(1,293,232)	(3,644,759)	(183,954)	17,608,131	2,286,770	460,337	-

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	46,760,437	5,995,341	(10,869,493)	(1,432,816)	28,501	40,481,970	4,056,310	892,968	3,067

MassMutual Select T. Rowe Price Real Assets Fund, Class I	1,363,581	413,770	(94,651)	(352,867)	(8,102)	1,321,731	167,308	37,671	-

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	10,659,574	1,312,821	(703,941)	(2,372,358)	22,524	8,918,620	980,068	62,181	196,840

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	4,188,619	465,122	(3,281,363)	(208,027)	350,921	1,515,272	115,230	88,964	161,195

MM S&P 500 Index Fund, Class I	31,674,353	14,592,050	(3,384,440)	(5,792,693)	(331,268)	36,758,002	2,495,452	717,714	1,497,131

	$147,587,097	$32,114,576	$(26,300,586)	$(16,781,968)	$62,134	$136,681,253		$3,399,661	$2,003,517

MM Select T. Rowe Price Retirement 2005 Fund

MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$7,096,935	$2,017,487	$(1,999,501)	$(547,437)	$70,433	$6,637,917	669,820	$224,152	$38,335

MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	1,440,706	379,000	(309,244)	(275,211)	7,060	1,242,311	152,618	77,854	-

MassMutual Select T. Rowe Price International Equity Fund, Class I	2,822,830	1,097,911	(551,419)	(575,167)	(16,317)	2,777,838	360,758	71,780	-

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	4,893,463	1,381,210	(1,806,674)	(155,125)	(1,782)	4,311,092	431,973	98,363	338

MassMutual Select T. Rowe Price Real Assets Fund, Class I	203,557	101,351	(36,851)	(50,775)	(2,245)	215,037	27,220	5,915	-

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	1,587,702	451,676	(275,865)	(367,361)	5,093	1,401,245	153,983	9,674	30,624

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	1,026,140	215,522	(895,472)	(100,976)	142,587	387,801	29,491	21,468	38,900

MM S&P 500 Index Fund, Class I	4,787,496	2,846,955	(1,120,314)	(807,757)	(133,853)	5,572,527	378,311	112,564	234,804

	$23,858,829	$8,491,112	$(6,995,340)	$(2,879,809)	$70,976	$22,545,768		$621,770	$343,001

69

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/19	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/20	Number of Shares Held as of 3/31/20	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2010 Fund

MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$33,313,032	$5,421,892	$(7,275,360)	$(2,362,032)	$226,531	$29,324,063	2,959,038	$995,292	$170,217

MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	6,495,170	920,405	(722,770)	(1,172,617)	(12,465)	5,507,723	676,624	331,990	-

MassMutual Select T. Rowe Price International Equity Fund, Class I	16,401,741	4,320,747	(1,852,720)	(3,138,601)	(233,402)	15,497,765	2,012,697	393,423	-

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	22,048,001	3,322,351	(6,314,628)	(693,135)	27,097	18,389,686	1,842,654	419,920	1,443

MassMutual Select T. Rowe Price Real Assets Fund, Class I	1,157,287	449,147	(115,142)	(296,234)	(9,344)	1,185,714	150,090	31,795	-

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	9,169,332	1,376,115	(863,728)	(2,047,266)	27,078	7,661,531	841,926	52,967	167,671

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	5,168,873	637,519	(4,093,679)	(556,787)	740,295	1,896,221	144,199	104,399	189,162

MM S&P 500 Index Fund, Class I	27,475,151	12,553,481	(4,080,525)	(5,038,001)	(324,342)	30,585,764	2,076,427	623,462	1,300,523

	$121,228,587	$29,001,657	$(25,318,552)	$(15,304,673)	$441,448	$110,048,467		$2,953,248	$1,829,016

MM Select T. Rowe Price Retirement 2015 Fund

MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$29,795,196	$7,537,410	$(9,055,338)	$(2,259,654)	$296,676	$26,314,290	2,655,327	$933,137	$159,586

MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	5,727,926	1,184,924	(851,675)	(1,070,274)	(388)	4,990,513	613,085	301,274	-

MassMutual Select T. Rowe Price International Equity Fund, Class I	18,592,421	5,686,313	(3,172,187)	(3,639,544)	(258,781)	17,208,222	2,234,834	459,340	-

MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	7,741,053	2,357,486	(1,492,043)	(1,360,114)	113,626	7,360,008	761,118	85,310	-

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	17,834,355	3,814,747	(6,572,772)	(547,315)	(3,878)	14,525,137	1,455,425	348,328	1,197

MassMutual Select T. Rowe Price Real Assets Fund, Class I	1,345,176	531,881	(204,899)	(344,814)	(14,777)	1,312,567	166,148	38,001	-

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	10,579,294	2,163,745	(1,720,691)	(2,427,014)	76,137	8,671,471	952,909	62,362	197,412

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	4,983,203	903,416	(3,947,011)	(446,848)	683,537	2,176,297	165,498	108,114	195,893

MM S&P 500 Index Fund, Class I	23,402,795	12,669,799	(4,620,998)	(4,176,778)	(504,375)	26,770,443	1,817,410	532,603	1,110,996

	$120,001,419	$36,849,721	$(31,637,614)	$(16,272,355)	$387,777	$109,328,948		$2,868,469	$1,665,084

70

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/19	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/20	Number of Shares Held as of 3/31/20	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2020 Fund

MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$139,931,770	$25,194,800	$(38,512,231)	$(9,966,803)	$1,126,226	$117,773,762	11,884,335	$4,235,870	$724,426

MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	25,794,622	3,709,835	(2,942,502)	(4,662,867)	(29,929)	21,869,159	2,686,629	1,337,528	-

MassMutual Select T. Rowe Price International Equity Fund, Class I	118,250,711	23,309,888	(13,850,444)	(21,315,241)	(1,826,518)	104,568,396	13,580,311	2,849,224	-

MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	73,804,614	12,859,619	(10,126,433)	(11,910,855)	660,706	65,287,651	6,751,567	782,712	-

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	59,576,902	12,747,613	(22,661,288)	(1,948,454)	52,501	47,767,274	4,786,300	1,138,717	3,912

MassMutual Select T. Rowe Price Real Assets Fund, Class I	8,706,898	2,195,230	(886,565)	(2,128,897)	(79,052)	7,807,614	988,306	239,390	-

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	66,520,502	8,478,895	(6,662,482)	(14,653,070)	156,454	53,840,299	5,916,516	384,621	1,217,542

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	25,709,846	2,583,978	(20,455,054)	(2,726,093)	3,724,788	8,837,465	672,051	566,169	1,025,850

MM S&P 500 Index Fund, Class I	124,612,830	54,173,457	(20,605,837)	(21,493,887)	(1,797,944)	134,888,619	9,157,408	2,772,397	5,783,139

	$642,908,695	$145,253,315	$(136,702,836)	$(90,806,167)	$1,987,232	$562,640,239		$14,306,628	$8,754,869

MM Select T. Rowe Price Retirement 2025 Fund

MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$86,879,872	$21,209,722	$(26,098,602)	$(6,512,573)	$736,269	$76,214,688	7,690,685	$2,775,405	$474,655

MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	15,145,802	2,968,027	(1,920,977)	(2,840,883)	(15,865)	13,336,104	1,638,342	814,594	-

MassMutual Select T. Rowe Price International Equity Fund, Class I	99,479,612	24,398,619	(8,764,327)	(20,180,995)	(1,074,297)	93,858,612	12,189,430	2,515,761	-

MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	89,622,555	20,154,816	(8,835,938)	(15,438,149)	623,400	86,126,684	8,906,586	1,009,441	-

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	23,537,319	5,239,007	(11,749,209)	(735,011)	(46,489)	16,245,617	1,627,817	469,102	1,611

MassMutual Select T. Rowe Price Real Assets Fund, Class I	7,195,702	2,317,450	(586,235)	(1,938,391)	(39,567)	6,948,959	879,615	207,976	-

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	55,180,539	10,769,773	(4,911,576)	(13,042,365)	255,585	48,251,956	5,302,413	337,828	1,069,415

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	17,956,262	2,173,759	(14,814,668)	(1,953,234)	2,720,157	6,082,276	462,531	434,392	787,081

MM S&P 500 Index Fund, Class I	76,359,110	39,761,775	(10,172,278)	(14,641,931)	(790,804)	90,515,872	6,145,001	1,799,015	3,752,695

	$471,356,773	$128,992,948	$(87,853,810)	$(77,283,532)	$2,368,389	$437,580,768		$10,363,514	$6,085,457

71

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/19	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/20	Number of Shares Held as of 3/31/20	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2030 Fund

MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$160,963,195	$30,969,592	$(47,676,506)	$(11,451,918)	$1,163,558	$133,967,921	13,518,458	$4,968,233	$849,676

MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	26,571,680	3,759,183	(3,596,149)	(4,683,272)	(25,664)	22,025,778	2,705,870	1,361,523	-

MassMutual Select T. Rowe Price International Equity Fund, Class I	252,574,052	45,735,955	(15,311,228)	(50,349,458)	(1,938,117)	230,711,204	29,962,494	6,200,240	-

MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	279,469,832	46,793,527	(19,576,864)	(46,420,607)	1,361,652	261,627,540	27,055,588	3,053,190	-

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	24,394,386	6,934,150	(19,558,447)	(784,564)	(117,732)	10,867,793	1,088,957	484,496	1,664

MassMutual Select T. Rowe Price Real Assets Fund, Class I	18,391,609	4,549,715	(1,071,003)	(4,835,133)	(74,967)	16,960,221	2,146,863	512,994	-

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	140,450,748	21,478,545	(8,046,724)	(32,400,603)	298,726	121,780,692	13,382,494	825,579	2,613,420

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	37,500,361	3,989,635	(29,729,231)	(3,785,207)	5,646,446	13,622,004	1,035,894	890,937	1,614,300

MM S&P 500 Index Fund, Class I	142,282,031	65,404,087	(15,492,920)	(26,510,350)	(1,105,076)	164,577,772	11,172,965	3,251,944	6,783,465

	$1,082,597,894	$229,614,389	$(160,059,072)	$(181,221,112)	$5,208,826	$976,140,925		$21,549,136	$11,862,525

MM Select T. Rowe Price Retirement 2035 Fund

MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$51,801,020	$11,157,717	$(16,309,741)	$(3,845,706)	$317,683	$43,120,973	4,351,259	$1,665,722	$284,875

MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	7,603,430	1,795,811	(1,042,798)	(1,468,943)	(6,451)	6,881,049	845,338	414,952	-

MassMutual Select T. Rowe Price International Equity Fund, Class I	109,497,737	24,068,276	(6,925,562)	(22,655,843)	(919,218)	103,065,390	13,385,116	2,752,219	-

MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	136,112,500	27,362,089	(9,920,913)	(23,663,225)	624,714	130,515,165	13,496,915	1,525,140	-

MassMutual Select T. Rowe Price Real Assets Fund, Class I	7,929,391	2,311,686	(450,800)	(2,195,104)	(35,946)	7,559,227	956,864	227,808	-

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	60,943,753	11,421,857	(3,371,283)	(14,507,942)	102,557	54,588,942	5,998,785	370,621	1,173,223

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	13,373,722	1,773,234	(10,959,753)	(1,388,004)	2,061,354	4,860,553	369,624	337,941	612,319

MM S&P 500 Index Fund, Class I	46,671,116	23,524,185	(6,519,623)	(8,673,951)	(393,646)	54,608,081	3,707,270	1,081,867	2,256,745

	$433,932,669	$103,414,855	$(55,500,473)	$(78,398,718)	$1,751,047	$405,199,380		$8,376,270	$4,327,162

72

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/19	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/20	Number of Shares Held as of 3/31/20	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2040 Fund

MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$70,282,869	$12,727,638	$(22,608,708)	$(5,050,063)	$410,592	$55,762,328	5,626,875	$2,210,628	$378,065

MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	9,069,078	1,306,753	(1,206,641)	(1,605,039)	(12,138)	7,552,013	927,766	477,304	-

MassMutual Select T. Rowe Price International Equity Fund, Class I	218,398,458	42,662,242	(11,500,261)	(45,004,831)	(1,064,222)	203,491,386	26,427,453	5,420,348	-

MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	297,280,444	48,403,873	(18,893,880)	(50,658,340)	1,732,854	277,864,951	28,734,742	3,280,122	-

MassMutual Select T. Rowe Price Real Assets Fund, Class I	15,818,953	3,686,244	(744,130)	(4,356,064)	(29,976)	14,375,027	1,819,624	447,592	-

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	121,843,329	19,192,006	(5,557,252)	(28,491,728)	347,166	107,333,521	11,794,892	727,203	2,302,006

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	21,842,738	2,828,233	(18,357,400)	(2,449,921)	3,449,716	7,313,366	556,150	564,260	1,022,390

MM S&P 500 Index Fund, Class I	67,851,051	32,288,500	(7,164,557)	(12,822,220)	(356,216)	79,796,558	5,417,282	1,572,835	3,280,891

	$822,386,920	$163,095,489	$(86,032,829)	$(150,438,206)	$4,477,776	$753,489,150		$14,700,292	$6,983,352

MM Select T. Rowe Price Retirement 2045 Fund

MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$19,871,016	$3,214,696	$(7,390,540)	$(1,407,556)	$190,441	$14,478,057	1,460,954	$610,309	$104,376

MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	2,199,956	305,678	(788,029)	(295,428)	(6,018)	1,416,159	173,975	115,048	-

MassMutual Select T. Rowe Price International Equity Fund, Class I	88,879,321	18,541,722	(5,387,198)	(18,309,076)	(451,945)	83,272,824	10,814,652	2,209,696	-

MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	126,282,623	20,959,761	(7,985,669)	(21,587,967)	737,559	118,406,307	12,244,706	1,396,747	-

MassMutual Select T. Rowe Price Real Assets Fund, Class I	6,382,998	1,565,002	(356,313)	(1,796,416)	(9,443)	5,785,828	732,383	179,970	-

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	49,342,622	8,388,877	(2,676,924)	(11,562,778)	183,405	43,675,202	4,799,473	295,756	936,232

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	7,024,453	902,712	(6,586,140)	(908,711)	1,111,890	1,544,204	117,430	176,345	319,523

MM S&P 500 Index Fun, Class I	22,571,473	9,915,403	(2,138,568)	(4,220,026)	(108,598)	26,019,684	1,766,442	516,162	1,076,699

	$322,554,462	$63,793,851	$(33,309,381)	$(60,087,958)	$1,647,291	$294,598,265		$5,500,033	$2,436,830

MM Select T. Rowe Price Retirement 2050 Fund

MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$29,922,443	$5,609,211	$(11,921,282)	$(2,140,115)	$262,305	$21,732,562	2,192,993	$926,533	$158,457

MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	3,532,084	506,089	(1,289,500)	(472,970)	(8,239)	2,267,464	278,558	168,012	-

MassMutual Select T. Rowe Price International Equity Fund, Class I	136,673,739	30,429,243	(6,783,516)	(28,959,966)	(419,089)	130,940,411	17,005,248	3,415,911	-

73

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/19	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/20	Number of Shares Held as of 3/31/20	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2050 Fund (Continued)

MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	$193,716,242	$36,330,615	$(11,087,677)	$(33,970,058)	$1,260,969	$186,250,091	19,260,609	$2,159,969	$-

MassMutual Select T. Rowe Price Real Assets Fund, Class I	9,787,066	2,621,922	(455,906)	(2,808,476)	(1,624)	9,142,982	1,157,339	278,064	-

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	76,079,630	13,734,593	(3,412,998)	(18,108,573)	305,398	68,598,050	7,538,247	456,862	1,446,225

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	10,788,503	1,782,652	(10,410,955)	(1,461,553)	1,786,504	2,485,151	188,985	277,455	502,725

MM S&P 500 Index Fund, Class I	34,553,193	17,101,915	(3,765,858)	(6,690,710)	(148,803)	41,049,737	2,786,812	802,534	1,674,062

	$495,052,900	$108,116,240	$(49,127,692)	$(94,612,421)	$3,037,421	$462,466,448		$8,485,340	$3,781,469

MM Select T. Rowe Price Retirement 2055 Fund

MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$9,857,827	$2,156,708	$(3,979,621)	$(721,492)	$107,209	$7,420,631	748,802	$302,263	$51,694

MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	1,114,186	199,182	(388,618)	(159,315)	(2,874)	762,561	93,681	58,147	-

MassMutual Select T. Rowe Price International Equity Fund, Class I	45,282,900	11,848,365	(3,454,184)	(9,511,268)	(268,391)	43,897,422	5,700,964	1,123,294	-

MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	63,729,610	14,540,296	(4,947,313)	(11,374,741)	443,722	62,391,574	6,452,076	702,782	-

MassMutual Select T. Rowe Price Real Assets Fund, Class I	3,233,556	1,007,059	(245,337)	(923,977)	(3,472)	3,067,829	388,333	90,893	-

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	25,111,809	5,742,113	(2,046,949)	(6,056,892)	168,725	22,918,806	2,518,550	149,588	473,529

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	3,556,984	714,374	(3,621,590)	(457,475)	567,551	759,844	57,783	87,868	159,211

MM S&P 500 Index Fund, Class I	11,395,151	5,411,931	(1,219,860)	(2,156,637)	(63,335)	13,367,250	907,485	258,822	539,894

	$163,282,023	$41,620,028	$(19,903,472)	$(31,361,797)	$$949,135	$154,585,917		$2,773,657	$1,224,328

MM Select T. Rowe Price Retirement 2060 Fund

MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$2,003,376	$925,504	$(978,729)	$(173,637)	$35,522	$1,812,036	182,849	$63,312	$10,828

MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	228,914	94,680	(98,696)	(41,383)	3,338	186,853	22,955	12,380	-

MassMutual Select T. Rowe Price International Equity Fund, Class I	9,155,121	4,941,306	(1,120,172)	(2,305,957)	(27,107)	10,643,191	1,382,233	236,215	-

MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	13,051,524	6,278,419	(1,718,038)	(2,755,931)	180,008	15,035,982	1,554,910	148,823	-

MassMutual Select T. Rowe Price Real Assets Fund, Class I	661,190	384,560	(82,123)	(215,802)	915	748,740	94,777	19,349	-

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	5,152,124	2,504,932	(619,212)	(1,448,787)	52,115	5,641,172	619,909	31,644	100,169

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	722,855	302,647	(853,199)	(68,985)	103,450	206,768	15,724	18,457	33,442

MM S&P 500 Index Fund, Class I	2,309,337	1,930,435	(399,860)	(508,841)	(17,304)	3,313,767	224,967	55,067	114,869

	$33,284,441	$17,362,483	$(5,870,029)	$(7,519,323)	$330,937	$37,588,509		$585,247	$259,308

74

Notes to Financial Statements (Unaudited) (Continued)

8.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

9.	Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 has produced, and will likely continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, and global business disruption, and it may result in future significant adverse effects, such as exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession throughout the world. Such factors may have a significant adverse effect on a Fund’s performance and have the potential to impair the ability of a Fund’s investment adviser or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.

75

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser uses to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s EDGAR database on its website at http://www.sec.gov.

Liquidity Risk Management Program

In 2016, the SEC adopted Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of fund shareholders. Pursuant to the Liquidity Rule, the Funds have adopted a Liquidity Risk Management Program (the “Program”). The Program is administered by MML Advisers, which has established a Liquidity Risk Management Program Committee (the “Committee”) to oversee the required management, assessments, reviews, and reports for the Program.

The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and the periodic classification of a Fund’s investments into groupings that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on March 10, 2020, the Trustees received a report prepared by the Committee regarding the operation and effectiveness of the Program for the period December 1, 2018 through December 1, 2019. No significant liquidity events impacting any of the Funds or their ability to timely meet redemptions without dilution to existing shareholders were noted in the report. In addition, the Committee provided its assessment that the Program had been effective in managing each Fund’s liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

76

Other Information (Unaudited) (Continued)

Fund Expenses March 31, 2020

Expense Examples:

The following information is in regards to expenses for the six months ended March 31, 2020:

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended March 31, 2020.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
MM Select T. Rowe Price Retirement Balanced Fund
Class I	$1,000	0.01%	$928.00	$0.05	$1,025.00	$0.05
Class M5	1,000	0.16%	927.40	0.77	1,024.20	0.81
Class M4	1,000	0.41%	925.90	1.97	1,023.00	2.07
Class M3	1,000	0.66%	924.90	3.18	1,021.70	3.34
MM Select T. Rowe Price Retirement 2005 Fund
Class I	1,000	0.01%	930.20	0.05	1,025.00	0.05
Class M5	1,000	0.16%	929.50	0.77	1,024.20	0.81
Class M4	1,000	0.41%	928.20	1.98	1,023.00	2.07
Class M3	1,000	0.66%	927.30	3.18	1,021.70	3.34

77

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
MM Select T. Rowe Price Retirement 2010 Fund
Class I	$1,000	0.01%	$923.40	$0.05	$1,025.00	$0.05
Class M5	1,000	0.16%	922.00	0.77	1,024.20	0.81
Class M4	1,000	0.41%	921.60	1.97	1,023.00	2.07
Class M3	1,000	0.66%	920.40	3.17	1,021.70	3.34
MM Select T. Rowe Price Retirement 2015 Fund
Class I	1,000	0.01%	915.80	0.05	1,025.00	0.05
Class M5	1,000	0.16%	915.00	0.77	1,024.20	0.81
Class M4	1,000	0.41%	913.60	1.96	1,023.00	2.07
Class M3	1,000	0.66%	912.50	3.16	1,021.70	3.34
MM Select T. Rowe Price Retirement 2020 Fund
Class I	1,000	0.01%	903.50	0.05	1,025.00	0.05
Class M5	1,000	0.16%	903.40	0.76	1,024.20	0.81
Class M4	1,000	0.41%	902.30	1.95	1,023.00	2.07
Class M3	1,000	0.66%	901.00	3.14	1,021.70	3.34
MM Select T. Rowe Price Retirement 2025 Fund
Class I	1,000	0.01%	891.50	0.05	1,025.00	0.05
Class M5	1,000	0.16%	890.90	0.76	1,024.20	0.81
Class M4	1,000	0.41%	889.40	1.94	1,023.00	2.07
Class M3	1,000	0.66%	888.20	3.12	1,021.70	3.34
MM Select T. Rowe Price Retirement 2030 Fund
Class I	1,000	0.00%	880.10	0.00	1,025.00	0.00
Class M5	1,000	0.16%	880.10	0.75	1,024.20	0.81
Class M4	1,000	0.41%	878.40	1.93	1,023.00	2.07
Class M3	1,000	0.66%	877.90	3.10	1,021.70	3.34
MM Select T. Rowe Price Retirement 2035 Fund
Class I	1,000	0.00%	871.30	0.00	1,025.00	0.00
Class M5	1,000	0.15%	870.60	0.70	1,024.30	0.76
Class M4	1,000	0.40%	869.70	1.87	1,023.00	2.02
Class M3	1,000	0.65%	867.80	3.04	1,021.80	3.29
MM Select T. Rowe Price Retirement 2040 Fund
Class I	1,000	0.00%	863.50	0.00	1,025.00	0.00
Class M5	1,000	0.15%	863.50	0.70	1,024.30	0.76
Class M4	1,000	0.40%	862.50	1.86	1,023.00	2.02
Class M3	1,000	0.65%	860.90	3.02	1,021.80	3.29
MM Select T. Rowe Price Retirement 2045 Fund
Class I	1,000	0.00%	857.90	0.00	1,025.00	0.00
Class M5	1,000	0.14%	856.70	0.65	1,024.30	0.71
Class M4	1,000	0.39%	855.90	1.81	1,023.10	1.97
Class M3	1,000	0.64%	854.80	2.97	1,021.80	3.23
MM Select T. Rowe Price Retirement 2050 Fund
Class I	1,000	0.00%	857.30	0.00	1,025.00	0.00
Class M5	1,000	0.14%	857.30	0.65	1,024.30	0.71
Class M4	1,000	0.39%	856.40	1.81	1,023.10	1.97
Class M3	1,000	0.64%	855.40	2.97	1,021.80	3.23

78

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
MM Select T. Rowe Price Retirement 2055 Fund
Class I	$1,000	0.00%	$857.30	$0.00	$1,025.00	$0.00
Class M5	1,000	0.14%	857.40	0.65	1,024.30	0.71
Class M4	1,000	0.39%	855.40	1.81	1,023.10	1.97
Class M3	1,000	0.64%	854.40	2.97	1,021.80	3.23
MM Select T. Rowe Price Retirement 2060 Fund
Class I	1,000	0.00%	857.90	0.00	1,025.00	0.00
Class M5	1,000	0.15%	857.50	0.70	1,024.30	0.76
Class M4	1,000	0.40%	855.70	1.86	1,023.00	2.02
Class M3	1,000	0.65%	854.60	3.01	1,021.80	3.29

*

Expenses are calculated using the annualized expense ratio for the six months ended March 31, 2020, multiplied by the average account value over the period, multiplied by 183 days in the period, divided by 366 days in the year, unless stated otherwise.

79

Underwriter: MML Distributors, LLC 100 Bright Meadow Blvd. Enfield, Connecticut 06082-1981

© 2020 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001. All rights reserved. www.MassMutual.com. Investment Adviser: MML Investment Advisers, LLC	RS-49059-00

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MM Select Equity Asset Fund, and MassMutual Select T. Rowe Price Funds, each a Series of the MassMutual Select Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

Important Notice: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer, bank, or retirement plan recordkeeper). Instead, the reports will be made available on the Fund’s website (http://www.massmutual.com/funds), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you would like to receive shareholder reports and other communications electronically from the Fund and are either a direct investor in the Fund or MassMutual serves as your retirement plan recordkeeper, please call (800) 767-1000 extension 43012 or send your request to enroll to RSProspectusFulfillment@massmutual.com. If you have invested in the Fund through another financial intermediary (such as a broker-dealer, bank, or retirement plan recordkeeper), you can request electronic delivery by contacting that financial intermediary. Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest directly with the MassMutual Funds or MassMutual serves as your retirement plan recordkeeper, you can call (800) 767-1000 extension 43012 or send an email request to RSProspectusFulfillment@massmutual.com to inform the Funds or MassMutual that you wish to continue receiving paper copies of your shareholder reports. If you invest through a financial intermediary other than MassMutual, you can contact that financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held within the fund complex if you invest directly with a Fund.

MM Select Equity Asset Fund and the MassMutual Select T. Rowe Price Funds – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Eric Wietsma

“As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals.”

March 31, 2020

Welcome to the MM Select Equity Asset Fund and the MassMutual Select T. Rowe Price Funds Semiannual Report, covering the six months ended March 31, 2020.

Market Highlights

•	During the period, U.S. stock prices ended down nearly 20%, despite being up over 9% in the first half of the period, ending an 11-year bull market.

•	The COVID-19 pandemic escalated quickly, shuttering businesses and curtailing economic activity, causing concerned investors to sell stocks in favor of safer investments.

•	Markets rebounded in the second half of March in response to emergency interest rate cuts by the Federal Reserve Board (the Fed) and an unprecedented fiscal stimulus package from Congress.

•	Developed-market foreign stocks and emerging market stocks both trailed U.S. stock returns for the six-month period, though only slightly.

•	U.S. bonds ended the quarter in positive territory benefiting from falling interest rates and investors seeking safer investments due to expectations for a global economic downturn.

Market Commentary

For the six months beginning on October 1, 2019, global stock investors experienced negative returns. U.S. stocks rose steadily in the first half of the period, buoyed by the lower interest rates and expectations for strong economic growth and rising corporate earnings. Then the COVID-19 pandemic struck, shuttering businesses and curtailing economic activity, causing U.S. stocks to fall sharply during the second half of the period.

Volatility is the tendency for markets to fluctuate unpredictably and is a normal risk of investing. Volatility resurfaced in the first quarter of 2020 with the S&P 500® Index* gaining or losing three percent of its value on 19 different days during the quarter. The VIX, a measure of market expectation of near term volatility conveyed by stock index option prices, achieved an all-time high of 82.69 on March 16th. Volatility receded somewhat by the end of the period in response to emergency interest rate cuts by the Fed and an unprecedented fiscal stimulus package from Congress.

As a result, the broad market S&P 500 delivered a loss of 12.31% for the period. The technology-heavy NASDAQ Composite Index held up much better, managing to lose only 3.23%. The more economically sensitive Dow Jones Industrial Average lost just 17.58% for the period. Small-cap stocks underperformed their larger peers while growth stocks significantly outperformed their value peers.

The market sell-off and subsequent recovery affected sectors differently. The information technology and health care sectors fared best as these sectors were expected to be less impacted by the COVID-19 pandemic. The energy and financial services sectors experienced the biggest losses due to

*

Indexes referenced, other than the MSCI Indexes, are unmanaged, do not incur fees, expenses, or taxes, and cannot be purchased directly for investment. The MSCI Indexes are unmanaged, do not incur fees or expenses, and cannot be purchased directly for investment.

(Continued)

1

MM Select Equity Asset Fund and the MassMutual Select T. Rowe Price Funds – President’s Letter to Shareholders (Unaudited) (Continued)

expectations of a sharp downturn in global economic growth and lower interest rates, respectively. West Texas Intermediate (WTI) crude oil prices ended the period at just $20.51 per barrel, down 62% during the period.

Developed international stock markets, as measured by the MSCI EAFE® Index, trailed their domestic peers, falling 16.52% for the six month period. Japanese stocks fared much better than European stocks as a result of Japan responding quickly and effectively to halt the spread of COVID-19 within its borders. Emerging-market stock markets, as measured in the MSCI Emerging Markets Index, fared only slightly better, falling 14.55% for the period.

In these unprecedented times the Fed asserted its influence on markets during the period through two emergency interest rate cuts in March. On March 3rd, the Fed slashed interest rates by half a percentage point citing that the “the coronavirus poses evolving risks to economic activity.” On March 15th, the Fed cut interest rates to nearly zero percent saying it would maintain the low rates “until it is confident that the economy has weathered recent events and is on track to achieve its maximum employment and price stability goals.” These are the first emergency interest rate cuts since 2008. Congress also played its part, delivering a roughly $2 trillion coronavirus response bill intended to keep businesses and individuals afloat during these unprecedented times.

Investors entered the period with expectations of stable economic growth and rising corporate earnings and ended the period with expectations of a global recession. Bond yields rose slightly in the first half of the period, with the 10-year U.S. Treasury bond reaching 1.94% in early November before falling to a low of 0.54% in early March. Since falling yields drive bond prices up, the Bloomberg Barclays U.S. Aggregate Bond Index ended the period with a positive return of 3.33%. Investment-grade and high-yield corporate bonds did not fare as well on concerns that defaults would rise. The Bloomberg Barclays U.S. Corporate Bond Index, which tracks investment-grade corporate bonds, ended the period down 2.49%. The Bloomberg Barclays U.S. Corporate High Yield Index performed even worse, ending the period down 10.40%, on concerns over rising defaults, especially in the energy sector.

Review and maintain your strategy

MassMutual is committed to helping people secure their long-term future and protect the ones they love. While the return of volatility and the reality of market sell-offs can test an investor’s mettle, we’d like to remind you as a retirement investor that it’s important to maintain perspective and have realistic expectations about the future performance of your investment accounts. As described in this report, financial markets can reverse suddenly with little or no notice. Our multi-managed and sub-advised mutual funds tap into the deep expertise of seasoned asset managers who are committed to helping long-term investors prepare for retirement – in all market conditions. As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals. Thank you for your confidence in MassMutual.

Sincerely,

Eric Wietsma

President

© 2020 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001. All rights reserved. www.MassMutual.com Underwriter: MML Distributors, LLC. (MMLD) Member FINRA and SIPC (www.FINRA.org and www.SIPC.org), 100 Bright Meadow Blvd., Enfield, CT 06082. MMLD is a wholly-owned subsidiary of MassMutual. Investment advisory services provided to the Funds by MML Investment Advisers, LLC (MML Advisers), a wholly-owned subsidiary of MassMutual. The information provided is the opinion of MML Advisers as of 4/1/20 and is subject to change without notice. It is not to be construed as tax, legal, or investment advice. Of course, past performance does not guarantee future results.

2

MM Select Equity Asset Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MM Select Equity Asset Fund, and who is the Fund’s subadviser?

The Fund seeks to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the Standard and Poor’s 500 Composite Stock Price Index (S&P 500® Index*). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund’s subadviser is J.P. Morgan Investment Management Inc. (J.P. Morgan).

MM Select Equity Asset Fund Largest Holdings (% of Net Assets) on 3/31/20

Microsoft Corp.	6.4%
Apple, Inc.	5.1%
Amazon.com, Inc.	4.2%
Mastercard, Inc. Class A	1.9%
Facebook, Inc. Class A	1.8%
Alphabet, Inc. Class A	1.8%
Berkshire Hathaway, Inc. Class B	1.8%
The Procter & Gamble Co.	1.7%
UnitedHealth Group, Inc.	1.6%
Alphabet, Inc. Class C	1.6%

27.9%

MM Select Equity Asset Fund Sector Table (% of Net Assets) on 3/31/20

Consumer, Non-cyclical	24.0%
Technology	20.7%
Communications	15.4%
Financial	14.8%
Consumer, Cyclical	7.6%
Industrial	7.3%
Utilities	3.5%
Energy	2.5%
Basic Materials	1.6%
Mutual Funds	0.0%

Total Long-Term Investments	97.4%
Short-Term Investments and Other Assets and Liabilities	2.6%

Net Assets	100.0%

* The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by MML Advisers. Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MML Advisers. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

3

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Select T. Rowe Price Bond Asset Fund, and who is the Fund’s subadviser?

The Fund seeks a regular level of income consistent with the preservation of capital over time. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds. The Fund’s investments may include, but are not limited to, obligations issued by U.S. and foreign governments and their agencies, bonds issued by U.S. and foreign corporations, U.S. and non-U.S. dollar denominated foreign securities (including securities of emerging market issuers), mortgage- and asset-backed securities, Treasury inflation protected securities, and bank loans (which represent interests in amounts loaned to companies by banks and other lenders). The Fund is subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price). In addition, T. Rowe Price International Ltd serves as a sub-subadviser for the Fund.

MassMutual Select T. Rowe Price Bond Asset Fund Portfolio Characteristics (% of Net Assets) on 3/31/20

Corporate Debt	32.1%
Non-U.S. Government Agency Obligations	17.8%
Sovereign Debt Obligations	15.4%
U.S. Government Agency Obligations and Instrumentalities	13.7%
U.S. Treasury Obligations	12.5%
Bank Loans	2.9%
Purchased Options	0.0%

Total Long-Term Investments	94.4%
Short-Term Investments and Other Assets and Liabilities	5.6%

Net Assets	100.0%

4

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and who is the Fund’s subadviser?

The Fund seeks to provide high income and capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in debt securities of emerging market governments or companies located in emerging market countries (including so-called “frontier markets”). The Fund relies on a classification by either J.P. Morgan or the International Monetary Fund to determine which countries are considered emerging markets. The Fund normally will invest in at least three countries. The Fund is subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price).

MassMutual Select T. Rowe Price Emerging Markets Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/20

Sovereign Debt Obligations	55.0%
Corporate Debt	40.0%
Mutual Funds	0.3%
U.S. Treasury Obligations	0.1%
Purchased Options	0.0%

Total Long-Term Investments	95.4%
Short-Term Investments and Other Assets and Liabilities	4.6%

Net Assets	100.0%

5

MassMutual Select T. Rowe Price Large Cap Blend Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Select T. Rowe Price Large Cap Blend Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation through investments in common stock. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large cap companies. The Fund is subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price).

MassMutual Select T. Rowe Price Large Cap Blend Fund Largest Holdings (% of Net Assets) on 3/31/20

Microsoft Corp.	6.1%
Amazon.com, Inc.	4.7%
Facebook, Inc. Class A	2.7%
Alphabet, Inc. Class C	2.6%
Apple, Inc.	2.5%
NextEra Energy, Inc.	2.3%
General Electric Co.	2.1%
Visa, Inc. Class A	1.9%
Mastercard, Inc. Class A	1.7%
Danaher Corp.	1.7%

28.3%

MassMutual Select T. Rowe Price Large Cap Blend Fund Sector Table (% of Net Assets) on 3/31/20

Technology	22.5%
Consumer, Non-cyclical	19.0%
Communications	17.1%
Financial	14.2%
Industrial	8.8%
Utilities	6.9%
Consumer, Cyclical	5.0%
Energy	2.4%
Basic Materials	2.1%
Mutual Funds	0.4%

Total Long-Term Investments	98.4%
Short-Term Investments and Other Assets and Liabilities	1.6%

Net Assets	100.0%

6

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, and who is the Fund’s subadviser?

The Fund seeks a level of income that is consistent with the current rate of inflation. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds. The Fund invests in a diversified portfolio of short- and intermediate-term investment-grade bonds. The Fund’s investments may include inflation-linked securities, including Treasury Inflation Protected Securities, as well as corporate, government, mortgage-backed, and asset-backed securities. The Fund may also invest in money market securities, bank obligations, collateralized mortgage obligations, and foreign securities. The Fund is subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price).

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/20

U.S. Treasury Obligations	62.6%
Corporate Debt	16.6%
Non-U.S. Government Agency Obligations	14.0%
U.S. Government Agency Obligations and Instrumentalities	5.2%

Total Long-Term Investments	98.4%
Short-Term Investments and Other Assets and Liabilities	1.6%

Net Assets	100.0%

7

MassMutual Select T. Rowe Price Real Assets Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Select T. Rowe Price Real Assets Fund, and who is the Fund’s subadviser?

The Fund seeks to provide long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in “real assets” and securities of companies that derive at least 50% of their profits or revenues from, or commit at least 50% of assets to, real assets and activities related to real assets. The Fund’s subadviser currently defines real assets broadly and considers them to include any assets that have physical properties, such as energy and natural resources, real estate, basic materials, equipment, utilities and infrastructure, and commodities. The Fund is subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price). In addition, T. Rowe Price Japan, Inc. serves as a sub-subadviser for the Fund.

MassMutual Select T. Rowe Price Real Assets Fund Largest Holdings (% of Net Assets) on 3/31/20

BHP Group Ltd.	3.9%
Rio Tinto PLC	3.3%
Prologis, Inc.	3.0%
Real Estate Select Sector SPDR Fund	2.5%
Newmont Corp.	1.8%
AvalonBay Communities, Inc.	1.8%
Barrick Gold Corp.	1.7%
Total SA	1.7%
Public Storage	1.6%
Equity Residential	1.5%

22.8%

MassMutual Select T. Rowe Price Real Assets Fund Sector Table (% of Net Assets) on 3/31/20

Basic Materials	41.1%
Financial	37.1%
Energy	8.4%
Industrial	4.3%
Utilities	2.8%
Consumer, Cyclical	1.0%
Consumer, Non-cyclical	0.6%
Mutual Funds	0.4%
Purchase Options	0.3%
Technology	0.2%

Total Long-Term Investments	96.2%
Short-Term Investments and Other Assets and Liabilities	3.8%

Net Assets	100.0%

8

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in common stocks of small and mid cap companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small and mid cap companies. The Fund’s subadviser currently considers small and mid cap companies to include companies with market capitalizations at the time of purchase that are within the market capitalization range of companies included in either the Russell 2000® Index or the Russell Midcap® Index. The Fund is subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price).

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund Largest Holdings (% of Net Assets) on 3/31/20

Cable One, Inc.	1.0%
Hologic, Inc.	0.9%
DocuSign, Inc.	0.8%
Perrigo Co. PLC	0.8%
Burlington Stores, Inc.	0.8%
Veeva Systems, Inc. Class A	0.8%
CoStar Group, Inc.	0.8%
Roper Technologies, Inc.	0.7%
Teleflex, Inc.	0.7%
Booz Allen Hamilton Holding Corp.	0.7%

8.0%

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund Sector Table (% of Net Assets) on 3/31/20

Consumer, Non-cyclical	31.5%
Financial	16.8%
Industrial	14.5%
Technology	11.4%
Consumer, Cyclical	8.0%
Communications	5.1%
Basic Materials	4.1%
Utilities	3.3%
Energy	2.9%
Mutual Funds	0.5%
Diversified	0.2%

Total Long-Term Investments	98.3%
Short-Term Investments and Other Assets and Liabilities	1.7%

Net Assets	100.0%

9

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, and who is the Fund’s subadviser?

The Fund seeks a high level of income consistent with capital preservation. Under normal circumstances, the Fund invests at least 85% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Government and in repurchase agreements on U.S. Treasury securities. The Fund is subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price).

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund Portfolio Characteristics (% of Net Assets) on 3/31/20

U.S. Treasury Obligations	76.5%
U.S. Government Agency Obligations and Instrumentalities	18.5%

Total Long-Term Investments	95.0%
Short-Term Investments and Other Assets and Liabilities	5.0%

Net Assets	100.0%

10

MM Select Equity Asset Fund – Portfolio of Investments

March 31, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.4%

COMMON STOCK — 97.4%
Basic Materials — 1.6%
Chemicals — 1.5%
Air Products & Chemicals, Inc.	3,309	$660,509
Celanese Corp.	10,463	767,880
Dow, Inc. (a)	20,222	591,291
DuPont de Nemours, Inc.	11,919	406,438
Eastman Chemical Co.	22,546	1,050,193
Linde PLC	5,760	996,480
LyondellBasell Industries NV Class A	7,644	379,372

		4,852,163

Mining — 0.1%
Ferroglobe Representation & Warranty Insurance Trust (b) (c)	3,141	-
Newmont Corp.	12,072	546,620

		546,620

		5,398,783

Communications — 15.4%
Internet — 10.8%
Alphabet, Inc. Class A (a)	5,118	5,946,860
Alphabet, Inc. Class C (a)	4,567	5,310,553
Amazon.com, Inc. (a)	7,172	13,983,392
Booking Holdings, Inc. (a)	443	595,977
Expedia Group, Inc.	9,938	559,211
Facebook, Inc. Class A (a)	35,843	5,978,612
Lyft, Inc. Class A (a)	5,410	145,259
Netflix, Inc. (a)	8,195	3,077,223

		35,597,087

Media — 2.7%
Altice USA, Inc. Class A (a)	15,941	355,325
Charter Communications, Inc. Class A (a)	7,866	3,432,015
Comcast Corp. Class A	114,721	3,944,108
Discovery, Inc. Class A (a) (d)	32,552	632,811
Discovery, Inc. Class C (a)	35,549	623,529

		8,987,788

Telecommunications — 1.9%
AT&T, Inc.	23,179	675,668
Cisco Systems, Inc.	17,864	702,234
Motorola Solutions, Inc.	1,493	198,449
T-Mobile US, Inc. (a)	9,042	758,624
Verizon Communications, Inc.	75,180	4,039,421

		6,374,396

		50,959,271

	Number of Shares	Value
Consumer, Cyclical — 7.6%
Airlines — 0.3%
Delta Air Lines, Inc.	14,498	$413,628
Southwest Airlines Co.	10,525	374,795
United Airlines Holdings, Inc. (a)	3,570	112,634

		901,057

Apparel — 0.8%
NIKE, Inc. Class B	29,051	2,403,680
Ralph Lauren Corp.	3,940	263,310

		2,666,990

Auto Manufacturers — 0.7%
Cummins, Inc.	10,774	1,457,937
General Motors Co.	33,092	687,652

		2,145,589

Auto Parts & Equipment — 0.1%
Magna International, Inc.	13,769	439,507

Distribution & Wholesale — 0.1%
HD Supply Holdings, Inc. (a)	12,700	361,061

Home Builders — 0.3%
Lennar Corp. Class A	22,685	866,567

Home Furnishing — 0.0%
Midea Group Co. Ltd. Class A	700	4,795

Lodging — 0.2%
Hilton Worldwide Holdings, Inc.	11,572	789,673

Retail — 5.1%
FF Group (a) (c)	294	1,556
AutoZone, Inc. (a)	1,926	1,629,397
Best Buy Co., Inc.	25,126	1,432,182
Costco Wholesale Corp.	9,487	2,705,028
The Home Depot, Inc.	16,444	3,070,259
Lowe’s Cos., Inc.	27,280	2,347,444
McDonald’s Corp.	4,564	754,657
Ross Stores, Inc.	12,783	1,111,738
Target Corp.	13,087	1,216,698
The TJX Cos., Inc.	33,895	1,620,520
Yum! Brands, Inc.	13,155	901,512

		16,790,991

		24,966,230

Consumer, Non-cyclical — 24.0%
Agriculture — 1.5%
Altria Group, Inc.	37,179	1,437,712
Philip Morris International, Inc.	46,411	3,386,146

		4,823,858

Beverages — 1.7%
The Coca-Cola Co.	72,215	3,195,514
Constellation Brands, Inc. Class A	12,776	1,831,567
Monster Beverage Corp. (a)	5,916	332,834

The accompanying notes are an integral part of the financial statements.

11

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PepsiCo, Inc.	1,897	$227,830

		5,587,745

Biotechnology — 1.9%
Alexion Pharmaceuticals, Inc. (a)	7,545	677,466
Amgen, Inc.	3,103	629,071
Biogen, Inc. (a)	4,134	1,307,915
Gilead Sciences, Inc.	4,952	370,212
Illumina, Inc. (a)	2,228	608,511
Regeneron Pharmaceuticals, Inc. (a)	2,907	1,419,459
Vertex Pharmaceuticals, Inc. (a)	5,192	1,235,436

		6,248,070

Commercial Services — 2.5%
Automatic Data Processing, Inc.	15,225	2,080,953
Cintas Corp.	1,601	277,325
FleetCor Technologies, Inc. (a)	1,600	298,464
H&R Block, Inc. (d)	5,989	84,325
MarketAxess Holdings, Inc.	950	315,942
PayPal Holdings, Inc. (a)	37,905	3,629,025
S&P Global, Inc.	6,364	1,559,498
Verisk Analytics, Inc.	1,301	181,333

		8,426,865

Cosmetics & Personal Care — 1.6%
The Procter & Gamble Co.	49,749	5,472,390

Foods — 1.0%
China Huishan Dairy Holdings Co. Ltd. (a) (b) (c)	44,000	-
Conagra Brands, Inc.	7,536	221,106
The Kroger Co.	12,182	366,922
Mondelez International, Inc. Class A	48,725	2,440,148
Sysco Corp.	5,100	232,713

		3,260,889

Health Care – Products — 4.1%
Baxter International, Inc.	22,061	1,791,133
Boston Scientific Corp. (a)	26,341	859,507
Edwards Lifesciences Corp. (a)	3,080	580,950
Intuitive Surgical, Inc. (a)	1,207	597,718
Medtronic PLC	44,053	3,972,700
Thermo Fisher Scientific, Inc.	12,694	3,600,018
Zimmer Biomet Holdings, Inc.	20,277	2,049,599

		13,451,625

Health Care – Services — 2.2%
Town Health International Medical Group Ltd. (c)	62,000	5,518
Anthem, Inc.	5,062	1,149,276
DaVita, Inc. (a)	8,245	627,115
UnitedHealth Group, Inc.	21,787	5,433,242

		7,215,151

Household Products & Wares — 0.5%
Avery Dennison Corp.	9,214	938,630

	Number of Shares	Value
Kimberly-Clark Corp.	5,065	$647,662

		1,586,292

Pharmaceuticals — 7.0%
AbbVie, Inc.	46,196	3,519,673
Allergan PLC	4,380	775,698
Bristol-Myers Squibb Co.	67,179	3,744,557
Cigna Corp.	9,029	1,599,758
Eli Lilly & Co.	23,597	3,273,376
Johnson & Johnson	26,426	3,465,241
McKesson Corp.	9,502	1,285,241
Merck & Co., Inc.	60,258	4,636,251
Pfizer, Inc.	27,764	906,217

		23,206,012

		79,278,897

Energy — 2.5%
Brightoil Petroleum Holdings Ltd. (a) (c)	52,000	10,061
Chevron Corp.	49,358	3,576,481
Diamondback Energy, Inc.	13,085	342,827
EOG Resources, Inc.	33,850	1,215,892
Exxon Mobil Corp.	11,979	454,843
Marathon Petroleum Corp.	33,889	800,458
ONEOK, Inc.	29,348	640,080
Phillips 66	4,363	234,075
Pioneer Natural Resources Co.	16,475	1,155,721

		8,430,438

Financial — 14.8%
Banks — 4.4%
Bank of America Corp.	95,842	2,034,726
Citigroup, Inc.	87,217	3,673,580
Citizens Financial Group, Inc.	33,129	623,156
Fifth Third Bancorp	10,260	152,361
The Goldman Sachs Group, Inc.	6,461	998,806
KeyCorp	107,211	1,111,778
Morgan Stanley	76,836	2,612,424
Regions Financial Corp.	96,193	862,851
State Street Corp.	24,911	1,327,009
Wells Fargo & Co.	44,921	1,289,233

		14,685,924

Diversified Financial Services — 4.7%
American Express Co.	18,883	1,616,574
Ameriprise Financial, Inc.	3,430	351,506
BlackRock, Inc.	2,916	1,282,953
Calamos Asset Management, Inc. (b) (c)	730	-
Capital One Financial Corp.	25,762	1,298,920
The Charles Schwab Corp.	26,387	887,131
CME Group, Inc.	8,178	1,414,058
Mastercard, Inc. Class A	25,979	6,275,487
T. Rowe Price Group, Inc.	2,990	291,974

The accompanying notes are an integral part of the financial statements.

12

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Visa, Inc. Class A	12,052	$1,941,818

		15,360,421

Insurance — 3.6%
Convoy Global Holdings Ltd. (a) (c)	42,000	905
The Allstate Corp.	23,362	2,142,996
Arch Capital Group Ltd. (a)	6,620	188,405
Arthur J Gallagher & Co.	4,242	345,765
Berkshire Hathaway, Inc. Class B (a)	31,944	5,840,322
Cincinnati Financial Corp.	3,826	288,672
The Hartford Financial Services Group, Inc.	37,220	1,311,633
Marsh & McLennan Cos., Inc.	13,500	1,167,210
Voya Financial, Inc.	16,817	681,929

		11,967,837

Real Estate Investment Trusts (REITS) — 2.1%
Equinix, Inc.	3,031	1,893,072
Equity Residential	22,679	1,399,521
Mid-America Apartment Communities, Inc.	6,087	627,144
Prologis, Inc.	28,242	2,269,809
SBA Communications Corp.	622	167,921
Sun Communities, Inc.	2,067	258,065
Ventas, Inc.	11,880	318,384

		6,933,916

		48,948,098

Industrial — 7.3%
Aerospace & Defense — 1.7%
General Dynamics Corp.	5,407	715,400
Northrop Grumman Corp.	7,504	2,270,335
Raytheon Technologies Corp.	28,410	2,679,916

		5,665,651

Building Materials — 0.3%
Masco Corp.	26,129	903,279

Electrical Components & Equipment — 0.2%
Emerson Electric Co.	16,068	765,640

Electronics — 1.2%
Honeywell International, Inc.	29,631	3,964,331

Engineering & Construction — 0.0%
Hsin Chong Group Holdings Ltd. (a) (b) (c)	40,000	-

Hand & Machine Tools — 0.5%
Snap-on, Inc.	3,535	384,679
Stanley Black & Decker, Inc.	13,752	1,375,200

		1,759,879

Machinery – Diversified — 0.3%
Deere & Co.	4,700	649,352
Ingersoll Rand, Inc. (a)	10,386	257,573

		906,925

	Number of Shares	Value
Miscellaneous – Manufacturing — 1.5%
Eaton Corp. PLC	31,681	$2,461,297
Parker-Hannifin Corp.	10,127	1,313,776
Trane Technologies PLC	11,770	972,084

		4,747,157

Packaging & Containers — 0.4%
Crown Holdings, Inc. (a)	10,989	637,802
Packaging Corp. of America	3,009	261,271
WestRock Co.	13,319	376,395

		1,275,468

Transportation — 1.2%
Kansas City Southern	6,363	809,246
Norfolk Southern Corp.	16,843	2,459,078
Union Pacific Corp.	5,743	809,993

		4,078,317

		24,066,647

Technology — 20.7%
Computers — 7.2%
Accenture PLC Class A	13,408	2,188,990
Apple, Inc.	66,125	16,814,926
Fortinet, Inc. (a)	2,160	218,527
HP, Inc.	51,065	886,488
International Business Machines Corp.	22,320	2,475,958
Leidos Holdings, Inc.	14,521	1,330,850

		23,915,739

Semiconductors — 4.7%
Advanced Micro Devices, Inc. (a)	30,897	1,405,196
Analog Devices, Inc.	24,928	2,234,795
Intel Corp.	14,889	805,793
Lam Research Corp.	4,453	1,068,720
Microchip Technology, Inc. (d)	5,769	391,138
Micron Technology, Inc. (a)	8,235	346,364
NVIDIA Corp.	11,999	3,162,936
NXP Semiconductor NV	15,160	1,257,219
Qorvo, Inc. (a)	5,791	466,928
QUALCOMM, Inc.	3,781	255,785
Teradyne, Inc.	17,074	924,899
Texas Instruments, Inc.	31,367	3,134,504

		15,454,277

Software — 8.8%
Electronic Arts, Inc. (a)	6,318	632,874
Fiserv, Inc. (a)	9,137	867,924
Intuit, Inc.	11,229	2,582,670
Microsoft Corp.	135,127	21,310,879
salesforce.com, Inc. (a)	22,996	3,310,964
Workday, Inc. Class A (a)	2,600	338,572

		29,043,883

		68,413,899

The accompanying notes are an integral part of the financial statements.

13

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 3.5%
Electric — 3.5%
Ameren Corp.	8,797	$640,685
American Electric Power Co., Inc.	13,517	1,081,090
CMS Energy Corp.	15,658	919,907
Duke Energy Corp.	11,348	917,826
Edison International	5,461	299,208
Entergy Corp.	22,360	2,101,169
NextEra Energy, Inc.	17,196	4,137,702
Sempra Energy	1,338	151,181
The Southern Co.	13,092	708,801
Xcel Energy, Inc.	11,227	676,988

		11,634,557

TOTAL COMMON STOCK (Cost $346,185,727)		322,096,820

TOTAL EQUITIES (Cost $346,185,727)		322,096,820

MUTUAL FUNDS — 0.0%
Diversified Financial Services — 0.0%
State Street Navigator Securities Lending Prime Portfolio (e)	35,120	35,120

TOTAL MUTUAL FUNDS (Cost $35,120)		35,120

WARRANTS — 0.0%
Industrial — 0.0%
Engineering & Construction — 0.0%
Abengoa SA, Expires 3/31/25, Strike 0.0002 EUR (a) (c)	11,608	61

Consumer, Non-cyclical — 0.0%
Commercial Services — 0.0%
Ezion Holdings Ltd. Expires 4/16/23, Strike 0.2763 SGD (a) (b) (c)	14,640	-

TOTAL WARRANTS (Cost $0)		61

RIGHTS — 0.0%
Consumer, Non-cyclical — 0.0%
Biotechnology — 0.0%
Tobira Therapeutics, Inc. CVR (a) (b) (c)	505	3,843

TOTAL RIGHTS (Cost $30)		3,843

TOTAL LONG-TERM INVESTMENTS (Cost $346,220,877)		322,135,844

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.9%
Repurchase Agreement — 1.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%, due 4/01/20 (f)	$6,383,391	$6,383,391

TOTAL SHORT-TERM INVESTMENTS (Cost $6,383,391)		6,383,391

TOTAL INVESTMENTS — 99.3% (Cost $352,604,268) (g)		328,519,235

Other Assets/(Liabilities) — 0.7%		2,169,694

NET ASSETS — 100.0%		$330,688,929

Abbreviation Legend

CVR	Contingent Value Rights

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Investment was valued using significant unobservable inputs.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2020, these securities amounted to a value of $21,944 or 0.01% of net assets.
(d)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $69,903 or 0.02% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $37,045 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(e)	Represents investment of security lending cash collateral. (Note 2).
(f)

Maturity value of $6,383,391. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 7/15/22, and an aggregate market value, including accrued interest, of $6,514,900.

(g)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

14

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
S&P 500 E Mini Index	6/19/20	44	$5,472,964	$180,376

Currency Legend

EUR	Euro
SGD	Singapore Dollar

The accompanying notes are an integral part of the financial statements.

15

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments

March 31, 2020 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 94.4%

BANK LOANS — 2.9%
Advertising — 0.1%
Lamar Media Corp., 2020 Term Loan B, 1 mo. LIBOR + 1.500% 2.516% VRN 2/05/27	$355,000	$336,362

Aerospace & Defense — 0.0%
Dynasty Acquisition Co., Inc. 2020 Term Loan B1, 3 mo. LIBOR + 3.500% 4.950% VRN 4/06/26	97,065	76,802
2020 CAD Term Loan B2, 3 mo. LIBOR + 3.500% 4.950% VRN 4/06/26	52,185	41,292

		118,094

Auto Parts & Equipment — 0.1%
Panther BF Aggregator 2 LP, USD Term Loan B, 1 mo. LIBOR + 3.500% 4.441% VRN 4/30/26	437,800	398,398
PQ Corp., 2018 Term Loan B, 3 mo. LIBOR + 2.250% 4.027% VRN 2/07/27	180,769	165,856

		564,254

Biotechnology — 0.1%
Aldevron LLC, 2019 Term Loan B, 3 mo. LIBOR + 4.250% 5.700% VRN 10/12/26	310,000	288,300

Building Materials — 0.1%
Summit Materials Cos. I LLC, 2017 Term Loan B, 1 mo. LIBOR + 2.000% 2.989% VRN 11/21/24	386,537	334,741

Commercial Services — 0.2%
Avis Budget Car Rental LLC, 2020 Term Loan B, 1 mo. LIBOR + 1.750% 2.740% VRN 8/06/27	543,638	435,818
Hertz Corp., 2016 Term Loan B, 1 mo. LIBOR + 2.750% 3.739% VRN 6/30/23 (a)	23,818	16,732
Prime Security Services Borrower LLC, 2019 Term Loan B1, 1 mo. LIBOR + 3.250% 4.606% VRN 9/23/26	116,279	103,837
Refinitiv US Holding, Inc., 2018 USD Term Loan, 1 mo. LIBOR + 3.250% 4.239% VRN 10/01/25	345,873	330,596
Weight Watchers International, Inc., 2017 Term Loan B, 3 mo. LIBOR + 4.750% 6.720% VRN 11/29/24	131,018	121,847

		1,008,830

	Principal Amount	Value
Computers — 0.2%
Dell International LLC, Term Loan A6, 3 mo. LIBOR +1.750% 2.680% VRN 3/13/24	$140,625	$131,484
Western Digital Corp. 2018 Term Loan A, 3 mo. LIBOR + 1.500% 3.103% VRN 2/27/23	423,077	391,346
2018 Term Loan B4, 3 mo. LIBOR + 1.750% 3.353% VRN 4/29/23	363,658	349,112

		871,942

Distribution & Wholesale — 0.0%
KAR Auction Services, Inc., 2019 Term Loan B6, 1 mo. LIBOR + 2.250% 3.188% VRN 9/19/26	39,800	36,616

Diversified Financial Services — 0.1%
AI Alpine AT Bidco GmbH, 2018 USD Term Loan B, 3 mo. LIBOR + 2.750% 4.624% VRN 10/31/25	107,506	88,692
Avolon TLB Borrower 1 (US) LLC, Term Loan B4, 1 mo. LIBOR + 1.500% 2.273% VRN 2/12/27	800,000	683,000

		771,692

Electric — 0.0%
Eastern Power LLC, Term Loan B, 1 mo. LIBOR +3.750% 4.750% VRN 10/02/25	250,000	215,208
Vistra Operations Co. LLC, 1st Lien Term Loan B3, 1 mo. LIBOR + 1.750% 2.550% VRN 12/31/25	23,749	21,057

		236,265

Entertainment — 0.0%
Scientific Games International, Inc., 2018 Term Loan B5, 1 mo. LIBOR + 2.750% 4.369% VRN 8/14/24	227,647	182,875

Environmental Controls — 0.1%
Filtration Group Corp., 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.000% 3.989% VRN 3/29/25	248,681	214,799
GFL Environmental, Inc., 2018 USD Term Loan B, 1 mo. LIBOR + 3.000% 3.989% VRN 5/30/25	400,817	386,788

		601,587

Foods — 0.0%
Atkins Nutritionals Holdings II, Inc., 2017 Term Loan B, 1 mo. LIBOR + 3.750% 4.750% VRN 7/07/24	126,034	115,636

The accompanying notes are an integral part of the financial statements.

16

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Health Care – Products — 0.1%
Avantor Funding, Inc., USD Term Loan B3, 1 mo. LIBOR + 2.250% 3.250% VRN 11/21/24	$252,327	$237,187

Health Care – Services — 0.1%
Jaguar Holding Co. II, 2018 Term Loan, 1 mo. LIBOR + 2.500% 3.500% VRN 8/18/22	266,152	253,321
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 1 mo. LIBOR + 3.750% 4.739% VRN 11/17/25	272,857	251,882
Wink Holdco, Inc., 1st Lien Term Loan B, 1 mo. LIBOR + 3.000% 4.450% VRN 12/02/24	159,186	133,557

		638,760

Insurance — 0.4%
Acrisure LLC, 2020 Term Loan B, 3 mo. LIBOR + 3.500% 5.207% VRN 2/15/27	300,000	264,000
Alliant Holdings Intermediate LLC, 2018 Term Loan B, 1 mo. LIBOR + 3.000% 3.989% VRN 5/09/25	596,966	540,851
Asurion LLC 2017 Term Loan B4, 1 mo. LIBOR + 3.000% 3.989% VRN 8/04/22	256,622	242,080
2018 Term Loan B7, 1 mo. LIBOR + 3.000% 3.989% VRN 11/03/24	444,478	420,031
2017 2nd Lien Term Loan, 1 mo. LIBOR + 6.500% 7.489% VRN 8/04/25	100,000	91,125
Hub International Ltd. 2018 Term Loan B, 3 mo. LIBOR + 2.750% 4.551% VRN 4/25/25	212,299	197,226
2019 Incremental Term Loan B, 3 mo. LIBOR + 4.000% 5.692% VRN 4/25/25	339,150	317,953

		2,073,266

Investment Companies — 0.1%
UFC Holdings LLC, 2019 Term Loan, 1 mo. LIBOR + 3.250% 4.250% VRN 4/29/26	736,977	641,170

Lodging — 0.1%
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, 1 mo. LIBOR + 2.750% 3.739% VRN 12/23/24	198,477	159,576
Marriott Ownership Resorts, Inc., 2019 Term Loan B, 1 mo. LIBOR + 1.750% 2.739% VRN 8/29/25	523,688	455,608

		615,184

	Principal Amount	Value
Machinery – Diversified — 0.0%
Welbilt, Inc., 2018 Term Loan B, 1 mo. LIBOR + 2.500% 3.489% VRN 10/23/25	$50,000	$38,396

Media — 0.1%
CSC Holdings LLC 2017 1st Lien Term Loan, 1 mo. LIBOR + 2.250% 2.862% VRN 7/17/25	387,040	368,334
2018 Incremental Term Loan, 1 mo. LIBOR + 2.250% 2.862% VRN 1/15/26	266,554	254,559

		622,893

Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems, Inc., Term Loan B, 1 mo. LIBOR + 2.250% 3.813% VRN 7/31/26	50,934	46,859

Packaging & Containers — 0.1%
Berry Global, Inc., Term Loan Y, 1 mo. LIBOR + 2.000% 2.863% VRN 7/01/26	247,876	234,243
Charter NEX US, Inc. 2017 Term Loan B, 1 mo. LIBOR + 3.000% 4.000% VRN 5/16/24 (a)	304,425	257,239
Incremental Term Loan, 1 mo. LIBOR + 3.500% 4.489% VRN 5/16/24	136,203	117,816
Reynolds Group Holdings, Inc., USD 2017 Term Loan, 1 mo. LIBOR + 2.750% 3.739% VRN 2/05/23	198,970	187,529

		796,827

Pharmaceuticals — 0.2%
Bausch Health Cos., Inc., 2018 Term Loan B, 1 mo. LIBOR + 3.000% 3.612% VRN 6/02/25	99,347	94,007
Elanco Animal Health, Inc., Term Loan B, 0.000% 2/04/27 (a)	1,310,000	1,237,950

		1,331,957

Pipelines — 0.1%
Buckeye Partners LP, 2019 Term Loan B, 1 mo. LIBOR + 2.750% 4.265% VRN 11/01/26	385,000	351,120

Retail — 0.1%
KFC Holding Co., 2018 Term Loan B, 1 mo. LIBOR + 1.750% 2.362% VRN 4/03/25	794,753	749,055

Semiconductors — 0.0%
Microchip Technology, Inc., 2018 Term Loan B, 1. mo. LIBOR + 2.000% 2.990% VRN 5/29/25	160,000	153,600

The accompanying notes are an integral part of the financial statements.

17

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Software — 0.4%
Applied Systems, Inc., 2017 1st Lien Term Loan, 3 mo. LIBOR + 3.250% 4.700% VRN 9/19/24	$298,174	$273,822
Ascend Learning LLC, 2017 Term Loan B, 1 mo. LIBOR + 3.000% 4.000% VRN 7/12/24	248,724	220,432
Camelot U.S. Acquisition 1 Co., Term Loan B, 1 mo. LIBOR + 3.250% 4.239% FRN 10/31/26	104,738	98,453
CCC Information Services, Inc, 2017 1st Lien Term Loan, 1 mo. LIBOR + 2.750% 3.750% VRN 4/29/24	604,675	548,525
Emerald TopCo, Inc., Term Loan, 1 mo. LIBOR + 3.250% 4.489% VRN 7/24/26	268,650	244,472
Kronos, Inc. 2017 Term Loan B, 3 mo. LIBOR + 3.000% 4.763% VRN 11/01/23	580,443	526,874
New 2nd Lien Term Loan, 3 mo. LIBOR + 8.250% 10.013% VRN 11/01/24	75,000	68,700
Solera LLC, USD Term Loan B, 1 mo. LIBOR + 2.750% 4.363% VRN 3/03/23	149,223	139,150

		2,120,428

Telecommunications — 0.1%
Iridium Satellite LLC, Term Loan, 1 mo. LIBOR + 3.750% 4.750% VRN 11/04/26	255,000	239,700
Level 3 Financing, Inc., 2019 Term Loan B, 1 mo. LIBOR + 1.750% 2.739% VRN 3/01/27	286,729	266,658

		506,358

Transportation — 0.0%
Uber Technologies, Inc., 2018 Incremental Term Loan, 1 mo. LIBOR + 3.500% 4.489% VRN 7/13/23	127,971	118,757

TOTAL BANK LOANS (Cost $18,156,411)		16,509,011

CORPORATE DEBT — 32.1%
Advertising — 0.1%
Omnicom Group, Inc./Omnicom Capital, Inc. 3.650% 11/01/24	350,000	356,978

Agriculture — 0.9%
Altria Group, Inc. 5.800% 2/14/39	830,000	908,619
5.950% 2/14/49	430,000	497,226

	Principal Amount	Value
BAT Capital Corp. 3.222% 8/15/24	$220,000	$211,705
3.557% 8/15/27	1,180,000	1,111,364
BAT International Finance PLC 3.250% 6/07/22 (b)	450,000	448,461
3.950% 6/15/25 (b)	786,000	771,139
Bunge Finance Europe BV 1.850% 6/16/23 EUR (c)	220,000	241,548
Bunge Ltd. Finance Corp. 3.750% 9/25/27	570,000	489,979
Reynolds American, Inc. 4.450% 6/12/25	395,000	397,359

		5,077,400

Airlines — 0.6%
American Airlines Pass Through Trust
Series 2017-2, Class B, 3.700% 4/15/27	750,782	640,309
Series 2016-3, Class B, 3.750% 4/15/27	510,404	407,870
Series 2019-1, Class B, 3.850% 8/15/29	365,053	280,583
Series 2017-2, Class A, 3.350% 4/15/31	964,757	958,397
Emirates Airline 4.500% 2/06/25 (b)	690,461	655,249
Latam Finance Ltd. 7.000% 3/01/26 (b)	300,000	136,656
United Airlines Pass Through Trust 2.900% 11/01/29	160,000	149,444
3.500% 11/01/29	165,000	137,958
2.700% 11/01/33	100,000	89,978

		3,456,444

Auto Manufacturers — 1.3%
FCE Bank PLC 0.869% 9/13/21 EUR (b) (c)	200,000	196,316
1.660% 2/11/21 EUR (b) (c)	225,000	232,200
Ford Motor Credit Co. LLC 3.350% 11/01/22	490,000	456,925
5.085% 1/07/21	420,000	409,374
General Motors Co. 5.950% 4/01/49	480,000	354,626
6.250% 10/02/43	220,000	173,734
General Motors Financial Co., Inc. 2.200% 4/01/24 EUR (b) (c)	370,000	346,315
4.000% 10/06/26	620,000	526,817
4.200% 3/01/21	60,000	57,744
4.350% 4/09/25	750,000	650,705
4.350% 1/17/27	1,055,000	843,665
5.100% 1/17/24	435,000	399,465
Hyundai Capital America 2.375% 2/10/23 (b)	515,000	485,537

The accompanying notes are an integral part of the financial statements.

18

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Volkswagen Bank GmbH 1.875% 1/31/24 EUR (b) (c)	$100,000	$108,116
2.500% 7/31/26 EUR (b) (c)	700,000	756,184
Volkswagen Group of America Finance LLC 2.850% 9/26/24 (b)	285,000	270,824
3.200% 9/26/26 (b)	320,000	307,730
Volkswagen Leasing GmbH 1.625% 8/15/25 EUR (b) (c)	450,000	468,231

		7,044,508

Auto Parts & Equipment — 0.0%
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 6.250% 5/15/26 (b)	120,000	113,400

Banks — 5.6%
ABN AMRO Bank NV 6.375% 4/27/21 EUR (b) (c)	200,000	228,364
AIB Group PLC 2.250% 7/03/25 EUR (b) (c)	300,000	315,884
3 mo. USD LIBOR + 1.874% 4.263% VRN 4/10/25 (b)	640,000	650,687
Arion Banki HF 1.000% 3/20/23 EUR (b) (c)	150,000	160,732
1.625% 12/01/21 EUR (b) (c)	100,000	109,984
Banco Bilbao Vizcaya Argentaria SA 0.375% 10/02/24 EUR (b) (c)	200,000	202,581
Banco Comercial Portugues SA 5 year EUR Swap + 4.267% 4.500% VRN 12/07/27 EUR (b) (c)	100,000	83,368
Banco de Bogota SA 4.375% 8/03/27 (b)	350,000	312,520
4.375% 8/03/27 (b)	500,000	446,457
Banco de Sabadell SA 0.875% 3/05/23 EUR (b) (c)	200,000	213,183
Banco Santander SA 1.125% 1/17/25 EUR (b) (c)	300,000	316,123
Bank of America Corp. 2.375% 6/19/24 EUR (b) (c)	150,000	169,599
2.375% 6/19/24 EUR (b) (c)	150,000	169,599
3 mo. USD LIBOR + .780% 3.550% VRN 3/05/24	1,460,000	1,518,559
3 mo. USD LIBOR + 1.060% 3.559% VRN 4/23/27	495,000	517,981
3.950% 4/21/25	1,365,000	1,435,008
3 mo. USD LIBOR + 1.310% 4.271% VRN 7/23/29	1,615,000	1,745,916
Barclays Bank PLC 5.140% 10/14/20	200,000	197,660
Barclays PLC 5 year EUR Swap + 2.450% 2.625% VRN 11/11/25 EUR (b) (c)	200,000	213,976

	Principal Amount	Value
3 mo. USD LIBOR + 1.610% 3.932% VRN 5/07/25	$475,000	$455,780
3 mo. USD LIBOR + 1.400% 4.610% VRN 2/15/23	1,340,000	1,355,094
BBVA Bancomer SA 4.375% 4/10/24 (b)	900,000	899,793
BBVA Bancomer SA/Texas 5 year CMT + 4.308% 5.875% VRN 9/13/34 (b)	1,000,000	823,900
CaixaBank SA 1.125% 5/17/24 EUR (b) (c)	100,000	107,597
5 year EUR Swap + 2.350% 2.750% VRN 7/14/28 EUR (b) (c)	700,000	723,771
Cooperatieve Rabobank UA 4.625% 5/23/29 GBP (b) (c)	150,000	195,070
Credit Agricole SA 1.000% 9/16/24 EUR (b) (c)	200,000	219,230
Credit Suisse Group AG
BPSW1 + 1.230% 2.125% VRN 9/12/25 GBP (b) (c)	250,000	293,763
SOFR + 1.560% 2.593% VRN 9/11/25 (b)	760,000	722,031
SOFR + 3.730% 4.194% VRN 4/01/31 (b) (d)	630,000	645,127
Danske Bank A/S 5 year EUR Swap + 1.700% 1.375% VRN 2/12/30 EUR (b) (c)	200,000	198,690
2.000% 9/08/21 (b)	200,000	197,137
2.700% 3/02/22 (b)	440,000	420,728
5 year EUR Swap + 1.520% 2.750% VRN 5/19/26 EUR (b) (c)	200,000	219,183
3 mo. USD LIBOR + 1.249% 3.001% VRN 9/20/22 (b)	200,000	199,101
3 mo. USD LIBOR + 1.591% 3.244% VRN 12/20/25 (b)	255,000	236,996
3.875% 9/12/23 (b)	5,000	4,935
5.375% 1/12/24 (b)	200,000	206,210
Deutsche Bank AG 5.000% 6/24/20 EUR (b) (c)	150,000	163,925
Dexia Credit Local SA 0.625% 1/21/22 EUR (b) (c)	300,000	335,816
DNB Boligkreditt AS 1.875% 11/21/22 EUR (b) (c)	100,000	116,310
The Goldman Sachs Group, Inc. 1.375% 5/15/24 EUR (b) (c)	40,000	43,263
1.625% 7/27/26 EUR (b) (c)	140,000	149,613
3.500% 11/16/26	745,000	756,020
3 mo. USD LIBOR + 1.510% 3.691% VRN 6/05/28	1,210,000	1,242,381
HDFC Bank Ltd. 8.100% 3/22/25 INR (b) (c)	30,000,000	400,522
Heta Asset Resolution AG 2.375% 12/13/22 EUR (b) (c)	1,100,000	1,279,448

The accompanying notes are an integral part of the financial statements.

19

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
HSBC Holdings PLC 3 mo. USD LIBOR + .987% 3.950% VRN 5/18/24	$475,000	$486,728
3 mo. USD LIBOR + .987% 3.950% VRN 5/18/24	395,000	404,753
ING Bank NV 5 year EUR Swap + 2.250% 3.625% VRN 2/25/26 EUR (b) (c)	100,000	110,113
Intesa Sanpaolo SpA 1.000% 7/04/24 EUR (b) (c)	300,000	310,184
Kreditanstalt fuer Wiederaufbau 4.700% 6/02/37 CAD (c)	65,000	64,754
4.700% 6/02/37 CAD (c)	75,000	74,716
6.000% 8/20/20 AUD (c)	280,000	175,623
Landsbankinn HF 1.000% 5/30/23 EUR (b) (c)	100,000	106,848
1.625% 3/15/21 EUR (b) (c)	740,000	824,054
Morgan Stanley 3 mo. EURIBOR + .753% 0.637% VRN 7/26/24 EUR (c)	100,000	105,391
1.375% 10/27/26 EUR (c)	100,000	104,803
3.125% 7/27/26	1,380,000	1,415,144
3.700% 10/23/24	1,120,000	1,174,438
Nordea Hypotek AB 1.250% 5/19/21 SEK (b) (c)	5,800,000	593,978
Royal Bank of Scotland Group PLC 3.875% 9/12/23	810,000	831,337
5.125% 5/28/24	340,000	348,197
6.125% 12/15/22	100,000	103,295
Societe Generale SA 5 year EUR Swap + 1.830% 2.500% VRN 9/16/26 EUR (b) (c)	400,000	430,775
Stadshypotek AB 2.000% 9/01/28 SEK (b) (c)	7,000,000	773,231
UBS AG 1.375% 4/16/21 EUR (b) (c)	170,000	190,540
Unicredit Bank Czech Republic & Slovakia AS 0.625% 4/30/20 EUR (b) (c)	100,000	110,244
UniCredit SpA 2.000% 3/04/23 EUR (b) (c)	200,000	218,624
Wells Fargo & Co. 3 mo. USD LIBOR + 1.170% 2.879% VRN 10/30/30	735,000	728,014

		31,305,399

Beverages — 0.3%
Anheuser-Busch InBev SA/NV 2.000% 1/23/35 EUR (b) (c)	150,000	150,377
Anheuser-Busch InBev Worldwide, Inc. 5.550% 1/23/49	1,270,000	1,492,751

		1,643,128

	Principal Amount	Value
Building Materials — 0.3%
Boral Finance Pty Ltd. 3.000% 11/01/22 (b)	$170,000	$171,585
3.750% 5/01/28 (b)	1,060,000	910,070
Cemex SAB de CV 6.125% 5/05/25 (b)	300,000	266,247
CRH Finance UK PLC 4.125% 12/02/29 GBP (b) (c)	150,000	203,884
Victoria PLC 5.250% 7/15/24 EUR (b) (c)	100,000	81,614

		1,633,400

Chemicals — 0.9%
Ashland Services BV 2.000% 1/30/28 EUR (b) (c)	100,000	95,676
CNAC HK Finbridge Co. Ltd. 1.750% 6/14/22 EUR (b) (c)	200,000	215,501
4.625% 3/14/23 (b)	535,000	547,830
Ecolab, Inc. 4.800% 3/24/30	40,000	44,931
Equate Petrochemical BV 4.250% 11/03/26 (b)	300,000	285,024
4.250% 11/03/26 (b)	600,000	570,048
Israel Chemicals Ltd. 6.375% 5/31/38 (b)	950,000	1,178,684
SASOL Financing USA LLC 6.500% 9/27/28	800,000	327,992
Syngenta Finance NV 3.933% 4/23/21 (b)	615,000	579,531
Westlake Chemical Corp. 1.625% 7/17/29 EUR (c)	1,015,000	994,099

		4,839,316

Commercial Services — 0.2%
AA Bond Co. Ltd. 5.500% 7/31/43 GBP (b) (c)	100,000	79,663
Abertis Infraestructuras SA 3.000% 3/27/31 EUR (b) (c)	200,000	209,178
Refinitiv US Holdings, Inc. 4.500% 5/15/26 EUR (b) (c)	100,000	109,187
Transurban Finance Co. 3.375% 3/22/27 (b)	560,000	594,481

		992,509

Diversified Financial Services — 2.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.500% 1/15/25	150,000	121,627
4.450% 4/03/26	270,000	220,739
4.875% 1/16/24	540,000	464,275
Avolon Holdings Funding Ltd. 3.250% 2/15/27 (b)	215,000	168,610
3.950% 7/01/24 (b)	125,000	100,771
4.375% 5/01/26 (b)	270,000	216,040

The accompanying notes are an integral part of the financial statements.

20

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
5.125% 10/01/23 (b)	$675,000	$582,983
5.500% 1/15/23 (b)	425,000	381,375
Cabot Financial Luxembourg SA 7.500% 10/01/23 GBP (b) (c)	100,000	115,620
Capital One Bank USA 3.375% 2/15/23	1,810,000	1,782,709
Capital One Financial Corp. 0.800% 6/12/24 EUR (c)	300,000	293,860
1.650% 6/12/29 EUR (c)	300,000	277,970
3.200% 1/30/23	75,000	74,131
3.800% 1/31/28	670,000	656,339
Discover Financial Services 3.750% 3/04/25	860,000	843,786
4.100% 2/09/27	510,000	499,773
FCA Bank Spa Ireland 1.000% 11/15/21 EUR (b) (c)	100,000	108,801
FCA Bank SpA/Ireland 0.500% 9/13/24 EUR (b) (c)	160,000	160,941
GE Capital European Funding Unlimited Co. 4.625% 2/22/27 EUR (c)	150,000	178,961
GE Capital International Funding Co. Unlimited Co. 3.373% 11/15/25	890,000	885,563
4.418% 11/15/35	715,000	762,963
Housing Development Finance Corp. Ltd. 6.875% 4/30/20 INR (b) (c)	80,000,000	1,058,304
LeasePlan Corp. NV EUAMDB05 + 7.556% 7.375% VRN EUR (b) (c) (e)	200,000	178,118
Louvre Bidco SAS 4.250% 9/30/24 EUR (b) (c)	100,000	97,040
Shriram Transport Finance Co. Ltd. 5.100% 7/16/23 (b)	1,200,000	835,016
Synchrony Financial 4.250% 8/15/24	100,000	96,267
4.375% 3/19/24	132,000	129,851

		11,292,433

Electric — 1.8%
Ausgrid Finance Pty Ltd. 3.850% 5/01/23 (b)	585,000	613,115
4.350% 8/01/28 (b)	260,000	292,597
Centrais Eletricas Brasileiras SA 4.625% 2/04/30 (b)	200,000	177,000
E.ON SE 1.625% 5/22/29 EUR (b) (c)	150,000	168,191
Edison International 4.950% 4/15/25 (d)	30,000	29,931
Enel Americas SA 4.000% 10/25/26	1,050,000	980,973

	Principal Amount	Value
Enel Finance International NV 3.625% 5/25/27 (b)	$1,970,000	$1,998,131
5.625% 8/14/24 GBP (b) (c)	150,000	211,040
Eskom Holdings SOC Ltd. 5.750% 1/26/21 (b)	420,000	354,900
6.750% 8/06/23 (b)	800,000	594,400
FirstEnergy Transmission LLC 4.350% 1/15/25 (b)	1,695,000	1,763,646
IE2 Holdco SAU 2.875% 6/01/26 EUR (b) (c)	200,000	233,290
NRG Energy, Inc. 3.750% 6/15/24 (b)	70,000	68,671
4.450% 6/15/29 (b)	230,000	232,698
State Grid Overseas Investment Ltd. 1.375% 5/02/25 EUR (b) (c)	100,000	111,890
Vistra Operations Co. LLC 3.550% 7/15/24 (b)	985,000	925,740
3.700% 1/30/27 (b)	630,000	560,824
4.300% 7/15/29 (b)	640,000	567,431

		9,884,468

Electronics — 0.3%
Arrow Electronics, Inc. 4.000% 4/01/25	375,000	353,078
Avnet, Inc. 3.750% 12/01/21	475,000	484,173
Honeywell International, Inc. 0.750% 3/10/32 EUR (c)	160,000	160,623
Keysight Technologies, Inc. 4.600% 4/06/27	235,000	240,896
PerkinElmer, Inc. 3.300% 9/15/29	525,000	492,527

		1,731,297

Engineering & Construction — 0.2%
Heathrow Funding Ltd. 4.875% 7/15/23 (b)	820,000	860,243

Entertainment — 0.0%
Cirsa Finance International Sarl 6.250% 12/20/23 EUR (b) (c)	100,000	73,973
International Game Technology PLC 2.375% 4/15/28 EUR (b) (c)	100,000	81,615
3.500% 6/15/26 EUR (b) (c)	100,000	83,269

		238,857

Foods — 0.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC 5.750% 3/15/25	235,000	237,444
7.500% 3/15/26 (b)	180,000	194,004
B&G Foods, Inc. 5.250% 9/15/27	225,000	219,375
BRF GmbH 4.350% 9/29/26 (b)	1,050,000	896,595

The accompanying notes are an integral part of the financial statements.

21

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BRF SA 4.875% 1/24/30 (b)	$200,000	$168,190
Iceland Bondco PLC 4.625% 3/15/25 GBP (b) (c)	150,000	148,120
Minerva Luxembourg SA 6.500% 9/20/26 (b)	300,000	273,125
Sigma Alimentos SA de CV 4.125% 5/02/26 (b)	200,000	185,302

		2,322,155

Forest Products & Paper — 0.4%
Celulosa Arauco y Constitucion SA 4.200% 1/29/30 (b)	1,500,000	1,286,250
Suzano Austria GmbH 6.000% 1/15/29	900,000	840,375

		2,126,625

Health Care – Products — 0.2%
Avantor, Inc. 4.750% 10/01/24 EUR (b) (c)	100,000	104,996
DH Europe Finance II Sarl 0.450% 3/18/28 EUR (c)	100,000	98,618
0.750% 9/18/31 EUR (c)	100,000	95,877
Hill-Rom Holdings, Inc. 4.375% 9/15/27 (b)	90,000	88,650
Thermo Fisher Scientific, Inc. 0.125% 3/01/25 EUR (c)	380,000	393,575
0.875% 10/01/31 EUR (c)	240,000	227,294
1.750% 4/15/27 EUR (c) (d)	100,000	109,970
2.375% 4/15/32 EUR (c) (d)	200,000	221,134

		1,340,114

Health Care – Services — 0.6%
Centene Corp. 3.375% 2/15/30 (b)	515,000	478,950
4.250% 12/15/27 (b)	710,000	695,800
4.625% 12/15/29 (b)	875,000	879,375
HCA, Inc. 5.375% 2/01/25	75,000	76,687
Humana, Inc. 3.850% 10/01/24	365,000	371,189
4.500% 4/01/25	130,000	135,584
UnitedHealth Group, Inc. 4.450% 12/15/48	415,000	502,724

		3,140,309

Holding Companies-Diversified — 0.1%
Hutchison Whampoa International Ltd. 3.625% 10/31/24 (b)	700,000	718,887

Housewares — 0.0%
Turkiye Sise ve Cam Fabrikalari AS 6.950% 3/14/26 (b)	250,000	227,596

	Principal Amount	Value
Insurance — 0.8%
Aflac, Inc. 3.600% 4/01/30 (d)	$150,000	$151,925
AIA Group Ltd. 3.900% 4/06/28 (b)	640,000	673,120
Allianz SE 10 mo. EURIBOR ICE Swap + 3.200% 3.375% VRN EUR (b) (c) (e)	400,000	449,980
American International Group, Inc. 5.000% 4/26/23 GBP (b) (c)	150,000	201,149
AXA SA 3 mo. EURIBOR + 3.750% 3.375% VRN 7/06/47 EUR (b) (c)	140,000	157,765
Berkshire Hathaway Finance Corp. 2.375% 6/19/39 GBP (c)	300,000	370,366
CNO Financial Group, Inc. 5.250% 5/30/25	637,000	662,878
Equitable Holdings, Inc. 4.350% 4/20/28	610,000	593,048
Fidelity National Financial, Inc. 4.500% 8/15/28	205,000	235,110
RSA Insurance Group PLC 5 Year UK Gilt + 3.852% 5.125% VRN 10/10/45 GBP (b) (c)	150,000	195,774
Trinity Acquisition PLC 4.400% 3/15/26	545,000	567,757
Voya Financial, Inc. 3.125% 7/15/24	300,000	298,093
XLIT Ltd. 3 mo. EURIBOR + 2.900% 3.250% VRN 6/29/47 EUR (c)	100,000	108,715

		4,665,680

Internet — 1.3%
Alibaba Group Holding Ltd. 3.600% 11/28/24	1,045,000	1,102,720
Baidu, Inc. 2.875% 7/06/22	1,560,000	1,559,512
3.625% 7/06/27	200,000	207,909
4.375% 3/29/28	635,000	694,218
4.875% 11/14/28	200,000	224,516
Booking Holdings, Inc. 2.375% 9/23/24 EUR (c)	140,000	154,690
Expedia, Inc. Co. 5.000% 2/15/26	279,000	252,044
Netflix, Inc. 4.625% 5/15/29 EUR (c)	470,000	528,792
Tencent Holdings Ltd. 3.800% 2/11/25 (b)	1,695,000	1,804,845
3.975% 4/11/29 (b)	575,000	641,557

		7,170,803

Investment Companies — 0.1%
JAB Holdings BV 2.000% 5/18/28 EUR (b) (c)	300,000	331,159

The accompanying notes are an integral part of the financial statements.

22

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Iron & Steel — 0.1%
ABJA Investment Co. Pte Ltd. 5.450% 1/24/28 (b)	$200,000	$147,145
5.450% 1/24/28 (b)	700,000	515,006

		662,151

Lodging — 0.1%
Las Vegas Sands Corp. 3.200% 8/08/24	130,000	117,335
3.500% 8/18/26	210,000	192,082

		309,417

Media — 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.908% 7/23/25	645,000	684,728
6.484% 10/23/45	105,000	126,663
Comcast Corp. 3.250% 11/01/39	1,375,000	1,419,390
3.950% 10/15/25	105,000	114,171
CSC Holdings LLC 7.500% 4/01/28 (b)	200,000	213,084
Fox Corp. 3.050% 4/07/25 (d)	35,000	34,945
4.709% 1/25/29	285,000	312,337
Globo Comunicacao e Participacoes SA 4.875% 1/22/30 (b)	200,000	170,900
5.125% 3/31/27 (b)	1,100,000	976,706
Summer BidCo BV 9.000% 11/15/25 EUR (b) (c)	250,000	246,498
TDF Infrastructure SAS 2.875% 10/19/22 EUR (b) (c)	100,000	112,775
Virgin Media Secured Finance PLC 4.250% 1/15/30 GBP (b) (c)	150,000	167,777
Ziggo BV 2.875% 1/15/30 EUR (b) (c)	100,000	100,364
2.875% 1/15/30 EUR (b) (c)	100,000	108,879

		4,789,217

Mining — 0.1%
Anglo American Capital PLC 4.000% 9/11/27 (b)	225,000	212,462
Arconic Corp. 6.125% 2/15/28 (b)	180,000	184,050
Constellium SE 4.250% 2/15/26 EUR (b) (c)	200,000	165,104

		561,616

Miscellaneous – Manufacturing — 0.2%
General Electric Co. 0.875% 5/17/25 EUR (c)	100,000	99,984
5.550% 1/05/26	545,000	580,484
1.875% 5/28/27 EUR (c)	150,000	152,670
2.125% 5/17/37 EUR (c)	140,000	117,593

	Principal Amount	Value
3 mo. USD LIBOR + 3.330% 5.000% VRN (e)	$190,000	$156,750

		1,107,481

Multi-National — 0.5%
European Investment Bank 1.250% 5/12/25 SEK (b) (c)	5,340,000	562,547
Inter-American Development Bank 4.400% 1/26/26 CAD (c)	145,000	121,631
4.400% 1/26/26 CAD (c)	150,000	125,825
International Finance Corp. 6.300% 11/25/24 INR (c)	160,000,000	2,078,591

		2,888,594

Oil & Gas — 1.7%
BP Capital Markets PLC 1.109% 2/16/23 EUR (b) (c)	150,000	164,409
2.213% 9/25/26 EUR (b) (c)	160,000	180,669
Diamondback Energy, Inc. 2.875% 12/01/24	790,000	551,811
3.250% 12/01/26	545,000	384,531
3.500% 12/01/29	785,000	533,739
Eni SpA 4.750% 9/12/28 (b)	875,000	851,654
EQT Corp. 6.125% STEP 2/01/25	280,000	215,628
7.000% STEP 2/01/30	130,000	96,853
KazMunayGas National Co. JSC 4.750% 4/19/27 (b)	800,000	764,346
Kosmos Energy Ltd. 7.125% 4/04/26 (b)	400,000	216,000
Matador Resources Co. 5.875% 9/15/26	135,000	39,555
Occidental Petroleum Corp. 2.900% 8/15/24	940,000	514,486
Pertamina Persero PT 6.450% 5/30/44 (b)	200,000	217,900
Petrobras Global Finance BV 7.375% 1/17/27	1,415,000	1,450,064
Petroleos Mexicanos 5.125% 3/15/23 EUR (b) (c)	850,000	797,220
QEP Resources, Inc. 5.250% 5/01/23	65,000	24,050
Saudi Arabian Oil Co. 3.500% 4/16/29 (b)	200,000	197,487
Seven Generations Energy Ltd. 5.375% 9/30/25 (b)	210,000	117,075
Woodside Finance Ltd. 3.700% 9/15/26 (b)	2,000,000	1,950,997

		9,268,474

Packaging & Containers — 0.0%
Trivium Packaging Finance BV 3.750% 8/15/26 EUR (b) (c)	200,000	200,617

The accompanying notes are an integral part of the financial statements.

23

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pharmaceuticals — 2.3%
AbbVie, Inc. 2.950% 11/21/26 (b)	$475,000	$477,179
3.200% 11/21/29 (b)	200,000	200,822
3.600% 5/14/25	855,000	897,244
4.050% 11/21/39 (b)	270,000	277,724
4.700% 5/14/45	530,000	595,291
4.875% 11/14/48	1,210,000	1,403,752
Allergan Funding SCS 2.625% 11/15/28 EUR (c)	160,000	182,186
Bausch Health Americas, Inc. 8.500% 1/31/27 (b)	150,000	156,750
Bausch Health Cos., Inc. 5.750% 8/15/27 (b)	120,000	123,552
Bayer US Finance II LLC 3.875% 12/15/23 (b)	900,000	920,986
Becton Dickinson and Co. 2.894% 6/06/22	132,000	132,000
3.020% 5/24/25 GBP (c)	150,000	190,687
3.363% 6/06/24	805,000	804,699
3.700% 6/06/27	1,259,000	1,270,883
4.669% 6/06/47	460,000	495,683
Bristol-Myers Squibb Co. 3.875% 8/15/25 (b)	437,000	500,561
5.250% 8/15/43 (b)	220,000	298,823
Cardinal Health, Inc. 3.750% 9/15/25	405,000	414,085
4.500% 11/15/44	100,000	96,685
4.900% 9/15/45	105,000	107,325
Cigna Corp. 3.400% 3/01/27 (b)	385,000	389,641
4.500% 2/25/26 (b)	1,270,000	1,369,212
CVS Health Corp. 3.625% 4/01/27	100,000	101,726
4.100% 3/25/25	380,000	401,976
4.250% 4/01/50	50,000	51,901
5.125% 7/20/45	25,000	28,765
Perrigo Finance Unlimited Co. 3.900% 12/15/24	275,000	269,983
4.375% 3/15/26	415,000	428,692
Takeda Pharmaceutical Co. Ltd. 2.250% 11/21/26 EUR (b) (c)	270,000	312,318
Teva Pharmaceutical Finance Netherlands II BV 6.000% 1/31/25 EUR (b) (c)	100,000	107,227

		13,008,358

Pipelines — 2.2%
APT Pipelines Ltd. 4.250% 7/15/27 (b)	885,000	920,743
Boardwalk Pipelines LP 4.950% 12/15/24	1,415,000	1,121,198
Cameron LNG LLC 2.902% 7/15/31 (b)	180,000	157,746

	Principal Amount	Value
3.302% 1/15/35 (b)	$200,000	$173,090
3.701% 1/15/39 (b)	150,000	132,915
Cheniere Corpus Christi Holdings LLC 3.700% 11/15/29 (b)	465,000	347,378
5.125% 6/30/27	140,000	124,335
5.875% 3/31/25	760,000	636,596
7.000% 6/30/24	290,000	254,494
Cheniere Energy Partners LP 4.500% 10/01/29 (b)	205,000	178,350
DCP Midstream Operating LP 6.750% 9/15/37 (b)	160,000	86,400
Energy Transfer Operating LP 2.900% 5/15/25	185,000	154,693
4.500% 4/15/24	105,000	93,650
4.950% 6/15/28	160,000	132,346
5.000% 5/15/50	90,000	70,060
5.250% 4/15/29	685,000	568,046
5.500% 6/01/27	355,000	308,985
5.875% 1/15/24	285,000	269,132
6.000% 6/15/48	640,000	536,838
6.250% 4/15/49	270,000	231,381
Kinder Morgan Energy Partners LP 3.500% 3/01/21	60,000	59,226
Kinder Morgan, Inc. 5.625% 11/15/23 (b)	110,000	115,235
NGL Energy Partners LP / NGL Energy Finance Corp. 7.500% 4/15/26	185,000	63,042
Peru LNG SRL 5.375% 3/22/30 (b)	600,000	360,000
Plains All American Pipeline LP/PAA Finance Corp. 3.850% 10/15/23	500,000	433,203
Sabine Pass Liquefaction LLC 5.000% 3/15/27	290,000	246,411
5.875% 6/30/26	1,215,000	1,099,332
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 6.875% 1/15/29	240,000	193,200
Transcanada Trust 3 mo. CDOR + 3.080% 4.650% VRN 5/18/77 CAD (c)	650,000	365,761
Transcontinental Gas Pipe Line Co. LLC 4.000% 3/15/28	125,000	112,211
4.600% 3/15/48	175,000	173,465
The Williams Cos., Inc. 3.900% 1/15/25	800,000	736,616
4.500% 11/15/23	895,000	840,834
4.550% 6/24/24	385,000	351,992
4.850% 3/01/48	915,000	853,077

		12,501,981

The accompanying notes are an integral part of the financial statements.

24

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Private Equity — 0.1%
Blackstone Property Partners Europe Holdings Sarl 2.000% 2/15/24 EUR (b) (c)	$151,000	$164,844
1.750% 3/12/29 EUR (b) (c)	130,000	128,998

		293,842

Real Estate — 0.2%
ADO Properties SA 1.500% 7/26/24 EUR (b) (c)	100,000	98,193
Akelius Residential Property AB 1.750% 2/07/25 EUR (b) (c)	120,000	130,582
CIFI Holdings Group Co. Ltd. 6.550% 3/28/24 (b)	400,000	363,989
Consus Real Estate AG 9.625% 5/15/24 EUR (b) (c)	175,000	156,336
Country Garden Holdings Co. Ltd. 5.125% 1/17/25 (b)	250,000	227,576
Shimao Property Holdings Ltd. 4.750% 7/03/22 (b)	400,000	393,032

		1,369,708

Real Estate Investment Trusts (REITS) — 2.6%
American Campus Communities Operating Partnership LP 2.850% 2/01/30	810,000	757,639
3.300% 7/15/26	405,000	399,405
American Tower Corp. 3.000% 6/15/23	420,000	420,552
Boston Properties LP 3.650% 2/01/26	850,000	862,023
Brixmor Operating Partnership LP 4.125% 6/15/26	2,000,000	2,086,719
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.849% 4/15/23	2,100,000	2,093,375
Crown Castle International Corp. 3.300% 7/01/30 (d)	170,000	168,604
4.150% 7/01/50 (d)	80,000	79,120
GLP Capital LP/GLP Financing II, Inc. 3.350% 9/01/24	125,000	110,625
5.250% 6/01/25	125,000	115,625
Healthcare Realty Trust, Inc. 3.625% 1/15/28	850,000	851,660
Healthpeak Properties, Inc. 3.250% 7/15/26	65,000	63,045
3.500% 7/15/29	70,000	68,399
Highwoods Realty LP 3.050% 2/15/30	675,000	609,565
4.125% 3/15/28	405,000	435,082
Inmobiliaria Colonial Socimi SA 2.500% 11/28/29 EUR (b) (c)	100,000	110,624
2.728% 6/05/23 EUR (b) (c)	200,000	230,348

	Principal Amount	Value
Prologis LP 2.250% 6/30/29 GBP (c)	$150,000	$182,989
Regency Centers LP 3.600% 2/01/27	305,000	316,130
SBA Tower Trust 2.836% 1/15/25 (b)	320,000	308,984
3.448% 3/15/48 (b)	1,400,000	1,415,782
3.722% 4/09/48 (b)	415,000	415,372
VEREIT Operating Partnership LP 3.950% 8/15/27	1,850,000	1,721,623
4.875% 6/01/26	550,000	529,734

		14,353,024

Retail — 0.6%
eG Global Finance PLC 4.375% 2/07/25 EUR (b) (c)	100,000	83,710
LSF10 Wolverine Investments SCA 5.000% 3/15/24 EUR (b) (c)	100,000	93,746
Next Group PLC 3.625% 5/18/28 GBP (b) (c)	250,000	305,492
QVC, Inc. 4.375% 3/15/23	1,750,000	1,655,002
SACI Falabella 4.375% 1/27/25 (b)	900,000	854,141
Walgreens Boots Alliance, Inc. 2.125% 11/20/26 EUR (c)	380,000	415,075
Yum! Brands, Inc. 7.750% 4/01/25 (b) (d)	85,000	89,250

		3,496,416

Semiconductors — 0.4%
Asml Holding NV 0.625% 7/07/22 EUR (b) (c)	100,000	110,513
1.625% 5/28/27 EUR (b) (c)	100,000	114,444
Micron Technology, Inc. 4.185% 2/15/27	405,000	409,118
4.640% 2/06/24	810,000	822,758
4.663% 2/15/30	49,000	51,177
4.975% 2/06/26	435,000	455,915
NXP BV / NXP Funding LLC 5.350% 3/01/26 (b)	215,000	232,458

		2,196,383

Software — 0.3%
Fidelity National Information Services, Inc. 0.750% 5/21/23 EUR (c)	190,000	206,102
2.602% 5/21/25 GBP (c)	190,000	236,259
Fiserv, Inc. 1.125% 7/01/27 EUR (c)	230,000	242,852
3.000% 7/01/31 GBP (c)	250,000	307,626
Oracle Corp. 2.800% 4/01/27 (d)	320,000	324,730
2.950% 4/01/30 (d)	415,000	417,857

		1,735,426

The accompanying notes are an integral part of the financial statements.

25

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Telecommunications — 1.1%
Altice France SA 3.375% 1/15/28 EUR (b) (c)	$135,000	$139,213
5.500% 1/15/28 (b)	495,000	463,468
Axtel SAB de CV 6.375% 11/14/24 (b)	900,000	742,968
C&W Senior Financing DAC 7.500% 10/15/26 (b)	400,000	366,426
Chorus Ltd. 1.125% 10/18/23 EUR (b) (c)	100,000	111,216
Empresa Nacional de Telecomunicaciones SA 4.875% 10/30/24 (b)	350,000	335,140
MTN Mauritius Investments Ltd. 4.755% 11/11/24 (b)	400,000	352,000
6.500% 10/13/26 (b)	200,000	190,848
Orange SA 0.875% 2/03/27 EUR (b) (c)	200,000	216,720
Telefonica Emisiones SA 1.788% 3/12/29 EUR (b) (c)	200,000	221,411
1.957% 7/01/39 EUR (b) (c)	150,000	152,514
2.242% 5/27/22 EUR (b) (c)	200,000	226,408
Verizon Communications, Inc. 4.672% 3/15/55	183,000	232,730
4.750% 11/01/41	165,000	191,895
Vodafone Group PLC 4.125% 5/30/25	750,000	798,552
4.125% 5/30/25	280,000	298,126
4.875% 6/19/49	700,000	772,299
5.250% 5/30/48	300,000	361,561

		6,173,495

Toys, Games & Hobbies — 0.1%
Hasbro, Inc. 3.000% 11/19/24	515,000	487,960
3.550% 11/19/26	250,000	238,495

		726,455

Transportation — 0.0%
ICTSI Treasury BV 4.625% 1/16/23 (b)	200,000	202,000

Trucking & Leasing — 0.2%
SMBC Aviation Capital Finance DAC 4.125% 7/15/23 (b)	1,110,000	1,197,458

TOTAL CORPORATE DEBT (Cost $191,510,930)		179,555,221

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 17.8%
Auto Floor Plan ABS — 0.2%
Ford Credit Floorplan Master Owner Trust A, Series 2018-2, Class B 3.320% 3/15/25	1,200,000	1,175,935

	Principal Amount	Value
Automobile ABS — 1.1%
Americredit Automobile Receivables Trust, Series 2019-1, Class B 3.130% 2/18/25	$160,000	$162,282
Avis Budget Rental Car Funding AESOP LLC Series 2017-2A, Class A, 2.970% 3/20/24 (b)	1,635,000	1,533,035
Series 2019-1A, Class A, 3.450% 3/20/23 (b)	275,000	272,420
Capital Auto Receivables Asset Trust Series 2018-2, Class C, 3.690% 12/20/23 (b)	825,000	816,122
Series 2018-1, Class D, 3.700% 6/20/25 (b)	800,000	789,361
CarMax Auto Owner Trust, Series 2017-3, Class B 2.440% 2/15/23	1,215,000	1,191,015
GM Financial Consumer Automobile Receivables Trust, Series 2019-4, Class B 2.040% 2/18/25	295,000	262,558
Santander Retail Auto Lease Trust Series 2019-B, Class D, 3.310% 6/20/24 (b)	715,000	695,120
Series 2018-A, Class C, 3.490% 5/20/22 (b)	385,000	383,964
World Omni Auto Receivables Trust, Series 2018-B, Class B 3.170% 1/15/25	200,000	196,295

		6,302,172

Commercial MBS — 6.4%
Ashford Hospitality Trust
Series 2018-ASHF, Class A, 1 mo. USD LIBOR + .900% 1.605% FRN 4/15/35 (b)	322,102	283,435
Series 2018-ASHF, Class B, 1 mo. USD LIBOR + 1.250% 1.955% FRN 4/15/35 (b)	235,000	188,046
Series 2018-ASHF, Class C, 1 mo. USD LIBOR + 1.400% 2.105% FRN 4/15/35 (b)	110,000	85,823
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class B, 1 mo. USD LIBOR + 1.250% 1.955% FRN 9/15/32 (b)	235,000	204,112
Aventura Mall Trust, Series 2018-AVM, Class A, 4.112% VRN 7/05/40 (b) (f)	380,000	381,347
BANK
Series 2019-BN21, Class D, 2.500% 10/17/52 (b)	495,000	299,102
Series 2019-BN22, Class D, 2.500% 11/15/62 (b)	420,000	245,230

The accompanying notes are an integral part of the financial statements.

26

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2020-BN25, Class C, 3.354% VRN 1/15/63 (f)	$515,000	$395,024
Series 2019-BN23, Class B, 3.455% 12/15/52	790,000	682,168
Series 2017-BNK5, Class B, 3.896% VRN 6/15/60 (f)	980,000	923,203
Series 2019-BNK18, Class B, 3.977% 5/15/62	480,000	440,574
Series 2018-BNK13, Class A5, 4.217% VRN 8/15/61 (f)	415,000	459,687
Series 2017-BNK5, Class C, 4.255% VRN 6/15/60 (f)	850,000	747,315
BBCMS Mortgage Trust
Series 2020-C6, Class AS, 2.840% 2/15/53	200,000	186,116
Series 2019-BWAY, Class D, 1 mo. USD LIBOR + 2.160% 2.865% FRN 11/25/34 (b)	245,000	203,869
Benchmark Mortgage Trust
Series 2019-B13, Class AM, 3.183% 8/15/57	320,000	308,723
Series 2020-B16, Class C, 3.536% VRN 2/15/53 (f)	345,000	262,559
Series 2018-B3, Class AS, 4.195% VRN 4/10/51 (f)	375,000	392,287
Series 2018-B8, Class A5, 4.232% 1/15/52	620,000	696,627
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class B, 3.267% VRN 11/15/52 (f)	295,000	256,112
Series 2019-CF1, Class B, 4.178% VRN 5/15/52 (f)	370,000	344,493
Series 2019-CF1, Class C, 4.352% VRN 5/15/52 (f)	380,000	320,349
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class C, 3.554% 2/15/53	555,000	424,110
Series 2017-C4, Class AS, 3.764% 10/12/50	520,000	523,097
Series 2018-B2, Class C, 4.673% VRN 3/10/51 (f)	205,000	182,148
Commercial Mortgage Pass Through Certificates Series 2014-CR20, Class AM, 3.938% 11/10/47	1,490,000	1,529,743
Series 2015-LC23, Class AM, 4.158% VRN 10/10/48 (f)	1,650,000	1,694,898
Series 2015-CR26, Class B, 4.484% VRN 10/10/48 (f)	627,000	578,845
Series 2014-UBS2, Class B, 4.701% 3/10/47	207,000	207,185
Commercial Mortgage Trust, Series 2015-DC1, Class AM 3.724% 2/10/48	150,000	148,696

	Principal Amount	Value
CSAIL Commercial Mortgage Trust Series 2019-C17, Class A4, 2.763% 9/15/52	$655,000	$659,372
Series 2019-C17, Class AS, 3.278% 9/15/52	285,000	273,721
Series 2019-C17, Class B, 3.480% 9/15/52	330,000	291,206
DC Office Trust, Series 2019-MTC, Class D, 3.174% VRN 9/15/45 (b) (f)	520,000	417,054
FREMF Mortgage Trust Series 2019-K100, Class B, 3.490% VRN 11/25/52 (b) (f)	765,000	576,398
Series 2019-K736, Class B, 3.759% VRN 7/25/26 (b) (f)	585,000	507,166
Series 2018-K73, Class B, 3.853% VRN 2/25/51 (b) (f)	665,000	545,494
Series 2019-K98, Class B, 3.862% VRN 10/25/52 (b) (f)	335,000	252,840
Series 2018-K731, Class B, 3.932% VRN 2/25/25 (b) (f)	720,000	648,915
Great Wolf Trust Series 2019-WOLF, Class C, 1 mo. USD LIBOR + 1.633% 2.338% FRN 12/15/36 (b)	435,000	378,574
Series 2019-WOLF, Class D, 1 mo. USD LIBOR + 1.933% 2.638% FRN 12/15/36 (b)	820,000	688,773
GS Mortgage Securities Trust
Series 2019-GSMS, Class C, 1 mo. USD LIBOR + 1.300% 2.005% FRN 6/15/36 (b)	735,000	661,428
Series 2017-GS8, Class D, 2.700% 11/10/50 (b)	585,000	392,352
Series 2019-GC40, Class A4, 3.160% 7/10/52	1,005,000	1,056,940
Hudson Yards Mortgage Trust
Series 2019-30HY, Class B, 3.380% VRN 7/10/39 (b) (f)	410,000	418,466
Series 2019-30HY, Class D, 3.443% VRN 7/10/39 (b) (f)	470,000	439,105
ILPT Trust, Series 2019-SURF, Class A 4.145% 2/11/41 (b)	835,000	913,658
Independence Plaza Trust
Series 2018-INDP, Class A, 3.763% 7/10/35 (b)	845,000	848,333
Series 2018-INDP, Class B, 3.911% 7/10/35 (b)	855,000	853,076
InTown Hotel Portfolio Trust, Series 2018-STAY, Class C, 1 mo. USD LIBOR + 1.250% 1.955% FRN 1/15/33 (b)	500,000	420,341

The accompanying notes are an integral part of the financial statements.

27

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX 4.248% 7/05/33 (b)	$115,000	$117,596
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class AS, 3.858% VRN 3/15/50 (f)	160,000	161,054
Morgan Stanley Baml Trust, Series 2015-C22, Class AS 3.561% 4/15/48	260,000	259,480
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class B, 4.565% VRN 4/15/47 (f)	1,215,000	1,208,394
MSCG Trust, Series 2018-SELF, Class A, 1 mo. USD LIBOR + .900% 1.605% FRN 10/15/37 (b)	1,210,000	1,101,169
RETL, Series 2019-RVP, Class A, 1 mo. USD LIBOR + 1.150% 1.855% FRN 3/15/36 (b)	155,861	140,442
SLIDE
Series 2018-FUN, Class A, 1 mo. USD LIBOR + .900% 1.605% FRN 6/15/31 (b)	998,121	935,739
Series 2018-FUN, Class E, 1 mo. USD LIBOR + 2.300% 3.005% FRN 6/15/31 (b)	374,295	321,895
Wells Fargo Commercial Mortgage Trust Series 2019-JWDR, Class A, 2.584% VRN 9/15/31 (b) (f)	710,000	670,618
Series 2019-JWDR, Class B, 2.786% VRN 9/15/31 (b) (f)	205,000	185,146
Series 2019-C51, Class A4, 3.311% 6/15/52	1,130,000	1,192,553
Series 2019-C53, Class B, 3.514% VRN 10/15/52 (f)	360,000	314,315
Series 2014-LC18, Class AS, 3.808% 12/15/47	1,695,000	1,727,802
Series 2019-C54, Class C, 3.810% 12/15/52	510,000	443,249
Series 2017-C39, Class B, 4.025% 9/15/50	1,010,000	940,913
Series 2017-C41, Class B, 4.188% VRN 11/15/50 (f)	381,000	355,640
Series 2015-C29, Class C, 4.219% VRN 6/15/48 (f)	935,000	868,921

		35,783,061

Credit Card ABS — 0.2%
Synchrony Credit Card Master Note Trust, Series 2018-1, Class C 3.360% 3/15/24	1,020,000	985,555

	Principal Amount	Value
Other ABS — 3.9%
Applebee’s Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I 4.194% 6/07/49 (b)	$685,000	$644,263
Barings BDC Static CLO Ltd., Series 2019-1A, Class A1, 3 mo. USD LIBOR + 1.020% 2.851% FRN 4/15/27 (b)	698,809	682,597
Barings CLO Ltd., Series 2016-2A, Class AR, 3 mo. USD LIBOR + 1.080% 2.899% FRN 7/20/28 (b)	440,000	428,260
Bayview Mortgage Fund IV Trust, Series 2017-RT3, Class A, 3.500% VRN 1/28/58 (b) (f)	668,692	665,352
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class A2RR, 3 mo. USD LIBOR + 1.750% 3.569% FRN 1/20/29 (b)	420,000	388,726
Bluemountain Clo Ltd., Series 2015-2A, Class A1R, 3 mo. USD LIBOR + .930% 2.749% FRN 7/18/27 (b)	275,000	267,312
CBAM Ltd., Series 2019-9A, Class A, 3 mo. USD LIBOR + 1.280% 3.111% FRN 2/12/30 (b)	1,230,000	1,178,876
CIFC Funding Ltd., Series 2015-4A, Class A1R, 3 mo. USD LIBOR + 1.150% 2.969% FRN 10/20/27 (b)	450,000	428,481
Cole Park CLO Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.050% 2.869% FRN 10/20/28 (b)	755,000	732,608
Eaton Vance CLO Ltd., Series 2013-1A, Class A2RR, 3 mo. USD LIBOR + 1.850% 3.681% FRN 1/15/28 (b)	1,210,000	1,119,707
Golub Capital Partners CLO, Series 2018-39A, Class A1, 3 mo. USD LIBOR + 1.150% 2.969% FRN 10/20/28 (b)	570,000	549,627
Hardee’s Funding LLC
Series 2018-1A, Class A2I, 4.250% 6/20/48 (b)	591,000	570,194
Series 2018-1A, Class AII, 4.959% 6/20/48 (b)	320,125	298,613
Hilton Grand Vacations Trust, Series 2014-AA, Class B 2.070% 11/25/26 (b)	179,675	176,119
HPS Loan Management, Series 11A-17, Class BR, 3 mo. USD LIBOR + 1.550% 3.345% FRN 5/06/30 (b)	265,000	237,565

The accompanying notes are an integral part of the financial statements.

28

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Jack In The Box Funding LLC, Series 2019-1A, Class A2I 3.982% 8/25/49 (b)	$538,650	$488,062
Madison Park Funding XXXIII Ltd., Series 2019-33A, Class A, 3 mo. USD LIBOR + 1.330% 3.174% FRN 10/15/32 (b)	1,020,000	955,054
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class A1, 3 mo. USD LIBOR + 1.300% 3.131% FRN 7/15/32 (b)	305,000	286,644
Magnetite XVIII Ltd., Series 2016-18A, Class AR, 3 mo. USD LIBOR + 1.080% 2.772% FRN 11/15/28 (b)	1,055,000	1,015,682
Mill City Mortgage Loan Trust, Series 2018-1, Class A1, 3.250% VRN 5/25/62 (b) (f)	490,847	494,631
Neuberger Berman CLO XIX Ltd., Series 2015-19A, Class A2R2, 3 mo. USD LIBOR + 1.150% 2.981% FRN 7/15/27 (b)	820,000	782,806
Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class A, 3 mo. USD LIBOR + .850% 2.681% FRN 1/15/28 (b)	1,000,000	963,106
OCP CLO Ltd., Series 2014-7A, Class A1RR, 3 mo. USD LIBOR + 1.120% 2.939% FRN 7/20/29 (b)	725,000	686,276
Octagon Investment Partners 29 Ltd., Series 2016-1A, Class AR, 3 mo. USD LIBOR + 1.180% 2.981% FRN 1/24/33 (b)	885,000	812,977
Octagon Investment Partners XXIII Ltd.
Series 2015-1A, Class A1R, 3 mo. USD LIBOR + .850% 2.681% FRN 7/15/27 (b)	320,000	309,201
Series 2015-1A, Class BR, 3 mo. USD LIBOR + 1.200% 3.031% FRN 7/15/27 (b)	265,000	247,210
OZLM VII Ltd., Series 2014-7RA, Class A1R, 3 mo. USD LIBOR + 1.010% 2.846% FRN 7/17/29 (b)	365,000	345,729
OZLM VIII Ltd., Series 2014-8A, Class A1RR, 3 mo. USD LIBOR + 1.170% 3.006% FRN 10/17/29 (b)	645,000	613,607
SBA Tower Trust, Series 2014-2A, Class C, 3.869% STEP 10/15/49 (b)	760,000	769,148

	Principal Amount	Value
Southwick Park CLO LLC, Series 2019-4A, Class A1, 3 mo. USD LIBOR + 1.300% 3.119% FRN 7/20/32 (b)	$1,215,000	$1,137,606
Symphony CLO XVII Ltd., Series 2016-17A, Class AR, 3 mo. USD LIBOR + .880% 2.711% FRN 4/15/28 (b)	635,000	617,777
Taco Bell Funding LLC, Series 2018-1A, Class A2I 4.318% 11/25/48 (b)	567,813	547,224
Towd Point Mortgage Trust
Series 2015-6, Class A1, 3.500% VRN 4/25/55 (b) (f)	454,670	458,703
Series 2018-3, Class A1, 3.750% VRN 5/25/58 (b) (f)	616,511	631,025
Series 2018-SJ1, Class A1, 4.000% VRN 10/25/58 (b) (f)	596,228	599,271
Verizon Owner Trust, Series 2018-1A, Class C 3.200% 9/20/22 (b)	650,000	636,929

		21,766,968

Student Loans ABS — 0.8%
Navient Private Education Refi Loan Trust Series 2019-FA, Class A2, 2.600% 8/15/68 (b)	760,000	766,178
Series 2020-CA, Class B, 2.830% 11/15/68 (b)	470,000	461,775
Nelnet Student Loan Trust, Series 2020-1A, Class A, 1 mo. USD LIBOR + .740% 2.390% FRN 3/26/68 (b)	295,000	280,304
SMB Private Education Loan Trust
Series 2016-B, Class A2A, 2.430% 2/17/32 (b)	809,525	781,075
Series 2018-A, Class A2A, 3.500% 2/15/36 (b)	1,310,000	1,291,972
Series 2018-C, Class A2A, 3.630% 11/15/35 (b)	990,000	986,246

		4,567,550

WL Collateral CMO — 5.0%
Angel Oak Mortgage Trust
Series 2018-3, Class A3, 3.238% VRN 5/25/59 (b) (f)	431,318	418,225
Series 2019-1, Class A2, 4.022% VRN 11/25/48 (b) (f)	166,614	163,139
COLT Mortgage Loan Trust
Series 2019-3, Class A1, 2.764% VRN 8/25/49 (b) (f)	755,493	687,449
Series 2019-1, Class A1, 3.705% VRN 3/25/49 (b) (f)	605,750	584,859

The accompanying notes are an integral part of the financial statements.

29

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-3, Class A3, 3.865% VRN 10/26/48 (b) (f)	$189,701	$180,128
Series 2018-4, Class A1, 4.006% VRN 12/28/48 (b) (f)	243,166	236,396
Deephaven Residential Mortgage Trust
Series 2018-2A, Class A1, 3.479% VRN 4/25/58 (b) (f)	199,455	191,551
Series 2019-1A, Class A1, 3.743% VRN 1/25/59 (b) (f)	188,393	181,367
Ellington Financial Mortgage Trust, Series 2019-2, Class A1, 2.739% VRN 11/25/59 (b) (f)	645,712	618,864
Flagstar Mortgage Trust Series 2020-1INV, Class A11, 1 mo. USD LIBOR + .850% 1.797% FRN 3/25/50 (b)	285,247	275,948
Series 2018-6RR, Class 2A4, 4.000% VRN 9/25/48 (b) (f)	182,591	181,368
Galton Funding Mortgage Trust Series 2020-H1, Class A1, 2.310% VRN 1/25/60 (b) (f)	748,059	713,897
Series 2019-H1, Class A1, 2.657% VRN 10/25/59 (b) (f)	603,129	579,310
Series 2019-H1, Class A3, 2.964% VRN 10/25/59 (b) (f)	542,816	524,437
Series 2018-1, Class A23, 3.500% VRN 11/25/57 (b) (f)	159,280	156,340
Series 2019-2, Class A42, 3.500% VRN 6/25/59 (b) (f)	252,458	244,085
GMRF Mortgage Acquisition Co.
Series 2019-1, Class A22, 4.000% VRN 2/25/59 (b) (f)	119,906	117,052
Series 2019-1, Class A42, 4.000% VRN 2/25/59 (b) (f)	97,794	94,137
Homeward Opportunities Fund I Trust Series 2019-3, Class A1, 2.675% VRN 11/25/59 (b) (f)	386,559	372,805
Series 2019-2, Class A1, 2.702% VRN 9/25/59 (b) (f)	28,172	27,234
Series 2019-3, Class A3, 3.031% VRN 11/25/59 (b) (f)	386,559	366,976
Series 2019-1, Class A1, 3.454% VRN 1/25/59 (b) (f)	395,137	389,181
Series 2019-1, Class A3, 3.606% VRN 1/25/59 (b) (f)	418,380	404,283
JP Morgan Mortgage Trust
Series 2020-INV1, Class A11, 1 mo. USD LIBOR + .830% 2.457% FRN 8/25/50 (b)	280,159	270,407
Series 2019-INV2, Class A3, 3.500% VRN 2/25/50 (b) (f)	298,381	297,225
Series 2019-INV3, Class A3, 3.500% VRN 5/25/50 (b) (f)	547,796	549,083

	Principal Amount	Value
Series 2020-LTV1, Class A3, 3.500% VRN 6/25/50 (b) (f)	$639,345	$665,218
Series 2020-INV1, Class A3, 3.500% VRN 8/25/50 (b) (f)	442,356	461,916
New Residential Mortgage Loan Trust
Series 2020-NQM1, Class A1, 2.464% VRN 1/26/60 (b) (f)	532,941	507,828
Series 2019-NQM5, Class A1, 2.710% VRN 11/25/59 (b) (f)	883,739	848,778
Series 2019-NQM3, Class A3, 3.086% VRN 7/25/49 (b) (f)	279,075	258,449
Series 2019-NQM2, Class A1, 3.600% VRN 4/25/49 (b) (f)	364,210	359,341
Series 2019-NQM1, Class A1, 3.675% VRN 1/25/49 (b) (f)	425,194	420,826
Series 2019-NQM1, Class A3, 3.928% VRN 1/25/49 (b) (f)	405,484	385,850
OBX Trust
Series 2020-INV1, Class A5, 3.500% VRN 12/25/49 (b) (f)	716,509	747,296
Series 2019-EXP3, Class 1A8, 3.500% VRN 10/25/59 (b) (f)	309,772	305,393
Series 2020-EXP1, Class 1A8, 3.500% VRN 2/25/60 (b) (f)	400,470	402,134
Series 2019-INV2, Class A25, 4.000% VRN 5/27/49 (b) (f)	793,347	778,148
Onslow Bay Financial LLC
Series 2020-EXP1, Class 2A1, 1 mo. USD LIBOR + 0.750% 1.697% FRN 2/25/60 (b)	160,342	154,500
Series 2019-EXP2, Class 1A3, 4.000% VRN 6/25/59 (b) (f)	411,072	413,849
Sequoia Mortgage Trust
Series 2017-CH1, Class A2, 3.500% VRN 8/25/47 (b) (f)	872,105	862,632
Series 2017-CH1, Class A13, 4.000% VRN 8/25/47 (b) (f)	450,000	447,731
Series 2018-CH3, Class A2, 4.000% VRN 8/25/48 (b) (f)	281,567	281,561
Series 2018-CH4, Class A2, 4.000% VRN 10/25/48 (b) (f)	348,719	354,171
SG Residential Mortgage Trust, Series 2019-3, Class A1, 2.703% VRN 9/25/59 (b) (f)	437,370	425,205
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A1, 2.610% VRN 9/27/49 (b) (f)	580,088	559,220
Series 2019-1, Class A1, 2.941% VRN 6/25/49 (b) (f)	463,678	446,265
Series 2019-1, Class A2, 3.146% VRN 6/25/49 (b) (f)	384,417	366,586
Series 2019-IMC1, Class A1, 3.468% VRN 2/25/49 (b) (f)	301,389	297,301

The accompanying notes are an integral part of the financial statements.

30

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-IMC2, Class A1, 4.121% VRN 10/25/48 (b) (f)	$536,643	$501,592
Verus Securitization Trust
Series 2019-4, Class A1, 2.642% STEP 11/25/59 (b)	1,170,345	1,128,509
Series 2019-INV3, Class A1, 2.692% VRN 11/25/59 (b) (f)	1,192,729	1,150,930
Series 2017-2A, Class A3, 2.845% VRN 7/25/47 (b) (f)	518,413	498,297
Series 2019-INV2, Class A1, 2.913% VRN 7/25/59 (b) (f)	964,283	935,068
Series 2019-3, Class A3, 3.040% STEP 7/25/59 (b)	265,879	257,237
Series 2019-INV2, Class A2, 3.117% VRN 7/25/59 (b) (f)	580,315	562,101
Series 2019-INV1, Class A1, 3.402% VRN 12/25/59 (b) (f)	260,790	254,607
Series 2019-2, Class A3, 3.448% VRN 5/25/59 (b) (f)	740,501	724,229
Series 2018-2, Class A1, 3.677% VRN 6/01/58 (b) (f)	176,712	171,432
Series 2017-1A, Class A3, 3.716% VRN 1/25/47 (b) (f)	358,801	350,163
Series 2019-1, Class A1, 3.836% VRN 2/25/59 (b) (f)	572,497	545,777
Series 2018-3, Class A1, 4.108% VRN 10/25/58 (b) (f)	226,633	219,459
Series 2018-INV2, Class A1FX, 4.148% VRN 10/25/58 (b) (f)	414,708	401,993
Series 2018-3, Class A2, 4.180% VRN 10/25/58 (b) (f)	331,669	321,013

		27,598,351

WL Collateral Support CMO — 0.2%
CIM Trust, Series 2019-INV3, Class A15, 3.500% VRN 8/25/49 (b) (f)	312,526	302,643
JP Morgan Mortgage Trust
Series 2019-INV3, Class A15, 3.500% VRN 5/25/50 (b) (f)	471,581	459,485
Series 2020-LTV1, Class A15, 3.500% VRN 6/25/50 (b) (f)	273,308	283,173
Sequoia Mortgage Trust, Series 2018-CH2, Class A21, 4.000% VRN 6/25/48 (b) (f)	211,024	216,208

		1,261,509

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $104,787,444)		99,441,101

	Principal Amount	Value

SOVEREIGN DEBT OBLIGATIONS — 15.4%
1Malaysia Development Berhad Global Investments Ltd. 4.400% 3/09/23 (b)	$1,000,000	$864,992
Albania Government International Bond 3.500% 10/09/25 EUR (b) (c)	115,000	132,245
3.500% 10/09/25 EUR (b) (c)	160,000	183,993
Argentine Republic Government International Bond 3.375% 1/15/23 EUR (c)	235,000	64,795
Australia Government Bond 3.000% 3/21/47 AUD (b) (c)	3,235,000	2,582,887
Bermuda Government International Bond 4.750% 2/15/29 (b)	650,000	656,500
Bonos Tesoreria Pesos 4.500% 3/01/26 CLP (c)	445,000,000	568,326
4.700% 9/01/30 CLP (b) (c)	2,670,000,000	3,420,672
Brazil Notas do Tesouro Nacional Serie F 10.000% 1/01/25 BRL (c)	4,471,000	971,291
Canadian Government Bond 2.000% 9/01/23 CAD (c)	2,130,000	1,587,443
2.000% 6/01/28 CAD (c)	390,000	306,277
3.500% 12/01/45 CAD (c)	980,000	1,026,448
Croatia Government International Bond 3.875% 5/30/22 EUR (b) (c)	400,000	461,308
Cyprus Government International Bond 1.250% 1/21/40 EUR (b) (c)	20,000	20,643
2.375% 9/25/28 EUR (b) (c)	1,073,000	1,303,177
2.750% 2/26/34 EUR (b) (c)	93,000	117,961
2.750% 5/03/49 EUR (b) (c)	70,000	94,960
3.750% 7/26/23 EUR (b) (c)	645,000	778,385
3.750% 7/26/23 EUR (b) (c)	385,000	464,617
3.875% 5/06/22 EUR (b) (c)	1,050,000	1,229,803
4.250% 11/04/25 EUR (b) (c)	540,000	703,579
4.250% 11/04/25 EUR (b) (c)	250,000	325,731
Czech Republic International Bond 3.875% 5/24/22 EUR (b) (c)	460,000	547,515
Egypt Government International Bond 4.750% 4/11/25 EUR (b) (c)	290,000	278,262
France Government Bond OAT 1.750% 11/25/24 EUR (b) (c)	3,489,000	4,233,895
1.750% 5/25/66 EUR (b) (c)	50,000	73,316
3.250% 5/25/45 EUR (b) (c)	446,000	783,768
Indonesia Government International Bond 3.750% 6/14/28 EUR (b) (c)	1,080,000	1,262,599

The accompanying notes are an integral part of the financial statements.

31

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Indonesia Treasury Bond 6.125% 5/15/28 IDR (c)	$11,494,000,000	$619,318
7.000% 5/15/27 IDR (c)	6,090,000,000	355,532
8.125% 5/15/24 IDR (c)	1,504,000,000	94,961
8.375% 3/15/24 IDR (c)	12,000,000,000	764,939
8.375% 9/15/26 IDR (c)	1,700,000,000	107,338
8.750% 5/15/31 IDR (c)	4,710,000,000	294,180
10.250% 7/15/27 IDR (c)	1,300,000,000	89,156
Ireland Government Bond 1.000% 5/15/26 EUR (b) (c)	1,858,000	2,176,073
1.350% 3/18/31 EUR (b) (c)	906,000	1,120,538
1.500% 5/15/50 EUR (b) (c)	100,000	128,611
2.000% 2/18/45 EUR (b) (c)	165,000	235,218
4.500% 4/18/20 EUR (c)	268,000	296,178
5.400% 3/13/25 EUR (c)	943,000	1,326,127
Israel Government Bond 1.750% 8/31/25 ILS (c)	7,010,000	2,100,870
3.750% 3/31/47 ILS (c)	659,000	247,299
5.500% 1/31/42 ILS (c)	2,845,000	1,325,575
Israel Government International Bond 1.500% 1/18/27 EUR (b) (c)	530,000	605,109
Italy Buoni Poliennali Del Tesoro 2.800% 3/01/67 EUR (b) (c)	1,194,000	1,385,876
Japan Government Thirty Year Bond 1.700% 9/20/44 JPY (c)	225,600,000	2,750,128
2.200% 9/20/39 JPY (c)	42,650,000	537,440
2.500% 9/20/37 JPY (c)	364,800,000	4,653,223
Japan Government Twenty Year Bond 0.600% 6/20/37 JPY (c)	337,100,000	3,287,983
0.700% 3/20/37 JPY (c)	149,900,000	1,484,348
1.200% 12/20/34 JPY (c)	335,700,000	3,540,577
1.500% 6/20/34 JPY (c)	12,000,000	130,950
Japanese Government CPI Linked Bond 0.100% 3/10/24 JPY (c)	79,572,000	737,812
0.100% 9/10/24 JPY (c)	87,328,300	809,731
0.100% 3/10/25 JPY (c)	147,024,000	1,365,296
Latvia Government International Bond 0.375% 10/07/26 EUR (b) (c)	1,843,000	2,039,148
1.875% 2/19/49 EUR (b) (c)	527,000	753,324
Malaysia Government International Bond 4.736% 3/15/46 MYR (c)	5,990,000	1,478,273
4.921% 7/06/48 MYR (c)	6,645,000	1,726,085
4.935% 9/30/43 MYR (c)	155,000	39,863
Mexican Bonos 7.500% 6/03/27 MXN (c)	4,750,000	203,508
10.000% 12/05/24 MXN (c)	12,257,000	583,825

	Principal Amount	Value
Morocco Government International Bond 4.500% 10/05/20 EUR (b) (c)	$300,000	$332,478
National Highways Authority of India 7.300% 5/18/22 INR (b) (c)	100,000,000	1,338,132
Netherlands Government Bond 5.500% 1/15/28 EUR (c)	50,000	80,637
New South Wales Treasury Corp. 4.000% 5/20/26 AUD (b) (c)	450,000	325,760
4.000% 5/20/26 AUD (b) (c)	860,000	622,564
Norway Government Bond 3.000% 3/14/24 NOK (b) (c)	2,700,000	285,394
Portugal Obrigacoes do Tesouro OT 4.100% 2/15/45 EUR (b) (c)	273,000	454,132
Province of Ontario Canada 2.600% 6/02/25 CAD (c)	286,000	214,251
3.500% 6/02/43 CAD (c)	62,000	51,130
3.500% 6/02/43 CAD (c)	140,000	115,455
Republic of South Africa Government Bond 8.000% 1/31/30 ZAR (c)	5,517,000	252,877
Republic of South Africa Government International Bond 10.500% 12/21/26 ZAR (c)	31,473,000	1,795,363
Romania Government Bond 5.000% 2/12/29 RON (c)	5,255,000	1,207,248
Romanian Government International Bond 2.000% 1/28/32 EUR (b) (c)	110,000	108,679
2.375% 4/19/27 EUR (b) (c)	455,000	506,918
2.875% 10/28/24 EUR (b) (c)	100,000	114,286
2.875% 3/11/29 EUR (b) (c)	96,000	110,114
4.250% 6/28/23 RON (c)	2,545,000	584,724
4.625% 9/18/20 EUR (b) (c)	520,000	581,084
4.750% 2/24/25 RON (c)	3,045,000	707,910
5.800% 7/26/27 RON (c)	1,820,000	449,220
Russian Federal Bond – OFZ 8.150% 2/03/27 RUB (c)	29,733,000	412,586
Serbia International Bond 1.500% 6/26/29 EUR (b) (c)	765,000	769,893
Singapore Government International Bond 3.125% 9/01/22 SGD (c)	1,130,000	838,904
Slovenia Government International Bond 1.000% 3/06/28 EUR (b) (c)	250,000	289,414
1.250% 3/22/27 EUR (b) (c)	788,000	933,023
1.500% 3/25/35 EUR (b) (c)	398,000	484,095
2.125% 7/28/25 EUR (b) (c)	970,000	1,188,005
4.625% 9/09/24 EUR (b) (c)	324,000	432,031
5.250% 2/18/24 (b)	200,000	224,644
5.250% 2/18/24 (b)	200,000	224,644

The accompanying notes are an integral part of the financial statements.

32

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Spain Government Bond 0.600% 10/31/29 EUR (b) (c)	$2,063,000	$2,266,362
Spain Government International Bond 1.400% 7/30/28 EUR (b) (c)	410,000	483,050
Sri Lanka Government International Bond 6.250% 10/04/20 (b)	300,000	207,000
6.250% 7/27/21 (b)	200,000	132,000
Thailand Government International Bond 3.650% 6/20/31 THB (c)	23,785,000	858,230
United Kingdom Gilt 1.625% 10/22/71 GBP (b) (c)	339,000	608,954
4.250% 12/07/46 GBP (b) (c)	651,000	1,472,207

		86,503,198

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $90,395,495)		86,503,198

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 13.7%
Collateralized Mortgage Obligations — 0.1%
Federal National Mortgage Association REMICS Series 2018-44, Class PC 4.000% 6/25/44	196,361	200,820
Government National Mortgage Association Series 2018-122, Class FE 1 mo. USD LIBOR + .300% 1.073% 9/20/48	249,776	245,389

		446,209

Pass-Through Securities — 11.7%
Federal Home Loan Mortgage Corp.
Pool #SB0222 3.000% 11/01/34	337,464	358,226
Pool #SD0080 3.000% 9/01/49	228,041	241,236
Pool #QA7625 3.000% 3/01/50	315,000	330,274
Pool #SD0286 3.000% 4/01/50 (d)	1,005,000	1,053,732
Federal National Mortgage Association
Pool #BM3859 2.500% 8/01/31	221,041	230,062
Pool #BC9043 2.500% 11/01/31	576,468	599,814
Pool #BM1890 2.500% 1/01/32	177,663	185,025
Pool #MA3125 3.000% 9/01/32	189,052	198,497
Pool #BM5109 3.000% 12/01/32	1,295,869	1,361,015
Pool #BM5111 3.000% 11/01/33	223,932	236,029
Pool #CA4885 3.000% 12/01/34	770,217	817,842
Pool #BO7256 3.000% 1/01/35	332,508	351,094
Pool #FM2547 3.000% 2/01/35	591,232	627,790
Pool #AL9412 3.000% 11/01/36	375,386	400,040
Pool #BM4221 3.000% 1/01/43	258,983	274,131
Pool #BM5468 3.000% 2/01/43	384,366	406,847

	Principal Amount	Value
Pool #AB9248 3.000% 5/01/43	$137,996	$146,067
Pool #AU1629 3.000% 7/01/43	31,650	33,501
Pool #AS0406 3.000% 9/01/43	131,998	139,884
Pool #BM5469 3.000% 3/01/44	763,073	807,705
Pool #BM3380 3.000% 6/01/46	571,133	604,895
Pool #MA2670 3.000% 7/01/46	352,267	370,449
Pool #BD8462 3.000% 11/01/46	2,272,479	2,394,742
Pool #AS8295 3.000% 11/01/46	460,970	487,932
Pool #BM4896 3.000% 2/01/47	567,327	600,509
Pool #BM1418 3.000% 4/01/47	2,588,696	2,727,973
Pool #BM4744 3.000% 6/01/47	203,064	214,941
Pool #FM1572 3.000% 9/01/48	639,985	673,017
Pool #FM1445 3.000% 8/01/49	201,938	213,623
Pool #BJ9613 3.000% 10/01/49	442,733	464,201
Pool #AS4449 3.500% 2/01/35	271,429	291,349
Pool #MA1283 3.500% 12/01/42	94,071	100,916
Pool #AL6167 3.500% 1/01/44	1,276,096	1,368,952
Pool #BC1747 3.500% 1/01/46	2,828,437	3,015,687
Pool #BM5785 3.500% 9/01/46	304,883	325,257
Pool #BM4582 3.500% 8/01/47	261,810	279,388
Pool #BM3122 3.500% 10/01/47	3,218,716	3,443,873
Pool #CA1189 3.500% 2/01/48	520,281	550,335
Pool #BO1033 3.500% 8/01/49	75,306	79,757
Pool #BO1410 3.500% 9/01/49	591,223	626,170
Pool #BO1437 3.500% 10/01/49	514,265	544,952
Pool #BF0198 4.000% 11/01/40	248,218	269,843
Pool #AL2745 4.000% 3/01/42	1,118,393	1,221,768
Pool #BM3385 4.000% 6/01/45	1,623,041	1,750,744
Pool #CA0062 4.000% 7/01/47	608,614	650,985
Pool #MA3088 4.000% 8/01/47	223,765	239,343
Pool #MA3149 4.000% 10/01/47	1,511,933	1,615,774
Pool #MA3467 4.000% 9/01/48	24,330	25,970
Pool #CA2378 4.000% 9/01/48	501,114	534,904
Pool #BM5527 4.000% 10/01/48	393,365	422,225
Pool #BN4333 4.000% 2/01/49	132,486	141,337
Pool #CA4571 4.000% 11/01/49	339,721	363,769
Pool #CA4823 4.000% 12/01/49	54,866	58,852
Pool #AL6536 4.500% 3/01/45	690,818	752,667
Pool #BM4185 4.500% 9/01/46	296,619	321,989
Pool #BM3148 4.500% 11/01/47	334,852	365,354
Pool #BM4343 4.500% 5/01/48	706,403	770,750
Pool #MA3416 4.500% 7/01/48	1,411,941	1,520,260
Pool #CA2204 4.500% 8/01/48	294,958	317,402
Pool #CA2206 4.500% 8/01/48	203,988	219,306
Pool #CA2207 4.500% 8/01/48	150,915	162,634
Pool #CA2419 4.500% 10/01/48	383,960	413,176
Pool #CA5186 4.500% 1/01/50	126,768	136,543
Pool #AL9893 5.000% 2/01/45	611,181	669,399
Pool #MA3374 5.000% 5/01/48	194,891	210,410
Pool #BM3279 5.500% 5/01/44	1,960,419	2,231,049
Pool #BM4971 6.000% 7/01/41	345,853	404,094

The accompanying notes are an integral part of the financial statements.

33

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Government National Mortgage Association
Pool #MA2891 3.000% 6/20/45	$2,105,592	$2,243,788
Pool #MA6399 3.000% 1/20/50	324,583	337,772
Pool #MA5985 3.500% 6/20/49	45,127	47,604
Pool #MA6339 3.500% 12/20/49	49,579	52,405
Government National Mortgage Association II
Pool #MA3662 3.000% 5/20/46	60,667	64,516
Pool #MA3873 3.000% 8/20/46	357,639	379,882
Pool #MA6144 3.000% 9/20/49	137,823	143,423
Pool #MA6209 3.000% 10/20/49	813,062	846,099
Pool #MA6531 3.000% 3/20/50 (d)	1,100,000	1,144,696
Pool #MA0220 3.500% 7/20/42	344,975	369,386
Pool #MA0318 3.500% 8/20/42	384,996	412,240
Pool #MA0392 3.500% 9/20/42	51,766	55,429
Pool #MA1090 3.500% 6/20/43	300,442	321,514
Pool #AL1773 3.500% 1/20/45	387,315	412,664
Pool #MA3310 3.500% 12/20/45	218,418	232,850
Pool #MA3597 3.500% 4/20/46	339,141	360,702
Pool #MA3663 3.500% 5/20/46	270,574	287,776
Pool #MA3736 3.500% 6/20/46	127,063	135,141
Pool #MA3803 3.500% 7/20/46	53,973	57,269
Pool #MA4004 3.500% 10/20/46	1,301,011	1,380,471
Pool #784474 3.500% 2/20/48	367,339	390,923
Pool #MA784472 3.500% 2/20/48	570,290	609,933
Pool #784504 3.500% 2/20/48	263,239	280,139
Pool #MA3245 4.000% 11/20/45	461,152	497,325
Pool #MA4511 4.000% 6/20/47	304,670	325,712
Pool #MA4720 4.000% 9/20/47	1,340,875	1,433,482
Pool #MA4838 4.000% 11/20/47	335,878	358,656
Pool #MA5931 4.000% 5/20/49	290,929	309,476
Pool #MA6091 4.000% 8/20/49	2,205,216	2,340,979
Pool #MA2894 4.500% 6/20/45	361,231	391,160
Pool #MA2963 4.500% 7/20/45	144,071	155,603
Pool #MA3312 4.500% 12/20/45	6,773	7,315
Pool #MA4588 4.500% 7/20/47	1,019,016	1,093,256
Pool #MA4964 4.500% 1/20/48	75,892	81,302
Pool #MA5265 4.500% 6/20/48	110,656	118,173
Pool #MA4781 5.000% 10/20/47	983,691	1,060,714
Pool #MA5194 5.000% 5/20/48	260,429	278,949
Pool #BF2644 5.000% 5/20/48	42,617	46,753
Pool #BF2878 5.000% 6/20/48	50,938	55,881
Pool #MA5266 5.000% 6/20/48	789,945	845,380
Pool #BF3008 5.000% 7/20/48	39,037	42,948
Pool #MA5988 5.000% 6/20/49	839,402	889,586
Pool #MA5195 5.500% 5/20/48	332,524	358,964
Pool #MA5654 5.500% 12/20/48	86,592	93,152
Pool #MA5713 5.500% 1/20/49	61,828	66,473
Pool #MA5820 5.500% 3/20/49	162,957	174,946

		65,561,083

	Principal Amount	Value
Whole Loans — 1.9%
Connecticut Avenue Securities Trust, Series 2020-R02, Class 2M1, 1 mo. USD LIBOR + .750% 1.697% FRN 1/25/40 (b)	$429,457	$412,885
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2018-DNA1, Class M1, 1 mo. USD LIBOR + 0.450% 1.397% FRN 7/25/30	138,388	137,209
Series 2019-DNA4, Class M1, 1 mo. USD LIBOR + 0.700% 1.647% FRN 10/25/49 (b)	288,110	280,897
Series 2017-DNA3, Class M1, 1 mo. USD LIBOR + 0.750% 1.697% FRN 3/25/30	343,351	334,564
Series 2018-DNA3, Class M1, 1 mo. USD LIBOR + 0.750% 1.697% FRN 9/25/48 (b)	104,211	102,130
Series 2019-HQA3, Class M1, 1 mo. USD LIBOR + .750% 1.697% FRN 9/25/49 (b)	99,283	97,959
Series 2020-DNA2, Class M1, 1 mo. USD LIBOR + 0.750% 1.697% FRN 2/25/50 (b)	760,000	698,095
Series 2019-HQA4, Class M1, 1 mo. USD LIBOR + 0.770% 1.717% FRN 11/25/49 (b)	270,836	260,348
Series 2018-DNA2, Class M1, 1 mo. USD LIBOR + 0.800% 1.747% FRN 12/25/30 (b)	334,013	325,276
Series 2019-DNA1, Class M1, 1 mo. USD LIBOR + .900% 1.847% FRN 1/25/49 (b)	131,604	129,534
Series 2018-DNA1, Class M2AT, 1.997% FRN 7/25/30 (f)	645,000	586,095
Series 2017-DNA3, Class M2AS, 2.047% FRN 3/25/30 (f)	745,000	651,963
Series 2018-HQA1, Class M2AS, 2.047% FRN 9/25/30 (f)	581,843	539,040
Series 2017-DNA1, Class M1, 1 mo. USD LIBOR + 1.200% 2.147% FRN 7/25/29	526,799	524,190
Series 2019, Class M2, 1 mo. USD LIBOR + 1.400% 2.347% FRN 2/25/49 (b)	390,000	333,038
Series 2017-HQA3, Class M2, 1 mo. USD LIBOR + 2.350% 3.297% FRN 4/25/30	749,194	634,660
Series 2015-DNA2, Class M2, 1 mo. USD LIBOR + 2.600% 3.547% FRN 12/25/27	16,396	16,333

The accompanying notes are an integral part of the financial statements.

34

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-SP12, Class M2, 3.811% VRN 5/25/48 (b) (f)	$65,000	$48,362
Series 2018-SPI3, Class M1, 4.148% VRN 8/25/48 (b) (f)	60,114	59,045
Series 2018-SPI3, Class M2, 4.148% VRN 8/25/48 (b) (f)	460,000	372,208
Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2019-R05, Class 1M1, 1 mo. USD LIBOR + 0.750% 1.697% FRN 7/25/39 (b)	2,693	2,685
Series 2019-R06, Class 2M1, 1 mo. USD LIBOR + 0.750% 1.697% FRN 9/25/39 (b)	414,326	402,479
Series 2020-R01, Class 1M1, 1 mo. USD LIBOR + 0.800% 1.747% FRN 1/25/40 (b)	578,882	554,793
Series 2018-C01, Class 1ED2, 1.797% FRN 7/25/30 (f)	1,120,000	930,850
Series 2018-C02, Class 2EB2, 1.847% FRN 8/25/30 (f)	345,000	277,882
Series 2017-C04, Class 2ED2, 1 mo. USD LIBOR + 1.100% 2.047% FRN 11/25/29	960,000	811,920
Series 2017-C02, Class 2M1, 1 mo. USD LIBOR + 1.150% 2.097% FRN 9/25/29	8,985	8,958
Series 2017-C02, Class 2ED3, 1 mo. USD LIBOR + 1.350% 2.297% FRN 9/25/29	985,000	844,295
Series 2017-C06, Class 1M2B, 3.597% FRN 2/25/30 (f)	520,000	465,742

		10,843,435

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $75,512,911)		76,850,727

U.S. TREASURY OBLIGATIONS — 12.5%
U.S. Treasury Bonds & Notes — 12.5%
U.S. Treasury Bond 3.000% 2/15/49	1,875,600	2,608,616
U.S. Treasury Note 1.375% 10/15/22	9,750,000	10,020,455
1.500% 8/15/22	3,000,000	3,087,979
1.500% 9/15/22	19,295,000	19,883,210
1.500% 1/15/23 (g)	15,365,000	15,883,045
1.625% 11/15/22	6,985,000	7,228,590
1.625% 12/15/22	4,630,000	4,797,371

	Principal Amount	Value
2.375% 11/15/49	$5,100,000	$6,339,968

		69,849,234

TOTAL U.S. TREASURY OBLIGATIONS (Cost $66,352,731)		69,849,234

TOTAL BONDS & NOTES (Cost $546,715,922)		528,708,492

TOTAL PURCHASED OPTIONS (#) — 0.0% (Cost $68,035)		1,275

TOTAL LONG-TERM INVESTMENTS (Cost $546,783,957)		528,709,767

SHORT-TERM INVESTMENTS — 5.6%
Commercial Paper — 0.0%
Syngenta Wilmington 2.137% 4/03/20 (b)	250,000	249,975

	Number of Shares
Mutual Fund — 4.7%
T. Rowe Price Government Reserve Investment Fund	26,099,007	26,099,007

	Principal Amount
Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%, due 4/01/20 (h)	$4,942,122	4,942,122

TOTAL SHORT-TERM INVESTMENTS (Cost $31,291,100)		31,291,104

TOTAL INVESTMENTS — 100.0% (Cost $578,075,057) (i)		560,000,871

Other Assets/(Liabilities) — (0.0)%		(42,794)

NET ASSETS — 100.0%		$559,958,077

Abbreviation Legend

ABS	Asset-Backed Security
BPSW	British pound sterling LIBOR
CDOR	Canadian Dollar Offered Rate
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
EUAMDB05	5 year Euribor ICE Swap Rate
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
OAT	Obligations Assimilables du Tresor
SOFR	Secured Overnight Financing Rate
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan

The accompanying notes are an integral part of the financial statements.

35

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled loan commitments at March 31, 2020 where the rate will be determined at time of settlement.
(b)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2020, the aggregate market value of these securities amounted to $202,279,963 or 36.12% of net assets.

(c)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)	Security is perpetual and has no stated maturity date.
(f)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2020.

(g)	A portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(h)

Maturity value of $4,942,122. Collateralized by U.S. Government Agency obligations with a rate of 1.875%, maturity date of 7/31/22, and an aggregate market value, including accrued interest, of $5,041,329.

(i)	See Note 6 for aggregate cost for federal tax purposes.

(#) OTC Options Purchased

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
USD Put BRL Call	BNP Paribas SA*	5/26/20	4.23	2,800,000	USD	2,800,000	$3	$17,668	$(17,665)

*	Contracts are subject to a Master Netting Agreement.

(#) Credit Default Index Swaptions Purchased

					Paid by Fund			Received by Fund
Description	Counterparty	Expiration Date	Exercise Rate	Rate/ Reference Obligation Index	Frequency	Rate/ Reference Obligation Index	Frequency	Notional Amount	Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
Buy Protection on 5-Year Credit Default Swap, 12/20/24	Goldman Sachs International*	5/20/20	300.00	5.00%	Quarterly	iTraxx Europe Crossover Series 32	Quarterly	EUR 3,650,000	$1,272	$50,367	$(49,095)

*	Contracts are subject to a Master Netting Agreement.

Credit Default Index Swaptions Written

					Paid by Fund			Received by Fund
Description	Counterparty	Expiration Date	Exercise Rate	Rate/ Reference Obligation Index	Frequency	Rate/ Reference Obligation Index	Frequency	Notional Amount	Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
Sell Protection on 5-Year Credit Default Swap, 12/20/24	Goldman Sachs International*	5/20/20	337.50	iTraxx Europe Crossover Series 32	Quarterly	5.00%	Quarterly	EUR 3,650,000	$(381,021)	$(54,397)	$(326,624)

*	Contracts are subject to a Master Netting Agreement.

The accompanying notes are an integral part of the financial statements.

36

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.*	4/09/20	USD	1,447,642	IDR	20,278,569,752	$205,083
Bank of America N.A.*	4/09/20	TWD	7,664,000	USD	254,449	(783)
Bank of America N.A.*	4/16/20	USD	734,431	CZK	17,790,048	18,699
Bank of America N.A.*	4/23/20	ILS	1,025,313	USD	297,968	(8,269)
Bank of America N.A.*	4/23/20	USD	1,150,966	ILS	3,972,853	28,448
Bank of America N.A.*	4/24/20	JPY	272,837,191	USD	2,537,074	2,804
Bank of America N.A.*	4/24/20	USD	746,840	AUD	1,080,633	82,062
Bank of America N.A.*	4/24/20	USD	4,218,642	JPY	461,871,727	(80,984)
Bank of America N.A.*	6/05/20	THB	1,987,877	USD	62,013	(1,424)
Bank of America N.A.*	7/17/20	CZK	12,294,048	USD	496,157	(724)
Barclays Bank PLC*	4/09/20	USD	3,464,143	INR	252,189,600	132,675
Barclays Bank PLC*	5/22/20	USD	6,799,686	GBP	5,209,000	323,244
Barclays Bank PLC*	6/05/20	THB	1,897,195	USD	57,526	299
Barclays Bank PLC*	6/05/20	USD	1,310,170	CLP	1,058,894,169	70,884
BNP Paribas SA*	4/07/20	TRY	2,742,000	USD	457,221	(43,219)
BNP Paribas SA*	4/09/20	INR	33,204,000	USD	460,559	(21,928)
BNP Paribas SA*	4/16/20	CZK	7,250,000	USD	312,689	(21,006)
BNP Paribas SA*	4/16/20	RON	1,093,482	USD	253,461	(4,285)
BNP Paribas SA*	4/16/20	USD	1,944,590	RON	8,462,947	16,105
BNP Paribas SA*	4/17/20	RUB	13,302,349	USD	171,909	(2,937)
BNP Paribas SA*	4/17/20	MXN	6,048,000	USD	289,150	(34,748)
BNP Paribas SA*	4/17/20	USD	298,203	RUB	18,455,152	63,778
BNP Paribas SA*	4/23/20	ILS	956,000	USD	256,909	13,206
BNP Paribas SA*	4/24/20	JPY	86,206,000	USD	793,834	8,670
BNP Paribas SA*	4/24/20	AUD	92,000	USD	54,096	2,500
BNP Paribas SA*	4/24/20	CAD	2,847,000	USD	2,144,189	(120,592)
BNP Paribas SA*	4/24/20	USD	1,824,400	JPY	202,797,000	(63,464)
BNP Paribas SA*	4/24/20	USD	48,481	CAD	69,000	(563)
BNP Paribas SA*	5/15/20	PLN	989,000	USD	244,810	(5,797)
BNP Paribas SA*	5/22/20	EUR	1,347,000	USD	1,489,282	(808)
BNP Paribas SA*	5/22/20	GBP	1,163,495	USD	1,389,545	57,048
BNP Paribas SA*	5/22/20	USD	286,683	GBP	225,000	6,936
BNP Paribas SA*	6/02/20	USD	1,735,769	BRL	7,608,085	277,597
BNP Paribas SA*	6/05/20	MYR	541,000	USD	122,039	3,067
BNP Paribas SA*	6/05/20	CLP	852,722,102	USD	973,427	24,563
BNP Paribas SA*	6/05/20	THB	4,014,464	USD	126,254	(3,896)
BNP Paribas SA*	6/05/20	USD	2,380,811	CLP	1,939,911,792	110,419
BNP Paribas SA*	6/12/20	ZAR	4,675,000	USD	265,820	(6,905)
BNP Paribas SA*	6/12/20	USD	590,774	CNH	4,193,000	75
Citibank N.A.*	4/07/20	USD	451,284	TRY	2,742,000	37,282
Citibank N.A.*	4/16/20	CZK	30,135,500	USD	1,326,795	(114,380)
Citibank N.A.*	4/16/20	USD	59,415	RON	262,750	(459)
Citibank N.A.*	4/17/20	MXN	27,172,066	USD	1,437,052	(294,094)
Citibank N.A.*	4/23/20	ILS	16,736,654	USD	4,752,136	(23,241)
Citibank N.A.*	4/23/20	USD	4,541,369	ILS	15,619,463	128,133

The accompanying notes are an integral part of the financial statements.

37

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

Forward contracts (Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Citibank N.A.*	4/24/20	AUD	5,101,000	USD	3,098,345	$39,658
Citibank N.A.*	4/24/20	JPY	352,136,000	USD	3,231,898	46,183
Citibank N.A.*	4/24/20	USD	1,190,340	AUD	1,859,880	46,190
Citibank N.A.*	4/24/20	USD	4,392,032	CAD	5,919,732	184,392
Citibank N.A.*	4/24/20	USD	328,691	NOK	2,939,186	45,941
Citibank N.A.*	4/24/20	USD	5,494,361	JPY	600,353,847	(94,414)
Citibank N.A.*	5/15/20	PLN	327,000	USD	83,030	(4,004)
Citibank N.A.*	5/22/20	GBP	1,400,000	USD	1,722,137	18,508
Citibank N.A.*	5/22/20	SEK	6,466,960	USD	642,545	11,900
Citibank N.A.*	5/22/20	EUR	4,883,982	USD	5,320,665	76,276
Citibank N.A.*	5/22/20	USD	3,865,614	SEK	37,170,009	104,077
Citibank N.A.*	5/22/20	USD	243,218	EUR	221,000	(993)
Citibank N.A.*	6/12/20	CNH	16,152,000	USD	2,327,814	(52,361)
Citibank N.A.*	6/19/20	GBP	687,000	USD	845,518	8,962
Citibank N.A.*	6/19/20	USD	4,838,329	JPY	512,500,000	56,152
Citibank N.A.*	7/16/20	USD	3,360,247	ILS	11,844,872	(1,634)
Credit Suisse International*	4/09/20	USD	1,449,297	IDR	20,278,569,753	206,738
Credit Suisse International*	5/22/20	USD	375,652	EUR	346,000	(6,688)
Credit Suisse International*	6/05/20	USD	133,934	CLP	114,949,000	(597)
Deutsche Bank AG*	4/16/20	USD	834,270	CZK	20,735,846	23
Deutsche Bank AG*	5/22/20	USD	153,450	EUR	141,808	(3,251)
Deutsche Bank AG*	7/17/20	CZK	20,735,846	USD	835,843	(218)
Goldman Sachs International*	4/09/20	IDR	20,471,666,099	USD	1,246,915	7,476
Goldman Sachs International*	4/09/20	KRW	610,698,000	USD	498,260	3,505
Goldman Sachs International*	4/09/20	USD	450,655	TWD	13,420,500	6,459
Goldman Sachs International*	4/16/20	USD	224,806	CZK	5,239,000	14,030
Goldman Sachs International*	4/17/20	USD	1,836,388	MXN	37,339,000	265,771
Goldman Sachs International*	4/23/20	ILS	1,267,155	USD	367,775	(9,744)
Goldman Sachs International*	4/24/20	JPY	164,556,017	USD	1,519,507	12,367
Goldman Sachs International*	4/24/20	CAD	439,720	USD	309,771	2,774
Goldman Sachs International*	4/24/20	USD	595,850	AUD	1,014,947	(28,519)
Goldman Sachs International*	4/24/20	USD	4,218,564	JPY	461,700,727	(79,470)
Goldman Sachs International*	5/22/20	EUR	1,648,343	USD	1,848,176	(26,710)
Goldman Sachs International*	5/22/20	USD	2,040,214	EUR	1,842,637	4,047
Goldman Sachs International*	6/05/20	THB	18,046,583	USD	556,226	(6,180)
Goldman Sachs International*	6/05/20	USD	1,310,452	THB	41,485,958	45,993
Goldman Sachs International*	7/10/20	USD	1,222,605	IDR	20,471,666,099	(20,925)
HSBC Bank USA*	4/09/20	TWD	22,571,000	USD	746,396	667
HSBC Bank USA*	4/09/20	USD	159,807	INR	11,711,000	5,103
HSBC Bank USA*	4/09/20	USD	450,876	TWD	13,420,500	6,680
HSBC Bank USA*	4/17/20	MXN	4,864,309	USD	203,445	1,166
HSBC Bank USA*	4/17/20	USD	932,649	MXN	17,702,506	188,016
HSBC Bank USA*	4/23/20	ILS	1,562,796	USD	453,708	(12,144)
HSBC Bank USA*	4/24/20	AUD	568,000	USD	348,780	639
HSBC Bank USA*	4/24/20	JPY	380,076,160	USD	3,567,668	(29,488)
HSBC Bank USA*	4/24/20	USD	701,566	AUD	1,018,671	74,906
HSBC Bank USA*	5/22/20	USD	882,571	EUR	789,820	9,796
HSBC Bank USA*	6/05/20	THB	2,934,917	USD	89,918	(464)
HSBC Bank USA*	6/05/20	USD	2,888,237	MYR	12,123,601	84,671

The accompanying notes are an integral part of the financial statements.

38

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

Forward contracts (Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
HSBC Bank USA*	6/12/20	CNH	14,063,000	USD	2,002,112	$(20,952)
HSBC Bank USA*	6/12/20	USD	301,373	CNH	2,121,000	2,572
HSBC Bank USA*	6/19/20	USD	4,836,776	JPY	512,500,000	54,599
HSBC Bank USA*	7/10/20	USD	1,856,903	INR	146,194,000	(54,908)
HSBC Bank USA*	7/10/20	USD	756,867	TWD	22,571,000	6,457
JP Morgan Chase Bank N.A.*	4/09/20	INR	10,026,000	USD	137,200	(4,755)
JP Morgan Chase Bank N.A.*	4/09/20	USD	112,485	TWD	3,394,000	149
JP Morgan Chase Bank N.A.*	4/09/20	USD	91,060	IDR	1,255,904,000	14,105
JP Morgan Chase Bank N.A.*	4/16/20	RON	262,750	USD	59,709	165
JP Morgan Chase Bank N.A.*	4/16/20	CZK	2,320,000	USD	102,199	(8,860)
JP Morgan Chase Bank N.A.*	4/17/20	MXN	627,000	USD	32,797	(6,423)
JP Morgan Chase Bank N.A.*	4/17/20	USD	107,884	MXN	2,150,000	17,447
JP Morgan Chase Bank N.A.*	4/17/20	USD	226,129	RUB	14,199,967	45,755
JP Morgan Chase Bank N.A.*	4/23/20	ILS	325,022	USD	94,767	(2,933)
JP Morgan Chase Bank N.A.*	4/24/20	JPY	99,546,458	USD	918,298	8,394
JP Morgan Chase Bank N.A.*	4/24/20	AUD	759,000	USD	446,535	20,382
JP Morgan Chase Bank N.A.*	4/24/20	USD	76,412	AUD	114,000	6,282
JP Morgan Chase Bank N.A.*	4/24/20	USD	47,628	CAD	63,000	2,849
JP Morgan Chase Bank N.A.*	4/24/20	USD	62,232	JPY	6,717,000	(297)
JP Morgan Chase Bank N.A.*	5/22/20	GBP	5,042,278	USD	6,180,043	89,111
JP Morgan Chase Bank N.A.*	5/22/20	USD	2,308,684	EUR	2,068,000	23,485
JP Morgan Chase Bank N.A.*	6/02/20	USD	237,442	BRL	1,042,346	37,665
JP Morgan Chase Bank N.A.*	6/05/20	USD	317,090	THB	10,058,878	10,503
JP Morgan Chase Bank N.A.*	6/19/20	USD	1,308,261	EUR	1,171,000	12,919
JP Morgan Chase Bank N.A.*	6/19/20	USD	148,149	GBP	112,000	8,845
Morgan Stanley & Co. LLC*	4/09/20	USD	181,832	INR	13,601,000	2,160
Morgan Stanley & Co. LLC*	4/23/20	ILS	1,291,229	USD	375,397	(10,564)
Morgan Stanley & Co. LLC*	4/23/20	USD	1,105,862	ILS	3,811,853	28,834
Morgan Stanley & Co. LLC*	4/24/20	JPY	26,660,000	USD	257,428	(9,246)
Morgan Stanley & Co. LLC*	4/24/20	USD	3,991,801	JPY	436,213,888	(68,973)
Morgan Stanley & Co. LLC*	4/24/20	USD	291,180	CAD	389,000	14,686
Morgan Stanley & Co. LLC*	4/24/20	USD	446,097	AUD	765,641	(24,905)
Morgan Stanley & Co. LLC*	5/22/20	GBP	1,187,090	USD	1,410,395	65,535
Morgan Stanley & Co. LLC*	5/22/20	EUR	5,427,572	USD	6,084,871	(87,248)
Morgan Stanley & Co. LLC*	5/22/20	USD	45,117,883	EUR	41,354,209	(579,706)
Morgan Stanley & Co. LLC*	6/02/20	BRL	4,212,229	USD	934,850	(127,531)
Morgan Stanley & Co. LLC*	6/02/20	USD	234,162	BRL	1,021,907	38,302
Morgan Stanley & Co. LLC*	6/05/20	CLP	946,898,403	USD	1,107,015	1,196
Morgan Stanley & Co. LLC*	6/05/20	USD	323,079	THB	10,211,880	11,829
Morgan Stanley & Co. LLC*	6/12/20	USD	836,352	SGD	1,160,828	18,754
UBS AG*	4/09/20	KRW	848,050,000	USD	692,373	4,406
UBS AG*	4/09/20	USD	51,595	INR	3,713,000	2,546
UBS AG*	4/16/20	RON	1,378,338	USD	313,670	417
UBS AG*	4/16/20	CZK	30,135,500	USD	1,326,386	(113,971)
UBS AG*	4/16/20	USD	768,515	CZK	19,118,001	(643)
UBS AG*	4/16/20	USD	516,337	RON	2,250,000	3,620
UBS AG*	4/17/20	USD	157,422	RUB	12,221,000	2,186
UBS AG*	4/24/20	JPY	187,119,000	USD	1,732,899	9,016
UBS AG*	4/24/20	USD	164,008	JPY	18,206,000	(5,474)
UBS AG*	4/24/20	USD	1,945,236	CAD	2,647,000	63,796
UBS AG*	5/22/20	GBP	866,000	USD	1,035,754	40,959
UBS AG*	5/22/20	EUR	3,200,218	USD	3,512,029	24,304

The accompanying notes are an integral part of the financial statements.

39

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

Forward contracts (Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
UBS AG*	5/22/20	SEK	11,152,491	USD	1,102,890	$25,722
UBS AG*	5/22/20	USD	4,179,871	GBP	3,239,053	152,700
UBS AG*	5/22/20	USD	2,897,434	EUR	2,607,878	15,654
UBS AG*	6/05/20	USD	658,033	CLP	533,427,891	33,731
UBS AG*	6/12/20	USD	2,640,463	ZAR	42,138,446	306,716
UBS AG*	6/19/20	USD	24,165,209	EUR	21,022,000	910,993
UBS AG*	6/19/20	USD	3,495,229	GBP	2,743,000	83,526
UBS AG*	7/17/20	CZK	19,118,001	USD	770,120	308
UBS AG*	7/17/20	USD	770,573	CZK	19,240,000	(4,771)

						$3,051,753

*	Contracts are subject to a Master Netting Agreement.

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
Euro-BTP	6/08/20	19	$2,778,003	$185,256
Euro-Bund	6/08/20	2	386,170	(5,648)
Euro-OAT	6/08/20	37	6,985,940	(162,555)
Australia 10 Year Bond	6/15/20	49	4,552,387	(12,994)
Korea 10 Year Bond	6/16/20	43	4,656,746	(8,288)
Korea 3 Year Bond	6/16/20	129	11,807,802	(7,219)
U.S. Treasury Long Bond	6/19/20	165	28,104,176	1,441,137
U.S. Treasury Note 10 Year	6/19/20	22	3,031,805	19,320
U.S. Treasury Ultra Bond	6/19/20	129	26,004,659	2,617,216
UK Long Gilt	6/26/20	6	1,013,592	1,378
U.S. Treasury Note 2 Year	6/30/20	2	433,988	6,778

				$4,074,381

Short
Euro-Bobl	6/08/20	43	$(6,454,073)	$41,783
Euro-Buxl 30 Year Bond	6/08/20	3	(720,389)	25,893
Euro-Schatz	6/08/20	40	(4,959,695)	10,324
Canada 10 Year Bond	6/19/20	16	(1,604,040)	(68,837)
U.S. Treasury Ultra 10 Year	6/19/20	135	(19,871,714)	(1,192,505)

				$(1,183,342)

Centrally Cleared Credit Default Swap — Sell Protection††

Reference Obligation/ Index	Rate Received by Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)

iTraxx Europe Crossover Series 32†	1.000%	Quarterly	12/20/24	NR	EUR	4,050,000	$10,206	$15,149	$(4,943)

CDX.NA.IG Series 33†	1.000%	Quarterly	12/20/24	A+	USD	30,017,000	(116,180)	676,867	(793,047)

							$(105,974)	$692,016	$(797,990)

The accompanying notes are an integral part of the financial statements.

40

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

OTC Credit Default Swaps — Sell Protection††

Reference Obligation/Index	Rate Received by Fund	Payment Frequency	Counterparty	Credit Rating	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)

The Boeing Co.	1.000%	Quarterly	Bank of America N.A.*	BBB**	12/20/21	USD	1,375,000	$(83,505)	$14,177	$(97,682)

Republic of Greece	1.000%	Quarterly	Bank of America N.A.*	B-**	6/20/22	USD	260,000	(1,798)	(7,203)	5,405

Republic of Greece	1.000%	Quarterly	Bank of America N.A.*	B-**	12/20/24	USD	151,000	(6,015)	(4,578)	(1,437)

Republic of Greece	1.000%	Quarterly	Bank of America N.A.*	B-**	12/20/24	USD	303,000	(12,070)	(9,187)	(2,883)

Republic of Greece	1.000%	Quarterly	Bank of America N.A.*	B-**	12/20/24	USD	152,000	(6,055)	(10,490)	4,435

Republic of Greece	1.000%	Quarterly	Bank of America N.A.*	B-**	12/20/29	USD	225,000	(24,807)	(11,045)	(13,762)

Republic of Greece	1.000%	Quarterly	Bank of America N.A.*	B-**	12/20/29	USD	225,000	(24,807)	(11,239)	(13,568)

General Electric Co.	1.000%	Quarterly	Barclays Bank PLC*	BBB+*	12/20/20	USD	210,000	(749)	1,140	(1,889)

General Electric Co.	1.000%	Quarterly	Barclays Bank PLC*	BBB+*	12/20/20	USD	385,000	(1,372)	2,193	(3,565)

Republic of Greece	1.000%	Quarterly	Barclays Bank PLC*	B-**	12/20/20	USD	160,000	143	(5,973)	6,116

Republic of Greece	1.000%	Quarterly	Barclays Bank PLC*	B-**	12/20/21	USD	160,000	(590)	(10,870)	10,280

Republic of Greece	1.000%	Quarterly	Barclays Bank PLC*	B-**	6/20/24	USD	135,000	(4,285)	(8,192)	3,907

Republic of Greece	1.000%	Quarterly	Barclays Bank PLC*	B-**	6/20/24	USD	67,500	(2,143)	(3,879)	1,736

Republic of Greece	1.000%	Quarterly	Barclays Bank PLC*	B-**	6/20/24	USD	67,500	(2,143)	(3,879)	1,736

Devon Energy Corp	1.000%	Quarterly	Barclays Bank PLC*	Baa2**	12/20/24	USD	50,000	(6,784)	24	(6,808)

Republic of Greece	1.000%	Quarterly	Barclays Bank PLC*	B-**	12/20/24	USD	450,000	(17,925)	(2,504)	(15,421)

Colombia Government	1.000%	Quarterly	Barclays Bank PLC*	Baa2**	6/20/25	USD	1,260,000	(76,763)	(129,967)	53,204

Colombia Government	1.000%	Quarterly	Barclays Bank PLC*	Baa2**	6/20/25	USD	320,000	(19,495)	(19,311)	(184)

Colombia Government	1.000%	Quarterly	Barclays Bank PLC*	Baa2**	6/20/25	USD	610,000	(37,163)	(22,451)	(14,712)

Colombia Government	1.000%	Quarterly	Barclays Bank PLC*	Baa2**	6/20/25	USD	840,000	(51,175)	(54,552)	3,377

Republic of Chile	1.000%	Quarterly	Barclays Bank PLC*	A+**	6/20/25	USD	730,000	(9,838)	(12,714)	2,876

Republic of Chile	1.000%	Quarterly	Barclays Bank PLC*	A+**	6/20/25	USD	1,025,000	(13,814)	2,677	(16,491)

Republic of Indonesia	1.000%	Quarterly	Barclays Bank PLC*	Baa2**	6/20/25	USD	581,626	(33,797)	(35,734)	1,937

Republic of Indonesia	1.000%	Quarterly	Barclays Bank PLC*	Baa2**	6/20/25	USD	659,195	(38,304)	(30,786)	(7,518)

Republic of Indonesia	1.000%	Quarterly	Barclays Bank PLC*	Baa2**	6/20/25	USD	836,655	(48,616)	(36,179)	(12,437)

Republic of Chile	1.000%	Quarterly	BNP Paribas SA*	A+**	6/20/25	USD	1,050,000	(13,436)	(11,995)	(1,441)

Devon Energy Corp	1.000%	Quarterly	Citibank N.A.*	Baa2**	12/20/24	USD	105,000	(14,247)	(551)	(13,696)

Colombia Government	1.000%	Quarterly	Citibank N.A.*	Baa2**	6/20/25	USD	254,000	(15,474)	(15,915)	441

Colombia Government	1.000%	Quarterly	Citibank N.A.*	Baa2**	6/20/25	USD	1,665,000	(101,437)	(57,284)	(44,153)

Colombia Government	1.000%	Quarterly	Citibank N.A.*	Baa2**	6/20/25	USD	315,000	(19,191)	(19,013)	(178)

Republic of Greece	1.000%	Quarterly	Citibank N.A.*	A+**	6/20/25	USD	150,000	(7,151)	(9,034)	1,883

Republic of Greece	1.000%	Quarterly	Citibank N.A.*	B-**	6/20/25	USD	75,000	(3,576)	(4,350)	774

General Electric Co.	1.000%	Quarterly	Goldman Sachs International*	BBB+*	12/20/20	USD	295,000	(1,052)	1,629	(2,681)

General Electric Co.	1.000%	Quarterly	Goldman Sachs International*	BBB+*	12/20/20	USD	190,000	(677)	1,046	(1,723)

Republic of Indonesia	1.000%	Quarterly	Goldman Sachs International*	Baa2**	6/20/25	USD	1,644,302	(95,547)	(97,339)	1,792

Republic of Indonesia	1.000%	Quarterly	Goldman Sachs International*	Baa2**	6/20/25	USD	581,627	(33,797)	(23,806)	(9,991)

Republic of Indonesia	1.000%	Quarterly	Goldman Sachs International*	Baa2**	6/20/25	USD	1,278,537	(74,293)	(69,905)	(4,388)

Republic of Indonesia	1.000%	Quarterly	HSBC Bank USA*	Baa2**	6/20/25	USD	290,414	(16,875)	(17,195)	320

Barclays Bank PLC	1.000%	Quarterly	JP Morgan Chase Bank N.A.*	A+**	6/20/24	EUR	100,000	(547)	1,278	(1,825)

Devon Energy Corp	1.000%	Quarterly	Morgan Stanley & Co. LLC*	Baa2**	12/20/24	USD	65,000	(8,820)	(403)	(8,417)

Republic of Greece	1.000%	Quarterly	Morgan Stanley & Co. LLC*	B-**	12/20/24	USD	134,000	(5,338)	(993)	(4,345)

Colombia Government	1.000%	Quarterly	Morgan Stanley & Co. LLC*	Baa2**	6/20/25	USD	500,000	(30,461)	(21,977)	(8,484)

Colombia Government	1.000%	Quarterly	Morgan Stanley & Co. LLC*	Baa2**	6/20/25	USD	380,000	(23,151)	(25,550)	2,399

The accompanying notes are an integral part of the financial statements.

41

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

OTC Credit Default Swaps — Sell Protection†† (Continued)

Reference Obligation/Index	Rate Received by Fund	Payment Frequency	Counterparty	Credit Rating	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)

Republic of Greece	1.000%	Quarterly	Morgan Stanley & Co. LLC*	B-**	6/20/25	USD	94,000	$(4,482)	$(4,498)	$16

Republic of Indonesia	1.000%	Quarterly	Morgan Stanley & Co. LLC*	Baa2**	6/20/25	USD	1,967,504	(114,328)	(119,449)	5,121

Republic of Indonesia	1.000%	Quarterly	Morgan Stanley & Co. LLC*	Baa2**	6/20/25	USD	663,678	(38,565)	(27,776)	(10,789)

Republic of Indonesia	1.000%	Quarterly	Morgan Stanley & Co. LLC*	Baa2**	6/20/25	USD	1,505,129	(87,460)	(63,003)	(24,457)

								$(1,233,775)	$(996,605)	$(237,170)

*	Contracts are subject to a Master Netting Agreement.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
6-Month PRIBOR	Semi-Annually	Fixed 2.220%	Annually	2/12/22	CZK	199,004,000	$185,118	$-	$185,118
6-Month PRIBOR	Semi-Annually	Fixed 2.208%	Annually	2/13/22	CZK	78,554,000	72,343	-	72,343
6-Month PRIBOR	Semi-Annually	Fixed 2.223%	Annually	2/14/22	CZK	157,109,000	146,490	-	146,490
6-Month PRIBOR	Semi-Annually	Fixed 2.238%	Annually	2/19/22	CZK	71,068,000	67,124	-	67,124
6-Month PRIBOR	Semi-Annually	Fixed 2.235%	Annually	2/20/22	CZK	71,068,000	66,999	-	66,999
6-Month PRIBOR	Semi-Annually	Fixed 2.245%	Annually	2/20/22	CZK	71,067,000	67,540	-	67,540
6-Month PRIBOR	Semi-Annually	Fixed 2.230%	Annually	2/21/22	CZK	75,130,000	70,552	-	70,552
Fixed 1.570%	Annually	6-Month PRIBOR	Semi-Annually	2/12/30	CZK	34,113,000	(101,649)	-	(101,649)
Fixed 1.600%	Annually	6-Month PRIBOR	Semi-Annually	2/13/30	CZK	10,496,000	(32,486)	-	(32,486)
Fixed 1.678%	Annually	6-Month PRIBOR	Semi-Annually	2/14/30	CZK	26,241,000	(89,071)	-	(89,071)
Fixed 1.710%	Annually	6-Month PRIBOR	Semi-Annually	2/19/30	CZK	11,855,000	(41,460)	-	(41,460)
Fixed 1.690%	Annually	6-Month PRIBOR	Semi-Annually	2/20/30	CZK	11,856,000	(40,767)	-	(40,767)
Fixed 1.705%	Annually	6-Month PRIBOR	Semi-Annually	2/20/30	CZK	11,855,000	(41,683)	-	(41,683)
Fixed 1.693%	Annually	6-Month PRIBOR	Semi Annually	2/21/30	CZK	12,384,000	(42,693)	-	(42,693)
Fixed 2.620%	Annually	6-Month WIBOR	Semi-Annually	2/20/23	PLN	3,700,000	(45,371)	-	(45,371)
Fixed 2.440%	Annually	6-Month WIBOR	Semi-Annually	3/12/23	PLN	230,000	(2,570)	-	(2,570)
Fixed 2.350%	Annually	6-Month WIBOR	Semi-Annually	4/06/23	PLN	700,000	(7,961)	-	(7,961)
Fixed 2.305%	Annually	6-Month WIBOR	Semi-Annually	4/20/23	PLN	500,000	(5,559)	-	(5,559)
Fixed 2.430%	Annually	6-Month WIBOR	Semi-Annually	5/07/23	PLN	1,000,000	(12,128)	-	(12,128)
Fixed 2.518%	Annually	6-Month WIBOR	Semi-Annually	5/18/23	PLN	900,000	(11,561)	-	(11,561)
Fixed 2.395%	Annually	6-Month WIBOR	Semi-Annually	8/23/23	PLN	1,400,000	(17,469)	-	(17,469)
Fixed 3.090%	Annually	6-Month WIBOR	Semi-Annually	2/20/28	PLN	1,070,000	(40,499)	-	(40,499)
Fixed 2.850%	Annually	6-Month WIBOR	Semi-Annually	4/06/28	PLN	100,000	(3,443)	-	(3,443)
Fixed 2.920%	Annually	6-Month WIBOR	Semi-Annually	5/07/28	PLN	200,000	(7,181)	-	(7,181)
Fixed 3.030%	Annually	6-Month WIBOR	Semi-Annually	5/18/28	PLN	300,000	(11,413)	-	(11,413)
Fixed 1.715%	Annually	6-Month WIBOR	Semi-Annually	9/24/29	PLN	1,700,000	(24,721)	-	(24,721)
Fixed 1.780%	Annually	6-Month WIBOR	Semi-Annually	10/22/29	PLN	823,529	(13,132)	-	(13,132)
Fixed 1.775%	Annually	6-Month WIBOR	Semi-Annually	10/22/29	PLN	1,176,471	(18,631)	-	(18,631)
Fixed 1.820%	Annually	6-Month WIBOR	Semi-Annually	11/05/29	PLN	317,460	(5,337)	-	(5,337)
Fixed 1.800%	Annually	6-Month WIBOR	Semi-Annually	11/05/29	PLN	317,461	(5,197)	-	(5,197)
Fixed 1.800%	Annually	6-Month WIBOR	Semi-Annually	11/05/29	PLN	317,460	(5,197)	-	(5,197)
Fixed 1.803%	Annually	6-Month WIBOR	Semi-Annually	11/05/29	PLN	317,460	(5,214)	-	(5,214)
Fixed 1.800%	Annually	6-Month WIBOR	Semi-Annually	11/06/29	PLN	317,460	(5,196)	-	(5,196)
Fixed 1.860%	Annually	6-Month WIBOR	Semi-Annually	11/07/29	PLN	312,699	(5,533)	-	(5,533)
Fixed 1.710%	Annually	6-Month WIBOR	Semi-Annually	12/19/29	PLN	2,500,000	(35,737)	-	(35,737)

							$(2,693)	$-	$(2,693)

The accompanying notes are an integral part of the financial statements.

42

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

OTC Total Return Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	No. of Contracts	Counterparty	Termination Date	Value	Upfront Premium Received (Paid)/ Received	Unrealized Appreciation (Depreciation)
3-Month EURIBOR EUR 500,000	Quarterly	Markit iBoxx EUR Liquid High Yield Index	Quarterly	2,511	JP Morgan Chase Bank N.A.*	6/20/20	$(71,969)	$-	$(71,969)

*	Contracts are subject to a Master Netting Agreement.
**

Rating is determined by T. Rowe Price and represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody’s Investors Service, Inc., S&P Global Ratings, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††

For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the creditworthiness of the underlying issuer. As the credit rating declines, the likelihood of payment by the fund increases. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Offshore Chinese Yuan
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	New Turkish Lira
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

The accompanying notes are an integral part of the financial statements.

43

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments

March 31, 2020 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 95.1%

CORPORATE DEBT — 40.0%
Argentina — 0.4%
IRSA Propiedades Comerciales SA 8.750% 3/23/23 (a)	$240,000	$173,162
Tarjeta Naranja SA BADLAR + 3.500% 42.083% FRN 4/11/22 (a)	200,000	38,000
YPF SA 8.500% 7/28/25 (a)	200,000	103,200
8.750% 4/04/24 (a)	120,000	67,500

		381,862

Australia — 0.8%
CNOOC Curtis Funding No 1 Pty Ltd. 4.500% 10/03/23 (a)	700,000	750,464

Austria — 0.3%
Suzano Austria GmbH 6.000% 1/15/29	250,000	233,438

Brazil — 2.5%
Banco BTG Pactual SA/Cayman Islands 5 year CMT + 5.257% 7.750% VRN 2/15/29 (a)	300,000	255,000
Banco do Brasil SA 10 year CMT + 4.398% 6.250% VRN (a) (b)	500,000	391,750
10 year CMT + 6.362% 9.000% VRN (a) (b)	1,000,000	950,000
BRF SA 4.875% 1/24/30 (a)	300,000	252,285
Globo Comunicacao e Participacoes SA 4.875% 1/22/30 (a)	200,000	170,900
Itau Unibanco Holding SA 5 year CMT + 3.981% 6.125% VRN (a) (b)	200,000	188,500
Oi SA 10.000% 7/27/25	200,000	136,500

		2,344,935

British Virgin Islands — 0.9%
State Grid Overseas Investment 2013 Ltd. 4.375% 5/22/43 (a)	500,000	606,180
State Grid Overseas Investment 2016 Ltd. 2.875% 5/18/26 (a)	200,000	207,305

		813,485

Canada — 0.2%
St. Marys Cement, Inc. 5.750% 1/28/27 (a)	200,000	190,202
Cayman Islands — 2.9%
AC Energy Finance International Ltd. 5.650% (a) (b)	222,000	213,226

	Principal Amount	Value
China Evergrande Group 9.500% 4/11/22 (a)	$250,000	$203,132
CIFI Holdings Group Co. Ltd. 6.000% 7/16/25 (a)	200,000	174,008
Cosan Overseas Ltd. 8.250% (a) (b)	100,000	89,151
Country Garden Holdings Co. Ltd. 4.750% 1/17/23 (a)	200,000	186,990
8.000% 1/27/24 (a)	200,000	204,525
CSN Islands XI Corp. 6.750% 1/28/28 (a)	200,000	128,098
Health & Happiness H&H International Holdings Ltd. 5.625% 10/24/24 (a)	200,000	185,002
Kaisa Group Holdings Ltd. 8.500% 6/30/22 (a)	200,000	163,513
KSA Sukuk Ltd. 2.969% 10/29/29 (a)	310,000	304,150
Lamar Funding Ltd. 3.958% 5/07/25 (a)	300,000	216,000
Latam Finance Ltd. 7.000% 3/01/26 (a)	300,000	136,656
Lima Metro Line 2 Finance Ltd. 5.875% 7/05/34 (a)	108,865	116,215
Metropolitan Light Co. Ltd. 5.500% 11/21/22 (a)	200,000	186,847
Times China Holdings Ltd. 6.750% 7/16/23 (a)	200,000	178,490

		2,686,003

Chile — 0.5%
Celulosa Arauco y Constitucion SA 4.200% 1/29/30 (a)	200,000	171,500
Corp. Nacional del Cobre de Chile 3.700% 1/30/50 (a)	330,000	280,897

		452,397

Costa Rica — 0.1%
Instituto Costarricense de Electricidad 6.375% 5/15/43 (a)	200,000	122,002

Hong Kong — 0.8%
CNAC HK Finbridge Co. Ltd. 4.625% 3/14/23 (a)	700,000	716,787

India — 0.1%
Shriram Transport Finance Co. Ltd. 5.100% 7/16/23 (a)	200,000	139,169

Indonesia — 3.9%
Bank Tabungan Negara Persero Tbk PT 4.200% 1/23/25 (a)	200,000	174,154
Pertamina Persero PT 5.625% 5/20/43 (a)	1,400,000	1,413,813
6.000% 5/03/42 (a)	400,000	421,952

The accompanying notes are an integral part of the financial statements.

44

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Perusahaan Listrik Negara PT 3.875% 7/17/29 (a)	$545,000	$506,850
4.125% 5/15/27 (a)	200,000	192,723
4.875% 7/17/49 (a)	200,000	191,000
5.250% 10/24/42 (a)	200,000	196,000
6.250% 1/25/49 (a)	250,000	271,250
6.250% 1/25/49 (a)	200,000	217,000

		3,584,742

Ireland — 0.3%
GTLK Europe DAC 5.125% 5/31/24 (a)	300,000	281,208

Israel — 2.0%
Bank Leumi Le-Israel BM 5 year CMT + 1.631% 3.275% VRN 1/29/31 (a)	400,000	371,616
Israel Chemicals Ltd. 6.375% 5/31/38 (a)	150,000	186,108
6.375% 5/31/38 (a)	200,000	248,144
Israel Electric Corp. Ltd. 4.250% 8/14/28 (a)	600,000	604,800
4.250% 8/14/28 (a)	400,000	403,200

		1,813,868

Jamaica — 0.2%
TransJamaican Highway Ltd. 5.750% 10/10/36 (a)	150,000	144,000

Kazakhstan — 0.4%
KazMunayGas National Co. JSC 6.375% 10/24/48 (a)	370,000	366,300

Luxembourg — 1.5%
ALROSA Finance SA 4.650% 4/09/24 (a)	300,000	302,250
CSN Resources SA 7.625% 2/13/23 (a)	200,000	139,000
7.625% 4/17/26 (a)	200,000	130,250
MHP Lux SA 6.250% 9/19/29 (a)	220,000	171,644
Minerva Luxembourg SA 6.500% 9/20/26 (a)	350,000	318,645
Nexa Resources SA 5.375% 5/04/27 (a)	225,000	173,927
Rumo Luxembourg Sarl 7.375% 2/09/24 (a)	200,000	200,000

		1,435,716

Mauritius — 0.2%
MTN Mauritius Investments Ltd. 6.500% 10/13/26 (a)	200,000	190,848

Mexico — 9.2%
Axtel SAB de CV 6.375% 11/14/24 (a)	200,000	165,104

	Principal Amount	Value
BBVA Bancomer SA 5 year CMT + 2.650% 5.125% VRN 1/18/33 (a)	$400,000	$331,200
Cemex SAB de CV 5.450% 11/19/29 (a) (c)	200,000	163,200
Cometa Energia SA de CV 6.375% 4/24/35 (a)	387,600	350,778
Mexico City Airport Trust 5.500% 7/31/47 (a)	2,642,000	2,152,939
5.500% 7/31/47 (a)	350,000	285,212
Petroleos Mexicanos 4.500% 1/23/26	300,000	218,535
5.350% 2/12/28	200,000	139,502
5.500% 6/27/44	2,100,000	1,291,500
5.625% 1/23/46	1,550,000	961,775
6.500% 6/02/41	2,735,000	1,739,105
6.750% 9/21/47	900,000	586,260
6.840% 1/23/30 (a)	245,000	177,262

		8,562,372

Netherlands — 5.7%
Mong Duong Finance Holdings BV 5.125% 5/07/29 (a)	250,000	210,608
Petrobras Global Finance BV 5.625% 5/20/43	200,000	182,500
6.850% 6/05/15	200,000	189,000
6.850% 6/05/15	300,000	283,500
7.375% 1/17/27	800,000	819,824
8.750% 5/23/26	3,350,000	3,616,325

		5,301,757

Panama — 0.2%
Aeropuerto Internacional de Tocumen SA 5.625% 5/18/36 (a)	200,000	204,002

Paraguay — 0.2%
Telfon Celuar Del Paragu SA 5.875% 4/15/27 (a)	200,000	180,383

Peru — 0.3%
Consorcio Transmantaro SA 4.700% 4/16/34 (a)	200,000	187,252
Peru LNG SRL 5.375% 3/22/30 (a)	200,000	120,000

		307,252

Saudi Arabia — 1.0%
Saudi Arabian Oil Co. 3.500% 4/16/29 (a)	300,000	296,230
4.250% 4/16/39 (a)	600,000	594,053

		890,283

Singapore — 0.3%
Theta Capital Pte Ltd. 8.125% 1/22/25 (a)	400,000	290,013

The accompanying notes are an integral part of the financial statements.

45

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
South Africa — 1.4%
Eskom Holdings SOC Ltd. 7.125% 2/11/25 (a)	$1,500,000	$1,078,956
FirstRand Bank Ltd. 5 year USD Swap + 3.561% 6.250% VRN 4/23/28 (a)	200,000	178,373

		1,257,329

Sri Lanka — 0.3%
SriLankan Airlines Ltd. 7.000% 6/25/24 (a)	300,000	240,000

Thailand — 0.2%
Thaioil Treasury Center Co. Ltd. 3.500% 10/17/49 (a)	200,000	172,297

Turkey — 0.6%
Turk Telekomunikasyon AS 4.875% 6/19/24 (a)	450,000	405,000
Turkiye Sise ve Cam Fabrikalari AS 6.950% 3/14/26 (a)	200,000	182,077

		587,077

United Arab Emirates — 0.8%
ADES International Holding PLC 8.625% 4/24/24 (a)	200,000	154,000
Emirates NBD Bank PJSC 6 year USD Swap + 3.656% 6.125% VRN (a) (b)	200,000	170,400
NBK Tier 1 Financing 2 Ltd. 6 year USD Swap + 2.832% 4.500% VRN (a) (b)	245,000	230,300
Ruwais Power Co. PJSC 6.000% 8/31/36 (a)	200,000	232,528

		787,228

United Kingdom — 0.6%
Petropavlovsk Ltd. 8.125% 11/14/22 (a)	200,000	190,040
Ukraine Railways Via Rail Capital Markets PLC 8.250% 7/09/24 (a)	400,000	337,080

		527,120

United States — 0.4%
Azul Investments LLP 5.875% 10/26/24 (a)	500,000	275,005
MercadoLibre, Inc. 2.000% 8/15/28	70,000	91,263

		366,268

Venezuela — 0.8%
Petroleos de Venezuela SA 5.375% 4/12/27 (a) (d)	900,000	54,000
6.000% 5/16/24 (a) (d)	2,400,000	144,000
6.000% 11/15/26 (a) (d)	1,750,000	105,000
8.500% 10/27/20 (a) (d)	250,000	39,063

	Principal Amount	Value
9.000% 11/17/21 (a) (d)	$4,990,000	$299,400
9.750% 5/17/35 (a) (d)	150,000	9,000
12.750% 2/17/22 (a) (d)	1,500,000	90,000

		740,463

TOTAL CORPORATE DEBT (Cost $44,904,184)		37,061,270

SOVEREIGN DEBT OBLIGATIONS — 55.0%
Argentina — 2.3%
Argentine Republic Government International Bond 0.000%VRN 12/15/35 (e)	845,000	3,887
3.750% STEP 12/31/38	375,000	110,250
5.875% 1/11/28	490,000	134,020
7.500% 4/22/26	4,010,000	1,132,865
8.280% 12/31/33	1,577,293	519,418
8.280% 12/31/33	574,836	189,299

		2,089,739

Bahamas — 1.5%
Bahamas Government International Bond 6.000% 11/21/28 (a)	1,600,000	1,392,000

Bahrain — 0.6%
Bahrain Government International Bond 7.000% 10/12/28 (a)	400,000	364,136
7.500% 9/20/47 (a)	200,000	162,340

		526,476

Barbados — 0.1%
Barbados Government International Bond 6.500% 10/01/29 (a)	100,000	89,500

Bermuda — 0.6%
Bermuda Government International Bond 4.750% 2/15/29 (a)	600,000	606,000

Brazil — 3.5%
Brazil Notas do Tesouro Nacional Serie B 6.000% 5/15/45 BRL (f)	300,000	231,647
Brazilian Government International Bond 2.625% 1/05/23	400,000	402,000
4.625% 1/13/28	850,000	905,250
5.000% 1/27/45	1,300,000	1,235,000
5.625% 1/07/41	500,000	512,500

		3,286,397

Colombia — 2.2%
Colombia Government International Bond 4.000% 2/26/24	150,000	151,876

The accompanying notes are an integral part of the financial statements.

46

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
4.000% 2/26/24	$400,000	$405,004
4.500% 1/28/26	200,000	202,500
4.500% 3/15/29	400,000	410,012
5.625% 2/26/44	800,000	878,000

		2,047,392

Costa Rica — 0.7%
Costa Rica Government International Bond 6.125% 2/19/31 (a)	400,000	338,000
6.125% 2/19/31 (a)	200,000	169,000
7.000% 4/04/44 (a)	200,000	160,000

		667,000

Dominican Republic — 1.9%
Dominican Republic International Bond 6.500% 2/15/48 (a)	300,000	264,000
6.850% 1/27/45 (a)	1,000,000	917,500
6.875% 1/29/26 (a)	550,000	547,250

		1,728,750

Ecuador — 0.6%
Ecuador Government International Bond 7.875% 1/23/28 (a)	900,000	246,798
7.950% 6/20/24 (a)	1,200,000	336,000

		582,798

Egypt — 2.5%
Egypt Government International Bond 6.588% 2/21/28 (a)	300,000	255,000
7.600% 3/01/29 (a)	200,000	178,921
7.600% 3/01/29 (a)	200,000	178,922
7.903% 2/21/48 (a)	400,000	321,925
8.500% 1/31/47 (a)	1,200,000	980,141
8.500% 1/31/47 (a)	550,000	449,231

		2,364,140

El Salvador — 1.6%
El Salvador Government International Bond 5.875% 1/30/25 (a)	500,000	438,750
7.650% 6/15/35 (a)	250,000	212,500
8.625% 2/28/29 (a)	900,000	873,000

		1,524,250

Ghana — 0.9%
Ghana Government International Bond 8.125% 1/18/26 (a)	300,000	234,450
8.125% 1/18/26 (a)	800,000	625,200

		859,650

Guatemala — 0.4%
Guatemala Government Bond 4.900% 6/01/30 (a)	400,000	383,000

	Principal Amount	Value
India — 0.2%
Export Import Bank of India 3.375% 8/05/26 (a)	$200,000	$189,966

Indonesia — 6.4%
Indonesia Government International Bond 4.625% 4/15/43 (a)	950,000	1,008,922
4.750% 2/11/29	205,000	221,858
Indonesia Treasury Bond 9.000% 3/15/29 IDR (f)	3,196,000,000	206,302
Perusahaan Penerbit SBSN Indonesia 4.150% 3/29/27 (a)	1,000,000	999,790
Perusahaan Penerbit SBSN Indonesia III 4.450% 2/20/29 (a)	650,000	660,121
4.550% 3/29/26 (a)	2,750,000	2,811,627

		5,908,620

Israel — 0.2%
State Of Israel 3.875% 7/03/50 (g)	200,000	200,000

Ivory Coast — 1.0%
Ivory Coast Government International Bond 5.750% STEP 12/31/32 (a)	85,500	76,715
5.750% STEP 12/31/32 (a)	855,000	767,148
6.625% 3/22/48 EUR (a) (f)	100,000	93,140

		937,003

Jamaica — 1.4%
Jamaica Government International Bond 6.750% 4/28/28	400,000	414,004
8.000% 3/15/39	300,000	327,003
8.000% 3/15/39	500,000	545,005
		1,286,012

Kenya — 0.2%
Kenya Government International Bond 7.250% 2/28/28 (a)	200,000	184,902

Lebanon — 0.2%
Lebanon Government International Bond 6.000% 1/27/23 (a) (d)	1,045,000	194,454

Mongolia — 1.0%
Development Bank of Mongolia LLC 7.250% 10/23/23 (a)	200,000	167,993
7.250% 10/23/23 (a)	500,000	419,983
Mongolia Government International Bond 5.625% 5/01/23 (a)	400,000	355,987

		943,963

The accompanying notes are an integral part of the financial statements.

47

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nigeria — 1.3%
Nigeria Government International Bond 6.500% 11/28/27 (a)	$500,000	$344,800
7.143% 2/23/30 (a)	700,000	483,056
7.875% 2/16/32 (a)	200,000	140,000
8.747% 1/21/31 (a)	300,000	215,369

		1,183,225

Oman — 1.8%
Oman Government International Bond 4.750% 6/15/26 (a)	1,050,000	749,700
4.750% 6/15/26 (a)	600,000	428,400
5.625% 1/17/28 (a)	400,000	286,048
6.500% 3/08/47 (a)	390,000	254,538

		1,718,686

Pakistan — 0.7%
Pakistan Government International Bond 8.250% 4/15/24 (a)	700,000	615,650

Paraguay — 0.4%
Paraguay Government International Bond 4.700% 3/27/27 (a)	200,000	200,002
5.400% 3/30/50 (a)	200,000	200,002

		400,004

Peru — 0.3%
Peruvian Government International Bond 5.400% 8/12/34 PEN (a) (f)	865,000	249,537

Russia — 1.9%
Russian Foreign Bond 4.375% 3/21/29 (a)	1,200,000	1,281,619
Russian Foreign Bond – Eurobond 5.250% 6/23/47 (a)	400,000	484,000

		1,765,619

Saudi Arabia — 0.7%
Saudi Government International Bond 3.250% 10/26/26 (a)	450,000	448,826
5.000% 4/17/49 (a)	200,000	215,898

		664,724

Senegal — 1.1%
Senegal Government International Bond 4.750% 3/13/28 EUR (a) (f)	300,000	298,181
6.250% 5/23/33 (a)	600,000	537,438
6.250% 5/23/33 (a)	200,000	179,146

		1,014,765

Serbia — 0.3%
Serbia International Bond 1.500% 6/26/29 EUR (a) (f)	235,000	236,503

	Principal Amount	Value
South Africa — 1.8%
Republic of South Africa Government International Bond 4.850% 9/27/27	$1,050,000	$920,344
5.650% 9/27/47	550,000	405,625
6.250% 3/08/41	400,000	320,432

		1,646,401

Sri Lanka — 1.5%
Sri Lanka Government International Bond 5.750% 1/18/22 (a)	400,000	264,000
6.125% 6/03/25 (a)	600,000	353,982
6.125% 6/03/25 (a)	200,000	117,994
6.250% 7/27/21 (a)	600,000	396,000
6.825% 7/18/26 (a)	200,000	118,000
6.850% 3/14/24 (a)	200,000	125,989

		1,375,965

Turkey — 5.2%
Turkey Government International Bond 4.250% 4/14/26	1,050,000	874,125
4.875% 10/09/26	1,200,000	1,014,000
4.875% 4/16/43	650,000	451,750
5.125% 2/17/28	700,000	586,208
6.000% 3/25/27	1,450,000	1,292,681
6.000% 1/14/41	350,000	273,719
6.875% 3/17/36	350,000	308,709

		4,801,192

Ukrainian Ssr — 5.0%
Ukraine Government International Bond 0.000%VRN 5/31/40 (a) (e)	200,000	145,520
6.750% 6/20/26 EUR (a) (f)	100,000	97,524
7.750% 9/01/25 (a)	1,600,000	1,452,000
7.750% 9/01/27 (a)	2,050,000	1,871,261
8.994% 2/01/24 (a) (c)	300,000	277,248
9.750% 11/01/28 (a)	600,000	582,324
9.750% 11/01/28 (a)	200,000	194,108

		4,619,985

Uruguay — 0.4%
Uruguay Government International Bond 5.100% 6/18/50	325,000	367,660

Uzbekistan — 1.1%
Republic of Uzbekistan Bond 4.750% 2/20/24 (a)	400,000	391,181
5.375% 2/20/29 (a)	200,000	196,200
5.375% 2/20/29 (a)	400,000	392,400

		979,781

Venezuela — 0.2%
Venezuela Government International Bond 7.750% 10/13/19 (a) (d)	1,000,000	90,000

The accompanying notes are an integral part of the financial statements.

48

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
9.250% 9/15/27 (d)	$300,000	$27,000
11.750% 10/21/26 (a) (d)	300,000	27,000
12.750% 8/23/22 (a) (d)	255,000	22,950

		166,950

Vietnam — 1.3%
Vietnam Government International Bond 4.800% 11/19/24 (a)	1,200,000	1,187,925

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $62,277,156)		50,986,584

U.S. TREASURY OBLIGATIONS — 0.1%
United States — 0.1%
U.S. Treasury Note 1.500% 6/15/20 (h)	130,000	130,367

TOTAL U.S. TREASURY OBLIGATIONS (Cost $129,456)		130,367

TOTAL BONDS & NOTES (Cost $107,310,796)		88,178,221

	Number of Shares

MUTUAL FUNDS — 0.3%

Diversified Financial Services — 0.3%
United States — 0.3%
State Street Navigator Securities Lending Prime Portfolio (i)	290,400	290,400

TOTAL MUTUAL FUNDS (Cost $290,400)		290,400

TOTAL PURCHASED OPTIONS (#) — 0.0% (Cost $4,465)		356

TOTAL LONG-TERM INVESTMENTS (Cost $107,605,661)		88,468,977

SHORT-TERM INVESTMENTS — 3.7%
Mutual Fund — 2.6%
T. Rowe Price Government Reserve Investment Fund	2,390,020	2,390,020

	Principal Amount	Value
Repurchase Agreement — 1.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000% 4/01/20 (j)	$1,008,477	$1,008,477

TOTAL SHORT-TERM INVESTMENTS (Cost $3,398,497)		3,398,497

TOTAL INVESTMENTS — 99.1% (Cost $111,004,158) (k)		91,867,474

Other Assets/(Liabilities) — 0.9%		796,082

NET ASSETS — 100.0%		$92,663,556

Abbreviation Legend

BADLAR	Argentina Deposit Rate
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
PJSC	Public Joint Stock Company
STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2020, the aggregate market value of these securities amounted to $61,378,874 or 66.24% of net assets.

(b)	Security is perpetual and has no stated maturity date.
(c)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $450,260 or 0.49% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $169,105 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(d)

Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2020, these securities amounted to a value of $1,101,867 or 1.19% of net assets.

(e)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2020.

(f)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.

The accompanying notes are an integral part of the financial statements.

49

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(h)	A portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(i)	Represents investment of security lending cash collateral. (Note 2).
(j)

Maturity value of $1,008,477. Collateralized by U.S. Government Agency obligations with a rate of 1.875%, maturity date of 7/31/22, and an aggregate market value, including accrued interest, of $1,030,117.

(k)	See Note 6 for aggregate cost for federal tax purposes.

(#) Credit Default Index Swaptions Purchased

					Paid by Fund			Received by Fund
Description	Counterparty	Expiration Date	Exercise Rate	Rate/ Reference Obligation Index	Frequency	Rate/ Reference Obligation Index	Frequency	Notional Amount	Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
Buy Protection on 5-Year Credit Default Swap, 12/20/2024	Goldman Sachs International*	6/17/20	107.00	5.000%	Quarterly	CDX.NA.HY Series 33	Quarterly	USD 1,100,000	$356	$4,465	$(4,109)

*	Contracts are subject to a Master Netting Agreement

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.*	4/09/20	USD	134,372	IDR	1,882,279,100	$19,036
Bank of America N.A.*	4/09/20	IDR	2,878,049,991	USD	178,761	(2,410)
Bank of America N.A.*	5/22/20	EUR	105,122	USD	114,344	1,819
BNP Paribas SA*	4/08/20	USD	283,356	PEN	944,000	8,372
BNP Paribas SA*	4/09/20	USD	602,505	IDR	8,248,289,000	97,095
BNP Paribas SA*	4/17/20	RUB	19,129,000	USD	253,980	(10,996)
BNP Paribas SA*	6/02/20	USD	981,500	BRL	4,472,280	124,339
BNP Paribas SA*	6/05/20	COP	1,048,738,000	USD	255,581	1,406
Citibank N.A. *	4/17/20	MXN	10,497,106	USD	454,607	(13,060)
Credit Suisse International*	4/09/20	USD	134,525	IDR	1,882,279,100	19,189
Credit Suisse International*	6/02/20	BRL	1,167,000	USD	247,925	(24,257)
Deutsche Bank AG*	4/17/20	USD	296,896	RUB	19,129,000	53,912
Goldman Sachs International*	4/09/20	IDR	7,405,981,357	USD	449,729	4,070
Goldman Sachs International*	5/22/20	EUR	269,604	USD	298,512	(592)
Goldman Sachs International*	6/02/20	BRL	5,786,000	USD	1,123,277	(14,327)
Goldman Sachs International*	6/05/20	COP	1,001,091,000	USD	244,901	410
Goldman Sachs International*	7/10/20	USD	99,041	IDR	1,658,362,541	(1,694)
HSBC Bank USA*	4/17/20	USD	958,432	MXN	18,191,890	193,213
HSBC Bank USA*	4/17/20	MXN	5,926,945	USD	246,653	2,656
HSBC Bank USA*	5/22/20	EUR	104,751	USD	116,440	(687)
JP Morgan Chase Bank*	4/17/20	USD	313,244	MXN	5,935,000	63,596
JP Morgan Chase Bank*	4/17/20	MXN	4,089,566	USD	169,904	2,118
JP Morgan Chase Bank*	6/02/20	USD	150,191	BRL	659,324	23,824
Morgan Stanley & Co. LLC*	4/17/20	MXN	3,613,273	USD	155,623	(3,635)
Morgan Stanley & Co. LLC*	5/22/20	USD	2,025,120	EUR	1,856,125	(25,951)
Morgan Stanley & Co. LLC*	5/22/20	EUR	304,000	USD	344,952	(9,023)
Morgan Stanley & Co. LLC*	6/02/20	USD	382,859	BRL	1,821,396	33,769
Morgan Stanley & Co. LLC*	6/05/20	USD	529,138	COP	2,049,829,000	26,840
UBS AG*	5/22/20	EUR	436,203	USD	489,640	(7,624)

						$561,408

*	Contracts are subject to a Master Netting Agreement

The accompanying notes are an integral part of the financial statements.

50

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Note 10 Year	6/19/20	5	$679,129	$14,309
U.S. Treasury Note 5 Year	6/30/20	25	3,038,536	95,448

				$109,757

OTC Credit Default Swaps — Sell Protection††

Reference Obligation/Index	Rate Received by Fund	Payment Frequency	Counterparty	Credit Rating		Termination Date	Notional Amount	Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)

Republic of Ukraine	5.000%	Quarterly	Barclays Bank PLC*	B	**	6/20/25	USD 136,000	$(17,426)	$(27,643)	$10,217

Republic of Ukraine	5.000%	Quarterly	Barclays Bank PLC*	B	**	6/20/25	USD 82,000	(10,507)	(12,945)	2,438

Republic of Ukraine	5.000%	Quarterly	Barclays Bank PLC*	B	**	6/20/25	USD 51,000	(6,535)	(8,476)	1,941

Republic of Ukraine	5.000%	Quarterly	Barclays Bank PLC*	B	**	6/20/25	USD 31,000	(3,972)	(5,152)	1,180

Republic of Brazil	1.000%	Quarterly	BNP Paribas SA*	BB-	**	6/20/25	USD 500,000	(38,854)	(52,658)	13,804

Republic of Brazil	1.000%	Quarterly	BNP Paribas SA*	BB-	**	6/20/25	USD 270,000	(21,133)	(20,597)	(536)

								$(98,427)	$(127,471)	$29,044

*	Contracts are subject to a Master Netting Agreement
**

Rating is determined by T. Rowe Price and represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody’s Investors Service, Inc., S&P Global Ratings, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.

††

For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings or Western Asset Management Company’s rating category, as applicable. The reference entity rating represents the creditworthiness of the underlying issuer. As the credit rating declines, the likelihood of payment by the fund increases. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peruvian New Sol
RUB	Russian Ruble
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

51

MassMutual Select T. Rowe Price Large Cap Blend Fund – Portfolio of Investments

March 31, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.0%

COMMON STOCK — 97.0%
Basic Materials — 2.1%
Chemicals — 2.0%
DuPont de Nemours, Inc.	33,531	$1,143,407
Linde PLC	107,468	18,591,964
PPG Industries, Inc.	47,605	3,979,778

		23,715,149

Forest Products & Paper — 0.1%
International Paper Co.	53,151	1,654,591

		25,369,740

Communications — 17.1%
Internet — 16.2%
Alibaba Group Holding Ltd. Sponsored ADR (a)	76,521	14,881,804
Alphabet, Inc. Class A (a)	17,738	20,610,669
Alphabet, Inc. Class C (a)	26,814	31,179,587
Amazon.com, Inc. (a)	29,215	56,961,070
Booking Holdings, Inc. (a)	2,717	3,655,234
Facebook, Inc. Class A (a)	198,003	33,026,900
IAC/InterActiveCorp (a)	18,403	3,298,370
Match Group, Inc. (a) (b)	32,644	2,155,810
Netflix, Inc. (a)	44,273	16,624,512
Snap, Inc. Class A (a) (b)	383,147	4,555,618
Spotify Technology SA (a)	29,400	3,570,336
Tencent Holdings Ltd.	114,300	5,573,448

		196,093,358

Media — 0.3%
Charter Communications, Inc. Class A (a)	2,741	1,195,926
The Walt Disney Co.	26,557	2,565,406

		3,761,332

Telecommunications — 0.6%
Motorola Solutions, Inc.	52,724	7,008,074

		206,862,764

Consumer, Cyclical — 4.8%
Airlines — 0.0%
United Airlines Holdings, Inc. (a)	847	26,723

Apparel — 0.0%
VF Corp.	2,910	157,373

Auto Manufacturers — 0.6%
Cummins, Inc.	9,409	1,273,226
Ferrari NV	39,970	6,098,223

		7,371,449

Auto Parts & Equipment — 0.2%
Aptiv PLC	53,462	2,632,469

	Number of Shares	Value
Lodging — 1.2%
Hilton Worldwide Holdings, Inc.	37,273	$2,543,509
Las Vegas Sands Corp.	90,876	3,859,504
Marriott International, Inc. Class A	58,698	4,391,197
Wynn Resorts Ltd.	66,437	3,998,843

		14,793,053

Retail — 2.8%
Carvana Co. (a)	24,708	1,361,164
Chipotle Mexican Grill, Inc. (a)	5,354	3,503,658
Dollar Tree, Inc. (a)	77,236	5,674,529
Dollarama, Inc.	95,250	2,642,336
Lululemon Athletica, Inc. (a)	26,400	5,004,120
McDonald’s Corp.	31,793	5,256,972
Ross Stores, Inc.	66,132	5,751,500
Ulta Salon Cosmetics & Fragrance, Inc. (a)	11,243	1,975,395
Yum! Brands, Inc.	34,409	2,358,049

		33,527,723

		58,508,790

Consumer, Non-cyclical — 18.9%
Agriculture — 0.4%
Altria Group, Inc.	28,951	1,119,535
Philip Morris International, Inc.	45,789	3,340,766

		4,460,301

Beverages — 0.1%
PepsiCo, Inc.	7,336	881,054

Biotechnology — 1.4%
Biogen, Inc. (a)	19,032	6,021,344
Incyte Corp. (a)	21,959	1,608,058
Vertex Pharmaceuticals, Inc. (a)	38,880	9,251,496

		16,880,898

Commercial Services — 2.8%
Ant International Co. Ltd., Class C (Acquired 6/07/18, Cost $1,171,890) (a) (c) (d) (e)	208,893	1,466,429
Cintas Corp.	16,000	2,771,520
Equifax, Inc.	31,735	3,790,746
Global Payments, Inc.	55,036	7,937,842
PayPal Holdings, Inc. (a)	77,901	7,458,242
S&P Global, Inc.	16,770	4,109,488
TransUnion	98,012	6,486,434

		34,020,701

Cosmetics & Personal Care — 0.2%
The Procter & Gamble Co.	21,027	2,312,970

Foods — 1.3%
Mondelez International, Inc. Class A	19,185	960,785
Tyson Foods, Inc. Class A	252,585	14,617,094

		15,577,879

The accompanying notes are an integral part of the financial statements.

52

MassMutual Select T. Rowe Price Large Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Products — 5.8%
Alcon, Inc. (a)	63,343	$3,232,522
Boston Scientific Corp. (a)	169,802	5,540,639
Danaher Corp.	151,599	20,982,818
Envista Holdings Corp. (a)	102,543	1,531,992
Intuitive Surgical, Inc. (a)	18,993	9,405,523
Medtronic PLC	19,729	1,779,161
Stryker Corp.	82,546	13,743,084
Thermo Fisher Scientific, Inc.	41,906	11,884,542
Zimmer Biomet Holdings, Inc.	21,326	2,155,632

		70,255,913

Health Care – Services — 3.6%
Anthem, Inc.	47,923	10,880,438
Centene Corp. (a)	137,069	8,143,269
HCA Healthcare, Inc.	83,266	7,481,450
Humana, Inc.	6,200	1,946,924
UnitedHealth Group, Inc.	64,011	15,963,063

		44,415,144

Pharmaceuticals — 3.3%
AbbVie, Inc.	209,855	15,988,852
Bausch Health Cos., Inc. (a)	32,909	510,090
Becton Dickinson and Co.	45,734	10,508,301
Cigna Corp. (a)	42,246	7,485,146
CVS Health Corp.	20,836	1,236,200
Elanco Animal Health, Inc. (a)	180,672	4,045,246

		39,773,835

		228,578,695

Energy — 2.4%
Oil & Gas — 1.4%
Chevron Corp.	44,922	3,255,048
Concho Resources, Inc.	24,110	1,033,114
ConocoPhillips	109,714	3,379,191
Continental Resources, Inc. (b)	103,857	793,467
EOG Resources, Inc.	88,209	3,168,467
Pioneer Natural Resources Co.	19,648	1,378,307
Suncor Energy, Inc.	115,426	1,823,731
Total SA Sponsored ADR	64,707	2,409,689

		17,241,014

Pipelines — 1.0%
Enbridge, Inc.	76,740	2,232,367
TC Energy Corp.	212,711	9,423,097
The Williams Cos., Inc.	36,064	510,306

		12,165,770

		29,406,784

Financial — 14.2%
Banks — 3.9%
Bank of America Corp.	475,768	10,100,555
Citigroup, Inc.	137,072	5,773,473
Fifth Third Bancorp	210,017	3,118,752
The Goldman Sachs Group, Inc.	16,500	2,550,735

	Number of Shares	Value
JP Morgan Chase & Co.	77,791	$7,003,524
Morgan Stanley	291,322	9,904,948
The PNC Financial Services Group, Inc.	17,069	1,633,845
State Street Corp.	10,386	553,262
Truist Financial Corp.	25,056	772,727
Wells Fargo & Co.	194,358	5,578,074

		46,989,895

Diversified Financial Services — 4.8%
The Charles Schwab Corp.	84,998	2,857,633
CME Group, Inc.	20,908	3,615,202
E*TRADE Financial Corp.	90,033	3,089,933
Intercontinental Exchange, Inc.	26,414	2,132,930
Mastercard, Inc. Class A	87,637	21,169,594
TD Ameritrade Holding Corp.	64,906	2,249,642
Visa, Inc. Class A	143,624	23,140,699
XP, Inc. (a)	21,495	414,638

		58,670,271

Insurance — 3.4%
American International Group, Inc.	513,426	12,450,580
Chubb Ltd.	100,845	11,263,378
Equitable Holdings, Inc.	292,793	4,230,859
The Hartford Financial Services Group, Inc.	46,793	1,648,985
Marsh & McLennan Cos., Inc.	59,923	5,180,943
MetLife, Inc.	113,700	3,475,809
Willis Towers Watson PLC	17,090	2,902,737

		41,153,291

Real Estate Investment Trusts (REITS) — 2.1%
Digital Realty Trust, Inc. (b)	33,324	4,629,037
Prologis, Inc.	246,323	19,796,979
Weyerhaeuser Co.	53,587	908,300

		25,334,316

		172,147,773

Industrial — 8.7%
Aerospace & Defense — 0.9%
The Boeing Co.	55,608	8,293,377
Teledyne Technologies, Inc. (a)	10,532	3,130,848

		11,424,225

Electronics — 2.3%
Agilent Technologies, Inc.	43,848	3,140,394
Fortive Corp.	79,661	4,396,491
Honeywell International, Inc.	26,953	3,606,042
Keysight Technologies, Inc. (a)	76,863	6,431,896
Roper Technologies, Inc.	31,845	9,929,589

		27,504,412

Engineering & Construction — 0.5%
Jacobs Engineering Group, Inc.	67,993	5,389,805

The accompanying notes are an integral part of the financial statements.

53

MassMutual Select T. Rowe Price Large Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Construction & Mining — 0.0%
Caterpillar, Inc.	1,800	$208,872

Machinery – Diversified — 1.1%
Deere & Co.	52,273	7,222,038
Hexagon AB Class B	23,655	1,008,970
Rockwell Automation, Inc.	12,165	1,835,820
Westinghouse Air Brake Technologies Corp.	67,412	3,244,539

		13,311,367

Miscellaneous – Manufacturing — 2.1%
General Electric Co.	3,255,575	25,849,265

Packaging & Containers — 0.7%
Ball Corp.	1,046	67,634
Packaging Corp. of America	79,686	6,919,135
WestRock Co.	35,595	1,005,915

		7,992,684

Transportation — 1.1%
J.B. Hunt Transport Services, Inc.	31,035	2,862,358
Norfolk Southern Corp.	27,169	3,966,674
Union Pacific Corp.	48,393	6,825,349

		13,654,381

		105,335,011

Technology — 22.3%
Computers — 2.5%
Apple, Inc.	119,797	30,463,179

Semiconductors — 6.6%
Advanced Micro Devices, Inc. (a)	92,848	4,222,727
Applied Materials, Inc.	215,898	9,892,446
ASML Holding NV	31,642	8,278,813
Broadcom, Inc.	12,071	2,862,034
Intel Corp.	57,570	3,115,688
Marvell Technology Group Ltd.	212,594	4,811,002
Micron Technology, Inc. (a)	137,045	5,764,113
NVIDIA Corp.	26,979	7,111,664
NXP Semiconductor NV	96,021	7,963,022
QUALCOMM, Inc.	222,712	15,066,467
Texas Instruments, Inc.	69,167	6,911,858
Xilinx, Inc.	52,643	4,102,996

		80,102,830

Software — 13.2%
Adobe, Inc. (a)	7,600	2,418,624
Datadog, Inc. Class A (a)	48,200	1,734,236
Fidelity National Information Services, Inc.	124,026	15,086,523
Fiserv, Inc. (a)	95,309	9,053,402
Intuit, Inc.	43,371	9,975,330
Microsoft Corp.	469,575	74,056,673
MSCI, Inc.	5,112	1,477,164
Paycom Software, Inc. (a)	16,335	3,299,833
salesforce.com, Inc. (a)	79,274	11,413,871

	Number of Shares	Value
ServiceNow, Inc. (a)	22,573	$6,468,970
Slack Technologies, Inc. Class A (a) (b)	92,759	2,489,652
Snowflake, Inc., Class B (Acquired 3/19/20, Cost $69,933) (a) (c) (d) (e)	1,803	69,902
Splunk, Inc. (a)	47,795	6,033,163
Stripe, Inc., Class B (Acquired 12/17/19, Cost $295,694) (a) (c) (d) (e)	18,846	218,813
Synopsys, Inc. (a)	36,936	4,756,987
Temenos Group AG Registered	24,660	3,233,531
VMware, Inc. Class A (a) (b)	38,968	4,719,025
Workday, Inc. Class A (a)	23,613	3,074,885

		159,580,584

		270,146,593

Utilities — 6.5%
Electric — 6.3%
Ameren Corp.	67,168	4,891,845
American Electric Power Co., Inc.	43,760	3,499,925
CenterPoint Energy, Inc.	178,492	2,757,701
Dominion Energy, Inc.	4,800	346,512
Edison International	140,557	7,701,118
Entergy Corp.	56,989	5,355,256
NextEra Energy, Inc.	116,027	27,918,417
Sempra Energy	144,541	16,331,688
The Southern Co.	142,204	7,698,925

		76,501,387

Gas — 0.2%
NiSource, Inc.	91,246	2,278,412

		78,779,799

TOTAL COMMON STOCK (Cost $1,260,939,415)		1,175,135,949

PREFERRED STOCK — 1.0%
Communications — 0.0%
Internet — 0.0%
DoorDash, Inc., Series G (Acquired 11/12/19, Cost $549,363) (a) (c) (d) (e)	2,896	406,529

Consumer, Cyclical — 0.2%
Auto Manufacturers — 0.1%
Rivian Automotive, Inc., Series D (Acquired 12/23/19, Cost $2,157,599) (a) (c) (d) (e)	200,819	2,157,599

Automotive & Parts — 0.1%
GM Cruise Holdings, LLC, Class F (Acquired 5/07/19, Cost $921,625) (a) (c) (d) (e)	50,500	682,003

The accompanying notes are an integral part of the financial statements.

54

MassMutual Select T. Rowe Price Large Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 0.1%
Auto Manufacturers — 0.0%
Aurora Innovation, Inc., Series B (Acquired 3/01/19, Cost $439,191) (a) (c) (d) (e)	47,530	$325,001

Pharmaceuticals — 0.1%
Elanco Animal Health, Inc., Convertible 5.000% (b)	4,444	182,826
Becton Dickinson and Co. Convertible 6.125%	22,009	1,150,630

		1,333,456

		1,658,457

Industrial — 0.1%
Electronics — 0.1%
Fortive Corp. Convertible 5.000%	1,029	740,602

Technology — 0.2%
Semiconductors — 0.1%
Broadcom, Inc. Convertible 8.000% (b)	1,599	1,494,042

Software — 0.1%
UiPath, Inc., Series D-1 (Acquired 4/26/19, Cost $702,388) (a) (c) (d) (e)	17,849	519,768
UiPath, Inc., Series D-2 (Acquired 4/26/19, Cost $117,937) (a) (c) (d) (e)	2,997	87,274

		607,042

		2,101,084

Utilities — 0.4%
Electric — 0.4%
Sempra Energy Convertible 6.000%	12,105	1,119,955
Sempra Energy Convertible 6.750%	6,370	598,334
The Southern Co. Convertible 6.750%	53,574	2,378,685

		4,096,974

TOTAL PREFERRED STOCK (Cost $13,754,715)		11,843,248

TOTAL EQUITIES (Cost $1,274,694,130)		1,186,979,197

	Principal Amount
BONDS & NOTES — 0.0%

CORPORATE DEBT — 0.0%
Oil & Gas — 0.0%
Occidental Petroleum Corp. 2.600% 8/13/21	$280,000	220,162

TOTAL BONDS & NOTES (Cost $184,800)		220,162

	Number of Shares	Value
MUTUAL FUNDS — 0.4%
Diversified Financial Services — 0.4%
State Street Navigator Securities Lending Prime Portfolio (f)	4,697,694	$4,697,694

TOTAL MUTUAL FUNDS (Cost $4,697,694)		4,697,694

TOTAL LONG-TERM INVESTMENTS (Cost $1,279,576,624)		1,191,897,053

SHORT-TERM INVESTMENTS — 2.2%
Mutual Fund — 2.1%
T. Rowe Price Government Reserve Investment Fund	25,303,272	25,303,272

	Principal Amount
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%, due 4/01/20 (g)	$1,000,000	1,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $26,303,272)		26,303,272

TOTAL INVESTMENTS — 100.6% (Cost $1,305,879,896) (h)		1,218,200,325

Other Assets/(Liabilities) — (0.6)%		(6,999,508)

NET ASSETS — 100.0%		$1,211,200,817

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $17,151,305 or 1.42% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $12,978,739 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Investment was valued using significant unobservable inputs.

The accompanying notes are an integral part of the financial statements.

55

MassMutual Select T. Rowe Price Large Cap Blend Fund – Portfolio of Investments (Continued)

Notes to Portfolio Investments (Continued)

(d)

Restricted security. Certain securities are restricted as to resale. At March 31, 2020, these securities amounted to a value of $5,933,318 or 0.49% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(e)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2020, these securities amounted to a value of $5,933,318 or 0.49% of net assets.

(f)	Represents investment of security lending cash collateral. (Note 2).
(g)

Maturity value of $1,000,000. Collateralized by U.S. Government Agency obligations with a rate of 1.875%, maturity date of 7/31/22, and an aggregate market value, including accrued interest, of $1,024,914.

(h)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

56

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments

March 31, 2020 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 98.4%

CORPORATE DEBT — 16.6%
Advertising — 0.3%
The Interpublic Group of Cos., Inc. 3.500% 10/01/20	$40,000	$39,393
WPP Finance 2010 3.625% 9/07/22	440,000	437,660

		477,053

Agriculture — 0.7%
Bunge Ltd. Finance Corp. 3.500% 11/24/20	300,000	302,484
Imperial Brands Finance PLC 2.950% 7/21/20 (a)	200,000	199,617
3.750% 7/21/22 (a)	290,000	289,951
Reynolds American, Inc. 6.875% 5/01/20	190,000	190,497

		982,549

Auto Manufacturers — 2.2%
BMW US Capital LLC 2.950% 4/14/22 (a)	375,000	368,760
Daimler Finance NA LLC 2.200% 5/05/20 (a)	235,000	234,304
2.700% 8/03/20 (a)	240,000	238,950
Ford Motor Credit Co. LLC 3.200% 1/15/21	200,000	193,250
3.336% 3/18/21	200,000	191,960
3.470% 4/05/21	245,000	235,126
General Motors Co. 4.875% 10/02/23	300,000	267,301
General Motors Financial Co., Inc. 3.200% 7/06/21	220,000	209,423
3.700% 11/24/20	165,000	163,380
Hyundai Capital America 2.450% 6/15/21 (a)	170,000	168,157
3.000% 10/30/20 (a)	60,000	59,978
Nissan Motor Acceptance Corp. 2.150% 9/28/20 (a)	340,000	333,903
3.650% 9/21/21 (a)	130,000	127,356
PACCAR Financial Corp. 1.900% 2/07/23	390,000	384,773
Volkswagen Group of America Finance LLC 2.500% 9/24/21 (a)	200,000	195,448

		3,372,069

Banks — 3.1%
Bangkok Bank PCL 3.875% 9/27/22 (a)	250,000	259,903
Bank of America Corp. 3 mo. USD LIBOR + 0.650% 2.083% FRN 10/01/21	150,000	146,621

	Principal Amount	Value
Barclays Bank PLC 2.650% 1/11/21	$470,000	$469,710
Citizens Bank NA/Providence RI 2.200% 5/26/20	350,000	349,420
Credit Suisse AG/New York NY 2.100% 11/12/21	250,000	249,280
Danske Bank A/S 2.000% 9/08/21 (a)	375,000	369,632
3 mo. USD LIBOR + 1.249% 3.001% VRN 9/20/22 (a)	200,000	199,101
Discover Bank 7.000% 4/15/20	250,000	250,208
The Goldman Sachs Group, Inc. 3 mo. USD LIBOR + .821% 2.876% VRN 10/31/22	255,000	256,178
3 mo. USD LIBOR + 1.600% 3.213% FRN 11/29/23	115,000	111,549
ING Groep NV 3.150% 3/29/22	370,000	371,752
Morgan Stanley 5.500% 7/24/20	325,000	328,069
Nordea Bank AB 4.875% 5/13/21 (a)	200,000	203,683
Regions Bank/Birmingham AL 3 mo. USD LIBOR + 0.380% 1.813% FRN 4/01/21	250,000	244,736
Standard Chartered PLC 3 mo. USD LIBOR + 1.200% 2.744% VRN 9/10/22 (a)	230,000	227,717
SunTrust Bank/Atlanta GA 3 mo. USD LIBOR + 0.500% 3.525% VRN 10/26/21	225,000	225,420
Swedbank AB 2.650% 3/10/21 (a)	470,000	469,663

		4,732,642

Building Materials — 0.2%
Vulcan Materials Co. 3 mo. USD LIBOR + 0.650% 2.230% FRN 3/01/21	240,000	230,856

Chemicals — 0.7%
CNAC HK Finbridge Co. Ltd. 4.125% 3/14/21 (a)	450,000	452,434
CNAC HK Synbridge Co. Ltd. 5.000% 5/05/20	200,000	200,250
Syngenta Finance NV 3.698% 4/24/20 (a)	245,000	244,529
3.933% 4/23/21 (a)	200,000	188,465

		1,085,678

Commercial Services — 0.5%
Adani Ports & Special Economic Zone Ltd. 3.950% 1/19/22 (a)	200,000	190,724

The accompanying notes are an integral part of the financial statements.

57

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CMHI Finance BVI Co. Ltd. 4.375% 8/06/23 (a)	$550,000	$591,740
Equifax, Inc. 3.600% 8/15/21	25,000	24,928

		807,392

Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.450% 12/16/21	350,000	321,861
Air Lease Corp. 3.500% 1/15/22	455,000	411,233
GE Capital International Funding Co. Unlimited Co. 2.342% 11/15/20	285,000	280,208
Park Aerospace Holdings Ltd. 5.250% 8/15/22 (a)	425,000	384,037
Synchrony Financial 2.850% 7/25/22	155,000	147,167

		1,544,506

Electric — 1.3%
Abu Dhabi National Energy Co. PJSC 3.875% 5/06/24 (a)	200,000	199,078
Consorcio Transmantaro SA 4.375% 5/07/23 (a)	300,000	289,203
Enel Finance International NV 2.875% 5/25/22 (a)	370,000	357,967
Perusahaan Listrik Negara PT 5.500% 11/22/21 (a)	200,000	201,000
Saudi Electricity Global Sukuk Co. 2 3.473% 4/08/23 (a)	500,000	497,500
State Grid Overseas Investment 2016 Ltd. 2.125% 5/18/21 (a)	200,000	199,728
2.750% 5/04/22 (a)	200,000	202,472

		1,946,948

Electronics — 0.1%
Arrow Electronics, Inc. 3.500% 4/01/22	143,000	142,176

Engineering & Construction — 0.3%
CSCEC Finance Cayman I Ltd. 2.950% 11/19/20 (a)	250,000	252,473
CSCEC Finance Cayman II Ltd. 2.900% 7/05/22 (a)	200,000	204,597

		457,070

Foods — 0.3%
General Mills, Inc. 3 mo. USD LIBOR + 0.540% 2.383% FRN 4/16/21	165,000	160,637
Kraft Heinz Foods Co. 3 mo. USD LIBOR + 0.570% 2.304% FRN 2/10/21	200,000	189,176

	Principal Amount	Value
3.500% 6/06/22	$160,000	$159,638

		509,451

Health Care – Services — 0.2%
Aetna, Inc. 2.750% 11/15/22	120,000	120,220
Anthem, Inc. 2.500% 11/21/20	150,000	149,459

		269,679

Holding Company – Diversified — 0.1%
CK Hutchison International 16 Ltd. 1.875% 10/03/21 (a)	200,000	199,408

Insurance — 0.4%
AIA Group Ltd. 3 mo. USD LIBOR + 0.520% 1.636% FRN 9/20/21 (a)	300,000	297,357
Willis Towers Watson PLC 5.750% 3/15/21	315,000	322,774

		620,131

Machinery – Diversified — 0.2%
CNH Industrial Capital LLC 4.375% 11/06/20	345,000	341,752

Mining — 0.2%
Anglo American Capital PLC 3.750% 4/10/22 (a)	250,000	243,624

Miscellaneous – Manufacturing — 0.1%
General Electric Co. 5.300% 2/11/21	185,000	187,262

Oil & Gas — 1.6%
Bharat Petroleum Corp. Ltd. 4.375% 1/24/22 (a)	400,000	391,156
CNOOC Finance 2011 Ltd. 4.250% 1/26/21 (a)	200,000	203,316
CNOOC Finance 2015 Australia Pty Ltd. 2.625% 5/05/20	200,000	200,068
Ecopetrol SA 5.875% 9/18/23	475,000	470,250
Pertamina Persero PT 4.300% 5/20/23 (a)	250,000	248,740
Phillips 66 3 mo. USD LIBOR + 0.600% 2.247% FRN 2/26/21	105,000	98,221
Reliance Holding USA, Inc. 4.500% 10/19/20 (a)	500,000	503,420
Saudi Arabian Oil Co. 2.750% 4/16/22 (a)	350,000	342,878

		2,458,049

Pharmaceuticals — 0.8%
Becton Dickinson and Co. 3 mo. USD LIBOR + .875% 2.250% FRN 12/29/20	124,000	119,815
2.404% 6/05/20	200,000	199,377

The accompanying notes are an integral part of the financial statements.

58

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bristol-Myers Squibb Co. 2.875% 8/15/20 (a)	$325,000	$326,139
Cigna Corp. 3.900% 2/15/22 (a)	102,000	104,409
4.125% 9/15/20 (a)	250,000	251,385
CVS Health Corp. 3 mo. USD LIBOR + 0.720% 1.719% FRN 3/09/21	105,000	102,845
3.350% 3/09/21	109,000	109,595

		1,213,565

Pipelines — 0.5%
Energy Transfer Operating LP 4.250% 3/15/23	582,000	527,001
Sabine Pass Liquefaction LLC 5.625% STEP 2/01/21	200,000	194,007
Williams Cos., Inc. 3.600% 3/15/22	110,000	106,641

		827,649

Real Estate — 0.5%
China Overseas Finance Cayman V Ltd. 3.950% 11/15/22 (a)	225,000	227,847
China Overseas Finance Cayman VII Ltd. 4.250% 4/26/23 (a)	200,000	210,215
Vanke Real Estate Hong Kong Co. Ltd. 4.150% 4/18/23 (a)	250,000	256,025

		694,087

Real Estate Investment Trusts (REITS) — 0.1%
American Tower Corp. 2.800% 6/01/20	185,000	183,546

Retail — 0.1%
Walgreens Boots Alliance, Inc. 3.300% 11/18/21	100,000	101,462

Semiconductors — 0.3%
Broadcom, Inc. 3.125% 4/15/21 (a)	360,000	356,080
Microchip Technology, Inc. 3.922% 6/01/21	120,000	116,926

		473,006

Telecommunications — 0.4%
Axiata SPV2 Bhd 3.466% 11/19/20 (a)	400,000	400,057
Crown Castle Towers LLC 3.720% 7/15/43 (a)	225,000	226,410

		626,467

Toys, Games & Hobbies — 0.1%
Hasbro, Inc. 2.600% 11/19/22	140,000	138,151

	Principal Amount	Value
Trucking & Leasing — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp. 3.200% 7/15/20 (a)	$50,000	$49,750
SMBC Aviation Capital Finance DAC 3.000% 7/15/22 (a)	370,000	372,766

		422,516

TOTAL CORPORATE DEBT (Cost $26,002,275)		25,288,744

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.0%
Auto Floor Plan ABS — 0.1%
Nissan Master Owner Trust Receivables, Series 2019-B, Class A, 1 mo. USD LIBOR + 0.430% 1.135% FRN 11/15/23	190,000	187,151
Automobile ABS — 2.1%
AmeriCredit Automobile Receivables Trust
Series 2019-3, Class B, 2.130% 7/18/25	365,000	348,317
Series 2016-4, Class C, 2.410% 7/08/22	99,000	97,031
Avis Budget Rental Car Funding AESOP LLC
Series 2015-2A, Class A, 2.630% 12/20/21 (a)	375,000	371,659
Series 2017-2A, Class A, 2.970% 3/20/24 (a)	310,000	290,667
Series 2019-1A, Class A, 3.450% 3/20/23 (a)	420,000	416,059
Drive Auto Receivables Trust, Series 2020-1, Class C 2.360% 3/16/26	240,000	230,097
Exeter Automobile Receivables Trust, Series 2020-1A, Class B 2.260% 4/15/24 (a)	150,000	149,569
GM Financial Automobile Leasing Trust, Series 2017-3, Class C 2.730% 9/20/21	375,000	375,000
Hyundai Auto Lease Securitization Trust, Series 2018-A, Class A3 2.810% 4/15/21 (a)	111,059	111,336
Santander Drive Auto Receivables Trust
Series 2017-1, Class C, 2.580% 5/16/22	18,019	18,019
Series 2018-4, Class B, 3.270% 1/17/23	38,715	38,584
Santander Retail Auto Lease Trust Series 2019-C, Class B, 2.170% 11/20/23 (a)	120,000	119,595

The accompanying notes are an integral part of the financial statements.

59

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-C, Class C, 2.390% 11/20/23 (a)	$230,000	$229,288
Series 2019-B, Class C, 2.770% 8/21/23 (a)	170,000	166,934
Series 2019-A, Class C, 3.300% 5/22/23 (a)	280,000	274,697

		3,236,852

Commercial MBS — 0.6%
BX Commercial Mortgage Trust, Series 2019-IMC, Class C, 1 mo. USD LIBOR + 1.600% 2.305% FRN 4/15/34 (a)	210,000	186,909
Commercial Mortgage Pass-Through Certificates
Series 2014-UBS4, Class AM, 3.968% 8/10/47	250,000	254,038
Series 2014-UBS2, Class AM, 4.199% 3/10/47	100,000	102,326
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class C 3.750% 12/10/36 (a)	295,000	274,459
New Orleans Hotel Trust, Series 2019-HNLA, Class C, 1 mo. USD LIBOR + 1.589% 2.293% FRN 4/15/32 (a)	100,000	85,913

		903,645

Other ABS — 2.7%
BlueMountain CLO Ltd., Series 2012-2A, Class AR2, 3 mo. USD LIBOR + 1.050% 2.745% FRN 11/20/28 (a)	250,000	242,790
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A 3.280% 9/26/33 (a)	82,805	85,118
CIFC Funding Ltd., Series 2015-4A, Class A1R, 3 mo. USD LIBOR + 1.150% 2.969% FRN 10/20/27 (a)	250,000	238,045
Daimler Trucks Retail Trust, Series 2019-1, Class A3 2.770% 8/15/22 (a)	305,000	306,293
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class A 2.730% 4/25/28 (a)	506,629	507,219
Hardee’s Funding LLC, Series 2018-1A, Class A2I 4.250% 6/20/48 (a)	93,575	90,281
Hilton Grand Vacations Trust, Series 2014-AA, Class B 2.070% 11/25/26 (a)	49,210	48,236
MVW Owner Trust, Series 2017-1A, Class A 2.420% 12/20/34 (a)	526,400	500,821

	Principal Amount	Value
Octagon Investment Partners XXIII Ltd., Series 2015-1A, Class A2R, 3 mo. USD LIBOR + 1.000% 2.831% FRN 7/15/27 (a)	$250,000	$230,086
OZLM VIII Ltd., Series 2014-8A, Class A1RR, 3 mo. USD LIBOR + 1.170% 3.006% FRN 10/17/29 (a)	250,000	237,832
Sierra Receivables Funding LLC, Series 2019-3A, Class A 2.340% 8/20/36 (a)	135,597	124,101
Towd Point Mortgage Trust
Series 2017-6, Class A1, 2.750% VRN 10/25/57 (a) (b)	197,259	196,820
Series 2018-2, Class A1, 3.250% VRN 3/25/58 (a) (b)	207,855	209,710
Series 2018-5, Class A1A, 3.250% VRN 7/25/58 (a) (b)	169,586	171,150
Series 2015-6, Class A1, 3.500% VRN 4/25/55 (a) (b)	125,760	126,875
Series 2019-1, Class A1, 3.750% VRN 3/25/58 (a) (b)	619,283	619,902
Series 2018-3, Class A1, 3.750% VRN 5/25/58 (a) (b)	93,980	96,193

		4,031,472

Student Loans ABS — 1.2%
Navient Private Education Refi Loan Trust
Series 2020-CA, Class A1, 1 mo. USD LIBOR + 0.750% 2.103% FRN 11/15/68 (a)	675,000	668,250
Series 2019-GA, Class A, 2.400% 10/15/68 (a)	465,035	470,879
SMB Private Education Loan Trust
Series 2016-B, Class A2A, 2.430% 2/17/32 (a)	227,245	219,259
Series 2017-B, Class A2A, 2.820% 10/15/35 (a)	375,771	368,714
Series 2017-A, Class A2A, 2.880% 9/15/34 (a)	131,582	129,624

		1,856,726

WL Collateral CMO — 7.3%
Angel Oak Mortgage Trust, Series 2019-2, Class A1, 3.628% VRN 3/25/49 (a) (b)	153,991	151,019
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class A1, 2.720% VRN 7/25/49 (a) (b)	202,832	198,721
COLT Mortgage Loan Trust
Series 2019-2, Class A1, 3.337% VRN 5/25/49 (a) (b)	113,762	108,493
Series 2018-3, Class A2, 3.763% VRN 10/26/48 (a) (b)	95,893	92,317

The accompanying notes are an integral part of the financial statements.

60

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-3, Class A3, 3.865% VRN 10/26/48 (a) (b)	$91,724	$87,095
Deephaven Residential Mortgage Trust
Series 2019-3A, Class A1, 2.964% VRN 7/25/59 (a) (b)	471,983	445,666
Series 2019-2A, Class A1, 3.558% VRN 4/25/59 (a) (b)	104,973	100,548
Ellington Financial Mortgage Trust, Series 2019-2, Class A1, 2.739% VRN 11/25/59 (a) (b)	338,884	324,794
FWD Securitization Trust, Series 2020-INV1, Class A3, 2.440% VRN 1/25/50 (a) (b)	211,143	188,563
Galton Funding Mortgage Trust Series 2020-H1, Class A3, 2.617% VRN 1/25/60 (a) (b)	165,156	157,480
Series 2018-1, Class A33, 3.500% VRN 11/25/57 (a) (b)	370,017	360,689
Series 2019-2, Class A42, 3.500% VRN 6/25/59 (a) (b)	229,507	221,895
Series 2018-2, Class A31, 4.500% VRN 10/25/58 (a) (b)	211,762	211,924
GMRF Mortgage Acquisition Co., Series 2019-1, Class A42, 4.000% VRN 2/25/59 (a) (b)	76,986	74,108
Homeward Opportunities Fund I Trust
Series 2019-2, Class A3, 3.007% VRN 9/25/59 (a) (b)	403,718	383,881
Series 2019-3, Class A3, 3.031% VRN 11/25/59 (a) (b)	147,261	139,800
Series 2018-1, Class A1, 3.766% VRN 6/25/48 (a) (b)	157,033	155,737
JP Morgan Mortgage Trust Series 2019-INV2, Class A3, 3.500% VRN 2/25/50 (a) (b)	110,360	109,933
Series 2020-LTV1, Class A4, 3.500% VRN 6/25/50 (a) (b)	532,473	538,380
Metlife Securitization Trust, Series 2018-1A, Class A, 3.750% VRN 3/25/57 (a) (b)	196,961	194,303
New Residential Mortgage Loan Trust
Series 2020-NQM1, Class A1, 2.464% VRN 1/26/60 (a) (b)	217,124	206,893
Series 2019-NQM5, Class A3, 3.065% VRN 11/25/59 (a) (b)	164,192	150,758
Series 2019-NQM2, Class A1, 3.600% VRN 4/25/49 (a) (b)	117,833	116,257
Onslow Bay Financial LLC Series 2020-EXP1, Class 2A1, 1 mo. USD LIBOR + 0.750% 1.697% FRN 2/25/60 (a)	102,036	98,318

	Principal Amount	Value
Series 2019-EXP3, Class 2A1, 1 mo. USD LIBOR + 0.900% 1.847% FRN 10/25/59 (a)	$222,402	$210,259
Series 2019-EXP3, Class 2A2, 1 mo. USD LIBOR + 1.100% 2.047% FRN 10/25/59 (a)	124,887	118,455
Series 2020-INV1, Class A21, 3.500% VRN 12/25/49 (a) (b)	159,731	165,896
Series 2020-EXP1, Class 1A9, 3.500% VRN 2/25/60 (a) (b)	195,468	196,100
Series 2019-EXP1, Class 1A3, 4.000% VRN 1/25/59 (a) (b)	379,443	377,152
Series 2019-EXP2, Class 1A3, 4.000% VRN 6/25/59 (a) (b)	357,287	359,701
Sequoia Mortgage Trust
Series 2017-CH1, Class A2, 3.500% VRN 8/25/47 (a) (b)	238,504	235,913
Series 2017-CH1, Class A13, 4.000% VRN 8/25/47 (a) (b)	269,167	267,810
Series 2018-CH2, Class A3, 4.000% VRN 6/25/48 (a) (b)	75,969	75,619
Series 2018-CH3, Class A2, 4.000% VRN 8/25/48 (a) (b)	89,277	89,275
Series 2018-CH4, Class A2, 4.000% VRN 10/25/48 (a) (b)	66,820	67,865
SG Residential Mortgage Trust, Series 2019-3, Class A3, 3.082% VRN 9/25/59 (a) (b)	150,951	141,585
Starwood Mortgage Residential Trust
Series 2020-1, Class A3, 2.562% VRN 2/25/50 (a) (b)	124,396	117,294
Series 2019-INV1, Class A1, 2.610% VRN 9/27/49 (a) (b)	264,452	254,938
Series 2019-IMC1, Class A1, 3.468% VRN 2/25/49 (a) (b)	115,649	114,081
Series 2019-IMC1, Class A2, 3.651% VRN 2/25/49 (a) (b)	157,703	154,562
Verus Securitization Trust
Series 2020-1, Class A1, 2.417% VRN 1/25/60 (a) (b)	505,997	486,682
Series 2020-1, Class A3, 2.724% VRN 1/25/60 (a) (b)	206,329	198,495
Series 2017-2A, Class A3, 2.845% VRN 7/25/47 (a) (b)	141,979	136,470
Series 2019-INV2, Class A1, 2.913% VRN 7/25/59 (a) (b)	370,878	359,642
Series 2019-4, Class A3, 3.000% STEP 11/25/59 (a)	453,335	437,313
Series 2019-3, Class A3, 3.040% STEP 7/25/59 (a)	293,248	283,718
Series 2019-INV3, Class A3, 3.100% VRN 11/25/59 (a) (b)	452,083	438,526

The accompanying notes are an integral part of the financial statements.

61

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-2, Class A1, 3.211% VRN 5/25/59 (a) (b)	$158,676	$153,880
Series 2019-INV1, Class A1, 3.402% VRN 12/25/59 (a) (b)	126,444	123,446
Series 2018-2, Class A1, 3.677% VRN 6/01/58 (a) (b)	130,718	126,812
Series 2017-1A, Class A3, 3.716% VRN 1/25/47 (a) (b)	97,930	95,572
Series 2019-1, Class A1, 3.836% VRN 2/25/59 (a) (b)	183,572	175,005
Series 2018-3, Class A1, 4.108% VRN 10/25/58 (a) (b)	174,120	168,608
Series 2018-INV2, Class A1FX, 4.148% VRN 10/25/58 (a) (b)	219,551	212,820

		11,161,066

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $22,000,902)		21,376,912

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 5.2%
Collateralized Mortgage Obligations — 1.5%
Federal Home Loan Mortgage Corp. Series 4902, Class FB 1 mo. USD LIBOR + 0.450% 1.155% 8/25/49	1,253,947	1,235,203
Government National Mortgage Association
Series 2018-153, Class FQ, 1 mo. USD LIBOR + 0.300% 1.073% FRN 11/20/48	186,880	183,828
Series 2019-159, Class FM, 1 mo. USD LIBOR + 0.450% 1.223% FRN 12/20/49	713,175	699,343
Series 2019-65, Class B, 3.500% 5/20/49	235,658	244,802

		2,363,176

Whole Loans — 3.7%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2018-DNA1, Class M1, 1 mo. USD LIBOR + 0.450% 1.397% FRN 7/25/30	69,938	69,342
Series 2019-HQA2, Class M1, 1 mo. USD LIBOR + 0.700% 1.647% FRN 4/25/49 (a)	4,874	4,848
Series 2019-DNA4, Class M1, 1 mo. USD LIBOR + 0.700% 1.647% FRN 10/25/49 (a)	172,866	168,538
Series 2020-DNA1, Class M1, 1 mo. USD LIBOR + 0.700% 1.647% FRN 1/25/50 (a)	150,000	144,217

	Principal Amount	Value
Series 2017-DNA3, Class M1, 1 mo. USD LIBOR + 0.750% 1.697% FRN 3/25/30	$188,546	$183,720
Series 2018-DNA3, Class M1, 1 mo. USD LIBOR + 0.750% 1.697% FRN 9/25/48 (a)	78,158	76,598
Series 2020-HQA1, Class M1, 1 mo. USD LIBOR + 0.750% 1.697% FRN 1/25/50 (a)	200,000	188,527
Series 2020-DNA2, Class M1, 1 mo. USD LIBOR + 0.750% 1.697% FRN 2/25/50 (a)	205,000	188,302
Series 2019-HQA4, Class M1, 1 mo. USD LIBOR + 0.770% 1.717% FRN 11/25/49 (a)	106,400	102,279
Series 2017-HQA2, Class M1, 1 mo. USD LIBOR + 0.800% 1.747% FRN 12/25/29	59,546	59,066
Series 2018-DNA2, Class M1, 1 mo. USD LIBOR + 0.800% 1.747% FRN 12/25/30 (a)	130,474	127,061
Series 2018-DNA3, Class M2AS, 1.847% FRN 9/25/48 (a) (b)	140,000	124,405
Series 2018-DNA2, Class M2AS, 1.897% FRN 12/25/30 (a) (b)	80,000	70,333
Series 2020-HQA2, Class M1, 1 mo. USD LIBOR + 1.100% 1.911% FRN 3/25/50 (a)	225,000	210,333
Series 2017-DNA2, Class M1, 1 mo. USD LIBOR + 1.200% 2.147% FRN 10/25/29	171,678	166,672
Series 2018-SPI1, Class M1, 3.729% VRN 2/25/48 (a) (b)	96,307	92,574
Series 2018-SPI2, Class M1, 3.811% VRN 5/25/48 (a) (b)	30,347	29,635
Series 2018-SPI3, Class M1, 4.148% VRN 8/25/48 (a) (b)	20,038	19,682
Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2018-C03, Class 1M1, 1 mo. USD LIBOR + .680% 1.627% FRN 10/25/30	13,738	13,604
Series 2019-R05, Class 1M1, 1 mo. USD LIBOR + 0.750% 1.697% FRN 7/25/39 (a)	1,746	1,741
Series 2019-R06, Class 2M1, 1 mo. USD LIBOR + 0.750% 1.697% FRN 9/25/39 (a)	167,404	162,618
Series 2020-R01, Class 1M1, 1 mo. USD LIBOR + 0.800% 1.747% FRN 1/25/40 (a)	232,542	222,866
Series 2018-C01, Class 1ED2, 1.797% FRN 7/25/30 (b)	465,000	386,469
Series 2018-C02, Class 2EB2, 1.847% FRN 8/25/30 (b)	135,000	108,736

The accompanying notes are an integral part of the financial statements.

62

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-C02, Class 2ED2, 1.847% FRN 8/25/30 (b)	$528,220	$455,542
Series 2017-C04, Class 2ED2, 1 mo. USD LIBOR + 1.100% 2.047% FRN 11/25/29	475,000	401,731
Series 2017-C02, Class 2M1, 1 mo. USD LIBOR + 1.150% 2.097% FRN 9/25/29	8,161	8,136
Series 2017-C05, Class 1ED3, 1 mo. USD LIBOR + 1.200% 2.147% FRN 1/25/30	378,591	332,464
Series 2017-C02, Class 2ED3, 1 mo. USD LIBOR + 1.350% 2.297% FRN 9/25/29	560,000	480,005
Series 2018-C03, Class 1EB2, 2.477% FRN 10/25/30 (b)	440,000	339,527
Series 2018-C03, Class 1ED2, 2.477% FRN 10/25/30 (b)	555,000	465,234
Series 2017-C06, Class 1M2B, 3.597% FRN 2/25/30 (b)	205,000	183,610

		5,588,415

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $8,692,059)		7,951,591

U.S. TREASURY OBLIGATIONS — 62.6%
U.S. Treasury Bonds & Notes — 62.6%
U.S. Treasury Inflation Index
0.125% 7/15/22	10,442,562	10,344,950
0.125% 1/15/23	12,640,822	12,488,441
0.125% 7/15/24	4,573,474	4,583,227
0.125% 10/15/24	395,002	399,816
0.125% 1/15/30	1,333,392	1,372,862
0.250% 1/15/25	12,966,308	13,082,721
0.375% 7/15/23	6,705,699	6,744,137
0.375% 7/15/25	8,143,535	8,306,184
0.500% 4/15/24	5,562,779	5,643,133
0.625% 4/15/23	8,205,857	8,265,624
0.625% 1/15/24 (c)	22,907,770	23,281,485
0.625% 1/15/26	996,535	1,029,299

		95,541,879

TOTAL U.S. TREASURY OBLIGATIONS (Cost $94,584,584)		95,541,879

TOTAL BONDS & NOTES (Cost $151,279,820)		150,159,126

TOTAL LONG-TERM INVESTMENTS (Cost $151,279,820)		150,159,126

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.5%
Commercial Paper — 1.1%
Boeing Co. 1.708% 4/29/20 (a)	$550,000	$548,230
Energy Transfer Partners 1.881% 4/29/20 (a)	580,000	578,813
Ovintiv, Inc. 1.596% 4/29/20	580,000	579,314

		1,706,357

	Number of Shares
Mutual Fund — 0.4%
T. Rowe Price Government Reserve Investment Fund	570,042	570,042

TOTAL SHORT-TERM INVESTMENTS (Cost $2,277,781)		2,276,399

TOTAL INVESTMENTS — 99.9% (Cost $153,557,601) (d)		152,435,525

Other Assets/(Liabilities) — 0.1%		158,995

NET ASSETS — 100.0%		$152,594,520

Abbreviation Legend

ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PJSC	Public Joint Stock Company
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2020, the aggregate market value of these securities amounted to $36,401,001 or 23.85% of net assets.

(b)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2020.

(c)	A portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

63

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments (Continued)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Ultra 10 Year	6/19/20	13	$2,044,544	$(16,138)
U.S. Treasury Note 2 Year	6/30/20	49	10,795,362	3,396
U.S. Treasury Note 5 Year	6/30/20	163	19,762,698	670,880

				$658,138

Short
U.S. Treasury Long Bond	6/19/20	2	$(356,359)	$(1,766)
U.S. Treasury Note 10 Year	6/19/20	114	(15,564,252)	(246,123)

				$(247,889)

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)

Fixed 2.24%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.*	5/23/20	USD	500,000	$(3,509)	$-	$(3,509)

Fixed 2.17%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.*	2/21/21	USD	7,500,000	(240,109)	-	(240,109)

Fixed 2.21%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.*	8/03/21	USD	1,875,000	(83,887)	-	(83,887)

Fixed 1.53%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.*	8/15/21	USD	2,430,324	(62,227)	-	(62,227)

Fixed 1.44%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.*	8/23/21	USD	666,250	(15,725)	-	(15,725)

Fixed 1.44%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.*	8/23/21	USD	717,500	(16,898)	-	(16,898)

Fixed 1.60%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.*	2/21/23	USD	3,638,000	(147,656)	-	(147,656)

Fixed 1.92%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.*	1/11/24	USD	1,500,000	(89,441)	-	(89,441)

Fixed 1.75%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.*	7/08/24	USD	775,000	(41,524)	-	(41,524)

Fixed 2.24%	Maturity	U.S. Consumer Price Index	Maturity	Barclays Bank PLC*	5/25/20	USD	500,000	(3,547)	-	(3,547)

Fixed 1.47%	Maturity	U.S. Consumer Price Index	Maturity	Barclays Bank PLC*	12/24/20	USD	5,200,000	(66,261)	-	(66,261)

Fixed 1.57%	Maturity	U.S. Consumer Price Index	Maturity	Barclays Bank PLC*	7/08/21	USD	1,950,000	(50,620)	-	(50,620)

Fixed 1.66%	Maturity	U.S. Consumer Price Index	Maturity	Barclays Bank PLC*	7/08/22	USD	1,250,000	(44,827)	-	(44,827)

Fixed 1.74%	Maturity	U.S. Consumer Price Index	Maturity	Barclays Bank PLC*	12/16/22	USD	2,800,000	(114,793)	-	(114,793)

The accompanying notes are an integral part of the financial statements.

64

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments (Continued)

OTC Interest Rate Swaps (Continued)

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)

Fixed 1.48%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.*	8/16/21	USD	1,619,676	$(39,885)	$-	$(39,885)

Fixed 1.44%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.*	8/26/21	USD	666,250	(15,761)	-	(15,761)

Fixed 1.38%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.*	10/07/21	USD	3,416,115	(82,281)	-	(82,281)

Fixed 1.41%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.*	10/09/21	USD	3,416,115	(84,475)	-	(84,475)

Fixed 1.41%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.*	10/09/21	USD	3,417,770	(84,517)	-	(84,517)

Fixed 1.42%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.*	10/07/22	USD	3,420,000	(103,549)	-	(103,549)

Fixed 1.43%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.*	10/08/22	USD	1,710,000	(52,409)	-	(52,409)

Fixed 1.44%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.*	10/08/22	USD	1,710,000	(52,462)	-	(52,462)

Fixed 1.59%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.*	10/24/22	USD	3,450,000	(121,083)	-	(121,083)

Fixed 1.59%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.*	2/18/23	USD	1,311,000	(52,962)	-	(52,962)

Fixed 1.60%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.*	2/18/23	USD	1,789,000	(72,466)	-	(72,466)

Fixed 1.59%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.*	2/20/23	USD	2,867,000	(115,523)	-	(115,523)

Fixed 1.49%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.*	2/26/23	USD	2,061,000	(76,910)	-	(76,910)

Fixed 1.44%	Maturity	U.S. Consumer Price Index	Maturity	Goldman Sachs International*	8/09/21	USD	7,101,000	(170,073)	-	(170,073)

Fixed 1.61%	Maturity	U.S. Consumer Price Index	Maturity	Goldman Sachs International*	2/21/23	USD	2,993,000	(121,938)	-	(121,938)

Fixed 1.57%	Maturity	U.S. Consumer Price Index	Maturity	HSBC Bank USA*	2/25/23	USD	2,241,000	(88,940)	-	(88,940)

Fixed 2.29%	Maturity	U.S. Consumer Price Index	Maturity	UBS AG*	6/05/23	USD	1,700,000	(123,765)	-	(123,765)

								$(2,440,023)	$-	$(2,440,023)

*	Contracts are subject to a Master Netting Agreement.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

65

MassMutual Select T. Rowe Price Real Assets Fund – Portfolio of Investments

March 31, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 93.0%

COMMON STOCK — 91.9%
Australia — 8.0%
Alumina Ltd.	258,513	$230,445
BHP Group Ltd. (a)	164,965	2,999,050
BlueScope Steel Ltd.	22,497	122,699
Charter Hall Retail	34,208	67,067
Evolution Mining Ltd.	28,990	67,237
Fortescue Metals Group Ltd.	58,132	355,057
Goodman Group	31,033	237,073
IGO Ltd.	84,528	225,875
Mirvac Group	88,046	116,530
Newcrest Mining Ltd.	31,042	436,163
Northern Star Resources Ltd.	101,841	652,119
Regis Resources Ltd.	16,723	37,389
Rio Tinto Ltd.	3,884	205,594
Saracen Mineral Holdings Ltd. (b)	16,983	38,253
South32 Ltd.	328,920	354,535

		6,145,086

Austria — 0.1%
voestalpine AG	3,338	67,966

Bermuda — 0.3%
Hongkong Land Holdings Ltd.	60,300	225,553

Brazil — 1.1%
Vale SA	105,457	877,168

Canada — 8.6%
Agnico Eagle Mines Ltd.	11,435	456,490
Alacer Gold Corp. (b)	3,505	11,307
Alamos Gold, Inc. Class A	9,441	47,430
Allied Properties	4,484	142,553
B2Gold Corp.	23,744	71,875
Barrick Gold Corp.	71,015	1,304,944
Canadian Apartment Properties	6,223	188,331
Centerra Gold, Inc. (b)	4,157	24,724
Enbridge, Inc.	4,777	138,963
ERO Copper Corp. (a) (b)	23,447	176,107
First Quantum Minerals Ltd.	23,283	118,955
Franco-Nevada Corp.	10,760	1,075,082
Kelt Exploration Ltd. (a) (b)	28,961	22,637
Kinross Gold Corp. (b)	64,209	257,785
Kirkland Lake Gold Ltd.	29,491	868,615
Lundin Mining Corp.	58,880	221,328
Osisko Gold Royalties Ltd. (a)	4,160	31,038
Sandstorm Gold Ltd. (b)	8,699	43,578
SEMAFO, Inc. (b)	13,118	25,447
Suncor Energy, Inc.	12,531	197,990
TC Energy Corp.	10,789	477,953
Teck Resources Ltd. Class B	10,274	77,671
Torex Gold Resources, Inc. (b)	3,316	32,116
West Fraser Timber Co. Ltd.	6,482	123,625

	Number of Shares	Value
Wheaton Precious Metals Corp.	14,865	$409,096

		6,545,640

Cayman Islands — 0.3%
Shimao Property Holdings Ltd.	66,500	232,754

China — 0.1%
Zijin Mining Group Co. Ltd. Class H	278,000	103,614

Finland — 1.1%
Kojamo OYJ	20,165	383,218
UPM-Kymmene OYJ (a)	5,815	160,276
Valmet OYJ	8,537	167,581
Wartsila OYJ Abp (a)	19,549	143,659

		854,734

France — 2.3%
Gecina SA	1,289	170,998
Schneider Electric SE	2,053	176,760
Total SA	33,078	1,282,747
Verallia SASU (b) (c)	5,935	146,980

		1,777,485

Germany — 1.0%
Deutsche Wohnen SE	11,163	426,514
Symrise AG	2,366	224,073
thyssenkrupp AG (b)	16,175	86,184

		736,771

Hong Kong — 1.0%
Hang Lung Properties Ltd.	113,000	228,546
Sun Hung Kai Properties Ltd.	40,500	531,762

		760,308

Ireland — 1.0%
Linde PLC	4,228	731,444

Italy — 0.2%
Eni SpA	15,227	153,951

Japan — 3.2%
Heiwa Real Estate Co. Ltd.	6,200	160,623
Hoshino Resorts REIT, Inc.	24	73,544
Industrial & Infrastructure Fund Investment Corp.	130	175,956
JFE Holdings, Inc.	26,600	173,130
Mitsubishi Estate Co. Ltd.	18,400	271,250
Mitsui Fudosan Co. Ltd.	16,800	290,574
Mitsui Fudosan Logistics Park, Inc.	65	274,593
Mori Hills REIT Investment Corp.	46	61,061
Nippon Accommodations Fund, Inc.	51	276,138
Nippon Steel Corp.	35,600	304,924
Sumitomo Metal Mining Co. Ltd.	17,400	356,855

		2,418,648

Luxembourg — 0.8%
ArcelorMittal SA	24,141	228,783
Shurgard Self Storage SA	5,465	162,435

The accompanying notes are an integral part of the financial statements.

66

MassMutual Select T. Rowe Price Real Assets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Tenaris SA	29,572	$180,895

		572,113

Mexico — 0.4%
Concentradora Fibra Danhos SA de CV	76,200	62,315
Grupo Mexico SAB de CV Series B	74,300	137,779
Industrias Penoles SAB de CV	17,906	120,332

		320,426

Netherlands — 1.0%
Akzo Nobel NV	2,790	183,935
Koninklijke DSM NV	2,867	325,789
Schlumberger Ltd.	18,288	246,705

		756,429

Norway — 1.0%
Equinor ASA	37,922	477,692
Norsk Hydro ASA	59,158	128,533
Yara International ASA	5,086	160,918

		767,143

Peru — 0.1%
Cia de Minas Buenaventura SA Sponsored ADR	8,764	63,890

Portugal — 0.5%
Galp Energia SGPS SA	35,502	405,336

Republic of Korea — 0.5%
POSCO	3,103	407,148

Russia — 1.1%
Alrosa PJSC	281,070	227,979
MMC Norilsk Nickel PJSC	1,726	427,537
Polyus PJSC	1,324	180,431

		835,947

Singapore — 0.4%
Mapletree Industrial Trust	200,700	339,440

South Africa — 1.9%
Mining — 1.9%
Anglo Platinum Ltd.	5,893	247,624
AngloGold Ashanti Ltd.	17,224	294,352
Gold Fields Ltd.	36,173	175,490
Harmony Gold Mining Co. Ltd. Sponsored ADR (b)	18,418	40,151
Impala Platinum Holdings Ltd. (a)	97,396	411,375
Northam Platinum Ltd. (b)	44,354	170,672
Sibanye Stillwater Ltd. (b)	100,236	126,489

		1,466,153

Spain — 0.3%
Inmobiliaria Colonial SA	22,464	212,940

Sweden — 2.2%
Boliden AB	45,612	831,542
Epiroc AB Class B	19,477	193,160

	Number of Shares	Value
Hufvudstaden AB Class A	10,918	$149,147
Lundin Petroleum AB	13,590	260,234
Sandvik AB	14,900	211,599

		1,645,682

Switzerland — 0.6%
Bucher Industries AG	534	141,839
PSP Swiss Property AG Registered	2,769	346,309

		488,148

United Kingdom — 7.6%
Anglo American PLC	22,503	393,224
Antofagasta PLC	27,475	262,116
BHP Group PLC	30,248	467,844
Centamin PLC	35,974	52,928
Croda International PLC	3,640	192,502
Derwent London PLC	7,988	323,572
Glencore PLC	226,975	346,423
Grainger PLC	38,799	124,625
Great Portland Estates PLC	28,532	240,895
Mondi PLC	12,175	207,670
Polymetal International PLC	10,373	178,210
Rio Tinto PLC	54,950	2,522,356
Shaftesbury PLC	8,555	65,511
The UNITE Group PLC	17,471	173,510
Victrex PLC	5,430	132,534
The Weir Group PLC	11,023	99,915

		5,783,835

United States — 45.2%
Acadia Realty Trust	23,736	294,089
AGCO Corp.	2,700	127,575
Air Products & Chemicals, Inc.	3,548	708,216
Alexander & Baldwin, Inc.	10,167	114,074
Alexandria Real Estate Equities, Inc.	6,730	922,414
Ameren Corp.	2,253	164,086
American Campus Communities, Inc.	24,958	692,584
American Electric Power Co., Inc.	2,271	181,635
Atmos Energy Corp.	980	97,245
AvalonBay Communities, Inc.	9,509	1,399,440
Avery Dennison Corp.	2,058	209,648
Ball Corp.	6,928	447,964
Boston Properties, Inc.	1,594	147,015
Camden Property Trust	11,505	911,656
Caterpillar, Inc.	1,866	216,531
CF Industries Holdings, Inc.	8,799	239,333
Chevron Corp.	4,280	310,129
Concho Resources, Inc.	8,514	364,825
ConocoPhillips	12,529	385,893
Continental Resources, Inc. (a)	14,226	108,687
CubeSmart	22,815	611,214
CyrusOne, Inc.	1,914	118,189
Deere & Co.	1,247	172,285
Devon Energy Corp.	13,222	91,364

The accompanying notes are an integral part of the financial statements.

67

MassMutual Select T. Rowe Price Real Assets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diamondback Energy, Inc.	4,958	$129,900
Digital Realty Trust, Inc. (a)	5,111	709,969
Douglas Emmett, Inc.	27,048	825,234
EastGroup Properties, Inc.	2,404	251,170
Entegris, Inc.	3,574	160,008
Entergy Corp.	2,113	198,559
EOG Resources, Inc.	9,944	357,188
EPR Properties	541	13,103
Equinix, Inc.	1,424	889,388
Equity LifeStyle Properties, Inc.	7,632	438,687
Equity Residential	19,002	1,172,613
Essex Property Trust, Inc.	4,125	908,490
Exxon Mobil Corp.	4,769	181,079
Federal Realty Investment Trust	4,051	302,245
First Industrial Realty Trust, Inc.	4,449	147,840
Freeport-McMoRan, Inc.	40,397	272,680
Halliburton Co.	17,671	121,046
Healthcare Realty Trust, Inc.	27,840	777,571
Healthcare Trust of America, Inc. Class A	26,025	631,887
Highwoods Properties, Inc.	4,964	175,825
Hilton Worldwide Holdings, Inc.	7,855	536,025
Host Hotels & Resorts, Inc.	16,100	177,744
Hudson Pacific Properties, Inc.	8,385	212,644
Huntsman Corp.	10,132	146,205
International Paper Co.	7,907	246,145
Jacobs Engineering Group, Inc.	2,782	220,529
JBG SMITH Properties	18,360	584,399
Kilroy Realty Corp.	4,924	313,659
Kosmos Energy Ltd.	72,653	65,068
Magnolia Oil & Gas Corp. Class A (a) (b)	22,205	88,820
Marathon Petroleum Corp.	3,646	86,118
National Retail Properties, Inc.	705	22,694
Newmont Corp.	31,007	1,403,997
Newmont Corp.	2,901	129,785
NextEra Energy, Inc.	1,542	371,036
Nucor Corp.	10,669	384,297
Packaging Corp. of America	4,751	412,529
Paramount Group, Inc.	9,242	81,330
Parsley Energy, Inc. Class A	10,507	60,205
Pebblebrook Hotel Trust	3,078	33,519
Phillips 66	2,047	109,822
Pioneer Natural Resources Co.	3,579	251,067
PPG Industries, Inc.	4,246	354,966
Prologis, Inc.	28,942	2,326,069
PS Business Parks, Inc.	1,361	184,443
Public Storage	6,237	1,238,731
Quaker Chemical Corp. (a)	1,524	192,451
Rayonier, Inc.	11,606	273,321
Realty Income Corp.	1,809	90,197
Regency Centers Corp.	8,848	340,029
Rexford Industrial Realty, Inc.	7,934	325,373

	Number of Shares	Value
RPM International, Inc.	7,195	$428,102
Sanderson Farms, Inc.	2,100	258,972
Sempra Energy	1,609	181,801
The Sherwin-Williams Co.	916	420,920
Simon Property Group, Inc.	7,833	429,718
SL Green Realty Corp.	11,917	513,623
Southern Copper Corp.	10,605	298,637
Spirit Realty Capital, Inc.	706	18,462
Steel Dynamics, Inc.	7,834	176,578
Sunstone Hotel Investors, Inc.	42,995	374,486
Terreno Realty Corp.	13,273	686,878
The Toro Co.	3,131	203,797
Urban Edge Properties	8,701	76,656
Valmont Industries, Inc.	949	100,575
VEREIT, Inc.	6,551	32,034
Vornado Realty Trust	6,709	242,933
Welltower, Inc.	4,793	219,424
Westlake Chemical Corp.	4,128	157,566
WestRock Co.	5,581	157,719
Weyerhaeuser Co.	10,040	170,178
WP Carey, Inc.	3,296	191,432
WPX Energy, Inc. (b)	13,241	40,385
Xcel Energy, Inc.	3,239	195,313

		34,539,979

TOTAL COMMON STOCK (Cost $86,941,573)		70,235,731

PREFERRED STOCK — 1.1%
Brazil — 0.1%
Gerdau SA 1.300%	47,648	92,158

United States — 1.0%
American Electric Power Co., Inc., Convertible 6.125% (a)	2,510	121,108
NextEra Energy, Inc. Convertible 5.279%	7,381	325,428
Sempra Energy Convertible 6.000%	227	21,002
Sempra Energy Convertible 6.750%	1,540	144,652
The Southern Co. Convertible 6.750%	3,839	170,452

		782,642

TOTAL PREFERRED STOCK (Cost $935,001)		874,800

TOTAL EQUITIES (Cost $87,876,574)		71,110,531

MUTUAL FUNDS — 2.9%
Diversified Financial Services — 2.9%
United States — 2.9%
Real Estate Select Sector SPDR Fund	61,589	1,909,259

The accompanying notes are an integral part of the financial statements.

68

MassMutual Select T. Rowe Price Real Assets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
State Street Navigator Securities Lending Prime Portfolio (d)	307,224	$307,224

		2,216,483

TOTAL MUTUAL FUNDS (Cost $2,647,428)		2,216,483

TOTAL PURCHASED OPTIONS (#) — 0.3% (Cost $12,690)		225,785

TOTAL LONG-TERM INVESTMENTS (Cost $90,536,692)		73,552,799

SHORT-TERM INVESTMENTS — 3.3%
Mutual Fund — 0.4%
T. Rowe Price Government Reserve Investment Fund	269,646	269,646

	Principal Amount
Repurchase Agreement — 1.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%, due 4/01/20 (e)	$1,469,237	1,469,237

U.S. Treasury Bill — 1.0%
U.S. Treasury Bill 0.000% 4/09/20 (f)	252,000	251,995
0.000% 4/09/20	10,000	10,000
0.000% 4/09/20	10,000	10,000
0.000% 8/20/20	310,000	309,893
0.000% 8/20/20	100,000	99,965
0.000% 9/17/20	30,000	29,992
0.000% 2/25/21	20,000	19,978

		731,823

TOTAL SHORT-TERM INVESTMENTS (Cost $2,470,292)		2,470,706

TOTAL INVESTMENTS — 99.5% (Cost $93,006,984) (g)		76,023,505

Other Assets/(Liabilities) — 0.5%		363,677

NET ASSETS — 100.0%		$76,387,182

Abbreviation Legend

ADR	American Depositary Receipt
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $4,430,441 or 5.80% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $4,312,042 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(b)	Non-income producing security.
(c)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2020, the aggregate market value of these securities amounted to $146,980 or 0.19% of net assets.

(d)	Represents investment of security lending cash collateral. (Note 2).
(e)

Maturity value of $1,469,237. Collateralized by U.S. Government Agency obligations with a rate of 1.875%, maturity date of 7/31/22, and an aggregate market value, including accrued interest, of $1,503,554.

(f)	A portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(g)	See Note 6 for aggregate cost for federal tax purposes.

Sector weightings, as a percentage of net assets, is as follows:

Basic Materials	41.1%
Financial	37.1%
Energy	8.4%
Industrial	4.3%
Utilities	2.8%
Consumer, Cyclical	1.0%
Consumer, Non-cyclical	0.6%
Mutual Funds	0.4%
Purchase Options	0.3%
Technology	0.2%

Total Long-Term Investments	96.2%
Short-Term Investments and Other Assets and Liabilities	3.8%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

69

MassMutual Select T. Rowe Price Real Assets Fund – Portfolio of Investments (Continued)

(#) OTC Options Purchased

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
iShares U.S. Real Estate ETF	Morgan Stanley & Co. LLC*	6/19/20	94.00	90	USD	846,000	$225,785	$12,690	$213,095

*	Contracts are subject to a Master Netting Agreement.

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Barclays Bank PLC*	4/07/20	EUR	199,000	USD	228,074	$(8,566)
BNP Paribas SA*	4/07/20	EUR	206,000	USD	233,360	(6,130)
Citibank N.A.*	4/07/20	JPY	152,384,000	USD	1,407,043	10,357

						$(4,339)

*	Contracts are subject to a Master Netting Agreement.

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
S&P TSX 60 Index	6/18/20	8	$800,822	$124,866
SPI 200 Index	6/18/20	5	389,519	3,299
S&P 500 E Mini Index	6/19/20	5	598,788	43,637

				$171,802

OTC Total Return Swaps

Paid by the Fund			Received by the Fund
Rate/ Reference	Frequency	No. of Contracts/ Notional	Rate/ Reference	Frequency	No. of Contracts/ Notional	Counterparty	Termination Date	Value	Upfront Premium Received (Paid)/ Received	Unrealized Appreciation (Depreciation)

Vaneck Vectors Gold Miners ETF	Monthly	869	1M LIBOR	Monthly	USD 21,129	Morgan Stanley & Co. LLC*	1/20/22	$1,107	$-	$1,107

Vaneck Vectors Gold Miners ETF	Monthly	926	1M LIBOR	Monthly	USD 20,826	Morgan Stanley & Co. LLC*	1/20/22	(509)	-	(509)

Vaneck Vectors Gold Miners ETF	Monthly	966	1M LIBOR	Monthly	USD 21,725	Morgan Stanley & Co. LLC*	1/20/22	(531)	-	(531)

Vaneck Vectors Gold Miners ETF	Monthly	972	1M LIBOR	Monthly	USD 21,860	Morgan Stanley & Co. LLC*	1/20/22	(535)	-	(535)

								$(468)	$-	$(468)

*	Contracts are subject to a Master Netting Agreement.

Currency Legend

EUR	Euro
JPY	Japanese Yen
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

70

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments

March 31, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.8%

COMMON STOCK — 96.8%
Basic Materials — 4.1%
Chemicals — 1.1%
AgroFresh Solutions, Inc. (a)	75,248	$123,407
Air Products & Chemicals, Inc.	4,411	880,480
American Vanguard Corp.	16,135	233,312
Element Solutions, Inc. (a)	35,794	299,238
Hawkins, Inc.	5,057	180,029
Huntsman Corp.	6,075	87,662
Minerals Technologies, Inc.	16,936	614,099
Oil-Dri Corp. of America	5,402	180,643
Orion Engineered Carbons SA	5,852	43,656
PPG Industries, Inc.	7,832	654,755
Quaker Chemical Corp. (b)	6,696	845,571
RPM International, Inc.	20,041	1,192,439
Westlake Chemical Corp.	23,109	882,071

		6,217,362

Forest Products & Paper — 0.1%
Clearwater Paper Corp. (a)	9,371	204,381
West Fraser Timber Co. Ltd.	21,905	417,772

		622,153

Iron & Steel — 0.3%
Carpenter Technology Corp.	11,539	225,011
Nucor Corp.	22,605	814,232
Reliance Steel & Aluminum Co.	3,638	318,652

		1,357,895

Mining — 2.6%
Alacer Gold Corp. (a)	4,616	14,891
Alcoa Corp. (a)	38,161	235,072
Barrick Gold Corp.	144,058	2,639,143
Cameco Corp.	176,366	1,347,436
Cia de Minas Buenaventura SA Sponsored ADR	97,193	708,537
Constellium SE (a)	71,421	372,103
ERO Copper Corp. (a)	54,405	408,627
Franco-Nevada Corp.	28,617	2,859,260
Freeport-McMoRan, Inc.	179,778	1,213,501
Fresnillo PLC	195,441	1,614,321
Gold Fields Ltd. Sponsored ADR	77,741	369,270
Kirkland Lake Gold Ltd.	26,789	792,954
Lundin Mining Corp.	43,996	165,380
NAC Kazatomprom JSC	2,919	36,370
NAC Kazatomprom JSC GDR	45,976	574,700
Newmont Corp.	11,767	532,810
Northern Star Resources Ltd.	70,129	449,057

		14,333,432

		22,530,842

	Number of Shares	Value
Communications — 5.1%
Advertising — 0.0%
National CineMedia, Inc.	37,906	$123,574

Internet — 2.2%
Anaplan, Inc. (a)	22,275	674,042
Chewy, Inc. Class A (a) (b)	2,416	90,576
Everquote, Inc. Class A (a) (b)	8,224	215,880
IAC/InterActiveCorp (a)	13,296	2,383,042
Okta, Inc. (a)	18,241	2,230,145
Proofpoint, Inc. (a)	18,941	1,943,157
Q2 Holdings, Inc. (a) (b)	7,089	418,676
Shopify, Inc. Class A (a)	2,665	1,111,118
Spotify Technology SA (a)	7,101	862,345
Tucows, Inc. Class A (a) (b)	216	10,424
Upwork, Inc. (a)	1,350	8,708
Zendesk, Inc. (a)	36,525	2,337,965

		12,286,078

Media — 2.0%
AMC Networks, Inc. Class A (a) (b)	14,426	350,696
Cable One, Inc.	3,226	5,303,576
DISH Network Corp. Class A (a)	24,603	491,814
Fox Corp. Class A	17,131	404,806
News Corp. Class A	273,983	2,458,997
Saga Communications, Inc. Class A	4,796	131,938
Scholastic Corp.	27,838	709,591
ViacomCBS, Inc. Class B	90,642	1,269,894

		11,121,312

Telecommunications — 0.9%
Corning, Inc.	65,326	1,341,796
GCI Liberty, Inc. Class A (a)	38,327	2,183,489
GTT Communications, Inc. (a) (b)	17,657	140,373
Harmonic, Inc. (a)	123,392	710,738
PagerDuty, Inc. (a) (b)	5,940	102,643
Telephone & Data Systems, Inc.	29,227	489,845

		4,968,884

		28,499,848

Consumer, Cyclical — 7.8%
Airlines — 0.1%
Alaska Air Group, Inc.	8,600	244,842
Hawaiian Holdings, Inc.	6,441	67,244
United Airlines Holdings, Inc. (a)	12,815	404,313

		716,399

Apparel — 0.5%
Allbirds, Inc. (Acquired 10/10/18-12/21/18, Cost $139,612) (a) (c) (d) (e)	12,730	121,387
Hanesbrands, Inc. (b)	14,825	116,673
Levi Strauss & Co. Class A (b)	12,605	156,680
Ralph Lauren Corp.	13,686	914,635

The accompanying notes are an integral part of the financial statements.

71

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Steven Madden Ltd.	18,093	$420,300
Tapestry, Inc.	35,200	455,840
Under Armour, Inc. Class C (a)	8,926	71,944
VF Corp.	11,381	615,485

		2,872,944

Auto Manufacturers — 0.3%
Blue Bird Corp. (a)	13,601	148,659
PACCAR, Inc.	23,708	1,449,270
REV Group, Inc.	7,365	30,712

		1,628,641

Auto Parts & Equipment — 0.5%
Aptiv PLC	19,976	983,618
Dorman Products, Inc. (a)	5,286	292,157
Garrett Motion, Inc. (a)	29,715	84,985
Gentherm, Inc. (a)	10,116	317,643
Meritor, Inc. (a)	29,500	390,875
Visteon Corp. (a)	17,333	831,637
Westport Innovations, Inc. (a)	9,105	8,567

		2,909,482

Distribution & Wholesale — 0.4%
Pool Corp.	3,352	659,573
SiteOne Landscape Supply, Inc. (a) (b)	19,938	1,467,836

		2,127,409

Entertainment — 0.4%
Cinemark Holdings, Inc. (b)	24,768	252,386
Marriott Vacations Worldwide Corp.	3,569	198,365
Vail Resorts, Inc.	12,543	1,852,726

		2,303,477

Home Builders — 0.3%
Cavco Industries, Inc. (a)	5,807	841,666
Horizon Global Corp. (a)	42,489	79,454
LCI Industries	5,414	361,818
Skyline Champion Corp. (a)	14,622	229,273
TRI Pointe Group, Inc. (a)	28,931	253,725

		1,765,936

Home Furnishing — 0.1%
Tempur Sealy International, Inc. (a)	6,320	276,247

Housewares — 0.4%
The Toro Co.	30,367	1,976,588

Leisure Time — 0.1%
Drive Shack, Inc. (a) (b)	34,510	52,455
Norwegian Cruise Line Holdings Ltd. (a)	20,045	219,693
OneSpaWorld Holdings Ltd. (b)	20,300	82,418

		354,566

Lodging — 0.7%
Hilton Worldwide Holdings, Inc.	17,056	1,163,901
Marriott International, Inc. Class A	8,102	606,111

	Number of Shares	Value
MGM Resorts International	86,019	$1,015,024
The St. Joe Co. (a) (b)	58,634	983,879

		3,768,915

Retail — 4.0%
A Place for Rover, Inc. (Acquired 5/25/18, Cost $7,426) (a) (c) (d) (e)	1,096	5,069
Beacon Roofing Supply, Inc. (a)	17,954	296,959
Boot Barn Holdings, Inc. (a)	1,830	23,662
Burlington Stores, Inc. (a)	26,890	4,260,989
Cannae Holdings, Inc. (a)	20,810	696,927
CarMax, Inc. (a)	7,251	390,321
Casey’s General Stores, Inc.	12,590	1,668,049
Chipotle Mexican Grill, Inc. (a)	1,088	711,987
Chuy’s Holdings, Inc. (a)	10,007	100,771
Darden Restaurants, Inc.	8,106	441,453
Denny’s Corp. (a)	20,337	156,188
Dollar General Corp.	18,434	2,783,718
Dollar Tree, Inc. (a)	16,612	1,220,484
Dunkin’ Brands Group, Inc.	22,047	1,170,696
Express, Inc. (a)	36,889	54,965
Fiesta Restaurant Group, Inc. (a)	13,411	54,046
Five Below, Inc. (a)	5,303	373,225
Lululemon Athletica, Inc. (a)	568	107,664
Lumber Liquidators Holdings, Inc. (a) (b)	15,016	70,425
The Michaels Cos., Inc. (a) (b)	38,718	62,723
Nordstrom, Inc. (b)	32,857	504,026
O’Reilly Automotive, Inc. (a)	4,005	1,205,705
Ollie’s Bargain Outlet Holdings, Inc. (a) (b)	32,960	1,527,366
Papa John’s International, Inc.	20,834	1,111,911
Red Robin Gourmet Burgers, Inc. (a)	16,915	144,116
RH (a)	1,002	100,671
Rush Enterprises, Inc. Class A	9,413	300,463
Sportsman’s Warehouse Holdings, Inc. (a)	47,660	293,586
Tiffany & Co.	10,688	1,384,096
Tuesday Morning Corp. (a)	44,735	25,759
Ulta Salon Cosmetics & Fragrance, Inc. (a)	2,544	446,981
The Wendy’s Co.	5,811	86,468
Winmark Corp.	2,881	367,097

		22,148,566

Textiles — 0.0%
Culp, Inc.	7,758	57,099
JG Boswell Co.	101	50,475

		107,574

		42,956,744

The accompanying notes are an integral part of the financial statements.

72

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 31.2%
Agriculture — 0.8%
Archer-Daniels-Midland Co.	15,063	$529,916
Bunge Ltd.	90,199	3,700,865
Pax Labs, Inc., Class A (Acquired 4/18/19, Cost $218,578) (a) (c) (d) (e)	58,048	109,966

		4,340,747

Beverages — 0.7%
The Boston Beer Co., Inc. Class A (a) (b)	5,774	2,122,291
Carlsberg A/S Class B	8,876	1,007,569
Coca-Cola Bottling Co. Consolidated	1,520	316,966
Molson Coors Brewing Co. Class B	15,474	603,641

		4,050,467

Biotechnology — 4.4%
Abcam PLC	71,708	1,024,247
ACADIA Pharmaceuticals, Inc. (a) (b)	25,200	1,064,700
Acceleron Pharma, Inc. (a)	10,346	929,795
Adverum Biotechnologies, Inc. (a)	3,931	38,406
Allakos, Inc. (a) (b)	838	37,283
Allogene Therapeutics, Inc. (a) (b)	5,759	111,955
Alnylam Pharmaceuticals, Inc. (a)	13,014	1,416,574
Amarin Corp. PLC Sponsored ADR (a) (b)	32,024	128,096
Apellis Pharmaceuticals, Inc. (a)	2,341	62,715
Arcutis Biotherapeutics, Inc. (a)	3,026	90,175
Ardelyx, Inc. (a)	4,840	27,515
Argenx SE ADR (a)	10,966	1,444,551
Ascendis Pharma A/S ADR (a)	15,959	1,797,143
Assembly Biosciences, Inc. (a)	1,401	20,777
Avrobio, Inc. (a) (b)	2,238	34,823
Beam Therapeutics, Inc. (a)	1,192	21,456
BeiGene Ltd. ADR (a)	720	88,639
Bluebird Bio, Inc. (a) (b)	2,277	104,651
Blueprint Medicines Corp. (a)	11,531	674,333
Cara Therapeutics, Inc. (a) (b)	19,428	256,644
Corteva, Inc. (a)	65,074	1,529,239
CRISPR Therapeutics AG (a)	1,487	63,064
Deciphera Pharmaceuticals, Inc. (a)	2,370	97,573
Denali Therapeutics, Inc. (a)	2,248	39,362
Dicerna Pharmaceuticals, Inc. (a)	4,860	89,278
Epizyme, Inc. (a)	1,921	29,795
Exact Sciences Corp. (a) (b)	44,337	2,571,546
Exelixis, Inc. (a)	19,712	339,441
Fate Therapeutics, Inc. (a) (b)	2,180	48,418
FibroGen, Inc. (a)	2,850	99,038
Guardant Health, Inc. (a)	4,251	295,870
Homology Medicines, Inc. (a) (b)	8,654	134,483
IGM Biosciences, Inc. (a) (b)	2,726	153,065
Immunomedics, Inc. (a) (b)	14,254	192,144

	Number of Shares	Value
Incyte Corp. (a)	28,549	$2,090,643
Insmed, Inc. (a)	26,402	423,224
Intercept Pharmaceuticals, Inc. (a)	885	55,720
Ionis Pharmaceuticals, Inc. (a)	7,169	338,950
Iovance Biotherapeutics, Inc. (a)	14,529	434,926
Karuna Therapeutics, Inc. (a)	1,208	86,976
Karyopharm Therapeutics, Inc. (a)	2,040	39,188
Krystal Biotech, Inc. (a) (b)	2,614	113,029
Mirati Therapeutics, Inc. (a) (b)	2,735	210,239
MorphoSys AG (a)	399	39,852
Orchard Therapeutics PLC (a)	19,860	149,546
PTC Therapeutics, Inc. (a)	7,966	355,363
Radius Health, Inc. (a)	28,903	375,739
RAPT Therapeutics, Inc. (a)	1,503	31,969
RAPT Therapeutics, Inc., Lockup shares (Acquired 10/31/19, Cost $16,031) (a) (d) (e)	1,165	23,541
Rigel Pharmaceuticals, Inc. (a)	35,792	55,836
Rocket Pharmaceuticals, Inc. (a)	4,023	56,121
Sage Therapeutics, Inc. (a) (b)	4,762	136,765
Scholar Rock Holding Corp. (a) (b)	6,273	75,966
Seattle Genetics, Inc. (a)	21,325	2,460,478
Turning Point Therapeutics I (a)	4,602	205,525
Ultragenyx Pharmaceutical, Inc. (a)	14,808	657,919
WaVe Life Sciences Ltd. (a) (b)	1,922	18,009
Xencor, Inc. (a)	18,908	564,971
Zai Lab Ltd. ADR (a)	888	45,714
Zymeworks, Inc. (a)	1,326	47,033

		24,150,036

Commercial Services — 8.7%
Aaron’s, Inc.	34,647	789,259
ADT, Inc.	22,409	96,807
Altus Group Ltd.	18,323	475,229
American Public Education, Inc. (a)	6,515	155,904
Avalara, Inc. (a)	9,847	734,586
Booz Allen Hamilton Holding Corp.	56,489	3,877,405
Bright Horizons Family Solutions, Inc. (a)	27,109	2,765,118
The Brink’s Co.	15,809	822,858
Cintas Corp.	3,622	627,403
Clarivate Analytics PLC (a)	174,290	3,616,517
CoreLogic, Inc.	33,392	1,019,792
CoStar Group, Inc. (a)	7,074	4,153,924
Cross Country Healthcare, Inc. (a)	16,912	113,987
Equifax, Inc.	10,154	1,212,895
Euronet Worldwide, Inc. (a)	5,100	437,172
Evo Payments, Inc. Class A (a)	13,771	210,696
FleetCor Technologies, Inc. (a)	7,581	1,414,160
FTI Consulting, Inc. (a)	10,393	1,244,770
Gartner, Inc. (a)	14,469	1,440,678
Global Payments, Inc.	15,435	2,226,190
Green Dot Corp. Class A (a)	14,937	379,250

The accompanying notes are an integral part of the financial statements.

73

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
HMS Holdings Corp. (a)	16,636	$420,392
Huron Consulting Group, Inc. (a)	3,399	154,179
IHS Markit Ltd.	15,610	936,600
MarketAxess Holdings, Inc.	3,817	1,269,420
Monro, Inc. (b)	21,584	945,595
nCino, Inc. (Acquired 9/16/19, Cost $280,358) (a) (c) (d) (e)	12,890	207,465
Paylocity Holding Corp. (a)	13,420	1,185,254
Perdoceo Education Corp. (a)	21,336	230,215
Rentokil Initial PLC	384,030	1,843,191
Rollins, Inc. (b)	47,684	1,723,300
Rosetta Stone, Inc. (a)	16,992	238,228
SEACOR Marine Holdings Inc. (a)	38,837	170,106
ServiceMaster Global Holdings, Inc. (a)	40,373	1,090,071
StoneCo Ltd. Class A (a) (b)	38,463	837,340
Strategic Education, Inc.	20,044	2,801,349
Team, Inc. (a)	16,707	108,595
TransUnion	57,023	3,773,782
Verisk Analytics, Inc.	12,303	1,714,792
WEX, Inc. (a)	4,755	497,135

		47,961,609

Cosmetics & Personal Care — 0.0%
JAND, Inc., Class A (Acquired 3/09/18, Cost $112,141) (a) (c) (d) (e)	7,135	129,586

Foods — 2.6%
BellRing Brands, Inc. Class A (a)	13,621	232,238
Cal-Maine Foods, Inc.	14,217	625,264
Campbell Soup Co.	19,436	897,166
Conagra Brands, Inc.	8,022	235,365
Flowers Foods, Inc.	155,439	3,189,608
Grocery Outlet Holding Corp. (a)	7,467	256,417
The Hain Celestial Group, Inc. (a) (b)	1,093	28,385
The Kraft Heinz Co.	34,845	862,065
The Kroger Co.	18,072	544,329
Nomad Foods Ltd. (a)	59,698	1,107,995
Performance Food Group Co. (a)	12,999	321,335
Post Holdings, Inc. (a)	14,572	1,209,039
Sanderson Farms, Inc.	5,133	633,002
The Simply Good Foods Co. (a)	31,163	600,199
Sprouts Farmers Market, Inc. (a)	32,920	611,983
Sysco Corp.	34,148	1,558,173
TreeHouse Foods, Inc. (a)	35,206	1,554,345

		14,466,908

Health Care – Products — 7.3%
Adaptive Biotechnologies Corp. (a) (b)	11,832	328,693
Alcon, Inc. (a)	13,976	713,224
Alcon, Inc. (a)	18,500	940,170
AngioDynamics, Inc. (a)	5,580	58,199
AtriCure, Inc. (a)	6,825	229,252

	Number of Shares	Value
Atrion Corp.	1,041	$676,650
Avanos Medical, Inc. (a)	28,529	768,286
Avantor, Inc. (a)	66,000	824,340
Baxter International, Inc.	21,792	1,769,292
Bruker Corp.	84,048	3,013,961
CareDx, Inc. (a)	1,447	31,588
The Cooper Cos., Inc.	11,582	3,192,810
Dentsply Sirona, Inc.	50,620	1,965,575
Envista Holdings Corp. (a)	33,733	503,971
Hanger, Inc. (a)	24,508	381,835
Hologic, Inc. (a)	147,883	5,190,693
ICU Medical, Inc. (a)	7,698	1,553,225
IDEXX Laboratories, Inc. (a)	7,244	1,754,787
Intersect ENT, Inc. (a)	4,900	58,065
iRhythm Technologies, Inc. (a) (b)	6,900	561,315
Lantheus Holdings, Inc. (a)	4,970	63,417
Nevro Corp. (a)	15,540	1,553,689
Novocure Ltd. (a)	3,007	202,491
NuVasive, Inc. (a)	5,500	278,630
Outset Medical, Inc. (Acquired 1/28/20, Cost $1,650) (a) (c) (d) (e)	750	1,221
Patterson Cos., Inc. (b)	131,646	2,012,867
Penumbra, Inc. (a) (b)	1,300	209,729
Quidel Corp. (a)	21,802	2,132,454
Repligen Corp. (a)	1,980	191,149
Sartorius Stedim Biotech	2,782	558,677
Shockwave Medical, Inc. (a) (b)	8,587	284,917
Teleflex, Inc.	13,532	3,962,982
Utah Medical Products, Inc.	2,175	204,559
West Pharmaceutical Services, Inc.	15,418	2,347,390
Zimmer Biomet Holdings, Inc.	19,284	1,949,227

		40,469,330

Health Care – Services — 2.1%
Acadia Healthcare Co., Inc. (a)	39,020	716,017
Amedisys, Inc. (a)	4,278	785,184
Catalent, Inc. (a)	67,106	3,486,157
The Ensign Group, Inc.	10,984	413,108
Eurofins Scientific SE (b)	2,911	1,443,036
Molina Healthcare, Inc. (a)	9,540	1,332,834
The Pennant Group, Inc. (a)	20,067	284,149
PPD, Inc. (a) (b)	7,621	135,730
The Providence Service Corp. (a)	2,600	142,688
Select Medical Holdings Corp. (a)	181,155	2,717,325
U.S. Physical Therapy, Inc.	5,086	350,934

		11,807,162

Household Products & Wares — 0.4%
Avery Dennison Corp.	11,400	1,161,318
Reynolds Consumer Products, Inc.	28,877	842,342

		2,003,660

Pharmaceuticals — 4.2%
Agios Pharmaceuticals, Inc. (a) (b)	7,795	276,567
Aimmune Therapeutics, Inc. (a) (b)	16,005	230,792

The accompanying notes are an integral part of the financial statements.

74

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Alector, Inc. (a) (b)	1,674	$40,394
Alignment Healthcare Partners LP (Acquired 2/28/20, Cost $199,497) (a) (c) (d) (e)	16,462	199,496
Alkermes PLC (a)	108,614	1,566,214
Axsome Therapeutics, Inc. (a)	1,645	96,775
Cardinal Health, Inc.	68,850	3,300,669
DexCom, Inc. (a)	11,988	3,228,009
Elanco Animal Health, Inc. (a)	55,407	1,240,563
Enanta Pharmaceuticals, Inc. (a)	3,075	158,147
G1 Therapeutics, Inc. (a)	6,451	71,090
Global Blood Therapeutics, Inc. (a) (b)	15,789	806,660
GW Pharmaceuticals PLC ADR (a) (b)	1,394	122,073
Intra-Cellular Therapies, Inc. (a)	2,709	41,637
Jazz Pharmaceuticals PLC (a)	4,678	466,584
Kadmon Holdings, Inc. (a) (b)	10,713	44,887
Kodiak Sciences, Inc. (a) (b)	11,790	562,383
Milestone Pharmaceuticals, Inc. (a)	1,618	2,977
Minerva Neurosciences, Inc. (a)	1,030	6,201
Momenta Pharmaceuticals, Inc. (a)	32,332	879,430
MyoKardia, Inc. (a) (b)	10,867	509,445
Neurocrine Biosciences, Inc. (a)	14,261	1,234,289
Odonate Therapeutics, Inc. (a)	2,598	71,731
Option Care Health, Inc. (a)	10,096	95,609
Perrigo Co. PLC	95,121	4,574,369
PRA Health Sciences, Inc. (a)	17,110	1,420,814
Principia Biopharma, Inc. (a)	5,694	338,110
Progenics Pharmaceuticals, Inc. (a)	25,552	97,098
Reata Pharmaceuticals, Inc. Class A (a)	3,794	547,626
Sarepta Therapeutics, Inc. (a) (b)	2,977	291,210
TherapeuticsMD, Inc. (a) (b)	115,593	122,528
Tricida, Inc. (a) (b)	13,512	297,264
Zogenix, Inc. (a)	1,822	45,058

		22,986,699

		172,366,204

Diversified — 0.2%
Holding Company – Diversified — 0.2%
Collier Creek Holdings (a)	37,530	383,181
Conyers Park II Acquisition Corp. (a)	29,807	301,349
On Holding AG (Acquired 2/25/20, Cost $109,230) (a) (c) (d) (e)	12	81,964
Professional Holding Corp. Class A (a)	5,365	85,572

		852,066

		852,066

Energy — 2.9%
Coal — 0.0%
Peabody Energy Corp.	54,121	156,951

	Number of Shares	Value
Energy – Alternate Sources — 0.2%
NextEra Energy Partners LP	14,428	$620,404
REX American Resources Corp. (a)	4,494	209,016

		829,420

Oil & Gas — 2.1%
Advantage Oil & Gas Ltd. (a) (b)	86,798	88,198
Apache Corp.	45,069	188,388
Canadian Natural Resources Ltd.	99,056	1,342,209
Concho Resources, Inc.	28,700	1,229,795
Contango Oil & Gas Company (Acquired 12/23/19, Cost $107,065) (a) (d) (e)	42,826	61,027
Continental Resources, Inc. (b)	22,900	174,956
Delek US Holdings, Inc. (b)	3,853	60,723
Diamondback Energy, Inc.	13,103	343,299
Earthstone Energy, Inc. Class A (a)	15,618	27,488
EQT Corp. (b)	270,591	1,913,078
Equinor ASA	34,482	434,360
Hess Corp.	35,956	1,197,335
Imperial Oil Ltd. (b)	198,056	2,232,091
Kelt Exploration Ltd. (a) (b)	112,498	87,933
Kimbell Royalty Partners LP	23,227	135,413
Kosmos Energy Ltd.	76,580	68,585
Magnolia Oil & Gas Corp. Class A (a) (b)	85,052	340,208
Matador Resources Co. (a)	26,510	65,745
Murphy Oil Corp. (b)	60,733	372,293
Ovintiv, Inc. (b)	136,706	369,106
Panhandle Oil & Gas, Inc. Class A	6,201	22,882
Parsley Energy, Inc. Class A	27,287	156,354
Pioneer Natural Resources Co.	8,300	582,245
Seven Generations Energy Ltd. Class A (a)	96,568	106,360
Venture Global LNG, Inc., Series B (Acquired 3/08/18, Cost $33,220) (a) (c) (d) (e)	11	42,328
Venture Global LNG, Inc., Series C (Acquired 3/08/18, Cost $27,180) (a) (c) (d) (e)	9	34,632
WPX Energy, Inc. (a)	59,337	180,978

		11,858,009

Oil & Gas Services — 0.5%
Apergy Corp. (a)	24,813	142,675
Dril-Quip, Inc. (a)	9,756	297,558
Enerflex Ltd. (b)	35,332	146,369
Frank’s International NV (a)	248,151	642,711
Halliburton Co.	21,078	144,384
Liberty Oilfield Services, Inc. Class A	77,171	207,590
NexTier Oilfield Solutions, Inc. (a)	128,259	150,063
Ranger Energy Services, Inc. (a)	12,951	52,581
Schlumberger Ltd.	38,196	515,264

The accompanying notes are an integral part of the financial statements.

75

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
TETRA Technologies, Inc. (a)	81,122	$25,959
Thermon Group Holdings, Inc. (a)	19,678	296,548

		2,621,702

Pipelines — 0.1%
Equitrans Midstream Corp. (b)	126,029	633,926
New Fortress Energy LLC (a) (b)	6,873	67,287
Plains GP Holdings LP Class A	14,722	82,590

		783,803

		16,249,885

Financial — 16.7%
Banks — 5.6%
American Business Bank (a)	4,084	89,235
Atlantic Capital Bancshares, Inc. (a)	16,750	198,822
The Bank of New York Mellon Corp.	5,482	184,634
BankUnited, Inc.	55,221	1,032,633
BOK Financial Corp.	5,389	229,356
Bridge Bancorp, Inc.	15,375	325,335
Burke & Herbert Bank & Trust Co.	98	190,022
CenterState Bank Corp.	46,186	795,785
Columbia Banking System, Inc.	32,535	871,938
CrossFirst Bankshares, Inc. (a)	30,589	256,947
Dogwood State Bank (Non-Voting) (Acquired 5/06/19, Cost $53,690) (a) (c) (d) (e)	5,369	39,731
Dogwood State Bank. (Voting) (Acquired 5/06/19, Cost $26,370) (a) (c) (d) (e)	2,637	19,514
East West Bancorp, Inc.	15,492	398,764
Equity Bancshares, Inc. Class A (a)	8,500	146,625
Farmers & Merchants Bank of Long Beach/Long Beach CA	33	198,000
FB Financial Corp.	26,311	518,853
Fifth Third Bancorp	152,299	2,261,640
The First Bancshares, Inc.	18,639	355,446
First Hawaiian, Inc.	9,632	159,217
Glacier Bancorp, Inc.	13,421	456,381
HarborOne Bancorp, Inc. (a)	40,913	308,075
Heritage Commerce Corp.	43,353	332,517
Heritage Financial Corp.	23,676	473,520
Home BancShares, Inc.	104,839	1,257,020
Hope Bancorp, Inc.	29,316	240,977
Howard Bancorp, Inc. (a)	11,614	126,128
Independent Bank Corp. of Massachusetts	6,673	429,541
Independent Bank Group, Inc.	20,507	485,606
John Marshall Bancorp, Inc. (a)	10,680	117,588
Kearny Financial Corp.	48,793	419,132
Live Oak Bancshares, Inc.	39,325	490,383
National Bank Holdings Corp. Class A	21,008	502,091
Northern Trust Corp.	33,045	2,493,576

	Number of Shares	Value
Origin Bancorp, Inc.	20,064	$406,296
PCSB Financial Corp.	11,505	160,955
Pinnacle Financial Partners, Inc.	28,787	1,080,664
Ponce de Leon Federal Bank (a)	12,109	124,359
Popular, Inc.	18,599	650,965
Preferred Bank	10,554	356,936
Prosperity Bancshares, Inc.	16,692	805,389
Provident Bancorp, Inc. (a)	15,434	133,041
Revere Bank (a)	5,395	121,495
Seacoast Banking Corp. of Florida (a)	22,918	419,628
Signature Bank	14,353	1,153,838
South State Corp.	9,730	571,443
Southern First Bancshares, Inc. (a)	3,959	112,317
State Street Corp.	53,562	2,853,248
Sterling Bancorp, Inc.	33,298	143,181
SVB Financial Group (a)	1,075	162,411
Texas Capital Bancshares, Inc. (a)	10,681	236,798
Towne Bank	41,352	748,058
Webster Financial Corp.	47,722	1,092,834
Westamerica Bancorp.	28,832	1,694,745
Western Alliance Bancorp	39,005	1,193,943
Wintrust Financial Corp.	6,223	204,488

		30,832,064

Diversified Financial Services — 2.1%
Afterpay Ltd. (a)	11,583	131,024
Ally Financial, Inc.	24,727	356,811
Assetmark Financial Holdings (a)	3,005	61,272
Cboe Global Markets, Inc.	22,518	2,009,731
Columbia Financial, Inc. (a)	13,192	189,965
E*TRADE Financial Corp.	4,525	155,298
Encore Capital Group, Inc. (a)	12,576	294,027
Franklin Resources, Inc.	18,205	303,841
Grasshopper Bancorp, Inc. (Acquired 5/02/19, Cost $83,390) (a) (c) (d) (e)	8,339	61,709
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	21,661	442,101
Houlihan Lokey, Inc.	11,009	573,789
I3 Verticals, Inc. Class A (a)	13,861	264,606
Lazard Ltd. Class A	74,343	1,751,521
OTC Markets Group, Inc. Class A	5,568	153,677
PennyMac Financial Services, Inc.	45,020	995,392
PRA Group, Inc. (a)	18,247	505,807
Raymond James Financial, Inc.	5,684	359,229
SLM Corp.	76,987	553,537
Synchrony Financial	19,975	321,398
TD Ameritrade Holding Corp.	25,851	895,996
Tradeweb Markets, Inc. Class A	19,899	836,554
Velocity Financial, Inc. (a)	12,565	94,614
Virtus Investment Partners, Inc.	3,313	252,152

		11,564,051

The accompanying notes are an integral part of the financial statements.

76

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial Services — 0.0%
NerdWallet, Inc., Class A (Acquired 3/18/20, Cost $120,540) (a) (c) (d) (e)	17,220	$120,540

Insurance — 3.8%
Assurant, Inc.	18,469	1,922,438
Assured Guaranty Ltd.	3,641	93,901
Axis Capital Holdings Ltd.	35,858	1,385,912
Brighthouse Financial, Inc. (a)	37,167	898,326
Brown & Brown, Inc.	48,400	1,753,048
BRP Group, Inc. (a)	3,929	41,451
CNA Financial Corp.	50,443	1,565,751
Employers Holdings, Inc.	6,227	252,256
Essent Group Ltd.	7,910	208,349
Fidelity National Financial, Inc.	23,475	584,058
Goosehead Insurance, Inc. Class A (a) (b)	3,347	149,377
The Hanover Insurance Group, Inc.	5,360	485,509
James River Group Holdings Ltd.	4,285	155,288
Kemper Corp.	17,577	1,307,202
Loews Corp.	64,051	2,230,896
Marsh & McLennan Cos., Inc.	12,543	1,084,468
Palomar Holdings, Inc. (a)	11,021	640,981
Primerica, Inc.	507	44,859
ProAssurance Corp.	14,900	372,500
The Progressive Corp.	6,835	504,696
ProSight Global, Inc. (a)	4,205	40,999
Radian Group, Inc.	50,841	658,391
RenaissanceRe Holdings Ltd.	733	109,452
Safety Insurance Group, Inc.	7,760	655,177
Selective Insurance Group, Inc.	15,112	751,066
State Auto Financial Corp.	25,455	707,395
Willis Towers Watson PLC	14,439	2,452,464

		21,056,210

Investment Companies — 0.2%
Groupe Bruxelles Lambert SA	3,677	289,328
Pargesa Holding SA	18,254	1,211,740

		1,501,068

Private Equity — 0.2%
KKR & Co., Inc. Class A	40,400	948,188

Real Estate — 0.5%
FirstService Corp.	28,034	2,161,982
FRP Holdings, Inc. (a)	2,005	86,215
McGrath RentCorp	7,122	373,051

		2,621,248

Real Estate Investment Trusts (REITS) — 3.7%
Acadia Realty Trust	21,098	261,404
American Assets Trust, Inc.	7,342	183,550
American Campus Communities, Inc.	26,099	724,247

	Number of Shares	Value
Blackstone Mortgage Trust, Inc. Class A (b)	2,031	$37,817
Capstead Mortgage Corp.	58,481	245,620
Cedar Realty Trust, Inc.	122,510	114,314
Community Healthcare Trust, Inc.	3,100	118,668
Creative Science Properties, Inc. (Acquired 10/30/19, Cost $118,485) (a) (c) (e) (f)	7,899	118,485
CubeSmart	24,706	661,874
Douglas Emmett, Inc.	8,851	270,044
EastGroup Properties, Inc.	13,660	1,427,197
Equity Commonwealth	37,809	1,198,923
Equity Residential	19,340	1,193,472
Federal Realty Investment Trust	4,203	313,586
First Industrial Realty Trust, Inc.	16,238	539,589
Healthcare Realty Trust, Inc.	19,926	556,533
JBG SMITH Properties	44,256	1,408,669
Kilroy Realty Corp.	4,439	282,764
Paramount Group, Inc.	33,616	295,821
Pebblebrook Hotel Trust	17,097	186,186
PennyMac Mortgage Investment Trust	21,674	230,178
PotlatchDeltic Corp.	9,960	312,644
PS Business Parks, Inc.	10,221	1,385,150
Rayonier, Inc.	100,453	2,365,668
Redwood Trust, Inc.	19,003	96,155
Regency Centers Corp.	29,351	1,127,959
Rexford Industrial Realty, Inc.	15,500	635,655
Saul Centers, Inc.	11,748	384,630
Sunstone Hotel Investors, Inc.	53,485	465,854
Terreno Realty Corp.	19,739	1,021,493
Washington Real Estate Investment Trust	11,042	263,573
Weyerhaeuser Co.	122,141	2,070,290

		20,498,012

Savings & Loans — 0.6%
Capitol Federal Financial, Inc.	114,502	1,329,368
FS Bancorp, Inc.	2,750	99,000
Investors Bancorp, Inc.	30,922	247,067
Meridian Bancorp, Inc.	50,565	567,339
Pacific Premier Bancorp, Inc.	27,001	508,699
WSFS Financial Corp.	25,017	623,424

		3,374,897

Venture Capital — 0.0%
Safeguard Scientifics, Inc.	9,986	55,422

		92,571,700

Industrial — 14.3%
Aerospace & Defense — 0.7%
Aerojet Rocketdyne Holdings, Inc. (a)	16,888	706,425
Barnes Group, Inc.	808	33,798

The accompanying notes are an integral part of the financial statements.

77

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Kratos Defense & Security Solutions, Inc. (a)	4,900	$67,816
L3 Harris Technologies, Inc.	8,399	1,512,828
Teledyne Technologies, Inc. (a)	4,570	1,358,524
Triumph Group, Inc.	54,730	369,975

		4,049,366

Building Materials — 1.5%
Armstrong World Industries, Inc.	30,272	2,404,202
Gibraltar Industries, Inc. (a)	13,434	576,587
JELD-WEN Holding, Inc. (a)	12,055	117,295
Lennox International, Inc.	8,809	1,601,388
Martin Marietta Materials, Inc.	2,300	435,229
PGT Innovations, Inc. (a)	18,760	157,397
SPX Corp. (a)	10,434	340,566
Stella-Jones, Inc.	25,560	556,860
Summit Materials, Inc. Class A (a)	40,958	614,370
Universal Forest Products, Inc.	13,965	519,358
Vulcan Materials Co.	9,465	1,022,883

		8,346,135

Electrical Components & Equipment — 0.6%
Belden, Inc.	31,414	1,133,417
Insteel Industries, Inc.	10,577	140,145
Littelfuse, Inc.	7,828	1,044,412
Novanta, Inc. (a)	10,081	805,271

		3,123,245

Electronics — 3.1%
Agilent Technologies, Inc.	37,392	2,678,015
Allegion PLC	4,000	368,080
API Group Corp. (a) (d) (f)	24,937	174,559
Badger Meter, Inc.	497	26,639
Brady Corp. Class A	6,338	286,034
FLIR Systems, Inc.	13,000	414,570
Fortive Corp.	25,626	1,414,299
Keysight Technologies, Inc. (a)	24,500	2,050,160
Knowles Corp. (a)	33,985	454,719
Mesa Laboratories, Inc. (b)	1,624	367,170
National Instruments Corp.	93,840	3,104,227
Roper Technologies, Inc.	13,007	4,055,713
Sensata Technologies Holding PLC (a)	48,690	1,408,602
Stoneridge, Inc. (a)	10,200	170,850

		16,973,637

Engineering & Construction — 0.2%
Aegion Corp. (a)	37,219	667,337
Sarana Menara Nusantara Tbk PT	6,589,700	270,485

		937,822

Environmental Controls — 0.7%
Heritage-Crystal Clean, Inc. (a)	11,046	179,387
Stericycle, Inc. (a)	11,327	550,266
Tetra Tech, Inc.	2,674	188,838

	Number of Shares	Value
Waste Connections, Inc.	38,811	$3,007,852

		3,926,343

Hand & Machine Tools — 0.2%
Colfax Corp. (a)	47,500	940,500
MSA Safety, Inc.	3,161	319,893

		1,260,393

Machinery – Construction & Mining — 0.5%
BWX Technologies, Inc.	48,493	2,362,094
Vertiv Holdings Co. (a)	15,258	117,944

		2,480,038

Machinery – Diversified — 1.9%
AGCO Corp.	14,739	696,418
Alamo Group, Inc.	517	45,899
Cactus, Inc. Class A	12,370	143,492
Chart Industries, Inc. (a)	7,177	207,990
CNH Industrial NV	74,507	426,300
Cognex Corp.	7,152	301,957
CSW Industrials, Inc.	5,415	351,163
Flowserve Corp.	1,866	44,579
Graco, Inc.	25,436	1,239,496
IDEX Corp.	14,359	1,983,122
Ingersoll Rand, Inc. (a)	98,081	2,432,409
Mueller Water Products, Inc. Class A	37,523	300,559
Westinghouse Air Brake Technologies Corp.	9,502	457,331
Xylem, Inc.	27,448	1,787,688

		10,418,403

Metal Fabricate & Hardware — 0.5%
AZZ, Inc.	12,208	343,289
CIRCOR International, Inc. (a)	14,400	167,472
Helios Technologies, Inc.	16,407	622,153
RBC Bearings, Inc. (a)	7,296	822,916
Rexnord Corp.	16,644	377,320
Strattec Security Corp.	5,100	73,797
Valmont Industries, Inc.	4,232	448,507

		2,855,454

Miscellaneous – Manufacturing — 1.2%
Enerpac Tool Group Corp.	18,705	309,568
ESCO Technologies, Inc.	17,331	1,315,596
Federal Signal Corp.	7,400	201,872
Haynes International, Inc.	9,108	187,716
John Bean Technologies Corp.	12,344	916,789
Myers Industries, Inc.	18,035	193,876
Raven Industries, Inc.	3,423	72,670
Textron, Inc.	141,589	3,776,179

		6,974,266

The accompanying notes are an integral part of the financial statements.

78

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Packaging & Containers — 0.8%
Ball Corp.	54,626	$3,532,117
Packaging Corp. of America	3,023	262,487
Sealed Air Corp.	31,600	780,836

		4,575,440

Transportation — 2.4%
C.H. Robinson Worldwide, Inc.	26,936	1,783,163
CryoPort, Inc. (a) (b)	7,635	130,329
Expeditors International of Washington, Inc.	14,333	956,298
International Seaways, Inc.	9,482	226,525
J.B. Hunt Transport Services, Inc.	29,274	2,699,941
Kansas City Southern	4,027	512,154
Kirby Corp. (a)	3,189	138,626
Knight-Swift Transportation Holdings, Inc.	21,151	693,753
Landstar System, Inc.	8,519	816,631
Matson, Inc.	25,745	788,312
Old Dominion Freight Line, Inc.	18,552	2,435,136
Ryder System, Inc.	18,739	495,459
Saia, Inc. (a)	2,500	183,850
Schneider National, Inc. Class B	10,123	195,779
SEACOR Holdings, Inc. (a)	17,368	468,241
Tidewater, Inc. (a)	53,902	381,626
Universal Logistics Holdings, Inc.	6,927	90,744
US Xpress Enterprises, Inc. Class A (a) (b)	21,385	71,426

		13,067,993

		78,988,535

Technology — 11.2%
Computers — 0.6%
Cognizant Technology Solutions Corp. Class A	24,100	1,119,927
Conduent, Inc. (a)	33,393	81,813
Cubic Corp.	24,271	1,002,635
Endava PLC Sponsored ADR (a)	12,718	447,165
Parsons Corp. (a)	16,192	517,496

		3,169,036

Semiconductors — 2.9%
Applied Materials, Inc.	41,866	1,918,300
Cabot Microelectronics Corp.	3,500	399,490
CTS Corp.	17,694	440,404
Entegris, Inc.	67,935	3,041,450
Inphi Corp. (a)	1,872	148,206
Lattice Semiconductor Corp. (a)	81,690	1,455,716
Marvell Technology Group Ltd.	79,489	1,798,836
Maxim Integrated Products, Inc.	23,200	1,127,752
MaxLinear, Inc. (a)	14,517	169,413
Microchip Technology, Inc.	32,189	2,182,414
MKS Instruments, Inc.	1,715	139,687
Monolithic Power Systems, Inc.	1,100	184,206

	Number of Shares	Value
Onto Innovation, Inc. (a)	5,786	$171,671
Semtech Corp. (a)	7,813	292,988
Skyworks Solutions, Inc.	14,282	1,276,525
Xilinx, Inc.	19,411	1,512,893

		16,259,951

Software — 7.7%
Atlassian Corp. PLC Class A (a)	26,802	3,678,843
Black Knight, Inc. (a)	53,996	3,135,008
Ceridian HCM Holding, Inc. (a)	76,929	3,851,835
Checkr, Inc. (Acquired 6/29/18-12/02/19, Cost $116,452) (a) (c) (d) (e)	5,148	109,448
Cloudflare, Inc. Class A (a)	16,618	390,191
Computer Modelling Group Ltd.	43,006	117,042
Coupa Software, Inc. (a)	9,859	1,377,598
Covetrus, Inc. (a) (b)	100,129	815,050
Datadog, Inc. Class A (a)	31,728	1,141,573
Datadog, Inc., Class B (Acquired 12/31/19, Cost $23,370) (a) (d) (e)	1,464	52,675
The Descartes Systems Group, Inc. (a)	48,692	1,674,518
DocuSign, Inc. (a)	50,700	4,684,680
Fidelity National Information Services, Inc.	1,477	179,662
Fiserv, Inc. (a)	20,197	1,918,513
Five9, Inc. (a)	13,182	1,007,896
HubSpot, Inc. (a)	3,911	520,906
Medallia, Inc. (a)	4,143	83,026
Megaport Ltd. (a)	46,503	291,211
MSCI, Inc.	10,590	3,060,086
Paycom Software, Inc. (a)	2,533	511,691
PDF Solutions, Inc. (a)	16,030	187,872
Phreesia, Inc. (a)	8,240	173,287
RealPage, Inc. (a)	30,871	1,634,002
Schrodinger, Inc. /United States (a)	1,579	68,087
ServiceTitan, Inc. (Acquired 11/09/18, Cost $12,280) (a) (c) (d) (e)	467	9,192
Slack Technologies, Inc. Class A (a) (b)	14,210	381,396
Smartsheet, Inc. Class A (a)	12,149	504,305
Splunk, Inc. (a)	9,954	1,256,493
SS&C Technologies Holdings, Inc	27,200	1,191,904
Tabula Rasa HealthCare, Inc. (a) (b)	2,000	104,580
Toast Inc. (Acquired 9/14/18-3/27/19, Cost $26,707) (a) (c) (d) (e)	982	33,027
Twilio, Inc. Class A (a) (b)	13,831	1,237,736
Veeva Systems, Inc. Class A (a)	26,936	4,211,981
Workday, Inc. Class A (a)	8,577	1,116,897
Workiva, Inc. (a)	9,542	308,493
Xero Ltd. (a)	18,874	809,374
Zynga, Inc. Class A (a)	79,488	544,493

		42,374,571

		61,803,558

The accompanying notes are an integral part of the financial statements.

79

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 3.3%
Electric — 1.9%
CenterPoint Energy, Inc.	72,401	$1,118,596
Entergy Corp.	1,329	124,886
Eversource Energy	6,155	481,383
FirstEnergy Corp.	72,152	2,891,131
MGE Energy, Inc.	5,237	342,866
PG&E Corp. (a)	182,457	1,640,288
PNM Resources, Inc.	52,651	2,000,738
Portland General Electric Co.	9,977	478,297
Sempra Energy	12,983	1,466,949
Vistra Energy Corp.	4,232	67,543

		10,612,677

Gas — 1.1%
Atmos Energy Corp.	6,500	644,995
Chesapeake Utilities Corp.	15,302	1,311,535
ONE Gas, Inc.	25,306	2,116,088
RGC Resources, Inc.	4,180	120,927
Southwest Gas Holdings, Inc.	24,452	1,700,881

		5,894,426

Water — 0.3%
California Water Service Group	15,030	756,309
Middlesex Water Co.	9,198	552,984
SJW Group	11,500	664,355

		1,973,648

		18,480,751

TOTAL COMMON STOCK (Cost $640,508,346)		535,300,133

PREFERRED STOCK — 1.0%
Communications — 0.0%
Internet — 0.0%
Evolve Vacation Rental Network, Inc., Series 8 (Acquired 3/29/18, Cost $44,816) (a) (c) (d) (e)	5,266	33,357
Minted, Inc., Series E (Acquired 10/30/18, Cost $113,257) (a) (c) (d) (e)	8,410	73,000
Vroom, Inc., Series G (Acquired 8/17/18, Cost $46,637) (a) (c) (d) (e)	2,598	52,279
Vroom, Inc., Series H (Acquired 11/21/19, Cost $114,129) (a) (c) (d) (e)	4,197	84,456

		243,092

Consumer, Cyclical — 0.2%
Apparel — 0.0%
Allbirds, Inc., Series A, (Acquired 10/10/18, Cost $44,527) (a) (c) (d) (e)	4,060	38,714

	Number of Shares	Value
Allbirds, Inc., Series B, (Acquired 10/10/18, Cost $7,787) (a) (c) (d) (e)	710	$6,770
Allbirds, Inc., Series C, (Acquired 10/09/18, Cost $74,796) (a) (c) (d) (e)	6,820	65,032
Allbirds, Inc., Series Seed, (Acquired 10/10/18, Cost $23,963) (a) (c) (d) (e)	2,185	20,835

		131,351

Auto Manufacturers — 0.1%
Aurora Innovation, Inc., Series B, (Acquired 3/01/19, Cost $32,156) (a) (c) (d) (e)	3,480	23,796
Rivian Automotive, Inc., Series D (Acquired 12/23/19, Cost $466,859) (a) (c) (d) (e)	43,453	466,859

		490,655

Retail — 0.1%
1stdibs.com, Inc., Series D, (Acquired 2/07/19, Cost $143,936) (a) (c) (d) (e)	28,724	106,511
A Place for Rover, Inc., Series G, (Acquired 5/11/18, Cost $106,965) (a) (c) (d) (e)	14,208	65,712
Framebridge, Inc., Series C, (Acquired 6/20/18, Cost $59,454) (a) (c) (d) (e)	17,111	20,817
JAND, Inc., Series E, (Acquired 3/09/18, Cost $138,341) (a) (c) (d) (e)	8,802	159,862
Rent the Runway, Inc., Series F, (Acquired 3/21/19, Cost $67,441) (a) (c) (d) (e)	3,017	49,906

		402,808

		1,024,814

Consumer, Non-cyclical — 0.3%
Agriculture — 0.1%
Bunge Ltd. 4.875% (a) (g)	4,479	416,547
Farmer’s Business Network, Inc., Series E, (Acquired 2/11/19, Cost $191,081) (a) (c) (d) (e)	8,198	141,400

		557,947

Biotechnology — 0.0%
Ginkgo Bioworks, Inc., Series E, (Acquired 7/30/19-9/09/19, Cost $88,178) (a) (c) (d) (e)	594	66,018
Kardium, Inc., Series D-5, (Acquired 11/29/18, Cost $29,906) (a) (c) (d) (e)	30,866	22,131

		88,149

The accompanying notes are an integral part of the financial statements.

80

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Commercial Services — 0.1%
ZenPayroll, Inc., Series C, (Acquired 7/16/18, Cost $84,209) (a) (c) (d) (e)	11,076	$109,112
ZenPayroll, Inc., Series D, (Acquired 7/16/19, Cost $187,638) (a) (c) (d) (e)	14,095	138,853

		247,965

Foods — 0.0%
Roofoods, Ltd., Series G, (Acquired 5/16/19, Cost $21,731) (a) (c) (d) (e)	52	16,081
Sweetgreen, Inc., Series G, (Acquired 2/27/18, Cost $35,793) (a) (c) (d) (e)	3,977	50,325
Sweetgreen, Inc., Series I, (Acquired 9/13/19, Cost $67,408) (a) (c) (d) (e)	3,942	49,882

		116,288

Health Care – Products — 0.0%
Outset Medical, Inc., Series D, (Acquired 8/20/18, Cost $23,275) (a) (c) (d) (e)	7,484	17,224
Outset Medical, Inc., Series E, (Acquired 1/27/20, Cost $25,073) (a) (c) (d) (e)	11,397	18,554
Tempus Labs, Inc., Series D, (Acquired 3/16/18, Cost $21,326) (a) (c) (d) (e)	2,275	61,750
Tempus Labs, Inc., Series E, (Acquired 8/23/18, Cost $29,149) (a) (c) (d) (e)	1,741	48,543
Tempus Labs, Inc., Series F, (Acquired 4/30/19, Cost $17,059) (a) (c) (d) (e)	689	19,427
Tempus Labs, Inc., Series G, (Acquired 2/06/20, Cost $19,176,) (a) (c) (d) (e)	500	14,190

		179,688

Pharmaceuticals — 0.1%
Generation Bio Co., Series C, (Acquired 1/09/20, Cost $94,489) (a) (c) (d) (e)	16,899	69,921
Haul Hub, Inc., Series B, (Acquired 2/14/20, Cost $74,693) (a) (c) (d) (e)	5,123	55,273
HashiCorp, Inc., Series E, (Acquired 3/13/20, Cost $60,038) (a) (c) (d) (e)	1,038	60,038

		185,232

		1,375,269

	Number of Shares	Value
Financial — 0.1%
Diversified Financial Services — 0.1%
Convoy, Inc., Series C, (Acquired 9/14/18, Cost $127,740) (a) (c) (d) (e)	17,990	$180,253
Convoy, Inc., Series D, (Acquired 10/30/19, Cost $417,858) (a) (c) (d) (e)	30,861	309,215

		489,468

Insurance — 0.0%
Go Maps, Inc., Series B-1, (Acquired 5/15/19, Cost $1,626) (a) (c) (d) (e)	127	865

		490,333

Industrial — 0.2%
Electronics — 0.2%
Sartorius AG 0.290%	4,836	1,181,970

Technology — 0.2%
Computers — 0.0%
Mesosphere, Inc., Series D (Acquired 5/04/18, Cost $72,584) (a) (c) (d) (e)	6,566	42,661

Internet — 0.1%
Doximity, Inc., Series C (Acquired 3/22/18, Cost $7,616) (a) (c) (d) (e)	1,767	15,168
Toast, Inc., Series B (Acquired 9/14/18, Cost $3,409) (a) (c) (d) (e)	197	6,626
Toast, Inc., Series D (Acquired 6/27/18, Cost $215,697) (a) (c) (d) (e)	12,463	419,164
Toast, Inc., Series E (Acquired 3/27/19, Cost $80,643) (a) (c) (d) (e)	1,477	49,676
Toast, Inc., Series F (Acquired 2/14/20, Cost $85,991) (a) (c) (d) (e)	1,892	63,633

		554,267

Software — 0.1%
Checkr, Inc., Series C (Acquired 4/10/18, Cost $106,628) (a) (c) (d) (e)	7,811	174,829
Checkr, Inc., Series D (Acquired 9/06/19, Cost $308,786) (a) (c) (d) (e)	10,209	228,502
Databricks, Inc., Series F (Acquired 10/22/19, Cost $104,923) (a) (c) (d) (e)	2,443	77,643
JetClosing, Inc., Series A (Acquired 5/25/18, Cost $22,781) (a) (c) (d) (e)	11,678	16,858

The accompanying notes are an integral part of the financial statements.

81

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Seismic Software, Inc., Series E (Acquired 12/13/18, Cost $117,981) (a) (c) (d) (e)	3,743	$98,079
ServiceTitan, Inc., Series A-1 (Acquired 11/09/18, Cost $263) (a) (c) (d) (e)	10	197
ServiceTitan, Inc., Series D (Acquired 11/09/18, Cost $124,743) (a) (c) (d) (e)	4,744	93,381

		689,489

		1,286,417

TOTAL PREFERRED STOCK (Cost $5,491,768)		5,601,895

TOTAL EQUITIES (Cost $646,000,114)		540,902,028

	Principal Amount
BONDS & NOTES — 0.0%

BANK LOANS — 0.0%
Internet — 0.0%
Blue Nile, Inc., Term Loan, 3 mo. LIBOR + 6.500% 8.113% 2/17/23	$513	302
Uber Technologies, Inc., Term Loan, 1 mo. LIBOR + 4.000% 5.000% VRN 4/04/25	44,213	40,823

		41,125

TOTAL BANK LOANS (Cost $43,816)		41,125

CORPORATE DEBT — 0.0%
Investment Companies — 0.0%
Color Genomics, Inc., Promissory Note, (Acquired 1/13/20, Cost $55,121), 3.000% 6/30/21 (a) (c) (d) (e)	55,121	55,121
JetClosing, Inc., Promissory Note, (Acquired 2/06/20, Cost $5,769), 1.000% 7/31/21 (a) (c) (d) (e)	5,769	5,769

		60,890

TOTAL CORPORATE DEBT (Cost $60,890)		60,890

TOTAL BONDS & NOTES (Cost $104,706)		102,015

	Number of Shares	Value
WARRANTS — 0.0%
Financial — 0.0%
Banks — 0.0%
Dogwood State Bank (Acquired 5/06/19, Cost $0) (a) (c) (d) (e)	800	$-

Diversified Financial Services — 0.0%
Grasshopper Bancorp, Inc. (Acquired 10/15/18, Cost $0) (a) (c) (d) (e)	1,432	3,953

TOTAL WARRANTS (Cost $0)		3,953

MUTUAL FUNDS — 0.5%
Diversified Financial Services — 0.5%
State Street Navigator Securities Lending Prime Portfolio (h)	2,690,513	$2,690,513

TOTAL MUTUAL FUNDS (Cost $2,690,513)		2,690,513

TOTAL LONG-TERM INVESTMENTS (Cost $648,795,333)		543,698,509

SHORT-TERM INVESTMENTS — 1.9%
Mutual Fund — 1.7%
T. Rowe Price Government Reserve Investment Fund	9,724,563	9,724,563

	Principal Amount
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%, due 4/01/20 (i)	$1,133,757	1,133,757

TOTAL SHORT-TERM INVESTMENTS (Cost $10,858,320)		10,858,320

TOTAL INVESTMENTS — 100.2% (Cost $659,653,653) (j)		554,556,829

Other Assets/(Liabilities) —(0.2)%		(1,337,120)

NET ASSETS — 100.0%		$553,219,709

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
VRN	Variable Rate Note

The accompanying notes are an integral part of the financial statements.

82

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $24,472,173 or 4.42% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $22,694,389 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Investment was valued using significant unobservable inputs.
(d)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2020, these securities amounted to a value of $5,706,298 or 1.03% of net assets.

(e)

Restricted security. Certain securities are restricted as to resale. At March 31, 2020, these securities amounted to a value of $5,650,225 or 1.02% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(f)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2020, the aggregate market value of these securities amounted to $293,044 or 0.05% of net assets.

(g)	Security is perpetual and has no stated maturity date.
(h)	Represents investment of security lending cash collateral. (Note 2).
(i)

Maturity value of $1,133,757. Collateralized by U.S. Government Agency obligations with a rate of 1.875%, maturity date of 7/31/22, and an aggregate market value, including accrued interest, of $1,160,182.

(j)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

83

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund – Portfolio of Investments

March 31, 2020 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 95.0%

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 18.5%
Collateralized Mortgage Obligations — 11.0%
Government National Mortgage Association
Series 2018-91, Class FE, 1 mo. USD LIBOR + 0.250% 1.023% FRN 7/20/48	$181,782	$178,977
Series 2016-121, Class JF, 1 mo. USD LIBOR + 0.400% 1.173% FRN 9/20/46	376,757	369,099
Series 2019-78, Class FB, 1.173% 6/20/49	260,159	256,026
Series 2019-96, Class UF, 1.173% 8/20/49	480,051	475,095
Series 2019-112, Class GF, 1 mo. USD LIBOR + 0.430% 1.203% FRN 9/20/49	250,288	246,059
Series 2019-103, Class CF, 1 mo. USD LIBOR + 0.450% 1.223% FRN 8/20/49	333,086	326,237
Series 2019-111, Class FB, 1 mo. USD LIBOR + 0.450% 1.223% FRN 9/20/49	185,034	182,877
Series 2019-125, Class PF, 1 mo. USD LIBOR + 0.450% 1.223% FRN 10/20/49	406,166	397,996
Series 2019-125, Class DF, 1 mo. USD LIBOR + 0.450% 1.223% FRN 10/20/49	271,117	265,669
Series 2019-125, Class FB, 1 mo. USD LIBOR + 0.450% 1.223% FRN 10/20/49	670,348	659,175
Series 2019-136, Class PF, 1 mo. USD LIBOR + 0.450% 1.223% FRN 11/20/49	252,281	248,509
Series 2019-128, Class FH, 1 mo. USD LIBOR + 0.500% 1.273% FRN 10/20/49	246,980	242,641
Series 2019-152, Class FD, 1 mo. USD LIBOR + 0.500% 1.273% FRN 12/20/49	826,229	815,708
Series 2020-7, Class KE, 2.500% 1/20/50	984,982	1,020,947

		5,685,015

Pass-Through Securities — 7.5%
Government National Mortgage Association II
Pool #MA6381 3.000% 1/20/35	978,720	1,027,005
Pool #MA6464 3.000% 2/20/50	903,525	940,238

	Principal Amount	Value
Pool #MA6531 3.000% 3/20/50 (a)	$455,000	$473,488
Pool #MA4588 4.500% 7/20/47	397,917	426,907
Pool #MA4781 5.000% 10/20/47	172,971	186,515
Pool #MA4840 5.000% 11/20/47	121,539	131,056
Pool #MA5820 5.500% 3/20/49	75,425	80,975
Government National Mortgage Association II TBA Pool #1019 4.500% 7/01/48 (a)	585,000	620,191

		3,886,375

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $9,605,606)		9,571,390

U.S. TREASURY OBLIGATIONS — 76.5%
U.S. Treasury Bonds & Notes — 76.5%
U.S. Treasury Bond
2.250% 8/15/46	2,505,000	3,011,878
2.500% 2/15/46	4,300,000	5,396,118
2.500% 5/15/46	3,925,000	4,931,549
2.750% 8/15/47	1,895,000	2,501,464
2.750% 11/15/47	2,660,000	3,514,747
2.875% 11/15/46	1,700,000	2,292,644
3.000% 11/15/44	2,210,000	2,989,366
3.000% 2/15/47	760,000	1,049,318
3.125% 5/15/48	4,125,000	5,835,853
3.750% 11/15/43 (b)	1,635,000	2,456,369
4.375% 5/15/41	1,100,000	1,761,047
4.625% 2/15/40	880,000	1,435,545
U.S. Treasury Inflation Index 0.125% 1/15/30	2,319,600	2,388,263

		39,564,161

TOTAL U.S. TREASURY OBLIGATIONS (Cost $29,372,587)		39,564,161

TOTAL BONDS & NOTES (Cost $38,978,193)		49,135,551

TOTAL LONG-TERM INVESTMENTS (Cost $38,978,193)		49,135,551

	Number of Shares
SHORT-TERM INVESTMENTS — 5.2%
Mutual Fund — 3.2%
T. Rowe Price Government Reserve Investment Fund	1,646,502	1,646,502

The accompanying notes are an integral part of the financial statements.

84

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 2.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%, due 4/01/20 (c)	$1,012,725	$1,012,725

TOTAL SHORT-TERM INVESTMENTS (Cost $2,659,227)		2,659,227

TOTAL INVESTMENTS — 100.2% (Cost $41,637,420) (d)		51,794,778

Other Assets/(Liabilities) — (0.2)%		(88,628)

NET ASSETS — 100.0%		$51,706,150

Abbreviation Legend

FRN	Floating Rate Note
TBA	To Be Announced

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(b)	A portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(c)

Maturity value of $1,012,725. Collateralized by U.S. Government Agency obligations with a rate of 1.875%, maturity date of 7/31/22, and an aggregate market value, including accrued interest, of $1,035,319.

(d)	See Note 6 for aggregate cost for federal tax purposes.

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Long Bond	6/19/20	177	$29,592,604	$2,101,459
U.S. Treasury Ultra Bond	6/19/20	1	221,899	(24)

				$2,101,435

Short
U.S. Treasury Note 10 Year	6/19/20	9	$(1,192,910)	$(55,278)
U.S. Treasury Ultra 10 Year	6/19/20	125	(18,457,274)	(1,046,632)
U.S. Treasury Note 2 Year	6/30/20	7	(1,537,365)	(5,315)
U.S. Treasury Note 5 Year	6/30/20	6	(730,210)	(21,946)

				$(1,129,171)

The accompanying notes are an integral part of the financial statements.

85

MM Select Equity Asset Fund and the MassMutual Select T. Rowe Price Funds – Financial Statements

Statements of Assets and Liabilities

March 31, 2020 (Unaudited)

	MM Select Equity Asset Fund	MassMutual Select T. Rowe Price Bond Asset Fund
Assets:
Investments, at value (Note 2) (a)	$322,135,844	$528,709,767
Repurchase agreements, at value (Note 2) (b)	6,383,391	4,942,122
Other short-term investments, at value (Note 2) (c)	-	26,348,982

Total investments (d)	328,519,235	560,000,871

Cash	-	-
Foreign currency, at value (e)	-	2,320,028
Receivables from:
Investments sold	579,188	7,029,841
Closed swap agreements, at value	-	-
Investments sold on a when-issued basis (Note 2)	-	8,504,167
Collateral pledged for open futures contracts (Note 2)	1,018,000	-
Open forward contracts (Note 2)	-	5,416,223
Investment adviser (Note 3)	-	75,121
Fund shares sold	2,968,120	1,173,323
Variation margin on open derivative instruments (Note 2)	-	-
Interest and dividends	425,330	3,934,030
Interest tax reclaim receivable	-	20,793
Foreign taxes withheld	434,806	-
Open swap agreements, at value (Note 2)	-	143
Prepaid expenses	13,169	11,008

Total assets	333,957,848	588,485,548

Liabilities:
Payables for:
Investments purchased	616,895	7,302,149
Closed swap agreements, at value	-	464,189
Written options outstanding, at value (Note 2) (f)	-	381,021
Open forward contracts (Note 2)	-	2,364,470
Foreign currency overdraft	-	-
Interest and dividends	-	49
Investments purchased on a when-issued basis (Note 2)	-	10,797,473
Fund shares repurchased	2,326,862	90,346
Collateral held for securities on loan (Note 2) (g)	35,120	-
Open swap agreements, at value (Note 2)	-	1,305,887
Trustees’ fees and expenses (Note 3)	42,956	18,526
Variation margin on open derivative instruments (Note 2)	112,565	802,562
Affiliates (Note 3):
Investment advisory fees	54,638	248,139
Administration fees	-	20,818
Due to custodian	2,001	4,618,961
Accrued expense and other liabilities	77,882	112,881

Total liabilities	3,268,919	28,527,471

Net assets	$330,688,929	$559,958,077

Net assets consist of:
Paid-in capital	$317,828,347	$565,003,133
Accumulated Gain (Loss)	12,860,582	(5,045,056)

Net assets	$330,688,929	$559,958,077

(a) Cost of investments:	$346,220,877	$546,783,957
(b) Cost of repurchase agreements:	$6,383,391	$4,942,122
(c) Cost of other short-term investments:	$-	$26,348,978
(d) Securities on loan with market value of:	$69,903	$-
(e) Cost of foreign currency:	$-	$2,310,902
(f) Premiums on written options:	$-	$54,397
(g) Non-cash collateral is not included.

The accompanying notes are an integral part of the financial statements.

86

MassMutual Select T. Rowe Price Emerging Markets Bond Fund	MassMutual Select T. Rowe Price Large Cap Blend Fund	MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	MassMutual Select T. Rowe Price Real Assets Fund	MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund	MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund

$88,468,977	$1,191,897,053	$150,159,126	$73,552,799	$543,698,509	$49,135,551
1,008,477	-	-	1,469,237	1,133,757	1,012,725
2,390,020	26,303,272	2,276,399	1,001,469	9,724,563	1,646,502

91,867,474	1,218,200,325	152,435,525	76,023,505	554,556,829	51,794,778

56,247	31,135	1,012,739	-	44,693	-
1,112	-	1,951	37,454	71,379	-

267,104	10,319,357	1,413,291	518,405	1,852,702	910,073
41,070	-	-	-	-	-
-	-	-	-	-	2,099,378
-	-	-	-	-	-
675,664	-	-	10,357	-	-
16,593	92,562	46,589	14,181	47,168	26,028
13,627	2,183,714	299,633	140,471	1,048,613	7,825
-	-	5,861	-	-	-
1,595,310	1,158,519	377,305	391,162	546,069	252,234
-	-	-	-	-	-
-	40,749	-	15,142	23,072	-
-	-	-	1,107	-	-
2,987	26,922	7,350	1,922	13,958	1,102

94,537,188	1,232,053,283	155,600,244	77,153,706	558,204,483	55,091,418

1,046,919	15,358,431	419,010	234,884	1,799,136	347,231
-	-	-	-	-	-
-	-	-	-	-	-
114,256	-	-	14,696	-	-
-	41	-	-	-	-
-	-	-	-	-	-
200,000	-	-	-	-	2,718,266
974	27,021	38,973	4,027	30,108	399
290,400	4,697,694	-	307,224	2,690,513	-
98,427	-	2,440,023	1,575	-	-
2,907	34,254	4,482	2,276	17,129	4,040
1,883	-	-	69,532	-	247,200

64,047	646,613	58,326	41,929	341,710	27,275
7,297	11,812	5,981	5,682	6,635	4,674
-	-	-	48,083	-	-
46,522	76,600	38,929	36,616	99,543	36,183

1,873,632	20,852,466	3,005,724	766,524	4,984,774	3,385,268

$92,663,556	$1,211,200,817	$152,594,520	$76,387,182	$553,219,709	$51,706,150

$110,618,114	$1,324,170,836	$155,055,666	$97,747,847	$655,580,385	$17,639,891
(17,954,558)	(112,970,019)	(2,461,146)	(21,360,665)	(102,360,676)	34,066,259

$92,663,556	$1,211,200,817	$152,594,520	$76,387,182	$553,219,709	$51,706,150

$107,605,661	$1,279,576,624	$151,279,820	$90,536,692	$648,795,333	$38,978,193
$1,008,477	$-	$-	$1,469,237	$1,133,757	$1,012,725
$2,390,020	$26,303,272	$2,277,781	$1,001,055	$9,724,563	$1,646,502
$450,260	$17,151,305	$-	$4,430,441	$24,472,173	$-
$555	$-	$1,921	$37,621	$69,043	$-
$-	$-	$-	$-	$-	$-

87

MM Select Equity Asset Fund and the MassMutual Select T. Rowe Price Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2020 (Unaudited)

	MM Select Equity Asset Fund	MassMutual Select T. Rowe Price Bond Asset Fund
Class I shares:
Net assets	$330,688,929	$559,958,077

Shares outstanding (a)	50,128,562	56,510,062

Net asset value, offering price and redemption price per share	$6.60	$9.91

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

88

MassMutual Select T. Rowe Price Emerging Markets Bond Fund	MassMutual Select T. Rowe Price Large Cap Blend Fund	MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	MassMutual Select T. Rowe Price Real Assets Fund	MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund	MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund

$92,663,556	$1,211,200,817	$152,594,520	$76,387,182	$553,219,709	$51,706,150

11,383,259	125,218,816	15,289,436	9,674,870	60,800,166	3,930,587

$8.14	$9.67	$9.98	$7.90	$9.10	$13.15

89

MM Select Equity Asset Fund and the MassMutual Select T. Rowe Price Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended March 31, 2020 (Unaudited)

	MM Select Equity Asset Fund	MassMutual Select T. Rowe Price Bond Asset Fund
Investment income (Note 2):
Dividends (a)	$4,093,372	$-
Interest (b)	29,973	9,999,566
Securities lending net income	2,116	1,565

Total investment income	4,125,461	10,001,131

Expenses (Note 3):
Investment advisory fees	423,607	1,556,580
Custody fees	28,934	139,541
Audit fees	19,935	20,270
Legal fees	4,641	5,025
Proxy fees	472	472
Accounting & Administration fees	18,201	51,802
Shareholder reporting fees	27,753	16,990
Trustees’ fees	9,119	13,516
Registration and filing fees	10,009	3,085
Transfer agent fees	1,509	1,498

Total expenses	544,180	1,808,779
Expenses waived (Note 3):
Class I fees reimbursed by adviser	-	(425,153)

Net expenses:	544,180	1,383,626

Net investment income (loss)	3,581,281	8,617,505

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	39,486,663	7,662,944
Futures contracts	(1,975,168)	1,288,906
Written options	-	21,877
Swap agreements	-	(2,988,731)
Foreign currency transactions	(721)	(96,815)
Forward contracts	-	1,693,547

Net realized gain (loss)	37,510,774	7,581,728

Net change in unrealized appreciation (depreciation) on:
Investment transactions	(73,427,222)	(38,814,171)*
Futures contracts	219,500	3,437,060
Written options	-	(326,624)
Swap agreements	-	(920,488)
Translation of assets and liabilities in foreign currencies	11,448	(3,920)
Forward contracts	-	1,201,380

Net change in unrealized appreciation (depreciation)	(73,196,274)	(35,426,763)

Net realized gain (loss) and change in unrealized appreciation (depreciation)	(35,685,500)	(27,845,035)

Net increase (decrease) in net assets resulting from operations	$(32,104,219)	$(19,227,530)

(a) Net of foreign withholding tax of:	$5,704	$-
(b) Net of foreign withholding tax of:	$-	$48,721
* Net of net increase (decrease) in accrued foreign capital gains tax of:	$-	$7,571

The accompanying notes are an integral part of the financial statements.

90

MassMutual Select T. Rowe Price Emerging Markets Bond Fund	MassMutual Select T. Rowe Price Large Cap Blend Fund	MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	MassMutual Select T. Rowe Price Real Assets Fund	MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund	MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund

$-	$9,469,234	$-	$1,293,154	$4,243,384	$-
3,370,833	81,674	1,903,012	36,723	209,413	1,613,621
1,814	37,434	1,611	3,233	75,221	2,905

3,372,647	9,588,342	1,904,623	1,333,110	4,528,018	1,616,526

408,160	4,104,465	344,250	268,945	2,247,956	214,217
32,103	75,869	22,011	29,239	125,594	19,910
20,666	18,692	20,031	19,055	18,379	20,120
744	8,189	1,344	621	4,743	1,108
472	472	472	472	472	472
15,152	23,261	15,513	11,284	14,467	8,406
9,873	19,170	9,584	6,707	13,430	9,264
2,303	26,234	3,633	1,684	13,019	2,956
1,153	8,157	1,687	589	4,392	745
1,498	1,498	1,498	1,498	1,498	1,498

492,124	4,286,007	420,023	340,094	2,443,950	278,696

(95,302)	(517,685)	(263,546)	(79,686)	(263,097)	(178,281)

396,822	3,768,322	156,477	260,408	2,180,853	100,415

2,975,825	5,820,020	1,748,146	1,072,702	2,347,165	1,516,111

(721,496)	10,560,702	112,432	(2,705,356)	8,335,776	26,353,493
195,239	-	(56,548)	(365,290)	-	(2,278,898)
15,624	-	(133,526)	-	-	(82,520)
2,172	-	(7,406)	17,093	-	-
(10,051)	(2,510)	(136)	(60,572)	12,350	-
54,523	-	(5,421)	(113,964)	-	-

(463,989)	10,558,192	(90,605)	(3,228,089)	8,348,126	23,992,075

(17,386,802)*	(213,151,861)	(2,563,354)	(18,316,694)	(140,589,814)	(9,513,764)
211,961	-	538,217	171,660	-	987,730
-	-	5,077	-	-	(5,188)
29,503	-	(2,153,616)	(468)	-	-
(3,237)	101	160	(19,572)	(2,604)	-
482,898	-	-	(4,339)	-	-

(16,665,677)	(213,151,760)	(4,173,516)	(18,169,413)	(140,592,418)	(8,531,222)

(17,129,666)	(202,593,568)	(4,264,121)	(21,397,502)	(132,244,292)	15,460,853

$(14,153,841)	$(196,773,548)	$(2,515,975)	$(20,324,800)	$(129,897,127)	$16,976,964

$-	$64,001	$-	$43,874	$37,332	$-
$6,370	$-	$-	$-	$-	$-
$2,427	$-	$-	$-	$-	$-

91

MM Select Equity Asset Fund and the MassMutual Select T. Rowe Price Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MM Select Equity Asset Fund
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$3,581,281	$6,890,166
Net realized gain (loss)	37,510,774	23,291,394
Net change in unrealized appreciation (depreciation)	(73,196,274)	(16,442,224)

Net increase (decrease) in net assets resulting from operations	(32,104,219)	13,739,336

Distributions to shareholders (Note 2):
Class I	(28,798,274)	(164,357,477)

Total distributions	(28,798,274)	(164,357,477)

Net fund share transactions (Note 5):
Class I	(97,977,464)	142,439,822

Increase (decrease) in net assets from fund share transactions	(97,977,464)	142,439,822

Total increase (decrease) in net assets	(158,879,957)	(8,178,319)
Net assets
Beginning of period	489,568,886	497,747,205

End of period	$330,688,929	$489,568,886

The accompanying notes are an integral part of the financial statements.

92

MassMutual Select T. Rowe Price Bond Asset Fund		MassMutual Select T. Rowe Price Emerging Markets Bond Fund		MassMutual Select T. Rowe Price Large Cap Blend Fund
Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Period Ended September 30, 2019

$8,617,505	$16,827,982	$2,975,825	$5,458,227	$5,820,020	$11,993,236
7,581,728	7,970,822	(463,989)	298,420	10,558,192	(24,847,915)
(35,426,763)	32,901,530	(16,665,677)	657,610	(213,151,760)	86,962,894

(19,227,530)	57,700,334	(14,153,841)	6,414,257	(196,773,548)	74,108,215

(24,310,832)	(18,481,876)	(5,760,930)	(3,082,507)	(14,144,236)	(7,702,002)

(24,310,832)	(18,481,876)	(5,760,930)	(3,082,507)	(14,144,236)	(7,702,002)

(66,865,152)	119,057,247	1,948,319	32,294,177	141,455,737	291,206,334

(66,865,152)	119,057,247	1,948,319	32,294,177	141,455,737	291,206,334

(110,403,514)	158,275,705	(17,966,452)	35,625,927	(69,462,047)	357,612,547

670,361,591	512,085,886	110,630,008	75,004,081	1,280,662,864	923,050,317

$559,958,077	$670,361,591	$92,663,556	$110,630,008	$1,211,200,817	$1,280,662,864

93

MM Select Equity Asset Fund and the MassMutual Select T. Rowe Price Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,748,146	$3,775,584
Net realized gain (loss)	(90,605)	86,853
Net change in unrealized appreciation (depreciation)	(4,173,516)	1,881,680

Net increase (decrease) in net assets resulting from operations	(2,515,975)	5,744,117

Distributions to shareholders (Note 2):
Class I	(3,865,124)	(2,673,612)

Total distributions	(3,865,124)	(2,673,612)

Net fund share transactions (Note 5):
Class I	(40,098,095)	79,491,584

Increase (decrease) in net assets from fund share transactions	(40,098,095)	79,491,584

Total increase (decrease) in net assets	(46,479,194)	82,562,089
Net assets
Beginning of period	199,073,714	116,511,625

End of period	$152,594,520	$199,073,714

The accompanying notes are an integral part of the financial statements.

94

MassMutual Select T. Rowe Price Real Assets Fund		MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund		MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund
Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019

$1,072,702	$1,866,853	$2,347,165	$3,263,129	$1,516,111	$3,591,335
(3,228,089)	(1,590,344)	8,348,126	7,085,808	23,992,075	5,145,055
(18,169,413)	1,183,220	(140,592,418)	7,247,252	(8,531,222)	21,822,022

(20,324,800)	1,459,729	(129,897,127)	17,596,189	16,976,964	30,558,412

(2,317,414)	(1,187,875)	(15,691,196)	(8,919,290)	(10,338,761)	(2,475,554)

(2,317,414)	(1,187,875)	(15,691,196)	(8,919,290)	(10,338,761)	(2,475,554)

16,805,060	20,792,108	66,146,326	150,954,673	(108,732,714)	11,923,299

16,805,060	20,792,108	66,146,326	150,954,673	(108,732,714)	11,923,299

(5,837,154)	21,063,962	(79,441,997)	159,631,572	(102,094,511)	40,006,157

82,224,336	61,160,374	632,661,706	473,030,134	153,800,661	113,794,504

$76,387,182	$82,224,336	$553,219,709	$632,661,706	$51,706,150	$153,800,661

95

MM Select Equity Asset Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment Income (loss)[c,j]	Net realized and unrealized gain (loss) on investments		Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$7.90	$0.06	$(0.88)		$(0.82)	$(0.11)	$(0.37)	$(0.48)	$6.60	(11.46%	)[b]	$330,689	0.23%	[a]	0.23%	[a,n]	1.52%	[a]
9/30/19	12.36	0.12	(0.49	)aa	(0.37)	(0.50)	(3.59)	(4.09)	7.90	3.10%		489,569	0.24%		0.21%		1.48%
9/30/18	11.85	0.24	0.99		1.23	(0.26)	(0.46)	(0.72)	12.36	10.73%		497,747	0.26%		0.25%		1.99%
9/30/17	10.17	0.24	1.50		1.74	(0.06)	(0.00)[d]	(0.06)	11.85	17.18%		1,088,316	0.28%		0.25%		2.18%
9/30/16[g]	10.00	0.01	0.16		0.17	-	-	-	10.17	1.70%	[b]	947,085	0.69%	[a]	0.25%	[a]	5.50%	[a]

	Six months ended March 31, 2020[b,r]	Year ended September 30			Period ended September 30, 2016[b]
		2019	2018	2017
Portfolio turnover rate	38%	49%	37%	31%	0%[e]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.5%
g	For the period September 15, 2016 (commencement of operations) through September 30, 2016.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
r	Unaudited.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

96

MassMutual Select T. Rowe Price Bond Asset Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$10.59	$0.13	$(0.45)	$(0.32)	$(0.31)	$(0.05)	$(0.36)	$9.91	(3.09%	)[b]	$559,958	0.52%	[a]	0.40%	[a]	2.49%	[a]
9/30/19	9.94	0.29	0.69	0.98	(0.33)	-	(0.33)	10.59	10.21%		670,362	0.56%		0.40%		2.90%
9/30/18[g]	10.00	0.18	(0.24)	(0.06)	-	-	-	9.94	(0.60%	)[b]	512,086	0.51%	[a]	0.43%	[a]	2.78%	[a]

	Six months ended March 31, 2020[b,r]	Year ended September 30, 2019	Period ended September 30, 2018[b]

Portfolio turnover rate	85%	287%	170%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 9, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

97

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$9.91	$0.25	$(1.52)	$(1.27)	$(0.50)	$-	$(0.50)	$8.14	(13.47%	)[b]	$92,664	0.87%	[a]	0.70%	[a]	5.25%	[a]
9/30/19	9.64	0.53	0.06	0.59	(0.32)	-	(0.32)	9.91	6.35%		110,630	0.92%		0.70%		5.45%
9/30/18[g]	10.00	0.33	(0.69)	(0.36)	-	-	-	9.64	(3.60%	)[b]	75,004	1.01%	[a]	0.70%	[a]	5.30%	[a]

	Six months ended March 31, 2020[b,r]	Year ended September 30, 2019	Period ended September 30, 2018[b]
Portfolio turnover rate	30%	39%	37%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 9, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

98

MassMutual Select T. Rowe Price Large Cap Blend Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$11.36	$0.05	$(1.62)	$(1.57)	$(0.12)	$-	$(0.12)	$9.67	(14.01%	)[b]	$1,211,201	0.63%	[a]	0.55%	[a]	0.85%	[a]
9/30/19	10.87	0.12	0.45	0.57	(0.08)	-	(0.08)	11.36	5.39%		1,280,663	0.65%		0.56%		1.09%
9/30/18[g]	10.00	0.07	0.80	0.87	-	-	-	10.87	8.70%	[b]	923,050	0.64%	[a]	0.58%	[a]	1.11%	[a]

	Six months ended March 31, 2020[b,r]	Year ended September 30, 2019	Period ended September 30, 2018[b]

Portfolio turnover rate	57%	67%	64%[q]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 9, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Portfolio turnover excludes securities received from subscriptions in-kind. Securities received from subscriptions in-kind had no impact on portfolio turnover.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

99

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$10.27	$0.09	$(0.19)	$(0.10)	$(0.19)	$(0.00)[d]	$(0.19)	$9.98	(0.97%	)[b]	$152,595	0.40%	[a]	0.15%	[a]	1.68%	[a]
9/30/19	10.09	0.25	0.14	0.39	(0.21)	-	(0.21)	10.27	3.95%		199,074	0.44%		0.16%		2.50%
9/30/18[g]	10.00	0.22	(0.13)	0.09	-	-	-	10.09	0.90%	[b]	116,512	0.46%	[a]	0.30%	[a]	3.36%	[a]

	Six months ended March 31, 2020[b,r]	Year ended September 30, 2019	Period ended September 30, 2018[b]

Portfolio turnover rate	68%	135%	66%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 9, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

100

MassMutual Select T. Rowe Price Real Assets Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$10.49	$0.13	$(2.43)	$(2.30)	$(0.29)	$-	$(0.29)	$7.90	(22.59%	)[b]	$76,387	0.80%	[a]	0.61%	[a]	2.51%	[a]
9/30/19	10.56	0.27	(0.16)	0.11	(0.18)	-	(0.18)	10.49	1.26%		82,224	0.86%		0.61%		2.60%
9/30/18[g]	10.00	0.19	0.37	0.56	-	-	-	10.56	5.60%	[b]	61,160	1.00%	[a]	0.61%	[a]	2.86%	[a]

	Six months ended March 31, 2020[b,r]	Year ended September 30, 2019	Period ended September 30, 2018[b]

Portfolio turnover rate	12%	40%	13%[q]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 9, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Portfolio turnover excludes securities received from subscriptions in-kind. Securities received from subscriptions in-kind had no impact on portfolio turnover.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

101

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$11.44	$0.04	$(2.10)	$(2.06)	$(0.07)	$(0.21)	$(0.28)	$9.10	(18.62%	)[b]	$553,220	0.73%	[a]	0.65%	[a]	0.70%	[a]
9/30/19	11.47	0.07	0.09	0.16	(0.04)	(0.15)	(0.19)	11.44	1.72%		632,662	0.76%		0.65%		0.59%
9/30/18[g]	10.00	0.03	1.44	1.47	-	-	-	11.47	14.70%	[b]	473,030	0.75%	[a]	0.65%	[a]	0.40%	[a]

	Six months ended March 31, 2020[b,r]	Year ended September 30, 2019	Period ended September 30, 2018[b]

Portfolio turnover rate	19%	33%	22%[q]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 9, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Portfolio turnover excludes securities received from subscriptions in-kind. Securities received from subscriptions in-kind had no impact on portfolio turnover.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

102

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/20[r]	$12.25	$0.13	$1.65	$1.78	$(0.31)	$(0.57)	$(0.88)	$13.15	15.96%	[b]	$51,706	0.42%	[a]	0.15%	[a]	2.27%	[a]
9/30/19	10.03	0.30	2.12	2.42	(0.20)	-	(0.20)	12.25	24.53%		153,801	0.43%		0.16%		2.74%
9/30/18[g]	10.00	0.18	(0.15)	0.03	-	-	-	10.03	0.30%	[b]	113,795	0.46%	[a]	0.30%	[a]	2.72%	[a]

	Six months ended March 31, 2020[b,r]	Year ended September 30, 2019	Period ended September 30, 2018[b]

Portfolio turnover rate	118%	155%	37%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 9, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

103

Notes to Financial Statements (Unaudited)

1.	The Funds

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The following are eight series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MM Select Equity Asset Fund (“Equity Asset Fund”)

MassMutual Select T. Rowe Price Bond Asset Fund (“MM Select T. Rowe Price Bond Asset Fund”)

MassMutual Select T. Rowe Price Emerging Markets Bond Fund (“MM Select T. Rowe Price Emerging Markets Bond Fund”)

MassMutual Select T. Rowe Price Large Cap Blend Fund (“MM Select T. Rowe Price Large Cap Blend Fund”)

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund (“MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund”)

MassMutual Select T. Rowe Price Real Assets Fund (“MM Select T. Rowe Price Real Assets Fund”)

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund (“MM Select T. Rowe Price Small and Mid Cap Blend Fund”)

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund (“MM Select T. Rowe Price U.S. Treasury Long-Term Fund”)

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

104

Notes to Financial Statements (Unaudited) (Continued)

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to

[1]

The voting members of the Valuation Committee consist of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO, Secretary, and Assistant Secretaries) of the Trust, as well as such other members as the Trustees may from time to time designate. The non-voting members of the Valuation Committee consist of the CCO, Secretary, and Assistant Secretaries. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

105

Notes to Financial Statements (Unaudited) (Continued)

the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

106

Notes to Financial Statements (Unaudited) (Continued)

The following is the aggregate value by input level, as of March 31, 2020, for the Funds’ investments:

	Level 1	Level 2	Level 3			Total
Equity Asset Fund
Asset Investments
Common Stock	$322,073,984	$22,836 *	$	-+	**	$322,096,820
Mutual Funds	35,120	-		-		35,120
Warrants	-	61 *		-+	**	61
Rights	-	-		3,843	**	3,843
Short-Term Investments	-	6,383,391		-		6,383,391

Total Investments	$322,109,104	$6,406,288		$3,843		$328,519,235

Asset Derivatives
Futures Contracts	$180,376	$-		$-		$180,376

MM Select T. Rowe Price Bond Asset Fund
Asset Investments
Bank Loans	$-	$16,509,011		$-		$16,509,011
Corporate Debt	-	179,555,221		-		179,555,221
Non-U.S. Government Agency Obligations	-	99,441,101		-		99,441,101
Sovereign Debt Obligations	-	86,503,198		-		86,503,198
U.S. Government Agency Obligations and Instrumentalities	-	76,850,727		-		76,850,727
U.S. Treasury Obligations	-	69,849,234		-		69,849,234
Purchased Options	-	1,275		-		1,275
Short-Term Investments	26,099,007	5,192,097		-		31,291,104

Total Investments	$26,099,007	$533,901,864		$-		$560,000,871

Asset Derivatives
Forward Contracts	$-	$5,416,223		$-		$5,416,223
Futures Contracts	4,349,085	-		-		4,349,085
Swap Agreements	-	686,515		-		686,515

Total	$4,349,085	$6,102,738		$-		$10,451,823

Liability Derivatives
Forward Contracts	$-	$(2,364,470)		$-		$(2,364,470)
Futures Contracts	(1,458,046)	-		-		(1,458,046)
Swap Agreements	-	(2,100,926)		-		(2,100,926)
Written Option	-	(381,021)		-		(381,021)

Total	$(1,458,046)	$(4,846,417)		$-		$(6,304,463)

MM Select T. Rowe Price Emerging Markets Bond Fund
Asset Investments
Corporate Debt	$-	$37,061,270		$-		$37,061,270
Sovereign Debt Obligations	-	50,986,584		-		50,986,584
U.S. Treasury Obligations	-	130,367		-		130,367
Mutual Funds	290,400	-		-		290,400
Purchased Options	-	356		-		356
Short-Term Investments	2,390,020	1,008,477		-		3,398,497

Total Investments	$2,680,420	$89,187,054		$-		$91,867,474

107

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
MM Select T. Rowe Price Emerging Markets Bond Fund (Continued)
Asset Derivatives
Forward Contracts	$-	$675,664	$-		$675,664
Futures Contracts	109,757	-	-		109,757

Total	$109,757	$675,664	$-		$785,421

Liability Derivatives
Forward Contracts	$-	$(114,256)	$-		$(114,256)
Swap Agreements	-	(98,427)	-		(98,427)

Total	$-	$(212,683)	$-		$(212,683)

MM Select T. Rowe Price Large Cap Blend Fund
Asset Investments
Common Stock	$1,160,332,334	$13,048,471 *	$1,755,144	**	$1,175,135,949
Preferred Stock	7,665,074	-	4,178,174	**	11,843,248
Corporate Debt	-	220,162	-		220,162
Mutual Funds	4,697,694	-	-		4,697,694
Short-Term Investments	25,303,272	1,000,000	-		26,303,272

Total Investments	$1,197,998,374	$14,268,633	$5,933,318		$1,218,200,325

MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund
Asset Investments
Corporate Debt	$-	$25,288,744	$-		$25,288,744
Non-U.S. Government Agency Obligations	-	21,376,912	-		21,376,912
U.S. Government Agency Obligations and Instrumentalities	-	7,951,591	-		7,951,591
U.S. Treasury Obligations	-	95,541,879	-		95,541,879
Short-Term Investments	570,042	1,706,357	-		2,276,399

Total Investments	$570,042	$151,865,483	$-		$152,435,525

Asset Derivatives
Futures Contracts	$674,276	$-	$-		$674,276

Liability Derivatives
Futures Contracts	$(264,027)	$-	$-		$(264,027)
Swap Agreements	-	(2,440,023)	-		(2,440,023)

Total	$(264,027)	$(2,440,023)	$-		$(2,704,050)

MM Select T. Rowe Price Real Assets Fund
Asset Investments
Common Stock*
Australia	$-	$6,145,086	$-		$6,145,086
Austria	-	67,966	-		67,966
Bermuda	-	225,553	-		225,553
Brazil	877,168	-	-		877,168
Canada	6,545,640	-	-		6,545,640
Cayman Islands	-	232,754	-		232,754
China	-	103,614	-		103,614
Finland	-	854,734	-		854,734
France	-	1,777,485	-		1,777,485
Germany	-	736,771	-		736,771
Hong Kong	-	760,308	-		760,308

108

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
MM Select T. Rowe Price Real Assets Fund (Continued)
Asset Investments (Continued)
Ireland	$731,444	$-	$-		$731,444
Italy	-	153,951	-		153,951
Japan	-	2,418,648	-		2,418,648
Luxembourg	-	572,113	-		572,113
Mexico	320,426	-	-		320,426
Netherlands	246,705	509,724	-		756,429
Norway	-	767,143	-		767,143
Peru	63,890	-	-		63,890
Portugal	-	405,336	-		405,336
Republic of Korea	-	407,148	-		407,148
Russia	-	835,947	-		835,947
Singapore	-	339,440	-		339,440
South Africa	166,640	1,299,513	-		1,466,153
Spain	-	212,940	-		212,940
Sweden	-	1,645,682	-		1,645,682
Switzerland	-	488,148	-		488,148
United Kingdom	-	5,783,835	-		5,783,835
United States	34,539,979	-	-		34,539,979
Preferred Stock
Brazil	92,158	-	-		92,158
United States	782,642	-	-		782,642
Mutual Funds	2,216,483	-	-		2,216,483
Purchased Options	-	225,785	-		225,785
Short-Term Investments	269,646	2,201,060	-		2,470,706

Total Investments	$46,852,821	$29,170,684	$-		$76,023,505

Asset Derivatives
Forward Contracts	$-	$10,357	$-		$$10,357
Future Contracts	171,802	-	-		171,802
Swap Agreements	-	1,107	-		1,107

Total	$171,802	$11,464	$-		$183,266

Liability Derivatives
Forward Contracts	$-	$(14,696)	$-		$(14,696)
Swap Agreements	-	(1,575)	-		(1,575)

Total	$-	$(16,271)	$-		$(16,271)

MM Select T. Rowe Price Small and Mid Cap Blend Fund
Asset Investments
Common Stock	$520,589,705	$13,265,668 *	$1,444,760	**	$535,300,133
Preferred Stock	-	1,598,516 *	4,003,379	**	5,601,895
Bank Loans	-	41,125	-		41,125
Corporate Debt	-	-	60,890	**	60,890
Warrants	-	-	3,953	**	3,953
Mutual Funds	2,690,513	-	-		2,690,513
Short-Term Investments	9,724,563	1,133,757	-		10,858,320

Total Investments	$533,004,781	$16,039,066	$5,512,982		$554,556,829

109

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
MM Select T. Rowe Price U.S. Treasury Long-Term Fund
Asset Investments
U.S. Government Agency Obligations and Instrumentalities	$-	$9,571,390	$-	$9,571,390
U.S. Treasury Obligations	-	39,564,161	-	39,564,161
Short-Term Investments	1,646,502	1,012,725	-	2,659,227

Total Investments	$1,646,502	$50,148,276	$-	$51,794,778

Asset Derivatives
Futures Contracts	$2,101,459	$-	$-	$2,101,459

Liability Derivatives
Futures Contracts	$(1,129,195)	$-	$-	$(1,129,195)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

**

None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund(s). Level 3 investments at the end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2020 is not presented.

+	Represents a security at $0 value as of March 31, 2020.

For certain Fund(s) the Statement of Assets and Liabilities show any applicable Fund(s) receivables from investments sold on a when-issued basis and collateral pledged for open futures contracts, as well as, any applicable liabilities for investments purchased on a when-issued basis, amounts due to custodian, and collateral held for securities on loan. These amounts approximate fair value and would be categorized at Level 2 for each applicable Fund as of March 31, 2020.

The Funds, with the exception of the MM Select T. Rowe Price Small and Mid Cap Blend Fund, had no Level 3 transfers during the period ended March 31, 2020. The MM Select T. Rowe Price Small and Mid Cap Blend Fund had Level 3 transfers during the period ended March 31, 2020; however, none of the transfers individually or collectively had a material impact on the MM Select T. Rowe Price Small and Mid Cap Blend Fund.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

110

Notes to Financial Statements (Unaudited) (Continued)

At March 31, 2020, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Equity Asset Fund
Asset Derivatives
Futures Contracts^^	$-	$180,376	$-	$-	$180,376

Realized Gain (Loss)#
Futures Contracts	$-	$(1,975,168)	$-	$-	$(1,975,168)

Change in Appreciation (Depreciation)##
Futures Contracts	$-	$219,500	$-	$-	$219,500

MM Select T. Rowe Price Bond Asset Fund
Asset Derivatives
Purchased Options*	$1,272	$-	$3	$-	$1,275
Forward Contracts*	-	-	5,416,223	-	5,416,223
Futures Contracts^^	-	-	-	4,349,085	4,349,085
Swap Agreements*	143	-	-	-	143
Swap Agreements^^,^^^	10,206	-	-	676,166	686,372

Total Value	$11,621	$-	$5,416,226	$5,025,251	$10,453,098

Liability Derivatives
Forward Contracts^	$-	$-	$(2,364,470)	$-	$(2,364,470)
Futures Contracts^^	-	-	-	(1,458,046)	(1,458,046)
Swap Agreements^	(1,233,918)	(71,969)	-	-	(1,305,887)
Swap Agreements^^,^^^	(116,180)	-	-	(678,859)	(795,039)
Written Options^	(381,021)	-	-	-	(381,021)

Total Value	$(1,731,119)	$(71,969)	$(2,364,470)	$(2,136,905)	$(6,304,463)

Realized Gain (Loss)#
Purchased Options	$(38,004)	$-	$78,121	$-	$40,117
Forward Contracts	-	-	1,693,547	-	1,693,547
Futures Contracts	-	-	-	1,288,906	1,288,906
Swap Agreements	(2,941,949)	(43,122)	-	(3,660)	(2,988,731)
Written Options	21,877	-	-	-	21,877

Total Realized Gain (Loss)	$(2,958,076)	$(43,122)	$1,771,668	$1,285,246	$55,716

Change in Appreciation (Depreciation)##
Purchased Options	$(49,095)	$-	$6,261	$-	$(42,834)
Forward Contracts	-	-	1,201,380	-	1,201,380
Futures Contracts	-	-	-	3,437,060	3,437,060
Swap Agreements	(941,469)	(71,969)	-	92,950	(920,488)
Written Options	(326,624)	-	-	-	(326,624)

Total Change in Appreciation (Depreciation)	$(1,317,188)	$(71,969)	$1,207,641	$3,530,010	$3,348,494

111

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
MM Select T. Rowe Price Emerging Markets Bond Fund
Asset Derivatives
Purchased Options*	$356	$-	$-	$-	$356
Forward Contracts*	-	-	675,664	-	675,664
Futures Contracts^^	-	-	-	109,757	109,757

Total Value	$356	$-	$675,664	$109,757	$785,777

Liability Derivatives
Forward Contracts^	$-	$-	$(114,256)	$-	$(114,256)
Swap Agreements^	(98,427)	-	-	-	(98,427)

Total Value	$(98,427)	$-	$(114,256)	$-	$(212,683)

Realized Gain (Loss)#
Purchased Options	$19,246	$-	$83,440	$-	$102,686
Forward Contracts	-	-	54,523	-	54,523
Futures Contracts	-	-	-	195,239	195,239
Swap Agreements	2,172	-	-	-	2,172
Written Options	-	-	15,624	-	15,624

Total Realized Gain (Loss)	$21,418	$-	$153,587	$195,239	$370,244

Change in Appreciation (Depreciation)##
Purchased Options	$(4,109)	$-	$36,497	$-	$32,388
Forward Contracts	-	-	482,898	-	482,898
Futures Contracts	-	-	-	211,961	211,961
Swap Agreements	29,503	-	-	-	29,503

Total Change in Appreciation (Depreciation)	$25,394	$-	$519,395	$211,961	$756,750

MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund
Asset Derivatives
Futures Contracts^^	$-	$-	$-	$674,276	$674,276

Liability Derivatives
Futures Contracts^^	$-	$-	$-	$(264,027)	$(264,027)
Swap Agreements^	-	-	-	(2,440,023)	(2,440,023)

Total Value	$-	$-	$-	$(2,704,050)	$(2,704,050)

Realized Gain (Loss)#
Purchased Options	$-	$-	$-	$(20,959)	$(20,959)
Forward Contracts	-	-	(5,421)	-	(5,421)
Futures Contracts	-	-	-	(56,548)	(56,548)
Swap Agreements	-	-	-	(7,406)	(7,406)
Written Options	-	-	-	(133,526)	(133,526)

Total Realized Gain (Loss)	$-	$-	$(5,421)	$(218,439)	$(223,860)

Change in Appreciation (Depreciation)##
Futures Contracts	$-	$-	$-	$538,217	$538,217
Swap Agreements	-	-	-	(2,153,616)	(2,153,616)
Written Options	-	-	-	5,077	5,077

Total Change in Appreciation (Depreciation)	$-	$-	$-	$(1,610,322)	$(1,610,322)

112

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
MM Select T. Rowe Price Real Assets Fund
Asset Derivatives
Purchased Options*	$-	$225,785	$-	$-	$225,785
Forward Contracts*	-	-	10,357	-	10,357
Futures Contracts^^	-	171,802	-	-	171,802
Swap Agreements*	-	1,107	-	-	1,107

Total Value	$-	$398,694	$10,357	$-	$409,051

Liability Derivatives
Forward Contracts^	$-	$-	$(14,696)	$-	$(14,696)
Swap Agreements^	-	(1,575)	-		(1,575)

Total Value	$-	$(1,575)	$(14,696)	$-	$(16,271)

Realized Gain (Loss)#
Purchased Options	$-	$147,775	$(11,768)	$-	$136,007
Forward Contracts	-	-	(113,964)	-	(113,964)
Futures Contracts	-	(352,702)	-	(12,588)	(365,290)
Swap Agreements	-	-	-	17,093	17,093

Total Realized Gain (Loss)	$-	$(204,927)	$(125,732)	$4,505	$(326,154)

Change in Appreciation (Depreciation)##
Purchased Options	$-	$213,095	$(6,580)	$-	$206,515
Forward Contracts	-	-	(4,339)	-	(4,339)
Futures Contracts	-	175,813	-	(4,153)	171,660
Swap Agreements	-	(468)	-	-	(468)

Total Change in Appreciation (Depreciation)	$-	$388,440	$(10,919)	$(4,153)	$373,368

MM Select T. Rowe Price U.S. Treasury Long-Term Fund
Asset Derivatives
Futures Contracts^^	$-	$-	$-	$2,101,459	$2,101,459

Liability Derivatives
Futures Contracts^^	$-	$-	$-	$(1,129,195)	$(1,129,195)

Realized Gain (Loss)#
Futures Contracts	-	-	-	(2,278,898)	(2,278,898)
Written Options	-	-	-	(82,520)	(82,520)

Total Realized Gain (Loss)	$-	$-	$-	$(2,361,418)	$(2,361,418)

Change in Appreciation (Depreciation)##
Futures Contracts	$-	$-	$-	$987,730	$987,730
Written Options	-	-	-	(5,188)	(5,188)

Total Change in Appreciation (Depreciation)	$-	$-	$-	$982,542	$982,542

*	Statements of Assets and Liabilities location: Investments, at value, or Receivables from: open forward contracts or open swap agreements, at value, as applicable.
^	Statements of Assets and Liabilities location: Payables for: open forward contracts and open swap agreements, at value, or written options outstanding, at value, as applicable.
^^

Cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps is reported in “Futures Contracts” and “Swap Agreements” in each applicable Fund’s Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

113

Notes to Financial Statements (Unaudited) (Continued)

^^^	Represents centrally cleared swaps which are not subject to a master netting agreement or similar agreement.
#

Statements of Operations location: Amounts are included in net realized gain (loss) on: investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

##

Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

For the period ended March 31, 2020, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts, or Shares/Units†
Fund Name	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Purchased Swaptions	Written Options	Written Swaptions
Equity Asset Fund	38	$-	$-	-	$-	-	$-
MM Select T. Rowe Price Bond Asset Fund	1,826	192,183,900	391,263,441	5,835,323	5,575,000	-	9,325,000
MM Select T. Rowe Price Emerging Markets Bond Fund	71	9,220,231	935,000	1,650,000	1,750,000	-	-
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	409	444,160	71,307,667	-	-	186	-
MM Select T. Rowe Price Real Assets Fund	24	2,683,433	83,458	533,371	-	-	-
MM Select T. Rowe Price U.S. Treasury Long-Term Fund	638	-	-	-	-	140	-

†

Amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, purchased swaptions, and written swaptions, or shares/units outstanding for purchased option and written options, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended March 31, 2020.

The Portfolio of Investments included in a Fund’s financial statements shows the assets or liabilities of a Fund associated with individual derivatives transactions. The terms of many of those transactions contemplate that derivatives receivables and payables between the same two parties may be netted and that the parties will collateralize certain obligations. The following tables provide an illustration of the possible effect of netting provisions and of collateral (delivered or received) on a Fund’s derivatives exposure as of March 31, 2020. Netting arrangements vary among different counterparties, and the actual disposition of derivatives receivables and payables, and of collateral, in a bankruptcy or insolvency can be complicated and difficult to predict.

114

Notes to Financial Statements (Unaudited) (Continued)

The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) or similar agreement and net of the related collateral received by the Fund(s) as of March 31, 2020.

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
MM Select T. Rowe Price Bond Asset Fund
Bank of America N.A.	$337,096	$(251,241)	$-	$85,855
Barclays Bank PLC	527,245	(364,956)	(162,289)	-
BNP Paribas SA	583,967	(343,584)	-	240,383
Citibank N.A.	803,654	(746,656)	(56,998)	-
Credit Suisse International	206,738	(7,285)	-	199,453
Deutsche Bank AG	23	(23)	-	-
Goldman Sachs International	363,694	(363,694)	-	-
HSBC Bank USA	435,272	(134,831)	(300,441)	-
JP Morgan Chase Bank N.A.	298,056	(95,784)	-	202,272
Morgan Stanley & Co. LLC	181,296	(181,296)	-	-
UBS AG	1,680,600	(124,859)	(1,290,000)	265,741

	$5,417,641	$(2,614,209)	$(1,809,728)	$993,704

MM Select T. Rowe Price Emerging Markets Bond Fund
Bank of America N.A.	$20,855	$(2,410)	$-	$18,445
BNP Paribas SA	231,212	(70,983)	-	160,229
Credit Suisse International	19,189	(19,189)	-	-
Deutsche Bank AG	53,912	-	-	53,912
Goldman Sachs International	4,836	(4,836)	-	-
HSBC Bank USA	195,869	(687)	(195,182)	-
JP Morgan Chase Bank N.A.	89,538	-	-	89,538
Morgan Stanley & Co. LLC	60,609	(38,609)	-	22,000

	$676,020	$(136,714)	$ (195,182)	$344,124

MM Select T. Rowe Price Real Assets Fund
Citibank N.A.	$10,357	$-	$-	$10,357
Morgan Stanley & Co. LLC	226,892	(1,575)	-	225,317

	$237,249	$(1,575)	$-	$235,674

115

Notes to Financial Statements (Unaudited) (Continued)

The following table presents derivative liabilities by counterparty net of amounts available for offset under an MNA or similar agreement and net of the related collateral pledged by the Fund(s) as of March 31, 2020.

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
MM Select T. Rowe Price Bond Asset Fund
Bank of America N.A.	$(251,241)	$251,241	$-	$-
Barclays Bank PLC	(364,956)	364,956	-	-
BNP Paribas SA	(343,584)	343,584	-	-
Citibank N.A.	(746,656)	746,656	-	-
Credit Suisse International	(7,285)	7,285	-	-
Deutsche Bank AG	(3,469)	23	-	(3,446)
Goldman Sachs International	(757,935)	363,694	394,241	-
HSBC Bank USA	(134,831)	134,831	-	-
JP Morgan Chase Bank N.A.	(95,784)	95,784	-	-
Morgan Stanley & Co. LLC	(1,220,778)	181,296	1,012,123	(27,359)
UBS AG	(124,859)	124,859	-	-

	$(4,051,378)	$2,614,209	$1,406,364	$(30,805)

MM Select T. Rowe Price Emerging Markets Bond Fund
Bank of America N.A.	$(2,410)	$2,410	$-	$-
Barclays Bank PLC	(38,440)	-	-	(38,440)
BNP Paribas SA	(70,983)	70,983	-	-
Citibank N.A.	(13,060)	-	-	(13,060)
Credit Suisse International	(24,257)	19,189	-	(5,068)
Goldman Sachs International	(16,613)	4,836	-	(11,777)
HSBC Bank USA	(687)	687	-	-
Morgan Stanley & Co. LLC	(38,609)	38,609	-	-
UBS AG	(7,624)	-	-	(7,624)

	$(212,683)	$136,714	$-	$(75,969)

MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund
Bank of America N.A.	$(700,976)	$-	$627,268	$(73,708)
Barclays Bank PLC	(280,048)	-	280,048	-
Citibank N.A.	(954,283)	-	919,920	(34,363)
Goldman Sachs International	(292,011)	-	292,011	-
HSBC Bank USA	(88,940)	-	-	(88,940)
UBS AG	(123,765)	-	-	(123,765)

	$(2,440,023)	$-	$2,119,247	$(320,776)

MM Select T. Rowe Price Real Assets Fund
Barclays Bank PLC	$(8,566)	$-	$-	$(8,566)
BNP Paribas SA	(6,130)	-	-	(6,130)
Morgan Stanley & Co. LLC	(1,575)	1,575	-	-

	$(16,271)	$1,575	$-	$(14,696)

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†

The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within an MNA or similar agreement.

116

Notes to Financial Statements (Unaudited) (Continued)

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. Typically, the Fund(s) and counterparties are not permitted to sell, re-pledge, or use the collateral they receive.

Further details regarding the derivatives and other investments held by the Fund(s) during the period ended March 31, 2020, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

Forward Foreign Currency Contracts and Foreign Currency Options. A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may also buy and sell options on currencies. When the Fund buys an option, its loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a currency, it is subject generally to the same risks as if it had entered into a futures contract or forward contract with respect to that currency. For example, futures contracts are exchange-traded and typically have minimal exposure to counterparty risk and forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered. For information regarding the accounting treatment of options, see Options, Rights, and Warrants” below.

A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts and related options.

Futures Contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed income security, during a specified future period at a specified

117

Notes to Financial Statements (Unaudited) (Continued)

price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

Options on Futures Contracts. If a Fund buys an option on a futures contract, it will have the right to assume a futures contract at a particular price during the course of the option. Its potential loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a futures contract, it is subject generally to the same risks as if it had entered into a futures contract underlying the option itself.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Total Return Swaps. A Fund also may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the

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duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment and stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk - the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

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During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

A Fund’s current exposure to a counterparty is the fair value of the transaction.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs

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will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Inflation-Linked Securities

Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of

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U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.

Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.

The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.

Bank Loans

A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At March 31, 2020, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the

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interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2020, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

The Funds employ the Agent to implement their securities lending program and the Agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. Income received by the Funds in securities lending transactions during the period ended March 31, 2020, is reflected as securities lending income on the Statement of Operations.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and realized capital gain distributions are recorded on the ex-dividend date. Withholding taxes on foreign

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interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Foreign Securities

The MM Select T. Rowe Price Real Assets Fund invests a significant amount of its assets in foreign securities and the MM Select T. Rowe Price Emerging Markets Bond Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Advisory Fees and Other Transactions

Investment Advisory Fees and Investment Subadvisers

MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), serves as investment adviser to each Fund. Under the investment advisory agreements between MML

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Notes to Financial Statements (Unaudited) (Continued)

Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives advisory fees, based upon each Fund’s average daily net assets, computed and accrued daily and payable monthly, at the annual rates shown in the following table.

MML Advisers has also entered into investment subadvisory agreements for each Fund with the unaffiliated investment subadviser shown in the following table. MML Advisers pays a subadvisory fee to each of these subadvisers based upon the average daily net assets of the Fund.

The Funds’ subadvisory fees are paid monthly by MML Advisers out of the advisory fees.

Fund	Investment Advisory Fee	Investment Subadviser(s)
Equity Asset Fund	0.18%	J.P. Morgan Investment Management Inc.
MM Select T. Rowe Price Bond Asset Fund*	0.45%	T. Rowe Price Associates, Inc.
MM Select T. Rowe Price Emerging Markets Bond Fund	0.72%	T. Rowe Price Associates, Inc.
MM Select T. Rowe Price Large Cap Blend Fund	0.60%	T. Rowe Price Associates, Inc.
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	0.33%	T. Rowe Price Associates, Inc.
MM Select T. Rowe Price Real Assets Fund**	0.63%	T. Rowe Price Associates, Inc.
MM Select T. Rowe Price Small and Mid Cap Blend Fund	0.67%	T. Rowe Price Associates, Inc.
MM Select T. Rowe Price U.S. Treasury Long-Term Fund	0.32%	T. Rowe Price Associates, Inc.

*	T. Rowe Price International Ltd serves as a sub-subadviser of the Fund.
**	T. Rowe Price Japan, Inc. serves as a sub-subadviser of the Fund.

Expense Caps and Waivers

MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), through January 31, 2021, based upon the average daily net assets of the Funds, as follows:

	Class I
MM Select T. Rowe Price Bond Asset Fund	0.40%
MM Select T. Rowe Price Emerging Markets Bond Fund	0.70%
MM Select T. Rowe Price Large Cap Blend Fund	0.55%	*
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	0.15%
MM Select T. Rowe Price Real Assets Fund	0.61%
MM Select T. Rowe Price Small and Mid Cap Blend Fund	0.65%
MM Select T. Rowe Price U.S. Treasury Long-Term Fund	0.15%

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Prior to October 18, 2019, MML Advisers agreed to cap the fees and expenses at 0.56%.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

125

Notes to Financial Statements (Unaudited) (Continued)

Other

Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.

The following table shows beneficial ownership of Funds’ shares by affiliated parties at March 31, 2020:

Total % Ownership by Related Party
Equity Asset Fund	100.0%
MM Select T. Rowe Price Bond Asset Fund	100.0%
MM Select T. Rowe Price Emerging Markets Bond Fund	100.0%
MM Select T. Rowe Price Large Cap Blend Fund	100.0%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	100.0%
MM Select T. Rowe Price Real Assets Fund	100.0%
MM Select T. Rowe Price Small and Mid Cap Blend Fund	100.0%
MM Select T. Rowe Price U.S. Treasury Long-Term Fund	100.0%

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended March 31, 2020, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Equity Asset Fund	$-	$170,291,895	$-	$296,967,549
MM Select T. Rowe Price Bond Asset Fund	405,199,229	148,887,382	470,156,020	181,512,331
MM Select T. Rowe Price Emerging Markets Bond Fund	-	31,886,008	-	32,662,911
MM Select T. Rowe Price Large Cap Blend Fund	-	888,823,400	-	765,845,326
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	115,554,930	17,949,070	163,782,344	14,100,131
MM Select T. Rowe Price Real Assets Fund	-	28,403,970	-	9,417,981
MM Select T. Rowe Price Small and Mid Cap Blend Fund	-	187,833,647	-	118,329,937
MM Select T. Rowe Price U.S. Treasury Long-Term Fund	148,773,281	-	268,632,752	-

The Funds may purchase from, or sell securities to, other affiliated Funds under procedures adopted by the Trustees. These procedures have been designed to ensure that cross trades conducted by the Funds comply with Rule 17a-7 under the 1940 Act: The cross trades disclosed in the table below are included within the respective purchases and sales amounts shown in the table above, as applicable.

Fund	Purchases	Sales
MM Select T. Rowe Price Large Cap Blend Fund	$278,466	$-

126

Notes to Financial Statements (Unaudited) (Continued)

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended March 31, 2020		Year Ended September 30, 2019

	Shares	Amount	Shares	Amount
Equity Asset Fund Class I
Sold	12,482,130	$94,665,413	18,540,918	$148,250,147
Issued as reinvestment of dividends	3,559,737	28,798,273	24,604,413	164,357,477
Redeemed	(27,871,290)	(221,441,150)	(21,464,270)	(170,167,802)

Net increase (decrease)	(11,829,423)	$(97,977,464)	21,681,061	$142,439,822

MM Select T. Rowe Price Bond Asset Fund Class I
Sold	10,422,531	$108,603,917	24,745,800	$248,417,165
Issued as reinvestment of dividends	2,371,788	24,310,832	-	-
Redeemed	(19,567,396)	(199,779,901)	(13,002,693)	(129,359,918)

Net increase (decrease)	(6,773,077)	$(66,865,152)	11,743,107	$119,057,247

MM Select T. Rowe Price Emerging Markets Bond Fund Class I
Sold	1,217,663	$12,044,717	4,223,172	$40,404,850
Issued as reinvestment of dividends	600,097	5,760,930	-	-
Redeemed	(1,603,382)	(15,857,328)	(837,811)	(8,110,673)

Net increase (decrease)	214,378	$1,948,319	3,385,361	$32,294,177

MM Select T. Rowe Price Large Cap Blend Fund Class I
Sold	19,594,309	$221,896,266	36,262,094	$381,693,642
Issued as reinvestment of dividends	1,187,593	14,144,236	-	-
Redeemed	(8,310,533)	(94,584,765)	(8,394,829)	(90,487,308)

Net increase (decrease)	12,471,369	$141,455,737	27,867,265	$291,206,334

MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund Class I
Sold	3,470,402	$35,569,294	10,255,106	$103,886,083
Issued as reinvestment of dividends	380,426	3,865,124	-	-
Redeemed	(7,942,586)	(79,532,513)	(2,420,449)	(24,394,499)

Net increase (decrease)	(4,091,758)	$(40,098,095)	7,834,657	$79,491,584

MM Select T. Rowe Price Real Assets Fund Class I
Sold	2,160,109	$19,817,600	2,470,405	$25,072,251
Issued as reinvestment of dividends	218,007	2,317,414	-	-
Redeemed	(544,559)	(5,329,954)	(423,348)	(4,280,143)

Net increase (decrease)	1,833,557	$16,805,060	2,047,057	$20,792,108

MM Select T. Rowe Price Small and Mid Cap Blend Fund Class I
Sold	7,889,271	$91,324,752	18,303,632	$197,400,902
Issued as reinvestment of dividends	1,320,808	15,691,196	-	-
Redeemed	(3,708,948)	(40,869,622)	(4,236,064)	(46,446,229)

Net increase (decrease)	5,501,131	$66,146,326	14,067,568	$150,954,673

MM Select T. Rowe Price U.S. Treasury Long-Term Fund Class I
Sold	766,248	$8,934,045	4,133,606	$43,484,692
Issued as reinvestment of dividends	941,599	10,338,761	-	-
Redeemed	(10,335,836)	(128,005,520)	(2,917,813)	(31,561,393)

Net increase (decrease)	(8,627,989)	$(108,732,714)	1,215,793	$11,923,299

127

Notes to Financial Statements (Unaudited) (Continued)

6. Federal Income Tax Information

At March 31, 2020, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Equity Asset Fund	$352,604,268	$22,979,337	$(47,064,370)	$(24,085,033)
MM Select T. Rowe Price Bond Asset Fund	578,075,057	11,646,045	(29,720,231)	(18,074,186)
MM Select T. Rowe Price Emerging Markets Bond Fund	111,004,158	619,867	(19,756,551)	(19,136,684)
MM Select T. Rowe Price Large Cap Blend Fund	1,305,879,896	66,770,555	(154,450,126)	(87,679,571)
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	153,557,601	1,282,823	(2,404,899)	(1,122,076)
MM Select T. Rowe Price Real Assets Fund	93,006,984	3,382,464	(20,365,943)	(16,983,479)
MM Select T. Rowe Price Small and Mid Cap Blend Fund	659,653,653	33,708,244	(138,805,068)	(105,096,824)
MM Select T. Rowe Price U.S. Treasury Long-Term Fund	41,637,420	10,276,874	(119,516)	10,157,358

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

At September 30, 2019, the following Fund(s) had post-enactment accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
Equity Asset Fund	$-	$-
MM Select T. Rowe Price Bond Asset Fund	-	-
MM Select T. Rowe Price Emerging Markets Bond Fund	-	339,829
MM Select T. Rowe Price Large Cap Blend Fund	6,723,487	-
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	36,416	297,912
MM Select T. Rowe Price Real Assets Fund	954,866	461,341
MM Select T. Rowe Price Small and Mid Cap Blend Fund	-	-
MM Select T. Rowe Price U.S. Treasury Long-Term Fund	-	-

Net capital loss carryforwards for the Fund(s) shown in the above table are from post-enactment years and are, therefore, not subject to the eight-year carryforward period and possible expiration.

The following Fund(s) elected to defer to the fiscal year beginning October 1, 2019, post October capital losses:

	Post-October Loss	Post-October Currency Loss
MM Select T. Rowe Price Large Cap Blend Fund	$19,655,921	$-

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

128

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2019, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Equity Asset Fund	$28,677,960	$135,679,517	$-
MM Select T. Rowe Price Bond Asset Fund	18,481,876	-	-
MM Select T. Rowe Price Emerging Markets Bond Fund	3,082,507	-	-
MM Select T. Rowe Price Large Cap Blend Fund	7,702,002	-	-
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	2,673,612	-	-
MM Select T. Rowe Price Real Assets Fund	1,177,029	10,846	-
MM Select T. Rowe Price Small and Mid Cap Blend Fund	8,792,659	126,631	-
MM Select T. Rowe Price U.S. Treasury Long-Term Fund	2,475,554	-	-

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2019, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, deferred Trustee compensation, and other temporary basis adjustments.

At September 30, 2019, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Equity Asset Fund	$4,780,955	$19,632,052	$(40,935)	$49,391,003
MM Select T. Rowe Price Bond Asset Fund	19,323,807	-	(13,010)	19,182,509
MM Select T. Rowe Price Emerging Markets Bond Fund	4,338,612	(339,829)	(1,938)	(2,036,632)
MM Select T. Rowe Price Large Cap Blend Fund	11,210,393	(6,723,487)	(19,679,624)	113,140,483
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	2,901,303	(334,328)	(3,144)	1,356,122
MM Select T. Rowe Price Real Assets Fund	1,896,421	(1,416,207)	(1,588)	802,923
MM Select T. Rowe Price Small and Mid Cap Blend Fund	5,436,596	7,483,838	(11,878)	30,319,091
MM Select T. Rowe Price U.S. Treasury Long-Term Fund	4,511,562	3,227,983	(2,820)	19,691,331

The Funds did not have any unrecognized tax benefits at March 31, 2020, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended March 31, 2020, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, or the returns filed to date for Funds in existence less than three years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

129

Notes to Financial Statements (Unaudited) (Continued)

8.	New Accounting Pronouncements

In March 2017, FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management has evaluated the impact of ASU 2017-08 and has adopted the disclosure requirements, and the impact, if any, is reflected within the Funds’ financial statements.

In August 2018, FASB issued Accounting Standards Update 2018-13 — Fair Value Measurement (Topic 820) Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy, and the valuation processes for Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated the impact of ASU 2018-13 and has early adopted the disclosure requirements and the impact, if any, is reflected within the Funds’ financial statements.

9.	Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 has produced, and will likely continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, and global business disruption, and it may result in future significant adverse effects, such as exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession throughout the world. Such factors may have a significant adverse effect on a Fund’s performance and have the potential to impair the ability of a Fund’s investment adviser, subadviser, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.

130

Other Information (Unaudited)

Proxy	Voting

A description of the policies and procedures that each Fund’s investment adviser and subadviser use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Quarterly	Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s EDGAR database on its website at http://www.sec.gov.

Liquidity	Risk Management Program

In 2016, the SEC adopted Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of fund shareholders. Pursuant to the Liquidity Rule, the Funds have adopted a Liquidity Risk Management Program (the “Program”). The Program is administered by MML Advisers, which has established a Liquidity Risk Management Program Committee (the “Committee”) to oversee the required management, assessments, reviews, and reports for the Program.

The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and the periodic classification of a Fund’s investments into groupings that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on March 10, 2020, the Trustees received a report prepared by the Committee regarding the operation and effectiveness of the Program for the period December 1, 2018 through December 1, 2019. No significant liquidity events impacting any of the Funds or their ability to timely meet redemptions without dilution to existing shareholders were noted in the report. In addition, the Committee provided its assessment that the Program had been effective in managing each Fund’s liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

131

Other Information (Unaudited) (Continued)

Trustees’	Approval of Investment Advisory Contracts

At their meeting in December 2019, the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), re-approved the delegation agreement (sub-subadvisory agreement) between T. Rowe Price Associates, Inc. and T. Rowe Price International Ltd for the MM Select T. Rowe Price Bond Asset Fund (“Delegation Agreement”).

In arriving at their decision, the Trustees concluded that they were satisfied with the terms of the Delegation Agreement and that the Delegation Agreement was appropriate and in the best interests of the Fund. In their deliberations, the Trustees were advised by independent counsel.

Prior to the vote being taken to approve the Delegation Agreement, the Independent Trustees met separately in executive session to discuss the appropriateness of such contract. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts.

In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

132

Other Information (Unaudited) (Continued)

Fund Expenses March 31, 2020

Expense Examples:

The following information is in regards to expenses for the six months ended March 31, 2020:

As a shareholder of the Funds, you incur ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended March 31, 2020.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Equity Asset Fund
Class I	$1,000	0.23%	$885.40	$1.08	$1,023.90	$1.16
MM Select T. Rowe Price Bond Asset Fund
Class I	1,000	0.40%	969.10	1.97	1,023.00	2.02
MM Select T. Rowe Price Emerging Markets Bond Fund
Class I	1,000	0.70%	865.30	3.26	1,021.50	3.54
MM Select T. Rowe Price Large Cap Blend Fund
Class I	1,000	0.55%	859.90	2.56	1,022.30	2.78
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund
Class I	1,000	0.15%	990.30	0.75	1,024.30	0.76

133

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
MM Select T. Rowe Price Real Assets Fund
Class I	$1,000	0.61%	$774.10	$2.71	$1,022.00	$3.08
MM Select T. Rowe Price Small and Mid Cap Blend Fund
Class I	1,000	0.65%	813.80	2.95	1,021.80	3.29
MM Select T. Rowe Price U.S. Treasury Long-Term Fund
Class I	1,000	0.15%	1,159.60	0.81	1,024.30	0.76

*

Expenses are calculated using the annualized expense ratio for the six months ended March 31, 2020, multiplied by the average account value over the period, multiplied by 183 days in the period, divided by 366 days in the year, unless stated otherwise.

134

Underwriter: MML Distributors, LLC 100 Bright Meadow Blvd. Enfield, Connecticut 06082-1981

© 2020 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001. All rights reserved. www.MassMutual.com. Investment Adviser: MML Investment Advisers, LLC	RS-49059-00

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

(a)	Please see portfolio of investments contained in the Reports to Stockholders included under Item 1 of this form N-CSR.

(b)	Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this filing.

Item 13. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(a)(4) Not applicable to this filing.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Select Funds

By (Signature and Title)	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date	5/21/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date	5/21/2020

By (Signature and Title)	/s/ Renee Hitchcock
Renée Hitchcock, Treasurer and Principal Financial Officer

Date	5/21/2020